UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive, Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: March 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in two (2) separate submissions due to file size limitations on EDGAR submissions. The initial submission of the Certified Shareholder Report on Form N-CSR (accession #0001193125-18-178503) provides the information required by Item 1 with respect to certain reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). This submission provides the information required by Item 1 with respect to the remaining reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) that were not included in the Registrant’s initial submission. Apart from Items 1 and 6, this submission is identical in all material respects to the initial submission.

Item 1.	Reports to Shareholders.

The following are copies of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

Filed under the previously filed companion submission on Form N-CSR:

●	PIMCO Funds—Asset Allocation Funds
●	PIMCO Funds—Bond Funds
●	PIMCO Funds—Credit Bond Funds
●	PIMCO Funds—Fundamental Index Funds
●	PIMCO Funds—International Bond Funds
●	PIMCO Funds—PIMCO All Asset Fund and PIMCO All Asset All Authority Fund
●	PIMCO Funds—PIMCO CommodityRealReturn Strategy Fund®
●	PIMCO Funds—PIMCO Income Fund
●	PIMCO Funds—PIMCO Low Duration Fund
●	PIMCO Funds—PIMCO Real Return Fund

Filed under this submission on Form N-CSR:

●	PIMCO Funds—PIMCO Total Return Fund
●	PIMCO Funds—PIMCO TRENDS Managed Futures Strategy Fund
●	PIMCO Funds—Real Return Strategy Funds
●	PIMCO Funds—Short Duration Strategy Funds
●	PIMCO Funds—StocksPLUS® Funds
●	PIMCO Funds—Tax-Efficient Strategy Funds
●	PIMCO Funds—Private Account Portfolio Series
●	PIMCO Funds—PIMCO Investment Grade Corporate Bond Fund
●	PIMCO Funds—PIMCO Unconstrained Bond Fund
●	PIMCO Funds—PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)
●	PIMCO Funds—PIMCO High Yield Fund
●	PIMCO Funds—PIMCO Short-Term Fund
●	PIMCO Funds—PIMCO Emerging Local Bond Fund

PIMCO Funds

Annual Report

March 31, 2018

PIMCO Total Return Fund

* This report includes a summary Schedule of Investments. A complete Schedule of Investments for the PIMCO Total Return Fund may be obtained, without charge, upon request, by contacting a PIMCO Funds representative at (888) 87-PIMCO and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Following is the PIMCO Funds Annual Report, which covers the 12-month reporting period ended March 31, 2018. On the subsequent pages you will find specific details regarding investment results and a discussion of factors that most affected performance over the reporting period.

For the 12-month reporting period ended March 31, 2018

The U.S. economy continued to expand during the reporting period. Looking back, U.S. gross domestic product (GDP) expanded at an annual pace of 3.1%, 3.2% and 2.9% during the second, third and fourth quarters of 2017, respectively. The Commerce Department’s initial reading — released after the reporting period had ended — showed that first quarter 2018 GDP grew at an annual pace of 2.3%.

The Federal Reserve (Fed) continued to normalize monetary policy during the reporting period. After raising interest rates in March and June 2017, the Fed again raised rates in December, moving the federal funds rate up to a range between 1.25% and 1.50%. In addition, in October 2017, the Fed started to reduce its balance sheet. Finally, at its March 2018 meeting, the Fed again increased rates to a range between 1.50% and 1.75%. The Fed also indicated that it expected to make two additional rate hikes in 2018, although this will be data-dependent.

Economic activity outside the U.S. also accelerated during the reporting period. Regardless, the European Central Bank (ECB) and Bank of Japan maintained their highly accommodative monetary policies. Other central banks took a more hawkish stance. In November 2017, the Bank of England instituted its first rate hike since 2007, and the Bank of Canada raised rates twice during the reporting period. Meanwhile, the ECB indicated that it may pare back its quantitative easing program in 2018.

The U.S. Treasury yield curve flattened during the reporting period, as short-term rates moved up more than their longer-term counterparts. The increase in rates at the short end of the yield curve was mostly due to Fed interest rate hikes. The yield on the benchmark 10-year U.S. Treasury note was 2.74% at the end of the reporting period, up from 2.40% on March 31, 2017. U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 0.43% over the 12 months ended March 31, 2018. Meanwhile the Bloomberg Barclays U.S. Aggregate Bond Index, a widely used index of U.S. investment grade bonds, returned 1.20% over the period. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, outperformed the broad U.S. market. While there were periods of volatility, they performed well given overall solid investor demand. The ICE BofAML U.S. High Yield Index returned 3.69% over the reporting period, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 3.34% over the reporting period. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 12.99% over the reporting period.

2	PIMCO TOTAL RETURN FUND

Global equities generally rose over the first 10 months of the period. This rally was driven by a number of factors, including improving global growth, corporate profits that often exceeded expectations and, in the U.S., optimism surrounding the passage of a tax reform bill in December 2017. However, a portion of those gains were given back during the final two months of the period. This was partially due to concerns over less accommodative central bank policies and fears of a trade war. All told, U.S. equities, as represented by the S&P 500 Index, returned 13.99% over the reporting period. Emerging market equities, as measured by the MSCI Emerging Markets Index, returned 24.93% over the period, whereas global equities, as represented by the MSCI World Index, returned 13.59%. Elsewhere, Japanese equities, as represented by the Nikkei 225 Index, returned 15.50% over the reporting period and European equities, as represented by the MSCI Europe Index, returned -0.43%.

Commodity prices fluctuated but generally moved higher during the 12 months ended March 31, 2018. When the reporting period began, crude oil was approximately $51 a barrel. By the end of the period it was roughly $65 a barrel. This ascent was driven in part by planned and observed production cuts by OPEC and the collapse in Venezuelan oil production, as well as good global growth maintaining demand. Elsewhere, gold and copper prices also moved higher over the reporting period.

Finally, during the reporting period, there were periods of volatility in the foreign exchange markets, possibly due, at least in part, to signs of improving global growth, decoupling central bank policies, and a number of geopolitical events. The U.S. dollar generally weakened against other major currencies over the reporting period. For example, the U.S. dollar fell 15.05%, 12.16% and 4.55% versus the euro, British pound and Japanese yen, respectively, during the 12 months ended March 31, 2018.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO. We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds May 24, 2018

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2018	3

Important Information About the PIMCO Total Return Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Total Return Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal Risks in the Notes to Financial Statements.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and

4	PIMCO TOTAL RETURN FUND

expenses. The minimum initial investment amount for Institutional Class, Class P and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P*	Administrative Class	Class A**	Class C	Class R	Diversification Status
PIMCO Total Return Fund	05/11/87	05/11/87	04/30/08	09/08/94	01/13/97	01/13/97	12/31/02	Diversified

*	See the Subsequent Events Note in the Notes to Financial Statements for information regarding the name of Class P.
**	Effective March 23, 2018, Class D shares were automatically converted into Class A shares of the same Fund.

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder

ANNUAL REPORT	MARCH 31, 2018	5

Important Information About the PIMCO Total Return Fund (Cont.)

approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6	PIMCO TOTAL RETURN FUND

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ANNUAL REPORT	MARCH 31, 2018	7

PIMCO Total Return Fund

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (05/11/87)
PIMCO Total Return Fund Institutional Class	2.13%	1.83%	4.75%	7.22%
PIMCO Total Return Fund Class P	2.02%	1.73%	4.65%	7.13%
PIMCO Total Return Fund Administrative Class	1.87%	1.57%	4.49%	6.95%
PIMCO Total Return Fund Class A	1.76%	1.44%	4.33%	6.74%
PIMCO Total Return Fund Class A (adjusted)	(2.06)%	0.66%	3.93%	6.59%
PIMCO Total Return Fund Class C	0.97%	0.68%	3.55%	5.96%
PIMCO Total Return Fund Class C (adjusted)	(0.02)%	0.68%	3.55%	5.96%
PIMCO Total Return Fund Class R	1.48%	1.18%	4.07%	6.48%
Bloomberg Barclays U.S. Aggregate Index	1.20%	1.82%	3.63%	6.25%♦
Lipper Core Plus Bond Funds Average	1.63%	2.09%	4.35%	6.27%♦

All Fund returns are net of fees and expenses.

♦ Average annual total return since 04/30/1987.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end, were 0.51% for Institutional Class shares, 0.61% for Class P shares, 0.76% for Administrative Class shares, 0.85% for Class A shares, 1.65% for Class C shares, and 1.15% for Class R shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

8	PIMCO TOTAL RETURN FUND

Institutional Class - PTTRX	Class P - PTTPX	Administrative Class - PTRAX
Class A - PTTAX	Class C - PTTCX	Class R - PTRRX

Allocation Breakdown as of 03/31/2018†§

U.S. Government Agencies	29.7%
Short-Term Instruments‡	26.7%
Corporate Bonds & Notes	17.7%
U.S. Treasury Obligations	8.0%
Asset-Backed Securities	6.9%
Non-Agency Mortgage-Backed Securities	6.9%
Sovereign Issues	3.3%
Other	0.8%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO Total Return Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

»	The following affected performance during the reporting period:

»	Positions in non-agency mortgage-backed securities (MBS) contributed to relative performance, as total returns in these securities were positive.

»	U.S. interest rate strategies contributed to relative performance, particularly overweight exposure to U.S. duration and the associated carry.

»	Exposure to high-yield corporate spread duration added to relative performance, as spreads narrowed.
»	Underweight exposure to investment grade corporate spread duration detracted from relative performance, as spreads tightened.

»

Short positions against a basket of Asian emerging markets currencies, particularly the Korean won and the Taiwanese dollar, detracted from relative performance, as these currencies appreciated against the U.S. dollar.

»	Short exposure to the French OAT-German Bund spread detracted from relative performance, as the spread tightened.

ANNUAL REPORT	MARCH 31, 2018	9

Expense Example PIMCO Total Return Fund

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from October 1, 2017 to March 31, 2018 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$988.30	$3.02	$1,000.00	$1,021.89	$3.07	0.61%
Class P	1,000.00	987.90	3.52	1,000.00	1,021.39	3.58	0.71
Administrative Class	1,000.00	987.10	4.26	1,000.00	1,020.64	4.33	0.86
Class A	1,000.00	986.70	4.71	1,000.00	1,020.19	4.78	0.95
Class C	1,000.00	982.70	8.65	1,000.00	1,016.21	8.80	1.75
Class R	1,000.00	985.20	6.19	1,000.00	1,018.70	6.29	1.25

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

10	PIMCO TOTAL RETURN FUND

Benchmark Descriptions

Index*	Benchmark Descriptions

Bloomberg Barclays U.S. Aggregate Index	Bloomberg Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

*	It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2018	11

Financial Highlights PIMCO Total Return Fund

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Institutional Class
03/31/2018	$10.12	$0.28	$(0.06)	$0.22	$(0.23)	$0.00	$(0.03)	$(0.26)
03/31/2017	10.18	0.36	(0.11)	0.25	(0.08)	0.00	(0.23)	(0.31)
03/31/2016	10.86	0.34	(0.32)	0.02	(0.29)	(0.36)	(0.05)	(0.70)
03/31/2015	10.78	0.23	0.36	0.59	(0.43)	(0.08)	0.00	(0.51)
03/31/2014	11.24	0.23	(0.37)	(0.14)	(0.23)	(0.07)	(0.02)	(0.32)

Class P
03/31/2018	10.12	0.27	(0.06)	0.21	(0.22)	0.00	(0.03)	(0.25)
03/31/2017	10.18	0.35	(0.11)	0.24	(0.08)	0.00	(0.22)	(0.30)
03/31/2016	10.86	0.33	(0.32)	0.01	(0.28)	(0.36)	(0.05)	(0.69)
03/31/2015	10.78	0.22	0.36	0.58	(0.42)	(0.08)	0.00	(0.50)
03/31/2014	11.24	0.22	(0.37)	(0.15)	(0.22)	(0.07)	(0.02)	(0.31)

Administrative Class
03/31/2018	10.12	0.26	(0.07)	0.19	(0.20)	0.00	(0.03)	(0.23)
03/31/2017	10.18	0.34	(0.12)	0.22	(0.07)	0.00	(0.21)	(0.28)
03/31/2016	10.86	0.32	(0.33)	(0.01)	(0.26)	(0.36)	(0.05)	(0.67)
03/31/2015	10.78	0.20	0.36	0.56	(0.40)	(0.08)	0.00	(0.48)
03/31/2014	11.24	0.20	(0.37)	(0.17)	(0.20)	(0.07)	(0.02)	(0.29)

Class A
03/31/2018	10.12	0.25	(0.07)	0.18	(0.19)	0.00	(0.03)	(0.22)
03/31/2017	10.18	0.32	(0.11)	0.21	(0.07)	0.00	(0.20)	(0.27)
03/31/2016	10.86	0.30	(0.32)	(0.02)	(0.25)	(0.36)	(0.05)	(0.66)
03/31/2015	10.78	0.19	0.36	0.55	(0.39)	(0.08)	0.00	(0.47)
03/31/2014	11.24	0.19	(0.38)	(0.19)	(0.18)	(0.07)	(0.02)	(0.27)

Class C
03/31/2018	10.12	0.17	(0.07)	0.10	(0.11)	0.00	(0.03)	(0.14)
03/31/2017	10.18	0.25	(0.12)	0.13	(0.05)	0.00	(0.14)	(0.19)
03/31/2016	10.86	0.22	(0.32)	(0.10)	(0.17)	(0.36)	(0.05)	(0.58)
03/31/2015	10.78	0.10	0.37	0.47	(0.31)	(0.08)	0.00	(0.39)
03/31/2014	11.24	0.11	(0.38)	(0.27)	(0.10)	(0.07)	(0.02)	(0.19)

12	PIMCO TOTAL RETURN FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$10.08	2.13%	$54,515,011	0.55%		0.55%		0.46%		0.46%		2.76%	635%
10.12	2.44	52,526,934	0.51		0.51		0.46		0.46		3.54	521
10.18	0.31	58,581,675	0.47		0.47		0.46		0.46		3.27	478
10.86	5.64	68,575,915	0.46		0.46		0.46		0.46		2.11	265
10.78	(1.24)	148,740,191	0.46		0.46		0.46		0.46		2.10	227

10.08	2.02	3,409,081	0.65		0.65		0.56		0.56		2.66	635
10.12	2.33	3,471,813	0.61		0.61		0.56		0.56		3.44	521
10.18	0.21	4,623,792	0.57		0.57		0.56		0.56		3.17	478
10.86	5.53	5,939,687	0.56		0.56		0.56		0.56		1.99	265
10.78	(1.34)	9,177,693	0.56		0.56		0.56		0.56		2.01	227

10.08	1.87	2,831,163	0.80		0.80		0.71		0.71		2.52	635
10.12	2.18	3,424,492	0.76		0.76		0.71		0.71		3.31	521
10.18	0.06	6,234,863	0.72		0.72		0.71		0.71		3.03	478
10.86	5.37	16,184,030	0.71		0.71		0.71		0.71		1.84	265
10.78	(1.49)	27,495,302	0.71		0.71		0.71		0.71		1.84	227

10.08	1.76	8,429,248	0.92	(c)	0.92	(c)	0.83	(c)	0.83	(c)	2.42	635
10.12	2.04	5,475,892	0.90		0.90		0.85		0.85		3.16	521
10.18	(0.08)	7,662,842	0.86		0.86		0.85		0.85		2.89	478
10.86	5.23	11,961,388	0.85		0.85		0.85		0.85		1.72	265
10.78	(1.63)	20,713,345	0.85		0.85		0.85		0.85		1.71	227

10.08	0.97	2,072,621	1.69		1.69		1.60		1.60		1.64	635
10.12	1.27	3,143,206	1.65		1.65		1.60		1.60		2.41	521
10.18	(0.82)	4,055,683	1.61		1.61		1.60		1.60		2.13	478
10.86	4.45	5,194,548	1.60		1.60		1.60		1.60		0.96	265
10.78	(2.36)	8,136,311	1.60		1.60		1.60		1.60		0.97	227

ANNUAL REPORT	MARCH 31, 2018	13

Financial Highlights PIMCO Total Return Fund (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Class R
03/31/2018	$10.12	$0.22	$(0.07)	$0.15	$(0.16)	$0.00	$(0.03)	$(0.19)
03/31/2017	10.18	0.30	(0.12)	0.18	(0.06)	0.00	(0.18)	(0.24)
03/31/2016	10.86	0.28	(0.33)	(0.05)	(0.22)	(0.36)	(0.05)	(0.63)
03/31/2015	10.78	0.16	0.36	0.52	(0.36)	(0.08)	0.00	(0.44)
03/31/2014	11.24	0.16	(0.37)	(0.21)	(0.16)	(0.07)	(0.02)	(0.25)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)	Per share amounts based on average number of shares outstanding during the year.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(c)	Effective October 2, 2017, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.30%.

14	PIMCO TOTAL RETURN FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$10.08	1.48%	$914,781	1.19%	1.19%	1.10%	1.10%	2.13%	635%
10.12	1.78	1,159,181	1.15	1.15	1.10	1.10	2.91	521
10.18	(0.33)	1,426,367	1.11	1.11	1.10	1.10	2.63	478
10.86	4.96	1,996,566	1.10	1.10	1.10	1.10	1.45	265
10.78	(1.87)	2,957,161	1.10	1.10	1.10	1.10	1.45	227

ANNUAL REPORT	MARCH 31, 2018	15

Statement of Assets and Liabilities PIMCO Total Return Fund

(Amounts in thousands†, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$101,449,103
Investments in Affiliates	13,209,977
Financial Derivative Instruments
Exchange-traded or centrally cleared	71,543
Over the counter	245,432
Cash	12,302
Deposits with counterparty	135,491
Foreign currency, at value	472,804
Receivable for investments sold	23,106
Receivable for investments sold on a delayed-delivery basis	6,748
Receivable for TBA investments sold	20,556,639
Receivable for Fund shares sold	91,678
Interest and/or dividends receivable	381,639
Dividends receivable from Affiliates	24,732
Other assets	8
Total Assets	136,681,202

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$10,160,142
Payable for sale-buyback transactions	816,760
Payable for short sales	27,231
Financial Derivative Instruments
Exchange-traded or centrally cleared	78,392
Over the counter	731,340
Payable for investments purchased	1,640,216
Payable for investments purchased on a delayed-delivery basis	279,411
Payable for TBA investments purchased	50,439,635
Deposits from counterparty	182,724
Payable for Fund shares redeemed	107,953
Distributions payable	10,437
Accrued investment advisory fees	15,762
Accrued supervisory and administrative fees	14,577
Accrued distribution fees	2,851
Accrued servicing fees	1,866
Total Liabilities	64,509,297

Net Assets	$72,171,905

Net Assets Consist of:
Paid in capital	$73,284,834
Undistributed (overdistributed) net investment income	(270,553)
Accumulated undistributed net realized gain (loss)	(1,778,588)
Net unrealized appreciation (depreciation)	936,212
Net Assets	$72,171,905

Cost of investments in securities	$100,088,394
Cost of investments in Affiliates	$13,216,470
Cost of foreign currency held	$472,909
Proceeds received on short sales	$27,105
Cost or premiums of financial derivative instruments, net	$76,715

* Includes repurchase agreements of:	$18,968

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2018

Net Assets:
Institutional Class	$54,515,011
Class P	3,409,081
Administrative Class	2,831,163
Class A	8,429,248
Class C	2,072,621
Class R	914,781
Shares Issued and Outstanding:
Institutional Class	5,406,587
Class P	338,097
Administrative Class	280,783
Class A	835,876
Class C	205,554
Class R	90,725
Net Asset Value Per Share Outstanding:
Institutional Class	$10.08
Class P	10.08
Administrative Class	10.08
Class A	10.08
Class C	10.08
Class R	10.08

ANNUAL REPORT	MARCH 31, 2018	17

Statement of Operations PIMCO Total Return Fund

Year Ended March 31, 2018
(Amounts in thousands†)

Investment Income:
Interest, net of foreign taxes*	$2,242,214
Dividends	250
Dividends from Investments in Affiliates	183,282
Total Income	2,425,746

Expenses:
Investment advisory fees	183,242
Supervisory and administrative fees	170,829
Distribution and/or servicing fees - Administrative Class	7,707
Distribution and/or servicing fees - Class D	10,064 (a)
Distribution fees - Class C	18,364
Distribution fees - Class R	2,575
Servicing fees - Class A	13,205
Servicing fees - Class C	6,121
Servicing fees - Class R	2,575
Trustee fees	506
Interest expense	63,897
Miscellaneous expense	1,829
Total Expenses	480,914
Waiver and/or Reimbursement by PIMCO	(2,441)
Net Expenses	478,473

Net Investment Income (Loss)	1,947,273

Net Realized Gain (Loss):
Investments in securities	683,494
Investments in Affiliates	(5,454)
Net capital gain distributions received from Affiliate investments	906
Exchange-traded or centrally cleared financial derivative instruments	(387,150)
Over the counter financial derivative instruments	(1,343,995)
Short sales	(1,631)
Foreign currency	102,366

Net Realized Gain (Loss)	(951,464)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(68,981)
Investments in Affiliates	(6,419)
Exchange-traded or centrally cleared financial derivative instruments	97,721
Over the counter financial derivative instruments	489,101
Short sales	(1)
Foreign currency assets and liabilities	(13,921)

Net Change in Unrealized Appreciation (Depreciation)	497,500

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,493,309

* Foreign tax withholdings	$61

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.

18	PIMCO TOTAL RETURN FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Total Return Fund

(Amounts in thousands†)	Year Ended March 31, 2018		Year Ended March 31, 2017
Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$1,947,273		$2,807,689
Net realized gain (loss)	(951,464)		(232,708)
Net change in unrealized appreciation (depreciation)	497,500		(663,481)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,493,309		1,911,500

Distributions to Shareholders:
From net investment income
Institutional Class	(1,218,595)		(409,123)
Class P	(71,989)		(27,716)
Administrative Class	(62,103)		(32,250)
Class D	(78,286	)(a)	(32,047)
Class A	(100,305)		(42,193)
Class C	(27,698)		(16,528)
Class R	(16,733)		(7,436)
Tax basis return of capital
Institutional Class	(137,511)		(1,287,183)
Class P	(8,494)		(87,201)
Administrative Class	(7,838)		(101,465)
Class D	(10,262	)(a)	(100,828)
Class A	(13,403)		(132,749)
Class C	(6,228)		(52,000)
Class R	(2,619)		(23,396)

Total Distributions(b)	(1,762,064)		(2,352,115)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(1,083,246)		(14,014,139)

Total Increase (Decrease) in Net Assets	(1,352,001)		(14,454,754)

Net Assets:
Beginning of year	73,523,906		87,978,660
End of year*	$72,171,905		$73,523,906

* Including undistributed (overdistributed) net investment income of:	$(270,553)		$(15,755)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Dividends and Distributions to Shareholders, in the Notes to Financial Statements for more information.

ANNUAL REPORT	MARCH 31, 2018	19

Summary Schedule of Investments PIMCO Total Return Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
INVESTMENTS IN SECURITIES

LOAN PARTICIPATIONS AND ASSIGNMENTS
Total Loan Participations and Assignments «~(m) (Cost $566,522)			$	567,965	0.8%
CORPORATE BONDS & NOTES

BANKING & FINANCE
Bank of America Corp.
2.625% - 5.875% due 05/01/2018 - 12/20/2028 ~(k)(p)	$	642,367		640,470	0.9%
6.875% due 04/25/2018		543,557		544,986	0.8%
Barclays Bank PLC
10.000% due 05/21/2021	GBP	3,100		5,296	0.0%
6.750% - 10.179% due 05/22/2019 - 04/10/2023 (l)	$	351,899		401,842	0.6%
14.000% due 06/15/2019 (k)•	GBP	367,534		582,666	0.8%
Blackstone CQP Holdco LP
6.500% due 03/20/2021	$	340,100		343,501	0.5%
Deutsche Bank AG
2.560% - 4.250% due 05/10/2019 - 02/27/2023 ~(p)		798,200		802,546	1.1%
Lloyds Bank PLC
12.000% due 12/16/2024 (k)•		436,085		550,305	0.8%
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2018	DKK	2,294,100		381,505	0.5%
Nykredit Realkredit A/S
1.000% due 04/01/2018		2,626,900		433,583	0.6%
1.000% due 10/01/2018		10,164,900		1,690,406	2.3%
1.000% - 2.000% due 04/01/2018 - 10/01/2018		1,914,300		317,062	0.5%
Realkredit Danmark A/S
1.000% due 04/01/2018		5,383,700		888,605	1.2%
2.000% due 04/01/2018		3,123,500		515,548	0.7%
Other Banking & Finance ^«~•(e)(h)(k)(m)(l)(n)(p)				9,117,009	12.6%

Total Banking & Finance				17,215,330	23.9%

INDUSTRIALS
Total Industrials ^«~•(c)(e)(h)(k)(m)(p)				2,259,354	3.1%
UTILITIES
Total Utilities ~(d)(m)(p)				797,140	1.1%

Total Corporate Bonds & Notes (Cost $19,745,322)				20,271,824	28.1%

MUNICIPAL BONDS & NOTES
Total Municipal Bonds & Notes (m) (Cost $398,913)				423,587	0.6%
U.S. GOVERNMENT AGENCIES
Fannie Mae
0.000% - 10.000% due 05/01/2018 - 06/25/2055 ~(a)(b)(h)(p)		2,852,214		2,695,756	3.7%
Fannie Mae, TBA
3.000% due 05/01/2033		499,000		497,594	0.7%
3.000% due 04/01/2048		2,113,310		2,059,514	2.9%
3.000% due 05/01/2048		4,071,570		3,962,517	5.5%
3.500% due 05/01/2033		1,178,550		1,199,286	1.7%
3.500% due 04/01/2048		3,844,457		3,850,212	5.3%

20	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
3.500% due 05/01/2048	DKK	3,856,493	$	3,856,390	5.3%
3.500% due 06/01/2048		497,700		497,006	0.7%
4.000% due 04/01/2048		2,208,650		2,265,657	3.1%
4.000% due 05/01/2048		6,015,915		6,160,616	8.6%
4.500% due 05/01/2048		1,661,000		1,735,880	2.4%
3.000% - 6.000% due 04/01/2033 - 06/01/2048		989,100		1,032,797	1.4%
Freddie Mac
0.200% - 27.980% due 05/01/2018 - 01/25/2047 ~(a)(p)		2,027,348		584,594	0.8%
Freddie Mac, TBA
3.500% due 04/12/2048		711,750		713,013	1.0%
3.500% due 05/14/2048		395,250		395,349	0.5%
4.000% due 05/14/2048		471,400		482,867	0.7%
4.000% - 5.500% due 04/12/2048 - 05/14/2048		493,500		518,336	0.7%
Ginnie Mae
0.884% - 10.000% due 12/20/2018 - 11/20/2067 ~(a)(p)		880,553		699,875	1.0%
Ginnie Mae, TBA
3.000% - 4.000% due 04/01/2048 - 05/21/2048		795,040		815,169	1.2%
Other U.S. Government Agencies «~(a)(b)(h)(m)				15,726	0.0%

Total U.S. Government Agencies (Cost $33,951,117)				34,038,154	47.2%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Bonds
2.750% due 08/15/2042 (p)(r)		391,500		377,607	0.5%
2.750% due 11/15/2042 (p)		862,100		830,656	1.1%
3.000% due 05/15/2042 (p)(t)		468,570		472,934	0.6%
3.000% due 11/15/2044 (p)(r)(t)		759,246		762,872	1.1%
3.125% due 08/15/2044 (p)(r)(t)		2,092,407		2,150,742	3.0%
3.625% due 08/15/2043 (p)		334,100		373,367	0.5%
4.375% due 11/15/2039 (p)(r)		294,450		364,083	0.5%
2.750% - 6.250% due 05/15/2030 - 11/15/2047 (p)(r)(t)		738,465		811,721	1.1%
U.S. Treasury Inflation Protected Securities (j)
0.875% due 02/15/2047 (p)		54,730		54,237	0.1%
U.S. Treasury Notes
1.750% due 09/30/2022 (p)(r)(t)		415,400		401,470	0.6%
2.125% due 09/30/2024 (p)(t)		1,102,000		1,065,894	1.5%
2.250% due 11/15/2024 (p)(t)		655,716		638,347	0.9%
1.750% - 2.375% due 08/31/2021 - 05/15/2027 (p)(r)(t)		878,930		854,751	1.2%

Total U.S. Treasury Obligations (Cost $9,324,629)				9,158,681	12.7%

NON-AGENCY MORTGAGE-BACKED SECURITIES
BCAP LLC Trust
1.731% - 6.531% due 01/26/2021 - 07/28/2047 ^~		1,880,980		1,745,554	2.4%
Credit Suisse Mortgage Capital Trust
3.222% due 07/25/2057 ~«		563,224		520,594	0.7%
0.000% - 3.532% due 05/27/2037 - 07/25/2057 «~(h)		177,147		163,755	0.2%
CSMC Trust
1.000% due 07/25/2045 «(c)		650,000		660,638	0.9%
Legacy Mortgage Asset Trust
2.796% due 12/26/2057 «		705,022		719,729	1.0%

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	21

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
Proteus RMBS DAC
0.149% due 10/29/2054 ~	EUR	292,300	$	359,835	0.5%
Warwick Finance Residential Mortgages Number Three PLC
1.436% due 12/21/2049 ~	GBP	254,692		358,355	0.5%
Other Non-Agency Mortgage-Backed Securities ^«~•(a)(b)(h)(m)(n)				3,365,491	4.7%

Total Non-Agency Mortgage-Backed Securities (Cost $7,490,494)				7,893,951	10.9%

ASSET-BACKED SECURITIES
Credit Suisse Mortgage Capital Trust
0.000% due 02/25/2056 ~		639,209		564,913	0.8%
0.000% due 02/25/2056 «(a)(h)		190		190	0.0%
Legacy Mortgage Asset Trust
3.085% due 12/25/2056 ~		656,922		601,785	0.8%
4.000% due 06/07/2060 «(c)		196,755		193,281	0.3%
Other Asset-Backed Securities ^«~•(c)(m)				6,573,677	9.1%

Total Asset-Backed Securities (Cost $7,533,929)				7,933,846	11.0%

SOVEREIGN ISSUES
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2018 (h)	BRL	1,518,406		453,007	0.6%
0.000% due 10/01/2018 (h)		7,254,000		2,131,403	3.0%
Other Sovereign Issues ~(j)(m)(p)				1,165,640	1.6%

Total Sovereign Issues (Cost $3,783,785)				3,750,050	5.2%

COMMON STOCKS
Total Common Stocks (f)(m) (Cost $15,195)				84	0.0%
CONVERTIBLE PREFERRED SECURITIES
Total Convertible Preferred Securities «(f)(m) (Cost $0)				0	0.0%
PREFERRED SECURITIES
Total Preferred Securities ~(k)(m) (Cost $4,180)				4,240	0.0%
SHORT-TERM INSTRUMENTS

CERTIFICATES OF DEPOSIT
Barclays Bank PLC
1.940% - 2.355% due 05/17/2018 - 09/04/2018	$	364,000		363,468	0.5%
Other Certificates of Deposit (m)				129,900	0.2%

Total Certificates of Deposit				493,368	0.7%

COMMERCIAL PAPER
Total Commercial Paper (m)				2,088,503	2.9%
REPURCHASE AGREEMENTS (o)
				18,968	0.0%
SHORT-TERM NOTES
Total Short-Term Notes «(m)				396,814	0.5%

22	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)	% OF NET ASSETS
ARGENTINA TREASURY BILLS
12.032% due 04/13/2018 - 02/22/2019 (g)(h)	ARS	5,381,748	$	628,733	0.9%
FRANCE TREASURY BILLS
Total France Treasury Bills (h)(m)				36,793	0.1%
GERMANY TREASURY BILLS
Total Germany Treasury Bills (h)(i)(m)				6,892	0.0%
GREECE TREASURY BILLS
1.275% due 04/13/2018 - 03/15/2019 (g)(h)	EUR	703,050		861,615	1.2%
ITALY TREASURY BILLS
(0.556)% due 04/13/2018 - 06/29/2018 (g)(h)		347,200		427,428	0.6%
JAPAN TREASURY BILLS
(0.194)% due 04/05/2018 - 06/18/2018 (g)(h)	JPY	1,193,218,600		11,216,024	15.5%
NIGERIA TREASURY BILLS
Total Nigeria Treasury Bills (h)(m)				52,036	0.1%
SPAIN TREASURY BILLS
Total Spain Treasury Bills (h)(i)(m)				44,692	0.1%
U.K. TREASURY BILLS
0.234% due 04/03/2018 - 04/20/2018 (g)(h)	GBP	281,700		395,191	0.5%
U.S. TREASURY BILLS
1.566% due 04/19/2018 - 04/26/2018 (g)(h)(p)(r)(t)	$	740,309		739,664	1.0%

Total Short-Term Instruments (Cost $17,274,308)				17,406,721	24.1%

Total Investments in Securities (Cost $100,088,394)				101,449,103	140.6%

		SHARES
INVESTMENTS IN AFFILIATES

SHORT-TERM INSTRUMENTS

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES
PIMCO Short Asset Portfolio		655,744,770		6,558,759	9.1%
PIMCO Short-Term Floating NAV Portfolio III		672,995,802		6,651,218	9.2%

Total Short-Term Instruments (Cost $13,216,470)				13,209,977	18.3%

Total Investments in Affiliates (Cost $13,216,470)				13,209,977	18.3%

Total Investments (Cost $113,304,864)			$	114,659,080	158.9%

Financial Derivative Instruments (q)(s) (Cost or Premiums, net $76,715)				(492,757)	(0.7)%

Other Assets and Liabilities, net				(41,994,418)	(58.2)%

Net Assets			$	72,171,905	100.0%

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	The group contains securities in default.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	23

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

«	The group contains securities valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	The group contains interest only securities.
(b)	The group contains principal only securities.
(c)	The group contains when-issued securities.
(d)	The group contains payment in-kind bond securities.
(e)	The group contains securities which are not accruing income as of the date of this report.
(f)	The group contains securities which did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	The group contains Zero coupon security.
(i)	Coupon represents a yield to maturity.
(j)	The group contains securities in which the Principal amount of security is adjusted for inflation.
(k)	The group contains securities which have a perpetual maturity; date shown, if applicable, represents next contractual call date.
(l)	The group contains contingent convertible securities.
(m)	Represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate, respectively as of March 31, 2018.

(n) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Britannia Mortgages PLC	1.000%	12/20/2048	12/29/2017	$5,184	$5,281	0.01%
Lloyds Banking Group PLC	3.000	10/11/2018	09/18/2017	22,500	22,454	0.03
Lloyds Banking Group PLC	3.000	02/04/2019	09/18/2017	17,500	17,409	0.03
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	15,000	16,267	0.02

				$60,184	$61,411	0.09%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(o)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$18,968	U.S. Treasury Notes 2.000% due 04/30/2024	$(19,348)	$18,968	$18,971

Total Repurchase Agreements						$(19,348)	$18,968	$18,971

24	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2018

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BCY	1.500%	03/23/2018	TBD	(3)	$(5,208)	$(5,210)
	2.200	03/28/2018	05/04/2018		(439,178)	(439,312)
BOM	1.630	02/08/2018	04/10/2018		(246,875)	(247,467)
	1.710	02/23/2018	04/23/2018		(494,100)	(494,992)
	1.710	02/26/2018	04/26/2018		(348,688)	(349,267)
	1.710	03/05/2018	04/23/2018		(53,034)	(53,104)
	1.710	03/15/2018	04/23/2018		(42,704)	(42,741)
	1.800	03/07/2018	04/16/2018		(350,000)	(350,455)
	1.800	03/16/2018	04/16/2018		(104,803)	(104,892)
	1.800	03/22/2018	04/16/2018		(152,380)	(152,464)
	1.810	03/08/2018	04/09/2018		(100,375)	(100,501)
	1.810	03/09/2018	04/09/2018		(283)	(283)
	1.830	03/13/2018	05/14/2018		(306,875)	(307,187)
	1.920	03/23/2018	04/23/2018		(60,053)	(60,085)
	1.940	03/21/2018	04/23/2018		(51,805)	(51,838)
BOS	1.600	03/14/2018	05/15/2018		(11,235)	(11,244)
	1.610	03/07/2018	04/09/2018		(1,589)	(1,591)
	1.610	03/15/2018	04/09/2018		(33,667)	(33,694)
	1.680	03/15/2018	04/26/2018		(8,330)	(8,337)
	1.700	03/07/2018	04/12/2018		(1,987)	(1,990)
	1.870	03/13/2018	04/12/2018		(71,243)	(71,317)
	2.040	03/23/2018	04/23/2018		(594,850)	(595,187)
	2.070	03/23/2018	04/23/2018		(132,717)	(132,793)
	2.400	03/29/2018	04/02/2018		(25,297)	(25,303)
BRC	1.870	03/13/2018	04/12/2018		(39,162)	(39,203)
	2.000	03/21/2018	04/20/2018		(268,919)	(269,098)
BSN	1.580	03/05/2018	04/13/2018		(10,287)	(10,300)
	1.580	03/15/2018	04/13/2018		(7,181)	(7,187)
	1.590	03/15/2018	04/02/2018		(1,628)	(1,629)
CIB	1.660	02/20/2018	04/20/2018		(106,838)	(107,039)
	1.660	03/14/2018	04/20/2018		(16,759)	(16,774)
	1.850	03/09/2018	04/06/2018		(431,113)	(431,644)
	1.850	03/15/2018	04/06/2018		(19,054)	(19,072)
	1.850	03/22/2018	04/06/2018		(58,050)	(58,083)
	2.100	03/21/2018	04/04/2018		(542,318)	(542,697)
GRE	1.640	03/15/2018	04/19/2018		(17,809)	(17,824)
	1.650	03/14/2018	04/16/2018		(3,299)	(3,302)
	1.690	03/15/2018	05/16/2018		(1,532)	(1,533)
	1.700	03/21/2018	05/18/2018		(69,737)	(69,777)
	1.760	03/02/2018	04/13/2018		(5,917)	(5,926)
	1.760	03/21/2018	04/13/2018		(46,824)	(46,851)
	1.790	03/07/2018	04/06/2018		(39,750)	(39,801)
	1.790	03/15/2018	04/06/2018		(26,810)	(26,834)
	1.820	03/12/2018	04/12/2018		(137,719)	(137,865)
	1.990	03/09/2018	04/09/2018		(434,953)	(435,530)
GSC	1.950	03/13/2018	04/12/2018		(313,506)	(313,846)
IND	1.590	03/21/2018	04/16/2018		(12,429)	(12,435)
	1.600	03/15/2018	04/17/2018		(199)	(200)
	1.600	03/21/2018	04/17/2018		(9,487)	(9,493)
	1.620	03/15/2018	04/23/2018		(100)	(100)
	1.630	03/07/2018	04/10/2018		(2,567)	(2,570)
	1.630	03/15/2018	04/10/2018		(1,984)	(1,986)
	1.630	03/21/2018	04/10/2018		(37,950)	(37,971)
	1.650	03/07/2018	04/13/2018		(1,345)	(1,346)
	1.650	03/15/2018	04/13/2018		(882)	(883)
	1.680	03/07/2018	04/23/2018		(2,934)	(2,938)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	25

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
	1.680%	03/15/2018	04/23/2018		$(3,790)	$(3,794)
	1.700	03/15/2018	04/10/2018		(13,965)	(13,977)
JML	1.200	02/06/2018	TBD	(3)	(1,100)	(1,102)
JPS	1.720	02/12/2018	05/14/2018		(221,500)	(222,019)
NOM	1.740	02/16/2018	05/16/2018		(221,883)	(222,366)
NXN	1.540	02/13/2018	04/05/2018		(102,244)	(102,454)
	1.540	03/09/2018	04/05/2018		(42,469)	(42,512)
	1.580	02/05/2018	04/03/2018		(642,950)	(644,530)
	1.580	03/22/2018	04/03/2018		(143,745)	(143,814)
	1.600	01/22/2018	04/13/2018		(98,000)	(98,305)
	1.800	02/26/2018	05/29/2018		(344,292)	(344,894)
RCY	1.710	02/14/2018	05/16/2018		(267,094)	(267,690)
	1.720	03/08/2018	05/18/2018		(24,750)	(24,780)
	1.740	02/23/2018	05/22/2018		(140,275)	(140,533)
	1.740	03/15/2018	05/22/2018		(292,300)	(292,554)
	1.740	03/22/2018	05/22/2018		(29,280)	(29,296)
	1.810	03/08/2018	04/09/2018		(299,625)	(300,002)
	1.810	03/22/2018	04/09/2018		(271,603)	(271,753)
	1.850	03/13/2018	04/12/2018		(48,953)	(49,003)
SCX	1.640	03/07/2018	04/19/2018		(2,683)	(2,686)
	1.790	03/22/2018	04/03/2018		(113,490)	(113,552)
	1.810	03/06/2018	04/06/2018		(504,305)	(504,990)
TDM	1.550	03/23/2018	TBD	(3)	(10,540)	(10,545)

Total Reverse Repurchase Agreements						$(10,160,142)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
UBS	1.560%	01/05/2018	04/05/2018	$(127,423)	$(127,406)
	1.560	01/25/2018	04/06/2018	(690)	(690)
	1.560	02/08/2018	04/06/2018	(9,255)	(9,254)
	1.600	02/05/2018	04/02/2018	(270,111)	(270,111)
	1.630	02/07/2018	04/05/2018	(131,442)	(131,424)
	1.630	02/14/2018	04/09/2018	(60,746)	(60,726)
	1.630	03/02/2018	04/09/2018	(162,307)	(162,256)
	1.630	03/07/2018	04/09/2018	(6,742)	(6,740)
	1.660	02/08/2018	04/30/2018	(3,419)	(3,415)
	1.660	02/14/2018	04/30/2018	(44,796)	(44,738)

Total Sale-Buyback Transactions					$(816,760)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies 0.0%
Fannie Mae, TBA	4.000%	04/01/2033	$24,000	$(24,571)	$(24,675)
Ginnie Mae, TBA	3.000	04/01/2048	2,600	(2,534)	(2,556)

Total Short Sales 0.0%				$(27,105)	$(27,231)

26	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2018

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BCY	$0	$(444,522)	$0	$(444,522)	$477,526	$33,004
BOM	0	(2,315,276)	0	(2,315,276)	2,311,244	(4,032)
BOS	0	(881,456)	0	(881,456)	906,683	25,227
BRC	0	(308,301)	0	(308,301)	316,962	8,661
BSN	0	(19,116)	0	(19,116)	19,152	36
CIB	0	(1,175,309)	0	(1,175,309)	1,170,145	(5,164)
FICC	18,971	0	0	18,971	(19,348)	(377)
GRE	0	(785,243)	0	(785,243)	803,953	18,710
GSC	0	(313,846)	0	(313,846)	324,293	10,447
IND	0	(87,693)	0	(87,693)	87,476	(217)
JML	0	(1,102)	0	(1,102)	1,065	(37)
JPS	0	(222,019)	0	(222,019)	222,315	296
NOM	0	(222,366)	0	(222,366)	228,766	6,400
NXN	0	(1,376,509)	0	(1,376,509)	1,384,805	8,296
RCY	0	(1,375,611)	0	(1,375,611)	1,371,660	(3,951)
SCX	0	(621,228)	0	(621,228)	621,071	(157)
TDM	0	(10,545)	0	(10,545)	10,574	29

Master Securities Forward Transaction Agreement
UBS	0	0	(816,760)	(816,760)	812,357	(4,403)

Total Borrowings and Other Financing Transactions	$18,971	$ (10,160,142)	$ (816,760)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(435,530)	$0	$(1,102)	$(436,632)
U.S. Government Agencies	0	(1,470,447)	(1,006,572)	0	(2,477,019)
U.S. Treasury Obligations	0	(5,864,123)	(1,366,613)	0	(7,230,736)
Sovereign Issues	0	0	0	(15,755)	(15,755)

Total	$0	$(7,770,100)	$(2,373,185)	$(16,857)	$(10,160,142)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(816,760)	0	0	(816,760)

Total	$0	$(816,760)	$0	$0	$(816,760)

Total Borrowings	$0	$(8,586,860)	$(2,373,185)	$(16,857)	$(10,976,902)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(10,976,902)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	27

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

(p)	Securities with an aggregate market value of $11,174,679 and cash of $7,469 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(4,416,452) at a weighted average interest rate of 1.334%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(171) of deferred price drop.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(q)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	$	105.250	05/25/2018	20,548	$20,548	$176	$22
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures		105.500	05/25/2018	84,479	84,479	728	90
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures		105.750	05/25/2018	2,500	2,500	21	3
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures		106.000	05/25/2018	65,314	65,314	558	70
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures		106.250	05/25/2018	3,651	3,651	31	4
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures		107.500	05/25/2018	204	204	2	0
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures		108.000	05/25/2018	33,293	33,293	285	36
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures		108.500	05/25/2018	65,272	65,272	558	71
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures		110.500	05/25/2018	2,500	2,500	21	3
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures		177.000	05/25/2018	418	418	3	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures		179.000	05/25/2018	2,788	2,788	23	2
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures		180.000	05/25/2018	18,509	18,509	153	16
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures		181.000	05/25/2018	4,900	4,900	41	4
Call - MSE Canada Government 10-Year Bond June 2018 Futures	CAD	150.000	05/18/2018	1,830	1,830	17	7

						$2,617	$328

Total Purchased Options						$2,617	$328

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note May 2018 Futures	$120.000	04/20/2018	9,305	$9,305	$(2,024)	$(872)
Put - CBOT U.S. Treasury 10-Year Note May 2018 Futures	120.500	04/20/2018	3,711	3,711	(808)	(754)

					$(2,832)	$(1,626)

Total Written Options					$(2,832)	$(1,626)

28	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2018

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Call Options Strike @ EUR 168.500 on Euro-OAT France Government 10-Year Bond June 2018 Futures	05/2018	5,259	EUR	65	$(6)	$0	$0
Call Options Strike @ EUR 170.000 on Euro-OAT France Government 10-Year Bond June 2018 Futures	05/2018	31,263		385	(33)	0	0
Euro-Bund 10-Year Bond June Futures	06/2018	30,208		5,925,921	90,015	7,434	0
Put Options Strike @ EUR 140.000 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	34,798		428	(37)	0	0
Put Options Strike @ EUR 141.000 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	9,928		122	(10)	0	0
U.S. Treasury 5-Year Note June Futures	06/2018	169,830	$	19,438,901	83,700	18,576	0
U.S. Treasury 10-Year Note June Futures	06/2018	93,903		11,375,468	88,254	22,009	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	4,996		801,702	17,477	5,776	0

					$279,360	$53,795	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	1,004	$	(244,010)	$1,305	$13	$0
90-Day Eurodollar June Futures	06/2020	14,257		(3,464,451)	1,956	0	0
90-Day Eurodollar March Futures	03/2020	11,451		(2,782,736)	8,279	143	0
90-Day Eurodollar September Futures	09/2019	309		(75,145)	386	4	0
90-Day Eurodollar September Futures	09/2020	7,406		(1,799,473)	(1,700)	0	(93)
Australia Government 10-Year Bond June Futures	06/2018	7,648	AUD	(761,375)	(11,945)	601	(3,894)
Canada Government 10-Year Bond June Futures	06/2018	8,474	CAD	(876,571)	(16,140)	0	(3,749)
Euro-BTP Italy Government Bond June Futures	06/2018	10,701	EUR	(1,827,454)	(45,244)	0	(14,484)
Euro-Buxl 30-Year Bond June Futures	06/2018	8,651		(1,760,407)	(53,824)	3,193	(426)
Euro-OAT France Government 10-Year Bond June Futures	06/2018	37,481		(7,129,457)	(135,139)	0	(12,913)
Put Options Strike @ EUR 158.000 on Euro-Bund 10-Year Bond May 2018 Futures	04/2018	4,862		(658)	860	359	0
U.S. Treasury 30-Year Bond June Futures	06/2018	23,747	$	(3,481,904)	(98,716)	0	(17,810)
United Kingdom Long Gilt June Futures	06/2018	459	GBP	(79,093)	(1,472)	0	(438)

					$(351,394)	$4,313	$(53,807)

Total Futures Contracts					$(72,034)	$58,108	$(53,807)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	29

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(2)	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Bank of America Corp.	1.000%	Quarterly	12/20/2020	0.329%		$40,000	$801	$(76)	$725	$0	$(2)
Berkshire Hathaway, Inc.	1.000	Quarterly	09/20/2021	0.381		20,000	177	244	421	1	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2023	0.728		47,000	(522)	1,210	688	0	(33)
Citigroup, Inc.	1.000	Quarterly	12/20/2020	0.335		58,200	1,175	(128)	1,047	0	(6)
Daimler AG	1.000	Quarterly	12/20/2020	0.311	EUR	35,800	593	260	853	0	(17)
Exelon Generation Co. LLC	1.000	Quarterly	06/20/2022	0.745		$8,700	(228)	320	92	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2022	1.141		3,100	573	(42)	531	0	(13)
General Motors Co.	5.000	Quarterly	06/20/2022	0.833		2,100	357	(5)	352	1	0
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2020	0.387		169,900	3,226	(407)	2,819	0	(21)
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2021	0.427		29,800	602	(61)	541	5	0
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2021	0.495		22,100	463	(59)	404	0	(5)
MBIA, Inc.	5.000	Quarterly	12/20/2018	4.668		5,000	(275)	296	21	0	(2)
MBIA, Inc.	5.000	Quarterly	12/20/2019	5.540		23,500	(2,239)	2,079	(160)	0	(68)
MetLife, Inc.	1.000	Quarterly	06/20/2021	0.320		25,200	89	453	542	0	(2)
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.410		72,300	(673)	2,219	1,546	0	(35)
Morgan Stanley	1.000	Quarterly	12/20/2020	0.388		68,200	1,084	46	1,130	0	(5)
Tesco PLC	1.000	Quarterly	06/20/2022	0.993	EUR	143,000	(7,211)	7,328	117	0	(40)

							$(2,008)	$13,677	$11,669	$7	$(249)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-30 5-Year Index	1.000%	Quarterly	06/20/2023	$ 4,489,300	$ 76,762	$(1,093)	$75,669	$4,438	$0
CDX.HY-30 5-Year Index	5.000	Quarterly	06/20/2023	112,900	6,777	226	7,003	508	0
CDX.HY-29 5-Year Index	5.000	Quarterly	12/20/2022	93,100	6,362	(182)	6,180	380	0
CDX.IG-26 5-Year Index	1.000	Quarterly	06/20/2021	1,600	28	3	31	1	0
CDX.IG-27 5-Year Index	1.000	Quarterly	12/20/2021	2,900	53	4	57	2	0
CDX.IG-28 5-Year Index	1.000	Quarterly	06/20/2022	28,000	524	0	524	23	0
CDX.IG-29 5-Year Index	1.000	Quarterly	12/20/2022	2,166,400	42,249	(1,291)	40,958	1,919	0

					$ 132,755	$(2,333)	$130,422	$7,271	$0

30	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2018

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Year BRL-CDI	8.220%	Maturity	01/02/2020	BRL	763,900	$(3,306)	$(1,844)	$(5,150)	$0	$(220)
Pay	1-Year BRL-CDI	10.060	Maturity	01/02/2023		463,100	1,053	5,148	6,201	179	0
Pay	1-Year BRL-CDI	10.460	Maturity	01/04/2027		1,094,000	1,777	12,538	14,315	547	0
Receive	3-Month CAD-Bank Bill	2.300	Semi-Annual	12/15/2025	CAD	62,000	(605)	994	389	0	(170)
Receive	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046		57,500	(694)	8,816	8,122	0	(320)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/05/2019		$2,702,600	0	(8,942)	(8,942)	0	(304)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		725,900	(5,976)	20,317	14,341	0	(1,443)
Receive(5)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		1,884,200	107,284	(17,775)	89,509	0	(4,048)
Receive	3-Month USD-LIBOR	2.532	Semi-Annual	12/05/2047		7,900	0	432	432	0	(39)
Receive	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2028	AUD	300,000	(696)	(3,159)	(3,855)	0	(1,174)
Pay(5)	6-Month EUR-EURIBOR	1.613	Annual	07/04/2042	EUR	334,600	0	10,451	10,451	0	(508)
Pay(5)	6-Month EUR-EURIBOR	1.623	Annual	07/04/2042		261,200	0	8,819	8,819	0	(395)
Pay(5)	6-Month EUR-EURIBOR	1.624	Annual	07/04/2042		614,500	0	21,003	21,003	0	(928)
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023	GBP	843,200	(1,836)	(2,581)	(4,417)	0	(3,205)
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	06/20/2028		161,600	5,249	(4,652)	597	0	(773)
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		783,000	17,687	(12,643)	5,044	0	(4,106)
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	06/20/2048		388,800	16,639	(14,259)	2,380	0	(2,876)
Receive(5)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		262,300	(13,119)	(8,024)	(21,143)	0	(2,201)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	744,440,000	(43,742)	(5,022)	(48,764)	4,504	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		72,760,000	(3,786)	2,028	(1,758)	242	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	01/18/2028		1,660,000	17	(129)	(112)	6	0
Receive	6-Month JPY-LIBOR	0.285	Semi-Annual	01/25/2028		13,550,000	972	(990)	(18)	48	0
Receive	6-Month JPY-LIBOR	0.351	Semi-Annual	02/08/2028		2,510,000	0	(155)	(155)	9	0
Receive	6-Month JPY-LIBOR	0.301	Semi-Annual	02/13/2028		4,700,000	297	(364)	(67)	16	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	02/16/2028		5,120,000	0	(324)	(324)	18	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		38,460,000	2,759	(2,987)	(228)	137	0
Receive(5)	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		2,880,000	47	(232)	(185)	12	0
Receive(5)	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		26,590,000	(23)	(2,160)	(2,183)	111	0

							$79,998	$4,304	$84,302	$5,829	$(22,710)

Total Swap Agreements							$210,745	$15,648	$226,393	$13,107	$(22,959)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	31

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$328	$58,108	$13,107	$71,543	$(1,626)	$(53,807)	$(22,959)	$ (78,392)

(r)	Securities with an aggregate market value of $978,527 and cash of $128,022 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(s)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2018	AUD	12,310	$	9,658	$203	$0
	07/2018	DKK	63,425		10,228	0	(311)
BOA	04/2018	ARS	4,080		197	0	(4)
	04/2018	AUD	27,406		21,577	527	0
	04/2018	DKK	3,301,068		515,918	0	(28,939)
	04/2018	EUR	16,100		19,905	82	0
	04/2018	JPY	42,063,100		398,637	3,294	0
	04/2018	RUB	2,459,768		43,116	294	0
	04/2018	SEK	978,128		119,434	2,290	0

32	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2018

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
	04/2018	$		1,448	AUD	1,878	$0	$(5)
	04/2018			58,494	DKK	366,273	1,961	0
	04/2018			1,225,916	GBP	867,148	0	(9,306)
	04/2018			172,054	RUB	10,161,834	5,044	0
	05/2018		ARS	80,340	$	3,845	0	(59)
	05/2018		GBP	867,148		1,227,372	9,262	0
	05/2018		NOK	1,546,425		200,634	3,111	0
	05/2018	$		80,023	SEK	654,103	0	(1,522)
	05/2018			5,424	ZAR	65,550	87	0
	06/2018		JPY	78,850,000	$	747,213	2,855	0
	06/2018		RUB	4,988,773		86,510	119	0
	06/2018	$		52,713	RUB	3,039,979	0	(70)
	06/2018			9,234	TWD	267,010	12	0
	07/2018		BRL	21,800	$	6,429	0	(122)
	07/2018		DKK	435,680		66,988	0	(5,410)
	07/2018		EUR	5,400		6,717	27	0
	08/2018			232,100		287,281	0	(1,583)
	10/2018		BRL	317,300		94,353	0	(235)
	10/2018		DKK	4,472,758		726,517	0	(22,315)
BPS	04/2018		ARS	33,850		1,626	0	(43)
	04/2018		BRL	677,200		179,368	0	(25,754)
	04/2018		DKK	717,124		109,021	0	(9,344)
	04/2018		EUR	113,743		140,992	1,037	0
	04/2018		JPY	3,560,000		32,160	0	(1,335)
	04/2018	$		203,743	BRL	677,200	1,379	0
	04/2018			165,569	RUB	9,889,765	6,716	0
	05/2018		JPY	1,470,900	$	13,813	0	(44)
	06/2018			46,580,000		439,459	0	(34)
	06/2018		TWD	3,531,412		122,181	0	(103)
	06/2018	$		21,869	KRW	23,378,930	183	0
	06/2018			3,494	TWD	100,994	3	0
	10/2018		BRL	14,600	$	4,340	0	(13)
BRC	04/2018		EUR	21,800		27,056	215	0
	04/2018		GBP	192,300		269,024	0	(956)
	04/2018		RUB	2,188,354		38,118	42	0
	04/2018	$		91,584	SEK	753,425	0	(1,351)
	05/2018		ARS	35,930	$	1,715	0	(30)
	05/2018		NOK	293,875		38,213	677	0
	06/2018	$		6,430	KRW	6,821,587	4	0
BSH	04/2018		BRL	2,287,000	$	688,068	0	(4,658)
	04/2018	$		700,875	BRL	2,287,000	0	(8,149)
	07/2018		BRL	1,345,000	$	405,963	1,798	(6)
	10/2018			4,403,000		1,310,092	7,178	(9,629)
CBK	04/2018		ARS	163,200		8,067	20	0
	04/2018		AUD	10,710		8,289	63	0
	04/2018		BRL	348,898		104,797	0	(883)
	04/2018		CAD	9,200		7,031	0	(110)
	04/2018		CHF	433		459	6	0
	04/2018		DKK	350,074		54,167	14	(3,628)
	04/2018		EUR	126,357		156,325	706	(24)
	04/2018		GBP	551,067		766,159	0	(7,052)
	04/2018		JPY	66,702,100		631,157	4,050	0
	04/2018		RUB	7,907,964		137,802	302	(276)
	04/2018	$		104,970	BRL	348,898	711	0
	04/2018			27,398	DKK	165,470	0	(86)
	04/2018			45,437	EUR	36,835	0	(113)
	04/2018			1,497	JPY	159,600	3	0
	04/2018			146,702	RUB	8,389,107	0	(474)
	05/2018		JPY	137,358,200	$	1,270,055	641	(24,016)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	33

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
	05/2018		MXN	415,081	$	22,065	$0	$(637)
	05/2018		TRY	9,460		2,411	48	0
	05/2018	$		98,557	BRL	328,898	824	0
	05/2018			423,882	JPY	44,948,000	0	(774)
	05/2018			127,691	RUB	7,425,878	1,089	0
	06/2018		JPY	134,710,000	$	1,275,245	3,921	(193)
	06/2018	$		855	IDR	11,836,335	2	0
	06/2018			40,864	KRW	43,439,658	110	0
	06/2018			25,985	TWD	751,252	29	0
	07/2018		BRL	20,000	$	5,906	0	(104)
	07/2018		DKK	719,958		110,822	0	(8,814)
	07/2018	$		5,899	DKK	35,408	0	(16)
	10/2018		BRL	105,000	$	30,818	0	(483)
	10/2018		DKK	104,590		17,137	0	(374)
	11/2018		NGN	284,250		750	0	(8)
DUB	04/2018		BRL	1,411,792		424,753	0	(2,875)
	04/2018		CAD	105,600		81,883	0	(83)
	04/2018		EUR	773,195		955,479	4,075	0
	04/2018		JPY	9,843,100		92,527	0	(84)
	04/2018	$		58,531	AUD	75,631	0	(442)
	04/2018			430,053	BRL	1,411,792	0	(2,425)
	05/2018		AUD	75,631	$	58,537	448	0
	05/2018		BRL	940,449		284,627	456	0
	05/2018		EUR	21,800		27,006	104	0
	05/2018	$		76,453	NOK	594,225	0	(553)
	06/2018			211,094	TWD	6,115,806	683	0
FBF	04/2018		ARS	44,500	$	2,177	0	(17)
	04/2018		BRL	940,449		282,944	0	(1,915)
	04/2018		KRW	18,041,071		16,845	0	(81)
	04/2018		RUB	23,237,366		403,820	713	(1,296)
	04/2018		TWD	2,379,186		81,591	0	(8)
	04/2018	$		285,417	BRL	940,449	0	(558)
	04/2018			16,916	KRW	18,041,071	10	0
	04/2018			124,784	RUB	7,067,057	0	(1,527)
	04/2018			81,766	TWD	2,379,186	0	(167)
	05/2018		BRL	940,449	$	284,586	415	0
	05/2018	$		577,248	JPY	60,888,000	0	(4,092)
	06/2018			18,416	KRW	19,713,832	179	0
	06/2018			122,497	RUB	7,029,900	0	(760)
GLM	04/2018		BRL	2,030,300	$	614,302	2,396	(3,067)
	04/2018		CAD	462,434		358,411	470	(1,022)
	04/2018		DKK	2,784,427		414,556	0	(45,027)
	04/2018		EUR	31,264		38,589	120	0
	04/2018		GBP	979,705		1,369,701	0	(4,825)
	04/2018		JPY	36,742,600		349,794	4,463	0
	04/2018		RUB	12,302,626		215,061	834	(150)
	04/2018	$		617,017	BRL	2,030,300	0	(2,046)
	04/2018			3,839	EUR	3,093	0	(33)
	04/2018			464,912	GBP	331,201	1,418	(1,654)
	04/2018			1,800,284	JPY	189,520,800	0	(19,045)
	04/2018			366,059	RUB	21,169,516	5,373	(2,380)
	05/2018		ARS	38,700	$	1,848	0	(32)
	05/2018		EUR	59,250		73,291	187	0
	05/2018		GBP	233,638		329,644	1,519	(78)
	05/2018		JPY	6,859,100		64,599	0	(52)
	05/2018	$		328,479	JPY	34,902,900	72	0
	05/2018			22,877	MXN	432,195	761	0
	06/2018		CNH	21,997	$	3,462	0	(32)
	06/2018		EUR	87,600		110,216	1,735	0

34	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2018

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
	06/2018	$		206,801	KRW	223,563,619	$4,074	$0
	06/2018			1,589	MYR	6,243	26	0
	06/2018			159,109	RUB	9,134,279	0	(930)
	06/2018			77,003	TWD	2,235,406	404	0
	07/2018		DKK	163,331	$	26,566	0	(575)
	07/2018	$		128,134	RUB	7,390,639	109	(676)
	10/2018		BRL	2,093,400	$	624,989	942	0
	10/2018		DKK	736,300		119,470	0	(3,804)
HUS	04/2018		ARS	50,110		2,448	0	(23)
	04/2018		BRL	1,161,600		338,702	0	(13,143)
	04/2018		CAD	219,737		170,996	1,516	(1,108)
	04/2018		DKK	186,410		27,746	0	(3,022)
	04/2018		EUR	71,900		88,919	286	0
	04/2018		RUB	26,482,170		460,646	694	(1,628)
	04/2018		SEK	2,108,090		257,036	4,564	0
	04/2018		TWD	2,379,186		81,787	188	0
	04/2018	$		2,354	AUD	3,013	0	(39)
	04/2018			351,702	BRL	1,161,600	1,716	(1,572)
	04/2018			854,010	RUB	49,366,729	9,033	(3,035)
	04/2018			305,826	SEK	2,508,990	0	(5,341)
	04/2018			81,591	TWD	2,379,186	8	0
	05/2018		ARS	19,030	$	911	0	(14)
	05/2018	$		489,501	SEK	4,022,280	0	(6,775)
	06/2018		JPY	17,220,000	$	163,543	984	0
	06/2018		RUB	2,405,932		41,886	222	0
	06/2018	$		665,847	KRW	719,030,221	12,374	0
	06/2018			189,669	RUB	10,888,891	56	(1,162)
	06/2018			169,019	TWD	4,881,537	137	(119)
	07/2018		DKK	30,754	$	4,604	0	(507)
	07/2018		EUR	120,600		146,570	0	(2,862)
	10/2018		NGN	1,127,400		3,000	0	(27)
	03/2019		EUR	58,400		74,478	559	0
IND	04/2018		CAD	17,333		13,434	0	(21)
	04/2018	$		812,503	GBP	584,453	7,485	0
	04/2018			766	SEK	6,253	0	(17)
JPM	04/2018		AUD	38,928	$	30,309	410	0
	04/2018		BRL	3,376,580		997,172	0	(25,585)
	04/2018		CAD	507,736		392,329	528	(2,349)
	04/2018		DKK	1,805,663		282,471	227	(15,789)
	04/2018		EUR	96,104		118,717	340	(30)
	04/2018		GBP	381,429		528,216	0	(6,930)
	04/2018		JPY	85,507,700		769,734	550	(34,712)
	04/2018		NZD	22,195		16,274	234	0
	04/2018		RUB	33,348,378		581,362	871	(533)
	04/2018		SEK	2,705,630		330,901	6,865	0
	04/2018	$		1,017,360	BRL	3,376,580	6,448	(1,051)
	04/2018			256,866	CAD	330,625	0	(229)
	04/2018			9,893	GBP	7,116	91	0
	04/2018			202,741	SEK	1,666,500	0	(3,155)
	05/2018		CAD	327,467	$	254,541	211	0
	05/2018		JPY	4,193,900		39,401	0	(128)
	05/2018		NGN	6,528,467		17,279	0	(683)
	05/2018		NOK	531,430		69,288	1,409	0
	05/2018		RUB	10,696,157		185,950	457	0
	05/2018	$		631,711	CAD	814,477	859	0
	05/2018			141,561	NOK	1,105,285	289	(673)
	05/2018			290,733	SEK	2,424,540	243	0
	06/2018		EUR	15,100	$	18,709	42	0
	06/2018		JPY	41,710,000		393,713	171	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	35

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
	06/2018		NGN	1,564,550	$	4,150	$0	$(135)
	06/2018		RUB	11,044,682		192,189	928	0
	06/2018	$		116,056	TWD	3,355,599	141	0
	07/2018		DKK	85,400	$	13,206	0	(985)
	07/2018	$		117,680	DKK	734,351	4,348	0
	09/2018		NGN	1,131,600	$	3,000	0	(50)
	10/2018		BRL	320,700		94,952	0	(649)
	10/2018		NGN	3,874,100		10,250	0	(148)
	11/2018			3,947,942		10,500	15	(13)
MSB	04/2018		ARS	35,550		1,721	0	(32)
	04/2018		BRL	277,278		80,943	0	(3,044)
	04/2018		EUR	127,496		157,986	819	0
	04/2018		JPY	117,833,000		1,106,961	0	(555)
	04/2018		RUB	10,641,444		186,194	862	0
	04/2018	$		85,046	BRL	277,278	16	(1,076)
	04/2018			47,714	RUB	2,745,941	135	0
	05/2018		JPY	315,230,000	$	2,924,263	0	(45,631)
	06/2018			320,000		3,033	12	0
	06/2018		RUB	1,179,955		20,496	63	0
	06/2018	$		66,098	KRW	71,611,697	1,449	0
	07/2018		BRL	22,500	$	6,629	0	(132)
	10/2018		NGN	281,437		750	0	(6)
NAB	04/2018		CAD	3,566		2,764	0	(4)
	04/2018	$		127,511	EUR	103,226	0	(497)
	06/2018		EUR	103,500	$	128,434	485	0
	03/2019			14,800		18,804	71	0
NGF	04/2018		BRL	1,888,890		563,810	0	(8,329)
	04/2018	$		568,292	BRL	1,888,890	3,847	0
	05/2018			300,282		1,000,000	1,883	0
RBC	04/2018			4,763	CAD	6,150	10	0
	04/2018			45,740	GBP	32,883	395	0
	04/2018			104,607	SEK	856,680	0	(2,008)
	06/2018			47,402	KRW	51,151,645	847	0
RYL	04/2018		ARS	7,600	$	375	1	0
	05/2018	$		85,436	NOK	664,320	0	(583)
	08/2018		EUR	59,200	$	73,121	0	(557)
SCX	04/2018		BRL	1,509,106		406,396	0	(50,708)
	04/2018		KRW	310,972,143		290,370	0	(1,376)
	04/2018	$		462,701	BRL	1,509,106	617	(6,214)
	04/2018			289,487	KRW	310,972,143	2,259	0
	05/2018		NGN	5,650,056	$	15,030	0	(547)
	05/2018	$		92,370	BRL	309,106	1,031	0
	06/2018		EUR	3,200	$	4,018	65	0
	06/2018		THB	372,860		11,759	0	(196)
	06/2018		TWD	19,549,270		671,773	0	(5,173)
	06/2018	$		6,572	INR	432,804	22	0
	06/2018			290,900	KRW	310,972,143	2,423	0
	06/2018			2,301	SGD	3,023	9	0
	06/2018			53,514	TWD	1,548,100	93	0
	07/2018		BRL	109,106	$	32,580	0	(206)
	08/2018		EUR	69,400		87,261	1,079	0
	08/2018		NGN	3,033,300		8,080	0	(145)
	09/2018			2,656,816		7,040	0	(119)
	10/2018		DKK	2,713,888		441,163	0	(13,198)
	10/2018		NGN	2,838,660		7,518	0	(96)
	11/2018			704,222		1,838	0	(44)
SOG	05/2018		ILS	25,579		7,560	252	0
	06/2018		KRW	971,332,210		918,127	1,923	0
	10/2018		DKK	3,421,655		562,817	0	(10,039)

36	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2018

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
SSB	04/2018		BRL	165,027	$	49,650	$0	$(336)
	04/2018		DKK	256,000		40,901	0	(1,353)
	04/2018	$		50,801	BRL	165,027	0	(815)
	04/2018			59,716	DKK	361,542	0	(41)
	04/2018			942,699	EUR	758,101	0	(9,893)
	05/2018		EUR	758,101	$	944,674	9,942	0
	10/2018		DKK	361,542		60,603	73	0
TOR	04/2018		BRL	388,890		115,422	0	(2,372)
	04/2018		CAD	28,600		22,167	0	(34)
	04/2018		DKK	2,055,552		300,585	0	(38,693)
	04/2018	$		117,002	BRL	388,890	792	0
	10/2018		DKK	1,170,452	$	189,900	0	(6,057)
	10/2018	$		341	DKK	2,205	28	0
UAG	04/2018		BRL	117,443	$	35,334	0	(239)
	04/2018		CAD	245,469		190,484	74	(124)
	04/2018		DKK	2,340,255		374,764	206	(11,712)
	04/2018		EUR	9,100		11,247	43	0
	04/2018		JPY	60,067,900		557,078	3,762	(11,457)
	04/2018		KRW	67,955,001		63,718	0	(36)
	04/2018		RUB	5,301,590		92,469	30	0
	04/2018	$		8,270	AUD	10,710	0	(44)
	04/2018			36,054	BRL	117,443	0	(481)
	04/2018			348,228	JPY	36,742,600	0	(2,897)
	04/2018			62,747	KRW	67,955,001	1,007	0
	04/2018			16,183	NZD	22,195	0	(143)
	04/2018			13,275	RUB	761,653	0	(3)
	05/2018		AUD	10,710	$	8,271	45	0
	05/2018		EUR	22,750		28,175	121	(17)
	05/2018		JPY	137,892,600		1,286,362	3,137	(15,591)
	05/2018		NZD	22,195		16,180	141	0
	05/2018	$		291,995	JPY	30,610,900	0	(3,847)
	06/2018		JPY	111,670,000	$	1,054,543	1,404	(720)
	06/2018		KRW	498,718,932		471,156	742	0
	06/2018	$		104,677	RUB	5,926,579	0	(2,047)
	07/2018		DKK	551,015	$	88,429	0	(3,134)

Total Forward Foreign Currency Contracts							$200,639	$(678,549)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC CDX.IG-29 5-Year Index	Buy	1.200%	04/18/2018	$ 321,000	$48	$6
	Put - OTC CDX.IG-29 5-Year Index	Buy	1.300	04/18/2018	107,000	16	1
	Put - OTC CDX.IG-29 5-Year Index	Buy	1.300	05/16/2018	616,000	92	96
	Put - OTC CDX.IG-30 5-Year Index	Buy	1.600	06/20/2018	378,600	57	58

						$213	$161

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	37

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945%	12/09/2019	$	84,000	$4,032	$5,294
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	08/20/2018		184,000	19,530	5,117
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940	08/20/2018		154,200	15,081	4,149
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	12/09/2019		20,000	920	1,289
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019		60,200	2,889	3,822
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905	08/20/2018		292,500	28,968	8,823

								$71,420	$28,494

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	$68.000	04/05/2018	$35,300	$2	$0
	Put - OTC Fannie Mae, TBA 3.500% due 04/01/2048	73.000	04/05/2018	692,700	27	0
	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	73.000	05/07/2018	1,200,000	47	0
	Put - OTC Fannie Mae, TBA 4.000% due 04/01/2048	76.500	04/05/2018	180,000	7	0
FBF	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	79.000	04/05/2018	100,000	4	0
JPM	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	69.000	05/07/2018	101,100	4	0
SAL	Put - OTC Fannie Mae, TBA 3.000% due 05/01/2048	67.000	05/07/2018	1,000,000	39	0
	Put - OTC Fannie Mae, TBA 3.000% due 05/01/2048	70.000	05/07/2018	970,000	38	0
	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	74.000	05/07/2018	750,000	29	0
	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	78.000	05/07/2018	1,000,000	39	0

					$236	$0

Total Purchased Options					$71,869	$28,655

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800%	04/18/2018	$ 371,800	$(476)	$(58)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	05/16/2018	62,300	(57)	(45)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	101,200	(111)	(117)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.800	06/20/2018	605,000	(1,029)	(1,035)

38	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2018

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900%	06/20/2018	$ 66,800	$(101)	$(77)
CBK	Put - OTC CDX.IG-29 5-Year Index	Sell	0.850	04/18/2018	343,500	(343)	(39)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	47,600	(56)	(55)
DUB	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	04/18/2018	349,700	(420)	(55)
	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018	43,700	(55)	(23)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018	107,100	(178)	(151)
FBF	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018	98,100	(132)	(52)
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	06/20/2018	46,500	(74)	(65)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	164,100	(214)	(190)

						$(3,246)	$(1,962)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Call - OTC USD versus BRL	BRL	3.300	04/11/2018	$	165,100	$(1,162)	$(1,299)
	Call - OTC USD versus BRL		3.305	04/25/2018		347,500	(3,292)	(3,913)
JPM	Call - OTC USD versus BRL		3.330	04/12/2018		176,400	(1,764)	(828)
MSB	Call - OTC USD versus MXN	MXN	19.230	04/11/2018		225,900	(1,898)	(33)
	Call - OTC USD versus MXN		19.550	04/12/2018		150,100	(1,255)	(10)
	Call - OTC USD versus MXN		19.250	04/25/2018		105,100	(1,163)	(102)
	Call - OTC USD versus MXN		19.350	04/27/2018		234,800	(2,571)	(214)
	Call - OTC USD versus SEK	SEK	8.340	04/25/2018		336,600	(1,408)	(2,877)
RYL	Put - OTC AUD versus USD	$	0.768	04/12/2018	AUD	298,550	(1,236)	(1,351)
	Call - OTC AUD versus USD		0.807	04/12/2018		298,550	(1,361)	(3)

							$(17,110)	$(10,630)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,757,700	$(14,866)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	4,179,400	(37,277)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	483,000	(6,231)	0
	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	09/09/2024	100,000	(1,710)	(105)
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	631,100	(4,733)	0
	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	486,300	(4,766)	0
JPM	Cap - OTC CPURNSA	237.900	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	08/22/2024	200,000	(990)	(20)
	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	09/08/2024	100,000	(475)	(11)

						$(71,048)	$(136)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	39

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	12/09/2019	$369,200	$(4,033)	$(6,878)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	1,489,600	(34,723)	(9,924)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	88,200	(926)	(1,643)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019	264,700	(2,888)	(4,951)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	1,287,100	(28,717)	(8,575)

							$(71,287)	$(31,971)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	$100.242	05/07/2018	$360,100	$(999)	$(1,383)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	100.305	05/07/2018	186,400	(488)	(662)
FBF	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	95.969	04/05/2018	165,000	(754)	(2)
	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	95.973	04/05/2018	346,000	(1,581)	(4)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	100.500	05/07/2018	223,800	(621)	(613)
GSC	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	100.234	05/07/2018	353,000	(1,158)	(1,369)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	100.445	05/07/2018	117,500	(308)	(347)
JPM	Put - OTC Fannie Mae, TBA 3.500% due 04/01/2048	99.352	04/05/2018	337,000	(1,856)	(24)
	Put - OTC Fannie Mae, TBA 3.500% due 04/01/2048	99.359	04/05/2018	250,000	(1,367)	(18)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	100.426	05/07/2018	39,700	(110)	(120)
SAL	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	97.477	04/05/2018	281,000	(944)	(513)
	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	97.508	04/05/2018	368,000	(1,265)	(722)
	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	97.531	04/05/2018	186,000	(639)	(385)

					$(12,090)	$(6,162)

Total Written Options					$(174,781)	$(50,861)

40	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2018

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN, U.S. MUNICIPAL AND U.S. TREASURY OBLIGATION ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(2)	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2019	0.298%	$	28,400	$239	$14	$253	$0
	Mexico Government International Bond	1.000	Quarterly	12/20/2018	0.317		171,300	(250)	1,164	914	0
BPS	Petrobras Global Finance BV	1.000	Quarterly	06/20/2018	0.426		2,900	(419)	424	5	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.754		47,700	(5,272)	5,488	216	0
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	0.802		1,800	(276)	284	8	0
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	0.965		10,000	(2,119)	2,131	12	0
BRC	Mexico Government International Bond	1.000	Quarterly	12/20/2018	0.317		88,200	(219)	690	471	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.754		8,300	(1,479)	1,517	38	0
CBK	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024			10,000	23	278	301	0
DUB	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.298		45,000	287	114	401	0
GST	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024			85,000	261	2,297	2,558	0
	Ohio State General Obligation Bonds, Series 2007	1.000	Quarterly	09/20/2024			10,000	102	242	344	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.754		11,400	(1,214)	1,266	52	0
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	0.802		100	(16)	16	0	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2018	0.220		36,800	185	37	222	0
HUS	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.754		2,400	(221)	232	11	0
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	0.802		2,300	(420)	430	10	0
	U.S. Treasury Notes	0.250	Quarterly	12/20/2018		EUR	25,000	(86)	126	40	0
JPM	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.754	$	8,800	(993)	1,033	40	0
MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024			10,000	16	285	301	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.754		94,500	(8,746)	9,174	428	0

								$(20,617)	$27,242	$6,625	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$16,878	$(3,748)	$2,428	$0	$(1,320)
CBK	MCDX-25 5-Year Index	1.000	Quarterly	12/20/2020	70,750	(131)	1,500	1,369	0
	MCDX-26 5-Year Index	1.000	Quarterly	06/20/2021	61,950	96	1,238	1,334	0
GST	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	21,400	(798)	790	0	(8)
	MCDX-25 5-Year Index	1.000	Quarterly	12/20/2020	201,800	(373)	4,278	3,905	0
	MCDX-26 5-Year Index	1.000	Quarterly	06/20/2021	87,000	208	1,666	1,874	0
JPS	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	17,500	(665)	786	121	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	4,000	(183)	199	16	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	7,600	(315)	312	0	(3)
MEI	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	74,000	(3,879)	4,390	511	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	9,600	(498)	536	38	0

						$(10,286)	$18,123	$9,168	$(1,331)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	41

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
JPS	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.700%	Maturity	04/05/2018	$820,000	$0	$(159)	$0	$(159)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.690	Maturity	04/19/2018	350,000	0	(10)	0	(10)
SAL	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.700	Maturity	04/04/2018	1,000,000	0	(199)	0	(199)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.698	Maturity	04/12/2018	1,690,000	0	(231)	0	(231)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.640	Maturity	07/12/2018	470,000	0	345	345	0

							$0	$(254)	$345	$(599)

Total Swap Agreements							$(30,903)	$45,111	$16,138	$(1,930)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
AZD	$203	$0	$0	$203	$(311)	$0	$0	$(311)	$(108)	$346	$238
BOA	28,965	5,294	1,167	35,426	(69,570)	(7,098)	0	(76,668)	(41,242)	38,859	(2,383)
BPS	9,318	0	241	9,559	(36,670)	(1,112)	0	(37,782)	(28,223)	34,393	6,170
BRC	938	0	509	1,447	(2,337)	0	(1,320)	(3,657)	(2,210)	3,207	997
BSH	8,976	0	0	8,976	(22,442)	0	0	(22,442)	(13,466)	0	(13,466)
CBK	12,539	0	3,004	15,543	(48,065)	(199)	0	(48,264)	(32,721)	45,491	12,770
DUB	5,766	0	401	6,167	(6,462)	(229)	0	(6,691)	(524)	3,652	3,128
FAR	0	0	0	0	0	(2,045)	0	(2,045)	(2,045)	1,769	(276)
FBF	1,317	0	0	1,317	(10,421)	(671)	0	(11,092)	(9,775)	2,027	(7,748)
GLM	24,903	14,377	0	39,280	(85,428)	(21,730)	0	(107,158)	(67,878)	82,507	14,629
GSC	0	0	0	0	0	(1,716)	0	(1,716)	(1,716)	1,519	(197)
GST	0	0	8,955	8,955	0	(65)	(8)	(73)	8,882	(8,890)	(8)
HUS	32,337	0	61	32,398	(40,377)	0	0	(40,377)	(7,979)	12,371	4,392
IND	7,485	0	0	7,485	(38)	0	0	(38)	7,447	(11,760)	(4,313)
JPM	25,677	161	40	25,878	(93,827)	(1,211)	0	(95,038)	(69,160)	58,538	(10,622)
JPS	0	0	137	137	0	0	(172)	(172)	(35)	0	(35)
MEI	0	0	549	549	0	0	0	0	549	(580)	(31)
MSB	3,356	0	0	3,356	(50,476)	(3,236)	0	(53,712)	(50,356)	61,999	11,643
MYC	0	8,823	729	9,552	0	(8,575)	0	(8,575)	977	(3,445)	(2,468)
NAB	556	0	0	556	(501)	0	0	(501)	55	0	55
NGF	5,730	0	0	5,730	(8,329)	0	0	(8,329)	(2,599)	3,718	1,119
RBC	1,252	0	0	1,252	(2,008)	0	0	(2,008)	(756)	430	(326)
RYL	1	0	0	1	(1,140)	(1,354)	0	(2,494)	(2,493)	(348)	(2,841)
SAL	0	0	345	345	0	(1,620)	(430)	(2,050)	(1,705)	2,199	494
SCX	7,598	0	0	7,598	(78,022)	0	0	(78,022)	(70,424)	75,539	5,115
SOG	2,175	0	0	2,175	(10,039)	0	0	(10,039)	(7,864)	3,587	(4,277)
SSB	10,015	0	0	10,015	(12,438)	0	0	(12,438)	(2,423)	2,642	219
TOR	820	0	0	820	(47,156)	0	0	(47,156)	(46,336)	48,800	2,464
UAG	10,712	0	0	10,712	(52,492)	0	0	(52,492)	(41,780)	31,308	(10,472)

Total Over the Counter	$200,639	$28,655	$16,138	$245,432	$(678,549)	$ (50,861)	$(1,930)	$(731,340)

42	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2018

(t)	Securities with an aggregate market value of $523,853 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$328	$328
Futures	0	0	0	0	58,108	58,108
Swap Agreements	0	7,278	0	0	5,829	13,107

	$0	$7,278	$0	$0	$64,265	$71,543

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$200,639	$0	$200,639
Purchased Options	0	161	0	0	28,494	28,655
Swap Agreements	0	15,793	0	0	345	16,138

	$0	$15,954	$0	$200,639	$28,839	$245,432

	$0	$23,232	$0	$200,639	$93,104	$316,975

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	43

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1,626	$1,626
Futures	0	0	0	0	53,807	53,807
Swap Agreements	0	249	0	0	22,710	22,959

	$0	$249	$0	$0	$78,143	$78,392

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$678,549	$0	$678,549
Written Options	0	1,962	0	10,630	38,269	50,861
Swap Agreements	0	1,331	0	0	599	1,930

	$0	$3,293	$0	$689,179	$38,868	$731,340

	$0	$3,542	$0	$689,179	$117,011	$809,732

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(5,402)	$(5,402)
Written Options	0	0	0	0	10,046	10,046
Futures	0	0	0	0	(222,793)	(222,793)
Swap Agreements	0	16,755	0	0	(185,756)	(169,001)

	$0	$16,755	$0	$0	$(403,905)	$(387,150)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,534,638)	$0	$(1,534,638)
Purchased Options	0	0	0	(254)	(9,394)	(9,648)
Written Options	0	0	0	146,708	19,979	166,687
Swap Agreements	0	33,904	0	0	(300)	33,604

	$0	$33,904	$0	$(1,388,184)	$10,285	$(1,343,995)

	$0	$50,659	$0	$(1,388,184)	$(393,620)	$(1,731,145)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$2,010	$2,010
Written Options	0	0	0	0	1,206	1,206
Futures	0	0	0	0	(96,123)	(96,123)
Swap Agreements	0	3,611	0	0	187,017	190,628

	$0	$3,611	$0	$0	$94,110	$97,721

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$505,224	$0	$505,224
Purchased Options	0	(52)	0	0	(8,566)	(8,618)
Written Options	0	1,284	0	1,171	(3,118)	(663)
Swap Agreements	0	(6,588)	0	0	(254)	(6,842)

	$0	$(5,356)	$0	$506,395	$(11,938)	$489,101

	$0	$(1,745)	$0	$506,395	$82,172	$586,822

44	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2018

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$491,780	$76,185	$567,965
Corporate Bonds & Notes
Banking & Finance	0	17,116,114	99,216	17,215,330
Industrials	0	2,222,114	37,240	2,259,354
Utilities	0	797,140	0	797,140
Municipal Bonds & Notes
Alabama	0	13,189	0	13,189
California	0	81,747	0	81,747
Connecticut	0	182	0	182
Georgia	0	62,873	0	62,873
Illinois	0	62,480	0	62,480
Iowa	0	23,039	0	23,039
Massachusetts	0	17,122	0	17,122
Michigan	0	274	0	274
New Jersey	0	3,357	0	3,357
New York	0	5,747	0	5,747
Ohio	0	3,933	0	3,933
Pennsylvania	0	9,741	0	9,741
Rhode Island	0	194	0	194
South Carolina	0	938	0	938
Texas	0	6,821	0	6,821
West Virginia	0	131,950	0	131,950
U.S. Government Agencies	0	34,037,107	1,047	34,038,154
U.S. Treasury Obligations	0	9,158,681	0	9,158,681
Non-Agency Mortgage-Backed Securities	0	5,488,015	2,405,936	7,893,951
Asset-Backed Securities	0	7,467,561	466,285	7,933,846
Sovereign Issues	0	3,750,050	0	3,750,050
Common Stocks
Consumer Discretionary	84	0	0	84
Preferred Securities
Banking & Finance	0	4,240	0	4,240
Short-Term Instruments
Certificates of Deposit	129,900	363,468	0	493,368
Commercial Paper	0	2,088,503	0	2,088,503
Repurchase Agreements	0	18,968	0	18,968
Short-Term Notes	0	364,189	32,625	396,814
Argentina Treasury Bills	0	628,733	0	628,733
France Treasury Bills	0	36,793	0	36,793
Germany Treasury Bills	0	6,892	0	6,892
Greece Treasury Bills	0	861,615	0	861,615
Italy Treasury Bills	0	427,428	0	427,428
Japan Treasury Bills	0	11,216,024	0	11,216,024
Nigeria Treasury Bills	0	52,036	0	52,036
Spain Treasury Bills	0	44,692	0	44,692
U.K. Treasury Bills	0	395,191	0	395,191
U.S. Treasury Bills	0	739,664	0	739,664
	$129,984	$98,200,585	$3,118,534	$101,449,103

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	45

Summary Schedule of Investments PIMCO Total Return Fund (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$13,209,977	$0	$0	$13,209,977

Total Investments	$13,339,961	$98,200,585	$3,118,534	$114,659,080

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(27,231)	$0	$(27,231)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	58,115	13,428	0	71,543
Over the counter	0	245,432	0	245,432
	$58,115	$258,860	$0	$316,975

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(53,807)	(24,585)	0	(78,392)
Over the counter	0	(731,340)	0	(731,340)
	$(53,807)	$(755,925)	$0	$(809,732)

Total Financial Derivative Instruments	$4,308	$(497,065)	$0	$(492,757)

Totals	$13,344,269	$97,676,289	$3,118,534	$114,139,092

There were no significant transfers among Levels 1 and 2 during the period ended March 31, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2018:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases(1)	Net Sales(1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2018(2)
Investments in Securities, at Value
Loan Participations and Assignments	$77,593	$76,457	$(78,000)	$0	$0	$135	$0	$0	$76,185	$119
Corporate Bonds & Notes
Banking & Finance	133,024	81,504	(3,492)	(261)	269	(360)	0	(111,468)	99,216	2,663
Industrials	6,530	36,946	(3,264)	0	(53)	(373)	0	(2,546)	37,240	(312)
U.S. Government Agencies	23,722	0	(4,515)	2	(4)	173	0	(18,331)	1,047	0
Non-Agency Mortgage-Backed Securities	317,304	2,364,837	(290,614)	3	557	16,201	0	(2,352)	2,405,936	15,660
Asset-Backed Securities	152,802	465,902	(65,494)	(6)	(14)	759	0	(87,664)	466,285	693
Short-Term Instruments
Short-Term Notes	0	32,625	0	0	0	0	0	0	32,625	0

	$710,975	$3,058,271	$(445,379)	$(262)	$755	$16,535	$0	$(222,361)	$3,118,534	$18,823

Financial Derivative Instruments - Liabilities
Over the counter	$(60)	$0	$(186)	$0	$186	$60	$0	$0	$0	$0

Totals	$710,915	$3,058,271	$(445,565)	$(262)	$941	$16,595	$0	$(222,361)	$3,118,534	$18,823

46	PIMCO TOTAL RETURN FUND	See Accompanying Notes

March 31, 2018

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$12,433	Other Valuation Techniques(3)	—	—
	58,769	Proxy Pricing	Base Price	98.850-100.000
	4,983	Third Party Vendor	Broker Quote	100.250-100.375
Corporate Bonds & Notes
Banking & Finance	2	Other Valuation Techniques(3)	—	—
	82,948	Proxy Pricing	Base Price	100.000
	16,267	Reference Instrument	OAS Spread	490.400 bps
Industrials	36,547	Reference Instrument	Yield	9.773
	693	Third Party Vendor	Broker Quote	107.300
U.S. Government Agencies	1,047	Proxy Pricing	Base Price	97.940-99.226
Non-Agency Mortgage-Backed Securities	18,357	Proxy Pricing	Base Price	$ 603,897.180
	1,836,405	Proxy Pricing	Base Price	33.930-102.033
	551,173	Third Party Vendor	Broker Quote	86.125-92.431
Asset-Backed Securities	218,198	Proxy Pricing	Base Price	97.917-100.000
	248,087	Third Party Vendor	Broker Quote	99.994-100.000
Short-Term Instruments
Short-Term Notes	32,625	Third Party Vendor	Broker Quote	100.000

Total	$3,118,534

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	47

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class A, Class C and Class R shares of the PIMCO Total Return Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

On March 23, 2018, PIMCO processed an automatic conversion of all Class D shares of the Fund into Class A shares of the Fund. Shareholders of Class D received Class A shares of equal value to their outstanding shares of Class D as of March 23, 2018. The conversion was tax-free and shareholders did not have to pay any sales charge, fee or other charge in connection with the conversion.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

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Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal

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Notes to Financial Statements (Cont.)

period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05, which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of

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information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity

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Notes to Financial Statements (Cont.)

options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation

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to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or

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Notes to Financial Statements (Cont.)

methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads,

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default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates.

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Notes to Financial Statements (Cont.)

Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

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Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The tables below show the Fund’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2018 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$0	$6,554,607	$11,370	$0	$(7,218)	$6,558,759	$40,691	$906

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$8,132,428	$45,989,845	$(47,466,400)	$(5,454)	$799	$6,651,218	$142,591	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Delayed-Delivery Transactions  involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective

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Notes to Financial Statements (Cont.)

obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loan Participations, Assignments and Originations  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a

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commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of March 31, 2018, the Fund had $314,500,000 in unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

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Notes to Financial Statements (Cont.)

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities  (“PIKs”) may give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statement of Assets and Liabilities.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund at March 31, 2018 are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

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Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

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Notes to Financial Statements (Cont.)

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. The Fund will be subject to

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additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying

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Notes to Financial Statements (Cont.)

degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified

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date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying

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Notes to Financial Statements (Cont.)

certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement

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amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. Unlike credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues, deliverable obligations in most instances would be limited to the specific referenced obligation, or in some cases specific tranches of the specified reference obligation, as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect.

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Notes to Financial Statements (Cont.)

Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

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7. PRINCIPAL RISKS

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index,

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Notes to Financial Statements (Cont.)

and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Equity Risk  is the risk that the value of equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

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Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund.

Convertible Securities Risk  is the risk that arises when convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback

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Notes to Financial Statements (Cont.)

transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

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(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class P	Administrative Class	Class A	Class C	Class R
0.25%	0.21%	0.31%	0.21%	0.30%	0.35%	0.35%

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%

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Notes to Financial Statements (Cont.)

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended March 31, 2018, the Distributor retained $8,573,595 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000 and each other committee chair receives an additional annual retainer of $4,500. Each Trustee, other than the Trustees affiliated with PIMCO, or its affiliates, receives $775 for each Valuation Oversight Committee meeting attended. In addition, the Valuation Oversight Committee co-leads together receive an additional retainer of $11,500, which amount is divided evenly among the co-leads so that each individually receives an additional annual retainer of $5,750. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

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Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. At March 31, 2018, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2018, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Purchases	Sales
$544,984	$1,486,782

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

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Notes to Financial Statements (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2018, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$521,648,275	$527,994,592	$17,943,121	$14,421,153

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 03/31/2018				Year Ended 03/31/2017
	Shares		Amount		Shares	Amount

Receipts for shares sold
Institutional Class	1,086,152		$11,104,693		1,096,645	$11,186,852
Class P	98,316		1,004,791		101,090	1,028,494
Administrative Class	62,764		641,820		72,182	735,762
Class D	45,193		461,943		57,772	587,552
Class A	476,807	(a)	4,810,669	(a)	75,769	772,566
Class C	8,213		84,072		13,430	137,162
Class R	16,486		168,659		18,125	184,650

Issued as reinvestment of distributions
Institutional Class	124,269		1,270,558		153,949	1,571,272
Class P	6,253		63,926		8,881	90,653
Administrative Class	6,787		69,406		12,969	132,483
Class D	8,040		82,325		12,925	131,944
Class A	9,773		99,932		14,740	150,502
Class C	2,576		26,343		5,126	52,332
Class R	1,820		18,609		2,905	29,654

Cost of shares redeemed
Institutional Class	(993,596)		(10,150,093)		(1,817,733)	(18,480,992)
Class P	(109,482)		(1,118,788)		(221,347)	(2,252,560)
Administrative Class	(127,103)		(1,301,175)		(359,526)	(3,661,505)
Class D	(480,293	)(a)	(4,848,277	)(a)	(173,658)	(1,767,957)
Class A	(191,745)		(1,960,734)		(302,506)	(3,084,076)
Class C	(115,772)		(1,181,308)		(106,576)	(1,083,553)
Class R	(42,109)		(430,617)		(46,673)	(475,374)
Net increase (decrease) resulting from Fund share transactions	(106,651)		$(1,083,246)		(1,381,511)	$(14,014,139)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	On March 23, 2018, 372,992 Class D shares in the amount of $3,751,295 converted into Class A shares of the Fund.

14. REGULATORY AND LITIGATION MATTERS

On December 31, 2014, a lawsuit was filed in the United States District Court for the Western District of Washington by Robert Kenny, an investor in the Fund, against PIMCO and the Distributor (collectively in this paragraph, the “PIMCO 36(b) Parties”). The complaint purports to be brought

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derivatively on behalf of the Fund, and alleges that the PIMCO 36(b) Parties violated Section 36(b) of the Investment Company Act of 1940 by receiving excessive compensation from the Fund. The plaintiff seeks injunctive and declaratory relief; rescission of the investment advisory, supervisory and administrative and distribution agreements; recovery of fees paid to the PIMCO 36(b) Parties by the Fund for the period beginning one year prior to the filing of the complaint through trial; and reduced fees going forward. The PIMCO 36(b) Parties believe the claims are without merit and intend to vigorously defend the action. In addition, the PIMCO 36(b) Parties believe that the matter is unlikely to have a material adverse effect on the Fund or on PIMCO’s or the Distributor’s ability to perform their respective services relating to the Fund.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2018, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of March 31, 2018, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)
PIMCO Total Return Fund	$0	$0	$879,184	$(10,437)	$(1,650,780)	$0	$(330,896)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, sale/buyback transactions, convertible preferred securities, interest-only basis adjustment, straddle loss deferrals, Passive Foreign Investment Companies (PFICs), and Lehman securities.

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Notes to Financial Statements (Cont.)

March 31, 2018

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for distributions payable at fiscal year-end.
(4)	Capital losses available to offset future net capital gains expire in varying amounts as shown below.
(5)	Capital losses realized during the period November 1, 2017 through March 31, 2018 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2017 through March 31, 2018 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considereed all short-term under previous law. As of March 31, 2018, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term
PIMCO Total Return Fund	$41,194	$1,609,586

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of March 31, 2018, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)
PIMCO Total Return Fund	$113,404,028	$2,758,904	$(1,863,930)	$894,974

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) on investments are attributable to open wash sale loss deferrals, sale/buyback transactions, straddle loss deferrals, interest-only basis adjustment, convertible preferred securities, unrealized gain or loss on certain futures, options and forward contracts, realized and unrealized gain (loss) swap contracts, Passive Foreign Investment Companies (PFICs), and Lehman securities.

For the fiscal years ended March 31, 2018 and March 31, 2017, respectively, the Fund made the following tax basis distributions (amounts in thousands†):

	March 31, 2018			March 31, 2017
	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)
PIMCO Total Return Fund	$1,575,709	$0	$186,355	$567,293	$0	$1,784,822

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

16. SUBSEQUENT EVENTS

On February 13, 2018, the Board approved a proposal to change the name of Class P for all Funds of the Trust that offer such class to I-2. The name change occurred on April 27, 2018.

There were no other subsequent events identified that require recognition or disclosure.

78	PIMCO TOTAL RETURN FUND

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO Total Return Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary schedule of investments, of PIMCO Total Return Fund (one of the funds constituting PIMCO Funds, referred to hereafter as the “Fund”) as of March 31, 2018, the related statement of operations for the year ended March 31, 2018, the statement of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2018 and the financial highlights for each of the five years in the period ended March 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 24, 2018

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

ANNUAL REPORT	MARCH 31, 2018	79

Glossary: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	JML	JP Morgan Securities Plc
BCY	Barclays Capital, Inc.	JPM	JP Morgan Chase Bank N.A.
BOA	Bank of America N.A.	JPS	JP Morgan Securities, Inc.
BOM	Bank of Montreal	MEI	Merrill Lynch International
BOS	Banc of America Securities LLC	MSB	Morgan Stanley Bank, N.A
BPS	BNP Paribas S.A.	MYC	Morgan Stanley Capital Services, Inc.
BRC	Barclays Bank PLC	NAB	National Australia Bank Ltd.
BSH	Banco Santander S.A.	NGF	Nomura Global Financial Products, Inc.
BSN	Bank of Nova Scotia	NOM	Nomura Securities International Inc.
CBK	Citibank N.A.	NXN	Natixis New York
CIB	Canadian Imperial Bank of Commerce	RBC	Royal Bank of Canada
DUB	Deutsche Bank AG	RCY	Royal Bank of Canada
FAR	Wells Fargo Bank National Association	RYL	Royal Bank of Scotland Group PLC
FBF	Credit Suisse International	SAL	Citigroup Global Markets, Inc.
FICC	Fixed Income Clearing Corporation	SCX	Standard Chartered Bank
GLM	Goldman Sachs Bank USA	SOG	Societe Generale
GRE	RBS Securities, Inc.	SSB	State Street Bank and Trust Co.
GSC	Goldman Sachs & Co.	TDM	TD Securities (USA) LLC
GST	Goldman Sachs International	TOR	Toronto Dominion Bank
HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
IND	Crédit Agricole Corporate and Investment Bank S.A.	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	MXN	Mexican Peso
AUD	Australian Dollar	MYR	Malaysian Ringgit
BRL	Brazilian Real	NGN	Nigerian Naira
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
CNH	Chinese Renminbi (Offshore)	RUB	Russian Ruble
DKK	Danish Krone	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	THB	Thai Baht
IDR	Indonesian Rupiah	TRY	Turkish New Lira
ILS	Israeli Shekel	TWD	Taiwanese Dollar
INR	Indian Rupee	USD (or $)	United States Dollar
JPY	Japanese Yen	ZAR	South African Rand
KRW	South Korean Won

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter
MSE	Montreal Stock Exchange

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
CDX.HY	Credit Derivatives Index - High Yield	MCDX	Municipal Bond Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade	MTGEFNCL	FNMA 30-Year Coupon Index
CMBX	Commercial Mortgage-Backed Index	USSW10	10 Year USSW Rate

80	PIMCO TOTAL RETURN FUND

(Unaudited)

Other Abbreviations:
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	OAT	Obligations Assimilables du Trésor
BTP	Buoni del Tesoro Poliennali	RMBS	Residential Mortgage-Backed Security
CDI	Brazil Interbank Deposit Rate	TBA	To-Be-Announced
DAC	Designated Activity Company	TBD	To-Be-Determined
EURIBOR	Euro Interbank Offered Rate	USSW	USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)

ANNUAL REPORT	MARCH 31, 2018	81

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of the following Fund’s Fiscal 2018 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below:

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2018 was designated as ‘qualified dividend income’ as defined in the Act subject to reduced tax rates in 2018:

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s†)	Qualified Short-Term Capital Gain (000s†)
PIMCO Total Return Fund	0.00%	0.00%	$1,575,710	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2019, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2018.

82	PIMCO TOTAL RETURN FUND

Management of the Trust

(Unaudited)

The charts below identify the Trustees and executive officers of the Trust. Unless otherwise indicated, the address of all persons below is 650 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call PIMCO at (888) 87-PIMCO or visit the Funds’ website at www.pimco.com.

Name, Year of Birth and Position Held with Trust*	Term of Office and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Public Company and Investment Company Directorships Held by Trustee During the Past 5 Years
Interested Trustees[1]
Brent R. Harris (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO. Formerly, member of Executive Committee, PIMCO.	162	Chairman and Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors, Investment Company Institute.
Peter G. Strelow (1970) Trustee	05/2017 to present	Managing Director and Co-Chief Operating Officer, PIMCO. Formerly, Chief Administrative Officer, PIMCO.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
Independent Trustees
George E. Borst (1948) Trustee	04/2015 to present	Executive Advisor, McKinsey & Company (since 10/14); Formerly, Executive Advisor, Toyota Financial Services (10/13-12/14); and CEO, Toyota Financial Services (1/01-9/13).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, MarineMax Inc.
Jennifer Holden Dunbar (1963) Trustee	04/2015 to present	Managing Director, Dunbar Partners, LLC (business consulting and investments). Formerly, Partner, Leonard Green & Partners, L.P.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT; Director, PS Business Parks; Director, Big 5 Sporting Goods Corporation.
Kym M. Hubbard (1957) Trustee	02/2017 to present	Formerly, Global Head of Investments, Chief Investment Officer and Treasurer, Ernst & Young.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, State Auto Financial Corporation.
Gary F. Kennedy (1955) Trustee	04/2015 to present	Formerly, Senior Vice President, General Counsel and Chief Compliance Officer, American Airlines and AMR Corporation (now American Airlines Group) (1/03-1/14).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
Peter B. McCarthy (1950) Trustee	04/2015 to present	Formerly, Assistant Secretary and Chief Financial Officer, United States Department of Treasury; Deputy Managing Director, Institute of International Finance.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Ronald C. Parker (1951) Lead Independent Trustee	07/2009 to present Lead Independent Trustee - 02/2017 to present	Director of Roseburg Forest Products Company. Formerly, Chairman of the Board, The Ford Family Foundation; and President, Chief Executive Officer, Hampton Affiliates (forestry products).	162	Lead Independent Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Trustee, PIMCO Equity Series and PIMCO Equity Series VIT.

*	Unless otherwise noted, the information for the individuals listed is as of March 31, 2018.
[1]	Mr. Harris and Mr. Strelow are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.
†	Trustees serve until their successors are duly elected and qualified.

ANNUAL REPORT	MARCH 31, 2018	83

Management of the Trust (Cont.)

Executive Officers

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
Peter G. Strelow (1970) President	01/2015 to present Senior Vice President 11/2013 to 01/2015 Vice President 05/2008 to 11/2013	Managing Director and Co-Chief Operating Officer, PIMCO. President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Chief Administrative Officer, PIMCO.
David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Chief Legal Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management of America L.P.
Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Managing Director and Chief Compliance Officer, PIMCO. Chief Compliance Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Brent R. Harris (1959) Senior Vice President	01/2015 to present President 03/2009 to 01/2015	Managing Director, PIMCO. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, member of Executive Committee, PIMCO.
Joshua D. Ratner (1976)** Vice President - Senior Counsel, Secretary	11/2013 to present Assistant Secretary 10/2007 to 01/2011	Executive Vice President and Deputy General Counsel, PIMCO. Chief Legal Officer, PIMCO Investments LLC. Vice President - Senior Counsel, Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Vice President, Secretary and Chief Legal Officer, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Ryan G. Leshaw (1980) Assistant Secretary	05/2012 to present	Senior Vice President and Senior Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Associate, Willkie Farr & Gallagher LLP.
Wu-Kwan Kit (1981) Assistant Secretary	08/2017 to present	Vice President and Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Assistant General Counsel, VanEck Associates Corp.
Stacie D. Anctil (1969) Vice President	05/2015 to present Assistant Treasurer 11/2003 to 05/2015	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
William G. Galipeau (1974) Vice President	11/2013 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Eric D. Johnson (1970)** Vice President	05/2011 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Bijal Y. Parikh (1978) Vice President	02/2017 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Greggory S. Wolf (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Trent W. Walker (1974) Treasurer	11/2013 to present Assistant Treasurer 05/2007 to 11/2013	Executive Vice President, PIMCO. Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

84	PIMCO TOTAL RETURN FUND

(Unaudited)

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Executive Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Colleen D. Miller (1980)** Assistant Treasurer	02/2017 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Vice President Cohen & Steers Capital Management.
Christopher M. Morin (1980) Assistant Treasurer	08/2016 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Jason J. Nagler (1982)** Assistant Treasurer	05/2015 to present	Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Head of Mutual Fund Reporting, GMO and Assistant Treasurer, GMO Trust and GMO Series Trust Funds.

*

The term “PIMCO-Sponsored Closed-End Funds” as used herein includes: PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund Inc., PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO Dynamic Credit and Mortgage Income Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II and PIMCO Strategic Income Fund, Inc.; the term “PIMCO-Sponsored Interval Funds” as used herein includes: PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund.

**	The address of these officers is Pacific Investment Management Company LLC, 1633 Broadway, New York, New York 10019.

ANNUAL REPORT	MARCH 31, 2018	85

Privacy Policy1

The Funds2,3 consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ non-public personal information. The Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers or sub-advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial advisor or consultant, and/or from information captured on applicable websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any non-public personal information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds or their affiliates may also retain non-affiliated companies to market Fund shares or products which use Fund shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm and/or financial advisor or consultant.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal or account information to non-affiliated third parties in limited circumstances where the Funds believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect their rights or property, or upon reasonable request by any fund advised by PIMCO in which a shareholder has invested. In addition, the Funds may disclose information about a shareholder or a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, distributors or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds may share may include, for example, a shareholder’s participation in the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transactions with a shareholder, information captured on applicable websites, or other data about a shareholder’s accounts, subject

86	PIMCO TOTAL RETURN FUND

(Unaudited)

to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

Information Collected from Websites

Websites maintained by the Funds or their service providers may use a variety of technologies to collect information that help the Funds and their service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. In addition, the Funds or their Service Affiliates may use third parties to place advertisements for the Funds on other websites, including banner advertisements. Such third parties may collect anonymous information through the use of cookies or action tags (such as web beacons). The information these third parties collect is generally limited to technical and web navigation information, such as your IP address, web pages visited and browser type, and does not include personally identifiable information such as name, address, phone number or email address. If you are a registered user of the Funds’ website, the Funds or their service providers or third party firms engaged by the Funds or their service providers may collect or share information submitted by you, which may include personally identifiable information. This information can be useful to the Funds when assessing and offering services and website features. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. The Funds do not look for web browser “do not track” requests.

Changes to the Privacy Policy

From time to time, the Funds may update or revise this privacy policy. If there are changes to the terms of this privacy policy, documents containing the revised policy on the relevant website will be updated.

1 Amended as of February 14, 2017.

2 PIMCO Investments LLC (“PI”) serves as the Funds’ distributor. This Privacy Policy applies to the activities of PI to the extent that PI regularly effects or engages in transactions with or for a Fund shareholder who is the record owner of such shares. For purposes of this Privacy Policy, references to “the Funds” shall include PI when acting in this capacity.

3 When distributing this Policy, a Fund may combine the distribution with any similar distribution of its investment adviser’s privacy policy. The distributed, combined policy may be written in the first person (i.e., by using “we” instead of “the Funds”).

ANNUAL REPORT	MARCH 31, 2018	87

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, Class P, Administrative Class

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

DST Asset Manager Solutions, Inc.

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF3016AR_033118

PIMCO Funds

Annual Report

March 31, 2018

PIMCO TRENDS Managed Futures Strategy Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Following is the PIMCO Funds Annual Report, which covers the 12-month reporting period ended March 31, 2018. On the subsequent pages you will find specific details regarding investment results and a discussion of factors that most affected performance over the reporting period.

For the 12-month reporting period ended March 31, 2018

The U.S. economy continued to expand during the reporting period. Looking back, U.S. gross domestic product (GDP) expanded at an annual pace of 3.1%, 3.2% and 2.9% during the second, third and fourth quarters of 2017, respectively. The Commerce Department’s initial reading — released after the reporting period had ended — showed that first quarter 2018 GDP grew at an annual pace of 2.3%.

The Federal Reserve (Fed) continued to normalize monetary policy during the reporting period. After raising interest rates in March and June 2017, the Fed again raised rates in December, moving the federal funds rate up to a range between 1.25% and 1.50%. In addition, in October 2017, the Fed started to reduce its balance sheet. Finally, at its March 2018 meeting, the Fed again increased rates to a range between 1.50% and 1.75%. The Fed also indicated that it expected to make two additional rate hikes in 2018, although this will be data-dependent.

Economic activity outside the U.S. also accelerated during the reporting period. Regardless, the European Central Bank (ECB) and Bank of Japan maintained their highly accommodative monetary policies. Other central banks took a more hawkish stance. In November 2017, the Bank of England instituted its first rate hike since 2007, and the Bank of Canada raised rates twice during the reporting period. Meanwhile, the ECB indicated that it may pare back its quantitative easing program in 2018.

The U.S. Treasury yield curve flattened during the reporting period, as short-term rates moved up more than their longer-term counterparts. The increase in rates at the short end of the yield curve was mostly due to Fed interest rate hikes. The yield on the benchmark 10-year U.S. Treasury note was 2.74% at the end of the reporting period, up from 2.40% on March 31, 2017. U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 0.43% over the 12 months ended March 31, 2018. Meanwhile the Bloomberg Barclays U.S. Aggregate Bond Index, a widely used index of U.S. investment grade bonds, returned 1.20% over the period. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, outperformed the broad U.S. market. While there were periods of volatility, they performed well given overall solid investor demand. The ICE BofAML U.S. High Yield Index returned 3.69% over the reporting period, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 3.34% over the reporting period. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 12.99% over the reporting period.

2	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Global equities generally rose over the first 10 months of the period. This rally was driven by a number of factors, including improving global growth, corporate profits that often exceeded expectations and, in the U.S., optimism surrounding the passage of a tax reform bill in December 2017. However, a portion of those gains were given back during the final two months of the period. This was partially due to concerns over less accommodative central bank policies and fears of a trade war. All told, U.S. equities, as represented by the S&P 500 Index, returned 13.99% over the reporting period. Emerging market equities, as measured by the MSCI Emerging Markets Index, returned 24.93% over the period, whereas global equities, as represented by the MSCI World Index, returned 13.59%. Elsewhere, Japanese equities, as represented by the Nikkei 225 Index, returned 15.50% over the reporting period and European equities, as represented by the MSCI Europe Index, returned -0.43%.

Commodity prices fluctuated but generally moved higher during the 12 months ended March 31, 2018. When the reporting period began, crude oil was approximately $51 a barrel. By the end of the period it was roughly $65 a barrel. This ascent was driven in part by planned and observed production cuts by OPEC and the collapse in Venezuelan oil production, as well as good global growth maintaining demand. Elsewhere, gold and copper prices also moved higher over the reporting period.

Finally, during the reporting period, there were periods of volatility in the foreign exchange markets, possibly due, at least in part, to signs of improving global growth, decoupling central bank policies, and a number of geopolitical events. The U.S. dollar generally weakened against other major currencies over the reporting period. For example, the U.S. dollar fell 15.05%, 12.16% and 4.55% versus the euro, British pound and Japanese yen, respectively, during the 12 months ended March 31, 2018.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO. We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds May 24, 2018

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2018	3

Important Information About the PIMCO TRENDS Managed Futures Strategy Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO TRENDS Managed Futures Strategy Fund (the “Fund”).

The Fund is intended for long-term investors and an investment in the Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by overall market movements, and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, and international economic, political or regulatory developments.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal Risks in the Notes to Financial Statements.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table

4	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1.00% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Class A and Class C, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class and Class P shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P*	Class A**	Class C	Diversification Status
PIMCO TRENDS Managed Futures Strategy Fund	12/31/13	12/31/13	12/31/13	12/31/13	12/31/13	Diversified

*	See the Subsequent Events Note in the Notes to Financial Statements for information regarding the name of Class P.
**	Effective March 23, 2018, Class D shares were automatically converted into Class A shares of the same Fund.

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on

ANNUAL REPORT	MARCH 31, 2018	5

Important Information About the PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

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ANNUAL REPORT	MARCH 31, 2018	7

PIMCO TRENDS Managed Futures Strategy Fund

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	Fund Inception (12/31/13)
PIMCO TRENDS Managed Futures Strategy Fund Institutional Class	2.08%	3.10%
PIMCO TRENDS Managed Futures Strategy Fund Class P	1.81%	2.92%
PIMCO TRENDS Managed Futures Strategy Fund Class A	1.56%	2.70%
PIMCO TRENDS Managed Futures Strategy Fund Class A (adjusted)	(4.01)%	1.35%
PIMCO TRENDS Managed Futures Strategy Fund Class C	0.77%	1.93%
PIMCO TRENDS Managed Futures Strategy Fund Class C (adjusted)	(0.23)%	1.93%
3 Month USD LIBOR Index	1.38%	0.66%
Lipper Alternative Managed Futures Funds Average	(0.83)%	1.53%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio in effect as of period end, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), were 1.52% for the Institutional Class shares, 1.62% for Class P shares, 1.92% for Class A shares, and 2.67% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

8	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Institutional Class - PQTIX	Class P - PQTPX
Class A - PQTAX	Class C - PQTCX

Allocation Breakdown as of 03/31/2018†§

Corporate Bonds & Notes	42.0%
Short-Term Instruments‡	38.3%
Sovereign Issues	9.5%
U.S. Government Agencies	7.6%
Asset-Backed Securities	1.5%
Non-Agency Mortgage-Backed Securities	1.1%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO TRENDS Managed Futures Strategy Fund seeks positive, risk-adjusted returns, consistent with prudent investment management, by pursuing a quantitative trading strategy intended to capture the persistence of price trends (up and/or down) observed in global financial markets and commodities. The Fund’s investment strategy represents a composite of financial and commodity futures designed to provide exposure to global financial market and commodity price trends. Within the strategy’s allocations, contracts are positioned either long or short based on various characteristics related to their prices. When making allocation decisions for the strategy, PIMCO considers various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. PIMCO uses these qualitative and quantitative factors to help determine the Fund’s target asset allocation and to identify potentially attractive relative value and risk hedging strategies. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Long positions in U.S., European, and Japanese equity indices, which rallied during much of the reporting period, contributed to performance.

»	Long positions in the Canadian dollar (June through September), Mexican peso, Polish zloty, and Thai baht contributed to performance.

»	Long positions in U.K. and U.S. duration through November detracted from performance, as a result of reversals to higher interest rates.
»	Positioning within the Japanese yen, New Zealand dollar, and Swedish krona detracted from performance due to price reversals.

»	Positioning within precious metals and soybeans detracted from performance due to price reversals.

»	The collateral portfolio contributed to returns, driven by gains from short-term corporate bonds.

ANNUAL REPORT	MARCH 31, 2018	9

Expense Example PIMCO TRENDS Managed Futures Strategy Fund (Consolidated)

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from October 1, 2017 to March 31, 2018 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,018.20	$5.94	$1,000.00	$1,019.05	$5.94	1.18%
Class P	1,000.00	1,017.10	6.44	1,000.00	1,018.55	6.44	1.28
Class A	1,000.00	1,016.10	7.94	1,000.00	1,017.05	7.95	1.58
Class C	1,000.00	1,012.10	11.69	1,000.00	1,013.31	11.70	2.33

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

10	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Benchmark Descriptions

Index*	Benchmark Descriptions

3 Month USD LIBOR Index	The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

*	It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2018	11

Financial Highlights PIMCO TRENDS Managed Futures Strategy Fund (Consolidated)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Institutional Class
03/31/2018	$9.36	$0.07	$0.12	$0.19	$0.00	$0.00	$(0.02)	$(0.02)
03/31/2017	9.83	0.00	(0.47)	(0.47)	0.00	0.00	0.00	0.00
03/31/2016	11.18	(0.03)	(0.58)	(0.61)	(0.67)	(0.07)	0.00	(0.74)
03/31/2015	10.16	(0.06)	2.21	2.15	(0.80)	(0.33)	0.00	(1.13)
12/31/2013 - 03/31/2014	10.00	(0.01)	0.17	0.16	0.00	0.00	0.00	0.00
Class P
03/31/2018	9.36	0.06	0.11	0.17	0.00	0.00	(0.02)	(0.02)
03/31/2017	9.84	(0.01)	(0.47)	(0.48)	0.00	0.00	0.00	0.00
03/31/2016	11.16	(0.06)	(0.57)	(0.63)	(0.62)	(0.07)	0.00	(0.69)
03/31/2015	10.16	0.64	1.48	2.12	(0.79)	(0.33)	0.00	(1.12)
12/31/2013 - 03/31/2014	10.00	(0.02)	0.18	0.16	0.00	0.00	0.00	0.00
Class A
03/31/2018	9.30	0.03	0.12	0.15	0.00	0.00	(0.01)	(0.01)
03/31/2017	9.80	(0.04)	(0.46)	(0.50)	0.00	0.00	0.00	0.00
03/31/2016	11.15	(0.08)	(0.57)	(0.65)	(0.63)	(0.07)	0.00	(0.70)
03/31/2015	10.16	0.58	1.52	2.10	(0.78)	(0.33)	0.00	(1.11)
12/31/2013 - 03/31/2014	10.00	(0.03)	0.19	0.16	0.00	0.00	0.00	0.00
Class C
03/31/2018	9.15	(0.04)	0.11	0.07	0.00	0.00	(0.00)	(0.00)
03/31/2017	9.71	(0.11)	(0.45)	(0.56)	0.00	0.00	0.00	0.00
03/31/2016	11.07	(0.16)	(0.56)	(0.72)	(0.57)	(0.07)	0.00	(0.64)
03/31/2015	10.14	0.20	1.81	2.01	(0.75)	(0.33)	0.00	(1.08)
12/31/2013 - 03/31/2014	10.00	(0.04)	0.18	0.14	0.00	0.00	0.00	0.00

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

12	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

			Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$9.53	2.08%	$352,415	1.17%		1.56%		1.15%		1.54%		0.69%	58%
9.36	(4.78)	224,976	1.16		1.52		1.15		1.51		0.01	69
9.83	(5.15)	240,075	1.15		1.46		1.15		1.46		(0.33)	49
11.18	21.53	417,166	1.15		1.40		1.15		1.40		(0.40)	40
10.16	1.60	277,870	1.13	*	1.59	*	1.13	*	1.59	*	(0.51)*	69

9.51	1.81	1,882	1.27		1.66		1.25		1.64		0.59	58
9.36	(4.88)	1,147	1.26		1.62		1.25		1.61		(0.08)	69
9.84	(5.32)	1,101	1.25		1.56		1.25		1.56		(0.55)	49
11.16	21.32	8,677	1.25		1.50		1.25		1.50		1.18	40
10.16	1.60	18	1.23	*	1.69	*	1.23	*	1.69	*	(0.63)*	69

9.44	1.56	57,500	1.57		1.96		1.55		1.94		0.30	58
9.30	(5.10)	5,537	1.56		1.92		1.55		1.91		(0.39)	69
9.80	(5.54)	9,798	1.55		1.86		1.55		1.86		(0.78)	49
11.15	21.09	23,215	1.55		1.80		1.55		1.80		1.12	40
10.16	1.60	100	1.53	*	1.99	*	1.53	*	1.99	*	(1.09)*	69

9.22	0.77	2,464	2.32		2.71		2.30		2.69		(0.47)	58
9.15	(5.77)	3,338	2.31		2.67		2.30		2.66		(1.14)	69
9.71	(6.26)	4,590	2.30		2.61		2.30		2.61		(1.55)	49
11.07	20.15	8,288	2.30		2.55		2.30		2.55		0.57	40
10.14	1.40	41	2.28	*	2.74	*	2.28	*	2.74	*	(1.63)*	69

ANNUAL REPORT	MARCH 31, 2018	13

Consolidated Statement of Assets and Liabilities PIMCO TRENDS Managed Futures Strategy Fund

(Amounts in thousands†, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$369,755
Investments in Affiliates	30,252
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,170
Over the counter	11,686
Cash	82
Deposits with counterparty	13,911
Foreign currency, at value	4,402
Receivable for investments sold	250
Receivable for Fund shares sold	6,448
Interest and/or dividends receivable	1,275
Dividends receivable from Affiliates	88
Reimbursement receivable from PIMCO	142
Total Assets	440,461

Liabilities:
Financial Derivative Instruments
Exchange-traded or centrally cleared	$2,272
Over the counter	10,997
Payable for investments purchased	7,838
Payable for investments in Affiliates purchased	88
Deposits from counterparty	4,115
Payable for Fund shares redeemed	307
Accrued investment advisory fees	453
Accrued supervisory and administrative fees	114
Accrued distribution fees	11
Accrued servicing fees	4
Other liabilities	1
Total Liabilities	26,200

Net Assets	$414,261

Net Assets Consist of:
Paid in capital	$421,463
Undistributed (overdistributed) net investment income	(2,724)
Accumulated undistributed net realized gain (loss)	(11,792)
Net unrealized appreciation (depreciation)	7,314
Net Assets	$414,261

Cost of investments in securities	$369,113
Cost of investments in Affiliates	$30,254
Cost of foreign currency held	$4,407
Cost or premiums of financial derivative instruments, net	$770

* Includes repurchase agreements of:	$53,862

†	A zero balance may reflect actual amounts rounding to less than one thousand.

14	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

March 31, 2018

Net Assets:
Institutional Class	$352,415
Class P	1,882
Class A	57,500
Class C	2,464
Shares Issued and Outstanding:
Institutional Class	37,007
Class P	198
Class A	6,093
Class C	268
Net Asset Value Per Share Outstanding:
Institutional Class	$9.53
Class P	9.51
Class A	9.44
Class C	9.22

ANNUAL REPORT	MARCH 31, 2018	15

Consolidated Statement of Operations PIMCO TRENDS Managed Futures Strategy Fund

Year Ended March 31, 2018
(Amounts in thousands†)

Investment Income:
Interest, net of foreign taxes*	$5,971
Dividends	55
Dividends from Investments in Affiliates	634
Total Income	6,660

Expenses:
Investment advisory fees	4,468
Supervisory and administrative fees	1,144
Distribution and/or servicing fees - Class D	150 (a)
Distribution fees - Class C	20
Servicing fees - Class A	15
Servicing fees - Class C	7
Trustee fees	2
Interest expense	74
Miscellaneous expense	7
Total Expenses	5,887
Waiver and/or Reimbursement by PIMCO	(1,398)
Net Expenses	4,489

Net Investment Income (Loss)	2,171

Net Realized Gain (Loss):
Investments in securities	919
Investments in Affiliates	(29)
Net capital gain distributions received from Affiliate investments	2
Exchange-traded or centrally cleared financial derivative instruments	(5,468)
Over the counter financial derivative instruments	(2,455)
Foreign currency	74

Net Realized Gain (Loss)	(6,957)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(272)
Investments in Affiliates	(2)
Exchange-traded or centrally cleared financial derivative instruments	3,501
Over the counter financial derivative instruments	7,109
Foreign currency assets and liabilities	124

Net Change in Unrealized Appreciation (Depreciation)	10,460

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,674

* Foreign tax withholdings	$2

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.

16	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

Consolidated Statements of Changes in Net Assets PIMCO TRENDS Managed Futures Strategy Fund

(Amounts in thousands†)	Year Ended March 31, 2018		Year Ended March 31, 2017
Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$2,171		$(365)
Net realized gain (loss)	(6,957)		(513)
Net change in unrealized appreciation (depreciation)	10,460		(15,827)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,674		(16,705)

Distributions to Shareholders:
From net investment income
Institutional Class	0		0
Class P	0		0
Administrative Class	0		0 (a)
Class D	0	(b)	0
Class A	0		0
Class C	0		0
Tax basis return of capital
Institutional Class	(745)		0
Class P	(3)		0
Administrative Class	0		0 (a)
Class D	(0	)(b)	0
Class A	(3)		0
Class C	(0)		0

Total Distributions(c)	(751)		0

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	100,098		(22,390)

Total Increase (Decrease) in Net Assets	105,021		(39,095)

Net Assets:
Beginning of year	309,240		348,335
End of year*	$414,261		$309,240

*Including undistributed (overdistributed) net investment income of:	$(2,724)		$294

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Administrative Class Shares liquidated at the close of business on January 13, 2017.
(b)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

ANNUAL REPORT	MARCH 31, 2018	17

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 89.3%

CORPORATE BONDS & NOTES 40.6%

BANKING & FINANCE 23.4%
ABN AMRO Bank NV
2.100% due 01/18/2019	$1,000	$996
2.374% (US0003M + 0.640%) due 01/18/2019 ~	2,300	2,309
2.500% due 10/30/2018	1,500	1,501
ADCB Finance Cayman Ltd.
3.000% due 03/04/2019	1,500	1,502
AerCap Ireland Capital DAC
4.625% due 10/30/2020	1,350	1,390
Ally Financial, Inc.
3.600% due 05/21/2018	1,300	1,302
American Express Credit Corp.
1.875% due 11/05/2018	2,300	2,291
3.157% (US0003M + 1.050%) due 09/14/2020 ~	1,500	1,525
Athene Global Funding
3.538% (US0003M + 1.230%) due 07/01/2022 ~	1,000	1,017
Bank of America Corp.
5.397% (US0003M + 3.630%) due 04/30/2018 ~(d)	1,000	1,001
Bank of Nova Scotia
1.950% due 01/15/2019	4,000	3,979
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.127% (US0003M + 1.020%) due 09/14/2018 ~	2,500	2,509
Barclays PLC
8.250% due 12/15/2018 •(d)(e)	3,400	3,517
Citigroup, Inc.
3.062% (US0003M + 1.310%) due 10/26/2020 ~	3,500	3,575
Credit Suisse Group Funding Guernsey Ltd.
4.024% (US0003M + 2.290%) due 04/16/2021 ~	3,100	3,257
Discover Bank
2.600% due 11/13/2018	600	600
Emirates NBD PJSC
3.310% (US0003M + 1.550%) due 01/26/2020 ~	500	509
Ford Motor Credit Co. LLC
2.717% (US0003M + 0.930%) due 11/04/2019 ~	3,000	3,020
2.901% (US0003M + 0.830%) due 03/12/2019 ~	1,000	1,003
General Motors Financial Co., Inc.
3.068% (US0003M + 1.360%) due 04/10/2018 ~	1,700	1,700
3.282% (US0003M + 1.560%) due 01/15/2020 ~	4,000	4,075

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Goldman Sachs Group, Inc.
2.904% (US0003M + 1.160%) due 04/23/2020 ~	$1,500	$1,521
3.105% (US0003M + 1.360%) due 04/23/2021 ~	3,000	3,068
HSBC Holdings PLC
3.196% (US0003M + 1.500%) due 01/05/2022 ~	2,800	2,885
3.604% (US0003M + 1.660%) due 05/25/2021 ~	2,000	2,069
HSH Portfoliomanagement AoeR
2.508% due 09/18/2020 ~	3,000	3,005
ICICI Bank Ltd.
4.800% due 05/22/2019	1,000	1,018
International Lease Finance Corp.
5.875% due 04/01/2019	1,000	1,027
7.125% due 09/01/2018	1,000	1,017
JPMorgan Chase Bank N.A.
2.063% due 02/01/2021 ~	1,700	1,701
Macquarie Group Ltd.
3.000% due 12/03/2018	2,100	2,102
Mitsubishi UFJ Financial Group, Inc.
2.535% (US0003M + 0.790%) due 07/25/2022 ~	1,500	1,509
Mizuho Financial Group, Inc.
2.924% (US0003M + 0.940%) due 02/28/2022 ~	1,000	1,009
2.951% due 09/11/2022 ~	2,600	2,616
Nasdaq, Inc.
2.638% due 03/22/2019 ~	3,000	3,004
Navient Corp.
5.500% due 01/15/2019	2,500	2,534
8.450% due 06/15/2018	500	505
Nordea Bank AB
1.625% due 09/30/2019	4,800	4,728
PNC Bank N.A.
1.450% due 07/29/2019	4,400	4,323
State Bank of India
2.654% (US0003M + 0.950%) due 04/06/2020 ~	1,000	1,001
3.250% due 04/18/2018	1,000	1,000
3.622% due 04/17/2019	1,000	1,004
Sumitomo Mitsui Banking Corp.
2.081% due 01/17/2020 ~	1,100	1,100
Sumitomo Mitsui Financial Group, Inc.
2.489% (US0003M + 0.780%) due 07/12/2022 ~	2,500	2,511
UBS AG
2.856% (US0003M + 0.850%) due 06/01/2020 ~	3,000	3,032
VEREIT Operating Partnership LP
3.000% due 02/06/2019	1,000	1,000

18	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo & Co.
2.447% (US0003M + 0.680%) due 01/30/2020 ~	$500	$503
2.507% (US0003M + 0.400%) due 09/14/2018 †~	3,500	3,503

		96,873

INDUSTRIALS 13.3%
AbbVie, Inc.
2.300% due 05/14/2021	1,000	975
Allergan Funding SCS
3.000% due 03/12/2020	900	896
3.326% (US0003M + 1.255%) due 03/12/2020 ~	2,700	2,739
Anheuser-Busch InBev Finance, Inc.
1.900% due 02/01/2019	3,000	2,992
3.033% (US0003M + 1.260%) due 02/01/2021 ~	2,000	2,056
BAT Capital Corp.
2.423% due 08/14/2020 ~	2,800	2,810
Baxalta, Inc.
3.028% (US0003M + 0.780%) due 06/22/2018 ~	1,700	1,702
Central Nippon Expressway Co. Ltd.
2.079% due 11/05/2019	2,000	1,975
2.327% (US0003M + 0.540%) due 08/04/2020 ~	2,000	2,005
2.338% due 11/02/2021 ~	3,000	3,012
ConocoPhillips Co.
2.739% (US0003M + 0.900%) due 05/15/2022 ~	4,400	4,488
Daimler Finance North America LLC
2.335% (US0003M + 0.450%) due 05/18/2018 †~	5,000	5,001
DXC Technology Co.
2.956% due 03/01/2021 ~	300	300
eBay, Inc.
2.637% (US0003M + 0.870%) due 01/30/2023 ~	2,500	2,520
EMC Corp.
1.875% due 06/01/2018	1,650	1,645
EQT Corp.
2.500% due 10/01/2020	380	372
Fidelity National Information Services, Inc.
2.850% due 10/15/2018	1,700	1,701
General Electric Co.
5.000% due 01/21/2021 •(d)	1,100	1,090
Harris Corp.
2.247% due 04/30/2020 ~	500	500
Kraft Heinz Foods Co.
2.000% due 07/02/2018	1,500	1,499

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.381% due 02/10/2021 ~	$500	$499
2.631% due 08/10/2022 ~	3,000	3,023
Phillips 66
2.372% (US0003M + 0.650%) due 04/15/2019 ~	1,500	1,500
QUALCOMM, Inc.
2.497% (US0003M + 0.730%) due 01/30/2023 ~	500	496
Reckitt Benckiser Treasury Services PLC
2.846% (US0003M + 0.560%) due 06/24/2022 ~	500	498
Reynolds American, Inc.
2.300% due 06/12/2018	600	600
Southern Co.
3.008% (US0003M + 0.700%) due 09/30/2020 ~	3,000	3,016
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018	700	700
Time Warner Cable LLC
6.750% due 07/01/2018	2,500	2,524
Tyson Foods, Inc.
2.650% due 08/15/2019	400	398
VMware, Inc.
2.300% due 08/21/2020	100	97
Volkswagen International Finance NV
2.125% due 11/20/2018	1,085	1,082
Vulcan Materials Co.
2.725% (US0003M + 0.600%) due 06/15/2020 ~	200	200

		54,911

UTILITIES 3.9%
AT&T, Inc.
2.672% (US0003M + 0.950%) due 07/15/2021 ~	1,000	1,011
3.232% (US0003M + 0.930%) due 06/30/2020 †~	3,700	3,740
BP Capital Markets PLC
2.183% (US0003M + 0.350%) due 08/14/2018 ~	1,000	1,001
British Telecommunications PLC
2.350% due 02/14/2019	2,200	2,192
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020	2,000	1,999
Cleveland Electric Illuminating Co.
8.875% due 11/15/2018	500	518
E.ON International Finance BV
5.800% due 04/30/2018	3,500	3,508
Sinopec Capital Ltd.
1.875% due 04/24/2018	500	500

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	19

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Verizon Communications, Inc.
3.145% (US0003M + 1.000%) due 03/16/2022 ~	$1,800	$1,835

		16,304

Total Corporate Bonds & Notes (Cost $167,551)		168,088

U.S. GOVERNMENT AGENCIES 7.3%
Fannie Mae
1.925% (LIBOR01M + 0.350%) due 12/25/2044 ~	3,419	3,420
2.025% (LIBOR01M + 0.450%) due 07/25/2046 ~	5,680	5,659
2.222% (LIBOR01M + 0.350%) due 05/25/2043 ~	841	842
2.452% (LIBOR01M + 0.580%) due 07/25/2041 ~	1,897	1,915
Freddie Mac
1.925% (LIBOR01M + 0.350%) due 03/15/2037 ~	3,359	3,339
1.925% due 08/15/2038 ~	4,524	4,519
2.177% (LIBOR01M + 0.400%) due 11/15/2043 ~	1,926	1,932
2.327% (LIBOR01M + 0.550%) due 01/15/2042 ~	700	711
Ginnie Mae
1.945% (US0001M + 0.370%) due 06/20/2061 ~	1,566	1,567
2.075% (US0001M + 0.500%) due 03/20/2065 ~	951	952
NCUA Guaranteed Notes
2.161% (LIBOR01M + 0.450%) due 01/08/2020 ~	522	524
2.181% (LIBOR01M + 0.560%) due 12/08/2020 ~	4,732	4,760

Total U.S. Government Agencies (Cost $30,154)		30,140

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%
Freddie Mac
1.925% due 08/15/2042 ~	4,489	4,487

Total Non-Agency Mortgage-Backed Securities (Cost $4,488)		4,487

ASSET-BACKED SECURITIES 1.4%
CoreVest American Finance Trust
2.968% due 10/15/2049	494	486
Discover Card Execution Note Trust
2.317% (LIBOR01M + 0.540%) due 09/15/2021 ~	1,500	1,506

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Navient Student Loan Trust
2.192% (US0001M + 0.320%) due 07/25/2030 ~	$654	$655
Nelnet Student Loan Trust
2.030% (US0003M + 0.110%) due 08/23/2027 ~	317	316
SLC Student Loan Trust
1.999% (US0003M + 0.160%) due 05/15/2023 ~	198	198
SLM Student Loan Trust
1.835% (US0003M + 0.090%) due 10/25/2024 ~	1,362	1,360
1.835% (US0003M + 0.090%) due 01/26/2026 ~	453	451
2.322% (US0001M + 0.450%) due 09/25/2043 ~	1,078	1,083

Total Asset-Backed Securities (Cost $6,017)		6,055

SOVEREIGN ISSUES 9.2%
Agence Francaise de Developpement
2.422% due 09/21/2019 ~	2,000	2,011
Export-Import Bank of India
2.750% due 04/01/2020	2,000	1,979
2.892% due 08/21/2022 ~	1,500	1,498
Japan Bank for International Cooperation
1.750% due 11/13/2018	1,000	996
2.180% (US0003M + 0.360%) due 11/13/2018 †~	9,000	9,010
Japan Finance Organization for Municipalities
2.125% due 03/06/2019	1,000	996
2.500% due 09/12/2018	1,000	1,001
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018	2,400	2,398
Province of Quebec
2.025% (US0003M + 0.280%) due 07/21/2019 †~	9,600	9,627
2.352% due 09/21/2020 ~	5,000	5,007
Slovenia Government International Bond
4.750% due 05/10/2018	3,500	3,510

Total Sovereign Issues (Cost $38,061)		38,033

SHORT-TERM INSTRUMENTS 29.7%

CERTIFICATES OF DEPOSIT 1.6%
Credit Suisse AG
2.507% due 09/28/2018	800	800
First Republic Bank
2.400% due 04/17/2018	6,000	6,000

		6,800

20	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COMMERCIAL PAPER 7.4%
Ford Motor Credit Co.
2.067% due 10/04/2018		$1,000	$987
QUALCOMM, Inc.
2.295% due 05/30/2018		3,400	3,388
Regie Autonome des Transports Parisiens
0.000% due 04/10/2018	EUR	2,700	3,323
Royal Bank of Canada
1.486% due 04/12/2018	CAD	14,500	11,248
Toronto Dominion Bank
1.489% due 04/16/2018		15,000	11,634

			30,580

REPURCHASE AGREEMENTS (f) 13.0%
			53,862

ARGENTINA TREASURY BILLS 0.6%
2.839% due 06/29/2018 (b)(c)	ARS	2,400	2,384

JAPAN TREASURY BILLS 4.7%
(0.224)% due 05/14/2018 (b)(c)	JPY	2,076,100	19,514

U.S. TREASURY BILLS 2.4%
1.502% due 04/19/2018 - 04/26/2018 (a)(b)(h)(j)		$9,821	9,812

Total Short-Term Instruments (Cost $122,842)			122,952

Total Investments in Securities (Cost $369,113)			369,755

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 7.3%

SHORT-TERM INSTRUMENTS 7.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.3%
PIMCO Short Asset Portfolio	910,177	$9,104
PIMCO Short-Term Floating NAV Portfolio III	2,139,844	21,148

Total Short-Term Instruments (Cost $30,254)		30,252

Total Investments in Affiliates (Cost $30,254)		30,252

Total Investments 96.6% (Cost $399,367)		$400,007

Financial Derivative Instruments (g)(i) 0.1% (Cost or Premiums, net $770)		587

Other Assets and Liabilities, net 3.3%		13,667

Net Assets 100.0%		$414,261

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund VIII, Ltd., which is a 100% owned subsidiary of the Fund.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	21

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	1.900% †	03/29/2018	04/02/2018	$52,300	U.S. Treasury Notes 0.875% due 07/15/2018	$(53,368)	$52,300	$52,311
FICC	1.250	03/29/2018	04/02/2018	1,288	U.S. Treasury Notes 2.250% due 01/31/2024	(1,315)	1,288	1,288
SSB	0.600 †	03/29/2018	04/02/2018	274	U.S. Treasury Notes 1.625% due 12/31/2019(2)	(283)	274	274

Total Repurchase Agreements						$(54,966)	$53,862	$53,873

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
PIMCO TRENDS Managed Futures Strategy Fund
Global/Master Repurchase Agreement
FICC	$1,288	$0	$0	$1,288	$(1,315)	$(27)

PIMCO Cayman Commodity Fund VIII, Ltd. (Subsidiary)
Global/Master Repurchase Agreement
BCY	52,311	0	0	52,311	(53,368)	(1,057)
SSB	274	0	0	274	(283)	(9)

Total Borrowings and Other Financing Transactions	$53,873	$0	$0

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability(1)
Australia Government 10-Year Bond June Futures	06/2018	529	AUD	52,663	$260	$136	$(42)
Brent Crude July Futures †	05/2018	58	$	3,993	130	31	0
Brent Crude September Futures †	07/2018	39		2,648	11	18	0
Cocoa July Futures †	07/2018	114		2,946	408	0	(51)

22	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

March 31, 2018

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability(1)
Cotton No. 2 July Futures †	07/2018	131	$	5,358	$35	$41	$0
E-mini NASDAQ 100 Index June Futures	06/2018	33		4,352	(245)	77	0
E-mini Russell 2000 June Futures	06/2018	85		6,508	(267)	59	0
E-mini S&P 500 Index June Futures	06/2018	32		4,229	36	52	0
Euro-BTP Italy Government Bond June Futures	06/2018	185	EUR	31,593	653	250	0
Euro-OAT France Government 10-Year Bond June Futures	06/2018	110		20,924	294	38	0
FTSE/MIB Index June Futures	06/2018	9		1,216	(12)	15	0
Gas Oil July Futures †	07/2018	42	$	2,564	15	7	0
Gas Oil June Futures †	06/2018	45		2,763	60	8	0
Gold 100 oz. August Futures †	08/2018	13		1,733	(14)	0	(4)
Gold 100 oz. June Futures †	06/2018	2		265	0	0	(1)
Hang Seng China Enterprises Index April Futures	04/2018	186	HKD	14,274	67	15	(340)
Natural Gas Forward July Futures †	06/2018	316	EUR	5,232	302	20	(7)
Natural Gas July Futures †	06/2018	205	GBP	4,008	264	28	0
New York Harbor ULSD July Futures †	06/2018	47	$	3,984	39	15	0
Nickel June Futures †	06/2018	23		1,835	(63)	0	0
OMX Stockholm 30 Index April Futures	04/2018	232	SEK	4,234	43	74	0
RBOB Gasoline July Futures †	06/2018	47	$	3,986	31	8	0
S&P 200 Index June Futures	06/2018	17	AUD	1,872	(69)	0	(27)
Soybean July Futures †	07/2018	125	$	6,597	132	167	0
Soybean Meal July Futures †	07/2018	162		6,258	121	204	0
Volatility S&P 500 Index May Futures	05/2018	27		519	57	0	(17)
VSTOXX Mini May Futures	05/2018	507	EUR	1,107	(66)	0	(76)
WTI Crude June Futures †	05/2018	82	$	5,319	169	43	0

					$2,391	$1,306	$(565)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability(1)
Aluminum June Futures †	06/2018	109	$	(5,459)	$145	$0	$0
Arabica Coffee July Futures †	07/2018	135		(6,085)	207	0	(20)
BIST 30 Index April Futures	04/2018	331	TRY	(1,180)	18	14	(16)
CAC 40 Index April Futures	04/2018	236	EUR	(14,968)	37	0	(170)
Copper July Futures †	07/2018	49	$	(3,731)	89	0	(29)
DAX Index June Futures	06/2018	51	EUR	(19,013)	197	70	(315)
Euro STOXX 50 June Futures	06/2018	4		(161)	2	0	(3)
FTSE 100 Index June Futures	06/2018	57	GBP	(5,593)	(71)	0	(52)
FTSE China A50 Index April Futures	04/2018	51	$	(646)	1	6	(22)
FTSE/JSE Index June Futures	06/2018	66	ZAR	(2,753)	198	69	(34)
Lean Hogs June Futures †	06/2018	63	$	(1,929)	77	2	0
Live Cattle August Futures †	08/2018	134		(5,439)	185	159	0
Natural Gas June Futures †	05/2018	71		(1,972)	(54)	0	(19)
Nikkei 225 Index June Futures	06/2018	109	JPY	(10,987)	(92)	100	(184)
S&P CNX Nifty Index April Futures	04/2018	368	$	(7,538)	(16)	82	(79)
S&P/Toronto Stock Exchange 60 June Futures	06/2018	94	CAD	(13,221)	(151)	10	(164)
Silver May Futures †	05/2018	86	$	(6,995)	120	0	(6)
Soybean Oil July Futures †	07/2018	322		(6,208)	64	0	(48)
Sugar No. 11 July Futures †	06/2018	406		(5,666)	551	0	(55)
Topix Index June Futures	06/2018	53	JPY	(8,550)	(65)	49	(105)
Wheat July Futures †	07/2018	85	$	(1,991)	(12)	0	(24)
WIG20 Index June Futures	06/2018	727	PLN	(9,430)	371	187	(47)
Zinc June Futures †	06/2018	17	$	(1,393)	(8)	0	0

					$1,793	$748	$(1,392)

Total Futures Contracts					$4,184	$2,054	$(1,957)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	23

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Year BRL-CDI	9.835%	Maturity	01/02/2023	$112,100	$500	$779	$1,279	$42	$0
Pay(2)	3-Month PLN-WIBOR	2.500	Annual	06/20/2023	149,400	(214)	344	130	2	0
Pay(2)	3-Month PLN-WIBOR	2.500	Annual	09/19/2023	9,400	(10)	10	0	1	0
Pay	3-Month SGD-SOR	1.918	Semi-Annual	03/21/2023	300	0	(3)	(3)	0	0
Receive(2)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048	7,300	702	(129)	573	0	(43)
Pay(2)	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023	306,300	95	(68)	27	0	(116)
Pay(2)	6-Month CZK-PRIBOR	1.750	Annual	06/20/2023	300	0	0	0	12	0
Pay(2)	6-Month EUR-EURIBOR	1.000	Annual	06/20/2028	45,700	(345)	276	(69)	43	0
Receive	6-Month HUF-BBR	0.830	Annual	11/21/2022	2,798,000	(7)	17	10	0	(10)
Pay(2)	6-Month HUF-BBR	1.250	Annual	06/20/2023	8,950,000	325	(47)	278	0	(48)
Pay(2)	6-Month HUF-BBR	1.250	Annual	09/19/2023	2,605,600	(23)	47	24	16	0
Pay	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	13,550,000	(99)	426	327	0	(45)
Receive	28-Day MXN-TIIE	7.540	Lunar	12/08/2022	231,900	0	(75)	(75)	0	(28)

Total Swap Agreements						$924	$1,577	$2,501	$116	$(290)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability(1)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
PIMCO TRENDS Managed Futures Strategy Fund(3)	$0	$1,303	$116	$1,419	$0	$(1,718)	$(290)	$(2,008)
PIMCO Cayman Commodity Fund VIII, Ltd. (Subsidiary)(3)	0	751	0	751	0	(264)	0	(264)

Total Exchange-Traded or Centrally Cleared	$ 0	$2,054	$116	$2,170	$0	$(1,982)	$(290)	$(2,272)

(h)	Securities with an aggregate market value of $6,157 and cash of $13,911 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018.

(1)	Unsettled variation margin liability of $(25) for closed futures is outstanding at period end.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)

The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

24	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

March 31, 2018

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month		Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
									Asset	Liability
BOA	04/2018			AUD	53,100	$		41,828	$1,046	$0
	04/2018			BRL	172			52	0	0
	04/2018			CZK	133,036			6,500	54	0
	04/2018			INR	933,553			14,379	41	0
	04/2018			NZD	49,700			36,195	276	0
	04/2018			SGD	11,772			8,900	0	(80)
	04/2018			THB	498,560			16,000	53	0
	04/2018		$		469		CAD	603	0	(1)
	04/2018				10,217		CLP	6,196,280	43	0
	04/2018				18,650		COP	54,233,360	758	0
	04/2018				3,700		CZK	74,852	0	(73)
	04/2018				27,577		GBP	20,269	868	0
	04/2018				8,300		HUF	2,058,137	0	(190)
	04/2018				5,400		ILS	18,646	0	(82)
	04/2018				214		PHP	11,242	1	0
	04/2018				23,875		PLN	82,189	135	0
	04/2018				19,382		RUB	1,110,081	74	(97)
	04/2018				8,255		TRY	31,794	0	(215)
	05/2018	†			64		EUR	51	0	(1)
	05/2018				278		ZAR	3,275	0	(3)
	07/2018				14,228		INR	933,553	0	(36)
BPS	05/2018			JPY	78,100	$		733	0	(2)
	05/2018			MXN	3,173			170	0	(4)
BRC	04/2018		$		471		JPY	50,100	0	0
	04/2018				3,200		PEN	10,331	2	0
	04/2018				433		TRY	1,733	5	0
	05/2018	†		EUR	51	$		63	0	0
CBK	04/2018			GBP	983			1,353	0	(26)
	04/2018			JPY	2,055,100			19,426	111	0
	04/2018			PEN	12,043			3,700	0	(32)
	05/2018	†		EUR	66			82	0	0
	05/2018			TRY	7			2	0	0
	05/2018	†	$		156		EUR	126	0	(1)
	05/2018				163		ILS	560	0	(3)
	06/2018			HKD	2,841	$		364	1	0
FBF	04/2018			CLP	6,799,640			11,247	0	(13)
	04/2018		$		7,500		CLP	4,510,610	0	(31)
	04/2018				10,209		GBP	7,375	141	0
	04/2018				14,086		NZD	19,000	0	(354)
	06/2018			SGD	562	$		425	0	(4)
	07/2018		$		11,247		CLP	6,799,640	8	0
GLM	04/2018			AUD	34,000	$		26,160	47	0
	04/2018			BRL	23,612			7,200	52	0
	04/2018			CAD	14,500			11,305	48	0
	04/2018			CLP	7,474,280			12,400	44	(22)
	04/2018			COP	16,501,500			5,700	0	(205)
	04/2018			EUR	2,700			3,355	31	0
	04/2018			GBP	7,831			11,088	98	0
	04/2018			HUF	3,524,505			14,025	137	0
	04/2018			ILS	19,038			5,400	0	(30)
	04/2018			INR	303,061			4,700	45	0
	04/2018			KRW	14,736,116			13,697	0	(177)
	04/2018			MYR	60,763			15,697	0	(41)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	25

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

Counterparty	Settlement Month		Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
									Asset	Liability
	04/2018			NOK	307,525	$		39,955	$716	$0
	04/2018			PHP	408,003			7,900	88	0
	04/2018			PLN	67,933			20,100	255	0
	04/2018			RUB	586,857			10,200	0	(34)
	04/2018			THB	724,686			22,748	4	(436)
	04/2018			TRY	68,884			17,600	181	0
	04/2018		$		100		BRL	325	0	(1)
	04/2018				3,000		CLP	1,783,500	0	(47)
	04/2018				10,400		CZK	213,651	3	(51)
	04/2018				257		EUR	207	0	(2)
	04/2018				12,243		HUF	3,085,030	1	(87)
	04/2018				16,448		IDR	221,748,608	0	(296)
	04/2018				89		ILS	311	0	(1)
	04/2018				13,864		KRW	14,736,116	22	(13)
	04/2018				4,300		MXN	80,632	130	0
	04/2018				7,641		NOK	60,000	15	0
	04/2018				11,338		NZD	15,600	0	(64)
	04/2018				7,577		PEN	24,394	0	(17)
	04/2018				11,108		RON	42,714	171	0
	04/2018				12,900		THB	405,060	57	0
	04/2018				3,700		TRY	14,263	0	(93)
	04/2018				44		TWD	1,280	0	0
	04/2018				10,942		ZAR	136,271	559	0
	04/2018			ZAR	116,437	$		9,700	0	(126)
	05/2018			CZK	6,691			324	0	0
	05/2018			HUF	10,174			40	0	0
	05/2018			ILS	31			9	0	0
	07/2018		$		11,130		GBP	7,831	0	(97)
	07/2018				2,843		HUF	711,803	0	(20)
	07/2018				6,513		KRW	6,943,076	40	0
	07/2018				13,287		MYR	51,347	0	(7)
	07/2018				40,077		NOK	307,525	0	(722)
HUS	04/2018			CAD	20,000	$		15,322	0	(206)
	04/2018			MXN	1,522			78	0	(6)
	04/2018			PHP	209,305			4,100	92	0
	04/2018		$		3,861		CAD	4,980	5	0
	04/2018				417		PLN	1,392	0	(10)
	05/2018	†		GBP	15	$		21	0	0
	05/2018			HUF	240,946			949	0	(2)
	05/2018	†	$		116		GBP	82	0	(1)
	05/2018			ZAR	2,876	$		237	0	(5)
	06/2018			HKD	4,797			613	0	0
IND	04/2018		$		230		NZD	316	0	(1)
	04/2018				114		PLN	388	0	(1)
	04/2018				237		SEK	1,935	0	(5)
JPM	04/2018			AUD	3,600	$		2,832	67	0
	04/2018			CAD	105,089			82,276	866	(171)
	04/2018			GBP	26,875			37,513	95	(297)
	04/2018			HUF	1,618,661			6,300	0	(79)
	04/2018			IDR	226,879,500			16,500	49	(75)
	04/2018			INR	303,001			4,700	46	0
	04/2018			JPY	52,200			490	0	(1)
	04/2018			NZD	20,600			14,816	26	(98)
	04/2018			PLN	37,572			10,900	0	(76)
	04/2018			RON	50,724			13,509	115	0
	04/2018			RUB	723,021			12,615	26	(20)
	04/2018			SEK	87,670			10,605	101	0
	04/2018			SGD	3,420			2,614	5	0

26	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

March 31, 2018

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	04/2018	$		14,112		AUD	18,000	$0	$(288)
	04/2018			31,498		CAD	39,093	0	(1,150)
	04/2018			3,200		CZK	65,298	0	(36)
	04/2018			10,067		GBP	7,062	0	(156)
	04/2018			374		IDR	5,130,892	0	0
	04/2018			24		ILS	81	0	0
	04/2018			24,075		INR	1,539,615	0	(428)
	04/2018			596		JPY	62,600	0	(7)
	04/2018			6,900		MXN	130,355	263	0
	04/2018			23,919		NOK	192,000	579	0
	04/2018			13,231		NZD	18,400	67	0
	04/2018			12,131		PHP	606,067	0	(526)
	04/2018			2,100		RON	8,010	15	0
	04/2018			3,500		RUB	199,797	0	(16)
	04/2018			5,500		TRY	21,094	0	(166)
	04/2018			7,500		ZAR	89,309	37	0
	04/2018		ZAR	65,945	$		5,500	0	(65)
	07/2018	$		12,212		GBP	8,625	0	(62)
	07/2018			12,676		NZD	17,500	0	(32)
	07/2018			6,200		PEN	20,072	4	0
	07/2018			18,212		RON	68,505	0	(103)
	07/2018			2,391		RUB	138,557	1	0
	07/2018			2,620		SGD	3,420	0	(5)
	07/2018			8,300		ZAR	99,008	0	(44)
MSB	04/2018		TWD	1,280	$		44	0	0
	04/2018	$		15,284		MYR	60,763	454	0
	04/2018			8,527		NOK	66,000	0	(106)
	04/2018			24,862		THB	798,023	664	0
NGF	07/2018			18,200		CNY	114,988	26	0
RBC	04/2018		CZK	304,939	$		14,850	75	0
	04/2018		PLN	8,003			2,400	62	0
	04/2018	$		43,469		AUD	55,600	0	(767)
	04/2018			51,549		CAD	65,996	0	(316)
	04/2018			2,100		CZK	42,853	0	(24)
	04/2018			404		EUR	327	0	(1)
	04/2018			12,171		NZD	16,984	103	0
	04/2018			4,900		PLN	16,464	0	(90)
	07/2018		AUD	16,000	$		12,341	48	0
	07/2018		CAD	55,596			43,309	76	0
	07/2018	$		14,926		CZK	304,939	0	(79)
RYL	04/2018		CAD	436	$		340	2	0
	04/2018		SEK	630			76	1	0
	04/2018	$		3,274		GBP	2,369	49	0
	05/2018			116		ZAR	1,357	0	(2)
SCX	04/2018		COP	37,731,860	$		13,617	114	0
	04/2018		PEN	22,682			7,037	9	0
	04/2018		THB	76,802			2,400	0	(57)
	04/2018	$		7,200		BRL	23,459	0	(99)
	04/2018			3,000		CLP	1,783,530	0	(47)
	04/2018			2,000		CZK	41,320	2	0
	04/2018			3,100		THB	96,965	2	0
	07/2018			13,563		COP	37,731,860	0	(108)
	07/2018			7,020		PEN	22,682	0	(10)
SOG	04/2018		MXN	426,686	$		23,221	0	(224)
	04/2018		NOK	10,475			1,307	0	(29)
	04/2018		PLN	2,955			885	22	0
	04/2018	$		11,500		MXN	217,221	436	0
	04/2018			4,376		PLN	14,856	0	(36)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	27

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

Counterparty	Settlement Month		Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
									Asset	Liability
	04/2018				10,668		SEK	87,670	$0	$(164)
	04/2018				11,461		SGD	15,192	128	0
	07/2018			PLN	14,856	$		4,384	36	0
	07/2018			SEK	87,670			10,744	166	0
	07/2018		$		22,893		MXN	426,686	223	0
SSB	04/2018				13,626		AUD	17,100	0	(493)
	04/2018				49		GBP	35	0	0
	04/2018			ZAR	43,198	$		3,699	54	0
	05/2018			GBP	35			49	0	0
	05/2018	†	$		81		EUR	66	0	0
	07/2018				3,656		ZAR	43,198	0	(54)
UAG	06/2018			HKD	8,330	$		1,068	4	0

Total Forward Foreign Currency Contracts									$11,576	$(10,681)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date		Notional Amount	Cost	Market Value
BPS	Put - OTC AUD versus USD	$	0.570	05/10/2018	AUD	13,000	$1	$0
	Put - OTC GBP versus USD		1.310	05/01/2018	GBP	7,100	1	1
	Put - OTC GBP versus USD		1.293	05/02/2018		8,000	1	1
	Put - OTC USD versus CAD	CAD	1.188	05/01/2018	$	15,000	2	1
	Call - OTC USD versus CAD		1.550	05/11/2018		25,000	2	0
BRC	Call - OTC AUD versus USD	$	0.820	05/01/2018	AUD	13,100	1	1
	Put - OTC USD versus CAD	CAD	1.215	04/27/2018	$	10,000	1	1

Total Purchased Options							$9	$5

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Pay	1-Year ILS-TELBOR	0.850%	Annual	03/21/2023	ILS	50,200	$0	$52	$52	$0
GLM	Receive	1-Year ILS-TELBOR	(0.960)	Annual	03/21/2023		107,200	0	(276)	0	(276)
	Pay(1)	1-Year ILS-TELBOR	0.850	Annual	06/20/2023		145,050	(163)	130	0	(33)
GST	Pay(1)	3-Month KRW-KORIBOR	2.233	Quarterly	06/20/2023	KRW	11,149,100	0	(7)	0	(7)
HUS	Pay	1-Year ILS-TELBOR	0.805	Annual	03/21/2023	ILS	7,000	0	3	3	0
	Pay	1-Year ILS-TELBOR	0.853	Annual	03/21/2023		46,600	0	50	50	0

Total Swap Agreements								$(163)	$(48)	$105	$(316)

28	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

March 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
PIMCO TRENDS Managed Futures Strategy Fund
BOA	$3,349	$0	$0	$3,349	$(777)	$0	$0	$(777)	$2,572	$(2,690)	$(118)
BPS	0	3	0	3	(6)	0	0	(6)	(3)	0	(3)
BRC	7	2	0	9	0	0	0	0	9	0	9
CBK	112	0	52	164	(61)	0	0	(61)	103	0	103
FBF	149	0	0	149	(402)	0	0	(402)	(253)	22	(231)
GLM	2,744	0	0	2,744	(2,589)	0	(309)	(2,898)	(154)	1	(153)
GST	0	0	0	0	0	0	(7)	(7)	(7)	0	(7)
HUS	97	0	53	150	(229)	0	0	(229)	(79)	0	(79)
IND	0	0	0	0	(7)	0	0	(7)	(7)	0	(7)
JPM	2,362	0	0	2,362	(3,901)	0	0	(3,901)	(1,539)	1,748	209
MSB	1,118	0	0	1,118	(106)	0	0	(106)	1,012	(1,150)	(138)
NGF	26	0	0	26	0	0	0	0	26	0	26
RBC	364	0	0	364	(1,277)	0	0	(1,277)	(913)	821	(92)
RYL	52	0	0	52	(2)	0	0	(2)	50	0	50
SCX	127	0	0	127	(321)	0	0	(321)	(194)	266	72
SOG	1,011	0	0	1,011	(453)	0	0	(453)	558	(270)	288
SSB	54	0	0	54	(547)	0	0	(547)	(493)	307	(186)
UAG	4	0	0	4	0	0	0	0	4	0	4

PIMCO Cayman Commodity Fund VIII, Ltd. (Subsidiary)
BOA	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
CBK	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
HUS	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)

Total Over the Counter	$11,576	$5	$105	$11,686	$(10,681)	$0	$(316)	$(10,997)

(j)	Securities with an aggregate market value of $3,164 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting agreements.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	29

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$751	$0	$879	$0	$424	$2,054
Swap Agreements	0	0	0	0	116	116

	$751	$0	$879	$0	$540	$2,170

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,576	$0	$11,576
Purchased Options	0	0	0	5	0	5
Swap Agreements	0	0	0	0	105	105

	$0	$0	$0	$11,581	$105	$11,686

	$751	$0	$879	$11,581	$645	$13,856

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$264	$0	$1,652	$0	$66	$1,982
Swap Agreements	0	0	0	0	290	290

	$264	$0	$1,652	$0	$356	$2,272

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,681	$0	$10,681
Swap Agreements	0	0	0	0	316	316

	$0	$0	$0	$10,681	$316	$10,997

	$264	$0	$1,652	$10,681	$672	$13,269

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$(5,080)	$0	$7,026	$0	$(932)	$1,014
Swap Agreements	0	0	0	0	(6,482)	(6,482)

	$(5,080)	$0	$7,026	$0	$(7,414)	$(5,468)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,258)	$0	$(2,258)
Purchased Options	0	0	0	(97)	0	(97)
Swap Agreements	0	0	(71)	0	(29)	(100)

	$0	$0	$(71)	$(2,355)	$(29)	$(2,455)

	$(5,080)	$0	$6,955	$(2,355)	$(7,443)	$(7,923)

30	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

March 31, 2018

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$2,432	$0	$(1,432)	$0	$1,206	$2,206
Swap Agreements	0	0	0	0	1,295	1,295

	$2,432	$0	$(1,432)	$0	$2,501	$3,501

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,162	$0	$7,162
Purchased Options	0	0	0	(4)	0	(4)
Swap Agreements	0	0	0	0	(49)	(49)

	$0	$0	$0	$7,158	$(49)	$7,109

	$2,432	$0	$(1,432)	$7,158	$2,452	$10,610

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$96,873	$0	$96,873
Industrials	0	54,911	0	54,911
Utilities	0	16,304	0	16,304
U.S. Government Agencies	0	30,140	0	30,140
Non-Agency Mortgage-Backed Securities	0	4,487	0	4,487
Asset-Backed Securities	0	6,055	0	6,055
Sovereign Issues	0	38,033	0	38,033
Short-Term Instruments
Certificates of Deposit	800	6,000	0	6,800
Commercial Paper	0	30,580	0	30,580
Repurchase Agreements	0	53,862	0	53,862
Argentina Treasury Bills	0	2,384	0	2,384
Japan Treasury Bills	0	19,514	0	19,514
U.S. Treasury Bills	0	9,812	0	9,812

	$800	$368,955	$0	$369,755

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$30,252	$0	$0	$30,252

Total Investments	$31,052	$368,955	$0	$400,007

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,054	116	0	2,170
Over the counter	0	11,686	0	11,686

	$2,054	$11,802	$0	$13,856

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,957)	(290)	0	(2,247)
Over the counter	0	(10,997)	0	(10,997)
	$(1,957)	$(11,287)	$0	$(13,244)

Total Financial Derivative Instruments	$97	$515	$0	$612

Totals	$31,149	$369,470	$0	$400,619

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	31

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Class A and Class C shares of the PIMCO TRENDS Managed Futures Strategy Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

On March 23, 2018, PIMCO processed an automatic conversion of all Class D shares of the Fund into Class A shares of the Fund. Shareholders of Class D received Class A shares of equal value to their outstanding shares of Class D as of March 23, 2018. The conversion was tax-free and shareholders did not have to pay any sales charge, fee or other charge in connection with the conversion.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

32	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

March 31, 2018

(b) Cash and Foreign Currency  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Consolidated Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund estimates the source or sources from which a distribution is

ANNUAL REPORT	MARCH 31, 2018	33

Notes to Financial Statements (Cont.)

paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05, which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

34	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

March 31, 2018

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price

ANNUAL REPORT	MARCH 31, 2018	35

Notes to Financial Statements (Cont.)

determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

36	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

March 31, 2018

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are

ANNUAL REPORT	MARCH 31, 2018	37

Notes to Financial Statements (Cont.)

observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data,

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estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The tables below show the Fund’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2018 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$0	$9,107	$0	$0	$(3)	$9,104	$105	$2

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$4,046	$468,030	$(450,900)	$(29)	$1	$21,148	$529	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

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Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA

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Notes to Financial Statements (Cont.)

are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table

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in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset

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Notes to Financial Statements (Cont.)

against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to

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reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Consolidated Statement of Operations.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount

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Notes to Financial Statements (Cont.)

of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL RISKS

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

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High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Futures Contract Risk  is the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

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Notes to Financial Statements (Cont.)

Model Risk  is the risk that the Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors and may result in a decline in the value of an investment in the Fund.

Commodity Risk  is the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

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Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund.

Tax Risk  is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is ”qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

Subsidiary Risk  is the risk that, by investing in a Fund’s subsidiary, the Fund is indirectly exposed to the risks associated with the subsidiary’s investments. Fund subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the subsidiary will be achieved.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash

ANNUAL REPORT	MARCH 31, 2018	49

Notes to Financial Statements (Cont.)

collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by

50	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

March 31, 2018

the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class P	Class A	Class C
1.15%(1)	0.25%	0.35%	0.40%	0.40%
(1)	PIMCO has contractually agreed, through July 31, 2018, to reduce its Investment Advisory Fee by 0.25% of the average daily net assets of the Fund.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

ANNUAL REPORT	MARCH 31, 2018	51

Notes to Financial Statements (Cont.)

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended March 31, 2018, the Distributor retained $8,573,595 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000 and each other committee chair receives an additional annual retainer of $4,500. Each Trustee, other than the Trustees affiliated with PIMCO, or its affiliates, receives $775 for each Valuation Oversight Committee meeting attended. In addition, the Valuation Oversight Committee co-leads together receive an additional retainer of $11,500, which amount is divided evenly among the co-leads so that each individually receives an additional annual retainer of $5,750. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

52	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

March 31, 2018

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Fee Waiver Agreement, PIMCO contractually agreed to reduce its Investment Advisory Fee for the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO.

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. The total recoverable amounts to PIMCO at March 31, 2018, were as follows (amounts in thousands†):

Expiring Within
12 months	13-24 months	25-36 months	Total
$ 1,077	$ 820	$ 894	$ 2,791
†	A zero balance may reflect actual amounts rounding to less than one thousand.

(f) Acquired Fund Fees and Expenses  PIMCO Cayman Commodity Fund VIII, Ltd. (the “Commodity Subsidiary”), has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Commodity Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected in the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended March 31, 2018, the amount was $503,731. See Note 14, Basis for Consolidation in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures,

ANNUAL REPORT	MARCH 31, 2018	53

Notes to Financial Statements (Cont.)

each transaction is effected at the current market price. During the period ended March 31, 2018, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Purchases	Sales
$41,188	$45,638
†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2018, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$23,641	$0	$122,042	$120,079

†	A zero balance may reflect actual amounts rounding to less than one thousand.

54	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

March 31, 2018

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 03/31/2018				Year Ended 03/31/2017
	Shares		Amount		Shares		Amount

Receipts for shares sold
Institutional Class	19,135		$181,894		4,454		$42,484
Class P	195		1,886		127		1,208
Administrative Class	0		0		1	(a)	8	(a)
Class D	1,783		16,707		1,823		17,263
Class A	5,771	(b)	54,475	(b)	212		2,039
Class C	55		513		147		1,377

Issued as reinvestment of distributions
Institutional Class	77		$733		0		$0
Class P	0		3		0		0
Administrative Class	0		0		0	(a)	0	(a)
Class D	0		0		0		0
Class A	0		3		0		0
Class C	0		0		0		0

Cost of shares redeemed
Institutional Class	(6,228)		(59,098)		(4,845)		(46,205)
Class P	(120)		(1,139)		(116)		(1,100)
Administrative Class	0		0		(5	)(a)	(45	)(a)
Class D	(9,785	)(b)	(91,907	)(b)	(3,300)		(31,201)
Class A	(273)		(2,571)		(616)		(5,835)
Class C	(152)		(1,401)		(255)		(2,383)
Net increase (decrease) resulting from Fund share transactions	10,458		$100,098		(2,373)		$(22,390)
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Administrative Class Shares liquidated at the close of business on January 13, 2017.
(b)	On March 23, 2018, 5,676 Class D shares in the amount of $53,495 converted into Class A shares of the Fund.

As of March 31, 2018, two shareholders each owned 10% or more of the Portfolio’s total outstanding shares comprising 25% of the Fund, and each of the two shareholders are related parties of the Fund. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Fund and the Commodity Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement

ANNUAL REPORT	MARCH 31, 2018	55

Notes to Financial Statements (Cont.)

was entered into between the Fund and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of period end of the Commodity Subsidiary to the Fund (amounts in thousands†).

Date of Incorporation	09/06/2013
Subscription Agreement	09/20/2013
Consolidated Fund Net Assets	$414,261
Subsidiary % of Fund Net Assets	23.0%
Subsidiary Financial Statement Information
Total assets	$95,739
Total liabilities	543
Net assets	$95,196
Total income	1,088
Net investment income (loss)	583
Net realized gain (loss)	(5,069)
Net change in unrealized appreciation (depreciation)	2,420
Increase (decrease) in net assets resulting from operations	$(2,066)
†	A zero balance may reflect actual amounts rounding to less than one thousand.

15. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2018, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years

56	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

March 31, 2018

in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Fund may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

The Fund may also gain exposure indirectly to commodity markets by investing in the Commodity Subsidiary, which invests primarily in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and/or other fixed income instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, the Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in the Commodity Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. In addition, the IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Fund’s investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

The IRS recently issued proposed regulations that, if finalized, would generally treat the Fund’s income inclusion with respect to the Commodity Subsidiary as qualifying income only if there is a distribution out of the earnings and profits of the Commodity Subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for Federal income tax purposes.

ANNUAL REPORT	MARCH 31, 2018	57

Notes to Financial Statements (Cont.)

As of March 31, 2018, the components of distributable taxable earnings are as follows (amounts in thousands†):

PIMCO TRENDS Managed Futures Strategy Fund

Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)
$0	$0	$3,949	$(1)	$(11,150)	$0	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain or loss on certain futures and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for organizational costs at fiscal year-end.
(4)	Capital losses available to offset future net capital gains expire in varying amounts as shown below.
(5)	Capital losses realized during the period November 1, 2017 through March 31, 2018 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2017 through March 31, 2018 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considereed all short-term under previous law. As of March 31, 2018, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

PIMCO TRENDS Managed Futures Strategy Fund

Short-Term	Long-Term
$8,394	$2,756
†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of March 31, 2018, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

PIMCO TRENDS Managed Futures Strategy Fund

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)
$403,501	$16,867	$(12,988)	$3,879
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) on investments are attributable to open wash sale loss deferrals, unrealized gain or loss on certain futures and forward contracts, and realized and unrealized gain (loss) on swap contracts.

58	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

March 31, 2018

For the fiscal years ended March 31, 2018 and March 31, 2017, respectively, the Fund made the following tax basis distributions (amounts in thousands†):

PIMCO TRENDS Managed Futures Strategy Fund

March 31, 2018			March 31, 2017
Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)
$0	$0	$751	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

17. SUBSEQUENT EVENTS

On February 13, 2018, the Board approved a proposal to change the name of Class P for all Funds of the Trust that offer such class to I-2. The name change occurred on April 27, 2018.

There were no other subsequent events identified that require recognition or disclosure.

ANNUAL REPORT	MARCH 31, 2018	59

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO TRENDS Managed Futures Strategy Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of PIMCO TRENDS Managed Futures Strategy Fund and its subsidiary (one of the funds constituting PIMCO Funds, referred to hereafter as the “Fund”) as of March 31, 2018, the related consolidated statement of operations for the year ended March 31, 2018, the consolidated statement of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights (consolidated) for each of the periods indicated therein (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period ended March 31, 2018 and the financial highlights (consolidated) for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 24, 2018

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

60	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	IND	Crédit Agricole Corporate and Investment Bank S.A.
BOA	Bank of America N.A.	JPM	JP Morgan Chase Bank N.A.
BPS	BNP Paribas S.A.	MSB	Morgan Stanley Bank, N.A
BRC	Barclays Bank PLC	NGF	Nomura Global Financial Products, Inc.
CBK	Citibank N.A.	RBC	Royal Bank of Canada
FBF	Credit Suisse International	RYL	Royal Bank of Scotland Group PLC
FICC	Fixed Income Clearing Corporation	SCX	Standard Chartered Bank
GLM	Goldman Sachs Bank USA	SOG	Societe Generale
GST	Goldman Sachs International	SSB	State Street Bank and Trust Co.
HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford

Currency Abbreviations:
ARS	Argentine Peso	MXN	Mexican Peso
AUD	Australian Dollar	MYR	Malaysian Ringgit
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CLP	Chilean Peso	PEN	Peruvian New Sol
CNY	Chinese Renminbi (Mainland)	PHP	Philippine Peso
COP	Colombian Peso	PLN	Polish Zloty
CZK	Czech Koruna	RON	Romanian New Leu
EUR	Euro	RUB	Russian Ruble
GBP	British Pound	SEK	Swedish Krona
HKD	Hong Kong Dollar	SGD	Singapore Dollar
HUF	Hungarian Forint	THB	Thai Baht
IDR	Indonesian Rupiah	TRY	Turkish New Lira
ILS	Israeli Shekel	TWD	Taiwanese Dollar
INR	Indian Rupee	USD (or $)	United States Dollar
JPY	Japanese Yen	ZAR	South African Rand
KRW	South Korean Won

Exchange Abbreviations:
BIST	Borsa Instanbul Exchange	OTC	Over the Counter
FTSE	Financial Times Stock Exchange

Index/Spread Abbreviations:
BRENT	Brent Crude	TOPIX	Tokyo Price Index
DAX	Deutscher Aktien Index 30	ULSD	Ultra-Low Sulfur Diesel
FTSE/MIB	Borsa Italiana’s 40 Most Liquid/Capitalized Italian Shares Equity Index	US0001M	1 Month USD Swap Rate
FTSE/JSE	Africa Index Series from a Joint Venture between JSE Limited & FTSE Group	US0003M	3 Month USD Swap Rate
LIBOR01M	1 Month USD-LIBOR	VSTOXX	Euro Stoxx 50 Volatility Index
OMX	Stockholm 30 Index	WIG20	Capitalization-weighted Stock Market Index of the 20 largest companies on the Warsaw Stock Exchange
S&P 500	Standard & Poor’s 500 Index

ANNUAL REPORT	MARCH 31, 2018	61

Glossary: (abbreviations that may be used in the preceding statements) (Cont.)

(Unaudited)

Other Abbreviations:
BBR	Bank Bill Rate	OAT	Obligations Assimilables du Trésor
BTP	Buoni del Tesoro Poliennali	oz.	Ounce
CDI	Brazil Interbank Deposit Rate	PRIBOR	Prague Interbank Offered Rate
DAC	Designated Activity Company
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
JIBAR	Johannesburg Interbank Agreed Rate	TBA	To-Be-Announced
KORIBOR	Korea Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	WIBOR	Warsaw Interbank Offered Rate
NCUA	National Credit Union Administration	WTI	West Texas Intermediate

62	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of the following Fund's Fiscal 2018 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below:

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2018 was designated as ‘qualified dividend income’ as defined in the Act subject to reduced tax rates in 2018:

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s†)	Qualified Short-Term Capital Gain (000s†)
PIMCO TRENDS Managed Futures Strategy Fund	4.30%	4.30%	$0	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2019, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2018.

ANNUAL REPORT	MARCH 31, 2018	63

Management of the Trust

The charts below identify the Trustees and executive officers of the Trust. Unless otherwise indicated, the address of all persons below is 650 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call PIMCO at (888) 87-PIMCO or visit the Funds’ website at www.pimco.com.

Name, Year of Birth and Position Held with Trust*	Term of Office and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Public Company and Investment Company Directorships Held by Trustee During the Past 5 Years
Interested Trustees[1]
Brent R. Harris (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO. Formerly, member of Executive Committee, PIMCO.	162	Chairman and Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors, Investment Company Institute.
Peter G. Strelow (1970) Trustee	05/2017 to present	Managing Director and Co-Chief Operating Officer, PIMCO. Formerly, Chief Administrative Officer, PIMCO.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
Independent Trustees
George E. Borst (1948) Trustee	04/2015 to present	Executive Advisor, McKinsey & Company (since 10/14); Formerly, Executive Advisor, Toyota Financial Services (10/13-12/14); and CEO, Toyota Financial Services (1/01-9/13).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, MarineMax Inc.
Jennifer Holden Dunbar (1963) Trustee	04/2015 to present	Managing Director, Dunbar Partners, LLC (business consulting and investments). Formerly, Partner, Leonard Green & Partners, L.P.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT; Director, PS Business Parks; Director, Big 5 Sporting Goods Corporation.
Kym M. Hubbard (1957) Trustee	02/2017 to present	Formerly, Global Head of Investments, Chief Investment Officer and Treasurer, Ernst & Young.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, State Auto Financial Corporation.
Gary F. Kennedy (1955) Trustee	04/2015 to present	Formerly, Senior Vice President, General Counsel and Chief Compliance Officer, American Airlines and AMR Corporation (now American Airlines Group) (1/03-1/14).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
Peter B. McCarthy (1950) Trustee	04/2015 to present	Formerly, Assistant Secretary and Chief Financial Officer, United States Department of Treasury; Deputy Managing Director, Institute of International Finance.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Ronald C. Parker (1951) Lead Independent Trustee	07/2009 to present Lead Independent Trustee - 02/2017 to present	Director of Roseburg Forest Products Company. Formerly, Chairman of the Board, The Ford Family Foundation; and President, Chief Executive Officer, Hampton Affiliates (forestry products).	162	Lead Independent Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Trustee, PIMCO Equity Series and PIMCO Equity Series VIT.

*	Unless otherwise noted, the information for the individuals listed is as of March 31, 2018.
[1]	Mr. Harris and Mr. Strelow are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.
†	Trustees serve until their successors are duly elected and qualified.

64	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

Executive Officers

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
Peter G. Strelow (1970) President	01/2015 to present Senior Vice President 11/2013 to 01/2015 Vice President 05/2008 to 11/2013	Managing Director and Co-Chief Operating Officer, PIMCO. President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Chief Administrative Officer, PIMCO.
David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Chief Legal Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management of America L.P.
Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Managing Director and Chief Compliance Officer, PIMCO. Chief Compliance Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Brent R. Harris (1959) Senior Vice President	01/2015 to present President 03/2009 to 01/2015	Managing Director, PIMCO. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, member of Executive Committee, PIMCO.
Joshua D. Ratner (1976)** Vice President - Senior Counsel, Secretary	11/2013 to present Assistant Secretary 10/2007 to 01/2011	Executive Vice President and Deputy General Counsel, PIMCO. Chief Legal Officer, PIMCO Investments LLC. Vice President - Senior Counsel, Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Vice President, Secretary and Chief Legal Officer, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Ryan G. Leshaw (1980) Assistant Secretary	05/2012 to present	Senior Vice President and Senior Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Associate, Willkie Farr & Gallagher LLP.
Wu-Kwan Kit (1981) Assistant Secretary	08/2017 to present	Vice President and Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Assistant General Counsel, VanEck Associates Corp.
Stacie D. Anctil (1969) Vice President	05/2015 to present Assistant Treasurer 11/2003 to 05/2015	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
William G. Galipeau (1974) Vice President	11/2013 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Eric D. Johnson (1970)** Vice President	05/2011 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Bijal Y. Parikh (1978) Vice President	02/2017 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Greggory S. Wolf (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Trent W. Walker (1974) Treasurer	11/2013 to present Assistant Treasurer 05/2007 to 11/2013	Executive Vice President, PIMCO. Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

ANNUAL REPORT	MARCH 31, 2018	65

Management of the Trust (Cont.)

(Unaudited)

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Executive Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Colleen D. Miller (1980)** Assistant Treasurer	02/2017 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Vice President Cohen & Steers Capital Management.
Christopher M. Morin (1980) Assistant Treasurer	08/2016 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Jason J. Nagler (1982)** Assistant Treasurer	05/2015 to present	Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Head of Mutual Fund Reporting, GMO and Assistant Treasurer, GMO Trust and GMO Series Trust Funds.

*

The term “PIMCO-Sponsored Closed-End Funds” as used herein includes: PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund Inc., PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO Dynamic Credit and Mortgage Income Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II and PIMCO Strategic Income Fund, Inc.; the term “PIMCO-Sponsored Interval Funds” as used herein includes: PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund.

**	The address of these officers is Pacific Investment Management Company LLC, 1633 Broadway, New York, New York 10019.

66	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Privacy Policy1

(Unaudited)

The Funds2,3 consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ non-public personal information. The Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers or sub-advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial advisor or consultant, and/or from information captured on applicable websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any non-public personal information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds or their affiliates may also retain non-affiliated companies to market Fund shares or products which use Fund shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm and/or financial advisor or consultant.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal or account information to non-affiliated third parties in limited circumstances where the Funds believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect their rights or property, or upon reasonable request by any fund advised by PIMCO in which a shareholder has invested. In addition, the Funds may disclose information about a shareholder or a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, distributors or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds may share may include, for example, a shareholder’s participation in the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transactions with a shareholder, information captured on applicable websites, or other data about a shareholder’s accounts, subject

ANNUAL REPORT	MARCH 31, 2018	67

Privacy Policy1 (Cont.)

(Unaudited)

to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

Information Collected from Websites

Websites maintained by the Funds or their service providers may use a variety of technologies to collect information that help the Funds and their service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. In addition, the Funds or their Service Affiliates may use third parties to place advertisements for the Funds on other websites, including banner advertisements. Such third parties may collect anonymous information through the use of cookies or action tags (such as web beacons). The information these third parties collect is generally limited to technical and web navigation information, such as your IP address, web pages visited and browser type, and does not include personally identifiable information such as name, address, phone number or email address. If you are a registered user of the Funds’ website, the Funds or their service providers or third party firms engaged by the Funds or their service providers may collect or share information submitted by you, which may include personally identifiable information. This information can be useful to the Funds when assessing and offering services and website features. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. The Funds do not look for web browser “do not track” requests.

Changes to the Privacy Policy

From time to time, the Funds may update or revise this privacy policy. If there are changes to the terms of this privacy policy, documents containing the revised policy on the relevant website will be updated.

1 Amended as of February 14, 2017.

2 PIMCO Investments LLC (“PI”) serves as the Funds’ distributor. This Privacy Policy applies to the activities of PI to the extent that PI regularly effects or engages in transactions with or for a Fund shareholder who is the record owner of such shares. For purposes of this Privacy Policy, references to “the Funds” shall include PI when acting in this capacity.

3 When distributing this Policy, a Fund may combine the distribution with any similar distribution of its investment adviser’s privacy policy. The distributed, combined policy may be written in the first person (i.e., by using “we” instead of “the Funds”).

68	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, Class P, Administrative Class

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

DST Asset Manager Solutions, Inc.

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF3017AR_033118

PIMCO Funds

Annual Report

March 31, 2018

Real Return Strategy Funds

PIMCO Real Return Asset Fund

PIMCO Real Return Limited Duration Fund

PIMCO RealEstateRealReturn Strategy Fund

PIMCO CommoditiesPLUS® Strategy Fund

PIMCO Inflation Response Multi-Asset Fund

(1)	Consolidated Schedule of Investments

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Following is the PIMCO Funds Annual Report, which covers the 12-month reporting period ended March 31, 2018. On the subsequent pages you will find specific details regarding investment results and a discussion of factors that most affected performance over the reporting period.

For the 12-month reporting period ended March 31, 2018

The U.S. economy continued to expand during the reporting period. Looking back, U.S. gross domestic product (GDP) expanded at an annual pace of 3.1%, 3.2% and 2.9% during the second, third and fourth quarters of 2017, respectively. The Commerce Department’s initial reading — released after the reporting period had ended — showed that first quarter 2018 GDP grew at an annual pace of 2.3%.

The Federal Reserve (Fed) continued to normalize monetary policy during the reporting period. After raising interest rates in March and June 2017, the Fed again raised rates in December, moving the federal funds rate up to a range between 1.25% and 1.50%. In addition, in October 2017, the Fed started to reduce its balance sheet. Finally, at its March 2018 meeting, the Fed again increased rates to a range between 1.50% and 1.75%. The Fed also indicated that it expected to make two additional rate hikes in 2018, although this will be data-dependent.

Economic activity outside the U.S. also accelerated during the reporting period. Regardless, the European Central Bank (ECB) and Bank of Japan maintained their highly accommodative monetary policies. Other central banks took a more hawkish stance. In November 2017, the Bank of England instituted its first rate hike since 2007, and the Bank of Canada raised rates twice during the reporting period. Meanwhile, the ECB indicated that it may pare back its quantitative easing program in 2018.

The U.S. Treasury yield curve flattened during the reporting period, as short-term rates moved up more than their longer-term counterparts. The increase in rates at the short end of the yield curve was mostly due to Fed interest rate hikes. The yield on the benchmark 10-year U.S. Treasury note was 2.74% at the end of the reporting period, up from 2.40% on March 31, 2017. U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 0.43% over the 12 months ended March 31, 2018. Meanwhile the Bloomberg Barclays U.S. Aggregate Bond Index, a widely used index of U.S. investment grade bonds, returned 1.20% over the period. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, outperformed the broad U.S. market. While there were periods of volatility, they performed well given overall solid investor demand. The ICE BofAML U.S. High Yield Index returned 3.69% over the reporting period, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 3.34% over the reporting period. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 12.99% over the reporting period.

Global equities generally rose over the first 10 months of the period. This rally was driven by a number of factors, including improving global growth, corporate profits that often exceeded expectations and, in the U.S., optimism surrounding the passage of a tax reform bill in December 2017. However, a portion of those gains were given back during the final two months of the period. This was partially due to concerns over less accommodative central bank policies and fears of a trade war. All told, U.S. equities, as represented by the S&P 500 Index, returned 13.99% over the reporting period. Emerging market equities, as measured by the MSCI Emerging Markets Index, returned 24.93% over the period, whereas global equities, as represented by the MSCI World Index, returned 13.59%. Elsewhere, Japanese equities, as represented by the Nikkei 225 Index, returned 15.50% over the reporting period and European equities, as represented by the MSCI Europe Index, returned -0.43%.

Commodity prices fluctuated but generally moved higher during the 12 months ended March 31, 2018. When the reporting period began, crude oil was approximately $51 a barrel. By the end of the period it was roughly $65 a

2	PIMCO REAL RETURN STRATEGY FUNDS

barrel. This ascent was driven in part by planned and observed production cuts by OPEC and the collapse in Venezuelan oil production, as well as good global growth maintaining demand. Elsewhere, gold and copper prices also moved higher over the reporting period.

Finally, during the reporting period, there were periods of volatility in the foreign exchange markets, possibly due, at least in part, to signs of improving global growth, decoupling central bank policies, and a number of geopolitical events. The U.S. dollar generally weakened against other major currencies over the reporting period. For example, the U.S. dollar fell 15.05%, 12.16% and 4.55% versus the euro, British pound and Japanese yen, respectively, during the 12 months ended March 31, 2018.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO. We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds May 24, 2018

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2018	3

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Real Return Asset Fund, PIMCO Real Return Limited Duration Fund, PIMCO RealEstateRealReturn Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund and PIMCO Inflation Response Multi-Asset Fund (each a “Fund” and collectively, the “Funds”).

The PIMCO CommoditiesPLUS® Strategy Fund is intended for long-term investors and an investment in the Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments and/or notes which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by overall market movements, changes in interest rates, and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, and international economic, political and regulatory developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities.

The PIMCO Inflation Response Multi-Asset Fund may invest its assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds (“Underlying PIMCO Funds”) and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the 1940 Act (collectively, “Acquired Funds”). The cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal Risks in the Notes to Financial Statements.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class A and Class C shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class P and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. Each Fund measures its performance against at least one broad-based securities market index (“Benchmark Index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”),

4	PIMCO REAL RETURN STRATEGY FUNDS

a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P*	Administrative Class	Class A**	Class C	Diversification Status
PIMCO Real Return Asset Fund	11/12/01	11/12/01	11/19/10	—	—	—	Diversified
PIMCO Real Return Limited Duration Fund	06/30/15	06/30/15	—	—	—	—	Diversified
PIMCO RealEstateRealReturn Strategy Fund	10/30/03	10/30/03	04/30/08	—	10/30/03	10/30/03	Diversified
PIMCO CommoditiesPLUS® Strategy Fund	05/28/10	05/28/10	05/28/10	07/31/14	05/28/10	05/28/10	Non-diversified
PIMCO Inflation Response Multi-Asset Fund	08/31/11	08/31/11	08/31/11	—	08/31/11	—	Diversified

*	See the Subsequent Events Note in the Notes to Financial Statements for information regarding the name of Class P.
**	Effective March 23, 2018, Class D shares were automatically converted into Class A shares of the same Fund.

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ANNUAL REPORT	MARCH 31, 2018	5

PIMCO Real Return Asset Fund

Institutional Class - PRAIX
Class P - PRTPX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

U.S. Treasury Obligations	68.6%
Sovereign Issues	10.7%
U.S. Government Agencies	7.8%
Short-Term Instruments‡	5.7%
Corporate Bonds & Notes	4.5%
Asset-Backed Securities	1.9%
Other	0.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (11/12/01)
PIMCO Real Return Asset Fund Institutional Class	2.97%	0.05%	4.66%	6.55%
PIMCO Real Return Asset Fund Class P	2.86%	(0.05)%	4.56%	6.48%
Bloomberg Barclays U.S. Treasury Inflation Notes: 10+ Year Index	2.70%	0.52%	4.60%	6.30%
Lipper Inflation-Protected Bond Funds Average	0.79%	(0.41)%	2.12%	3.96%♦

All Fund returns are net of fees and expenses.

♦ Average annual total return since 10/31/2001.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end were 0.96% for Institutional Class shares, and 1.06% for Class P shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Real Return Asset Fund seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Exposure to U.S. Treasury Inflation-Protected Securities (TIPS) benefited absolute performance, as U.S. TIPS, as measured by the Bloomberg Barclays U.S. TIPS 10+ Year Index, posted gains.

»	Underweight exposure to U.S. nominal duration benefited relative performance, as U.S. nominal yields moved higher.

»

Overweight exposure to U.S. breakeven inflation (BEI) spreads (or the yield differential between U.S. nominal Treasuries and like-maturity U.S. TIPS) benefited relative performance, as breakeven inflation spreads widened.

»	Underweight exposure to the intermediate portion of the U.K. nominal yield curve benefited relative performance, as respective yields moved higher.

»	Overweight exposure to U.S. real duration detracted from relative performance, as U.S. real yields moved higher.

»	Exposure to U.K. index-linked gilts detracted from relative performance, as U.K. real yields moved higher.

6	PIMCO REAL RETURN STRATEGY FUNDS

PIMCO Real Return Limited Duration Fund

Institutional Class - PPIRX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

U.S. Treasury Obligations	74.5%
Short-Term Instruments‡	11.0%
U.S. Government Agencies	6.1%
Sovereign Issues	4.7%
Asset-Backed Securities	1.9%
Corporate Bonds & Notes	1.4%
Other	0.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	Fund Inception (06/30/15)
PIMCO Real Return Limited Duration Fund Institutional Class	0.18%	1.09%
Bloomberg Barclays U.S. TIPS: 1-5 Year Index	0.14%	1.01%
Lipper Short Investment Grade Debt Funds Average	0.85%	1.12%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio in effect as of period end, was 0.61% for Institutional Class shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Real Return Limited Duration Fund seeks maximum real return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in a portfolio of inflation-indexed securities of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in inflation-indexed securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Exposure to 1–5 year U.S. Treasury Inflation-Protected Securities (TIPS) benefited absolute performance, as 1–5 Year U.S. TIPS posted positive returns.

»	Overweight exposure to front-end Brazil nominal duration achieved via short-term Brazil nominal sovereign bonds benefited relative performance, as front-end Brazil nominal yields moved lower.

»	Exposure to residential mortgage-backed securities (RMBS) benefited relative performance, as these securities posted positive returns.

»	Underweight exposure to 3–5 year portions of the U.S. real yield curve benefited relative performance, as U.S. real yields moved higher.

»

Curve positioning within U.K. nominal duration, including an underweight to the 10-year and a shift from an underweight position to an overweight position to the 30-year portion of the curve, benefited relative performance, as the U.K. nominal yield curve flattened.

»	Overweight exposure to 3–5 year portions of the U.S. nominal yield curve detracted from relative performance, as U.S. nominal yields moved higher.

ANNUAL REPORT	MARCH 31, 2018	7

PIMCO RealEstateRealReturn Strategy Fund

Institutional Class - PRRSX	Class A - PETAX
Class P - PETPX	Class C - PETCX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

U.S. Treasury Obligations	57.2%
Real Estate Investment Trusts	19.6%
U.S. Government Agencies	8.4%
Short-Term Instruments‡	5.3%
Sovereign Issues	3.5%
Asset-Backed Securities	2.4%
Corporate Bonds & Notes	2.3%
Other	1.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (10/30/03)
PIMCO RealEstateRealReturn Strategy Fund Institutional Class	(4.48)%	4.35%	8.52%	11.50%
PIMCO RealEstateRealReturn Strategy Fund Class P	(4.53)%	4.26%	8.42%	11.39%
PIMCO RealEstateRealReturn Strategy Fund Class A	(4.82)%	3.95%	8.10%	11.03%
PIMCO RealEstateRealReturn Strategy Fund Class A (adjusted)	(10.01)%	2.76%	7.48%	10.60%
PIMCO RealEstateRealReturn Strategy Fund Class C	(5.50)%	3.17%	7.28%	10.19%
PIMCO RealEstateRealReturn Strategy Fund Class C (adjusted)	(6.44)%	3.17%	7.28%	10.19%
Dow Jones U.S. Select REIT Total Return Index	(3.68)%	5.97%	6.02%	8.71%
Lipper Real Estate Funds Average	(2.13)%	5.49%	5.88%	8.37%♦

All Fund returns are net of fees and expenses.

♦ Average annual total return since 10/31/2003.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end were 1.01% for Institutional Class shares, 1.11% for Class P shares, 1.41% for Class A shares, and 2.16% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO RealEstateRealReturn Strategy Fund seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»

Exposure to real estate investment trusts (REITs) detracted from absolute performance, as REITs, measured by the Dow Jones U.S. Select REIT Total Return Index, posted negative returns over the reporting period.

»	Underweight exposure to the 3–5 year portion of the U.S. real yield curve benefited relative performance, as front-end U.S. real yields moved higher.

»	Exposure to residential mortgage-backed securities (RMBS) benefited relative performance, as these securities posted positive returns.

»	Underweight exposure to the intermediate portion of the U.K. nominal yield curve benefited relative performance, as respective yields moved higher.

»

The Fund’s construction, which utilizes 1–5 Year U.S. Treasury Inflation-Protected Securities (TIPS) as collateral backing a portion of the Fund’s REIT exposure, detracted from relative performance, as the front end of the real yield curve experienced a more pronounced move higher.

»	Overweight exposure to the 3–5 year portions of the U.S. nominal yield curve detracted from relative performance, as U.S. nominal yields broadly moved higher.

8	PIMCO REAL RETURN STRATEGY FUNDS

PIMCO CommoditiesPLUS® Strategy Fund

Institutional Class - PCLIX	Class A - PCLAX
Class P - PCLPX	Class C - PCPCX
Administrative Class - PCPSX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

Short-Term Instruments‡	67.5%
U.S. Treasury Obligations	10.0%
Corporate Bonds & Notes	9.5%
Asset-Backed Securities	5.8%
Sovereign Issues	4.2%
U.S. Government Agencies	2.1%
Other	0.9%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	Fund Inception (05/28/10)
PIMCO CommoditiesPLUS® Strategy Fund Institutional Class	17.51%	(6.44)%	(0.50)%
PIMCO CommoditiesPLUS® Strategy Fund Class P	17.30%	(6.56)%	(0.61)%
PIMCO CommoditiesPLUS® Strategy Fund Administrative Class	17.25%	(6.69)%	(0.75)%
PIMCO CommoditiesPLUS® Strategy Fund Class A	17.07%	(6.91)%	(0.98)%
PIMCO CommoditiesPLUS® Strategy Fund Class A (adjusted)	10.63%	(7.96)%	(1.70)%
PIMCO CommoditiesPLUS® Strategy Fund Class C	16.04%	(7.60)%	(1.72)%
PIMCO CommoditiesPLUS® Strategy Fund Class C (adjusted)	15.04%	(7.60)%	(1.72)%
Credit Suisse Commodity Benchmark	14.40%	(8.23)%	(2.55)%
Lipper Commodities General Funds Average	6.00%	(7.72)%	(4.23)%♦

All Fund returns are net of fees and expenses.

♦ Average annual total return since 05/31/2010.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), were 0.93% for Institutional Class shares, 1.03% for Class P shares, 1.18% for Administrative Class shares, 1.38% for Class A shares, and 2.13% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO CommoditiesPLUS® Strategy Fund seeks total return which exceeds that of its benchmark, consistent with prudent investment management, by investing under normal circumstances in commodity-linked derivative instruments backed by an actively managed, low volatility portfolio of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund invests in commodity-linked derivative instruments, including swap agreements, futures, options on futures, commodity index-linked notes and commodity options that provide exposure to the investment returns of the commodities futures markets. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Exposure to commodities benefited absolute performance, as commodities, measured by the Credit Suisse Commodity Benchmark Total Return Index, posted gains.

»	Underweight exposure to U.S. nominal duration benefited relative performance, as U.S. nominal yields broadly moved higher.

»	Exposure to residential mortgage-backed securities (RMBS) benefited relative performance, as these securities posted gains.

»	Overweight exposure to the front end of Brazil nominal duration achieved via short-term Brazil nominal sovereign bonds benefited relative performance, as front-end Brazil nominal yields moved lower.

»	Overweight exposure to U.S. real duration detracted from relative performance, as U.S. real yields moved higher.

ANNUAL REPORT	MARCH 31, 2018	9

PIMCO Inflation Response Multi-Asset Fund

Institutional Class - PIRMX	Class A - PZRMX
Class P - PPRMX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

U.S. Treasury Obligations	38.3%
Short-Term Instruments‡	17.9%
U.S. Government Agencies	12.3%
Mutual Funds	7.0%
Sovereign Issues	6.4%
Real Estate Investment Trusts	6.2%
Corporate Bonds & Notes	5.8%
Asset-Backed Securities	3.4%
Common Stocks	1.8%
Other	0.9%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	Fund Inception (08/31/11)
PIMCO Inflation Response Multi-Asset Fund Institutional Class	6.04%	0.51%	1.38%
PIMCO Inflation Response Multi-Asset Fund Class P	5.98%	0.42%	1.30%
PIMCO Inflation Response Multi-Asset Fund Class A	5.62%	0.06%	0.92%
PIMCO Inflation Response Multi-Asset Fund Class A (adjusted)	(0.14)%	(1.07)%	0.06%
45% Bloomberg Barclays U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Bloomberg Gold Subindex Total Return Index	2.65%	(1.28)%	(0.69)%
Lipper Flexible Portfolio Funds Average	7.30%	4.95%	6.07%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio in effect as of period end, which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses), were 1.06% for Institutional Class shares, 1.16% for Class P shares, and 1.51% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Inflation Response Multi-Asset Fund seeks total return which exceeds that of its benchmark by investing under normal circumstances in a combination of Fixed Income Instruments of varying maturities, equity securities, affiliated and unaffiliated investment companies, which may or may not be registered under the Investment Company Act of 1940, as amended, forwards and derivatives, such as options, futures contracts or swap agreements, of various asset classes in seeking to mitigate the negative effects of inflation. Such asset classes include, but are not limited to, inflation-linked bonds, commodities, emerging market currencies and real estate-related instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Exposure to U.S. Treasury Inflation-Protected Securities (TIPS) benefited absolute performance, as U.S. TIPS, measured by the Bloomberg Barclays U.S. TIPS Index, posted gains.

»	Exposure to commodities benefited absolute performance as commodities, measured by the Bloomberg Commodity Index Total Return, posted gains.

»	Underweight exposure to U.S. nominal duration benefited relative performance, as U.S. nominal yields moved higher.

»	Exposure to residential mortgage-backed securities (RMBS) benefited relative performance, as these securities posted gains.

»

Overweight exposure to U.S. breakeven inflation (BEI) spreads (or the yield differential between U.S. nominal Treasuries and like-maturity U.S. TIPS) benefited relative performance, as breakeven inflation spreads widened.

»	Overweight exposure to U.S. real duration detracted from relative performance, as U.S. real yields moved higher.

10	PIMCO REAL RETURN STRATEGY FUNDS

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from October 1, 2017 to March 31, 2018 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Real Return Asset Fund
Institutional Class	$1,000.00	$1,018.50	$7.10	$1,000.00	$1,017.90	$7.09	1.41%
Class P	1,000.00	1,018.00	7.60	1,000.00	1,017.40	7.59	1.51
PIMCO Real Return Limited Duration Fund
Institutional Class	$1,000.00	$1,002.40	$3.79	$1,000.00	$1,021.14	$3.83	0.76%
PIMCO RealEstateRealReturn Strategy Fund
Institutional Class	$1,000.00	$940.80	$6.58	$1,000.00	$1,018.15	$6.84	1.36%
Class P	1,000.00	940.60	7.06	1,000.00	1,017.65	7.34	1.46
Class A	1,000.00	938.90	8.51	1,000.00	1,016.16	8.85	1.76
Class C	1,000.00	935.80	12.11	1,000.00	1,012.42	12.59	2.51
PIMCO CommoditiesPLUS® (Consolidated) Strategy Fund
Institutional Class	$1,000.00	$1,139.10	$4.16	$1,000.00	$1,021.04	$3.93	0.78%
Class P	1,000.00	1,137.60	4.69	1,000.00	1,020.54	4.43	0.88
Administrative Class	1,000.00	1,137.90	5.49	1,000.00	1,019.80	5.19	1.03
Class A	1,000.00	1,136.90	6.55	1,000.00	1,018.80	6.19	1.23
Class C	1,000.00	1,132.80	10.53	1,000.00	1,015.06	9.95	1.98

ANNUAL REPORT	MARCH 31, 2018	11

Expense Examples (Cont.)

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Inflation Response Multi-Asset Fund (Consolidated)
Institutional Class	$1,000.00	$1,028.40	$5.87	$1,000.00	$1,019.15	$5.84	1.16%
Class P	1,000.00	1,029.30	6.37	1,000.00	1,018.65	6.34	1.26
Class A	1,000.00	1,027.40	8.14	1,000.00	1,016.90	8.10	1.61

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

12	PIMCO REAL RETURN STRATEGY FUNDS

Benchmark Descriptions

Index*	Benchmark Descriptions

45% Bloomberg Barclays U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Bloomberg Gold Subindex Total Return Index	The benchmark is a blend of 45% Bloomberg Barclays U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Bloomberg Gold Subindex Total Return Index. Bloomberg Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $500 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Bloomberg Barclays Inflation Notes Index. Bloomberg Commodity Index Total Return is an unmanaged index composed of futures contracts on 20 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. The Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index is a subset of the Dow Jones Americas Select Real Estate Securities Index (RESI) and includes only REITs and REIT-like securities. The objective of the index is to measure the performance of publicly traded real estate securities. The indexes are designed to serve as proxies for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. Prior to April 1st, 2009, this index was named Dow Jones Wilshire REIT Total Return Index. Bloomberg Gold Subindex Total Return Index reflects the return on fully collateralized positions in the underlying commodity futures.

Bloomberg Barclays U.S. TIPS: 1-5 Year Index	Bloomberg Barclays U.S. TIPS: 1-5 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities having a maturity of at least 1 year and less than 5 years.

Bloomberg Barclays U.S. Treasury Inflation Notes: 10+ Year Index	Bloomberg Barclays U.S. Treasury Inflation Notes: 10+ Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Protected securities with maturities of over 10 years.

Credit Suisse Commodity Benchmark	The Credit Suisse Commodity Benchmark is an unmanaged index composed of futures contracts on 30 physical commodities. The objective of the benchmark is to gain exposure to the broad commodity universe while maintaining sufficient liquidity. Commodities were chosen based on world production levels, sufficient open interest, and volume of trading. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class.

Dow Jones U.S. Select REIT Total Return Index	The Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index is a subset of the Dow Jones Americas Select Real Estate Securities Index (RESI) and includes only REITs and REIT-like securities. The objective of the index is to measure the performance of publicly traded real estate securities. The indexes are designed to serve as proxies for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. Prior to April 1st, 2009, this index was named Dow Jones Wilshire REIT Total Return Index.

* It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2018	13

Financial Highlights

		Investment Operations			Less Distributions(b)

Selected Per Share Date for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Real Return Asset Fund
Institutional Class
03/31/2018	$8.32	$0.23	$0.01	$0.24	$(0.15)	$0.00	$(0.07)	$(0.22)
03/31/2017	8.22	0.39	(0.11)	0.28	(0.18)	0.00	0.00	(0.18)
03/31/2016	8.52	0.22	(0.36)	(0.14)	(0.14)	0.00	(0.02)	(0.16)
03/31/2015	8.04	(0.07)	0.69	0.62	(0.14)	0.00	0.00	(0.14)
03/31/2014	9.69	0.14	(1.22)	(1.08)	(0.16)	(0.39)	(0.02)	(0.57)
Class P
03/31/2018	8.32	0.23	0.01	0.24	(0.15)	0.00	(0.07)	(0.22)
03/31/2017	8.22	0.28	(0.01)	0.27	(0.17)	0.00	0.00	(0.17)
03/31/2016	8.52	0.21	(0.36)	(0.15)	(0.13)	0.00	(0.02)	(0.15)
03/31/2015	8.04	0.01	0.60	0.61	(0.13)	0.00	0.00	(0.13)
03/31/2014	9.69	0.20	(1.29)	(1.09)	(0.15)	(0.39)	(0.02)	(0.56)

PIMCO Real Return Limited Duration Fund
Institutional Class
03/31/2018	$9.89	$0.20	$(0.18)	$0.02	$(0.17)	$0.00	$(0.03)	$(0.20)
03/31/2017	9.89	0.30	(0.06)	0.24	(0.24)	0.00	0.00	(0.24)
06/30/2015 - 03/31/2016	10.00	0.05	(0.02)	0.03	(0.13)	0.00	(0.01)	(0.14)

PIMCO RealEstateRealReturn Strategy Fund
Institutional Class
03/31/2018	$8.21	$0.14	$(0.50)	$(0.36)	$(0.10)	$0.00	$0.00	$(0.10)
03/31/2017	8.05	0.18	0.08	0.26	(0.10)	0.00	0.00	(0.10)
03/31/2016~	8.34	0.13	0.09	0.22	(0.47)	0.00	(0.04)	(0.51)
03/31/2015~	8.68	0.08	2.32	2.40	(2.74)	0.00	0.00	(2.74)
03/31/2014~	10.40	0.06	(0.92)	(0.86)	(0.76)	(0.10)	0.00	(0.86)
Class P
03/31/2018	8.06	0.13	(0.49)	(0.36)	(0.09)	0.00	0.00	(0.09)
03/31/2017	7.91	0.16	0.08	0.24	(0.09)	0.00	0.00	(0.09)
03/31/2016~	8.20	0.11	0.11	0.22	(0.47)	0.00	(0.04)	(0.51)
03/31/2015~	8.58	(0.04)	2.40	2.36	(2.74)	0.00	0.00	(2.74)
03/31/2014~	10.28	0.14	(1.00)	(0.86)	(0.74)	(0.10)	0.00	(0.84)
Class A
03/31/2018	7.45	0.10	(0.45)	(0.35)	(0.08)	0.00	0.00	(0.08)
03/31/2017	7.31	0.13	0.08	0.21	(0.07)	0.00	0.00	(0.07)
03/31/2016~	7.64	0.08	0.09	0.17	(0.46)	0.00	(0.04)	(0.50)
03/31/2015~	8.16	(0.04)	2.24	2.20	(2.72)	0.00	0.00	(2.72)
03/31/2014~	9.82	0.08	(0.92)	(0.84)	(0.72)	(0.10)	0.00	(0.82)
Class C
03/31/2018	6.52	0.04	(0.39)	(0.35)	(0.06)	0.00	0.00	(0.06)
03/31/2017	6.41	0.07	0.06	0.13	(0.02)	0.00	0.00	(0.02)
03/31/2016~	6.80	0.02	0.06	0.08	(0.44)	0.00	(0.03)	(0.47)
03/31/2015~	7.50	(0.10)	2.08	1.98	(2.68)	0.00	0.00	(2.68)
03/31/2014~	9.12	0.02	(0.86)	(0.84)	(0.68)	(0.10)	0.00	(0.78)

PIMCO CommoditiesPLUS® Strategy Fund (Consolidated)
Institutional Class
03/31/2018	$6.25	$0.08	$0.89	$0.97	$(0.77)	$0.00	$0.00	$(0.77)
03/31/2017	5.37	0.07	0.84	0.91	(0.03)	0.00	0.00	(0.03)
03/31/2016	7.22	0.07	(1.80)	(1.73)	(0.12)	0.00	0.00	(0.12)
03/31/2015	11.19	0.01	(3.55)	(3.54)	(0.42)	(0.01)	0.00	(0.43)
03/31/2014	11.07	(0.03)	0.20	0.17	(0.04)	(0.01)	0.00	(0.05)
Class P
03/31/2018	6.23	0.07	0.89	0.96	(0.77)	0.00	0.00	(0.77)
03/31/2017	5.35	0.07	0.84	0.91	(0.03)	0.00	0.00	(0.03)
03/31/2016	7.18	0.07	(1.80)	(1.73)	(0.10)	0.00	0.00	(0.10)
03/31/2015	11.14	(0.00)	(3.53)	(3.53)	(0.42)	(0.01)	0.00	(0.43)
03/31/2014	11.03	0.07	0.08	0.15	(0.03)	(0.01)	0.00	(0.04)

14	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(c)
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$8.34	2.97%	$245,233	1.29%	1.29%	0.55%	0.55%	2.81%	156%
8.32	3.34	259,642	0.96	0.96	0.55	0.55	4.68	170
8.22	(1.60)	1,555,418	0.73	0.73	0.55	0.55	2.75	107
8.52	7.73	3,225,556	0.61	0.61	0.55	0.55	(0.86)	99
8.04	(11.12)	392,481	0.58	0.58	0.55	0.55	1.69	123

8.34	2.86	14,439	1.39	1.39	0.65	0.65	2.75	156
8.32	3.24	12,933	1.06	1.06	0.65	0.65	3.35	170
8.22	(1.70)	4,791	0.83	0.83	0.65	0.65	2.63	107
8.52	7.62	6,002	0.71	0.71	0.65	0.65	0.23	99
8.04	(11.21)	4,228	0.68	0.68	0.65	0.65	2.32	123

$9.71	0.18%	$10,239	0.68%	0.69%	0.40%	0.41%	2.05%	125%
9.89	2.48	8,202	0.60	0.61	0.40	0.41	3.00	69
9.89	0.36	3,132	0.60 *	3.16 *	0.39 *	2.95 *	0.67 *	42

$7.75	(4.48)%	$1,629,304	1.26%	1.26%	0.74%	0.74%	1.74%	151%
8.21	3.19	908,338	1.01	1.01	0.74	0.74	2.17	186
8.05	4.35	838,998	0.94	0.94	0.74	0.74	1.64	100
8.34	29.93	1,613,938	0.80	0.80	0.74	0.74	0.85	202
8.68	(7.40)	2,714,060	0.78	0.78	0.74	0.74	0.76	81

7.61	(4.53)	45,816	1.36	1.36	0.84	0.84	1.67	151
8.06	3.00	71,534	1.11	1.11	0.84	0.84	2.02	186
7.91	4.35	80,346	1.04	1.04	0.84	0.84	1.45	100
8.20	29.71	122,308	0.90	0.90	0.84	0.84	(0.53)	202
8.58	(7.47)	77,956	0.88	0.88	0.84	0.84	1.53	81

7.02	(4.82)	215,106	1.66	1.66	1.14	1.14	1.37	151
7.45	2.83	214,004	1.41	1.41	1.14	1.14	1.74	186
7.31	3.93	249,860	1.34	1.34	1.14	1.14	1.11	100
7.64	29.19	316,532	1.20	1.20	1.14	1.14	(0.43)	202
8.16	(7.64)	273,498	1.18	1.18	1.14	1.14	1.02	81

6.11	(5.50)	45,730	2.41	2.41	1.89	1.89	0.61	151
6.52	2.02	86,337	2.16	2.16	1.89	1.89	1.07	186
6.41	3.01	148,934	2.09	2.09	1.89	1.89	0.32	100
6.80	28.56	185,060	1.95	1.95	1.89	1.89	(1.26)	202
7.50	(8.46)	141,413	1.93	1.93	1.89	1.89	0.22	81

$6.45	17.51%	$2,899,059	0.77%	0.96%	0.74%	0.93%	1.33%	105%
6.25	17.05	2,072,343	0.75	0.92	0.74	0.91	1.20	211
5.37	(24.24)	2,066,517	0.77	0.95	0.74	0.92	1.03	229
7.22	(32.30)	2,634,842	0.74	0.90	0.74	0.90	0.06	118
11.19	1.59	4,117,810	0.74	0.87	0.74	0.87	(0.24)	102

6.42	17.30	423,647	0.87	1.06	0.84	1.03	1.21	105
6.23	16.99	152,612	0.85	1.02	0.84	1.01	1.12	211
5.35	(24.31)	172,294	0.87	1.05	0.84	1.02	1.04	229
7.18	(32.41)	1,135,868	0.84	1.00	0.84	1.00	(0.04)	118
11.14	1.45	2,242,249	0.84	0.97	0.84	0.97	0.70	102

ANNUAL REPORT	MARCH 31, 2018	15

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Date for Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO CommoditiesPLUS® Strategy Fund (Consolidated) (Cont.)
Administrative Class
03/31/2018	$6.24	$0.07	$0.89	$0.96	$(0.76)	$0.00	$0.00	$(0.76)
03/31/2017	5.36	0.06	0.84	0.90	(0.02)	0.00	0.00	(0.02)
03/31/2016	7.21	0.05	(1.79)	(1.74)	(0.11)	0.00	0.00	(0.11)
07/31/2014 - 03/31/2015	11.05	(0.03)	(3.49)	(3.52)	(0.31)	(0.01)	0.00	(0.32)
Class A
03/31/2018	6.17	0.05	0.88	0.93	(0.74)	0.00	0.00	(0.74)
03/31/2017	5.31	0.04	0.83	0.87	(0.01)	0.00	0.00	(0.01)
03/31/2016	7.14	0.04	(1.78)	(1.74)	(0.09)	0.00	0.00	(0.09)
03/31/2015	11.09	(0.04)	(3.52)	(3.56)	(0.38)	(0.01)	0.00	(0.39)
03/31/2014	11.00	(0.30)	0.41	0.11	(0.01)	(0.01)	0.00	(0.02)
Class C
03/31/2018	5.98	0.01	0.84	0.85	(0.72)	0.00	0.00	(0.72)
03/31/2017	5.17	(0.00)	0.81	0.81	(0.00)	0.00	0.00	(0.00)
03/31/2016	6.97	(0.01)	(1.73)	(1.74)	(0.06)	0.00	0.00	(0.06)
03/31/2015	10.86	(0.11)	(3.44)	(3.55)	(0.33)	(0.01)	0.00	(0.34)
03/31/2014	10.84	(0.03)	0.06	0.03	(0.00)	(0.01)	0.00	(0.01)

PIMCO Inflation Response Multi-Asset Fund (Consolidated)
Institutional Class
03/31/2018	$8.72	$0.23	$0.29	$0.52	$(0.50)	$0.00	$0.00	$(0.50)
03/31/2017	8.22	0.25	0.36	0.61	(0.11)	0.00	0.00	(0.11)
03/31/2016	8.79	0.18	(0.51)	(0.33)	(0.24)	0.00	0.00	(0.24)
03/31/2015	9.62	0.14	(0.21)	(0.07)	(0.76)	0.00	0.00	(0.76)
03/31/2014	10.27	0.01	(0.61)	(0.60)	(0.04)	(0.01)	0.00	(0.05)
Class P
03/31/2018	8.73	0.22	0.29	0.51	(0.49)	0.00	0.00	(0.49)
03/31/2017	8.22	0.23	0.38	0.61	(0.10)	0.00	0.00	(0.10)
03/31/2016	8.79	0.19	(0.52)	(0.33)	(0.24)	0.00	0.00	(0.24)
03/31/2015	9.63	0.15	(0.24)	(0.09)	(0.75)	0.00	0.00	(0.75)
03/31/2014	10.28	0.01	(0.63)	(0.62)	(0.02)	(0.01)	0.00	(0.03)
Class A
03/31/2018	8.66	0.19	0.29	0.48	(0.47)	0.00	0.00	(0.47)
03/31/2017	8.16	0.21	0.36	0.57	(0.07)	0.00	0.00	(0.07)
03/31/2016	8.73	0.16	(0.52)	(0.36)	(0.21)	0.00	0.00	(0.21)
03/31/2015	9.58	0.09	(0.22)	(0.13)	(0.72)	0.00	0.00	(0.72)
03/31/2014	10.24	(0.02)	(0.63)	(0.65)	(0.00)	(0.01)	0.00	(0.01)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
*	Annualized
~	A one for three reverse share split, effective August 7, 2015, has been retroactively applied.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(c)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

(d)	Effective October 1, 2016, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.45%.
(e)	Effective October 1, 2015, the Fund’s Investment advisory fee was decreased by 0.21% to an annual rate of 0.44%.

16	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(c)
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$6.44	17.25%	$4,874	1.02%		1.21%		0.99%		1.18%		1.08%	105%
6.24	16.79	7,293	1.00		1.17		0.99		1.16		1.01	211
5.36	(24.41)	5,778	1.02		1.20		0.99		1.17		0.78	229
7.21	(32.24)	5,199	0.99	*	1.15	*	0.99	*	1.15	*	(0.53)*	118

6.36	17.07	140,771	1.22		1.41		1.19		1.38		0.89	105
6.17	16.41	46,231	1.23	(d)	1.40	(d)	1.22	(d)	1.39	(d)	0.73	211
5.31	(24.53)	36,444	1.27		1.45		1.24		1.42		0.57	229
7.14	(32.73)	56,741	1.24		1.40		1.24		1.40		(0.42)	118
11.09	1.03	127,945	1.24		1.37		1.24		1.37		(2.83)	102

6.11	16.04	12,340	1.97		2.16		1.94		2.13		0.13	105
5.98	15.67	9,766	1.98	(d)	2.15	(d)	1.97	(d)	2.14	(d)	(0.02)	211
5.17	(25.11)	9,166	2.02		2.20		1.99		2.17		(0.21)	229
6.97	(33.21)	14,124	1.99		2.15		1.99		2.15		(1.20)	118
10.86	0.31	19,754	1.99		2.12		1.99		2.12		(0.28)	102

$8.74	6.04%	$1,144,502	1.11%		1.40%		0.58%		0.87%		2.65%	242%
8.72	7.41	1,044,779	0.74		0.97		0.60		0.83		2.86	184
8.22	(3.67)	953,864	0.82	(e)	1.11	(e)	0.66	(e)	0.95	(e)	2.18	290
8.79	(0.67)	632,959	0.84		1.17		0.77		1.10		1.49	383
9.62	(5.89)	708,819	0.75		1.03		0.75		1.03		0.12	80

8.75	5.98	12,085	1.21		1.50		0.68		0.97		2.54	242
8.73	7.47	7,044	0.84		1.07		0.70		0.93		2.63	184
8.22	(3.77)	990	0.92	(e)	1.21	(e)	0.76	(e)	1.05	(e)	2.25	290
8.79	(0.88)	1,493	0.94		1.27		0.87		1.20		1.52	383
9.63	(6.02)	3,547	0.85		1.13		0.85		1.13		0.10	80

8.67	5.62	9,029	1.56		1.85		1.03		1.32		2.20	242
8.66	7.02	9,259	1.19		1.42		1.05		1.28		2.44	184
8.16	(4.07)	9,403	1.27	(e)	1.56	(e)	1.11	(e)	1.40	(e)	1.91	290
8.73	(1.23)	12,005	1.29		1.62		1.22		1.55		0.99	383
9.58	(6.33)	12,677	1.20		1.48		1.20		1.48		(0.21)	80

ANNUAL REPORT	MARCH 31, 2018	17

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Real Return Asset Fund	PIMCO Real Return Limited Duration Fund	PIMCO RealEstateRealReturn Strategy Fund

Assets:
Investments, at value
Investments in securities*	$459,766	$13,115	$3,317,019
Investments in Affiliates	4,326	408	5,972
Financial Derivative Instruments
Exchange-traded or centrally cleared	58	3	719
Over the counter	1,436	16	20,268
Cash	1	1	6,896
Deposits with counterparty	1,150	68	6,636
Foreign currency, at value	525	16	4,151
Receivable for investments sold	2	5	25,324
Receivable for investments sold on a delayed-delivery basis	502	0	349
Receivable for TBA investments sold	42,783	1,113	323,954
Receivable for Fund shares sold	463	17	814
Interest and/or dividends receivable	1,756	16	5,809
Dividends receivable from Affiliates	4	1	16
Total Assets	512,772	14,779	3,717,927

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$154,706	$591	$1,005,916
Payable for sale-buyback transactions	14,678	1,864	107,345
Payable for short sales	2,822	292	64,151
Financial Derivative Instruments
Exchange-traded or centrally cleared	361	7	2,288
Over the counter	1,691	43	44,032
Payable for investments purchased	0	91	1,970
Payable for investments in Affiliates purchased	4	1	16
Payable for TBA investments purchased	76,086	1,645	535,535
Deposits from counterparty	248	0	17,504
Payable for Fund shares redeemed	2,374	2	1,845
Distributions payable	1	0	0
Accrued investment advisory fees	70	2	823
Accrued supervisory and administrative fees	59	2	459
Accrued distribution fees	0	0	45
Accrued servicing fees	0	0	42
Total Liabilities	253,100	4,540	1,781,971

Net Assets	$259,672	$10,239	$1,935,956

Net Assets Consist of:
Paid in capital	$352,462	$10,403	$2,079,043
Undistributed (overdistributed) net investment income	(1,765)	(16)	(61,310)
Accumulated undistributed net realized gain (loss)	(91,998)	(45)	(51,207)
Net unrealized appreciation (depreciation)	973	(103)	(30,570)

Net Assets	$259,672	$10,239	$1,935,956

Cost of investments in securities	$459,753	$13,196	$3,323,609
Cost of investments in Affiliates	$4,326	$408	$5,972
Cost of foreign currency held	$533	$16	$4,090
Proceeds received on short sales	$2,824	$291	$64,015
Cost or premiums of financial derivative instruments, net	$(1,716)	$4	$461

* Includes repurchase agreements of:	$616	$239	$534

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

	PIMCO Real Return Asset Fund	PIMCO Real Return Limited Duration Fund	PIMCO RealEstateRealReturn Strategy Fund

Net Assets:
Institutional Class	$245,233	$10,239	$1,629,304
Class P	14,439	N/A	45,816
Class A	N/A	N/A	215,106
Class C	N/A	N/A	45,730

Shares Issued and Outstanding:
Institutional Class	29,405	1,055	210,161
Class P	1,731	N/A	6,017
Class A	N/A	N/A	30,641
Class C	N/A	N/A	7,486

Net Asset Value Per Share Outstanding:
Institutional Class	$8.34	$9.71	$7.75
Class P	8.34	N/A	7.61
Class A	N/A	N/A	7.02
Class C	N/A	N/A	6.11

ANNUAL REPORT	MARCH 31, 2018	19

Consolidated Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Inflation Response Multi-Asset Fund

Assets:
Investments, at value
Investments in securities*	$3,397,788	$1,643,178
Investments in Affiliates	598,402	131,785
Financial Derivative Instruments
Exchange-traded or centrally cleared	12,458	5,321
Over the counter	94,060	11,697
Cash	30	104
Deposits with counterparty	0	4,405
Foreign currency, at value	3,882	5,117
Receivable for investments sold	34,597	36,016
Receivable for investments sold on a delayed-delivery basis	605	108
Receivable for TBA investments sold	20,259	253,877
Receivable for Fund shares sold	2,142	1,296
Interest and/or dividends receivable	6,319	3,296
Dividends receivable from Affiliates	1,262	398
Reimbursement receivable from PIMCO	491	155
Total Assets	4,172,295	2,096,753

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$380,398
Payable for sale-buyback transactions	0	26,907
Payable for short sales	5,120	5,645
Financial Derivative Instruments
Exchange-traded or centrally cleared	18,294	9,666
Over the counter	21,999	11,370
Payable for investments purchased	510,860	25,123
Payable for investments in Affiliates purchased	1,262	398
Payable for TBA investments purchased	25,329	465,475
Deposits from counterparty	62,723	5,353
Payable for Fund shares redeemed	43,189	42
Accrued investment advisory fees	1,804	460
Accrued supervisory and administrative fees	946	298
Accrued distribution fees	26	0
Accrued servicing fees	16	2
Other liabilities	36	0
Total Liabilities	691,604	931,137

Net Assets	$3,480,691	$1,165,616

Net Assets Consist of:
Paid in capital	$3,079,492	$1,172,903
Undistributed (overdistributed) net investment income	369,076	32,315
Accumulated undistributed net realized gain (loss)	(101,231)	(52,587)
Net unrealized appreciation (depreciation)	133,354	12,985

Net Assets	$3,480,691	$1,165,616

Cost of investments in securities	$3,397,414	$1,638,685
Cost of investments in Affiliates	$598,542	$138,250
Cost of foreign currency held	$3,766	$5,065
Proceeds received on short sales	$5,109	$5,649
Cost or premiums of financial derivative instruments, net	$(4,350)	$(6,616)

* Includes repurchase agreements of:	$1,044,094	$199,951

†	A zero balance may reflect actual amounts rounding to less than one thousand.

20	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Inflation Response Multi-Asset Fund

Net Assets:
Institutional Class	$2,899,059	$1,144,502
Class P	423,647	12,085
Administrative Class	4,874	N/A
Class A	140,771	9,029
Class C	12,340	N/A

Shares Issued and Outstanding:
Institutional Class	449,594	130,884
Class P	65,975	1,381
Administrative Class	757	N/A
Class A	22,135	1,042
Class C	2,019	N/A

Net Asset Value Per Share Outstanding:
Institutional Class	$6.45	$8.74
Class P	6.42	8.75
Administrative Class	6.44	N/A
Class A	6.36	8.67
Class C	6.11	N/A

ANNUAL REPORT	MARCH 31, 2018	21

Statements of Operations

Year Ended March 31, 2018
(Amounts in thousands†)	PIMCO Real Return Asset Fund	PIMCO Real Return Limited Duration Fund	PIMCO RealEstateRealReturn Strategy Fund

Investment Income:
Interest	$11,245	$264	$47,059
Dividends	0	0	9,561
Dividends from Investments in Affiliates	34	5	45
Total Income	11,279	269	56,665

Expenses:
Investment advisory fees	824	20	9,258
Supervisory and administrative fees	699	20	5,337
Distribution and/or servicing fees - Class D	0	1 (a)	321 (b)
Distribution fees - Class C	0	0	490
Servicing fees - Class A	0	0	439
Servicing fees - Class C	0	0	163
Trustee fees	2	0	12
Interest expense	2,043	27	9,667
Miscellaneous expense	0	1	0
Total Expenses	3,568	69	25,687
Waiver and/or Reimbursement by PIMCO	0	(1)	0
Net Expenses	3,568	68	25,687

Net Investment Income (Loss)	7,711	201	30,978

Net Realized Gain (Loss):
Investments in securities	(2,156)	(36)	(9,492)
Investments in Affiliates	1	0	(7)
Exchange-traded or centrally cleared financial derivative instruments	2,452	22	10,023
Over the counter financial derivative instruments	(4,996)	(35)	(79,571)
Foreign currency	72	(4)	277

Net Realized Gain (Loss)	(4,627)	(53)	(78,770)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	3,399	(103)	(16,137)
Exchange-traded or centrally cleared financial derivative instruments	(676)	(16)	(8,035)
Over the counter financial derivative instruments	1,671	(9)	(14,906)
Foreign currency assets and liabilities	146	0	576

Net Change in Unrealized Appreciation (Depreciation)	4,540	(128)	(38,502)

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,624	$20	$(86,294)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Class D Shares liquidated at the close of business on January 31, 2018.
(b)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.

22	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Statements of Operations

Year Ended March 31, 2018
(Amounts in thousands†)	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Inflation Response Multi-Asset Fund

Investment Income:
Interest, net of foreign taxes*	$48,888	$32,357
Dividends, net of foreign taxes*	0	4,007
Dividends from Investments in Affiliates	12,665	3,027
Total Income	61,553	39,391

Expenses:
Investment advisory fees	18,285	6,005
Supervisory and administrative fees	9,490	3,214
Distribution and/or servicing fees - Administrative Class	17	0
Distribution and/or servicing fees - Class D	329 (a)	0
Distribution fees - Class C	73	4 (b)
Servicing fees - Class A	111	22
Servicing fees - Class C	24	2 (b)
Trustee fees	19	7
Interest expense	791	5,505
Miscellaneous expense	1	2
Total Expenses	29,140	14,761
Waiver and/or Reimbursement by PIMCO	(5,535)	(2,989)
Net Expenses	23,605	11,772

Net Investment Income (Loss)	37,948	27,619

Net Realized Gain (Loss):
Investments in securities	(1,454)	(2,586)
Investments in Affiliates	(176)	(2)
Net capital gain distributions received from Affiliate investments	107	0
Exchange-traded or centrally cleared financial derivative instruments	23,759	916
Over the counter financial derivative instruments	357,107	22,485
Short sales	17	0
Foreign currency	(504)	(216)

Net Realized Gain (Loss)	378,856	20,597

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(4,921)	(2,432)
Investments in Affiliates	(159)	7,614
Exchange-traded or centrally cleared financial derivative instruments	29,678	9,116
Over the counter financial derivative instruments	39,225	(2,748)
Short sales	(25)	0
Foreign currency assets and liabilities	344	266

Net Change in Unrealized Appreciation (Depreciation)	64,142	11,816

Net Increase (Decrease) in Net Assets Resulting from Operations	$480,946	$60,032

* Foreign tax withholdings	$1	$0

* Foreign tax withholdings - Dividends	$0	$2

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(b)	Class C Shares liquidated at the close of business on July 28, 2017.

ANNUAL REPORT	MARCH 31, 2018	23

Statements of Changes in Net Assets

	PIMCO Real Return Asset Fund			PIMCO Real Return Limited Duration Fund			PIMCO RealEstateRealReturn Strategy Fund

(Amounts in thousands†)	Year Ended March 31, 2018	Year Ended March 31, 2017		Year Ended March 31, 2018		Year Ended March 31, 2017	Year Ended March 31, 2018		Year Ended March 31, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$7,711	$28,206		$201		$115	$30,978		$28,432
Net realized gain (loss)	(4,627)	30,904		(53)		(3)	(78,770)		51,208
Net change in unrealized appreciation (depreciation)	4,540	(8,149)		(128)		(7)	(38,502)		(40,943)

Net Increase (Decrease) in Net Assets Resulting from Operations	7,624	50,961		20		105	(86,294)		38,697

Distributions to Shareholders:
From net investment income
Institutional Class	(4,670)	(8,833)		(164)		(95)	(18,313)		(10,052)
Class P	(216)	(187)		(1	)(b)	0	(667)		(871)
Class D	0	(79	)(a)	(2	)(b)	(1)	(1,287	)(c)	(1,622)
Class A	0	0		0		0	(1,704)		(2,118)
Class C	0	0		0		0	(530)		(340)
Tax basis return of capital
Institutional Class	(2,345)	0		(29)		0	0		0
Class P	(112)	0		0	(b)	0	0		0
Class D	0	0	(a)	(1	)(b)	0	0	(b)	0
Class A	0	0		0		0	0		0
Class C	0	0		0		0	0		0

Total Distributions(d)	(7,343)	(9,099)		(197)		(96)	(22,501)		(15,003)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(13,184)	(1,331,484)		1,918		5,337	604,827		(86,662)

Total Increase (Decrease) in Net Assets	(12,903)	(1,289,622)		1,741		5,346	496,032		(62,968)

Net Assets:
Beginning of year	272,575	1,562,197		8,498		3,152	1,439,924		1,502,892
End of year*	$259,672	$272,575		$10,239		$8,498	$1,935,956		$1,439,924

* Including undistributed (overdistributed) net investment income of:	$(1,765)	$(85)		$(16)		$(5)	$(61,310)		$6,329

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Class D Shares liquidated at the close of business on January 13, 2017.
(b)	Class D and Class P Shares liquidated at the close of business on January 31, 2018.
(c)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(d)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

24	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Statements of Changes in Net Assets

	PIMCO CommoditiesPLUS® Strategy Fund			PIMCO Inflation Response Multi-Asset Fund

(Amounts in thousands†)	Year Ended March 31, 2018		Year Ended March 31, 2017	Year Ended March 31, 2018		Year Ended March 31, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$37,948		$28,495	$27,619		$29,024
Net realized gain (loss)	378,856		331,796	20,597		32,815
Net change in unrealized appreciation (depreciation)	64,142		50,539	11,816		9,543

Net Increase (Decrease) in Net Assets Resulting from Operations	480,946		410,830	60,032		71,382

Distributions to Shareholders:
From net investment income
Institutional Class	(320,905)		(11,628)	(57,203)		(12,833)
Class P	(18,933)		(737)	(502)		(80)
Administrative Class	(827)		(27)	0		0
Class D	(19,444	)(a)	(535)	0		0 (b)
Class A	(5,314)		(79)	(477)		(77)
Class C	(1,148)		0	(19	)(c)	(11)
Tax basis return of capital
Institutional Class	0		0	0		0
Class P	0		0	0		0
Administrative Class	0		0	0		0
Class D	0	(a)	0	0		0 (b)
Class A	0		0	0		0
Class C	0		0	0	(c)	0

Total Distributions(d)	(366,571)		(13,006)	(58,201)		(13,001)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	853,532		(313,837)	100,692		30,910

Total Increase (Decrease) in Net Assets	967,907		83,987	102,523		89,291

Net Assets:
Beginning of year	2,512,784		2,428,797	1,063,093		973,802
End of year*	$3,480,691		$2,512,784	$1,165,616		$1,063,093

* Including undistributed (overdistributed) net investment income of:	$369,076		$316,832	$32,315		$31,394

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(b)	Class D Shares liquidated at the close of business on January 13, 2017.
(c)	Class C Shares liquidated at the close of business on July 28, 2017.
(d)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

ANNUAL REPORT	MARCH 31, 2018	25

Statements of Cash Flows

Year Ended March 31, 2018
(Amounts in thousands†)	PIMCO Real Return Asset Fund	PIMCO Real Return Limited Duration Fund	PIMCO RealEstateRealReturn Strategy Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$7,624	$20	$(86,294)

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(729,002)	(17,168)	(5,344,424)
Proceeds from sales of long-term securities	676,868	14,013	3,951,741
(Purchases) Proceeds from sales of short-term portfolio investments, net	9,986	(1,240)	(72,622)
(Increase) decrease in deposits with counterparty	831	(17)	(851)
(Increase) decrease in receivable for investments sold	(23,352)	(1,118)	(285,218)
(Increase) decrease in interest and/or dividends receivable	(142)	(4)	(3,166)
(Increase) decrease in dividends receivable from Affiliates	0	(1)	898
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	1,793	6	2,887
Proceeds from (Payments on) over the counter financial derivative instruments	(4,482)	(34)	(78,593)
Increase (decrease) in payable for investments purchased	49,223	1,737	440,846
Increase (decrease) in deposits from counterparty	(1,783)	0	11,441
Increase (decrease) in accrued investment advisory fees	(2)	0	213
Increase (decrease) in accrued supervisory and administrative fees	(3)	0	79
Increase (decrease) in accrued distribution fees	0	0	(50)
Increase (decrease) in accrued servicing fees	0	0	(26)
Proceeds from (Payments on) short sales transactions, net	(331)	291	60,860
Proceeds from (Payments on) foreign currency transactions	218	(4)	853
Net Realized (Gain) Loss
Investments in securities	2,156	36	9,492
Investments in Affiliates	(1)	0	7
Exchange-traded or centrally cleared financial derivative instruments	(2,452)	(22)	(10,023)
Over the counter financial derivative instruments	4,996	35	79,571
Foreign currency	(72)	4	(277)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(3,399)	103	16,137
Exchange-traded or centrally cleared financial derivative instruments	676	16	8,035
Over the counter financial derivative instruments	(1,671)	9	14,906
Foreign currency assets and liabilities	(146)	0	(576)
Net amortization (accretion) on investments	2,300	(4)	7,259

Net Cash Provided by (Used for) Operating Activities	(10,167)	(3,342)	(1,276,895)

Cash Flows Received from (Used for) Financing Activities:
Proceeds from shares sold	75,544	2,871	1,073,969
Payments on shares redeemed	(96,996)	(1,166)	(497,060)
Increase (decrease) in overdraft due to custodian	(90)	0	(691)
Cash distributions paid*	(12)	0	(513)
Proceeds from reverse repurchase agreements	1,550,032	26,214	7,619,538
Payments on reverse repurchase agreements	(1,532,938)	(26,531)	(6,844,430)
Proceeds from sale-buyback transactions	644,569	13,981	6,234,781
Payments on sale-buyback transactions	(629,891)	(12,117)	(6,301,704)

Net Cash Received from (Used for) Financing Activities	10,218	3,252	1,283,890

Net Increase (Decrease) in Cash and Foreign Currency	51	(90)	6,995

Cash and Foreign Currency:
Beginning of year	475	107	4,052
End of year	$526	$17	$11,047

* Reinvestment of distributions	$7,333	$197	$21,988

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the year	$1,839	$27	$8,036

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the year, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

26	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Statement of Cash Flows

Year Ended March 31, 2018
(Amounts in thousands†)	PIMCO Inflation Response Multi-Asset Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$60,032

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(3,493,130)
Proceeds from sales of long-term securities	3,182,349
(Purchases) Proceeds from sales of short-term portfolio investments, net	(109,069)
(Increase) decrease in deposits with counterparty	2,192
(Increase) decrease in receivable for investments sold	(194,192)
(Increase) decrease in interest and/or dividends receivable	(451)
(Increase) decrease in dividends receivable from Affiliates	206
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	14,005
Proceeds from (Payments on) over the counter financial derivative instruments	23,837
Increase (decrease) in payable for investments purchased	327,103
Increase (decrease) in deposits from counterparty	(5,032)
Increase (decrease) in accrued investment advisory fees	22
Increase (decrease) in accrued supervisory and administrative fees	14
Increase (decrease) in accrued distribution fees	(1)
Increase (decrease) in accrued servicing fees	(1)
Increase (Decrease) in reimbursement receivable from PIMCO	(13)
Proceeds from (Payments on) short sales transactions, net	1,442
Proceeds from (Payments on) foreign currency transactions	50
Net Realized (Gain) Loss
Investments in securities	2,586
Investments in Affiliates	2
Exchange-traded or centrally cleared financial derivative instruments	(916)
Over the counter financial derivative instruments	(22,485)
Foreign currency	216
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	2,432
Investments in Affiliates	(7,614)
Exchange-traded or centrally cleared financial derivative instruments	(9,116)
Over the counter financial derivative instruments	2,748
Foreign currency assets and liabilities	(266)
Non PIK income	(6)
Net amortization (accretion) on investments	(1,062)

Net Cash Provided by (Used for) Operating Activities	(224,118)

Cash Flows Received from (Used for) Financing Activities:
Proceeds from shares sold	277,084
Payments on shares redeemed	(220,230)
Increase (decrease) in overdraft due to custodian	(63)
Cash distributions paid*	(38)
Proceeds from reverse repurchase agreements	4,425,640
Payments on reverse repurchase agreements	(4,245,096)
Proceeds from sale-buyback transactions	2,996,050
Payments on sale-buyback transactions	(3,008,622)

Net Cash Received from (Used for) Financing Activities	224,725

Net Increase (Decrease) in Cash and Foreign Currency	607

Cash and Foreign Currency:
Beginning of year	4,614
End of year	$5,221

* Reinvestment of distributions	$58,163

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the year	$4,692

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Fund has a significant amount of borrowing during the year, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	27

Schedule of Investments PIMCO Real Return Asset Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 177.0%

CORPORATE BONDS & NOTES 8.0%

BANKING & FINANCE 2.9%
AerCap Ireland Capital DAC
4.625% due 10/30/2020		$100	$103
Ally Financial, Inc.
3.600% due 05/21/2018		100	100
American Honda Finance Corp.
2.137% due 11/05/2021 ~		200	200
Bank of America Corp.
5.875% due 03/15/2028 •(e)		160	161
BRFkredit A/S
2.500% due 10/01/2047	DKK	57	10
Deutsche Bank AG
3.184% (US0003M + 1.450%) due 01/18/2019 ~		$100	101
4.250% due 10/14/2021		1,000	1,016
Dexia Credit Local S.A.
2.375% due 09/20/2022		500	488
2.500% due 01/25/2021		260	258
Emerald Bay S.A.
0.000% due 10/08/2020 (b)	EUR	492	569
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		$200	196
International Lease Finance Corp.
6.250% due 05/15/2019		100	103
8.250% due 12/15/2020		1,000	1,116
John Deere Capital Corp.
2.538% (US0003M + 0.290%) due 06/22/2020 ~		200	200
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(f)	GBP	200	294
Macquarie Bank Ltd.
2.047% due 04/04/2019 ~		$100	100
Navient Corp.
4.875% due 06/17/2019		200	202
8.000% due 03/25/2020		200	213
8.450% due 06/15/2018		600	607
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2047	DKK	2	0
Nykredit Realkredit A/S
2.500% due 10/01/2047		137	24
Realkredit Danmark A/S
2.500% due 07/01/2047		115	20
UBS AG
2.355% (US0003M + 0.320%) due 12/07/2018 ~		$700	701
2.627% (US0003M + 0.580%) due 06/08/2020 ~		700	703

			7,485

INDUSTRIALS 3.4%
Allergan Funding SCS
3.000% due 03/12/2020		200	199
Allergan Sales LLC
5.000% due 12/15/2021		1,000	1,045
BAT Capital Corp.
2.423% due 08/14/2020 ~		200	201
CVS Health Corp.
3.700% due 03/09/2023		1,300	1,305
Daimler Finance North America LLC
2.250% due 09/03/2019		500	496
Dell International LLC
3.480% due 06/01/2019		800	804
eBay, Inc.
2.750% due 01/30/2023		200	193
EMC Corp.
2.650% due 06/01/2020		600	580
Enbridge, Inc.
2.108% due 01/10/2020 ~		300	299

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Mylan NV
3.750% due 12/15/2020		$700	$705
Sunoco Logistics Partners Operations LP
4.400% due 04/01/2021		300	307
Telefonica Emisiones S.A.U.
5.877% due 07/15/2019		400	415
Textron, Inc.
2.361% due 11/10/2020 ~		90	90
VMware, Inc.
2.950% due 08/21/2022		100	96
Volkswagen Group of America Finance LLC
2.450% due 11/20/2019		700	693
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		1,300	1,286
3.375% due 11/30/2021		200	199

			8,913

UTILITIES 1.7%
AT&T, Inc.
2.372% (US0003M + 0.650%) due 01/15/2020 ~		700	703
2.672% (US0003M + 0.950%) due 07/15/2021 ~		800	809
5.150% due 02/14/2050		200	202
5.300% due 08/14/2058		100	101
Gazprom OAO Via Gaz Capital S.A.
4.625% due 10/15/2018	EUR	100	126
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~		$470	470
Petrobras Global Finance BV
5.999% due 01/27/2028		1,050	1,041
6.250% due 12/14/2026	GBP	100	150
7.375% due 01/17/2027		$400	434
8.750% due 05/23/2026		100	118
Sempra Energy
2.575% due 03/15/2021 ~		200	201
Verizon Communications, Inc.
2.454% (US0003M + 0.550%) due 05/22/2020 ~		100	100

			4,455

Total Corporate Bonds & Notes (Cost $20,863)			20,853

U.S. GOVERNMENT AGENCIES 14.0%
Fannie Mae, TBA
3.500% due 05/01/2033 - 06/01/2048		24,510	24,565
4.000% due 05/01/2048		11,300	11,572
Freddie Mac
2.152% (LIBOR01M + 0.280%) due 09/25/2031 ~		36	35
2.232% (LIBOR01M + 0.360%) due 10/25/2029 ~		240	239
7.829% (- 2.667*LIBOR01M + 12.267%) due 05/15/2035 ~		32	33

Total U.S. Government Agencies (Cost $36,293)			36,444

U.S. TREASURY OBLIGATIONS 122.6%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2020 (l)		289	288
0.125% due 04/15/2021 (l)		355	352
0.125% due 04/15/2022 (l)		577	569
0.250% due 01/15/2025		3,850	3,763
0.500% due 01/15/2028 (h)		11,125	10,919
0.625% due 01/15/2024		1,465	1,472
0.625% due 01/15/2026		3,755	3,753
0.625% due 02/15/2043		5,585	5,258
0.750% due 02/15/2042 (h)		27,084	26,344
0.750% due 02/15/2045		5,600	5,392
0.875% due 02/15/2047 (h)		27,287	27,041
1.000% due 02/15/2046		14,677	15,008
1.000% due 02/15/2048		4,102	4,201
1.375% due 02/15/2044		13,645	15,154

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.750% due 01/15/2028 (j)	$9,715	$10,675
2.000% due 01/15/2026	40	44
2.125% due 02/15/2040 (h)	31,330	39,503
2.125% due 02/15/2041 (h)	36,887	46,781
2.500% due 01/15/2029 (h)	32,334	38,278
3.375% due 04/15/2032	425	571
3.625% due 04/15/2028 (h)	22,267	28,534
3.875% due 04/15/2029 (h)	25,831	34,361

Total U.S. Treasury Obligations (Cost $319,972)		318,261

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%
Adjustable Rate Mortgage Trust
3.461% due 01/25/2036 ^~	124	120
Alliance Bancorp Trust
2.112% (US0001M + 0.240%) due 07/25/2037 ~	240	208
Banc of America Funding Trust
3.946% due 03/20/2036 ~	196	189
Banc of America Mortgage Trust
3.685% due 11/25/2035 ^~	23	21
Bear Stearns Adjustable Rate Mortgage Trust
3.544% due 02/25/2036 ^~	24	24
3.724% due 07/25/2036 ^~	52	50
Citigroup Mortgage Loan Trust
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~	41	42
Citigroup Mortgage Loan Trust, Inc.
2.830% (H15T1Y + 1.800%) due 09/25/2035 ~	39	39
3.358% due 12/25/2035 ^~	292	219
Countrywide Alternative Loan Trust
2.283% (12MTA + 1.000%) due 12/25/2035 ~	257	238
3.683% due 02/25/2037 ^~	188	183
First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037	45	36
GMAC Mortgage Corp. Loan Trust
3.699% due 11/19/2035 ~	236	226
Merrill Lynch Mortgage Investors Trust
2.532% (US0001M + 0.660%) due 09/25/2029 ~	203	203
Residential Accredit Loans, Inc. Trust
2.052% (US0001M + 0.180%) due 06/25/2046 ~	194	86
Residential Asset Securitization Trust
2.272% (US0001M + 0.400%) due 05/25/2035 ~	325	285
2.322% (US0001M + 0.450%) due 12/25/2036 ^~	384	130
5.000% due 08/25/2019	22	22
5.750% due 03/25/2037	141	98
6.250% due 10/25/2036 ^	266	254
Structured Adjustable Rate Mortgage Loan Trust
3.579% due 07/25/2035 ^~	134	124
Structured Asset Mortgage Investments Trust
2.082% (US0001M + 0.210%) due 04/25/2036 ~	17	16
Thornburg Mortgage Securities Trust
2.612% (US0001M + 0.740%) due 09/25/2044 ~	206	197
Wachovia Mortgage Loan Trust LLC
3.681% due 10/20/2035 ~	146	135
WaMu Mortgage Pass-Through Certificates Trust
2.142% (US0001M + 0.270%) due 12/25/2045 ~	107	107
3.244% due 08/25/2036 ^~	81	78
3.337% due 09/25/2033 ~	70	72
Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2035	20	17
Wells Fargo Mortgage-Backed Securities Trust
3.704% due 07/25/2034 ~	103	106

Total Non-Agency Mortgage-Backed Securities (Cost $3,423)		3,525

28	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 3.4%
ACE Securities Corp. Home Equity Loan Trust
1.932% (US0001M + 0.060%) due 10/25/2036 ~	$34	$19
Apidos CLO
2.719% (US0003M + 0.980%) due 01/19/2025 ~	100	100
Argent Mortgage Loan Trust
2.112% (LIBOR01M + 0.240%) due 05/25/2035 ~	74	71
Citigroup Mortgage Loan Trust
2.102% (US0001M + 0.230%) due 12/25/2036 ~	110	81
Citigroup Mortgage Loan Trust, Inc.
2.202% (US0001M + 0.330%) due 10/25/2036 ~	300	274
Countrywide Asset-Backed Certificates
2.012% (US0001M + 0.140%) due 05/25/2035 ~	42	40
2.122% (US0001M + 0.250%) due 03/25/2037 ~	200	183
Credit-Based Asset Servicing and Securitization LLC
1.932% (US0001M + 0.060%) due 11/25/2036 ~	24	15
First Franklin Mortgage Loan Trust
2.342% (US0001M + 0.470%) due 11/25/2036 ~	500	443
Fremont Home Loan Trust
2.007% (US0001M + 0.135%) due 10/25/2036 ~	78	70
GSAMP Trust
2.847% (US0001M + 0.975%) due 03/25/2035 ^~	430	378
Home Equity Asset Trust
2.727% (US0001M + 0.855%) due 08/25/2034 ~	36	35
IndyMac Mortgage Loan Trust
1.942% (US0001M + 0.070%) due 07/25/2036 ~	124	58
Jamestown CLO Ltd.
2.592% due 01/15/2028 ~	300	300
JMP Credit Advisors CLO Ltd.
2.567% due 01/17/2028 ~	250	250
Lehman XS Trust
5.410% due 06/25/2036	75	74
MASTR Specialized Loan Trust
3.072% (US0001M + 1.200%) due 07/25/2035 ~	1,417	1,324
Monarch Grove CLO
2.443% due 01/25/2028 ~	400	400
Morgan Stanley ABS Capital, Inc. Trust
2.002% (US0001M + 0.130%) due 10/25/2036 ~	149	138
Morgan Stanley Mortgage Loan Trust
3.461% (US0006M + 1.250%) due 11/25/2036 ^~	812	435
Navient Student Loan Trust
3.022% (US0001M + 1.150%) due 03/25/2066 ~	501	509
OFSI Fund Ltd.
2.881% (US0003M + 1.150%) due 04/17/2025 ~	32	32
Renaissance Home Equity Loan Trust
2.972% (US0001M + 1.100%) due 09/25/2037 ~	483	280
Sound Point CLO Ltd.
2.582% due 04/15/2027 ~	500	500
Soundview Home Loan Trust
1.932% (US0001M + 0.060%) due 11/25/2036 ~	337	158
2.152% (US0001M + 0.280%) due 05/25/2036 ~	200	191
Sudbury Mill CLO Ltd.
2.881% (US0003M + 1.150%) due 01/17/2026 ~	700	701

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Symphony CLO Ltd.
2.752% (US0003M + 1.030%) due 10/15/2025 ~		$695	$695
Venture CLO Ltd.
2.784% due 02/28/2026 ~		640	640
VOLT LLC
3.125% due 09/25/2047		177	177
3.500% due 06/26/2045		242	243
3.500% due 03/25/2047		72	72

Total Asset-Backed Securities (Cost $9,116)			8,886

SOVEREIGN ISSUES 19.2%
Argentina Government International Bond
5.875% due 01/11/2028		300	283
6.875% due 01/26/2027		800	817
22.844% (BADLARPP) due 10/04/2022 ~	ARS	100	8
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~		2,116	108
27.250% due 06/21/2020 ~		11,164	590
Australia Government International Bond
3.000% due 09/20/2025 (d)	AUD	1,487	1,333
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	1,700	2,108
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2018 (b)	BRL	22,800	6,802
Canadian Government Real Return Bond
4.250% due 12/01/2026 (d)	CAD	750	777
Cyprus Government International Bond
2.750% due 06/27/2024	EUR	40	53
3.750% due 07/26/2023		120	166
3.875% due 05/06/2022		100	138
4.250% due 11/04/2025		90	130
Development Bank of Japan, Inc.
2.125% due 09/01/2022		$200	193
France Government International Bond
0.100% due 03/01/2025 (d)	EUR	916	1,215
0.250% due 07/25/2024 (d)		423	573
Italy Buoni Poliennali Del Tesoro
0.100% due 05/15/2023 (d)		729	927
1.650% due 04/23/2020 (d)		100	130
2.350% due 09/15/2024 (d)		489	703
Japan Government International Bond
0.100% due 03/10/2027 (d)	JPY	251,720	2,516
Mexico Government International Bond
4.500% due 11/22/2035 (d)	MXN	7,203	433
New Zealand Government International Bond
2.000% due 09/20/2025 (d)	NZD	425	320
2.500% due 09/20/2035 (d)		1,346	1,061
Republic of Germany
0.250% due 04/13/2018	EUR	500	615
Spain Government International Bond
0.250% due 04/30/2018		294	362
United Kingdom Gilt
0.125% due 03/22/2026 (d)	GBP	16,167	26,273
0.125% due 11/22/2065 (d)		242	786
4.250% due 12/07/2027		200	354

Total Sovereign Issues (Cost $48,332)			49,774

SHORT-TERM INSTRUMENTS 8.4%

CERTIFICATES OF DEPOSIT 0.3%
Barclays Bank PLC
2.355% due 05/17/2018		$700	700

COMMERCIAL PAPER 1.1%
Bank of Montreal
1.475% due 04/09/2018	CAD	100	78
1.489% due 04/04/2018		129	100
1.492% due 04/05/2018		300	233
1.504% due 04/02/2018		300	233
Bank of Nova Scotia
1.504% due 04/02/2018		563	437

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Canadian Imperial Bank of Commerce
1.487% due 04/12/2018	CAD	200	$155
1.488% due 04/16/2018		100	78
HSBC Bank Canada
1.505% due 04/06/2018		200	155
1.514% due 04/05/2018		571	443
1.514% due 04/10/2018		200	155
Royal Bank of Canada
1.501% due 04/16/2018		200	155
Toronto Dominion Bank
1.489% due 04/16/2018		200	155
1.498% due 04/06/2018		337	261
1.501% due 04/06/2018		100	78
1.507% due 04/02/2018		200	155

			2,871

REPURCHASE AGREEMENTS (g) 0.2%
			616

ARGENTINA TREASURY BILLS 0.4%
19.807% due 04/13/2018 - 11/16/2018 (a)(b)	ARS	3,500	1,011

GREECE TREASURY BILLS 0.5%
1.211% due 08/31/2018 (b)(c)	EUR	1,100	1,348

ITALY TREASURY BILLS 0.2%
(0.639)% due 04/30/2018 (b)(c)		406	500

JAPAN TREASURY BILLS 5.3%
(0.225)% due 04/05/2018 - 05/21/2018 (a)(b)	JPY	1,474,150	13,855

U.K. TREASURY BILLS 0.4%
0.215% due 04/03/2018 - 04/20/2018 (a)(b)	GBP	800	1,122

Total Short-Term Instruments (Cost $21,754)			22,023

Total Investments in Securities (Cost $459,753)			459,766

		SHARES
INVESTMENTS IN AFFILIATES 1.7%

SHORT-TERM INSTRUMENTS 1.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.7%
PIMCO Short-Term Floating NAV Portfolio III		437,681	4,326

Total Short-Term Instruments (Cost $4,326)			4,326

Total Investments in Affiliates (Cost $4,326)			4,326

Total Investments 178.7% (Cost $464,079)			$464,092

Financial Derivative Instruments (i)(k) (0.2)% (Cost or Premiums, net $(1,716))			(558)

Other Assets and Liabilities, net (78.5)%			(203,862)

Net Assets 100.0%			$259,672

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	29

Schedule of Investments PIMCO Real Return Asset Fund (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$616	U.S. Treasury Notes 2.250% - 2.750% due 11/15/2023 -01/31/2024	$(633)	$616	$616

Total Repurchase Agreements						$(633)	$616	$616

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	1.650%	01/23/2018	04/23/2018	$(11,501)	$(11,537)
	1.680	01/26/2018	04/26/2018	(2,197)	(2,204)
	1.700	03/21/2018	04/16/2018	(5,948)	(5,951)
BSN	1.550	01/03/2018	04/03/2018	(5,945)	(5,968)
	1.610	01/24/2018	04/24/2018	(40,297)	(40,420)
	1.610	03/22/2018	04/24/2018	(27,876)	(27,890)
RBC	1.720	02/15/2018	05/17/2018	(42,306)	(42,399)
	1.720	02/16/2018	05/18/2018	(18,298)	(18,337)

Total Reverse Repurchase Agreements					$(154,706)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
TDM	1.650%	01/29/2018	04/13/2018	$(3,811)	$(3,808)
	1.680	02/16/2018	04/13/2018	(10,875)	(10,870)

Total Sale-Buyback Transactions					$(14,678)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.1)%
Fannie Mae, TBA	3.000%	05/01/2048	$2,900	$(2,824)	$(2,822)

Total Short Sales (1.1)%				$(2,824)	$(2,822)

30	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$0	$(19,692)	$0	$(19,692)	$19,767	$75
BSN	0	(74,278)	0	(74,278)	74,421	143
FICC	616	0	0	616	(633)	(17)
RBC	0	(60,736)	0	(60,736)	61,191	455

Master Securities Forward Transaction Agreement
TDM	0	0	(14,678)	(14,678)	14,562	(116)

Total Borrowings and Other Financing Transactions	$616	$(154,706)	$(14,678)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(93,970)	$(60,736)	$0	$(154,706)

Total	$0	$(93,970)	$(60,736)	$0	$(154,706)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(14,678)	0	0	(14,678)

Total	$0	$(14,678)	$0	$0	$(14,678)

Total Borrowings	$0	$(108,648)	$(60,736)	$0	$(169,384)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(169,384)

(h)	Securities with an aggregate market value of $171,160 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(158,457) at a weighted average interest rate of 1.259%.Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(7) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note June 2018 Futures	$ 121.000	05/25/2018	14	$14	$0	$0
Call - CBOT U.S. Treasury 5-Year Note June 2018 Futures	122.500	05/25/2018	37	37	0	0
Call - CBOT U.S. Treasury 5-Year Note June 2018 Futures	123.500	05/25/2018	22	22	0	0
Call - CBOT U.S. Treasury 5-Year Note June 2018 Futures	123.750	05/25/2018	6	6	0	0
Call - CBOT U.S. Treasury 5-Year Note June 2018 Futures	124.000	05/25/2018	128	128	1	0
Call - CBOT U.S. Treasury 5-Year Note June 2018 Futures	124.250	05/25/2018	126	126	1	0
Call - CBOT U.S. Treasury 5-Year Note June 2018 Futures	125.250	05/25/2018	83	83	1	0
Call - CBOT U.S. Treasury 5-Year Note June 2018 Futures	126.000	05/25/2018	3	3	0	0
Call - CBOT U.S. Treasury 5-Year Note June 2018 Futures	126.250	05/25/2018	20	20	0	0
Call - CBOT U.S. Treasury 5-Year Note June 2018 Futures	126.500	05/25/2018	18	18	0	0
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	131.500	05/25/2018	46	46	1	1
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	132.000	05/25/2018	12	12	0	0
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	133.000	05/25/2018	1	1	0	0
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	137.500	05/25/2018	16	16	0	0
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	145.000	05/25/2018	1	1	0	0
Put - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	115.000	05/25/2018	7	7	0	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	31

Schedule of Investments PIMCO Real Return Asset Fund (Cont.)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	$118.000	05/25/2018	6	$6	$0	$0
Put - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	120.000	05/25/2018	11	11	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	190.000	05/25/2018	1	1	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	194.000	05/25/2018	6	6	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	200.000	05/25/2018	46	46	1	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond June 2018 Futures	215.000	05/25/2018	1	1	0	0

					$5	$1

Total Purchased Options					$5	$1

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note May 2018 Futures	$120.000	04/20/2018	30	$30	$(9)	$(3)
Call - CBOT U.S. Treasury 10-Year Note May 2018 Futures	121.500	04/20/2018	30	30	(6)	(9)
Put - CBOT U.S. Treasury 30-Year Bond May 2018 Futures	143.000	04/20/2018	6	6	(5)	(1)
Call - CBOT U.S. Treasury 30-Year Bond May 2018 Futures	145.000	04/20/2018	9	9	(10)	(19)

					$(30)	$(32)

Total Written Options					$(30)	$(32)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Call Options Strike @ EUR 170.000 on Euro-OAT France Government 10-Year Bond June 2018 Futures	05/2018	33	EUR	0	$0	$0	$0
Euro-Bund 10-Year Bond June Futures	06/2018	10		1,962	33	2	0
Put Options Strike @ EUR 127.000 on Euro-Bobl June 2018 Futures	05/2018	32		0	0	0	0
Put Options Strike @ EUR 148.500 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	10		0	0	0	0
U.S. Treasury 30-Year Bond June Futures	06/2018	10	$	1,466	29	8	0

					$62	$10	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Australia Government 10-Year Bond June Futures	06/2018	6	AUD	(597)	$(11)	$0	$(3)
Euro-BTP Italy Government Bond June Futures	06/2018	10	EUR	(1,516)	(14)	0	(7)
Euro-OAT France Government 10-Year Bond June Futures	06/2018	33		(6,277)	(126)	0	(11)
Japan Government 10-Year Bond June Futures	06/2018	9	JPY	(12,753)	(6)	8	(1)
Put Options Strike @ EUR 129.000 on Euro-Bobl June 2018 Futures	05/2018	16	EUR	0	7	0	0
Put Options Strike @ EUR 130.000 on Euro-Bobl June 2018 Futures	05/2018	16		(1)	5	1	0
U.S. Treasury 5-Year Note June Futures	06/2018	457	$	(52,309)	(200)	0	(50)
U.S. Treasury 10-Year Note June Futures	06/2018	46		(5,572)	(56)	0	(11)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	1		(160)	(5)	0	(1)
United Kingdom Long Gilt June Futures	06/2018	108	GBP	(18,610)	(329)	0	(103)

					$(735)	$9	$(187)

Total Futures Contracts					$(673)	$19	$(187)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.311%	EUR	130	$2	$1	$3	$0	$0

32	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$	4,769	$(322)	$5	$(317)	$0	$(19)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	1,400	(25)	(17)	(42)	0	(1)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		3,900	(103)	(9)	(112)	0	(3)

						$(450)	$(21)	$(471)	$0	$(23)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	1-Day EUR-EONIA Compounded-OIS	0.050%	Annual	09/19/2021	EUR	900	$(1)	$3	$2	$1	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000	Annual	12/15/2047	$	1,020	3	79	82	0	(2)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		100	0	(1)	(1)	0	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047		482	3	(14)	(11)	0	(1)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		160	0	(4)	(4)	0	0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	1,200	4	(19)	(15)	0	(6)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019	$	100	(1)	1	0	0	0
Receive(6)	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		8,200	161	(21)	140	0	(1)
Pay(6)	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		5,000	76	(101)	(25)	5	0
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		1,400	9	(28)	(19)	1	0
Receive(6)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		2,250	(4)	102	98	0	(3)
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		5,600	150	57	207	0	(8)
Receive(6)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		9,710	89	105	194	0	(14)
Receive(6)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028		5,360	(35)	(7)	(42)	0	(8)
Receive(6)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		300	36	(12)	24	0	(2)
Receive(6)	6-Month GBP-LIBOR	1.250	Semi-Annual	09/19/2020	GBP	7,450	1	1	2	0	(7)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		4,710	108	(78)	30	0	(25)
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		1,620	(85)	(46)	(131)	0	(14)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	340,000	(6)	(2)	(8)	1	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		60,000	(1)	1	0	0	0
Receive(6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		320,000	(17)	(8)	(25)	2	0
Pay	28-Day MXN-TIIE	7.200	Lunar	06/05/2024	MXN	11,600	0	(8)	(8)	2	0
Pay	28-Day MXN-TIIE	8.280	Lunar	11/28/2036		200	1	(1)	0	0	0
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037		510	0	(1)	(1)	0	0
Pay	CPTFEMU	1.295	Maturity	03/15/2021	EUR	900	0	1	1	0	0
Pay	CPTFEMU	1.165	Maturity	12/15/2021		890	2	10	12	0	0
Receive	CPTFEMU	1.360	Maturity	06/15/2027		800	(12)	(2)	(14)	1	0
Receive	CPTFEMU	1.520	Maturity	11/15/2027		2,190	(3)	4	1	2	0
Receive	CPTFEMU	1.535	Maturity	03/15/2028		900	0	2	2	1	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		300	(1)	(2)	(3)	0	0
Receive	CPTFEMU	1.946	Maturity	03/15/2048		300	1	5	6	0	0
Receive	CPURNSA	2.078	Maturity	03/29/2019	$	7,100	(3)	6	3	0	(3)
Receive	CPURNSA	2.070	Maturity	10/04/2019		5,500	0	(47)	(47)	0	(16)
Pay	CPURNSA	2.027	Maturity	11/23/2020		1,300	4	7	11	1	0
Pay	CPURNSA	2.021	Maturity	11/25/2020		1,300	5	6	11	1	0
Pay	CPURNSA	1.550	Maturity	07/26/2021		2,000	55	12	67	2	0
Pay	CPURNSA	1.603	Maturity	09/12/2021		770	18	5	23	1	0
Receive	CPURNSA	1.730	Maturity	07/26/2026		2,000	(95)	(9)	(104)	0	(2)
Receive	CPURNSA	1.801	Maturity	09/12/2026		770	(30)	(4)	(34)	0	(1)
Pay	FRCPXTOB	1.165	Maturity	03/15/2020	EUR	890	0	0	0	0	0
Receive	FRCPXTOB	1.350	Maturity	01/15/2023		810	0	3	3	0	0
Receive	FRCPXTOB	1.575	Maturity	01/15/2028		290	0	2	2	0	0
Receive	FRCPXTOB	1.590	Maturity	02/15/2028		1,440	0	13	13	0	0
Receive	FRCPXTOB	1.606	Maturity	02/15/2028		200	0	2	2	0	0
Receive	FRCPXTOB	1.910	Maturity	01/15/2038		230	1	7	8	0	0
Receive	UKRPI	3.300	Maturity	12/15/2030	GBP	4,670	(260)	226	(34)	0	(4)
Receive	UKRPI	3.530	Maturity	10/15/2031		1,600	(8)	68	60	0	0
Receive	UKRPI	3.470	Maturity	09/15/2032		1,430	(1)	29	28	0	(2)
Receive	UKRPI	3.358	Maturity	04/15/2035		4,900	(231)	322	91	5	0
Pay	UKRPI	3.585	Maturity	10/15/2046		240	(2)	(27)	(29)	2	0
Pay	UKRPI	3.428	Maturity	03/15/2047		980	75	(59)	16	10	0

							$6	$578	$584	$38	$(119)

Total Swap Agreements							$(442)	$558	$116	$38	$(142)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	33

Schedule of Investments PIMCO Real Return Asset Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$1	$19	$38	$58	$(32)	$(187)	$(142)	$(361)

(i)	Securities with an aggregate market value of $1,925 and cash of $1,150 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2018	AUD	2,973		$2,330	$47	$0
BOA	04/2018	JPY	211,850		1,881	0	(110)
	05/2018		$309	ZAR	3,731	5	0
	05/2018	ZAR	3,691		$305	0	(5)
BPS	04/2018	JPY	10,000		90	0	(4)
	04/2018		$277	ARS	5,675	5	0
	04/2018		736	EUR	594	0	(5)
	06/2018		19	ARS	390	0	(1)
	07/2018	BRL	8,800		$2,511	0	(134)
CBK	04/2018	EUR	294		365	3	0
	04/2018	GBP	24,119		33,918	81	(2)
	04/2018	JPY	279,300		2,643	17	0
	04/2018		$2,352	GBP	1,685	12	0
	05/2018	JPY	420,000		$3,863	0	(91)
	05/2018	MXN	3,693		197	0	(6)
DUB	04/2018	CAD	863		669	0	(1)
	04/2018		$563	RUB	32,027	0	(5)
	07/2018	BRL	11,000		$3,186	3	(123)
GLM	04/2018	CAD	1,000		774	1	(3)
	04/2018	EUR	8,199		10,141	52	0
	04/2018		$1,246	GBP	894	10	(2)
	05/2018	JPY	80,700		$760	0	(1)
	07/2018		$668	COP	1,923,177	18	0
HUS	04/2018	CAD	200		$153	0	(2)
	04/2018	RUB	32,027		561	3	0
	04/2018		$55	ARS	1,145	1	0

34	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2018		$28,520	GBP	20,058	$0	$(379)
	04/2018		561	RUB	32,027	0	(4)
	05/2018	GBP	20,058		$28,555	379	0
	05/2018		$280	RUB	16,215	2	0
	06/2018		410	IDR	5,661,240	0	0
	07/2018	BRL	3,000		$856	0	(45)
	08/2018	EUR	1,100		1,363	0	(6)
JPM	04/2018	ARS	5,675		280	0	(1)
	04/2018	CAD	3,664		2,846	7	(6)
	04/2018	GBP	300		417	0	(4)
	04/2018	JPY	10,000		90	0	(4)
	04/2018	NZD	1,814		1,309	0	(2)
	04/2018		$1,365	GBP	982	12	0
	05/2018		297	ARS	6,070	1	0
MSB	04/2018	EUR	406		$504	4	0
	04/2018	JPY	344,800		3,237	0	(5)
	05/2018		180,000		1,689	2	(9)
	05/2018		$162	ARS	3,403	2	0
RYL	05/2018		9		191	0	0
SOG	06/2018	RUB	51,133		$878	0	(8)
	08/2018		$29	ARS	602	0	(1)
TOR	04/2018	CAD	337		$261	0	0
UAG	04/2018	EUR	500		618	2	0
	04/2018	JPY	16,600		150	0	(6)
	04/2018		$8,464	EUR	6,834	0	(56)
	04/2018		1,896	JPY	199,100	0	(24)
	05/2018	EUR	6,834		$8,482	56	0
	05/2018	JPY	319,100		3,002	25	(27)
	06/2018		$759	INR	49,913	2	0

Total Forward Foreign Currency Contracts						$752	$(1,082)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BRC	Call - OTC AUD versus USD		$0.830	04/19/2018	AUD	1,220	$0	$0
	Call - OTC EUR versus USD		1.310	04/19/2018	EUR	1,900	1	0
	Put - OTC USD versus JPY	JPY	96.000	04/19/2018	$	1,090	0	0

							$1	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	06/15/2018	$ 1,900	$ 191	$1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	1,900	190	289
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	07/16/2018	3,900	44	70
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	8,600	100	133
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	1,100	110	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	1,100	110	167

							$ 745	$660

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.170%	3-Month USD-LIBOR	04/03/2018	$14,300	$4	$0
	Put - OTC 1-Year Interest Rate Floor(1)	0.174	3-Month USD-LIBOR	06/11/2018	9,100	4	0

						$8	$0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	35

Schedule of Investments PIMCO Real Return Asset Fund (Cont.)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC Fannie Mae, TBA 4.000% due 05/01/2048	$72.047	06/06/2018	$ 11,300	$0	$0
FAR	Put - OTC Fannie Mae, TBA 3.500% due 04/01/2048	73.000	04/05/2018	17,000	1	0
	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	73.000	05/07/2018	5,710	0	0
JPM	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	69.000	05/07/2018	1,000	0	0

					$1	$0

Total Purchased Options					$755	$660

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850%	05/16/2018		$400	$0	$0
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		500	(1)	(1)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		800	(1)	(1)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		300	(1)	0
	Call - OTC iTraxx Europe 29 5-Year Index	Buy	0.500	06/20/2018	EUR	2,900	(2)	(1)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.800	06/20/2018		2,900	(5)	(5)
CBK	Put - OTC CDX.IG-29 5-Year Index	Sell	0.700	04/18/2018		$3,300	(4)	(1)
	Put - OTC CDX.IG-29 5-Year Index	Sell	0.850	04/18/2018		3,400	(4)	0
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		400	(1)	0
DBL	Call - OTC iTraxx Europe 28 5-Year Index	Buy	0.475	04/18/2018	EUR	1,400	(1)	(1)
	Put - OTC iTraxx Europe 28 5-Year Index	Sell	0.700	04/18/2018		1,400	(1)	0
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		$400	(1)	(1)
FBF	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018		800	(1)	0
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	06/20/2018		400	(1)	(1)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		700	(1)	(1)

							$(25)	$(13)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date(2)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$	93,600	$(834)	$0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	9,000	(409)	(52)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	$	4,100	(30)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		300	(2)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		29,800	(337)	(43)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		13,300	(246)	(30)

							$(1,858)	$(125)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums (Received)	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.155%	3-Month USD-LIBOR	04/03/2018	$	14,300	$(5)	$0
	Put - OTC 1-Year Interest Rate Floor(1)	0.155	3-Month USD-LIBOR	06/11/2018		9,100	(4)	0
	Call - OTC 1-Year Interest Rate Floor(1)	0.000	3-Month USD-LIBOR	01/02/2020		21,400	(16)	(29)

							$(25)	$(29)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	$98.906	05/07/2018	$ 3,100	$(15)	$(4)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	99.906	05/07/2018	3,100	(14)	(17)

					$(29)	$(21)

Total Written Options					$(1,937)	$(188)

36	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	03/20/2019	0.196%	$1,000	$(17)	$25	$8	$0
CBK	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.020	200	(17)	17	0	0
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.020	300	(26)	26	0	0
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.314	200	(13)	11	0	(2)

							$(73)	$79	$8	$(2)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	1-Year ILS-TELBOR	(0.285)%	Annual	02/16/2020	ILS	3,480	$0	$(1)	$0	$(1)
	Pay(6)	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		450	0	2	2	0
BRC	Receive(6)	1-Year ILS-TELBOR	(0.374)	Annual	06/20/2020		1,830	0	(1)	0	(1)
	Pay(6)	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		390	0	2	2	0
DUB	Pay	CPURNSA	2.500	Maturity	07/15/2022	$	900	6	(79)	0	(73)
	Pay	CPURNSA	2.560	Maturity	05/08/2023		1,700	0	(140)	0	(140)
GLM	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020	ILS	2,140	0	0	0	0
	Receive(6)	1-Year ILS-TELBOR	(0.370)	Annual	06/20/2020		1,430	0	(1)	0	(1)
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		730	0	6	6	0
	Pay(6)	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		310	0	2	2	0
	Pay	CPURNSA	2.060	Maturity	05/12/2025	$	22,700	0	(189)	0	(189)
HUS	Receive(6)	1-Year ILS-TELBOR	(0.370)	Annual	06/20/2020	ILS	1,130	0	0	0	0
	Pay(6)	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		240	0	1	1	0
JPM	Receive(6)	1-Year ILS-TELBOR	(0.420)	Annual	06/20/2020		1,760	0	(1)	0	(1)
	Pay(6)	1-Year ILS-TELBOR	2.078	Annual	06/20/2028		380	0	3	3	0
MYC	Receive	CPURNSA	1.805	Maturity	09/20/2026	$	300	0	(13)	0	(13)

								$6	$(409)	$16	$(419)

Total Swap Agreements								$(67)	$(330)	$24	$(421)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$47	$0	$0	$47	$0	$0	$0	$0	$47	$0	$47
BOA	5	0	10	15	(115)	(1)	(1)	(117)	(102)	0	(102)
BPS	5	0	0	5	(144)	(1)	0	(145)	(140)	6	(134)
BRC	0	0	2	2	0	(6)	(1)	(7)	(5)	0	(5)
CBK	113	0	0	113	(99)	(1)	0	(100)	13	388	401
DBL	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
DUB	3	290	0	293	(129)	(1)	(213)	(343)	(50)	0	(50)
FAR	0	0	0	0	0	(21)	0	(21)	(21)	0	(21)
GLM	81	0	8	89	(6)	(52)	(190)	(248)	(159)	0	(159)
GST	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
HUS	385	0	1	386	(436)	0	(2)	(438)	(52)	0	(52)
JPM	20	0	3	23	(17)	(74)	(1)	(92)	(69)	0	(69)
MSB	8	0	0	8	(14)	0	0	(14)	(6)	0	(6)
MYC	0	203	0	203	0	(29)	(13)	(42)	161	(248)	(87)
NGF	0	167	0	167	0	0	0	0	167	0	167
SOG	0	0	0	0	(9)	0	0	(9)	(9)	0	(9)
UAG	85	0	0	85	(113)	0	0	(113)	(28)	0	(28)

Total Over the Counter	$752	$660	$24	$1,436	$(1,082)	$(188)	$(421)	$(1,691)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	37

Schedule of Investments PIMCO Real Return Asset Fund (Cont.)

(l)	Securities with an aggregate market value of $394 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	YOY options may have a series of expirations.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	19	19
Swap Agreements	0	0	0	0	38	38

	$0	$0	$0	$0	$58	$58

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$752	$0	$752
Purchased Options	0	0	0	0	660	660
Swap Agreements	0	8	0	0	16	24

	$0	$8	$0	$752	$676	$1,436

	$0	$8	$0	$752	$734	$1,494

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$32	$32
Futures	0	0	0	0	187	187
Swap Agreements	0	23	0	0	119	142

	$0	$23	$0	$0	$338	$361

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,082	$0	$1,082
Written Options	0	13	0	0	175	188
Swap Agreements	0	2	0	0	419	421

	$0	$15	$0	$1,082	$594	$1,691

	$0	$38	$0	$1,082	$932	$2,052

38	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(24)	$(24)
Written Options	0	0	0	0	377	377
Futures	0	0	0	0	1,221	1,221
Swap Agreements	0	(436)	0	0	1,314	878

	$0	$(436)	$0	$0	$2,888	$2,452

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(5,261)	$0	$(5,261)
Purchased Options	0	0	0	4	(269)	(265)
Written Options	0	7	0	41	324	372
Swap Agreements	0	168	0	(1)	(9)	158

	$0	$175	$0	$(5,217)	$46	$(4,996)

	$0	$(261)	$0	$(5,217)	$2,934	$(2,544)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$19	$19
Written Options	0	0	0	0	(43)	(43)
Futures	0	0	0	0	(361)	(361)
Swap Agreements	0	17	0	0	(308)	(291)

	$0	$17	$0	$0	$(693)	$(676)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,024	$0	$2,024
Purchased Options	0	0	0	0	(378)	(378)
Written Options	0	11	0	6	104	121
Swap Agreements	0	(91)	0	0	(5)	(96)

	$0	$(80)	$0	$2,030	$(279)	$1,671

	$0	$(63)	$0	$2,030	$(972)	$995

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$7,485	$0	$7,485
Industrials	0	8,913	0	8,913
Utilities	0	4,455	0	4,455
U.S. Government Agencies	0	36,444	0	36,444
U.S. Treasury Obligations	0	318,261	0	318,261
Non-Agency Mortgage-Backed Securities	0	3,525	0	3,525
Asset-Backed Securities	0	8,886	0	8,886
Sovereign Issues	0	49,774	0	49,774
Short-Term Instruments
Certificates of Deposit	0	700	0	700
Commercial Paper	0	2,871	0	2,871
Repurchase Agreements	0	616	0	616
Argentina Treasury Bills	0	1,011	0	1,011
Greece Treasury Bills	0	1,348	0	1,348
Italy Treasury Bills	0	500	0	500
Japan Treasury Bills	0	13,855	0	13,855
U.K. Treasury Bills	0	1,122	0	1,122

	$0	$459,766	$0	$459,766

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,326	$0	$0	$4,326

Total Investments	$4,326	$459,766	$0	$464,092

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,822)	$0	$(2,822)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	19	39	0	58
Over the counter	0	1,436	0	1,436

	$19	$1,475	$0	$1,494

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(187)	(174)	0	(361)
Over the counter	0	(1,691)	0	(1,691)

	$(187)	$(1,865)	$0	$(2,052)

Total Financial Derivative Instruments	$(168)	$(390)	$0	$(558)

Totals	$4,158	$456,554	$0	$460,712

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	39

Schedule of Investments PIMCO Real Return Limited Duration Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 128.1%

CORPORATE BONDS & NOTES 1.8%

BANKING & FINANCE 0.5%
Bank of America Corp.
5.875% due 03/15/2028 •(e)		$10	$10
JPMorgan Chase & Co.
7.900% due 04/30/2018 •(e)		10	10
Nykredit Realkredit A/S
2.000% due 04/01/2018	DKK	100	16
Realkredit Danmark A/S
1.000% due 04/01/2018		100	17

			53

INDUSTRIALS 1.0%
Dell International LLC
3.480% due 06/01/2019		$100	101

UTILITIES 0.3%
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~		30	30

Total Corporate Bonds & Notes (Cost $180)			184

U.S. GOVERNMENT AGENCIES 8.0%
Fannie Mae, TBA
3.500% due 05/01/2048		210	210
4.000% due 05/01/2048		600	614

Total U.S. Government Agencies (Cost $822)			824

U.S. TREASURY OBLIGATIONS 98.4%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2019		713	713
0.125% due 04/15/2020 (g)		2,981	2,969
0.125% due 04/15/2021 (g)		2,880	2,856
0.125% due 04/15/2022		69	68
0.125% due 07/15/2022		241	239
0.125% due 07/15/2024		331	323
0.125% due 07/15/2026		70	68
0.250% due 01/15/2025		109	106
0.375% due 07/15/2023		117	117
0.375% due 07/15/2025		29	29
0.375% due 01/15/2027		10	10
0.500% due 01/15/2028		245	241
0.625% due 07/15/2021		199	201
0.625% due 01/15/2024		21	21
0.625% due 01/15/2026		73	73
0.875% due 02/15/2047		64	63
1.000% due 02/15/2046		1	1
1.000% due 02/15/2048		24	25
1.250% due 07/15/2020		898	922
1.375% due 07/15/2018		23	23
1.750% due 01/15/2028		96	105
2.000% due 01/15/2026		21	23
2.125% due 02/15/2041		11	14
2.375% due 01/15/2025		337	377
2.375% due 01/15/2027		172	197

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.500% due 01/15/2029		$44	$52
3.375% due 04/15/2032		35	47
3.875% due 04/15/2029		14	18
U.S. Treasury Notes
2.500% due 05/15/2024 (g)		170	168

Total U.S. Treasury Obligations (Cost $10,175)			10,069

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
Adjustable Rate Mortgage Trust
4.066% due 08/25/2035 ~		6	6
Chase Mortgage Finance Trust
3.460% due 12/25/2035 ^~		5	5
Countrywide Home Loan Mortgage Pass-Through Trust
2.452% (US0001M + 0.580%) due 04/25/2035 ~		18	17
GSR Mortgage Loan Trust
3.658% due 01/25/2036 ^~		14	14
IndyMac Mortgage Loan Trust
2.712% (US0001M + 0.840%) due 05/25/2034 ~		12	11
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.412% due 06/25/2033 ~		6	6

Total Non-Agency Mortgage-Backed Securities (Cost $55)			59

ASSET-BACKED SECURITIES 2.5%
CIT Mortgage Loan Trust
3.222% (LIBOR01M + 1.350%) due 10/25/2037 ~		17	18
Credit Suisse First Boston Mortgage Securities Corp.
2.342% (US0001M + 0.470%) due 05/25/2044 ~		48	48
Home Equity Asset Trust
2.727% (US0001M + 0.855%) due 08/25/2034 ~		143	142
Long Beach Mortgage Loan Trust
2.332% (US0001M + 0.460%) due 01/25/2046 ~		2	2
Securitized Asset-Backed Receivables LLC Trust
2.122% (US0001M + 0.250%) due 05/25/2036 ~		72	48

Total Asset-Backed Securities (Cost $256)			258

SOVEREIGN ISSUES 6.2%
Argentina Government International Bond
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	12	1
27.250% due 06/21/2020 ~		500	26
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2018 (b)	BRL	1,200	358
Cyprus Government International Bond
4.250% due 11/04/2025	EUR	10	14
Japan Government International Bond
0.100% due 03/10/2027 (d)	JPY	10,069	101
Mexico Government International Bond
7.750% due 05/29/2031	MXN	101	6

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
United Kingdom Gilt
0.125% due 03/22/2026 (d)	GBP	64	$104
3.500% due 01/22/2045		13	25

Total Sovereign Issues (Cost $632)			635

SHORT-TERM INSTRUMENTS 10.6%

COMMERCIAL PAPER 0.8%
Canadian Imperial Bank of Commerce
1.488% due 04/16/2018	CAD	100	77

REPURCHASE AGREEMENTS (f) 2.3%

			239

ARGENTINA TREASURY BILLS 0.2%
21.751% due 06/15/2018 - 11/16/2018 (a)(b)	ARS	120	24

GREECE TREASURY BILLS 0.4%
1.211% due 08/31/2018 (b)(c)	EUR	30	37

JAPAN TREASURY BILLS 6.4%
(0.229)% due 04/05/2018 - 05/21/2018 (a)(b)	JPY	69,900	657

NIGERIA TREASURY BILLS 0.5%
15.450% due 10/04/2018 (b)(c)	NGN	19,900	52

Total Short-Term Instruments (Cost $1,076)			1,086

Total Investments in Securities (Cost $13,196)			13,115

		SHARES
INVESTMENTS IN AFFILIATES 4.0%

SHORT-TERM INSTRUMENTS 4.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.0%
PIMCO Short-Term Floating NAV Portfolio III		41,280	408

Total Short-Term Instruments (Cost $408)			408

Total Investments in Affiliates (Cost $408)			408

Total Investments 132.1% (Cost $13,604)			$13,523

Financial Derivative Instruments (h)(i) (0.3)% (Cost or Premiums, net $4)			(31)

Other Assets and Liabilities, net (31.8)%			(3,253)

Net Assets 100.0%			$10,239

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Coupon represents a weighted average yield to maturity.

40	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$239	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(248)	$239	$239

Total Repurchase Agreements						$(248)	$239	$239

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	1.610%	02/07/2018	04/09/2018	$(169)	$(170)
	1.670	02/05/2018	05/07/2018	(105)	(105)
	1.680	01/26/2018	04/26/2018	(105)	(106)
RCY	1.640	02/06/2018	04/11/2018	(210)	(210)

Total Reverse Repurchase Agreements					$(591)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions
TDM	1.650%	01/29/2018	04/13/2018	$(211)	$(211)
	1.680	02/23/2018	04/06/2018	(1,653)	(1,653)

Total Sale-Buyback Transactions					$(1,864)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.9)%
Fannie Mae, TBA	3.000%	04/01/2048	$300	$(291)	$(292)

Total Short Sales (2.9)%				$(291)	$(292)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$0	$(381)	$0	$(381)	$379	$(2)
FICC	239	0	0	239	(248)	(9)
RCY	0	(210)	0	(210)	211	1

Master Securities Forward Transaction Agreement
TDM	0	0	(1,864)	(1,864)	1,870	6

Total Borrowings and Other Financing Transactions	$239	$(591)	$(1,864)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	41

Schedule of Investments PIMCO Real Return Limited Duration Fund (Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(486)	$(105)	$0	$(591)

Total	$0	$(486)	$(105)	$0	$(591)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(1,864)	0	0	(1,864)

Total	$0	$(1,864)	$0	$0	$(1,864)

Total Borrowings	$0	$(2,350)	$(105)	$0	$(2,455)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(2,455)

(g)	Securities with an aggregate market value of $2,460 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(2,063) at a weighted average interest rate of 1.302%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note May 2018 Futures	$120.000	04/20/2018	2	$2	$(1)	$0
Call - CBOT U.S. Treasury 10-Year Note May 2018 Futures	121.500	04/20/2018	2	2	0	(1)

					$(1)	$(1)

Total Written Options					$(1)	$(1)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bund 10-Year Bond June Futures	06/2018	1	EUR	196	$3	$0	$0
U.S. Treasury 5-Year Note June Futures	06/2018	1	$	114	1	0	0
U.S. Treasury 10-Year Note June Futures	06/2018	2		242	2	1	0

					$6	$1	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-OAT France Government 10-Year Bond June Futures	06/2018	1	EUR	(190)	$(3)	$0	$0
Put Options Strike @ EUR 129.000 on Euro-Bobl June 2018 Futures	05/2018	1		0	0	0	0
U.S. Treasury 30-Year Bond June Futures	06/2018	2	$	(293)	(10)	0	(1)
United Kingdom Long Gilt June Futures	06/2018	2	GBP	(345)	(6)	0	(2)

					$(19)	$0	$(3)

Total Futures Contracts					$(13)	$1	$(3)

42	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
									Asset	Liability
iTraxx Europe Main 28 5-Year Index	(1.000)%	Quarterly	12/20/2022	EUR	110	$(3)	$0	$(3)	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(4)	1-Day EUR-EONIA Compounded-OIS	0.050%	Annual	09/19/2021	EUR	30	$0	$0	$0	$0	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000	Annual	12/15/2047	$	30	0	2	2	0	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047		21	0	0	0	0	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		10	0	0	0	0	0
Receive(4)	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		100	2	0	2	0	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		600	1	(10)	(9)	1	0
Pay(4)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		300	(12)	2	(10)	1	0
Pay(4)	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		30	0	0	0	0	0
Pay(4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		60	(1)	0	(1)	0	0
Receive(4)	3-Month USD-LIBOR	1.850	Semi-Annual	07/20/2026		100	0	4	4	0	0
Receive(4)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		200	6	1	7	0	0
Receive(4)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		400	4	4	8	0	(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		100	(3)	11	8	0	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		100	(1)	3	2	0	0
Receive(4)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028		220	(1)	(1)	(2)	0	0
Receive(4)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		200	11	0	11	0	(1)
Receive(4)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		70	7	(1)	6	0	(1)
Receive(4)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048	GBP	10	(1)	0	(1)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	10,000	0	0	0	0	0
Receive(4)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		40,000	(2)	(1)	(3)	0	0
Pay	28-Day MXN-TIIE	7.200	Lunar	06/05/2024	MXN	400	0	0	0	0	0
Pay	28-Day MXN-TIIE	8.035	Lunar	12/17/2026		300	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.733	Lunar	02/25/2027		300	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.200	Lunar	06/11/2027		100	0	0	0	0	0
Pay	28-Day MXN-TIIE	8.280	Lunar	11/28/2036		200	1	(1)	0	0	0
Pay	CPTFEMU	1.295	Maturity	03/15/2021	EUR	30	0	0	0	0	0
Receive	CPTFEMU	1.385	Maturity	12/15/2026		45	0	(1)	(1)	0	0
Receive	CPTFEMU	1.360	Maturity	06/15/2027		30	0	(1)	(1)	0	0
Receive	CPTFEMU	1.520	Maturity	11/15/2027		80	0	0	0	0	0
Receive	CPTFEMU	1.535	Maturity	03/15/2028		30	0	0	0	0	0
Pay	CPURNSA	1.580	Maturity	05/23/2018	$	100	0	1	1	0	0
Pay	CPURNSA	2.070	Maturity	03/23/2019		180	0	0	0	0	0
Pay	CPURNSA	2.210	Maturity	02/05/2023		100	0	0	0	0	0
Receive	CPURNSA	1.760	Maturity	08/30/2026		30	(1)	0	(1)	0	0
Receive	CPURNSA	2.180	Maturity	09/20/2027		20	0	0	0	0	0
Receive	CPURNSA	2.335	Maturity	02/05/2028		50	0	0	0	0	0
Pay	FRCPXTOB	1.165	Maturity	03/15/2020	EUR	30	0	0	0	0	0
Receive	FRCPXTOB	1.575	Maturity	01/15/2028		30	0	0	0	0	0
Receive	FRCPXTOB	1.590	Maturity	02/15/2028		30	0	0	0	0	0
Receive	FRCPXTOB	1.606	Maturity	02/15/2028		10	0	0	0	0	0
Receive	UKRPI	3.400	Maturity	06/15/2030	GBP	100	0	4	4	0	0
Receive	UKRPI	3.530	Maturity	10/15/2031		30	0	1	1	0	0
Receive	UKRPI	3.470	Maturity	09/15/2032		10	0	0	0	0	0
Pay	UKRPI	3.428	Maturity	03/15/2047		10	1	(1)	0	0	0

							$11	$16	$27	$2	$(3)

Total Swap Agreements							$8	$16	$24	$2	$(3)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	43

Schedule of Investments PIMCO Real Return Limited Duration Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1	$2	$3	$ (1)	$ (3)	$ (3)	$ (7)

Cash of $68 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2018	AUD	50		$39	$1	$0
BOA	04/2018	ARS	243		12	0	0
	04/2018	JPY	16,000		147	0	(4)
	05/2018		$12	ARS	243	0	0
BPS	04/2018	BRL	600		$181	0	(1)
	04/2018	DKK	203		30	0	(3)
	04/2018		$184	BRL	600	0	(3)
	04/2018		51	EUR	41	0	(1)
	05/2018	BRL	600		$184	2	0
	06/2018		$1	ARS	10	0	0
CBK	04/2018	BRL	300		$91	0	0
	04/2018	GBP	184		259	1	0
	04/2018	JPY	12,900		122	1	0
	04/2018		$12	ARS	243	0	0
	04/2018		90	BRL	300	1	0
	04/2018		28	GBP	20	0	0
	05/2018	JPY	20,000		$184	0	(4)
	06/2018	INR	580		9	0	0
DUB	04/2018		$21	RUB	1,195	0	0
	07/2018	BRL	300		$86	0	(5)
GLM	04/2018		300		91	0	0
	04/2018	EUR	120		148	1	0
	04/2018		$90	BRL	300	1	0
	04/2018		79	GBP	57	1	0
	05/2018	JPY	5,400		$51	0	0
	05/2018		$91	BRL	300	0	0
HUS	04/2018	RUB	1,195		$21	0	0
	04/2018		$2	ARS	35	0	0
	04/2018		156	GBP	110	0	(2)
	04/2018		21	RUB	1,195	0	0
	05/2018	GBP	110		$157	2	0
	06/2018		$15	IDR	212,610	0	0
	06/2018		7	KRW	7,605	0	0
	07/2018	BRL	600		$171	0	(9)
	08/2018	EUR	30		37	0	0
	10/2018		$183	NGN	68,716	1	0

44	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
JPM	04/2018	BRL	300		$90	$0	$(1)
	04/2018	CAD	100		76	0	(1)
	04/2018	JPY	8,000		75	0	0
	04/2018		$91	BRL	300	0	0
	04/2018		13	GBP	9	0	0
	05/2018	JPY	5,400		$51	0	0
	07/2018	BRL	300		88	0	(3)
	07/2018		$25	COP	71,269	1	0
	10/2018	NGN	85,911		$229	0	(2)
MSB	04/2018	BRL	300		89	0	(2)
	04/2018		$91	BRL	300	0	0
	05/2018	JPY	10,000		$94	0	0
	05/2018		$7	ARS	138	0	0
RBC	05/2018	CAD	48		$38	1	0
SOG	05/2018		$10	RUB	582	0	0
	06/2018	RUB	1,892		$32	0	0
	08/2018		$1	ARS	15	0	0
UAG	04/2018	BRL	300		$91	0	0
	04/2018	JPY	200		2	0	0
	04/2018		$90	BRL	300	1	0
	05/2018		90		300	0	0
	06/2018	KRW	29,600		$28	0	0
	06/2018		$37	INR	2,411	0	0

Total Forward Foreign Currency Contracts						$15	$(41)

PURCHASED OPTIONS:

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.170%	3-Month USD-LIBOR	04/03/2018	$500	$0	$0
	Put - OTC 1-Year Interest Rate Floor(1)	0.174	3-Month USD-LIBOR	06/11/2018	300	0	0

						$0	$0

Total Purchased Options						$0	$0

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC iTraxx Europe 29 5-Year Index	Buy	0.500%	06/20/2018	EUR	100	$0	$0
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.800	06/20/2018		100	(1)	0
CBK	Put - OTC CDX.IG-29 5-Year Index	Sell	0.700	04/18/2018		$100	0	0
	Put - OTC CDX.IG-29 5-Year Index	Sell	0.850	04/18/2018		100	0	0
DBL	Call - OTC iTraxx Europe 28 5-Year Index	Buy	0.475	04/18/2018	EUR	100	0	0
	Put - OTC iTraxx Europe 28 5-Year Index	Sell	0.700	04/18/2018		100	0	0

							$(1)	$0

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.155%	3-Month USD-LIBOR	04/03/2018	$500	$0	$0
	Put - OTC 1-Year Interest Rate Floor(1)	0.155	3-Month USD-LIBOR	06/11/2018	300	0	0
	Call - OTC 1-Year Interest Rate Floor(1)	0.000	3-Month USD-LIBOR	01/02/2020	800	(1)	(1)

						$(1)	$(1)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	45

Schedule of Investments PIMCO Real Return Limited Duration Fund (Cont.)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	$98.906	05/07/2018	$ 100	$(1)	$0
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	99.906	05/07/2018	100	0	(1)

					$(1)	$(1)

Total Written Options					$(3)	$(2)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BRC	Receive(2)	1-Year ILS-TELBOR	0.374%	Annual	06/20/2020	ILS	70	$0	$0	$0	$0
	Pay(2)	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		10	0	0	0	0
DUB	Receive(2)	1-Year ILS-TELBOR	0.414	Annual	06/20/2020		70	0	0	0	0
GLM	Receive	1-Year ILS-TELBOR	0.290	Annual	02/16/2020		130	0	0	0	0
	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020		80	0	0	0	0
	Receive(2)	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		50	0	0	0	0
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		30	0	1	1	0
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		20	0	0	0	0
	Pay(2)	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		10	0	0	0	0
HUS	Receive(2)	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		40	0	0	0	0
	Pay(2)	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		10	0	0	0	0
JPM	Pay(2)	1-Year ILS-TELBOR	2.078	Annual	06/20/2028		10	0	0	0	0

								$0	$1	$1	$0

Total Swap Agreements								$0	$1	$1	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(3)
AZD	$1	$0	$0	$1	$0	$0	$0	$0	$1	$0	$1
BOA	0	0	0	0	(4)	0	0	(4)	(4)	0	(4)
BPS	2	0	0	2	(8)	0	0	(8)	(6)	0	(6)
CBK	3	0	0	3	(4)	0	0	(4)	(1)	0	(1)
DUB	0	0	0	0	(5)	0	0	(5)	(5)	0	(5)
FAR	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
GLM	3	0	1	4	0	0	0	0	4	0	4
HUS	3	0	0	3	(11)	0	0	(11)	(8)	0	(8)
JPM	1	0	0	1	(7)	0	0	(7)	(6)	0	(6)
MSB	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
MYC	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
RBC	1	0	0	1	0	0	0	0	1	0	1
UAG	1	0	0	1	0	0	0	0	1	0	1

Total Over the Counter	$15	$0	$1	$16	$(41)	$(2)	$0	$(43)

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

46	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1	$1

Swap Agreements	0	0	0	0	2	2

	$0	$0	$0	$0	$3	$3

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$15	$0	$15

Swap Agreements	0	0	0	0	1	1

	$0	$0	$0	$15	$1	$16

	$0	$0	$0	$15	$4	$19

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	3	3
Swap Agreements	0	0	0	0	3	3

	$0	$0	$0	$0	$7	$7

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$41	$0	$41
Written Options	0	0	0	0	2	2

	$0	$0	$0	$41	$2	$43

	$0	$0	$0	$41	$9	$50

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$9	$9
Futures	(2)	0	0	0	(1)	(3)
Swap Agreements	0	(2)	0	0	18	16

	$(2)	$(2)	$0	$0	$26	$22

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(41)	$0	$(41)
Purchased Options	0	0	0	0	(2)	(2)
Written Options	0	0	0	2	5	7
Swap Agreements	0	1	0	0	0	1

	$0	$1	$0	$(39)	$3	$(35)

	$(2)	$(1)	$0	$(39)	$29	$(13)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(1)	$(1)
Futures	0	0	0	0	(12)	(12)
Swap Agreements	0	0	0	0	(3)	(3)

	$0	$0	$0	$0	$(16)	$(16)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(5)	$0	$(5)
Purchased Options	0	0	0	0	1	1
Written Options	0	0	0	0	(3)	(3)
Swap Agreements	0	(1)	0	0	(1)	(2)

	$0	$(1)	$0	$(5)	$(3)	$(9)

	$0	$(1)	$0	$(5)	$(19)	$(25)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	47

Schedule of Investments PIMCO Real Return Limited Duration Fund (Cont.)

March 31, 2018

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$53	$0	$53
Industrials	0	101	0	101
Utilities	0	30	0	30
U.S. Government Agencies	0	824	0	824
U.S. Treasury Obligations	0	10,069	0	10,069
Non-Agency Mortgage-Backed Securities	0	59	0	59
Asset-Backed Securities	0	258	0	258
Sovereign Issues	0	635	0	635
Short-Term Instruments
Commercial Paper	0	77	0	77
Repurchase Agreements	0	239	0	239
Argentina Treasury Bills	0	24	0	24
Greece Treasury Bills	0	37	0	37
Japan Treasury Bills	0	657	0	657
Nigeria Treasury Bills	0	52	0	52

	$0	$13,115	$0	$13,115

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$408	$0	$0	$408

Total Investments	$408	$13,115	$0	$13,523

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(292)	$0	$(292)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1	2	0	3
Over the counter	0	16	0	16

	$1	$18	$0	$19

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4)	(3)	0	(7)
Over the counter	0	(43)	0	(43)

	$(4)	$(46)	$0	$(50)

Total Financial Derivative Instruments	$(3)	$(28)	$0	$(31)

Totals	$405	$12,795	$0	$13,200

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

48	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund

March 31, 2018

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 171.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Cheniere Energy Partners LP
4.127% (LIBOR03M + 2.250%) due 02/25/2020 ~		$200	$200

Total Loan Participations and Assignments (Cost $200)			200

CORPORATE BONDS & NOTES 3.9%

BANKING & FINANCE 2.4%
AerCap Ireland Capital DAC
4.625% due 10/30/2020		100	103
American Honda Finance Corp.
2.137% due 11/05/2021 ~		230	230
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 •(g)(h)	EUR	200	258
Bank of America Corp.
5.875% due 03/15/2028 •(g)(h)		$1,140	1,149
Barclays PLC
7.000% due 09/15/2019 •(g)(h)	GBP	200	294
8.000% due 12/15/2020 •(g)(h)	EUR	200	281
BRFkredit A/S
2.500% due 10/01/2047	DKK	28	5
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(g)(h)	EUR	600	798
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$1,700	1,713
Deutsche Bank AG
4.250% due 10/14/2021		6,200	6,301
Dexia Credit Local S.A.
2.375% due 09/20/2022		3,700	3,609
2.500% due 01/25/2021		1,760	1,748
General Motors Financial Co., Inc.
2.350% due 10/04/2019		100	99
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		1,500	1,469
3.325% (US0003M + 1.200%) due 09/15/2020 ~		7,000	7,113
HSBC Holdings PLC
6.000% due 03/29/2040	GBP	1,400	2,594
ING Bank NV
2.625% due 12/05/2022		$2,000	1,962
International Lease Finance Corp.
5.875% due 04/01/2019		100	103
6.250% due 05/15/2019		200	207
7.125% due 09/01/2018		600	610
8.250% due 12/15/2020		500	558
MetLife, Inc.
6.817% due 08/15/2018		100	101
Navient Corp.
5.500% due 01/15/2019		1,600	1,622
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2047	DKK	4	1
Nykredit Realkredit A/S
2.500% due 10/01/2047		21	4
Realkredit Danmark A/S
1.000% due 04/01/2018		1,400	231
2.500% due 07/01/2047		93	16
Toronto-Dominion Bank
2.250% due 03/15/2021		$3,000	2,947
UBS AG
2.355% (US0003M + 0.320%) due 12/07/2018 ~		4,500	4,504
2.627% (US0003M + 0.580%) due 06/08/2020 ~		4,600	4,619
4.750% due 05/22/2023 •(h)		700	702

			45,951

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 0.3%
BAT Capital Corp.
2.423% due 08/14/2020 ~		$1,500	$1,505
Dell International LLC
3.480% due 06/01/2019		200	201
eBay, Inc.
2.637% (US0003M + 0.870%) due 01/30/2023 ~		100	101
2.750% due 01/30/2023		1,200	1,160
Enbridge, Inc.
2.108% due 01/10/2020 ~		1,700	1,697
Ryder System, Inc.
2.450% due 09/03/2019		100	99
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		100	105
Telefonica Emisiones S.A.U.
5.877% due 07/15/2019		200	208
Time Warner Cable LLC
8.250% due 04/01/2019		100	105
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		312	349
VMware, Inc.
2.950% due 08/21/2022		310	297
3.900% due 08/21/2027		200	190
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019		400	397

			6,414

UTILITIES 1.2%
AT&T, Inc.
2.372% (US0003M + 0.650%) due 01/15/2020 ~		1,570	1,576
2.672% (US0003M + 0.950%) due 07/15/2021 ~		4,500	4,550
5.150% due 02/14/2050		1,600	1,620
5.300% due 08/14/2058		500	505
Gazprom OAO Via Gaz Capital S.A.
3.375% due 11/30/2018	CHF	120	128
4.625% due 10/15/2018	EUR	740	931
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~		$3,280	3,280
Petrobras Global Finance BV
5.299% due 01/27/2025		7,437	7,353
7.375% due 01/17/2027		2,500	2,711
Sempra Energy
2.575% due 03/15/2021 ~		1,400	1,405

			24,059

Total Corporate Bonds & Notes (Cost $75,858)			76,424

U.S. GOVERNMENT AGENCIES 14.4%
Fannie Mae
2.401% (12MTA + 1.200%) due 09/01/2044 - 10/01/2044 ~		28	28
2.552% (LIBOR01M + 0.680%) due 02/25/2041 ~		377	385
Fannie Mae, TBA
3.500% due 05/01/2033 - 06/01/2048		153,142	153,218
4.000% due 04/01/2048 - 06/01/2048		120,200	123,105
Freddie Mac
2.377% (LIBOR01M + 0.600%) due 12/15/2037 ~		197	198
3.239% (US0012M + 1.490%) due 09/01/2036 ~		82	85
3.345% (US0006M + 1.744%) due 07/01/2036 ~		83	87
3.428% (US0012M + 1.686%) due 10/01/2036 ~		46	48

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NCUA Guaranteed Notes
2.181% (LIBOR01M + 0.560%) due 12/08/2020 ~	$745	$749

Total U.S. Government Agencies (Cost $276,690)		277,903

U.S. TREASURY OBLIGATIONS 98.1%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2019 (j)	250,652	250,470
0.125% due 04/15/2020 (j)	400,976	399,393
0.125% due 04/15/2021 (j)(l)	538,585	533,988
0.125% due 04/15/2022 (l)(n)	8,275	8,156
0.125% due 07/15/2022	31,611	31,287
0.125% due 07/15/2024 (n)	3,416	3,336
0.125% due 07/15/2026 (n)	11,106	10,668
0.250% due 01/15/2025	31,268	30,565
0.375% due 07/15/2023 (n)	12,941	12,895
0.375% due 07/15/2025	49,050	48,410
0.375% due 01/15/2027 (n)	3,273	3,188
0.500% due 01/15/2028 (j)	42,207	41,424
0.625% due 07/15/2021	75,567	76,470
0.625% due 01/15/2024	25,830	25,957
0.625% due 01/15/2026	40,308	40,282
0.750% due 02/15/2045 (n)	2,316	2,230
0.875% due 02/15/2047	13,539	13,417
1.000% due 02/15/2046 (n)	2,511	2,567
1.000% due 02/15/2048 (n)	6,524	6,682
1.250% due 07/15/2020 (l)	18,462	18,952
1.375% due 07/15/2018 (l)	15,161	15,316
1.750% due 01/15/2028	45,881	50,415
1.875% due 07/15/2019	37,032	38,027
2.000% due 01/15/2026	18,147	20,028
2.125% due 02/15/2040	34	43
2.125% due 02/15/2041 (n)	2,184	2,770
2.375% due 01/15/2025	61,028	68,308
2.375% due 01/15/2027 (n)	221	253
2.500% due 01/15/2029 (n)	10,839	12,832
3.375% due 04/15/2032	7,852	10,562
3.625% due 04/15/2028	2,441	3,128
3.875% due 04/15/2029 (n)	3,632	4,832
U.S. Treasury Notes
1.875% due 02/28/2022 (j)(n)	109,800	107,225
2.125% due 12/31/2022 (j)	5,800	5,687

Total U.S. Treasury Obligations (Cost $1,917,247)		1,899,763

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
Alliance Bancorp Trust
2.112% (US0001M + 0.240%) due 07/25/2037 ~	824	713
BCAP LLC Trust
3.406% due 04/26/2036 ~	848	720
Bear Stearns Adjustable Rate Mortgage Trust
3.544% due 02/25/2036 ^~	625	619
3.724% due 07/25/2036 ^~	246	238
3.801% due 01/25/2035 ~	103	104
Chase Mortgage Finance Trust
3.460% due 12/25/2035 ^~	50	50
Citigroup Mortgage Loan Trust
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~	8	8
Citigroup Mortgage Loan Trust, Inc.
3.180% (H15T1Y + 2.150%) due 09/25/2035 ~	16	16
3.410% (H15T1Y + 2.100%) due 09/25/2035 ~	10	10
3.889% due 03/25/2034 ~	92	92
Countrywide Alternative Loan Trust
1.982% (US0001M + 0.110%) due 06/25/2046 ~	274	262
5.500% due 11/25/2035	153	143
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2035	184	186
6.000% due 04/25/2036	484	426

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	49

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Home Loan Reperforming REMIC Trust
2.212% (US0001M + 0.340%) due 06/25/2035 ~		$73	$71
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
2.572% (US0001M + 0.700%) due 10/25/2035 ^~		508	384
Credit Suisse Mortgage Capital Certificates
6.000% due 05/27/2037		40	41
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.561% due 10/26/2036 ~		38	35
First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037		537	434
GS Mortgage Securities Trust
4.592% due 08/10/2043		1,100	1,135
GSR Mortgage Loan Trust
3.658% due 01/25/2036 ^~		137	136
3.731% due 09/25/2035 ~		60	62
HarborView Mortgage Loan Trust
2.248% (US0001M + 0.440%) due 05/19/2035 ~		646	624
HomeBanc Mortgage Trust
2.142% (US0001M + 0.270%) due 10/25/2035 ~		139	139
IndyMac Mortgage Loan Trust
2.152% (US0001M + 0.280%) due 07/25/2035 ~		3,944	3,452
JPMorgan Mortgage Trust
3.580% due 06/25/2035 ~		298	297
Merrill Lynch Mortgage Investors Trust
2.911% (US0006M + 1.250%) due 10/25/2035 ~		57	58
Residential Asset Securitization Trust
2.272% (US0001M + 0.400%) due 05/25/2035 ~		1,427	1,252
2.272% (US0001M + 0.400%) due 01/25/2046 ^~		330	167
5.750% due 03/25/2037		343	239
Structured Adjustable Rate Mortgage Loan Trust
3.809% due 12/25/2034 ~		61	60
3.861% due 03/25/2036 ^~		301	279
Structured Asset Mortgage Investments Trust
2.082% (US0001M + 0.210%) due 04/25/2036 ~		17	16
Thornburg Mortgage Securities Trust
3.435% due 09/25/2037 ~		192	194
WaMu Mortgage Pass-Through Certificates Trust
3.244% due 08/25/2036 ^~		15	14
Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2035		99	86
Wells Fargo Mortgage-Backed Securities Trust
3.603% due 10/25/2036 ~		10	10
3.627% due 10/25/2035 ~		60	58
3.755% due 03/25/2036 ^~		129	128

Total Non-Agency Mortgage-Backed Securities (Cost $12,813)			12,958

ASSET-BACKED SECURITIES 4.2%
ACE Securities Corp. Home Equity Loan Trust
3.672% (US0001M + 1.800%) due 06/25/2034 ~		88	85
Argent Mortgage Loan Trust
2.112% (LIBOR01M + 0.240%) due 05/25/2035 ~		765	728
Babson Euro CLO BV
0.492% due 10/25/2029 ~	EUR	300	370
Cavalry CLO Ltd.
2.572% due 10/15/2026 ~		$500	500
CIT Mortgage Loan Trust
3.222% (LIBOR01M + 1.350%) due 10/25/2037 ~		2,597	2,616

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Mortgage Loan Trust
2.102% (US0001M + 0.230%) due 12/25/2036 ~	$55	$40
Citigroup Mortgage Loan Trust, Inc.
2.202% (US0001M + 0.330%) due 10/25/2036 ~	1,300	1,188
Countrywide Asset-Backed Certificates
2.012% (US0001M + 0.140%) due 05/25/2035 ~	209	199
2.112% (US0001M + 0.240%) due 05/25/2036 ~	4,607	3,342
2.122% (US0001M + 0.250%) due 03/25/2037 ~	1,200	1,098
4.657% due 04/25/2036 ~	848	779
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021	1,300	1,306
CVP Cascade CLO Ltd.
2.872% (US0003M + 1.150%) due 01/16/2026 ~	600	601
FBR Securitization Trust
2.612% (US0001M + 0.740%) due 11/25/2035 ~	202	202
First Franklin Mortgage Loan Trust
2.342% (US0001M + 0.470%) due 11/25/2036 ~	2,900	2,567
2.742% (US0001M + 0.870%) due 09/25/2035 ~	7,000	6,936
Fremont Home Loan Trust
2.007% (US0001M + 0.135%) due 10/25/2036 ~	991	890
2.607% (US0001M + 0.735%) due 07/25/2035 ~	100	100
GSAMP Trust
2.607% (US0001M + 0.735%) due 09/25/2035 ^~	103	101
2.847% (US0001M + 0.975%) due 03/25/2035 ^~	1,075	946
Halcyon Loan Advisors Funding Ltd.
2.665% due 04/20/2027 ~	900	896
HSI Asset Securitization Corp. Trust
2.142% (US0001M + 0.270%) due 02/25/2036 ~	500	497
IndyMac Mortgage Loan Trust
1.942% (US0001M + 0.070%) due 07/25/2036 ~	5,890	2,738
JMP Credit Advisors CLO Ltd.
2.567% due 01/17/2028 ~	500	500
Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ^~	6,610	4,663
Lehman XS Trust
5.410% due 06/25/2036	1,495	1,484
MASTR Asset-Backed Securities Trust
2.042% (US0001M + 0.170%) due 06/25/2036 ~	2,321	2,054
Merrill Lynch Mortgage Investors Trust
2.592% (US0001M + 0.720%) due 05/25/2036 ~	177	175
MidOcean Credit CLO
0.000% due 04/15/2027 «~(a)	500	500
Monarch Grove CLO
2.443% due 01/25/2028 ~	2,000	2,000
Mountain View CLO Ltd.
2.587% due 10/13/2027 ~	1,830	1,831
Navient Student Loan Trust
3.022% (US0001M + 1.150%) due 03/25/2066 ~	2,086	2,122
Neuberger Berman CLO Ltd.
0.000% due 04/15/2027 ~(a)	1,200	1,200
NovaStar Mortgage Funding Trust
2.577% (LIBOR01M + 0.705%) due 01/25/2036 ~	2,002	1,988
Renaissance Home Equity Loan Trust
2.972% (US0001M + 1.100%) due 09/25/2037 ~	4,778	2,769

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Asset Securities Corp. Trust
2.112% (US0001M + 0.240%) due 08/25/2036 ~		$1,900	$1,565
Saxon Asset Securities Trust
4.034% due 06/25/2033		124	126
Securitized Asset-Backed Receivables LLC Trust
2.122% (US0001M + 0.250%) due 05/25/2036 ~		6,473	4,294
SLM Student Loan Trust
0.000% (EUR003M + 0.260%) due 12/15/2023 ~	EUR	1,132	1,393
Sound Point CLO Ltd.
2.582% due 04/15/2027 ~		$1,600	1,601
2.625% due 07/20/2027 ~		400	401
Structured Asset Securities Corp.
2.532% (US0001M + 0.660%) due 02/25/2035 ~		94	94
Structured Asset Securities Corp. Mortgage Loan Trust
2.252% (US0001M + 0.380%) due 10/25/2036 ~		2,477	2,176
THL Credit Wind River CLO Ltd.
2.592% due 10/15/2027 ~		250	250
Tralee CLO Ltd.
2.775% due 10/20/2027 ~		1,200	1,203
Venture CLO Ltd.
2.567% due 01/15/2028 ~		7,500	7,507
2.602% due 07/15/2027 ~		1,000	1,001
2.784% due 02/28/2026 ~		6,150	6,149
VOLT LLC
3.125% due 09/25/2047		1,683	1,678
3.500% due 03/25/2047		286	286
Wells Fargo Home Equity Asset-Backed Securities Trust
4.272% (US0001M + 2.400%) due 12/25/2034 ~		700	692

Total Asset-Backed Securities (Cost $77,834)			80,427

SOVEREIGN ISSUES 6.0%
Argentina Government International Bond
5.875% due 01/11/2028		2,300	2,167
6.875% due 01/26/2027		3,800	3,880
22.844% (BADLARPP) due 10/04/2022 ~	ARS	300	25
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~		9,934	507
27.250% due 06/21/2020 ~		65,957	3,488
Australia Government International Bond
3.000% due 09/20/2025 (f)	AUD	9,565	8,571
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	2,100	2,775
Canadian Government Real Return Bond
4.250% due 12/01/2026 (f)	CAD	5,099	5,284
Cyprus Government International Bond
2.750% due 06/27/2024	EUR	270	356
3.750% due 07/26/2023		900	1,245
3.875% due 05/06/2022		690	954
4.250% due 11/04/2025		610	878
Denmark Government Bond
0.100% due 11/15/2023 (f)	DKK	18,390	3,284
Development Bank of Japan, Inc.
2.125% due 09/01/2022		$1,800	1,741
France Government International Bond
0.100% due 03/01/2025 (f)	EUR	6,169	8,180
0.250% due 07/25/2024 (f)		2,803	3,799
Italy Buoni Poliennali Del Tesoro
0.100% due 05/15/2023 (f)		5,314	6,755
0.250% due 05/15/2018		700	862
2.350% due 09/15/2024 (f)		3,222	4,627
Japan Bank for International Cooperation
2.375% due 07/21/2022		$800	782
Japan Government International Bond
0.100% due 03/10/2024 (f)	JPY	309,300	3,049
0.100% due 03/10/2027 (f)		1,540,526	15,397
Mexico Government International Bond
4.500% due 11/22/2035 (f)	MXN	6,331	381

50	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New Zealand Government International Bond
3.000% due 09/20/2030 (f)	NZD	13,571	$11,220
Republic of Germany
0.250% due 04/13/2018	EUR	200	246
Spain Government International Bond
0.250% due 04/30/2018		3,900	4,802
United Kingdom Gilt
0.125% due 03/22/2026 (f)	GBP	7,096	11,531
0.125% due 11/22/2056 (f)		729	1,997
0.125% due 11/22/2065 (f)		703	2,287
1.875% due 11/22/2022 (f)		1,758	2,936
4.250% due 12/07/2027		1,400	2,479

Total Sovereign Issues (Cost $116,106)			116,485

		SHARES

COMMON STOCKS 1.6%

CONSUMER DISCRETIONARY 1.3%
Hilton Worldwide Holdings, Inc.		172,820	13,611
Marriott International, Inc. ‘A’		84,493	11,490

			25,101

INFORMATION TECHNOLOGY 0.3%
InterXion Holding NV (b)		101,628	6,312

Total Common Stocks (Cost $28,667)			31,413

REAL ESTATE INVESTMENT TRUSTS 33.6%

FINANCIALS 0.1%
Starwood Property Trust, Inc.		118,275	2,478

REAL ESTATE 33.5%
Alexandria Real Estate Equities, Inc.		180,044	22,486
American Tower Corp.		134,998	19,621
Apartment Investment & Management Co. ‘A’		253,463	10,329
AvalonBay Communities, Inc.		166,640	27,406
Boston Properties, Inc.		122,077	15,042
Brixmor Property Group, Inc.		366,722	5,592
Camden Property Trust		138,740	11,679
CoreSite Realty Corp.		57,079	5,723
Corporate Office Properties Trust		202,427	5,229
CubeSmart		243,061	6,854
DCT Industrial Trust, Inc.		185,861	10,471
DDR Corp.		726,595	5,326
Digital Realty Trust, Inc.		267,213	28,159
Douglas Emmett, Inc.		283,777	10,432
Duke Realty Corp.		610,495	16,166
EastGroup Properties, Inc.		93,198	7,704
Equinix, Inc.		64,329	26,898
Equity Residential		557,656	34,363
Essex Property Trust, Inc.		94,086	22,645
Federal Realty Investment Trust		76,880	8,927
Forest City Realty Trust, Inc.		422,202	8,554
GGP, Inc.		1,138,873	23,301
Hudson Pacific Properties, Inc.		304,933	9,919
Invitation Homes, Inc.		444,551	10,149
Kilroy Realty Corp.		162,084	11,501

		SHARES	MARKET VALUE (000S)
Mid-America Apartment Communities, Inc.		135,386	$12,353
Prologis, Inc.		620,020	39,055
Public Storage		103,940	20,829
QTS Realty Trust, Inc. ‘A’		185,696	6,726
Rexford Industrial Realty, Inc.		256,842	7,394
Ryman Hospitality Properties, Inc.		126,188	9,773
Sabra Health Care REIT, Inc.		161,843	2,857
SBA Communications Corp. (b)		97,924	16,737
Simon Property Group, Inc.		384,842	59,400
SL Green Realty Corp.		147,494	14,282
Sun Communities, Inc.		322,222	29,441
Taubman Centers, Inc.		206,836	11,771
UDR, Inc.		490,227	17,462
Vornado Realty Trust		239,409	16,112
Welltower, Inc.		229,345	12,483
Weyerhaeuser Co.		185,934	6,508

			647,659

Total Real Estate Investment Trusts (Cost $646,001)			650,137

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.8%

CERTIFICATES OF DEPOSIT 0.3%
Barclays Bank PLC
2.355% due 05/17/2018		$4,800	4,803

COMMERCIAL PAPER 1.1%
Bank of Montreal
1.475% due 04/09/2018	CAD	2,100	1,629
1.479% due 04/02/2018		500	388
1.489% due 04/04/2018		2,184	1,695
Canadian Imperial Bank of Commerce
1.487% due 04/12/2018		1,300	1,008
1.488% due 04/16/2018		2,800	2,172
1.489% due 04/16/2018		1,900	1,474
HSBC Bank Canada
1.505% due 04/06/2018		2,500	1,940
1.514% due 04/04/2018		3,700	2,871
1.516% due 04/11/2018		100	77
National Bank of Canada
1.474% due 04/13/2018		500	388
Royal Bank of Canada
1.439% due 04/05/2018		300	233
1.486% due 04/12/2018		1,000	776
1.487% due 04/18/2018		200	155
1.497% due 04/09/2018		500	388
1.500% due 04/06/2018		2,416	1,875
1.501% due 04/04/2018		3,700	2,871
1.501% due 04/16/2018		100	77
Toronto Dominion Bank
1.501% due 04/04/2018		1,100	853
1.507% due 04/02/2018		1,600	1,242
Toronto-Dominion Bank
1.501% due 04/06/2018		100	78

			22,190

REPURCHASE AGREEMENTS (h) 0.0%
	$		534

ARGENTINA TREASURY BILLS 0.4%
20.347% due 04/13/2018 - 11/16/2018 (c)(d)	ARS	28,850	7,703

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FRANCE TREASURY BILLS 0.0%
(0.963)% due 04/05/2018 (d)(e)	EUR	300	$369

GREECE TREASURY BILLS 0.4%
1.211% due 08/31/2018 (d)(e)		6,760	8,283

ITALY TREASURY BILLS 0.1%
(0.691)% due 04/13/2018 - 04/30/2018 (c)(d)		2,300	2,831

JAPAN TREASURY BILLS 5.7%
(0.227)% due 04/05/2018 - 05/21/2018 (c)(d)	JPY	11,652,900	109,525

SPAIN TREASURY BILLS 0.0%
(1.080)% due 04/06/2018 (d)(e)	EUR	200	246

U.K. TREASURY BILLS 0.4%
0.229% due 04/03/2018 - 04/20/2018 (c)(d)	GBP	5,000	7,014

U.S. TREASURY BILLS 0.4%
1.471% due 04/19/2018 - 04/26/2018 (c)(d)(l)(n)		$7,819	7,811

Total Short-Term Instruments (Cost $169,193)			171,309

Total Investments in Securities (Cost $3,323,609)			3,317,019

		SHARES
INVESTMENTS IN AFFILIATES 0.3%

SHORT-TERM INSTRUMENTS 0.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short-Term Floating NAV Portfolio III		604,235	5,972

Total Short-Term Instruments (Cost $5,972)			5,972

Total Investments in Affiliates (Cost $5,972)			5,972

Total Investments 171.6% (Cost $3,329,581)			$3,322,991

Financial Derivative Instruments (k)(m) (1.3)% (Cost or Premiums, net $461)			(25,333)

Other Assets and Liabilities, net (70.3)%			(1,361,702)

Net Assets 100.0%			$1,935,956

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	51

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$534	Federal Home Loan Bank 2.250% due 1/21/2029	$(547)	$534	$534

Total Repurchase Agreements						$(547)	$534	$534

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	1.920%	03/23/2018	04/23/2018	$(17,355)	$(17,364)
BOS	1.600	02/06/2018	04/05/2018	(2,178)	(2,183)
	1.670	02/05/2018	05/07/2018	(839)	(841)
	1.680	01/26/2018	04/26/2018	(12,006)	(12,043)
	1.700	03/01/2018	04/12/2018	(5,684)	(5,693)
	1.700	03/21/2018	04/16/2018	(32,565)	(32,584)
	1.780	03/28/2018	04/17/2018	(2,245)	(2,246)
	1.880	03/14/2018	04/13/2018	(155,900)	(156,055)
	2.040	03/21/2018	04/04/2018	(106,348)	(106,420)
	2.040	03/28/2018	04/04/2018	(6,345)	(6,347)
BSN	1.550	01/03/2018	04/03/2018	(54,034)	(54,241)
	1.550	01/24/2018	04/03/2018	(5,382)	(5,398)
	1.580	01/16/2018	04/13/2018	(18,082)	(18,142)
	1.610	01/24/2018	04/24/2018	(202,653)	(203,269)
	1.610	02/06/2018	04/24/2018	(2,991)	(2,998)
CIB	1.640	02/12/2018	04/12/2018	(35,147)	(35,225)
	1.850	03/09/2018	04/06/2018	(35,357)	(35,401)
DEU	2.050	03/26/2018	04/02/2018	(2,441)	(2,442)
GRE	1.690	02/26/2018	04/26/2018	(15,752)	(15,778)
	1.690	03/28/2018	04/10/2018	(3,384)	(3,385)
	1.740	03/28/2018	04/12/2018	(6,345)	(6,347)
	1.950	03/20/2018	04/20/2018	(18,590)	(18,603)
	1.950	03/28/2018	04/20/2018	(19,881)	(19,886)
	2.050	03/29/2018	04/05/2018	(1,375)	(1,375)
	2.200	03/28/2018	04/04/2018	(17,975)	(17,981)
IND	1.600	01/17/2018	04/17/2018	(16,157)	(16,211)
	1.600	01/18/2018	04/18/2018	(16,250)	(16,303)
	1.620	02/07/2018	04/09/2018	(32,034)	(32,112)
	1.630	03/23/2018	04/10/2018	(31,327)	(31,341)
	1.700	02/27/2018	04/10/2018	(74,265)	(74,384)
	1.900	03/26/2018	04/26/2018	(7,224)	(7,227)
JPS	1.700	03/22/2018	04/05/2018	(5,292)	(5,295)
	1.700	03/23/2018	04/06/2018	(3,142)	(3,143)
SCX	1.640	01/19/2018	04/19/2018	(27,049)	(27,139)
	1.640	02/05/2018	04/19/2018	(10,487)	(10,514)

Total Reverse Repurchase Agreements					$(1,005,916)

52	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	1.970%	03/16/2018	04/06/2018	$(49,625)	$(49,614)
BPG	2.160	03/27/2018	04/03/2018	(2,638)	(2,638)
TDM	1.650	01/29/2018	04/13/2018	(20,984)	(20,973)
	1.680	02/16/2018	04/13/2018	(1,053)	(1,052)
UBS	1.560	01/09/2018	04/06/2018	(4,514)	(4,514)
	1.600	02/05/2018	04/02/2018	(28,553)	(28,554)

Total Sale-Buyback Transactions					$(107,345)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.3)%
Fannie Mae, TBA	3.000%	04/01/2048	$14,000	$(13,554)	$(13,644)
Fannie Mae, TBA	3.000	05/01/2048	30,100	(29,315)	(29,294)
Fannie Mae, TBA	3.500	04/01/2048	1,212	(1,213)	(1,214)
Fannie Mae, TBA	3.500	05/01/2048	20,000	(19,933)	(19,999)

Total Short Sales (3.3)%				$(64,015)	$(64,151)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOM	$0	$(17,364)	$0	$(17,364)	$17,383	$19
BOS	0	(324,412)	0	(324,412)	324,166	(246)
BSN	0	(284,048)	0	(284,048)	284,007	(41)
CIB	0	(70,626)	0	(70,626)	70,729	103
DEU	0	(2,442)	0	(2,442)	2,441	(1)
FICC	534	0	0	534	(547)	(13)
GRE	0	(83,355)	0	(83,355)	83,278	(77)
IND	0	(177,578)	0	(177,578)	177,599	21
JPS	0	(8,438)	0	(8,438)	8,482	44
SCX	0	(37,653)	0	(37,653)	37,702	49
Master Securities Forward Transaction Agreement
BCY	0	0	(49,614)	(49,614)	49,656	42
BPG	0	0	(2,638)	(2,638)	2,637	(1)
TDM	0	0	(22,025)	(22,025)	22,000	(25)
UBS	0	0	(33,068)	(33,068)	32,949	(119)

Total Borrowings and Other Financing Transactions	$534	$(1,005,916)	$(107,345)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(1,005,075)	$(841)	$0	$(1,005,916)

Total	$0	$(1,005,075)	$(841)	$0	$(1,005,916)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(107,345)	0	0	(107,345)

Total	$0	$(107,345)	$0	$0	$(107,345)

Total Borrowings	$0	$(1,112,420)	$(841)	$0	$(1,113,261)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(1,113,261)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	53

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

(k)	Securities with an aggregate market value of $1,114,322 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(713,749) at a weighted average interest rate of 1.298%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period

(3)	Payable for sale-buyback transactions includes $(23) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	$107.000	05/25/2018	19	$19	$0	$0
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	107.250	05/25/2018	182	182	2	2
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	107.500	05/25/2018	309	309	3	2
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	107.500	05/25/2018	16	16	0	0
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	112.000	05/25/2018	42	42	1	0
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	112.500	05/25/2018	375	375	3	1
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	113.500	05/25/2018	150	150	1	2
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	130.500	05/25/2018	26	26	0	0
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	131.000	05/25/2018	4	4	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	174.000	05/25/2018	10	10	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	175.000	05/25/2018	755	755	6	11
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	178.000	05/25/2018	285	285	2	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond June 2018 Futures	215.000	05/25/2018	7	7	0	0

					$18	$18

Total Purchased Options					$18	$18

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note May 2018 Futures	$ 120.000	04/20/2018	218	$218	$(61)	$(21)
Call - CBOT U.S. Treasury 10-Year Note May 2018 Futures	121.500	04/20/2018	218	218	(44)	(68)
Put - CBOT U.S. Treasury 30-Year Bond May 2018 Futures	143.000	04/20/2018	48	48	(42)	(6)
Call - CBOT U.S. Treasury 30-Year Bond May 2018 Futures	145.000	04/20/2018	64	64	(68)	(133)

					$(215)	$(228)

Total Written Options					$(215)	$(228)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	11	$	2,681	$(6)	$0	$(1)
90-Day Eurodollar December Futures	12/2019	11		2,673	(7)	0	0
90-Day Eurodollar June Futures	06/2018	11		2,687	(6)	0	(1)
90-Day Eurodollar June Futures	06/2019	11		2,676	(7)	0	0
90-Day Eurodollar March Futures	03/2019	11		2,679	(6)	0	0
90-Day Eurodollar September Futures	09/2018	11		2,685	(5)	0	0
90-Day Eurodollar September Futures	09/2019	11		2,675	(7)	0	0
Call Options Strike @ EUR 170.000 on Euro-OAT France Government 10-Year Bond June 2018 Futures	05/2018	173	EUR	2	0	0	0
Euro-Bobl June Futures	06/2018	4		646	4	1	0
Euro-Bund 10-Year Bond June Futures	06/2018	211		41,392	711	52	0
Put Options Strike @ EUR 126.500 on Euro-Bobl June 2018 Futures	05/2018	215		1	0	0	0
Put Options Strike @ EUR 149.500 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	211		3	0	0	0
U.S. Treasury 5-Year Note June Futures	06/2018	510	$	58,375	228	56	0
U.S. Treasury 10-Year Note June Futures	06/2018	391		47,366	244	91	0

					$1,143	$200	$(2)

54	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Australia Government 10-Year Bond June Futures	06/2018	40	AUD	(3,982)	$(72)	$3	$(20)
Euro-BTP Italy Government Bond June Futures	06/2018	78	EUR	(11,880)	(117)	0	(53)
Euro-OAT France Government 10-Year Bond June Futures	06/2018	173		(32,907)	(691)	0	(60)
Japan Government 10-Year Bond June Futures	06/2018	59	JPY	(83,600)	(36)	50	(6)
Put Options Strike @ EUR 129.000 on Euro-Bobl June 2018 Futures	05/2018	104	EUR	(1)	39	1	0
Put Options Strike @ EUR 130.000 on Euro-Bobl June 2018 Futures	05/2018	107		(6)	37	4	0
U.S. Treasury 30-Year Bond June Futures	06/2018	956	$	(140,174)	(3,855)	0	(717)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	7		(1,123)	(37)	0	(8)
United Kingdom Long Gilt June Futures	06/2018	293	GBP	(50,489)	(902)	0	(279)

					$(5,634)	$58	$(1,143)

Total Futures Contracts					$(4,491)	$258	$(1,145)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.311%	EUR 860	$14	$7	$21	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$	31,812	$(2,109)	$(3)	$(2,112)	$0	$(130)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	6,900	(121)	(87)	(208)	0	(6)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		22,900	(607)	(52)	(659)	0	(16)

						$(2,837)	$(142)	$(2,979)	$0	$(152)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	1-Day EUR-EONIA Compounded-OIS	0.050%	Annual	09/19/2021	EUR	6,100	$(6)	$18	$12	$4	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000	Annual	12/15/2047	$	7,360	22	568	590	0	(11)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		1,500	4	(22)	(18)	0	(2)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047		2,733	19	(81)	(62)	0	(5)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		1,760	4	(52)	(48)	0	(3)
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	8,100	25	(126)	(101)	0	(42)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/15/2018	$	19,600	64	(51)	13	0	(3)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		300	(2)	3	1	0	0
Receive(6)	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		84,800	1,660	(213)	1,447	0	(5)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		51,400	1,415	(2,180)	(765)	26	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		123,600	156	(2,007)	(1,851)	60	0
Pay(6)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		28,500	(1,101)	112	(989)	20	0
Pay(6)	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		20,500	0	(94)	(94)	19	0
Pay(6)	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		9,000	0	(47)	(47)	9	0
Pay(6)	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		9,000	0	(44)	(44)	9	0
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		10,900	(88)	(58)	(146)	11	0
Receive(6)	3-Month USD-LIBOR	2.300	Semi-Annual	04/27/2026		9,400	(37)	262	225	0	(14)
Receive(6)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		7,300	(11)	329	318	0	(11)
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		50,800	856	1,025	1,881	0	(75)
Receive(6)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		59,800	582	614	1,196	0	(86)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		40,770	(1,185)	4,232	3,047	0	(63)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		11,700	(123)	354	231	0	(23)
Receive(6)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028		39,140	(258)	(51)	(309)	0	(61)
Receive(6)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		51,400	2,836	(394)	2,442	0	(110)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		5,932	286	(180)	106	0	(35)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	55

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	3-Month USD-LIBOR	2.500%	Semi-Annual	06/20/2048	$	12,380	$1,383	$(411)	$972	$0	$(73)
Receive(6)	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048		740	0	(14)	(14)	0	(5)
Receive(6)	3-Month USD-LIBOR	2.951	Semi-Annual	11/19/2048		2,000	0	(29)	(29)	0	(12)
Receive(6)	3-Month USD-LIBOR	2.953	Semi-Annual	12/12/2048		1,300	0	(19)	(19)	0	(8)
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	09/19/2048	EUR	10,800	208	(152)	56	21	0
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048	GBP	6,650	(350)	(186)	(536)	0	(56)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	2,680,000	(48)	(17)	(65)	9	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		490,000	(8)	5	(3)	2	0
Receive(6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		2,340,000	(125)	(55)	(180)	12	0
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		84,100	(253)	111	(142)	1	0
Pay	28-Day MXN-TIIE	7.200	Lunar	06/05/2024	MXN	86,700	1	(63)	(62)	14	0
Pay	28-Day MXN-TIIE	7.733	Lunar	02/25/2027		8,700	13	(9)	4	2	0
Pay	28-Day MXN-TIIE	7.200	Lunar	06/11/2027		18,000	9	(39)	(30)	4	0
Pay	28-Day MXN-TIIE	8.280	Lunar	11/28/2036		700	4	(2)	2	0	0
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037		6,840	0	(17)	(17)	2	0
Pay	CPTFEMU	1.295	Maturity	03/15/2021	EUR	6,100	0	4	4	0	(1)
Receive	CPTFEMU	1.360	Maturity	06/15/2027		7,100	(106)	(22)	(128)	6	0
Receive	CPTFEMU	1.520	Maturity	11/15/2027		17,990	(21)	26	5	19	0
Receive	CPTFEMU	1.535	Maturity	03/15/2028		6,100	1	10	11	5	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		1,500	(2)	(12)	(14)	0	(1)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		1,500	4	23	27	0	0
Pay	CPURNSA	1.580	Maturity	05/23/2018	$	45,500	24	339	363	15	0
Pay	CPURNSA	2.070	Maturity	03/23/2019		65,340	4	11	15	39	0
Pay	CPURNSA	2.168	Maturity	07/15/2020		9,600	0	37	37	10	0
Pay	CPURNSA	2.027	Maturity	11/23/2020		5,500	0	47	47	5	0
Pay	CPURNSA	2.021	Maturity	11/25/2020		5,200	0	45	45	5	0
Pay	CPURNSA	1.550	Maturity	07/26/2021		4,500	152	(2)	150	4	0
Pay	CPURNSA	1.603	Maturity	09/12/2021		3,400	102	(1)	101	3	0
Pay	CPURNSA	2.069	Maturity	07/15/2022		3,500	0	35	35	3	0
Pay	CPURNSA	2.210	Maturity	02/05/2023		18,420	0	20	20	11	0
Receive	CPURNSA	1.730	Maturity	07/26/2026		4,500	(241)	8	(233)	0	(4)
Receive	CPURNSA	1.801	Maturity	09/12/2026		3,400	(157)	7	(150)	0	(3)
Receive	CPURNSA	2.180	Maturity	09/20/2027		3,480	0	(51)	(51)	0	(2)
Receive	CPURNSA	2.150	Maturity	09/25/2027		3,400	0	(60)	(60)	0	(2)
Receive	CPURNSA	2.156	Maturity	10/17/2027		7,700	0	(130)	(130)	0	(4)
Receive	CPURNSA	2.335	Maturity	02/05/2028		9,350	20	24	44	0	(1)
Pay	FRCPXTOB	1.165	Maturity	03/15/2020	EUR	6,630	0	(2)	(2)	0	(2)
Receive	FRCPXTOB	1.350	Maturity	01/15/2023		5,460	2	17	19	0	0
Receive	FRCPXTOB	1.575	Maturity	01/15/2028		1,470	0	11	11	0	0
Receive	FRCPXTOB	1.590	Maturity	02/15/2028		9,630	0	90	90	1	0
Receive	FRCPXTOB	1.606	Maturity	02/15/2028		1,350	0	15	15	0	0
Receive	FRCPXTOB	1.910	Maturity	01/15/2038		1,680	5	53	58	0	(1)
Receive	UKRPI	3.350	Maturity	05/15/2030	GBP	700	(13)	36	23	0	0
Receive	UKRPI	3.400	Maturity	06/15/2030		13,170	61	482	543	8	0
Receive	UKRPI	3.325	Maturity	08/15/2030		9,600	(265)	396	131	0	(18)
Receive	UKRPI	3.300	Maturity	12/15/2030		5,200	(290)	252	(38)	0	(4)
Receive	UKRPI	3.140	Maturity	04/15/2031		2,100	(230)	94	(136)	2	0
Receive	UKRPI	3.100	Maturity	06/15/2031		2,800	(363)	117	(246)	0	(1)
Receive	UKRPI	3.470	Maturity	09/15/2032		13,140	(7)	267	260	0	(16)
Pay	UKRPI	3.585	Maturity	10/15/2046		4,130	(295)	(200)	(495)	38	0
Pay	UKRPI	3.428	Maturity	03/15/2047		4,370	251	(178)	73	44	0

							$4,588	$2,828	$7,416	$443	$(763)

Total Swap Agreements							$1,765	$2,693	$4,458	$443	$(915)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$18	$258	$443	$719	$(228)	$(1,145)	$(915)	$(2,288)

(l)	Securities with an aggregate market value of $12,281 and cash of $6,636 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

56	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2018	ARS	45,377		$2,242	$0	$(11)
	04/2018	AUD	17,935		14,120	345	0
	04/2018	DKK	13,767		2,207	0	(66)
	04/2018	EUR	700		865	4	0
	04/2018	JPY	1,725,650		15,465	10	(765)
	04/2018		$232	RUB	13,570	4	0
	05/2018		2,216	ARS	45,377	5	0
	05/2018		2,272	ZAR	27,464	36	0
	05/2018	ZAR	28,017		$2,315	0	(40)
BPS	04/2018	JPY	140,000		1,265	0	(52)
	04/2018		$1,325	ARS	27,195	25	0
	04/2018		4,843	EUR	3,907	0	(36)
	05/2018	JPY	817,900		$7,681	0	(24)
	05/2018		$729	MXN	13,776	24	0
	06/2018		120	ARS	2,413	0	(5)
BRC	04/2018	GBP	2,500		$3,499	0	(11)
	04/2018		$887	ARS	18,182	16	0
CBK	04/2018	CAD	500		$383	0	(6)
	04/2018	DKK	3,688		586	0	(22)
	04/2018	EUR	2,500		3,105	23	0
	04/2018	GBP	45,183		63,534	148	(8)
	04/2018	JPY	2,209,900		20,912	136	0
	04/2018		$2,888	DKK	17,454	0	(7)
	04/2018		18,532	GBP	13,282	103	0
	05/2018	JPY	2,990,000		$27,502	0	(643)
	07/2018	DKK	17,454		2,908	8	0
	07/2018		$3,815	COP	10,932,701	82	0
DUB	04/2018	EUR	300		$371	2	0
	04/2018		$13,880	AUD	17,935	0	(105)
	04/2018		3,884	RUB	220,827	0	(37)
	05/2018	AUD	17,935		$13,881	106	0
	05/2018	EUR	700		867	3	0
GLM	04/2018	CAD	16,200		12,561	11	(25)
	04/2018	DKK	1,414		217	0	(17)
	04/2018	EUR	45,315		56,050	292	0
	04/2018		$7,378	GBP	5,316	81	0
	05/2018	JPY	280,100		$2,636	0	(2)
HUS	04/2018	CAD	19,072		15,051	268	(21)
	04/2018	RUB	234,397		4,108	25	0
	04/2018		$405	ARS	8,364	6	0
	04/2018		27,751	GBP	19,517	0	(369)
	04/2018		4,104	RUB	234,398	0	(25)
	05/2018	GBP	19,517		$27,784	368	0
	05/2018		$103	MXN	1,923	2	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	57

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2018		$2,048	RUB	118,737	$11	$0
	06/2018	KRW	4,323,645		$4,004	0	(74)
	06/2018		$2,700	IDR	37,282,820	0	0
	08/2018	EUR	6,760		$8,377	0	(36)
JPM	04/2018	CAD	9,400		7,256	8	(49)
	04/2018	EUR	200		248	2	0
	04/2018	GBP	800		1,113	0	(10)
	04/2018	JPY	150,000		1,355	0	(56)
	04/2018	NZD	15,359		11,262	162	0
	04/2018		$21,175	CAD	27,256	0	(18)
	04/2018		7,463	GBP	5,368	68	0
	05/2018	CAD	27,256		$21,186	18	0
	05/2018	CHF	124		134	4	0
MSB	04/2018	EUR	3,200		3,962	17	0
	04/2018	JPY	2,017,126		18,950	0	(13)
	05/2018		1,370,000		12,738	7	(179)
	05/2018		$1,526	ARS	31,996	23	0
	06/2018		123	MYR	481	2	0
SCX	06/2018		4,833	INR	318,289	16	0
SOG	06/2018	RUB	348,448		$5,981	0	(53)
	08/2018		$203	ARS	4,221	0	(9)
TOR	04/2018		7,418	EUR	5,982	0	(57)
	05/2018	EUR	5,982		$7,433	57	0
UAG	04/2018	JPY	416,550		3,828	9	(101)
	04/2018		$43,878	EUR	35,426	0	(288)
	04/2018		13,847	JPY	1,454,326	0	(179)
	04/2018		11,199	NZD	15,359	0	(99)
	05/2018	EUR	35,426		$43,969	289	0
	05/2018	JPY	2,444,326		22,971	183	(223)
	05/2018	NZD	15,359		11,197	98	0

Total Forward Foreign Currency Contracts						$3,107	$(3,741)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
GLM	Call - OTC EUR versus USD	$1.348	01/24/2019	EUR	1,160	$14	$11

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	06/15/2018	$2,600	$261	$1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	2,600	260	396
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	15,650	182	241
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	1,850	185	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	1,850	185	282

							$ 1,073	$920

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.170%	3-Month USD-LIBOR	04/03/2018	$104,600	$31	$0
	Put - OTC 1-Year Interest Rate Floor(1)	0.174	3-Month USD-LIBOR	06/11/2018	64,700	26	2

						$57	$2

Total Purchased Options						$1,144	$933

58	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850%	05/16/2018		$3,200	$(3)	$(2)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		3,600	(4)	(4)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		6,100	(9)	(7)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		2,600	(5)	(4)
	Call - OTC iTraxx Europe 29 5-Year Index	Buy	0.500	06/20/2018	EUR	22,100	(14)	(10)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.800	06/20/2018		22,100	(40)	(36)
CBK	Put - OTC CDX.IG-29 5-Year Index	Sell	0.700	04/18/2018		$21,800	(28)	(7)
	Put - OTC CDX.IG-29 5-Year Index	Sell	0.850	04/18/2018		22,000	(26)	(2)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		3,200	(4)	(4)
DBL	Call - OTC iTraxx Europe 28 5-Year Index	Buy	0.475	04/18/2018	EUR	9,900	(9)	(4)
	Put - OTC iTraxx Europe 28 5-Year Index	Sell	0.700	04/18/2018		9,900	(10)	(2)
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		$2,800	(5)	(4)
FBF	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018		5,400	(7)	(3)
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	06/20/2018		3,000	(5)	(4)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		5,400	(7)	(6)

							$(176)	$(99)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Put - OTC EUR versus USD	$1.215	01/24/2019	EUR	1,160	$(23)	$(17)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date(2)	Notional Amount			Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	04/07/2020	$		4,300	$(38)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020			900	(12)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035		EUR	6,300	(287)	(36)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	$		36,100	(263)	(3)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024			3,200	(22)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020			27,700	(313)	(40)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020			10,100	(186)	(23)

								$(1,121)	$(102)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.155%	3-Month USD-LIBOR	04/03/2018	$104,600	$(37)	$0
	Put - OTC 1-Year Interest Rate Floor(1)	0.155	3-Month USD-LIBOR	06/11/2018	64,700	(26)	(1)
	Call - OTC 1-Year Interest Rate Floor(1)	0.000	3-Month USD-LIBOR	01/02/2020	154,600	(120)	(208)

						$(183)	$(209)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	$98.906	05/07/2018	$21,800	$(107)	$(26)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	99.906	05/07/2018	21,800	(99)	(123)

					$(206)	$(149)

Total Written Options					$(1,709)	$(576)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	59

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Brazil Government International Bond	1.000%	Quarterly	06/20/2021	1.020%	$400	$(34)	$34	$0	$0
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.020	800	(69)	69	0	0
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.020	5,000	(347)	346	0	(1)
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.314	1,300	(84)	68	0	(16)
JPM	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.020	500	(35)	35	0	0

							$(569)	$552	$0	$(17)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay(7)	1-Year ILS-TELBOR	1.998%	Annual	06/20/2028	ILS	3,110	$0	$17	$17	$0
	Pay	CPURNSA	1.570	Maturity	11/23/2020	$	35,400	0	881	881	0
BRC	Receive(7)	1-Year ILS-TELBOR	0.374	Annual	06/20/2020	ILS	12,950	0	(4)	0	(4)
	Pay(7)	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		2,790	0	12	12	0
DUB	Receive(7)	1-Year ILS-TELBOR	0.414	Annual	06/20/2020		12,070	0	(7)	0	(7)
	Pay	CPURNSA	2.500	Maturity	07/15/2022		$3,600	26	(319)	0	(293)
	Pay	CPURNSA	2.560	Maturity	05/08/2023		33,100	0	(2,726)	0	(2,726)
GLM	Receive	1-Year ILS-TELBOR	0.290	Annual	02/16/2020	ILS	23,820	0	(7)	0	(7)
	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020		14,810	0	(1)	0	(1)
	Receive(7)	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		9,980	1	(4)	0	(3)
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		5,020	0	39	39	0
	Pay(7)	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		2,130	0	12	12	0
	Pay	CPURNSA	2.060	Maturity	05/12/2025	$	30,700	0	(255)	0	(255)
HUS	Receive(7)	1-Year ILS-TELBOR	0.370	Annual	06/20/2020	ILS	7,770	0	(2)	0	(2)
	Pay(7)	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		1,660	0	9	9	0
JPM	Pay(7)	1-Year ILS-TELBOR	2.078	Annual	06/20/2028		2,570	0	20	20	0
MYC	Receive	CPURNSA	1.805	Maturity	09/20/2026	$	1,300	0	(58)	0	(58)

								$27	$(2,393)	$990	$(3,356)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	DWRTFT Index	131	1-Month USD-LIBOR plus a specified spread	Monthly	09/12/2018	$1,177	$0	$4	$4	$0
BRC	Receive	DWRTFT Index	49,305	1-Month USD-LIBOR plus a specified spread	Maturity	05/09/2018	474,364	0	(30,315)	0	(30,315)
GST	Receive	DWRTFT Index	12,848	1-Month USD-LIBOR plus a specified spread	Monthly	05/09/2018	120,924	0	(5,208)	819	(6,027)
JPM	Receive	DWRTFT Index	26,358	1-Month USD-LIBOR plus a specified spread	Monthly	08/22/2018	228,877	0	8,501	8,501	0
MYI	Receive	DWRTFT Index	22,867	1-Month USD-LIBOR plus a specified spread	Monthly	06/07/2018	205,518	0	582	582	0
	Receive	DWRTFT Index	9,592	1-Month USD-LIBOR plus a specified spread	Monthly	07/25/2018	86,208	0	242	242	0
	Receive	DWRTFT Index	15,709	1-Month USD-LIBOR plus a specified spread	Monthly	09/12/2018	136,592	0	4,889	4,889	0
UBS	Receive	DWRTFT Index	7,687	1-Month USD-LIBOR plus a specified spread	Monthly	05/23/2018	69,087	0	201	201	0

								$0	$(21,104)	$15,238	$(36,342)

Total Swap Agreements								$(542)	$(22,945)	$16,228	$(39,715)

60	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(8)
BOA	$404	$0	$898	$1,302	$(882)	$(6)	$0	$(888)	$414	$(280)	$134
BPS	49	0	4	53	(117)	(7)	0	(124)	(71)	0	(71)
BRC	16	0	12	28	(11)	(50)	(30,319)	(30,380)	(30,352)	31,077	725
CBK	500	0	0	500	(686)	(13)	0	(699)	(199)	557	358
DBL	0	0	0	0	0	(6)	0	(6)	(6)	0	(6)
DUB	111	397	0	508	(142)	(4)	(3,026)	(3,172)	(2,664)	2,617	(47)
FAR	0	0	0	0	0	(149)	0	(149)	(149)	0	(149)
FBF	0	0	0	0	0	(3)	0	(3)	(3)	49	46
GLM	384	11	51	446	(44)	(53)	(266)	(363)	83	(340)	(257)
GST	0	0	819	819	0	(4)	(6,027)	(6,031)	(5,212)	5,310	98
HUS	680	0	9	689	(525)	0	(19)	(544)	145	(300)	(155)
JPM	262	0	8,521	8,783	(133)	(72)	0	(205)	8,578	(8,978)	(400)
MSB	49	0	0	49	(192)	0	0	(192)	(143)	427	284
MYC	0	243	0	243	0	(209)	(58)	(267)	(24)	(383)	(407)
MYI	0	0	5,713	5,713	0	0	0	0	5,713	(6,350)	(637)
NGF	0	282	0	282	0	0	0	0	282	(251)	31
SCX	16	0	0	16	0	0	0	0	16	0	16
SOG	0	0	0	0	(62)	0	0	(62)	(62)	0	(62)
TOR	57	0	0	57	(57)	0	0	(57)	0	0	0
UAG	579	0	0	579	(890)	0	0	(890)	(311)	0	(311)
UBS	0	0	201	201	0	0	0	0	201	0	201

Total Over the Counter	$3,107	$933	$16,228	$20,268	$(3,741)	$(576)	$(39,715)	$(44,032)

(n)	Securities with an aggregate market value of $40,037 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	YOY options may have a series of expirations.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(7)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(8)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	61

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$18	$18
Futures	0	0	0	0	258	258
Swap Agreements	0	0	0	0	443	443

	$0	$0	$0	$0	$719	$719

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,107	$0	$3,107
Purchased Options	0	0	0	11	922	933
Swap Agreements	0	0	15,238	0	990	16,228

	$0	$0	$15,238	$3,118	$1,912	$20,268

	$0	$0	$15,238	$3,118	$2,631	$20,987

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$228	$228
Futures	0	0	0	0	1,145	1,145
Swap Agreements	0	152	0	0	763	915

	$0	$152	$0	$0	$2,136	$2,288

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,741	$0	$3,741
Written Options	0	99	0	17	460	576
Swap Agreements	0	17	36,342	0	3,356	39,715

	$0	$116	$36,342	$3,758	$3,816	$44,032

	$0	$268	$36,342	$3,758	$5,952	$46,320

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$4	$4
Written Options	0	0	0	0	1,898	1,898
Futures	(540)	0	0	0	3,737	3,197
Swap Agreements	0	(1,774)	0	0	6,698	4,924

	$(540)	$(1,774)	$0	$0	$12,337	$10,023

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(9,218)	$0	$(9,218)
Purchased Options	0	0	0	28	(1,674)	(1,646)
Written Options	0	38	0	243	2,893	3,174
Swap Agreements	0	290	(71,806)	(8)	(357)	(71,881)

	$0	$328	$(71,806)	$(8,955)	$862	$(79,571)

	$(540)	$(1,446)	$(71,806)	$(8,955)	$13,199	$(69,548)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$91	$91
Written Options	0	0	0	0	(207)	(207)
Futures	0	0	0	0	(4,802)	(4,802)
Swap Agreements	0	(136)	0	0	(2,981)	(3,117)

	$0	$(136)	$0	$0	$(7,899)	$(8,035)

62	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(54)	$0	$(54)
Purchased Options	0	0	0	(3)	459	456
Written Options	0	76	0	30	(1,747)	(1,641)
Swap Agreements	0	96	(14,186)	0	423	(13,667)

	$0	$172	$(14,186)	$(27)	$(865)	$(14,906)

	$0	$36	$(14,186)	$(27)	$(8,764)	$(22,941)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$200	$0	$200
Corporate Bonds & Notes
Banking & Finance	0	45,951	0	45,951
Industrials	0	6,414	0	6,414
Utilities	0	24,059	0	24,059
U.S. Government Agencies	0	277,903	0	277,903
U.S. Treasury Obligations	0	1,899,763	0	1,899,763
Non-Agency Mortgage-Backed Securities	0	12,958	0	12,958
Asset-Backed Securities	0	79,927	500	80,427
Sovereign Issues	0	116,485	0	116,485
Common Stocks
Consumer Discretionary	25,101	0	0	25,101
Information Technology	6,312	0	0	6,312
Real Estate Investment Trusts
Financials	2,478	0	0	2,478
Real Estate	647,659	0	0	647,659
Short-Term Instruments
Certificates of Deposit	0	4,803	0	4,803
Commercial Paper	0	22,190	0	22,190
Repurchase Agreements	0	534	0	534
Argentina Treasury Bills	0	7,703	0	7,703
France Treasury Bills	0	369	0	369
Greece Treasury Bills	0	8,283	0	8,283
Italy Treasury Bills	0	2,831	0	2,831
Japan Treasury Bills	0	109,525	0	109,525
Spain Treasury Bills	0	246	0	246
U.K. Treasury Bills	0	7,014	0	7,014
U.S. Treasury Bills	0	7,811	0	7,811

	$681,550	$2,634,969	$500	$3,317,019

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,972	$0	$0	$5,972

Total Investments	$687,522	$2,634,969	$500	$3,322,991

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(64,151)	$0	$(64,151)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	258	461	0	719
Over the counter	0	20,268	0	20,268

	$258	$20,729	$0	$20,987

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,145)	(1,143)	0	(2,288)
Over the counter	0	(44,032)	0	(44,032)

	$(1,145)	$(45,175)	$0	$(46,320)

Total Financial Derivative Instruments	$(887)	$(24,446)	$0	$(25,333)

Totals	$686,635	$2,546,372	$500	$3,233,507

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	63

Consolidated Schedule of Investments PIMCO  CommoditiesPLUS® Strategy Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.6%

CORPORATE BONDS & NOTES 10.9%

BANKING & FINANCE 4.2%
ABN AMRO Bank NV
1.800% due 09/20/2019		$300	$295
AerCap Ireland Capital DAC
3.750% due 05/15/2019		4,300	4,328
4.250% due 07/01/2020		1,000	1,018
4.625% due 10/30/2020		1,000	1,030
Akelius Residential Property AB
3.375% due 09/23/2020	EUR	100	132
Ally Financial, Inc.
3.250% due 11/05/2018		$200	201
3.500% due 01/27/2019		500	502
3.600% due 05/21/2018		1,600	1,602
3.750% due 11/18/2019		1,000	1,005
4.125% due 03/30/2020		2,100	2,113
4.250% due 04/15/2021		2,200	2,219
4.750% due 09/10/2018		1,400	1,414
7.500% due 09/15/2020		100	108
8.000% due 03/15/2020		400	431
8.000% due 11/01/2031		300	368
American Tower Corp.
2.800% due 06/01/2020		2,100	2,085
3.450% due 09/15/2021		1,500	1,504
5.050% due 09/01/2020		500	521
Aviation Capital Group LLC
7.125% due 10/15/2020		600	655
Barclays Bank PLC
7.625% due 11/21/2022 (h)		400	440
Barclays PLC
8.000% due 12/15/2020 •(g)(h)	EUR	200	281
CIT Group, Inc.
3.875% due 02/19/2019		$900	907
5.375% due 05/15/2020		1,591	1,645
5.500% due 02/15/2019		1,137	1,166
Compass Bank
2.750% due 09/29/2019		1,700	1,691
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020		2,600	2,575
Deutsche Bank AG
2.500% due 02/13/2019		1,400	1,395
4.250% due 10/14/2021		5,400	5,488
Dexia Credit Local S.A.
2.225% (US0003M + 0.200%) due 06/05/2018 ~		20,700	20,704
Equinix, Inc.
2.875% due 02/01/2026	EUR	300	352
Ford Motor Credit Co. LLC
2.597% due 11/04/2019		$2,600	2,580
3.157% due 08/04/2020		2,300	2,289
General Motors Financial Co., Inc.
3.200% due 07/13/2020		2,700	2,696
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		4,500	4,406
HSBC USA, Inc.
3.166% (US0003M + 0.880%) due 09/24/2018 ~		400	401
ICICI Bank Ltd.
4.800% due 05/22/2019		700	713
ING Bank NV
2.450% due 03/16/2020		2,500	2,471
International Lease Finance Corp.
6.250% due 05/15/2019		2,100	2,173
8.250% due 12/15/2020		2,900	3,237
Lloyds Banking Group PLC
3.000% due 02/04/2019 (i)		1,300	1,293
3.000% due 10/11/2019 (i)		1,500	1,497
7.875% due 06/27/2029 •(g)(h)	GBP	1,300	2,205
Nationwide Building Society
6.875% due 06/20/2019 •(g)(h)		200	293
Navient Corp.
4.875% due 06/17/2019		$5,150	5,204

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 10/26/2020		$300	$303
5.500% due 01/15/2019		4,700	4,763
5.875% due 03/25/2021		200	205
8.000% due 03/25/2020		6,100	6,496
8.450% due 06/15/2018		200	202
Nissan Motor Acceptance Corp.
1.550% due 09/13/2019		900	884
OneMain Financial Holdings LLC
7.250% due 12/15/2021		1,800	1,866
Springleaf Finance Corp.
5.250% due 12/15/2019		1,500	1,534
8.250% due 12/15/2020		100	109
State Bank of India
2.654% (US0003M + 0.950%) due 04/06/2020 ~		6,300	6,309
3.250% due 04/18/2018		900	900
Sumitomo Mitsui Trust Bank Ltd.
2.618% due 09/19/2019 ~		7,300	7,304
UBS Group Funding Switzerland AG
3.500% (US0003M + 1.780%) due 04/14/2021 ~		18,300	18,970
Unibail-Rodamco SE
2.492% (US0003M + 0.770%) due 04/16/2019 ~		5,700	5,727
Waha Aerospace BV
3.925% due 07/28/2020		500	505

			145,710

INDUSTRIALS 5.6%
Allergan Funding SCS
3.000% due 03/12/2020		5,600	5,573
3.326% (US0003M + 1.255%) due 03/12/2020 ~		200	203
Allergan Sales LLC
5.000% due 12/15/2021		3,600	3,760
Allergan, Inc.
3.375% due 09/15/2020		900	901
Altice Financing S.A.
5.250% due 02/15/2023	EUR	100	127
Altice Luxembourg S.A.
7.750% due 05/15/2022		$200	186
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		2,300	2,283
Anthem, Inc.
2.500% due 11/21/2020		500	492
AP Moller - Maersk A/S
2.550% due 09/22/2019		900	896
AutoNation, Inc.
3.350% due 01/15/2021		800	800
BAT Capital Corp.
2.297% due 08/14/2020		400	392
2.423% due 08/14/2020 ~		10,100	10,135
BAT International Finance PLC
2.750% due 06/15/2020		300	298
Baxalta, Inc.
2.875% due 06/23/2020		500	497
Boston Scientific Corp.
6.000% due 01/15/2020		600	630
Charter Communications Operating LLC
3.579% due 07/23/2020		1,658	1,663
4.464% due 07/23/2022		1,090	1,115
CNH Industrial Capital LLC
4.375% due 11/06/2020		800	819
CVS Health Corp.
2.777% due 03/09/2021 ~		4,000	4,032
D.R. Horton, Inc.
3.750% due 03/01/2019		100	101
4.000% due 02/15/2020		3,200	3,255
Danone S.A.
1.691% due 10/30/2019		400	392
2.077% due 11/02/2021		5,000	4,795
Dell International LLC
3.480% due 06/01/2019		12,196	12,254
4.420% due 06/15/2021		13,200	13,548

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Delta Air Lines, Inc.
2.875% due 03/13/2020	$1,600	$1,590
3.625% due 03/15/2022	2,000	1,999
DISH DBS Corp.
4.250% due 04/01/2018	5,100	5,100
5.125% due 05/01/2020	100	100
7.875% due 09/01/2019	1,400	1,470
Dominion Energy Gas Holdings LLC
2.800% due 11/15/2020	1,700	1,684
DXC Technology Co.
2.956% due 03/01/2021 ~	1,100	1,101
EMC Corp.
1.875% due 06/01/2018	300	299
2.650% due 06/01/2020	4,050	3,916
Enbridge, Inc.
2.825% (US0003M + 0.700%) due 06/15/2020 ~	5,600	5,623
Energy Transfer LP
4.150% due 10/01/2020	1,400	1,420
5.750% due 09/01/2020	800	837
9.000% due 04/15/2019	400	423
EQT Corp.
2.500% due 10/01/2020	1,300	1,272
3.078% due 10/01/2020 ~	2,800	2,807
4.875% due 11/15/2021	3,000	3,126
ERAC USA Finance LLC
2.350% due 10/15/2019	8,100	8,021
2.600% due 12/01/2021	500	488
2.800% due 11/01/2018	100	100
5.250% due 10/01/2020	400	420
GATX Corp.
2.507% due 11/05/2021 ~	7,200	7,241
General Electric Co.
5.500% due 01/08/2020	2,000	2,081
5.550% due 05/04/2020	300	314
HCA, Inc.
3.750% due 03/15/2019	1,000	1,006
6.500% due 02/15/2020	200	210
Hyundai Capital America
1.750% due 09/27/2019	1,400	1,371
Imperial Brands Finance PLC
2.950% due 07/21/2020	1,900	1,887
3.750% due 07/21/2022	200	201
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019	1,300	1,363
Kinder Morgan, Inc.
7.250% due 06/01/2018	200	201
KLA-Tencor Corp.
3.375% due 11/01/2019	5,974	6,021
Komatsu Finance America, Inc.
2.437% due 09/11/2022	2,000	1,933
MGM Resorts International
6.625% due 12/15/2021	100	108
Mondelez International Holdings Netherlands BV
1.625% due 10/28/2019	200	196
2.000% due 10/28/2021	3,827	3,654
Mylan NV
2.500% due 06/07/2019	2,700	2,680
3.000% due 12/15/2018	1,400	1,400
3.150% due 06/15/2021	7,400	7,307
3.750% due 12/15/2020	1,700	1,712
ONGC Videsh Ltd.
2.500% due 05/07/2018	400	400
Pioneer Natural Resources Co.
3.450% due 01/15/2021	800	805
QVC, Inc.
3.125% due 04/01/2019	600	600
Reynolds American, Inc.
6.875% due 05/01/2020	1,200	1,288
Ryder System, Inc.
2.450% due 09/03/2019	100	99
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	675	710
5.750% due 05/15/2024	100	108

64	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Schaeffler Finance BV
4.750% due 05/15/2023	$1,300	$1,310
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	2,400	2,361
Sky PLC
2.625% due 09/16/2019	100	100
Solvay Finance America LLC
3.400% due 12/03/2020	4,200	4,224
Southern Co.
3.008% (US0003M + 0.700%) due 09/30/2020 ~	1,200	1,206
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	1,050	1,046
Telefonica Emisiones S.A.U.
5.134% due 04/27/2020	1,000	1,039
Textron, Inc.
2.361% due 11/10/2020 ~	5,410	5,406
Time Warner Cable LLC
4.000% due 09/01/2021	700	703
4.125% due 02/15/2021	500	506
5.000% due 02/01/2020	1,900	1,952
8.250% due 04/01/2019	4,500	4,723
8.750% due 02/14/2019	1,100	1,152
VMware, Inc.
2.300% due 08/21/2020	2,100	2,043
2.950% due 08/21/2022	2,220	2,129
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	4,200	4,173
2.450% due 11/20/2019	2,647	2,620
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	1,200	1,187

		193,719

UTILITIES 1.1%
AT&T, Inc.
2.372% (US0003M + 0.650%) due 01/15/2020 ~	1,480	1,486
2.672% (US0003M + 0.950%) due 07/15/2021 ~	3,300	3,336
4.100% due 02/15/2028	322	320
British Transco International Finance BV
0.000% due 11/04/2021 (d)	600	540
Electricite de France S.A.
4.600% due 01/27/2020	1,700	1,746
Entergy Corp.
5.125% due 09/15/2020	4,400	4,583
Georgia Power Co.
4.250% due 12/01/2019	100	102
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019	100	103
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~	11,530	11,530
Plains All American Pipeline LP
2.600% due 12/15/2019	100	99
Sempra Energy
2.575% due 03/15/2021 ~	2,000	2,007
Sinopec Group Overseas Development Ltd.
1.750% due 09/29/2019	3,500	3,434
Southern Power Co.
2.752% due 12/20/2020 ~	2,900	2,904
Sprint Capital Corp.
6.900% due 05/01/2019	3,450	3,562
Sprint Communications, Inc.
7.000% due 08/15/2020	900	938
9.000% due 11/15/2018	500	516
Verizon Communications, Inc.
2.454% (US0003M + 0.550%) due 05/22/2020 ~	200	201
3.376% due 02/15/2025	2,953	2,905

		40,312

Total Corporate Bonds & Notes (Cost $381,713)		379,741

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 2.4%
Fannie Mae
2.125% due 04/24/2026	$6,400	$6,051
2.302% (LIBOR01M + 0.430%) due 10/25/2036 - 09/25/2041 †~	4,627	4,646
2.322% (LIBOR01M + 0.450%) due 08/25/2037 ~	1,253	1,260
2.422% (LIBOR01M + 0.550%) due 02/25/2042 †~	23,693	24,001
2.472% (LIBOR01M + 0.600%) due 01/25/2042 †~	7,534	7,651
2.552% (LIBOR01M + 0.680%) due 02/25/2041 ~	474	483
3.500% due 02/01/2045	231	232
3.528% (US0012M + 1.731%) due 05/01/2038 ~	8,732	9,203
Fannie Mae, TBA
3.500% due 05/01/2033 - 05/01/2048	10,000	10,088
Freddie Mac
2.157% (LIBOR01M + 0.380%) due 07/15/2036 ~	228	228
2.227% (LIBOR01M + 0.450%) due 05/15/2032 - 09/15/2042 ~	3,413	3,431
2.377% (LIBOR01M + 0.600%) due 12/15/2037 ~	567	571
2.397% (LIBOR01M + 0.620%) due 10/15/2037 ~	1,249	1,264
Ginnie Mae
0.737% due 10/16/2053 ~(a)	4,373	118
2.077% due 10/20/2043 «~	12,100	12,111
NCUA Guaranteed Notes
2.181% (LIBOR01M + 0.560%) due 12/08/2020 ~	920	926
Small Business Administration
4.840% due 05/01/2025	136	140
4.990% due 09/01/2024	127	132
5.160% due 02/01/2028	85	90
5.310% due 05/01/2027	195	204
5.510% due 11/01/2027	75	78
5.820% due 06/01/2026	130	137
5.870% due 07/01/2028	60	64
6.020% due 08/01/2028	32	35
6.770% due 11/01/2028	203	221

Total U.S. Government Agencies (Cost $83,389)		83,365

U.S. TREASURY OBLIGATIONS 11.4%
U.S. Treasury Bonds
3.000% due 05/15/2045 †(k)(m)	2,010	2,019
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2019 (m)	30,529	30,506
0.125% due 04/15/2022	102	100
0.125% due 07/15/2026	11,995	11,522
0.375% due 07/15/2023	288	286
0.375% due 07/15/2025 †(m)	18,500	18,259
0.375% due 07/15/2025	1,254	1,238
0.375% due 01/15/2027	34,785	33,880
0.375% due 07/15/2027	24,440	23,828
0.500% due 01/15/2028	32,357	31,757
0.625% due 07/15/2021 (m)	1,320	1,335
0.625% due 01/15/2024	21,565	21,671
0.625% due 01/15/2026	6,572	6,568
0.750% due 02/15/2042	6,680	6,498
0.875% due 02/15/2047	1,920	1,903
1.250% due 07/15/2020 (m)	9,558	9,812
1.375% due 07/15/2018 (m)	5,138	5,191
1.375% due 02/15/2044 †(m)	3,254	3,614
1.375% due 02/15/2044	9,008	10,004
1.750% due 01/15/2028	106	117
2.125% due 02/15/2040	1,342	1,692
2.125% due 02/15/2041	113	143
2.500% due 01/15/2029 (m)	30,421	36,014
3.375% due 04/15/2032	1,117	1,503
3.875% due 04/15/2029	3,227	4,292
U.S. Treasury Notes
1.625% due 05/15/2026 (o)	28,700	26,385
2.000% due 02/15/2025	36,800	35,198

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.250% due 11/15/2027		$26,600	$25,465
2.750% due 02/15/2024		46,900	47,187

Total U.S. Treasury Obligations (Cost $403,512)			397,987

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%
Adjustable Rate Mortgage Trust
4.317% due 07/25/2035 ~		447	444
American Home Mortgage Investment Trust
2.452% (US0001M + 0.580%) due 02/25/2045 ~		59	59
3.668% (US0006M + 1.500%) due 09/25/2045 ~		3	3
Banc of America Funding Trust
3.681% due 05/20/2036 ^~		783	771
BCAP LLC Trust
3.493% due 01/26/2034 ~		130	127
4.000% due 02/26/2037 ~		7	7
Bear Stearns Adjustable Rate Mortgage Trust
3.741% due 01/25/2035 ~		433	432
Bear Stearns ALT-A Trust
4.674% due 07/25/2035 ^~		1,162	965
Bear Stearns Structured Products, Inc. Trust
3.633% due 01/26/2036 ~		135	120
Chase Mortgage Finance Trust
3.698% due 02/25/2037 ~		241	241
3.714% due 02/25/2037 ~		373	376
5.500% due 12/25/2022 ^		585	457
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.300% (US0001M + 0.280%) due 01/25/2035 ~		12	12
Citigroup Mortgage Loan Trust
3.710% (H15T1Y + 2.400%) due 11/25/2035 ~		304	305
Countrywide Alternative Loan Trust
6.500% due 09/25/2037 ^		2,031	1,464
Countrywide Home Loan Mortgage Pass-Through Trust
3.310% due 11/20/2034 ~		719	723
Credit Suisse First Boston Mortgage Securities Corp.
3.664% due 04/25/2034 ~		32	32
Credit Suisse Mortgage Capital Certificates
3.552% due 12/27/2046 ~		94	94
6.000% due 05/27/2037		39	40
Eurosail PLC
1.554% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	2,868	4,016
F-E Mortgages SRL
0.003% (EUR003M + 0.330%) due 12/15/2043 ~	EUR	1,223	1,504
First Horizon Alternative Mortgage Securities Trust
3.545% due 04/25/2035 ~		$545	547
Grecale RMBS SRL
0.173% (EUR003M + 0.500%) due 01/27/2061 ~	EUR	1,344	1,656
GS Mortgage Securities Trust
3.849% due 12/10/2043		$451	458
GSR Mortgage Loan Trust
3.614% due 09/25/2035 ~		26	27
3.639% due 11/25/2035 ~		429	430
HarborView Mortgage Loan Trust
1.938% (US0001M + 0.130%) due 03/19/2037 ~		1,324	1,278
2.118% (US0001M + 0.310%) due 11/19/2035 ~		1,171	1,109
2.162% (US0001M + 0.340%) due 06/20/2035 ~		722	710
HomeBanc Mortgage Trust
2.202% (US0001M + 0.330%) due 10/25/2035 ~		460	462
IndyMac Mortgage Loan Trust
2.082% (US0001M + 0.210%) due 07/25/2036 ~		1,900	1,747
3.726% due 11/25/2035 ^~		455	443

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	65

Consolidated Schedule of Investments PIMCO  CommoditiesPLUS® Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Mortgage Trust
3.536% due 07/25/2035 ~		$274	$275
3.681% due 04/25/2035 ~		79	80
MASTR Adjustable Rate Mortgages Trust
3.469% due 11/21/2034 ~		379	391
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.517% (US0001M + 0.740%) due 09/15/2030 ~		176	175
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.257% (US0001M + 0.480%) due 06/15/2030 ~		18	18
Merrill Lynch Mortgage Investors Trust
3.188% due 06/25/2035 ~		547	548
3.330% due 12/25/2034 ~		170	172
3.480% (H15T1Y + 2.250%) due 10/25/2035 ~		73	74
3.515% due 05/25/2036 ~		14	14
5.250% due 08/25/2036		225	227
Natixis Commercial Mortgage Securities Trust
2.527% due 02/15/2033 ~		4,750	4,759
Residential Accredit Loans, Inc. Trust
2.052% (US0001M + 0.180%) due 06/25/2046 ~		129	57
6.000% due 09/25/2036		388	349
6.000% due 09/25/2036 ^		1,013	913
Structured Adjustable Rate Mortgage Loan Trust
2.614% (US0001M + 0.950%) due 11/25/2034 ~		1,165	1,114
Structured Asset Mortgage Investments Trust
2.082% (US0001M + 0.210%) due 05/25/2036 ~		168	142
2.488% (US0001M + 0.680%) due 05/19/2035 ~		95	94
Thornburg Mortgage Securities Trust
3.977% (US0012M + 1.300%) due 03/25/2037 ~		4,374	3,809
Thrones PLC
2.023% (BP0003M + 1.500%) due 07/20/2044 ~	GBP	35	50
Vornado DP LLC Trust
2.970% due 09/13/2028		$577	580
WaMu Mortgage Pass-Through Certificates Trust
2.242% (US0001M + 0.370%) due 01/25/2045 ~		932	918
2.612% (US0001M + 0.740%) due 11/25/2034 ~		436	430
2.672% (US0001M + 0.800%) due 01/25/2045 ~		571	572
3.268% due 06/25/2034 ~		103	106
3.268% due 10/25/2034 ~		92	93
3.447% due 01/25/2035 ~		98	100
Wells Fargo Mortgage-Backed Securities Trust
3.224% due 06/25/2033 ~		78	80
3.546% due 03/25/2035 ~		275	280
3.652% due 03/25/2036 ~		8	8
3.685% due 04/25/2036 ~		8	8
3.738% due 12/25/2034 ~		46	47
4.153% due 04/25/2036 ~		811	757
5.000% due 03/25/2036		38	37

Total Non-Agency Mortgage-Backed Securities (Cost $37,089)			38,336

ASSET-BACKED SECURITIES 6.7%
ACE Securities Corp. Home Equity Loan Trust
2.547% (US0001M + 0.675%) due 05/25/2035 ~		222	223
2.742% (US0001M + 0.870%) due 05/25/2035 ~		837	823
2.772% (US0001M + 0.900%) due 12/25/2034 ~		692	663
Apidos CLO
2.719% (US0003M + 0.980%) due 01/19/2025 ~		16,400	16,404

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Atrium CDO Corp.
2.575% due 04/22/2027 ~		$3,200	$3,195
Babson Euro CLO BV
0.492% due 10/25/2029 ~	EUR	800	987
Bayview Opportunity Master Fund Trust
3.352% due 11/28/2032		$5,765	5,762
Bear Stearns Asset-Backed Securities Trust
2.372% (US0001M + 0.500%) due 09/25/2046 ~		588	493
Benefit Street Partners CLO Ltd.
2.514% due 07/18/2027 ~		1,500	1,500
Carlyle Global Market Strategies Euro CLO DAC
1.200% due 09/21/2029	EUR	400	492
Catamaran CLO Ltd.
2.363% due 01/27/2028 ~		$4,180	4,178
Cavalry CLO Ltd.
2.572% due 10/15/2026 ~		1,400	1,400
CoreVest American Finance Trust
2.968% due 10/15/2049		1,187	1,166
Countrywide Asset-Backed Certificates Trust
2.652% (US0001M + 0.780%) due 11/25/2034 ~		459	457
2.727% (US0001M + 0.855%) due 08/25/2034 ~		175	171
Dryden Senior Loan Fund
2.620% due 10/15/2027 ~		5,200	5,209
Fremont Home Loan Trust
2.112% (US0001M + 0.240%) due 10/25/2036 ~		7,934	4,162
2.592% (US0001M + 0.720%) due 07/25/2035 ~		151	152
GSAMP Trust
2.072% (US0001M + 0.200%) due 11/25/2036 ~		1,163	706
Halcyon Loan Advisors Funding Ltd.
2.665% due 04/20/2027 ~		2,500	2,489
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
2.922% (US0001M + 1.050%) due 11/25/2034 ~		602	599
Jamestown CLO Ltd.
2.412% due 07/15/2026 ~		5,900	5,885
Jubilee CLO BV
0.473% due 12/15/2029 ~	EUR	1,940	2,383
KVK CLO Ltd.
2.622% due 01/15/2028 ~		$550	550
Long Beach Mortgage Loan Trust
2.697% (US0001M + 0.825%) due 06/25/2035 ~		75	75
Massachusetts Educational Financing Authority
2.695% (US0003M + 0.950%) due 04/25/2038 ~		1,242	1,250
Mastr Asset Backed Securities Trust
2.547% (US0001M + 0.675%) due 10/25/2035 ~		120	121
Morgan Stanley ABS Capital, Inc. Trust
2.802% (US0001M + 0.930%) due 03/25/2035 ~		352	356
2.907% (US0001M + 1.035%) due 07/25/2035 ~		7,435	7,340
Morgan Stanley Home Equity Loan Trust
2.577% (US0001M + 0.705%) due 08/25/2035 ~		523	527
MP CLO Ltd.
2.574% due 04/18/2027 ~		15,350	15,363
Nelnet Student Loan Trust
2.525% (US0003M + 0.780%) due 07/27/2048 ~		1,321	1,334
New Century Home Equity Loan Trust
2.607% (US0001M + 0.735%) due 07/25/2035 ~		237	238
North Carolina State Education Assistance Authority
2.672% (US0001M + 0.800%) due 07/25/2039 ~		6,446	6,435

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OCP CLO Ltd.
2.522% due 07/15/2027 ~		$3,100	$3,103
2.572% due 10/26/2027 ~		5,230	5,229
2.581% due 04/17/2027 ~		1,700	1,702
OFSI Fund Ltd.
2.381% due 03/20/2025 ~		19,800	19,810
2.881% (US0003M + 1.150%) due 04/17/2025 ~		2,052	2,054
OHA Credit Partners Ltd.
2.755% (US0003M + 1.010%) due 10/20/2025 ~		5,905	5,908
Palmer Square CLO Ltd.
2.951% (US0003M + 1.220%) due 10/17/2027 ~		5,900	5,919
Palmer Square Loan Funding Ltd.
0.000% due 07/15/2026 ~(b)		16,840	16,840
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.622% (US0001M + 0.750%) due 07/25/2035 ~		429	432
2.847% (US0001M + 0.975%) due 10/25/2034 ~		90	91
Residential Asset Mortgage Products Trust
2.667% (US0001M + 0.795%) due 06/25/2035 ~		466	467
Residential Asset Securities Corp. Trust
2.252% (US0001M + 0.380%) due 02/25/2036 ~		393	394
SLM Private Education Loan Trust
4.027% (US0001M + 2.250%) due 06/16/2042 ~		1,700	1,764
SLM Student Loan Trust
3.245% (US0003M + 1.500%) due 04/25/2023 ~		5,749	5,872
Sound Point CLO Ltd.
2.582% due 04/15/2027 ~		4,400	4,404
2.625% due 07/20/2027 ~		1,300	1,302
Soundview Home Loan Trust
2.822% (US0001M + 0.950%) due 10/25/2037 ~		1,592	1,377
Structured Asset Securities Corp. Mortgage Loan Trust
3.164% (US0001M + 1.500%) due 04/25/2035 ~		172	169
Sudbury Mill CLO Ltd.
2.881% (US0003M + 1.150%) due 01/17/2026 ~		12,700	12,714
Symphony CLO Ltd.
2.752% (US0003M + 1.030%) due 10/15/2025 ~		12,607	12,617
THL Credit Wind River CLO Ltd.
2.592% due 10/15/2027 ~		250	250
TICP CLO Ltd.
0.000% due 04/20/2028 ~(b)		20,520	20,530
2.905% (US0003M + 1.160%) due 07/20/2026 ~		2,600	2,602
Tralee CLO Ltd.
2.775% due 10/20/2027 ~		3,600	3,608
U.S. Residential Opportunity Fund Trust
3.352% due 11/27/2037		5,661	5,661
Venture CDO Ltd.
1.975% (US0003M + 0.230%) due 01/20/2022 ~		1,537	1,538
Venture CLO Ltd.
2.602% due 07/15/2027 ~		2,900	2,901
VOLT LLC
3.000% due 10/25/2047		780	774
Wells Fargo Home Equity Asset-Backed Securities Trust
2.132% (US0001M + 0.260%) due 05/25/2036 ~		403	403

Total Asset-Backed Securities (Cost $231,192)			233,523

SOVEREIGN ISSUES 4.8%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	6,400	7,934

66	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2018 (d)	BRL	235,600	$70,290
New Zealand Government International Bond
2.000% due 09/20/2025 (f)	NZD	3,290	2,478
Republic of Germany
0.250% due 04/13/2018	EUR	19,800	24,369
United Kingdom Gilt
1.250% due 11/22/2027 (f)	GBP	33,564	61,811

Total Sovereign Issues (Cost $166,282)			166,882

SHORT-TERM INSTRUMENTS 60.3%

CERTIFICATES OF DEPOSIT 1.8%
Barclays Bank PLC
1.940% due 09/04/2018		$11,900	11,873
2.355% due 05/17/2018		6,800	6,804
Credit Suisse AG
2.507% due 09/28/2018		45,700	45,700

			64,377

COMMERCIAL PAPER 15.2%
Bank of Montreal
1.461% due 04/05/2018	CAD	4,500	3,492
1.474% due 04/12/2018		7,700	5,973
1.479% due 04/02/2018		9,300	7,217
1.489% due 04/04/2018		7,804	6,056
1.501% due 04/18/2018		14,200	11,013
1.504% due 04/02/2018		2,900	2,251
Bank of Nova Scotia
1.487% due 04/06/2018		8,796	6,825
1.504% due 04/02/2018		6,867	5,329
1.516% due 04/09/2018		10,200	7,914
Canadian Imperial Bank of Commerce
1.488% due 04/16/2018		12,000	9,307
Canadian Natural Resources Ltd.
2.437% due 04/02/2018		$4,500	4,499
2.438% due 04/04/2018		1,700	1,699
Dominion Gas Holdings LLC
2.184% due 04/16/2018		14,800	14,785
Dominion Resources, Inc.
2.245% due 04/16/2018		1,650	1,648
2.397% due 04/17/2018		13,800	13,784
2.397% due 04/18/2018		14,700	14,683
Energy Transfer Partners LP
2.947% due 04/27/2018		7,500	7,485
Entergy Corp.
2.062% due 04/04/2018		1,400	1,399
2.104% due 04/09/2018		1,300	1,299
2.104% due 04/10/2018		9,100	9,093
HSBC Bank Canada
1.501% due 04/09/2018	CAD	9,200	7,138
1.514% due 04/04/2018		7,800	6,053
1.514% due 04/10/2018		1,400	1,086
1.514% due 04/12/2018		2,400	1,862

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Kraft Food Group, Inc.
2.032% due 04/02/2018		$7,500	$7,498
Marriott International
2.443% due 05/07/2018		7,700	7,681
Mondelez International, Inc.
2.112% due 04/05/2018		18,800	18,793
2.112% due 04/06/2018		12,700	12,694
2.459% due 04/18/2018		15,900	15,881
2.563% due 05/07/2018		2,100	2,095
National Bank of Canada
1.474% due 04/13/2018	CAD	500	388
NRW Bank
1.902% due 04/23/2018		$32,500	32,459
QUALCOMM, Inc.
2.295% due 05/30/2018		28,150	28,052
Rockwell Collins, Inc.
2.458% due 04/16/2018		20,500	20,478
Royal Bank of Canada
1.486% due 04/20/2018	CAD	6,300	4,886
1.487% due 04/18/2018		3,500	2,714
1.497% due 04/09/2018		3,400	2,638
1.501% due 04/04/2018		7,800	6,053
Schlumberger Holdings
2.562% due 06/20/2018		$13,000	12,929
Sempra Energy Holdings
2.546% due 05/08/2018		7,000	6,982
2.546% due 05/09/2018		10,700	10,672
2.546% due 05/10/2018		15,000	14,960
2.649% due 05/21/2018		14,800	14,749
2.649% due 05/22/2018		4,600	4,584
Southern Co.
2.539% due 04/24/2018		3,500	3,494
Spectra Energy Partners LP
2.336% due 04/12/2018		9,100	9,093
2.437% due 04/09/2018		29,500	29,481
Toronto Dominion Bank
1.489% due 04/16/2018	CAD	6,700	5,197
1.500% due 04/05/2018		10,733	8,328
1.501% due 04/04/2018		2,400	1,862
1.507% due 04/02/2018		9,900	7,683
Viacom, Inc.
2.988% due 06/15/2018		$52,200	51,923
Virginia Electric & Power Co.
2.052% due 04/09/2018		4,500	4,497
WEC Energy Group, Inc.
2.234% due 04/03/2018		10,600	10,597
2.234% due 04/04/2018		7,500	7,497
2.285% due 04/05/2018		6,300	6,298
2.436% due 04/04/2018		2,800	2,799

			527,825

REPURCHASE AGREEMENTS (j) 30.0%
			1,044,094

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM NOTES 0.5%
Harris Corp.
2.431% due 02/27/2019 ~		$16,000	$16,005

ESM TREASURY BILLS 0.2%
(0.659)% due 04/19/2018 (d)(e)	EUR	5,700	7,017

GERMANY TREASURY BILLS 0.4%
(0.963)% due 04/11/2018 (d)(e)	EUR	12,200	15,014

ITALY TREASURY BILLS 0.5%
(0.641)% due 04/13/2018 - 04/30/2018 (c)(d)		14,110	17,366

JAPAN TREASURY BILLS 7.3%
(0.170)% due 04/05/2018 - 05/21/2018 (c)(d)	JPY	26,977,000	253,571

U.S. TREASURY BILLS 4.4%
1.499% due 04/19/2018 - 04/26/2018 †(c)(d)(m)(o)		$152,805	152,685

Total Short-Term Instruments (Cost $2,094,237)			2,097,954

Total Investments in Securities (Cost $3,397,414)			3,397,788

		SHARES
INVESTMENTS IN AFFILIATES 17.2%

SHORT-TERM INSTRUMENTS 17.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 17.2%
PIMCO Short Asset Portfolio		40,558,396	405,665
PIMCO Short-Term Floating NAV Portfolio III		19,501,893	192,737

Total Short-Term Instruments (Cost $598,542)			598,402

Total Investments in Affiliates (Cost $598,542)			598,402

Total Investments 114.8% (Cost $3,995,956)			$3,996,190

Financial Derivative Instruments (l)(n) 1.9% (Cost or Premiums, net $(4,350))			66,225

Other Assets and Liabilities, net (16.7)%			(581,724)

Net Assets 100.0%			$3,480,691

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund III, Ltd., which is a 100% owned subsidiary of the Fund.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	67

Consolidated Schedule of Investments PIMCO  CommoditiesPLUS® Strategy Fund (Cont.)

(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.

(i)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lloyds Banking Group PLC	3.000%	10/11/2019	09/18/2017	$ 1,500	$1,497	0.04%
Lloyds Banking Group PLC	3.000	02/04/2019	09/18/2017	1,300	1,293	0.04

				$ 2,800	$2,790	0.08%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	1.830	% †	04/02/2018	04/03/2018	$370,900	U.S. Treasury Bonds 3.125% - 3.750% due 11/15/2043 - 08/15/2044	$(381,112)	$370,900	$370,919
	1.990	†	03/29/2018	04/02/2018	539,000	U.S. Treasury Bonds 3.375% - 3.750% due 11/15/2043 - 05/15/2044	(559,623)	539,000	539,119
BRC	1.720	†	03/13/2018	04/02/2018	25,000	U.S. Treasury Bonds 3.000% due 05/15/2045	(26,263)	25,000	25,024
FICC	1.250		03/29/2018	04/02/2018	2,888	U.S. Treasury Notes 2.250% due 01/31/2024	(2,949)	2,888	2,888
GSC	1.880	†	03/29/2018	04/02/2018	2,500	Freddie Mac 3.500% due 08/01/2042	(2,581)	2,500	2,501
MBC	1.920	†	03/29/2018	04/05/2018	75,000	U.S. Treasury Bonds 3.750% due 11/15/2043	(28,629)	75,000	75,016
						U.S. Treasury Notes 1.375% - 1.500% due 12/31/2018 - 08/15/2026	(48,826)
NOM	1.900	†	03/29/2018	04/02/2018	27,800	U.S. Treasury Bonds 3.000% due 11/15/2045	(28,475)	27,800	27,806
SSB	0.600	†	03/29/2018	04/02/2018	1,006	U.S. Treasury Notes 1.625% due 12/31/2019(2)	(1,028)	1,006	1,006

Total Repurchase Agreements							$(1,079,486)	$1,044,094	$1,044,279

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.1)%
Fannie Mae, TBA	4.000%	05/01/2048	$5,000	$(5,109)	$(5,120)

Total Short Sales (0.1)%				$(5,109)	$(5,120)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
PIMCO CommoditiesPLUS® Strategy Fund
Global/Master Repurchase Agreement
FICC	$2,888	$0	$0	$2,888	$(2,949)	$(61)

PIMCO Cayman Commodity Fund III, Ltd. (Subsidiary)
Global/Master Repurchase Agreement
BOS	910,038	0	0	910,038	(940,734)	(30,696)
BRC	25,024	0	0	25,024	(26,264)	(1,240)
GSC	2,501	0	0	2,501	(2,581)	(80)
MBC	75,016	0	0	75,016	(77,455)	(2,439)
NOM	27,806	0	0	27,806	(28,475)	(669)
SSB	1,006	0	0	1,006	(1,028)	(22)

Total Borrowings and Other Financing Transactions	$1,044,279	$0	$0

68	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

(k)	Securities with an aggregate market value of $574 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(3,143) at a weighted average interest rate of 0.347%. Average borrowings includes reverse repurchase agreements and sale-buyback transactions, of which there were none open at period end.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - NYMEX WTI-Brent Crude Spread December Futures †	$2.000	10/30/2018	228	$228,000	$0	$0

Total Purchased Options					$0	$0

WRITTEN OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - NYMEX Crude June Futures †	$64.500	05/17/2018	48	$48,000	$(43)	$(114)
Call - NYMEX Crude June Futures †	65.000	05/17/2018	522	522,000	(426)	(1,107)
Call - NYMEX Crude June Futures †	65.500	05/17/2018	330	330,000	(259)	(624)
Call - NYMEX Crude May Futures †	63.000	04/17/2018	180	180,000	(146)	(452)
Call - NYMEX Crude May Futures †	64.000	04/17/2018	228	228,000	(184)	(413)
Call - NYMEX Crude May Futures †	65.000	04/17/2018	120	120,000	(101)	(150)
Call - NYMEX Crude May Futures †	65.500	04/17/2018	72	72,000	(57)	(74)
Call - NYMEX Crude May Futures †	66.500	04/17/2018	108	108,000	(95)	(73)
Call - NYMEX Crude May Futures †	67.000	04/17/2018	120	120,000	(107)	(66)
Put - NYMEX Natural Gas April Futures †	2.550	04/25/2018	312	3,120,000	(151)	(37)
Call - NYMEX Natural Gas Calendar Spread October Futures †	0.200	09/25/2018	86	860,000	(26)	(26)
Put - NYMEX Natural Gas Calendar Spread October Futures †	0.350	09/25/2018	86	860,000	(33)	(16)
Put - NYMEX Natural Gas June Futures †	2.550	05/25/2018	276	2,760,000	(88)	(54)
Put - NYMEX Natural Gas June Futures †	2.600	05/25/2018	516	5,160,000	(200)	(152)
Put - NYMEX Natural Gas June Futures †	2.650	05/25/2018	384	3,840,000	(147)	(145)
Put - NYMEX Natural Gas May Futures †	2.450	04/25/2018	348	3,480,000	(167)	(11)
Put - NYMEX Natural Gas May Futures †	2.500	04/25/2018	1,257	12,570,000	(589)	(80)
Put - NYMEX Natural Gas October Futures †	2.450	09/25/2018	381	3,810,000	(228)	(147)
Put - NYMEX Natural Gas October Futures †	2.500	09/25/2018	44	440,000	(24)	(21)
Call - NYMEX WTI-Brent Crude Spread December Futures †	0.000	10/30/2018	308	308,000	0	0
Put - NYMEX WTI-Brent Crude Spread December Futures †	4.000	10/30/2018	80	80,000	0	(1)
Put - NYMEX WTI-Brent Crude Spread June Futures †	2.000	04/27/2018	159	159,000	0	(4)
Put - NYMEX WTI-Brent Crude Spread June Futures †	3.000	04/27/2018	76	76,000	(32)	(1)

					$(3,103)	$(3,768)

Total Written Options					$(3,103)	$(3,768)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Brent (ICE) Dubai August Futures †	08/2018	637	$1,842	$718	$13	$0
Brent (ICE) Dubai December Futures †	12/2018	637	1,913	789	0	0
Brent (ICE) Dubai July Futures †	07/2018	637	1,842	718	13	0
Brent (ICE) Dubai November Futures †	11/2018	637	1,868	745	0	(7)
Brent (ICE) Dubai October Futures †	10/2018	637	1,849	725	0	0
Brent (ICE) Dubai September Futures †	09/2018	637	1,848	724	6	0
Brent Crude December Futures †	10/2018	1,872	124,825	4,320	749	0
Brent Crude December Futures †	10/2019	2,593	162,451	7,845	467	0
Brent Crude December Futures †	10/2020	1,636	97,751	2,476	0	(32)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	69

Consolidated Schedule of Investments PIMCO  CommoditiesPLUS® Strategy Fund (Cont.)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Brent Crude December Futures †	10/2021	313	$18,160	$212	$0	$(47)
Brent Crude July Futures †	05/2018	606	41,723	1,886	321	0
Brent Crude June Futures †	04/2018	9	624	(2)	5	0
Brent Crude September Futures †	07/2018	588	39,931	68	270	0
Chicago Ethanol (Platts) April Futures †	04/2018	118	7,236	152	124	0
Chicago Ethanol (Platts) December Futures †	12/2018	208	12,733	208	164	(7)
Chicago Ethanol (Platts) June Futures †	06/2018	218	13,505	289	183	0
Chicago Ethanol (Platts) May Futures †	05/2018	218	13,459	243	206	0
Chicago Ethanol (Platts) September Futures †	09/2018	100	6,237	(92)	94	0
Copper December Futures †	12/2018	247	41,839	(2,198)	0	0
Copper July Futures †	07/2018	84	14,119	21	0	0
Copper May Futures †	05/2018	310	51,939	(3,250)	0	0
Corn December Futures †	12/2018	820	16,872	174	646	0
Corn July Futures †	07/2019	202	4,298	111	126	0
Corn March Futures †	03/2019	1,608	33,627	1,006	1,105	0
Cotton No. 2 December Futures †	12/2018	65	2,526	(18)	24	0
Gas Oil December Futures †	12/2018	1,776	106,782	11,651	311	0
Gas Oil September Futures †	09/2018	143	8,698	482	25	0
Gold 100 oz. December Futures †	12/2018	348	46,834	1,916	0	(97)
Hard Red Winter Wheat July Futures †	07/2018	52	1,264	(26)	16	0
Henry Hub Natural Gas April Futures †	03/2019	59	393	(23)	1	0
Henry Hub Natural Gas August Futures †	07/2019	60	404	(19)	0	0
Henry Hub Natural Gas December Futures †	11/2019	60	435	12	1	0
Henry Hub Natural Gas February Futures †	01/2019	55	421	33	3	0
Henry Hub Natural Gas January Futures †	12/2018	60	464	41	3	0
Henry Hub Natural Gas July Futures †	06/2019	60	403	(20)	1	0
Henry Hub Natural Gas June Futures †	05/2019	59	392	(24)	1	0
Henry Hub Natural Gas March Futures †	02/2019	60	443	20	2	0
Henry Hub Natural Gas May Futures †	04/2019	60	395	(28)	1	0
Henry Hub Natural Gas November Futures †	10/2019	59	408	(8)	0	0
Henry Hub Natural Gas October Futures †	09/2019	60	406	(17)	0	0
Henry Hub Natural Gas September Futures †	08/2019	59	395	(21)	0	0
Henry Hub Natural Gas Swap April Futures †	03/2019	40	267	(18)	0	0
Henry Hub Natural Gas Swap August Futures †	07/2018	284	2,021	(39)	17	0
Henry Hub Natural Gas Swap August Futures †	07/2019	41	276	(16)	0	0
Henry Hub Natural Gas Swap December Futures †	11/2018	284	2,139	(24)	16	0
Henry Hub Natural Gas Swap December Futures †	11/2019	41	297	5	0	0
Henry Hub Natural Gas Swap February Futures †	01/2019	38	291	20	2	0
Henry Hub Natural Gas Swap January Futures †	12/2018	41	317	25	2	0
Henry Hub Natural Gas Swap July Futures †	06/2018	284	2,011	(49)	17	0
Henry Hub Natural Gas Swap July Futures †	06/2019	41	276	(16)	0	0
Henry Hub Natural Gas Swap June Futures †	05/2018	284	1,972	(76)	19	0
Henry Hub Natural Gas Swap June Futures †	05/2019	40	266	(19)	0	0
Henry Hub Natural Gas Swap March Futures †	02/2019	41	303	11	1	0
Henry Hub Natural Gas Swap May Futures †	04/2018	284	1,940	(98)	25	0
Henry Hub Natural Gas Swap May Futures †	04/2019	41	270	(22)	0	0
Henry Hub Natural Gas Swap November Futures †	10/2018	284	2,051	(37)	16	0
Henry Hub Natural Gas Swap November Futures †	10/2019	40	277	(8)	0	0
Henry Hub Natural Gas Swap October Futures †	09/2018	284	2,021	(40)	17	0
Henry Hub Natural Gas Swap October Futures †	09/2019	41	278	(14)	0	0
Henry Hub Natural Gas Swap September Futures †	08/2018	284	2,011	(38)	17	0
Henry Hub Natural Gas Swap September Futures †	08/2019	40	268	(17)	0	0
Lead September Futures †	09/2018	67	4,014	(46)	0	0
Live Cattle August Futures †	08/2018	88	3,572	(488)	0	(105)
LLS (Argus) vs. WTI Spread Calendar Swap April Futures †	04/2019	13	34	(6)	1	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	08/2018	90	237	7	7	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	08/2019	13	34	(6)	1	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	12/2018	90	229	(1)	3	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	12/2019	13	30	(10)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap February Futures †	02/2019	13	34	(5)	1	0
LLS (Argus) vs. WTI Spread Calendar Swap January Futures †	01/2019	13	34	(5)	1	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	07/2018	90	238	8	8	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	07/2019	13	34	(6)	1	0
LLS (Argus) vs. WTI Spread Calendar Swap June Futures †	06/2019	13	34	(6)	1	0
LLS (Argus) vs. WTI Spread Calendar Swap March Futures †	03/2019	13	34	(6)	1	0
LLS (Argus) vs. WTI Spread Calendar Swap May Futures †	05/2019	13	34	(6)	1	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	11/2018	90	237	7	3	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	11/2019	13	33	(7)	1	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	10/2018	90	244	15	4	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	10/2019	13	33	(7)	1	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	09/2018	90	241	12	4	0

70	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	09/2019	13	$33	$(7)	$1	$0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap April Futures †	04/2018	38	1,261	38	0	(3)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap August Futures †	08/2018	21	675	202	0	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap December Futures †	12/2018	21	688	214	0	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap July Futures †	07/2018	21	674	201	0	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap June Futures †	06/2018	38	1,219	(4)	0	(3)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap May Futures †	05/2018	38	1,227	4	0	(4)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap November Futures †	11/2018	21	686	212	0	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap October Futures †	10/2018	21	682	209	0	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap September Futures †	09/2018	21	679	205	0	(1)
Natural Gas April Futures †	03/2019	854	22,759	(913)	34	0
Natural Gas February Futures †	01/2019	1,330	40,685	(566)	253	0
Natural Gas May Futures †	04/2019	40	1,054	(9)	2	0
Natural Gas October Futures †	09/2018	2,729	77,667	950	655	0
Natural Gas September Futures †	08/2018	284	8,046	(55)	68	0
New York Harbor ULSD December Futures †	11/2018	164	13,891	239	63	0
New York Harbor ULSD June Futures †	05/2018	50	4,240	(3)	16	0
New York Harbor ULSD May Futures †	04/2018	49	4,159	267	15	0
New York Harbor ULSD September Futures †	08/2018	73	6,189	328	27	0
Nickel May Futures †	05/2018	26	2,071	(18)	0	0
Platinum July Futures †	07/2018	197	9,186	(286)	0	(81)
RBOB Gasoline July Futures †	06/2018	90	7,633	265	15	0
RBOB Gasoline June Futures †	05/2018	236	20,072	938	32	0
RBOB Gasoline May Futures †	04/2018	24	2,037	96	1	0
Soybean May Futures †	05/2018	104	5,433	92	139	0
Soybean November Futures †	11/2018	80	4,191	26	125	0
Soybean Oil May Futures †	05/2018	560	10,708	(434)	84	0
U.S. Treasury 5-Year Note June Futures	06/2018	34	3,892	23	4	0
U.S. Treasury 10-Year Note June Futures	06/2018	1,177	142,583	1,312	276	0
U.S. Treasury 30-Year Bond June Futures	06/2018	145	21,261	518	109	0
WCS Oil Monthly Index April Futures †	03/2019	5	95	(12)	0	0
WCS Oil Monthly Index August Futures †	07/2019	5	95	(12)	0	0
WCS Oil Monthly Index December Futures †	11/2019	5	103	(5)	1	0
WCS Oil Monthly Index February Futures †	01/2019	5	109	2	0	(1)
WCS Oil Monthly Index January Futures †	12/2018	5	109	1	0	(1)
WCS Oil Monthly Index July Futures †	06/2019	5	95	(13)	0	0
WCS Oil Monthly Index June Futures †	05/2019	5	96	(11)	0	0
WCS Oil Monthly Index March Futures †	02/2019	5	110	2	0	(1)
WCS Oil Monthly Index May Futures †	04/2019	5	96	(12)	0	0
WCS Oil Monthly Index November Futures †	10/2019	5	102	(5)	1	0
WCS Oil Monthly Index October Futures †	09/2019	5	102	(6)	1	0
WCS Oil Monthly Index September Futures †	08/2019	5	96	(12)	0	0
Wheat July Futures †	07/2018	87	2,038	(16)	25	0
White Sugar August Futures †	07/2018	966	16,557	(799)	153	0
White Sugar May Futures †	04/2018	230	4,039	(103)	41	0
WTI Crude December Futures †	11/2021	807	42,351	954	0	(177)
WTI Crude June Futures †	05/2019	7,732	458,585	25,927	1,701	0
WTI Crude June Futures †	05/2020	1,024	57,027	2,953	0	(41)
WTI Crude March Futures †	02/2019	1,629	98,522	3,249	428	(1)
WTI Crude March Futures †	02/2020	641	36,204	2,967	19	0
WTI Crude May Futures †	04/2018	439	28,509	(199)	246	0
WTI Crude November Futures †	10/2018	758	47,299	3,246	265	0
WTI Crude October Futures †	09/2018	2,030	127,728	6,074	771	0
WTI Crude September Futures †	08/2019	2,109	122,786	3,741	316	0
WTI Houston (Argus) vs. WTI Trade April Futures †	03/2019	30	74	5	0	0
WTI Houston (Argus) vs. WTI Trade April Futures †	03/2020	3	6	0	0	0
WTI Houston (Argus) vs. WTI Trade April Futures †	03/2021	3	5	0	0	0
WTI Houston (Argus) vs. WTI Trade August Futures †	07/2018	41	96	(13)	2	0
WTI Houston (Argus) vs. WTI Trade August Futures †	07/2019	30	72	3	0	0
WTI Houston (Argus) vs. WTI Trade August Futures †	07/2020	3	6	0	0	0
WTI Houston (Argus) vs. WTI Trade August Futures †	07/2021	3	5	0	0	0
WTI Houston (Argus) vs. WTI Trade December Futures †	11/2018	41	98	(11)	1	0
WTI Houston (Argus) vs. WTI Trade December Futures †	11/2019	30	72	3	0	0
WTI Houston (Argus) vs. WTI Trade December Futures †	11/2020	3	6	0	0	0
WTI Houston (Argus) vs. WTI Trade December Futures †	11/2021	3	5	0	0	0
WTI Houston (Argus) vs. WTI Trade February Futures †	01/2019	30	71	2	0	0
WTI Houston (Argus) vs. WTI Trade February Futures †	01/2020	3	6	0	0	0
WTI Houston (Argus) vs. WTI Trade February Futures †	01/2021	3	5	0	0	0
WTI Houston (Argus) vs. WTI Trade January Futures †	12/2018	30	68	(1)	0	0
WTI Houston (Argus) vs. WTI Trade January Futures †	12/2019	3	6	0	0	0
WTI Houston (Argus) vs. WTI Trade January Futures †	12/2020	3	5	0	0	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	71

Consolidated Schedule of Investments PIMCO  CommoditiesPLUS® Strategy Fund (Cont.)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
WTI Houston (Argus) vs. WTI Trade July Futures †	06/2018	41	$98	$(11)	$2	$0
WTI Houston (Argus) vs. WTI Trade July Futures †	06/2019	30	72	3	0	0
WTI Houston (Argus) vs. WTI Trade July Futures †	06/2020	3	6	0	0	0
WTI Houston (Argus) vs. WTI Trade July Futures †	06/2021	3	5	0	0	0
WTI Houston (Argus) vs. WTI Trade June Futures †	05/2019	30	74	5	0	0
WTI Houston (Argus) vs. WTI Trade June Futures †	05/2020	3	6	0	0	0
WTI Houston (Argus) vs. WTI Trade June Futures †	05/2021	3	5	0	0	0
WTI Houston (Argus) vs. WTI Trade March Futures †	02/2019	30	74	5	0	0
WTI Houston (Argus) vs. WTI Trade March Futures †	02/2020	3	6	0	0	0
WTI Houston (Argus) vs. WTI Trade March Futures †	02/2021	3	5	0	0	0
WTI Houston (Argus) vs. WTI Trade May Futures †	04/2019	30	74	5	0	0
WTI Houston (Argus) vs. WTI Trade May Futures †	04/2020	3	6	0	0	0
WTI Houston (Argus) vs. WTI Trade May Futures †	04/2021	3	5	0	0	0
WTI Houston (Argus) vs. WTI Trade November Futures †	10/2018	41	96	(13)	1	0
WTI Houston (Argus) vs. WTI Trade November Futures †	10/2019	30	72	3	0	0
WTI Houston (Argus) vs. WTI Trade November Futures †	10/2020	3	6	0	0	0
WTI Houston (Argus) vs. WTI Trade November Futures †	10/2021	3	5	0	0	0
WTI Houston (Argus) vs. WTI Trade October Futures †	09/2018	41	93	(15)	1	0
WTI Houston (Argus) vs. WTI Trade October Futures †	09/2019	30	72	3	0	0
WTI Houston (Argus) vs. WTI Trade October Futures †	09/2020	3	6	0	0	0
WTI Houston (Argus) vs. WTI Trade October Futures †	09/2021	3	5	0	0	0
WTI Houston (Argus) vs. WTI Trade September Futures †	08/2018	41	93	(15)	2	0
WTI Houston (Argus) vs. WTI Trade September Futures †	08/2019	30	72	3	0	0
WTI Houston (Argus) vs. WTI Trade September Futures †	08/2020	3	6	0	0	0
WTI Houston (Argus) vs. WTI Trade September Futures †	08/2021	3	5	0	0	0
Zinc September Futures †	09/2018	106	8,659	(57)	0	0

				$82,672	$10,965	$(614)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Aluminum July Futures †	07/2018	110	$	(5,521)	$252	$0	$0
Aluminum May Futures †	05/2018	28		(1,397)	119	0	0
Aluminum September Futures †	09/2018	168		(8,464)	396	0	0
Arabica Coffee July Futures †	07/2018	5		(225)	5	0	(1)
Arabica Coffee May Futures †	05/2018	52		(2,304)	106	0	(8)
Arabica Coffee September Futures †	09/2018	183		(8,396)	233	0	(24)
Brent (ICE) Calendar Swap April Futures †	04/2018	19		(1,317)	(13)	0	(11)
Brent (ICE) Calendar Swap August Futures †	08/2018	10		(675)	(151)	0	(4)
Brent (ICE) Calendar Swap December Futures †	12/2018	10		(659)	(137)	0	(4)
Brent (ICE) Calendar Swap July Futures †	07/2018	10		(679)	(155)	0	(5)
Brent (ICE) Calendar Swap June Futures †	06/2018	19		(1,298)	10	0	(9)
Brent (ICE) Calendar Swap May Futures †	05/2018	19		(1,308)	(4)	0	(10)
Brent (ICE) Calendar Swap November Futures †	11/2018	10		(663)	(140)	0	(4)
Brent (ICE) Calendar Swap October Futures †	10/2018	10		(667)	(144)	0	(4)
Brent (ICE) Calendar Swap September Futures †	09/2018	10		(671)	(148)	0	(4)
Brent Crude December Futures †	10/2022	778		(44,579)	(825)	140	0
Brent Crude June Futures †	04/2019	3,326		(214,594)	(10,775)	0	(964)
Brent Crude June Futures †	05/2020	879		(53,742)	(5,050)	0	(88)
Brent Crude June Futures †	04/2021	436		(25,637)	(1,572)	39	0
Brent Crude March Futures †	01/2019	704		(46,168)	(789)	0	(246)
Brent Crude September Futures †	07/2019	294		(18,707)	(719)	0	(71)
Call Options Strike @ USD 69.000 on Brent Crude July 2018 Futures †	05/2018	132		(331)	(201)	0	(17)
Call Options Strike @ USD 69.000 on Brent Crude June 2018 Futures †	04/2018	336		(652)	(329)	0	(60)
Call Options Strike @ USD 69.500 on Brent Crude July 2018 Futures †	05/2018	132		(300)	(181)	0	(13)
Call Options Strike @ USD 70.000 on Brent Crude June 2018 Futures †	04/2018	360		(526)	(198)	0	(43)
Call Options Strike @ USD 70.500 on Brent Crude July 2018 Futures †	05/2018	120		(223)	(111)	0	(8)
Call Options Strike @ USD 70.500 on Brent Crude June 2018 Futures †	04/2018	144		(181)	(62)	0	(14)
Call Options Strike @ USD 71.500 on Brent Crude July 2018 Futures †	05/2018	132		(201)	(79)	0	(5)
Call Options Strike @ USD 74.000 on Brent Crude December 2018 Futures †	10/2018	202		(432)	(81)	14	0
Call Options Strike @ USD 74.500 on Brent Crude July 2018 Futures †	05/2018	240		(202)	55	0	0
Call Options Strike @ USD 75.000 on Brent Crude December 2018 Futures †	10/2018	226		(429)	(146)	16	0
Call Options Strike @ USD 75.500 on Brent Crude July 2018 Futures †	05/2018	132		(91)	50	3	0
Cocoa May Futures †	05/2018	97		(2,479)	(455)	40	0
Cocoa September Futures †	09/2018	72		(1,868)	(89)	35	0
Copper December Futures †	12/2018	550		(42,426)	2,511	0	(323)
Copper July Futures †	07/2018	200		(15,230)	(9)	0	(117)
Copper May Futures †	05/2018	658		(49,769)	3,181	0	(387)

72	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Copper September Futures †	09/2018	126	$	(9,653)	$285	$0	$(76)
Corn December Futures †	12/2019	202		(4,164)	(9)	0	(71)
Corn July Futures †	07/2018	2,520		(49,928)	(294)	0	(1,764)
Corn May Futures †	05/2018	1,169		(22,664)	(1,602)	0	(833)
Corn September Futures †	09/2018	1,461		(29,457)	(826)	0	(1,041)
Cotton No. 2 July Futures †	07/2018	123		(5,031)	87	0	(38)
Cotton No. 2 May Futures †	05/2018	28		(1,140)	(19)	0	(10)
Euro-Bund 10-Year Bond June Futures	06/2018	36	EUR	(7,062)	(136)	0	(9)
Gas Oil June Futures †	06/2018	888	$	(54,523)	(2,248)	0	(155)
Gas Oil June Futures †	06/2019	888		(52,414)	(5,585)	0	(133)
Gas Oil May Futures †	05/2018	6		(371)	(15)	0	(1)
Gold 100 oz. June Futures †	06/2018	709		(94,106)	108	191	0
Hard Red Winter Wheat May Futures †	05/2018	69		(1,612)	254	0	(22)
Henry Hub Natural Gas August Futures †	07/2018	284		(2,021)	108	0	(17)
Henry Hub Natural Gas December Futures †	11/2018	284		(2,139)	(9)	0	(16)
Henry Hub Natural Gas July Futures †	06/2018	284		(2,011)	119	0	(17)
Henry Hub Natural Gas June Futures †	05/2018	284		(1,972)	157	0	(19)
Henry Hub Natural Gas May Futures †	04/2018	284		(1,940)	189	0	(25)
Henry Hub Natural Gas November Futures †	10/2018	284		(2,051)	78	0	(16)
Henry Hub Natural Gas October Futures †	09/2018	284		(2,021)	109	0	(17)
Henry Hub Natural Gas September Futures †	08/2018	284		(2,011)	118	0	(17)
Live Cattle June Futures †	06/2018	205		(8,411)	1,151	246	0
Natural Gas August Futures †	07/2018	200		(5,694)	(89)	0	(48)
Natural Gas January Futures †	12/2018	131		(4,054)	(15)	0	(27)
Natural Gas July Futures †	06/2018	1,333		(37,751)	(642)	0	(320)
Natural Gas June Futures †	05/2018	232		(6,445)	(66)	5	(51)
Natural Gas March Futures †	02/2019	894		(26,418)	1,215	0	(116)
Natural Gas May Futures †	04/2018	2,003		(54,742)	1,150	0	(764)
New York Harbor ULSD July Futures †	06/2018	94		(7,967)	(75)	0	(31)
Nickel July Futures †	07/2018	7		(559)	7	0	0
Put Options Strike @ USD 55.000 on Brent Crude December 2018 Futures †	10/2018	202		(261)	54	40	0
Put Options Strike @ USD 56.000 on Brent Crude December 2018 Futures †	10/2018	226		(334)	170	48	0
RBOB Gasoline September Futures †	08/2018	136		(11,308)	(410)	0	(30)
Silver July Futures †	07/2018	18		(1,472)	30	0	(1)
Silver May Futures †	05/2018	140		(11,388)	229	0	(10)
Soybean July Futures †	07/2018	58		(3,061)	51	0	(78)
Soybean Meal July Futures †	07/2018	9		(348)	1	0	(11)
Soybean Meal May Futures †	05/2018	176		(6,758)	(65)	0	(223)
Soybean Oil July Futures †	07/2018	13		(251)	3	0	(2)
Sugar No. 11 July Futures †	06/2018	950		(13,257)	981	0	(128)
Sugar No. 11 May Futures †	04/2018	466		(6,446)	660	0	(73)
Sugar No. 11 October Futures †	09/2018	554		(7,986)	685	0	(56)
U.S. Treasury 2-Year Note June Futures	06/2018	4		(850)	0	0	0
United Kingdom Long Gilt June Futures	06/2018	417	GBP	(71,856)	(1,338)	0	(398)
WCS Oil Monthly Index April Futures †	03/2020	5	$	(97)	9	0	0
WCS Oil Monthly Index August Futures †	07/2018	21		(420)	(3)	0	0
WCS Oil Monthly Index August Futures †	07/2020	5		(97)	9	0	0
WCS Oil Monthly Index December Futures †	11/2018	26		(592)	(98)	0	0
WCS Oil Monthly Index December Futures †	11/2020	5		(105)	2	0	(1)
WCS Oil Monthly Index February Futures †	01/2020	5		(104)	2	0	(1)
WCS Oil Monthly Index January Futures †	12/2019	5		(105)	2	0	(1)
WCS Oil Monthly Index July Futures †	06/2018	21		(399)	18	0	0
WCS Oil Monthly Index July Futures †	06/2020	5		(97)	10	0	0
WCS Oil Monthly Index June Futures †	05/2018	18		(360)	(66)	0	0
WCS Oil Monthly Index June Futures †	05/2020	5		(98)	8	0	0
WCS Oil Monthly Index March Futures †	02/2020	5		(104)	3	0	(1)
WCS Oil Monthly Index May Futures †	04/2018	18		(394)	(100)	5	0
WCS Oil Monthly Index May Futures †	04/2020	5		(98)	9	0	0
WCS Oil Monthly Index November Futures †	10/2018	26		(588)	(94)	0	0
WCS Oil Monthly Index November Futures †	10/2020	5		(104)	2	0	(1)
WCS Oil Monthly Index October Futures †	09/2018	26		(584)	(90)	0	0
WCS Oil Monthly Index October Futures †	09/2020	5		(104)	3	0	(1)
WCS Oil Monthly Index September Futures †	08/2018	21		(473)	(56)	0	0
WCS Oil Monthly Index September Futures †	08/2020	5		(98)	9	0	0
Wheat May Futures †	05/2018	349		(7,870)	603	0	(96)
WTI Brent Financial April Futures †	04/2019	43		(212)	9	0	(2)
WTI Brent Financial August Futures †	08/2018	122		(510)	43	0	(5)
WTI Brent Financial August Futures †	08/2019	43		(224)	(2)	0	(3)
WTI Brent Financial December Futures †	12/2018	122		(566)	(13)	0	(7)
WTI Brent Financial December Futures †	12/2019	43		(221)	1	0	(4)
WTI Brent Financial February Futures †	02/2019	43		(209)	13	0	(3)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	73

Consolidated Schedule of Investments PIMCO  CommoditiesPLUS® Strategy Fund (Cont.)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
WTI Brent Financial January Futures †	01/2019	43	$	(205)	$17	$0	$(3)
WTI Brent Financial July Futures †	07/2018	122		(493)	60	0	(4)
WTI Brent Financial July Futures †	07/2019	43		(222)	(1)	0	(3)
WTI Brent Financial June Futures †	06/2019	43		(220)	2	0	(3)
WTI Brent Financial March Futures †	03/2019	43		(212)	10	0	(3)
WTI Brent Financial May Futures †	05/2019	43		(217)	5	0	(3)
WTI Brent Financial November Futures †	11/2018	122		(554)	(1)	0	(7)
WTI Brent Financial November Futures †	11/2019	43		(218)	4	0	(3)
WTI Brent Financial October Futures †	10/2018	122		(538)	15	0	(7)
WTI Brent Financial October Futures †	10/2019	43		(219)	3	0	(3)
WTI Brent Financial September Futures †	09/2018	122		(526)	27	0	(6)
WTI Brent Financial September Futures †	09/2019	43		(222)	0	0	(3)
WTI Crude April Futures †	03/2019	191		(11,471)	(389)	0	(50)
WTI Crude August Futures †	07/2018	191		(12,232)	(494)	0	(86)
WTI Crude August Futures †	08/2018	1,917		(121,691)	(622)	0	(769)
WTI Crude December Futures †	11/2018	4,348		(269,185)	(4,507)	0	(1,403)
WTI Crude December Futures †	11/2019	3,218		(184,617)	(4,998)	2	(278)
WTI Crude December Futures †	11/2020	3,056		(166,124)	(3,467)	407	0
WTI Crude December Futures †	11/2022	502		(25,913)	(432)	110	0
WTI Crude February Futures †	01/2019	1,015		(61,854)	(1,306)	0	(294)
WTI Crude July Futures †	06/2018	229		(14,780)	(859)	0	(110)
WTI Crude June Futures †	05/2018	1,142		(74,082)	(3,736)	6	(621)
WTI Midarg/Finance CS August Futures †	08/2018	52		(222)	(158)	0	(12)
WTI Midarg/Finance CS December Futures †	12/2018	52		(239)	(175)	0	(2)
WTI Midarg/Finance CS July Futures †	07/2018	52		(207)	(144)	0	(15)
WTI Midarg/Finance CS November Futures †	11/2018	52		(251)	(187)	0	(1)
WTI Midarg/Finance CS October Futures †	10/2018	52		(247)	(183)	0	(10)
WTI Midarg/Finance CS September Futures †	09/2018	52		(226)	(162)	0	(8)
WTI Midland vs WTI Trade April Futures †	03/2020	3		—	2	1	0
WTI Midland vs WTI Trade April Futures †	03/2021	3		—	0	0	0
WTI Midland vs WTI Trade August Futures †	07/2018	16		(63)	(52)	0	(5)
WTI Midland vs WTI Trade August Futures †	07/2020	3		—	2	0	0
WTI Midland vs WTI Trade August Futures †	07/2021	3		—	0	0	0
WTI Midland vs WTI Trade December Futures †	11/2018	16		(78)	(68)	0	0
WTI Midland vs WTI Trade December Futures †	11/2020	3		—	2	0	0
WTI Midland vs WTI Trade December Futures †	11/2021	3		—	0	0	0
WTI Midland vs WTI Trade February Futures †	01/2020	3		—	2	1	0
WTI Midland vs WTI Trade February Futures †	01/2021	3		—	0	0	0
WTI Midland vs WTI Trade January Futures †	12/2019	3		—	2	1	0
WTI Midland vs WTI Trade January Futures †	12/2020	3		—	0	0	0
WTI Midland vs WTI Trade July Futures †	06/2018	16		(54)	(43)	0	(4)
WTI Midland vs WTI Trade July Futures †	06/2020	3		—	2	0	0
WTI Midland vs WTI Trade July Futures †	06/2021	3		—	0	0	0
WTI Midland vs WTI Trade June Futures †	05/2020	3		—	2	0	0
WTI Midland vs WTI Trade June Futures †	05/2021	3		—	0	0	0
WTI Midland vs WTI Trade March Futures †	02/2020	3		—	2	0	0
WTI Midland vs WTI Trade March Futures †	02/2021	3		—	0	0	0
WTI Midland vs WTI Trade May Futures †	04/2020	3		—	2	0	0
WTI Midland vs WTI Trade May Futures †	04/2021	3		—	0	0	0
WTI Midland vs WTI Trade November Futures †	10/2018	16		(76)	(65)	0	(4)
WTI Midland vs WTI Trade November Futures †	10/2020	3		—	2	0	0
WTI Midland vs WTI Trade November Futures †	10/2021	3		—	0	0	0
WTI Midland vs WTI Trade October Futures †	09/2018	16		(68)	(58)	0	(2)
WTI Midland vs WTI Trade October Futures †	09/2020	3		—	2	0	0
WTI Midland vs WTI Trade October Futures †	09/2021	3		—	0	0	0
WTI Midland vs WTI Trade September Futures †	08/2018	16		(68)	(58)	0	(4)
WTI Midland vs WTI Trade September Futures †	08/2020	3		—	2	0	0
WTI Midland vs WTI Trade September Futures †	08/2021	3		—	0	0	0
Zinc July Futures †	07/2018	7		(573)	(13)	0	0
Zinc May Futures †	05/2018	64		(5,245)	242	0	0

					$(42,625)	$1,350	$(12,960)

Total Futures Contracts					$40,047	$12,315	$(13,574)

74	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.311%	EUR	1,530	$25	$11	$36	$0	$(1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	12/16/2020	$	75,500	$(373)	$1,257	$884	$0	$(7)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		76,600	532	(1,673)	(1,141)	38	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/15/2023		20,460	121	480	601	0	(10)
Pay(4)	3-Month USD-LIBOR	2.655	Semi-Annual	10/19/2023		20,000	0	(112)	(112)	19	0
Pay(4)	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		27,000	0	(124)	(124)	25	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		64,500	1,595	1,449	3,044	0	(40)
Receive(4)	3-Month USD-LIBOR	2.800	Semi-Annual	10/28/2025		24,980	(12)	57	45	0	(34)
Receive(4)	3-Month USD-LIBOR	2.500	Semi-Annual	02/22/2026		194,100	(621)	3,559	2,938	0	(281)
Receive(4)	3-Month USD-LIBOR	2.400	Semi-Annual	03/16/2026		71,600	(313)	1,711	1,398	0	(105)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		3,400	(62)	170	108	0	(5)
Receive(4)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		11,850	(19)	535	516	0	(17)
Receive	3-Month USD-LIBOR †	1.750	Semi-Annual	12/21/2026		135,410	(1,881)	12,119	10,238	0	(208)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		32,240	2,791	1,141	3,932	0	(179)
Receive(4)	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048		5,000	0	(91)	(91)	0	(31)
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045	JPY	33,700	(104)	47	(57)	0	0
Pay	28-Day MXN-TIIE	5.825	Lunar	01/12/2023	MXN	299,200	(7)	(1,070)	(1,077)	31	0
Pay	CPTFEMU	1.165	Maturity	12/15/2021	EUR	2,290	2	30	32	0	(1)
Pay	CPURNSA	2.069	Maturity	07/15/2022	$	3,500	0	35	35	3	0
Receive	CPURNSA	2.243	Maturity	11/21/2026		39,000	0	(116)	(116)	0	(25)
Receive	UKRPI	3.350	Maturity	05/15/2030	GBP	13,500	124	326	450	6	0
Receive	UKRPI	3.300	Maturity	12/15/2030		600	(29)	25	(4)	0	(1)
Receive	UKRPI	3.140	Maturity	04/15/2031		22,600	(2,375)	909	(1,466)	21	0
Receive	UKRPI	3.470	Maturity	09/15/2032		5,450	12	96	108	0	(7)

							$(619)	$20,760	$20,141	$143	$(951)

Total Swap Agreements							$(594)	$20,771	$20,177	$143	$(952)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
PIMCO CommoditiesPLUS® Strategy Fund(5)	$0	$389	$143	$532	$0	$(407)	$(952)	$(1,359)
PIMCO Cayman Commodity Fund III, Ltd. (Subsidiary)(5)	0	11,926	0	11,926	(3,768)	(13,167)	0	(16,935)

Total Exchange-Traded or Centrally Cleared	$0	$12,315	$143	$12,458	$(3,768)	$(13,574)	$(952)	$(18,294)

(m)	Securities with an aggregate market value of $68,228 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(5)

The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	75

Consolidated Schedule of Investments PIMCO  CommoditiesPLUS® Strategy Fund (Cont.)

(n)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2018	JPY	2,371,600		$21,058	$0	$(1,233)
BPS	04/2018		170,000		1,536	0	(64)
	04/2018		$1,052	IDR	14,515,468	4	0
	04/2018		1,067	INR	69,691	1	0
	07/2018	BRL	11,600		$3,310	0	(176)
BRC	04/2018	THB	70,076		2,235	0	(6)
	05/2018		$5,416	MXN	101,401	130	0
CBK	04/2018	CAD	8,000		$6,121	0	(90)
	04/2018	EUR	38,294		47,360	205	0
	04/2018	GBP	49,802		70,042	170	0
	05/2018	JPY	4,990,000		45,898	0	(1,073)
DUB	04/2018	EUR	7,910		9,770	31	0
	07/2018	BRL	87,900		25,194	4	(1,224)
GLM	04/2018	CAD	37,967		29,442	44	(74)
	04/2018	CZK	78,579		3,830	22	0
	04/2018	EUR	13,022		16,102	79	0
	04/2018	TWD	31,925		1,099	0	0
	04/2018		$1,276	CZK	26,200	0	(7)
	04/2018		3,202	MXN	59,675	72	0
HUS	04/2018	CAD	30,100		$23,067	0	(303)
	04/2018	CZK	26,201		1,270	1	0
	04/2018	THB	70,476		2,262	6	0
	04/2018	TWD	32,357		1,110	0	0
	04/2018		$70,813	GBP	49,802	0	(940)
	04/2018		2,116	IDR	29,112,028	2	0
	04/2018		1,115	THB	34,801	0	(2)
	04/2018		1,110	TWD	32,357	0	0
	05/2018	GBP	49,802		$70,898	940	0
	07/2018	BRL	136,100		38,852	0	(2,045)
IND	04/2018	CAD	10,733		8,318	0	(13)
JPM	04/2018		51,500		39,798	50	(231)
	04/2018	CZK	22,807		1,103	0	(2)
	04/2018	IDR	14,625,369		1,064	2	0
	04/2018	JPY	180,000		1,626	0	(67)
	04/2018	NZD	4,910		3,542	0	(6)
	04/2018	PHP	55,552		1,063	0	(2)
	04/2018		$20,047	CAD	25,804	0	(17)
	04/2018		1,067	IDR	14,625,369	0	(5)
	04/2018		1,046	INR	68,128	0	(1)
	04/2018		1,067	MXN	20,067	36	0
	05/2018	CAD	25,804		$20,057	17	0
MSB	04/2018	EUR	5,700		7,051	30	0
	05/2018	JPY	480,000		4,411	0	(111)
RYL	04/2018	TWD	32,364		1,111	0	(2)
	04/2018		$1,059	IDR	14,569,885	2	0
	04/2018		1,067	INR	69,394	0	(2)
SCX	04/2018	THB	34,913		$1,120	3	0
	06/2018		$1,041	INR	68,538	3	0
SOG	04/2018	INR	67,886		$1,048	7	0
	04/2018	TWD	97,213		3,334	0	(7)
	04/2018		$2,085	INR	136,423	8	0
	04/2018		1,067	PHP	55,902	4	0
	04/2018		1,109	TWD	32,357	1	0
UAG	04/2018	CAD	18,000		$13,956	0	(16)
	04/2018	JPY	315,400		2,848	0	(120)
	04/2018		$16,245	EUR	13,116	0	(107)
	05/2018	EUR	13,116		$16,279	107	0
	05/2018	JPY	18,470,000		174,314	560	(319)

Total Forward Foreign Currency Contracts						$2,541	$(8,265)

76	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	06/15/2018	$ 3,600	$361	$1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	3,600	360	548
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	7,400	741	2
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	7,400	740	1,126

							$2,202	$1,677

Total Purchased Options							$2,202	$1,677

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date(1)	Notional Amount		Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$	900	$(11)	$0
DUB	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020		10,000	(98)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	10,900	(496)	(62)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	$	18,600	(135)	(2)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		12,800	(89)	(1)
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		47,600	(538)	(68)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		14,400	(266)	(33)

							$(1,633)	$(166)

Total Written Options							$(1,633)	$(166)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Pay	EUR5050 1H18 †	$12.250	Maturity	06/30/2018	23,463	$0	$(16)	$0	$(16)
	Receive	EUR5050 2H18 †	11.070	Maturity	12/31/2018	45,000	0	42	42	0
	Receive	EURMARGIN 2H18 †	6.110	Maturity	12/31/2018	36,600	0	43	43	0
	Receive	EURMARGIN 2Q18 †	7.595	Maturity	06/30/2018	210,600	(6)	48	42	0
	Pay	JETBRENT CAL19 †«	0.000	Maturity	12/31/2019	170,508	0	5	5	0
	Pay	NAPGASFO 2Q18 †	14.800	Maturity	06/30/2018	35,700	0	(87)	0	(87)
	Receive	NAPGASFO CAL18 †	12.700	Maturity	12/31/2018	99,900	(2)	341	339	0
	Receive	PLATGOLD N8 †	317.200	Maturity	07/09/2018	9,700	0	(758)	0	(758)
	Pay	BRTDUBAI 1H19 †	3.020	Maturity	06/30/2019	1,200	0	0	0	0
CBK	Receive	MEHMID CAL20 †	1.840	Maturity	12/31/2021	400,800	(5)	131	126	0
	Receive	WCS 2H18 †	19.100	Maturity	12/31/2018	124,200	(399)	100	0	(299)
	Receive	WCS 2Q4Q18 †	19.750	Maturity	12/31/2018	42,400	0	(69)	0	(69)
	Pay	WCS 3Q18 †	20.100	Maturity	09/30/2018	103,200	77	(36)	41	0
	Receive	WCS CAL18 †	15.450	Maturity	12/31/2018	421,866	(573)	(1,893)	0	(2,466)
GST	Receive	BRTDUBAI 1H19 †	2.420	Maturity	06/30/2019	1,200	0	1	1	0
	Receive	COCL CAL19 †	5.300	Maturity	12/31/2019	234,000	(17)	76	59	0
	Pay	EUR5050 1H18 †	12.270	Maturity	06/30/2018	11,637	0	(8)	0	(8)
	Receive	EUR5050 2H18 †	10.850	Maturity	12/31/2018	90,000	11	93	104	0
	Receive	EURMARGIN 2Q18 †	7.800	Maturity	06/30/2018	50,400	0	0	0	0
	Pay	HSFOCO 3Q18 †	7.400	Maturity	09/30/2018	97,200	(5)	441	436	0
	Receive	HSFOEW CAL18 †	14.750	Maturity	12/31/2018	57,600	13	(104)	0	(91)
	Pay	JETBRENT CAL19 †«	0.000	Maturity	12/31/2019	109,080	0	(47)	0	(47)
	Receive	KCBT Wheat July Futures †	0.020	Maturity	06/22/2018	1,290,300	13	190	203	0
	Receive	MEHCL CAL19 †	2.650	Maturity	12/31/2019	234,000	(13)	(38)	0	(51)
	Receive	MIDWTICAL 2H18 †	1.000	Maturity	12/31/2018	37,800	0	(118)	0	(118)
	Receive	PLATGOLD N8 †	318.900	Maturity	07/06/2018	3,950	0	(301)	0	(301)
	Receive	WCS 2H18 †	20.100	Maturity	12/31/2018	57,600	22	(104)	0	(82)
	Pay	WCS 3Q18 †	20.000	Maturity	09/30/2018	13,500	0	7	7	0
JPM	Receive	EUR5050 CAL18 †	11.010	Maturity	12/31/2018	105,300	0	144	144	0
	Receive	EURMARGIN 2Q18 †	7.650	Maturity	06/30/2018	51,300	0	7	7	0
	Receive	EUROBOBCO CAL21 †	7.700	Maturity	12/31/2021	43,200	0	2	2	0
	Receive	EURSIMP 2H18 †	2.600	Maturity	12/31/2018	108,600	0	45	45	0
	Receive	HSFOCO 3Q18 †	10.250	Maturity	09/30/2018	50,700	0	(84)	0	(84)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	77

Consolidated Schedule of Investments PIMCO  CommoditiesPLUS® Strategy Fund (Cont.)

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Receive	HSFOCO 3Q18 †	$7.900	Maturity	09/30/2018	98,400	$0	$(392)	$0	$(392)
	Receive	HSFOEW CAL18 †	14.750	Maturity	12/31/2018	19,800	0	(28)	0	(28)
	Receive	NAPGASFO CAL18 †	12.000	Maturity	12/31/2018	66,600	0	229	229	0
MAC	Receive	COCL CAL19 †	5.380	Maturity	12/31/2019	208,800	(7)	76	69	0
	Receive	EURMARGIN 2H18 †	5.580	Maturity	12/31/2018	71,400	0	120	120	0
	Receive	EURMARGIN 2Q18 †	7.590	Maturity	06/30/2018	51,300	0	10	10	0
	Receive	MEHCL CAL19 †	2.700	Maturity	12/31/2019	208,800	0	(55)	0	(55)
	Receive	WCS CAL18 †	15.400	Maturity	12/31/2018	152,534	(186)	(713)	0	(899)
MYC	Receive	EUR5050 2H18 †	10.900	Maturity	12/31/2018	97,200	0	108	108	0
	Receive	EUR5050 2H18 †	11.100	Maturity	12/31/2018	79,800	0	73	73	0
	Receive	EUR5050 2H18 †	11.150	Maturity	12/31/2018	79,800	0	69	69	0
	Receive	EURMARGIN 2H18 †	5.770	Maturity	12/31/2018	101,100	0	152	152	0
	Receive	EURMARGIN 2H18 †	5.810	Maturity	12/31/2018	67,500	0	99	99	0
	Receive	EURMARGIN 2H18 †	5.980	Maturity	12/31/2018	34,200	0	44	44	0
	Receive	EURMARGIN 4Q18 †	6.420	Maturity	12/31/2018	122,400	0	22	22	0
	Receive	EURMARGIN CAL19 †	8.920	Maturity	12/31/2019	204,000	0	55	55	0
	Receive	EUROBOBCO CAL20 †	8.220	Maturity	12/31/2020	108,000	0	34	34	0
	Pay	EURSIMP 2H18 †	3.470	Maturity	12/31/2018	108,600	0	48	48	0
	Receive	GOLDLNPM Index †	1,303.300	Maturity	11/29/2018	7,100	0	276	276	0
	Receive	GOLDLNPM Index †	1,345.750	Maturity	11/29/2018	3,200	0	(10)	0	(10)
	Pay	GOLDLNPM Index †	1,255.000	Maturity	11/29/2018	16,100	0	(1,390)	0	(1,390)
	Pay	GOLDLNPM Index †	1,266.200	Maturity	11/29/2018	13,600	0	(1,025)	0	(1,025)
	Pay	GOLDLNPM Index †	1,289.000	Maturity	11/29/2018	15,400	0	(815)	0	(815)
	Receive	HSFOCO 3Q18 †	10.500	Maturity	09/30/2018	47,400	0	(67)	0	(67)
	Pay	HSFOCO 3Q18 †	7.400	Maturity	09/30/2018	49,200	0	221	221	0
	Pay	HSFOCO 3Q18 †	7.350	Maturity	09/30/2018	50,400	0	228	228	0
	Receive	HSFOEW CAL18 †	14.500	Maturity	12/31/2018	7,200	0	(10)	0	(10)
	Pay	NAPGASFO 2Q18 †	14.900	Maturity	06/30/2018	19,800	0	(46)	0	(46)

							$(1,077)	$(4,634)	$3,503	$(9,214)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
DUB	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	$110	$(3)	$4	$1	$0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	3,100	(139)	151	12	0
MYC	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	90	(3)	4	1	0

						$(145)	$159	$14	$0

TOTAL RETURN SWAPS ON COMMODITY INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	BCOMF1T Index †	242,960	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	$85,913	$0	$145	$145	$0
	Receive	CSIXTR Index †	96,583	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	365,080	0	8,197	8,197	0
	Pay	SPGCINP Index †	51,417	(0.050)%	Monthly	08/15/2018	10,240	0	261	261	0
	Pay	BCOMTR Index †	251,161	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	10/15/2018	44,906	0	(78)	0	(78)
CBK	Receive	CIXBXMB2 Index †	1,585,428	0.170%	Monthly	08/15/2018	169,588	0	22	22	0
	Receive	CIXBXMB3 Index †	1,476,898	0.170%	Monthly	08/15/2018	172,760	0	14	14	0
	Receive	CSIXTR Index †	51,543	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	194,830	0	4,369	4,369	0
CIB	Receive	BCOMSK2 Index †	229,736	0.200%	Monthly	08/15/2018	31,448	0	1,591	1,591	0
	Receive	CSIXTR Index †	59,352	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	224,350	0	5,038	5,038	0
	Receive	PIMCODB Index †	37,348	0.000%	Monthly	08/15/2018	3,993	0	74	74	0
FBF	Receive	BCOMSK3 Index †	200,597	0.180%	Monthly	08/15/2018	24,851	0	1,463	1,463	0
	Receive	CSIXTR Index †	80,531	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	304,403	0	6,841	6,841	0
GST	Receive	BCOMF1T Index †	134,489	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	47,557	0	80	80	0

78	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

Counterparty	Pay/Receive(5)	UnderlyingReference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Receive	CMDSKEWLS Index †	126,198	0.250%	Monthly	08/15/2018	$18,524	$0	$1,435	$1,435	$0
	Receive	CSIXTR Index †	211,480	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	799,385	0	17,955	17,955	0
	Pay	SPGCINP Index †	46,697	(0.050)%	Monthly	08/15/2018	9,300	0	237	237	0
JPM	Receive	BCOMF1T Index †	1,698,736	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	600,693	0	1,013	1,013	0
	Receive	CSIXTR Index †	98,725	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	373,177	0	8,381	8,381	0
	Receive	JMABCTNE Index(8) †	1,724,769	0.150%	Monthly	08/15/2018	195,739	0	110	110	0
	Receive	JMABDEWE Index(9) †	81,612	0.300%	Monthly	08/15/2018	90,975	0	2,174	2,174	0
	Receive	JMABFNJ1 Index(10) †	355,407	0.350%	Monthly	08/15/2018	36,277	0	843	843	0
	Receive	JMABNIC2 Index(11) †	210,275	0.170%	Monthly	08/15/2018	94,939	0	1,334	1,334	0
	Pay	BCOMTR Index †	3,848,548	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	10/15/2018	688,100	0	(1,187)	0	(1,187)
MAC	Receive	BCOMSK1 Index †	197,783	0.170%	Monthly	08/15/2018	27,278	0	1,606	1,606	0
	Receive	BCOMSK4 Index †	186,451	0.170%	Monthly	08/15/2018	22,770	0	949	949	0
	Receive	CSIXTR Index †	59,018	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	223,086	0	5,010	5,010	0
	Receive	MQCP563E Index †	254,661	0.950%	Monthly	08/15/2018	34,516	0	(64)	0	(64)
	Receive	PIMCODB Index(12) †	569,826	0.000%	Monthly	08/15/2018	60,813	0	1,133	1,133	0
MEI	Receive	CSIXTR Index †	42,289	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	159,850	0	3,589	3,589	0
RBC	Receive	CSIXTR Index †	21,751	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	82,218	0	1,846	1,846	0
SOG	Receive	CSIXTR Index †	109,302	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	413,155	0	9,283	9,283	0

								$0	$83,664	$84,993	$(1,329)

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Receive	SPGCIAP Index(6) †	3.063%	Maturity	07/27/2018	$ 4,514	$0	$4	$4	$0
	Pay	SPGCIAP Index(6) †	4.666	Maturity	08/01/2018	2,192	0	26	26	0
GST	Receive	CBOT Soybean July Futures(6) †	2.176	Maturity	06/22/2018	3,526	0	(12)	0	(12)
	Receive	CBOT Soybean Oil December Futures(6) †	3.331	Maturity	11/23/2018	5,124	0	(61)	0	(61)
	Receive	SPGCIAP Index(6) †	3.063	Maturity	08/01/2018	4,629	0	4	4	0
	Receive	SPGCIAP Index(6) †	3.706	Maturity	08/01/2018	390	0	(1)	0	(1)
JPM	Receive	CBOT Corn December Futures(6) †	3.063	Maturity	11/23/2018	3,829	0	18	18	0
	Receive	CBOT Corn July Futures(6) †	2.890	Maturity	06/22/2018	6,882	0	(34)	0	(34)
	Pay	GOLDLNPM Index(6) †	3.240	Maturity	07/08/2019	15,333	0	161	161	0
	Receive	SLVRLND Index(6) †	5.336	Maturity	10/31/2018	3,074	0	(67)	0	(67)
	Receive	SLVRLND Index(6) †	7.290	Maturity	07/08/2019	10,222	0	(197)	0	(197)
	Receive	SPGCIAP Index(6) †	3.671	Maturity	08/01/2018	4,326	0	(13)	0	(13)
MEI	Receive	CBOT Corn July Futures(6) †	2.856	Maturity	06/22/2018	6,775	0	(4)	0	(4)
MYC	Pay	GOLDLNPM Index(6) †	1.664	Maturity	04/12/2018	15,659	0	150	150	0
	Pay	GOLDLNPM Index(6) †	2.045	Maturity	10/25/2018	28,636	0	249	249	0
	Pay	GOLDLNPM Index(6) †	2.031	Maturity	10/31/2018	9,158	0	75	75	0
	Pay	GOLDLNPM Index(6) †	3.294	Maturity	07/17/2019	21,295	0	230	230	0
	Pay	GOLDLNPM Index(6) †	3.240	Maturity	07/26/2019	22,263	0	224	224	0
	Pay	GOLDLNPM Index(6) †	3.063	Maturity	10/08/2019	23,086	0	164	164	0
	Receive	SLVRLND Index(6) †	4.623	Maturity	04/12/2018	9,395	0	(275)	0	(275)
	Receive	SLVRLND Index(6) †	5.359	Maturity	10/25/2018	17,689	0	(402)	0	(402)
	Receive	SLVRLND Index(6) †	5.406	Maturity	10/31/2018	23,311	0	(522)	0	(522)
	Receive	SLVRLND Index(6) †	5.406	Maturity	11/06/2018	9,032	0	(196)	0	(196)
	Receive	SLVRLND Index(6) †	5.176	Maturity	12/03/2018	8,747	0	(144)	0	(144)
	Receive	SLVRLND Index(6) †	4.840	Maturity	12/19/2018	5,068	0	(59)	0	(59)
	Receive	SLVRLND Index(6) †	7.317	Maturity	07/17/2019	14,288	0	(276)	0	(276)
	Receive	SLVRLND Index(6) †	7.398	Maturity	07/26/2019	14,733	0	(292)	0	(292)
	Receive	SLVRLND Index(6) †	7.023	Maturity	10/08/2019	15,245	0	(223)	0	(223)
SOG	Receive	CBOT Corn July Futures(6) †	2.890	Maturity	06/22/2018	7,324	0	(25)	0	(25)
	Receive	CBOT Soybean July Futures(6) †	2.310	Maturity	06/22/2018	5,230	0	(28)	0	(28)
	Receive	CBOT Soybean July Futures(6) †	2.341	Maturity	06/22/2018	8,235	0	(48)	0	(48)
	Receive	CBOT Soybean November Futures(6) †	2.756	Maturity	10/26/2018	8,223	0	(33)	0	(33)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	79

Consolidated Schedule of Investments PIMCO  CommoditiesPLUS® Strategy Fund (Cont.)

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Receive	CBOT Soybean November Futures(6) †	2.789%	Maturity	10/26/2018	$ 13,413	$0	$(66)	$0	$(66)
	Receive	CBOT Soybean November Futures(6) †	2.822	Maturity	10/26/2018	7,738	0	(47)	0	(47)
	Pay	SPGCIAP Index(6) †	3.610	Maturity	07/27/2018	1,879	0	9	9	0
	Pay	SPGCIAP Index(6) †	3.610	Maturity	08/01/2018	1,928	0	9	9	0
	Receive	SPGCIAP Index(6) †	3.276	Maturity	08/01/2019	4,616	0	3	3	0
	Receive	SPGCICP Index(6) †	4.000	Maturity	07/26/2019	3,950	0	6	6	0

							$0	$(1,693)	$1,332	$(3,025)

Total Swap Agreements							$(1,222)	$77,496	$89,842	$(13,568)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
PIMCO CommoditiesPLUS® Strategy Fund
BOA	$0	$0	$0	$0	$(1,233)	$0	$0	$(1,233)	$(1,233)	$1,196	$(37)
BPS	5	0	0	5	(240)	0	0	(240)	(235)	325	90
BRC	130	0	0	130	(6)	0	0	(6)	124	0	124
CBK	375	0	0	375	(1,163)	0	0	(1,163)	(788)	1,467	679
DUB	35	549	13	597	(1,224)	0	0	(1,224)	(627)	544	(83)
GLM	217	0	0	217	(81)	(62)	0	(143)	74	(410)	(336)
HUS	949	0	0	949	(3,290)	0	0	(3,290)	(2,341)	2,080	(261)
IND	0	0	0	0	(13)	0	0	(13)	(13)	0	(13)
JPM	105	0	0	105	(331)	(104)	0	(435)	(330)	283	(47)
MSB	30	0	0	30	(111)	0	0	(111)	(81)	0	(81)
MYC	0	0	1	1	0	0	0	0	1	(84)	(83)
NGF	0	1,128	0	1,128	0	0	0	0	1,128	(1,170)	(42)
RYL	2	0	0	2	(4)	0	0	(4)	(2)	0	(2)
SCX	6	0	0	6	0	0	0	0	6	0	6
SOG	20	0	0	20	(7)	0	0	(7)	13	0	13
UAG	667	0	0	667	(562)	0	0	(562)	105	(930)	(825)

PIMCO Cayman Commodity Fund III, Ltd. (Subsidiary)
BPS	0	0	9,104	9,104	0	0	(939)	(939)	8,165	(5,720)	2,445
CBK	0	0	4,572	4,572	0	0	(2,834)	(2,834)	1,738	(61)	1,677
CIB	0	0	6,703	6,703	0	0	0	0	6,703	(5,130)	1,573
FBF	0	0	8,304	8,304	0	0	0	0	8,304	(6,350)	1,954
GST	0	0	20,521	20,521	0	0	(772)	(772)	19,749	(14,710)	5,039
JPM	0	0	14,461	14,461	0	0	(2,002)	(2,002)	12,459	(9,778)	2,681
MAC	0	0	8,897	8,897	0	0	(1,018)	(1,018)	7,879	(6,080)	1,799
MEI	0	0	3,589	3,589	0	0	(4)	(4)	3,585	(2,620)	965
MYC	0	0	2,521	2,521	0	0	(5,752)	(5,752)	(3,231)	2,793	(438)
RBC	0	0	1,846	1,846	0	0	0	0	1,846	(1,360)	486
SOG	0	0	9,310	9,310	0	0	(247)	(247)	9,063	(6,594)	2,469

Total Over the Counter	$2,541	$1,677	$89,842	$94,060	$(8,265)	$(166)	$(13,568)	$(21,999)

(o)	Securities with an aggregate market value of $9,778 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	YOY options may have a series of expirations.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

80	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(6)	Variance Swap
(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

(8)	The following table represents the individual positions within the total return swap as of March 31, 2018:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount
Corn July 2018 Futures	11.1%	$21,717
Cotton No. 02 July 2018 Futures	3.0	5,866
Hard Red Winter Wheat July 2018 Futures	3.9	7,665
RBOB Gasoline July 2018 Futures	8.0	15,663
Soybean Meal July 2018 Futures	3.1	6,000
Soybeans July 2018 Futures	11.0	21,507
Wheat July 2018 Futures	6.9	13,543
WTI Crude July 2018 Futures	9.1	17,793

Total Long Futures Contracts		$109,754

CASH	100.0%	$195,773

		$305,527

Total Notional Amount

Referenced Commodity — Short Futures Contracts	% of Index	Notional Amount
Corn May 2018 Futures	(11.1)%	$(21,734)
Cotton No. 02 May 2018 Futures	(3.0)	(5,871)
Hard Red Winter Wheat May 2018 Futures	(3.9)	(7,670)
RBOB Gasoline May 2018 Futures	(8.0)	(15,664)
Soybean Meal May 2018 Futures	(3.1)	(6,004)
Soybeans May 2018 Futures	(11.0)	(21,513)
Wheat May 2018 Futures	(6.9)	(13,541)
WTI Crude May 2018 Futures	(9.1)	(17,791)

Total Short Futures Contracts		$(109,788)

		$195,739

(9)	The following table represents the individual positions within the total return swap as of March 31, 2018:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount
Brent Crude June 2018 Futures	30.9%	$28,136
HKEX — Lead Mini May 2018 Futures	7.0	6,367
Nickel May 2018 Futures	7.0	6,403
RBOB Gasoline May 2018 Futures	13.4	12,198
Soybean Meal May 2018 Futures	18.0	16,342
Soybeans May 2018 Futures	24.5	22,332

Total Long Futures Contracts		$91,778

CASH	99.2%	$90,292

		$182,070

Total Notional Amount

Referenced Commodity — Short Futures Contracts	% of Index	Notional Amount
Aluminum May 2018 Futures	(6.9)%	$(6,253)
Arabica Coffee May 2018 Futures	(3.6)	(3,316)
Cocoa May 2018 Futures	(3.6)	(3,261)
Corn May 2018 Futures	(18.0)	(16,404)
ICE — Natural Gas May 2018 Futures	(6.4)	(5,845)
Lean Hogs June 2018 Futures	(3.6)	(3,311)
New York Harbor ULSD May 2018 Futures	(26.9)	(24,465)
NYMEX — Natural Gas May 2018 Futures	(6.5)	(5,945)
Wheat May 2018 Futures	(17.6)	(15,996)
Zinc May 2018 Futures	(6.9)	(6,299)

Total Short Futures Contracts		$(91,095)

		$90,975

(10)	The following table represents the individual positions within the total return swap as of March 31, 2018:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount
Brent Crude September 2018 Futures	5.5%	$2,005
Cotton No. 02 December 2018 Futures	1.7	629
Gas Oil August 2018 Futures	5.9	2,143
Lead August 2018 Futures	2.7	976
New York Harbor ULSD August 2018 Futures	4.2	1,534
NYMEX — Natural Gas August 2018 Futures	5.4	1,951
RBOB Gasoline August 2018 Futures	5.7	2,062
Soybeans November 2018 Futures	5.8	2,118
WTI Crude August 2018 Futures	3.9	1,423
Zinc August 2018 Futures	5.9	2,125

Total Long Futures Contracts		$16,966

Total Notional Amount

Referenced Commodity — Short Futures Contracts	% of Index	Notional Amount
Aluminum August 2018 Futures	(5.7)%	$(2,082)
Arabica Coffee September 2018 Futures	(5.6)	(2,054)
Cocoa September 2018 Futures	(1.3)	(471)
Corn September 2018 Futures	(7.0)	(2,543)
Gold 100 oz. August 2018 Futures	(9.4)	(3,405)
HKEX — Lead Mini August 2018 Futures	(6.5)	(2,358)
Platinum July 2018 Futures	(6.7)	(2,455)
Silver September 2018 Futures	(5.5)	(1,987)
Sugar No. 11 October 2018 Futures	(5.4)	(1,955)

Total Short Futures Contracts		$(19,310)

		$(2,344)

Commodity allocations for the JMABFNJ1 Index are calculated using each referenced commodity along with the notional exposure of the overall index.

(11)	The following table represents the individual positions within the total return swap as of March 31, 2018:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount
Brent Crude September 2018 Futures	17.1%	$16,260
Copper July 2018 Futures	8.9	8,448
Gold 100 oz. August 2018 Futures	12.7	12,097
Lean Hogs July 2018 Futures	1.1	1,040
Live Cattle August 2018 Futures	2.1	1,981
New York Harbor ULSD July 2018 Futures	6.9	6,530
Nickel July 2018 Futures	8.9	8,484
RBOB Gasoline July 2018 Futures	10.2	9,707

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount
Silver July 2018 Futures	3.7%	$3,498
Soybean Meal July 2018 Futures	8.1	7,670
Soybeans July 2018 Futures	18.4	17,461
Sugar No. 11 July 2018 Futures	1.9	1,763

Total Long Futures Contracts		$94,939

Total Notional Amount		$94,939

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	81

Consolidated Schedule of Investments PIMCO  CommoditiesPLUS® Strategy Fund (Cont.)

(12)	The following table represents the individual positions within the total return swap as of March 31, 2018:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount
Aluminum May 2018 Futures	1.1%	$664
Aluminum September 2018 Futures	0.7	421
Brent Crude July 2018 Futures	9.4	5,743
Brent Crude September 2018 Futures	6.2	3,764
Copper May 2018 Futures	1.7	1,023
Copper September 2018 Futures	1.1	683
Corn May 2018 Futures	0.8	508
Cotton No. 02 December 2018 Futures	1.8	1,076
Cotton No. 02 May 2018 Futures	0.2	103
Gas Oil May 2018 Futures	2.4	1,447
Gas Oil September 2018 Futures	3.2	1,916
Gold 100 oz. June 2018 Futures	0.3	176
Lean Hogs August 2018 Futures	2.2	1,338
Live Cattle August 2018 Futures	4.1	2,476
Live Cattle June 2018 Futures	0.6	378
New York Harbor ULSD May 2018 Futures	6.7	4,086
New York Harbor ULSD September 2018 Futures	2.3	1,385
Nickel May 2018 Futures	1.4	865
Nickel September 2018 Futures	0.5	298

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount
NYMEX — Natural Gas May 2018 Futures	4.3%	$2,645
NYMEX — Natural Gas September 2018 Futures	2.2	1,325
Platinum July 2018 Futures	1.4	877
RBOB Gasoline May 2018 Futures	7.9	4,810
RBOB Gasoline September 2018 Futures	4.7	2,889
Silver May 2018 Futures	0.9	528
Soybean Meal May 2018 Futures	1.5	930
Soybean Oil May 2018 Futures	1.7	1,023
Soybeans May 2018 Futures	1.7	1,039
Soybeans November 2018 Futures	3.2	1,929
Wheat May 2018 Futures	0.4	246
WTI Crude May 2018 Futures	7.0	4,282
WTI Crude September 2018 Futures	5.3	3,221
Zinc May 2018 Futures	0.3	169
Zinc September 2018 Futures	2.9	1,741

Total Long Futures Contracts		$56,004

CASH	7.9%	$4,809

Total Notional Amount		$60,813

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$11,926	$0	$0	$0	$389	$12,315
Swap Agreements	0	0	0	0	143	143

	$11,926	$0	$0	$0	$532	$12,458

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,541	$0	$2,541
Purchased Options	0	0	0	0	1,677	1,677
Swap Agreements	89,828	14	0	0	0	89,842

	$89,828	$14	$0	$2,541	$1,677	$94,060

	$101,754	$14	$0	$2,541	$2,209	$106,518

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$3,768	$0	$0	$0	$0	$3,768
Futures	13,167	0	0	0	407	13,574
Swap Agreements	0	1	0	0	951	952

	$16,935	$1	$0	$0	$1,358	$18,294

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,265	$0	$8,265
Written Options	0	0	0	0	166	166
Swap Agreements	13,568	0	0	0	0	13,568

	$13,568	$0	$0	$8,265	$166	$21,999

	$30,503	$1	$0	$8,265	$1,524	$40,293

82	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(6,584)	$0	$0	$0	$(4)	$(6,588)
Written Options	12,607	0	0	0	0	12,607
Futures	18,606	0	0	0	(4,392)	14,214
Swap Agreements	0	(6)	0	0	3,532	3,526

	$24,629	$(6)	$0	$0	$(864)	$23,759

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(9,904)	$0	$(9,904)
Purchased Options	(252)	0	0	0	(2,719)	(2,971)
Written Options	1,774	0	0	0	3,546	5,320
Swap Agreements	325,711	18	38,846	0	87	364,662

	$327,233	$18	$38,846	$(9,904)	$914	$357,107

	$351,862	$12	$38,846	$(9,904)	$50	$380,866

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$1,994	$0	$0	$0	$0	$1,994
Written Options	(2,386)	0	0	0	0	(2,386)
Futures	26,893	0	0	0	(108)	26,785
Swap Agreements	0	16	0	0	3,269	3,285

	$26,501	$16	$0	$0	$3,161	$29,678

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,901	$0	$2,901
Purchased Options	228	0	0	0	2,495	2,723
Written Options	(295)	0	0	0	(3,289)	(3,584)
Swap Agreements	76,041	57	(38,846)	0	(67)	37,185

	$75,974	$57	$(38,846)	$2,901	$(861)	$39,225

	$102,475	$73	$(38,846)	$2,901	$2,300	$68,903

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$145,710	$0	$145,710
Industrials	0	193,719	0	193,719
Utilities	0	40,312	0	40,312
U.S. Government Agencies	0	71,254	12,111	83,365
U.S. Treasury Obligations	0	397,987	0	397,987
Non-Agency Mortgage-Backed Securities	0	38,336	0	38,336
Asset-Backed Securities	0	233,523	0	233,523
Sovereign Issues	0	166,882	0	166,882
Short-Term Instruments
Certificates of Deposit	45,700	18,677	0	64,377
Commercial Paper	0	527,825	0	527,825
Repurchase Agreements	0	1,044,094	0	1,044,094
Short-Term Notes	0	16,005	0	16,005
ESM Treasury Bills	0	7,017	0	7,017
Germany Treasury Bills	0	15,014	0	15,014
Italy Treasury Bills	0	17,366	0	17,366
Japan Treasury Bills	0	253,571	0	253,571
U.S. Treasury Bills	0	152,685	0	152,685

	$45,700	$3,339,977	$12,111	$3,397,788

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$598,402	$0	$0	$598,402

Total Investments	$644,102	$3,339,977	$12,111	$3,996,190

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,120)	$0	$(5,120)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	12,315	143	0	12,458
Over the counter	0	94,055	5	94,060

	$12,315	$94,198	$5	$106,518

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(17,342)	(952)	0	(18,294)
Over the counter	0	(21,952)	(47)	(21,999)

	$(17,342)	$(22,904)	$(47)	$(40,293)

Total Financial Derivative Instruments	$(5,027)	$71,294	$(42)	$66,225

Totals	$639,075	$3,406,151	$12,069	$4,057,295

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	83

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 141.0%

CORPORATE BONDS & NOTES 8.8%

BANKING & FINANCE 5.7%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		$100	$101
4.625% due 10/30/2020		300	309
Ambac Assurance Corp.
5.100% due 06/07/2020		28	37
Ambac LSNI LLC
6.811% due 02/12/2023 ~		134	136
American Honda Finance Corp.
2.137% due 11/05/2021 ~		230	230
Bank of America Corp.
0.000% due 10/21/2025 ~	MXN	61,000	4,161
5.875% due 03/15/2028 •(g)		$670	675
Bank of America N.A.
1.750% due 06/05/2018		1,400	1,398
Barclays Bank PLC
7.625% due 11/21/2022 (i)		2,100	2,308
BRFkredit A/S
2.500% due 10/01/2047	DKK	9	1
Corp. Andina de Fomento
3.950% due 10/15/2021 (f)	MXN	7,828	420
Credit Suisse Group AG
3.869% due 01/12/2029 •		$1,450	1,405
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		600	605
CSCEC Finance Cayman Ltd.
2.250% due 06/14/2019		200	198
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 •(g)		1,500	1,537
Deutsche Bank AG
4.250% due 10/14/2021		4,400	4,472
Dexia Credit Local S.A.
2.375% due 09/20/2022		2,000	1,951
2.500% due 01/25/2021		1,030	1,023
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		800	783
3.325% (US0003M + 1.200%) due 09/15/2020 ~		3,300	3,353
Indian Railway Finance Corp. Ltd.
3.917% due 02/26/2019		400	403
ING Bank NV
2.625% due 12/05/2022		1,200	1,177
International Lease Finance Corp.
5.875% due 04/01/2019		100	103
6.250% due 05/15/2019		400	414
8.250% due 12/15/2020		100	112
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	2,400	3,059
Lloyds Banking Group PLC
3.000% due 02/04/2019 (j)		$500	497
3.000% due 10/11/2019 (j)		500	499
7.000% due 06/27/2019 •(g)(i)	GBP	6,800	10,011
MetLife, Inc.
6.817% due 08/15/2018		$100	101
Navient Corp.
5.500% due 01/15/2019		1,100	1,115
Nordea Kredit Realkreditaktieselskab
2.500% due 10/01/2047	DKK	4	1
Nykredit Realkredit A/S
2.000% due 04/01/2018		7,700	1,271
2.500% due 10/01/2047		21	4
Realkredit Danmark A/S
1.000% due 04/01/2018		10,600	1,749
2.500% due 07/01/2047		93	16
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019	EUR	5,120	6,440
State Bank of India
2.654% (US0003M + 0.950%) due 04/06/2020 ~		$2,100	2,103

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Toronto-Dominion Bank
2.250% due 03/15/2021		$1,800	$1,768
UBS Group Funding Switzerland AG
3.500% (US0003M + 1.780%) due 04/14/2021 ~		10,400	10,781

			66,727

INDUSTRIALS 1.4%
Altice France S.A.
6.000% due 05/15/2022		2,600	2,545
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	5,500	6,591
BAT Capital Corp.
2.423% due 08/14/2020 ~		$1,500	1,505
Dell International LLC
3.480% due 06/01/2019		200	201
eBay, Inc.
2.750% due 01/30/2023		700	676
Enbridge, Inc.
2.108% due 01/10/2020 ~		1,700	1,697
Kinder Morgan, Inc.
7.250% due 06/01/2018		100	101
Ryder System, Inc.
2.450% due 09/03/2019		100	99
Telefonica Emisiones S.A.U.
5.877% due 07/15/2019		200	207
Time Warner Cable LLC
8.250% due 04/01/2019		100	105
VMware, Inc.
2.950% due 08/21/2022		410	393
3.900% due 08/21/2027		200	190
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019		300	298
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018		2,000	2,000

			16,608

UTILITIES 1.7%
AT&T, Inc.
2.372% (US0003M + 0.650%) due 01/15/2020 ~		1,000	1,004
2.672% (US0003M + 0.950%) due 07/15/2021 ~		4,800	4,853
5.150% due 02/14/2050		1,000	1,012
Gazprom OAO Via Gaz Capital S.A.
3.375% due 11/30/2018	CHF	120	128
4.625% due 10/15/2018	EUR	740	931
Nevada Power Co.
6.500% due 08/01/2018		$600	608
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~		1,950	1,950
Petrobras Global Finance BV
6.125% due 01/17/2022		1,900	2,035
7.250% due 03/17/2044		5,100	5,215
Sempra Energy
2.575% due 03/15/2021 ~		1,400	1,405
Sinopec Group Overseas Development Ltd.
2.125% due 05/03/2019		300	297

			19,438

Total Corporate Bonds & Notes (Cost $102,636)			102,773

MUNICIPAL BONDS & NOTES 0.0%

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		170	169

Total Municipal Bonds & Notes (Cost $133)			169

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 18.7%
Fannie Mae, TBA
3.500% due 05/01/2033 - 06/01/2048	$161,670	$161,742
4.000% due 05/01/2048 - 06/01/2048	55,000	56,316

Total U.S. Government Agencies (Cost $216,943)		218,058

U.S. TREASURY OBLIGATIONS 58.3%
U.S. Treasury Bonds
3.000% due 05/15/2045 †(q)	320	321
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2018 †(o)	43,481	43,539
0.125% due 04/15/2019 (o)(q)	5,049	5,045
0.125% due 04/15/2020 (m)(o)(q)	27,064	26,957
0.125% due 04/15/2021 (m)(o)(q)	78,312	77,644
0.125% due 07/15/2026 (m)	41,239	39,611
0.125% due 07/15/2026 †(q)	62	60
0.250% due 01/15/2025 (m)	35,056	34,267
0.375% due 07/15/2025 (m)	17,584	17,354
0.375% due 07/15/2025 †(q)	14,215	14,029
0.375% due 01/15/2027	6,957	6,776
0.375% due 07/15/2027	6,889	6,717
0.500% due 01/15/2028 (m)	33,666	33,042
0.625% due 07/15/2021 †(o)(q)	4,399	4,452
0.625% due 01/15/2024 (m)	17,848	17,936
0.625% due 01/15/2026 (m)(q)	63,737	63,696
0.625% due 02/15/2043	2,911	2,741
0.750% due 02/15/2042 (q)	943	918
0.750% due 02/15/2045	4,431	4,267
0.875% due 02/15/2047 (m)	20,783	20,596
1.000% due 02/15/2046	12,794	13,082
1.000% due 02/15/2048	6,737	6,899
1.375% due 01/15/2020 (m)(o)(q)	27,739	28,335
1.375% due 02/15/2044	14,209	15,780
1.375% due 02/15/2044 †(q)	564	626
1.750% due 01/15/2028 (m)	18,405	20,224
2.000% due 01/15/2026	8,339	9,203
2.125% due 02/15/2040 (q)	1,067	1,345
2.125% due 02/15/2041	3,497	4,435
2.375% due 01/15/2025 (m)	74,189	83,040
2.375% due 01/15/2027	19,669	22,521
2.500% due 01/15/2029 (m)	31,436	37,216
2.500% due 01/15/2029 †(q)	5,599	6,629
3.375% due 04/15/2032	5,404	7,269
3.875% due 04/15/2029	2,372	3,155

Total U.S. Treasury Obligations (Cost $682,251)		679,727

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%
Alliance Bancorp Trust
2.112% (US0001M + 0.240%) due 07/25/2037 ~	927	802
Banc of America Alternative Loan Trust
2.522% (US0001M + 0.650%) due 12/25/2035 ^~	1,035	864
Banc of America Mortgage Trust
3.682% due 08/25/2035 ^~	190	178
3.685% due 11/25/2035 ^~	181	170
3.778% due 06/25/2035 ~	236	224
BCAP LLC Trust
3.406% due 04/26/2036 ~	845	717
Bear Stearns Adjustable Rate Mortgage Trust
3.683% due 03/25/2035 ~	31	30
3.724% due 07/25/2036 ^~	401	389
Countrywide Alternative Loan Trust
1.982% (US0001M + 0.110%) due 06/25/2046 ~	335	320
2.017% (US0001M + 0.195%) due 12/20/2046 ^~	309	264
3.364% due 10/25/2035 ^~	51	44
5.500% due 11/25/2035	85	79
5.500% due 01/25/2036	389	340
6.000% (US0001M + 1.000%) due 08/25/2036 ^~	154	138

84	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 04/25/2037		$470	$407
6.250% due 11/25/2036 ^		137	123
Countrywide Home Loan Mortgage Pass-Through Trust
2.452% (US0001M + 0.580%) due 04/25/2035 ~		429	409
3.493% due 04/20/2035 ~		25	25
6.000% due 05/25/2037 ^		606	498
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^		621	299
Deutsche ALT-A Securities, Inc.
2.172% (US0001M + 0.300%) due 04/25/2037 ~		853	573
Deutsche ALT-B Securities, Inc.
6.300% due 07/25/2036 ^		409	370
First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037		90	72
Grifonas Finance PLC
0.009% (EUR006M + 0.280%) due 08/28/2039 ~	EUR	457	506
GSR Mortgage Loan Trust
3.614% due 09/25/2035 ~		$35	36
6.000% due 11/25/2035 ^		486	396
IndyMac Mortgage Loan Trust
2.052% (LIBOR01M + 0.180%) due 07/25/2047 ~		826	631
JPMorgan Mortgage Trust
3.580% due 06/25/2035 ~		16	16
Lehman Mortgage Trust
5.298% due 01/25/2036 ^~		599	594
MASTR Alternative Loan Trust
2.272% (US0001M + 0.400%) due 03/25/2036 ~		446	84
Morgan Stanley Mortgage Loan Trust
3.348% due 06/25/2036 ~		202	206
New York Mortgage Trust
3.758% due 05/25/2036 ^~		249	243
Residential Asset Securitization Trust
2.272% (US0001M + 0.400%) due 05/25/2035 ~		664	583
2.272% (US0001M + 0.400%) due 01/25/2046 ^~		1,217	615
6.250% due 11/25/2036		189	129
Structured Asset Mortgage Investments Trust
2.082% (US0001M + 0.210%) due 05/25/2036 ~		570	481
2.092% (US0001M + 0.220%) due 05/25/2036 ~		697	637
2.152% (US0001M + 0.280%) due 02/25/2036 ^~		755	721
WaMu Mortgage Pass-Through Certificates Trust
3.021% due 11/25/2036 ^~		645	619
3.237% due 10/25/2035 ~		1,828	1,847
3.316% due 02/25/2037 ^~		94	91
3.351% due 09/25/2033 ~		20	20
Wells Fargo Mortgage-Backed Securities Trust
3.488% due 10/25/2035 ~		75	76
3.591% due 12/25/2033 ~		40	41
3.603% due 04/25/2036 ^~		407	414
3.707% due 11/25/2034 ~		100	101

Total Non-Agency Mortgage-Backed Securities (Cost $15,798)			16,422

ASSET-BACKED SECURITIES 5.3%
Asset-Backed Securities Corp. Home Equity Loan Trust
4.777% (US0001M + 3.000%) due 08/15/2033 ~		125	125
Babson Euro CLO BV
0.492% due 10/25/2029 ~	EUR	300	370
Cavalry CLO Ltd.
2.572% due 10/15/2026 ~		$500	500
CIT Mortgage Loan Trust
3.222% (LIBOR01M + 1.350%) due 10/25/2037 ~		610	615

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Mortgage Loan Trust
1.952% (US0001M + 0.080%) due 01/25/2037 ~	$369	$265
Citigroup Mortgage Loan Trust, Inc.
2.202% (US0001M + 0.330%) due 10/25/2036 ~	2,300	2,103
Countrywide Asset-Backed Certificates
2.102% (US0001M + 0.230%) due 05/25/2037 ~	1,100	1,013
2.122% (US0001M + 0.250%) due 03/25/2037 ~	2,200	2,013
4.657% due 04/25/2036 ~	95	87
Countrywide Asset-Backed Certificates Trust
2.512% (US0001M + 0.640%) due 10/25/2035 ~	3,200	3,190
CVP Cascade CLO Ltd.
2.872% (US0003M + 1.150%) due 01/16/2026 ~	900	901
First Franklin Mortgage Loan Trust
2.342% (US0001M + 0.470%) due 11/25/2036 ~	2,600	2,301
Fremont Home Loan Trust
2.007% (US0001M + 0.135%) due 10/25/2036 ~	339	304
2.022% (US0001M + 0.150%) due 10/25/2036 ~	5,579	2,886
2.112% (US0001M + 0.240%) due 10/25/2036 ~	3,067	1,609
GSAMP Trust
2.032% (US0001M + 0.160%) due 05/25/2046 ~	154	152
Halcyon Loan Advisors Funding Ltd.
2.665% due 04/20/2027 ~	800	796
IndyMac Mortgage Loan Trust
1.942% (US0001M + 0.070%) due 07/25/2036 ~	989	460
Jamestown CLO Ltd.
2.592% due 01/15/2028 ~	1,700	1,701
JMP Credit Advisors CLO Ltd.
2.567% due 01/17/2028 ~	610	610
Lehman XS Trust
2.032% (US0001M + 0.160%) due 05/25/2036 ~	1,605	1,610
5.410% due 06/25/2036	897	890
Long Beach Mortgage Loan Trust
2.172% (US0001M + 0.300%) due 01/25/2036 ~	2,239	2,023
Mastr Asset Backed Securities Trust
2.112% (US0001M + 0.240%) due 06/25/2036 ~	317	190
2.442% (US0001M + 0.570%) due 01/25/2036 ~	5,000	4,889
MidOcean Credit CLO
0.000% due 04/15/2027 «~(a)	1,000	1,000
Monarch Grove CLO
2.443% due 01/25/2028 ~	1,350	1,350
Morgan Stanley ABS Capital, Inc. Trust
1.942% (US0001M + 0.070%) due 10/25/2036 ~	177	108
1.982% (US0001M + 0.110%) due 10/25/2036 ~	25	16
2.002% (US0001M + 0.130%) due 10/25/2036 ~	1,511	1,401
2.022% (US0001M + 0.150%) due 06/25/2036 ~	1,976	1,381
Morgan Stanley Mortgage Loan Trust
2.102% (US0001M + 0.230%) due 02/25/2037 ~	242	128
5.726% due 10/25/2036 ^	274	153
Navient Student Loan Trust
3.022% (US0001M + 1.150%) due 03/25/2066 ~	1,502	1,528
Neuberger Berman CLO Ltd.
0.000% due 04/15/2027 ~(a)	750	750

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NovaStar Mortgage Funding Trust
2.042% (US0001M + 0.170%) due 11/25/2036 ~		$203	$98
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.622% (US0001M + 0.750%) due 07/25/2035 ~		129	130
Renaissance Home Equity Loan Trust
2.972% (US0001M + 1.100%) due 09/25/2037 ~		6,394	3,706
Residential Asset Securities Corp. Trust
2.112% (US0001M + 0.240%) due 08/25/2036 ~		600	494
2.122% (US0001M + 0.250%) due 11/25/2036 ~		4,274	3,337
Saxon Asset Securities Trust
4.034% due 06/25/2033		23	23
Securitized Asset-Backed Receivables LLC Trust
2.122% (US0001M + 0.250%) due 05/25/2036 ~		1,079	716
Sound Point CLO Ltd.
2.582% due 04/15/2027 ~		1,500	1,501
2.625% due 07/20/2027 ~		400	400
Soundview Home Loan Trust
1.932% (US0001M + 0.060%) due 11/25/2036 ~		152	71
2.152% (US0001M + 0.280%) due 05/25/2036 ~		500	479
Structured Asset Investment Loan Trust
2.592% (US0001M + 0.720%) due 10/25/2035 ~		4,300	4,244
Structured Asset Securities Corp. Mortgage Loan Trust
3.164% (US0001M + 1.500%) due 04/25/2035 ~		36	36
THL Credit Wind River CLO Ltd.
2.592% due 10/15/2027 ~		250	250
TICP CLO Ltd.
2.550% due 07/20/2027 ~		380	380
Tralee CLO Ltd.
2.775% due 10/20/2027 ~		1,200	1,203
Venture CLO Ltd.
2.602% due 07/15/2027 ~		1,000	1,000
2.784% due 02/28/2026 ~		3,290	3,289
VOLT LLC
3.500% due 03/25/2047		501	501

Total Asset-Backed Securities (Cost $56,432)			61,276

SOVEREIGN ISSUES 9.7%
Argentina Government International Bond
5.875% due 01/11/2028		2,400	2,262
6.875% due 01/26/2027		400	408
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	3,665	187
27.250% due 06/21/2020 ~		74,652	3,948
Australia Government International Bond
3.000% due 09/20/2025 (f)	AUD	7,642	6,848
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	1,100	1,364
4.900% due 09/15/2021		700	947
Autonomous Community of Valencia
4.900% due 03/17/2020		2,200	2,950
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2018 (d)	BRL	129,200	38,546
Cyprus Government International Bond
2.750% due 06/27/2024	EUR	330	436
3.750% due 07/26/2023		1,040	1,439
3.875% due 05/06/2022		810	1,119
4.250% due 11/04/2025		750	1,080
Development Bank of Japan, Inc.
2.125% due 09/01/2022		$800	774
France Government International Bond
0.100% due 03/01/2025 (f)	EUR	2,494	3,307
0.250% due 07/25/2024		1,680	2,276

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	85

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Italy Buoni Poliennali Del Tesoro
0.100% due 05/15/2023 (f)	EUR	3,286	$4,177
0.250% due 05/15/2018		400	493
2.350% due 09/15/2024 (f)		1,927	2,767
Japan Bank for International Cooperation
2.375% due 07/21/2022		$500	489
New Zealand Government International Bond
2.000% due 09/20/2025 (f)	NZD	14,434	10,872
Peru Government International Bond
6.150% due 08/12/2032	PEN	7,700	2,635
Spain Government International Bond
0.250% due 04/30/2018	EUR	1,300	1,601
United Kingdom Gilt
0.125% due 03/22/2026 (f)	GBP	1,710	2,779
0.125% due 11/22/2056 (f)		919	2,516
0.125% due 11/22/2065 (f)		886	2,884
1.875% due 11/22/2022 (f)		1,047	1,748
3.500% due 01/22/2045		4,982	9,628
4.250% due 12/07/2027		1,500	2,656

Total Sovereign Issues (Cost $112,710)			113,136

		SHARES
COMMON STOCKS 2.7%

CONSUMER DISCRETIONARY 0.3%
Hilton Worldwide Holdings, Inc.		29,283	2,306
Marriott International, Inc. ‘A’		14,199	1,931

			4,237

ENERGY 1.3%
Andeavor Logistics LP		5,784	259
Antero Midstream Partners LP		13,048	338
Buckeye Partners LP		3,840	144
Cheniere Energy Partners LP		4,554	133
Cheniere Energy, Inc. (b)		8,631	461
Crestwood Equity Partners LP		5,833	149
DCP Midstream LP		18,375	645
Dominion Energy Midstream Partners LP		4,430	68
Enable Midstream Partners LP		27,047	371
Energy Transfer Equity LP		16,929	241
Energy Transfer Partners LP		88,100	1,429
Enterprise Products Partners LP		64,501	1,579
EQT Midstream Partners LP		5,978	353
Golar LNG Partners LP		7,681	131
Magellan Midstream Partners LP		12,752	744
MPLX LP		37,644	1,244
NGL Energy Partners LP		15,368	169
Noble Midstream Partners LP		2,497	116
ONEOK, Inc.		16,650	948
Phillips 66 Partners LP		10,536	503
Plains All American Pipeline LP		63,214	1,393
Rice Midstream Partners LP		7,257	131
Shell Midstream Partners LP		5,012	106
Sunoco LP		11,193	286
Tallgrass Energy Partners LP		5,861	222
Targa Resources Corp.		11,917	524
TransCanada Corp.		4,532	187
Valero Energy Partners LP		3,006	107
Western Gas Partners LP		15,239	650
Williams Cos., Inc.		11,987	298
Williams Partners LP		31,909	1,099

			15,028

FINANCIALS 0.4%
Bank of America Corp.		9,605	288
Bank of New York Mellon Corp.		5,620	290

	SHARES	MARKET VALUE (000S)
BB&T Corp.	5,607	$292
Citigroup, Inc.	4,177	282
JPMorgan Chase & Co.	2,627	289
M&T Bank Corp.	1,590	293
PNC Financial Services Group, Inc.	1,918	290
SunTrust Banks, Inc.	4,270	291
U.S. Bancorp	5,721	289
Validus Holdings Ltd.	16,610	1,120
Wells Fargo & Co.	5,561	291
XL Group Ltd.	20,161	1,114

		5,129

HEALTH CARE 0.1%
Akorn, Inc. (b)	31,733	594

INDUSTRIALS 0.2%
General Cable Corp.	37,843	1,120
Orbital ATK, Inc.	7,536	999

		2,119

INFORMATION TECHNOLOGY 0.3%
InterXion Holding NV (b)	17,078	1,061
Microsemi Corp. (b)	16,703	1,081
NXP Semiconductors NV (b)	10,084	1,180

		3,322

MATERIALS 0.1%
KapStone Paper and Packaging Corp.	32,094	1,101

UTILITIES 0.0%
AmeriGas Partners LP	2,437	97

Total Common Stocks (Cost $33,212)		31,627

REAL ESTATE INVESTMENT TRUSTS 9.4%

FINANCIALS 0.0%
Starwood Property Trust, Inc.	19,876	416

REAL ESTATE 9.4%
Alexandria Real Estate Equities, Inc.	30,146	3,765
American Tower Corp.	22,846	3,320
Apartment Investment & Management Co. ‘A’	44,595	1,817
AvalonBay Communities, Inc.	28,013	4,607
Boston Properties, Inc.	20,518	2,528
Brixmor Property Group, Inc.	60,631	925
Camden Property Trust	23,315	1,963
CoreSite Realty Corp.	9,592	962
Corporate Office Properties Trust	34,012	879
CubeSmart	40,798	1,150
DCT Industrial Trust, Inc.	31,249	1,761
DDR Corp.	121,291	889
Digital Realty Trust, Inc.	44,871	4,729
Douglas Emmett, Inc.	47,700	1,753
Duke Realty Corp.	102,061	2,703
EastGroup Properties, Inc.	15,658	1,294
Equinix, Inc.	10,748	4,494
Equity Residential	94,869	5,846
Essex Property Trust, Inc.	15,852	3,815
Federal Realty Investment Trust	12,847	1,492
Forest City Realty Trust, Inc.	70,950	1,437

		SHARES	MARKET VALUE (000S)
GGP, Inc.		190,102	$3,889
Hudson Pacific Properties, Inc.		51,215	1,666
Invitation Homes, Inc.		74,804	1,708
Kilroy Realty Corp. (l)		27,246	1,933
Mid-America Apartment Communities, Inc.		22,751	2,076
Prologis, Inc.		104,328	6,572
Public Storage		17,450	3,497
QTS Realty Trust, Inc. ‘A’		31,094	1,126
Rexford Industrial Realty, Inc.		43,169	1,243
Ryman Hospitality Properties, Inc. (l)		21,246	1,645
Sabra Health Care REIT, Inc.		27,153	479
SBA Communications Corp. (b)		16,486	2,818
Simon Property Group, Inc. (l)		64,297	9,924
SL Green Realty Corp. (l)		24,730	2,395
Sun Communities, Inc.		54,677	4,996
Taubman Centers, Inc.		34,626	1,971
UDR, Inc.		82,477	2,938
Vornado Realty Trust (l)		40,169	2,703
Welltower, Inc.		38,476	2,094
Weyerhaeuser Co.		31,246	1,094

			108,896

Total Real Estate Investment Trusts (Cost $108,428)			109,312

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 26.7%

CERTIFICATES OF DEPOSIT 0.7%
Barclays Bank PLC
1.940% due 09/04/2018		$2,500	2,495
2.355% due 05/17/2018		5,200	5,203

			7,698

COMMERCIAL PAPER 1.0%
Bank of Montreal
1.475% due 04/09/2018	CAD	500	388
1.489% due 04/04/2018		871	676
1.492% due 04/05/2018		1,100	854
1.504% due 04/02/2018		1,500	1,164
Bank of Nova Scotia
1.487% due 04/06/2018		1,329	1,031
1.504% due 04/02/2018		3,500	2,716
Canadian Imperial Bank of Commerce
1.487% due 04/12/2018		600	465
1.489% due 04/16/2018		1,500	1,163
HSBC Bank Canada
1.505% due 04/06/2018		800	621
1.514% due 04/10/2018		600	465
1.514% due 04/12/2018		300	233
National Bank of Canada
1.461% due 04/05/2018		100	78
1.474% due 04/19/2018		100	78
Royal Bank of Canada
1.497% due 04/09/2018		300	233
1.501% due 04/16/2018		900	698
Toronto Dominion Bank
1.507% due 04/02/2018		1,000	776

			11,639

REPURCHASE AGREEMENTS (k) 17.2%
			199,951

SHORT-TERM NOTES 0.0%
Nigeria Open Market Operation Bills
15.696% due 11/08/2018	NGN	161,900	412

86	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ARGENTINA TREASURY BILLS 1.0%
23.177% due 04/13/2018 - 11/16/2018 (c)(d)	ARS	88,720	$12,098

GREECE TREASURY BILLS 0.4%
1.252% due 06/08/2018 - 08/31/2018 (c)(d)	EUR	3,700	4,534

ITALY TREASURY BILLS 0.3%
(0.701)% due 04/13/2018 - 04/30/2018 (c)(d)		3,000	3,692

JAPAN TREASURY BILLS 5.2%
(0.222)% due 04/05/2018 - 05/21/2018 (c)(d)	JPY	6,421,900	60,359

NIGERIA TREASURY BILLS 0.1%
15.651% due 10/04/2018 - 11/29/2018 (c)(d)	NGN	329,000	832

SPAIN TREASURY BILLS 0.0%
(1.080)% due 04/06/2018 (d)(e)	EUR	100	123

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.K. TREASURY BILLS 0.7%
0.224% due 04/03/2018 - 04/20/2018 (c)(d)	GBP	5,600	$7,856

U.S. TREASURY BILLS 0.1%
1.468% due 04/19/2018 - 04/26/2018 †(c)(d)(q)		$1,485	1,484

Total Short-Term Instruments (Cost $310,142)			310,678

Total Investments in Securities (Cost $1,638,685)			1,643,178

		SHARES
INVESTMENTS IN AFFILIATES 11.3%

MUTUAL FUNDS (h) 10.7%
PIMCO Emerging Markets Currency Fund		12,936,099	124,445

Total Mutual Funds (Cost $130,911)			124,445

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.6%
PIMCO Short-Term Floating NAV Portfolio III	742,642	$7,340

Total Short-Term Instruments (Cost $7,339)		7,340

Total Investments in Affiliates (Cost $138,250)		131,785

Total Investments 152.3% (Cost $1,776,935)		$1,774,963

Financial Derivative Instruments (n)(p) (0.3)% (Cost or Premiums, net $(6,616))		(4,018)

Other Assets and Liabilities, net (52.0)%		(605,329)

Net Assets 100.0%		$1,165,616

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund VII, Ltd., which is a 100% owned subsidiary of the Fund.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Institutional Class Shares of each Fund.
(i)	Contingent convertible security.

(j)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lloyds Banking Group PLC	3.000%	02/04/2019	09/18/2017	$ 500	$497	0.04%
Lloyds Banking Group PLC	3.000	10/11/2019	09/18/2017	500	499	0.04

				$ 1,000	$996	0.08%

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	87

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(k)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	1.900	% †	03/29/2018	04/02/2018	$66,100	U.S. Treasury Bonds 3.000% due 11/15/2045	$(68,366)	$66,100	$66,114
FICC	1.250		03/29/2018	04/02/2018	516	U.S. Treasury Notes 2.250% due 01/31/2024	(530)	516	516
JPS	1.930	†	03/29/2018	04/02/2018	300	U.S. Treasury Notes 1.875% due 01/31/2022	(307)	300	300
MBC	2.000	†	03/29/2018	04/03/2018	66,100	U.S. Treasury Bonds 3.000% due 05/15/2047	(60,951)	66,100	66,115
						U.S. Treasury Notes 3.500% due 05/15/2020	(7,387)
NOM	1.900	†	03/29/2018	04/02/2018	66,100	U.S. Treasury Bonds 3.000% due 11/15/2045	(67,705)	66,100	66,114
SSB	0.600	†	03/29/2018	04/02/2018	835	U.S. Treasury Notes 1.625% due 12/31/2019(2)	(854)	835	835

Total Repurchase Agreements							$(206,100)	$199,951	$199,994

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements
BOS	1.650%	02/13/2018	04/23/2018	$(19,010)	$(19,051)
	1.670	02/05/2018	05/07/2018	(8,372)	(8,394)
	1.680	01/26/2018	04/26/2018	(6,298)	(6,318)
	1.680	02/05/2018	04/26/2018	(7,978)	(7,999)
BSN	1.550	01/03/2018	04/03/2018	(28,524)	(28,633)
	1.580	01/16/2018	04/13/2018	(96,208)	(96,529)
	1.590	02/01/2018	04/02/2018	(34,042)	(34,132)
	1.610	01/24/2018	04/24/2018	(15,362)	(15,408)
GRE	1.640	01/19/2018	04/19/2018	(2,194)	(2,202)
	1.690	02/26/2018	04/26/2018	(9,638)	(9,654)
	1.690	02/27/2018	04/10/2018	(24,341)	(24,380)
	1.700	02/23/2018	04/23/2018	(77,799)	(77,939)
	1.700	03/05/2018	04/23/2018	(12,850)	(12,867)
	2.200	03/28/2018	04/04/2018	(5,109)	(5,110)
RCY	1.710	02/13/2018	05/14/2018	(793)	(795)
	1.720	02/15/2018	05/17/2018	(30,919)	(30,987)

Total Reverse Repurchase Agreements					$(380,398)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(3)	Borrowing Date	Maturity Date	Amount Borrowed(3)	Payable for Sale-Buyback Transactions(4)
TDM	1.650%	01/29/2018	04/13/2018	$(19,268)	$(19,258)
	1.680	02/16/2018	04/13/2018	(7,653)	(7,649)

Total Sale-Buyback Transactions					$(26,907)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.5)%
Fannie Mae, TBA	3.000%	05/01/2048	$5,800	$(5,649)	$(5,645)

Total Short Sales (0.5)%				$(5,649)	$(5,645)

88	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
PIMCO Inflation Response Multi-Asset Fund
Global/Master Repurchase Agreement
BOS	$0	$(41,762)	$0	$(41,762)	$41,635	$(127)
BSN	0	(174,702)	0	(174,702)	174,613	(89)
FICC	516	0	0	516	(530)	(14)
GRE	0	(132,152)	0	(132,152)	131,946	206
RCY	0	(31,782)	0	(31,782)	32,030	248

Master Securities Forward Transaction Agreement
TDM	0	0	(26,907)	(26,907)	26,917	10

PIMCO Cayman Commodity Fund VII, Ltd. (Subsidiary)
Global/Master Repurchase Agreement
DEU	66,114	0	0	66,114	(68,366)	(2,252)
JPS	300	0	0	300	(307)	(7)
MBC	66,115	0	0	66,115	(68,338)	(2,223)
NOM	66,114	0	0	66,114	(67,705)	(1,591)
SSB	835	0	0	835	(854)	(19)

Total Borrowings and Other Financing Transactions	$199,994	$(380,398)	$(26,907)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(340,222)	$(40,176)	$0	$(380,398)

Total	$0	$(340,222)	$(40,176)	$0	$(380,398)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(26,907)	0	0	(26,907)

Total	$0	$(26,907)	$0	$0	$(26,907)

Total Borrowings	$0	$(367,129)	$(40,176)	$0	$(407,305)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(407,305)

(l)	Securities with an aggregate market value of $7,456 have been pledged as collateral as of March 31, 2018 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(m)	Securities with an aggregate market value of $408,490 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(418,582) at a weighted average interest rate of 1.268%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(4)	Payable for sale-buyback transactions includes $(14) of deferred price drop.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(n)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - NYMEX WTI-Brent Crude Spread December Futures †	$2.000	10/30/2018	93	$93,000	$66	$0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	89

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note June 2018 Futures	$124.250	05/25/2018	102	$102	$1	$0
Call - CBOT U.S. Treasury 5-Year Note June 2018 Futures	126.000	05/25/2018	15	15	0	0
Call - CBOT U.S. Treasury 5-Year Note June 2018 Futures	126.250	05/25/2018	99	99	1	0
Call - CBOT U.S. Treasury 5-Year Note June 2018 Futures	126.500	05/25/2018	16	16	0	0
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	109.500	05/25/2018	38	38	0	0
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	110.500	05/25/2018	6	6	0	0
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	131.500	05/25/2018	298	298	3	5
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	132.000	05/25/2018	229	229	2	0
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	132.500	05/25/2018	22	22	0	0
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	138.500	05/25/2018	113	113	1	0
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	139.500	05/25/2018	2	2	0	0
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	142.000	05/25/2018	25	25	0	0
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	145.000	05/25/2018	46	46	1	0
Put - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	118.000	05/25/2018	36	36	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	177.000	05/25/2018	5	5	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	179.000	05/25/2018	33	33	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	180.000	05/25/2018	77	77	1	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	181.000	05/25/2018	5	5	0	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	182.000	05/25/2018	244	244	2	1
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures	183.000	05/25/2018	29	29	0	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond June 2018 Futures	215.000	05/25/2018	8	8	0	0

					$12	$6

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	2,675.000	06/15/2018	21	$2,100	$169	$207
Call - CBOE S&P 500	2,725.000	06/15/2018	10	1,000	72	38
Put - CBOE S&P 500	2,650.000	09/21/2018	10	1,000	101	129
Put - CBOE S&P 500	2,650.000	12/21/2018	10	1,000	125	158
Call - EUREX EURO STOXX 50	3,750.000	12/21/2018	62	620	80	14

					$547	$546

Total Purchased Options					$625	$552

WRITTEN OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - NYMEX Crude June Futures †	$64.500	05/17/2018	24	$24,000	$(21)	$(57)
Call - NYMEX Crude June Futures †	65.000	05/17/2018	185	185,000	(151)	(392)
Call - NYMEX Crude June Futures †	65.500	05/17/2018	115	115,000	(91)	(217)
Call - NYMEX Crude May Futures †	63.000	04/17/2018	72	72,000	(58)	(181)
Call - NYMEX Crude May Futures †	64.000	04/17/2018	96	96,000	(77)	(174)
Call - NYMEX Crude May Futures †	65.000	04/17/2018	48	48,000	(40)	(60)
Call - NYMEX Crude May Futures †	65.500	04/17/2018	24	24,000	(19)	(25)
Call - NYMEX Crude May Futures †	66.500	04/17/2018	48	48,000	(42)	(33)
Call - NYMEX Crude May Futures †	67.000	04/17/2018	48	48,000	(43)	(26)
Put - NYMEX Natural Gas April Futures †	2.550	04/25/2018	132	1,320,000	(64)	(16)
Call - NYMEX Natural Gas Calendar Spread October Futures †	0.200	09/25/2018	28	280,000	(9)	(8)
Put - NYMEX Natural Gas Calendar Spread October Futures †	0.350	09/25/2018	28	280,000	(11)	(5)
Put - NYMEX Natural Gas June Futures †	2.550	05/25/2018	108	1,080,000	(34)	(21)
Put - NYMEX Natural Gas June Futures †	2.600	05/25/2018	204	2,040,000	(79)	(60)
Put - NYMEX Natural Gas June Futures †	2.650	05/25/2018	156	1,560,000	(59)	(59)
Put - NYMEX Natural Gas May Futures †	2.450	04/25/2018	144	1,440,000	(70)	(5)
Put - NYMEX Natural Gas May Futures †	2.500	04/25/2018	468	4,680,000	(218)	(30)
Put - NYMEX Natural Gas October Futures †	2.450	09/25/2018	130	1,300,000	(78)	(50)
Put - NYMEX Natural Gas October Futures †	2.500	09/25/2018	14	140,000	(8)	(7)
Call - NYMEX WTI-Brent Crude Spread December Futures †	0.000	10/30/2018	123	123,000	(133)	0
Put - NYMEX WTI-Brent Crude Spread December Futures †	4.000	10/30/2018	30	30,000	(7)	0
Put - NYMEX WTI-Brent Crude Spread June Futures †	2.000	04/27/2018	62	62,000	(46)	(2)
Put - NYMEX WTI-Brent Crude Spread June Futures †	3.000	04/27/2018	31	31,000	(13)	0

					$(1,371)	$(1,428)

90	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note May 2018 Futures	$120.000	04/20/2018	214	$214	$(60)	$(20)
Call - CBOT U.S. Treasury 10-Year Note May 2018 Futures	121.500	04/20/2018	214	214	(45)	(67)
Put - CBOT U.S. Treasury 30-Year Bond May 2018 Futures	143.000	04/20/2018	56	56	(49)	(7)
Call - CBOT U.S. Treasury 30-Year Bond May 2018 Futures	145.000	04/20/2018	75	75	(80)	(156)

					$(234)	$(250)

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE NASDAQ 100	6,675.000	04/20/2018	4	$400	$(15)	$(85)
Put - CBOE S&P 500	2,550.000	06/15/2018	21	2,100	(106)	(115)
Call - CBOE S&P 500	2,800.000	06/15/2018	20	2,000	(70)	(31)
Put - CBOE S&P 500	2,400.000	09/21/2018	20	2,000	(101)	(120)
Put - CBOE S&P 500	2,350.000	12/21/2018	39	3,900	(212)	(289)
Put - CBOE S&P 500	2,550.000	12/21/2018	10	1,000	(98)	(123)
Put - EUREX EURO STOXX 50	3,250.000	12/21/2018	62	620	(82)	(138)
Put - EUREX EURO STOXX Banks	125.000	04/20/2018	341	17,050	(20)	(40)

					$(704)	$(941)

Total Written Options					$(2,309)	$(2,619)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	6	$	1,463	$(3)	$0	$0
90-Day Eurodollar December Futures	12/2019	6		1,458	(4)	0	0
90-Day Eurodollar June Futures	06/2018	6		1,466	(3)	0	0
90-Day Eurodollar June Futures	06/2019	6		1,460	(4)	0	0
90-Day Eurodollar March Futures	03/2019	6		1,461	(3)	0	0
90-Day Eurodollar September Futures	09/2018	6		1,464	(3)	0	0
90-Day Eurodollar September Futures	09/2019	6		1,459	(4)	0	0
Brent (ICE) Dubai August Futures †	08/2018	250		723	281	5	0
Brent (ICE) Dubai December Futures †	12/2018	250		751	309	0	0
Brent (ICE) Dubai July Futures †	07/2018	250		723	281	5	0
Brent (ICE) Dubai November Futures †	11/2018	250		733	292	0	(3)
Brent (ICE) Dubai October Futures †	10/2018	250		726	284	0	0
Brent (ICE) Dubai September Futures †	09/2018	250		725	284	2	0
Brent Crude December Futures †	10/2018	634		42,275	1,444	254	0
Brent Crude December Futures †	10/2019	902		56,510	2,793	162	0
Brent Crude December Futures †	10/2020	600		35,850	1,103	0	(12)
Brent Crude December Futures †	10/2021	92		5,338	51	0	(14)
Brent Crude July Futures †	05/2018	177		12,186	479	94	0
Brent Crude June Futures †	04/2018	31		2,150	(8)	18	0
Brent Crude September Futures †	07/2018	178		12,088	11	82	0
Call Options Strike @ EUR 134.000 on Euro-Bobl June 2018 Futures	05/2018	28	EUR	0	0	0	0
Call Options Strike @ EUR 170.000 on Euro-OAT France Government 10-Year Bond June 2018 Futures	05/2018	272		3	0	0	0
Chicago Ethanol (Platts) April Futures †	04/2018	48	$	2,943	64	51	0
Chicago Ethanol (Platts) December Futures †	12/2018	46		2,816	47	34	(2)
Chicago Ethanol (Platts) June Futures †	06/2018	81		5,018	120	68	0
Chicago Ethanol (Platts) May Futures †	05/2018	81		5,001	103	77	0
Chicago Ethanol (Platts) September Futures †	09/2018	33		2,058	(30)	31	0
Copper December Futures †	12/2018	76		12,873	(646)	0	0
Copper July Futures †	07/2018	29		4,874	7	0	0
Copper May Futures †	05/2018	110		18,430	(1,149)	0	0
Corn December Futures †	12/2018	343		7,057	82	264	0
Corn July Futures †	07/2019	69		1,468	38	43	0
Corn March Futures †	03/2019	544		11,376	341	374	0
Cotton No. 2 December Futures †	12/2018	13		505	(3)	5	0
E-mini Russell 2000 June Futures	06/2018	33		2,526	(104)	23	0
Euro STOXX 50 June Futures	06/2018	40	EUR	1,615	(17)	26	0
Euro-Bund 10-Year Bond June Futures	06/2018	125		24,521	399	31	0
Gas Oil December Futures †	12/2018	590	$	35,474	3,802	103	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	91

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Gas Oil September Futures †	09/2018	27	$	1,642	$91	$5	$0
Gold 100 oz. December Futures †	12/2018	141		18,976	1,010	0	(40)
Hard Red Winter Wheat July Futures †	07/2018	19		462	(9)	6	0
Henry Hub Natural Gas April Futures †	03/2019	24		160	(10)	0	0
Henry Hub Natural Gas August Futures †	07/2019	24		162	(8)	0	0
Henry Hub Natural Gas December Futures †	11/2019	24		174	4	0	0
Henry Hub Natural Gas February Futures †	01/2019	24		184	14	1	0
Henry Hub Natural Gas January Futures †	12/2018	24		186	16	1	0
Henry Hub Natural Gas July Futures †	06/2019	24		161	(8)	0	0
Henry Hub Natural Gas June Futures †	05/2019	24		160	(10)	0	0
Henry Hub Natural Gas March Futures †	02/2019	24		177	8	1	0
Henry Hub Natural Gas May Futures †	04/2019	24		158	(11)	0	0
Henry Hub Natural Gas November Futures †	10/2019	24		166	(3)	0	0
Henry Hub Natural Gas October Futures †	09/2019	24		162	(7)	0	0
Henry Hub Natural Gas September Futures †	08/2019	24		161	(9)	0	0
Henry Hub Natural Gas Swap April Futures †	03/2019	12		80	(5)	0	0
Henry Hub Natural Gas Swap August Futures †	07/2018	116		826	(49)	7	0
Henry Hub Natural Gas Swap August Futures †	07/2019	12		81	(4)	0	0
Henry Hub Natural Gas Swap December Futures †	11/2018	116		873	(2)	6	0
Henry Hub Natural Gas Swap December Futures †	11/2019	12		87	2	0	0
Henry Hub Natural Gas Swap February Futures †	01/2019	12		92	6	1	0
Henry Hub Natural Gas Swap January Futures †	12/2018	12		93	8	1	0
Henry Hub Natural Gas Swap July Futures †	06/2018	116		821	(54)	7	0
Henry Hub Natural Gas Swap July Futures †	06/2019	12		81	(5)	0	0
Henry Hub Natural Gas Swap June Futures †	05/2018	116		806	(70)	8	0
Henry Hub Natural Gas Swap June Futures †	05/2019	12		80	(5)	0	0
Henry Hub Natural Gas Swap March Futures †	02/2019	12		89	3	0	0
Henry Hub Natural Gas Swap May Futures †	04/2018	116		793	(83)	10	0
Henry Hub Natural Gas Swap May Futures †	04/2019	12		79	(6)	0	0
Henry Hub Natural Gas Swap November Futures †	10/2018	116		838	(37)	6	0
Henry Hub Natural Gas Swap November Futures †	10/2019	12		83	(2)	0	0
Henry Hub Natural Gas Swap October Futures †	09/2018	116		825	(50)	7	0
Henry Hub Natural Gas Swap October Futures †	09/2019	12		81	(4)	0	0
Henry Hub Natural Gas Swap September Futures †	08/2018	116		822	(54)	7	0
Henry Hub Natural Gas Swap September Futures †	08/2019	12		80	(5)	0	0
Lead September Futures †	09/2018	13		779	(9)	0	0
Live Cattle August Futures †	08/2018	29		1,177	(160)	0	(35)
LLS (Argus) vs. WTI Spread Calendar Swap April Futures †	04/2019	4		10	(2)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	08/2018	30		79	3	3	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	08/2019	4		10	(2)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	12/2018	30		76	0	1	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	12/2019	4		9	(3)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap February Futures †	02/2019	4		11	(2)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap January Futures †	01/2019	4		11	(2)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	07/2018	30		79	3	3	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	07/2019	4		10	(2)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap June Futures †	06/2019	4		10	(2)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap March Futures †	03/2019	4		10	(2)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap May Futures †	05/2019	4		10	(2)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	11/2018	30		79	3	1	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	11/2019	4		10	(2)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	10/2018	30		81	5	1	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	10/2019	4		10	(2)	0	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	09/2018	30		80	5	1	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	09/2019	4		10	(2)	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap April Futures †	04/2018	12		398	21	0	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap August Futures †	08/2018	7		225	69	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap December Futures †	12/2018	7		229	73	0	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap July Futures †	07/2018	7		225	68	0	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap June Futures †	06/2018	12		385	8	0	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap May Futures †	05/2018	12		387	10	0	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap November Futures †	11/2018	7		229	72	0	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap October Futures †	10/2018	7		227	71	0	(1)
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap September Futures †	09/2018	7		226	70	0	0
Natural Gas April Futures †	03/2019	309		8,235	(338)	12	0
Natural Gas February Futures †	01/2019	450		13,766	(169)	86	0
Natural Gas May Futures †	04/2019	14		369	(3)	1	0
Natural Gas October Futures †	09/2018	957		27,236	295	230	0
Natural Gas September Futures †	08/2018	55		1,558	(10)	13	0
New York Harbor ULSD December Futures †	11/2018	55		4,659	82	21	0
New York Harbor ULSD June Futures †	05/2018	16		1,357	(1)	5	0

92	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
New York Harbor ULSD May Futures †	04/2018	21	$	1,783	$116	$6	$0
New York Harbor ULSD September Futures †	08/2018	14		1,187	63	5	0
Nickel May Futures †	05/2018	11		876	(5)	0	0
Nikkei 225 June Futures	06/2018	80	JPY	8,073	42	293	0
Platinum July Futures †	07/2018	96	$	4,476	(137)	0	(39)
Put Options Strike @ EUR 127.000 on Euro-Bobl June 2018 Futures	05/2018	98	EUR	1	0	0	0
Put Options Strike @ EUR 141.000 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	119		1	0	0	0
Put Options Strike @ EUR 148.500 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	6		0	0	0	0
RBOB Gasoline June Futures †	05/2018	79	$	6,719	324	11	0
RBOB Gasoline May Futures †	04/2018	11		934	60	1	0
Soybean May Futures †	05/2018	45		2,351	(3)	60	0
Soybean November Futures †	11/2018	1		52	0	2	0
Soybean Oil May Futures †	05/2018	213		4,073	(165)	32	0
WCS Oil Monthly Index April Futures †	03/2019	2		38	(5)	0	0
WCS Oil Monthly Index August Futures †	07/2019	2		38	(5)	0	0
WCS Oil Monthly Index December Futures †	11/2019	2		41	(2)	0	0
WCS Oil Monthly Index February Futures †	01/2019	2		44	1	0	0
WCS Oil Monthly Index January Futures †	12/2018	2		43	0	0	0
WCS Oil Monthly Index July Futures †	06/2019	2		38	(5)	0	0
WCS Oil Monthly Index June Futures †	05/2019	2		38	(5)	0	0
WCS Oil Monthly Index March Futures †	02/2019	2		44	1	0	0
WCS Oil Monthly Index May Futures †	04/2019	2		38	(5)	0	0
WCS Oil Monthly Index November Futures †	10/2019	2		41	(2)	0	0
WCS Oil Monthly Index October Futures †	09/2019	2		41	(2)	0	0
WCS Oil Monthly Index September Futures †	08/2019	2		38	(5)	0	0
Wheat July Futures †	07/2018	106		2,483	(19)	31	0
White Sugar August Futures †	07/2018	386		6,616	(319)	61	0
White Sugar May Futures †	04/2018	93		1,633	(41)	17	0
WTI Crude December Futures †	11/2021	265		13,907	289	0	(58)
WTI Crude June Futures †	05/2019	2,645		156,875	8,998	582	0
WTI Crude June Futures †	05/2020	352		19,603	1,017	0	(14)
WTI Crude March Futures †	02/2019	562		33,990	1,120	148	0
WTI Crude March Futures †	02/2020	214		12,087	990	7	0
WTI Crude May Futures †	04/2018	179		11,624	(83)	100	0
WTI Crude November Futures †	10/2018	258		16,099	1,101	90	0
WTI Crude October Futures †	09/2018	636		40,017	2,131	242	0
WTI Crude September Futures †	08/2019	700		40,754	1,249	105	0
WTI Houston (Argus) vs. WTI Trade April Futures †	03/2019	9		22	1	0	0
WTI Houston (Argus) vs. WTI Trade April Futures †	03/2020	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade April Futures †	03/2021	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade August Futures †	07/2018	18		42	(6)	1	0
WTI Houston (Argus) vs. WTI Trade August Futures †	07/2019	9		22	0	0	0
WTI Houston (Argus) vs. WTI Trade August Futures †	07/2020	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade August Futures †	07/2021	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade December Futures †	11/2018	18		43	(5)	1	0
WTI Houston (Argus) vs. WTI Trade December Futures †	11/2019	9		22	0	0	0
WTI Houston (Argus) vs. WTI Trade December Futures †	11/2020	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade December Futures †	11/2021	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade February Futures †	01/2019	9		21	0	0	0
WTI Houston (Argus) vs. WTI Trade February Futures †	01/2020	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade February Futures †	01/2021	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade January Futures †	12/2018	9		20	(1)	0	0
WTI Houston (Argus) vs. WTI Trade January Futures †	12/2019	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade January Futures †	12/2020	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade July Futures †	06/2018	18		43	(5)	1	0
WTI Houston (Argus) vs. WTI Trade July Futures †	06/2019	9		22	0	0	0
WTI Houston (Argus) vs. WTI Trade July Futures †	06/2020	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade July Futures †	06/2021	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade June Futures †	05/2019	9		22	1	0	0
WTI Houston (Argus) vs. WTI Trade June Futures †	05/2020	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade June Futures †	05/2021	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade March Futures †	02/2019	9		22	1	0	0
WTI Houston (Argus) vs. WTI Trade March Futures †	02/2020	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade March Futures †	02/2021	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade May Futures †	04/2019	9		22	1	0	0
WTI Houston (Argus) vs. WTI Trade May Futures †	04/2020	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade May Futures †	04/2021	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade November Futures †	10/2018	18		42	(6)	1	0
WTI Houston (Argus) vs. WTI Trade November Futures †	10/2019	9		22	0	0	0
WTI Houston (Argus) vs. WTI Trade November Futures †	10/2020	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade November Futures †	10/2021	1		2	0	0	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	93

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
WTI Houston (Argus) vs. WTI Trade October Futures †	09/2018	18	$	41	$(6)	$1	$0
WTI Houston (Argus) vs. WTI Trade October Futures †	09/2019	9		22	0	0	0
WTI Houston (Argus) vs. WTI Trade October Futures †	09/2020	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade October Futures †	09/2021	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade September Futures †	08/2018	18		41	(6)	1	0
WTI Houston (Argus) vs. WTI Trade September Futures †	08/2019	9		22	0	0	0
WTI Houston (Argus) vs. WTI Trade September Futures †	08/2020	1		2	0	0	0
WTI Houston (Argus) vs. WTI Trade September Futures †	08/2021	1		2	0	0	0
Zinc September Futures †	09/2018	20		1,634	(11)	0	0

					$28,081	$4,003	$(224)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Aluminum May Futures †	05/2018	12	$	(599)	$22	$0	$0
Aluminum September Futures †	09/2018	32		(1,612)	77	0	0
Arabica Coffee May Futures †	05/2018	22		(975)	39	0	(3)
Arabica Coffee September Futures †	09/2018	35		(1,606)	45	0	(5)
Australia Government 10-Year Bond June Futures	06/2018	23	AUD	(2,290)	(42)	2	(12)
Brent (ICE) Calendar Swap April Futures †	04/2018	6	$	(416)	(6)	0	(3)
Brent (ICE) Calendar Swap August Futures †	08/2018	4		(270)	(69)	0	(2)
Brent (ICE) Calendar Swap December Futures †	12/2018	4		(264)	(62)	0	(1)
Brent (ICE) Calendar Swap July Futures †	07/2018	4		(272)	(70)	0	(2)
Brent (ICE) Calendar Swap June Futures †	06/2018	6		(410)	(12)	0	(3)
Brent (ICE) Calendar Swap May Futures †	05/2018	6		(413)	(3)	0	(3)
Brent (ICE) Calendar Swap November Futures †	11/2018	4		(265)	(64)	0	(1)
Brent (ICE) Calendar Swap October Futures †	10/2018	4		(267)	(65)	0	(2)
Brent (ICE) Calendar Swap September Futures †	09/2018	4		(268)	(67)	0	(2)
Brent Crude December Futures †	10/2022	254		(14,554)	(267)	46	0
Brent Crude June Futures †	04/2019	1,141		(73,617)	(3,763)	0	(331)
Brent Crude June Futures †	05/2020	316		(19,320)	(1,888)	0	(32)
Brent Crude June Futures †	04/2021	180		(10,584)	(652)	16	0
Brent Crude March Futures †	01/2019	236		(15,477)	(266)	0	(83)
Brent Crude September Futures †	07/2019	98		(6,236)	(248)	0	(24)
Call Options Strike @ USD 69.000 on Brent Crude July 2018 Futures †	05/2018	48		(120)	(73)	0	(6)
Call Options Strike @ USD 69.000 on Brent Crude June 2018 Futures †	04/2018	132		(256)	(129)	0	(24)
Call Options Strike @ USD 69.500 on Brent Crude July 2018 Futures †	05/2018	48		(109)	(66)	0	(5)
Call Options Strike @ USD 70.000 on Brent Crude June 2018 Futures †	04/2018	144		(210)	(79)	0	(17)
Call Options Strike @ USD 70.500 on Brent Crude July 2018 Futures †	05/2018	48		(89)	(44)	0	(3)
Call Options Strike @ USD 70.500 on Brent Crude June 2018 Futures †	04/2018	60		(76)	(26)	0	(6)
Call Options Strike @ USD 71.500 on Brent Crude July 2018 Futures †	05/2018	36		(55)	(22)	0	(1)
Call Options Strike @ USD 74.000 on Brent Crude December 2018 Futures †	10/2018	74		(158)	(31)	5	0
Call Options Strike @ USD 74.500 on Brent Crude July 2018 Futures †	05/2018	96		(81)	22	0	0
Call Options Strike @ USD 75.000 on Brent Crude December 2018 Futures †	10/2018	69		(131)	(46)	5	0
Call Options Strike @ USD 75.500 on Brent Crude July 2018 Futures †	05/2018	48		(33)	18	1	0
Cocoa May Futures †	05/2018	42		(1,074)	(200)	17	0
Cocoa September Futures †	09/2018	14		(363)	(17)	7	0
Copper December Futures †	12/2018	170		(13,113)	764	0	(100)
Copper July Futures †	07/2018	65		(4,950)	(5)	0	(38)
Copper May Futures †	05/2018	230		(17,397)	1,103	0	(135)
Copper September Futures †	09/2018	24		(1,839)	54	0	(14)
Corn December Futures †	12/2019	69		(1,422)	(3)	0	(24)
Corn July Futures †	07/2018	851		(16,860)	(97)	0	(596)
Corn May Futures †	05/2018	439		(8,511)	(503)	0	(313)
Corn September Futures †	09/2018	425		(8,569)	(269)	0	(303)
Cotton No. 2 May Futures †	05/2018	12		(489)	5	0	(4)
E-mini NASDAQ 100 Index June Futures	06/2018	10		(1,319)	(4)	0	(23)
E-mini S&P 500 Index June Futures	06/2018	529		(69,907)	2,543	0	(936)
Euro-Bobl June Futures	06/2018	28	EUR	(4,522)	(28)	0	(4)
Euro-BTP Italy Government Bond June Futures	06/2018	48		(7,333)	(80)	0	(33)
Euro-OAT France Government 10-Year Bond June Futures	06/2018	272		(51,739)	(1,099)	0	(94)
FTSE 100 Index June Futures	06/2018	26	GBP	(2,551)	39	0	(32)
Gas Oil June Futures †	06/2018	295	$	(18,113)	(753)	0	(52)
Gas Oil June Futures †	06/2019	295		(17,412)	(1,943)	0	(44)
Gas Oil May Futures †	05/2018	3		(185)	(8)	0	(1)
Gold 100 oz. June Futures †	06/2018	104		(13,804)	35	28	0
Hard Red Winter Wheat May Futures †	05/2018	30		(701)	100	0	(9)
Henry Hub Natural Gas August Futures †	07/2018	116		(826)	48	0	(7)

94	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Henry Hub Natural Gas December Futures †	11/2018	116	$	(873)	$0	$0	$(6)
Henry Hub Natural Gas July Futures †	06/2018	116		(821)	52	0	(7)
Henry Hub Natural Gas June Futures †	05/2018	116		(806)	68	0	(8)
Henry Hub Natural Gas May Futures †	04/2018	116		(793)	81	0	(10)
Henry Hub Natural Gas November Futures †	10/2018	116		(838)	36	0	(6)
Henry Hub Natural Gas October Futures †	09/2018	116		(825)	48	0	(7)
Henry Hub Natural Gas September Futures †	08/2018	116		(822)	52	0	(7)
Japan Government 10-Year Bond June Futures	06/2018	52	JPY	(73,681)	(30)	44	(5)
Live Cattle June Futures †	06/2018	55	$	(2,257)	300	66	0
Mini MSCI Emerging Markets Index June Futures	06/2018	62		(3,682)	101	0	(76)
Natural Gas August Futures †	07/2018	66		(1,879)	(29)	0	(16)
Natural Gas January Futures †	12/2018	44		(1,362)	(5)	0	(9)
Natural Gas July Futures †	06/2018	471		(13,339)	(224)	0	(113)
Natural Gas June Futures †	05/2018	93		(2,584)	(26)	2	(20)
Natural Gas March Futures †	02/2019	323		(9,545)	444	0	(42)
Natural Gas May Futures †	04/2018	702		(19,186)	520	0	(271)
New York Harbor ULSD July Futures †	06/2018	55		(4,662)	(86)	0	(18)
Put Options Strike @ EUR 129.000 on Euro-Bobl June 2018 Futures	05/2018	125	EUR	(2)	46	2	0
Put Options Strike @ EUR 130.000 on Euro-Bobl June 2018 Futures	05/2018	118		(7)	41	4	0
Put Options Strike @ USD 55.000 on Brent Crude December 2018 Futures †	10/2018	74	$	(95)	24	15	0
Put Options Strike @ USD 56.000 on Brent Crude December 2018 Futures †	10/2018	69		(102)	56	15	0
RBOB Gasoline September Futures †	08/2018	60		(4,989)	(217)	0	(13)
Silver May Futures †	05/2018	37		(3,010)	53	0	(3)
Soybean Meal May Futures †	05/2018	59		(2,266)	(22)	0	(75)
Sugar No. 11 July Futures †	06/2018	371		(5,177)	396	0	(50)
Sugar No. 11 May Futures †	04/2018	194		(2,683)	268	0	(30)
Sugar No. 11 October Futures †	09/2018	106		(1,528)	132	0	(11)
U.S. Treasury 5-Year Note June Futures	06/2018	404		(46,242)	(87)	0	(22)
U.S. Treasury 10-Year Note June Futures	06/2018	379		(45,912)	(349)	0	(106)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	8		(1,284)	(42)	0	(9)
United Kingdom Long Gilt June Futures	06/2018	352	GBP	(60,655)	(808)	0	(336)
WCS Oil Monthly Index April Futures †	03/2020	2	$	(39)	4	0	0
WCS Oil Monthly Index August Futures †	07/2018	3		(60)	(8)	0	0
WCS Oil Monthly Index August Futures †	07/2020	2		(39)	4	0	0
WCS Oil Monthly Index December Futures †	11/2018	6		(137)	(38)	0	0
WCS Oil Monthly Index December Futures †	11/2020	2		(42)	1	0	0
WCS Oil Monthly Index February Futures †	01/2020	2		(42)	1	0	0
WCS Oil Monthly Index January Futures †	12/2019	2		(42)	1	0	0
WCS Oil Monthly Index July Futures †	06/2018	3		(57)	(5)	0	0
WCS Oil Monthly Index July Futures †	06/2020	2		(39)	4	0	0
WCS Oil Monthly Index June Futures †	05/2018	6		(120)	(21)	0	0
WCS Oil Monthly Index June Futures †	05/2020	2		(39)	3	0	0
WCS Oil Monthly Index March Futures †	02/2020	2		(41)	1	0	0
WCS Oil Monthly Index May Futures †	04/2018	6		(131)	(33)	2	0
WCS Oil Monthly Index May Futures †	04/2020	2		(39)	3	0	0
WCS Oil Monthly Index November Futures †	10/2018	6		(136)	(37)	0	0
WCS Oil Monthly Index November Futures †	10/2020	2		(42)	1	0	0
WCS Oil Monthly Index October Futures †	09/2018	6		(135)	(36)	0	0
WCS Oil Monthly Index October Futures †	09/2020	2		(42)	1	0	0
WCS Oil Monthly Index September Futures †	08/2018	3		(68)	(15)	0	0
WCS Oil Monthly Index September Futures †	08/2020	2		(39)	3	0	0
Wheat May Futures †	05/2018	151		(3,405)	331	0	(42)
WTI Brent Financial April Futures †	04/2019	13		(64)	3	0	(1)
WTI Brent Financial August Futures †	08/2018	45		(188)	18	0	(2)
WTI Brent Financial August Futures †	08/2019	13		(68)	(1)	0	(1)
WTI Brent Financial December Futures †	12/2018	45		(209)	(3)	0	(3)
WTI Brent Financial December Futures †	12/2019	13		(67)	0	0	(1)
WTI Brent Financial February Futures †	02/2019	13		(63)	4	0	(1)
WTI Brent Financial January Futures †	01/2019	13		(62)	5	0	(1)
WTI Brent Financial July Futures †	07/2018	45		(182)	24	0	(1)
WTI Brent Financial July Futures †	07/2019	13		(67)	0	0	(1)
WTI Brent Financial June Futures †	06/2019	13		(67)	1	0	(1)
WTI Brent Financial March Futures †	03/2019	13		(64)	3	0	(1)
WTI Brent Financial May Futures †	05/2019	13		(66)	1	0	(1)
WTI Brent Financial November Futures †	11/2018	45		(204)	1	0	(3)
WTI Brent Financial November Futures †	11/2019	13		(66)	1	0	(1)
WTI Brent Financial October Futures †	10/2018	45		(198)	7	0	(3)
WTI Brent Financial October Futures †	10/2019	13		(66)	1	0	(1)
WTI Brent Financial September Futures †	09/2018	45		(194)	12	0	(2)
WTI Brent Financial September Futures †	09/2019	13		(67)	0	0	(1)
WTI Crude April Futures †	03/2019	64		(3,844)	(133)	0	(17)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	95

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
WTI Crude August Futures †	07/2018	64	$	(4,099)	$(169)	$0	$(29)
WTI Crude August Futures †	08/2018	673		(42,722)	(239)	0	(270)
WTI Crude December Futures †	11/2018	1,587		(98,251)	(1,834)	0	(514)
WTI Crude December Futures †	11/2019	844		(48,420)	(775)	1	(71)
WTI Crude December Futures †	11/2020	1,180		(64,145)	(1,357)	157	0
WTI Crude December Futures †	11/2022	165		(8,517)	(126)	36	0
WTI Crude February Futures †	01/2019	318		(19,379)	(466)	0	(92)
WTI Crude July Futures †	06/2018	129		(8,326)	(576)	0	(62)
WTI Crude June Futures †	05/2018	352		(22,834)	(1,135)	2	(192)
WTI Midarg/Finance CS August Futures †	08/2018	19		(81)	(58)	0	(5)
WTI Midarg/Finance CS December Futures †	12/2018	19		(87)	(64)	0	(1)
WTI Midarg/Finance CS July Futures †	07/2018	19		(76)	(52)	0	(5)
WTI Midarg/Finance CS November Futures †	11/2018	19		(92)	(68)	0	0
WTI Midarg/Finance CS October Futures †	10/2018	19		(90)	(67)	0	(4)
WTI Midarg/Finance CS September Futures †	09/2018	19		(83)	(59)	0	(3)
WTI Midland vs WTI Trade April Futures †	03/2020	1		0	1	0	0
WTI Midland vs WTI Trade August Futures †	07/2018	6		(24)	(20)	0	(2)
WTI Midland vs WTI Trade August Futures †	07/2020	1		0	1	0	0
WTI Midland vs WTI Trade December Futures †	11/2018	6		(29)	(26)	0	0
WTI Midland vs WTI Trade December Futures †	11/2020	1		0	1	0	0
WTI Midland vs WTI Trade February Futures †	01/2020	1		0	1	0	0
WTI Midland vs WTI Trade January Futures †	12/2019	1		0	1	0	0
WTI Midland vs WTI Trade July Futures †	06/2018	6		(20)	(16)	0	(2)
WTI Midland vs WTI Trade July Futures †	06/2020	1		0	1	0	0
WTI Midland vs WTI Trade June Futures †	05/2020	1		0	1	0	0
WTI Midland vs WTI Trade March Futures †	02/2020	1		0	1	0	0
Midland vs WTI Trade March Futures †	02/2021	1		0	0	0	0
WTI Midland vs WTI Trade May Futures †	04/2020	1		0	1	0	0
WTI Midland vs WTI Trade November Futures †	10/2018	6		(28)	(24)	0	(1)
WTI Midland vs WTI Trade November Futures †	10/2020	1		0	1	0	0
WTI Midland vs WTI Trade October Futures †	09/2018	6		(26)	(22)	0	(1)
WTI Midland vs WTI Trade October Futures †	09/2020	1		0	1	0	0
WTI Midland vs WTI Trade September Futures †	08/2018	6		(26)	(22)	0	(2)
WTI Midland vs WTI Trade September Futures †	08/2020	1		0	1	0	0
Zinc May Futures †	05/2018	28		(2,295)	109	0	0

					$(14,307)	$473	$(5,950)

Total Futures Contracts					$13,774	$4,476	$(6,174)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Altria Group, Inc.	(1.000)%	Quarterly	06/20/2021	0.194%	$ 1,000	$(30)	$4	$(26)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.311%	EUR 1,030	$17	$8	$25	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$ 22,880	$(1,562)	$43	$(1,519)	$0	$(93)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022	10,400	(220)	26	(194)	0	(9)
CDX.IG-30 5-Year Index	(1.000)	Quarterly	06/20/2023	38,400	(699)	52	(647)	0	(38)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR 20,100	(309)	(298)	(607)	0	(16)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022	57,300	(1,519)	(129)	(1,648)	0	(41)

					$(4,309)	$(306)	$(4,615)	$0	$(197)

96	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(7)	1-Day EUR-EONIA Compounded-OIS	0.050%	Annual	09/19/2021	EUR	10,800	$(11)	$32	$21	$8	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000	Annual	12/15/2047	$	7,120	16	555	571	0	(10)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		1,900	5	(28)	(23)	0	(3)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.478	Annual	12/20/2047		4,842	39	(149)	(110)	0	(8)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.499	Annual	12/20/2047		1,840	5	(55)	(50)	0	(3)
Receive(7)	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	5,200	16	(81)	(65)	0	(27)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019	$	300	(2)	3	1	0	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		97,900	123	(1,589)	(1,466)	47	0
Pay(7)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		37,200	(1,437)	146	(1,291)	27	0
Pay(7)	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		5,100	0	(23)	(23)	5	0
Pay(7)	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		5,000	0	(26)	(26)	5	0
Pay(7)	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		5,000	0	(25)	(25)	5	0
Pay(7)	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		8,300	(67)	(44)	(111)	8	0
Receive(7)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		58,700	575	599	1,174	0	(85)
Receive	3-Month USD-LIBOR †	1.750	Semi-Annual	12/21/2026		6,960	172	351	523	0	(11)
Receive	3-Month USD-LIBOR †	1.500	Semi-Annual	06/21/2027		300	26	4	30	0	(1)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		9,300	(98)	282	184	0	(18)
Receive(7)	3-Month USD-LIBOR	3.100	Semi-Annual	04/17/2028		47,940	(316)	(63)	(379)	0	(75)
Receive(7)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		40,600	1,945	(16)	1,929	0	(87)
Receive(7)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		10,570	1,135	(305)	830	0	(62)
Receive(7)	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048		8,400	(613)	459	(154)	0	(52)
Receive(7)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023	GBP	4,232	(1)	(21)	(22)	0	(16)
Receive(7)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		9,890	(520)	(277)	(797)	0	(83)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	2,640,000	(48)	(16)	(64)	9	0
Receive(7)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		2,570,000	(140)	(58)	(198)	13	0
Pay	28-Day MXN-TIIE	7.200	Lunar	06/05/2024	MXN	65,700	1	(48)	(47)	10	0
Pay	28-Day MXN-TIIE	8.280	Lunar	11/28/2036		32,300	165	(94)	71	11	0
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037		10,610	1	(28)	(27)	3	0
Pay	CPTFEMU	1.295	Maturity	03/15/2021	EUR	10,800	0	8	8	0	(2)
Pay	CPTFEMU	1.165	Maturity	12/15/2021		190	0	3	3	0	0
Receive	CPTFEMU	1.385	Maturity	12/15/2026		1,610	(3)	(19)	(22)	1	0
Receive	CPTFEMU	1.360	Maturity	06/15/2027		4,500	(67)	(14)	(81)	3	0
Receive	CPTFEMU	1.520	Maturity	11/15/2027		31,560	(66)	75	9	33	0
Receive	CPTFEMU	1.535	Maturity	03/15/2028		10,800	1	19	20	8	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		1,900	(3)	(15)	(18)	0	(2)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		11,380	120	86	206	2	0
Pay	CPURNSA	2.070	Maturity	03/23/2019	$	1,320	0	0	0	1	0
Receive	CPURNSA	2.070	Maturity	10/04/2019		19,500	0	(166)	(166)	0	(56)
Pay	CPURNSA	2.168	Maturity	07/15/2020		4,800	0	18	18	5	0
Pay	CPURNSA	2.027	Maturity	11/23/2020		8,300	0	71	71	8	0
Pay	CPURNSA	1.578	Maturity	11/24/2020		11,900	221	72	293	12	0
Pay	CPURNSA	2.021	Maturity	11/25/2020		8,000	0	69	69	8	0
Pay	CPURNSA	1.550	Maturity	07/26/2021		2,700	91	(1)	90	2	0
Pay	CPURNSA	1.603	Maturity	09/12/2021		2,160	65	(1)	64	2	0
Pay	CPURNSA	2.069	Maturity	07/15/2022		1,800	0	18	18	1	0
Pay	CPURNSA	2.210	Maturity	02/05/2023		10,870	0	12	12	7	0
Pay	CPURNSA	1.955	Maturity	07/25/2024		15,600	0	351	351	14	0
Receive	CPURNSA	1.730	Maturity	07/26/2026		2,700	(145)	5	(140)	0	(2)
Receive	CPURNSA	1.800	Maturity	09/12/2026		6,600	(67)	(224)	(291)	0	(5)
Receive	CPURNSA	1.801	Maturity	09/12/2026		2,160	(100)	5	(95)	0	(2)
Receive	CPURNSA	1.805	Maturity	09/12/2026		2,000	(92)	5	(87)	0	(2)
Receive	CPURNSA	1.780	Maturity	09/15/2026		1,700	(83)	4	(79)	0	(1)
Receive	CPURNSA	2.102	Maturity	07/20/2027		2,100	0	(41)	(41)	0	(1)
Receive	CPURNSA	2.155	Maturity	10/17/2027		3,700	0	(63)	(63)	0	(2)
Receive	CPURNSA	2.335	Maturity	02/05/2028		5,520	12	14	26	0	(1)
Pay	FRCPXTOB	1.165	Maturity	03/15/2020	EUR	3,970	0	(1)	(1)	0	(1)
Receive	FRCPXTOB	1.350	Maturity	01/15/2023		2,230	0	8	8	0	0
Receive	FRCPXTOB	1.575	Maturity	01/15/2028		3,070	0	22	22	1	0
Receive	FRCPXTOB	1.590	Maturity	02/15/2028		10,020	1	92	93	1	0
Receive	FRCPXTOB	1.606	Maturity	02/15/2028		1,620	0	19	19	0	0
Receive	FRCPXTOB	1.910	Maturity	01/15/2038		720	0	25	25	0	0
Receive	UKRPI	3.325	Maturity	08/15/2030	GBP	6,500	(28)	117	89	0	(12)
Receive	UKRPI	3.300	Maturity	12/15/2030		9,475	(564)	494	(70)	0	(8)
Receive	UKRPI	3.100	Maturity	06/15/2031		2,750	(291)	50	(241)	0	(1)
Receive	UKRPI	3.530	Maturity	10/15/2031		1,330	34	16	50	0	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	97

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	UKRPI	3.585%	Maturity	10/15/2046	GBP	60	$(4)	$(3)	$(7)	$1	$0
Pay	UKRPI	3.428	Maturity	03/15/2047		3,200	206	(152)	54	32	0

							$209	$463	$672	$293	$(639)

Total Swap Agreements							$(4,113)	$169	$(3,944)	$293	$(836)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(6)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
PIMCO Inflation Response Multi-Asset Fund(8)	$552	$425	$293	$1,270	$(1,191)	$(1,691)	$(824)	$(3,706)
PIMCO Cayman Commodity Fund VII, Ltd. (Subsidiary)(8)	0	4,051	0	4,051	(1,428)	(4,483)	(12)	(5,923)

Total Exchange-Traded or Centrally Cleared	$552	$4,476	$293	$5,321	$(2,619)	$(6,174)	$(836)	$(9,629)

(o)	Securities with an aggregate market value of $28,352 and cash of $4,454 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Unsettled variation margin liability of $(37) for closed futures is outstanding at period end.
(7)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(8)

The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(p)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2018	ARS	9,334		$461	$0	$(2)
	04/2018	AUD	23,015		18,120	443	0
	04/2018	EUR	1,200		1,484	6	0
	04/2018	JPY	987,800		8,898	9	(396)
	04/2018		$1,294	RUB	75,619	23	0
	05/2018		455	ARS	9,334	1	0
	05/2018	ZAR	66,806		$5,520	0	(96)
	06/2018		$1,500	IDR	20,767,386	4	0
	07/2018	BRL	3,100		$914	0	(17)
BPS	04/2018		1,511		464	6	0
	04/2018	DKK	18,560		2,766	0	(298)
	04/2018	JPY	70,000		632	0	(26)

98	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
	04/2018			$455	ARS	9,334	$8	$0
	04/2018			454	BRL	1,511	3	0
	04/2018			5,081	EUR	4,099	0	(37)
	04/2018			905	IDR	12,488,472	4	0
	04/2018			918	INR	59,959	1	0
	05/2018		JPY	612,800		$5,755	0	(18)
	05/2018			$462	BRL	1,511	0	(6)
	05/2018			2,307	CZK	47,422	0	(6)
	05/2018			883	ILS	3,026	0	(19)
	06/2018			103	ARS	2,069	0	(5)
	06/2018			806	KRW	861,537	7	0
BRC	04/2018		GBP	1,500		$2,099	0	(7)
	04/2018		THB	60,291		1,923	0	(5)
	05/2018			$5,693	MXN	106,586	137	0
	06/2018		RUB	586,360		$10,293	139	0
CBK	04/2018		BRL	4,311		1,297	0	(9)
	04/2018		CAD	200		153	0	(2)
	04/2018		EUR	600		744	4	0
	04/2018		GBP	39,295		55,244	124	(13)
	04/2018		JPY	1,315,900		12,452	81	0
	04/2018			$1,315	BRL	4,311	0	(9)
	04/2018			2,831	GBP	2,038	28	0
	05/2018	†	GBP	225		$317	1	0
	05/2018		JPY	1,620,000		14,901	0	(348)
	06/2018			$8,772	INR	577,135	21	0
	07/2018		PLN	1,515		$444	1	0
	11/2018		NGN	153,400		405	0	(5)
DUB	04/2018		CAD	5,000		3,877	0	(4)
	04/2018			$17,811	AUD	23,015	0	(135)
	05/2018		AUD	23,015		$17,813	136	0
	05/2018		EUR	400		496	2	0
	05/2018		PEN	7,279		2,226	0	(27)
	06/2018			$2,395	TWD	69,392	8	0
	07/2018		BRL	28,300		$8,238	12	(278)
FBF	07/2018			$5,840	COP	16,809,830	152	0
GLM	04/2018		CAD	3,300		$2,557	4	(9)
	04/2018		CZK	67,551		3,293	19	0
	04/2018		EUR	45,923		56,796	290	0
	04/2018		TWD	27,486		946	0	0
	04/2018			$1,097	CZK	22,524	0	(6)
	04/2018			2,753	MXN	51,300	62	0
	04/2018			654	PHP	34,204	0	0
	05/2018		JPY	317,700		$2,992	0	(2)
	06/2018			$3,259	CNH	20,704	30	0
	06/2018			1,387	MYR	5,449	23	0
	07/2018		BRL	9,400		$2,798	0	(26)
HUS	04/2018		CAD	6,907		5,428	83	(16)
	04/2018		CZK	22,524		1,091	0	0
	04/2018		THB	60,635		1,946	6	0
	04/2018		TWD	27,838		955	0	0
	04/2018			$376	ARS	7,765	5	0
	04/2018			32,524	GBP	22,874	0	(432)
	04/2018			1,820	IDR	25,046,712	2	0
	04/2018			4,061	RUB	237,215	72	0
	04/2018			960	THB	29,941	0	(2)
	04/2018			955	TWD	27,838	0	0
	05/2018		GBP	22,874		$32,564	432	0
	05/2018			$2,435	HUF	618,223	5	0
	06/2018			4,300	CNY	27,328	36	0
	06/2018			978	IDR	13,507,260	0	0
	06/2018			3,597	SGD	4,751	34	0
	06/2018			3,309	THB	104,201	32	0
	07/2018		BRL	75,300		$21,496	0	(1,132)
	08/2018		EUR	3,500		4,351	0	(5)
JPM	04/2018		BRL	1,380		415	0	(3)
	04/2018		CAD	4,700		3,635	5	(19)
	04/2018		CZK	19,622		949	0	(2)
	04/2018	†	GBP	1,863		2,582	0	(31)
	04/2018		IDR	12,583,026		915	1	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	99

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2018	JPY	80,000		$723	$0	$(30)
	04/2018	NZD	14,411		10,567	152	0
	04/2018	PHP	47,766		914	0	(2)
	04/2018		$418	BRL	1,380	0	0
	04/2018		4,829	CAD	6,216	0	(4)
	04/2018		15,861	GBP	11,483	250	0
	04/2018		918	IDR	12,583,026	0	(4)
	04/2018		900	INR	58,614	0	(1)
	04/2018		918	MXN	17,251	31	0
	04/2018		5,051	RUB	289,092	0	(15)
	05/2018	CAD	6,216		$4,832	4	0
	05/2018	CHF	124		134	4	0
	05/2018		$6,836	ZAR	83,637	195	0
	07/2018	BRL	11,400		$3,381	0	(44)
	10/2018	NGN	937		2	0	0
	11/2018		308,734		820	0	(2)
MSB	04/2018	BRL	2,800		835	0	(13)
	04/2018	EUR	2,600		3,224	19	0
	04/2018		$844	BRL	2,800	4	0
	04/2018		10,325	JPY	1,099,000	4	0
	05/2018	JPY	820,000		$7,729	10	(9)
	05/2018		$1,343	ARS	28,168	20	0
	07/2018	BRL	1,700		$501	0	(10)
RBC	04/2018	CAD	238		184	0	(1)
	04/2018	JPY	174,200		1,658	21	0
RYL	04/2018	TWD	27,845		956	0	(1)
	04/2018		$911	IDR	12,535,290	1	0
	04/2018		917	INR	59,636	0	(1)
SCX	04/2018	THB	30,033		$964	3	0
	05/2018		$2,747	TRY	10,647	0	(87)
	06/2018	HKD	1,147		$147	1	0
SOG	04/2018	INR	58,406		901	6	0
	04/2018	PLN	1,515		453	10	0
	04/2018	TWD	83,650		2,869	0	(6)
	04/2018		$1,793	INR	117,325	6	0
	04/2018		918	PHP	48,096	4	0
	04/2018		954	TWD	27,838	1	0
	08/2018		170	ARS	3,537	0	(7)
SSB	06/2018		1,361	HKD	10,638	0	(2)
UAG	04/2018	BRL	2,800		$847	0	(1)
	04/2018	JPY	1,102,500		10,428	116	(52)
	04/2018		$842	BRL	2,800	6	0
	04/2018		47,044	EUR	37,982	0	(309)
	04/2018		10,507	NZD	14,411	0	(93)
	05/2018	EUR	37,982		$47,142	310	0
	05/2018	JPY	420,000		3,858	0	(95)
	05/2018	NZD	14,411		10,506	92	0
	05/2018		$844	BRL	2,800	2	0
	05/2018		8,822	JPY	924,800	0	(116)

Total Forward Foreign Currency Contracts						$3,774	$(4,358)

PURCHASED OPTIONS:

BARRIER OPTIONS ON INDICES

Counterparty	Description	Barrier Value	Expiration Date	# of Contracts	Cost	Market Value
JPM	Put - OTC S&P 500 D&I @ 2,615.030 «	EURUSD 1.200	03/15/2019	2,057	$56	$ 76

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BRC	Call - OTC AUD versus USD	$	0.830	04/19/2018	AUD	13,140	$ 1	$0
	Call - OTC EUR versus USD		1.310	04/19/2018	EUR	9,900	1	0
	Put - OTC USD versus JPY	JPY	96.000	04/19/2018	$	9,778	1	0

							$ 3	$0

100	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	06/15/2018	$ 3,700	$ 371	$1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	3,700	371	563
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	21,900	254	338
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	2,200	220	1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	2,200	220	335

							$ 1,436	$1,238

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.170%	3-Month USD-LIBOR	04/03/2018	$102,200	$30	$0
	Put - OTC 1-Year Interest Rate Floor(1)	0.174	3-Month USD-LIBOR	06/11/2018	67,000	27	2

						$57	$2

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
CBK	Call - OTC EURO STOXX 50	3,450.000	06/15/2018	EUR	0	$32	$8
FBF	Call - OTC EURO STOXX 50	3,450.000	06/15/2018		1	43	11

						$75	$19

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
FAR	Call - OTC Fannie Mae, TBA 3.000% due 04/01/2048	$109.000	04/05/2018	$	28,200	$1	$0
	Put - OTC Fannie Mae, TBA 3.500% due 04/01/2048	73.000	04/05/2018		35,000	2	0
	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	73.000	05/07/2018		57,000	2	0
	Put - OTC Fannie Mae, TBA 4.000% due 05/01/2048	76.500	05/07/2018		55,000	2	0
FBF	Put - OTC Fannie Mae, TBA 3.500% due 04/01/2048	83.000	04/05/2018		43,000	2	0
JPM	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	69.000	05/07/2018		26,700	1	0

						$10	$0

Total Purchased Options						$1,637	$1,335

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850%	05/16/2018		$3,900	$(4)	$(3)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		4,300	(5)	(5)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		7,400	(11)	(9)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		3,200	(6)	(4)
	Call - OTC iTraxx Europe 29 5-Year Index	Buy	0.500	06/20/2018	EUR	26,200	(16)	(12)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.800	06/20/2018		26,200	(47)	(43)
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		$3,800	(4)	(4)
DBL	Call - OTC iTraxx Europe 28 5-Year Index	Buy	0.475	04/18/2018	EUR	11,800	(11)	(5)
	Put - OTC iTraxx Europe 28 5-Year Index	Sell	0.700	04/18/2018		11,800	(12)	(2)
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		$3,400	(6)	(5)
FBF	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018		6,400	(9)	(3)
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	06/20/2018		3,700	(6)	(5)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		6,500	(8)	(7)

							$(145)	$(107)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	101

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date(2)	Notional Amount		Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	1,900	$(86)	$(11)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	$	700	(5)	0
	Cap - OTC YOY CPURNSA	233.707	Maximum of [(3 + 0.000%) - (Final Index/Initial Index)] or 0	04/10/2020		5,400	(29)	31
	Floor - OTC YOY CPURNSA	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020		5,400	(29)	33
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		7,200	(81)	(10)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		3,200	(59)	(7)

							$(289)	$36

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.155%	3-Month USD-LIBOR	04/03/2018	$102,200	$(37)	$0
	Put - OTC 1-Year Interest Rate Floor(1)	0.155	3-Month USD-LIBOR	06/11/2018	67,000	(27)	(1)
	Call - OTC 1-Year Interest Rate Floor(1)	0.000	3-Month USD-LIBOR	01/02/2020	162,700	(126)	(218)

						$(190)	$(219)

OPTIONS ON EXCHANGE-TRADED FUNDS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC MSCI Emerging Markets Fund	$1,160.000	04/20/2018	$ 2	$(20)	$(48)

OPTIONS ON INDICES

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC EURO STOXX 50	3,200.000	06/15/2018	EUR	0	$(29)	$(23)
	Call - OTC EURO STOXX 50	3,750.000	06/15/2018		0	(4)	0
FBF	Put - OTC EURO STOXX 50	3,200.000	06/15/2018		1	(37)	(30)
	Call - OTC EURO STOXX 50	3,750.000	06/15/2018		0	(6)	0

						$(76)	$(53)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	$98.906	05/07/2018	$ 25,800	$(127)	$(31)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	99.906	05/07/2018	25,800	(117)	(146)

					$(244)	$(177)

Total Written Options					$(964)	$(568)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit		Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Pay	EUR5050 1H18 †	$	12.250	Maturity	06/30/2018	8,424	$0	$(6)	$0	$(6)
	Receive	EUR5050 2H18 †		11.070	Maturity	12/31/2018	17,400	0	16	16	0
	Receive	EURMARGIN 2H18 †		6.110	Maturity	12/31/2018	24,000	0	28	28	0
	Receive	EURMARGIN 2Q18 †		7.595	Maturity	06/30/2018	67,800	(2)	15	13	0
	Pay	JETBRENT CAL19 †«		0.000	Maturity	12/31/2019	56,820	0	2	2	0
	Pay	NAPGASFO 2Q18 †		14.800	Maturity	06/30/2018	12,600	0	(31)	0	(31)
	Receive	NAPGASFO CAL18 †		12.700	Maturity	12/31/2018	43,200	(1)	147	146	0
	Receive	PLATGOLD N8 †		317.200	Maturity	07/09/2018	5,200	0	(406)	0	(406)
CBK	Receive	MEHMID CAL20 †		1.840	Maturity	12/31/2021	134,400	(1)	43	42	0
	Receive	WCS 2H18 †		19.100	Maturity	12/31/2018	52,800	(142)	15	0	(127)
	Receive	WCS 2Q4Q18 †		19.750	Maturity	12/31/2018	15,200	0	(25)	0	(25)
	Pay	WCS 3Q18 †		20.100	Maturity	09/30/2018	36,300	28	(14)	14	0
	Receive	WCS CAL18 †		15.450	Maturity	12/31/2018	148,000	(223)	(642)	0	(865)

102	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit		Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Receive	COCL CAL19 †	$	5.300	Maturity	12/31/2019	81,600	$(6)	$27	$21	$0
	Pay	EUR5050 1H18 †		12.270	Maturity	06/30/2018	4,176	0	(3)	0	(3)
	Receive	EUR5050 2H18 †		10.850	Maturity	12/31/2018	33,000	4	34	38	0
	Receive	EURMARGIN 2Q18 †		7.800	Maturity	06/30/2018	17,400	0	0	0	0
	Pay	HSFOCO 3Q18 †		7.400	Maturity	09/30/2018	31,500	(1)	142	141	0
	Receive	HSFOEW CAL18 †		14.750	Maturity	12/31/2018	20,700	5	(38)	0	(33)
	Pay	JETBRENT CAL19 †«		0.000	Maturity	12/31/2019	35,400	0	(15)	0	(15)
	Receive	KCBT Wheat July Futures †		0.020	Maturity	06/22/2018	693,800	7	102	109	0
	Receive	MEHCL CAL19 †		2.650	Maturity	12/31/2019	81,600	(5)	(13)	0	(18)
	Receive	MIDWTICAL 2H18 †		1.000	Maturity	12/31/2018	7,800	0	(24)	0	(24)
	Receive	Natural Gas April Futures †«	GBP	49.300	Maturity	04/30/2018	6,703,410	0	(85)	0	(85)
	Pay	Natural Gas June Futures †		43.900	Maturity	06/30/2018	6,703,410	0	(52)	0	(52)
	Receive	PLATGOLD N8 †	$	318.900	Maturity	07/06/2018	600	0	(46)	0	(46)
	Receive	WCS 2H18 †		20.100	Maturity	12/31/2018	19,800	7	(35)	0	(28)
	Pay	WCS 3Q18 †		20.000	Maturity	09/30/2018	4,500	0	2	2	0
JPM	Receive	EUR5050 CAL18 †		11.010	Maturity	12/31/2018	37,800	0	52	52	0
	Receive	EURMARGIN 2Q18 †		7.650	Maturity	06/30/2018	17,400	0	3	3	0
	Receive	EUROBOBCO CAL21 †		7.700	Maturity	12/31/2021	14,400	0	1	1	0
	Receive	EURSIMP 2H18 †		2.600	Maturity	12/31/2018	39,000	0	16	16	0
	Receive	HSFOCO 3Q18 †		10.250	Maturity	09/30/2018	16,500	0	(27)	0	(27)
	Receive	HSFOCO 3Q18 †		7.900	Maturity	09/30/2018	32,400	0	(129)	0	(129)
	Receive	HSFOEW CAL18 †		14.750	Maturity	12/31/2018	7,200	0	(11)	0	(11)
	Receive	NAPGASFO CAL18 †		12.000	Maturity	12/31/2018	28,800	0	99	99	0
MAC	Receive	COCL CAL19 †		5.380	Maturity	12/31/2019	69,600	(4)	27	23	0
	Receive	EURMARGIN 2H18 †		5.580	Maturity	12/31/2018	28,200	0	48	48	0
	Receive	EURMARGIN 2Q18 †		7.590	Maturity	06/30/2018	17,400	0	4	4	0
	Receive	MEHCL CAL19 †		2.700	Maturity	12/31/2019	69,600	0	(18)	0	(18)
	Receive	WCS CAL18 †		15.400	Maturity	12/31/2018	50,400	(62)	(235)	0	(297)
MYC	Receive	EUR5050 2H18 †		10.900	Maturity	12/31/2018	34,200	0	38	38	0
	Receive	EUR5050 2H18 †		11.100	Maturity	12/31/2018	26,400	0	24	24	0
	Receive	EUR5050 2H18 †		11.150	Maturity	12/31/2018	27,000	0	23	23	0
	Receive	EURMARGIN 2H18 †		5.770	Maturity	12/31/2018	60,900	0	91	91	0
	Receive	EURMARGIN 2H18 †		5.810	Maturity	12/31/2018	40,500	0	59	59	0
	Receive	EURMARGIN 2H18 †		5.980	Maturity	12/31/2018	20,700	0	27	27	0
	Receive	EURMARGIN 4Q18 †		6.420	Maturity	12/31/2018	5,700	0	1	1	0
	Receive	EURMARGIN CAL19 †		8.920	Maturity	12/31/2019	69,600	0	19	19	0
	Receive	EUROBOBCO CAL20 †		8.220	Maturity	12/31/2020	36,000	0	12	12	0
	Pay	EURSIMP 2H18 †		3.470	Maturity	12/31/2018	39,000	0	17	17	0
	Receive	GOLDLNPM Index †		1,303.300	Maturity	11/29/2018	2,900	0	113	113	0
	Receive	GOLDLNPM Index †		1,345.750	Maturity	11/29/2018	1,300	0	(4)	0	(4)
	Pay	GOLDLNPM Index †		1,255.000	Maturity	11/29/2018	6,300	0	(544)	0	(544)
	Pay	GOLDLNPM Index †		1,266.200	Maturity	11/29/2018	5,600	0	(422)	0	(422)
	Pay	GOLDLNPM Index †		1,289.000	Maturity	11/29/2018	6,400	0	(339)	0	(339)
	Receive	HSFOCO 3Q18 †		10.500	Maturity	09/30/2018	15,600	0	(22)	0	(22)
	Pay	HSFOCO 3Q18 †		7.400	Maturity	09/30/2018	16,500	0	74	74	0
	Pay	HSFOCO 3Q18 †		7.350	Maturity	09/30/2018	16,500	0	75	75	0
	Receive	HSFOEW CAL18 †		14.500	Maturity	12/31/2018	2,700	0	(4)	0	(4)
	Pay	NAPGASFO 2Q18 †		14.900	Maturity	06/30/2018	11,400	0	(27)	0	(27)
	Receive	Natural Gas June Futures †	GBP	40.400	Maturity	05/30/2018	3,313,410	0	188	188	0
	Receive	Natural Gas June Futures †		41.000	Maturity	05/30/2018	3,390,000	0	164	164	0

								$(396)	$(1,469)	$1,743	$(3,608)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Brazil Government International Bond	1.000%	Quarterly	06/20/2021	1.020%	$200	$(18)	$18	$0	$0
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.020	500	(43)	43	0	0
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.314	1,100	(71)	57	0	(14)

							$(132)	$118	$0	$(14)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	103

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
								Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$ 3,200	$(95)	$82	$0	$(13)
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	500	(16)	20	4	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	2,600	(121)	131	10	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	2,300	(142)	141	0	(1)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	13,300	(440)	385	0	(55)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	5,200	(151)	130	0	(21)

						$(965)	$889	$14	$(90)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BRC	Receive(8)	1-Year ILS-TELBOR	0.374%	Annual	06/20/2020	ILS 15,210	$0	$(5)	$0	$(5)
	Pay(8)	1-Year ILS-TELBOR	1.950	Annual	06/20/2028	3,270	0	14	14	0
DUB	Pay(8)	1-Year ILS-TELBOR	2.100	Annual	06/20/2028	3,120	0	26	26	0
GLM	Receive	1-Year ILS-TELBOR	0.290	Annual	02/16/2020	28,540	0	(9)	0	(9)
	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020	17,640	0	(1)	0	(1)
	Receive(8)	1-Year ILS-TELBOR	0.370	Annual	06/20/2020	11,820	1	(5)	0	(4)
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028	6,010	0	47	47	0
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028	3,700	0	17	17	0
	Pay(8)	1-Year ILS-TELBOR	1.998	Annual	06/20/2028	2,530	0	14	14	0
HUS	Receive(8)	1-Year ILS-TELBOR	0.370	Annual	06/20/2020	9,320	0	(3)	0	(3)
	Pay(8)	1-Year ILS-TELBOR	1.998	Annual	06/20/2028	1,990	0	11	11	0
JPM	Receive(8)	1-Year ILS-TELBOR	0.420	Annual	06/20/2020	14,600	0	(8)	0	(8)
MYC	Receive	CPURNSA	1.788	Maturity	07/18/2026	$3,600	0	(168)	0	(168)
	Receive	CPURNSA	1.800	Maturity	07/20/2026	9,900	0	(450)	0	(450)
	Receive	CPURNSA	1.805	Maturity	09/20/2026	900	0	(40)	0	(40)

							$1	$(560)	$129	$(688)

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES

Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	AMZX Index	1,396	3-Month USD-LIBOR plus a specified spread	Quarterly	05/15/2018	$ 1,704	$0	$(199)	$0	$(199)
BPS	Receive	BCOMF1T Index †	146,955	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	51,965	0	165	165	0
	Pay	SPGCINP Index †	22,517	(0.050)	Monthly	08/15/2018	4,484	0	115	115	0
	Pay	BCOMTR Index †	97,555	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	10/15/2018	17,442	0	(30)	0	(30)
	Receive	DWRTFT Index	3,270	1-Month USD-LIBOR plus a specified spread	Monthly	11/07/2018	29,476	0	(4)	0	(4)
	Receive	S&P Banks Select Industry Index	888	1-Month USD-LIBOR plus a specified spread	Monthly	11/15/2018	1,399	0	(71)	0	(71)
	Receive	AMZX Index	786	3-Month USD-LIBOR plus a specified spread	Quarterly	11/28/2018	916	0	(65)	0	(65)
	Receive	AMZX Index	838	3-Month USD-LIBOR plus a specified spread	Quarterly	01/25/2019	1,004	0	(98)	0	(98)
CBK	Receive	BCOMERF211A Index †	242,779	0.240	Monthly	08/15/2018	62,989	0	155	155	0
	Receive	BCOMERF311A Index †	219,174	0.240	Monthly	08/15/2018	64,090	0	207	207	0
	Receive	BCOMF1T Index †	1,036	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	367	0	1	1	0
	Pay	BCOMF2 Index †	311,184	0.070	Monthly	08/15/2018	62,247	0	(110)	0	(110)
	Pay	BCOMF3 Index †	299,447	0.070	Monthly	08/15/2018	62,586	0	(148)	0	(148)
	Receive	BCOMTR Index †	8,667	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	1,550	0	3	3	0
CIB	Receive	PIMCODB Index †	99,979	0.000	Monthly	08/15/2018	10,688	0	199	199	0
FBF	Pay	EURO STOXX Index	9,400	1-Month USD-LIBOR plus a specified spread	Maturity	06/13/2018	EUR 1,141	0	(11)	0	(11)

104	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Receive	BCOMTR Index †	9,001	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	$1,609	$0	$3	$3	$0
GST	Receive	BCOMF1T Index †	40,348	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	14,267	0	24	24	0
	Receive	BCOMGC Index †	465,089	0.070	Monthly	08/15/2018	73,962	0	210	210	0
	Receive	BCOMTR Index †	101,708	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	18,185	0	18	18	0
	Receive	CMDSKEWLS Index(11) †	109,710	0.250	Monthly	08/15/2018	16,104	0	1,247	1,247	0
JPM	Receive	BCOMF1T Index †	368,585	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	130,336	0	220	220	0
	Receive	JMABDEWE Index(12) †	16,079	0.300	Monthly	08/15/2018	17,924	0	428	428	0
	Receive	JMABFNJ1 Index(13) †	259,367	0.350	Monthly	08/15/2018	26,474	0	615	615	0
	Receive	JMABNIC2 Index(14) †	64,265	0.170	Monthly	08/15/2018	29,016	0	408	408	0
	Pay	SPGCINP Index †	5,314	(0.050)	Monthly	08/15/2018	1,058	0	27	27	0
	Pay	BCOMTR Index †	120,357	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	10/15/2018	21,519	0	(37)	0	(37)
MAC	Receive	BCOMTR2 Index †	7,527	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	08/15/2018	714	0	1	1	0
	Receive	MQCP563E Index(15) †	98,186	0.950	Monthly	08/15/2018	13,308	0	(25)	0	(25)
	Receive	PIMCODB Index †	99,864	0.000	Monthly	08/15/2018	10,658	0	199	199	0

								$0	$3,447	$4,245	$(798)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(7)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
DUB	Pay	iBoxx USD Investment Grade Corporate Bond ETF	166,675	1-Month USD-LIBOR plus a specified spread	Monthly	08/31/2018	$19,513	$0	$(25)	$0	$(25)
FAR	Pay	iBoxx USD Investment Grade Corporate Bond ETF	188,800	1-Month USD-LIBOR plus a specified spread	Monthly	02/28/2019	22,020	0	(127)	0	(127)
JPM	Pay	iBoxx USD Investment Grade Corporate Bond ETF	204,900	1-Month USD-LIBOR plus a specified spread	Monthly	08/31/2018	23,938	0	(75)	0	(75)

								$0	$(227)	$0	$(227)

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Receive	SPGCIAP Index(9) †	3.063%	Maturity	07/27/2018	$ 1,629	$0	$2	$2	$0
	Pay	SPGCIAP Index(9) †	4.666	Maturity	08/01/2018	1,181	0	14	14	0
GST	Receive	CBOT Soybean July Futures(9) †	2.176	Maturity	06/22/2018	1,559	0	(5)	0	(5)
	Receive	CBOT Soybean Oil December Futures(9) †	3.331	Maturity	11/23/2018	1,452	0	(17)	0	(17)
	Receive	SPGCIAP Index(9) †	3.063	Maturity	08/01/2018	1,600	0	1	1	0
	Receive	SPGCIAP Index(9) †	3.706	Maturity	08/01/2018	1,318	0	(4)	0	(4)
JPM	Receive	CBOT Corn December Futures(9) †	3.063	Maturity	11/23/2018	1,286	0	6	6	0
	Receive	CBOT Corn July Futures(9) †	2.890	Maturity	06/22/2018	2,353	0	(11)	0	(11)
	Pay	GOLDLNPM Index(9) †	3.240	Maturity	07/08/2019	6,250	0	65	65	0
	Receive	SLVRLND Index(9) †	5.336	Maturity	10/31/2018	1,018	0	(22)	0	(22)
	Receive	SLVRLND Index(9) †	7.290	Maturity	07/08/2019	4,167	0	(80)	0	(80)
	Receive	SPGCIAP Index(9) †	3.671	Maturity	08/01/2018	1,223	0	(4)	0	(4)
MEI	Receive	CBOT Corn July Futures(9) †	2.856	Maturity	06/22/2018	2,485	0	(2)	0	(2)
MYC	Pay	GOLDLNPM Index(9) †	1.664	Maturity	04/12/2018	5,388	0	52	52	0
	Pay	GOLDLNPM Index(9) †	2.045	Maturity	10/25/2018	9,755	0	85	85	0
	Pay	GOLDLNPM Index(9) †	3.294	Maturity	07/17/2019	7,989	0	86	86	0
	Pay	GOLDLNPM Index(9) †	3.240	Maturity	07/26/2019	8,004	0	80	80	0
	Pay	GOLDLNPM Index(9) †	3.063	Maturity	10/08/2019	7,943	0	57	57	0
	Receive	SLVRLND Index(9) †	4.623	Maturity	04/12/2018	3,233	0	(95)	0	(95)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	105

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
	Receive	SLVRLND Index(9) †	5.359%	Maturity	10/25/2018	$ 6,026	$0	$(137)	$0	$(137)
	Receive	SLVRLND Index(9) †	5.406	Maturity	10/31/2018	5,914	0	(132)	0	(132)
	Receive	SLVRLND Index(9) †	5.406	Maturity	11/06/2018	2,903	0	(63)	0	(63)
	Receive	SLVRLND Index(9) †	5.176	Maturity	12/03/2018	3,187	0	(52)	0	(52)
	Receive	SLVRLND Index(9) †	4.840	Maturity	12/19/2018	2,205	0	(26)	0	(26)
	Receive	SLVRLND Index(9) †	7.317	Maturity	07/17/2019	5,360	0	(103)	0	(103)
	Receive	SLVRLND Index(9) †	7.398	Maturity	07/26/2019	5,297	0	(105)	0	(105)
	Receive	SLVRLND Index(9) †	7.023	Maturity	10/08/2019	5,245	0	(77)	0	(77)
SOG	Receive	CBOT Corn July Futures(9) †	2.890	Maturity	06/22/2018	2,412	0	(8)	0	(8)
	Receive	CBOT Soybean July Futures(9) †	2.310	Maturity	06/22/2018	1,809	0	(10)	0	(10)
	Receive	CBOT Soybean July Futures(9) †	2.341	Maturity	06/22/2018	2,680	0	(16)	0	(16)
	Receive	CBOT Soybean November Futures(9) †	2.756	Maturity	10/26/2018	2,681	0	(11)	0	(11)
	Receive	CBOT Soybean November Futures(9) †	2.789	Maturity	10/26/2018	4,730	0	(23)	0	(23)
	Receive	CBOT Soybean November Futures(9) †	2.822	Maturity	10/26/2018	2,619	0	(16)	0	(16)
	Pay	SPGCIAP Index(9) †	3.610	Maturity	07/27/2018	678	0	3	3	0
	Pay	SPGCIAP Index(9) †	3.610	Maturity	08/01/2018	666	0	3	3	0
	Receive	SPGCIAP Index(9) †	3.276	Maturity	08/01/2019	1,305	0	1	1	0
	Receive	SPGCICP Index(9) †	4.000	Maturity	07/26/2019	1,425	0	2	2	0

							$0	$(562)	$457	$(1,019)

Total Swap Agreements							$(1,492)	$1,636	$6,588	$(6,444)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(10)
PIMCO Inflation Response Multi-Asset Fund
BOA	$486	$0	$0	$486	$(511)	$(8)	$(199)	$(718)	$(232)	$228	$(4)
BPS	29	0	0	29	(415)	(9)	(238)	(662)	(633)	583	(50)
BRC	276	0	14	290	(12)	(59)	(5)	(76)	214	0	214
CBK	259	8	0	267	(386)	(75)	0	(461)	(194)	850	656
DBL	0	0	0	0	0	(7)	0	(7)	(7)	0	(7)
DUB	158	564	26	748	(444)	(5)	(25)	(474)	274	(680)	(406)
FAR	0	0	0	0	0	(177)	(127)	(304)	(304)	0	(304)
FBF	152	11	0	163	0	(33)	(11)	(44)	119	0	119
GLM	428	0	78	506	(43)	(11)	(14)	(68)	438	(500)	(62)
GST	0	0	14	14	0	(5)	(14)	(19)	(5)	0	(5)
HUS	707	0	11	718	(1,587)	0	(17)	(1,604)	(886)	877	(9)
JPM	642	76	0	718	(140)	40	(83)	(183)	535	(610)	(75)
MSB	57	0	0	57	(32)	0	0	(32)	25	0	25
MYC	0	340	0	340	0	(219)	(713)	(932)	(592)	258	(334)
NGF	0	336	0	336	0	0	0	0	336	(390)	(54)
RBC	21	0	0	21	(1)	0	0	(1)	20	0	20
RYL	1	0	0	1	(2)	0	0	(2)	(1)	0	(1)
SCX	4	0	0	4	(87)	0	0	(87)	(83)	0	(83)
SOG	27	0	0	27	(13)	0	0	(13)	14	0	14
SSB	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
UAG	526	0	0	526	(666)	0	(21)	(687)	(161)	275	114

PIMCO Cayman Commodity Fund VII, Ltd. (Subsidiary)
BPS	0	0	501	501	0	0	(473)	(473)	28	266	294
CBK	1	0	422	423	0	0	(1,275)	(1,275)	(852)	987	135
CIB	0	0	199	199	0	0	0	0	199	0	199
FBF	0	0	3	3	0	0	0	0	3	0	3
GST	0	0	1,811	1,811	0	0	(330)	(330)	1,481	(1,500)	(19)
JPM	0	0	1,940	1,940	(17)	0	(321)	(338)	1,602	(391)	1,211
MAC	0	0	275	275	0	0	(340)	(340)	(65)	270	205
MEI	0	0	0	0	0	0	(2)	(2)	(2)	0	(2)
MYC	0	0	1,285	1,285	0	0	(2,152)	(2,152)	(867)	1,041	174
SOG	0	0	9	9	0	0	(84)	(84)	(75)	0	(75)

Total Over the Counter	$3,774	$1,335	$6,588	$11,697	$(4,358)	$(568)	$(6,444)	$(11,370)

106	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

(q)	Securities with an aggregate market value of $6,242 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	YOY options may have a series of expirations.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(8)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(9)	Variance Swap
(10)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Fund and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

(11)	The following table represents the individual positions within the total return swap as of March 31, 2018:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount
Brent Crude June 2018 Futures	28.4%	$4,566
New York Harbor ULSD May 2018 Futures	17.4	2,807
NYMEX — Natural Gas May 2018 Futures	3.8	614
RBOB Gasoline May 2018 Futures	22.0	3,538
WTI Crude May 2018 Futures	28.1	4,533

Total Long Futures Contracts		$16,058

CASH	98.4%	$15,843

		$31,901

Total Notional Amount

Referenced Commodity — Short Futures Contracts	% of Index	Notional Amount
Aluminum May 2018 Futures	(16.7)%	$(2,688)
Arabica Coffee May 2018 Futures	(2.3)	(372)
Copper May 2018 Futures	(3.9)	(634)
Corn May 2018 Futures	(6.5)	(1,050)
Cotton No. 02 May 2018 Futures	(16.1)	(2,599)
Hard Red Winter Wheat May 2018 Futures	(1.4)	(216)
Live Cattle June 2018 Futures	(3.5)	(564)
Nickel May 2018 Futures	(1.7)	(277)
Soybean Meal May 2018 Futures	(3.6)	(562)
Soybean Oil May 2018 Futures	(2.5)	(403)
Soybeans May 2018 Futures	(17.4)	(2,809)
Sugar No. 11 May 2018 Futures	(2.8)	(449)
Wheat May 2018 Futures	(17.9)	(2,887)
Zinc May 2018 Futures	(1.8)	(287)

Total Short Futures Contracts		$(15,797)

		$16,104

(12)	The following table represents the individual positions within the total return swap as of March 31, 2018:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount
Brent Crude June 2018 Futures	30.9%	$5,543
HKEX — Lead Mini May 2018 Futures	7.0	1,254
Nickel May 2018 Futures	7.0	1,262
RBOB Gasoline May 2018 Futures	13.4	2,403
Soybean Meal May 2018 Futures	18.0	3,220
Soybeans May 2018 Futures	24.5	4,400

Total Long Futures Contracts		$18,082

CASH	99.3%	$17,790

		$35,872

Total Notional Amount

Referenced Commodity — Short Futures Contracts	% of Index	Notional Amount
Aluminum May 2018 Futures	(6.9)%	$(1,232)
Arabica Coffee May 2018 Futures	(3.6)	(653)
Cocoa May 2018 Futures	(3.6)	(643)
Corn May 2018 Futures	(18.0)	(3,232)
ICE — Natural Gas May 2018 Futures	(6.4)	(1,152)
Lean Hogs June 2018 Futures	(3.7)	(652)
New York Harbor ULSD May 2018 Futures	(26.9)	(4,820)
NYMEX — Natural Gas May 2018 Futures	(6.5)	(1,171)
Wheat May 2018 Futures	(17.6)	(3,152)
Zinc May 2018 Futures	(6.9)	(1,241)

Total Short Futures Contracts		$(17,948)

		$17,924

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	107

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

(13)	The following table represents the individual positions within the total return swap as of March 31, 2018:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount
Brent Crude September 2018 Futures	5.5%	$1,463
Cotton No. 02 December 2018 Futures	1.7	459
Gas Oil August 2018 Futures	5.9	1,564
Lead August 2018 Futures	2.7	713
New York Harbor ULSD August 2018 Futures	4.2	1,120
NYMEX — Natural Gas August 2018 Futures	5.4	1,424
RBOB Gasoline August 2018 Futures	5.7	1,505
Soybeans November 2018 Futures	5.8	1,546
WTI Crude August 2018 Futures	3.9	1,038
Zinc August 2018 Futures	5.9	1,551

Total Long Futures Contracts		$12,383

Total Notional Amount

Referenced Commodity — Short Futures Contracts	% of Index	Notional Amount
Aluminum August 2018 Futures	(5.7)%	$(1,519)
Arabica Coffee September 2018 Futures	(5.6)	(1,499)
Cocoa September 2018 Futures	(1.3)	(344)
Corn September 2018 Futures	(7.0)	(1,856)
Gold 100 oz. August 2018 Futures	(9.4)	(2,485)
HKEX — Lead Mini August 2018 Futures	(6.5)	(1,721)
Platinum July 2018 Futures	(6.7)	(1,792)
Silver September 2018 Futures	(5.5)	(1,450)
Sugar No. 11 October 2018 Futures	(5.4)	(1,427)

Total Short Futures Contracts		$(14,093)

		$(1,710)

Commodity allocations for the JMABFNJ1 Index are calculated using each referenced commodity along with the notional exposure of the overall index.

(14)	The following table represents the individual positions within the total return swap as of March 31, 2018:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount
Brent Crude September 2018 Futures	17.1%	$4,969
Copper July 2018 Futures	8.9	2,582
Gold 100 oz. August 2018 Futures	12.7	3,697
Lean Hogs July 2018 Futures	1.1	318
Live Cattle August 2018 Futures	2.1	605
New York Harbor ULSD July 2018 Futures	6.9	1,996
Nickel July 2018 Futures	8.9	2,593
RBOB Gasoline July 2018 Futures	10.2	2,967

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount
Silver July 2018 Futures	3.7%	$1,069
Soybean Meal July 2018 Futures	8.1	2,344
Soybeans July 2018 Futures	18.4	5,337
Sugar No. 11 July 2018 Futures	1.9	539

Total Long Futures Contracts		$29,016

Total Notional Amount		$29,016

(15)	The following table represents the individual positions within the total return swap as of March 31, 2018:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount
Cocoa July 2018 Futures	19.3%	$2,562
Cotton No. 02 July 2018 Futures	12.7	1,690
Gas Oil June 2018 Futures	15.8	2,109
Live Cattle June 2018 Futures	0.2	28
New York Harbor ULSD July 2018 Futures	28.1	3,746
New York Harbor ULSD June 2018 Futures	6.1	812
NYMEX — Natural Gas July 2018 Futures	30.4	4,039
NYMEX — Natural Gas June 2018 Futures	5.2	692
RBOB Gasoline July 2018 Futures	23.9	3,174
WTI Crude July 2018 Futures	63.3	8,417
WTI Crude June 2018 Futures	40.4	5,370

Total Long Futures Contracts		$32,639

CASH	99.8%	$13,280

		$45,919

Total Notional Amount

Referenced Commodity — Short Futures Contracts	% of Index	Notional Amount
Cocoa May 2018 Futures	(19.3)%	$(2,562)
Cotton No. 02 May 2018 Futures	(12.7)	(1,690)
Gas Oil May 2018 Futures	(15.8)	(2,109)
New York Harbor ULSD May 2018 Futures	(34.3)	(4,558)
NYMEX — Natural Gas May 2018 Futures	(35.6)	(4,731)
RBOB Gasoline May 2018 Futures	(23.9)	(3,174)
WTI Crude May 2018 Futures	(103.6)	(13,787)

Total Short Futures Contracts		$(32,611)

		$13,308

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$546	$0	$6	$552
Futures	4,051	0	342	0	83	4,476
Swap Agreements	0	0	0	0	293	293

	$4,051	$0	$888	$0	$382	$5,321

108	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,774	$0	$3,774
Purchased Options	0	0	95	0	1,240	1,335
Swap Agreements	6,445	14	0	0	129	6,588

	$6,445	$14	$95	$3,774	$1,369	$11,697

	$10,496	$14	$983	$3,774	$1,751	$17,018

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$1,428	$0	$941	$0	$250	$2,619
Futures	4,486	0	1,067	0	658	6,211
Swap Agreements	0	197	0	0	639	836

	$5,914	$197	$2,008	$0	$1,547	$9,666

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,358	$0	$4,358
Written Options	0	107	101	0	360	568
Swap Agreements	4,977	104	675	0	688	6,444

	$4,977	$211	$776	$4,358	$1,048	$11,370

	$10,891	$408	$2,784	$4,358	$2,595	$21,036

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(3,817)	$0	$(2,291)	$0	$(67)	$(6,175)
Written Options	6,723	0	2,703	0	1,971	11,397
Futures	5,262	0	(9,269)	0	365	(3,642)
Swap Agreements	0	(3,579)	0	0	2,915	(664)

	$8,168	$(3,579)	$(8,857)	$0	$5,184	$916

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(7,610)	$0	$(7,610)
Purchased Options	(109)	0	(527)	25	(901)	(1,512)
Written Options	694	53	(26)	294	1,661	2,676
Swap Agreements	27,069	430	1,173	(3)	262	28,931

	$27,654	$483	$620	$(7,294)	$1,022	$22,485

	$35,822	$(3,096)	$(8,237)	$(7,294)	$6,206	$23,401

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$612	$0	$350	$0	$102	$1,064
Written Options	(767)	0	(1,343)	0	(175)	(2,285)
Futures	10,991	0	2,241	0	(2,098)	11,134
Swap Agreements	0	(94)	0	0	(703)	(797)

	$10,836	$(94)	$1,248	$0	$(2,874)	$9,116

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,774	$0	$1,774
Purchased Options	99	0	210	(3)	228	534
Written Options	(128)	37	(38)	36	(1,019)	(1,112)
Swap Agreements	(3,569)	524	(1,066)	0	167	(3,944)

	$(3,598)	$561	$(894)	$1,807	$(624)	$(2,748)

	$7,238	$467	$354	$1,807	$(3,498)	$6,368

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	109

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)

March 31, 2018

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$66,727	$0	$66,727
Industrials	0	16,608	0	16,608
Utilities	0	19,438	0	19,438
Municipal Bonds & Notes
West Virginia	0	169	0	169
U.S. Government Agencies	0	218,058	0	218,058
U.S. Treasury Obligations	0	679,727	0	679,727
Non-Agency Mortgage-Backed Securities	0	16,422	0	16,422
Asset-Backed Securities	0	60,276	1,000	61,276
Sovereign Issues	0	113,136	0	113,136
Common Stocks
Consumer Discretionary	4,237	0	0	4,237
Energy	15,028	0	0	15,028
Financials	5,129	0	0	5,129
Health Care	594	0	0	594
Industrials	2,119	0	0	2,119
Information Technology	3,322	0	0	3,322
Materials	1,101	0	0	1,101
Utilities	97	0	0	97
Real Estate Investment Trusts
Financials	416	0	0	416
Real Estate	108,896	0	0	108,896
U.S. Treasury Obligations	0	0	0	0
Short-Term Instruments
Certificates of Deposit	0	7,698	0	7,698
Commercial Paper	0	11,639	0	11,639
Repurchase Agreements	0	199,951	0	199,951
Short-Term Notes	0	412	0	412
Argentina Treasury Bills	0	12,098	0	12,098
Greece Treasury Bills	0	4,534	0	4,534
Italy Treasury Bills	0	3,692	0	3,692
Japan Treasury Bills	0	60,359	0	60,359
Nigeria Treasury Bills	0	832	0	832
Spain Treasury Bills	0	123	0	123

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
U.K. Treasury Bills	$0	$7,856	$0	$7,856
U.S. Treasury Bills	0	1,484	0	1,484

	$140,939	$1,501,239	$1,000	$1,643,178

Investments in Affiliates, at Value
Mutual Funds	$124,445	$0	$0	$124,445
Short-Term Instruments
Central Funds Used for Cash Management Purposes	7,340	0	0	7,340

	$131,785	$0	$0	$131,785

Total Investments	$272,724	$1,501,239	$1,000	$1,774,963

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(5,645)	0	(5,645)
U.S. Treasury Obligations	0	0	0	0

	$0	$(5,645)	$0	$(5,645)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4,476	845	0	5,321
Over the counter	0	11,619	78	11,697

	$4,476	$12,464	$78	$17,018

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(7,602)	(2,027)	0	(9,629)
Over the counter	0	(11,270)	(100)	(11,370)

	$(7,602)	$(13,297)	$(100)	$(20,999)

Total Financial Derivative Instruments	$(3,126)	$(833)	$(22)	$(3,981)

Totals	$269,598	$1,494,761	$978	$1,765,337

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

110	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Notes to Financial Statements

March 31, 2018

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class A and Class C shares of the funds (each a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. The PIMCO Inflation Response Multi-Asset Fund (“IRMA Fund”) may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds (“Underlying PIMCO Funds”), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, “Acquired Funds”).

On March 23, 2018, PIMCO processed an automatic conversion of all Class D shares of the following Funds into Class A shares of the same Fund: PIMCO Real Return Limited Duration Fund, PIMCO RealEstateRealReturn Strategy Fund, and PIMCO CommoditiesPLUS® Strategy Fund. Shareholders of Class D of a Fund received Class A shares of equal value to their outstanding shares of Class D as of March 23, 2018. The conversion was tax-free and shareholders did not have to pay any sales charge, fee or other charge in connection with the conversion.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest directly or indirectly through investments in Underlying PIMCO Funds or Acquired Funds, as applicable, in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and

ANNUAL REPORT	MARCH 31, 2018	111

Notes to Financial Statements (Cont.)

the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency
Fund Name	Declared	Distributed
PIMCO Real Return Asset Fund	Daily	Monthly
PIMCO Real Return Limited Duration Fund	Daily	Monthly
PIMCO CommoditiesPLUS® Strategy Fund	Quarterly	Quarterly
PIMCO Inflation Response Multi-Asset Fund	Quarterly	Quarterly
PIMCO RealEstateRealReturn Strategy Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

If a Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05, which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

112	PIMCO REAL RETURN STRATEGY FUNDS

March 31, 2018

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non- exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may

ANNUAL REPORT	MARCH 31, 2018	113

Notes to Financial Statements (Cont.)

recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund (or, in each instance in this paragraph, as applicable, an Underlying PIMCO Fund or Acquired Fund) uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an

114	PIMCO REAL RETURN STRATEGY FUNDS

March 31, 2018

indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

ANNUAL REPORT	MARCH 31, 2018	115

Notes to Financial Statements (Cont.)

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The IRMA Fund may invest substantially all or a significant portion of its assets in Institutional Class or Class M shares of any Underlying PIMCO Funds and may also invest in other Acquired Funds. The Underlying PIMCO Funds are considered to be affiliated with the IRMA Fund. The table below shows the transactions in and earnings from investments in these Underlying PIMCO Funds or Acquired Funds for the period ended March 31, 2018 (amounts in thousands†):

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Currency Fund	$113,846	$2,985	$0	$0	$7,614	$124,445	$2,986	$0
PIMCO Short-Term Floating NAV Portfolio III	140	378,542	(371,340)	(2)	0	7,340	41	0
Totals	$113,986	$381,527	$(371,340)	$(2)	$7,614	$131,785	$3,027	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to

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their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2018 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$0	$427,826	$(22,000)	$(11)	$(150)	$405,665	$6,219	$107

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Real Return Asset Fund	$190	$184,735	$(180,600)	$1	$0	$4,326	$34	$0
PIMCO Real Return Limited Duration Fund	103	4,605	(4,300)	0	0	408	5	0
PIMCO RealEstateRealReturn Strategy Fund	26,633	413,145	(433,800)	(6)	0	5,972	46	0
PIMCO CommoditiesPLUS® Strategy Fund	663,865	1,050,946	(1,521,900)	(165)	(9)	192,737	6,446	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions  involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Exchange-Traded Funds  typically are index-based investment companies that hold substantially all of their assets in securities representing their specific index, but may also be actively-managed investment companies. Shares of ETFs trade throughout the day on an exchange and represent an investment in a portfolio of securities and other assets. As a shareholder of another investment company, a Fund would bear a pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses a Fund bears directly in connection with its own operations. Investments in ETFs entail certain risks; in particular, investments in index ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loan Participations, Assignments and Originations  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund or Funds. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the

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Notes to Financial Statements (Cont.)

terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of March 31, 2018, the Funds had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

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Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Real Estate Investment Trusts (“REITs”)  are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so the Funds that invest in REITs will bear their proportionate share of the costs of the REITs’ operations.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds at March 31, 2018 are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases,

guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

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Notes to Financial Statements (Cont.)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which a Fund sells a security that it may not own. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s

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loss on a short sale could theoretically be unlimited in cases where a Fund is unable, for whatever reason, to close out its short position.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these

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Notes to Financial Statements (Cont.)

options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Barrier Options  (“Barrier Options”) are options, which may be written or purchased, with non-standard payout structures or other features. Barrier Options are generally traded OTC. A Fund may invest in various types of Barrier Options including down-and-in, down-and-out and up-and-in options. Down-and in and up-and-in options are similar to standard options, except that the option expires worthless to the purchaser of the option if the price of the underlying instrument does, or does not reach a specific barrier price level prior to the option’s expiration date. Down-and-out options expire worthless to the purchaser of the option if the price of the underlying instrument reaches a specific barrier price level prior to the option’s expiration date.

Commodity Options  are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, a Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect a Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Funds  use a specified exchange-traded fund as the underlying instrument for the option contract. A Fund may write or purchase options to enhance returns or to hedge an existing position or future investment.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Indices  (“Index Option”) use a specified index as the underlying instrument for the option contract. The exercise for an Index Option will not include physical delivery of the underlying index but will result in a cash transfer of the amount of the difference between the settlement price of the underlying index and the strike price.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance

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with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying a Fund’s investment policies and restrictions, swap agreements are generally valued by a Fund at market value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Commodity Forward Swap Agreements  (“Commodity Forwards”) are entered into to gain or mitigate exposure to the underlying referenced commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price with respect to the number of units of the commodity. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying referenced commodity exceeds or falls short of the offsetting payment obligation, a Fund will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

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Notes to Financial Statements (Cont.)

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or

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“cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

Volatility Swap Agreements  are also known as forward volatility agreements and volatility swaps and are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. For example, a Fund may enter into a volatility swap in order to take the position that the referenced instrument’s volatility will increase over a particular period of time. If the referenced instrument’s volatility does increase over the specified time, the Fund will receive payment from its counterparty based upon the amount by which the referenced instrument’s realized volatility level exceeds a volatility level agreed upon by the parties. If the referenced instrument’s volatility does not increase over the specified time, the Fund will make a payment to the counterparty based upon the amount by which the referenced instrument’s realized volatility level falls below the volatility level agreed upon by the parties. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the referenced instrument and the strike multiplied by the notional amount. As a receiver of the realized price volatility, the Fund would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Fund would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as “variance”). This type of volatility swap is frequently referred to as a variance swap.

7. PRINCIPAL RISKS

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Inflation Response Multi-Asset Fund	PIMCO Real Return Asset Fund	PIMCO Real Return Limited Duration Fund	PIMCO RealEstateRealReturn Strategy Fund
New/Small Fund	—	X	—	X	—
Allocation	—	X	—	—	—
Acquired Fund	—	X	—	—	—
Interest Rate	X	X	X	X	X
Call	X	X	X	X	X
Credit	X	X	X	X	X
High Yield	X	—	X	X	X
High Yield and Distressed Company	—	X	—	—	—
Market	X	X	X	X	X
Issuer	X	X	X	X	X

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Notes to Financial Statements (Cont.)

Risks	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Inflation Response Multi-Asset Fund	PIMCO Real Return Asset Fund	PIMCO Real Return Limited Duration Fund	PIMCO RealEstateRealReturn Strategy Fund
Liquidity	X	X	X	X	X
Derivatives	X	X	X	X	X
Commodity	X	X	X	—
Equity		X	X	X	X
Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X
Foreign (Non-U.S.) Investment	X	X	X	X	X
Real Estate	—	X	—	—	X
Emerging Markets	X	X	X	X	X
Sovereign Debt	X	X	X	X	X
Currency	X	X	X	X	X
Leveraging	X	X	X	X	X
Issuer Non-Diversification	X	—	—	—	—
Management	X	X	X	X	X
Inflation-Indexed Security	—	—	X	—	—
Short Exposure	X	X	—	X	X
Tax	X	X	—	—	—
Subsidiary	X	X	—	—	—
Value Investing	—	X	—	—	—
Arbitrage	—	X	—	—	—
Convertible Securities	—	X	—	—	—
Small-Cap and Mid-Cap Company	—	X	—	—	—
Gold-Related	—	X	—	—	—
Exchange-Traded Fund	—	X	—	—	—

The principal risks of investing in a Fund include risks from direct investments and/or, for certain Funds that invest in Acquired Funds or Underlying PIMCO Funds, indirect exposure through investment in such Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

New/Small Fund Risk  is the risk that a new or smaller Fund’s performance may not represent how a Fund is expected to or may perform in the long term. In addition, new Funds have limited operating histories for investors to evaluate and new and smaller Funds may not attract sufficient assets to achieve investment and trading efficiencies.

Allocation Risk  is the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Acquired Fund Risk  is the risk that a Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

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High Yield and Distressed Company Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings.

Market Risk  is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. A Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with a Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and a Fund’s performance.

Commodity Risk  is the risk that investing in commodity-linked derivative instruments may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk  is the risk that a Fund’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject a Fund to liquidity and valuation risk.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

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Notes to Financial Statements (Cont.)

Currency Risk  is the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Issuer Non-Diversification Risk  is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing a Fund. There is no guarantee that the investment objective of a Fund will be achieved.

Inflation-Indexed Security Risk  is the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though a Fund will not receive the principal until maturity.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to a Fund.

Tax Risk  is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of a Fund’s taxable income or gains and distributions.

Subsidiary Risk  is the risk that, by investing in a Fund’s subsidiary, the Fund is indirectly exposed to the risks associated with the subsidiary’s investments. Fund subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a subsidiary will be achieved.

Value Investing Risk  is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Arbitrage Risk  is the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected.

Convertible Securities Risk  is the risk that arises when convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Small-Cap and Mid-Cap Company Risk  is the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources.

Gold-Related Risk  is the risk that investments tied to the price of gold may fluctuate substantially over short periods of time or be more volatile than other types of investments due to changes in inflation or inflation expectations or other economic, financial and political factors in the U.S. and foreign (non-U.S.) countries.

Exchange-Traded Fund Risk  is the risk that an exchange-traded fund may not track the performance of the index it is designed to track, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to a Fund invested in the exchange-traded fund.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the

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counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional

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Notes to Financial Statements (Cont.)

provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class P		Administrative Class		Class A		Class C
PIMCO Real Return Asset Fund	0.30%	0.25%	0.35%		0.25%	*	N/A		N/A
PIMCO Real Return Limited Duration Fund(1)	0.20%	0.20%	0.30%	~	0.20%	*	0.35%	*	0.35%	*
PIMCO RealEstateRealReturn Strategy Fund	0.49%	0.25%	0.35%		0.25%	*	0.40%		0.40%
PIMCO CommoditiesPLUS® Strategy Fund	0.49%	0.25%	0.35%		0.25%		0.45%		0.45%
PIMCO Inflation Response Multi-Asset Fund	0.44%	0.25%	0.35%		0.25%	*	0.45%		N/A

*	This particular share class has been registered with the SEC, but has not yet launched.
~	This share class was liquidated during the reporting period.
(1)	PIMCO has contractually agreed, through July 31, 2018, to reduce its Investment Advisory Fee by 0.01% of the average daily net assets of the Fund.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class C
PIMCO Real Return Limited Duration Fund	0.30%	0.25%
All other Funds	0.75%	0.25%

	Distribution and/or Servicing Fee
Administrative Class
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended

130	PIMCO REAL RETURN STRATEGY FUNDS

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March 31, 2018, the Distributor retained $8,573,595 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000 and each other committee chair receives an additional annual retainer of $4,500. Each Trustee, other than the

Trustees affiliated with PIMCO, or its affiliates, receives $775 for each Valuation Oversight Committee meeting attended. In addition, the Valuation Oversight Committee co-leads together receive an additional retainer of $11,500, which amount is divided evenly among the co-leads so that each individually receives an additional annual retainer of $5,750. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Fee Waiver Agreement, PIMCO contractually agreed to reduce its Investment Advisory Fee for the PIMCO Real Return Limited Duration Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. The total recoverable amounts to PIMCO (from the Fee Waiver Agreement and Expense Limitation Agreement combined) at March 31, 2018 were as follows (amounts in thousands†):

	Expiring Within
Fund Name	12 months	13-24 months	25-36 months	Total
PIMCO Real Return Limited Duration Fund	$78	$1	$1	$80

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(e) Acquired Fund Fees and Expenses  The Underlying PIMCO Fund expenses for the IRMA Fund are based upon an allocation of the IRMA Fund’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class and Class M shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses for the Fund will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of the IRMA Fund’s assets.

PIMCO has contractually agreed, through July 31, 2018, to waive, first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the IRMA Fund in an amount equal to the expenses attributable to the management fees of Underlying PIMCO Funds indirectly incurred by the IRMA Fund in connection with its investments in Underlying PIMCO Funds, to the extent the IRMA Fund’s management fees are greater than or equal to the management

ANNUAL REPORT	MARCH 31, 2018	131

Notes to Financial Statements (Cont.)

fees of the Underlying PIMCO Funds. The waiver is reflected on the Consolidated Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended March 31, 2018, the amount was $1,005,324

PIMCO Cayman Commodity Fund III and VII, Ltd. (each a “Commodity Subsidiary”), has entered into a separate contract with PIMCO for the management of each Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from each Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by each Commodity Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with each Commodity Subsidiary is in place. The waiver is reflected in the Consolidated Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended March 31, 2018, the amount was $7,519,219. See Note 14, Basis for Consolidation in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2018, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Fund Name	Purchases	Sales
PIMCO Real Return Asset Fund	$3,783	$111
PIMCO RealEstateRealReturn Strategy Fund	21,676	146
PIMCO CommoditiesPLUS® Strategy Fund	52,572	36
PIMCO Inflation Response Multi-Asset Fund	3,983	13,740

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2018, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Real Return Asset Fund	$656,106	$642,927	$65,457	$31,606
PIMCO Real Return Limited Duration Fund	15,381	12,968	1,566	982
PIMCO RealEstateRealReturn Strategy Fund	4,502,833	3,730,674	802,030	205,617
PIMCO CommoditiesPLUS® Strategy Fund	779,949	752,137	671,636	339,821
PIMCO Inflation Response Multi-Asset Fund	3,053,548	2,804,609	424,763	314,268

†	A zero balance may reflect actual amounts rounding to less than one thousand.

132	PIMCO REAL RETURN STRATEGY FUNDS

March 31, 2018

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Real Return Asset Fund						PIMCO Real Return Limited Duration Fund
	Year Ended 03/31/2018		Year Ended 03/31/2017				Year Ended 03/31/2018				Year Ended 03/31/2017
	Shares	Amount	Shares		Amount		Shares		Amount		Shares	Amount
Receipts for shares sold
Institutional Class	7,619	$63,634	10,820		$90,031		284		$2,778		502	$4,969
Class P	1,321	10,953	1,272		10,686		0	(b)	0	(b)	3	33
Administrative Class	0	0	0		0		0		0		0	0
Class D	0	0	2,906	(a)	24,341	(a)	11	(b)	110	(b)	27	255
Class A	0	0	0		0		0		0		0	0
Class C	0	0	0		0		0		0		0	0
Issued as reinvestment of distributions
Institutional Class	841	7,005	1,038		8,820		20		193		10	95
Class P	39	328	22		186		0	(b)	1	(b)	0	0
Administrative Class	0	0	0		0		0		0		0	0
Class D	0	0	10	(a)	79	(a)	0	(b)	3	(b)	0	1
Class A	0	0	0		0		0		0		0	0
Class C	0	0	0		0		0		0		0	0
Cost of shares redeemed
Institutional Class	(10,250)	(85,254)	(169,826)		(1,436,845)		(78)		(762)		0	(1)
Class P	(1,183)	(9,850)	(323)		(2,696)		(4	)(b)	(43	)(b)	0	0
Administrative Class	0	0	0		0		0		0		0	0
Class D	0	0	(3,158	)(a)	(26,086	)(a)	(37	)(b)	(362	)(b)	(2)	(15)
Class A	0	0	0		0		0		0		0	0
Class C	0	0	0		0		0		0		0	0
Net increase (decrease) resulting from Fund share transactions	(1,613)	$(13,184)	(157,239)		$(1,331,484)		196		$1,918		540	$5,337

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Notes to Financial Statements (Cont.)

	PIMCO RealEstateRealReturn Strategy Fund						PIMCO CommoditiesPLUS® Strategy Fund
	Year Ended 03/31/2018				Year Ended 03/31/2017		Year Ended 03/31/2018				Year Ended 03/31/2017
	Shares		Amount		Shares	Amount	Shares		Amount		Shares	Amount
Receipts for shares sold
Institutional Class	123,860		$1,008,643		37,209	$304,402	169,313		$1,025,450		124,577	$738,204
Class P	1,828		14,722		5,004	40,668	52,593		331,017		8,556	52,284
Administrative Class	0		0		0	0	177		1,066		1,203	7,145
Class D	2,863		21,440		10,838	82,345	18,233		112,459		21,835	135,950
Class A	15,956	(c)	110,189	(c)	9,079	68,555	18,540	(d)	117,089	(d)	3,394	20,791
Class C	327		2,135		2,208	14,433	1,107		6,381		442	2,581
Issued as reinvestment of distributions
Institutional Class	2,179		18,226		1,224	9,958	51,792		301,796		1,773	10,787
Class P	75		614		95	760	2,728		15,811		98	592
Administrative Class	0		0		0	0	143		827		5	27
Class D	167		1,273		216	1,604	3,476		19,406		88	534
Class A	184		1,392		240	1,778	490		2,801		8	45
Class C	73		483		49	308	189		1,052		0	0
Cost of shares redeemed
Institutional Class	(26,549)		(217,277)		(32,023)	(261,347)	(103,178)		(629,260)		(179,904)	(1,088,016)
Class P	(4,757)		(38,235)		(6,390)	(50,633)	(13,856)		(83,255)		(16,375)	(98,694)
Administrative Class	0		0		0	0	(731)		(4,556)		(1,117)	(6,549)
Class D	(24,356	)(c)	(172,731	)(c)	(14,862)	(110,448)	(58,062	)(d)	(333,397	)(d)	(11,657)	(69,325)
Class A	(14,232)		(106,141)		(14,760)	(109,726)	(4,385)		(25,859)		(2,782)	(16,795)
Class C	(6,157)		(39,906)		(12,247)	(79,319)	(911)		(5,296)		(583)	(3,398)
Net increase (decrease) resulting from Fund share transactions	71,461		$604,827		(14,120)	$(86,662)	137,658		$853,532		(50,439)	$(313,837)

134	PIMCO REAL RETURN STRATEGY FUNDS

March 31, 2018

PIMCO Inflation Response Multi-Asset Fund
Year Ended 03/31/2018				Year Ended 03/31/2017
Shares		Amount		Shares		Amount

28,835		$252,160		18,849		$162,482
927		8,096		973		8,267
0		0		0		0
0		0		754	(a)	6,463	(a)
220		1,908		280		2,391
29	(e)	237	(e)	186		1,565

6,561		57,172		1,491		12,830
58		502		9		80
0		0		0		0
0		0		0	(a)	0	(a)
55		472		9		76
2	(e)	17	(e)	1		11

(24,320)		(211,408)		(16,643)		(141,571)
(411)		(3,579)		(295)		(2,531)
0		0		0		0
0		0		(1,724	)(a)	(14,694	)(a)
(302)		(2,623)		(372)		(3,182)
(268	)(e)	(2,262	)(e)	(152)		(1,277)
11,386		$100,692		3,366		$30,910

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Class D Shares liquidated at the close of business on January 13, 2017.
(b)	Class D and Class P Shares liquidated at the close of business on January 31, 2018.
(c)	On March 23, 2018, 12,294 Class D shares in the amount of $83,422 converted into Class A shares of the Fund.
(d)	On March 23, 2018, 15,525 Class D shares in the amount of $99,014 converted into Class A shares of the Fund.
(e)	Class C Shares liquidated at the close of business on July 28, 2017.

The following table discloses the number of shareholders that own 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, for the period ended March 31, 2018. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares
	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties
PIMCO Real Return Asset Fund	0	1	0%	32%
PIMCO Real Return Limited Duration Fund	0	2	0%	48%
PIMCO RealEstateRealReturn Strategy Fund	0	2	0%	69%
PIMCO CommoditiesPLUS® Strategy Fund	0	2	0%	44%
PIMCO Inflation Response Multi-Asset Fund	1	0	43%	0%

14. BASIS FOR CONSOLIDATION

Each Commodity Subsidiary, Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO CommoditiesPLUS® Strategy Fund and PIMCO Inflation Response Multi-Asset Fund (“Consolidated Funds”), respectively, in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Commodity Subsidiary. The consolidated financial statements include the accounts of the Consolidated Funds and their respective Commodity Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Consolidated Funds and their respective Commodity Subsidiary, comprising the entire

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Notes to Financial Statements (Cont.)

issued share capital of the Commodity Subsidiary, with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Commodity Subsidiary, shares issued by each Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Commodity Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of period end of each Commodity Subsidiary to its respective Consolidated Fund (amounts in thousands†).

	PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Inflation Response Multi-Asset Fund
	PIMCO Cayman Commodity Fund III, Ltd.	PIMCO Cayman Commodity Fund VII, Ltd.
Date of Incorporation	04/14/2010	08/01/2011
Subscription Agreement	05/07/2010	08/31/2011
Consolidated Fund Net Assets	$3,480,691	$1,165,616
Subsidiary % of Fund Net Assets	25.7%	22.8%
Subsidiary Financial Statement Information
Total assets	$1,382,178	$276,542
Total liabilities	488,803	10,392
Net assets	$893,375	$266,150
Total income	11,264	4,143
Net investment income (loss)	5,089	2,091
Net realized gain (loss)	393,079	36,642
Net change in unrealized appreciation (depreciation)	62,753	6,668
Increase (decrease) in net assets resulting from operations	$460,921	$45,401

†	A zero balance may reflect actual amounts rounding to less than one thousand.

15. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2018, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Funds may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

The Fund may also gain exposure indirectly to commodity markets by investing in the Commodity Subsidiary, which invests primarily in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and/or other fixed income instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings

136	PIMCO REAL RETURN STRATEGY FUNDS

March 31, 2018

in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, each Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in the Commodity Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. In addition, the IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a

Fund’s investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

The IRS recently issued proposed regulations that, if finalized, would generally treat a Fund’s income inclusion with respect to the Commodity Subsidiary as qualifying income only if there is a distribution out of the earnings and profits of the Commodity Subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for Federal income tax purposes.

As of March 31, 2018, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)
PIMCO Real Return Asset Fund	$0	$0	$(4,188)	$(1)	$(88,601)	$0	$0
PIMCO Real Return Limited Duration Fund	0	0	(93)	0	(45)	0	(26)
PIMCO RealEstateRealReturn Strategy Fund	0	0	(47,899)	0	(52,052)	0	(43,136)
PIMCO CommoditiesPLUS® Strategy Fund	492,072	0	9,267	(21)	(100,119)	0	0
PIMCO Inflation Response Multi-Asset Fund	54,782	0	(16,605)	0	(45,464)	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, treasury inflation protected securities (TIPS), sale/buyback transactions, partnerships, straddle loss deferrals, and Lehman securities.

(3)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for organizational costs and distributions payable at fiscal year-end.

(4)	Capital losses available to offset future net capital gains expire in varying amounts as shown below.
(5)	Capital losses realized during the period November 1, 2017 through March 31, 2018 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2017 through March 31, 2018 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2018, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†)(7):

	Short-Term	Long-Term
PIMCO Real Return Asset Fund	$58,249	$30,352
PIMCO Real Return Limited Duration Fund	31	14
PIMCO RealEstateRealReturn Strategy Fund	45,808	6,244
PIMCO CommoditiesPLUS® Strategy Fund	68,037	32,082
PIMCO Inflation Response Multi-Asset Fund*	25,653	19,811

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)	*Portion of amount represents realized loss and recognized built-in loss under IRC 382-383, which is carried forward to future years to offset future realized gain subject to certain limitations.

ANNUAL REPORT	MARCH 31, 2018	137

Notes to Financial Statements (Cont.)

March 31, 2018

As of March 31, 2018, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(8)
PIMCO Real Return Asset Fund	$464,700	$8,498	$(12,771)	$(4,273)
PIMCO Real Return Limited Duration Fund	13,308	95	(189)	(94)
PIMCO RealEstateRealReturn Strategy Fund	3,283,339	72,968	(121,472)	(48,504)
PIMCO CommoditiesPLUS® Strategy Fund	4,110,584	118,518	(109,517)	9,001
PIMCO Inflation Response Multi-Asset Fund	1,794,261	84,064	(100,916)	(16,852)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) on investments are attributable to open wash sale loss deferrals, straddle loss deferrals, treasury inflation protected securities (TIPS), partnerships, unrealized gain or loss on certain futures, options and forward contracts, realized and unrealized gain (loss) swap contracts, sale/buyback transactions, and Lehman Securities.

For the fiscal years ended March 31, 2018 and March 31, 2017, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	March 31, 2018			March 31, 2017
	Ordinary Income Distributions(9)	Long-Term Capital Gain Distributions	Return of Capital(10)	Ordinary Income Distributions(9)	Long-Term Capital Gain Distributions	Return of Capital(10)
PIMCO Real Return Asset Fund	$4,886	$0	$2,457	$9,099	$0	$0
PIMCO Real Return Limited Duration Fund	167	0	30	96	0	0
PIMCO RealEstateRealReturn Strategy Fund	22,501	0	0	15,003	0	0
PIMCO CommoditiesPLUS® Strategy Fund	366,571	0	0	13,006	0	0
PIMCO Inflation Response Multi-Asset Fund	58,201	0	0	13,001	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(9)	Includes short-term capital gains distributed, if any.
(10)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

17. SUBSEQUENT EVENTS

On February 13, 2018, the Board approved a proposal to change the name of Class P for all Funds of the Trust that offer such class to I-2. The name change occurred on April 27, 2018.

On May 15, 2018, the Board approved a proposal to change the name of the PIMCO Real Return Asset Fund to PIMCO Long-Term Real Return Fund. The name change is expected to be effective on July 30, 2018. In addition, the Board approved the liquidation of the PIMCO Real Return Limited Duration Fund. The liquidation of the Fund is expected to occur on July 30, 2018.

There were no other subsequent events identified that require recognition or disclosure.

138	PIMCO REAL RETURN STRATEGY FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO Real Return Asset Fund, PIMCO Real Return Limited Duration Fund, PIMCO RealEstateRealReturn Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund and PIMCO Inflation Response Multi-Asset Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PIMCO Real Return Asset Fund, PIMCO Real Return Limited Duration Fund, PIMCO RealEstateRealReturn Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund and PIMCO Inflation Response Multi-Asset Fund (five of the funds constituting PIMCO Funds, hereafter collectively referred to as the “Funds”) as of March 31, 2018, the related statements of operations for the year ended March 31, 2018, the statements of changes in net assets for each of the two years in the period ended March 31, 2018, and for PIMCO Real Return Asset Fund, PIMCO Real Return Limited Duration Fund, PIMCO RealEstateRealReturn Strategy Fund and PIMCO Inflation Response Multi-Asset Fund the statements of cash flows for the year ended March 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2018, for PIMCO Real Return Asset Fund, PIMCO Real Return Limited Duration Fund, PIMCO RealEstateRealReturn Strategy Fund and PIMCO Inflation Response Multi-Asset Fund, the results of each of their cash flows for the year then ended and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

As discussed in Note 17 to the financial statements, the Board of Trustees approved a plan of liquidation for PIMCO Real Return Limited Duration Fund on July 30, 2018.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 24, 2018

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

ANNUAL REPORT	MARCH 31, 2018	139

Glossary: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.
BCY	Barclays Capital, Inc.	FICC	Fixed Income Clearing Corporation	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BOM	Bank of Montreal	GRE	RBS Securities, Inc.	NOM	Nomura Securities International Inc.
BOS	Banc of America Securities LLC	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	RCY	Royal Bank of Canada
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank
BSN	Bank of Nova Scotia	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale
CBK	Citibank N.A.	JPS	JP Morgan Securities, Inc.	SSB	State Street Bank and Trust Co.
CIB	Canadian Imperial Bank of Commerce	MAC	Macquarie Bank Limited	TDM	TD Securities (USA) LLC
DBL	Deutsche Bank AG London	MBC	HSBC Bank Plc	TOR	Toronto Dominion Bank
DEU	Deutsche Bank Securities, Inc.	MEI	Merrill Lynch International	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A	UBS	UBS Securities LLC
FAR	Wells Fargo Bank National Association

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	NZD	New Zealand Dollar
AUD	Australian Dollar	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
BRL	Brazilian Real	HUF	Hungarian Forint	PHP	Philippine Peso
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
CHF	Swiss Franc	ILS	Israeli Shekel	RUB	Russian Ruble
CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	THB	Thai Baht
COP	Colombian Peso	KRW	South Korean Won	TRY	Turkish New Lira
CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
EUR	Euro	NGN	Nigerian Naira	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	FTSE	Financial Times Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	ICE	IntercontinentalExchange®	OTC	Over the Counter
EUREX	Eurex Exchange	KCBT	Kansas City Board of Trade

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	LLS	Light Louisiana Sweet Crude
AMZX	Alerian MLP Total Return Index	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	MEHMID	Custom Commodity Forward Index
BADLARPP	Argentina Badlar Floating Rate Notes	DWRTFT	Dow Jones Wilshire REIT Total Return Index	MEHCL	Custom Commodity Forward Index
BCOMERF	Bloomberg Commodity Index	EUR003M	3 Month EUR Swap Rate	MIDWTICAL	WTI Midland (Argus) Index
BCOMF1T	Bloomberg Commodity Index 1-Month Forward Total Return	EUR006M	6 Month EUR Swap Rate	MQCP563E	Macquarie MQCP563E Custom Commodity Index
BCOMF2	Bloomberg Commodity Index 2 Months Forward	EUR5050	European 50/50 Refining Margin	NAPGASFO	Naphtha Fuel Oil Spread
BCOMF3	Bloomberg Commodity Index 3 Months Forward	EURMARGIN	European Refined Margin	OPIS	Oil Price Information Service
BCOMGC	Bloomberg Gold Sub-Index	EUROBOBCO	Margin Eurobob Gasoline vs. Brent	PIMCODB	Custom Commodity Basket
BCOMSK	Bloomberg Commodity Index	EURSIMP	Weighted Basket of Refined Products	PLATGOLD	Platinum-Gold Spread
BCOMTR	Bloomberg Commodity Index Total Return	FRCPXTOB	France Consumer Price ex-Tobacco Index	S&P 500	Standard & Poor’s 500 Index
BP0003M	3 Month GBP-LIBOR	GOLDLNPM	London Gold Market Fixing Ltd. PM	SLVRLND	London Silver Market Fixing Ltd.
BRENT	Brent Crude	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SPGCIAP	S&P GSCI Aluminum ER
BRTDUBAI	Brent-Dubai Spread Calendar Swap	HSFOCO	High Sulfur Fuel Oil-Brent Spread Calendar Swap	SPGCICP	S&P Goldman Sachs Commodity Copper Excess Return Index
CIXBXMB	Custom Commodity Index	HSFOEW	High Sulfur Fuel Oil-East West Fuel Oil Spread Swap	SPGCINP	S&P GSCI Industrial Metals ER
CDX.HY	Credit Derivatives Index - High Yield	JETBRENT	Jet Brent Crack Swaps	UKRPI	United Kingdom Retail Prices Index
CDX.IG	Credit Derivatives Index - Investment Grade	JMABCTNE	J.P. Morgan Custom Commodity Index	ULSD	Ultra-Low Sulfur Diesel
CMBX	Commercial Mortgage-Backed Index	JMABDEWE	J.P. Morgan Custom Commodity Index	US0001M	1 Month USD Swap Rate
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JMABFNJ1	J.P. Morgan Custom Commodity Index	US0003M	3 Month USD Swap Rate
COCL	ICE BofAML Large Cap Contingent Capital Index	JMABNIC	J.P. Morgan Custom Commodity Index	US0006M	6 Month USD Swap Rate
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	LIBOR01M	1 Month USD-LIBOR	US0012M	12 Month USD Swap Rate
CPTFEMU	Eurozone HICP ex-Tobacco Index	LIBOR03M	3 Month USD-LIBOR	WCS	Western Canadian Select

140	PIMCO REAL RETURN STRATEGY FUNDS

(Unaudited)

Other Abbreviations:
ABS	Asset-Backed Security	ESM	European Stability Mechanism	oz.	Ounce
				RBOB	Reformulated Blendstock for Oxygenate Blending
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	RMBS	Residential Mortgage-Backed Security
BTP	Buoni del Tesoro Poliennali	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
CDO	Collateralized Debt Obligation	MSCI	Morgan Stanley Capital International	TELBOR	Tel Aviv Inter-Bank Offered Rate
CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
D&I	Down and In Barrier Option	OAT	Obligations Assimilables du Trésor	WTI	West Texas Intermediate
DAC	Designated Activity Company	OIS	Overnight Index Swap	YOY	Year-Over-Year
EONIA	Euro OverNight Index Average

ANNUAL REPORT	MARCH 31, 2018	141

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction.   Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Funds’ dividend distribution that qualifies under tax law. The percentage of the following Funds’ Fiscal 2018 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below:

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2018 was designated as ‘qualified dividend income’ as defined in the Act subject to reduced tax rates in 2018:

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction%	Qualified Dividend Income%	Qualified Interest Income (000s† )	Qualified Short-Term Capital Gain (000s†)
PIMCO Real Return Asset Fund	0.00%	0.00%	$4,885	$0
PIMCO Real Return Limited Duration Fund	0.00%	0.00%	167	0
PIMCO RealEstateRealReturn Strategy Fund	0.00%	0.00%	22,500	0
PIMCO CommoditiesPLUS® Strategy Fund	0.00%	0.00%	25,623	0
PIMCO Inflation Response Multi-Asset Fund	0.00%	0.00%	58,200	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2019, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2018.

142	PIMCO REAL RETURN STRATEGY FUNDS

Management of the Trust

(Unaudited)

The charts below identify the Trustees and executive officers of the Trust. Unless otherwise indicated, the address of all persons below is 650 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call PIMCO at (888) 87-PIMCO or visit the Funds’ website at www.pimco.com.

Name, Year of Birth and Position Held with Trust*	Term of Office and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Public Company and Investment Company Directorships Held by Trustee During the Past 5 Years

Interested Trustees[1]

Brent R. Harris (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO. Formerly, member of Executive Committee, PIMCO.	162	Chairman and Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors, Investment Company Institute.

Peter G. Strelow (1970) Trustee	05/2017 to present	Managing Director and Co-Chief Operating Officer, PIMCO. Formerly, Chief Administrative Officer, PIMCO.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

Independent Trustees

George E. Borst (1948) Trustee	04/2015 to present	Executive Advisor, McKinsey & Company (since 10/14); Formerly, Executive Advisor, Toyota Financial Services (10/13-12/14); and CEO, Toyota Financial Services (1/01-9/13).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, MarineMax Inc.

Jennifer Holden Dunbar (1963) Trustee	04/2015 to present	Managing Director, Dunbar Partners, LLC (business consulting and investments). Formerly, Partner, Leonard Green & Partners, L.P.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT; Director, PS Business Parks; Director, Big 5 Sporting Goods Corporation.

Kym M. Hubbard (1957) Trustee	02/2017 to present	Formerly, Global Head of Investments, Chief Investment Officer and Treasurer, Ernst & Young.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, State Auto Financial Corporation.

Gary F. Kennedy (1955) Trustee	04/2015 to present	Formerly, Senior Vice President, General Counsel and Chief Compliance Officer, American Airlines and AMR Corporation (now American Airlines Group) (1/03-1/14).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

Peter B. McCarthy (1950) Trustee	04/2015 to present	Formerly, Assistant Secretary and Chief Financial Officer, United States Department of Treasury; Deputy Managing Director, Institute of International Finance.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Ronald C. Parker (1951) Lead Independent Trustee	07/2009 to present Lead Independent Trustee - 02/2017 to present	Director of Roseburg Forest Products Company. Formerly, Chairman of the Board, The Ford Family Foundation; and President, Chief Executive Officer, Hampton Affiliates (forestry products).	162	Lead Independent Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Trustee, PIMCO Equity Series and PIMCO Equity Series VIT.

*	Unless otherwise noted, the information for the individuals listed is as of March 31, 2018.
[1]	Mr. Harris and Mr. Strelow are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.
†	Trustees serve until their successors are duly elected and qualified.

ANNUAL REPORT	MARCH 31, 2018	143

Management of the Trust (Cont.)

Executive Officers

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*

Peter G. Strelow (1970) President	01/2015 to present Senior Vice President 11/2013 to 01/2015 Vice President 05/2008 to 11/2013	Managing Director and Co-Chief Operating Officer, PIMCO. President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Chief Administrative Officer, PIMCO.

David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Chief Legal Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management of America L.P.

Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Managing Director and Chief Compliance Officer, PIMCO. Chief Compliance Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Brent R. Harris (1959) Senior Vice President	01/2015 to present President 03/2009 to 01/2015	Managing Director, PIMCO. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, member of Executive Committee, PIMCO.

Joshua D. Ratner (1976)** Vice President - Senior Counsel, Secretary	11/2013 to present Assistant Secretary 10/2007 to 01/2011	Executive Vice President and Deputy General Counsel, PIMCO. Chief Legal Officer, PIMCO Investments LLC. Vice President - Senior Counsel, Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Vice President, Secretary and Chief Legal Officer, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Ryan G. Leshaw (1980) Assistant Secretary	05/2012 to present	Senior Vice President and Senior Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Associate, Willkie Farr & Gallagher LLP.

Wu-Kwan Kit (1981) Assistant Secretary	08/2017 to present	Vice President and Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Assistant General Counsel, VanEck Associates Corp.

Stacie D. Anctil (1969) Vice President	05/2015 to present Assistant Treasurer 11/2003 to 05/2015	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

William G. Galipeau (1974) Vice President	11/2013 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Eric D. Johnson (1970)** Vice President	05/2011 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Bijal Y. Parikh (1978) Vice President	02/2017 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Greggory S. Wolf (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Trent W. Walker (1974) Treasurer	11/2013 to present Assistant Treasurer 05/2007 to 11/2013	Executive Vice President, PIMCO. Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Executive Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Colleen D. Miller (1980)** Assistant Treasurer	02/2017 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Vice President Cohen & Steers Capital Management.

Christopher M. Morin (1980) Assistant Treasurer	08/2016 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

144	PIMCO REAL RETURN STRATEGY FUNDS

(Unaudited)

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*

Jason J. Nagler (1982)** Assistant Treasurer	05/2015 to present	Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Head of Mutual Fund Reporting, GMO and Assistant Treasurer, GMO Trust and GMO Series Trust Funds.

*

The term “PIMCO-Sponsored Closed-End Funds” as used herein includes: PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund Inc., PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO Dynamic Credit and Mortgage Income Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II and PIMCO Strategic Income Fund, Inc.; the term “PIMCO-Sponsored Interval Funds” as used herein includes: PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund.

**	The address of these officers is Pacific Investment Management Company LLC, 1633 Broadway, New York, New York 10019.

ANNUAL REPORT	MARCH 31, 2018	145

Privacy Policy1

The Funds2,3 consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ non-public personal information. The Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

OBTAINING PERSONAL INFORMATION

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers or sub-advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial advisor or consultant, and/or from information captured on applicable websites.

RESPECTING YOUR PRIVACY

As a matter of policy, the Funds do not disclose any non-public personal information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds or their affiliates may also retain non-affiliated companies to market Fund shares or products which use Fund shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm and/or financial advisor or consultant.

SHARING INFORMATION WITH THIRD PARTIES

The Funds reserve the right to disclose or report personal or account information to non-affiliated third parties in limited circumstances where the Funds believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect their rights or property, or upon reasonable request by any fund advised by PIMCO in which a shareholder has invested. In addition, the Funds may disclose information about a shareholder or a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

SHARING INFORMATION WITH AFFILIATES

The Funds may share shareholder information with their affiliates in connection with servicing shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, distributors or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds may share may include, for example, a shareholder’s participation in the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transactions with a shareholder, information captured on applicable websites, or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

PROCEDURES TO SAFEGUARD PRIVATE INFORMATION

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

INFORMATION COLLECTED FROM WEBSITES

Websites maintained by the Funds or their service providers may use a variety of technologies to collect information that help the Funds and their service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. In addition, the Funds or their Service Affiliates may use third parties to place advertisements for the Funds on other websites, including banner advertisements. Such third parties may collect anonymous information through the use of cookies or action tags (such as web beacons). The information these third parties collect is generally limited to technical and web navigation information, such as your IP address, web pages visited and browser type, and does not include personally identifiable information such as name, address, phone number or email address. If you are a registered user of the Funds’ website, the Funds or their service providers or third party firms

146	PIMCO REAL RETURN STRATEGY FUNDS

(Unaudited)

engaged by the Funds or their service providers may collect or share information submitted by you, which may include personally identifiable information. This information can be useful to the Funds when assessing and offering services and website features. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. The Funds do not look for web browser “do not track” requests.

CHANGES TO THE PRIVACY POLICY

From time to time, the Funds may update or revise this privacy policy. If there are changes to the terms of this privacy policy, documents containing the revised policy on the relevant website will be updated.

1 Amended as of February 14, 2017.

2 PIMCO Investments LLC (“PI”) serves as the Funds’ distributor. This Privacy Policy applies to the activities of PI to the extent that PI regularly effects or engages in transactions with or for a Fund shareholder who is the record owner of such shares. For purposes of this Privacy Policy, references to “the Funds” shall include PI when acting in this capacity.

3 When distributing this Policy, a Fund may combine the distribution with any similar distribution of its investment adviser’s privacy policy. The distributed, combined policy may be written in the first person (i.e., by using “we” instead of “the Funds”).

ANNUAL REPORT	MARCH 31, 2018	147

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, Class P, Administrative Class

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

DST Asset Manager Solutions, Inc.

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF3006AR_033118

PIMCO Funds

Annual Report

March 31, 2018

Short Duration Strategy Funds

PIMCO Government Money Market Fund

PIMCO Low Duration Fund II

PIMCO Low Duration ESG Fund

PIMCO Short Asset Investment Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Following is the PIMCO Funds Annual Report, which covers the 12-month reporting period ended March 31, 2018. On the subsequent pages you will find specific details regarding investment results and a discussion of factors that most affected performance over the reporting period.

For the 12-month reporting period ended March 31, 2018

The U.S. economy continued to expand during the reporting period. Looking back, U.S. gross domestic product (GDP) expanded at an annual pace of 3.1%, 3.2% and 2.9% during the second, third and fourth quarters of 2017, respectively. The Commerce Department’s initial reading — released after the reporting period had ended — showed that first quarter 2018 GDP grew at an annual pace of 2.3%.

The Federal Reserve (Fed) continued to normalize monetary policy during the reporting period. After raising interest rates in March and June 2017, the Fed again raised rates in December, moving the federal funds rate up to a range between 1.25% and 1.50%. In addition, in October 2017, the Fed started to reduce its balance sheet. Finally, at its March 2018 meeting, the Fed again increased rates to a range between 1.50% and 1.75%. The Fed also indicated that it expected to make two additional rate hikes in 2018, although this will be data-dependent.

Economic activity outside the U.S. also accelerated during the reporting period. Regardless, the European Central Bank (ECB) and Bank of Japan maintained their highly accommodative monetary policies. Other central banks took a more hawkish stance. In November 2017, the Bank of England instituted its first rate hike since 2007, and the Bank of Canada raised rates twice during the reporting period. Meanwhile, the ECB indicated that it may pare back its quantitative easing program in 2018.

The U.S. Treasury yield curve flattened during the reporting period, as short-term rates moved up more than their longer-term counterparts. The increase in rates at the short end of the yield curve was mostly due to Fed interest rate hikes. The yield on the benchmark 10-year U.S. Treasury note was 2.74% at the end of the reporting period, up from 2.40% on March 31, 2017. U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 0.43% over the 12 months ended March 31, 2018. Meanwhile the Bloomberg Barclays U.S. Aggregate Bond Index, a widely used index of U.S. investment grade bonds, returned 1.20% over the period. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, outperformed the broad U.S. market. While there were periods of volatility, they performed well given overall solid investor demand. The ICE BofAML U.S. High Yield Index returned 3.69% over the reporting period, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 3.34% over the reporting period. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 12.99% over the reporting period.

Global equities generally rose over the first 10 months of the period. This rally was driven by a number of factors, including improving global growth, corporate profits that often exceeded expectations and, in the U.S., optimism surrounding the passage of a tax reform bill in December 2017. However, a portion of those gains were given back during the final two months of the period. This was partially due to concerns over less accommodative central bank policies and fears of a trade war. All told, U.S. equities, as represented by the S&P 500 Index, returned 13.99% over the reporting period. Emerging market equities, as measured by the MSCI Emerging Markets Index, returned 24.93% over the period, whereas global equities, as represented by the MSCI World Index, returned 13.59%. Elsewhere, Japanese equities, as represented by the Nikkei 225 Index, returned 15.50% over the reporting period and European equities, as represented by the MSCI Europe Index, returned -0.43%.

Commodity prices fluctuated but generally moved higher during the 12 months ended March 31, 2018. When the reporting period began, crude oil was approximately $51 a barrel. By the end of the period it was roughly $65 a

2	PIMCO SHORT DURATION STRATEGY FUNDS

barrel. This ascent was driven in part by planned and observed production cuts by OPEC and the collapse in Venezuelan oil production, as well as good global growth maintaining demand. Elsewhere, gold and copper prices also moved higher over the reporting period.

Finally, during the reporting period, there were periods of volatility in the foreign exchange markets, possibly due, at least in part, to signs of improving global growth, decoupling central bank policies, and a number of geopolitical events. The U.S. dollar generally weakened against other major currencies over the reporting period. For example, the U.S. dollar fell 15.05%, 12.16% and 4.55% versus the euro, British pound and Japanese yen, respectively, during the 12 months ended March 31, 2018.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO. We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds May 24, 2018

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2018	3

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Government Money Market Fund, PIMCO Low Duration Fund II, PIMCO Low Duration ESG Fund and PIMCO Short Asset Investment Fund (each a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal Risks in the Notes to Financial Statements.

The PIMCO Government Money Market Fund operates as a “government money market fund” as defined in Rule 2a-7 under the Investment Company Act of 1940. Government money market funds are permitted to transact fund shares at a NAV calculated using the amortized cost valuation method.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. (These charges do not apply to the PIMCO Government Money Market Fund.) The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class M, Class P, Administrative Class, Class A and Class C shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class M, Class P and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. Each Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods.

4	PIMCO SHORT DURATION STRATEGY FUNDS

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class M	Class P*	Administrative Class	Class A**	Class C	Diversification Status
PIMCO Government Money Market Fund	01/27/09	05/13/16	01/27/09	05/14/09	05/13/16	05/14/09	05/14/09	Diversified
PIMCO Low Duration Fund II	10/31/91	10/31/91	—	—	02/02/98	—	—	Diversified
PIMCO Low Duration ESG Fund	12/31/96	12/31/96	—	11/19/10	03/19/99	—	—	Diversified
PIMCO Short Asset Investment Fund	05/31/12	05/31/12	12/21/15	05/31/12	05/31/12	05/31/12	—	Diversified

* See the Subsequent Events Note in the Notes to Financial Statements for information regarding the name of Class P.

** Effective March 23, 2018, Class D shares were automatically converted into Class A shares of the same Fund.

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ANNUAL REPORT	MARCH 31, 2018	5

PIMCO Government Money Market Fund

Institutional Class - PGYXX	Administrative Class - PGOXX
Class M - PGFXX	Class A - AMAXX
Class P - PGPXX	Class C - AMGXX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown as of 03/31/2018†§

Repurchase Agreements	88.2%
U.S. Treasury Bills	11.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended March 31, 2018
	7-Day Yield	30-Day Yield	1 Year	5 Years	Fund Inception (01/27/09)
PIMCO Government Money Market Fund Institutional Class	1.71%	1.50%	1.03%	0.30%	0.21%
PIMCO Government Money Market Fund Class M	1.70%	1.50%	1.02%	0.30%	0.20%
PIMCO Government Money Market Fund Class P	1.60%	1.40%	0.92%	0.25%	0.17%
PIMCO Government Money Market Fund Administrative Class	1.71%	1.50%	1.03%	0.30%	0.20%
PIMCO Government Money Market Fund Class A	1.55%	1.34%	0.87%	0.23%	0.15%
PIMCO Government Money Market Fund Class C	1.55%	1.34%	0.87%	0.23%	0.15%
FTSE 3-Month Treasury Bill Index±			1.07%	0.31%	0.22%♦
Lipper Institutional U.S. Government Money Markets Funds Average			0.71%	0.19%	0.13%♦

All Fund returns are net of fees and expenses.

± As of November 2017, Citi’s fixed income indices are being rebranded in connection with the London Stock Exchange Group’s acquisition of the Citi fixed income index business. On or before July 31, 2018, “Citi” will be replaced in the indices’ names with “FTSE”. This change does not impact the manner in which the indices are constructed.

♦ Average annual total return since 01/31/2009.

Money market funds are not insured or guaranteed by FDIC or any other government agency and although such funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. If there is a material difference between the quoted total return and the quoted current yield, the yield quotation more closely reflects the current earnings of the portfolio than the total return quotation. Yields are computed by SEC-prescribed calculations and are subject to change.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Institutional Class, Class P, Administrative Class, Class A, Class C, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Class M shares. The prior Class M performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Institutional Class, Class P, Administrative Class, Class A, Class C, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end were 0.19% for Institutional Class shares, 0.19% for Class M shares, 0.29% for Class P shares, 0.19% for Administrative Class shares, 0.34% for Class A shares, and 0.34% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Government Money Market Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. government securities. The Fund invests 100% of its total assets in (i) cash, (ii) U.S. government securities, such as U.S. Treasury bills, notes, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government (including its agencies and instrumentalities), and (iii) repurchase agreements that are collateralized fully by such U.S. government securities or cash. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	The Fund had greater exposure to high quality and short-maturity assets during the reporting period.

»	The Fund’s weighted average maturity remained low over the reporting period, reducing its sensitivity to interest rate changes.

»	The Fund maintained its high level of collateralized repurchase agreement holdings to maintain a stable net asset value and liquidity profile.

6	PIMCO SHORT DURATION STRATEGY FUNDS

PIMCO Low Duration Fund II

Institutional Class - PLDTX	Administrative Class - PDFAX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

Short-Term Instruments‡	32.7%
Corporate Bonds & Notes	30.2%
U.S. Government Agencies	22.2%
Asset-Backed Securities	10.2%
Non-Agency Mortgage-Backed Securities	4.7%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (10/31/91)
PIMCO Low Duration Fund II Institutional Class	0.72%	0.82%	2.21%	4.26%
PIMCO Low Duration Fund II Administrative Class	0.46%	0.57%	1.95%	4.00%
ICE BofAML 1-3 Year U.S. Treasury Index±	0.03%	0.51%	1.13%	3.73%
Lipper Short Investment Grade Debt Funds Average	0.85%	0.93%	2.00%	3.97%

All Fund returns are net of fees and expenses.

± The Bank of America Merrill Lynch Global Research fixed income index platform was acquired by the Intercontinental Exchange in October 2017 and renamed to ICE BofAML. This change does not impact the manner in which the indices are constructed.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end, were 0.54% for Institutional Class shares, and 0.79% for Administrative Class shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Low Duration Fund II seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest only in investment grade U.S. dollar-denominated securities of U.S. issuers that are rated A or higher by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Ratings Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	An underweight to U.S. front-end duration contributed to relative performance, as front-end interest rates rose.

»	Exposure to investment grade corporate securities contributed to performance, as these securities generally posted positive total returns.

»	Holdings of securitized debt contributed to performance, as these securities generally posted positive total returns.

»	Exposure to municipal securities contributed to performance, as these securities generally posted positive total returns.

»

Exposure to U.S. Treasury Inflation-Protected Securities detracted from performance mainly during the first half of the reporting period, as these securities posted negative total returns during this time period.

ANNUAL REPORT	MARCH 31, 2018	7

PIMCO Low Duration ESG Fund

Institutional Class - PLDIX	Administrative Class - PDRAX
Class P - PLUPX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

Corporate Bonds & Notes	44.3%
Short-Term Instruments	20.5%
U.S. Government Agencies	20.3%
Asset-Backed Securities	8.3%
Non-Agency Mortgage-Backed Securities	3.5%
Sovereign Issues	3.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (12/31/96)
PIMCO Low Duration ESG Fund Institutional Class	0.61%	0.79%	2.51%	3.96%
PIMCO Low Duration ESG Fund Class P	0.51%	0.69%	2.41%	3.86%
PIMCO Low Duration ESG Fund Administrative Class	0.36%	0.54%	2.26%	3.70%
ICE BofAML 1-3 Year U.S. Treasury Index±	0.03%	0.51%	1.13%	3.21%
Lipper Short Investment Grade Debt Funds Average	0.85%	0.93%	2.00%	3.34%

All Fund returns are net of fees and expenses.

± The Bank of America Merrill Lynch Global Research fixed income index platform was acquired by the Intercontinental Exchange in October 2017 and renamed to ICE BofAML. This change does not impact the manner in which the indices are constructed.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end were 0.55% for Institutional Class shares, 0.65% for Class P shares, and 0.80% for Administrative Class shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Low Duration ESG Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the manufacture of alcoholic beverages, tobacco products or military equipment, the operation of gambling casinos, the production of coal, or in the production or trade of pornographic materials. In addition, the Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the provision of healthcare services or the manufacture of pharmaceuticals, unless the issuer derives 100% of its gross revenues from products or services designed to protect and improve the quality of human life, as determined on the basis of information available to PIMCO. In addition, the Fund will not invest directly in securities of issuers that are engaged in certain business activities in or with the Republic of the Sudan. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Underweight exposure to the 1-3 year portion of the yield curve contributed to performance, as front-end interest rates rose.

»	Holdings of securitized debt contributed to performance, as these securities generally posted positive total returns.

»	Short exposure to French duration detracted from performance, as interest rates fell.

»

Short exposure to a basket of Asian emerging markets currencies, particularly the Taiwanese dollar and Korean won, detracted from relative performance, as the currencies appreciated against the U.S. dollar.

»	Exposure to investment grade corporate securities contributed to performance, as these securities generally posted positive total returns.

»	Long exposure to the euro during the middle of the period contributed to relative performance, as the currency appreciated against the U.S. dollar.

8	PIMCO SHORT DURATION STRATEGY FUNDS

PIMCO Short Asset Investment Fund

Institutional Class - PAIDX	Administrative Class - PAIQX
Class M - PAMSX	Class A - PAIAX
Class P - PAIPX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

Corporate Bonds & Notes	55.5%
Short-Term Instruments‡	17.8%
Asset-Backed Securities	10.0%
U.S. Government Agencies	6.8%
Sovereign Issues	5.4%
U.S. Treasury Obligations	2.4%
Non-Agency Mortgage-Backed Securities	1.5%
Other	0.6%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	Fund Inception (05/31/12)
PIMCO Short Asset Investment Fund Institutional Class	1.92%	1.18%	1.32%
PIMCO Short Asset Investment Fund Class M	1.93%	1.18%	1.32%
PIMCO Short Asset Investment Fund Class P	1.81%	1.08%	1.21%
PIMCO Short Asset Investment Fund Administrative Class	1.62%	0.92%	1.06%
PIMCO Short Asset Investment Fund Class A	1.56%	0.82%	0.96%
PIMCO Short Asset Investment Fund Class A (adjusted)	(0.71)%	0.37%	0.57%
FTSE 3-Month Treasury Bill Index±	1.07%	0.31%	0.28%
Lipper Ultra-Short Obligation Funds Average	1.26%	0.71%	0.78%

All Fund returns are net of fees and expenses.

± As of November 2017, Citi’s fixed income indices are being rebranded in connection with the London Stock Exchange Group’s acquisition of the Citi fixed income index business. On or before July 31, 2018, “Citi” will be replaced in the indices’ names with “FTSE”. This change does not impact the manner in which the indices are constructed.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end were 0.36% for Institutional Class shares, 0.36% for Class M Shares, 0.46% for Class P shares, 0.61% for Administrative Class shares, and 0.71% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Short Asset Investment Fund seeks maximum current income, consistent with daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Underweight exposure to U.S. duration contributed to performance, as U.S. interest rates rose.

»	Exposure to investment grade corporate securities benefited performance, as these securities generally posted positive total returns.

»	Exposure to securitized debt benefited performance, as these securities generally posted positive total returns.

»	Holdings of U.S. dollar denominated emerging market debt benefited performance, as the sector generally posted positive total returns.

ANNUAL REPORT	MARCH 31, 2018	9

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from October 1, 2017 to March 31, 2018 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Government Money Market Fund
Institutional Class	$1,000.00	$1,006.00	$0.90	$1,000.00	$1,024.03	$0.91	0.18%
Class M	1,000.00	1,005.90	0.90	1,000.00	1,024.03	0.91	0.18
Class P	1,000.00	1,005.40	1.40	1,000.00	1,023.54	1.41	0.28
Administrative Class	1,000.00	1,006.00	0.90	1,000.00	1,024.03	0.91	0.18
Class A	1,000.00	1,005.20	1.65	1,000.00	1,023.29	1.66	0.33
Class C	1,000.00	1,005.20	1.65	1,000.00	1,023.29	1.66	0.33
PIMCO Low Duration Fund II
Institutional Class	$1,000.00	$996.30	$2.49	$1,000.00	$1,022.44	$2.52	0.50%
Administrative Class	1,000.00	995.00	3.73	1,000.00	1,021.19	3.78	0.75
PIMCO Low Duration ESG Fund
Institutional Class	$1,000.00	$993.00	$2.53	$1,000.00	$1,022.39	$2.57	0.51%
Class P	1,000.00	992.50	3.03	1,000.00	1,021.89	3.07	0.61
Administrative Class	1,000.00	991.80	3.77	1,000.00	1,021.14	3.83	0.76

10	PIMCO SHORT DURATION STRATEGY FUNDS

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Short Asset Investment Fund
Institutional Class	$1,000.00	$1,009.30	$1.50	$1,000.00	$1,023.44	$1.51	0.30%
Class M	1,000.00	1,009.40	1.50	1,000.00	1,023.44	1.51	0.30
Class P	1,000.00	1,008.80	2.00	1,000.00	1,022.94	2.02	0.40
Administrative Class	1,000.00	1,007.80	2.75	1,000.00	1,022.19	2.77	0.55
Class A	1,000.00	1,007.50	3.25	1,000.00	1,021.69	3.28	0.65

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2018	11

Benchmark Descriptions

Index*	Benchmark Descriptions

FTSE 3-Month Treasury Bill Index	FTSE 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

ICE BofAML 1-3 Year U.S. Treasury Index	The ICE BofAML 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years.

* It is not possible to invest directly in an unmanaged index.

12	PIMCO SHORT DURATION STRATEGY FUNDS

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL REPORT	MARCH 31, 2018	13

Financial Highlights

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Government Money Market Fund
Institutional Class
03/31/2018	$1.00	$0.01	$0.00	$0.01	$(0.01)	$0.00	$0.00	$(0.01)
05/13/2016 - 03/31/2017	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class M
03/31/2018	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00	(0.01)
03/31/2017	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
03/31/2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	0.00	(0.00)
03/31/2015	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)
03/31/2014	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)
Class P
03/31/2018	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00	(0.01)
03/31/2017	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
03/31/2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	0.00	0.00
03/31/2015	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)
03/31/2014	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)
Administrative Class
03/31/2018	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00	(0.01)
05/13/2016 - 03/31/2017	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class A
03/31/2018	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00	(0.01)
03/31/2017	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
03/31/2016	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)
03/31/2015	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)
03/31/2014	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)
Class C
03/31/2018	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00	(0.01)
03/31/2017	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
03/31/2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	0.00	(0.00)
03/31/2015	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)
03/31/2014	1.00	0.00	0.00	0.00	(0.00)	0.00	0.00	(0.00)

PIMCO Low Duration Fund II
Institutional Class
03/31/2018	$9.75	$0.13	$(0.06)	$0.07	$(0.15)	$0.00	$0.00	$(0.15)
03/31/2017	9.73	0.13	0.07	0.20	(0.18)	0.00	0.00	(0.18)
03/31/2016	9.84	0.13	(0.07)	0.06	(0.17)	0.00	0.00	(0.17)
03/31/2015	9.90	0.08	(0.03)	0.05	(0.11)	0.00	0.00	(0.11)
03/31/2014	10.02	0.08	(0.06)	0.02	(0.13)	(0.01)	0.00	(0.14)
Administrative Class
03/31/2018	9.75	0.11	(0.06)	0.05	(0.13)	0.00	0.00	(0.13)
03/31/2017	9.73	0.11	0.06	0.17	(0.15)	0.00	0.00	(0.15)
03/31/2016	9.84	0.10	(0.06)	0.04	(0.15)	0.00	0.00	(0.15)
03/31/2015	9.90	0.06	(0.03)	0.03	(0.09)	0.00	0.00	(0.09)
03/31/2014	10.02	0.05	(0.06)	(0.01)	(0.10)	(0.01)	0.00	(0.11)

PIMCO Low Duration ESG Fund
Institutional Class
03/31/2018	$9.48	$0.09	$(0.03)	$0.06	$(0.09)	$0.00	$0.00	$(0.09)
03/31/2017	9.48	0.17	0.01	0.18	(0.15)	0.00	(0.03)	(0.18)
03/31/2016	9.69	0.17	(0.18)	(0.01)	(0.11)	0.00	(0.09)	(0.20)
03/31/2015	9.83	0.07	0.07	0.14	(0.28)	0.00	0.00	(0.28)
03/31/2014	9.97	0.11	(0.10)	0.01	(0.15)	(0.00)	0.00	(0.15)

14	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$1.00	1.03%	$225,369	0.18%		0.18%		0.18%		0.18%		1.06%	N/A
1.00	0.31	131,503	0.19	*	0.19	*	0.19	*	0.19	*	0.38 *	N/A

1.00	1.02	405,380	0.18		0.18		0.18		0.18		0.96	N/A
1.00	0.34	546,517	0.19		0.19		0.19		0.19		0.32	N/A
1.00	0.12	349,528	0.16		0.18		0.16		0.18		0.05	N/A
1.00	0.02	574,154	0.10		0.18		0.10		0.18		0.00	N/A
1.00	0.01	304,191	0.09		0.18		0.09		0.18		0.01	N/A

1.00	0.92	12,444	0.28		0.28		0.28		0.28		0.95	N/A
1.00	0.24	2,885	0.29		0.29		0.29		0.29		0.24	N/A
1.00	0.08	1,040	0.19		0.28		0.19		0.28		0.04	N/A
1.00	0.02	1,138	0.09		0.28		0.09		0.28		0.01	N/A
1.00	0.01	3,657	0.09		0.28		0.09		0.28		0.01	N/A

1.00	1.03	104,669	0.18		0.18		0.18		0.18		1.02	N/A
1.00	0.31	85,639	0.19	*	0.19	*	0.19	*	0.19	*	0.39 *	N/A

1.00	0.87	139,820	0.33		0.33		0.33		0.33		0.86	N/A
1.00	0.19	134,221	0.34		0.34		0.34		0.34		0.22	N/A
1.00	0.07	6,649	0.21		0.33		0.21		0.33		0.04	N/A
1.00	0.02	9,826	0.09		0.33		0.09		0.33		0.01	N/A
1.00	0.01	16,109	0.07	(c)	0.34	(c)	0.07	(c)	0.34	(c)	0.01	N/A

1.00	0.87	35,277	0.33		0.33		0.33		0.33		0.85	N/A
1.00	0.19	57,969	0.34		0.34		0.34		0.34		0.22	N/A
1.00	0.07	3,531	0.22		0.33		0.22		0.33		0.05	N/A
1.00	0.02	3,393	0.09		0.33		0.09		0.33		0.01	N/A
1.00	0.01	4,895	0.08	(c)	0.34	(c)	0.08	(c)	0.34	(c)	0.01	N/A

$9.67	0.72%	$365,528	0.50%		0.50%		0.50%		0.50%		1.37%	701%
9.75	2.03	321,426	0.54		0.54		0.50		0.50		1.34	491
9.73	0.66	340,320	0.54		0.54		0.50		0.50		1.29	282
9.84	0.53	382,254	0.50		0.50		0.50		0.50		0.82	170
9.90	0.19	630,917	0.50		0.50		0.50		0.50		0.80	355

9.67	0.46	9,071	0.75		0.75		0.75		0.75		1.11	701
9.75	1.77	9,055	0.79		0.79		0.75		0.75		1.10	491
9.73	0.41	10,037	0.79		0.79		0.75		0.75		1.03	282
9.84	0.27	9,909	0.75		0.75		0.75		0.75		0.58	170
9.90	(0.06)	26,223	0.75		0.75		0.75		0.75		0.55	355

$9.45	0.61%	$152,255	0.50%		0.50%		0.50%		0.50%		0.99%	456%
9.48	1.89	127,164	0.55		0.55		0.50		0.50		1.81	455
9.48	(0.10)	165,419	0.52		0.52		0.50		0.50		1.79	257
9.69	1.44	194,553	0.50		0.50		0.50		0.50		0.75	159
9.83	0.13	273,186	0.50		0.50		0.50		0.50		1.10	383

ANNUAL REPORT	MARCH 31, 2018	15

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Low Duration ESG Fund (Cont.)
Class P
03/31/2018	$9.48	$0.08	$(0.03)	$0.05	$(0.08)	$0.00	$0.00	$(0.08)
03/31/2017	9.48	0.16	0.01	0.17	(0.14)	0.00	(0.03)	(0.17)
03/31/2016	9.69	0.16	(0.18)	(0.02)	(0.10)	0.00	(0.09)	(0.19)
03/31/2015	9.83	0.06	0.07	0.13	(0.27)	0.00	0.00	(0.27)
03/31/2014	9.97	0.10	(0.10)	0.00	(0.14)	(0.00)	0.00	(0.14)
Administrative Class
03/31/2018	9.48	0.07	(0.04)	0.03	(0.06)	0.00	0.00	(0.06)
03/31/2017	9.48	0.15	0.00	0.15	(0.12)	0.00	(0.03)	(0.15)
03/31/2016	9.69	0.15	(0.18)	(0.03)	(0.09)	0.00	(0.09)	(0.18)
03/31/2015	9.83	0.05	0.06	0.11	(0.25)	0.00	0.00	(0.25)
03/31/2014	9.97	0.08	(0.09)	(0.01)	(0.13)	(0.00)	0.00	(0.13)

PIMCO Short Asset Investment Fund
Institutional Class
03/31/2018	$10.05	$0.17	$0.03	$0.20	$(0.17)	$(0.04)	$0.00	$(0.21)
03/31/2017	10.00	0.13	0.06	0.19	(0.14)	0.00	0.00	(0.14)
03/31/2016	10.02	0.10	(0.02)	0.08	(0.10)	0.00	0.00	(0.10)
03/31/2015	10.07	0.07	(0.02)	0.05	(0.08)	(0.02)	0.00	(0.10)
03/31/2014	10.07	0.06	0.02	0.08	(0.07)	(0.01)	0.00	(0.08)
Class M
03/31/2018	10.05	0.16	0.04	0.20	(0.17)	(0.04)	0.00	(0.21)
03/31/2017	10.00	0.13	0.06	0.19	(0.14)	0.00	0.00	(0.14)
12/21/2015 - 03/31/2016	10.00	0.03	0.00	0.03	(0.03)	0.00	0.00	(0.03)
Class P
03/31/2018	10.05	0.16	0.03	0.19	(0.16)	(0.04)	0.00	(0.20)
03/31/2017	10.00	0.12	0.06	0.18	(0.13)	0.00	0.00	(0.13)
03/31/2016	10.02	0.10	(0.03)	0.07	(0.09)	0.00	0.00	(0.09)
03/31/2015	10.07	0.05	(0.01)	0.04	(0.07)	(0.02)	0.00	(0.09)
03/31/2014	10.07	0.05	0.02	0.07	(0.06)	(0.01)	0.00	(0.07)
Administrative Class
03/31/2018	10.05	0.13	0.04	0.17	(0.14)	(0.04)	0.00	(0.18)
03/31/2017	10.00	0.12	0.04	0.16	(0.11)	0.00	0.00	(0.11)
03/31/2016	10.02	0.07	(0.02)	0.05	(0.07)	0.00	0.00	(0.07)
03/31/2015	10.07	0.05	(0.02)	0.03	(0.06)	(0.02)	0.00	(0.08)
03/31/2014	10.07	0.04	0.01	0.05	(0.04)	(0.01)	0.00	(0.05)
Class A
03/31/2018	10.05	0.13	0.03	0.16	(0.13)	(0.04)	0.00	(0.17)
03/31/2017	10.00	0.10	0.05	0.15	(0.10)	0.00	0.00	(0.10)
03/31/2016	10.02	0.07	(0.03)	0.04	(0.06)	0.00	0.00	(0.06)
03/31/2015	10.07	0.03	(0.01)	0.02	(0.05)	(0.02)	0.00	(0.07)
03/31/2014	10.07	0.03	0.01	0.04	(0.03)	(0.01)	0.00	(0.04)

*	Annualized
^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2 in the Notes to Financial Statements for more information.
(c)	Effective July 1, 2013, the Class’s distribution and/or service/12b-1 fees was decreased by 0.10% to 0.00%.

16	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$9.45	0.51%	$37,748	0.60%	0.60%	0.60%	0.60%	0.90%	456%
9.48	1.79	35,142	0.65	0.65	0.60	0.60	1.68	455
9.48	(0.20)	33,327	0.62	0.62	0.60	0.60	1.65	257
9.69	1.34	31,019	0.60	0.60	0.60	0.60	0.61	159
9.83	0.03	19,387	0.60	0.60	0.60	0.60	0.99	383

9.45	0.36	2,391	0.75	0.75	0.75	0.75	0.73	456
9.48	1.64	4,991	0.80	0.80	0.75	0.75	1.55	455
9.48	(0.35)	5,991	0.77	0.77	0.75	0.75	1.54	257
9.69	1.19	6,904	0.75	0.75	0.75	0.75	0.48	159
9.83	(0.12)	5,855	0.75	0.75	0.75	0.75	0.82	383

$10.04	1.92%	$2,341,486	0.29%	0.37%	0.26%	0.34%	1.67%	123%
10.05	1.91	1,002,290	0.26	0.36	0.24	0.34	1.32	946
10.00	0.79	599,714	0.25	0.35	0.24	0.34	0.96	256
10.02	0.50	231,977	0.26	0.36	0.24	0.34	0.71	2,324
10.07	0.78	151,103	0.25	0.35	0.24	0.34	0.64	882

10.04	1.93	10	0.29	0.37	0.26	0.34	1.63	123
10.05	1.91	10	0.26	0.36	0.24	0.34	1.32	946
10.00	0.34	10	0.25 *	0.35 *	0.24 *	0.34 *	1.17 *	256

10.04	1.81	210,245	0.39	0.47	0.36	0.44	1.55	123
10.05	1.81	125,011	0.36	0.46	0.34	0.44	1.24	946
10.00	0.69	53,296	0.35	0.45	0.34	0.44	0.97	256
10.02	0.40	496	0.36	0.46	0.34	0.44	0.53	2,324
10.07	0.68	1,949	0.35	0.45	0.34	0.44	0.52	882

10.04	1.62	24,279	0.54	0.62	0.51	0.59	1.33	123
10.05	1.66	349,448	0.51	0.61	0.49	0.59	1.23	946
10.00	0.54	321	0.50	0.60	0.49	0.59	0.68	256
10.02	0.25	438	0.51	0.61	0.49	0.59	0.46	2,324
10.07	0.53	1,109	0.50	0.60	0.49	0.59	0.38	882

10.04	1.56	415,240	0.64	0.72	0.61	0.69	1.31	123
10.05	1.55	182,428	0.61	0.71	0.59	0.69	0.98	946
10.00	0.43	58,738	0.60	0.70	0.59	0.69	0.67	256
10.02	0.15	6,168	0.61	0.71	0.59	0.69	0.34	2,324
10.07	0.43	5,359	0.60	0.70	0.59	0.69	0.28	882

ANNUAL REPORT	MARCH 31, 2018	17

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Government Money Market Fund	PIMCO Low Duration Fund II	PIMCO Low Duration ESG Fund	PIMCO Short Asset Investment Fund

Assets:
Investments, at value
Investments in securities*	$883,329	$330,414	$230,257	$2,942,123
Investments in Affiliates	0	115,014	0	189,891
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	14	21	76
Over the counter	0	360	682	0
Cash	1	3	8	0
Deposits with counterparty	0	5,614	1,355	2,566
Foreign currency, at value	0	0	877	0
Receivable for investments sold	0	43	5,494	139,762
Receivable for TBA investments sold	0	90,852	61,442	0
Receivable for Fund shares sold	45,097	161	213	28,136
Interest and/or dividends receivable	161	1,094	760	16,092
Dividends receivable from Affiliates	0	226	0	412
Reimbursement receivable from PIMCO	0	0	0	168
Total Assets	928,588	543,795	301,109	3,319,226

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$0	$9,972	$0
Payable for short sales	0	0	0	45,735
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	75	103	642
Over the counter	0	0	2,962	0
Payable for investments purchased	3,497	0	605	260,978
Payable for investments in Affiliates purchased	0	226	0	412
Payable for TBA investments purchased	0	167,984	94,694	0
Deposits from counterparty	0	521	0	0
Payable for Fund shares redeemed	1,674	196	260	11,224
Distributions payable	294	30	8	290
Overdraft due to custodian	0	0	0	7,650
Accrued investment advisory fees	92	81	52	508
Accrued supervisory and administrative fees	72	81	55	409
Accrued distribution fees	0	2	1	18
Accrued servicing fees	0	0	0	83
Other liabilities	0	0	3	17
Total Liabilities	5,629	169,196	108,715	327,966

Net Assets	$922,959	$374,599	$192,394	$2,991,260

Net Assets Consist of:
Paid in capital	$922,963	$386,543	$198,949	$2,991,476
Undistributed (overdistributed) net investment income	19	332	1,040	(7)
Accumulated undistributed net realized gain (loss)	(23)	(11,891)	(4,139)	(378)
Net unrealized appreciation (depreciation)	0	(385)	(3,456)	169

Net Assets	$922,959	$374,599	$192,394	$2,991,260

Cost of investments in securities	$883,329	$330,013	$230,821	$2,941,899
Cost of investments in Affiliates	$0	$115,037	$0	$189,875
Cost of foreign currency held	$0	$0	$877	$0
Proceeds received on short sales	$0	$0	$0	$45,562
Cost or premiums of financial derivative instruments, net	$0	$576	$303	$0

* Includes repurchase agreements of:	$779,111	$8,603	$5,281	$22,396

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

	PIMCO Government Money Market Fund	PIMCO Low Duration Fund II	PIMCO Low Duration ESG Fund	PIMCO Short Asset Investment Fund

Net Assets:
Institutional Class	$225,369	$365,528	$152,255	$2,341,486
Class M	405,380	N/A	N/A	10
Class P	12,444	N/A	37,748	210,245
Administrative Class	104,669	9,071	2,391	24,279
Class A	139,820	N/A	N/A	415,240
Class C	35,277	N/A	N/A	N/A

Shares Issued and Outstanding:
Institutional Class	225,370	37,792	16,109	233,269
Class M	405,383	N/A	N/A	1
Class P	12,444	N/A	3,994	20,946
Administrative Class	104,669	938	253	2,419
Class A	139,821	N/A	N/A	41,369
Class C	35,277	N/A	N/A	N/A

Net Asset Value Per Share Outstanding:
Institutional Class	$1.00	$9.67	$9.45	$10.04
Class M	1.00	N/A	N/A	10.04
Class P	1.00	N/A	9.45	10.04
Administrative Class	1.00	9.67	9.45	10.04
Class A	1.00	N/A	N/A	10.04
Class C	1.00	N/A	N/A	N/A

ANNUAL REPORT	MARCH 31, 2018	19

Statements of Operations

Year Ended March 31, 2018
(Amounts in thousands†)	PIMCO Government Money Market Fund	PIMCO Low Duration Fund II	PIMCO Low Duration ESG Fund	PIMCO Short Asset Investment Fund

Investment Income:
Interest, net of foreign taxes*	$10,151	$4,461	$2,792	$36,785
Dividends from Investments in Affiliates	0	2,046	47	1,477
Total Income	10,151	6,507	2,839	38,262

Expenses:
Investment advisory fees	1,029	871	476	3,901
Supervisory and administrative fees	771	871	509	3,195
Distribution and/or servicing fees - Administrative Class	0	23	10	230
Distribution and/or servicing fees - Class D	0	0	0	70 (a)
Servicing fees - Class A	0	0	0	683
Trustee fees	7	2	1	11
Interest expense	6	8	9	607
Miscellaneous expense	31	0	0	96
Total Expenses	1,844	1,775	1,005	8,793
Waiver and/or Reimbursement by PIMCO	0	0	0	(1,531)
Net Expenses	1,844	1,775	1,005	7,262

Net Investment Income (Loss)	8,307	4,732	1,834	31,000

Net Realized Gain (Loss):
Investments in securities	30	83	5,745	(930)
Investments in Affiliates	0	(11)	2	(57)
Net capital gain distributions received from Affiliate investments	0	13	0	0
Exchange-traded or centrally cleared financial derivative instruments	0	(571)	(581)	4,027
Over the counter financial derivative instruments	0	454	(4,986)	(45)
Short sales	0	0	0	1,238
Foreign currency	0	0	375	0

Net Realized Gain (Loss)	30	(32)	555	4,233

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	0	(815)	(108)	(1,433)
Investments in Affiliates	0	(24)	2	6
Exchange-traded or centrally cleared financial derivative instruments	0	(1,140)	(619)	156
Over the counter financial derivative instruments	0	(211)	(1,057)	0
Short sales	0	0	0	(66)
Foreign currency assets and liabilities	0	6	(26)	0

Net Change in Unrealized Appreciation (Depreciation)	0	(2,184)	(1,808)	(1,337)

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,337	$2,516	$581	$33,896

* Foreign tax withholdings	$0	$0	$3	$20

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.

20	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Statements of Changes in Net Assets

	PIMCO Government Money Market Fund		PIMCO Low Duration Fund II			PIMCO Low Duration ESG Fund		PIMCO Short Asset Investment Fund

(Amounts in thousands†)	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2018	Year Ended March 31, 2017		Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2018		Year Ended March 31, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$8,307	$2,229	$4,732	$4,507		$1,834	$3,234	$31,000		$14,973
Net realized gain (loss)	30	10	(32)	(1,045)		555	1,862	4,233		4,714
Net change in unrealized appreciation (depreciation)	0	0	(2,184)	3,059		(1,808)	(1,757)	(1,337)		2,554

Net Increase (Decrease) in Net Assets Resulting from Operations	8,337	2,239	2,516	6,521		581	3,339	33,896		22,241

Distributions to Shareholders:
From net investment income
Institutional Class	(1,648)	(359)	(5,246)	(5,867)		(1,410)	(2,225)	(23,578)		(13,136)
Class M	(4,143)	(1,423)	0	0		0	0	0		0
Class P	(41)	(10)	0	(5	)(a)	(277)	(537)	(2,552)		(1,036)
Administrative Class	(1,020)	(216)	(117)	(142)		(27)	(74)	(1,223)		(336)
Class D	0	0	0	0		0	0	(368	)(b)	(100)
Class A	(1,134)	(177)	0	0		0	0	(3,622)		(1,089)
Class C	(319)	(84)	0	0		0	0	0		0
From net realized capital gains
Institutional Class	0	0	0	0		0	0	(5,295)		(147)
Class P	0	0	0	0	(a)	0	0	(621)		(13)
Administrative Class	0	0	0	0		0	0	(317)		0
Class D	0	0	0	0		0	0	(127	)(b)	(2)
Class A	0	0	0	0		0	0	(1,058)		(18)
Tax basis return of capital
Institutional Class	0	0	0	0		0	(414)	0		0
Class M	0	0	0	0		0	0	0		0
Class P	0	0	0	0	(a)	0	(108)	0		0
Administrative Class	0	0	0	0		0	(16)	0		0
Class D	0	0	0	0		0	0	0	(b)	0
Class A	0	0	0	0		0	0	0		0
Class C	0	0	0	0		0	0	0		0

Total Distributions(c)	(8,305)	(2,269)	(5,363)	(6,014)		(1,714)	(3,374)	(38,761)		(15,877)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(35,807)	598,016	46,965	(20,910)		26,230	(37,405)	1,313,169		959,505

Total Increase (Decrease) in Net Assets	(35,775)	597,986	44,118	(20,403)		25,097	(37,440)	1,308,304		965,869

Net Assets:
Beginning of year	958,734	360,748	330,481	350,884		167,297	204,737	1,682,956		717,087
End of year*	$922,959	$958,734	$374,599	$330,481		$192,394	$167,297	$2,991,260		$1,682,956

* Including undistributed (overdistributed) net investment income of:	$19	$(38)	$332	$451		$1,040	$(10)	$(7)		$74

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Class P Shares liquidated at the close of business on October 28, 2016.
(b)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

ANNUAL REPORT	MARCH 31, 2018	21

Schedule of Investments PIMCO Government Money Market Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.7%

SHORT-TERM INSTRUMENTS 95.7%

REPURCHASE AGREEMENTS (c) 84.4%
$779,111

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 11.3%
U.S. Treasury Bills
1.852% due 08/09/2018 (a)(b)	$104,900	$104,218

Total Short-Term Instruments (Cost $883,329)		883,329

Total Investments in Securities (Cost $883,329)		883,329

Total Investments 95.7% (Cost $883,329)		$883,329

Other Assets and Liabilities, net 4.3%		39,630

Net Assets 100.0%		$922,959

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	1.980%	03/29/2018	04/02/2018	$53,500	U.S. Treasury Bonds 3.000% due 11/15/2044	$(55,242)	$53,500	$53,512
	2.450	03/29/2018	04/02/2018	6,000	U.S. Treasury Bonds 3.125% due 08/15/2044	(6,152)	6,000	6,001
BSN	1.900	03/29/2018	04/02/2018	226,000	U.S. Treasury Notes 3.750% due 11/15/2018	(230,714)	226,000	226,048
FICC	1.250	03/29/2018	04/02/2018	5,211	U.S. Treasury Notes 2.500% due 05/15/2024	(5,316)	5,211	5,212
IND	1.900	03/29/2018	04/02/2018	80,000	U.S. Treasury Notes 3.750% due 11/15/2018	(81,636)	80,000	80,017
MBC	1.920	03/29/2018	04/03/2018	90,000	U.S. Treasury Bills 0.000% due 08/02/2018	(20,872)	90,000	90,014
					U.S. Treasury Notes 1.125% - 3.125% due 05/15/2019 - 02/15/2028	(71,909)
NXN	1.900	03/29/2018	04/02/2018	100,000	U.S. Treasury Bonds 2.750% due 11/15/2042	(102,329)	100,000	100,021
RDR	1.890	03/29/2018	04/05/2018	75,000	U.S. Treasury Notes 2.000% - 2.375% due 04/30/2024 - 08/15/2024	(76,675)	75,000	75,016
	1.950	03/29/2018	04/02/2018	125,500	U.S. Treasury Notes 1.000% - 3.500% due 11/30/2019 - 05/15/2020	(128,180)	125,500	125,527
SGY	1.910	03/29/2018	04/02/2018	17,900	U.S. Treasury Bonds 3.375% due 05/15/2044	(18,369)	17,900	17,904

Total Repurchase Agreements						$(797,394)	$779,111	$779,272

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$59,513	$0	$0	$59,513	$(61,394)	$(1,881)
BSN	226,048	0	0	226,048	(230,714)	(4,666)
FICC	5,212	0	0	5,212	(5,316)	(104)
IND	80,017	0	0	80,017	(81,636)	(1,619)
MBC	90,014	0	0	90,014	(92,781)	(2,767)
NXN	100,021	0	0	100,021	(102,329)	(2,308)
RDR	200,543	0	0	200,543	(204,855)	(4,312)
SGY	17,904	0	0	17,904	(18,369)	(465)

Total Borrowings and Other Financing Transactions	$779,272	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

22	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

The average amount of borrowings outstanding during the period ended 03/31/2018 was $(436) at a weighted average interest rate of 1.456%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, of which there were none open at period end.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$779,111	$0	$779,111
U.S. Treasury Bills	0	104,218	0	104,218

Total Investments	$0	$883,329	$0	$883,329

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	23

Schedule of Investments PIMCO Low Duration Fund II

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 88.2%

CORPORATE BONDS & NOTES 35.9%

BANKING & FINANCE 15.1%
American Express Credit Corp.
2.375% due 05/26/2020	$4,500	$4,443
AvalonBay Communities, Inc.
3.625% due 10/01/2020	900	912
Bank of America Corp.
2.600% due 01/15/2019	1,200	1,201
2.650% due 04/01/2019	3,500	3,499
2.958% due 10/01/2021 ~	100	100
3.300% due 01/11/2023	200	200
6.875% due 04/25/2018	900	902
Boeing Capital Corp.
4.700% due 10/27/2019	1,176	1,215
Branch Banking & Trust Co.
1.450% due 05/10/2019	1,900	1,873
Caterpillar Financial Services Corp.
1.350% due 05/18/2019	411	405
2.205% (US0003M + 0.180%) due 12/06/2018 ~	950	950
7.150% due 02/15/2019	1,900	1,977
Citizens Bank N.A.
2.500% due 03/14/2019	800	798
Goldman Sachs Group, Inc.
2.556% due 02/23/2023 ~	700	698
3.022% (US0003M + 0.730%) due 12/27/2020 ~	2,000	2,010
3.105% (US0003M + 1.360%) due 04/23/2021 ~	600	614
3.325% (US0003M + 1.200%) due 09/15/2020 ~	700	711
HSBC USA, Inc.
2.563% (US0003M + 0.770%) due 08/07/2018 ~	5,300	5,309
John Deere Capital Corp.
1.950% due 01/08/2019	1,600	1,593
JPMorgan Chase Bank N.A.
2.070% due 02/13/2020 ~	1,200	1,200
Metropolitan Life Global Funding
2.300% due 04/10/2019	1,100	1,095
Morgan Stanley
3.025% (US0003M + 1.280%) due 04/25/2018 ~	200	200
6.625% due 04/01/2018	3,100	3,100
New York Life Global Funding
2.150% due 06/18/2019	130	129
Nissan Motor Acceptance Corp.
2.000% due 03/08/2019	1,307	1,297
2.350% due 03/04/2019	2,300	2,295
PNC Bank N.A.
2.250% due 07/02/2019	1,785	1,773
Pricoa Global Funding
1.600% due 05/29/2018	1,700	1,698
Private Export Funding Corp.
2.100% due 12/19/2019	2,500	2,491
2.650% due 02/16/2021	1,400	1,398
Reliance Standard Life Global Funding
2.500% due 01/15/2020	2,800	2,773
State Street Corp.
2.785% (US0003M + 0.900%) due 08/18/2020 ~	1,800	1,823
Toyota Motor Credit Corp.
1.700% due 01/09/2019	1,400	1,391
1.700% due 02/19/2019	1,500	1,489
1.805% due 01/10/2020 ~	1,000	1,000
2.000% due 10/24/2018	1,179	1,175
Wells Fargo & Co.
2.100% due 07/26/2021	200	193
Wells Fargo Bank N.A.
2.675% (US0003M + 0.650%) due 12/06/2019 ~	900	905

		56,835

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 17.3%
Altria Group, Inc.
9.250% due 08/06/2019	$2,393	$2,594
Anheuser-Busch InBev Finance, Inc.
1.900% due 02/01/2019	2,035	2,030
2.150% due 02/01/2019	2,800	2,799
Apple, Inc.
1.700% due 02/22/2019	3,100	3,083
2.037% (US0003M + 0.250%) due 05/03/2018 ~	2,200	2,200
BMW U.S. Capital LLC
1.500% due 04/11/2019	1,900	1,878
Cardinal Health, Inc.
1.950% due 06/15/2018	4,000	3,996
Chevron Corp.
1.790% due 11/16/2018	1,900	1,892
Cisco Systems, Inc.
1.600% due 02/28/2019	2,300	2,284
2.506% (US0003M + 0.500%) due 03/01/2019 ~	300	301
4.950% due 02/15/2019	1,400	1,430
Daimler Finance North America LLC
1.750% due 10/30/2019	1,900	1,865
2.000% due 08/03/2018	1,200	1,198
2.375% due 08/01/2018	1,900	1,899
eBay, Inc.
2.253% (US0003M + 0.480%) due 08/01/2019 ~	5,000	5,009
ERAC USA Finance LLC
2.350% due 10/15/2019	1,300	1,287
General Electric Co.
2.063% (US0003M + 0.270%) due 08/07/2018 ~	1,200	1,200
Georgia-Pacific LLC
2.539% due 11/15/2019	2,300	2,287
5.400% due 11/01/2020	1,900	2,009
International Business Machines Corp.
7.625% due 10/15/2018	1,800	1,849
Oracle Corp.
1.900% due 09/15/2021	1,400	1,352
2.375% due 01/15/2019	1,900	1,900
5.000% due 07/08/2019	900	928
5.750% due 04/15/2018	2,100	2,102
PepsiCo, Inc.
1.937% (US0003M + 0.170%) due 04/30/2018 ~	400	400
Philip Morris International, Inc.
1.625% due 02/21/2019	1,900	1,881
Phillips 66
2.606% due 02/26/2021 ~	1,100	1,102
QUALCOMM, Inc.
1.400% due 05/18/2018	2,100	2,097
2.155% (US0003M + 0.270%) due 05/18/2018 ~	1,900	1,900
3.000% due 05/20/2022	1,000	986
Roche Holdings, Inc.
2.642% (US0003M + 0.340%) due 09/30/2019 ~	5,500	5,519
Southern Co.
2.350% due 07/01/2021	1,000	970
UnitedHealth Group, Inc.
1.900% due 07/16/2018	500	499

		64,726

UTILITIES 3.5%
AT&T, Inc.
2.300% due 03/11/2019	1,900	1,893
2.741% (US0003M + 0.670%) due 03/11/2019 ~	1,500	1,506
Commonwealth Edison Co.
2.150% due 01/15/2019	1,400	1,394
Consumers Energy Co.
6.700% due 09/15/2019	100	106

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DTE Energy Co.
2.400% due 12/01/2019	$400	$395
Duke Energy Progress LLC
2.227% due 09/08/2020 ~	1,200	1,202
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~	1,500	1,500
Ohio Power Co.
5.375% due 10/01/2021	300	323
PacifiCorp
5.500% due 01/15/2019	1,900	1,941
Union Electric Co.
6.700% due 02/01/2019	975	1,008
Virginia Electric & Power Co.
2.750% due 03/15/2023	1,800	1,766

		13,034

Total Corporate Bonds & Notes (Cost $134,770)		134,595

U.S. GOVERNMENT AGENCIES 26.3%
Fannie Mae
2.322% (LIBOR01M + 0.450%) due 10/25/2030 ~	26	26
2.401% (12MTA + 1.200%) due 07/01/2042 ~	79	80
2.451% (12MTA + 1.250%) due 09/01/2041 ~	231	235
2.601% (12MTA + 1.400%) due 08/01/2030 ~	46	45
2.622% (LIBOR01M + 0.750%) due 06/25/2040 ~	1,332	1,355
3.189% (US0012M + 1.426%) due 01/01/2035 ~	48	49
3.355% (US0006M + 1.730%) due 12/01/2034 ~	116	120
3.454% (US0012M + 1.636%) due 07/01/2035 ~	48	51
3.528% (US0012M + 1.731%) due 05/01/2038 ~	475	501
3.551% (H15T1Y + 2.360%) due 11/01/2034 ~	311	331
3.625% (H15T1Y + 2.125%) due 01/01/2024 ~	24	24
3.800% (US0012M + 2.050%) due 06/01/2035 ~	636	677
4.000% due 01/25/2033	22	22
4.379% (- 1.0*LIBOR01M + 6.250%) due 01/25/2040 ~(a)	2,048	253
4.398% (COF 11 + 1.250%) due 09/01/2028 ~	22	24
4.500% due 04/01/2019 - 01/01/2036	1,425	1,473
5.436% due 12/25/2042 ~	66	69
6.000% due 11/01/2022	11	12
8.000% due 11/25/2023	22	24
Fannie Mae, TBA
3.500% due 05/01/2048	18,000	17,999
4.000% due 05/01/2048 - 06/01/2048	35,000	35,835
4.500% due 05/01/2048	22,000	22,992
5.000% due 06/01/2048	500	532
Freddie Mac
0.000% due 05/15/2037 (b)(d)	525	477
1.975% (LIBOR01M + 0.400%) due 12/15/2042 ~	1,780	1,778
2.000% due 11/15/2026	1,579	1,549
2.263% (12MTA + 1.200%) due 02/25/2045 ~	242	244
2.327% (LIBOR01M + 0.550%) due 07/15/2041 ~	915	927
2.497% (LIBOR01M + 0.720%) due 05/15/2037 ~	373	378
3.511% (US0012M + 1.717%) due 07/01/2035 ~	53	56
3.851% (US0012M + 1.851%) due 03/01/2035 ~	54	56
4.673% (- 1.0*LIBOR01M + 6.450%) due 04/15/2037 ~(a)	1,768	239

24	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 07/25/2043	$509	$577
6.837% (- 1.6*LIBOR01M + 9.680%) due 08/15/2044 ~	1,047	1,098
8.500% due 06/01/2025	2	2
Ginnie Mae
2.022% (US0001M + 0.460%) due 06/20/2065 ~	647	648
2.075% (LIBOR01M + 0.500%) due 07/20/2067 ~	3,397	3,406
2.425% (US0001M + 0.850%) due 04/20/2066 ~	1,438	1,460
2.500% due 09/20/2067 ~	2,521	2,613
2.625% (H15T1Y + 1.500%) due 04/20/2022 - 05/20/2027 ~	171	176
2.750% (H15T1Y + 1.500%) due 07/20/2023 - 07/20/2030 ~	154	158
3.125% (H15T1Y + 1.500%) due 10/20/2025 ~	107	111

Total U.S. Government Agencies (Cost $98,504)		98,682

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.5%
American Home Mortgage Investment Trust
3.706% (US0012M + 1.500%) due 10/25/2034 ~	103	104
4.211% (US0006M + 2.000%) due 02/25/2045 ~	110	113
Banc of America Funding Trust
3.608% due 05/25/2035 ~	561	590
BCAP LLC Trust
3.400% due 05/26/2036 ~	208	209
Bear Stearns Adjustable Rate Mortgage Trust
3.563% due 02/25/2033 ~	3	3
3.728% due 02/25/2033 ~	10	9
3.808% due 01/25/2034 ~	67	69
3.968% due 02/25/2036 ^~	38	37
Bear Stearns ALT-A Trust
3.688% due 05/25/2035 ~	347	350
Citigroup Mortgage Loan Trust, Inc.
3.180% (H15T1Y + 2.150%) due 09/25/2035 ~	81	82
3.410% (H15T1Y + 2.100%) due 09/25/2035 ~	77	78
Countrywide Home Loan Mortgage Pass-Through Trust
3.491% due 11/25/2034 ~	99	98
3.520% due 02/20/2035 ~	91	92
3.537% (US0012M + 1.750%) due 02/20/2036 ^~	360	331
3.811% due 11/19/2033 ~	23	23
Credit Suisse First Boston Mortgage Securities Corp.
2.195% due 03/25/2032 ~	31	30
5.119% due 06/25/2032 ~	2	2
Credit Suisse Mortgage Capital Certificates
3.639% due 09/26/2047 ~	214	216
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049 ~	196	197
GS Mortgage Securities Corp. Trust
3.980% due 02/10/2029	900	909
GS Mortgage Securities Trust
3.206% due 02/10/2048	2,000	2,007
GSR Mortgage Loan Trust
3.111% due 06/25/2034 ~	501	496
3.614% due 09/25/2035 ~	528	540
HomeBanc Mortgage Trust
2.112% (US0001M + 0.240%) due 07/25/2035 ~	1,281	1,275
Impac CMB Trust
2.572% (US0001M + 0.700%) due 02/25/2036 ~	1,024	1,020
JPMorgan Chase Commercial Mortgage Securities Trust
3.227% (LIBOR01M + 1.450%) due 10/15/2033 ~	1,000	1,002
JPMorgan Mortgage Trust
3.714% due 04/25/2035 ~	567	580

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MASTR Adjustable Rate Mortgages Trust
3.469% due 11/21/2034 ~	$784	$808
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.637% (US0001M + 0.860%) due 08/15/2032 ~	1,637	1,585
Merrill Lynch Mortgage Investors Trust
3.525% due 02/25/2035 ~	182	187
Morgan Stanley Bank of America Merrill Lynch Trust
3.077% due 03/15/2048	2,000	1,960
Prime Mortgage Trust
2.272% (US0001M + 0.400%) due 02/25/2034 ~	31	30
RBSSP Resecuritization Trust
3.581% due 12/25/2035 ~	544	557
3.888% (US0001M + 0.150%) due 01/26/2036 ~	566	574
Structured Asset Mortgage Investments Trust
2.058% (US0001M + 0.250%) due 07/19/2035 ~	96	93
2.132% (US0001M + 0.260%) due 03/25/2037 ~	335	252
2.468% (US0001M + 0.660%) due 09/19/2032 ~	62	61
3.102% (US0006M + 0.760%) due 05/19/2035 ~	1,387	1,362
6.685% due 06/25/2029 ~	51	51
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.478% due 07/25/2032 ~	1	1
WaMu Mortgage Pass-Through Certificates Trust
2.013% (12MTA + 0.730%) due 01/25/2047 ~	107	107
2.142% (US0001M + 0.270%) due 12/25/2045 ~	108	106
2.162% (US0001M + 0.290%) due 10/25/2045 ~	73	74
2.353% (12MTA + 1.070%) due 01/25/2046 ~	477	479
2.412% (US0001M + 0.540%) due 07/25/2045 ~	90	90
2.483% (12MTA + 1.200%) due 11/25/2042 ~	30	29
2.683% (12MTA + 1.400%) due 06/25/2042 ~	33	32
Wells Fargo Mortgage-Backed Securities Trust
3.737% due 06/25/2035 ~	1,487	1,522
3.750% due 01/25/2035 ~	284	290

Total Non-Agency Mortgage-Backed Securities (Cost $20,364)		20,712

ASSET-BACKED SECURITIES 12.2%
Accredited Mortgage Loan Trust
2.572% (US0001M + 0.700%) due 04/25/2035 ~	953	956
Ally Auto Receivables Trust
1.490% due 11/15/2019	837	835
Ally Master Owner Trust
1.630% due 05/15/2020	2,600	2,598
American Express Credit Account Master Trust
1.640% due 12/15/2021	1,800	1,783
Amortizing Residential Collateral Trust
2.452% (US0001M + 0.580%) due 07/25/2032 ~	39	38
Asset-Backed Securities Corp. Home Equity Loan Trust
3.022% (US0001M + 1.245%) due 08/15/2033 ~	478	481
3.427% (US0001M + 1.650%) due 03/15/2032 ~	171	171
Bear Stearns Asset-Backed Securities Trust
2.872% (US0001M + 1.000%) due 10/25/2037 ~	330	332
Capital Auto Receivables Asset Trust
2.540% due 10/20/2020	1,500	1,500
3.390% due 07/22/2019	809	809

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Capital One Multi-Asset Execution Trust
1.450% due 08/16/2021	$1,100	$1,095
2.227% (LIBOR01M + 0.450%) due 02/15/2022 ~	3,100	3,110
Countrywide Asset-Backed Certificates
2.352% (LIBOR01M + 0.480%) due 12/25/2031 ^~	69	64
Credit-Based Asset Servicing and Securitization LLC
1.932% (US0001M + 0.060%) due 11/25/2036 ~	17	11
Discover Card Execution Note Trust
2.207% (LIBOR01M + 0.430%) due 07/15/2021 ~	1,900	1,905
ECMC Group Student Loan Trust
2.533% due 02/27/2068 ~	900	901
Edsouth Indenture LLC
3.022% (US0001M + 1.150%) due 09/25/2040 ~	480	483
First Franklin Mortgage Loan Trust
2.592% (US0001M + 0.720%) due 05/25/2035 ~	40	40
Ford Credit Auto Lease Trust
1.560% due 11/15/2019	327	326
1.917% (US0001M + 0.140%) due 11/15/2019 ~	654	654
Ford Credit Floorplan Master Owner Trust
1.550% due 07/15/2021	1,900	1,873
1.770% due 08/15/2020	900	898
2.221% due 05/15/2023 ~	1,500	1,501
2.237% (LIBOR01M + 0.460%) due 11/15/2021 ~	1,900	1,908
Fremont Home Loan Trust
1.932% (US0001M + 0.060%) due 01/25/2037 ~	9	5
GM Financial Consumer Automobile
1.510% due 03/16/2020	656	654
GMF Floorplan Owner Revolving Trust
2.161% due 03/15/2022 ~	1,800	1,800
2.241% due 03/15/2023 ~	1,800	1,801
3.130% due 03/15/2023	1,800	1,807
GSAMP Trust
1.942% (US0001M + 0.070%) due 12/25/2036 ~	60	32
HSI Asset Loan Obligation Trust
1.932% (US0001M + 0.060%) due 12/25/2036 ~	98	44
Navient Private Education Loan Trust
2.977% (US0001M + 1.200%) due 12/15/2028 ~	753	769
Navient Student Loan Trust
2.172% (US0001M + 0.300%) due 09/26/2022 ~	156	156
Nelnet Student Loan Trust
3.594% (US0003M + 1.650%) due 11/25/2024 ~	933	948
Nissan Auto Receivables Owner Trust
2.077% (US0001M + 0.300%) due 04/15/2019 ~	54	54
NYMT Residential
4.000% due 03/25/2021	123	123
Panhandle-Plains Higher Education Authority, Inc.
2.825% (US0003M + 1.130%) due 10/01/2035 ~	305	308
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.952% (US0001M + 1.080%) due 03/25/2035 ~	500	503
Santander Drive Auto Receivables Trust
1.490% due 02/18/2020	227	227
Santander Retail Auto Lease Trust
1.956% due 10/20/2020 «~	900	900
2.710% due 10/20/2020 «	900	900
Securitized Asset-Backed Receivables LLC Trust
1.932% (US0001M + 0.060%) due 12/25/2036 ^~	98	36

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	25

Schedule of Investments PIMCO Low Duration Fund II (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLC Student Loan Trust
2.225% (US0003M + 0.100%) due 09/15/2026 ~	$612	$611
SLM Student Loan Trust
1.835% (US0003M + 0.090%) due 10/25/2024 ~	398	398
2.245% (US0003M + 0.500%) due 04/25/2024 ~	652	654
2.291% (US0003M + 0.550%) due 10/26/2026 ~	196	196
SMB Private Education Loan Trust
1.930% due 03/16/2026 «~	1,500	1,500
SoFi Consumer Loan Program LLC
2.200% due 11/25/2026	687	684
SoFi Professional Loan Program LLC
2.390% due 02/25/2042	2,802	2,790
Structured Asset Investment Loan Trust
2.847% (US0001M + 0.975%) due 10/25/2033 ~	94	94
Westlake Automobile Receivables Trust
1.780% due 04/15/2020	358	357
2.240% due 12/15/2020	1,900	1,893
World Omni Automobile Lease Securitization Trust
2.590% due 11/16/2020 «	1,100	1,100

Total Asset-Backed Securities (Cost $45,557)		45,616

SHORT-TERM INSTRUMENTS 8.3%

COMMERCIAL PAPER 4.3%
Dominion Gas Holdings LLC
2.184% due 04/16/2018	1,100	1,099

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DTE Electric Co.
2.061% due 04/06/2018	$1,900	$1,899
2.062% due 04/11/2018	1,900	1,898
ING U.S. Funding LLC
0.000% due 07/23/2018	3,125	3,124
1.559% due 05/25/2018	1,500	1,495
JP Morgan Securities
1.579% due 05/29/2018	1,400	1,395
QUALCOMM, Inc.
2.295% due 05/30/2018	1,100	1,096
Schlumberger Holdings
2.562% due 06/20/2018	1,900	1,890
Virginia Electric & Power Co.
2.052% due 04/09/2018	2,200	2,199

		16,095

REPURCHASE AGREEMENTS (e) 2.3%
		8,603

SHORT-TERM NOTES 1.6%
Capital Auto Receivables Asset Trust
2.100% due 03/20/2019	1,900	1,900
Gilead Sciences, Inc.
2.372% due 09/20/2018 ~	1,850	1,850
Pacific Gas & Electric Co.
2.214% due 11/28/2018 ~	1,200	1,197
Santander Retail Auto Lease Trust
2.200% due 03/20/2019 «	900	900

		5,847

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.1%
1.551% due 04/19/2018 (c)(d)	$264	$264

Total Short-Term Instruments (Cost $30,818)		30,809

Total Investments in Securities (Cost $330,013)		330,414

	SHARES
INVESTMENTS IN AFFILIATES 30.7%

SHORT-TERM INSTRUMENTS 30.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 30.7%
PIMCO Short Asset Portfolio	4,975,175	49,762
PIMCO Short-Term Floating NAV Portfolio III	6,602,461	65,252

Total Short-Term Instruments (Cost $115,037)		115,014

Total Investments in Affiliates (Cost $115,037)		115,014

Total Investments 118.9% (Cost $445,050)		$445,428

Financial Derivative Instruments (f)(g) 0.1% (Cost or Premiums, net $576)		299

Other Assets and Liabilities, net (19.0)%		(71,128)

Net Assets 100.0%		$374,599

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(a)	Interest only security.
(b)	Principal only security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$803	U.S. Treasury Notes 2.000% due 04/30/2024	$(820)	$803	$803
SAL	1.910	03/29/2018	04/02/2018	7,800	U.S. Treasury Notes 1.750% due 05/31/2022	(7,965)	7,800	7,802

Total Repurchase Agreements						$(8,785)	$8,603	$8,605

26	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$803	$0	$0	$803	$(820)	$(17)
SAL	7,802	0	0	7,802	(7,965)	(163)

Total Borrowings and Other Financing Transactions	$8,605	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	12/2018	283	$68,985	$(83)	$0	$(10)
90-Day Eurodollar December Futures	12/2019	41	9,965	(88)	0	(1)
90-Day Eurodollar June Futures	06/2018	21	5,129	(28)	0	(1)
90-Day Eurodollar March Futures	03/2019	252	61,368	(357)	0	(9)
90-Day Eurodollar September Futures	09/2018	116	28,311	(148)	0	(3)
90-Day Eurodollar September Futures	09/2019	144	35,019	(188)	0	(2)
U.S. Treasury 2-Year Note June Futures	06/2018	376	79,941	53	12	0

				$(839)	$12	$(26)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar June Futures	06/2020	147	$(35,721)	$(29)	$0	$0
90-Day Eurodollar March Futures	03/2020	88	(21,385)	(18)	1	0
90-Day Eurodollar September Futures	09/2020	132	(32,073)	(24)	0	(2)
U.S. Treasury 5-Year Note June Futures	06/2018	11	(1,259)	(3)	0	(1)
U.S. Treasury 10-Year Note June Futures	06/2018	95	(11,508)	(122)	0	(22)

				$(196)	$1	$(25)

Total Futures Contracts				$(1,035)	$13	$(51)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Citigroup, Inc.	1.000%	Quarterly	06/20/2019	0.213%	$ 6,400	$78	$(14)	$64	$1	$0
JPMorgan Chase & Co.	1.000	Quarterly	06/20/2019	0.215	600	8	(2)	6	0	0
MetLife, Inc.	1.000	Quarterly	03/20/2019	0.098	500	6	(2)	4	0	0
MetLife, Inc.	1.000	Quarterly	06/20/2019	0.103	5,500	75	(13)	62	0	0

						$167	$(31)	$136	$1	$0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	27

Schedule of Investments PIMCO Low Duration Fund II (Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	3-Month USD-LIBOR	2.500%	Semi-Annual	12/20/2027	$7,400	$235	$(89)	$146	$0	$(15)
Receive(4)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	4,200	225	(25)	200	0	(9)

						$460	$(114)	$346	$0	$(24)

Total Swap Agreements						$627	$(145)	$482	$1	$(24)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$13	$1	$14	$0	$(51)	$(24)	$(75)

Cash of $5,614 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GSC	Put - OTC Fannie Mae, TBA 3.500% due 04/01/2048	$99.340	04/05/2018	$ 3,000	$(17)	$0

Total Written Options					$(17)	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(3)
								Asset	Liability
GST	MCDX-25 5-Year Index	1.000%	Quarterly	12/20/2020	$ 18,600	$(34)	$394	$360	$0

Total Swap Agreements						$(34)	$394	$360	$0

28	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)	Net Exposure(4)
GST	$0	$0	$360	$360	$0	$0	$0	$0	$360	$(520)	$(160)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$13	$13
Swap Agreements	0	1	0	0	0	1

	$0	$1	$0	$0	$13	$14

Over the counter
Swap Agreements	$0	$360	$0	$0	$0	$360

	$0	$361	$0	$0	$13	$374

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$51	$51
Swap Agreements	0	0	0	0	24	24

	$0	$0	$0	$0	$75	$75

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$18	$18
Written Options	0	0	0	0	16	16
Futures	0	0	0	0	(341)	(341)
Swap Agreements	0	105	0	0	(369)	(264)

	$0	$105	$0	$0	$(676)	$(571)

Over the counter
Written Options	$0	$0	$0	$0	$51	$51
Swap Agreements	0	365	0	0	38	403

	$0	$365	$0	$0	$89	$454

	$0	$470	$0	$0	$(587)	$(117)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	29

Schedule of Investments PIMCO Low Duration Fund II (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$10	$10
Futures	0	0	0	0	(1,082)	(1,082)
Swap Agreements	0	(49)	0	0	(19)	(68)

	$0	$(49)	$0	$0	$(1,091)	$(1,140)

Over the counter
Written Options	$0	$0	$0	$0	$(23)	$(23)
Swap Agreements	0	(38)	0	0	(150)	(188)

	$0	$(38)	$0	$0	$(173)	$(211)

	$0	$(87)	$0	$0	$(1,264)	$(1,351)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$56,835	$0	$56,835
Industrials	0	64,726	0	64,726
Utilities	0	13,034	0	13,034
U.S. Government Agencies	0	98,682	0	98,682
Non-Agency Mortgage-Backed Securities	0	20,712	0	20,712
Asset-Backed Securities	0	41,216	4,400	45,616
Short-Term Instruments
Commercial Paper	0	16,095	0	16,095
Repurchase Agreements	0	8,603	0	8,603
Short-Term Notes	0	4,947	900	5,847
U.S. Treasury Bills	0	264	0	264

	$0	$325,114	$5,300	$330,414

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$115,014	$0	$0	$115,014

Total Investments	$115,014	$325,114	$5,300	$445,428

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$13	$1	$0	$14
Over the counter	0	360	0	360

	$13	$361	$0	$374

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(51)	$(24)	$0	$(75)

Total Financial Derivative Instruments	$(38)	$337	$0	$299

Totals	$114,976	$325,451	$5,300	$445,727

There were no significant transfers among Levels 1 and 2 during the period ended March 31, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2018:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2018(1)
Investments in Securities, at Value
Asset-Backed Securities	$1,500	$4,400	$(663)	$0	$0	$(2)	$0	$(835)	$4,400	$0
Short-Term Instruments
Short-Term Notes	0	900	0	0	0	0	0	0	900	0

Totals	$1,500	$5,300	$(663)	$0	$0	$(2)	$0	$(835)	$5,300	$0

30	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Asset-Backed Securities	$4,400	Third Party Vendor	Broker Quote	99.993-100.000
Short-Term Instruments
Short-Term Notes	900	Third Party Vendor	Broker Quote	100.000

Total	$5,300

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	31

Schedule of Investments PIMCO Low Duration ESG Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 119.7%

CORPORATE BONDS & NOTES 53.1%

BANKING & FINANCE 33.7%
ABN AMRO Bank NV
0.750% due 06/09/2020	EUR	400	$	501
American Tower Corp.
2.800% due 06/01/2020		$1,500		1,490
3.400% due 02/15/2019		1,600		1,606
ANZ New Zealand International Ltd.
2.250% due 02/01/2019		300		299
Asian Development Bank
1.875% due 08/10/2022		800		773
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(c)	EUR	200		75
Bank Nederlandse Gemeenten NV
2.125% due 12/14/2020		$3,000		2,959
Bank of America Corp.
1.950% due 05/12/2018 (g)		1,600		1,599
2.151% due 11/09/2020		1,100		1,079
2.815% due 03/05/2024 ~		1,000		996
3.300% due 01/11/2023		300		299
Bank of China Ltd.
1.875% due 07/12/2019		1,600		1,576
Barclays PLC
0.625% due 11/14/2023 •	EUR	900		1,088
Citigroup, Inc.
2.450% (US0003M + 0.690%) due 04/27/2018 ~		$600		600
2.450% due 01/10/2020		200		198
2.450% due 10/27/2022 ~		600		598
3.142% due 01/24/2023 •		600		593
Citizens Bank N.A.
2.300% due 12/03/2018		800		797
Commonwealth Bank of Australia
1.750% due 11/02/2018		700		697
Dexia Credit Local S.A.
2.500% due 01/25/2021		1,400		1,390
Ford Motor Credit Co. LLC
2.717% (US0003M + 0.930%) due 11/04/2019 ~		500		503
3.025% (US0003M + 0.900%) due 06/15/2018 ~		600		601
3.284% (US0003M + 1.580%) due 01/08/2019 ~		500		504
5.000% due 05/15/2018		300		301
General Motors Financial Co., Inc.
3.100% due 01/15/2019		600		601
Goldman Sachs Group, Inc.
2.904% (US0003M + 1.160%) due 04/23/2020 ~(g)		1,200		1,217
3.105% (US0003M + 1.360%) due 04/23/2021 ~		500		511
6.000% due 06/15/2020		400		423
7.500% due 02/15/2019		200		208
HSBC France S.A.
0.625% due 12/03/2020	EUR	900		1,125
HSBC Holdings PLC
3.033% due 11/22/2023 •		$1,200		1,172
ING Bank NV
0.750% due 11/24/2020	EUR	400		502
International Bank for Reconstruction & Development
1.750% due 11/22/2021		$3,600		3,494
2.250% due 01/17/2023	CAD	2,800		2,167
International Lease Finance Corp.
7.125% due 09/01/2018		$1,400		1,423
Intesa Sanpaolo SpA
0.875% due 06/27/2022	EUR	1,200		1,488
Kreditanstalt fuer Wiederaufbau
2.000% due 09/29/2022		$4,400		4,264
LeasePlan Corp. NV
2.500% due 05/16/2018		400		400

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Macquarie Bank Ltd.
2.880% (US0003M + 1.120%) due 07/29/2020 ~		$1,000	$	1,014
Macquarie Group Ltd.
3.000% due 12/03/2018 (g)		1,300		1,301
Marsh & McLennan Cos., Inc.
2.350% due 03/06/2020		400		396
Mitsubishi UFJ Financial Group, Inc.
2.527% due 09/13/2023		1,100		1,050
2.757% due 03/02/2023 ~		1,200		1,199
Morgan Stanley
3.148% (US0003M + 1.375%) due 02/01/2019 ~		500		504
National Australia Bank Ltd.
0.350% due 09/07/2022	EUR	300		368
Nederlandse Waterschapsbank NV
2.125% due 11/15/2021		$2,100		2,056
Private Export Funding Corp.
2.100% due 12/19/2019		1,500		1,495
2.650% due 02/16/2021		1,000		999
Reliance Standard Life Global Funding
2.500% due 01/15/2020		1,500		1,485
Santander Holdings USA, Inc.
2.700% due 05/24/2019		163		163
SBA Communications Corp.
4.875% due 09/01/2024		400		394
Skandinaviska Enskilda Banken AB
2.375% due 03/25/2019		700		698
Sumitomo Mitsui Banking Corp.
2.450% due 10/20/2020		1,700		1,674
Sumitomo Mitsui Financial Group, Inc.
0.934% due 10/11/2024	EUR	900		1,106
Sumitomo Mitsui Trust Bank Ltd.
2.644% (US0003M + 0.910%) due 10/18/2019 ~		$1,200		1,209
Swedbank AB
0.250% due 11/07/2022	EUR	400		488
Toronto-Dominion Bank
2.250% due 09/25/2019 (g)		$1,400		1,392
UBS AG
2.450% due 12/01/2020		1,300		1,277
2.486% due 12/01/2020 ~		1,300		1,301
UBS Group Funding Switzerland AG
3.500% (US0003M + 1.780%) due 04/14/2021 ~		800		829
Westpac Banking Corp.
2.100% due 02/25/2021		1,000		979
3.100% due 06/03/2021	AUD	1,600		1,238

				64,732

INDUSTRIALS 14.1%
Apple, Inc.
2.850% due 02/23/2023		$1,200		1,190
3.000% due 06/20/2027 (g)		1,300		1,254
CA, Inc.
3.600% due 08/01/2020		300		303
Campbell Soup Co.
2.645% due 03/16/2020 ~		1,200		1,200
2.775% due 03/15/2021 ~		500		500
Coca-Cola Co.
1.375% due 05/30/2019		400		395
CVS Health Corp.
3.125% due 03/09/2020		600		601
Danone S.A.
1.691% due 10/30/2019		300		294
2.589% due 11/02/2023		600		569
Dell International LLC
3.480% due 06/01/2019		2,200		2,210
DXC Technology Co.
2.956% due 03/01/2021 ~		900		901
eBay, Inc.
2.150% due 06/05/2020		800		785

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
ERAC USA Finance LLC
2.600% due 12/01/2021	$300	$	293
General Mills, Inc.
5.650% due 02/15/2019	500		512
Georgia-Pacific LLC
2.539% due 11/15/2019	800		795
5.400% due 11/01/2020	200		212
Hewlett Packard Enterprise Co.
2.850% due 10/05/2018	1,800		1,802
Intel Corp.
1.700% due 05/19/2021	400		387
1.891% (US0003M + 0.080%) due 05/11/2020 ~	700		701
Kinder Morgan, Inc.
7.250% due 06/01/2018	200		201
Komatsu Finance America, Inc.
2.118% due 09/11/2020	500		490
Kraft Heinz Foods Co.
2.000% due 07/02/2018	1,200		1,199
Local Initiatives Support Corp.
3.005% due 03/01/2022	700		676
Marriott International, Inc.
3.000% due 03/01/2019	300		300
Microsoft Corp.
1.100% due 08/08/2019 (g)	400		393
Mondelez International Holdings Netherlands BV
1.625% due 10/28/2019	400		392
2.000% due 10/28/2021	1,400		1,337
Oracle Corp.
1.900% due 09/15/2021	1,000		966
2.375% due 01/15/2019	1,200		1,200
5.000% due 07/08/2019	600		619
5.750% due 04/15/2018	1,300		1,301
RELX Capital, Inc.
8.625% due 01/15/2019	200		209
SES Global Americas Holdings GP
2.500% due 03/25/2019	500		497
Smiths Group PLC
7.200% due 05/15/2019	200		209
Telefonica Emisiones S.A.U.
5.134% due 04/27/2020	1,000		1,039
Time Warner Cable LLC
6.750% due 07/01/2018	200		202
WestRock RKT Co.
4.450% due 03/01/2019	100		102
Zoetis, Inc.
3.250% due 02/01/2023	900		892

			27,128

UTILITIES 5.3%
AT&T, Inc.
2.672% (US0003M + 0.950%) due 07/15/2021 ~	400		404
Avangrid, Inc.
3.150% due 12/01/2024	1,200		1,166
Baltimore Gas & Electric Co.
3.350% due 07/01/2023	1,000		1,005
British Telecommunications PLC
2.350% due 02/14/2019	2,400		2,392
Consolidated Edison, Inc.
2.000% due 05/15/2021	900		870
NextEra Energy Capital Holdings, Inc.
2.700% due 09/15/2019 (g)	1,500		1,496
Sempra Energy
2.209% due 01/15/2021 ~	1,200		1,201
Southern Power Co.
1.950% due 12/15/2019	1,700		1,671

			10,205

Total Corporate Bonds & Notes (Cost $103,155)			102,065

32	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.0%

TEXAS 0.0%
North Texas Higher Education Authority, Inc., Revenue Bonds, Series 2011
2.795% due 04/01/2040 ~	$50	$	51

Total Municipal Bonds & Notes (Cost $51)			51

U.S. GOVERNMENT AGENCIES 24.3%
Fannie Mae
1.000% due 01/25/2043	32		29
1.971% (US0001M + 0.350%) due 09/25/2042 ~	67		66
2.322% (LIBOR01M + 0.450%) due 06/25/2021 ~	1		1
2.401% (12MTA + 1.200%) due 07/01/2042 ~	14		15
2.451% (12MTA + 1.250%) due 09/01/2041 ~	42		43
2.601% (12MTA + 1.400%) due 09/01/2040 ~	3		3
2.772% (LIBOR01M + 0.900%) due 06/25/2021 - 09/25/2021 ~	3		3
3.008% (US0012M + 1.258%) due 11/01/2034 ~	7		7
3.054% (12MTA + 1.842%) due 11/01/2035 ~	8		8
3.210% (COF 11 + 1.250%) due 08/01/2029 ~	14		15
3.298% (US0012M + 1.511%) due 05/01/2035 ~	8		8
3.330% due 11/01/2023	1,200		1,220
3.375% (US0012M + 1.625%) due 11/01/2035 ~	23		24
3.454% (US0012M + 1.636%) due 07/01/2035 ~	9		9
3.500% (US0012M + 1.750%) due 08/01/2035 ~	68		72
3.500% due 02/25/2043 (a)	1,523		222
5.000% due 01/25/2040 - 07/25/2040	370		384
5.436% due 12/25/2042 ~	6		6
5.500% due 03/01/2023 - 02/01/2028	619		654
5.750% due 10/25/2035	17		19
5.868% (COF 11 + 1.250%) due 02/01/2031 ~	8		8
6.000% due 05/01/2037	1		1
7.500% due 07/25/2022	9		9
Fannie Mae, TBA
3.000% due 05/01/2048	2,000		1,946
3.500% due 05/01/2048	14,000		14,000
4.000% due 05/01/2048 - 06/01/2048	17,000		17,402
FDIC Structured Sale Guaranteed Notes
2.073% (LIBOR01M + 0.500%) due 11/29/2037 ~	157		157
Freddie Mac
1.661% (LIBOR01M + 0.040%) due 12/25/2036 ~	34		34
1.975% (LIBOR01M + 0.400%) due 12/15/2042 ~	2,054		2,052
2.000% due 11/15/2026	648		636
2.227% (LIBOR01M + 0.450%) due 11/15/2030 ~	2		2
2.263% (12MTA + 1.200%) due 02/25/2045 ~	35		35
2.487% (LIBOR01M + 0.710%) due 10/15/2037 ~	68		69
3.333% (H15T1Y + 2.250%) due 08/01/2035 ~	39		41
3.511% (US0012M + 1.717%) due 07/01/2035 ~	11		12
3.544% (US0012M + 1.721%) due 06/01/2035 ~	46		48
5.000% due 10/01/2033	8		8
6.500% due 07/25/2043	63		71
6.837% (- 1.6*LIBOR01M + 9.680%) due 08/15/2044 ~	493		517
7.000% due 04/15/2023	3		3

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Ginnie Mae
1.613% due 02/20/2041 ~		$9	$	10
2.022% (US0001M + 0.460%) due 06/20/2065 ~		323		324
2.025% (US0001M + 0.450%) due 04/20/2065 ~		218		219
2.064% (LIBOR01M + 0.400%) due 11/20/2045 ~		289		288
2.075% (LIBOR01M + 0.500%) due 07/20/2067 ~		1,604		1,609
2.077% due 10/20/2043 «~		1,476		1,477
2.155% (US0001M + 0.580%) due 05/20/2066 ~		662		664
2.175% (US0001M + 0.600%) due 04/20/2065 ~		237		238
2.295% (US0001M + 0.720%) due 02/20/2066 ~		775		779
2.336% (LIBOR01M + 0.550%) due 12/16/2025 ~		2		2
2.375% (H15T1Y + 1.500%) due 02/20/2032 ~		11		12
2.480% (US0012M + 0.750%) due 06/20/2067 ~		1,189		1,230
2.625% (H15T1Y + 1.500%) due 06/20/2027 - 05/20/2030 ~		25		26

Total U.S. Government Agencies (Cost $46,685)				46,737

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.2%
American Home Mortgage Investment Trust
3.706% (US0012M + 1.500%) due 10/25/2034 ~		19		19
4.211% (US0006M + 2.000%) due 02/25/2045 ~		14		14
Banc of America Funding Trust
2.152% (US0001M + 0.280%) due 07/25/2037 ~		117		113
3.608% due 05/25/2035 ~		249		262
Banc of America Mortgage Trust
3.800% due 08/25/2034 ~		143		142
4.328% due 03/25/2033 ~		191		191
Bear Stearns Adjustable Rate Mortgage Trust
3.728% due 02/25/2033 ~		1		1
3.808% due 01/25/2034 ~		10		11
Bear Stearns ALT-A Trust
3.589% due 09/25/2035 ~		15		14
3.688% due 05/25/2035 ~		62		63
Citigroup Mortgage Loan Trust
1.942% (LIBOR01M + 0.070%) due 01/25/2037 ~		61		52
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~		17		17
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~		10		10
Countrywide Home Loan Mortgage Pass-Through Trust
3.491% due 11/25/2034 ~		38		38
3.520% due 02/20/2035 ~		34		34
3.537% (US0012M + 1.750%) due 02/20/2036 ^~		57		52
Credit Suisse Mortgage Capital Certificates
3.639% due 09/26/2047 ~		214		215
Eurosail PLC
1.304% (BP0003M + 0.700%) due 09/13/2045 ~	GBP	34		47
1.554% (BP0003M + 0.950%) due 06/13/2045 ~		1,189		1,673
First Horizon Alternative Mortgage Securities Trust
3.123% due 01/25/2035 ~		$222		219
Firstmac Mortgage Funding Trust
2.771% due 03/08/2049 ~	AUD	800		614
3.021% due 03/08/2049 ~		800		614
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049 ~		$89		89
GMAC Mortgage Corp. Loan Trust
3.812% due 11/19/2035 ~		17		16

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Great Hall Mortgages PLC
2.308% (US0003M + 0.130%) due 06/18/2039 ~		$181	$	178
GS Mortgage Securities Corp. Trust
3.980% due 02/10/2029		500		505
GSR Mortgage Loan Trust
3.111% due 06/25/2034 ~		18		17
3.614% due 09/25/2035 ~		79		81
3.641% due 11/25/2035 ~		91		92
JPMorgan Chase Commercial Mortgage Securities Trust
3.227% (LIBOR01M + 1.450%) due 10/15/2033 ~		500		501
JPMorgan Mortgage Trust
5.750% due 01/25/2036 ^		36		31
Merrill Lynch Mortgage Investors Trust
2.122% (US0001M + 0.250%) due 11/25/2035 ~		2		2
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
2.152% (US0001M + 0.280%) due 12/25/2035 ~		66		65
Prime Mortgage Trust
2.272% (US0001M + 0.400%) due 02/25/2034 ~		3		3
RBSSP Resecuritization Trust
3.581% due 12/25/2035 ~		272		278
3.888% (US0001M + 0.150%) due 01/26/2036 ~		283		287
Silverstone Master Issuer PLC
0.893% (BP0003M + 0.370%) due 01/21/2070 ~	GBP	400		562
Structured Adjustable Rate Mortgage Loan Trust
2.682% (12MTA + 1.400%) due 01/25/2035 ~		$54		51
3.644% due 08/25/2034 ~		69		69
3.689% due 02/25/2034 ~		51		52
Structured Asset Mortgage Investments Trust
2.058% (US0001M + 0.250%) due 07/19/2035 ~		23		22
2.132% (US0001M + 0.260%) due 03/25/2037 ~		122		92
2.152% (US0001M + 0.280%) due 02/25/2036 ^~		25		24
WaMu Mortgage Pass-Through Certificates Trust
2.013% (12MTA + 0.730%) due 01/25/2047 ~		27		27
2.142% (US0001M + 0.270%) due 12/25/2045 ~		20		19
2.162% (US0001M + 0.290%) due 10/25/2045 ~		126		126
2.612% (US0001M + 0.740%) due 11/25/2034 ~		62		61
2.683% (12MTA + 1.400%) due 06/25/2042 ~		16		15
Washington Mutual Mortgage Pass-Through Certificates Trust
3.426% due 02/25/2033 ~		2		2
Wells Fargo Mortgage-Backed Securities Trust
3.488% due 10/25/2035 ~		315		318
3.645% due 06/25/2035 ~		106		110

Total Non-Agency Mortgage-Backed Securities (Cost $8,224)				8,110

ASSET-BACKED SECURITIES 10.0%
Ally Auto Receivables Trust
1.490% due 11/15/2019		391		390
Ally Master Owner Trust
1.630% due 05/15/2020		700		699
American Express Credit Account Master Trust
1.640% due 12/15/2021		1,200		1,189
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.982% (US0001M + 1.110%) due 03/25/2035 ~		1,300		1,280

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	33

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
BA Credit Card Trust
2.157% (LIBOR01M + 0.380%) due 06/15/2021 ~	$1,200	$	1,203
Bear Stearns Asset-Backed Securities Trust
2.872% (US0001M + 1.000%) due 10/25/2037 ~	138		139
Capital One Multi-Asset Execution Trust
1.450% due 08/16/2021	500		498
2.227% (LIBOR01M + 0.450%) due 02/15/2022 ~	1,200		1,204
CARDS Trust
2.147% (LIBOR01M + 0.370%) due 04/18/2022 ~	1,000		1,001
2.477% (LIBOR01M + 0.700%) due 07/15/2021 ~	1,000		1,003
Countrywide Asset-Backed Certificates
2.292% (US0001M + 0.420%) due 01/25/2045 ~	400		399
2.352% (LIBOR01M + 0.480%) due 12/25/2031 ^~	12		11
Countrywide Asset-Backed Certificates Trust
2.612% (US0001M + 0.740%) due 12/25/2034 ~	1,928		1,898
ECMC Group Student Loan Trust
2.533% due 02/27/2068 ~	600		600
Edsouth Indenture LLC
3.022% (US0001M + 1.150%) due 09/25/2040 ~	137		138
Ford Credit Auto Lease Trust
1.560% due 11/15/2019	131		130
1.917% (US0001M + 0.140%) due 11/15/2019 ~	327		327
GE-WMC Mortgage Securities Trust
1.912% (US0001M + 0.040%) due 08/25/2036 ~	2		1
Hildene CLO Ltd.
2.919% (US0003M + 1.180%) due 07/19/2026 ~	300		300
JPMorgan Mortgage Acquisition Corp.
2.102% (US0001M + 0.230%) due 05/25/2035 ~	126		127
Massachusetts Educational Financing Authority
2.695% (US0003M + 0.950%) due 04/25/2038 ~	30		30
Morgan Stanley ABS Capital, Inc. Trust
1.922% (US0001M + 0.050%) due 07/25/2036 ~	11		6
Navient Private Education Loan Trust
2.977% (US0001M + 1.200%) due 12/15/2028 ~	167		171
Nelnet Student Loan Trust
3.594% (US0003M + 1.650%) due 11/25/2024 ~	622		632
NovaStar Mortgage Funding Trust
2.192% (US0001M + 0.320%) due 05/25/2036 ~	403		401

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
NYMT Residential
4.000% due 03/25/2021		$74	$	74
Palmer Square Loan Funding Ltd.
0.000% due 07/15/2026 ~(b)		600		600
Panhandle-Plains Higher Education Authority, Inc.
2.825% (US0003M + 1.130%) due 10/01/2035 ~		122		123
Penarth Master Issuer PLC
2.206% due 03/18/2022 ~		600		600
RAAC Trust
2.352% (US0001M + 0.480%) due 03/25/2037 ~		63		64
Securitized Asset-Backed Receivables LLC Trust
1.932% (US0001M + 0.060%) due 12/25/2036 ^~		49		18
SLC Student Loan Trust
2.225% (US0003M + 0.100%) due 09/15/2026 ~		367		367
2.235% (US0003M + 0.110%) due 03/15/2027 ~		306		304
SLM Student Loan Trust
0.000% (EUR003M + 0.260%) due 12/15/2023 ~	EUR	113		139
1.835% (US0003M + 0.090%) due 10/25/2024 ~		$239		239
1.835% (US0003M + 0.090%) due 01/26/2026 ~		453		451
1.865% (US0003M + 0.120%) due 01/25/2027 ~		297		296
1.895% (US0003M + 0.150%) due 10/25/2029 ~		595		592
2.245% (US0003M + 0.500%) due 04/25/2024 ~		338		339
2.291% (US0003M + 0.550%) due 10/26/2026 ~		274		274
3.245% (US0003M + 1.500%) due 04/25/2023 ~		47		48
SoFi Consumer Loan Program LLC
2.200% due 11/25/2026		305		304
Structured Asset Investment Loan Trust
2.577% (US0001M + 0.705%) due 03/25/2034 ~		124		121
2.847% (US0001M + 0.975%) due 10/25/2033 ~		36		36
VOLT LLC
3.250% due 06/25/2047		405		404

Total Asset-Backed Securities (Cost $18,804)				19,170

SOVEREIGN ISSUES 3.6%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	400		496
Export Development Canada
1.800% due 09/01/2022	CAD	1,700		1,298
Japan Bank for International Cooperation
2.375% due 07/21/2022		$500		488
2.500% due 06/01/2022		1,600		1,570

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
Province of Quebec
1.650% due 03/03/2022	CAD	1,000	$	760
2.450% due 03/01/2023		3,000		2,341

Total Sovereign Issues (Cost $7,092)				6,953

SHORT-TERM INSTRUMENTS 24.5%

COMMERCIAL PAPER 2.7%
Ford Motor Credit Co.
1.920% due 05/02/2018		$400		399
ING U.S. Funding LLC
1.950% due 09/11/2018		1,100		1,099
2.051% due 07/23/2018		700		700
Kraft Food Group, Inc.
2.000% due 04/02/2018		600		600
Marriott International
1.990% due 04/04/2018		1,200		1,200
Mondelez International, Inc.
2.420% due 04/18/2018		600		599
2.520% due 05/04/2018		600		599

				5,196

REPURCHASE AGREEMENTS (f) 2.7%
				5,281

SHORT-TERM NOTES 1.0%
Pacific Gas & Electric Co.
2.214% due 11/28/2018 ~(g)		1,800		1,796

JAPAN TREASURY BILLS 16.8%
(0.177)% due 04/09/2018 - 06/04/2018 (d)(e)	JPY	3,440,000		32,335

U.S. TREASURY BILLS 1.3%
1.452% due 04/19/2018 - 04/26/2018 (d)(e)(j)		$2,565		2,563

Total Short-Term Instruments (Cost $46,810)				47,171

Total Investments in Securities (Cost $230,821)				230,257

Total Investments 119.7% (Cost $230,821)			$	230,257

Financial Derivative Instruments (h)(i) (1.2)% (Cost or Premiums, net $303)				(2,362)

Other Assets and Liabilities, net (18.5)%				(35,501)

Net Assets 100.0%			$	192,394

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	When-issued security.
(c)	Security is not accruing income as of the date of this report.

34	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$581	U.S. Treasury Notes 2.000% due 04/30/2024	$(597)	$581	$581
SAL	1.910	03/29/2018	04/02/2018	4,700	U.S. Treasury Notes 1.750% due 05/31/2022	(4,799)	4,700	4,701

Total Repurchase Agreements						$(5,396)	$5,281	$5,282

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
UBS	2.200%	03/26/2018	04/02/2018	$(9,594)	$(9,598)
	2.200	03/26/2018	04/09/2018	(374)	(374)

Total Reverse Repurchase Agreements					$(9,972)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
FICC	$581	$0	$0	$581	$(597)	$(16)
SAL	4,701	0	0	4,701	(4,799)	(98)
UBS	0	(9,972)	0	(9,972)	10,449	477

Total Borrowings and Other Financing Transactions	$5,282	$(9,972)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(9,972)	$0	$0	$(9,972)

Total Borrowings	$0	$(9,972)	$0	$0	$(9,972)

Payable for reverse repurchase agreements					$(9,972)

(g)	Securities with an aggregate market value of $10,449 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(164) at a weighted average interest rate of 2.200%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	35

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	128	$	31,202	$(37)	$0	$(5)
90-Day Eurodollar June Futures	06/2019	21		5,110	(45)	0	(1)
90-Day Eurodollar March Futures	03/2019	65		15,829	(98)	0	(2)
90-Day Eurodollar September Futures	09/2018	45		10,983	(67)	0	(1)
Euro-Bund 10-Year Bond June Futures	06/2018	33	EUR	6,474	107	8	0
U.S. Treasury 2-Year Note June Futures	06/2018	303	$	64,421	41	9	0

					$(99)	$17	$(9)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar June Futures	06/2020	43	$	(10,449)	$(6)	$0	$0
90-Day Eurodollar March Futures	03/2020	59		(14,338)	(12)	1	0
90-Day Eurodollar September Futures	09/2020	81		(19,681)	(14)	0	(1)
Canada Government 10-Year Bond June Futures	06/2018	35	CAD	(3,620)	(65)	0	(15)
Euro-OAT France Government 10-Year Bond June Futures	06/2018	48	EUR	(9,130)	(188)	0	(17)
U.S. Treasury 5-Year Note June Futures	06/2018	192	$	(21,977)	(51)	0	(21)
U.S. Treasury 10-Year Note June Futures	06/2018	48		(5,815)	(62)	0	(11)

					$(398)	$1	$(65)

Total Futures Contracts					$(497)	$18	$(74)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
MetLife, Inc.	1.000%	Quarterly	03/20/2019	0.098%	$	200	$3	$(1)	$2	$0	$0
MetLife, Inc.	1.000	Quarterly	09/20/2019	0.141		500	8	(2)	6	0	0

							$11	$(3)	$8	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month USD-LIBOR	2.500%	Semi-Annual	12/20/2027	$	5,300	$168	$(63)	$105	$0	$(10)
Receive(4)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		2,600	139	(15)	124	0	(6)
Receive(4)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028	GBP	2,400	58	(43)	15	0	(13)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	890,000	(54)	(4)	(58)	3	0

							$311	$(125)	$186	$3	$(29)

Total Swap Agreements							$322	$(128)	$194	$3	$(29)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$18	$3	$21	$0	$(74)	$(29)	$(103)

36	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

Cash of $1,355 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2018	AUD	3,221		$2,526	$52	$0
BOA	04/2018	DKK	10,867		1,596	0	(197)
	05/2018	EUR	1,536		1,902	6	0
	05/2018	NOK	1,100		143	2	0
	05/2018	SEK	5,050		619	12	0
	05/2018		$887	JPY	94,200	0	0
	05/2018		3,439	SEK	28,150	1	(59)
	06/2018		371	TWD	10,728	1	0
	07/2018	DKK	8,920		$1,379	0	(103)
BPS	04/2018		20,076		2,970	0	(344)
	04/2018	JPY	80,000		723	0	(30)
	05/2018	SEK	39,795		4,960	175	0
	06/2018	JPY	340,000		3,208	0	0
	06/2018	TWD	89,934		3,112	0	(3)
	06/2018		$36	TWD	1,041	0	0
CBK	04/2018	DKK	10,890		$1,632	0	(166)
	04/2018	GBP	3,193		4,467	6	(19)
	04/2018	JPY	100,000		888	0	(52)
	05/2018		719,000		6,690	7	(91)
	06/2018		250,000		2,357	0	(1)
	06/2018		$148	KRW	157,328	0	0
	07/2018	DKK	1,580		$263	0	0
DUB	04/2018	EUR	400		493	1	0
	04/2018		$2,493	AUD	3,221	0	(19)
	05/2018	AUD	3,221		$2,493	19	0
	06/2018		$643	TWD	18,637	2	0
FBF	04/2018	KRW	858,641		$802	0	(4)
	04/2018		$805	KRW	858,641	1	0
	06/2018		803		858,641	7	0
GLM	04/2018	CAD	5,000		$3,895	16	(2)
	04/2018	DKK	18,625		2,756	0	(318)
	04/2018	KRW	138,120		129	0	0
	04/2018		$768	DKK	5,012	60	0
	04/2018		129	KRW	138,120	1	0
	05/2018	EUR	5,125		$6,329	5	0
	05/2018	JPY	325,600		3,059	0	(8)
	05/2018		$1,358	EUR	1,082	0	(22)
	05/2018		2,692	JPY	284,300	0	(13)
	06/2018		2,052	KRW	2,206,865	29	0
	06/2018		229	TWD	6,622	0	0
HUS	04/2018	CAD	5,560		$4,406	90	0
	04/2018	DKK	21,940		3,266	0	(355)
	04/2018	TWD	15,248		524	1	0
	04/2018		$2,460	GBP	1,730	0	(33)
	04/2018		524	TWD	15,248	0	(1)
	05/2018	GBP	1,730		$2,463	33	0
	06/2018	KRW	3,211,218		2,971	0	(58)
	06/2018		$609	TWD	17,563	0	(1)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	37

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
JPM	04/2018	DKK	23,805		$3,910	$8	$(27)
	04/2018	EUR	1,200		1,482	3	0
	04/2018	GBP	267		369	0	(6)
	04/2018	JPY	90,000		813	0	(34)
	04/2018		$6,635	CAD	8,540	0	(6)
	04/2018		2,395	GBP	1,730	32	0
	05/2018	CAD	8,540		$6,638	6	0
	05/2018	EUR	1,099		1,377	21	0
	05/2018	JPY	163,800		1,553	9	0
	05/2018	NOK	2,660		347	7	0
	05/2018	SEK	1,500		184	4	0
	05/2018		$1,686	CAD	2,174	2	0
	05/2018		4,572	JPY	481,500	0	(36)
	05/2018		477	NOK	3,765	4	0
	05/2018		4,794	SEK	39,015	0	(108)
	06/2018	JPY	310,000		$2,926	1	0
	06/2018		$347	SGD	454	0	0
	06/2018		491	TWD	14,192	1	0
	07/2018		21	DKK	133	2	0
MSB	04/2018	EUR	500		$619	3	0
	05/2018	JPY	1,740,000		16,087	0	(305)
NAB	04/2018		$2,598	EUR	2,100	0	(9)
RBC	04/2018	CAD	2,980		$2,336	23	0
	04/2018		$2,936	JPY	310,000	0	(20)
	07/2018		1,955	DKK	11,700	0	(11)
RYL	04/2018		779	CAD	1,000	0	(2)
SCX	04/2018	DKK	4,203		$625	0	(69)
	04/2018	KRW	188,767		177	0	0
	04/2018		$623	CAD	800	0	(2)
	04/2018		176	KRW	188,767	1	0
	05/2018	EUR	1,900		$2,322	0	(22)
	06/2018	SGD	453		345	0	(1)
	06/2018		$378	TWD	10,932	1	0
SOG	05/2018		4,825	JPY	509,000	0	(33)
	06/2018		5,469		580,000	3	0
SSB	04/2018		1,245	CAD	1,600	0	(3)
	04/2018		1,040	DKK	6,299	0	(1)
	05/2018		3,096	EUR	2,500	0	(11)
	10/2018	DKK	6,299		$1,056	1	0
TOR	04/2018		5,252		768	0	(99)
	10/2018		$1,667	DKK	9,900	0	(9)
UAG	04/2018	CAD	1,600		$1,240	0	(1)
	04/2018	DKK	9,730		1,614	8	0
	04/2018	JPY	140,000		1,264	0	(53)
	04/2018	KRW	531,753		499	0	0
	04/2018		$2,491	CAD	3,200	0	(7)
	04/2018		18,664	DKK	112,500	0	(96)
	04/2018		491	KRW	531,753	8	0
	05/2018	JPY	430,000		$3,969	0	(82)
	06/2018		640,000		6,033	0	(5)
	07/2018	DKK	3,000		501	3	0
	10/2018		3,700		623	3	0

Total Forward Foreign Currency Contracts						$681	$(2,957)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
RYL	Put - OTC AUD versus USD	$0.768	04/12/2018	AUD 1,000	$(4)	$(5)
	Call - OTC AUD versus USD	0.807	04/12/2018	1,000	(5)	0

					$(9)	$(5)

38	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GSC	Put - OTC Fannie Mae, TBA 3.500% due 04/01/2048	$99.340	04/05/2018	$ 2,000	$(11)	$0

Total Written Options					$(20)	$(5)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
JPM	PSEG Power LLC	1.000%	Quarterly	12/20/2018	0.088%	$	200	$1	$0	$1	$0

Total Swap Agreements								$1	$0	$1	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
AZD	$52	$0	$0	$52	$0	$0	$0	$0	$52	$0	$52
BOA	22	0	0	22	(359)	0	0	(359)	(337)	328	(9)
BPS	175	0	0	175	(377)	0	0	(377)	(202)	255	53
CBK	13	0	0	13	(329)	0	0	(329)	(316)	396	80
DUB	22	0	0	22	(19)	0	0	(19)	3	0	3
FBF	8	0	0	8	(4)	0	0	(4)	4	0	4
GLM	111	0	0	111	(363)	0	0	(363)	(252)	325	73
HUS	124	0	0	124	(448)	0	0	(448)	(324)	322	(2)
JPM	100	0	1	101	(217)	0	0	(217)	(116)	0	(116)
MSB	3	0	0	3	(305)	0	0	(305)	(302)	315	13
NAB	0	0	0	0	(9)	0	0	(9)	(9)	0	(9)
RBC	23	0	0	23	(31)	0	0	(31)	(8)	0	(8)
RYL	0	0	0	0	(2)	(5)	0	(7)	(7)	0	(7)
SCX	2	0	0	2	(94)	0	0	(94)	(92)	89	(3)
SOG	3	0	0	3	(33)	0	0	(33)	(30)	0	(30)
SSB	1	0	0	1	(15)	0	0	(15)	(14)	0	(14)
TOR	0	0	0	0	(108)	0	0	(108)	(108)	0	(108)
UAG	22	0	0	22	(244)	0	0	(244)	(222)	240	18

Total Over the Counter	$681	$0	$1	$682	$(2,957)	$(5)	$0	$(2,962)

(j)	Securities with an aggregate market value of $2,268 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	39

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$18	$18
Swap Agreements	0	0	0	0	3	3

	$0	$0	$0	$0	$21	$21

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$681	$0	$681
Swap Agreements	0	1	0	0	0	1

	$0	$1	$0	$681	$0	$682

	$0	$1	$0	$681	$21	$703

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$74	$74
Swap Agreements	0	0	0	0	29	29

	$0	$0	$0	$0	$103	$103

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,957	$0	$2,957
Written Options	0	0	0	5	0	5

	$0	$0	$0	$2,962	$0	$2,962

	$0	$0	$0	$2,962	$103	$3,065

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$9	$9
Written Options	0	0	0	0	8	8
Futures	0	0	0	0	(514)	(514)
Swap Agreements	0	8	0	0	(92)	(84)

	$0	$8	$0	$0	$(589)	$(581)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(5,065)	$0	$(5,065)
Written Options	0	0	0	39	26	65
Swap Agreements	0	2	0	0	12	14

	$0	$2	$0	$(5,026)	$38	$(4,986)

	$0	$10	$0	$(5,026)	$(551)	$(5,567)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$5	$5
Futures	0	0	0	0	(490)	(490)
Swap Agreements	0	(5)	0	0	(129)	(134)

	$0	$(5)	$0	$0	$(614)	$(619)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,008)	$0	$(1,008)
Written Options	0	0	0	4	(9)	(5)
Swap Agreements	0	0	0	0	(44)	(44)

	$0	$0	$0	$(1,004)	$(53)	$(1,057)

	$0	$(5)	$0	$(1,004)	$(667)	$(1,676)

40	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$64,732	$0	$64,732
Industrials	0	27,128	0	27,128
Utilities	0	10,205	0	10,205
Municipal Bonds & Notes
Texas	0	51	0	51
U.S. Government Agencies	0	45,260	1,477	46,737
Non-Agency Mortgage-Backed Securities	0	8,110	0	8,110
Asset-Backed Securities	0	19,170	0	19,170
Sovereign Issues	0	6,953	0	6,953
Short-Term Instruments
Commercial Paper	0	5,196	0	5,196
Repurchase Agreements	0	5,281	0	5,281
Short-Term Notes	0	1,796	0	1,796
Japan Treasury Bills	0	32,335	0	32,335
U.S. Treasury Bills	0	2,563	0	2,563

Total Investments	$0	$228,780	$1,477	$230,257

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$18	$3	$0	$21
Over the counter	0	682	0	682

	$18	$685	$0	$703

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(74)	(29)	0	(103)
Over the counter	0	(2,962)	0	(2,962)

	$(74)	$(2,991)	$0	$(3,065)

Total Financial Derivative Instruments	$(56)	$(2,306)	$0	$(2,362)

Totals	$(56)	$226,474	$1,477	$227,895

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	41

Schedule of Investments PIMCO Short Asset Investment Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.3%

CORPORATE BONDS & NOTES 58.2%

BANKING & FINANCE 32.8%
ABN AMRO Bank NV
2.374% (US0003M + 0.640%) due 01/18/2019 ~	$14,000	$14,050
2.500% due 10/30/2018	24,929	24,947
AerCap Ireland Capital DAC
3.750% due 05/15/2019	1,855	1,867
Air Lease Corp.
2.625% due 09/04/2018	425	425
3.375% due 01/15/2019	6,061	6,084
Allstate Corp.
2.732% due 03/29/2021 ~	900	901
American Express Credit Corp.
2.117% (US0003M + 0.330%) due 05/03/2019 ~	7,600	7,610
American Honda Finance Corp.
2.334% (US0003M + 0.600%) due 10/18/2018 ~	10,000	10,013
Athene Global Funding
2.875% due 10/23/2018	16,217	16,203
2.885% (US0003M + 1.140%) due 04/20/2020 ~	4,600	4,667
Australia & New Zealand Banking Group Ltd.
2.435% (US0003M + 0.550%) due 02/20/2019 ~	18,000	18,032
AvalonBay Communities, Inc.
2.152% due 01/15/2021 ~	1,800	1,801
Bangkok Bank PCL
3.300% due 10/03/2018	11,300	11,326
Bank of Montreal
2.068% (US0003M + 0.360%) due 04/10/2018 ~	17,000	17,000
Bank of Nova Scotia
1.950% due 01/15/2019	5,000	4,973
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.150% due 09/14/2018	1,100	1,097
3.127% (US0003M + 1.020%) due 09/14/2018 ~	4,300	4,316
Barclays Bank PLC
2.343% (US0003M + 0.550%) due 08/07/2019 ~	2,000	2,006
Barclays PLC
2.750% due 11/08/2019	3,600	3,574
BNP Paribas S.A.
2.717% (US0003M + 0.950%) due 07/30/2018 ~	20,000	20,034
Citibank N.A.
2.438% due 09/18/2019 ~	5,000	4,995
Citigroup, Inc.
2.450% (US0003M + 0.690%) due 04/27/2018 ~	10,320	10,322
2.647% (US0003M + 0.880%) due 07/30/2018 ~	16,200	16,234
Commonwealth Bank of Australia
2.568% (US0003M + 0.790%) due 11/02/2018 ~	190	191
Credit Agricole S.A.
2.522% (US0003M + 0.800%) due 04/15/2019 ~	8,245	8,289
Credit Suisse AG
2.440% (US0003M + 0.680%) due 04/27/2018 ~	900	900
Dexia Credit Local S.A.
2.225% (US0003M + 0.200%) due 06/05/2018 ~	2,500	2,500
2.250% due 01/30/2019	8,000	7,988
2.250% due 02/18/2020	7,000	6,950
2.500% due 01/25/2021	4,900	4,866
Discover Bank
2.600% due 11/13/2018	15,116	15,113

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Erste Abwicklungsanstalt
2.267% (US0003M + 0.210%) due 03/09/2020 ~	$25,000	$25,085
Ford Motor Credit Co. LLC
2.551% due 10/05/2018	9,860	9,854
2.875% due 10/01/2018	5,000	5,005
3.284% (US0003M + 1.580%) due 01/08/2019 ~	5,000	5,044
5.000% due 05/15/2018	12,500	12,531
General Motors Financial Co., Inc.
2.400% due 05/09/2019	4,195	4,175
3.068% (US0003M + 1.360%) due 04/10/2018 ~	10,208	10,210
3.100% due 01/15/2019	3,000	3,004
3.250% due 05/15/2018	905	905
3.780% (US0003M + 2.060%) due 01/15/2019 ~	7,159	7,250
Goldman Sachs Group, Inc.
2.939% (US0003M + 1.100%) due 11/15/2018 ~	25,000	25,110
Harley-Davidson Financial Services, Inc.
2.397% (US0003M + 0.350%) due 03/08/2019 ~	1,300	1,300
HSBC USA, Inc.
2.430% (US0003M + 0.610%) due 11/13/2019 ~	4,800	4,826
2.563% (US0003M + 0.770%) due 08/07/2018 ~	3,750	3,757
3.166% (US0003M + 0.880%) due 09/24/2018 ~	3,000	3,009
HSH Portfoliomanagement AoeR
2.508% due 09/18/2020 ~	10,000	10,016
Hutchison Whampoa International Ltd.
7.625% due 04/09/2019	9,000	9,430
ICICI Bank Ltd.
4.800% due 05/22/2019	2,250	2,291
Indian Railway Finance Corp. Ltd.
3.917% due 02/26/2019	1,250	1,259
ING Bank NV
2.050% due 08/17/2018	10,000	9,980
3.378% (US0003M + 1.130%) due 03/22/2019 ~	1,070	1,079
International Lease Finance Corp.
3.875% due 04/15/2018	16,670	16,673
5.875% due 04/01/2019	4,000	4,110
7.125% due 09/01/2018	10,034	10,202
Intesa Sanpaolo SpA
3.875% due 01/15/2019	9,050	9,111
Jefferies Group LLC
5.125% due 04/13/2018	2,534	2,535
JPMorgan Chase Bank N.A.
2.070% due 02/13/2020 ~	15,000	15,002
Krung Thai Bank PCL
2.250% due 09/11/2018	9,210	9,181
LeasePlan Corp. NV
2.500% due 05/16/2018	21,096	21,084
Lloyds Bank PLC
2.050% due 01/22/2019	5,000	4,974
Macquarie Bank Ltd.
2.600% due 06/24/2019	16,000	15,935
2.902% (US0003M + 1.180%) due 01/15/2019 ~	2,500	2,519
Macquarie Group Ltd.
3.000% due 12/03/2018	11,191	11,201
Mitsubishi UFJ Financial Group, Inc.
2.535% (US0003M + 0.790%) due 07/25/2022 ~	3,000	3,018
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.519% (US0003M + 0.775%) due 07/23/2019 ~	10,800	10,848
2.810% (US0003M + 0.925%) due 02/20/2019 ~	500	502
Mizuho Bank Ltd.
2.450% due 04/16/2019	26,000	25,886

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Mizuho Securities USA LLC
2.945% (US0003M + 0.650%) due 06/28/2019 ~	$1,230	$1,232
Morgan Stanley
2.294% due 02/10/2021 ~	16,600	16,614
National Bank of Canada
2.331% (US0003M + 0.600%) due 01/17/2020 ~	9,150	9,186
New York Life Global Funding
1.867% due 01/21/2020 ~	24,000	23,982
Nissan Motor Acceptance Corp.
2.112% (US0003M + 0.390%) due 07/13/2020 ~	2,300	2,302
2.609% (US0003M + 0.520%) due 09/13/2019 ~	5,000	5,014
2.685% due 09/28/2020 ~	6,310	6,319
3.057% (US0003M + 1.010%) due 03/08/2019 ~	6,700	6,747
Nomura Holdings, Inc.
2.750% due 03/19/2019	8,919	8,913
Nordea Bank AB
1.625% due 05/15/2018	1,975	1,973
NRW Bank
2.167% (US0003M + 0.060%) due 06/14/2019 ~	10,000	10,005
NTT Finance Corp.
2.832% (US0003M + 0.530%) due 06/29/2020 ~	17,300	17,380
Protective Life Global Funding
2.142% (US0003M + 0.420%) due 03/29/2019 ~	950	951
2.597% (US0003M + 0.550%) due 06/08/2018 ~	18,450	18,461
Prudential Financial, Inc.
2.619% (US0003M + 0.780%) due 08/15/2018 ~	341	342
QNB Finance Ltd.
2.750% due 10/31/2018	23,035	23,036
3.285% (US0003M + 1.400%) due 05/20/2018 ~	2,586	2,596
RCI Banque S.A.
3.500% due 04/03/2018	23,106	23,106
Reliance Standard Life Global Funding
2.500% due 01/15/2020	1,500	1,485
Santander UK PLC
2.000% due 08/24/2018	10,000	9,975
2.500% due 03/14/2019	25,000	24,915
Shinhan Bank Co. Ltd.
1.875% due 07/30/2018	4,000	3,986
Siam Commercial Bank PCL
3.500% due 04/07/2019	2,167	2,177
Skandinaviska Enskilda Banken AB
2.375% due 03/25/2019	2,500	2,493
2.659% (US0003M + 0.570%) due 09/13/2019 ~	2,500	2,510
State Bank of India
3.250% due 04/18/2018	37,937	37,941
3.622% due 04/17/2019	4,555	4,574
Sumitomo Mitsui Banking Corp.
2.044% due 10/18/2019 ~	27,800	27,804
Sumitomo Mitsui Financial Group, Inc.
2.489% (US0003M + 0.780%) due 07/12/2022 ~	1,800	1,808
Sumitomo Mitsui Trust Bank Ltd.
2.050% due 03/06/2019	687	682
2.535% (US0003M + 0.510%) due 03/06/2019 ~	21,273	21,308
2.618% due 09/19/2019	1,800	1,801
2.644% (US0003M + 0.910%) due 10/18/2019 ~	6,950	7,004
2.950% due 09/14/2018	3,000	3,003
Svenska Handelsbanken AB
2.668% (US0003M + 0.490%) due 06/17/2019 ~	10,000	10,036

42	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Swedbank AB
2.480% (US0003M + 0.680%) due 11/01/2018 ~	$17,200	$17,226
Synchrony Financial
2.600% due 01/15/2019	5,495	5,483
Toyota Motor Credit Corp.
2.441% (US0003M + 0.370%) due 03/12/2020 ~	5,000	5,024
UBS AG
2.304% due 05/28/2019 ~	25,000	25,015
4.750% due 05/22/2023 •(b)	2,700	2,707
VEREIT Operating Partnership LP
3.000% due 02/06/2019	11,000	11,004
WEA Finance LLC
2.700% due 09/17/2019	5,000	4,977

		980,272

INDUSTRIALS 17.8%
AbbVie, Inc.
1.800% due 05/14/2018	1,500	1,499
Anheuser-Busch InBev Finance, Inc.
1.900% due 02/01/2019	10,000	9,972
2.150% due 02/01/2019	5,000	4,999
Anheuser-Busch InBev Worldwide, Inc.
3.052% due 01/12/2024 ~(a)	1,500	1,510
Anheuser-Busch North American Holding Corp.
2.200% due 08/01/2018	1,965	1,964
Asciano Finance Ltd.
5.000% due 04/07/2018	6,480	6,481
AutoNation, Inc.
6.750% due 04/15/2018	8,451	8,462
Baidu, Inc.
3.250% due 08/06/2018	6,915	6,927
BAT Capital Corp.
2.423% due 08/14/2020 ~	13,950	13,999
2.719% due 08/15/2022 ~	6,400	6,442
Baxalta, Inc.
3.028% (US0003M + 0.780%) due 06/22/2018 ~	3,300	3,303
Central Nippon Expressway Co. Ltd.
2.079% due 11/05/2019	1,000	988
2.327% (US0003M + 0.540%) due 08/04/2020 ~	14,500	14,537
2.369% due 09/10/2018	4,100	4,097
2.814% (US0003M + 1.070%) due 04/23/2021 ~	1,500	1,527
2.835% (US0003M + 0.810%) due 03/03/2022 ~	12,800	12,933
2.948% (US0003M + 0.770%) due 09/17/2020 ~	1,000	1,000
2.957% (US0003M + 0.850%) due 09/14/2021 ~	4,000	4,054
China Uranium Development Co. Ltd.
3.500% due 10/08/2018	2,000	2,007
CNH Industrial Capital LLC
3.625% due 04/15/2018	3,100	3,109
CNPC General Capital Ltd.
1.950% due 04/16/2018	8,500	8,498
2.750% due 05/14/2019	4,000	3,991
ConocoPhillips Co.
2.169% (US0003M + 0.330%) due 05/15/2018 ~	1,255	1,255
CVS Health Corp.
1.900% due 07/20/2018	900	898
2.687% due 03/09/2020 ~	12,900	12,952
Daimler Finance North America LLC
2.000% due 08/03/2018	4,200	4,194
2.317% (US0003M + 0.530%) due 05/05/2020 ~	1,400	1,406
2.375% due 08/01/2018	3,600	3,598
2.387% (US0003M + 0.620%) due 10/30/2019 ~	14,750	14,838
Dell International LLC
3.480% due 06/01/2019	7,849	7,886

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Deutsche Telekom International Finance BV
2.628% (US0003M + 0.450%) due 09/19/2019 ~	$14,000	$14,023
eBay, Inc.
2.253% (US0003M + 0.480%) due 08/01/2019 ~	3,170	3,176
Ecopetrol S.A.
4.250% due 09/18/2018	3,900	3,933
Energy Transfer LP
2.500% due 06/15/2018	3,425	3,426
ERAC USA Finance LLC
2.350% due 10/15/2019	1,300	1,287
2.800% due 11/01/2018	10,295	10,297
Fresenius Medical Care U.S. Finance, Inc.
5.625% due 07/31/2019	1,500	1,548
GATX Corp.
2.500% due 03/15/2019	3,500	3,487
General Motors Co.
3.500% due 10/02/2018	12,000	12,019
Gilead Sciences, Inc.
2.422% due 03/20/2019 ~	11,000	11,005
2.452% due 09/20/2019 ~	5,371	5,375
Harvest Operations Corp.
2.125% due 05/14/2018	10,100	10,089
Hewlett Packard Enterprise Co.
2.850% due 10/05/2018	19,106	19,128
3.626% (US0003M + 1.930%) due 10/05/2018 ~	1,000	1,009
Hyundai Capital America
2.400% due 10/30/2018	10,119	10,091
2.550% due 04/03/2020	4,000	3,939
2.875% due 08/09/2018	2,750	2,750
Imperial Brands Finance PLC
2.050% due 07/20/2018	9,120	9,101
Japan Tobacco, Inc.
2.100% due 07/23/2018	1,700	1,699
Kraft Heinz Foods Co.
2.000% due 07/02/2018	1,200	1,199
2.220% due 08/09/2019 ~	3,320	3,322
2.381% due 02/10/2021 ~	8,100	8,081
Mitsubishi Corp.
2.875% due 07/18/2018	2,000	2,007
Mylan NV
3.000% due 12/15/2018	9,439	9,440
Mylan, Inc.
2.600% due 06/24/2018	3,525	3,522
Newell Brands, Inc.
2.150% due 10/15/2018	6,000	5,968
ONGC Videsh Ltd.
2.500% due 05/07/2018	5,650	5,647
Penske Truck Leasing Co. LP
2.875% due 07/17/2018	5,205	5,207
Petroleos Mexicanos
3.500% due 07/18/2018	3,720	3,735
3.754% (US0003M + 2.020%) due 07/18/2018 ~	6,459	6,503
Phillips 66
2.372% (US0003M + 0.650%) due 04/15/2019 ~	3,310	3,311
Pioneer Natural Resources Co.
6.875% due 05/01/2018	7,625	7,649
Reckitt Benckiser Treasury Services PLC
2.846% (US0003M + 0.560%) due 06/24/2022 ~	4,600	4,579
Reynolds American, Inc.
2.300% due 06/12/2018	1,875	1,874
SK Broadband Co. Ltd.
2.875% due 10/29/2018	5,310	5,311
SK Telecom Co. Ltd.
2.125% due 05/01/2018	3,500	3,498
Sky PLC
9.500% due 11/15/2018	8,000	8,326

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Southern Co.
3.008% (US0003M + 0.700%) due 09/30/2020 ~	$9,500	$9,551
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018	30,778	30,791
Textron, Inc.
2.361% due 11/10/2020 ~	3,000	2,998
Time Warner Cable LLC
6.750% due 07/01/2018	15,600	15,748
8.250% due 04/01/2019	2,074	2,177
8.750% due 02/14/2019	4,900	5,132
Toyota Finance Australia Ltd.
1.390% due 08/22/2018	7,251	7,225
1.570% due 07/20/2018	2,693	2,683
Toyota Motor Finance Netherlands BV
2.321% due 12/12/2019 ~	21,000	21,006
TSMC Global Ltd.
1.625% due 04/03/2018	1,586	1,586
Tyson Foods, Inc.
2.342% due 08/21/2020 ~	4,000	4,008
2.434% (US0003M + 0.450%) due 05/30/2019 ~	5,000	5,009
2.650% due 08/15/2019	5,000	4,973
Valero Energy Corp.
9.375% due 03/15/2019	10,000	10,604
Volkswagen International Finance NV
2.125% due 11/20/2018	2,200	2,193
Western Gas Partners LP
2.600% due 08/15/2018	2,025	2,023
Xerox Corp.
6.350% due 05/15/2018	1,806	1,813
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018	17,210	17,210

		532,617

UTILITIES 7.6%
AT&T, Inc.
2.372% (US0003M + 0.650%) due 01/15/2020 ~	4,700	4,718
2.672% (US0003M + 0.950%) due 07/15/2021 ~	7,000	7,077
5.800% due 02/15/2019	8,042	8,247
BP Capital Markets PLC
2.183% (US0003M + 0.350%) due 08/14/2018 ~	1,535	1,536
2.321% (US0003M + 0.510%) due 05/10/2018 ~	2,175	2,176
2.916% (US0003M + 0.630%) due 09/26/2018 ~	11,290	11,315
CNOOC Finance Ltd.
1.750% due 05/09/2018	14,200	14,192
Dominion Energy, Inc.
1.500% due 09/30/2018	6,120	6,085
Duke Energy Corp.
2.100% due 06/15/2018	1,400	1,399
E.ON International Finance BV
5.800% due 04/30/2018	32,470	32,545
Electricite de France S.A.
6.500% due 01/26/2019	4,000	4,112
HKCG Finance Ltd.
6.250% due 08/07/2018	8,025	8,117
Israel Electric Corp. Ltd.
5.625% due 06/21/2018	16,700	16,785
7.700% due 07/15/2018	1,466	1,466
Korea East-West Power Co. Ltd.
2.625% due 11/27/2018	1,415	1,413
Korea Western Power Co. Ltd.
2.875% due 10/10/2018	4,000	3,996
Nevada Power Co.
6.500% due 08/01/2018	3,000	3,039
PacifiCorp
5.500% due 01/15/2019	3,000	3,065

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	43

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sempra Energy
1.959% due 07/15/2019 ~	$15,900	$15,904
Sinopec Capital Ltd.
1.875% due 04/24/2018	20,095	20,085
Sinopec Group Overseas Development Ltd.
2.628% (US0003M + 0.920%) due 04/10/2019 ~	9,200	9,237
Southern Power Co.
2.752% due 12/20/2020 ~	2,000	2,003
State Grid Overseas Investment Ltd.
1.750% due 05/22/2018	10,000	9,986
2.750% due 05/07/2019	6,500	6,488
Tampa Electric Co.
6.100% due 05/15/2018	6,000	6,026
TECO Finance, Inc.
2.308% (US0003M + 0.600%) due 04/10/2018 ~	15,700	15,701
Telenor ASA
1.750% due 05/22/2018	10,000	10,000

		226,713

Total Corporate Bonds & Notes (Cost $1,740,077)		1,739,602

MUNICIPAL BONDS & NOTES 0.6%

CALIFORNIA 0.4%
California State General Obligation Bonds, Series 2013
1.822% due 12/01/2028 ~	5,000	5,039
California State General Obligation Bonds, Series 2017
2.450% due 04/01/2047 ~	6,000	6,046

		11,085

TEXAS 0.0%
Texas State General Obligation Notes, Series 2013
2.064% due 06/01/2018 ~	100	100

WASHINGTON 0.2%
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
2.358% due 01/01/2042 ~	7,000	7,046

Total Municipal Bonds & Notes (Cost $18,100)		18,231

U.S. GOVERNMENT AGENCIES 7.1%
Fannie Mae
1.925% (LIBOR01M + 0.350%) due 11/25/2044 - 09/25/2055 ~	62,542	62,570
2.025% (LIBOR01M + 0.450%) due 07/25/2046 ~	8,520	8,489
2.172% (LIBOR01M + 0.300%) due 04/25/2036 - 06/25/2042 ~	3,234	3,229
2.222% (LIBOR01M + 0.350%) due 07/25/2036 - 06/25/2043 ~	444	443
2.322% (LIBOR01M + 0.450%) due 04/25/2039 ~	545	549
2.372% (LIBOR01M + 0.500%) due 02/25/2042 ~	913	917
2.392% (LIBOR01M + 0.520%) due 03/25/2042 ~	314	319
2.412% (LIBOR01M + 0.540%) due 07/25/2037 ~	138	139
2.422% (LIBOR01M + 0.550%) due 09/25/2041 - 10/25/2041 ~	435	440
2.552% (LIBOR01M + 0.680%) due 02/25/2041 ~	431	440
2.602% (LIBOR01M + 0.730%) due 06/25/2040 ~	580	589
3.528% (US0012M + 1.731%) due 05/01/2038 ~	10,807	11,389
Freddie Mac
1.895% due 05/15/2038 ~	2,661	2,658
1.905% (LIBOR01M + 0.330%) due 05/15/2041 ~	2,616	2,615

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.915% (LIBOR01M + 0.340%) due 06/15/2040 ~	$6,203	$6,194
1.925% (LIBOR01M + 0.350%) due 10/15/2037 - 06/15/2038 ~	50,753	50,786
1.925% due 09/15/2044 ~	10,224	10,197
2.020% (LIBOR01M + 0.350%) due 09/25/2021 ~	2,690	2,693
2.077% (LIBOR01M + 0.300%) due 04/15/2037 ~	597	594
2.107% (LIBOR01M + 0.330%) due 07/15/2037 ~	588	586
2.177% (LIBOR01M + 0.400%) due 03/15/2040 - 11/15/2043 ~	1,283	1,287
2.277% (LIBOR01M + 0.500%) due 08/15/2041 ~	28	28
2.297% (LIBOR01M + 0.520%) due 12/15/2041 ~	748	757
2.327% (LIBOR01M + 0.550%) due 09/15/2037 - 11/15/2041 ~	1,184	1,194
2.357% (LIBOR01M + 0.580%) due 07/15/2037 ~	715	722
2.377% (LIBOR01M + 0.600%) due 11/15/2037 ~	133	134
2.727% (LIBOR01M + 0.950%) due 01/15/2032 ~	315	323
2.777% (LIBOR01M + 1.000%) due 01/15/2039 ~	84	86
3.164% (LIBOR01M + 1.500%) due 05/15/2033 ~	346	357
Ginnie Mae
1.775% (US0001M + 0.200%) due 06/20/2066 ~	4,814	4,811
1.945% (US0001M + 0.370%) due 10/20/2066 ~	1,314	1,315
2.075% (US0001M + 0.500%) due 12/20/2060 - 03/20/2065 ~	1,410	1,412
2.132% (LIBOR01M + 0.310%) due 04/20/2037 ~	2,069	2,069
2.145% (US0001M + 0.570%) due 04/20/2062 ~	1,041	1,046
2.222% (LIBOR01M + 0.400%) due 06/20/2039 ~	279	280
2.255% (US0001M + 0.680%) due 08/20/2061 ~	5,537	5,552
2.275% (US0001M + 0.700%) due 10/20/2065 ~	3,658	3,669
2.325% due 08/20/2067 ~	1,876	1,905
2.345% (US0001M + 0.770%) due 02/20/2066 ~	1,689	1,699
2.375% (US0001M + 0.800%) due 05/20/2066 ~	5,351	5,421
2.500% due 09/20/2067 ~	1,714	1,777
4.212% due 09/20/2066 ~	5,621	6,126
NCUA Guaranteed Notes
2.161% (LIBOR01M + 0.450%) due 01/08/2020 ~	2,612	2,619
2.181% (LIBOR01M + 0.560%) due 12/08/2020 ~	1,314	1,322

Total U.S. Government Agencies (Cost $211,727)		211,747

U.S. TREASURY OBLIGATIONS 2.5%
U.S. Treasury Notes
2.250% due 03/31/2020 (a)	74,800	74,760

Total U.S. Treasury Obligations (Cost $74,747)		74,760

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%
Fannie Mae
2.272% (LIBOR01M + 0.400%) due 02/25/2042 ~	864	868
Fort Cre LLC
3.361% (LIBOR01M + 1.500%) due 05/21/2036 ~	339	340
Freddie Mac
1.925% due 08/15/2042 ~	17,958	17,950

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Silverstone Master Issuer PLC
2.295% (US0003M + 0.550%) due 01/21/2070 ~	$5,000	$5,016
Stonemont Portfolio Trust
2.672% due 08/20/2030 ~	5,000	5,013
UBS-Barclays Commercial Mortgage Trust
2.530% (LIBOR01M + 0.790%) due 04/10/2046 ~	13,982	14,233
Wells Fargo-RBS Commercial Mortgage Trust
2.986% (LIBOR01M + 1.200%) due 06/15/2045 ~	5,025	5,140

Total Non-Agency Mortgage-Backed Securities (Cost $48,265)		48,560

ASSET-BACKED SECURITIES 10.4%
Canadian Pacer Auto Receivables Trust
2.008% due 12/19/2019 ~	5,808	5,810
Carlyle Global Market Strategies CLO Ltd.
2.910% (US0003M + 1.150%) due 07/27/2026 ~	4,700	4,703
3.210% (US0003M + 1.450%) due 07/27/2026 ~	2,200	2,202
Cavalry CLO Ltd.
2.572% due 10/15/2026 ~	6,000	5,999
Cent CLO Ltd.
2.845% (US0003M + 1.100%) due 01/25/2026 ~	2,500	2,502
Dryden Senior Loan Fund
2.620% due 10/15/2027 ~	5,500	5,509
Flagship Credit Auto Trust
1.470% due 03/16/2020	1,123	1,121
Flagship Ltd.
2.865% (US0003M + 1.120%) due 01/20/2026 ~	8,300	8,304
Ford Credit Floorplan Master Owner Trust
2.127% due 09/15/2022 ~	5,000	5,016
GM Financial Automobile Leasing Trust
2.042% (US0001M + 0.220%) due 09/20/2019 ~	2,599	2,600
2.122% (US0001M + 0.300%) due 01/21/2020 ~	5,911	5,917
GM Financial Consumer Automobile Receivables Trust
2.080% due 01/19/2021	5,000	4,984
GoldenTree Loan Opportunities Ltd.
2.895% (US0003M + 1.150%) due 04/25/2025 ~	4,316	4,319
Halcyon Loan Advisors Funding Ltd.
2.665% due 04/20/2027 ~	5,000	4,977
3.339% (US0003M + 1.500%) due 08/15/2023 ~	727	728
Hyundai Auto Lease Securitization Trust
1.890% due 03/16/2020	5,000	4,971
Invitation Homes Trust
3.050% (LIBOR01M + 1.300%) due 08/17/2032 ~	3,770	3,776
Mercedes-Benz Auto Lease Trust
2.200% due 04/15/2020	4,000	3,989
Motor PLC
2.402% due 09/25/2024 ~	10,000	10,005
Navient Private Education Loan Trust
2.177% due 12/16/2058 ~	13,579	13,601
Navient Student Loan Trust
2.222% due 03/25/2067 ~	20,000	19,996
Nelnet Student Loan Trust
2.030% (US0003M + 0.110%) due 08/23/2027 ~	6,493	6,480
Octagon Investment Partners Ltd.
2.851% (US0003M + 1.120%) due 07/17/2025 ~	5,503	5,509
OFSI Fund Ltd.
2.381% due 03/20/2025 ~	13,000	13,006

44	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Palmer Square Loan Funding Ltd.
0.000% due 07/15/2026 ~(a)	$10,500	$10,500
2.822% due 04/15/2026 ~	10,000	10,000
Penarth Master Issuer PLC
2.206% due 03/18/2022 ~	20,000	20,012
PHEAA Student Loan Trust
2.822% (US0001M + 0.950%) due 11/25/2065 ~	7,479	7,505
Progress Residential Trust
3.308% (LIBOR01M + 1.500%) due 09/17/2033 ~	4,949	4,986
Residential Asset Securities Corp. Trust
2.322% (US0001M + 0.450%) due 08/25/2035 ~	1,156	1,159
SLC Student Loan Trust
1.999% (US0003M + 0.160%) due 05/15/2023 ~	1,187	1,186
2.235% (US0003M + 0.110%) due 03/15/2027 ~	11,957	11,940
SLM Student Loan Trust
1.835% (US0003M + 0.090%) due 10/25/2024 ~	1,592	1,591
1.835% (US0003M + 0.090%) due 01/26/2026 ~	3,233	3,224
1.845% (US0003M + 0.100%) due 01/27/2025 ~	3,211	3,211
1.855% (US0003M + 0.110%) due 07/27/2026 ~	1,112	1,112
1.885% (US0003M + 0.140%) due 10/25/2028 ~	5,000	4,980
1.915% (US0003M + 0.170%) due 07/25/2023 ~	11,175	11,177
2.295% (US0003M + 0.550%) due 01/25/2028 ~	8,676	8,712
2.595% (LIBOR03M + 0.550%) due 12/15/2027 ~	3,436	3,438
SoFi Consumer Loan Program LLC
2.500% due 05/26/2026	2,841	2,809
2.770% due 05/25/2026	1,730	1,719
SoFi Professional Loan Program LLC
2.050% due 01/25/2041	4,534	4,500
2.722% (US0001M + 0.850%) due 07/25/2039 ~	1,724	1,740
Sound Point CLO Ltd.
2.582% due 04/15/2027 ~	9,000	9,007
THL Credit Wind River CLO Ltd.
3.172% (US0003M + 1.450%) due 01/15/2026 ~	5,000	5,028
Trillium Credit Card Trust
2.592% (LIBOR01M + 0.720%) due 05/26/2021 ~	7,500	7,505
Utah State Board of Regents
2.622% (US0001M + 0.750%) due 09/25/2056 ~	3,686	3,688
2.622% (US0001M + 0.750%) due 01/25/2057 ~	4,754	4,754
VOLT LLC
3.250% due 05/25/2047	4,780	4,770
Voya CLO Ltd.
2.465% due 07/25/2026 ~	2,400	2,402
WhiteHorse Ltd.
2.891% (US0003M + 1.160%) due 07/17/2026 ~	8,200	8,205
2.978% (US0003M + 1.200%) due 02/03/2025 ~	1,794	1,794

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Z Capital Credit Partners CLO Ltd.
2.672% due 07/16/2027 ~	$3,100	$3,103

Total Asset-Backed Securities (Cost $311,615)		311,781

SOVEREIGN ISSUES 5.7%
Caisse des Depots et Consignations
2.157% (US0003M + 0.100%) due 09/09/2019 ~	17,000	16,987
Development Bank of Japan, Inc.
1.875% due 10/03/2018	11,000	10,972
2.000% (US0003M + 0.240%) due 01/28/2020 ~	5,000	4,991
2.303% (US0003M + 0.510%) due 11/07/2018 ~	4,000	4,002
Export-Import Bank of India
3.875% due 10/02/2019	1,000	1,011
Export-Import Bank of Korea
2.875% due 09/17/2018	5,000	5,004
Japan Bank for International Cooperation
1.750% due 07/31/2018	1,100	1,098
1.750% due 11/13/2018	5,500	5,480
2.135% (US0003M + 0.390%) due 07/21/2020 ~	25,200	25,286
2.180% (US0003M + 0.360%) due 11/13/2018 ~	20,050	20,072
2.486% (US0003M + 0.480%) due 06/01/2020 ~	11,800	11,865
2.514% (US0003M + 0.570%) due 02/24/2020 ~	4,000	4,028
Japan Finance Organization for Municipalities
2.500% due 09/12/2018	12,000	12,015
Korea Gas Corp.
2.875% due 07/29/2018	2,000	1,999
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018	5,656	5,652
Korea Resources Corp.
2.125% due 05/02/2018	5,600	5,596
Province of Quebec
2.352% due 09/21/2020 ~	10,000	10,014
Slovenia Government International Bond
4.750% due 05/10/2018	18,500	18,552
Tokyo Metropolitan Government
1.625% due 06/06/2018	5,000	4,993

Total Sovereign Issues (Cost $169,464)		169,617

SHORT-TERM INSTRUMENTS 12.2%

CERTIFICATES OF DEPOSIT 4.1%
Barclays Bank PLC
1.940% due 09/04/2018	13,700	13,669
2.355% due 05/17/2018	2,500	2,502
Credit Suisse AG
2.507% due 09/28/2018	52,500	52,500
First Republic Bank
2.400% due 04/17/2018	44,000	43,997
Itau CorpBanca
2.500% due 12/07/2018	5,500	5,483
2.570% due 01/11/2019	5,100	5,084

		123,235

COMMERCIAL PAPER 6.3%
AXA Financial, Inc.
2.540% due 04/16/2018	43,500	43,455

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Dominion Resources, Inc.
2.397% due 04/17/2018	$26,200	$26,171
Enbridge Energy Partners LP
2.551% due 04/16/2018	10,000	9,989
Energy Transfer Partners LP
2.616% due 04/06/2018	7,000	6,996
ENI Finance USA, Inc.
2.048% due 05/07/2018	2,000	1,995
Ford Motor Credit Co.
2.900% due 02/19/2019	10,750	10,471
Mondelez International, Inc.
2.563% due 05/04/2018	25,000	24,943
Schlumberger Holdings
2.562% due 06/20/2018	8,400	8,354
Sempra Energy Holdings
2.546% due 05/09/2018	12,500	12,467
Spectra Energy Partners LP
2.544% due 05/07/2018	33,000	32,918
Viacom, Inc.
2.988% due 06/15/2018	11,100	11,041

		188,800

REPURCHASE AGREEMENTS (c) 0.7%
		22,396

SHORT-TERM NOTES 1.1%
Gilead Sciences, Inc.
2.372% due 09/20/2018 ~	4,690	4,688
Holmes Master Issuer PLC
2.156% due 01/15/2019 ~	18,700	18,706
Santander Retail Auto Lease Trust
2.200% due 03/20/2019 «	10,000	10,000

		33,394

Total Short-Term Instruments (Cost $367,904)		367,825

Total Investments in Securities (Cost $2,941,899)		2,942,123

	SHARES
INVESTMENTS IN AFFILIATES 6.4%

SHORT-TERM INSTRUMENTS 6.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.4%
PIMCO Short-Term Floating NAV Portfolio III	19,213,862	189,891

Total Short-Term Instruments (Cost $189,875)		189,891

Total Investments in Affiliates (Cost $189,875)		189,891

Total Investments 104.7% (Cost $3,131,774)		$3,132,014

Financial Derivative Instruments (d) 0.0% (Cost or Premiums, net $0)		(566)

Other Assets and Liabilities, net (4.7)%		(140,188)

Net Assets 100.0%		$2,991,260

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	45

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	When-issued security.
(b)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
JPS	1.600%	03/29/2018	04/02/2018	$22,396	U.S. Treasury Notes 2.625% due 02/28/2023	$(22,399)	$22,396	$22,400

Total Repurchase Agreements						$(22,399)	$22,396	$22,400

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)
U.S. Treasury Obligations (1.5)%
U.S. Treasury Notes	2.625%	02/28/2023	$ 45,500	$(45,562)	$(45,735)

Total Short Sales (1.5)%				$(45,562)	$(45,735)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
JPS	$22,400	$0	$0	$0	$22,400	$(22,399)	$1

Master Securities Forward Transaction Agreement
SGY	0	0	0	(45,735)	(45,735)	0	(45,735)

Total Borrowings and Other Financing Transactions	$22,400	$0	$0	$(45,735)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $107 of accrued interest.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(42,317) at a weighted average interest rate of 1.372%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	12/2018	8,823	$ 2,150,717	$(5,203)	$0	$(331)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	12/2019	5,022	$ (1,220,534)	$6,352	$63	$0
U.S. Treasury 5-Year Note June Futures	06/2018	3,388	(387,794)	(1,155)	13	(311)

				$5,197	$76	$(311)

Total Futures Contracts				$(6)	$76	$(642)

46	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$76	$0	$76	$0	$(642)	$0	$(642)

Cash of $2,566 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$76	$76

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$642	$642

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4,645	$4,645
Swap Agreements	0	0	0	0	(618)	(618)

	$0	$0	$0	$0	$4,027	$4,027

Over the counter
Written Options	$0	$0	$0	$0	$(45)	$(45)

	$0	$0	$0	$0	$3,982	$3,982

Net Change in Unrealized Appreciation on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$156	$156

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	47

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)

March 31, 2018

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$980,272	$0	$980,272
Industrials	0	532,617	0	532,617
Utilities	0	226,713	0	226,713
Municipal Bonds & Notes
California	0	11,085	0	11,085
Texas	0	100	0	100
Washington	0	7,046	0	7,046
U.S. Government Agencies	0	211,747	0	211,747
U.S. Treasury Obligations	0	74,760	0	74,760
Non-Agency Mortgage-Backed Securities	0	48,560	0	48,560
Asset-Backed Securities	0	311,781	0	311,781
Sovereign Issues	0	169,617	0	169,617
Short-Term Instruments
Certificates of Deposit	52,500	70,735	0	123,235
Commercial Paper	0	188,800	0	188,800
Repurchase Agreements	0	22,396	0	22,396
Short-Term Notes	0	23,394	10,000	33,394

	$52,500	$2,879,623	$10,000	$2,942,123

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$189,891	$0	$0	$189,891

Total Investments	$242,391	$2,879,623	$10,000	$3,132,014

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(45,735)	$0	$(45,735)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$76	$0	$0	$76

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(642)	$0	$0	$(642)

Total Financial Derivative Instruments	$(566)	$0	$0	$(566)

Totals	$241,825	$2,833,888	$10,000	$3,085,713

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

48	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Notes to Financial Statements

March 31, 2018

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class M, Class P, Administrative Class, Class A and Class C shares of the funds (each a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

On March 23, 2018, PIMCO processed an automatic conversion of all Class D shares of the following Fund into Class A shares of the same Fund: PIMCO Short Asset Investment Fund. Shareholders of Class D of the Fund received Class A shares of equal value to their outstanding shares of Class D as of March 23, 2018. The conversion was tax-free and shareholders did not have to pay any sales charge, fee or other charge in connection with the conversion.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. Certain Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

ANNUAL REPORT	MARCH 31, 2018	49

Notes to Financial Statements (Cont.)

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency
Fund Name	Declared	Distributed
PIMCO Government Money Market Fund	Daily	Monthly
PIMCO Low Duration Fund II	Daily	Monthly
PIMCO Low Duration ESG Fund	Daily	Monthly
PIMCO Short Asset Investment Fund	Daily	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

If a Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05, which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of

50	PIMCO SHORT DURATION STRATEGY FUNDS

March 31, 2018

information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares, except for PIMCO Government Money Market Fund, are ordinarily valued as of the close of regular trading (“NYSE Close”). PIMCO Government Money Market Fund shares are valued as of 5:30 p.m., Eastern Time (or an earlier time if the Fund closes earlier) on each day the NYSE is open for trading. Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

Except for the PIMCO Government Money Market Fund, for the purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value.

Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of

ANNUAL REPORT	MARCH 31, 2018	51

Notes to Financial Statements (Cont.)

the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

The PIMCO Government Money Market Fund’s securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that

52	PIMCO SHORT DURATION STRATEGY FUNDS

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segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London

Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price. The PIMCO Government Money Market Fund is an exception because this Fund values all holdings at amortized cost.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund (except the PIMCO Government Money Market Fund) may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2018 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio
Fund Name	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Low Duration Fund II	$0	$49,770	$0	$0	$(8)	$49,762	$756	$13

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Investments in PIMCO Short-Term Floating NAV Portfolio III
Fund Name	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Low Duration Fund II	$115,090	$39,390	$(89,201)	$(11)	$(16)	$65,252	$1,290	$0
PIMCO Low Duration ESG Fund	37,880	2,132	(40,016)	2	2	0	47	0
PIMCO Short Asset Investment Fund	214,565	4,021,377	(4,046,000)	(57)	6	189,891	1,477	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be

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Notes to Financial Statements (Cont.)

received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are

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reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which a Fund sells a security that it may not own. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where a Fund is unable, for whatever reason, to close out its short position.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

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Notes to Financial Statements (Cont.)

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance

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with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying a Fund’s investment policies and restrictions, swap agreements are generally valued by a Fund at market value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying

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Notes to Financial Statements (Cont.)

securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

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7. PRINCIPAL RISKS

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

	PIMCO Government Money Market Fund	PIMCO Low Duration Fund II	PIMCO Low Duration ESG Fund	PIMCO Short Asset Investment Fund
Risks
Interest Rate	X	X	X	X
Call	X	X	X	X
Credit	X	X	X	X
High Yield	—	—	X	—
Market	X	X	X	X
Issuer	—	X	X	X
Liquidity	—	X	X	X
Derivatives	—	X	X	X
Equity	—	X	X	—
Mortgage-Related and Other Asset-Backed Securities	—	X	X	X
Foreign (Non-U.S.) Investment	—	—	X	X
Emerging Markets	—	—	X	X
Sovereign Debt	—	—	X	—
Currency	—	—	X	—
Leveraging	—	X	X	X
Management	X	X	X	X
Reverse Repurchase Agreements and Other Borrowings	X	—	—	—
Short Exposure	—	X	X	X
Responsible Investing	—	—	X	—

Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. A Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the

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risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with a Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and a Fund’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing a Fund. There is no guarantee that the investment objective of a Fund will be achieved.

Reverse Repurchase Agreements and Other Borrowings Risk  is the risk that reverse repurchase agreements or other borrowings may increase a Fund’s overall investment exposure and that the related transaction costs may detract from Fund performance.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to a Fund.

Responsible Investing Risk  is the risk that, because a Fund’s responsible investment strategy may select or exclude securities of certain issuers for reasons other than performance, the Fund may underperform funds that do not utilize a responsible investment strategy. Responsible investing is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by PIMCO or any judgment exercised by PIMCO will reflect the beliefs or values of any particular investor.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the

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Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset

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Notes to Financial Statements (Cont.)

Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee		Supervisory and Administrative Fee
Fund Name	All Classes		Institutional Class	Class M	Class P	Administrative Class	Class A	Class C
PIMCO Government Money Market Fund	0.12%		0.06%	0.06%	0.16%	0.06%	0.21%	0.21%
PIMCO Low Duration Fund II	0.25%		0.25%	N/A	N/A	0.25%	N/A	N/A
PIMCO Low Duration ESG Fund	0.25%		0.25%	N/A	0.35%	0.25%	N/A	N/A
PIMCO Short Asset Investment Fund	0.20%	(1)	0.14%	0.14%	0.24%	0.14%	0.24%	N/A

(1)

PIMCO has contractually agreed, effective August 1, 2017 through July 31, 2018, to waive its Investment Advisory Fee by 0.07% of the average daily net assets of the Fund. Prior to August 1, 2017, PIMCO contractually agreed to reduce its Investment Advisory Fee by 0.10% of the average daily net assets of the Fund.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
PIMCO Government Money Market Fund	—	0.10%	(1)
All Other Funds	—	0.25%
Class C
PIMCO Government Money Market Fund	—	0.10%	(1)
All Other Funds	0.75%	0.25%

	Distribution and/or Servicing Fee
Administrative Class
PIMCO Government Money Market Fund	0.10%(1)
All Other Funds	0.25%

(1)

With respect to the PIMCO Government Money Market Fund only, the Trust has suspended payment of distribution and/or service (12b-1) fees at this time. The payment of distribution and/or service (12b-1) fees may only be resumed at such time as the Board of Trustees determines that it is in the best interests of Fund shareholders to do so.

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended March 31, 2018, the Distributor retained $8,573,595 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

64	PIMCO SHORT DURATION STRATEGY FUNDS

March 31, 2018

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000 and each other committee chair receives an additional annual retainer of $4,500. Each Trustee, other than the Trustees affiliated with PIMCO, or its affiliates, receives $775 for each Valuation Oversight

Committee meeting attended. In addition, the Valuation Oversight Committee co-leads together receive an additional retainer of $11,500, which amount is divided evenly among the co-leads so that each individually receives an additional annual retainer of $5,750. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Fee Waiver Agreement, PIMCO contractually agreed to reduce its Investment Advisory Fee for the PIMCO Short Asset Investment Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. The total recoverable amounts to PIMCO (from the Fee Waiver Agreement and Expense Limitation Agreement combined) at March 31, 2018, were as follows (amounts in thousands):

	Expiring Within
Fund Name	12 months	13-24 months	25-36 months	Total
PIMCO Short Asset Investment Fund	$459	$1,171	$1,531	$3,161

The waiver for the PIMCO Short Asset Investment Fund is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended March 31, 2018, the amount waived was $1,531,244.

To maintain certain net yields for the PIMCO Government Money Market Fund, PIMCO and the Trust’s Distributor have entered into the Fee and Expense Limitation Agreement. Pursuant to the Fee and Expense Limitation Agreement, PIMCO or the Distributor may temporarily and voluntarily waive, reduce or reimburse all or any portion of the PIMCO Government Money Market Fund’s Supervisory

and Administrative Fee, any service fees applicable to a class of such Fund, or to the extent necessary, the Investment Advisory Fee, each waiver, reduction or reimbursement in an amount and for a period of time as determined by PIMCO or the Distributor.

In any month in which the Investment Advisory Contract or Supervision and Administration Agreement is in effect, PIMCO may recoup from the PIMCO Government Money Market Fund any portion of the Supervisory and Administrative Fee or Investment Advisory Fee waived, reduced or reimbursed pursuant to the Agreement (the “Reimbursement Amount”) during the previous 36 months, provided that such amount paid to

ANNUAL REPORT	MARCH 31, 2018	65

Notes to Financial Statements (Cont.)

PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata Trustee Fees pursuant to the Expense Limitation Agreement between PIMCO and the Trust, exceed the Expense Limit; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to PIMCO; or 4) cause any class of the Fund to maintain a net negative yield. The Reimbursement Amount will be reimbursed in the same order that fees were waived as described above, except the Fund will not reimburse PIMCO or its affiliates for any portion of the distribution and/or service (12b-1) fees waived, reduced or reimbursed pursuant to the Agreement. There is no guarantee that the Fund will maintain a positive net yield. The total recoverable amounts to PIMCO (from the Fee Waiver Agreement and Expense Limitation Agreement combined) at March 31, 2018, were as follows (amounts in thousands):

	Expiring Within
Fund Name	12 months	13-24 months	25-36 months	Total
PIMCO Government Money Market Fund	$95	$5	$0	$100

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2018, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Fund Name	Purchases	Sales
PIMCO Low Duration Fund II	$12,331	$2,686
PIMCO Low Duration ESG Fund	8,323	6,268
PIMCO Short Asset Investment Fund	342,502	316,776

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust

(including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2018, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO Low Duration Fund II	$1,615,107	$1,613,921	$86,438	$56,577
PIMCO Low Duration ESG Fund	669,029	658,789	94,674	53,733
PIMCO Short Asset Investment Fund	1,129,085	832,493	1,157,006	533,336

†	A zero balance may reflect actual amounts rounding to less than one thousand.

66	PIMCO SHORT DURATION STRATEGY FUNDS

March 31, 2018

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Government Money Market Fund				PIMCO Low Duration Fund II
	Year Ended 03/31/2018		Year Ended 03/31/2017		Year Ended 03/31/2018		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares		Amount
Receipts for shares sold
Institutional Class	576,963	$576,963	326,179	$326,179	12,780	$124,440	12,747		$124,536
Class M	6,560,553	6,560,553	7,299,785	7,299,785	0	0	0		0
Class P	17,148	17,148	10,260	10,260	0	0	4	(a)	29	(a)
Administrative Class	870,448	870,448	450,338	450,338	2	14	2		26
Class D	0	0	0	0	0	0	0		0
Class A	150,045	150,045	80,693	80,693	0	0	0		0
Class C	21,144	21,144	28,640	28,640	0	0	0		0
Issued as reinvestment of distributions
Institutional Class	996	996	220	220	507	4,942	547		5,339
Class M	2,336	2,336	1,010	1,010	0	0	0		0
Class P	41	41	10	10	0	0	0	(a)	5	(a)
Administrative Class	1,020	1,020	216	216	12	117	15		142
Class D	0	0	0	0	0	0	0		0
Class A	1,070	1,070	164	164	0	0	0		0
Class C	280	280	76	76	0	0	0		0
Issued in reorganization(b)
Institutional Class	0	0	226,480	226,480	0	0	0		0
Class M	0	0	10	10	0	0	0		0
Class P	0	0	0	0	0	0	0	(a)	0	(a)
Administrative Class	0	0	86,830	86,830	0	0	0		0
Class A	0	0	131,617	131,617	0	0	0		0
Class C	0	0	61,318	61,318	0	0	0		0
Cost of shares redeemed
Institutional Class	(484,098)	(484,098)	(421,370)	(421,370)	(8,471)	(82,504)	(15,311)		(149,248)
Class M	(6,704,043)	(6,704,043)	(7,103,802)	(7,103,802)	0	0	0		0
Class P	(7,630)	(7,630)	(8,425)	(8,425)	0	0	(58	)(a)	(566	)(a)
Administrative Class	(852,442)	(852,442)	(451,741)	(451,741)	(5)	(44)	(120)		(1,173)
Class D	0	0	0	0	0	0	0		0
Class A	(145,520)	(145,520)	(84,897)	(84,897)	0	0	0		0
Class C	(44,118)	(44,118)	(35,595)	(35,595)	0	0	0		0
Net increase (decrease) resulting from Fund share transactions	(35,807)	$(35,807)	598,016	$598,016	4,825	$46,965	(2,174)		$(20,910)

ANNUAL REPORT	MARCH 31, 2018	67

Notes to Financial Statements (Cont.)

	PIMCO Low Duration ESG Fund				PIMCO Short Asset Investment Fund
	Year Ended 03/31/2018		Year Ended 03/31/2017		Year Ended 03/31/2018				Year Ended 03/31/2017
	Shares	Amount	Shares	Amount	Shares		Amount		Shares	Amount
Receipts for shares sold
Institutional Class	11,931	$113,540	4,796	$45,436	288,109		$2,897,202		184,599	$1,851,926
Class M	0	0	0	0	1		7		0	0
Class P	1,970	18,748	2,219	21,040	22,055		221,746		13,130	131,778
Administrative Class	213	2,026	133	1,267	205,572		2,067,452		65,415	657,313
Class D	0	0	0	0	2,883		29,018		3,573	35,877
Class A	0	0	0	0	55,765	(c)	560,720	(c)	23,808	238,870
Class C	0	0	0	0	0		0		0	0
Issued as reinvestment of distributions
Institutional Class	140	1,330	262	2,487	2,666		26,803		1,262	12,665
Class M	0	0	0	0	0		0		0	0
Class P	29	277	66	624	301		3,022		103	1,032
Administrative Class	3	27	10	90	153		1,540		33	336
Class D	0	0	0	0	46		460		10	99
Class A	0	0	0	0	463		4,650		106	1,062
Class C	0	0	0	0	0		0		0	0
Issued in reorganization(b)
Institutional Class	0	0	0	0	0		0		0	0
Class M	0	0	0	0	0		0		0	0
Class P	0	0	0	0	0		0		0	0
Administrative Class	0	0	0	0	0		0		0	0
Class A	0	0	0	0	0		0		0	0
Class C	0	0	0	0	0		0		0	0
Cost of shares redeemed
Institutional Class	(9,376)	(88,823)	(9,090)	(86,170)	(157,194)		(1,580,965)		(146,139)	(1,467,141)
Class M	0	0	0	0	(1)		(7)		0	0
Class P	(1,712)	(16,252)	(2,093)	(19,823)	(13,844)		(139,206)		(6,128)	(61,483)
Administrative Class	(489)	(4,643)	(249)	(2,356)	(238,063)		(2,394,144)		(30,723)	(308,776)
Class D	0	0	0	0	(5,293	)(c)	(53,183	)(c)	(1,720)	(17,260)
Class A	0	0	0	0	(33,004)		(331,946)		(11,642)	(116,793)
Class C	0	0	0	0	0		0		0	0
Net increase (decrease) resulting from Fund share transactions	2,709	$26,230	(3,946)	$(37,405)	130,615		$1,313,169		95,687	$959,505

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Class P Shares liquidated at the close of business on October 28, 2016.
(b)	See Note 15, Reorganization, in the Notes to Financial Statements.
(c)	On March 23, 2018, 3,230 Class D shares in the amount of $32,429 converted into Class A shares of the Fund.

The following table discloses the number of shareholders that own 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, for the period ended March 31, 2018. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares
	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties
PIMCO Low Duration Fund II	1	0	13%	0%

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. REORGANIZATION

The PIMCO Funds Board of Trustees approved the reorganization (the “Reorganization”) of the PIMCO Money Market Fund (the “Money

Market Fund”) into the PIMCO Government Money Market Fund (the “Acquiring Fund”). Pursuant to the Reorganization, shareholders of

68	PIMCO SHORT DURATION STRATEGY FUNDS

March 31, 2018

each class of the Money Market Fund became shareholders of the corresponding class of shares of the Acquiring Fund. The reorganization became effective upon the close of business on September 23, 2016. As a result, all shares held in the Money Market Fund were automatically exchanged for shares of the Acquiring Fund.

The transaction was structured to qualify as a tax-free reorganization under Section 368(a) of the Code. Pursuant to the Agreement and Plan of Reorganization, (Institutional Class, Class M, Class P, Administrative Class, Class A and Class C) shareholders of the Money Market Fund received a number of shares of the corresponding class in the Acquiring Fund, with a value equal to the aggregate net asset value of their investment in such share class of the Money Market Fund as of the close of business on the date of the reorganization.

The net asset value of the Acquiring Fund’s shares on the close of business on September 23, 2016, after the reorganization was $1.00, and a total of 506,255,148 shares were issued to shareholders of Money Market Fund in the exchange. As of September 23, 2016, the Money Market Fund did not have any pre-enactment net capital loss carryforwards.

The following is a summary of net assets immediately before and after the reorganization of the Money Market Fund into the Acquiring Fund (amounts in thousands):

Net Assets
Money Market Fund	$506,255
Acquiring Fund	442,745
Acquiring Fund - Post Reorganization	$949,000

Pursuant to the Trust’s all-inclusive investment advisory contract and supervision and administration agreement with PIMCO, PIMCO will pay all fees and expenses, including legal and accounting expenses, printing and mailing expenses, or other similar expenses incurred in connection with the reorganization transaction, excluding costs in connection with the purchase or sale of portfolio securities, if any. Any expenses incurred in connection with the Reorganization that may be attributable to the Acquiring Fund will be borne by PIMCO. Assuming the reorganization had been completed on April 1, 2016, the beginning of the reporting period, the pro forma results of operations for the period ended March 31, 2017, are as follows (amounts in thousands):

Net investment income	$2,532
Net realized and unrealized gain	7
Net increase in net assets resulting from operations	$2,539

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Money Market Fund that have been included in the Statements of Operations since September 23, 2016.

16. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2018, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of March 31, 2018, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)
PIMCO Government Money Market Fund	$317	$0	$0	$(298)	$(23)	$0	$0
PIMCO Low Duration Fund II	327	0	614	(30)	(12,855)	0	0
PIMCO Low Duration ESG Fund	500	0	(2,578)	(8)	(4,469)	0	0
PIMCO Short Asset Investment Fund	283	374	(150)	(290)	0	(433)	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, straddle loss deferrals, and Lehman securities.

ANNUAL REPORT	MARCH 31, 2018	69

Notes to Financial Statements (Cont.)

March 31, 2018

(3)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for organizational costs and distributions payable at fiscal year-end.

(4)	Capital losses available to offset future net capital gains expire in varying amounts as shown below.
(5)	Capital losses realized during the period November 1, 2017 through March 31, 2018 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2017 through March 31, 2018 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law. As of March 31, 2018, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term
PIMCO Government Money Market Fund	$23	$0
PIMCO Low Duration Fund II	8,035	4,820
PIMCO Low Duration ESG Fund	1,798	2,671
PIMCO Short Asset Investment Fund	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of March 31, 2018, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)
PIMCO Government Money Market Fund	$883,329	$0	$0	$0
PIMCO Low Duration Fund II	444,605	2,964	(2,334)	630
PIMCO Low Duration ESG Fund	230,227	2,128	(4,682)	(2,554)
PIMCO Short Asset Investment Fund	3,086,532	8,740	(8,999)	(259)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) on investments are attributable to open wash sale loss deferrals, Lehman securities, unrealized gain or loss on certain futures, and forward contracts, straddle loss deferrals, and realized and unrealized gain (loss) swap contracts.

For the fiscal years ended March 31, 2018 and March 31, 2017, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	March 31, 2018			March 31, 2017
	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)
PIMCO Government Money Market Fund	$8,305	$0	$0	$2,269	$0	$0
PIMCO Low Duration Fund II	5,363	0	0	6,014	0	0
PIMCO Low Duration ESG Fund	1,714	0	0	2,836	0	538
PIMCO Short Asset Investment Fund	37,501	1,260	0	15,877	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

17. SUBSEQUENT EVENTS

On February 13, 2018, the Board approved a proposal to change the name of Class P for all Funds of the Trust that offer such class to I-2. The name change occurred on April 27, 2018.

There were no other subsequent events identified that require recognition or disclosure.

70	PIMCO SHORT DURATION STRATEGY FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO Government Money Market Fund, PIMCO Low Duration Fund II, PIMCO Low Duration ESG Fund and PIMCO Short Asset Investment Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PIMCO Government Money Market Fund, PIMCO Low Duration Fund II, PIMCO Low Duration ESG Fund and PIMCO Short Asset Investment Fund (four of the funds constituting PIMCO Funds, hereafter collectively referred to as the “Funds”) as of March 31, 2018, the related statements of operations for the year ended March 31, 2018, the statements of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 24, 2018

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

ANNUAL REPORT	MARCH 31, 2018	71

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GST	Goldman Sachs International	RDR	RBC Capital Markets LLC
BOA	Bank of America N.A.	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
BOS	Banc of America Securities LLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.
BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank
BSN	Bank of Nova Scotia	JPS	JP Morgan Securities, Inc.	SGY	Societe Generale, New York
CBK	Citibank N.A.	MBC	HSBC Bank Plc	SOG	Societe Generale
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A	SSB	State Street Bank and Trust Co.
FBF	Credit Suisse International	NAB	National Australia Bank Ltd.	TOR	Toronto Dominion Bank
FICC	Fixed Income Clearing Corporation	NXN	Natixis New York	UAG	UBS AG Stamford
GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada	UBS	UBS Securities LLC
GSC	Goldman Sachs & Co.

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	SEK	Swedish Krona
CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar
DKK	Danish Krone	KRW	South Korean Won	TWD	Taiwanese Dollar
EUR	Euro	NOK	Norwegian Krone	USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	US0001M	1 Month USD Swap Rate
BP0003M	3 Month GBP-LIBOR	LIBOR01M	1 Month USD-LIBOR	US0003M	3 Month USD Swap Rate
COF 11	Cost of Funds - 11th District of San Francisco	LIBOR03M	3 Month USD-LIBOR	US0006M	6 Month USD Swap Rate
EUR003M	3 Month EUR Swap Rate	MCDX	Municipal Bond Credit Derivative Index	US0012M	12 Month USD Swap Rate

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	NCUA	National Credit Union Administration
ALT	Alternate Loan Trust	FDIC	Federal Deposit Insurance Corp.	OAT	Obligations Assimilables du Trésor
CLO	Collateralized Loan Obligation	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced

72	PIMCO SHORT DURATION STRATEGY FUNDS

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Funds’ dividend distribution that qualifies under tax law. The percentage of the following Funds’ Fiscal 2018 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below:

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2018 was designated as ‘qualified dividend income’ as defined in the Act subject to reduced tax rates in 2018:

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s†)	Qualified Short-Term Capital Gain (000s†)
PIMCO Government Money Market Fund	0.00%	0.00%	$8,306	$0
PIMCO Low Duration Fund II	0.00%	0.00%	5,364	0
PIMCO Low Duration ESG Fund	0.00%	0.00%	1,715	0
PIMCO Short Asset Investment Fund	0.00%	0.00%	31,344	6,158

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2019, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2018.

ANNUAL REPORT	MARCH 31, 2018	73

Management of the Trust

The charts below identify the Trustees and executive officers of the Trust. Unless otherwise indicated, the address of all persons below is 650 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call PIMCO at (888) 87-PIMCO or visit the Funds’ website at www.pimco.com.

Name, Year of Birth and Position Held with Trust*	Term of Office and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Public Company and Investment Company Directorships Held by Trustee During the Past 5 Years

Interested Trustees[1]

Brent R. Harris (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO. Formerly, member of Executive Committee, PIMCO.	162	Chairman and Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors, Investment Company Institute.

Peter G. Strelow (1970) Trustee	05/2017 to present	Managing Director and Co-Chief Operating Officer, PIMCO. Formerly, Chief Administrative Officer, PIMCO.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

Independent Trustees

George E. Borst (1948) Trustee	04/2015 to present	Executive Advisor, McKinsey & Company (since 10/14); Formerly, Executive Advisor, Toyota Financial Services (10/13-12/14); and CEO, Toyota Financial Services (1/01-9/13).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, MarineMax Inc.

Jennifer Holden Dunbar (1963) Trustee	04/2015 to present	Managing Director, Dunbar Partners, LLC (business consulting and investments). Formerly, Partner, Leonard Green & Partners, L.P.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT; Director, PS Business Parks; Director, Big 5 Sporting Goods Corporation.

Kym M. Hubbard (1957) Trustee	02/2017 to present	Formerly, Global Head of Investments, Chief Investment Officer and Treasurer, Ernst & Young.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, State Auto Financial Corporation.

Gary F. Kennedy (1955) Trustee	04/2015 to present	Formerly, Senior Vice President, General Counsel and Chief Compliance Officer, American Airlines and AMR Corporation (now American Airlines Group) (1/03-1/14).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

Peter B. McCarthy (1950) Trustee	04/2015 to present	Formerly, Assistant Secretary and Chief Financial Officer, United States Department of Treasury; Deputy Managing Director, Institute of International Finance.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Ronald C. Parker (1951) Lead Independent Trustee	07/2009 to present Lead Independent Trustee - 02/2017 to present	Director of Roseburg Forest Products Company. Formerly, Chairman of the Board, The Ford Family Foundation; and President, Chief Executive Officer, Hampton Affiliates (forestry products).	162	Lead Independent Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Trustee, PIMCO Equity Series and PIMCO Equity Series VIT.

*	Unless otherwise noted, the information for the individuals listed is as of March 31, 2018.
[1]	Mr. Harris and Mr. Strelow are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.
†	Trustees serve until their successors are duly elected and qualified.

74	PIMCO SHORT DURATION STRATEGY FUNDS

(Unaudited)

Executive Officers

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*

Peter G. Strelow (1970) President	01/2015 to present Senior Vice President 11/2013 to 01/2015 Vice President 05/2008 to 11/2013	Managing Director and Co-Chief Operating Officer, PIMCO. President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Chief Administrative Officer, PIMCO.

David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Chief Legal Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management of America L.P.

Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Managing Director and Chief Compliance Officer, PIMCO. Chief Compliance Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Brent R. Harris (1959) Senior Vice President	01/2015 to present President 03/2009 to 01/2015	Managing Director, PIMCO. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, member of Executive Committee, PIMCO.

Joshua D. Ratner (1976)** Vice President - Senior Counsel, Secretary	11/2013 to present Assistant Secretary 10/2007 to 01/2011	Executive Vice President and Deputy General Counsel, PIMCO. Chief Legal Officer, PIMCO Investments LLC. Vice President – Senior Counsel, Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Vice President, Secretary and Chief Legal Officer, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Ryan G. Leshaw (1980) Assistant Secretary	05/2012 to present	Senior Vice President and Senior Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Associate, Willkie Farr & Gallagher LLP.

Wu-Kwan Kit (1981) Assistant Secretary	08/2017 to present	Vice President and Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Assistant General Counsel, VanEck Associates Corp.

Stacie D. Anctil (1969) Vice President	05/2015 to present Assistant Treasurer 11/2003 to 05/2015	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

William G. Galipeau (1974) Vice President	11/2013 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Eric D. Johnson (1970)** Vice President	05/2011 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Bijal Y. Parikh (1978) Vice President	02/2017 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Greggory S. Wolf (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Trent W. Walker (1974) Treasurer	11/2013 to present Assistant Treasurer 05/2007 to 11/2013	Executive Vice President, PIMCO. Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Executive Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Colleen D. Miller (1980)** Assistant Treasurer	02/2017 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Vice President Cohen & Steers Capital Management.

Christopher M. Morin (1980) Assistant Treasurer	08/2016 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

ANNUAL REPORT	MARCH 31, 2018	75

Management of the Trust (Cont.)

(Unaudited)

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*

Jason J. Nagler (1982)** Assistant Treasurer	05/2015 to present	Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Head of Mutual Fund Reporting, GMO and Assistant Treasurer, GMO Trust and GMO Series Trust Funds.

*

The term “PIMCO-Sponsored Closed-End Funds” as used herein includes: PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund Inc., PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO Dynamic Credit and Mortgage Income Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II and PIMCO Strategic Income Fund, Inc.; the term “PIMCO-Sponsored Interval Funds” as used herein includes: PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund.

**	The address of these officers is Pacific Investment Management Company LLC, 1633 Broadway, New York, New York 10019.

76	PIMCO SHORT DURATION STRATEGY FUNDS

Privacy Policy1

(Unaudited)

The Funds2,3 consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ non-public personal information. The Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

OBTAINING PERSONAL INFORMATION

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers or sub-advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial advisor or consultant, and/or from information captured on applicable websites.

RESPECTING YOUR PRIVACY

As a matter of policy, the Funds do not disclose any non-public personal information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds or their affiliates may also retain non-affiliated companies to market Fund shares or products which use Fund shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm and/or financial advisor or consultant.

SHARING INFORMATION WITH THIRD PARTIES

The Funds reserve the right to disclose or report personal or account information to non-affiliated third parties in limited circumstances where the Funds believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect their rights or property, or upon reasonable request by any fund advised by PIMCO in which a shareholder has invested. In addition, the Funds may disclose information about a shareholder or a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

SHARING INFORMATION WITH AFFILIATES

The Funds may share shareholder information with their affiliates in connection with servicing shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, distributors or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds may share may include, for example, a shareholder’s participation in the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transactions with a shareholder, information captured on applicable websites, or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

PROCEDURES TO SAFEGUARD PRIVATE INFORMATION

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

INFORMATION COLLECTED FROM WEBSITES

Websites maintained by the Funds or their service providers may use a variety of technologies to collect information that help the Funds and their service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. In addition, the Funds or their Service Affiliates may use third parties to place advertisements for the Funds on other websites, including banner advertisements. Such third parties may collect anonymous information through the use of cookies or action tags (such as web beacons). The information these third parties collect is generally limited to technical and web navigation information, such as your IP address, web pages visited and browser type, and does not include personally identifiable information such as name, address, phone number or email address. If you are a registered user of the Funds’ website, the Funds or their service providers or third party firms engaged by the Funds or their service providers may collect or share

ANNUAL REPORT	MARCH 31, 2018	77

Privacy Policy1 (Cont.)

(Unaudited)

information submitted by you, which may include personally identifiable information. This information can be useful to the Funds when assessing and offering services and website features. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. The Funds do not look for web browser “do not track” requests.

CHANGES TO THE PRIVACY POLICY

From time to time, the Funds may update or revise this privacy policy. If there are changes to the terms of this privacy policy, documents containing the revised policy on the relevant website will be updated.

1 Amended as of February 14, 2017.

2 PIMCO Investments LLC (“PI”) serves as the Funds’ distributor. This Privacy Policy applies to the activities of PI to the extent that PI regularly effects or engages in transactions with or for a Fund shareholder who is the record owner of such shares. For purposes of this Privacy Policy, references to “the Funds” shall include PI when acting in this capacity.

3 When distributing this Policy, a Fund may combine the distribution with any similar distribution of its investment adviser’s privacy policy. The distributed, combined policy may be written in the first person (i.e., by using “we” instead of “the Funds”).

78	PIMCO SHORT DURATION STRATEGY FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, Class P, Administrative Class

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

DST Asset Manager Solutions, Inc.

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF3007AR_033118

PIMCO Funds

Annual Report

March 31, 2018

StocksPLUS® Funds

PIMCO StocksPLUS® Fund

PIMCO StocksPLUS® Absolute Return Fund

PIMCO StocksPLUS® International Fund (Unhedged)

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

PIMCO StocksPLUS® Long Duration Fund

PIMCO StocksPLUS® Short Fund

PIMCO StocksPLUS® Small Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Following is the PIMCO Funds Annual Report, which covers the 12-month reporting period ended March 31, 2018. On the subsequent pages you will find specific details regarding investment results and a discussion of factors that most affected performance over the reporting period.

For the 12-month reporting period ended March 31, 2018

The U.S. economy continued to expand during the reporting period. Looking back, U.S. gross domestic product (GDP) expanded at an annual pace of 3.1%, 3.2% and 2.9% during the second, third and fourth quarters of 2017, respectively. The Commerce Department’s initial reading — released after the reporting period had ended — showed that first quarter 2018 GDP grew at an annual pace of 2.3%.

The Federal Reserve (Fed) continued to normalize monetary policy during the reporting period. After raising interest rates in March and June 2017, the Fed again raised rates in December, moving the federal funds rate up to a range between 1.25% and 1.50%. In addition, in October 2017, the Fed started to reduce its balance sheet. Finally, at its March 2018 meeting, the Fed again increased rates to a range between 1.50% and 1.75%. The Fed also indicated that it expected to make two additional rate hikes in 2018, although this will be data-dependent.

Economic activity outside the U.S. also accelerated during the reporting period. Regardless, the European Central Bank (ECB) and Bank of Japan maintained their highly accommodative monetary policies. Other central banks took a more hawkish stance. In November 2017, the Bank of England instituted its first rate hike since 2007, and the Bank of Canada raised rates twice during the reporting period. Meanwhile, the ECB indicated that it may pare back its quantitative easing program in 2018.

The U.S. Treasury yield curve flattened during the reporting period, as short-term rates moved up more than their longer-term counterparts. The increase in rates at the short end of the yield curve was mostly due to Fed interest rate hikes. The yield on the benchmark 10-year U.S. Treasury note was 2.74% at the end of the reporting period, up from 2.40% on March 31, 2017. U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 0.43% over the 12 months ended March 31, 2018. Meanwhile the Bloomberg Barclays U.S. Aggregate Bond Index, a widely used index of U.S. investment grade bonds, returned 1.20% over the period. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, outperformed the broad U.S. market. While there were periods of volatility, they performed well given overall solid investor demand. The ICE BofAML U.S. High Yield Index returned 3.69% over the reporting period, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 3.34% over the reporting period. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 12.99% over the reporting period.

Global equities generally rose over the first 10 months of the period. This rally was driven by a number of factors, including improving global growth, corporate profits that often exceeded expectations and, in the U.S., optimism surrounding the passage of a tax reform bill in December 2017. However, a portion of those gains were given back during the final two months of the period. This was partially due to concerns over less accommodative central bank policies and fears of a trade war. All told, U.S. equities, as represented by the S&P 500 Index, returned 13.99% over the reporting period. Emerging market equities, as measured by the MSCI Emerging Markets Index, returned 24.93% over the period, whereas global equities, as represented by the MSCI World Index, returned 13.59%. Elsewhere, Japanese equities, as represented by the Nikkei 225 Index, returned 15.50% over the reporting period and European equities, as represented by the MSCI Europe Index, returned -0.43%.

Commodity prices fluctuated but generally moved higher during the 12 months ended March 31, 2018. When the reporting period began, crude oil was approximately $51 a barrel. By the end of the period it was roughly $65 a

2	PIMCO STOCKSPLUS® FUNDS

barrel. This ascent was driven in part by planned and observed production cuts by OPEC and the collapse in Venezuelan oil production, as well as good global growth maintaining demand. Elsewhere, gold and copper prices also moved higher over the reporting period.

Finally, during the reporting period, there were periods of volatility in the foreign exchange markets, possibly due, at least in part, to signs of improving global growth, decoupling central bank policies, and a number of geopolitical events. The U.S. dollar generally weakened against other major currencies over the reporting period. For example, the U.S. dollar fell 15.05%, 12.16% and 4.55% versus the euro, British pound and Japanese yen, respectively, during the 12 months ended March 31, 2018.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO. We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds May 24, 2018

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2018	3

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® Long Duration Fund, PIMCO StocksPLUS® Short Fund and PIMCO StocksPLUS® Small Fund (each a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal Risks in the Notes to Financial Statements.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class A, Class C and Class R shares , if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class P and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods.

4	PIMCO STOCKSPLUS® FUNDS

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P*	Administrative Class	Class A**	Class C	Class R	Diversification Status
PIMCO StocksPLUS® Fund	05/13/93	05/13/93	04/30/08	01/07/97	01/20/97	01/20/97	12/31/02	Diversified
PIMCO StocksPLUS® Absolute Return Fund	06/28/02	06/28/02	04/30/08	—	07/31/03	07/31/03	—	Diversified
PIMCO StocksPLUS® International Fund (Unhedged)	11/30/06	11/30/06	04/30/08	—	11/30/06	11/30/06	—	Diversified
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	10/30/03	10/30/03	03/09/12	—	10/30/03	10/30/03	—	Diversified
PIMCO StocksPLUS® Long Duration Fund	08/31/07	08/31/07	—	—	—	—	—	Diversified
PIMCO StocksPLUS® Short Fund	07/23/03	07/23/03	01/29/10	—	07/31/06	07/31/06	—	Diversified
PIMCO StocksPLUS® Small Fund	03/31/06	03/31/06	04/30/08	06/30/14	07/31/06	07/31/06	—	Diversified

*	See the Subsequent Events Note in the Notes to Financial Statements for information regarding the name of Class P.
**	Effective March 23, 2018, Class D shares were automatically converted into Class A shares of the same Fund.

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by The Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ANNUAL REPORT	MARCH 31, 2018	5

PIMCO StocksPLUS® Fund

Institutional Class - PSTKX	Class A - PSPAX
Class P - PSKPX	Class C - PSPCX
Administrative Class - PPLAX	Class R - PSPRX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

Short-Term Instruments‡	38.5%
Corporate Bonds & Notes	23.6%
U.S. Government Agencies	18.0%
Asset-Backed Securities	10.5%
U.S. Treasury Obligations	4.6%
Non-Agency Mortgage-Backed Securities	2.4%
Sovereign Issues	2.0%
Other	0.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (05/13/93)
PIMCO StocksPLUS® Fund Institutional Class	13.85%	13.29%	10.03%	10.07%
PIMCO StocksPLUS® Fund Class P	13.70%	13.18%	9.92%	10.04%
PIMCO StocksPLUS® Fund Administrative Class	13.62%	13.01%	9.81%	9.78%
PIMCO StocksPLUS® Fund Class A	13.42%	12.84%	9.59%	9.61%
PIMCO StocksPLUS® Fund Class A (adjusted)	9.17%	11.98%	9.26%	9.48%
PIMCO StocksPLUS® Fund Class C	12.92%	12.27%	9.05%	9.07%
PIMCO StocksPLUS® Fund Class C (adjusted)	11.92%	12.27%	9.05%	9.07%
PIMCO StocksPLUS® Fund Class R	13.20%	12.57%	9.33%	9.37%
S&P 500 Index	13.99%	13.31%	9.49%	9.62%
Lipper Large-Cap Core Funds Average	13.03%	11.80%	8.41%	8.91%	♦

All Fund returns are net of fees and expenses.

♦ Average annual total return since 04/30/1993.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period, were 0.56% for the Institutional Class shares, 0.66% for Class P shares, 0.81% for Administrative Class shares, 0.96% for Class A shares, 1.46% for Class C shares, and 1.21% for Class R shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus as supplemented.

Investment Objective and Strategy Overview

PIMCO StocksPLUS® Fund seeks total return which exceeds that of the S&P 500 Index (“S&P 500”) by investing under normal circumstances in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute returns, as the S&P 500 Index returned 13.99%.

»	The portfolio’s bond alpha strategy added to returns. Highlights about the drivers of performance include the following:

»	U.S. duration strategies detracted from performance, as U.S. Treasury yields increased over the reporting period.

»	Holdings of non-Agency mortgages contributed to performance, as the total returns in these securities were positive.

»	Holdings of investment grade corporate bonds added to returns, as the sector generated positive returns.

6	PIMCO STOCKSPLUS® FUNDS

PIMCO StocksPLUS® Absolute Return Fund

Institutional Class - PSPTX	Class A - PTOAX
Class P - PTOPX	Class C - PSOCX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

Short-Term Instruments‡	46.1%
U.S. Treasury Obligations	23.0%
Asset-Backed Securities	9.7%
U.S. Government Agencies	8.4%
Corporate Bonds & Notes	6.3%
Non-Agency Mortgage-Backed Securities	3.5%
Sovereign Issues	2.7%
Other	0.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (06/28/02)
PIMCO StocksPLUS® Absolute Return Fund Institutional Class	14.53%	13.22%	11.54%	10.61%
PIMCO StocksPLUS® Absolute Return Fund Class P	14.41%	13.10%	11.42%	10.53%
PIMCO StocksPLUS® Absolute Return Fund Class A	14.06%	12.77%	11.08%	10.19%
PIMCO StocksPLUS® Absolute Return Fund Class A (adjusted)	9.78%	11.91%	10.66%	9.92%
PIMCO StocksPLUS® Absolute Return Fund Class C	13.21%	11.93%	10.25%	9.36%
PIMCO StocksPLUS® Absolute Return Fund Class C (adjusted)	12.26%	11.93%	10.25%	9.36%
S&P 500 Index	13.99%	13.31%	9.49%	8.62%
Lipper Large-Cap Core Funds Average	13.03%	11.80%	8.41%	7.78%	♦

All Fund returns are net of fees and expenses.

♦ Average annual total return since 06/30/2002.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end, were 0.68% for the Institutional Class shares, 0.78% for Class P shares, 1.08% for Class A shares, and 1.83% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO StocksPLUS® Absolute Return Fund seeks total return which exceeds that of the S&P 500 Index (“S&P 500”) by investing under normal circumstances in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute returns as the S&P 500 Index returned 13.99%

»	The portfolio’s bond alpha strategy added to returns. Highlights about the drivers of performance include the following:

»	U.S. duration strategies detracted from performance, as U.S. Treasury yields increased over the reporting period.

»	Holdings of non-Agency mortgages contributed to performance, as the total returns in these securities were positive.

»	Exposure to U.S. breakeven inflation securities added to returns, as inflation expectations increased.

»	Currency strategies detracted from returns, driven by a long U.S. dollar against the British pound, Singapore dollar and Korean won.

ANNUAL REPORT	MARCH 31, 2018	7

PIMCO StocksPLUS® International Fund (Unhedged)

Institutional Class - PSKIX	Class A - PPUAX
Class P - PPLPX	Class C - PPUCX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

U.S. Treasury Obligations	35.3%
Short-Term Instruments‡	32.9%
Asset-Backed Securities	9.4%
U.S. Government Agencies	9.0%
Corporate Bonds & Notes	6.8%
Non-Agency Mortgage-Backed Securities	4.3%
Sovereign Issues	1.5%
Other	0.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (11/30/06)
PIMCO StocksPLUS® International Fund (Unhedged) Institutional Class	15.47%	6.52%	5.33%	5.39%
PIMCO StocksPLUS® International Fund (Unhedged) Class P	15.16%	6.40%	5.26%	5.32%
PIMCO StocksPLUS® International Fund (Unhedged) Class A	14.99%	6.06%	4.92%	4.96%
PIMCO StocksPLUS® International Fund (Unhedged) Class A (adjusted)	10.64%	5.26%	4.52%	4.61%
PIMCO StocksPLUS® International Fund (Unhedged) Class C	14.08%	5.28%	4.14%	4.18%
PIMCO StocksPLUS® International Fund (Unhedged) Class C (adjusted)	13.08%	5.28%	4.14%	4.18%
MSCI EAFE Index	14.80%	6.50%	2.74%	2.81%
Lipper International Multi-Cap Core Funds Average	15.29%	6.54%	2.84%	2.76%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end, were 0.68% for the Institutional Class shares, 0.78% for Class P shares, 1.08% for Class A shares, and 1.83% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO StocksPLUS® International Fund (Unhedged) seeks total return which exceeds that of its benchmark index, consistent with prudent investment management, by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Index added to absolute returns as the index returned 14.80%.

»	The portfolio’s bond alpha strategy added to returns. Highlights about the drivers of performance include the following:

»	U.S. duration strategies added performance driven by long exposure to the intermediate part of the yield curve, where yields decreased over the reporting period.

»	Short duration exposure to France detracted from returns, as yields decreased.

»	Holdings of non-Agency mortgages contributed to performance, as the total returns in these securities were positive.

»	Holdings of investment grade corporate bonds added to returns, as the sector generated positive returns.

8	PIMCO STOCKSPLUS® FUNDS

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Institutional Class - PISIX	Class A - PIPAX
Class P - PIUHX	Class C - PIPCX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

U.S. Treasury Obligations	48.5%
Short-Term Instruments‡	18.3%
Asset-Backed Securities	11.6%
U.S. Government Agencies	9.1%
Corporate Bonds & Notes	5.5%
Non-Agency Mortgage-Backed Securities	4.2%
Sovereign Issues	2.4%
Other	0.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (10/30/03)
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Institutional Class	7.71%	8.56%	8.30%	9.27%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class P	7.57%	8.47%	8.20%	9.19%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class A	7.38%	8.13%	7.87%	8.83%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class A (adjusted)	3.35%	7.30%	7.26%	8.40%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class C	6.41%	7.33%	7.07%	8.03%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class C (adjusted)	5.42%	7.33%	7.07%	8.03%
MSCI EAFE Hedged USD Index	7.07%	8.90%	5.02%	6.88%
Lipper International Multi-Cap Core Funds Average	15.29%	6.54%	2.84%	6.15%	♦

All Fund returns are net of fees and expenses.

♦ Average annual total return since 10/31/2003.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end, were 0.81% for the Institutional Class shares, 0.91% for Class P shares, 1.21% for Class A shares, and 1.96% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) seeks total return which exceeds that of its benchmark index, consistent with prudent investment management, by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest in common stocks, options, futures, options on futures and swaps. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Net Dividend Hedged USD Index added to absolute returns, as the index returned 7.07%.

»	The portfolio’s bond alpha strategy added to returns. Highlights about the drivers of performance include the following:

»	U.S. duration strategies detracted from performance, as U.S. Treasury yields increased over the reporting period.

»	Holdings of non-Agency mortgages contributed to performance as the total returns in these securities were positive.

»	Exposure to U.S. breakeven inflation securities added to returns, as inflation expectations increased.

»	Currency strategies detracted from returns, driven by a long U.S. dollar against the British pound, Singapore dollar and Korean won.

ANNUAL REPORT	MARCH 31, 2018	9

PIMCO StocksPLUS® Long Duration Fund

Institutional Class - PSLDX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

Corporate Bonds & Notes	39.7%
U.S. Treasury Obligations	32.3%
U.S. Government Agencies	9.3%
Short-Term Instruments‡	6.5%
Asset-Backed Securities	3.9%
Non-Agency Mortgage-Backed Securities	2.7%
Sovereign Issues	2.6%
Municipal Bonds & Notes	1.5%
Loan Participations and Assignments	1.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (08/31/07)
PIMCO StocksPLUS® Long Duration Fund Institutional Class	17.80%	16.77%	15.73%	14.33%
S&P 500 Index	13.99%	13.31%	9.49%	7.96%
S&P 500 Index + Bloomberg Barclays Long-Term Government/Credit Index — 3 Month LIBOR	18.29%	17.56%	16.15%	14.42%
Lipper Specialty Diversified Equity Funds Average	5.50%	(4.07)%	(4.82)%	(4.27)%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio in effect as of period end, was 0.64% for the Institutional Class shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO StocksPLUS® Long Duration Fund seeks total return which exceeds that of its benchmarks, consistent with prudent investment management, by investing under normal circumstances in S&P 500 Index derivatives, backed by a diversified portfolio of long-term Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	U.S. interest rate strategies contributed to performance, particularly underweight exposure to long-term interest rates, as interest rates rose.

»	Underweight exposure to and security selection within investment grade corporates detracted from performance, as spreads tightened and selected issues underperformed.

»	An out-of-benchmark allocation to high yield corporates contributed to performance, as total returns in these securities were positive.

»	Agency MBS, non-agency MBS and CMBS were positive for performance as total returns for those securities were positive.

»	Overweight exposure to and security selection within Agency debentures contributed to performance, as spreads tightened and selected issues outperformed.

»

Exposure to select external emerging markets debt contributed to performance as those securities’ spreads tightened and their total returns were positive. However, security selection detracted from performance.

10	PIMCO STOCKSPLUS® FUNDS

PIMCO StocksPLUS® Short Fund

Institutional Class - PSTIX	Class A - PSSAX
Class P - PSPLX	Class C - PSSCX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

Short-Term Instruments‡	34.6%
U.S. Treasury Obligations	25.6%
U.S. Government Agencies	13.7%
Asset-Backed Securities	10.6%
Corporate Bonds & Notes	6.3%
Non-Agency Mortgage-Backed Securities	5.7%
Sovereign Issues	2.8%
Other	0.7%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (07/23/03)
PIMCO StocksPLUS® Short Fund Institutional Class	(9.46)%	(11.00)%	(7.41)%	(4.22)%
PIMCO StocksPLUS® Short Fund Class P	(9.68)%	(11.12)%	(7.51)%	(4.31)%
PIMCO StocksPLUS® Short Fund Class A	(9.92)%	(11.34)%	(7.81)%	(4.63)%
PIMCO StocksPLUS® Short Fund Class A (adjusted)	(13.29)%	(12.03)%	(8.16)%	(4.87)%
PIMCO StocksPLUS® Short Fund Class C	(10.51)%	(12.01)%	(8.49)%	(5.34)%
PIMCO StocksPLUS® Short Fund Class C (adjusted)	(11.40)%	(12.01)%	(8.49)%	(5.34)%
S&P 500 Index	13.99%	13.31%	9.49%	9.14%
Inverse of S&P 500 Index	(12.98)%	(12.71)%	(10.79)%	(10.05)%
Lipper Dedicated Short-Bias Fund Average	(22.18)%	(21.81)%	(23.39)%	(17.08)%	♦

All Fund returns are net of fees and expenses.

♦ Average annual total return since 07/31/2003.

The performance of this Fund relative to its benchmark since inception is influenced by the Fund’s use of investment strategies that attempt to profit from pricing inefficiencies in the various markets in which the Fund may invest. The strategies were employed shortly after the inception of the Fund and have not been employed in the last several years. Specifically, market conditions had temporarily allowed the Fund to simultaneously purchase and sell equivalent stock index futures contracts in two markets to benefit from a discrepancy in their prices. There can be no assurance nor is there any expectation that the Fund will be able to implement these or similar strategies in the future. Past performance is no guarantee of future results, and the Fund’s performance since inception should not be expected to continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end, were 0.67% for the Institutional Class shares, 0.77% for Class P shares, 1.07% for Class A shares, and 1.82% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO StocksPLUS® Short Fund seeks total return through the implementation of short investment positions on the S&P 500 Index (“S&P 500”) by investing primarily in short positions with respect to the S&P 500 or specific S&P 500 securities, backed by a portfolio of Fixed Income Instruments, such that the Fund’s net asset value may vary inversely with the value of the S&P 500 on a daily basis, subject to certain limitations. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	The Fund’s inverse exposure to equity index derivatives linked to the S&P 500 Index detracted from absolute returns, as the S&P 500 Index returned 13.99%.

»	The portfolio’s bond alpha strategy added to returns. Highlights about the drivers of performance include the following:

»	U.S. duration strategies detracted from performance, as U.S. Treasury yields increased over the reporting period.

»	Holdings of non-Agency mortgages contributed to performance, as the total returns in these securities were positive.

»	Exposure to U.S. breakeven inflation securities added to returns, as inflation expectations increased.

»	Currency strategies detracted from returns, driven by a long U.S. dollar against the British pound, Singapore dollar and Korean won.

ANNUAL REPORT	MARCH 31, 2018	11

PIMCO StocksPLUS® Small Fund

Institutional Class - PSCSX	Class A - PCKAX
Class P - PCKPX	Class C - PCKCX
Administrative Class - PCKTX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

Short-Term Instruments‡	36.8%
U.S. Treasury Obligations	31.2%
Asset-Backed Securities	11.1%
U.S. Government Agencies	7.8%
Non-Agency Mortgage-Backed Securities	6.7%
Corporate Bonds & Notes	4.2%
Sovereign Issues	1.4%
Other	0.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (03/31/06)
PIMCO StocksPLUS® Small Fund Institutional Class	13.12%	12.17%	14.06%	11.29%
PIMCO StocksPLUS® Small Fund Class P	13.02%	12.08%	13.92%	11.17%
PIMCO StocksPLUS® Small Fund Administrative Class	12.95%	11.92%	13.79%	11.04%
PIMCO StocksPLUS® Small Fund Class A	12.77%	11.76%	13.64%	10.89%
PIMCO StocksPLUS® Small Fund Class A (adjusted)	8.54%	10.91%	13.20%	10.54%
PIMCO StocksPLUS® Small Fund Class C	11.90%	10.92%	12.77%	10.03%
PIMCO StocksPLUS® Small Fund Class C (adjusted)	10.90%	10.92%	12.77%	10.03%
Russell 2000® Index	11.79%	11.47%	9.84%	7.40%
Lipper Small-Cap Core Funds Average	9.33%	10.26%	9.19%	7.05%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end, were 0.74% for the Institutional Class shares, 0.84% for Class P shares, 0.99% for Administrative Class shares, 1.14% for Class A shares, and 1.89% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO StocksPLUS® Small Fund seeks total return which exceeds that of the Russell 2000® Index by investing under normal circumstances in Russell 2000® Index derivatives, backed by a diversified portfolio of Fixed Income Instruments actively managed by PIMCO. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	The Fund’s exposure to equity index derivatives linked to the Russell 2000 Index added to absolute returns, as the index returned 8.56%.

»	The portfolio’s bond alpha strategy added to returns. Highlights about the drivers of performance include the following:

»	U.S. duration strategies detracted from performance, as U.S. Treasury yields increased over the reporting period.

»	Holdings of non-Agency mortgages contributed to performance, as the total returns in these securities were positive.

»	Exposure to U.S. breakeven inflation securities added to returns, as inflation expectations increased.

»	Currency strategies detracted from returns, driven by a long U.S. dollar against the British pound, Singapore dollar and Korean won.

12	PIMCO STOCKSPLUS® FUNDS

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from October 1, 2017 to March 31, 2018 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO StocksPLUS® Fund
Institutional Class	$1,000.00	$1,055.70	$3.08	$1,000.00	$1,021.94	$3.02	0.60%
Class P	1,000.00	1,054.50	3.59	1,000.00	1,021.44	3.53	0.70
Administrative Class	1,000.00	1,055.00	4.35	1,000.00	1,020.69	4.28	0.85
Class A	1,000.00	1,054.00	5.12	1,000.00	1,019.95	5.04	1.00
Class C	1,000.00	1,051.30	7.67	1,000.00	1,017.45	7.54	1.50
Class R	1,000.00	1,052.20	6.40	1,000.00	1,018.70	6.29	1.25
PIMCO StocksPLUS® Absolute Return Fund
Institutional Class	$1,000.00	$1,058.60	$3.75	$1,000.00	$1,021.29	$3.68	0.73%
Class P	1,000.00	1,057.00	4.26	1,000.00	1,020.79	4.18	0.83
Class A	1,000.00	1,055.80	5.79	1,000.00	1,019.30	5.69	1.13
Class C	1,000.00	1,051.90	9.62	1,000.00	1,015.56	9.45	1.88
PIMCO StocksPLUS® International Fund (Unhedged)
Institutional Class	$1,000.00	$1,023.40	$3.63	$1,000.00	$1,021.34	$3.63	0.72%
Class P	1,000.00	1,023.00	4.14	1,000.00	1,020.84	4.13	0.82
Class A	1,000.00	1,020.60	5.64	1,000.00	1,019.35	5.64	1.12
Class C	1,000.00	1,016.90	9.40	1,000.00	1,015.61	9.40	1.87

ANNUAL REPORT	MARCH 31, 2018	13

Expense Examples (Cont.)

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)
Institutional Class	$1,000.00	$999.10	$4.34	$1,000.00	$1,020.59	$4.38	0.87%
Class P	1,000.00	997.70	4.83	1,000.00	1,020.09	4.89	0.97
Class A	1,000.00	996.70	6.32	1,000.00	1,018.60	6.39	1.27
Class C	1,000.00	993.30	10.04	1,000.00	1,014.86	10.15	2.02
PIMCO StocksPLUS® Long Duration Fund
Institutional Class	$1,000.00	$1,039.40	$4.68	$1,000.00	$1,020.34	$4.63	0.92%
PIMCO StocksPLUS® Short Fund
Institutional Class	$1,000.00	$953.90	$3.31	$1,000.00	$1,021.54	$3.43	0.68%
Class P	1,000.00	952.30	3.80	1,000.00	1,021.04	3.93	0.78
Class A	1,000.00	951.60	5.25	1,000.00	1,019.55	5.44	1.08
Class C	1,000.00	948.20	8.89	1,000.00	1,015.81	9.20	1.83
PIMCO StocksPLUS® Small Fund
Institutional Class	$1,000.00	$1,030.80	$4.00	$1,000.00	$1,020.99	$3.98	0.79%
Class P	1,000.00	1,030.60	4.51	1,000.00	1,020.49	4.48	0.89
Administrative Class	1,000.00	1,030.30	5.26	1,000.00	1,019.75	5.24	1.04
Class A	1,000.00	1,029.50	6.02	1,000.00	1,019.00	5.99	1.19
Class C	1,000.00	1,026.30	9.80	1,000.00	1,015.26	9.75	1.94

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

14	PIMCO STOCKSPLUS® FUNDS

Benchmark Descriptions

Index*	Benchmark Descriptions

Inverse of S&P 500 Index	Inverse of S&P 500 Index is the negative equivalent of the return of the S&P 500 index. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market.

MSCI EAFE Hedged USD Index	MSCI EAFE (Morgan Stanley Capital International Europe, Australasia, Far East) Hedged USD is a free float-adjusted market capitalization index of issuers in countries of Europe, Australia, and the Far East represented in US Dollars on a hedged basis.

MSCI EAFE Index	MSCI EAFE Index is an unmanaged index designed to represent the performance of large and mid-cap securities across 21 developed markets, including countries in Europe, Australasia and the Far East, excluding the U.S. and Canada.

Russell 2000® Index	Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000 Index and is considered to be representative of the small cap market in general.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market.

S&P 500 Index + Bloomberg Barclays Long-Term Government/Credit Index —3 Month LIBOR	S&P 500 Index + Bloomberg Barclays Long-Term Government/Credit Index — 3 Month LIBOR: The benchmark is a blend constructed by adding the returns of the S&P 500 Index to the Bloomberg Barclays Long-Term Government/Credit Index and subtracting 3-Month LIBOR. S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The Bloomberg Barclays Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. The 3 Month LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

*	It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2018	15

Financial Highlights

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO StocksPLUS® Fund
Institutional Class
03/31/2018	$10.03	$0.14	$1.25	$1.39	$(0.19)	$0.00	$0.00	$(0.19)
03/31/2017	8.55	0.13	1.46	1.59	(0.11)	0.00	0.00	(0.11)
03/31/2016	9.56	0.12	(0.18)	(0.06)	(0.20)	(0.75)	0.00	(0.95)
03/31/2015	9.98	0.06	1.22	1.28	(0.02)	(1.68)	0.00	(1.70)
03/31/2014	9.20	0.09	1.90	1.99	(0.48)	(0.73)	0.00	(1.21)
Class P
03/31/2018	10.01	0.14	1.23	1.37	(0.18)	0.00	0.00	(0.18)
03/31/2017	8.53	0.13	1.45	1.58	(0.10)	0.00	0.00	(0.10)
03/31/2016	9.54	0.11	(0.17)	(0.06)	(0.20)	(0.75)	0.00	(0.95)
03/31/2015	9.97	0.06	1.21	1.27	(0.02)	(1.68)	0.00	(1.70)
03/31/2014	9.20	0.08	1.89	1.97	(0.47)	(0.73)	0.00	(1.20)
Administrative Class
03/31/2018	9.42	0.11	1.17	1.28	(0.16)	0.00	0.00	(0.16)
03/31/2017	8.04	0.11	1.36	1.47	(0.09)	0.00	0.00	(0.09)
03/31/2016	9.05	0.09	(0.17)	(0.08)	(0.18)	(0.75)	0.00	(0.93)
03/31/2015	9.54	0.03	1.17	1.20	(0.01)	(1.68)	0.00	(1.69)
03/31/2014	8.85	0.06	1.81	1.87	(0.45)	(0.73)	0.00	(1.18)
Class A
03/31/2018	9.34	0.09	1.16	1.25	(0.15)	0.00	0.00	(0.15)
03/31/2017	7.97	0.09	1.36	1.45	(0.08)	0.00	0.00	(0.08)
03/31/2016	8.98	0.08	(0.17)	(0.09)	(0.17)	(0.75)	0.00	(0.92)
03/31/2015	9.49	0.02	1.15	1.17	(0.00)	(1.68)	0.00	(1.68)
03/31/2014	8.81	0.05	1.80	1.85	(0.44)	(0.73)	0.00	(1.17)
Class C
03/31/2018	8.88	0.04	1.11	1.15	(0.11)	0.00	0.00	(0.11)
03/31/2017	7.59	0.05	1.28	1.33	(0.04)	0.00	0.00	(0.04)
03/31/2016	8.61	0.03	(0.16)	(0.13)	(0.14)	(0.75)	0.00	(0.89)
03/31/2015	9.20	(0.03)	1.12	1.09	(0.00)	(1.68)	0.00	(1.68)
03/31/2014	8.58	0.00	1.76	1.76	(0.41)	(0.73)	0.00	(1.14)
Class R
03/31/2018	9.60	0.07	1.20	1.27	(0.13)	0.00	0.00	(0.13)
03/31/2017	8.20	0.07	1.39	1.46	(0.06)	0.00	0.00	(0.06)
03/31/2016	9.22	0.06	(0.18)	(0.12)	(0.15)	(0.75)	0.00	(0.90)
03/31/2015	9.71	(0.01)	1.20	1.19	(0.00)	(1.68)	0.00	(1.68)
03/31/2014	8.99	0.02	1.85	1.87	(0.42)	(0.73)	0.00	(1.15)

PIMCO StocksPLUS® Absolute Return Fund
Institutional Class
03/31/2018	$10.92	$0.20	$1.39	$1.59	$(0.30)	$(1.59)	$0.00	$(1.89)
03/31/2017	8.97	0.24	1.78	2.02	(0.07)	0.00	0.00	(0.07)
03/31/2016	9.72	0.16	(0.41)	(0.25)	(0.14)	(0.36)	0.00	(0.50)
03/31/2015	10.38	0.09	1.24	1.33	(0.35)	(1.64)	0.00	(1.99)
03/31/2014	9.92	0.12	1.79	1.91	(0.24)	(1.21)	0.00	(1.45)
Class P
03/31/2018	10.81	0.19	1.37	1.56	(0.29)	(1.59)	0.00	(1.88)
03/31/2017	8.89	0.22	1.76	1.98	(0.06)	0.00	0.00	(0.06)
03/31/2016	9.64	0.15	(0.40)	(0.25)	(0.14)	(0.36)	0.00	(0.50)
03/31/2015	10.31	0.09	1.23	1.32	(0.35)	(1.64)	0.00	(1.99)
03/31/2014	9.87	0.10	1.79	1.89	(0.24)	(1.21)	0.00	(1.45)
Class A
03/31/2018	10.77	0.16	1.36	1.52	(0.26)	(1.59)	0.00	(1.85)
03/31/2017	8.86	0.20	1.75	1.95	(0.04)	0.00	0.00	(0.04)
03/31/2016	9.62	0.12	(0.40)	(0.28)	(0.12)	(0.36)	0.00	(0.48)
03/31/2015	10.31	0.06	1.22	1.28	(0.33)	(1.64)	0.00	(1.97)
03/31/2014	9.88	0.07	1.79	1.86	(0.22)	(1.21)	0.00	(1.43)

16	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$11.23	13.85%	$364,772	0.57%	0.57%	0.50%	0.50%	1.32%	329%
10.03	18.63	400,770	0.56	0.56	0.50	0.50	1.46	132
8.55	(0.59)	517,080	0.56	0.56	0.50	0.50	1.30	525
9.56	13.37	582,691	0.50	0.50	0.50	0.50	0.56	169
9.98	22.60	753,805	0.51	0.51	0.50	0.50	0.92	169

11.20	13.70	67,331	0.67	0.67	0.60	0.60	1.25	329
10.01	18.62	34,538	0.66	0.66	0.60	0.60	1.36	132
8.53	(0.68)	20,399	0.66	0.66	0.60	0.60	1.22	525
9.54	13.24	22,961	0.60	0.60	0.60	0.60	0.60	169
9.97	22.42	21,165	0.61	0.61	0.60	0.60	0.82	169

10.54	13.62	9,170	0.82	0.82	0.75	0.75	1.06	329
9.42	18.38	13,094	0.81	0.81	0.75	0.75	1.20	132
8.04	(0.85)	5,289	0.81	0.81	0.75	0.75	1.05	525
9.05	13.13	6,631	0.75	0.75	0.75	0.75	0.32	169
9.54	22.20	5,873	0.76	0.76	0.75	0.75	0.67	169

10.44	13.42	275,970	0.97	0.97	0.90	0.90	0.93	329
9.34	18.21	192,649	0.96	0.96	0.90	0.90	1.06	132
7.97	(0.99)	192,168	0.96	0.96	0.90	0.90	0.91	525
8.98	12.89	237,176	0.90	0.90	0.90	0.90	0.16	169
9.49	22.06	212,884	0.91	0.91	0.90	0.90	0.51	169

9.92	12.92	110,665	1.47	1.47	1.40	1.40	0.42	329
8.88	17.55	148,261	1.46	1.46	1.40	1.40	0.56	132
7.59	(1.55)	144,638	1.46	1.46	1.40	1.40	0.42	525
8.61	12.36	147,403	1.40	1.40	1.40	1.40	(0.34)	169
9.20	21.50	125,863	1.41	1.41	1.40	1.40	(0.01)	169

10.74	13.20	18,972	1.22	1.22	1.15	1.15	0.68	329
9.60	17.80	16,788	1.21	1.21	1.15	1.15	0.80	132
8.20	(1.28)	14,140	1.21	1.21	1.15	1.15	0.67	525
9.22	12.77	14,200	1.15	1.15	1.15	1.15	(0.07)	169
9.71	21.77	8,497	1.16	1.16	1.15	1.15	0.26	169

$10.62	14.53%	$754,379	0.71%	0.71%	0.64%	0.64%	1.80%	190%
10.92	22.49	577,528	0.68	0.68	0.64	0.64	2.41	339
8.97	(2.51)	484,517	0.65	0.65	0.64	0.64	1.72	582
9.72	13.29	461,818	0.64	0.64	0.64	0.64	0.88	437
10.38	20.09	217,927	0.64	0.64	0.64	0.64	1.15	392

10.49	14.41	189,151	0.81	0.81	0.74	0.74	1.70	190
10.81	22.33	117,890	0.78	0.78	0.74	0.74	2.18	339
8.89	(2.61)	77,284	0.75	0.75	0.74	0.74	1.59	582
9.64	13.24	144,519	0.74	0.74	0.74	0.74	0.83	437
10.31	19.92	98,564	0.74	0.74	0.74	0.74	1.01	392

10.44	14.06	539,367	1.11	1.11	1.04	1.04	1.42	190
10.77	22.04	282,429	1.08	1.08	1.04	1.04	2.01	339
8.86	(2.94)	270,766	1.05	1.05	1.04	1.04	1.31	582
9.62	12.88	347,255	1.04	1.04	1.04	1.04	0.55	437
10.31	19.58	351,418	1.04	1.04	1.04	1.04	0.71	392

ANNUAL REPORT	MARCH 31, 2018	17

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO StocksPLUS® Absolute Return Fund (Cont.)
Class C
03/31/2018	$9.98	$0.07	$1.26	$1.33	$(0.20)	$(1.59)	$0.00	$(1.79)
03/31/2017	8.27	0.11	1.63	1.74	(0.03)	0.00	0.00	(0.03)
03/31/2016	9.03	0.05	(0.38)	(0.33)	(0.07)	(0.36)	0.00	(0.43)
03/31/2015	9.83	(0.02)	1.17	1.15	(0.31)	(1.64)	0.00	(1.95)
03/31/2014	9.51	(0.01)	1.72	1.71	(0.18)	(1.21)	0.00	(1.39)

PIMCO StocksPLUS® International Fund (Unhedged)
Institutional Class
03/31/2018	$6.27	$0.12	$0.85	$0.97	$(0.38)	$(0.09)	$0.00	$(0.47)
03/31/2017	5.37	0.14	0.76	0.90	0.00	0.00	0.00	0.00
03/31/2016	6.50	0.11	(0.88)	(0.77)	(0.31)	(0.01)	(0.04)	(0.36)
03/31/2015	6.91	0.07	(0.09)	(0.02)	(0.36)	(0.03)	0.00	(0.39)
03/31/2014	6.77	0.08	0.98	1.06	(0.76)	(0.16)	0.00	(0.92)
Class P
03/31/2018	6.30	0.12	0.83	0.95	(0.37)	(0.09)	0.00	(0.46)
03/31/2017	5.39	0.14	0.77	0.91	0.00	0.00	0.00	0.00
03/31/2016	6.52	0.11	(0.88)	(0.77)	(0.31)	(0.01)	(0.04)	(0.36)
03/31/2015	6.93	0.06	(0.09)	(0.03)	(0.35)	(0.03)	0.00	(0.38)
03/31/2014	6.79	0.07	0.97	1.04	(0.74)	(0.16)	0.00	(0.90)
Class A
03/31/2018	6.11	0.09	0.83	0.92	(0.36)	(0.09)	0.00	(0.45)
03/31/2017	5.25	0.12	0.74	0.86	0.00	0.00	0.00	0.00
03/31/2016	6.37	0.09	(0.87)	(0.78)	(0.30)	(0.01)	(0.03)	(0.34)
03/31/2015	6.78	0.04	(0.09)	(0.05)	(0.33)	(0.03)	0.00	(0.36)
03/31/2014	6.68	0.04	0.96	1.00	(0.74)	(0.16)	0.00	(0.90)
Class C
03/31/2018	5.86	0.04	0.79	0.83	(0.32)	(0.09)	0.00	(0.41)
03/31/2017	5.07	0.07	0.72	0.79	0.00	0.00	0.00	0.00
03/31/2016	6.18	0.04	(0.84)	(0.80)	(0.27)	(0.01)	(0.03)	(0.31)
03/31/2015	6.59	(0.01)	(0.08)	(0.09)	(0.29)	(0.03)	0.00	(0.32)
03/31/2014	6.53	(0.01)	0.94	0.93	(0.71)	(0.16)	0.00	(0.87)

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)
Institutional Class
03/31/2018	$8.08	$0.14	$0.48	$0.62	$(0.56)	$0.00	$0.00	$(0.56)
03/31/2017	6.62	0.20	1.40	1.60	(0.14)	0.00	0.00	(0.14)
03/31/2016	8.24	0.13	(1.31)	(1.18)	(0.43)	0.00	(0.01)	(0.44)
03/31/2015	8.01	0.14	1.13	1.27	(1.04)	0.00	0.00	(1.04)
03/31/2014	7.51	0.05	0.89	0.94	(0.42)	(0.02)	0.00	(0.44)
Class P
03/31/2018	8.02	0.13	0.47	0.60	(0.55)	0.00	0.00	(0.55)
03/31/2017	6.57	0.19	1.40	1.59	(0.14)	0.00	0.00	(0.14)
03/31/2016	8.19	0.12	(1.31)	(1.19)	(0.42)	0.00	(0.01)	(0.43)
03/31/2015	7.96	0.10	1.16	1.26	(1.03)	0.00	0.00	(1.03)
03/31/2014	7.47	0.05	0.88	0.93	(0.42)	(0.02)	0.00	(0.44)
Class A
03/31/2018	7.72	0.11	0.46	0.57	(0.54)	0.00	0.00	(0.54)
03/31/2017	6.33	0.16	1.35	1.51	(0.12)	0.00	0.00	(0.12)
03/31/2016	7.92	0.09	(1.26)	(1.17)	(0.41)	0.00	(0.01)	(0.42)
03/31/2015	7.73	0.11	1.09	1.20	(1.01)	0.00	0.00	(1.01)
03/31/2014	7.28	0.03	0.84	0.87	(0.40)	(0.02)	0.00	(0.42)
Class C
03/31/2018	7.18	0.04	0.42	0.46	(0.50)	0.00	0.00	(0.50)
03/31/2017	5.90	0.10	1.25	1.35	(0.07)	0.00	0.00	(0.07)
03/31/2016	7.43	0.04	(1.18)	(1.14)	(0.38)	0.00	(0.01)	(0.39)
03/31/2015	7.32	0.05	1.03	1.08	(0.97)	0.00	0.00	(0.97)
03/31/2014	6.92	(0.03)	0.81	0.78	(0.36)	(0.02)	0.00	(0.38)

18	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$9.52	13.21%	$181,762	1.86%	1.86%	1.79%	1.79%	0.64%	190%
9.98	21.02	175,608	1.83	1.83	1.79	1.79	1.26	339
8.27	(3.64)	176,561	1.80	1.80	1.79	1.79	0.56	582
9.03	12.12	224,169	1.79	1.79	1.79	1.79	(0.21)	437
9.83	18.70	189,201	1.79	1.79	1.79	1.79	(0.06)	392

$6.77	15.47%	$1,681,740	0.72%	0.72%	0.64%	0.64%	1.77%	130%
6.27	16.76	1,362,934	0.68	0.68	0.64	0.64	2.47	278
5.37	(12.25)	1,090,010	0.66	0.66	0.64	0.64	1.93	566
6.50	(0.27)	1,057,333	0.64	0.64	0.64	0.64	1.01	449
6.91	16.21	1,291,476	0.64	0.64	0.64	0.64	1.08	395

6.79	15.16	60,891	0.82	0.82	0.74	0.74	1.68	130
6.30	16.88	32,884	0.78	0.78	0.74	0.74	2.39	278
5.39	(12.24)	35,765	0.76	0.76	0.74	0.74	1.87	566
6.52	(0.39)	10,654	0.74	0.74	0.74	0.74	0.90	449
6.93	15.90	9,763	0.74	0.74	0.74	0.74	0.93	395

6.58	14.99	63,204	1.12	1.12	1.04	1.04	1.42	130
6.11	16.38	18,124	1.08	1.08	1.04	1.04	2.15	278
5.25	(12.59)	23,748	1.06	1.06	1.04	1.04	1.54	566
6.37	(0.68)	22,836	1.04	1.04	1.04	1.04	0.63	449
6.78	15.53	30,278	1.04	1.04	1.04	1.04	0.65	395

6.28	14.08	13,422	1.87	1.87	1.79	1.79	0.63	130
5.86	15.58	7,812	1.83	1.83	1.79	1.79	1.37	278
5.07	(13.26)	9,134	1.81	1.81	1.79	1.79	0.79	566
6.18	(1.40)	7,958	1.79	1.79	1.79	1.79	(0.13)	449
6.59	14.68	9,414	1.79	1.79	1.79	1.79	(0.09)	395

$8.14	7.71%	$1,777,214	0.84%	0.84%	0.75%	0.75%	1.71%	130%
8.08	24.42	1,548,785	0.81	0.81	0.75	0.75	2.72	256
6.62	(14.79)	1,398,461	0.76	0.76	0.75	0.75	1.75	499
8.24	16.90	518,997	0.75	0.75	0.75	0.75	1.73	814
8.01	12.97	292,684	0.76	0.76	0.75	0.75	0.66	733

8.07	7.57	541,980	0.94	0.94	0.85	0.85	1.62	130
8.02	24.33	371,289	0.91	0.91	0.85	0.85	2.63	256
6.57	(14.94)	355,109	0.86	0.86	0.85	0.85	1.60	499
8.19	16.97	250,350	0.85	0.85	0.85	0.85	1.28	814
7.96	12.86	36,840	0.86	0.86	0.85	0.85	0.67	733

7.75	7.38	551,924	1.24	1.24	1.15	1.15	1.33	130
7.72	23.95	310,915	1.21	1.21	1.15	1.15	2.36	256
6.33	(15.26)	379,646	1.16	1.16	1.15	1.15	1.29	499
7.92	16.63	338,576	1.15	1.15	1.15	1.15	1.37	814
7.73	12.36	167,561	1.16	1.16	1.15	1.15	0.35	733

7.14	6.41	154,331	1.99	1.99	1.90	1.90	0.56	130
7.18	23.00	153,871	1.96	1.96	1.90	1.90	1.62	256
5.90	(15.85)	197,631	1.91	1.91	1.90	1.90	0.57	499
7.43	15.75	130,680	1.90	1.90	1.90	1.90	0.64	814
7.32	11.71	69,838	1.91	1.91	1.90	1.90	(0.37)	733

ANNUAL REPORT	MARCH 31, 2018	19

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO StocksPLUS® Long Duration Fund
Institutional Class
03/31/2018	$7.32	$0.28	$1.08	$1.36	$(0.53)	$(1.29)	$0.00	$(1.82)
03/31/2017	6.79	0.27	1.03	1.30	(0.29)	(0.48)	0.00	(0.77)
03/31/2016	7.56	0.27	(0.28)	(0.01)	(0.26)	(0.50)	0.00	(0.76)
03/31/2015	7.24	0.27	1.73	2.00	(0.40)	(1.28)	0.00	(1.68)
03/31/2014	8.84	0.29	0.97	1.26	(0.61)	(2.25)	0.00	(2.86)

PIMCO StocksPLUS® Short Fund
Institutional Class
03/31/2018	$9.54	$0.22	$(1.12)	$(0.90)	$(0.17)	$0.00	$0.00	$(0.17)
03/31/2017	10.55	0.30	(1.31)	(1.01)	0.00	0.00	0.00	0.00
03/31/2016~	11.70	0.28	(1.06)	(0.78)	(0.37)	0.00	0.00	(0.37)
03/31/2015~	13.35	0.15	(1.65)	(1.50)	(0.15)	0.00	0.00	(0.15)
03/31/2014~	16.70	0.20	(3.25)	(3.05)	(0.30)	0.00	0.00	(0.30)
Class P
03/31/2018	9.53	0.21	(1.13)	(0.92)	(0.16)	0.00	0.00	(0.16)
03/31/2017	10.55	0.29	(1.31)	(1.02)	0.00	0.00	0.00	0.00
03/31/2016~	11.70	0.28	(1.07)	(0.79)	(0.36)	0.00	0.00	(0.36)
03/31/2015~	13.40	0.15	(1.70)	(1.55)	(0.15)	0.00	0.00	(0.15)
03/31/2014~	16.70	0.15	(3.15)	(3.00)	(0.30)	0.00	0.00	(0.30)
Class A
03/31/2018	9.25	0.18	(1.09)	(0.91)	(0.14)	0.00	0.00	(0.14)
03/31/2017	10.27	0.26	(1.28)	(1.02)	0.00	0.00	0.00	0.00
03/31/2016~	11.45	0.24	(1.07)	(0.83)	(0.35)	0.00	0.00	(0.35)
03/31/2015~	13.05	0.10	(1.60)	(1.50)	(0.10)	0.00	0.00	(0.10)
03/31/2014~	16.25	0.10	(3.05)	(2.95)	(0.25)	0.00	0.00	(0.25)
Class C
03/31/2018	8.86	0.11	(1.04)	(0.93)	(0.08)	0.00	0.00	(0.08)
03/31/2017	9.92	0.17	(1.23)	(1.06)	0.00	0.00	0.00	0.00
03/31/2016~	11.05	0.15	(0.98)	(0.83)	(0.30)	0.00	0.00	(0.30)
03/31/2015~	12.70	0.00	(1.60)	(1.60)	(0.05)	0.00	0.00	(0.05)
03/31/2014~	15.85	0.00	(3.00)	(3.00)	(0.15)	0.00	0.00	(0.15)

PIMCO StocksPLUS® Small Fund
Institutional Class
03/31/2018	$9.87	$0.19	$1.09	$1.28	$(0.44)	$(0.22)	$0.00	$(0.66)
03/31/2017	7.66	0.21	2.32	2.53	(0.32)	0.00	0.00	(0.32)
03/31/2016	9.60	0.16	(1.39)	(1.23)	(0.17)	(0.54)	0.00	(0.71)
03/31/2015	9.85	0.08	0.82	0.90	(0.42)	(0.73)	0.00	(1.15)
03/31/2014	9.03	0.07	1.98	2.05	(0.58)	(0.65)	0.00	(1.23)
Class P
03/31/2018	9.80	0.17	1.09	1.26	(0.43)	(0.22)	0.00	(0.65)
03/31/2017	7.61	0.20	2.31	2.51	(0.32)	0.00	0.00	(0.32)
03/31/2016	9.54	0.15	(1.38)	(1.23)	(0.16)	(0.54)	0.00	(0.70)
03/31/2015	9.81	0.07	0.81	0.88	(0.42)	(0.73)	0.00	(1.15)
03/31/2014	8.99	0.06	1.98	2.04	(0.57)	(0.65)	0.00	(1.22)
Administrative Class
03/31/2018	9.86	0.16	1.10	1.26	(0.41)	(0.22)	0.00	(0.63)
03/31/2017	7.64	0.21	2.29	2.50	(0.28)	0.00	0.00	(0.28)
03/31/2016	9.59	0.15	(1.40)	(1.25)	(0.16)	(0.54)	0.00	(0.70)
06/302014 - 03/31/2015	10.15	0.03	0.56	0.59	(0.42)	(0.73)	0.00	(1.15)
Class A
03/31/2018	9.67	0.14	1.08	1.22	(0.40)	(0.22)	0.00	(0.62)
03/31/2017	7.52	0.18	2.27	2.45	(0.30)	0.00	0.00	(0.30)
03/31/2016	9.45	0.12	(1.37)	(1.25)	(0.14)	(0.54)	0.00	(0.68)
03/31/2015	9.73	0.04	0.81	0.85	(0.40)	(0.73)	0.00	(1.13)
03/31/2014	8.94	0.03	1.97	2.00	(0.56)	(0.65)	0.00	(1.21)

20	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$6.86	17.80%	$565,336	0.85%	0.85%	0.59%	0.59%	3.64%	134%
7.32	20.19	596,979	0.64	0.64	0.59	0.59	3.66	141
6.79	0.64	532,346	0.63	0.63	0.59	0.59	3.95	52
7.56	29.07	637,302	0.61	0.61	0.59	0.59	3.50	91
7.24	18.06	559,898	0.59	0.59	0.59	0.59	3.47	73

$8.47	(9.46)%	$1,993,725	0.66%	0.66%	0.64%	0.64%	2.51%	131%
9.54	(9.57)	1,862,164	0.67	0.67	0.64	0.64	2.90	237
10.55	(5.91)	1,690,893	0.68	0.68	0.64	0.64	2.51	524
11.70	(11.23)	3,443,366	0.64	0.64	0.64	0.64	1.32	403
13.35	(18.36)	5,093,625	0.64	0.64	0.64	0.64	1.25	364

8.45	(9.68)	76,532	0.76	0.76	0.74	0.74	2.40	131
9.53	(9.67)	59,992	0.77	0.77	0.74	0.74	2.84	237
10.55	(5.96)	56,465	0.78	0.78	0.74	0.74	2.45	524
11.70	(11.64)	48,356	0.74	0.74	0.74	0.74	1.19	403
13.40	(18.16)	45,285	0.74	0.74	0.74	0.74	1.15	364

8.20	(9.92)	47,017	1.06	1.06	1.04	1.04	2.13	131
9.25	(9.93)	33,072	1.07	1.07	1.04	1.04	2.61	237
10.27	(6.53)	54,139	1.08	1.08	1.04	1.04	2.18	524
11.45	(11.54)	31,809	1.04	1.04	1.04	1.04	0.96	403
13.05	(18.33)	67,670	1.04	1.04	1.04	1.04	0.85	364

7.85	(10.51)	8,246	1.81	1.81	1.79	1.79	1.34	131
8.86	(10.69)	11,825	1.82	1.82	1.79	1.79	1.79	237
9.92	(6.85)	19,321	1.83	1.83	1.79	1.79	1.41	524
11.05	(12.57)	18,165	1.79	1.79	1.79	1.79	0.16	403
12.70	(18.96)	22,645	1.79	1.79	1.79	1.79	0.10	364

$10.49	13.12%	$630,363	0.79%	0.79%	0.69%	0.69%	1.79%	136%
9.87	33.24	377,433	0.74	0.74	0.69	0.69	2.38	383
7.66	(13.19)	231,986	0.73	0.73	0.69	0.69	1.86	539
9.60	9.93	288,036	0.70	0.70	0.69	0.69	0.86	434
9.85	23.47	292,658	0.69	0.69	0.69	0.69	0.70	428

10.41	13.02	181,517	0.89	0.89	0.79	0.79	1.68	136
9.80	33.10	112,417	0.84	0.84	0.79	0.79	2.29	383
7.61	(13.24)	92,051	0.83	0.83	0.79	0.79	1.69	539
9.54	9.71	212,756	0.80	0.80	0.79	0.79	0.73	434
9.81	23.55	123,335	0.79	0.79	0.79	0.79	0.59	428

10.49	12.95	7,811	1.04	1.04	0.94	0.94	1.50	136
9.86	32.81	7,698	0.99	0.99	0.94	0.94	2.39	383
7.64	(13.40)	5,985	0.98	0.98	0.94	0.94	1.90	539
9.59	6.51	965	0.95 *	0.95 *	0.94 *	0.94 *	0.40 *	434

10.27	12.77	491,851	1.19	1.19	1.09	1.09	1.39	136
9.67	32.68	261,090	1.14	1.14	1.09	1.09	2.02	383
7.52	(13.55)	244,254	1.13	1.13	1.09	1.09	1.44	539
9.45	9.50	370,199	1.10	1.10	1.09	1.09	0.47	434
9.73	23.10	456,429	1.09	1.09	1.09	1.09	0.28	428

ANNUAL REPORT	MARCH 31, 2018	21

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO StocksPLUS® Small Fund (Cont.)
Class C
03/31/2018	$8.99	$0.06	$1.00	$1.06	$(0.34)	$(0.22)	$0.00	$(0.56)
03/31/2017	7.02	0.10	2.12	2.22	(0.25)	0.00	0.00	(0.25)
03/31/2016	8.89	0.06	(1.29)	(1.23)	(0.10)	(0.54)	0.00	(0.64)
03/31/2015	9.27	(0.03)	0.76	0.73	(0.38)	(0.73)	0.00	(1.11)
03/31/2014	8.59	(0.04)	1.88	1.84	(0.51)	(0.65)	0.00	(1.16)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
*	Annualized
~	A one for five reverse share split, effective August 7, 2015, has been retroactively applied.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal Income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

22	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$9.49	11.90%	$122,868	1.94%	1.94%	1.84%	1.84%	0.61%	136%
8.99	31.74	122,651	1.89	1.89	1.84	1.84	1.29	383
7.02	(14.19)	122,496	1.88	1.88	1.84	1.84	0.70	539
8.89	8.62	170,988	1.85	1.85	1.84	1.84	(0.29)	434
9.27	22.19	164,980	1.84	1.84	1.84	1.84	(0.46)	428

ANNUAL REPORT	MARCH 31, 2018	23

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® Absolute Return Fund	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® International Fund (U.S. Dollar- Hedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund

Assets:
Investments, at value
Investments in securities*	$737,687	$1,316,458	$1,537,488	$2,901,777	$785,063	$1,767,118	$1,166,775
Investments in Affiliates	252,418	536,761	459,433	483,955	10,977	609,376	403,360
Financial Derivative Instruments
Exchange-traded or centrally cleared	197	2,364	3,673	4,213	506	1,874	2,167
Over the counter	50,546	85,668	15,820	116,421	2,766	33,808	87,466
Cash	0	8	9	0	63	1	0
Deposits with counterparty	1,802	2,473	3,002	5,653	3,862	3,850	3,242
Foreign currency, at value	467	4,024	4,484	7,737	850	6,574	2,352
Receivable for investments sold	122	3,638	3,644	6,785	31,036	6,409	2,476
Receivable for TBA investments sold	188,387	54,437	44,824	52,178	13,703	48,807	37,853
Receivable for Fund shares sold	1,919	1,156	540	2,597	74	1,548	1,686
Interest and/or dividends receivable	2,217	4,007	5,532	10,913	5,935	6,464	3,699
Dividends receivable from Affiliates	539	962	814	1,000	3	963	702
Total Assets	1,236,301	2,011,956	2,079,263	3,593,229	854,838	2,486,792	1,711,778

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$0	$0	$53,567	$210,047	$0	$0
Payable for sale-buyback transactions	0	0	0	2,139	26,196	0	0
Payable for short sales	48,015	3,439	3,630	6,782	5,809	6,400	2,484
Financial Derivative Instruments
Exchange-traded or centrally cleared	263	3,152	3,397	6,340	260	9,135	2,512
Over the counter	15,002	31,105	32,137	75,289	16,708	76,314	18,334
Payable for investments purchased	14,682	47,685	19,861	39,678	5,369	21,561	24,173
Payable for investments in Affiliates purchased	539	962	814	1,000	3	963	702
Payable for TBA investments purchased	268,541	193,480	192,845	301,239	20,669	214,163	152,998
Deposits from counterparty	39,959	64,751	5,306	73,180	731	27,414	73,012
Payable for Fund shares redeemed	1,841	1,367	946	6,135	3,383	4,132	1,967
Accrued investment advisory fees	190	583	627	1,214	192	708	553
Accrued supervisory and administrative fees	251	489	417	954	132	465	412
Accrued distribution fees	52	164	15	142	0	10	118
Accrued servicing fees	86	120	11	121	0	7	103
Other liabilities	0	0	0	0	3	0	0
Total Liabilities	389,421	347,297	260,006	567,780	289,502	361,272	277,368

Net Assets	$846,880	$1,664,659	$1,819,257	$3,025,449	$565,336	$2,125,520	$1,434,410

Net Assets Consist of:
Paid in capital	$667,637	$1,544,167	$1,606,419	$2,792,344	$536,691	$5,906,717	$1,306,346
Undistributed (overdistributed) net investment income	18,108	27,879	77,606	7,534	11,666	(18,299)	37,341
Accumulated undistributed net realized gain (loss)	123,976	16,840	141,209	156,728	10,066	(3,746,394)	2,422
Net unrealized appreciation (depreciation)	37,159	75,773	(5,977)	68,843	6,913	(16,504)	88,301

Net Assets	$846,880	$1,664,659	$1,819,257	$3,025,449	$565,336	$2,125,520	$1,434,410

Cost of investments in securities	$736,207	$1,298,977	$1,528,716	$2,887,767	$766,077	$1,731,230	$1,157,577
Cost of investments in Affiliates	$252,511	$536,951	$459,632	$484,331	$10,977	$609,573	$403,507
Cost of foreign currency held	$463	$4,041	$3,077	$7,753	$849	$6,577	$2,362
Proceeds received on short sales	$47,832	$3,432	$3,622	$6,768	$5,767	$6,387	$2,478
Cost or premiums of financial derivative instruments, net	$3,228	$10,178	$26,503	$42,959	$5,014	$49,085	$4,591

* Includes repurchase agreements of:	$1,406	$9,241	$843	$1,545	$12,016	$1,070	$1,366

†	A zero balance may reflect actual amounts rounding to less than one thousand.

24	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2018

	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® Absolute Return Fund	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® International Fund (U.S. Dollar- Hedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund

Net Assets:
Institutional Class	$364,772	$754,379	$1,681,740	$1,777,214	$565,336	$1,993,725	$630,363
Class P	67,331	189,151	60,891	541,980	N/A	76,532	181,517
Administrative Class	9,170	N/A	N/A	N/A	N/A	N/A	7,811
Class A	275,970	539,367	63,204	551,924	N/A	47,017	491,851
Class C	110,665	181,762	13,422	154,331	N/A	8,246	122,868
Class R	18,972	N/A	N/A	N/A	N/A	N/A	N/A

Shares Issued and Outstanding:
Institutional Class	32,469	71,063	248,378	218,320	82,416	235,519	60,066
Class P	6,009	18,031	8,972	67,154	N/A	9,055	17,432
Administrative Class	870	N/A	N/A	N/A	N/A	N/A	745
Class A	26,429	51,674	9,602	71,243	N/A	5,732	47,901
Class C	11,153	19,094	2,137	21,606	N/A	1,051	12,953
Class R	1,766	N/A	N/A	N/A	N/A	N/A	N/A

Net Asset Value Per Share Outstanding:
Institutional Class	$11.23	$10.62	$6.77	$8.14	$6.86	$8.47	$10.49
Class P	11.20	10.49	6.79	8.07	N/A	8.45	10.41
Administrative Class	10.54	N/A	N/A	N/A	N/A	N/A	10.49
Class A	10.44	10.44	6.58	7.75	N/A	8.20	10.27
Class C	9.92	9.52	6.28	7.14	N/A	7.85	9.49
Class R	10.74	N/A	N/A	N/A	N/A	N/A	N/A

ANNUAL REPORT	MARCH 31, 2018	25

Statements of Operations

Year Ended March 31, 2018
(Amounts in thousands†)	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® Absolute Return Fund	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® International Fund (U.S. Dollar- Hedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund

Investment Income:
Interest, net of foreign taxes*	$12,768	$30,938	$34,000	$65,087	$29,953	$58,932	$25,194
Dividends	187	493	839	629	0	536	406
Dividends from Investments in Affiliates	3,260	7,878	8,373	10,966	51	10,419	6,246
Total Income	16,215	39,309	43,212	76,682	30,004	69,887	31,846

Expenses:
Investment advisory fees	2,130	6,118	6,773	13,506	2,338	8,602	5,472
Supervisory and administrative fees	2,792	5,218	4,484	10,671	1,603	5,673	4,164
Distribution and/or servicing fees - Administrative Class	29	0	5 (a)	0	0	0	20
Distribution and/or servicing fees - Class D	81 (b)	673 (b)	70 (b)	640 (b)	0	80 (b)	486 (b)
Distribution fees - Class C	561	1,312	80	1,189	0	72	914
Distribution fees - Class R	47	0 (c)	0	1 (c)	0	0	1 (c)
Servicing fees - Class A	603	764	63	900	0	64	722
Servicing fees - Class C	281	437	27	396	0	24	305
Servicing fees - Class R	47	0 (c)	0	1 (c)	0	0	1 (c)
Trustee fees	6	10	11	19	5	15	7
Interest expense	629	1,141	1,393	2,798	1,761	505	1,197
Miscellaneous expense	0	5	2	8	0	0	4
Total Expenses	7,206	15,678	12,908	30,129	5,707	15,035	13,293

Net Investment Income (Loss)	9,009	23,631	30,304	46,553	24,297	54,852	18,553

Net Realized Gain (Loss):
Investments in securities	9,819	17,859	19,972	9,969	2,664	30,367	15,254
Investments in Affiliates	(32)	(120)	(192)	(71)	(6)	(166)	(127)
Net capital gain distributions received from Affiliate investments	39	63	72	125	0	87	51
Exchange-traded or centrally cleared financial derivative instruments	30,161	67,989	39,900	80,307	72,887	(26,050)	25,281
Over the counter financial derivative instruments	117,366	173,212	225,052	133,151	23,134	(408,480)	107,608
Short sales	0	42	38	65	0	101	25
Foreign currency	(1,671)	575	565	(2,103)	(345)	1,183	608

Net Realized Gain (Loss)	155,682	259,620	285,407	221,443	98,334	(402,958)	148,700

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(728)	1,168	(4,614)	3,734	5,285	(6,572)	163
Investments in Affiliates	(97)	(178)	(194)	(384)	0	(185)	(140)
Exchange-traded or centrally cleared financial derivative instruments	652	(7,686)	(2,024)	(20,388)	1,990	(22,459)	(6,538)
Over the counter financial derivative instruments	(56,034)	(74,568)	(73,129)	(48,032)	(15,793)	145,753	(17,017)
Short sales	0	(6)	(6)	(11)	0	(11)	(4)
Foreign currency assets and liabilities	116	179	271	1,312	15	597	175

Net Change in Unrealized Appreciation (Depreciation)	(56,091)	(81,091)	(79,696)	(63,769)	(8,503)	117,123	(23,361)

Net Increase (Decrease) in Net Assets Resulting from Operations	$108,600	$202,160	$236,015	$204,227	$114,128	$(230,983)	$143,892

* Foreign tax withholdings	$0	$0	$0	$0	$9	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Administrative Class Shares liquidated at the close of business on January 31, 2018.
(b)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(c)	Class R Shares liquidated at the close of business on January 31, 2018.

26	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Statements of Changes in Net Assets

	PIMCO StocksPLUS® Fund			PIMCO StocksPLUS® Absolute Return Fund			PIMCO StocksPLUS® International Fund (Unhedged)

(Amounts in thousands†)	Year Ended March 31, 2018		Year Ended March 31, 2017	Year Ended March 31, 2018		Year Ended March 31, 2017	Year Ended March 31, 2018		Year Ended March 31, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$9,009		$9,271	$23,631		$25,920	$30,304		$31,036
Net realized gain (loss)	155,682		24,708	259,620		40,851	285,407		138,615
Net change in unrealized appreciation (depreciation)	(56,091)		97,602	(81,091)		179,395	(79,696)		30,806

Net Increase (Decrease) in Net Assets Resulting from Operations	108,600		131,581	202,160		246,166	236,015		200,457

Distributions to Shareholders:
From net investment income
Institutional Class	(6,302)		(3,988)	(18,277)		(3,414)	(90,677)		0
Class P	(978)		(305)	(5,166)		(689)	(2,692)		0
Administrative Class	(169)		(144)	0		0	(94	)(a)	0
Class D	(484	)(b)	(307)	(6,591	)(b)	(1,276)	(1,655	)(b)	0
Class A	(3,616)		(1,663)	(7,363)		(1,119)	(1,327)		0
Class C	(1,224)		(696)	(3,603)		(503)	(560)		0
Class R	(228)		(96)	(2	)(c)	0	0		0
From net realized capital gains
Institutional Class	0		0	(87,215)		0	(20,953)		0
Class P	0		0	(23,613)		0	(615)		0
Administrative Class	0		0	0		0	(28	)(a)	0
Class D	0	(b)	0	(36,094	)(b)	0	(424	)(b)	0
Class A	0		0	(40,147)		0	(309)		0
Class C	0		0	(25,276)		0	(153)		0
Class R	0		0	(15	)(c)	0	0		0

Total Distributions(d)	(13,001)		(7,199)	(253,362)		(7,001)	(119,487)		0

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(89,010)		(211,514)	258,379		(20,106)	258,882		56,450

Total Increase (Decrease) in Net Assets	6,589		(87,132)	207,177		219,059	375,410		256,907

Net Assets:
Beginning of year	840,291		927,423	1,457,482		1,238,423	1,443,847		1,186,940
End of year*	$846,880		$840,291	$1,664,659		$1,457,482	$1,819,257		$1,443,847

* Including undistributed (overdistributed) net investment income of:	$18,108		$5,079	$27,879		$17,105	$77,606		$43,079

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Administrative Class Shares liquidated at the close of business on January 31, 2018.
(b)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(c)	Class R Shares liquidated at the close of business on January 31, 2018.
(d)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

ANNUAL REPORT	MARCH 31, 2018	27

Statements of Changes in Net Assets (Cont.)

	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)			PIMCO StocksPLUS® Long Duration Fund		PIMCO StocksPLUS® Short Fund			PIMCO StocksPLUS® Small Fund

(Amounts in thousands†)	Year Ended March 31, 2018		Year Ended March 31, 2017	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2018		Year Ended March 31, 2017	Year Ended March 31, 2018		Year Ended March 31, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$46,553		$61,059	$24,297	$21,303	$54,852		$56,434	$18,553		$18,761
Net realized gain (loss)	221,443		150,553	98,334	104,186	(402,958)		(101,074)	148,700		66,787
Net change in unrealized appreciation (depreciation)	(63,769)		296,510	(8,503)	(24,811)	117,123		(143,364)	(23,361)		163,162

Net Increase (Decrease) in Net Assets Resulting from Operations	204,227		508,122	114,128	100,678	(230,983)		(188,004)	143,892		248,710

Distributions to Shareholders:
From net investment income
Institutional Class	(113,633)		(26,895)	(50,001)	(23,501)	(41,496)		0	(21,133)		(9,210)
Class P	(33,389)		(5,728)	0	0	(968)		0	(6,377)		(3,353)
Administrative Class	0		0	0	0	0		0	(320)		(233)
Class D	(17,844	)(a)	(3,759)	0	0	(545	)(a)	0	(7,926	)(a)	(5,816)
Class A	(23,931)		(4,932)	0	0	(392)		0	(11,346)		(8,009)
Class C	(10,671)		(1,695)	0	0	(102)		0	(4,385)		(3,378)
Class R	(33	)(b)	(1)	0	0	0		0	(15	)(b)	0
From net realized capital gains
Institutional Class	0		0	(110,205)	(36,933)	0		0	(10,889)		0
Class P	0		0	0	0	0		0	(3,253)		0
Administrative Class	0		0	0	0	0		0	(175)		0
Class D	0	(a)	0	0	0	0	(a)	0	(4,442	)(a)	0
Class A	0		0	0	0	0		0	(6,190)		0
Class C	0		0	0	0	0		0	(2,769)		0
Class R	0	(b)	0	0	0	0		0	(12	)(b)	0

Total Distributions(c)	(199,501)		(43,010)	(160,206)	(60,434)	(43,503)		0	(79,232)		(29,999)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	397,679		(465,913)	14,435	24,389	401,027		321,762	301,387		(31,637)

Total Increase (Decrease) in Net Assets	402,405		(801)	(31,643)	64,633	126,541		133,758	366,047		187,074

Net Assets:
Beginning of year	2,623,044		2,623,845	596,979	532,346	1,998,979		1,865,221	1,068,363		881,289
End of year*	$3,025,449		$2,623,044	$565,336	$596,979	$2,125,520		$1,998,979	$1,434,410		$1,068,363

* Including undistributed (overdistributed) net investment income of:	$7,534		$182,124	$11,666	$8,177	$(18,299)		$41,438	$37,341		$39,320

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(b)	Class R Shares liquidated at the close of business on January 31, 2018.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

28	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Statement of Cash Flows

Year Ended March 31, 2018
(Amounts in thousands†)	PIMCO StocksPLUS® Long Duration Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$114,128

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(1,102,518)
Proceeds from sales of long-term securities	1,077,213
(Purchases) Proceeds from sales of short-term portfolio investments, net	(34,862)
(Increase) decrease in deposits with counterparty	(1,582)
(Increase) decrease in receivable for investments sold	(16,180)
(Increase) decrease in interest and/or dividends receivable	(389)
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	73,266
Proceeds from (Payments on) over the counter financial derivative instruments	22,317
Increase (decrease) in payable for investments purchased	(56,665)
Increase (decrease) in deposits from counterparty	(479)
Increase (decrease) in accrued investment advisory fees	7
Increase (decrease) in accrued supervisory and administrative fees	5
Proceeds from (Payments on) short sales transactions, net	5,767
Proceeds from (Payments on) foreign currency transactions	(330)
Increase (decrease) in other liabilities	3
Net Realized (Gain) Loss
Investments in securities	(2,664)
Investments in Affiliates	6
Exchange-traded or centrally cleared financial derivative instruments	(72,887)
Over the counter financial derivative instruments	(23,134)
Foreign currency	345
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(5,285)
Exchange-traded or centrally cleared financial derivative instruments	(1,990)
Over the counter financial derivative instruments	15,793
Foreign currency assets and liabilities	(15)
Net amortization (accretion) on investments	(1,299)

Net Cash Provided by (Used for) Operating Activities	(11,429)

Cash Flows Received from (Used for) Financing Activities:
Proceeds from shares sold	225,856
Payments on shares redeemed	(367,296)
Cash distributions paid*	(969)
Proceeds from reverse repurchase agreements	3,641,609
Payments on reverse repurchase agreements	(3,503,124)
Proceeds from sale-buyback transactions	3,165,304
Payments on sale-buyback transactions	(3,149,322)

Net Cash Received from (Used for) Financing Activities	12,058

Net Increase (Decrease) in Cash and Foreign Currency	629

Cash and Foreign Currency:
Beginning of year	284
End of year	$913

* Reinvestment of distributions	$159,237

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the year	$1,577

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Fund has a significant amount of borrowing during the year, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

ANNUAL REPORT	MARCH 31, 2018	29

Schedule of Investments PIMCO StocksPLUS® Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 87.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Hilton Worldwide Finance LLC
3.872% (LIBOR03M + 2.000%) due 10/25/2023 ~		$193	$194

Total Loan Participations and Assignments (Cost $193)			194

CORPORATE BONDS & NOTES 27.6%

BANKING & FINANCE 19.7%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		1,600	1,610
4.250% due 07/01/2020		800	814
4.625% due 10/30/2020		300	309
Ally Financial, Inc.
3.600% due 05/21/2018		6,400	6,408
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 •(g)(h)	EUR	1,200	1,552
Bank of America Corp.
2.405% (US0003M + 0.660%) due 07/21/2021 ~		$3,800	3,814
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.300% due 03/05/2020		4,300	4,236
Barclays Bank PLC
7.750% due 04/10/2023 •(h)		1,400	1,404
Blackstone CQP Holdco LP
6.500% due 03/20/2021		1,300	1,313
BRFkredit A/S
1.000% due 10/01/2018	DKK	8,200	1,363
Citigroup, Inc.
2.965% (US0003M + 0.930%) due 06/07/2019 ~		$1,800	1,812
Credit Agricole S.A.
3.041% (US0003M + 0.970%) due 06/10/2020 ~		1,700	1,725
Credit Suisse AG
6.500% due 08/08/2023 (h)		4,900	5,339
Deutsche Bank AG
2.500% due 02/13/2019		700	697
2.560% due 01/22/2021 ~		6,100	6,068
3.186% due 02/27/2023 ~		1,800	1,793
4.250% due 10/14/2021		2,800	2,846
Dexia Credit Local S.A.
1.875% due 09/15/2021		4,400	4,258
Ford Motor Credit Co. LLC
2.240% due 06/15/2018		1,700	1,698
2.262% due 03/28/2019		1,600	1,590
2.551% due 10/05/2018		2,900	2,898
2.717% (US0003M + 0.930%) due 11/04/2019 ~		300	302
2.901% (US0003M + 0.830%) due 03/12/2019 ~		1,200	1,203
2.943% due 01/08/2019		400	400
3.157% due 08/04/2020		800	796
3.200% due 01/15/2021		1,600	1,588
3.284% (US0003M + 1.580%) due 01/08/2019 ~		500	504
5.750% due 02/01/2021		400	423
General Motors Financial Co., Inc.
2.967% (US0003M + 1.270%) due 10/04/2019 ~		2,600	2,628
3.250% due 05/15/2018		1,900	1,901
3.250% (US0003M + 1.450%) due 05/09/2019 ~		4,100	4,145
Goldman Sachs Group, Inc.
2.764% (US0003M + 1.020%) due 10/23/2019 ~		2,500	2,523
2.876% due 10/31/2022 •		2,500	2,448
3.714% (US0003M + 1.770%) due 02/25/2021 ~		5,200	5,383
HSBC Holdings PLC
4.287% (US0003M + 2.240%) due 03/08/2021 ~		3,300	3,468
6.250% due 03/23/2023 •(g)(h)		900	914

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HSBC USA, Inc.
2.350% due 03/05/2020		$8,000	$7,897
ING Bank NV
2.000% due 11/26/2018		700	697
International Lease Finance Corp.
5.875% due 04/01/2019		1,200	1,233
6.250% due 05/15/2019		800	828
8.250% due 12/15/2020		700	781
JPMorgan Chase & Co.
2.645% (US0003M + 0.900%) due 04/25/2023 ~		3,700	3,716
Macquarie Bank Ltd.
2.880% (US0003M + 1.120%) due 07/29/2020 ~		400	406
Mizuho Financial Group, Inc.
2.924% (US0003M + 0.940%) due 02/28/2022 ~		1,400	1,413
3.189% (US0003M + 1.480%) due 04/12/2021 ~		2,000	2,048
Morgan Stanley
2.294% due 02/10/2021 ~		2,200	2,202
2.633% (US0003M + 0.800%) due 02/14/2020 ~		1,800	1,806
National Australia Bank Ltd.
2.250% due 03/16/2021		3,100	3,047
Nationwide Building Society
3.766% due 03/08/2024 •		3,400	3,393
Navient Corp.
4.875% due 06/17/2019		500	505
5.000% due 10/26/2020		100	101
5.500% due 01/15/2019		2,700	2,736
8.000% due 03/25/2020		600	639
8.450% due 06/15/2018		100	101
Nissan Motor Acceptance Corp.
2.302% (US0003M + 0.580%) due 01/13/2020 ~		1,600	1,607
2.372% (US0003M + 0.650%) due 07/13/2022 ~		2,800	2,804
2.550% due 03/08/2021		3,300	3,248
2.650% due 07/13/2022		1,600	1,562
3.057% (US0003M + 1.010%) due 03/08/2019 ~		2,800	2,820
Nykredit Realkredit A/S
1.000% due 07/01/2018	DKK	16,900	2,800
2.000% due 07/01/2018		8,000	1,329
Protective Life Global Funding
1.999% due 09/14/2021		$2,000	1,911
RCI Banque S.A.
3.500% due 04/03/2018		1,500	1,500
Reliance Standard Life Global Funding
2.150% due 10/15/2018		1,700	1,695
Royal Bank of Canada
2.300% due 03/22/2021		4,000	3,933
Santander UK PLC
3.587% (US0003M + 1.480%) due 03/14/2019 ~		3,900	3,944
SL Green Realty Corp.
5.000% due 08/15/2018		800	803
Societe Generale S.A.
3.034% (US0003M + 1.330%) due 04/08/2021 ~		2,600	2,667
Springleaf Finance Corp.
5.250% due 12/15/2019		100	102
6.000% due 06/01/2020		200	207
Standard Chartered PLC
3.015% (US0003M + 1.130%) due 08/19/2019 ~		1,900	1,919
Sumitomo Mitsui Financial Group, Inc.
2.832% (US0003M + 1.110%) due 07/14/2021 ~		1,600	1,625
3.737% (US0003M + 1.680%) due 03/09/2021 ~		4,600	4,758
Sumitomo Mitsui Trust Bank Ltd.
2.535% (US0003M + 0.510%) due 03/06/2019 ~		2,100	2,104

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Synchrony Financial
2.600% due 01/15/2019	$2,300	$2,295
Toronto-Dominion Bank
2.250% due 03/15/2021	3,900	3,831
UBS Group Funding Switzerland AG
2.650% due 02/01/2022	400	388
3.303% (US0003M + 1.530%) due 02/01/2022 ~	300	309
Unibail-Rodamco SE
2.492% (US0003M + 0.770%) due 04/16/2019 ~	1,400	1,407

		167,290

INDUSTRIALS 5.9%
Allergan Funding SCS
3.000% due 03/12/2020	100	99
BAT Capital Corp.
2.423% due 08/14/2020 ~	7,800	7,827
BAT International Finance PLC
1.625% due 09/09/2019	300	295
Broadcom Corp.
2.375% due 01/15/2020	2,300	2,269
Celgene Corp.
2.250% due 08/15/2021	500	484
Charter Communications Operating LLC
4.464% due 07/23/2022	900	921
Dell International LLC
3.480% due 06/01/2019	1,800	1,809
4.420% due 06/15/2021	4,100	4,208
DXC Technology Co.
2.956% due 03/01/2021 ~	3,300	3,304
Enbridge, Inc.
2.108% due 01/10/2020 ~	2,100	2,096
EQT Corp.
3.078% due 10/01/2020 ~	600	601
Georgia-Pacific LLC
2.539% due 11/15/2019	1,375	1,367
Hyundai Capital America
3.178% due 09/18/2020 ~	1,300	1,309
3.250% due 09/20/2022	2,600	2,555
Imperial Brands Finance PLC
2.950% due 07/21/2020	1,000	993
3.750% due 07/21/2022	400	402
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019	300	299
Kraft Heinz Foods Co.
2.381% due 02/10/2021 ~	6,500	6,485
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	1,200	1,262
5.625% due 04/15/2023	900	962
5.625% due 03/01/2025	400	430
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	640	630
Solvay Finance America LLC
3.400% due 12/03/2020	500	503
Textron, Inc.
2.361% due 11/10/2020 ~	2,800	2,798
Time Warner Cable LLC
8.250% due 04/01/2019	130	136
VMware, Inc.
2.300% due 08/21/2020	700	681
2.950% due 08/21/2022	2,500	2,398
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	500	497
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	2,100	2,078

		49,698

UTILITIES 2.0%
AT&T, Inc.
2.672% (US0003M + 0.950%) due 07/15/2021 ~	500	505
4.100% due 02/15/2028	4,226	4,201

30	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CMS Energy Corp.
8.750% due 06/15/2019	$150	$160
Duke Energy Corp.
5.050% due 09/15/2019	200	206
ITC Holdings Corp.
2.700% due 11/15/2022	2,400	2,330
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~	2,500	2,500
Petrobras Global Finance BV
6.125% due 01/17/2022	1,200	1,285
Plains All American Pipeline LP
2.600% due 12/15/2019	800	790
Sempra Energy
2.575% due 03/15/2021 ~	2,500	2,508
Southern Power Co.
2.752% due 12/20/2020 ~	500	501
Sprint Capital Corp.
6.900% due 05/01/2019	900	929
Telstra Corp. Ltd.
4.800% due 10/12/2021	700	737

		16,652

Total Corporate Bonds & Notes (Cost $233,361)		233,640

MUNICIPAL BONDS & NOTES 0.4%

CALIFORNIA 0.4%
California State General Obligation Bonds, Series 2017
2.193% due 04/01/2047	800	796
2.450% due 04/01/2047 ~	2,300	2,318

Total Municipal Bonds & Notes (Cost $3,100)		3,114

U.S. GOVERNMENT AGENCIES 21.1%
Fannie Mae
1.992% (LIBOR01M + 0.120%) due 03/25/2034 ~	198	197
2.025% (LIBOR01M + 0.450%) due 09/25/2046 ~	4,674	4,677
2.122% (LIBOR01M + 0.250%) due 05/25/2037 ~	93	93
2.191% due 05/25/2044 «(a)	3,500	3,498
2.222% (LIBOR01M + 0.350%) due 03/25/2037 - 07/25/2037 ~	105	106
2.232% (LIBOR01M + 0.360%) due 03/25/2037 ~	82	83
2.252% (LIBOR01M + 0.380%) due 07/25/2037 ~	133	134
2.272% (LIBOR01M + 0.400%) due 09/25/2035 ~	341	342
2.317% (LIBOR01M + 0.445%) due 02/25/2037 ~	174	174
2.401% (12MTA + 1.200%) due 07/01/2044 ~	49	49
2.502% (LIBOR01M + 0.630%) due 05/25/2040 ~	594	601
2.518% (LIBOR01M + 0.930%) due 11/25/2022 ~	2,746	2,768
2.572% (LIBOR01M + 0.700%) due 10/25/2037 ~	933	947
2.592% (LIBOR01M + 0.720%) due 06/25/2037 ~	303	306
2.622% (LIBOR01M + 0.750%) due 03/25/2038 - 01/25/2040 ~	1,034	1,053
2.692% (LIBOR01M + 0.820%) due 12/25/2039 ~	187	190
2.772% (LIBOR01M + 0.900%) due 07/25/2039 ~	131	134
3.000% due 10/25/2040	1,739	1,726
3.054% (12MTA + 1.842%) due 11/01/2035 ~	87	91
3.246% (US0012M + 1.427%) due 04/01/2035 ~	430	447
3.528% (US0012M + 1.731%) due 05/01/2038 ~	562	592
3.576% (US0012M + 1.741%) due 12/01/2033 ~	72	75

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.124% (COF 11 + 1.250%) due 11/01/2028 ~	$6	$6
4.255% (COF 11 + 1.926%) due 12/01/2036 ~	208	219
4.381% (COF 11 + 1.250%) due 11/01/2027 ~	7	7
4.411% (COF 11 + 1.250%) due 04/01/2028 ~	3	3
4.430% (COF 11 + 1.250%) due 02/01/2027 ~	1	1
4.440% (COF 11 + 1.250%) due 07/01/2028 ~	5	5
4.529% (COF 11 + 1.250%) due 11/01/2028 ~	8	9
4.879% (COF 11 + 1.733%) due 09/01/2034 ~	103	109
5.000% due 04/25/2033	287	307
5.639% (COF 11 + 1.250%) due 08/01/2029 ~	5	6
8.000% due 03/01/2030 - 07/01/2031	16	16
Fannie Mae, TBA
3.500% due 04/01/2048 - 06/01/2048	44,200	44,205
4.000% due 04/01/2048 - 06/01/2048	81,900	83,881
Freddie Mac
2.015% (LIBOR01M + 0.440%) due 07/15/2040 ~	1,187	1,186
2.075% (LIBOR01M + 0.500%) due 03/15/2042 ~	477	477
2.077% (LIBOR01M + 0.300%) due 02/15/2037 ~	7	8
2.107% (LIBOR01M + 0.330%) due 02/15/2037 ~	30	29
2.117% (LIBOR01M + 0.340%) due 02/15/2037 ~	76	76
2.177% (LIBOR01M + 0.400%) due 06/15/2041 ~	908	914
2.327% (LIBOR01M + 0.550%) due 07/15/2041 ~	1,705	1,726
2.377% (LIBOR01M + 0.600%) due 10/15/2037 ~	114	115
2.447% (LIBOR01M + 0.670%) due 08/15/2037 ~	1,041	1,055
2.477% (LIBOR01M + 0.700%) due 08/15/2037 ~	2,049	2,079
2.487% (LIBOR01M + 0.710%) due 10/15/2037 ~	356	361
2.497% (LIBOR01M + 0.720%) due 05/15/2037 - 09/15/2037 ~	2,394	2,429
2.500% (COF 11 + 1.750%) due 07/01/2019 ~	2	2
2.527% (LIBOR01M + 0.750%) due 08/15/2036 ~	160	162
2.627% (LIBOR01M + 0.850%) due 11/15/2039 - 12/15/2039 ~	60	61
2.632% (LIBOR01M + 0.855%) due 01/15/2038 ~	528	539
3.364% (H15T1Y + 2.243%) due 09/01/2037 ~	1,321	1,393
3.500% (H15T1Y + 2.250%) due 12/01/2022 ~	1	1
3.544% (US0012M + 1.721%) due 06/01/2035 ~	409	430
5.000% due 12/01/2026 - 08/01/2041	157	169
6.000% due 01/01/2029 - 02/01/2034	367	411
6.500% due 10/25/2043	710	800
8.500% due 04/01/2025	1	1
Ginnie Mae
2.075% (US0001M + 0.500%) due 03/20/2065 ~	452	452
2.325% (US0001M + 0.750%) due 12/20/2065 ~	2,707	2,737
2.345% (US0001M + 0.770%) due 02/20/2066 ~	135	136
2.375% (H15T1Y + 1.500%) due 02/20/2026 - 02/20/2028 ~	136	141

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.375% (US0001M + 0.800%) due 01/20/2066 ~		$415	$420
2.575% (US0001M + 1.000%) due 01/20/2066 - 03/20/2066 ~		6,949	7,103
2.625% (H15T1Y + 1.500%) due 05/20/2026 - 04/20/2041 ~		3,881	3,998
2.725% (US0001M + 1.150%) due 03/20/2066 ~		423	435
2.750% (H15T1Y + 1.500%) due 08/20/2022 - 07/20/2027 ~		324	331
3.125% (H15T1Y + 1.500%) due 12/20/2022 - 12/20/2027 ~		88	90
3.500% (H15T1Y + 1.500%) due 07/20/2018 ~		2	2
NCUA Guaranteed Notes
2.161% (LIBOR01M + 0.450%) due 10/07/2020 ~		1,075	1,080

Total U.S. Government Agencies (Cost $177,267)			178,406

U.S. TREASURY OBLIGATIONS 5.4%
U.S. Treasury Bonds
4.375% due 11/15/2039 (m)		2,800	3,462
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2021 (m)		1,673	1,659
0.125% due 01/15/2022 (k)(m)		3,614	3,575
0.125% due 04/15/2022		7,542	7,434
0.125% due 07/15/2022		5,282	5,227
0.250% due 01/15/2025 (k)(m)		6,174	6,035
0.375% due 07/15/2025 (k)(m)		3,136	3,095
0.375% due 01/15/2027 (k)(m)		2,155	2,099
1.000% due 02/15/2048 (m)		3,518	3,603
U.S. Treasury Notes
2.250% due 08/15/2027		9,900	9,487

Total U.S. Treasury Obligations (Cost $46,268)			45,676

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.8%
BCAP LLC Trust
1.901% (12MTA + 0.700%) due 02/26/2047 ~		3,960	3,906
Bear Stearns Adjustable Rate Mortgage Trust
3.728% due 02/25/2033 ~		15	14
3.757% due 01/25/2034 ~		503	508
3.823% due 01/25/2034 ~		16	15
3.827% due 04/25/2033 ~		67	67
Bear Stearns ALT-A Trust
3.589% due 09/25/2035 ~		167	149
Bear Stearns Structured Products, Inc. Trust
3.319% due 12/26/2046 ~		364	321
3.633% due 01/26/2036 ~		592	528
Canadian Mortgage Pools
1.880% due 07/01/2020	CAD	8,448	6,595
Citigroup Commercial Mortgage Trust
2.927% (LIBOR01M + 1.150%) due 09/15/2027 ~		$1,000	1,001
3.057% (LIBOR01M + 1.280%) due 07/15/2027 ~		500	500
Citigroup Mortgage Loan Trust
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~		232	234
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~		1	1
2.195% due 03/25/2032 ~		82	78
5.119% due 06/25/2032 ~		7	7
GreenPoint Mortgage Funding Trust
2.412% (US0001M + 0.540%) due 11/25/2045 ~		250	223
GSR Mortgage Loan Trust
2.222% (US0001M + 0.350%) due 01/25/2034 ~		27	26
3.658% due 01/25/2036 ^~		62	61
Impac CMB Trust
2.632% (US0001M + 0.760%) due 10/25/2033 ~		17	16

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	31

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lehman Mortgage Trust
2.192% (US0001M + 0.320%) due 08/25/2036 ^~		$1,608	$1,321
Merrill Lynch Mortgage Investors Trust
2.082% (US0001M + 0.210%) due 02/25/2036 ~		255	246
Morgan Stanley Resecuritization Trust
1.931% (US0001M + 0.310%) due 01/26/2051 ~		57	56
PFP Ltd.
3.236% (LIBOR01M + 1.450%) due 07/14/2034 ~		383	383
Prime Mortgage Trust
2.272% (US0001M + 0.400%) due 02/25/2034 ~		63	60
Southern Pacific Financing PLC
0.782% (BP0003M + 0.180%) due 06/10/2043 ~	GBP	609	851
Structured Adjustable Rate Mortgage Loan Trust
3.733% due 09/25/2035 ~		$1,658	1,497
Structured Asset Mortgage Investments Trust
2.058% (US0001M + 0.250%) due 07/19/2035 ~		396	387
2.152% (US0001M + 0.280%) due 02/25/2036 ^~		327	312
6.685% due 06/25/2029 ~		104	103
Trinity Square PLC
1.671% (BP0003M + 1.150%) due 07/15/2051 ~	GBP	1,855	2,634
WaMu Mortgage Pass-Through Certificates Trust
2.027% (COF 11 + 1.250%) due 02/27/2034 ~		$349	346
2.162% (US0001M + 0.290%) due 10/25/2045 ~		147	147
2.483% (12MTA + 1.200%) due 11/25/2042 ~		59	56
2.683% (12MTA + 1.400%) due 06/25/2042 ~		167	162
Wells Fargo Mortgage-Backed Securities Trust
3.603% due 07/25/2036 ^~		594	581
3.750% due 01/25/2035 ~		182	187

Total Non-Agency Mortgage-Backed Securities (Cost $23,037)			23,579

ASSET-BACKED SECURITIES 12.3%
AFC Home Equity Loan Trust
2.422% (LIBOR01M + 0.550%) due 06/25/2028 ~		121	115
Ally Auto Receivables Trust
1.490% due 11/15/2019		1,172	1,169
AmeriCredit Automobile Receivables Trust
1.650% due 09/18/2020		1,491	1,486
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.787% (US0001M + 0.915%) due 01/25/2035 ~		1,189	1,191
Atrium CDO Corp.
2.575% due 04/22/2027 ~		4,600	4,593
Babson CLO Ltd.
2.881% (US0003M + 1.150%) due 10/17/2026 ~		1,000	1,000
Black Diamond CLO Designated Activity Co.
0.650% due 10/03/2029 ~	EUR	800	985
1.050% due 10/03/2029 ~		$500	501
Black Diamond CLO Ltd.
2.781% (US0003M + 1.050%) due 02/06/2026 ~		5,000	5,004
BlueMountain CLO Ltd.
2.650% (US0003M + 0.890%) due 10/29/2025 ~		1,454	1,454
BSPRT Issuer Ltd.
2.736% due 03/15/2028 ~(a)		1,700	1,702
3.127% (US0001M + 1.350%) due 06/15/2027 ~		1,900	1,910

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Carlyle Global Market Strategies CLO Ltd.
2.862% (US0003M + 1.140%) due 10/16/2025 ~		$1,500	$1,500
2.910% (US0003M + 1.150%) due 07/27/2026 ~		3,500	3,502
Catamaran CLO Ltd.
2.363% due 01/27/2028 ~		1,600	1,599
Cent CLO Ltd.
2.970% (US0003M + 1.210%) due 07/27/2026 ~		1,700	1,702
Chase Funding Trust
2.612% (US0001M + 0.740%) due 10/25/2032 ~		99	98
CIFC Funding Ltd.
2.761% (US0003M + 1.020%) due 10/24/2025 ~		2,566	2,566
Citigroup Mortgage Loan Trust
1.932% (US0001M + 0.060%) due 07/25/2045 ~		585	467
2.032% (US0001M + 0.160%) due 12/25/2036 ~		186	123
4.575% due 10/25/2037		330	344
Citigroup Mortgage Loan Trust, Inc.
3.522% (US0001M + 1.650%) due 07/25/2037 ~		1,100	1,136
Countrywide Asset-Backed Certificates
2.012% (US0001M + 0.140%) due 08/25/2037 ~		445	400
2.072% (US0001M + 0.200%) due 06/25/2047 ~		560	461
2.272% (US0001M + 0.400%) due 08/25/2034 ~		900	885
Credit Suisse First Boston Mortgage Securities Corp.
2.492% (US0001M + 0.620%) due 01/25/2032 ~		166	163
Denali Capital CLO Ltd.
2.802% due 10/26/2027 ~		600	601
2.895% (US0003M + 1.150%) due 04/20/2027 ~		1,500	1,501
Dryden Senior Loan Fund
2.620% due 10/15/2027 ~		2,400	2,404
Flatiron CLO Ltd.
2.891% (US0003M + 1.160%) due 01/17/2026 ~		4,800	4,800
GSAMP Trust
2.012% (US0001M + 0.140%) due 06/25/2036 ~		516	507
3.522% (US0001M + 1.650%) due 10/25/2034 ~		116	113
Halcyon Loan Advisors Funding Ltd.
2.845% (US0003M + 1.100%) due 10/22/2025 ~		3,300	3,302
HSI Asset Securitization Corp. Trust
2.202% (US0001M + 0.330%) due 02/25/2036 ~		1,250	1,163
Jamestown CLO Ltd.
2.412% due 07/15/2026 ~		2,500	2,494
JMP Credit Advisors CLO Ltd.
2.567% due 01/17/2028 ~		2,500	2,500
Jubilee CLO BV
0.473% due 12/15/2029 ~	EUR	1,100	1,351
KVK CLO Ltd.
2.622% due 01/15/2028 ~		$1,900	1,900
2.872% (US0003M + 1.150%) due 01/15/2026 ~		1,700	1,701
Limerock CLO Ltd.
3.034% (US0003M + 1.300%) due 04/18/2026 ~		4,194	4,198
Long Beach Mortgage Loan Trust
2.432% (US0001M + 0.560%) due 10/25/2034 ~		49	48
Marathon CLO Ltd.
2.762% due 11/21/2027 ~		1,500	1,497

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley ABS Capital, Inc. Trust
1.952% (US0001M + 0.080%) due 09/25/2036 ~		$38	$23
2.002% (US0001M + 0.130%) due 10/25/2036 ~		149	138
Navient Student Loan Trust
2.922% (US0001M + 1.050%) due 12/27/2066 ~		3,597	3,650
3.022% (US0001M + 1.150%) due 03/25/2066 ~		1,585	1,613
Nelnet Student Loan Trust
2.722% due 02/25/2066 ~		2,474	2,494
Oak Hill Credit Partners Ltd.
2.875% (US0003M + 1.130%) due 07/20/2026 ~		2,100	2,103
Oaktree CLO Ltd.
2.965% (US0003M + 1.220%) due 10/20/2026 ~		1,700	1,703
Octagon Investment Partners Ltd.
2.822% (US0003M + 1.100%) due 04/15/2026 ~		1,800	1,800
OFSI Fund Ltd.
2.881% (US0003M + 1.150%) due 04/17/2025 ~		410	411
OneMain Direct Auto Receivables Trust
2.310% due 12/14/2021		3,100	3,078
Panhandle-Plains Higher Education Authority, Inc.
2.825% (US0003M + 1.130%) due 10/01/2035 ~		641	646
Pinnacle Park CLO Ltd.
2.980% (US0003M + 1.260%) due 04/15/2026 ~		1,500	1,501
Residential Asset Mortgage Products Trust
2.637% (US0001M + 0.765%) due 06/25/2035 ~		178	178
Residential Asset Securities Corp. Trust
2.022% (US0001M + 0.150%) due 08/25/2036 ~		233	217
2.142% (US0001M + 0.270%) due 04/25/2036 ~		603	604
SLM Student Loan Trust
0.000% (EUR003M + 0.260%) due 12/15/2023 ~	EUR	986	1,214
0.000% (EUR003M + 0.270%) due 06/17/2024 ~		2,499	3,081
1.845% (US0003M + 0.100%) due 01/27/2025 ~		$975	974
1.855% (US0003M + 0.110%) due 07/27/2026 ~		282	282
2.595% (LIBOR03M + 0.550%) due 12/15/2027 ~		2,336	2,338
Soundview Home Loan Trust
2.032% (US0001M + 0.160%) due 11/25/2036 ~		142	138
Specialty Underwriting & Residential Finance Trust
2.847% (US0001M + 0.975%) due 12/25/2035 ~		456	456
SpringCastle America Funding LLC
3.050% due 04/25/2029		2,109	2,109
Symphony CLO LP
2.804% (US0003M + 1.100%) due 01/09/2023 ~		144	144
THL Credit Wind River CLO Ltd.
2.914% (US0003M + 1.180%) due 04/18/2026 ~		500	501
Utah State Board of Regents
2.622% (US0001M + 0.750%) due 01/25/2057 ~		1,981	1,981
Venture CLO Ltd.
3.092% (US0003M + 1.370%) due 01/15/2027 ~		3,100	3,100
Z Capital Credit Partners CLO Ltd.
2.672% due 07/16/2027 ~		1,500	1,502

Total Asset-Backed Securities (Cost $103,527)			104,115

32	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 2.4%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		$2,200	$2,122
Export-Import Bank of Korea
1.927% due 02/24/2020	CAD	900	686
2.644% (US0003M + 0.700%) due 05/26/2019 ~		$1,400	1,402
Japan Finance Organization for Municipalities
2.000% due 09/08/2020		3,700	3,624
2.125% due 04/13/2021		1,800	1,754
Oman Government International Bond
3.875% due 03/08/2022		800	779
Qatar Government International Bond
4.500% due 01/20/2022		900	930
Republic of Germany
0.250% due 04/13/2018	EUR	3,700	4,554
Saudi Government International Bond
2.375% due 10/26/2021		$2,400	2,314
2.875% due 03/04/2023		2,100	2,024

Total Sovereign Issues (Cost $20,537)			20,189

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co. «(b)		72,000	0

Total Convertible Preferred Securities (Cost $0)			0

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 15.1%

CERTIFICATES OF DEPOSIT 0.7%
Barclays Bank PLC
1.940% due 09/04/2018		$2,500	2,495
2.355% due 05/17/2018		300	300
Credit Suisse AG
2.507% due 09/28/2018		3,300	3,300

			6,095

COMMERCIAL PAPER 5.0%
Bank of Montreal
1.501% due 04/18/2018	CAD	2,100	1,629
Dominion Resources, Inc.
2.397% due 04/18/2018		$4,600	4,595
Entergy Corp.
2.062% due 04/04/2018		1,200	1,200
Hitachi Capital America Corp.
2.487% due 04/13/2018		1,000	999
2.487% due 04/16/2018		2,300	2,298
2.539% due 04/23/2018		1,100	1,098

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HSBC Bank Canada
1.514% due 04/18/2018	CAD	1,400	$1,086
Mondelez International, Inc.
2.112% due 04/06/2018		$3,500	3,498
2.563% due 05/04/2018		5,700	5,687
2.563% due 05/07/2018		3,000	2,992
Rockwell Collins, Inc.
2.499% due 04/24/2018		2,400	2,396
Royal Bank of Canada
1.486% due 04/20/2018	CAD	1,000	775
Southern Co. Gas Capital Corp.
2.570% due 04/23/2018		$2,500	2,496
Spire, Inc.
1.984% due 04/03/2018		2,000	1,999
2.135% due 04/04/2018		800	800
2.135% due 04/05/2018		1,000	1,000
Toronto Dominion Bank
1.507% due 04/02/2018	CAD	5,400	4,191
Viacom, Inc.
2.988% due 06/15/2018		$3,400	3,382

			42,121

REPURCHASE AGREEMENTS (i) 0.2%
			1,406

SHORT-TERM NOTES 0.2%
Harris Corp.
2.431% due 02/27/2019 ~		1,300	1,300
Letras del Banco Central de la Republica Argentina
26.100% due 05/16/2018	ARS	1,000	48
26.200% due 05/16/2018		900	44
26.250% due 05/16/2018		1,490	72
26.400% due 04/18/2018		4,680	230
26.450% due 04/18/2018 - 05/16/2018		410	20
26.500% due 04/18/2018		600	30

			1,744

ARGENTINA TREASURY BILLS 0.1%
2.937% due 06/29/2018 - 11/16/2018 (c)(d)(e)		$1,100	1,084

ESM TREASURY BILLS 0.1%
(0.659)% due 04/19/2018 (d)(e)	EUR	500	616

FRANCE TREASURY BILLS 0.1%
(0.781)% due 04/18/2018 (d)(e)	EUR	600	739

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GERMANY TREASURY BILLS 0.2%
(0.963)% due 04/11/2018 (d)(e)	EUR	1,300	$1,600

GREECE TREASURY BILLS 0.2%
1.267% due 03/15/2019 (d)(e)		1,600	1,946

ITALY TREASURY BILLS 2.2%
(0.495)% due 04/13/2018 - 05/14/2018 (c)(d)		15,500	19,080

JAPAN TREASURY BILLS 5.7%
(0.243)% due 04/09/2018 - 06/11/2018 (c)(d)	JPY	5,170,000	48,599

U.S. TREASURY BILLS 0.4%
1.621% due 04/19/2018 (c)(d)(m)		$3,747	3,744

Total Short-Term Instruments (Cost $128,917)			128,774

Total Investments in Securities (Cost $736,207)			737,687

		SHARES
INVESTMENTS IN AFFILIATES 29.8%

SHORT-TERM INSTRUMENTS 29.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 29.8%
PIMCO Short Asset Portfolio		14,897,073	149,001
PIMCO Short-Term Floating NAV Portfolio III		10,464,173	103,417

Total Short-Term Instruments (Cost $252,511)			252,418

Total Investments in Affiliates (Cost $252,511)			252,418

Total Investments 116.9% (Cost $988,718)			$990,105

Financial Derivative Instruments (j)(l) 4.2% (Cost or Premiums, net $3,228)			35,478

Other Assets and Liabilities, net (21.1)%			(178,703)

Net Assets 100.0%			$846,880

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	33

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)

(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$1,406	U.S. Treasury Notes 2.000% due 04/30/2024	$(1,436)	$1,406	$1,406

Total Repurchase Agreements						$(1,436)	$1,406	$1,406

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (5.7)%
Fannie Mae, TBA	3.000%	04/01/2048	$27,000	$(26,114)	$(26,312)
Fannie Mae, TBA	3.000	05/01/2048	22,300	(21,718)	(21,703)

Total Short Sales (5.7)%				$(47,832)	$(48,015)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$1,406	$0	$0	$1,406	$(1,436)	$(30)

Total Borrowings and Other Financing Transactions	$1,406	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(3,951) at a weighted average interest rate of 1.071%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar December Futures	12/2018	594	$144,795	$(268)	$0	$(22)
90-Day Eurodollar March Futures	03/2019	1,114	271,287	(572)	0	(42)
E-mini S&P 500 Index June Futures	06/2018	44	5,815	(305)	157	0
U.S. Treasury 10-Year Note June Futures	06/2018	53	6,420	80	12	0

				$(1,065)	$169	$(64)

34	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2018

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	955	$	(232,101)	$621	$12	$0
90-Day Eurodollar March Futures	03/2020	1,114		(270,716)	597	14	0
90-Day Eurodollar September Futures	09/2019	175		(42,558)	31	2	0
Euro-Bund 10-Year Bond June Futures	06/2018	21	EUR	(4,120)	(79)	0	(5)
U.S. Treasury 5-Year Note June Futures	06/2018	681	$	(77,948)	(255)	0	(75)

					$915	$28	$(80)

Total Futures Contracts					$(150)	$197	$(144)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
Reference Entity									Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2021	0.418%	$ 600	$13	$0	$13	$0	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.479	200	4	0	4	0	0
Kinder Morgan, Inc.	1.000	Quarterly	12/20/2021	0.630	700	14	(5)	9	0	(1)

						$31	$(5)	$26	$0	$(1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	Semi-Annual	06/21/2027	$19,200	$1,376	$605	$1,981	$0	$(31)
Receive(4)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	25,000	1,459	(240)	1,219	0	(54)
Receive	3-Month USD-LIBOR	2.540	Semi-Annual	03/23/2048	1,100	0	76	76	0	(6)
Receive(4)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048	4,600	526	(165)	361	0	(27)

						$3,361	$276	$3,637	$0	$(118)

Total Swap Agreements						$3,392	$271	$3,663	$0	$(119)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$197	$0	$197	$0	$(144)	$(119)	$(263)

(k)	Securities with an aggregate market value of $2,708 and cash of $1,802 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	35

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2018	DKK	30,402		$4,453	$0	$(565)
	04/2018	EUR	2,500		3,091	13	0
	04/2018		$20,165	CAD	25,747	0	(180)
	04/2018		3,769	DKK	23,513	112	0
	05/2018	ARS	1,490		$71	0	(1)
	07/2018	DKK	11,785		1,822	0	(136)
BPS	04/2018	ARS	530		25	0	(1)
	04/2018	DKK	14,777		2,169	0	(270)
	07/2018		5,535		835	0	(85)
BRC	05/2018	ARS	300		14	0	0
CBK	04/2018		1,200		59	0	0
	04/2018	EUR	12,500		15,498	94	0
	04/2018	GBP	2,158		3,035	7	0
	05/2018	ARS	1,000		49	0	0
	05/2018	JPY	45,900		435	3	0
	06/2018		3,410,000		32,324	133	0
	07/2018	DKK	26,348		4,075	0	(303)
	03/2019	EUR	1,600		2,037	11	0
DUB	04/2018	DKK	14,040		2,100	0	(217)
	04/2018		$26,837	DKK	161,165	0	(236)
GLM	04/2018	DKK	50,727		$7,467	0	(905)
	04/2018	EUR	6,952		8,596	42	0
	04/2018		$584	EUR	473	0	(2)
	05/2018	ARS	600		$29	0	(1)
	05/2018	EUR	4,400		5,460	31	0
	05/2018		$17,982	JPY	1,942,200	316	0
HUS	04/2018	ARS	100		$5	0	0
	04/2018	CAD	39,129		30,884	560	(49)
	04/2018	DKK	6,600		983	0	(107)
	05/2018	ARS	310		15	0	0
	06/2018	JPY	320,000		3,039	18	0
JPM	04/2018	CAD	5,400		4,172	0	(20)
	04/2018	DKK	56,412		8,621	0	(690)
	04/2018	JPY	1,350,000		12,778	86	0
	04/2018	NZD	175		126	0	0
	04/2018		$6,900	CAD	8,882	0	(6)
	05/2018	CAD	8,882		$6,904	6	0
	07/2018	DKK	8,365		1,260	0	(130)
	07/2018		$4,043	DKK	25,229	149	0
MSB	04/2018	ARS	550		$27	0	0
	04/2018	EUR	500		619	3	0
SCX	04/2018	DKK	13,293		1,984	0	(210)
SOG	04/2018	ARS	3,000		148	0	0
TOR	10/2018	DKK	8,282		1,282	0	(105)
UAG	04/2018	EUR	1,700		2,101	8	0
	04/2018	JPY	44,100		418	3	0
	04/2018		$8,025	EUR	6,479	0	(53)
	05/2018	EUR	6,479		$8,041	53	0
	06/2018	INR	8,735		134	1	0

Total Forward Foreign Currency Contracts						$1,649	$(4,272)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	12/19/2018	$ 105,600	$234	$42
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	5,800	295	164
FBF	Call - OTC 2-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018	109,100	157	43

36	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2018

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	01/31/2019	$ 126,000	$132	$106
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	13,700	709	387
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020	20,300	816	750

							$2,343	$1,492

Total Purchased Options							$2,343	$1,492

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$600	$ (33)	$ (1)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,700	$(15)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	4,900	(44)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	1,000	(7)	0

						$(66)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$ 29,000	$(302)	$(378)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.190	12/19/2018	22,200	(234)	(76)
FBF	Call - OTC 5-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Receive	2.190	11/30/2018	42,500	(150)	(59)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	68,700	(731)	(895)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	25,200	(132)	(112)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	147,300	(816)	(785)

							$(2,365)	$(2,305)

Total Written Options							$(2,464)	$(2,306)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
GST	Qatar Government International Bond	1.000%	Quarterly	12/20/2018	0.220%	$1,500	$8	$1	$9	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
MYC	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$5,332	$(51)	$91	$40	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	S&P 500 Total Return Index	51,854	3-Month USD-LIBOR plus a specified spread	Maturity	07/25/2018	$246,952	$0	$21,175	$21,175	$0
BRC	Receive	S&P 500 Total Return Index	17,703	3-Month USD-LIBOR plus a specified spread	Quarterly	12/05/2018	93,969	0	(2,584)	0	(2,584)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	37

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
DUB	Receive	S&P 500 Total Return Index	52,585	3-Month USD-LIBOR plus a specified spread	Maturity	06/07/2018	$245,363	$0	$26,002	$26,002	$0
FAR	Receive	S&P 500 Total Return Index	6,374	3-Month USD-LIBOR plus a specified spread	Quarterly	12/07/2018	34,288	0	(1,349)	0	(1,349)
GST	Receive	S&P 500 Total Return Index	7,745	3-Month USD-LIBOR plus a specified spread	Quarterly	11/15/2018	41,111	0	(1,130)	0	(1,130)
MYI	Receive	S&P 500 Total Return Index	23,044	3-Month USD-LIBOR plus a specified spread	Quarterly	11/30/2018	122,320	0	(3,361)	0	(3,361)
	Receive	S&P 500 Total Return Index	1,752	3-Month USD-LIBOR plus a specified spread	Quarterly	10/15/2018	8,881	0	179	179	0

								$0	$38,932	$47,356	$(8,424)

Total Swap Agreements								$(43)	$39,024	$47,405	$(8,424)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$125	$0	$0	$125	$(882)	$(1)	$0	$(883)	$(758)	$796	$38
BPS	0	0	21,175	21,175	(356)	0	0	(356)	20,819	(17,262)	3,557
BRC	0	0	0	0	0	0	(2,584)	(2,584)	(2,584)	3,931	1,347
CBK	248	206	0	454	(303)	(454)	0	(757)	(303)	474	171
DUB	0	0	26,002	26,002	(453)	0	0	(453)	25,549	(22,040)	3,509
FAR	0	0	0	0	0	0	(1,349)	(1,349)	(1,349)	1,878	529
FBF	0	43	0	43	0	(59)	0	(59)	(16)	0	(16)
GLM	389	493	0	882	(908)	(1,007)	0	(1,915)	(1,033)	1,016	(17)
GST	0	0	9	9	0	0	(1,130)	(1,130)	(1,121)	1,723	602
HUS	578	0	0	578	(156)	0	0	(156)	422	(490)	(68)
JPM	241	0	0	241	(846)	0	0	(846)	(605)	579	(26)
MSB	3	0	0	3	0	0	0	0	3	0	3
MYC	0	750	40	790	0	(785)	0	(785)	5	(26)	(21)
MYI	0	0	179	179	0	0	(3,361)	(3,361)	(3,182)	5,075	1,893
SCX	0	0	0	0	(210)	0	0	(210)	(210)	271	61
TOR	0	0	0	0	(105)	0	0	(105)	(105)	0	(105)
UAG	65	0	0	65	(53)	0	0	(53)	12	0	12

Total Over the Counter	$1,649	$1,492	$47,405	$50,546	$(4,272)	$(2,306)	$(8,424)	$(15,002)

(m)	Securities with an aggregate market value of $15,743 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

38	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2018

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$157	$0	$40	$197

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,649	$0	$1,649
Purchased Options	0	0	0	0	1,492	1,492
Swap Agreements	0	49	47,356	0	0	47,405

	$0	$49	$47,356	$1,649	$1,492	$50,546

	$0	$49	$47,513	$1,649	$1,532	$50,743

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$144	$144
Swap Agreements	0	1	0	0	118	119

	$0	$1	$0	$0	$262	$263

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,272	$0	$4,272
Written Options	0	0	0	1	2,305	2,306
Swap Agreements	0	0	8,424	0	0	8,424

	$0	$0	$8,424	$4,273	$2,305	$15,002

	$0	$1	$8,424	$4,273	$2,567	$15,265

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$41	$41
Written Options	0	0	0	0	228	228
Futures	0	0	27,742	0	1,961	29,703
Swap Agreements	0	49	0	0	140	189

	$0	$49	$27,742	$0	$2,370	$30,161

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(9,406)	$0	$(9,406)
Purchased Options	0	0	0	(4)	(241)	(245)
Written Options	0	0	0	99	298	397
Swap Agreements	0	38	125,649	933	0	126,620

	$0	$38	$125,649	$(8,378)	$57	$117,366

	$0	$87	$153,391	$(8,378)	$2,427	$147,527

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$49	$0	$344	$393
Swap Agreements	0	(17)	0	0	276	259

	$0	$(17)	$49	$0	$620	$652

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$808	$0	$808
Purchased Options	0	0	0	0	(912)	(912)
Written Options	0	0	0	(3)	306	303
Swap Agreements	0	42	(56,525)	250	0	(56,233)

	$0	$42	$(56,525)	$1,055	$(606)	$(56,034)

	$0	$25	$(56,476)	$1,055	$14	$(55,382)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	39

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)

March 31, 2018

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$194	$0	$194
Corporate Bonds & Notes
Banking & Finance	0	167,290	0	167,290
Industrials	0	49,698	0	49,698
Utilities	0	16,652	0	16,652
Municipal Bonds & Notes
California	0	3,114	0	3,114
U.S. Government Agencies	0	174,908	3,498	178,406
U.S. Treasury Obligations	0	45,676	0	45,676
Non-Agency Mortgage-Backed Securities	0	23,579	0	23,579
Asset-Backed Securities	0	104,115	0	104,115
Sovereign Issues	0	20,189	0	20,189
Short-Term Instruments
Certificates of Deposit	3,300	2,795	0	6,095
Commercial Paper	0	42,121	0	42,121
Repurchase Agreements	0	1,406	0	1,406
Short-Term Notes	0	1,744	0	1,744
Argentina Treasury Bills	0	1,084	0	1,084
ESM Treasury Bills	0	616	0	616
France Treasury Bills	0	739	0	739
Germany Treasury Bills	0	1,600	0	1,600
Greece Treasury Bills	0	1,946	0	1,946
Italy Treasury Bills	0	19,080	0	19,080
Japan Treasury Bills	0	48,599	0	48,599
U.S. Treasury Bills	0	3,744	0	3,744

	$3,300	$730,889	$3,498	$737,687

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$252,418	$0	$0	$252,418

Total Investments	$255,718	$730,889	$3,498	$990,105

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(48,015)	$0	$(48,015)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	197	0	0	197
Over the counter	0	50,546	0	50,546

	$197	$50,546	$0	$50,743

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(144)	(119)	0	(263)
Over the counter	0	(15,002)	0	(15,002)

	$(144)	$(15,121)	$0	$(15,265)

Total Financial Derivative Instruments	$53	$35,425	$0	$35,478

Totals	$255,771	$718,299	$3,498	$977,568

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

40	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund

March 31, 2018

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 79.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Charter Communications Operating LLC
3.880% (LIBOR03M + 2.000%) due 04/30/2025 ~		$884	$888

Total Loan Participations and Assignments (Cost $882)			888

CORPORATE BONDS & NOTES 7.0%

BANKING & FINANCE 4.3%
American Honda Finance Corp.
2.137% due 11/05/2021 ~		2,100	2,103
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 •(f)(g)	EUR	1,000	1,293
9.000% due 05/09/2018 •(f)(g)		$200	201
Banco del Estado de Chile
4.125% due 10/07/2020		1,800	1,837
Bank of America Corp.
2.650% due 04/01/2019		11,900	11,895
Barclays Bank PLC
10.179% due 06/12/2021		2,800	3,288
14.000% due 06/15/2019 •(f)	GBP	700	1,110
Barclays PLC
3.200% due 08/10/2021		$1,100	1,087
6.500% due 09/15/2019 •(f)(g)	EUR	800	1,048
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$2,100	2,121
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		600	587
Deutsche Bank AG
3.186% due 02/27/2023 ~		5,000	4,980
4.250% due 10/14/2021		4,400	4,472
Ford Motor Credit Co. LLC
3.157% due 08/04/2020		1,500	1,493
General Motors Financial Co., Inc.
2.400% due 04/10/2018		10,300	10,299
Goldman Sachs Group, Inc.
3.009% (US0003M + 1.170%) due 11/15/2021 ~		1,800	1,823
HBOS PLC
6.750% due 05/21/2018		900	905
HSBC Holdings PLC
3.400% due 03/08/2021		700	703
4.300% due 03/08/2026		600	616
6.500% due 03/23/2028 •(f)(g)		1,700	1,736
HSBC USA, Inc.
2.563% (US0003M + 0.770%) due 08/07/2018 ~		900	902
Morgan Stanley
3.025% (US0003M + 1.280%) due 04/25/2018 ~		6,000	6,004
Nissan Motor Acceptance Corp.
2.372% (US0003M + 0.650%) due 07/13/2022 ~		1,700	1,702
2.650% due 07/13/2022		1,000	976
SL Green Realty Corp.
4.500% due 12/01/2022		3,100	3,182
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022		400	392
Stichting AK Rabobank Certificaten
6.500%(f)	EUR	480	724
UBS Group Funding Switzerland AG
2.789% due 08/15/2023 ~		$2,200	2,213
2.950% due 09/24/2020		400	397
4.125% due 09/24/2025		500	503

			70,592

INDUSTRIALS 1.4%
AbbVie, Inc.
1.800% due 05/14/2018		600	600
3.200% due 11/06/2022		100	99

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Allergan Funding SCS
3.450% due 03/15/2022		$1,500	$1,488
Allergan Sales LLC
4.875% due 02/15/2021		233	241
BAT Capital Corp.
2.719% due 08/15/2022 ~		1,200	1,208
2.764% due 08/15/2022		700	677
Charter Communications Operating LLC
4.464% due 07/23/2022		500	511
4.908% due 07/23/2025		2,300	2,353
6.384% due 10/23/2035		200	224
6.484% due 10/23/2045		300	330
6.834% due 10/23/2055		100	116
CVS Health Corp.
3.125% due 03/09/2020		1,200	1,203
3.350% due 03/09/2021		650	654
3.500% due 07/20/2022		100	100
3.700% due 03/09/2023		2,600	2,611
Enbridge, Inc.
2.825% (US0003M + 0.700%) due 06/15/2020 ~		1,300	1,305
GATX Corp.
2.507% due 11/05/2021 ~		2,500	2,514
Imperial Brands Finance PLC
2.950% due 07/21/2020		2,600	2,582
Kraft Heinz Foods Co.
3.500% due 07/15/2022		100	100
QUALCOMM, Inc.
4.800% due 05/20/2045		300	313
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		680	669
2.400% due 09/23/2021		860	831
Southern Co.
3.008% (US0003M + 0.700%) due 09/30/2020 ~		200	201
Tesco PLC
6.125% due 02/24/2022	GBP	600	949
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025		$1,700	1,651

			23,530

UTILITIES 1.3%
AT&T, Inc.
2.672% (US0003M + 0.950%) due 07/15/2021 ~		5,200	5,257
4.300% due 02/15/2030		1,021	1,018
4.500% due 05/15/2035		200	196
Dominion Energy, Inc.
2.556% (US0003M + 0.550%) due 06/01/2019 ~		500	502
FirstEnergy Corp.
2.850% due 07/15/2022		800	777
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~		4,800	4,800
Petrobras Global Finance BV
5.299% due 01/27/2025		106	105
5.999% due 01/27/2028		2,451	2,430
Sempra Energy
2.575% due 03/15/2021 ~		3,900	3,913
Southern Power Co.
2.752% due 12/20/2020 ~		2,700	2,703

			21,701

Total Corporate Bonds & Notes (Cost $115,425)			115,823

MUNICIPAL BONDS & NOTES 0.3%

CALIFORNIA 0.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		100	150

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	$100	$125
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	500	521

		796

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	300	397
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	500	555
7.750% due 01/01/2042	800	872
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	200	245

		2,069

IOWA 0.0%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	500	524

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	100	148

NEW YORK 0.1%
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,183

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	200	206

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	510	507

Total Municipal Bonds & Notes (Cost $4,766)		5,433

U.S. GOVERNMENT AGENCIES 9.3%
Fannie Mae
1.932% (LIBOR01M + 0.060%) due 12/25/2036 ~	25	25
2.222% (LIBOR01M + 0.350%) due 07/25/2037 ~	24	24
2.222% (US0001M + 0.350%) due 03/25/2044 ~	97	97
2.252% (LIBOR01M + 0.380%) due 07/25/2037 ~	43	43
2.272% (LIBOR01M + 0.400%) due 09/25/2035 ~	101	101
2.282% (LIBOR01M + 0.410%) due 09/25/2035 ~	188	189
2.310% due 08/01/2022	100	98
2.401% (12MTA + 1.200%) due 07/01/2044 ~	15	15
2.592% (LIBOR01M + 0.720%) due 06/25/2037 ~	276	279
2.602% (LIBOR01M + 0.730%) due 06/25/2040 ~	374	380
2.622% (LIBOR01M + 0.750%) due 01/25/2040 ~	712	724
2.960% due 05/01/2022	3,806	3,814
3.155% due 05/01/2022	937	942

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	41

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.157% (COF 11 + 1.251%) due 05/01/2036 ~	$1	$1
3.208% (H15T1Y + 2.135%) due 08/01/2033 ~	16	16
3.295% (H15T1Y + 2.205%) due 09/01/2033 ~	29	31
3.465% due 05/25/2035 ~	10	11
3.673% (US0012M + 1.917%) due 01/01/2036 ~	31	33
3.717% (H15T1Y + 2.845%) due 06/01/2033 ~	114	119
3.750% due 07/25/2042	5,156	5,186
4.255% (COF 11 + 1.926%) due 12/01/2036 ~	7	8
4.498% due 07/01/2019	451	460
4.879% (COF 11 + 1.733%) due 09/01/2034 ~	4	4
5.000% due 04/25/2033 - 04/01/2038	18	19
5.500% due 03/01/2034 - 07/01/2035	120	132
6.000% due 08/01/2036 - 02/01/2038	137	154
6.500% due 10/01/2035 - 10/01/2036	168	188
Fannie Mae, TBA
3.500% due 04/01/2048 - 06/01/2048	139,600	139,727
FDIC Structured Sale Guaranteed Notes
2.073% (LIBOR01M + 0.500%) due 11/29/2037 ~	157	157
Freddie Mac
2.263% (12MTA + 1.200%) due 02/25/2045 ~	17	17
2.347% (LIBOR01M + 0.570%) due 06/15/2041 ~	116	117
2.477% (LIBOR01M + 0.700%) due 08/15/2037 ~	164	167
2.487% (LIBOR01M + 0.710%) due 10/15/2037 ~	30	31
2.497% (LIBOR01M + 0.720%) due 05/15/2037 - 09/15/2037 ~	193	195
3.500% (H15T1Y + 2.125%) due 02/01/2024 ~	3	4
3.970% (H15T1Y + 2.230%) due 03/01/2034 ~	74	78
4.500% due 03/01/2029	50	52
5.500% due 08/15/2030 - 07/01/2038	38	41
Ginnie Mae
2.375% (H15T1Y + 1.500%) due 03/20/2027 ~	1	1
5.000% due 04/15/2036 - 09/15/2039	1,835	1,971
8.000% due 02/15/2030	0	1
Small Business Administration
5.520% due 06/01/2024	88	92

Total U.S. Government Agencies (Cost $155,157)		155,744

U.S. TREASURY OBLIGATIONS 25.6%
U.S. Treasury Bonds
2.750% due 08/15/2047	1,300	1,240
3.000% due 02/15/2048	21,100	21,177
4.250% due 05/15/2039	9,600	11,665
4.375% due 11/15/2039	18,800	23,246
4.375% due 05/15/2040	15,600	19,311
4.500% due 08/15/2039	12,700	15,951
4.625% due 02/15/2040	5,900	7,539
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021 (j)	6,693	6,636
0.125% due 01/15/2022 (j)	21,355	21,123
0.125% due 04/15/2022	29,557	29,134
0.125% due 07/15/2022 (j)	61,438	60,807
0.125% due 07/15/2024	24,949	24,364
0.375% due 07/15/2023	16,850	16,790
0.375% due 01/15/2027	21,446	20,888
0.375% due 07/15/2027	4,560	4,445

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.000% due 02/15/2048		$17,088	$17,501
1.750% due 01/15/2028		4,969	5,460
2.375% due 01/15/2025		3,945	4,416
2.375% due 01/15/2027		3,319	3,800
2.500% due 01/15/2029		29,208	34,579
3.625% due 04/15/2028		153	196
U.S. Treasury Notes
1.750% due 05/15/2023 (l)		2,140	2,054
2.000% due 11/15/2026 (l)		12,400	11,689
2.125% due 09/30/2021 (j)(l)		2,200	2,175
2.125% due 05/15/2025 (l)		22,100	21,274
2.250% due 12/31/2023 (l)		6,300	6,172
2.250% due 08/15/2027		20,000	19,166
2.375% due 08/15/2024 (l)		9,600	9,434
2.750% due 02/15/2024 (l)		4,700	4,729

Total U.S. Treasury Obligations (Cost $432,393)			426,961

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.9%
American Home Mortgage Investment Trust
4.211% (US0006M + 2.000%) due 02/25/2045 ~		48	49
Banc of America Funding Trust
3.608% due 05/25/2035 ~		55	57
4.028% due 01/20/2047 ^~		100	97
Bear Stearns Adjustable Rate Mortgage Trust
3.757% due 01/25/2034 ~		35	35
3.823% due 01/25/2034 ~		1	1
3.827% due 04/25/2033 ~		1	1
Bear Stearns ALT-A Trust
2.212% (US0001M + 0.340%) due 08/25/2036 ^~		2,198	2,233
3.589% due 09/25/2035 ~		61	54
3.688% due 05/25/2035 ~		273	275
ChaseFlex Trust
2.172% (US0001M + 0.300%) due 07/25/2037 ~		623	592
Citigroup Global Markets Mortgage Securities, Inc.
7.000% due 12/25/2018		3	3
Citigroup Mortgage Loan Trust
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~		19	20
Countrywide Alternative Loan Trust
1.992% (US0001M + 0.120%) due 06/25/2036 ~		2,900	2,650
2.032% (US0001M + 0.210%) due 03/20/2046 ~		5,275	4,496
2.052% (US0001M + 0.230%) due 05/20/2046 ^~		126	101
2.052% (US0001M + 0.180%) due 05/25/2047 ~		294	288
2.843% (12MTA + 1.560%) due 08/25/2035 ~		9,024	8,811
6.000% due 10/25/2033		12	13
6.000% due 12/25/2034		5,497	5,553
6.000% due 12/25/2035 ^		4,084	3,917
Countrywide Home Loan Mortgage Pass-Through Trust
3.462% (US0012M + 1.750%) due 02/20/2036 ^~		38	34
3.520% due 02/20/2035 ~		115	117
Credit Suisse Mortgage Capital Certificates
3.413% due 02/27/2037 ~		1,223	1,237
First Horizon Mortgage Pass-Through Trust
3.261% due 08/25/2035 ~		53	46
Grifonas Finance PLC
0.009% (EUR006M + 0.280%) due 08/28/2039 ~	EUR	208	230
GSMPS Mortgage Loan Trust
2.222% (US0001M + 0.350%) due 01/25/2036 ~		$2,540	2,209
GSR Mortgage Loan Trust
3.111% due 06/25/2034 ~		51	50
3.641% due 11/25/2035 ~		56	57
3.734% due 11/25/2035 ^~		204	190
6.000% due 03/25/2037 ^		36	32

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HarborView Mortgage Loan Trust
2.248% (US0001M + 0.440%) due 05/19/2035 ~	$1,561	$1,510
Impac CMB Trust
2.872% (US0001M + 1.000%) due 07/25/2033 ~	18	17
IndyMac Mortgage Loan Trust
2.062% (US0001M + 0.190%) due 09/25/2046 ~	364	338
2.492% (US0001M + 0.620%) due 06/25/2034 ~	217	216
JPMorgan Mortgage Trust
3.492% due 11/25/2035 ~	131	127
3.688% due 07/25/2035 ~	965	991
3.718% due 08/25/2034 ~	644	653
5.750% due 01/25/2036 ^	36	31
Merrill Lynch Mortgage Investors Trust
2.082% (US0001M + 0.210%) due 02/25/2036 ~	74	72
2.122% (US0001M + 0.250%) due 11/25/2035 ~	33	31
3.525% due 02/25/2035 ~	829	850
3.711% (US0006M + 1.500%) due 12/25/2032 ~	2	2
Prime Mortgage Trust
2.272% (US0001M + 0.400%) due 02/25/2034 ~	9	8
Residential Accredit Loans, Inc. Trust
2.042% (US0001M + 0.170%) due 01/25/2037 ~	2,739	2,479
2.057% (US0001M + 0.185%) due 08/25/2036 ~	814	748
5.500% due 01/25/2035 ^	221	222
Structured Adjustable Rate Mortgage Loan Trust
3.627% due 08/25/2035 ~	63	64
Structured Asset Mortgage Investments Trust
2.058% (US0001M + 0.250%) due 07/19/2035 ~	314	307
Thornburg Mortgage Securities Trust
3.927% (LIBOR01M + 1.250%) due 06/25/2047 ^~	541	491
WaMu Mortgage Pass-Through Certificates Trust
2.027% (COF 11 + 1.250%) due 02/27/2034 ~	32	31
2.162% (US0001M + 0.290%) due 10/25/2045 ~	31	32
2.242% (US0001M + 0.370%) due 05/25/2034 ~	2,378	2,184
2.283% (12MTA + 1.000%) due 02/25/2046 ~	129	126
2.483% (12MTA + 1.200%) due 11/25/2042 ~	19	18
2.683% (12MTA + 1.400%) due 08/25/2042 ~	11	10
3.285% due 07/25/2037 ~	10,971	10,159
Washington Mutual Mortgage Pass-Through Certificates Trust
2.113% (12MTA + 0.830%) due 11/25/2046 ~	10,045	8,670
Wells Fargo Mortgage-Backed Securities Trust
3.603% due 07/25/2036 ^~	670	655
3.750% due 01/25/2035 ~	66	67
3.755% due 03/25/2036 ~	88	89

Total Non-Agency Mortgage-Backed Securities (Cost $58,789)		64,646

ASSET-BACKED SECURITIES 10.8%
ACE Securities Corp. Home Equity Loan Trust
2.002% (US0001M + 0.130%) due 12/25/2036 ~	6,440	4,353
Allegro CLO Ltd.
2.987% (US0003M + 1.220%) due 01/30/2026 ~	1,300	1,300
Amortizing Residential Collateral Trust
2.452% (US0001M + 0.580%) due 07/25/2032 ~	16	16

42	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Apidos CLO
2.865% (US0003M + 1.120%) due 07/22/2026 ~	$1,000	$1,001
Argent Securities Trust
2.142% (US0001M + 0.270%) due 05/25/2036 ~	6,816	2,699
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.252% (US0001M + 0.380%) due 02/25/2036 ~	1,590	1,252
Asset-Backed Securities Corp. Home Equity Loan Trust
2.832% (US0001M + 0.960%) due 07/25/2035 ~	300	300
Bayview Financial Asset Trust
2.322% (LIBOR01M + 0.450%) due 03/25/2037 ~	799	770
Bear Stearns Asset-Backed Securities Trust
2.817% due 10/25/2036 ~	364	270
2.822% (US0001M + 0.950%) due 10/25/2037 ~	2,796	2,448
CIT Mortgage Loan Trust
3.222% (LIBOR01M + 1.350%) due 10/25/2037 ~	3,625	3,652
Citigroup Mortgage Loan Trust, Inc.
2.132% (US0001M + 0.260%) due 03/25/2037 ~	1,544	1,406
Countrywide Asset-Backed Certificates
2.002% (US0001M + 0.130%) due 12/25/2036 ^~	2,268	2,127
2.012% (US0001M + 0.140%) due 05/25/2037 ~	4,492	4,247
2.012% (US0001M + 0.140%) due 07/25/2037 ^~	7,619	6,633
2.012% (US0001M + 0.140%) due 06/25/2047 ^~	1,374	1,262
2.022% (US0001M + 0.150%) due 04/25/2047 ~	429	418
2.122% (US0001M + 0.250%) due 06/25/2047 ~	1,600	1,483
2.132% (US0001M + 0.260%) due 12/25/2036 ~	5,200	5,000
2.352% (LIBOR01M + 0.480%) due 12/25/2031 ^~	35	32
Countrywide Asset-Backed Certificates Trust
2.022% (US0001M + 0.150%) due 02/25/2037 ~	339	338
2.032% (US0001M + 0.160%) due 03/25/2037 ~	493	488
2.222% (US0001M + 0.350%) due 05/25/2036 ~	541	543
Credit Suisse First Boston Mortgage Securities Corp.
2.492% (US0001M + 0.620%) due 01/25/2032 ~	8	8
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021	3,055	3,069
Credit-Based Asset Servicing and Securitization LLC
2.122% (US0001M + 0.250%) due 07/25/2036 ~	2,000	1,869
First NLC Trust
2.362% (US0001M + 0.490%) due 02/25/2036 ~	14,622	10,726
Fremont Home Loan Trust
1.932% (US0001M + 0.060%) due 01/25/2037 ~	9	5
Halcyon Loan Advisors Funding Ltd.
2.845% (US0003M + 1.100%) due 10/22/2025 ~	800	801
Hildene CLO Ltd.
2.919% (US0003M + 1.180%) due 07/19/2026 ~	1,600	1,601
HSI Asset Securitization Corp. Trust
2.022% (US0001M + 0.150%) due 12/25/2036 ~	10,926	8,707
JPMorgan Mortgage Acquisition Trust
2.007% (US0001M + 0.135%) due 07/25/2036 ~	1,768	1,409

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.082% (US0001M + 0.210%) due 03/25/2037 ~		$2,888	$2,883
Long Beach Mortgage Loan Trust
2.432% (US0001M + 0.560%) due 10/25/2034 ~		12	12
2.632% (US0001M + 0.760%) due 08/25/2045 ~		5,312	5,357
MASTR Asset-Backed Securities Trust
1.972% (US0001M + 0.100%) due 11/25/2036 ~		11,767	8,436
Morgan Stanley ABS Capital, Inc. Trust
2.002% (US0001M + 0.130%) due 02/25/2037 ~		3,969	3,763
2.022% (US0001M + 0.150%) due 06/25/2036 ~		2,404	1,681
2.052% (US0001M + 0.180%) due 02/25/2037 ~		1,814	917
2.087% (US0001M + 0.215%) due 03/25/2037 ~		11,654	6,125
2.102% (US0001M + 0.230%) due 09/25/2036 ~		1,009	628
Mountain Hawk CLO Ltd.
2.934% (US0003M + 1.200%) due 04/18/2025 ~		1,400	1,401
Navient Private Education Loan Trust
2.177% due 12/16/2058 ~		1,132	1,133
OHA Credit Partners Ltd.
2.755% (US0003M + 1.010%) due 10/20/2025 ~		667	667
OHA Loan Funding Ltd.
3.094% (US0003M + 1.350%) due 01/23/2027 ~		1,000	1,005
RAAC Trust
2.352% (US0001M + 0.480%) due 03/25/2037 ~		730	732
Residential Asset Securities Corp. Trust
2.312% (US0001M + 0.440%) due 12/25/2035 ~		10,019	9,100
2.342% (US0001M + 0.470%) due 11/25/2035 ~		13,000	12,296
Saxon Asset Securities Trust
2.322% (US0001M + 0.450%) due 11/25/2037 ~		3,580	3,347
Securitized Asset-Backed Receivables LLC Trust
1.962% (US0001M + 0.090%) due 05/25/2037 ~		15,826	10,603
2.122% (US0001M + 0.250%) due 05/25/2036 ~		3,596	2,386
SLM Private Education Loan Trust
5.027% (US0001M + 3.250%) due 05/16/2044 ~		85	87
SLM Student Loan Trust
0.000% (EUR003M + 0.260%) due 12/15/2023 ~	EUR	291	358
Soundview Home Loan Trust
2.712% (US0001M + 0.840%) due 08/25/2035 ~		$2,989	2,780
2.952% (US0001M + 1.080%) due 07/25/2035 ~		3,290	3,305
Structured Asset Investment Loan Trust
2.022% (US0001M + 0.150%) due 09/25/2036 ~		2,017	1,944
Structured Asset Securities Corp. Mortgage Loan Trust
2.192% (US0001M + 0.320%) due 05/25/2037 ~		640	637
2.212% (US0001M + 0.340%) due 02/25/2036 ~		2,618	2,624
2.522% (US0001M + 0.650%) due 04/25/2031 ~		4,830	4,675
Symphony CLO LP
2.804% (US0003M + 1.100%) due 01/09/2023 ~		2,020	2,022
TICP CLO Ltd.
2.905% (US0003M + 1.160%) due 07/20/2026 ~		8,300	8,306

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Venture CLO Ltd.
2.542% due 04/15/2027 ~		$9,600	$9,595
Vibrant CLO Ltd.
2.641% (US0003M + 0.900%) due 07/24/2024 ~		1,264	1,265

Total Asset-Backed Securities (Cost $164,059)			180,303

SOVEREIGN ISSUES 3.0%
Argentina Government International Bond
2.500% due 12/31/2038		6,550	4,366
5.875% due 01/11/2028		3,100	2,921
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	3,923	200
27.250% due 06/21/2020 ~		63,093	3,336
Brazil Government International Bond
5.625% due 02/21/2047		$2,300	2,236
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (e)	BRL	16,860	5,653
6.000% due 05/15/2055 (e)		12,875	4,422
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,200	2,247
Israel Government International Bond
4.125% due 01/17/2048		700	675
Italy Buoni Poliennali Del Tesoro
0.250% due 05/15/2018	EUR	5,200	6,404
Province of Ontario
1.650% due 09/27/2019		$900	889
5.500% due 06/02/2018	CAD	100	78
Qatar Government International Bond
5.250% due 01/20/2020		$1,600	1,661
Republic of Germany
0.250% due 04/13/2018	EUR	5,200	6,400
Spain Government International Bond
0.250% due 04/30/2018		6,700	8,249

Total Sovereign Issues (Cost $50,776)			49,737

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co. «(a)		40,000	0

Total Convertible Preferred Securities (Cost $0)			0

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 19.1%

CERTIFICATES OF DEPOSIT 1.6%
Barclays Bank PLC
1.940% due 09/04/2018		5,400	5,388
2.355% due 05/17/2018		9,600	9,606
Credit Suisse AG
2.507% due 09/28/2018		12,300	12,300

			27,294

COMMERCIAL PAPER 5.1%
Bank of Nova Scotia
1.516% due 04/09/2018	CAD	5,500	4,267
DTE Electric Co.
2.030% due 04/06/2018		$3,100	3,099
2.030% due 04/09/2018		700	700
2.030% due 04/11/2018		3,300	3,298
Ford Motor Credit Co.
2.780% due 02/19/2019		9,300	9,058
Hewlett Packard Enterprise Co.
2.200% due 04/03/2018		1,800	1,799
NRW Bank
1.870% due 04/23/2018		9,800	9,788

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	43

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
QUALCOMM, Inc.
2.250% due 05/30/2018		$9,400	$9,367
Schlumberger Holdings
2.510% due 06/20/2018		10,450	10,393
Sempra Energy Holdings
2.600% due 05/21/2018		2,500	2,491
2.600% due 05/22/2018		2,500	2,491
2.600% due 05/23/2018		2,500	2,491
Spectra Energy Partners LP
2.400% due 04/09/2018		12,200	12,192
Viacom, Inc.
2.930% due 06/15/2018		13,400	13,329

			84,763

REPURCHASE AGREEMENTS (h) 0.6%
			9,241

SHORT-TERM NOTES 0.1%
Letras del Banco Central de la Republica Argentina
26.100% due 05/16/2018	ARS	2,000	97
26.200% due 05/16/2018		1,800	87
26.250% due 05/16/2018		2,930	141
26.400% due 04/18/2018		9,130	449
26.450% due 04/18/2018 - 05/16/2018		920	45
26.500% due 04/18/2018		1,100	54

			873

ARGENTINA TREASURY BILLS 0.2%
2.913% due 06/15/2018 - 11/16/2018 (b)(c)		2,900	2,865

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ESM TREASURY BILLS 0.1%
(0.659)% due 04/19/2018 (c)(d)	EUR	1,000	$1,231

FRANCE TREASURY BILLS 0.2%
(0.788)% due 04/18/2018 (b)(c)		3,300	4,062

GERMANY TREASURY BILLS 0.2%
(0.963)% due 04/11/2018 (c)(d)		2,500	3,076

GREECE TREASURY BILLS 0.2%
1.267% due 03/15/2019 (c)(d)		3,100	3,771

ITALY TREASURY BILLS 0.2%
(0.626)% due 04/30/2018 (c)(d)		2,400	2,954

JAPAN TREASURY BILLS 10.1%
(0.234)% due 04/05/2018 - 06/11/2018 (b)(c)	JPY	17,982,400	169,037

U.S. TREASURY BILLS 0.5%
1.495% due 04/19/2018 - 04/26/2018 (b)(c)(j)(l)		$7,762	7,756

Total Short-Term Instruments (Cost $316,730)			316,923

Total Investments in Securities (Cost $1,298,977)			1,316,458

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 32.2%

SHORT-TERM INSTRUMENTS 32.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 32.2%
PIMCO Short Asset Portfolio	23,573,103	$235,778
PIMCO Short-Term Floating NAV Portfolio III	30,454,567	300,983

Total Short-Term Instruments (Cost $536,951)		536,761

Total Investments in Affiliates (Cost $536,951)		536,761

Total Investments 111.3% (Cost $1,835,928)		$1,853,219

Financial Derivative Instruments (i)(k) 3.2% (Cost or Premiums, net $10,178)		53,775

Other Assets and Liabilities, net (14.5)%		(242,335)

Net Assets 100.0%		$1,664,659

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$641	U.S. Treasury Notes 1.125% due 09/30/2021	$(658)	$641	$641
JPS	1.900	03/29/2018	04/02/2018	8,600	U.S. Treasury Notes 2.375% due 03/15/2021	(8,791)	8,600	8,602

Total Repurchase Agreements						$(9,449)	$9,241	$9,243

44	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2018

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Treasury Obligations (0.2)%
U.S. Treasury Notes	1.125%	09/30/2021	$3,600	$(3,432)	$(3,439)

Total Short Sales (0.2)%				$(3,432)	$(3,439)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$641	$0	$0	$0	$641	$(658)	$(17)
JPS	8,602	0	0	0	8,602	(8,791)	(189)

Master Securities Forward Transaction Agreement
NOM	0	0	0	(3,439)	(3,439)	0	(3,439)

Total Borrowings and Other Financing Transactions	$9,243	$0	$0	$(3,439)

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(2,477) at a weighted average interest rate of 0.841%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	3,900	$	950,674	$(4,245)	$0	$(146)
90-Day Eurodollar March Futures	03/2019	3,276		797,788	(1,683)	0	(123)
90-Day Eurodollar September Futures	09/2020	847		205,800	64	11	0
E-mini S&P 500 Index June Futures	06/2018	435		57,485	(2,564)	906	0
Euro-Bobl June Futures	06/2018	295	EUR	47,641	321	43	0
Euro-Bund 10-Year Bond June Futures	06/2018	718		140,850	2,425	177	0
U.S. Treasury 5-Year Note June Futures	06/2018	1,797	$	205,686	895	196	0
U.S. Treasury 10-Year Note June Futures	06/2018	1,263		153,001	1,407	296	0

					$(3,380)	$1,629	$(269)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	3,900	$	(947,846)	$5,173	$49	$0
90-Day Eurodollar March Futures	03/2020	3,276		(796,109)	1,757	41	0
90-Day Eurodollar September Futures	09/2021	847		(205,736)	(171)	0	(32)
Australia Government 10-Year Bond June Futures	06/2018	289	AUD	(28,771)	(528)	22	(147)
Euro-OAT France Government 10-Year Bond June Futures	06/2018	325	EUR	(61,820)	(1,114)	0	(112)
U.S. Treasury 2-Year Note June Futures	06/2018	304	$	(64,633)	(10)	0	(9)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	301		(48,301)	(1,585)	0	(348)
United Kingdom Long Gilt June Futures	06/2018	3	GBP	(517)	(10)	0	(3)

					$3,512	$112	$(651)

Total Futures Contracts					$132	$1,741	$(920)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	45

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Tesco PLC	(1.000)%	Quarterly	06/20/2022	0.993%	EUR	600	$3	$(3)	$0	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-23 5-Year Index	1.000%	Quarterly	12/20/2019	$400	$6	$(1)	$5	$0	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	24,080	$(54)	$(286)	$(340)	$0	$(10)
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		12,650	(30)	(150)	(180)	0	(5)
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		17,400	(43)	(207)	(250)	0	(7)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018	$	75,800	(88)	91	3	11	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		205,200	(399)	1,213	814	42	0
Receive(6)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		26,300	(218)	174	(44)	0	(8)
Pay(6)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		437,000	72	220	292	94	0
Receive(6)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		437,000	(15)	(419)	(434)	0	(68)
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		8,300	312	(31)	281	0	(5)
Pay(6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		99,400	153	(720)	(567)	66	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		116,000	6,432	(797)	5,635	0	(151)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,400	2	44	46	0	(2)
Receive(6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		70,200	(153)	417	264	0	(55)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		23,000	(364)	754	390	0	(45)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	01/31/2028		168,800	2	4,205	4,207	0	(383)
Receive(6)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		30,600	0	(278)	(278)	0	(84)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		42,900	(304)	1,072	768	0	(255)
Receive	3-Month USD-LIBOR	2.540	Semi-Annual	03/23/2048		2,000	0	139	139	0	(12)
Receive(6)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		43,500	4,810	(1,396)	3,414	0	(255)
Receive(6)	3-Month USD-LIBOR	3.005	Semi-Annual	04/23/2049		6,600	0	(159)	(159)	0	(42)
Receive(6)	3-Month USD-LIBOR	3.007	Semi-Annual	05/30/2049		11,300	0	(275)	(275)	0	(71)
Pay(6)	6-Month EUR-EURIBOR	1.514	Annual	01/04/2028	EUR	64,000	24	(187)	(163)	33	0
Pay(6)	6-Month EUR-EURIBOR	1.750	Annual	01/04/2028		30,200	(24)	367	343	17	0
Receive(6)	6-Month EUR-EURIBOR	2.099	Annual	01/04/2033		164,600	(68)	(500)	(568)	137	0
Receive(6)	6-Month EUR-EURIBOR	2.150	Annual	01/04/2033		79,600	24	(521)	(497)	65	0
Pay(6)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037		28,100	(426)	542	116	0	(56)
Pay(6)	6-Month EUR-EURIBOR	2.050	Annual	01/04/2038		157,500	45	674	719	0	(193)
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	06/20/2048		9,100	218	(220)	(2)	26	0
Pay(6)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	367,500	799	(1,375)	(576)	113	0
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020		5,300	(128)	33	(95)	0	(3)
Receive(6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		367,500	25	1,710	1,735	0	(295)
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		15,900	(878)	249	(629)	0	(45)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		14,500	334	(241)	93	0	(76)
Receive(6)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		4,800	(53)	(160)	(213)	0	(13)
Receive(6)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		20,200	(231)	(673)	(904)	0	(55)
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		4,100	(216)	(115)	(331)	0	(34)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046	JPY	1,070,000	1,116	(198)	918	18	0
Pay	CPTFEMU	0.740	Maturity	01/15/2020	EUR	9,200	80	25	105	0	(1)
Pay	CPTFEMU	1.710	Maturity	03/15/2033		3,050	(4)	(25)	(29)	0	(3)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		3,050	8	47	55	1	0

							$10,760	$3,043	$13,803	$623	$(2,232)

Total Swap Agreements							$10,769	$3,039	$13,808	$623	$(2,232)

46	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1,741	$623	$2,364	$0	$(920)	$(2,232)	$(3,152)

(j)	Securities with an aggregate market value of $25,399 and cash of $2,473 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2018	ARS	31,492		$1,556	$0	$(8)
	04/2018	JPY	430,000		4,058	16	0
	04/2018		$1,537	ARS	31,392	22	0
	05/2018	ARS	4,930		$238	0	(2)
	05/2018		$1,688	ARS	34,655	6	0
	06/2018		17,053	CNH	108,276	149	0
	06/2018		3,934	RUB	225,693	0	(25)
BPS	04/2018	ARS	1,040		$50	0	(1)
	05/2018	JPY	240,000		2,254	0	(7)
	12/2018		1,250,000		11,392	0	(580)
BRC	05/2018	ARS	600		29	0	(1)
	05/2018		$16,565	MXN	310,415	412	0
CBK	04/2018	ARS	2,300		$113	0	0
	04/2018	AUD	482		373	3	0
	04/2018	CHF	15,591		16,510	202	0
	04/2018	EUR	8,200		10,143	43	0
	04/2018	GBP	12,645		17,775	40	(6)
	04/2018	JPY	380,000		3,587	15	0
	05/2018		440,000		4,048	0	(96)
	06/2018		9,740,000		92,326	379	0
	06/2018	KRW	9,206,903		8,661	0	(23)
	12/2018	JPY	2,120,000		19,339	0	(965)
	12/2018		$30,537	JPY	3,370,000	1,740	0
	03/2019	EUR	3,100		$3,946	22	0
DUB	05/2018		5,200		6,442	25	0
	06/2018		$14,562	RUB	837,216	0	(64)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	47

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
FBF	04/2018	BRL	32,981		$9,923	$0	$(67)
	04/2018		$10,010	BRL	32,981	0	(20)
	05/2018	BRL	32,981		$9,980	14	0
GLM	04/2018	CAD	5,500		4,291	21	0
	04/2018	EUR	20,429		25,261	124	0
	04/2018		$1,048	EUR	847	0	(5)
	05/2018	ARS	1,200		$57	0	(1)
	05/2018	JPY	484,000		4,558	0	(4)
	06/2018	KRW	9,191,053		8,661	0	(8)
HUS	04/2018	ARS	200		10	0	0
	04/2018	CAD	6,218		4,927	101	0
	04/2018		$1,459	ARS	30,257	38	0
	04/2018		17,980	GBP	12,645	0	(239)
	05/2018	ARS	620		$30	0	(1)
	05/2018	GBP	12,645		18,001	239	0
	05/2018	RUB	92,132		1,589	0	(9)
	05/2018	ZAR	2,609		214	0	(6)
	06/2018	JPY	910,000		8,643	52	0
	06/2018	KRW	26,061,524		24,137	0	(446)
	01/2021	BRL	1,770		273	0	(206)
JPM	04/2018		32,981		10,091	101	0
	04/2018	EUR	5,200		6,443	40	0
	04/2018	JPY	4,448,800		41,992	172	0
	04/2018		$9,923	BRL	32,981	67	0
	04/2018		2,724	CAD	3,500	0	(7)
	04/2018		16,499	CHF	15,591	0	(190)
	04/2018		10,091	EUR	8,113	0	(109)
	04/2018		16,610	JPY	1,770,800	33	0
	05/2018	CHF	15,591		$16,538	191	0
	05/2018	JPY	240,000		2,255	0	(7)
MSB	04/2018	ARS	1,090		53	0	(1)
	04/2018	EUR	7,700		9,549	58	0
	04/2018	JPY	2,523,330		23,706	0	(18)
	05/2018		1,250,000		11,486	0	(290)
SCX	06/2018	HKD	1,209		155	1	0
	06/2018	SGD	42,306		32,194	0	(131)
SOG	04/2018	ARS	5,800		287	1	0
SSB	04/2018		$2,164	CAD	2,800	9	0
UAG	04/2018		14,205	EUR	11,469	0	(93)
	04/2018		17,357	JPY	1,822,930	0	(224)
	05/2018	EUR	11,469		$14,235	94	0
	05/2018	JPY	2,312,930		21,896	229	(109)
	05/2018		$8,043	TRY	31,508	0	(173)

Total Forward Foreign Currency Contracts						$ 4,659	$(4,142)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BRC	Put - OTC EUR versus USD	$	1.200	02/28/2019	EUR 21,800	$319	$253

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750%	10/12/2018	GBP	9,200	$242	$133
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	$	11,600	590	328
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	6,600	175	116
FBF	Call - OTC 2-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018	$	405,000	585	161
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019		248,500	261	210
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		23,100	1,195	652

48	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2018

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700%	10/11/2018	GBP	10,000	$267	$165
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018	$	81,400	462	6
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		107,000	590	27
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		15,400	741	455
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020		39,800	1,600	1,470

								$6,708	$3,723

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.400%	3-Month USD-LIBOR	04/05/2018	$1,363,500	$886	$0

Total Purchased Options						$7,913	$3,976

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC EUR versus USD	$	1.325	02/28/2019	EUR	21,800	$(322)	$(326)
CBK	Put - OTC AUD versus USD		0.784	04/27/2018	AUD	22,400	(114)	(395)
	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR	10,200	(327)	(166)
	Call - OTC USD versus TRY		4.900	11/14/2018	$	12,000	(330)	(117)
GLM	Call - OTC AUD versus USD	$	0.803	04/27/2018	AUD	22,400	(68)	(5)
	Put - OTC USD versus MXN	MXN	18.500	04/12/2018	$	18,500	(165)	(346)
	Put - OTC USD versus ZAR	ZAR	12.250	06/20/2018		6,300	(97)	(252)
JPM	Call - OTC USD versus ZAR		12.250	06/20/2018		6,600	(225)	(105)
	Call - OTC USD versus ZAR		12.250	06/26/2018		10,800	(370)	(185)
UAG	Put - OTC USD versus ZAR		12.250	06/26/2018		10,400	(161)	(420)

							$(2,179)	$(2,317)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,100	$(10)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	400	(5)	0

						$(15)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$57,800	$(601)	$(753)
FBF	Call - OTC 5-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Receive	2.190	11/30/2018	157,600	(555)	(220)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	115,400	(1,229)	(1,504)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	49,700	(261)	(222)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	289,100	(1,602)	(1,540)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	77,100	(816)	(963)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	17,500	(462)	(25)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.230	09/21/2018	22,100	(601)	(77)

							$(6,127)	$(5,304)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.650%	3-Month USD-LIBOR	04/05/2018	$1,363,500	$(136)	$0

Total Written Options						$(8,457)	$(7,621)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	49

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$ 608	$(124)	$77	$0	$(47)
	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	600	80	(29)	51	0

						$(44)	$48	$51	$(47)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GLM	Pay	CPTFEMU	0.000%	Maturity	03/30/2020	EUR	27,400	$(3)	$61	$58	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	S&P 500 Total Return Index	100,838	3-Month USD-LIBOR plus a specified spread	Maturity	07/25/2018	$ 480,236	$0	$41,176	$41,176	$0
BRC	Receive	S&P 500 Total Return Index	39,337	3-Month USD-LIBOR plus a specified spread	Quarterly	12/05/2018	208,804	0	(5,742)	0	(5,742)
DUB	Receive	S&P 500 Total Return Index	70,894	3-Month USD-LIBOR plus a specified spread	Maturity	06/07/2018	330,793	0	35,056	35,056	0
FAR	Receive	S&P 500 Total Return Index	14,164	3-Month USD-LIBOR plus a specified spread	Quarterly	12/07/2018	76,194	0	(2,998)	0	(2,997)
GST	Receive	S&P 500 Total Return Index	19,009	3-Month USD-LIBOR plus a specified spread	Quarterly	11/15/2018	100,902	0	(2,773)	0	(2,773)
MYI	Receive	S&P 500 Total Return Index	53,353	3-Month USD-LIBOR plus a specified spread	Quarterly	11/30/2018	283,202	0	(7,783)	0	(7,783)
	Receive	S&P 500 Total Return Index	6,778	3-Month USD-LIBOR plus a specified spread	Quarterly	10/15/2018	34,358	0	692	692	0

								$0	$57,629	$76,924	$(19,295)

Total Swap Agreements								$(47)	$57,738	$77,033	$(19,342)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$193	$0	$51	$244	$(35)	$0	$(47)	$(82)	$162	$0	$162
BPS	0	0	41,176	41,176	(588)	0	0	(588)	40,588	(33,630)	6,958
BRC	412	386	0	798	(1)	(326)	(5,742)	(6,069)	(5,271)	8,413	3,142
CBK	2,444	328	0	2,772	(1,090)	(1,431)	0	(2,521)	251	224	475
DUB	25	116	35,056	35,197	(64)	0	0	(64)	35,133	(30,115)	5,018
FAR	0	0	0	0	0	0	(2,997)	(2,997)	(2,997)	4,827	1,830
FBF	14	161	0	175	(87)	(220)	0	(307)	(132)	0	(132)
GLM	145	862	58	1,065	(18)	(2,329)	0	(2,347)	(1,282)	1,212	(70)
GST	0	0	0	0	0	0	(2,773)	(2,773)	(2,773)	4,235	1,462
HUS	430	0	0	430	(907)	0	0	(907)	(477)	276	(201)
JPM	604	165	0	769	(313)	(290)	0	(603)	166	(330)	(164)
MSB	58	0	0	58	(309)	0	0	(309)	(251)	578	327
MYC	0	1,958	0	1,958	0	(2,605)	0	(2,605)	(647)	439	(208)
MYI	0	0	692	692	0	0	(7,783)	(7,783)	(7,091)	11,062	3,971
SCX	1	0	0	1	(131)	0	0	(131)	(130)	0	(130)
SOG	1	0	0	1	0	0	0	0	1	0	1
SSB	9	0	0	9	0	0	0	0	9	0	9
UAG	323	0	0	323	(599)	(420)	0	(1,019)	(696)	755	59

Total Over the Counter	$4,659	$3,976	$77,033	$85,668	$(4,142)	$(7,621)	$(19,342)	$(31,105)

50	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2018

(l)	Securities with an aggregate market value of $32,326 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$906	$0	$835	$1,741
Swap Agreements	0	0	0	0	623	623

	$0	$0	$906	$0	$1,458	$2,364

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,659	$0	$4,659
Purchased Options	0	0	0	253	3,723	3,976
Swap Agreements	0	51	76,924	0	58	77,033

	$0	$51	$76,924	$4,912	$3,781	$85,668

	$0	$51	$77,830	$4,912	$5,239	$88,032

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$920	$920
Swap Agreements	0	0	0	0	2,232	2,232

	$0	$0	$0	$0	$3,152	$3,152

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,142	$0	$4,142
Written Options	0	0	0	2,317	5,304	7,621
Swap Agreements	0	47	19,295	0	0	19,342

	$0	$47	$19,295	$6,459	$5,304	$31,105

	$0	$47	$19,295	$6,459	$8,456	$34,257

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	51

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(367)	$0	$0	$(367)
Written Options	0	0	545	0	1,785	2,330
Futures	0	0	56,391	0	(3,733)	52,658
Swap Agreements	0	337	0	0	13,031	13,368

	$0	$337	$56,569	$0	$11,083	$67,989

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(25,959)	$0	$(25,959)
Purchased Options	0	0	0	1,170	(4,530)	(3,360)
Written Options	0	1	0	2,500	1,173	3,674
Swap Agreements	0	75	197,796	1	985	198,857

	$0	$76	$197,796	$(22,288)	$(2,372)	$173,212

	$0	$413	$254,365	$(22,288)	$8,711	$241,201

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$196	$0	$0	$196
Written Options	0	0	(152)	0	(66)	(218)
Futures	0	0	(981)	0	1,784	803
Swap Agreements	0	(285)	0	0	(8,182)	(8,467)

	$0	$(285)	$(937)	$0	$(6,464)	$(7,686)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,153	$0	$9,153
Purchased Options	0	0	0	(1,005)	(1,406)	(2,411)
Written Options	0	0	0	(598)	1,206	608
Swap Agreements	0	(20)	(81,087)	0	(811)	(81,918)

	$0	$(20)	$(81,087)	$7,550	$(1,011)	$(74,568)

	$0	$(305)	$(82,024)	$7,550	$(7,475)	$(82,254)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$888	$0	$888
Corporate Bonds & Notes
Banking & Finance	0	70,592	0	70,592
Industrials	0	23,530	0	23,530
Utilities	0	21,701	0	21,701
Municipal Bonds & Notes
California	0	796	0	796
Illinois	0	2,069	0	2,069
Iowa	0	524	0	524
Nevada	0	148	0	148
New York	0	1,183	0	1,183
North Carolina	0	206	0	206
West Virginia	0	507	0	507
U.S. Government Agencies	0	155,744	0	155,744
U.S. Treasury Obligations	0	426,961	0	426,961
Non-Agency Mortgage-Backed Securities	0	64,646	0	64,646
Asset-Backed Securities	0	180,303	0	180,303
Sovereign Issues	0	49,737	0	49,737
Short-Term Instruments
Certificates of Deposit	12,300	14,994	0	27,294
Commercial Paper	0	84,763	0	84,763

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Repurchase Agreements	$0	$9,241	$0	$9,241
Short-Term Notes	0	873	0	873
Argentina Treasury Bills	0	2,865	0	2,865
ESM Treasury Bills	0	1,231	0	1,231
France Treasury Bills	0	4,062	0	4,062
Germany Treasury Bills	0	3,076	0	3,076
Greece Treasury Bills	0	3,771	0	3,771
Italy Treasury Bills	0	2,954	0	2,954
Japan Treasury Bills	0	169,037	0	169,037
U.S. Treasury Bills	0	7,756	0	7,756

	$12,300	$1,304,158	$0	$1,316,458

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$536,761	$0	$0	$536,761

Total Investments	$549,061	$1,304,158	$0	$1,853,219

52	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2018

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(3,439)	$0	$(3,439)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,741	623	0	2,364
Over the counter	0	85,668	0	85,668

	$1,741	$86,291	$0	$88,032

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(920)	$(2,232)	$0	$(3,152)
Over the counter	0	(31,105)	0	(31,105)

	$(920)	$(33,337)	$0	$(34,257)

Total Financial Derivative Instruments	$821	$52,954	$0	$53,775

Totals	$549,882	$1,353,673	$0	$1,903,555

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	53

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 84.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Charter Communications Operating LLC
3.880% (LIBOR03M + 2.000%) due 04/30/2025 ~		$6,126	$6,155
Klockner-Pentaplast of America, Inc.
6.127% (LIBOR03M + 4.250%) due 06/30/2022 ~		2,488	2,404

Total Loan Participations and Assignments (Cost $8,585)			8,559

CORPORATE BONDS & NOTES 7.5%

BANKING & FINANCE 5.5%
American Honda Finance Corp.
2.137% due 11/05/2021 ~		900	901
Banco del Estado de Chile
4.125% due 10/07/2020		1,900	1,939
Banco Santander S.A.
6.250% due 09/11/2021 •(f)(g)	EUR	600	815
Bank of America Corp.
2.650% due 04/01/2019		$6,700	6,697
3.178% (US0003M + 0.870%) due 04/01/2019 ~		1,500	1,510
5.650% due 05/01/2018		1,200	1,203
6.875% due 04/25/2018		7,300	7,319
Barclays Bank PLC
10.179% due 06/12/2021		11,700	13,741
Barclays PLC
3.200% due 08/10/2021		1,900	1,878
Blackstone CQP Holdco LP
6.500% due 03/20/2021		2,100	2,121
BPCE S.A.
2.500% due 07/15/2019		8,054	8,017
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		2,200	2,151
Deutsche Bank AG
3.186% due 02/27/2023 ~		5,400	5,379
4.250% due 10/14/2021		5,700	5,793
General Motors Financial Co., Inc.
2.400% due 04/10/2018		8,800	8,799
2.967% (US0003M + 1.270%) due 10/04/2019 ~		3,600	3,639
Goldman Sachs Group, Inc.
3.009% (US0003M + 1.170%) due 11/15/2021 ~		1,900	1,924
HSBC Holdings PLC
3.196% (US0003M + 1.500%) due 01/05/2022 ~		1,200	1,236
3.400% due 03/08/2021		1,400	1,407
4.300% due 03/08/2026		1,000	1,027
6.250% due 03/23/2023 •(f)(g)		1,800	1,827
HSBC USA, Inc.
2.563% (US0003M + 0.770%) due 08/07/2018 ~		700	701
Lloyds Bank PLC
12.000% due 12/16/2024 •(f)		200	252
Morgan Stanley
3.025% (US0003M + 1.280%) due 04/25/2018 ~		1,100	1,101
Navient Corp.
5.500% due 01/15/2019		1,800	1,824
Nissan Motor Acceptance Corp.
2.372% (US0003M + 0.650%) due 07/13/2022 ~		1,300	1,302
2.650% due 07/13/2022		800	781
RCI Banque S.A.
3.500% due 04/03/2018		3,800	3,800
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(f)(g)		200	209
Stichting AK Rabobank Certificaten
6.500% (f)	EUR	490	740

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UBS AG
4.750% due 05/22/2023 •(g)	$1,600	$1,604
7.625% due 08/17/2022 (g)	1,650	1,856
UBS Group Funding Switzerland AG
2.789% due 08/15/2023 ~	700	704
2.950% due 09/24/2020	300	298
4.125% due 09/24/2025	400	402
Wells Fargo & Co.
2.205% (US0003M + 0.460%) due 04/22/2019 ~	3,800	3,809
Weyerhaeuser Co.
7.375% due 10/01/2019	1,500	1,596

		100,302

INDUSTRIALS 0.8%
AbbVie, Inc.
1.800% due 05/14/2018	500	499
3.600% due 05/14/2025	200	197
4.700% due 05/14/2045	100	103
Allergan Funding SCS
3.450% due 03/15/2022	1,000	992
Allergan Sales LLC
4.875% due 02/15/2021	140	145
Asciano Finance Ltd.
5.000% due 04/07/2018	500	500
BAT Capital Corp.
2.719% due 08/15/2022 ~	1,500	1,510
2.764% due 08/15/2022	900	871
Campbell Soup Co.
2.775% due 03/15/2021 ~	400	400
3.300% due 03/15/2021	600	604
Charter Communications Operating LLC
4.464% due 07/23/2022	300	307
4.908% due 07/23/2025	600	614
6.384% due 10/23/2035	100	112
6.484% due 10/23/2045	200	220
CVS Health Corp.
3.500% due 07/20/2022	100	100
Enbridge, Inc.
2.825% (US0003M + 0.700%) due 06/15/2020 ~	1,200	1,205
Kraft Heinz Foods Co.
3.500% due 07/15/2022	100	100
3.950% due 07/15/2025	100	100
5.000% due 07/15/2035	100	104
5.200% due 07/15/2045	100	102
QUALCOMM, Inc.
4.800% due 05/20/2045	300	313
Rogers Communications, Inc.
6.800% due 08/15/2018	1,500	1,524
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	710	698
2.400% due 09/23/2021	820	792
Woolworths Group Ltd.
4.000% due 09/22/2020	700	713
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018	1,400	1,400

		14,225

UTILITIES 1.2%
AT&T, Inc.
2.372% (US0003M + 0.650%) due 01/15/2020 ~	1,800	1,807
2.672% (US0003M + 0.950%) due 07/15/2021 ~	4,700	4,752
4.500% due 05/15/2035	100	98
Majapahit Holding BV
7.750% due 01/20/2020	200	215
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~	5,100	5,100
Petrobras Global Finance BV
5.299% due 01/27/2025	106	105
5.999% due 01/27/2028	2,568	2,545

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sempra Energy
2.575% due 03/15/2021 ~		$4,600	$4,615
Verizon Communications, Inc.
2.875% due 01/15/2038	EUR	900	1,109
3.375% due 10/27/2036	GBP	800	1,120
3.376% due 02/15/2025		$421	414

			21,880

Total Corporate Bonds & Notes (Cost $135,202)			136,407

MUNICIPAL BONDS & NOTES 0.4%

ARIZONA 0.1%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035		1,000	1,078

CALIFORNIA 0.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		100	150
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040		1,600	2,176
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036		1,400	1,576
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031		200	208

			4,110

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040		100	132
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		400	444
7.750% due 01/01/2042		600	654

			1,230

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041		100	129

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039		100	103

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043		100	137

Total Municipal Bonds & Notes (Cost $5,733)			6,787

U.S. GOVERNMENT AGENCIES 9.9%
Fannie Mae
2.222% (LIBOR01M + 0.350%) due 07/25/2037 ~		9	9
2.252% (LIBOR01M + 0.380%) due 07/25/2037 ~		15	15
2.272% (LIBOR01M + 0.400%) due 09/25/2035 ~		38	38
2.282% (LIBOR01M + 0.410%) due 09/25/2035 ~		63	63

54	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.310% due 08/01/2022	$100	$98
2.592% (LIBOR01M + 0.720%) due 06/25/2037 ~	105	106
2.602% (LIBOR01M + 0.730%) due 06/25/2040 ~	130	132
4.000% due 07/01/2018 - 04/25/2042	3,166	3,302
4.500% due 03/01/2019 - 10/01/2041	2,967	3,131
5.000% due 01/01/2028 - 09/01/2041	3,163	3,409
5.500% due 02/01/2022 - 09/01/2041	5,130	5,618
6.000% due 07/01/2036 - 05/01/2041	1,435	1,609
6.500% due 10/01/2035	39	43
Fannie Mae, TBA
3.500% due 04/01/2048 - 06/01/2048	148,600	148,755
FDIC Structured Sale Guaranteed Notes
2.073% (LIBOR01M + 0.500%) due 11/29/2037 ~	182	182
Freddie Mac
2.347% (LIBOR01M + 0.570%) due 06/15/2041 ~	534	538
2.477% (LIBOR01M + 0.700%) due 08/15/2037 ~	88	89
2.487% (LIBOR01M + 0.710%) due 10/15/2037 ~	15	15
2.497% (LIBOR01M + 0.720%) due 05/15/2037 - 09/15/2037 ~	108	110
4.000% due 07/15/2042	1,942	2,053
5.000% due 03/01/2038	1,427	1,540
5.500% due 07/01/2028 - 07/01/2038	366	399
Ginnie Mae
2.240% (H15T1Y + 0.450%) due 11/20/2062 ~	3,450	3,461
3.500% due 01/15/2042 - 06/15/2045	4,102	4,148
5.000% due 08/15/2038 - 05/15/2039	416	445
6.000% due 08/15/2037	110	124
Small Business Administration
4.430% due 05/01/2029	98	103
5.290% due 12/01/2027	17	18
6.220% due 12/01/2028	20	22

Total U.S. Government Agencies (Cost $178,774)		179,575

U.S. TREASURY OBLIGATIONS 38.7%
U.S. Treasury Bonds
3.000% due 02/15/2048	23,600	23,686
4.250% due 05/15/2039	9,700	11,787
4.375% due 11/15/2039	16,300	20,155
4.375% due 05/15/2040	16,900	20,920
4.500% due 08/15/2039	10,800	13,564
4.625% due 02/15/2040	6,300	8,050
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021	7,216	7,154
0.125% due 01/15/2022	21,246	21,015
0.125% due 04/15/2022	32,207	31,746
0.125% due 07/15/2022	48,719	48,219
0.125% due 01/15/2023	2,899	2,850
0.125% due 07/15/2024	4,176	4,078
0.250% due 01/15/2025	1,570	1,534
0.375% due 07/15/2023	12,675	12,630
0.375% due 01/15/2027	22,985	22,387
0.375% due 07/15/2027	9,018	8,792
0.625% due 01/15/2026	14,709	14,699
1.000% due 02/15/2048	18,495	18,942
1.750% due 01/15/2028	13,606	14,951
2.000% due 01/15/2026	9,366	10,337
2.375% due 01/15/2025	20,119	22,519
2.500% due 01/15/2029	11,429	13,531
3.625% due 04/15/2028	307	393

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. Treasury Notes
1.375% due 09/30/2020 (j)(l)		$14,900	$14,544
1.375% due 10/31/2020 (j)(l)		8,100	7,899
1.500% due 08/15/2026		24,900	22,587
1.750% due 12/31/2020 (j)		24,400	23,994
1.875% due 07/31/2022 (j)(l)		24,800	24,131
1.875% due 08/31/2022		133,200	129,536
2.000% due 11/30/2020 (j)(l)		4,100	4,061
2.000% due 07/31/2022		16,600	16,243
2.000% due 11/30/2022		21,100	20,592
2.000% due 11/15/2026		29,200	27,525
2.125% due 08/31/2020 (j)(l)		12,400	12,334
2.125% due 05/15/2025 (l)		15,300	14,728
2.250% due 08/15/2027		10,100	9,679
2.375% due 08/15/2024 (l)		15,600	15,331
2.750% due 02/15/2024 (l)		7,700	7,747

Total U.S. Treasury Obligations (Cost $718,181)			704,870

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.7%
BCAP LLC Trust
3.623% due 03/27/2037 ~		1,239	923
Bear Stearns ALT-A Trust
2.032% (US0001M + 0.160%) due 02/25/2034 ~		80	75
2.042% (US0001M + 0.170%) due 04/25/2037 ~		2,021	1,985
2.192% (US0001M + 0.320%) due 06/25/2046 ^~		2,914	2,857
4.356% due 11/25/2035 ^~		13,289	12,563
ChaseFlex Trust
2.172% (US0001M + 0.300%) due 07/25/2037 ~		9,623	9,145
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.102% (US0001M + 0.230%) due 07/25/2036 ~		1,571	1,529
Citigroup Mortgage Loan Trust
3.495% due 06/25/2036 ^~		263	263
Countrywide Alternative Loan Trust
2.032% (US0001M + 0.160%) due 02/25/2047 ~		71	68
2.052% (US0001M + 0.180%) due 05/25/2047 ~		482	471
2.222% (US0001M + 0.350%) due 05/25/2037 ^~		4,429	2,589
2.283% (12MTA + 1.000%) due 02/25/2036 ~		43	40
6.000% due 12/25/2034		6,276	6,339
Countrywide Home Loan Mortgage Pass-Through Trust
3.491% due 11/25/2034 ~		23	23
3.520% due 02/20/2035 ~		19	19
Credit Suisse Mortgage Capital Certificates
3.413% due 02/27/2037 ~		1,185	1,199
Deutsche ALT-A Securities, Inc.
2.022% (US0001M + 0.150%) due 03/25/2037 ^~		2,922	2,661
Eddystone Finance PLC
1.049% (BP0003M + 0.525%) due 04/19/2021 ~	GBP	806	1,131
First Horizon Mortgage Pass-Through Trust
3.545% due 11/25/2037 ^~		$1,769	1,605
GSR Mortgage Loan Trust
3.641% due 11/25/2035 ~		7	7
3.731% due 09/25/2035 ~		306	316
6.000% due 03/25/2037 ^		12	11
6.250% due 10/25/2036 ^		1,003	995
IndyMac Mortgage Loan Trust
2.072% (US0001M + 0.200%) due 11/25/2046 ~		6,174	5,634
2.142% (US0001M + 0.270%) due 10/25/2036 ~		1,218	853
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
3.227% (LIBOR01M + 1.450%) due 01/15/2033 ~		691	692

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Mortgage Trust
3.503% due 08/25/2034 ~	$111	$111
3.702% due 02/25/2035 ~	3	2
3.704% due 07/25/2035 ~	2,332	2,381
5.750% due 01/25/2036 ^	9	8
Merrill Lynch Mortgage Investors Trust
2.082% (US0001M + 0.210%) due 02/25/2036 ~	11	10
2.122% (US0001M + 0.250%) due 11/25/2035 ~	11	10
3.736% due 09/25/2035 ^~	223	216
Morgan Stanley Mortgage Loan Trust
2.152% (US0001M + 0.280%) due 01/25/2036 ~	2,856	2,179
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.976% due 05/25/2035 ^	13	10
Residential Accredit Loans, Inc. Trust
2.042% (US0001M + 0.170%) due 01/25/2037 ~	2,625	2,376
2.057% (US0001M + 0.185%) due 08/25/2036 ~	814	748
2.643% (12MTA + 1.360%) due 09/25/2045 ~	77	73
5.500% due 01/25/2035	482	484
6.000% due 03/25/2037 ^	7,655	7,001
Structured Adjustable Rate Mortgage Loan Trust
2.022% (US0001M + 0.150%) due 02/25/2037 ~	1,713	1,701
Structured Asset Mortgage Investments Trust
2.058% (US0001M + 0.250%) due 07/19/2035 ~	14	13
2.132% (US0001M + 0.260%) due 03/25/2037 ~	51	38
Wachovia Mortgage Loan Trust LLC
3.681% due 10/20/2035 ~	961	889
WaMu Mortgage Pass-Through Certificates Trust
2.013% (12MTA + 0.730%) due 01/25/2047 ~	54	54
2.203% (12MTA + 0.920%) due 09/25/2046 ~	8,251	7,652
2.283% (12MTA + 1.000%) due 02/25/2046 ~	161	158
2.483% (12MTA + 1.200%) due 11/25/2042 ~	111	106
2.713% due 01/25/2037 ^~	590	556
3.303% due 08/25/2046 ^~	4,031	3,816
Wells Fargo Mortgage-Backed Securities Trust
3.603% due 07/25/2036 ^~	716	700
3.707% due 11/25/2034 ~	204	206
3.750% due 01/25/2035 ~	10	10

Total Non-Agency Mortgage-Backed Securities (Cost $78,183)		85,501

ASSET-BACKED SECURITIES 10.4%
ACE Securities Corp. Home Equity Loan Trust
2.012% (US0001M + 0.140%) due 07/25/2036 ~	2,323	1,938
4.872% (US0001M + 3.000%) due 08/25/2040 ^~	3,142	2,740
Allegro CLO Ltd.
2.987% (US0003M + 1.220%) due 01/30/2026 ~	1,500	1,500
Apidos CLO
2.865% (US0003M + 1.120%) due 07/22/2026 ~	1,100	1,101
Argent Securities Trust
2.022% (US0001M + 0.150%) due 07/25/2036 ~	4,132	3,482
2.032% (US0001M + 0.160%) due 05/25/2036 ~	15,836	6,168
Asset-Backed Securities Corp. Home Equity Loan Trust
2.832% (US0001M + 0.960%) due 07/25/2035 ~	300	300
Bear Stearns Asset-Backed Securities Trust
2.032% (US0001M + 0.160%) due 08/25/2036 ~	1,226	1,423

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	55

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CIT Mortgage Loan Trust
3.222% (LIBOR01M + 1.350%) due 10/25/2037 ~	$3,765	$3,793
Citigroup Mortgage Loan Trust
2.032% (US0001M + 0.160%) due 09/25/2036 ~	7,174	5,490
Citigroup Mortgage Loan Trust, Inc.
2.452% (US0001M + 0.580%) due 07/25/2035 ~	1,000	1,008
Countrywide Asset-Backed Certificates
2.032% (US0001M + 0.160%) due 01/25/2046 ~	3,861	3,836
2.072% (US0001M + 0.200%) due 09/25/2047 ~	3,536	2,645
2.112% (US0001M + 0.240%) due 03/25/2036 ~	761	689
2.162% (US0001M + 0.290%) due 01/25/2037 ~	19,000	15,865
2.312% (US0001M + 0.440%) due 04/25/2036 ~	5,500	5,491
2.582% (US0001M + 0.710%) due 07/25/2035 ~	2,800	2,791
2.907% (US0001M + 1.035%) due 12/25/2035 ~	3,500	3,058
4.769% due 10/25/2046 ^~	5,813	5,692
Countrywide Asset-Backed Certificates Trust
2.352% (US0001M + 0.480%) due 05/25/2036 ~	7,000	6,795
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021	1,495	1,502
Ellington Loan Acquisition Trust
2.922% (US0001M + 1.050%) due 05/25/2037 ~	3,612	3,463
First Franklin Mortgage Loan Trust
2.607% (US0001M + 0.735%) due 09/25/2035 ~	372	374
GSAMP Trust
1.942% (US0001M + 0.070%) due 12/25/2036 ~	23	12
2.102% (US0001M + 0.230%) due 01/25/2037 ~	4,100	3,484
Halcyon Loan Advisors Funding Ltd.
2.845% (US0003M + 1.100%) due 10/22/2025 ~	1,000	1,001
HSI Asset Securitization Corp. Trust
2.012% (US0001M + 0.140%) due 01/25/2037 ~	2,479	2,065
Mastr Asset Backed Securities Trust
1.922% (US0001M + 0.050%) due 01/25/2037 ~	26	11
Merrill Lynch Mortgage Investors Trust
2.022% (US0001M + 0.150%) due 08/25/2037 ~	7,464	5,050
Monarch Grove CLO
2.443% due 01/25/2028 ~	5,800	5,801
Morgan Stanley ABS Capital, Inc. Trust
2.002% (US0001M + 0.130%) due 01/25/2037 ~	13,201	8,030
2.087% (US0001M + 0.215%) due 03/25/2037 ~	9,323	4,900
Mountain Hawk CLO Ltd.
2.934% (US0003M + 1.200%) due 04/18/2025 ~	1,500	1,501
MP CLO Ltd.
2.922% (US0003M + 1.200%) due 01/15/2027 ~	1,800	1,801
Navient Private Education Loan Trust
2.177% due 12/16/2058 ~	1,358	1,360
NovaStar Mortgage Funding Trust
2.122% (US0001M + 0.250%) due 09/25/2036 ~	6,872	3,972
OHA Credit Partners Ltd.
2.755% (US0003M + 1.010%) due 10/20/2025 ~	762	762

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHA Loan Funding Ltd.
3.094% (US0003M + 1.350%) due 01/23/2027 ~		$1,100	$1,106
Option One Mortgage Loan Trust
2.092% (US0001M + 0.220%) due 04/25/2037 ~		5,371	4,286
2.092% (US0001M + 0.220%) due 05/25/2037 ~		3,107	2,263
2.232% (US0001M + 0.360%) due 01/25/2036 ~		3,700	3,152
2.652% (US0001M + 0.780%) due 02/25/2035 ~		8,042	7,543
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		997	581
Residential Asset Securities Corp. Trust
2.352% (US0001M + 0.480%) due 01/25/2036 ~		10,000	8,492
Securitized Asset-Backed Receivables LLC Trust
2.112% (US0001M + 0.240%) due 07/25/2036 ~		1,932	1,122
SG Mortgage Securities Trust
2.052% (US0001M + 0.180%) due 02/25/2036 ~		10,068	6,792
SLM Private Education Loan Trust
5.027% (US0001M + 3.250%) due 05/16/2044 ~		107	109
SLM Student Loan Trust
0.000% (EUR003M + 0.260%) due 12/15/2023 ~	EUR	259	318
Soundview Home Loan Trust
1.952% (US0001M + 0.080%) due 06/25/2037 ~		$13	10
1.982% (US0001M + 0.110%) due 02/25/2037 ~		8,081	3,426
2.022% (US0001M + 0.150%) due 03/25/2037 ~		1,213	1,179
2.082% (US0001M + 0.210%) due 06/25/2037 ~		3,676	2,715
Structured Asset Securities Corp. Mortgage Loan Trust
2.082% (US0001M + 0.210%) due 02/25/2037 ~		4,494	4,341
2.102% (US0001M + 0.230%) due 05/25/2047 ~		6,800	6,466
Vibrant CLO Ltd.
2.641% (US0003M + 0.900%) due 07/24/2024 ~		1,433	1,434
VOLT LLC
3.125% due 09/25/2047		3,835	3,824
3.250% due 06/25/2047		2,492	2,488
3.375% due 05/28/2047		2,179	2,181
Wells Fargo Home Equity Asset-Backed Securities Trust
2.372% (US0001M + 0.500%) due 12/25/2035 ~		3,186	3,028
2.757% (US0001M + 0.885%) due 11/25/2035 ~		1,000	1,009

Total Asset-Backed Securities (Cost $176,140)			188,759

SOVEREIGN ISSUES 1.6%
Argentina Government International Bond
2.500% due 12/31/2038		6,950	4,632
5.875% due 01/11/2028		3,400	3,204
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	4,526	231
27.250% due 06/21/2020 ~		72,784	3,849
Brazil Government International Bond
5.625% due 02/21/2047		$2,300	2,236
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (e)	BRL	16,860	5,653
6.000% due 05/15/2055 (e)		12,875	4,422
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,200	2,246
Israel Government International Bond
4.125% due 01/17/2048		800	771

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Qatar Government International Bond
5.250% due 01/20/2020		$1,600	$1,661
Saudi Government International Bond
2.375% due 10/26/2021		200	193

Total Sovereign Issues (Cost $30,197)			29,098

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co. «(a)		8,000	0

Total Convertible Preferred Securities (Cost $0)			0

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 10.9%

CERTIFICATES OF DEPOSIT 0.9%
Barclays Bank PLC
1.940% due 09/04/2018		$4,400	4,390
2.355% due 05/17/2018		4,000	4,003
Credit Suisse AG
2.507% due 09/28/2018		7,300	7,300

			15,693

REPURCHASE AGREEMENTS (h) 0.0%

			843

SHORT-TERM NOTES 0.1%
Letras del Banco Central de la Republica Argentina
26.100% due 05/16/2018	ARS	2,100	101
26.200% due 05/16/2018		1,900	92
26.250% due 05/16/2018		3,250	157
26.400% due 04/18/2018		8,880	437
26.450% due 04/18/2018 - 05/16/2018		920	45
26.500% due 04/18/2018		1,200	59
27.133% due 04/18/2018		1,130	56

			947

ARGENTINA TREASURY BILLS 0.2%
2.913% due 06/15/2018 - 11/16/2018 (b)(c)		3,300	3,260

GREECE TREASURY BILLS 0.2%
1.267% due 03/15/2019 (c)(d)	EUR	3,400	4,136

JAPAN TREASURY BILLS 9.4%
(0.230)% due 04/05/2018 - 06/11/2018 (b)(c)	JPY	18,300,000	172,022

U.S. TREASURY BILLS 0.1%
1.498% due 04/19/2018 (b)(c)(l)		$1,032	1,031

Total Short-Term Instruments (Cost $197,721)			197,932

Total Investments in Securities (Cost $1,528,716)			1,537,488

56	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2018

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 25.2%

SHORT-TERM INSTRUMENTS 25.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 25.2%
PIMCO Short Asset Portfolio	27,069,875	$270,753
PIMCO Short-Term Floating NAV Portfolio III	19,091,377	188,680

Total Short-Term Instruments (Cost $459,632)		459,433

Total Investments in Affiliates (Cost $459,632)		459,433

Total Investments 109.8% (Cost $1,988,348)		$1,996,921

Financial Derivative Instruments (i)(k) (0.9)% (Cost or Premiums, net $26,503)		(16,041)

Other Assets and Liabilities, net (8.9)%		(161,623)

Net Assets 100.0%		$1,819,257

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$843	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(864)	$843	$843

Total Repurchase Agreements						$(864)	$843	$843

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Treasury Obligations (0.2)%
U.S. Treasury Notes	1.125%	09/30/2021	$ 3,800	$(3,622)	$(3,630)

Total Short Sales (0.2)%				$(3,622)	$(3,630)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	57

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$843	$0	$0	$0	$843	$(864)	$(21)

Master Securities Forward Transaction Agreement
NOM	0	0	0	(3,630)	(3,630)	0	(3,630)

Total Borrowings and Other Financing Transactions	$843	$0	$0	$(3,630)

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(2,596) at a weighted average interest rate of 0.781%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	4,433	$	1,080,599	$(2,814)	$0	$(167)
90-Day Eurodollar March Futures	03/2019	3,605		877,908	(1,852)	0	(135)
90-Day Eurodollar September Futures	09/2020	914		222,079	69	11	0
Euro-Bobl June Futures	06/2018	159	EUR	25,678	173	24	0
Euro-Bund 10-Year Bond June Futures	06/2018	782		153,405	2,663	192	0
Mini MSCI EAFE Index June Futures	06/2018	2,423	$	242,373	(3,886)	2,338	0
U.S. Treasury 5-Year Note June Futures	06/2018	1,461		167,227	722	160	0
U.S. Treasury 10-Year Note June Futures	06/2018	485		58,753	541	114	0

					$(4,384)	$2,839	$(302)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	4,433	$	(1,077,385)	$3,756	$55	$0
90-Day Eurodollar March Futures	03/2020	3,605		(876,060)	1,933	45	0
90-Day Eurodollar September Futures	09/2021	914		(222,011)	(185)	0	(34)
Australia Government 10-Year Bond June Futures	06/2018	337	AUD	(33,549)	(615)	27	(172)
Euro-OAT France Government 10-Year Bond June Futures	06/2018	324	EUR	(61,630)	(1,106)	0	(112)
U.S. Treasury 2-Year Note June Futures	06/2018	553	$	(117,573)	(18)	0	(17)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	225		(36,105)	(1,185)	0	(260)
United Kingdom Long Gilt June Futures	06/2018	83	GBP	(14,302)	(254)	0	(79)

					$2,326	$127	$(674)

Total Futures Contracts					$(2,058)	$2,966	$(976)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
CDX.HY-29 5-Year Index	5.000%	Quarterly	12/20/2022	$2,400	$199	$(40)	$159	$10	$0
CDX.HY-30 5-Year Index	5.000	Quarterly	06/20/2023	3,400	204	7	211	15	0
CDX.IG-23 5-Year Index	1.000	Quarterly	12/20/2019	300	5	(1)	4	0	0

					$408	$(34)	$374	$25	$0

58	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2018

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	24,080	$32	$(372)	$(340)	$0	$(10)
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		12,650	0	(180)	(180)	0	(5)
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		17,400	0	(250)	(250)	0	(7)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018	$	61,800	(312)	315	3	9	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		85,400	(480)	484	4	12	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		124,500	1,259	186	1,445	33	0
Receive(4)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		26,600	(154)	110	(44)	0	(8)
Pay(4)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		472,200	77	239	316	101	0
Receive(4)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		472,200	(16)	(453)	(469)	0	(73)
Receive(4)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		54,500	2,062	(214)	1,848	0	(31)
Pay(4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		99,900	(234)	(336)	(570)	67	0
Receive(4)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		123,600	6,854	(850)	6,004	0	(161)
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	12/03/2025		10,700	(23)	303	280	0	(17)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,100	5	31	36	0	(2)
Receive(4)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		70,500	56	209	265	0	(55)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		100,610	5,574	2,069	7,643	0	(155)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		48,600	3,164	1,850	5,014	0	(78)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		3,900	(89)	166	77	0	(8)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		5,900	(93)	193	100	0	(11)
Receive(4)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		53,500	3,034	(493)	2,541	0	(115)
Receive(4)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		31,500	0	(286)	(286)	0	(86)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		36,550	(1,415)	2,069	654	0	(210)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		7,850	121	421	542	0	(45)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	09/14/2046		5,100	359	287	646	0	(28)
Receive	3-Month USD-LIBOR	2.540	Semi-Annual	03/23/2048		1,900	0	132	132	0	(11)
Receive(4)	3-Month USD-LIBOR	2.455	Semi-Annual	04/17/2048		2,100	0	184	184	0	(12)
Receive(4)	3-Month USD-LIBOR	2.285	Semi-Annual	05/25/2048		4,200	330	189	519	0	(25)
Receive(4)	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		3,200	0	274	274	0	(19)
Receive(4)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		47,800	5,282	(1,531)	3,751	0	(281)
Receive(4)	3-Month USD-LIBOR	3.005	Semi-Annual	04/23/2049		6,900	0	(167)	(167)	0	(43)
Receive(4)	3-Month USD-LIBOR	3.007	Semi-Annual	05/30/2049		10,700	0	(260)	(260)	0	(68)
Pay(4)	6-Month EUR-EURIBOR	1.514	Annual	01/04/2028	EUR	71,500	27	(210)	(183)	37	0
Pay(4)	6-Month EUR-EURIBOR	1.750	Annual	01/04/2028		33,800	(27)	410	383	18	0
Receive(4)	6-Month EUR-EURIBOR	2.099	Annual	01/04/2033		183,800	(75)	(559)	(634)	153	0
Receive(4)	6-Month EUR-EURIBOR	2.150	Annual	01/04/2033		88,900	27	(581)	(554)	73	0
Pay(4)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037		30,600	0	127	127	0	(61)
Pay(4)	6-Month EUR-EURIBOR	2.050	Annual	01/04/2038		176,000	50	753	803	0	(216)
Receive(4)	6-Month EUR-EURIBOR	1.500	Annual	06/20/2048		10,900	261	(264)	(3)	31	0
Pay(4)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	422,400	918	(1,580)	(662)	129	0
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020		5,100	(179)	88	(91)	0	(3)
Receive(4)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		422,400	29	1,965	1,994	0	(339)
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		20,100	(1,370)	575	(795)	0	(57)
Receive(4)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		15,400	354	(255)	99	0	(81)
Receive(4)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		5,200	2	(233)	(231)	0	(14)
Receive(4)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		22,000	0	(985)	(985)	0	(60)
Receive(4)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		2,400	(117)	(76)	(193)	0	(22)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046	JPY	1,080,000	986	(59)	927	18	0
Pay	CPTFEMU	0.740	Maturity	01/15/2020	EUR	8,000	49	42	91	0	(1)
Pay	CPTFEMU	1.710	Maturity	03/15/2033		3,300	(4)	(28)	(32)	0	(3)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		3,300	9	51	60	1	0

							$26,333	$3,500	$29,833	$682	$(2,421)

Total Swap Agreements							$26,741	$3,466	$30,207	$707	$(2,421)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$2,966	$707	$3,673	$0	$ (976)	$(2,421)	$(3,397)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	59

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)

(j)	Securities with an aggregate market value of $47,621 and cash of $3,002 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2018	ARS	2,273		$112	$0	$(1)
	04/2018	JPY	460,000		4,341	18	0
	05/2018	ARS	3,250		156	0	(2)
	05/2018		$106	ARS	2,173	0	0
	05/2018		1,224	EUR	989	0	(4)
	06/2018		19,188	CNH	121,830	167	0
BPS	04/2018	ARS	1,130		$54	0	(1)
	05/2018	JPY	250,000		2,348	0	(7)
	05/2018		$9,097	TRY	35,591	0	(207)
	12/2018	JPY	1,260,000		$11,483	0	(585)
BRC	04/2018		$106	ARS	2,173	2	0
	05/2018	ARS	650		$31	0	(1)
	05/2018		$17,870	MXN	334,878	445	0
CBK	04/2018	ARS	8,900		$439	1	0
	04/2018	CHF	15,350		16,255	199	0
	04/2018	GBP	13,447		18,912	46	0
	05/2018	ARS	2,100		102	0	0
	05/2018	GBP	989		1,396	7	0
	05/2018	JPY	480,000		4,415	0	(105)
	05/2018		$2,145	EUR	1,727	0	(14)
	06/2018	JPY	9,290,000		$88,061	361	0
	06/2018	KRW	9,739,481		9,162	0	(25)
	12/2018	JPY	2,140,000		19,521	0	(974)
	12/2018		$30,808	JPY	3,400,000	1,755	0
	03/2019	EUR	3,400		$4,327	24	0
DUB	06/2018		$19,827	RUB	1,139,904	0	(87)
FBF	04/2018	BRL	30,482		$9,171	0	(62)
	04/2018		$9,251	BRL	30,482	0	(18)
	05/2018	BRL	30,482		$9,224	14	0
GLM	05/2018	ARS	1,250		60	0	(1)
	05/2018	EUR	24,145		29,814	18	0
	05/2018	JPY	420,000		3,956	0	(3)
	06/2018	KRW	9,722,714		9,162	0	(9)
HUS	04/2018	ARS	200		10	0	0
	04/2018		$3,318	ARS	68,812	86	0
	04/2018		19,120	GBP	13,447	0	(254)
	05/2018	ARS	620		$30	0	(1)
	05/2018	AUD	443		340	0	0
	05/2018	GBP	13,447		19,143	254	0
	05/2018	RUB	88,341		1,524	0	(8)
	05/2018	ZAR	2,060		169	0	(4)
	06/2018	JPY	870,000		8,263	50	0
	06/2018	KRW	30,314,600		28,076	0	(519)
	01/2021	BRL	1,400		216	0	(163)
JPM	04/2018		30,482		9,326	93	0
	04/2018	JPY	4,821,400		45,506	183	0

60	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2018

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2018		$9,171	BRL	30,482	$62	$0
	04/2018		16,244	CHF	15,350	0	(187)
	04/2018		17,287	JPY	1,843,000	34	0
	05/2018	CHF	15,350		$16,283	188	0
	05/2018	JPY	260,000		2,443	0	(8)
MSB	04/2018	ARS	1,180		57	0	(1)
	04/2018	JPY	2,564,812		24,095	0	(18)
	05/2018		1,420,000		13,048	0	(330)
	05/2018		$8,778	EUR	7,028	0	(105)
SCX	05/2018		925		748	0	(2)
	06/2018	HKD	4,528		$580	2	0
	06/2018	SGD	48,294		36,750	0	(149)
UAG	04/2018		$18,502	JPY	1,943,212	0	(239)
	05/2018	JPY	3,193,212		$30,201	252	(122)

Total Forward Foreign Currency Contracts						$4,261	$(4,216)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC EUR versus USD	$	1.200	02/28/2019	EUR	23,500	$344	$273

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750%	10/12/2018	GBP	9,700	$255	$140
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	$	8,600	438	243
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	7,000	185	124
FBF	Call - OTC 2-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018	$	463,200	668	184
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019		271,500	285	229
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		17,200	890	486
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	10,600	283	175
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018	$	82,800	470	6
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		124,000	684	31
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		21,350	1,027	631
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020		42,800	1,721	1,581

								$6,906	$3,830

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.400%	3-Month USD-LIBOR	04/05/2018	$1,363,200	$886	$0

Total Purchased Options						$8,136	$4,103

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC EUR versus USD	$	1.325	02/28/2019	EUR	23,500	$(347)	$(352)
CBK	Put - OTC AUD versus USD		0.784	04/27/2018	AUD	24,300	(123)	(429)
	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR	11,600	(372)	(189)
	Call - OTC USD versus TRY		4.900	11/14/2018	$	13,700	(377)	(133)
GLM	Call - OTC AUD versus USD	$	0.803	04/27/2018	AUD	24,300	(73)	(5)
	Put - OTC USD versus MXN	MXN	18.500	04/12/2018	$	19,600	(175)	(366)
	Put - OTC USD versus ZAR	ZAR	12.250	06/20/2018		7,000	(108)	(280)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	61

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
JPM	Call - OTC USD versus ZAR	ZAR	12.250	06/20/2018	$	7,300	$(249)	$(116)
	Call - OTC USD versus ZAR		12.250	06/26/2018		12,200	(418)	(209)
UAG	Put - OTC USD versus ZAR		12.250	06/26/2018		11,600	(180)	(468)

							$(2,422)	$(2,547)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,300	$(11)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	2,700	(24)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	300	(4)	0

						$(39)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$43,300	$(450)	$(564)
FBF	Call - OTC 5-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Receive	2.190	11/30/2018	181,200	(638)	(253)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	86,300	(919)	(1,125)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	54,300	(285)	(242)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	311,000	(1,723)	(1,657)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	106,700	(1,130)	(1,333)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	17,800	(470)	(26)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.230	09/21/2018	25,600	(696)	(89)

							$(6,311)	$(5,289)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.650%	3-Month USD-LIBOR	04/05/2018	$1,363,200	$(136)	$0

Total Written Options						$(8,908)	$(7,836)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
JPM	Reckitt Benckiser Treasury Services PLC	1.000%	Quarterly	06/20/2022	0.428%	EUR 1,500	$13	$32	$45	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$270	$(55)	$34	$0	$(21)
	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	600	80	(29)	51	0
GST	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	3,600	498	(190)	308	0

						$523	$(185)	$359	$(21)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR 19,400	$(2)	$43	$41	$0

62	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2018

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	NDDUEAFE Index	43,380	3-Month USD-LIBOR less a specified spread	Maturity	04/24/2019	$262,295	$0	$(2,439)	$0	$(2,439)
	Receive	NDDUEAFE Index	10,884	3-Month USD-LIBOR plus a specified spread	Maturity	11/07/2018	64,646	0	347	347	0
CBK	Receive	NDDUEAFE Index	11,208	3-Month USD-LIBOR plus a specified spread	Quarterly	05/09/2018	68,710	0	(1,680)	0	(1,680)
	Receive	NDDUEAFE Index	28,497	3-Month USD-LIBOR plus a specified spread	Quarterly	11/07/2018	174,698	0	(4,277)	0	(4,277)
DUB	Receive	NDDUEAFE Index	11,922	3-Month USD-LIBOR plus a specified spread	Maturity	07/25/2018	67,574	0	3,853	3,853	0
	Receive	NDDUEAFE Index	74,032	3-Month USD-LIBOR plus a specified spread	Maturity	01/29/2019	445,370	0	(2,464)	0	(2,464)
GST	Receive	NDDUEAFE Index	9,715	3-Month USD-LIBOR less a specified spread	Maturity	03/21/2019	58,581	0	(440)	0	(440)
JPM	Receive	NDDUEAFE Index	8,884	3-Month USD-LIBOR plus a specified spread	Maturity	08/08/2018	50,251	0	2,811	2,811	0
MYI	Receive	NDDUEAFE Index	18,700	3-Month USD-LIBOR less a specified spread	Quarterly	08/13/2018	113,187	0	(1,340)	0	(1,340)
	Receive	NDDUEAFE Index	2,108	3-Month USD-LIBOR plus a specified spread	Quarterly	10/25/2018	13,501	0	(906)	0	(906)
	Receive	NDDUEAFE Index	43,633	3-Month USD-LIBOR plus a specified spread	Quarterly	02/21/2019	267,544	0	(6,518)	0	(6,518)

								$0	$(13,053)	$7,011	$(20,064)

Total Swap Agreements								$534	$(13,163)	$7,456	$(20,085)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$185	$0	$51	$236	$(7)	$0	$(21)	$(28)	$208	$0	$208
BPS	0	0	347	347	(800)	0	(2,439)	(3,239)	(2,892)	5,152	2,260
BRC	447	413	0	860	(1)	(352)	0	(353)	507	(330)	177
CBK	2,393	243	0	2,636	(1,118)	(1,315)	(5,957)	(8,390)	(5,754)	6,277	523
DUB	0	124	3,853	3,977	(87)	0	(2,464)	(2,551)	1,426	(1,320)	106
FBF	14	184	0	198	(80)	(253)	0	(333)	(135)	0	(135)
GLM	18	715	41	774	(13)	(2,018)	0	(2,031)	(1,257)	1,202	(55)
GST	0	0	308	308	0	0	(440)	(440)	(132)	147	15
HUS	390	0	0	390	(949)	0	0	(949)	(559)	305	(254)
JPM	560	175	2,856	3,591	(195)	(325)	0	(520)	3,071	(2,895)	176
MSB	0	0	0	0	(454)	0	0	(454)	(454)	651	197
MYC	0	2,249	0	2,249	0	(3,105)	0	(3,105)	(856)	662	(194)
MYI	0	0	0	0	0	0	(8,764)	(8,764)	(8,764)	9,045	281
SCX	2	0	0	2	(151)	0	0	(151)	(149)	0	(149)
UAG	252	0	0	252	(361)	(468)	0	(829)	(577)	717	140

Total Over the Counter	$4,261	$4,103	$7,456	$15,820	$(4,216)	$(7,836)	$(20,085)	$(32,137)

(l)	Securities with an aggregate market value of $24,526 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	63

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$2,338	$0	$628	$2,966
Swap Agreements	0	25	0	0	682	707

	$0	$25	$2,338	$0	$1,310	$3,673

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,261	$0	$4,261
Purchased Options	0	0	0	273	3,830	4,103
Swap Agreements	0	404	7,011	0	41	7,456

	$0	$404	$7,011	$4,534	$3,871	$15,820

	$0	$429	$9,349	$4,534	$5,181	$19,493

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$976	$976
Swap Agreements	0	0	0	0	2,421	2,421

	$0	$0	$0	$0	$3,397	$3,397

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,216	$0	$4,216
Written Options	0	0	0	2,547	5,289	7,836
Swap Agreements	0	21	20,064	0	0	20,085

	$0	$21	$20,064	$6,763	$5,289	$32,137

	$0	$21	$20,064	$6,763	$8,686	$35,534

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(369)	$0	$0	$(369)
Written Options	0	0	548	0	1,901	2,449
Futures	0	0	33,819	0	392	34,211
Swap Agreements	0	447	0	0	3,162	3,609

	$0	$447	$33,998	$0	$5,455	$39,900

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(27,107)	$0	$(27,107)
Purchased Options	0	0	0	1,202	(4,557)	(3,355)
Written Options	0	1	0	2,769	1,260	4,030
Swap Agreements	0	221	250,298	1	964	251,484

	$0	$222	$250,298	$(23,135)	$(2,333)	$225,052

	$0	$669	$284,296	$(23,135)	$3,122	$264,952

64	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2018

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$197	$0	$0	$197
Written Options	0	0	(152)	0	(65)	(217)
Futures	0	0	(6,219)	0	1,129	(5,090)
Swap Agreements	0	(189)	0	0	3,275	3,086

	$0	$(189)	$(6,174)	$0	$4,339	$(2,024)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,431	$0	$8,431
Purchased Options	0	0	0	(1,042)	(1,484)	(2,526)
Written Options	0	0	0	(576)	1,362	786
Swap Agreements	0	(106)	(78,850)	0	(864)	(79,820)

	$0	$(106)	$(78,850)	$6,813	$(986)	$(73,129)

	$0	$(295)	$(85,024)	$6,813	$3,353	$(75,153)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$8,559	$0	$8,559
Corporate Bonds & Notes
Banking & Finance	0	100,302	0	100,302
Industrials	0	14,225	0	14,225
Utilities	0	21,880	0	21,880
Municipal Bonds & Notes
Arizona	0	1,078	0	1,078
California	0	4,110	0	4,110
Illinois	0	1,230	0	1,230
Nebraska	0	129	0	129
North Carolina	0	103	0	103
Tennessee	0	137	0	137
U.S. Government Agencies	0	179,575	0	179,575
U.S. Treasury Obligations	0	704,870	0	704,870
Non-Agency Mortgage-Backed Securities	0	85,501	0	85,501
Asset-Backed Securities	0	188,759	0	188,759
Sovereign Issues	0	29,098	0	29,098
Short-Term Instruments
Certificates of Deposit	7,300	8,393	0	15,693
Repurchase Agreements	0	843	0	843
Short-Term Notes	0	947	0	947
Argentina Treasury Bills	0	3,260	0	3,260
Greece Treasury Bills	0	4,136	0	4,136
Japan Treasury Bills	0	172,022	0	172,022
U.S. Treasury Bills	0	1,031	0	1,031

	$7,300	$1,530,188	$0	$1,537,488

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$459,433	$0	$0	$459,433

Total Investments	$466,733	$1,530,188	$0	$1,996,921

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(3,630)	$0	$(3,630)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,966	707	0	3,673
Over the counter	0	15,820	0	15,820

	$2,966	$16,527	$0	$19,493

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(976)	(2,421)	0	(3,397)
Over the counter	0	(32,137)	0	(32,137)

	$(976)	$(34,558)	$0	$(35,534)

Total Financial Derivative Instruments	$1,990	$(18,031)	$0	$(16,041)

Totals	$468,723	$1,508,527	$0	$1,977,250

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	65

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.9%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Charter Communications Operating LLC
3.880% (LIBOR03M + 2.000%) due 04/30/2025 ~		$1,769	$1,777

Total Loan Participations and Assignments (Cost $1,764)			1,777

CORPORATE BONDS & NOTES 6.2%

BANKING & FINANCE 4.4%
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 •(g)(h)		6,800	6,843
Banco Santander S.A.
6.250% due 09/11/2021 •(g)(h)	EUR	600	815
Bank of America Corp.
2.650% due 04/01/2019		$6,900	6,897
3.004% due 12/20/2023 •		431	423
5.650% due 05/01/2018		1,000	1,003
Barclays Bank PLC
10.179% due 06/12/2021		18,540	21,774
Barclays PLC
6.500% due 09/15/2019 •(g)(h)	EUR	1,200	1,572
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$4,000	4,040
Deutsche Bank AG
3.186% due 02/27/2023 ~		9,300	9,263
4.250% due 10/14/2021		8,250	8,385
Ford Motor Credit Co. LLC
2.262% due 03/28/2019		3,100	3,080
General Motors Financial Co., Inc.
2.400% due 04/10/2018		15,300	15,299
3.450% due 04/10/2022		1,300	1,290
Goldman Sachs Group, Inc.
3.009% (US0003M + 1.170%) due 11/15/2021 ~		3,500	3,544
HSBC Holdings PLC
3.196% (US0003M + 1.500%) due 01/05/2022 ~		2,100	2,164
3.400% due 03/08/2021		1,300	1,306
4.300% due 03/08/2026		1,000	1,026
6.250% due 03/23/2023 •(g)(h)		3,100	3,146
International Lease Finance Corp.
7.125% due 09/01/2018		1,750	1,779
LeasePlan Corp. NV
2.500% due 05/16/2018		1,500	1,499
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^(b)		200	8
Lloyds Bank PLC
12.000% due 12/16/2024 •(g)		4,500	5,679
Lloyds Banking Group PLC
7.625% due 06/27/2023 •(g)(h)	GBP	1,300	2,042
Navient Corp.
5.500% due 01/15/2019		$3,400	3,446
Nissan Motor Acceptance Corp.
2.372% (US0003M + 0.650%) due 07/13/2022 ~		3,400	3,405
2.650% due 07/13/2022		2,000	1,953
Rio Oil Finance Trust
9.250% due 07/06/2024		1,324	1,444
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(g)(h)		500	521
8.000% due 08/10/2025 •(g)(h)		200	220
SL Green Realty Corp.
4.500% due 12/01/2022		4,600	4,722
Stichting AK Rabobank Certificaten
6.500% (g)	EUR	930	1,404
Synchrony Financial
2.700% due 02/03/2020		$2,100	2,079
3.017% (US0003M + 1.230%) due 02/03/2020 ~		3,200	3,242

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UBS AG
7.625% due 08/17/2022 (h)		$4,700	$5,287
UBS Group Funding Switzerland AG
2.950% due 09/24/2020		700	695
4.125% due 09/24/2025		800	805

			132,100

INDUSTRIALS 0.8%
AbbVie, Inc.
3.200% due 11/06/2022		400	395
3.600% due 05/14/2025		300	296
4.700% due 05/14/2045		200	207
Allergan Funding SCS
4.550% due 03/15/2035		1,000	981
Allergan Sales LLC
4.875% due 02/15/2021		186	192
Amgen, Inc.
3.875% due 11/15/2021		100	102
BAT Capital Corp.
2.719% due 08/15/2022 ~		2,600	2,617
2.764% due 08/15/2022		1,800	1,742
Charter Communications Operating LLC
4.464% due 07/23/2022		1,800	1,841
4.908% due 07/23/2025		1,400	1,432
6.384% due 10/23/2035		300	336
6.484% due 10/23/2045		600	660
6.834% due 10/23/2055		100	116
CNPC General Capital Ltd.
2.750% due 05/14/2019		200	199
CVS Health Corp.
3.500% due 07/20/2022		100	100
Enbridge, Inc.
2.825% (US0003M + 0.700%) due 06/15/2020 ~		1,400	1,406
General Motors Co.
2.593% (US0003M + 0.800%) due 08/07/2020 ~		300	300
Kraft Heinz Foods Co.
3.500% due 07/15/2022		100	100
3.950% due 07/15/2025		100	100
5.000% due 07/15/2035		100	104
5.200% due 07/15/2045		200	204
QUALCOMM, Inc.
4.800% due 05/20/2045		500	521
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		2,070	2,036
2.400% due 09/23/2021		1,860	1,797
Time Warner Cable LLC
6.750% due 07/01/2018		1,567	1,582
Williams Partners LP
4.500% due 11/15/2023		1,100	1,131
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		2,200	2,177
3.550% due 04/01/2025		2,100	2,040

			24,714

UTILITIES 1.0%
AT&T, Inc.
2.372% (US0003M + 0.650%) due 01/15/2020 ~		5,500	5,522
2.672% (US0003M + 0.950%) due 07/15/2021 ~		7,700	7,785
4.500% due 05/15/2035		200	196
FirstEnergy Corp.
3.900% due 07/15/2027		2,000	1,967
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~		8,500	8,500
Petrobras Global Finance BV
5.999% due 01/27/2028		3,969	3,934
Severn Trent Utilities Finance PLC
6.125% due 02/26/2024	GBP	525	895
Southern Power Co.
2.752% due 12/20/2020 ~		$700	701

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Verizon Communications, Inc.
3.376% due 02/15/2025	$104	$102

		29,602

Total Corporate Bonds & Notes (Cost $185,365)		186,416

MUNICIPAL BONDS & NOTES 0.4%

CALIFORNIA 0.1%
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	1,300	1,809
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
6.466% due 08/01/2023	1,100	1,275

		3,084

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	700	778
7.750% due 01/01/2042	1,200	1,308
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	3,600	3,935

		6,021

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	100	130

TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	2,820	2,900

Total Municipal Bonds & Notes (Cost $11,175)		12,135

U.S. GOVERNMENT AGENCIES 10.2%
Fannie Mae
1.971% (US0001M + 0.350%) due 09/25/2042 ~	156	155
1.992% (LIBOR01M + 0.120%) due 03/25/2034 ~	4	4
2.002% (LIBOR01M + 0.130%) due 03/25/2036 ~	174	166
2.779% (H15T1Y + 1.712%) due 08/01/2035 ~	148	154
2.875% (PRIME - 1.625%) due 11/25/2023 ~	22	23
3.136% (H15T1Y + 2.136%) due 07/01/2032 ~	16	16
3.318% (H15T1Y + 2.068%) due 09/01/2035 ~	150	157
3.372% (LIBOR01M + 1.500%) due 04/25/2024 ~	22	22
3.379% (H15T1Y + 2.215%) due 09/01/2031 ~	1	1
3.383% (H15T1Y + 2.175%) due 10/01/2035 ~	108	113
3.411% (US0012M + 1.667%) due 10/01/2035 ~	75	79
3.432% (US0012M + 1.681%) due 10/01/2035 ~	55	58
3.454% (US0012M + 1.636%) due 07/01/2035 ~	127	133
3.484% (US0012M + 1.696%) due 08/01/2036 ~	122	127
3.504% (US0012M + 1.610%) due 02/01/2034 ~	70	73
3.551% (H15T1Y + 2.360%) due 11/01/2034 ~	108	114
3.610% (US0012M + 1.797%) due 03/01/2036 ~	351	368

66	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.758% (US0012M + 1.675%) due 02/01/2035 ~	$41	$42
4.000% due 10/01/2030 - 08/01/2042	44,862	46,506
5.500% due 02/01/2024 - 09/01/2027	28	30
Fannie Mae, TBA
3.500% due 04/01/2048 - 06/01/2048	250,000	250,296
Freddie Mac
1.788% (LIBOR01M + 0.200%) due 10/15/2020 ~	5	5
2.177% (LIBOR01M + 0.400%) due 11/15/2043 ~	2,394	2,400
2.401% (12MTA + 1.200%) due 10/25/2044 ~	50	51
2.601% (12MTA + 1.400%) due 07/25/2044 ~	235	236
3.099% (US0012M + 1.345%) due 09/01/2035 ~	32	33
Ginnie Mae
2.095% (US0001M + 0.520%) due 08/20/2062 ~	1,828	1,835
2.186% (LIBOR01M + 0.400%) due 03/16/2032 ~	7	7
3.125% (H15T1Y + 1.500%) due 11/20/2024 ~	23	23
3.500% due 02/15/2045 - 03/15/2045	5,153	5,206
Overseas Private Investment Corp.
4.140% due 05/15/2030	1,045	1,101

Total U.S. Government Agencies (Cost $308,211)		309,534

U.S. TREASURY OBLIGATIONS 54.2%
U.S. Treasury Bonds
2.750% due 08/15/2047	2,200	2,098
3.000% due 02/15/2048 (j)	40,500	40,649
4.250% due 05/15/2039	17,400	21,144
4.375% due 11/15/2039	36,400	45,008
4.375% due 05/15/2040	30,100	37,260
4.500% due 08/15/2039	8,400	10,550
4.625% due 02/15/2040	11,300	14,439
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2021	12,236	12,131
0.125% due 01/15/2022	25,407	25,131
0.125% due 04/15/2022	53,712	52,943
0.125% due 07/15/2022	51,737	51,205
0.125% due 07/15/2024	47,601	46,486
0.250% due 01/15/2025	94,708	92,578
0.375% due 01/15/2027	31,809	30,982
0.375% due 07/15/2027	6,384	6,224
0.625% due 01/15/2026	3,860	3,857
1.000% due 02/15/2048	31,160	31,913
1.750% due 01/15/2028	8,164	8,971
2.375% due 01/15/2025 (l)	23,538	26,346
2.375% due 01/15/2027	1,352	1,548
2.500% due 01/15/2029	27,708	32,802
U.S. Treasury Notes
1.375% due 09/30/2020 (l)	121,200	118,306
1.375% due 10/31/2020	98,300	95,864
1.500% due 08/15/2026	51,500	46,716
1.750% due 12/31/2020	200,400	197,067
1.750% due 05/15/2023 (n)	1,330	1,277
1.875% due 07/31/2022 (l)	50,800	49,429
1.875% due 08/31/2022 (j)	293,800	285,718
2.000% due 11/30/2020 (l)(n)	34,100	33,773
2.000% due 07/31/2022 (l)(n)	38,100	37,281
2.000% due 11/30/2022 (l)(n)	43,000	41,964
2.000% due 11/15/2026 (n)	37,400	35,255
2.125% due 08/31/2020 (l)	69,100	68,733
2.250% due 12/31/2023 (n)	3,800	3,723
2.250% due 08/15/2027	33,400	32,006

Total U.S. Treasury Obligations (Cost $1,678,207)		1,641,377

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.7%
American Home Mortgage Assets Trust
2.062% (US0001M + 0.190%) due 05/25/2046 ^~		$832	$703
2.082% (US0001M + 0.210%) due 10/25/2046 ~		286	210
American Home Mortgage Investment Trust
3.668% (US0006M + 1.500%) due 09/25/2045 ~		132	132
4.211% (US0006M + 2.000%) due 02/25/2045 ~		255	261
Banc of America Funding Trust
2.012% (US0001M + 0.190%) due 10/20/2036 ~		461	415
2.052% (US0001M + 0.230%) due 06/20/2047 ~		2,093	2,100
4.028% due 01/20/2047 ^~		33	32
Bear Stearns ALT-A Trust
3.354% due 08/25/2036 ^~		486	398
3.409% due 07/25/2035 ~		5,590	5,218
3.688% due 05/25/2035 ~		124	125
Berica ABS SRL
0.000% (EUR003M + 0.300%) due 12/31/2055 ~	EUR	159	196
Berica Residential MBS SRL
0.000% (EUR006M + 0.200%) due 03/31/2048 ~		437	537
Citigroup Commercial Mortgage Trust
1.811% due 09/10/2045 ~(a)		$6,227	385
Citigroup Mortgage Loan Trust
2.032% (US0001M + 0.160%) due 01/25/2037 ~		12,097	11,074
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~		184	186
3.811% due 09/25/2037 ^~		257	224
Countrywide Alternative Loan Trust
2.032% (US0001M + 0.210%) due 03/20/2046 ~		979	834
2.032% (US0001M + 0.210%) due 07/20/2046 ^~		560	415
2.042% (US0001M + 0.170%) due 11/25/2036 ~		1,345	1,286
2.422% (US0001M + 0.550%) due 05/25/2035 ~		1,992	1,722
3.333% (12MTA + 2.050%) due 10/20/2035 ~		350	269
3.439% due 06/25/2037 ~		798	691
Countrywide Home Loan Mortgage Pass-Through Trust
2.452% (US0001M + 0.580%) due 04/25/2035 ~		100	96
2.512% (US0001M + 0.640%) due 03/25/2035 ~		59	58
Credit Suisse First Boston Mortgage Securities Corp.
3.345% due 06/25/2033 ~		51	51
Credit Suisse Mortgage Capital Certificates
2.172% (LIBOR01M + 0.300%) due 01/27/2037 ~		1,963	1,198
3.413% due 02/27/2037 ~		2,411	2,439
Downey Savings & Loan Association Mortgage Loan Trust
2.068% (US0001M + 0.260%) due 08/19/2045 ~		320	304
3.447% due 07/19/2044 ~		28	28
First Horizon Alternative Mortgage Securities Trust
3.337% due 03/25/2035 ~		90	75
First Horizon Mortgage Pass-Through Trust
3.261% due 08/25/2035 ~		18	15
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049 ~		294	295
GreenPoint Mortgage Funding Trust
2.052% (US0001M + 0.180%) due 01/25/2037 ~		9,927	9,362
GSMSC Pass-Through Trust
2.071% (US0001M + 0.450%) due 12/26/2036 ~		4,354	2,042

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GSR Mortgage Loan Trust
3.614% due 09/25/2035 ~	$62	$63
HomeBanc Mortgage Trust
3.348% due 04/25/2037 ^~	743	667
IndyMac Mortgage Loan Trust
2.082% (US0001M + 0.210%) due 05/25/2046 ~	995	956
2.172% (US0001M + 0.300%) due 06/25/2037 ^~	240	151
2.652% (US0001M + 0.780%) due 05/25/2034 ~	9	9
3.494% due 12/25/2034 ~	18	18
JPMorgan Alternative Loan Trust
6.000% due 12/27/2036	3,500	2,956
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
3.227% (LIBOR01M + 1.450%) due 01/15/2033 ~	1,248	1,251
JPMorgan Mortgage Trust
3.702% due 02/25/2035 ~	35	35
6.000% due 01/25/2036 ^	422	370
Merrill Lynch Mortgage Investors Trust
2.082% (US0001M + 0.210%) due 02/25/2036 ~	85	82
2.122% (US0001M + 0.250%) due 11/25/2035 ~	4	4
2.664% (US0001M + 1.000%) due 10/25/2035 ~	14	14
RBSSP Resecuritization Trust
3.798% due 10/26/2035 ~	1,782	1,806
Residential Accredit Loans, Inc. Trust
2.022% (US0001M + 0.150%) due 02/25/2047 ~	4,191	3,946
2.032% (US0001M + 0.160%) due 01/25/2037 ~	10,225	9,696
2.042% (US0001M + 0.170%) due 01/25/2037 ~	6,209	5,619
2.057% (US0001M + 0.185%) due 12/25/2036 ~	154	146
2.590% due 11/25/2037 ~	9,733	8,541
4.196% due 09/25/2034 ~	6,878	6,798
5.000% due 09/25/2036 ^	333	302
6.000% due 03/25/2037 ^	3,761	3,440
Residential Asset Securitization Trust
2.222% (US0001M + 0.350%) due 10/25/2018 ~	22	22
5.500% due 09/25/2035 ^	4,310	4,037
Structured Adjustable Rate Mortgage Loan Trust
2.682% (12MTA + 1.400%) due 01/25/2035 ~	107	101
Structured Asset Mortgage Investments Trust
1.992% (US0001M + 0.120%) due 08/25/2036 ~	13,821	12,667
2.058% (US0001M + 0.250%) due 07/19/2035 ~	89	87
2.062% (US0001M + 0.190%) due 07/25/2046 ^~	4,269	3,784
2.092% (US0001M + 0.220%) due 05/25/2036 ~	158	145
2.092% (US0001M + 0.220%) due 05/25/2046 ~	531	312
2.152% (US0001M + 0.280%) due 02/25/2036 ^~	302	288
2.612% (12MTA + 1.480%) due 02/25/2036 ^~	1,259	1,247
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.412% due 06/25/2033 ~	30	30
3.478% due 07/25/2032 ~	1	1
UBS-Barclays Commercial Mortgage Trust
0.978% due 03/10/2046 ~(a)	27,007	1,051
WaMu Mortgage Pass-Through Certificates Trust
2.162% (US0001M + 0.290%) due 10/25/2045 ~	1,238	1,240
2.162% (US0001M + 0.290%) due 12/25/2045 ~	17,363	17,196
2.182% (US0001M + 0.310%) due 01/25/2045 ~	61	61

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	67

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.512% (US0001M + 0.640%) due 01/25/2045 ~	$59	$59
Washington Mutual Mortgage Pass-Through Certificates Trust
2.113% (12MTA + 0.830%) due 11/25/2046 ~	4,273	3,689
2.133% (12MTA + 0.850%) due 10/25/2046 ^~	6,071	5,350
Wells Fargo Mortgage-Backed Securities Trust
3.629% due 10/25/2033 ~	34	34

Total Non-Agency Mortgage-Backed Securities (Cost $126,752)		141,647

ASSET-BACKED SECURITIES 12.9%
Aames Mortgage Investment Trust
3.897% (US0001M + 2.025%) due 01/25/2035 ~	5,000	4,751
ACE Securities Corp. Home Equity Loan Trust
2.022% (US0001M + 0.150%) due 07/25/2036 ~	4,616	2,355
2.112% (US0001M + 0.240%) due 12/25/2036 ~	16,305	11,091
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
2.322% (US0001M + 0.450%) due 10/25/2035 ~	1,400	1,402
2.342% (US0001M + 0.470%) due 10/25/2035 ~	9,500	8,804
Allegro CLO Ltd.
2.987% (US0003M + 1.220%) due 01/30/2026 ~	2,000	2,000
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.382% (US0001M + 0.510%) due 10/25/2035 ~	7,530	7,411
2.892% (US0001M + 1.020%) due 10/25/2034 ~	1,000	1,012
2.997% (US0001M + 1.125%) due 11/25/2034 ~	2,972	2,694
Apidos CLO
2.865% (US0003M + 1.120%) due 07/22/2026 ~	1,900	1,901
Argent Mortgage Loan Trust
2.112% (LIBOR01M + 0.240%) due 05/25/2035 ~	4,194	3,996
Asset-Backed Funding Certificates Trust
2.562% (US0001M + 0.690%) due 07/25/2035 ~	4,186	4,202
Asset-Backed Securities Corp. Home Equity Loan Trust
2.967% (US0001M + 1.095%) due 02/25/2035 ~	1,398	1,421
Bear Stearns Asset-Backed Securities Trust
2.322% (US0001M + 0.450%) due 08/25/2036 ~	9,500	8,857
3.829% due 10/25/2036 ~	483	486
CIT Mortgage Loan Trust
3.222% (LIBOR01M + 1.350%) due 10/25/2037 ~	6,850	6,901
Citigroup Mortgage Loan Trust, Inc.
2.152% (US0001M + 0.280%) due 08/25/2036 ~	14,200	12,730
2.282% (US0001M + 0.410%) due 10/25/2035 ~	1,017	1,019
Countrywide Asset-Backed Certificates
2.012% (US0001M + 0.140%) due 06/25/2035 ~	5,903	5,287
2.012% (US0001M + 0.140%) due 03/25/2037 ~	1,398	1,185
2.052% (US0001M + 0.180%) due 11/25/2047 ^~	2,596	2,080
2.072% (US0001M + 0.200%) due 06/25/2047 ~	3,745	3,082
2.082% (US0001M + 0.210%) due 05/25/2047 ~	8,023	5,635

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.092% (US0001M + 0.220%) due 09/25/2037 ^~	$1,791	$1,504
2.122% (US0001M + 0.250%) due 01/25/2046 ~	6,564	6,186
2.122% (US0001M + 0.250%) due 06/25/2047 ~	2,782	2,579
2.152% (US0001M + 0.280%) due 09/25/2036 ~	3,942	3,937
2.312% (US0001M + 0.440%) due 04/25/2036 ~	11,140	11,121
2.907% (US0001M + 1.035%) due 12/25/2035 ~	5,093	4,451
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021	4,291	4,310
First Franklin Mortgage Loan Trust
2.012% (US0001M + 0.140%) due 09/25/2036 ~	30	29
2.742% (US0001M + 0.870%) due 09/25/2034 ~	1,078	1,077
Fremont Home Loan Trust
2.007% (US0001M + 0.135%) due 10/25/2036 ~	3,703	3,325
2.202% (US0001M + 0.330%) due 01/25/2036 ~	456	441
GE-WMC Mortgage Securities Trust
1.912% (US0001M + 0.040%) due 08/25/2036 ~	8	5
GSAA Trust
2.582% (US0001M + 0.710%) due 06/25/2035 ~	5,000	4,432
GSAMP Trust
2.052% (US0001M + 0.180%) due 11/25/2035 ~	53	11
2.102% (US0001M + 0.230%) due 01/25/2037 ~	7,000	5,948
2.122% (US0001M + 0.250%) due 05/25/2046 ~	12,450	11,687
2.192% (US0001M + 0.320%) due 03/25/2046 ~	10,400	10,070
3.672% (US0001M + 1.800%) due 06/25/2035 ~	6,927	6,830
Halcyon Loan Advisors Funding Ltd.
2.845% (US0003M + 1.100%) due 10/22/2025 ~	1,500	1,501
Home Equity Loan Trust
2.212% (US0001M + 0.340%) due 04/25/2037 ~	11,054	8,658
HSI Asset Securitization Corp. Trust
1.972% (US0001M + 0.100%) due 07/25/2036 ~	5,648	3,359
JPMorgan Mortgage Acquisition Trust
2.132% (US0001M + 0.260%) due 03/25/2037 ~	487	476
2.142% (US0001M + 0.270%) due 05/25/2036 ~	1,700	1,622
Lehman XS Trust
2.032% (US0001M + 0.160%) due 05/25/2036 ~	5,703	5,720
Long Beach Mortgage Loan Trust
2.042% (US0001M + 0.170%) due 12/25/2036 ~	13,016	6,844
2.392% (US0001M + 0.520%) due 08/25/2045 ~	1,257	1,226
2.432% (US0001M + 0.560%) due 10/25/2034 ~	186	181
2.517% (US0001M + 0.645%) due 11/25/2035 ~	803	797
2.607% (US0001M + 0.735%) due 08/25/2035 ~	318	319
Mastr Asset Backed Securities Trust
2.372% (US0001M + 0.500%) due 10/25/2035 ^~	4,943	4,555
MASTR Asset-Backed Securities Trust
1.982% (US0001M + 0.110%) due 11/25/2036 ~	23,445	11,548
Merrill Lynch Mortgage Investors Trust
1.982% (US0001M + 0.110%) due 07/25/2037 ~	18,287	11,082

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.982% (US0001M + 0.110%) due 08/25/2037 ~	$7,205	$4,844
Morgan Stanley ABS Capital, Inc. Trust
2.002% (US0001M + 0.130%) due 10/25/2036 ~	1,234	1,144
2.002% (US0001M + 0.130%) due 02/25/2037 ~	6,538	6,199
2.032% (US0001M + 0.160%) due 09/25/2036 ~	1,237	762
2.577% (US0001M + 0.705%) due 12/25/2034 ~	1,372	1,282
Mountain Hawk CLO Ltd.
2.934% (US0003M + 1.200%) due 04/18/2025 ~	2,200	2,202
MP CLO Ltd.
2.922% (US0003M + 1.200%) due 01/15/2027 ~	3,000	3,001
Navient Private Education Loan Trust
2.177% due 12/16/2058 ~	2,188	2,191
NovaStar Mortgage Funding Trust
2.952% (LIBOR01M + 1.080%) due 06/25/2035 ~	3,494	3,536
OHA Credit Partners Ltd.
2.755% (US0003M + 1.010%) due 10/20/2025 ~	1,143	1,144
OHA Loan Funding Ltd.
3.094% (US0003M + 1.350%) due 01/23/2027 ~	2,000	2,011
Option One Mortgage Loan Trust
2.232% (US0001M + 0.360%) due 01/25/2036 ~	7,800	6,644
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.922% (US0001M + 1.050%) due 10/25/2034 ~	1,800	1,822
3.672% (US0001M + 1.800%) due 12/25/2034 ~	1,208	1,245
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037	13,050	6,632
Residential Asset Mortgage Products Trust
2.092% (LIBOR01M + 0.220%) due 12/25/2035 ~	1,227	1,090
2.562% (US0001M + 0.690%) due 10/25/2035 ~	6,890	6,749
Residential Asset Securities Corp. Trust
2.142% (US0001M + 0.270%) due 08/25/2036 ~	15,000	14,167
2.342% (US0001M + 0.470%) due 11/25/2035 ~	4,493	4,250
Securitized Asset-Backed Receivables LLC Trust
2.042% (US0001M + 0.170%) due 08/25/2036 ~	758	338
2.112% (US0001M + 0.240%) due 07/25/2036 ~	7,794	4,526
2.532% (US0001M + 0.660%) due 08/25/2035 ~	3,423	2,210
2.922% (US0001M + 1.050%) due 03/25/2035 ~	2,599	2,445
Soundview Home Loan Trust
2.032% (US0001M + 0.160%) due 10/25/2036 ~	6,021	5,989
2.052% (US0001M + 0.180%) due 02/25/2037 ~	784	337
Specialty Underwriting & Residential Finance Trust
2.847% (US0001M + 0.975%) due 12/25/2035 ~	391	390
Structured Asset Investment Loan Trust
2.002% (US0001M + 0.130%) due 07/25/2036 ~	1,590	1,294
2.022% (US0001M + 0.150%) due 09/25/2036 ~	3,931	3,788
2.802% (US0001M + 0.930%) due 06/25/2035 ~	10,000	9,179
Structured Asset Securities Corp. Mortgage Loan Trust
2.032% (US0001M + 0.160%) due 03/25/2036 ~	672	596

68	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.042% (US0001M + 0.170%) due 12/25/2036 ~		$3,155	$3,090
3.164% (US0001M + 1.500%) due 04/25/2035 ~		190	187
Sudbury Mill CLO Ltd.
2.881% (US0003M + 1.150%) due 01/17/2026 ~		9,500	9,510
Symphony CLO Ltd.
2.752% (US0003M + 1.030%) due 10/15/2025 ~		10,026	10,034
Vibrant CLO Ltd.
2.641% (US0003M + 0.900%) due 07/24/2024 ~		2,444	2,446
VOLT LLC
3.125% due 09/25/2047		6,342	6,323
3.250% due 06/25/2047		4,611	4,603
3.375% due 04/25/2047		1,748	1,749
3.375% due 05/28/2047		4,177	4,181
3.500% due 03/25/2047		4,076	4,079
4.375% due 11/27/2045		462	464
WaMu Asset-Backed Certificates WaMu Trust
2.097% (US0001M + 0.225%) due 05/25/2047 ~		7,289	7,042

Total Asset-Backed Securities (Cost $359,122)			391,848

SOVEREIGN ISSUES 2.7%
Argentina Government International Bond
2.500% due 12/31/2038		11,800	7,865
5.875% due 01/11/2028		5,950	5,607
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	3,191	163
27.250% due 06/21/2020 ~		127,191	6,726
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	15,296	20,209
Brazil Government International Bond
5.625% due 02/21/2047		$4,400	4,277
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (f)	BRL	30,348	10,175
6.000% due 05/15/2055 (f)		23,298	8,002
Israel Government International Bond
4.125% due 01/17/2048		$1,300	1,254
Saudi Government International Bond
2.375% due 10/26/2021		300	289
Spain Government International Bond
0.250% due 04/30/2018	EUR	13,900	17,113

Total Sovereign Issues (Cost $81,467)			81,680

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.5%

CERTIFICATES OF DEPOSIT 0.7%
Barclays Bank PLC
1.940% due 09/04/2018		$9,500	$9,478
2.355% due 05/17/2018		11,100	11,107

			20,585

COMMERCIAL PAPER 2.9%
Bank of Montreal
1.479% due 04/02/2018	CAD	11,200	8,692
1.492% due 04/05/2018		9,200	7,139
Bank of Nova Scotia
1.516% due 04/09/2018		9,600	7,448
Dominion Gas Holdings LLC
2.184% due 04/16/2018		$6,500	6,493
Dominion Resources, Inc.
2.245% due 04/16/2018		14,300	14,285
HSBC Bank Canada
1.501% due 04/09/2018	CAD	6,600	5,120
1.505% due 04/06/2018		6,600	5,121
Marriott International
2.442% due 05/02/2018		$6,400	6,386
2.443% due 05/07/2018		7,800	7,780
Royal Bank of Canada
1.488% due 04/09/2018	CAD	8,000	6,207
Spectra Energy Partners LP
2.336% due 04/12/2018		$5,400	5,396
WEC Energy Group, Inc.
2.285% due 04/05/2018		7,500	7,497

			87,564

REPURCHASE AGREEMENTS (i) 0.1%
			1,545

SHORT-TERM NOTES 0.1%
Letras del Banco Central de la Republica Argentina
26.100% due 05/16/2018	ARS	3,700	179
26.200% due 05/16/2018		3,300	160
26.250% due 05/16/2018		5,280	255
26.400% due 04/18/2018		17,090	841
26.450% due 04/18/2018 - 05/16/2018		1,550	75
26.500% due 04/18/2018		2,100	103

			1,613

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ARGENTINA TREASURY BILLS 0.1%
2.946% due 06/29/2018 - 11/16/2018 (c)(d)(e)	ARS	3,800	$3,741

GREECE TREASURY BILLS 0.2%
1.267% due 03/15/2019 (d)(e)	EUR	5,400	6,569

ITALY TREASURY BILLS 0.3%
(0.652)% due 04/30/2018 (d)(e)		8,700	10,709

U.S. TREASURY BILLS 0.1%
1.389% due 04/19/2018 (c)(d)(l)(n)		$3,039	3,037

Total Short-Term Instruments (Cost $135,704)			135,363

Total Investments in Securities (Cost $2,887,767)			2,901,777

		SHARES
INVESTMENTS IN AFFILIATES 16.0%

SHORT-TERM INSTRUMENTS 16.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.0%
PIMCO Short Asset Portfolio		47,205,910	472,154
PIMCO Short-Term Floating NAV Portfolio III		1,194,101	11,801

Total Short-Term Instruments (Cost $484,331)			483,955

Total Investments in Affiliates (Cost $484,331)			483,955

Total Investments 111.9% (Cost $3,372,098)			$3,385,732

Financial Derivative Instruments (k)(m) 1.3% (Cost or Premiums, net $42,959)			39,005

Other Assets and Liabilities, net (13.2)%			(399,288)

Net Assets 100.0%			$3,025,449

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	Security is not accruing income as of the date of this report.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	69

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$1,545	Federal Home Loan Bank 2.250% due 01/21/2029	$(1,578)	$1,545	$1,545

Total Repurchase Agreements						$(1,578)	$1,545	$1,545

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
GRE	2.050%	03/28/2018	04/04/2018	$(12,951)	$(12,955)
JPS	1.950	03/28/2018	04/04/2018	(40,601)	(40,612)

Total Reverse Repurchase Agreements					$(53,567)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	1.870%	03/16/2018	04/16/2018	$(2,141)	$(2,139)

Total Sale-Buyback Transactions					$(2,139)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Treasury Obligations (0.2)%
U.S. Treasury Notes	1.125%	09/30/2021	$7,100	$(6,768)	$(6,782)

Total Short Sales (0.2)%				$(6,768)	$(6,782)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
FICC	$1,545	$0	$0	$0	$1,545	$(1,578)	$(33)
GRE	0	(12,955)	0	0	(12,955)	12,934	(21)
JPS	0	(40,612)	0	0	(40,612)	40,649	37

Master Securities Forward Transaction Agreement
BCY	0	0	(2,139)	0	(2,139)	2,139	0
NOM	0	0	0	(6,782)	(6,782)	0	(6,782)

Total Borrowings and Other Financing Transactions	$1,545	$(53,567)	$(2,139)	$(6,782)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(53,567)	$0	$0	$(53,567)

Total	$0	$(53,567)	$0	$0	$(53,567)

70	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2018

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$0	$(2,139)	$0	$0	$(2,139)

Total	$0	$(2,139)	$0	$0	$(2,139)

Total Borrowings	$0	$(55,706)	$0	$0	$(55,706)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(55,706)

(j)	Securities with an aggregate market value of $55,722 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(8,455) at a weighted average interest rate of 1.050%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(2) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note June 2018 Futures	$107.750	05/25/2018	547	$1,094	$5	$0
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	105.250	05/25/2018	1,405	1,405	12	2
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	105.500	05/25/2018	881	881	7	1
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	105.750	05/25/2018	22	22	0	0
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	107.000	05/25/2018	556	556	5	4
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	108.250	05/25/2018	89	89	1	1
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	108.000	05/25/2018	241	241	2	0
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	108.500	05/25/2018	575	575	5	1
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	109.000	05/25/2018	12	12	0	0
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	109.500	05/25/2018	2	2	0	0

					$37	$9

Total Purchased Options					$37	$9

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	7,580	$	1,847,720	$(5,706)	$0	$(284)
90-Day Eurodollar March Futures	03/2019	6,239		1,519,352	(3,206)	0	(234)
90-Day Eurodollar September Futures	09/2020	1,563		379,770	118	19	0
Euro-Bobl June Futures	06/2018	207	EUR	33,430	225	31	0
Euro-Bund 10-Year Bond June Futures	06/2018	2,012		394,695	7,089	495	0
Mini MSCI EAFE Index June Futures	06/2018	1,394	$	139,442	(2,214)	1,827	0
U.S. Treasury 5-Year Note June Futures	06/2018	3,051		349,220	1,509	334	0
U.S. Treasury 10-Year Note June Futures	06/2018	830		100,547	925	194	0

					$(1,260)	$2,900	$(518)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	7,580	$	(1,842,224)	$7,366	$95	$0
90-Day Eurodollar March Futures	03/2020	6,239		(1,516,155)	3,345	78	0
90-Day Eurodollar September Futures	09/2021	1,563		(379,653)	(316)	0	(59)
Australia Government 10-Year Bond June Futures	06/2018	574	AUD	(57,143)	(1,048)	45	(292)
Euro-OAT France Government 10-Year Bond June Futures	06/2018	586	EUR	(111,466)	(2,040)	0	(202)
U.S. Treasury 2-Year Note June Futures	06/2018	4,529	$	(962,908)	(242)	0	(141)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	71

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	503	$	(80,716)	$(2,649)	$0	$(582)
United Kingdom Long Gilt June Futures	06/2018	173	GBP	(29,811)	(586)	0	(165)

					$3,830	$218	$(1,441)

Total Futures Contracts					$2,570	$3,118	$(1,959)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Boston Scientific Corp.	(1.000)%	Quarterly	06/20/2020	0.163%	$2,000	$(52)	$14	$(38)	$0	$0
Exelon Corp.	(1.000)	Quarterly	06/20/2020	0.149	1,000	(27)	8	(19)	1	0
Kraft Heinz Foods Co.	(1.000)	Quarterly	09/20/2020	0.291	1,500	(35)	9	(26)	0	0

						$(114)	$31	$(83)	$1	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2023	0.728%	$	6,300	$(73)	$165	$92	$0	$(5)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2022	1.141		400	74	(5)	69	0	(2)
General Motors Co.	5.000	Quarterly	12/20/2021	0.680		1,100	176	(5)	171	0	0
General Motors Co.	5.000	Quarterly	06/20/2022	0.833		100	17	0	17	0	0
Sprint Communications, Inc.	5.000	Quarterly	09/20/2019	0.995		4,000	232	8	240	0	(6)
Volvo Treasury AB	1.000	Quarterly	03/20/2021	0.265	EUR	1,200	30	3	33	0	0

							$456	$166	$622	$0	$(13)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	43,530	$(98)	$(517)	$(615)	$0	$(17)
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		22,770	(55)	(270)	(325)	0	(9)
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		31,600	(79)	(374)	(453)	0	(13)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2020	$	1,300	17	17	34	0	0
Receive(5)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		48,800	(458)	377	(81)	0	(14)
Pay(5)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		805,400	132	407	539	172	0
Receive(5)	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2021		113,300	3,210	(165)	3,045	0	(42)
Receive(5)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		805,400	(27)	(773)	(800)	0	(125)
Receive(5)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		198,500	7,522	(791)	6,731	0	(114)
Pay(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		182,900	251	(1,294)	(1,043)	122	0
Receive(5)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		207,900	11,529	(1,430)	10,099	0	(271)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,800	(8)	68	60	0	(3)
Receive(5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		129,100	(204)	689	485	0	(102)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		198,210	2,996	12,090	15,086	0	(305)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		52,700	3,347	2,090	5,437	0	(85)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		7,500	(171)	319	148	0	(15)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		2,800	(44)	91	47	0	(6)
Receive(5)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		102,600	5,820	(946)	4,874	0	(220)
Receive(5)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		57,400	0	(522)	(522)	0	(157)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/16/2030		6,700	(87)	297	210	0	(21)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		51,700	(2,076)	3,001	925	0	(297)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		21,800	289	1,216	1,505	0	(124)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	09/14/2046		6,300	425	373	798	0	(35)
Receive	3-Month USD-LIBOR	2.540	Semi-Annual	03/23/2048		3,600	0	250	250	0	(21)
Receive(5)	3-Month USD-LIBOR	2.455	Semi-Annual	04/17/2048		4,200	134	233	367	0	(25)
Receive(5)	3-Month USD-LIBOR	2.285	Semi-Annual	05/25/2048		1,800	126	96	222	0	(11)
Receive(5)	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		6,400	197	351	548	0	(38)
Receive(5)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		81,300	8,982	(2,602)	6,380	0	(477)
Receive(5)	3-Month USD-LIBOR	3.005	Semi-Annual	04/23/2049		12,100	0	(292)	(292)	0	(76)
Receive(5)	3-Month USD-LIBOR	3.007	Semi-Annual	05/30/2049		23,000	0	(559)	(559)	0	(146)
Pay(5)	6-Month EUR-EURIBOR	1.514	Annual	01/04/2028	EUR	122,700	46	(359)	(313)	63	0

72	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2018

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(5)	6-Month EUR-EURIBOR	1.750%	Annual	01/04/2028	EUR	58,100	$(46)	$705	$659	$32	$0
Receive(5)	6-Month EUR-EURIBOR	2.099	Annual	01/04/2033		314,800	(129)	(958)	(1,087)	261	0
Receive(5)	6-Month EUR-EURIBOR	2.150	Annual	01/04/2033		152,400	46	(996)	(950)	125	0
Pay(5)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037		54,700	0	227	227	0	(110)
Pay(5)	6-Month EUR-EURIBOR	2.050	Annual	01/04/2038		302,100	86	1,293	1,379	0	(371)
Receive(5)	6-Month EUR-EURIBOR	1.500	Annual	06/20/2048		17,000	407	(411)	(4)	49	0
Pay(5)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	737,200	1,603	(2,758)	(1,155)	226	0
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020		3,100	(99)	43	(56)	0	(2)
Receive(5)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		737,200	51	3,429	3,480	0	(591)
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		38,400	(2,610)	1,090	(1,520)	0	(108)
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		42,500	974	(700)	274	0	(223)
Receive(5)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		9,300	3	(416)	(413)	0	(25)
Receive(5)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		39,400	0	(1,764)	(1,764)	0	(107)
Receive(5)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		6,700	(352)	(188)	(540)	0	(56)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046	JPY	1,980,000	1,773	(73)	1,700	34	0
Pay	CPTFEMU	0.740	Maturity	01/15/2020	EUR	6,900	(64)	143	79	0	(1)
Pay	CPTFEMU	1.710	Maturity	03/15/2033		5,350	(7)	(44)	(51)	0	(5)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		5,350	15	82	97	1	0

							$43,367	$9,775	$53,142	$1,085	$(4,368)

Total Swap Agreements							$43,709	$9,972	$53,681	$1,086	$(4,381)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$9	$3,118	$1,086	$4,213	$0	$ (1,959)	$ (4,381)	$ (6,340)

(l)	Securities with an aggregate market value of $68,434 and cash of $5,653 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	05/2018	CHF	100,000		$104,883	$33	$0
BOA	04/2018	ARS	4,349		215	0	(1)
	04/2018	AUD	278,394		219,178	5,358	0
	04/2018	DKK	121,252		19,328	0	(685)
	04/2018		$62,195	DKK	375,424	0	(230)
	04/2018		574,723	GBP	406,529	0	(4,363)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	73

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2018		$22,428	NOK	172,601	$0	$(409)
	05/2018	ARS	8,080		$390	1	(3)
	05/2018	GBP	406,529		575,406	4,342	0
	05/2018	NOK	172,601		22,449	411	0
	05/2018		$203	ARS	4,149	0	0
	05/2018		436	ILS	1,484	0	(12)
	05/2018	ZAR	7,367		$610	0	(10)
	06/2018		$27,502	CNH	174,618	240	0
	07/2018	DKK	362,812		$60,509	220	0
BPS	04/2018	ARS	1,850		89	0	(2)
	05/2018		$15,283	TRY	59,792	0	(347)
BRC	04/2018		202	ARS	4,149	4	0
	05/2018	ARS	2,000		$95	0	(2)
	05/2018		$30,459	MXN	570,772	759	0
	06/2018		8,768	RUB	499,490	0	(119)
CBK	04/2018	ARS	15,400		$760	1	0
	04/2018	AUD	1,866		1,447	14	0
	04/2018	CHF	219,219		232,728	3,419	0
	04/2018	DKK	252,802		40,450	0	(1,276)
	04/2018	EUR	3,426		4,190	0	(25)
	04/2018	GBP	1,601		2,207	0	(39)
	04/2018	JPY	339,570		3,190	0	(1)
	04/2018	NOK	174,550		22,368	101	0
	04/2018	SEK	2,859		346	3	0
	04/2018		$108,082	CHF	103,316	0	(11)
	04/2018		2,121	EUR	1,714	0	(12)
	04/2018		178	ILS	624	0	0
	04/2018		41,199	JPY	4,383,042	0	(4)
	04/2018		993	SEK	8,100	0	(23)
	04/2018		645	SGD	846	0	0
	05/2018	CHF	103,316		$108,334	7	0
	05/2018	GBP	2,399		3,380	10	0
	06/2018	HKD	3,418		438	1	0
	06/2018	KRW	16,458,893		15,483	0	(42)
	06/2018	SGD	227		172	0	(2)
	06/2018		$6,354	RUB	364,090	0	(49)
	03/2019	EUR	5,400		$6,874	39	0
DUB	04/2018		859,579		1,062,328	4,659	0
	04/2018		$104,780	AUD	135,392	0	(792)
	05/2018	AUD	135,392		$104,791	802	0
	06/2018		$34,432	RUB	1,979,595	0	(151)
FBF	04/2018	BRL	59,506		$17,903	0	(121)
	04/2018		$18,059	BRL	59,506	0	(35)
	05/2018	BRL	59,506		$18,007	26	0
GLM	04/2018	CAD	9,600		7,489	37	0
	04/2018	GBP	422,619		590,853	0	(2,081)
	04/2018	SEK	269,616		32,782	492	0
	04/2018		$7,227	CHF	6,832	0	(81)
	04/2018		4,368	EUR	3,533	0	(21)
	05/2018	ARS	2,200		$105	0	(2)
	05/2018		$1,121	EUR	906	0	(4)
	06/2018	KRW	16,430,560		$15,483	0	(15)
	06/2018		$5,441	CNH	34,567	51	0
HUS	04/2018	ARS	310		$15	0	0
	04/2018	AUD	1,331		1,037	15	0
	04/2018	DKK	6,324		1,038	1	(7)
	04/2018	SEK	3,393		411	4	0
	04/2018		$5,601	ARS	116,165	145	0
	04/2018		9,313	CHF	8,775	0	(134)
	04/2018		160	DKK	953	0	(3)
	04/2018		31,047	EUR	25,391	195	0
	04/2018		14,446	GBP	10,468	241	0
	04/2018		23,155	JPY	2,464,721	10	0
	04/2018		253	NOK	1,949	0	(4)
	04/2018		86,378	SEK	708,433	0	(1,534)
	05/2018	ARS	1,040		$50	0	(1)
	05/2018	RUB	1,081,802		18,657	0	(103)
	05/2018	SEK	708,433		86,561	1,539	0
	06/2018	HKD	4,049		519	2	0

74	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2018

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2018	KRW	48,092,933		$44,541	$0	$(823)
	06/2018	SGD	269		204	0	(2)
	01/2021	BRL	3,010		464	0	(351)
IND	04/2018	SEK	440,665		53,996	1,220	0
	04/2018		$2,479	AUD	3,167	0	(46)
	04/2018		12,697	GBP	9,074	34	0
JPM	04/2018	BRL	59,506		$18,206	182	0
	04/2018	CAD	41,600		32,406	115	0
	04/2018	EUR	57,666		71,342	387	0
	04/2018	GBP	1,851		2,549	0	(48)
	04/2018	JPY	3,030,900		28,491	4	0
	04/2018	NZD	3,797		2,739	0	(5)
	04/2018		$17,903	BRL	59,506	121	0
	04/2018		664	DKK	4,001	0	(4)
	04/2018		13,978	EUR	11,223	0	(168)
	04/2018		29,952	JPY	3,193,200	60	0
	06/2018		3,715	SGD	4,857	0	(4)
MSB	04/2018	ARS	1,940		$94	0	(2)
	04/2018	EUR	22,600		27,964	104	0
	04/2018	JPY	89,312,718		839,090	0	(329)
	04/2018		$75,721	EUR	60,698	0	(1,035)
	05/2018	EUR	60,698		$75,879	1,039	0
SCX	04/2018	CHF	55,982		59,918	1,359	0
	06/2018	HKD	851,086		109,118	401	0
	06/2018	SGD	135,543		103,145	0	(419)
SOG	05/2018	ILS	27,116		8,014	267	0
SSB	04/2018		$1,015,051	EUR	818,112	0	(8,406)
	04/2018		8,987	JPY	950,660	0	(52)
	05/2018	EUR	804,864		$1,000,742	8,352	0
	06/2018		$1,266	HKD	9,896	0	(2)
UAG	04/2018		110,440	AUD	143,032	0	(585)
	04/2018		815,772	JPY	86,074,607	0	(6,787)
	05/2018	AUD	143,032		$110,453	596	0
	05/2018	JPY	86,074,606		817,241	6,997	0

Total Forward Foreign Currency Contracts						$44,420	$(31,824)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC EUR versus USD	$1.200	02/28/2019	EUR	40,100	$587	$466

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750%	10/12/2018	GBP	17,800	$468	$257
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	$	18,400	936	519
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	12,700	336	224
FBF	Call - OTC 2-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018	$	795,300	1,148	316
GLM	Call - OTC 2-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018		1,100	2	1
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019		460,000	483	389
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		36,700	1,899	1,036
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	19,200	513	317
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018	$	151,100	858	11
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		205,000	1,131	52
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		57,100	2,745	1,687
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020		70,600	2,838	2,608

								$13,357	$7,417

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	75

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.400%	3-Month USD-LIBOR	04/05/2018	$2,460,100	$1,599	$0

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	$69.000	05/07/2018	$53,000	$2	$0

Total Purchased Options					$15,545	$7,883

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC EUR versus USD	$	1.325	02/28/2019	EUR	40,100	$(593)	$(600)
CBK	Put - OTC AUD versus USD		0.784	04/27/2018	AUD	41,300	(210)	(729)
	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR	20,000	(641)	(327)
	Call - OTC USD versus TRY		4.900	11/14/2018	$	23,800	(655)	(231)
GLM	Call - OTC AUD versus USD	$	0.803	04/27/2018	AUD	41,300	(124)	(9)
	Put - OTC USD versus MXN	MXN	18.500	04/12/2018	$	32,900	(294)	(615)
	Put - OTC USD versus ZAR	ZAR	12.250	06/20/2018		12,500	(193)	(499)
JPM	Call - OTC USD versus ZAR		12.250	06/20/2018		13,100	(446)	(209)
	Call - OTC USD versus ZAR		12.250	06/26/2018		20,900	(716)	(357)
UAG	Put - OTC USD versus ZAR		12.250	06/26/2018		19,800	(307)	(799)

							$(4,179)	$(4,375)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$92,200	$(959)	$(1,201)
FBF	Call - OTC 5-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Receive	2.190	11/30/2018	311,500	(1,097)	(435)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	183,900	(1,958)	(2,397)
	Call - OTC 5-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Receive	2.190	11/30/2018	400	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	92,000	(483)	(411)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	512,600	(2,840)	(2,730)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	285,400	(3,021)	(3,566)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	32,500	(858)	(46)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.230	09/21/2018	42,500	(1,155)	(148)

							$(12,373)	$(10,935)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.650%	3-Month USD-LIBOR	04/05/2018	$2,460,100	$(246)	$0

Total Written Options						$(16,798)	$(15,310)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	Quarterly	12/20/2019	$400	$54	$(20)	$34	$0
GST	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	3,000	415	(159)	256	0

						$469	$(179)	$290	$0

76	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2018

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR 52,400	$(3)	$113	$110	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	NDDUEAFE Index	72,040	3-Month USD-LIBOR less a specified spread	Maturity	04/24/2019	$435,585	$0	$(4,050)	$0	$(4,050)
CBK	Receive	NDDUEAFE Index	9,892	3-Month USD-LIBOR plus a specified spread	Quarterly	11/07/2018	60,642	0	(1,485)	0	(1,485)
DUB	Receive	NDDUEAFE Index	66,398	3-Month USD-LIBOR plus a specified spread	Maturity	07/25/2018	372,626	0	25,182	25,182	0
FBF	Receive	NDDUEAFE Index	72,427	3-Month USD-LIBOR plus a specified spread	Maturity	07/11/2018	410,463	0	23,137	23,137	0
GST	Receive	NDDUEAFE Index	16,132	3-Month USD-LIBOR less a specified spread	Maturity	03/21/2019	97,276	0	(731)	0	(731)
JPM	Receive	NDDUEAFE Index	48,660	3-Month USD-LIBOR plus a specified spread	Maturity	08/08/2018	275,250	0	15,399	15,399	0
MYI	Receive	NDDUEAFE Index	92,119	3-Month USD-LIBOR less a specified spread	Quarterly	08/13/2018	557,577	0	(6,602)	0	(6,602)
	Receive	NDDUEAFE Index	102,631	3-Month USD-LIBOR plus a specified spread	Quarterly	02/21/2019	629,261	0	(15,287)	0	(15,287)

								$0	$35,563	$63,718	$(28,155)

Total Swap Agreements								$466	$35,497	$64,118	$(28,155)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$33	$0	$0	$33	$0	$0	$0	$0	$33	$0	$33
BOA	10,572	0	34	10,606	(5,713)	0	0	(5,713)	4,893	(5,360)	(467)
BPS	0	0	0	0	(349)	0	(4,050)	(4,399)	(4,399)	8,097	3,698
BRC	763	723	0	1,486	(121)	(600)	0	(721)	765	(400)	365
CBK	3,595	519	0	4,114	(1,484)	(2,488)	(1,485)	(5,457)	(1,343)	2,528	1,185
DUB	5,461	224	25,182	30,867	(943)	0	0	(943)	29,924	(25,350)	4,574
FBF	26	316	23,137	23,479	(156)	(435)	0	(591)	22,888	(23,047)	(159)
GLM	580	1,426	110	2,116	(2,204)	(3,932)	0	(6,136)	(4,020)	6,427	2,407
GST	0	0	256	256	0	0	(731)	(731)	(475)	489	14
HUS	2,152	0	0	2,152	(2,962)	0	0	(2,962)	(810)	581	(229)
IND	1,254	0	0	1,254	(46)	0	0	(46)	1,208	(960)	248
JPM	869	317	15,399	16,585	(229)	(566)	0	(795)	15,790	(15,361)	429
MSB	1,143	0	0	1,143	(1,366)	0	0	(1,366)	(223)	2,362	2,139
MYC	0	4,358	0	4,358	0	(6,490)	0	(6,490)	(2,132)	1,639	(493)
MYI	0	0	0	0	0	0	(21,889)	(21,889)	(21,889)	22,614	725
SCX	1,760	0	0	1,760	(419)	0	0	(419)	1,341	(1,039)	302
SOG	267	0	0	267	0	0	0	0	267	(120)	147
SSB	8,352	0	0	8,352	(8,460)	0	0	(8,460)	(108)	0	(108)
UAG	7,593	0	0	7,593	(7,372)	(799)	0	(8,171)	(578)	937	359

Total Over the Counter	$44,420	$7,883	$64,118	$116,421	$(31,824)	$(15,310)	$(28,155)	$(75,289)

(n)	Securities with an aggregate market value of $46,485 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	77

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$9	$9
Futures	0	0	1,827	0	1,291	3,118
Swap Agreements	0	1	0	0	1,085	1,086

	$0	$1	$1,827	$0	$2,385	$4,213

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$44,420	$0	$44,420
Purchased Options	0	0	0	466	7,417	7,883
Swap Agreements	0	290	63,718	0	110	64,118

	$0	$290	$63,718	$44,886	$7,527	$116,421

	$0	$291	$65,545	$44,886	$9,912	$120,634

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,959	$1,959
Swap Agreements	0	13	0	0	4,368	4,381

	$0	$13	$0	$0	$6,327	$6,340

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$31,824	$0	$31,824
Written Options	0	0	0	4,375	10,935	15,310
Swap Agreements	0	0	28,155	0	0	28,155

	$0	$0	$28,155	$36,199	$10,935	$75,289

	$0	$13	$28,155	$36,199	$17,262	$81,629

78	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2018

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(702)	$0	$(91)	$(793)
Written Options	0	0	1,042	0	3,657	4,699
Futures	0	0	38,210	0	6,453	44,663
Swap Agreements	0	293	0	0	31,445	31,738

	$0	$293	$38,550	$0	$41,464	$80,307

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(265,525)	$0	$(265,525)
Purchased Options	0	0	0	2,276	(8,981)	(6,705)
Written Options	0	3	0	4,515	2,307	6,825
Swap Agreements	0	254	396,422	1	1,879	398,556

	$0	$257	$396,422	$(258,733)	$(4,795)	$133,151

	$0	$550	$434,972	$(258,733)	$36,669	$213,458

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$375	$0	$(20)	$355
Written Options	0	0	(290)	0	(118)	(408)
Futures	0	0	(4,252)	0	3,794	(458)
Swap Agreements	0	(46)	0	0	(19,831)	(19,877)

	$0	$(46)	$(4,167)	$0	$(16,175)	$(20,388)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$36,561	$0	$36,561
Purchased Options	0	0	0	(1,963)	(2,777)	(4,740)
Written Options	0	0	0	(1,045)	2,372	1,327
Swap Agreements	0	(209)	(79,425)	0	(1,546)	(81,180)

	$0	$(209)	$(79,425)	$33,553	$(1,951)	$(48,032)

	$0	$(255)	$(83,592)	$33,553	$(18,126)	$(68,420)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,777	$0	$1,777
Corporate Bonds & Notes
Banking & Finance	0	132,100	0	132,100
Industrials	0	24,714	0	24,714
Utilities	0	29,602	0	29,602
Municipal Bonds & Notes
California	0	3,084	0	3,084
Illinois	0	6,021	0	6,021
Pennsylvania	0	130	0	130
Texas	0	2,900	0	2,900
U.S. Government Agencies	0	309,534	0	309,534
U.S. Treasury Obligations	0	1,641,377	0	1,641,377

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Non-Agency Mortgage-Backed Securities	$0	$141,647	$0	$141,647
Asset-Backed Securities	0	391,848	0	391,848
Sovereign Issues	0	81,680	0	81,680
Short-Term Instruments
Certificates of Deposit	0	20,585	0	20,585
Commercial Paper	0	87,564	0	87,564
Repurchase Agreements	0	1,545	0	1,545
Short-Term Notes	0	1,613	0	1,613
Argentina Treasury Bills	0	3,741	0	3,741
Greece Treasury Bills	0	6,569	0	6,569
Italy Treasury Bills	0	10,709	0	10,709
U.S. Treasury Bills	0	3,037	0	3,037

	$0	$2,901,777	$0	$2,901,777

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	79

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)

March 31, 2018

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$483,955	$0	$0	$483,955

Total Investments	$483,955	$2,901,777	$0	$3,385,732

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(6,782)	$0	$(6,782)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,118	1,095	0	4,213
Over the counter	0	116,421	0	116,421

	$3,118	$117,516	$0	$120,634

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(1,959)	$(4,381)	$0	$(6,340)
Over the counter	0	(75,289)	0	(75,289)

	$(1,959)	$(79,670)	$0	$(81,629)

Total Financial Derivative Instruments	$1,159	$37,846	$0	$39,005

Totals	$485,114	$2,932,841	$0	$3,417,955

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

80	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund

March 31, 2018

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 138.9%

LOAN PARTICIPATIONS AND ASSIGNMENTS 2.1%
Altice Financing S.A.
2.750% due 01/31/2026	EUR	998	$1,220
Caesars Entertainment Operating Co.
4.377% due 10/06/2024		$100	100
Caesars Resort Collection LLC
4.627% due 12/22/2024		1,197	1,206
Centene Corp.
TBD% due 09/13/2018		1,500	1,500
CenturyLink, Inc.
4.627% due 01/31/2025		2,195	2,164
Endo Luxembourg Finance Co. SARL
6.188% due 04/29/2024		793	794
Numericable Group S.A.
4.720% due 01/31/2026		599	581
State of Rio de Janeiro
6.024% due 12/20/2020 «		1,500	1,502
Unitymedia Hessen GmbH & Co. KG
2.750% due 01/15/2027	EUR	2,100	2,583

Total Loan Participations and Assignments (Cost $11,499)			11,650

CORPORATE BONDS & NOTES 55.9%

BANKING & FINANCE 18.5%
AerCap Ireland Capital DAC
4.500% due 05/15/2021		$200	205
Ally Financial, Inc.
3.600% due 05/21/2018		1,200	1,202
Alpha Star Holding Ltd.
6.250% due 04/20/2022 (i)		1,200	1,218
American Tower Corp.
3.125% due 01/15/2027		1,800	1,652
Aviation Loan Trust
4.235% (US0003M + 2.110%) due 12/15/2022 ~		825	819
Azul Investments LLP
5.875% due 10/26/2024		1,800	1,778
Banco do Brasil S.A.
6.000% due 01/22/2020		1,300	1,363
Bank of America Corp.
4.100% due 07/24/2023		300	310
Barclays Bank PLC
7.625% due 11/21/2022 (g)		2,500	2,748
10.179% due 06/12/2021		740	869
Barclays PLC
7.875% due 09/15/2022 •(f)(g)	GBP	700	1,072
8.000% due 12/15/2020 •(f)(g)	EUR	200	281
8.250% due 12/15/2018 •(f)(g)		$1,500	1,552
BBVA Bancomer S.A.
5.125% due 01/18/2033 •(g)		1,900	1,834
Blackstone CQP Holdco LP
6.000% due 08/18/2021		2,000	2,015
6.500% due 03/20/2021		900	909
BNP Paribas S.A.
7.625% due 03/30/2021 •(f)(g)		800	861
BPCE S.A.
4.500% due 03/15/2025		900	905
4.625% due 07/11/2024		1,200	1,218
Carlyle Holdings Finance LLC
5.625% due 03/30/2043		1,100	1,202
Citigroup, Inc.
6.625% due 06/15/2032		600	732
8.125% due 07/15/2039		780	1,183
Compass Bank
2.750% due 09/29/2019		600	597
Credit Suisse Group AG
2.997% due 12/14/2023 •		2,100	2,038
7.500% due 12/11/2023 •(f)(g)		800	868
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		1,400	1,404

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Crown Castle International Corp.
4.000% due 03/01/2027		$200	$197
Deutsche Bank AG
4.250% due 10/14/2021		3,000	3,049
Discover Financial Services
5.500% due 10/30/2027 •(f)		500	489
Duke Realty LP
3.375% due 12/15/2027		300	286
Fidelity National Financial, Inc.
5.500% due 09/01/2022		2,800	3,025
FMR LLC
4.950% due 02/01/2033		2,000	2,219
GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035		4,086	3,987
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		600	588
3.272% due 09/29/2025 •		1,400	1,348
3.510% (US0003M + 1.750%) due 10/28/2027 ~		1,500	1,572
3.691% due 06/05/2028 •		1,600	1,552
3.850% due 07/08/2024		1,400	1,407
4.017% due 10/31/2038 •		100	97
HBOS PLC
6.750% due 05/21/2018		1,900	1,910
HSBC Holdings PLC
6.375% due 09/17/2024 •(f)(g)		900	914
6.500% due 09/15/2037		1,500	1,880
Intercontinental Exchange, Inc.
4.000% due 10/15/2023		3,000	3,111
International Lease Finance Corp.
6.250% due 05/15/2019		1,500	1,552
Jefferies Finance LLC
7.500% due 04/15/2021		1,500	1,524
JPMorgan Chase & Co.
5.000% due 07/01/2019 •(f)		2,400	2,424
Kimco Realty Corp.
2.800% due 10/01/2026		1,600	1,432
Lloyds Banking Group PLC
2.907% due 11/07/2023 •		500	482
4.344% due 01/09/2048		700	654
7.000% due 06/27/2019 •(f)(g)	GBP	800	1,178
LoanCore Capital Markets LLC
6.875% due 06/01/2020		$100	101
MetLife, Inc.
10.750% due 08/01/2069		2,000	3,145
Mid-America Apartments LP
3.750% due 06/15/2024		1,500	1,490
Morgan Stanley
3.591% due 07/22/2028 •		1,700	1,645
National Retail Properties, Inc.
3.500% due 10/15/2027		900	856
Nationwide Building Society
4.000% due 09/14/2026		1,600	1,543
Navient Corp.
5.500% due 01/15/2019		700	709
5.625% due 08/01/2033		400	352
7.250% due 01/25/2022		200	212
Old Republic International Corp.
3.875% due 08/26/2026		300	295
Pacific Life Insurance Co.
9.250% due 06/15/2039		1,200	1,925
Principal Life Global Funding
2.250% due 10/15/2018		600	598
Progressive Corp.
3.700% due 01/26/2045		1,400	1,321
Prudential Financial, Inc.
4.600% due 05/15/2044		1,500	1,583
Rio Oil Finance Trust
9.250% due 07/06/2024		453	494
Royal Bank of Scotland Group PLC
7.648% due 09/30/2031 •(f)		1,900	2,385
Santander UK Group Holdings PLC
7.375% due 06/24/2022 •(f)(g)	GBP	200	306

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Spirit Realty LP
4.450% due 09/15/2026	$1,500	$1,456
Springleaf Finance Corp.
5.250% due 12/15/2019	1,800	1,841
SURA Asset Management S.A.
4.375% due 04/11/2027	1,300	1,284
Teachers Insurance & Annuity Association of America
4.900% due 09/15/2044	1,100	1,213
U.S. Bancorp
5.300% due 04/15/2027 •(f)	200	205
UBS Group Funding Switzerland AG
2.789% due 08/15/2023 ~	2,100	2,113
Wells Fargo & Co.
3.300% due 09/09/2024	2,000	1,952
3.584% due 05/22/2028 •	700	683
4.400% due 06/14/2046	1,400	1,360
4.900% due 11/17/2045	700	734
5.606% due 01/15/2044	200	229
Wells Fargo Bank N.A.
5.850% due 02/01/2037	750	918
6.600% due 01/15/2038	400	530
Weyerhaeuser Co.
7.375% due 03/15/2032	1,200	1,587
WP Carey, Inc.
4.000% due 02/01/2025	1,600	1,569

		104,346

INDUSTRIALS 26.9%
21st Century Fox America, Inc.
6.150% due 02/15/2041	2,500	3,152
AbbVie, Inc.
4.400% due 11/06/2042	3,100	3,065
Activision Blizzard, Inc.
6.125% due 09/15/2023	1,500	1,569
Alibaba Group Holding Ltd.
3.400% due 12/06/2027	3,600	3,419
Allergan Funding SCS
3.800% due 03/15/2025	400	394
Altice France S.A.
7.375% due 05/01/2026	1,100	1,052
American Airlines Pass-Through Trust
3.000% due 04/15/2030	681	645
3.350% due 04/15/2031	1,600	1,556
3.600% due 04/15/2031	500	493
3.650% due 12/15/2029	474	466
4.375% due 04/01/2024	590	593
Amgen, Inc.
4.950% due 10/01/2041	1,214	1,322
Anadarko Petroleum Corp.
7.950% due 06/15/2039	800	1,095
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026	600	597
Anheuser-Busch InBev Worldwide, Inc.
4.439% due 10/06/2048	1,192	1,204
4.950% due 01/15/2042	1,500	1,630
Anthem, Inc.
4.650% due 01/15/2043	1,600	1,615
Barrick International Barbados Corp.
6.350% due 10/15/2036	600	741
BAT Capital Corp.
4.390% due 08/15/2037	1,200	1,194
Baxter International, Inc.
2.600% due 08/15/2026	1,500	1,367
Becton Dickinson and Co.
3.734% due 12/15/2024	647	637
Boston Scientific Corp.
7.375% due 01/15/2040	2,000	2,709
British Airways Pass-Through Trust
3.800% due 03/20/2033	1,000	1,010
4.125% due 03/20/2033	1,600	1,616
Broadcom Corp.
2.200% due 01/15/2021	100	97

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	81

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Canadian Pacific Railway Co.
6.125% due 09/15/2115	$400	$501
Charter Communications Operating LLC
3.750% due 02/15/2028	1,800	1,656
4.200% due 03/15/2028	400	383
5.375% due 05/01/2047	2,500	2,423
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027	1,500	1,494
Comcast Corp.
3.200% due 07/15/2036	1,300	1,149
3.969% due 11/01/2047	2,279	2,162
4.049% due 11/01/2052	52	49
6.400% due 05/15/2038	12	15
6.500% due 11/15/2035	200	255
7.050% due 03/15/2033	600	795
Continental Resources, Inc.
4.375% due 01/15/2028	1,800	1,757
CVS Health Corp.
4.300% due 03/25/2028	1,600	1,613
CVS Pass-Through Trust
4.704% due 01/10/2036	3,082	3,065
DAE Funding LLC
4.500% due 08/01/2022	100	95
Dell International LLC
4.420% due 06/15/2021	200	205
5.450% due 06/15/2023	2,500	2,652
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	600	850
Discovery Communications LLC
4.950% due 05/15/2042	2,700	2,604
DISH DBS Corp.
7.875% due 09/01/2019	1,064	1,117
Ecopetrol S.A.
4.250% due 09/18/2018	3,500	3,530
7.375% due 09/18/2043	2,000	2,352
Enbridge, Inc.
4.500% due 06/10/2044	1,500	1,455
Encana Corp.
6.500% due 08/15/2034	500	596
Energy Transfer LP
4.050% due 03/15/2025	1,800	1,767
5.000% due 10/01/2022	900	936
6.625% due 10/15/2036	500	554
7.500% due 07/01/2038	400	484
Enterprise Products Operating LLC
4.450% due 02/15/2043	2,600	2,593
5.750% due 03/01/2035	200	224
EQT Midstream Partners LP
4.125% due 12/01/2026	400	384
Ford Motor Co.
7.450% due 07/16/2031	2,200	2,667
General Electric Co.
6.750% due 03/15/2032	831	1,033
6.875% due 01/10/2039	344	446
General Motors Co.
4.200% due 10/01/2027	300	294
5.150% due 04/01/2038	1,900	1,897
Gerdau Trade, Inc.
4.875% due 10/24/2027	900	888
Globo Comunicacao e Participacoes S.A.
5.125% due 03/31/2027	200	196
GMR Hyderabad International Airport Ltd.
4.250% due 10/27/2027	300	275
GTL Trade Finance, Inc.
5.893% due 04/29/2024	792	848
International Paper Co.
3.000% due 02/15/2027	1,500	1,389
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019	200	198
Kaiser Foundation Hospitals
4.150% due 05/01/2047	1,500	1,547
Kinder Morgan, Inc.
3.000% (US0003M + 1.280%) due 01/15/2023 ~	200	204

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Kraft Heinz Foods Co.
3.000% due 06/01/2026	$1,000	$924
6.500% due 02/09/2040	800	960
Laboratory Corp. of America Holdings
4.700% due 02/01/2045	1,200	1,211
Latam Airlines Pass-Through Trust
4.500% due 08/15/2025	554	542
Macy’s Retail Holdings, Inc.
6.900% due 04/01/2029	500	539
Masco Corp.
7.750% due 08/01/2029	1,118	1,417
Medtronic, Inc.
4.625% due 03/15/2045	2,100	2,302
Microsoft Corp.
3.750% due 02/12/2045	1,300	1,292
Mylan NV
5.250% due 06/15/2046	100	102
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	950	1,028
ONEOK Partners LP
6.200% due 09/15/2043	2,000	2,337
Oracle Corp.
3.850% due 07/15/2036	1,500	1,487
4.125% due 05/15/2045	1,900	1,917
4.500% due 07/08/2044	1,400	1,494
Owens Corning
3.400% due 08/15/2026	1,300	1,254
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023	1,600	1,520
5.500% due 02/15/2024	200	195
Petrofac Ltd.
3.400% due 10/10/2018	1,300	1,292
Petroleos Mexicanos
6.350% due 02/12/2048	4,725	4,589
6.500% due 03/13/2027	1,600	1,711
6.500% due 06/02/2041	1,000	995
Pfizer, Inc.
7.200% due 03/15/2039	670	966
Pride International LLC
7.875% due 08/15/2040	200	172
QVC, Inc.
5.950% due 03/15/2043	2,100	2,053
Rockies Express Pipeline LLC
6.875% due 04/15/2040	300	348
Sabine Pass Liquefaction LLC
5.000% due 03/15/2027	1,500	1,558
Siemens Financieringsmaatschappij NV
3.300% due 09/15/2046	1,500	1,353
Southern Co.
3.250% due 07/01/2026	800	761
Studio City Co. Ltd.
7.250% due 11/30/2021	1,600	1,670
Suncor Energy, Inc.
6.500% due 06/15/2038	200	257
Sunoco Logistics Partners Operations LP
3.900% due 07/15/2026	500	476
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037	100	129
8.375% due 06/15/2032	2,400	3,056
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/2022	100	89
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	29	27
Teva Pharmaceutical Finance Netherlands BV
2.800% due 07/21/2023	500	424
Texas Eastern Transmission LP
4.150% due 01/15/2048	2,800	2,592
Thermo Fisher Scientific, Inc.
3.150% due 01/15/2023	1,800	1,772
Thomson Reuters Corp.
5.650% due 11/23/2043	3,500	4,009
Time Warner Cable LLC
5.500% due 09/01/2041	1,297	1,291

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.875% due 11/15/2040	$400	$419
6.550% due 05/01/2037	700	788
Time Warner, Inc.
4.650% due 06/01/2044	200	193
TransCanada PipeLines Ltd.
6.200% due 10/15/2037	100	123
7.250% due 08/15/2038	300	407
Triumph Group, Inc.
4.875% due 04/01/2021	1,000	983
Union Pacific Railroad Co. Pass-Through Trust
5.404% due 07/02/2025	335	355
United Airlines Pass-Through Trust
3.500% due 09/01/2031	1,400	1,386
4.000% due 10/11/2027	860	871
UnitedHealth Group, Inc.
6.625% due 11/15/2037	1,300	1,739
Vale Overseas Ltd.
6.875% due 11/10/2039	1,600	1,904
Vessel Management Services, Inc.
3.432% due 08/15/2036	1,838	1,813
VMware, Inc.
3.900% due 08/21/2027	700	663
Vrio Finco 1 LLC
6.250% due 04/04/2023 (a)	400	406
Waste Management, Inc.
4.100% due 03/01/2045	1,300	1,313
Williams Cos., Inc.
8.750% due 03/15/2032	137	184
Woodside Finance Ltd.
3.700% due 09/15/2026	1,600	1,577

		152,070

UTILITIES 10.5%
Anadarko Finance Co.
7.500% due 05/01/2031	900	1,151
Appalachian Power Co.
6.700% due 08/15/2037	1,400	1,852
7.000% due 04/01/2038	100	137
AT&T, Inc.
4.100% due 02/15/2028	1,690	1,680
4.500% due 03/09/2048	2,073	1,921
4.800% due 06/15/2044	2,400	2,347
5.150% due 02/14/2050	3,400	3,442
5.300% due 08/14/2058	100	101
5.350% due 09/01/2040	361	380
5.450% due 03/01/2047	1,400	1,489
Berkshire Hathaway Energy Co.
5.950% due 05/15/2037	400	500
British Telecommunications PLC
9.125% due 12/15/2030	600	878
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034	915	295
CNOOC Nexen Finance ULC
4.250% due 04/30/2024	1,200	1,219
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	400	548
Duke Energy Carolinas LLC
6.450% due 10/15/2032	700	892
Emera, Inc.
6.750% due 06/15/2076 •	1,400	1,519
Endeavor Energy Resources LP
5.750% due 01/30/2028	100	100
FirstEnergy Transmission LLC
4.350% due 01/15/2025	400	412
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022	1,000	1,078
Indiana Michigan Power Co.
6.050% due 03/15/2037	500	629
Koninklijke KPN NV
8.375% due 10/01/2030	2,000	2,721
Majapahit Holding BV
7.750% due 01/20/2020	900	968

82	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Millicom International Cellular S.A.
5.125% due 01/15/2028	$2,500	$2,397
NGPL PipeCo LLC
7.768% due 12/15/2037	700	850
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,469
Pacific Gas & Electric Co.
5.400% due 01/15/2040	200	228
5.800% due 03/01/2037	1,000	1,163
PacifiCorp
6.000% due 01/15/2039	1,300	1,682
Petrobras Global Finance BV
5.299% due 01/27/2025	100	99
5.999% due 01/27/2028	700	694
6.875% due 01/20/2040	1,600	1,580
7.375% due 01/17/2027	2,700	2,928
Plains All American Pipeline LP
4.700% due 06/15/2044	1,100	984
5.150% due 06/01/2042	1,400	1,324
6.650% due 01/15/2037	100	111
Progress Energy, Inc.
7.750% due 03/01/2031	400	545
SES S.A.
5.300% due 04/04/2043	1,800	1,618
Shell International Finance BV
3.625% due 08/21/2042	1,100	1,043
Sierra Pacific Power Co.
6.750% due 07/01/2037	1,000	1,348
Southern California Edison Co.
5.625% due 02/01/2036	200	241
6.000% due 01/15/2034	300	375
Telefonica Europe BV
8.250% due 09/15/2030	2,500	3,390
Verizon Communications, Inc.
4.125% due 08/15/2046	1,800	1,624
4.672% due 03/15/2055	3,422	3,266
Virginia Electric & Power Co.
8.875% due 11/15/2038	1,000	1,640
Wisconsin Electric Power Co.
4.300% due 12/15/2045	2,400	2,531

		59,389

Total Corporate Bonds & Notes (Cost $309,524)		315,805

MUNICIPAL BONDS & NOTES 2.1%

CALIFORNIA 0.8%
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	200	289
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,600	2,146
University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	2,000	2,178

		4,613

GEORGIA 0.5%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,457	3,061

NEVADA 0.0%
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2009
7.100% due 06/01/2039	200	210

NEW JERSEY 0.1%
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	518

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 0.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	$400	$520

NORTH CAROLINA 0.1%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	300	309

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	1,700	2,617

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	95	94

Total Municipal Bonds & Notes (Cost $10,548)		11,942

U.S. GOVERNMENT AGENCIES 13.1%
Fannie Mae
0.000% due 05/15/2030 - 11/15/2030 (c)	20,000	13,313
3.500% due 08/01/2046	5,146	5,165
3.980% due 07/01/2021	2,500	2,581
5.625% due 04/17/2028	100	122
6.210% due 08/06/2038	9,643	14,026
Fannie Mae, TBA
3.000% due 04/01/2048 - 05/01/2048	13,200	12,853
Freddie Mac
0.000% due 03/15/2031 (c)	1,100	714
5.000% due 04/15/2038	104	112
6.250% due 07/15/2032 (m)	500	682
6.750% due 03/15/2031	2,800	3,892
Ginnie Mae
3.500% due 11/20/2044	1,476	1,446
5.500% due 10/20/2037	531	612
Israel Government AID Bond
5.500% due 09/18/2033	1,800	2,300
Residual Funding Corp. STRIPS
0.000% due 10/15/2020 - 04/15/2030 (c)	16,400	12,610
Resolution Funding Corp. STRIPS
0.000% due 01/15/2030 - 04/15/2030 (c)	2,300	1,568
Small Business Administration
5.290% due 12/01/2027	122	127
Tennessee Valley Authority
4.875% due 01/15/2048	1,050	1,326
5.250% due 09/15/2039	400	525

Total U.S. Government Agencies (Cost $69,415)		73,974

U.S. TREASURY OBLIGATIONS 45.4%
U.S. Treasury Bonds
2.750% due 08/15/2042 (m)	600	579
2.750% due 08/15/2047 (i)	6,008	5,731
2.750% due 11/15/2047 (i)	102,246	97,549
2.875% due 05/15/2043 (i)	1,637	1,611
3.125% due 02/15/2043 (i)	23,800	24,490
3.500% due 02/15/2039 (m)	552	606
4.375% due 11/15/2039 (m)	240	297
5.000% due 05/15/2037 (i)(m)	2,658	3,499
U.S. Treasury Inflation Protected Securities (e)
0.750% due 02/15/2045 (k)(m)	947	912
1.375% due 02/15/2044 (k)(m)	8,748	9,715
2.375% due 01/15/2025 (k)	726	812

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. Treasury Notes
2.750% due 02/15/2028 (i)	$63,401	$63,394
U.S. Treasury STRIPS (c)
0.000% due 05/15/2032 (m)	1,100	730
0.000% due 11/15/2032	7,400	4,830
0.000% due 08/15/2033	2,500	1,596
0.000% due 11/15/2033	500	317
0.000% due 05/15/2034	600	374
0.000% due 11/15/2034	200	123
0.000% due 08/15/2040 (i)	18,800	9,795
0.000% due 11/15/2040	12,200	6,312
0.000% due 08/15/2042 (m)	2,600	1,265
0.000% due 05/15/2043	5,800	2,749
0.000% due 11/15/2043	1,000	466
0.000% due 11/15/2044	13,200	5,962
0.000% due 02/15/2045	200	90
0.000% due 05/15/2046	8,700	3,746
0.000% due 08/15/2047	22,500	9,333

Total U.S. Treasury Obligations (Cost $251,835)		256,883

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.8%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035	1,200	1,304
American Home Mortgage Investment Trust
2.452% (US0001M + 0.580%) due 11/25/2045 ~	1,601	1,580
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	1,100	1,162
4.957% due 08/10/2035 ~	700	727
Bear Stearns Adjustable Rate Mortgage Trust
3.558% due 01/25/2035 ~	5	5
Citigroup Mortgage Loan Trust, Inc.
3.889% due 03/25/2034 ~	81	81
DBUBS Mortgage Trust
3.090% (LIBOR01M + 1.350%) due 07/12/2044 ~	759	768
Downey Savings & Loan Association Mortgage Loan Trust
3.447% due 07/19/2044 ~	47	47
GSMPS Mortgage Loan Trust
2.222% (US0001M + 0.350%) due 01/25/2036 ~	1,306	1,135
Homestar Mortgage Acceptance Corp.
2.572% (US0001M + 0.700%) due 06/25/2034 ~	361	364
Hudson’s Bay Simon JV Trust
5.447% due 08/05/2034 ~	1,400	1,330
IndyMac Mortgage Loan Trust
2.052% (LIBOR01M + 0.180%) due 07/25/2047 ~	150	115
2.062% (LIBOR01M + 0.190%) due 04/25/2037 ~	1,509	1,435
JPMorgan Chase Commercial Mortgage Securities Trust
4.106% due 07/15/2046	714	715
Merrill Lynch Mortgage Investors Trust
2.664% (US0001M + 1.000%) due 10/25/2035 ~	554	532
3.379% due 11/25/2035 ~	1,152	1,162
RBSSP Resecuritization Trust
3.631% due 12/25/2035 ~	878	884
SFAVE Commercial Mortgage Securities Trust
3.872% due 01/05/2043 ~	1,600	1,599
Structured Adjustable Rate Mortgage Loan Trust
3.689% due 02/25/2034 ~	14	14
Structured Asset Mortgage Investments Trust
2.062% (US0001M + 0.190%) due 07/25/2046 ^~	67	58
2.092% (US0001M + 0.220%) due 05/25/2036 ~	127	116
WaMu Mortgage Pass-Through Certificates Trust
2.242% (US0001M + 0.370%) due 05/25/2034 ~	1,250	1,148

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	83

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.277% (COF 11 + 1.500%) due 08/25/2046 ~	$1,201	$1,170
2.292% (US0001M + 0.420%) due 06/25/2044 ~	167	163
2.713% due 01/25/2037 ~	1,239	1,168
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043	1,300	1,343
Wells Fargo Mortgage Loan Trust
3.779% (H15T1Y + 2.250%) due 02/27/2036 ~	1,099	1,102
Wells Fargo Mortgage-Backed Securities Trust
3.768% due 01/25/2035 ~	457	472

Total Non-Agency Mortgage-Backed Securities (Cost $21,346)		21,699

ASSET-BACKED SECURITIES 5.5%
Accredited Mortgage Loan Trust
2.742% (US0001M + 0.870%) due 01/25/2035 ~	916	894
Blue Hill CLO Ltd.
2.902% (US0003M + 1.180%) due 01/15/2026 ~	1,079	1,080
CIFC Funding Ltd.
3.131% (US0003M + 1.400%) due 01/17/2027 ~	2,000	2,002
CIT Mortgage Loan Trust
3.222% (LIBOR01M + 1.350%) due 10/25/2037 ~	1,203	1,212
Countrywide Asset-Backed Certificates
2.342% (US0001M + 0.470%) due 04/25/2036 ~	1,800	1,630
Countrywide Asset-Backed Certificates Trust
2.572% (US0001M + 0.700%) due 11/25/2035 ~	1,600	1,601
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021	975	980
Equifirst Loan Securitization Trust
2.042% (US0001M + 0.170%) due 04/25/2037 ~	1,326	1,276
First Franklin Mortgage Loan Trust
2.822% (US0001M + 0.950%) due 07/25/2033 ~	1,285	1,234
GoldenTree Loan Opportunities Ltd.
3.130% (US0003M + 1.370%) due 10/29/2026 ~	1,900	1,901
HSI Asset Securitization Corp. Trust
2.032% (US0001M + 0.160%) due 05/25/2037 ~	1,082	1,067
IXIS Real Estate Capital Trust
2.502% (US0001M + 0.630%) due 02/25/2036 ~	1,279	1,264
JPMorgan Mortgage Acquisition Trust
2.092% (US0001M + 0.220%) due 07/25/2036 ~	1,620	1,607

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.322% (US0001M + 0.450%) due 11/25/2036 ~		$1,615	$1,568
NYMT Residential
4.000% due 03/25/2021		295	295
RAAC Trust
2.552% (US0001M + 0.680%) due 05/25/2044 ~		849	842
Securitized Asset-Backed Receivables LLC Trust
2.112% (US0001M + 0.240%) due 03/25/2036 ~		1,153	1,145
SLM Student Loan Trust
3.245% (US0003M + 1.500%) due 04/25/2023 ~		175	179
Specialty Underwriting & Residential Finance Trust
2.262% (US0001M + 0.390%) due 12/25/2036 ~		1,400	1,395
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046 ~		492	487
Structured Asset Investment Loan Trust
2.022% (US0001M + 0.150%) due 06/25/2036 ~		1,116	1,087
2.032% (US0001M + 0.160%) due 05/25/2036 ~		1,227	1,162
VOLT LLC
3.125% due 09/25/2047		3,100	3,091
3.375% due 04/25/2047		728	729
3.375% due 05/28/2047		726	727
WhiteHorse Ltd.
2.978% (US0003M + 1.200%) due 02/03/2025 ~		897	897

Total Asset-Backed Securities (Cost $30,328)			31,352

SOVEREIGN ISSUES 3.7%
Argentina Government International Bond
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	1,047	53
27.250% due 06/21/2020 ~		29,000	1,534
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		$800	831
Colombia Government International Bond
6.125% due 01/18/2041		1,200	1,386
Corp. Financiera de Desarrollo S.A.
3.250% due 07/15/2019		1,900	1,902
Mexico Government International Bond
4.600% due 01/23/2046		534	509
Saudi Government International Bond
4.625% due 10/04/2047		2,800	2,676
Spain Government International Bond
0.250% due 04/30/2018	EUR	8,500	10,465
5.150% due 10/31/2044		700	1,397

Total Sovereign Issues (Cost $20,655)			20,753

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 7.3%

REPURCHASE AGREEMENTS (h) 2.1%
			$12,016

ARGENTINA TREASURY BILLS 1.3%
2.592% due 05/11/2018 - 12/14/2018 (b)(c)	ARS	7,200	7,093

U.K. TREASURY BILLS 1.9%
0.240% due 04/20/2018 (c)(d)	GBP	7,700	10,802

U.S. TREASURY BILLS 2.0%
1.643% due 04/19/2018 (b)(c)(k)(m)		$11,103	11,094

Total Short-Term Instruments (Cost $40,927)			41,005

Total Investments in Securities (Cost $766,077)			785,063

		SHARES
INVESTMENTS IN AFFILIATES 1.9%

SHORT-TERM INSTRUMENTS 1.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.9%
PIMCO Short-Term Floating NAV Portfolio III		1,110,655	10,977

Total Short-Term Instruments (Cost $10,977)			10,977

Total Investments in Affiliates (Cost $10,977)			10,977

Total Investments 140.8% (Cost $777,054)			$796,040

Financial Derivative Instruments (j)(l) (2.4)% (Cost or Premiums, net $5,014)			(13,696)

Other Assets and Liabilities, net (38.4)%			(217,008)

Net Assets 100.0%			$565,336

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
a	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.

84	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2018

(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$503	Federal Home Loan Bank 2.25% due 01/21/2029	$(518)	$503	$503
JPS	1.750	03/29/2018	04/02/2018	11,513	U.S. Treasury Bonds 2.875% due 05/15/2043	(11,540)	11,513	11,515

Total Repurchase Agreements						$(12,058)	$12,016	$12,018

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	2.300%	03/28/2018	04/02/2018		$(5,723)	$(5,724)
BSN	1.580	01/16/2018	04/03/2018		(13,353)	(13,397)
	1.580	01/16/2018	04/13/2018		(9,786)	(9,819)
	1.590	02/01/2018	04/02/2018		(15,275)	(15,316)
JML	1.250	03/12/2018	TBD	(3)	(1,033)	(1,034)
JPS	1.500	03/02/2018	04/13/2018		(31,094)	(31,134)
	1.600	03/23/2018	04/23/2018		(36,430)	(36,446)
	1.600	04/20/2018	04/23/2018		(23,656)	(23,656)
	1.630	03/21/2018	04/23/2018		(28,163)	(28,178)
SGY	1.580	03/23/2018	04/06/2018		(24,278)	(24,289)
	1.700	03/27/2018	04/03/2018		(3,582)	(3,583)
	1.900	03/28/2018	04/04/2018		(17,466)	(17,471)

Total Reverse Repurchase Agreements						$(210,047)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
BPG	2.360%	03/28/2018	04/04/2018	$(8,267)	$(8,266)
GSC	1.750	03/26/2018	04/02/2018	(17,930)	(17,930)

Total Sale-Buyback Transactions					$(26,196)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.0)%
Fannie Mae, TBA	3.500%	04/01/2048	$5,800	$(5,767)	$(5,809)

Total Short Sales (1.0)%				$(5,767)	$(5,809)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BOS	$0	$(5,724)	$0	$(5,724)	$5,731	$7
BSN	0	(38,532)	0	(38,532)	38,656	124
FICC	503	0	0	503	(518)	(15)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	85

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
JML	$0	$(1,034)	$0	$(1,034)	$1,015	$(19)
JPS	11,515	(119,414)	0	(107,899)	83,784	(24,115)
SGY	0	(45,343)	0	(45,343)	45,396	53

Master Securities Forward Transaction Agreement
BPG	0	0	(8,266)	(8,266)	8,284	18
GSC	0	0	(17,930)	(17,930)	17,998	68

Total Borrowings and Other Financing Transactions	$12,018	$(210,047)	$(26,196)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(1,034)	$(1,034)
U.S. Treasury Obligations	0	(185,357)	0	0	(185,357)

Total	$0	$(185,357)	$0	$(1,034)	$(186,391)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(26,196)	0	0	(26,196)

Total	$0	$(26,196)	$0	$0	$(26,196)

Total Borrowings	$0	$(211,553)	$0	$(1,034)	$(212,587)

Payable for reverse repurchase agreements and sale-buyback financing transactions(6)					$(212,587)

(i)	Securities with an aggregate market value of $214,106 and cash of $96 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(136,915) at a weighted average interest rate of 1.192%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(1) of deferred price drop.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(6)	Unsettled reverse repurchase agreements liability of $(23,656) is outstanding at period end.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	$119.500	05/25/2018	6	$6	$(1)	$(1)
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	122.000	05/25/2018	6	6	(2)	(3)
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	122.500	05/25/2018	6	6	(2)	(2)
Put - CBOT U.S. Treasury 10-Year Note May 2018 Futures	119.000	04/20/2018	16	16	(4)	0
Call - CBOT U.S. Treasury 10-Year Note May 2018 Futures	121.000	04/20/2018	16	16	(5)	(9)

Total Written Options					$(14)	$(15)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
E-mini S&P 500 Index June Futures	06/2018	42	$	5,550	$(303)	$74	$0
Euro-Bund 10-Year Bond June Futures	06/2018	59	EUR	11,574	190	15	0
U.S. Treasury 10-Year Note June Futures	06/2018	176	$	21,321	178	41	0

86	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2018

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	138	$	22,145	$711	$160	$0

					$776	$290	$0

SHORT FUTURES CONTRACTS

	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
Description						Asset	Liability
Call Options Strike @ EUR 159.500 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	8	EUR	(8)	$(5)	$0	$0
Put Options Strike @ EUR 155.000 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	8		(1)	5	0	0

					$0	$0	$0

Total Futures Contracts					$776	$290	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	06/20/2022	0.479%	$	700	$13	$2	$15	$1	$0
Daimler AG	1.000	Quarterly	12/20/2020	0.311	EUR	300	5	2	7	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2021	0.427	$	1,100	16	4	20	0	0
Newell Brands, Inc.	1.000	Quarterly	12/20/2022	1.143		300	1	(3)	(2)	0	0
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.691		1,400	22	(2)	20	0	(1)
Volkswagen International Finance NV	1.000	Quarterly	06/20/2021	0.385	EUR	500	(2)	14	12	0	0

							$55	$17	$72	$1		$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$ 2,000	$(160)	$27	$(133)	$0	$(8)
CDX.IG-27 5-Year Index	(1.000)	Quarterly	12/20/2021	3,200	(48)	(14)	(62)	0	(3)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022	4,100	(65)	(12)	(77)	0	(3)

					$(273)	$1	$(272)	$0	$(14)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-30 5-Year Index	1.000%	Quarterly	06/20/2023	76,100	$1,326	$(43)	$1,283	$75	$0
CDX.IG-29 5-Year Index	1.000	Quarterly	12/20/2022	87,600	1,728	(73)	1,655	78	0

					$3,054	$(116)	$2,938	$153	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	8.180%	Maturity	01/02/2020	BRL	36,800	$(5)	$245	$240	$10	$0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/16/2019	$	10,800	(375)	417	42	2	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		3,400	(19)	32	13	1	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		12,200	455	(41)	414	0	(7)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		16,750	(445)	1,710	1,265	0	(26)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		2,700	234	38	272	0	(5)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		4,400	(167)	246	79	0	(26)
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	02/06/2048		4,800	0	(111)	(111)	30	0
Receive(6)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		20,200	2,059	(474)	1,585	0	(119)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023	GBP	11,400	(2)	(58)	(60)	0	(43)
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		350	(18)	(10)	(28)	0	(3)
Pay	28-Day MXN-TIIE	5.990	Lunar	01/30/2026	MXN	12,800	(76)	8	(68)	2	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	87

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	28-Day MXN-TIIE	6.080%	Lunar	03/10/2026	MXN	43,500	$(246)	$27	$(219)	$9	$0
Pay	28-Day MXN-TIIE	7.380	Lunar	11/04/2026		35,000	(40)	12	(28)	8	0
Receive	UKRPI	3.585	Maturity	10/15/2046	GBP	150	0	18	18	0	(1)

							$1,355	$2,059	$3,414	$62	$(230)

Total Swap Agreements							$4,191	$1,961	$6,152	$216	$(245)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$290	$216	$506	$(15)	$0	$(245)	$(260)

(k)	Securities with an aggregate market value of $3,202 and cash of $3,766 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2018	ARS	12,297		$608	$0	$(3)
	04/2018		$602	ARS	12,297	9	0
	05/2018		600		12,297	1	0
BPS	04/2018	BRL	7,989		$2,452	33	0
	04/2018		$1,262	ARS	26,159	22	0
	04/2018		2,404	BRL	7,989	16	0
	05/2018		2,445		7,989	0	(32)
BRC	04/2018	GBP	7,700		$10,770	0	(41)
	05/2018		$1,439	MXN	26,966	36	0
CBK	04/2018	GBP	1,808		$2,543	6	0
	06/2018		$1,700	IDR	23,536,080	5	0
DUB	06/2018	TWD	93,274		$3,219	0	(10)
GLM	04/2018	EUR	6,769		8,370	41	0
	06/2018		$1,494	KRW	1,589,195	5	0

88	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2018

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
HUS	06/2018	KRW	7,676,196		$7,109	$0	$(131)
	06/2018		$2,037	IDR	28,131,400	0	0
JPM	04/2018	BRL	7,989		$2,404	0	(16)
	04/2018	CAD	257		200	1	0
	04/2018		$2,444	BRL	7,989	0	(25)
	06/2018		5,619	KRW	5,966,290	9	0
MSB	04/2018	EUR	8,500		$10,536	58	0
	05/2018	ARS	6,943		331	0	(5)
	05/2018		$548	ARS	10,647	0	(27)
SOG	06/2018		1,575	RUB	91,762	14	0
UAG	04/2018		8,384	EUR	6,769	0	(55)
	05/2018	EUR	6,769		$8,401	55	0
	05/2018		$6,277	TRY	24,590	0	(135)

Total Forward Foreign Currency Contracts						$311	$(480)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	120.000	04/17/2020	$16,900	$311	$78

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450%	01/29/2019	$	20,000	$47	$39
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	02/18/2020		12,600	92	105
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	06/28/2019		100	8	11
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450	01/29/2019		32,300	85	63
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700	06/11/2018		6,700	81	110
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.695	06/08/2018		5,500	70	91
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	06/28/2019		100	8	12

								$391	$431

Total Purchased Options								$702	$509

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800%	04/18/2018	$800	$(1)	$0
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	3,200	(3)	(4)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	1,000	(1)	(1)
CBK	Put - OTC CDX.IG-29 5-Year Index	Sell	0.700	04/18/2018	3,500	(5)	(1)
	Put - OTC CDX.IG-29 5-Year Index	Sell	0.850	04/18/2018	4,400	(5)	(1)
	Put - OTC CDX.IG-29 5-Year Index	Sell	0.600	05/16/2018	4,400	(6)	(8)
DUB	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	04/18/2018	1,200	(1)	0
	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018	2,200	(3)	(1)
	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	06/20/2018	3,300	(5)	(3)
FBF	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018	3,100	(4)	(2)
JPM	Put - OTC CDX.IG-29 5-Year Index	Sell	0.650	04/18/2018	4,100	(5)	(2)
	Put - OTC CDX.IG-29 5-Year Index	Sell	0.750	04/18/2018	4,000	(6)	(1)
	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018	2,100	(2)	(1)
MYC	Put - OTC CDX.IG-29 5-Year Index	Sell	0.750	05/16/2018	4,400	(5)	(3)
	Put - OTC CDX.IG-29 5-Year Index	Sell	0.900	06/20/2018	900	(1)	(1)

						$(53)	$(29)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	89

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC USD versus MXN	MXN	19.300	04/19/2018	$	2,170	$(11)	$(1)
CBK	Call - OTC EUR versus USD	$	1.262	05/10/2018	EUR	1,613	(8)	(5)
FBF	Call - OTC USD versus BRL	BRL	3.334	04/11/2018	$	1,741	(9)	(7)
GLM	Call - OTC GBP versus USD	$	1.419	04/12/2018	GBP	837	(4)	(2)
	Put - OTC USD versus JPY	JPY	104.960	04/12/2018	$	1,750	(6)	(3)
	Call - OTC USD versus RUB	RUB	58.370	04/12/2018		2,560	(11)	(7)
HUS	Call - OTC USD versus RUB		59.450	04/19/2018		2,300	(12)	(4)

							$(61)	$(29)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$4,300	$(39)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100%	06/28/2019	$500	$(8)	$(18)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.553	01/29/2019	4,000	(48)	(43)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.086	02/18/2020	1,200	(92)	(112)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.830	04/12/2018	1,300	(3)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.549	01/29/2019	6,460	(85)	(69)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100	06/28/2019	500	(8)	(18)

							$(244)	$(267)

Total Written Options							$(397)	$(325)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2021	0.468%	$	800	$(8)	$21	$13	$0
BPS	BHP Billiton Finance USA Ltd.	1.000	Quarterly	06/20/2021	0.279		400	(16)	25	9	0
	China Government International Bond	1.000	Quarterly	12/20/2021	0.453		1,400	(3)	31	28	0
	Italy Government International Bond	1.000	Quarterly	06/20/2021	0.468		600	(4)	14	10	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.837		100	(2)	3	1	0
BRC	Italy Government International Bond	1.000	Quarterly	06/20/2021	0.468		700	(6)	18	12	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.837		2,100	(31)	45	14	0
CBK	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.976		100	(1)	1	0	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2022	0.662		1,500	9	12	21	0
GST	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.976		700	(4)	5	1	0
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.488		2,000	(98)	56	0	(42)
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.976		1,500	(10)	12	2	0
JPM	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.954		100	(1)	1	0	0
	UniCredit SpA	1.000	Quarterly	12/20/2019	0.857	EUR	300	(16)	17	1	0
MYC	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.954	$	800	(12)	14	2	0
UAG	Park Aerospace Holdings Ltd. «	5.000	Quarterly	07/01/2020	3.514		1,800	105	(26)	79	0

								$(98)	$249	$193	$(42)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	CDX.HY-27 5-Year Index 25-35%	5.000%	Quarterly	12/20/2021	$900	$73	$57	$130	$0
CBK	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	700	59	42	101	0

90	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2018

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
GST	CDX.HY-27 5-Year Index 25-35%	5.000%	Quarterly	12/20/2021	$2,900	$273	$145	$418	$0
JPM	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	600	58	28	86	0
	CDX.HY-29 5-Year Index 25-35%	5.000	Quarterly	12/20/2022	2,700	435	(50)	385	0
MYC	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	1,600	(268)	62	0	(206)

						$630	$284	$1,120	$(206)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BRC	Receive	S&P 500 Total Return Index	25,907	3-Month USD-LIBOR plus a specified spread	Quarterly	12/05/2018	$137,516	$0	$(3,780)	$0	$(3,780)
FAR	Receive	S&P 500 Total Return Index	12,954	3-Month USD-LIBOR plus a specified spread	Quarterly	12/07/2018	69,685	0	(2,743)	0	(2,743)
GST	Receive	S&P 500 Total Return Index	10,665	3-Month USD-LIBOR plus a specified spread	Quarterly	11/15/2018	56,611	0	(1,556)	0	(1,556)
MYI	Receive	S&P 500 Total Return Index	6,198	3-Month USD-LIBOR plus a specified spread	Quarterly	10/15/2018	31,418	0	633	633	0
	Receive	S&P 500 Total Return Index	2,493	3-Month USD-LIBOR plus a specified spread	Quarterly	10/25/2018	12,897	0	0	0	0
	Receive	S&P 500 Total Return Index	49,375	3-Month USD-LIBOR plus a specified spread	Quarterly	11/30/2018	262,488	0	(7,576)	0	(7,576)

								$0	$(15,022)	$633	$(15,655)

Total Swap Agreements								$532	$(14,489)	$1,946	$(15,903)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$10	$233	$143	$386	$(3)	$(177)	$0	$(180)	$206	$(140)	$66
BPS	71	0	48	119	(32)	(2)	0	(34)	85	0	85
BRC	36	0	26	62	(41)	0	(3,780)	(3,821)	(3,759)	7,820	4,061
CBK	11	63	122	196	0	(91)	0	(91)	105	0	105
DUB	0	110	0	110	(10)	(4)	0	(14)	96	0	96
FAR	0	0	0	0	0	0	(2,743)	(2,743)	(2,743)	3,788	1,045
FBF	0	0	0	0	0	(9)	0	(9)	(9)	0	(9)
GLM	46	0	0	46	0	(12)	0	(12)	34	0	34
GST	0	0	419	419	0	0	(1,556)	(1,556)	(1,137)	1,946	809
HUS	0	0	2	2	(131)	(4)	(42)	(177)	(175)	0	(175)
JPM	10	0	472	482	(41)	(4)	0	(45)	437	(590)	(153)
MSB	58	0	0	58	(32)	0	0	(32)	26	0	26
MYC	0	103	2	105	0	(22)	(206)	(228)	(123)	56	(67)
MYI	0	0	633	633	0	0	(7,576)	(7,576)	(6,943)	11,255	4,312
SOG	14	0	0	14	0	0	0	0	14	0	14
UAG	55	0	79	134	(190)	0	0	(190)	(56)	0	(56)

Total Over the Counter	$311	$509	$1,946	$2,766	$(480)	$(325)	$(15,903)	$(16,708)

(m)	Securities with an aggregate market value of $24,865 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	91

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$74	$0	$216	$290
Swap Agreements	0	154	0	0	62	216

	$0	$154	$74	$0	$278	$506

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$311	$0	$311
Purchased Options	0	0	0	78	431	509
Swap Agreements	0	1,313	633	0	0	1,946

	$0	$1,313	$633	$389	$431	$2,766

	$0	$1,467	$707	$389	$709	$3,272

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$15	$15
Swap Agreements	0	16	0	0	229	245

	$0	$16	$0	$0	$244	$260

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$480	$0	$480
Written Options	0	29	0	29	267	325
Swap Agreements	0	248	15,655	0	0	15,903

	$0	$277	$15,655	$509	$267	$16,708

	$0	$293	$15,655	$509	$511	$16,968

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$387	$387
Futures	0	0	72,369	0	(758)	71,611
Swap Agreements	0	(492)	0	0	1,381	889

	$0	$(492)	$72,369	$0	$1,010	$72,887

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(811)	$0	$(811)
Purchased Options	0	0	0	(46)	(264)	(310)
Written Options	0	58	0	438	361	857
Swap Agreements	0	960	22,438	0	0	23,398

	$0	$1,018	$22,438	$(419)	$97	$23,134

	$0	$526	$94,807	$(419)	$1,107	$96,021

92	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2018

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(10)	$(10)
Futures	0	0	1,543	0	976	2,519
Swap Agreements	0	(68)	0	0	(451)	(519)

	$0	$(68)	$1,543	$0	$515	$1,990

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(518)	$0	$(518)
Purchased Options	0	0	0	(188)	152	(36)
Written Options	0	16	0	32	(138)	(90)
Swap Agreements	0	(128)	(15,021)	0	0	(15,149)

	$0	$(112)	$(15,021)	$(674)	$14	$(15,793)

	$0	$(180)	$(13,478)	$(674)	$529	$(13,803)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$10,148	$1,502	$11,650
Corporate Bonds & Notes
Banking & Finance	0	104,346	0	104,346
Industrials	0	152,070	0	152,070
Utilities	0	59,389	0	59,389
Municipal Bonds & Notes
California	0	4,613	0	4,613
Georgia	0	3,061	0	3,061
Nevada	0	210	0	210
New Jersey	0	518	0	518
New York	0	520	0	520
North Carolina	0	309	0	309
Ohio	0	2,617	0	2,617
West Virginia	0	94	0	94
U.S. Government Agencies	0	73,974	0	73,974
U.S. Treasury Obligations	0	256,883	0	256,883
Non-Agency Mortgage-Backed Securities	0	21,699	0	21,699
Asset-Backed Securities	0	31,352	0	31,352
Sovereign Issues	0	20,753	0	20,753
Short-Term Instruments
Repurchase Agreements	0	12,016	0	12,016
Argentina Treasury Bills	0	7,093	0	7,093
U.K. Treasury Bills	0	10,802	0	10,802
U.S. Treasury Bills	0	11,094	0	11,094

	$0	$783,561	$1,502	$785,063

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,977	$0	$0	$10,977

Total Investments	$10,977	$783,561	$1,502	$796,040

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,809)	$0	$(5,809)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	290	216	0	506
Over the counter	0	2,687	79	2,766

	$290	$2,903	$79	$3,272

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(260)	0	(260)
Over the counter	0	(16,708)	0	(16,708)

	$0	$(16,968)	$0	$(16,968)

Total Financial Derivative Instruments	$290	$(14,065)	$79	$(13,696)

Totals	$11,267	$763,687	$1,581	$776,535

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	93

Schedule of Investments PIMCO StocksPLUS® Short Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

INVESTMENTS IN SECURITIES 83.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Charter Communications Operating LLC
3.880% (LIBOR03M + 2.000%) due 04/30/2025 ~		$1,670	$1,678

Total Loan Participations and Assignments (Cost $1,668)			1,678

CORPORATE BONDS & NOTES 7.0%

BANKING & FINANCE 4.9%
American Honda Finance Corp.
2.137% due 11/05/2021 ~		900	901
Banco del Estado de Chile
4.125% due 10/07/2020		12,200	12,451
Barclays Bank PLC
10.179% due 06/12/2021		15,500	18,203
14.000% due 06/15/2019 •(f)	GBP	1,100	1,744
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		$250	244
Deutsche Bank AG
3.186% due 02/27/2023 ~		5,900	5,876
4.250% due 10/14/2021		8,000	8,131
General Motors Financial Co., Inc.
3.450% due 04/10/2022		10,800	10,719
Goldman Sachs Group, Inc.
3.009% (US0003M + 1.170%) due 11/15/2021 ~		3,200	3,240
HSBC Holdings PLC
3.196% (US0003M + 1.500%) due 01/05/2022 ~		2,000	2,061
6.500% due 03/23/2028 •(f)(g)		2,000	2,043
HSBC USA, Inc.
2.563% (US0003M + 0.770%) due 08/07/2018 ~		1,800	1,803
International Lease Finance Corp.
7.125% due 09/01/2018		5,850	5,948
Navient Corp.
5.500% due 01/15/2019		2,700	2,736
Nissan Motor Acceptance Corp.
2.372% (US0003M + 0.650%) due 07/13/2022 ~		2,900	2,904
2.650% due 07/13/2022		1,700	1,660
Stichting AK Rabobank Certificaten
6.500% (f)	EUR	720	1,087
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (c)		$72,042	17,647
UBS AG
4.750% due 05/22/2023 •(g)		600	601
7.625% due 08/17/2022 (g)		600	675
UBS Group Funding Switzerland AG
2.789% due 08/15/2023 ~		3,900	3,924

			104,598

INDUSTRIALS 1.2%
AbbVie, Inc.
1.800% due 05/14/2018		1,200	1,199
3.200% due 11/06/2022		200	197
3.600% due 05/14/2025		100	99
4.700% due 05/14/2045		400	413
Allergan Finance LLC
3.250% due 10/01/2022		900	882
Allergan Sales LLC
5.000% due 12/15/2021		1,100	1,149
BAT Capital Corp.
2.719% due 08/15/2022 ~		2,100	2,114
2.764% due 08/15/2022		1,200	1,161
Charter Communications Operating LLC
4.464% due 07/23/2022		800	818
4.908% due 07/23/2025		1,600	1,637
6.384% due 10/23/2035		400	447
6.484% due 10/23/2045		700	770

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.834% due 10/23/2055	$200	$232
CVS Health Corp.
3.500% due 07/20/2022	200	200
CVS Pass-Through Trust
6.943% due 01/10/2030	908	1,028
Enbridge, Inc.
2.825% (US0003M + 0.700%) due 06/15/2020 ~	1,300	1,305
General Motors Co.
2.593% (US0003M + 0.800%) due 08/07/2020 ~	2,350	2,353
Kraft Heinz Foods Co.
3.500% due 07/15/2022	200	200
3.950% due 07/15/2025	200	199
5.000% due 07/15/2035	100	104
5.200% due 07/15/2045	200	204
QUALCOMM, Inc.
4.800% due 05/20/2045	600	626
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	1,240	1,220
2.400% due 09/23/2021	1,430	1,381
Spectra Energy Partners LP
2.725% (US0003M + 0.700%) due 06/05/2020 ~	2,300	2,316
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	4,400	4,340

		26,594

UTILITIES 0.9%
AT&T, Inc.
2.672% (US0003M + 0.950%) due 07/15/2021 ~	6,400	6,471
Majapahit Holding BV
8.000% due 08/07/2019	3,000	3,189
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~	5,700	5,700
Petrobras Global Finance BV
5.999% due 01/27/2028	1,751	1,736
Verizon Communications, Inc.
3.376% due 02/15/2025	1,162	1,143

		18,239

Total Corporate Bonds & Notes (Cost $146,918)		149,431

MUNICIPAL BONDS & NOTES 0.6%

CALIFORNIA 0.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	700	1,050
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036	2,730	3,072
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	500	751
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	100	110

		4,983

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	400	529
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	755	838
7.750% due 01/01/2042	1,500	1,635

		3,002

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	$40	$41

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	137

WASHINGTON 0.2%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	3,600	4,560

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	250	248

Total Municipal Bonds & Notes (Cost $11,116)		12,971

U.S. GOVERNMENT AGENCIES 15.3%
Fannie Mae
1.971% (US0001M + 0.350%) due 09/25/2042 ~	50	50
2.222% (LIBOR01M + 0.350%) due 07/25/2037 ~	104	104
2.252% (LIBOR01M + 0.380%) due 07/25/2037 ~	182	183
2.272% (LIBOR01M + 0.400%) due 09/25/2035 ~	448	449
2.282% (LIBOR01M + 0.410%) due 09/25/2035 ~	814	817
2.472% (LIBOR01M + 0.600%) due 01/25/2051 ~	489	492
2.592% (LIBOR01M + 0.720%) due 06/25/2037 ~	1,463	1,478
2.602% (LIBOR01M + 0.730%) due 06/25/2040 ~	1,603	1,629
2.870% due 09/01/2027	1,700	1,656
2.996% (US0006M + 1.389%) due 09/01/2035 ~	26	27
3.022% (US0012M + 1.272%) due 10/01/2034 ~	1	1
3.054% (12MTA + 1.842%) due 11/01/2035 ~	4	4
3.240% (H15T1Y + 2.273%) due 06/01/2034 ~	120	128
3.293% (US0012M + 1.543%) due 07/01/2035 ~	11	11
3.415% (H15T1Y + 2.111%) due 12/01/2033 ~	12	13
3.576% (US0012M + 1.741%) due 12/01/2033 ~	3	3
3.579% (US0012M + 1.715%) due 06/01/2035 ~	22	23
3.800% (US0012M + 2.050%) due 06/01/2035 ~	44	46
3.890% due 07/01/2021	2,431	2,504
4.000% due 01/01/2025 - 04/25/2041	30,466	31,709
4.500% due 01/01/2019 - 02/01/2044	30,511	32,258
5.000% due 11/01/2025 - 05/01/2042	26,134	28,218
5.500% due 11/01/2021 - 09/01/2041	18,543	20,305
6.000% due 12/01/2018 - 05/01/2041	12,498	14,018
Fannie Mae, TBA
3.500% due 04/01/2048 - 06/01/2048	166,000	166,175

94	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Freddie Mac
2.157% (LIBOR01M + 0.380%) due 03/15/2037 ~	$1,364	$1,367
2.477% (LIBOR01M + 0.700%) due 08/15/2037 ~	1,939	1,968
2.487% (LIBOR01M + 0.710%) due 10/15/2037 ~	333	338
2.497% (LIBOR01M + 0.720%) due 05/15/2037 - 09/15/2037 ~	2,250	2,282
3.544% (US0012M + 1.721%) due 06/01/2035 ~	36	38
3.709% (US0012M + 1.939%) due 11/01/2034 ~	16	17
5.000% due 05/01/2023 - 01/01/2039	3,107	3,342
5.500% due 08/15/2030 - 03/01/2039	582	640
6.000% due 08/01/2027 - 04/01/2038	320	357
Ginnie Mae
5.000% due 04/15/2035 - 03/15/2042	11,156	11,961
6.000% due 07/15/2037 - 08/15/2037	54	61
Small Business Administration
4.430% due 05/01/2029	426	445
5.520% due 06/01/2024	1	1

Total U.S. Government Agencies (Cost $320,781)		325,118

U.S. TREASURY OBLIGATIONS 28.6%
U.S. Treasury Bonds
2.750% due 08/15/2047	2,400	2,289
3.000% due 02/15/2048	28,400	28,504
4.250% due 05/15/2039 (m)	12,500	15,189
4.375% due 11/15/2039	16,000	19,784
4.375% due 05/15/2040	24,200	29,957
4.500% due 08/15/2039 (m)	9,000	11,304
4.625% due 02/15/2040 (m)	9,200	11,756
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2021	8,053	7,984
0.125% due 01/15/2022 (k)	26,984	26,691
0.125% due 04/15/2022	37,201	36,668
0.125% due 07/15/2022	24,899	24,643
0.250% due 01/15/2025	837	818
0.375% due 07/15/2023	34,083	33,962
0.375% due 01/15/2027	29,039	28,283
0.375% due 07/15/2027	5,472	5,335
0.625% due 01/15/2026	4,694	4,691
1.000% due 02/15/2048	21,008	21,516
1.750% due 01/15/2028 (k)	5,916	6,500
2.000% due 01/15/2026 (k)	2,997	3,308
2.375% due 01/15/2025	62,264	69,692
2.375% due 01/15/2027	23,599	27,021
2.500% due 01/15/2029	1,847	2,187
U.S. Treasury Notes (m)
1.375% due 09/30/2020	8,400	8,199
1.375% due 10/31/2020 (k)	10,200	9,947
1.750% due 12/31/2020 (k)	13,800	13,571
1.875% due 08/31/2022 (k)	63,800	62,045
2.000% due 11/30/2020	2,500	2,476
2.000% due 07/31/2022 (k)	94,100	92,078
2.125% due 08/31/2020	1,200	1,194

Total U.S. Treasury Obligations (Cost $618,935)		607,592

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.3%
Adjustable Rate Mortgage Trust
2.072% (US0001M + 0.200%) due 08/25/2036 ~	3,559	3,513
American Home Mortgage Investment Trust
4.211% (US0006M + 2.000%) due 02/25/2045 ~	7	7
Banc of America Funding Trust
3.511% due 06/25/2034 ~	17	17
3.608% due 05/25/2035 ~	8	8

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America Mortgage Trust
3.700% due 07/25/2035 ^~	$934	$879
3.927% due 05/25/2033 ~	26	27
Bear Stearns Adjustable Rate Mortgage Trust
3.673% due 11/25/2034 ~	63	61
3.893% due 11/25/2034 ~	12	13
4.162% due 12/25/2035 ~	27	28
Bear Stearns ALT-A Trust
2.312% (US0001M + 0.440%) due 04/25/2035 ~	1,172	1,170
3.589% due 09/25/2035 ~	1,213	1,080
3.673% due 10/25/2035 ~	3,000	3,009
Chase Mortgage Finance Trust
3.460% due 12/25/2035 ^~	783	780
3.541% due 09/25/2036 ^~	578	570
6.000% due 12/25/2036	313	266
Citigroup Mortgage Loan Trust
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~	17	17
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~	10	10
Countrywide Alternative Loan Trust
2.042% (US0001M + 0.170%) due 11/25/2036 ~	4,162	3,978
2.062% (US0001M + 0.190%) due 09/25/2046 ^~	2,946	2,710
2.152% (US0001M + 0.280%) due 02/25/2037 ~	277	252
5.500% due 07/25/2035 ^	9	9
6.000% due 05/25/2037 ^	3,019	2,289
Countrywide Home Loan Mortgage Pass-Through Trust
3.462% (US0012M + 1.750%) due 02/20/2036 ^~	13	11
3.491% due 11/25/2034 ~	698	696
3.520% due 02/20/2035 ~	48	49
Deutsche ALT-A Securities, Inc.
2.202% (US0001M + 0.330%) due 02/25/2036 ~	6,791	6,246
Four Times Square Trust Commercial Mortgage Pass-Through Certificates
5.401% due 12/13/2028	6,693	7,076
GSR Mortgage Loan Trust
3.614% due 09/25/2035 ~	26	27
3.641% due 11/25/2035 ~	28	28
3.734% due 11/25/2035 ^~	1,291	1,206
6.000% due 02/25/2036 ^	10,161	8,214
6.000% due 07/25/2037 ^	2,701	2,493
HarborView Mortgage Loan Trust
1.978% (US0001M + 0.170%) due 12/19/2036 ^~	427	389
2.048% (US0001M + 0.240%) due 12/19/2036 ^~	5,236	4,883
2.248% (US0001M + 0.440%) due 05/19/2035 ~	19	18
2.288% (US0001M + 0.480%) due 06/19/2035 ~	3,005	2,963
3.287% due 06/19/2036 ^~	2,031	1,487
Impac Secured Assets Trust
2.042% (US0001M + 0.170%) due 01/25/2037 ~	3,732	3,582
IndyMac Mortgage Loan Trust
2.052% (US0001M + 0.180%) due 02/25/2037 ~	2,967	2,820
3.642% due 06/25/2036 ~	5,256	4,908
JPMorgan Alternative Loan Trust
2.032% (US0001M + 0.160%) due 09/25/2036 ~	6,750	7,768
3.589% due 05/25/2036 ^~	2,966	2,418
JPMorgan Mortgage Trust
3.485% due 10/25/2036 ~	305	270
3.536% due 07/25/2035 ~	443	446
3.605% due 10/25/2036 ^~	1,938	1,856
3.702% due 02/25/2035 ~	5	5
5.750% due 01/25/2036 ^	54	46
Lehman Mortgage Trust
6.000% due 09/25/2037 ^	2,406	2,412

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MASTR Adjustable Rate Mortgages Trust
2.946% due 07/25/2035 ^~	$625	$562
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.217% (US0001M + 0.440%) due 12/15/2030 ~	73	71
2.257% (US0001M + 0.480%) due 06/15/2030 ~	1	1
Merrill Lynch Alternative Note Asset Trust
2.172% (US0001M + 0.300%) due 03/25/2037 ~	2,158	1,007
Merrill Lynch Mortgage Investors Trust
2.082% (US0001M + 0.210%) due 02/25/2036 ~	53	51
2.122% (US0001M + 0.250%) due 11/25/2035 ~	33	31
3.452% due 05/25/2033 ~	43	43
3.736% due 09/25/2035 ^~	1,485	1,435
Morgan Stanley Re-REMIC Trust
3.729% due 09/26/2036 ~	7,085	6,976
Mortgage Equity Conversion Asset Trust
2.550% (T1Y + 0.500%) due 05/25/2042 «~	3,760	3,403
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.976% due 05/25/2035 ^	90	71
Prime Mortgage Trust
6.000% due 06/25/2036 ^	1,136	1,128
Residential Accredit Loans, Inc. Trust
2.022% (US0001M + 0.150%) due 02/25/2037 ~	2,684	2,524
2.042% (US0001M + 0.170%) due 01/25/2037 ~	4,679	4,235
2.052% (US0001M + 0.180%) due 07/25/2036 ~	6,540	4,449
2.057% (US0001M + 0.185%) due 08/25/2036 ~	5,007	4,604
2.062% (US0001M + 0.190%) due 07/25/2036 ~	4,664	4,342
2.062% (US0001M + 0.190%) due 09/25/2036 ~	8,276	7,779
Structured Adjustable Rate Mortgage Loan Trust
2.172% (US0001M + 0.300%) due 10/25/2035 ~	63	63
2.682% (12MTA + 1.400%) due 01/25/2035 ~	42	39
3.644% due 08/25/2034 ~	54	54
3.689% due 02/25/2034 ~	37	38
Structured Asset Mortgage Investments Trust
2.152% (US0001M + 0.280%) due 02/25/2036 ^~	25	24
Thornburg Mortgage Securities Trust
3.927% (LIBOR01M + 1.250%) due 06/25/2047 ^~	2,565	2,329
WaMu Mortgage Pass-Through Certificates Trust
2.277% (COF 11 + 1.500%) due 10/25/2046 ~	206	200
2.483% (12MTA + 1.200%) due 11/25/2042 ~	8	8
3.316% due 02/25/2037 ^~	784	755
Wells Fargo Mortgage-Backed Securities Trust
3.701% due 12/25/2036 ~	1,602	1,504
3.750% due 01/25/2035 ~	30	31
3.755% due 03/25/2036 ~	44	45
3.917% due 07/25/2036 ^~	757	766
6.000% due 04/25/2037 ^	2,707	2,735

Total Non-Agency Mortgage-Backed Securities (Cost $120,751)		134,313

ASSET-BACKED SECURITIES 11.9%
Accredited Mortgage Loan Trust
2.002% (US0001M + 0.130%) due 02/25/2037 ~	1,710	1,707
2.090% (US0001M + 0.470%) due 09/25/2035 ~	6,000	5,944

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	95

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ACE Securities Corp. Home Equity Loan Trust
1.932% (US0001M + 0.060%) due 10/25/2036 ~	$15	$8
Allegro CLO Ltd.
2.987% (US0003M + 1.220%) due 01/30/2026 ~	1,700	1,700
Apidos CLO
2.865% (US0003M + 1.120%) due 07/22/2026 ~	1,300	1,301
Asset-Backed Securities Corp. Home Equity Loan Trust
2.832% (US0001M + 0.960%) due 07/25/2035 ~	2,000	2,000
Bear Stearns Asset-Backed Securities Trust
2.032% (US0001M + 0.160%) due 08/25/2036 ~	3,042	3,531
2.112% (US0001M + 0.240%) due 06/25/2047 ~	7,000	6,907
Citigroup Mortgage Loan Trust
2.032% (US0001M + 0.160%) due 12/25/2036 ~	1,708	1,129
2.052% (US0001M + 0.180%) due 01/25/2037 ~	11,221	8,136
2.072% (US0001M + 0.200%) due 05/25/2037 ~	6,790	5,005
Citigroup Mortgage Loan Trust, Inc.
2.772% (US0001M + 0.900%) due 09/25/2035 ^~	3,600	3,192
Countrywide Asset-Backed Certificates
2.012% (US0001M + 0.140%) due 04/25/2047 ~	2,733	2,663
2.022% (US0001M + 0.150%) due 05/25/2037 ~	3,475	3,439
2.052% (US0001M + 0.180%) due 06/25/2047 ~	1,526	1,508
2.142% (US0001M + 0.270%) due 03/25/2036 ~	3,288	3,039
2.352% (LIBOR01M + 0.480%) due 12/25/2031 ^~	3	2
Fieldstone Mortgage Investment Trust
2.062% (US0001M + 0.190%) due 05/25/2036 ~	3,551	2,762
First Franklin Mortgage Loan Trust
2.012% (US0001M + 0.140%) due 09/25/2036 ~	3,813	3,791
2.032% (US0001M + 0.160%) due 04/25/2036 ~	320	305
2.607% (US0001M + 0.735%) due 09/25/2035 ~	297	299
Fremont Home Loan Trust
2.032% (US0001M + 0.160%) due 08/25/2036 ~	22,729	10,984
2.922% (US0001M + 1.050%) due 11/25/2034 ~	13,312	13,216
GSAMP Trust
1.922% (US0001M + 0.050%) due 12/25/2046 ~	4,004	2,435
2.022% (US0001M + 0.150%) due 12/25/2046 ~	13,689	8,427
2.102% (US0001M + 0.230%) due 01/25/2037 ~	5,716	4,857
Halcyon Loan Advisors Funding Ltd.
2.845% (US0003M + 1.100%) due 10/22/2025 ~	1,100	1,101
Hildene CLO Ltd.
2.919% (US0003M + 1.180%) due 07/19/2026 ~	2,000	2,002
HSI Asset Securitization Corp. Trust
2.032% (US0001M + 0.160%) due 05/25/2037 ~	2,560	2,524
Long Beach Mortgage Loan Trust
2.022% (US0001M + 0.150%) due 05/25/2036 ~	1,526	1,043
2.092% (US0001M + 0.220%) due 02/25/2036 ~	9,300	9,056
2.142% (US0001M + 0.270%) due 05/25/2046 ~	7,911	3,558
2.432% (US0001M + 0.560%) due 10/25/2034 ~	9	9

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Massachusetts Educational Financing Authority
2.695% (US0003M + 0.950%) due 04/25/2038 ~		$596	$600
Mastr Asset Backed Securities Trust
1.922% (US0001M + 0.050%) due 01/25/2037 ~		28,649	12,020
MASTR Asset-Backed Securities Trust
2.082% (US0001M + 0.210%) due 05/25/2037 ~		9,499	9,046
2.452% (US0001M + 0.580%) due 12/25/2035 ~		2,913	2,891
Merrill Lynch Mortgage Investors Trust
2.122% (US0001M + 0.250%) due 07/25/2037 ~		4,465	2,030
Morgan Stanley ABS Capital, Inc. Trust
1.962% (US0001M + 0.090%) due 01/25/2037 ~		3,852	2,333
2.002% (US0001M + 0.130%) due 02/25/2037 ~		9,852	6,650
2.007% (US0001M + 0.135%) due 11/25/2036 ~		12,797	9,286
2.032% (US0001M + 0.160%) due 09/25/2036 ~		15,576	9,597
2.082% (US0001M + 0.210%) due 01/25/2037 ~		5,553	3,408
2.122% (US0001M + 0.250%) due 04/25/2036 ~		7,012	6,607
3.772% (US0001M + 1.900%) due 02/25/2047 ~		3,933	3,540
Morgan Stanley Home Equity Loan Trust
1.972% (US0001M + 0.100%) due 12/25/2036 ~		5,804	3,559
Mountain Hawk CLO Ltd.
2.934% (US0003M + 1.200%) due 04/18/2025 ~		1,800	1,801
Navient Private Education Loan Trust
2.177% due 12/16/2058 ~		1,660	1,662
OHA Credit Partners Ltd.
2.755% (US0003M + 1.010%) due 10/20/2025 ~		857	858
OHA Loan Funding Ltd.
3.094% (US0003M + 1.350%) due 01/23/2027 ~		1,300	1,307
Option One Mortgage Loan Trust
2.012% (US0001M + 0.140%) due 01/25/2037 ~		3,721	2,467
Popular ABS Mortgage Pass-Through Trust
2.202% (US0001M + 0.330%) due 07/25/2036 ~		8,800	8,131
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		7,393	4,304
Residential Asset Securities Corp. Trust
2.022% (US0001M + 0.150%) due 08/25/2036 ~		3,269	3,042
Securitized Asset-Backed Receivables LLC Trust
1.952% (US0001M + 0.080%) due 08/25/2036 ~		2,596	1,145
2.112% (US0001M + 0.240%) due 07/25/2036 ~		2,576	1,496
2.832% (US0001M + 0.960%) due 01/25/2036 ^~		8,991	6,881
SG Mortgage Securities Trust
2.012% (US0001M + 0.140%) due 10/25/2036 ~		4,525	3,897
SLM Private Education Loan Trust
5.027% (US0001M + 3.250%) due 05/16/2044 ~		362	371
SLM Student Loan Trust
0.000% (EUR003M + 0.260%) due 12/15/2023 ~	EUR	2,264	2,785
Soundview Home Loan Trust
2.772% (US0001M + 0.900%) due 10/25/2037 ~		$9,771	8,388
Structured Asset Investment Loan Trust
2.182% (US0001M + 0.310%) due 01/25/2036 ~		2,900	2,696

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Securities Corp. Mortgage Loan Trust
2.007% (US0001M + 0.135%) due 07/25/2036 ~		$2,570	$2,508
2.042% (US0001M + 0.170%) due 12/25/2036 ~		1,262	1,236
2.192% (US0001M + 0.320%) due 05/25/2037 ~		2,751	2,737
Vibrant CLO Ltd.
2.641% (US0003M + 0.900%) due 07/24/2024 ~		1,938	1,940
VOLT LLC
3.375% due 05/28/2047		3,178	3,181
Wells Fargo Home Equity Asset-Backed Securities Trust
2.757% (US0001M + 0.885%) due 11/25/2035 ~		1,000	1,009

Total Asset-Backed Securities (Cost $227,348)			252,989

SOVEREIGN ISSUES 3.1%
Argentina Government International Bond
2.500% due 12/31/2038		7,850	5,232
5.875% due 01/11/2028		3,800	3,581
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	6,239	318
27.250% due 06/21/2020 ~		100,343	5,306
Brazil Government International Bond
5.625% due 02/21/2047		$3,400	3,305
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2035 (e)	BRL	25,137	8,428
6.000% due 05/15/2055 (e)		19,312	6,633
Export-Import Bank of Korea
4.000% due 01/29/2021		$17,700	18,075
Israel Government International Bond
4.125% due 01/17/2048		800	772
Province of Ontario
1.650% due 09/27/2019		2,000	1,976
4.000% due 10/07/2019		300	307
Qatar Government International Bond
5.250% due 01/20/2020		11,420	11,852

Total Sovereign Issues (Cost $66,935)			65,785

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%
Motors Liquidation Co. «(a)		24,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (f)(h)		1,100	1,292

Total Preferred Securities (Cost $1,133)			1,292

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 10.1%

CERTIFICATES OF DEPOSIT 1.0%
Barclays Bank PLC
1.940% due 09/04/2018		$8,000	7,982
2.355% due 05/17/2018		4,300	4,303
Credit Suisse AG
2.507% due 09/28/2018		9,500	9,500

			21,785

REPURCHASE AGREEMENTS (i) 0.1%

			1,070

96	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM NOTES 0.0%
Letras del Banco Central de la Republica Argentina
26.100% due 05/16/2018	ARS	2,200	$106
26.200% due 05/16/2018		2,100	102
26.250% due 05/16/2018		3,480	168
26.400% due 04/18/2018		10,410	512
26.450% due 04/18/2018 - 05/16/2018		1,030	50
26.500% due 04/18/2018		1,400	69

			1,007

ARGENTINA TREASURY BILLS 0.1%
2.945% due 06/29/2018 - 11/16/2018 (b)(c)(d)		2,800	2,756

GREECE TREASURY BILLS 0.2%
1.267% due 03/15/2019 (c)(d)	EUR	3,600	4,379

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN TREASURY BILLS 8.4%
(0.228)% due 04/05/2018 - 06/11/2018 (b)(c)	JPY	18,885,500	$177,526

U.S. TREASURY BILLS 0.3%
1.438% due 04/19/2018 - 04/26/2018 (b)(c)(k)(m)		$7,432	7,426

Total Short-Term Instruments (Cost $215,645)			215,949

Total Investments in Securities (Cost $1,731,230)			1,767,118

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 28.7%

SHORT-TERM INSTRUMENTS 28.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 28.7%
PIMCO Short Asset Portfolio	32,785,710	$327,923
PIMCO Short-Term Floating NAV Portfolio III	28,478,487	281,453

Total Short-Term Instruments (Cost $609,573)		609,376

Total Investments in Affiliates (Cost $609,573)		609,376

Total Investments 111.8% (Cost $2,340,803)		$2,376,494

Financial Derivative Instruments (j)(l) (2.3)% (Cost or Premiums, net $49,085)		(49,767)

Other Assets and Liabilities, net (9.5)%		(201,207)

Net Assets 100.0%		$2,125,520

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

(h)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Farm Credit Bank of Texas	10.000%	12/15/2020	09/30/2010	$ 1,133	$1,292	0.06%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$1,070	U.S. Treasury Notes 2.375% due 08/15/2024	$(1,092)	$1,070	$1,070

Total Repurchase Agreements						$(1,092)	$1,070	$1,070

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	97

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)
U.S. Treasury Obligations (0.3)%
U.S. Treasury Notes	1.125%	09/30/2021	$6,700	$(6,387)	$(6,400)

Total Short Sales (0.3)%				$(6,387)	$(6,400)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
FICC	$1,070	$0	$0	$0	$1,070	$(1,092)	$(22)

Master Securities Forward Transaction Agreement
NOM	0	0	0	(6,400)	(6,400)	0	(6,400)

Total Borrowings and Other Financing Transactions	$1,070	$0	$0	$(6,400)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $1 of accrued interest.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(11,781) at a weighted average interest rate of 1.190%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	5,164	$	1,258,790	$580	$0	$(194)
90-Day Eurodollar March Futures	03/2019	3,785		921,742	473	0	(142)
90-Day Eurodollar September Futures	09/2020	1,043		253,423	274	13	0
Euro-Bobl June Futures	06/2018	404	EUR	65,245	388	60	0
Euro-Bund 10-Year Bond June Futures	06/2018	1,180		231,481	2,846	290	0
U.S. Treasury 5-Year Note June Futures	06/2018	2,873	$	328,846	1,077	314	0
U.S. Treasury 10-Year Note June Futures	06/2018	306		37,069	248	72	0
United Kingdom Long Gilt June Futures	06/2018	56	GBP	9,650	113	53	0

					$5,999	$802	$(336)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	5,164	$	(1,255,046)	$(1,227)	$65	$0
90-Day Eurodollar March Futures	03/2020	3,785		(919,802)	(994)	47	0
90-Day Eurodollar September Futures	09/2021	1,043		(253,345)	(326)	0	(39)
Australia Government 10-Year Bond June Futures	06/2018	391	AUD	(38,925)	(442)	31	(199)
E-mini S&P 500 Index June Futures	06/2018	2,555	$	(337,643)	(1,271)	0	(5,208)
Euro-OAT France Government 10-Year Bond June Futures	06/2018	448	EUR	(85,216)	(1,180)	0	(154)
U.S. Treasury 2-Year Note June Futures	06/2018	419	$	(89,083)	(33)	0	(13)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	88		(14,121)	(324)	0	(102)

					$(5,797)	$143	$(5,715)

Total Futures Contracts					$202	$945	$(6,051)

98	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2018

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Ford Motor Credit Co. LLC	5.000%	Quarterly	12/20/2022	1.141%	$ 3,800	$655	$(5)	$650	$0	$(17)
General Motors Co.	5.000	Quarterly	12/20/2021	0.680	8,800	1,358	9	1,367	0	(2)
General Motors Co.	5.000	Quarterly	06/20/2022	0.833	350	58	1	59	0	0

						$2,071	$5	$2,076	$0	$(19)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-29 5-Year Index	5.000%	Quarterly	12/20/2022	$4,300	$299	$(13)	$286	$18	$0
CDX.HY-30 5-Year Index	5.000	Quarterly	06/20/2023	5,000	300	9	309	22	0

					$599	$(4)	$595	$40	$0

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	36,060	$(452)	$(57)	$(509)	$0	$(14)
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		18,840	(238)	(31)	(269)	0	(8)
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		26,200	(334)	(42)	(376)	0	(11)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018	$	282,200	1,212	(1,199)	13	41	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		264,200	3,928	(861)	3,067	69	0
Receive(5)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		41,600	(26)	(43)	(69)	0	(12)
Pay(5)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		524,100	(228)	579	351	112	0
Receive(5)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		524,100	157	(678)	(521)	0	(81)
Receive(5)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		89,900	3,363	(315)	3,048	0	(52)
Pay(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		159,500	(1,327)	417	(910)	106	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2024		43,600	3,391	(426)	2,965	0	(40)
Receive(5)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		225,100	12,510	(1,643)	10,867	0	(290)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		2,000	103	(37)	66	0	(3)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		73,120	6,450	(986)	5,464	0	(113)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		51,300	5,994	(701)	5,293	0	(83)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		5,000	184	(85)	99	0	(10)
Receive(5)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		68,600	3,891	(632)	3,259	0	(147)
Receive(5)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		45,300	173	(585)	(412)	0	(124)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		48,050	2,590	(1,731)	859	0	(276)
Receive	3-Month USD-LIBOR	2.540	Semi-Annual	03/23/2048		2,700	0	187	187	0	(16)
Receive(5)	3-Month USD-LIBOR	2.455	Semi-Annual	04/17/2048		3,500	412	(106)	306	0	(21)
Receive(5)	3-Month USD-LIBOR	2.285	Semi-Annual	05/25/2048		3,300	507	(99)	408	0	(19)
Receive(5)	3-Month USD-LIBOR	2.465	Semi-Annual	05/25/2048		5,300	616	(162)	454	0	(32)
Receive(5)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		55,900	6,094	(1,707)	4,387	0	(328)
Receive(5)	3-Month USD-LIBOR	3.005	Semi-Annual	04/23/2049		12,000	95	(385)	(290)	0	(76)
Receive(5)	3-Month USD-LIBOR	3.007	Semi-Annual	05/30/2049		14,300	111	(458)	(347)	0	(90)
Pay(5)	6-Month EUR-EURIBOR	1.514	Annual	01/04/2028	EUR	81,500	(755)	547	(208)	42	0
Pay(5)	6-Month EUR-EURIBOR	1.750	Annual	01/04/2028		38,500	177	260	437	21	0
Receive(5)	6-Month EUR-EURIBOR	2.099	Annual	01/04/2033		209,300	348	(1,070)	(722)	174	0
Receive(5)	6-Month EUR-EURIBOR	2.150	Annual	01/04/2033		101,300	(111)	(521)	(632)	83	0
Pay(5)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037		42,900	(234)	412	178	0	(86)
Pay(5)	6-Month EUR-EURIBOR	2.050	Annual	01/04/2038		200,100	36	877	913	0	(246)
Receive(5)	6-Month EUR-EURIBOR	1.500	Annual	06/20/2048		19,200	528	(533)	(5)	55	0
Pay(5)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	513,900	(477)	(328)	(805)	158	0
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020		22,000	(359)	(35)	(394)	0	(11)
Receive(5)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		513,900	2,371	55	2,426	0	(412)
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		44,700	(1,706)	(63)	(1,769)	0	(126)
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		33,500	679	(463)	216	0	(176)
Receive(5)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		7,300	(146)	(179)	(325)	0	(20)
Receive(5)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		30,900	(629)	(754)	(1,383)	0	(84)
Receive(5)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		6,600	(347)	(185)	(532)	0	(55)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046	JPY	1,590,000	1,542	(177)	1,365	27	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033	EUR	3,700	(5)	(30)	(35)	0	(3)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		3,700	10	57	67	1	0

							$50,098	$(13,916)	$36,182	$889	$(3,065)

Total Swap Agreements							$52,768	$(13,915)	$38,853	$929	$(3,084)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	99

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$945	$929	$1,874	$0	$(6,051)	$(3,084)	$(9,135)

(k)	Securities with an aggregate market value of $60,839 and cash of $3,850 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	05/2018		$1,487	EUR	1,198	$0	$(8)
BOA	04/2018	ARS	3,243		$160	0	(1)
	04/2018	JPY	500,000		4,719	19	0
	05/2018	ARS	3,480		167	0	(3)
	05/2018	SEK	910		114	5	0
	05/2018		$153	ARS	3,143	0	0
	06/2018		20,883	CNH	132,594	182	0
BPS	04/2018	ARS	1,220		$59	0	(2)
	04/2018	BRL	46,258		13,917	0	(94)
	04/2018		$14,201	BRL	46,258	0	(189)
	05/2018	BRL	46,258		$14,160	182	0
	05/2018		$1,850	TRY	7,237	0	(42)
	12/2018	JPY	1,960,000		$17,862	0	(910)
BRC	04/2018		$153	ARS	3,143	3	0
	05/2018	ARS	700		$33	0	(1)
	05/2018		$19,793	MXN	370,896	493	0
CBK	04/2018	ARS	9,300		$459	1	0
	04/2018	AUD	478		370	3	0
	04/2018	CHF	18,972		20,091	246	0
	04/2018	GBP	13,524		19,020	46	0
	05/2018	ARS	2,200		107	0	0
	05/2018	JPY	649,000		5,970	0	(142)
	05/2018		$4,513	EUR	3,642	0	(19)
	06/2018	JPY	9,840,000		$93,274	383	0
	06/2018	KRW	10,982,163		10,331	0	(28)
	12/2018	JPY	3,330,000		30,377	0	(1,516)
	12/2018		$47,934	JPY	5,290,000	2,731	0
	03/2019	EUR	3,600		$4,582	25	0
DUB	06/2018		$23,569	RUB	1,355,619	0	(93)
GLM	05/2018	ARS	1,400		$67	0	(1)
	05/2018	EUR	25,770		31,820	19	0

100	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2018

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2018	JPY	450,000		$4,238	$0	$(3)
	06/2018	KRW	10,963,257		10,331	0	(10)
HUS	04/2018	ARS	200		10	0	0
	04/2018		$4,629	ARS	95,999	119	0
	04/2018		21,456	GBP	15,090	0	(285)
	05/2018	ARS	730		$35	0	(1)
	05/2018	GBP	15,090		21,482	285	0
	05/2018	RUB	162,982		2,811	0	(16)
	06/2018	JPY	920,000		8,738	53	0
	06/2018	KRW	31,749,643		29,405	0	(543)
	01/2021	BRL	3,570		550	0	(416)
JPM	04/2018	AUD	1,355		1,048	7	0
	04/2018	BRL	46,258		14,153	142	0
	04/2018	CAD	888		692	2	0
	04/2018	GBP	1,566		2,163	0	(34)
	04/2018	JPY	5,206,700		49,145	200	0
	04/2018		$13,917	BRL	46,258	94	0
	04/2018		20,077	CHF	18,972	0	(232)
	04/2018		20,628	JPY	2,199,100	41	0
	05/2018	CHF	18,972		$20,125	232	0
MSB	04/2018	ARS	1,290		63	0	(1)
	04/2018	JPY	2,814,837		26,449	0	(12)
	05/2018	ARS	52,224		2,490	0	(38)
	05/2018	JPY	1,720,000		15,804	0	(399)
	05/2018		$10,095	EUR	8,083	0	(120)
RBC	04/2018		1,021	AUD	1,316	0	(10)
SCX	06/2018	HKD	3,946		$506	2	0
	06/2018	SGD	51,591		39,259	0	(159)
UAG	04/2018		$20,718	JPY	2,175,937	0	(268)
	05/2018	JPY	3,335,937		$31,541	279	(151)
	05/2018		$7,124	TRY	27,906	0	(153)

Total Forward Foreign Currency Contracts						$5,794	$(5,900)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC EUR versus USD	$1.200	02/28/2019	EUR	25,600	$375	$298

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750%	10/12/2018	GBP	16,600	$437	$240
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	$	22,800	1,160	644
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	11,700	310	206
FBF	Call - OTC 2-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018	$	561,500	810	223
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019		277,000	291	234
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		45,500	2,354	1,284
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	17,700	473	292
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018	$	132,100	749	9
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		160,000	883	40
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		16,600	798	491
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020		49,600	1,994	1,833

								$10,259	$5,496

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.400%	3-Month USD-LIBOR	04/05/2018	$1,879,700	$1,222	$0

Total Purchased Options						$11,856	$5,794

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	101

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC EUR versus USD	$	1.325	02/28/2019	EUR	25,600	$(378)	$(383)
CBK	Put - OTC AUD versus USD		0.784	04/27/2018	AUD	24,400	(124)	(431)
	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR	14,500	(465)	(237)
	Call - OTC USD versus TRY		4.900	11/14/2018	$	17,100	(471)	(166)
GLM	Call - OTC AUD versus USD	$	0.803	04/27/2018	AUD	24,400	(73)	(5)
	Put - OTC USD versus MXN	MXN	18.500	04/12/2018	$	21,100	(188)	(394)
	Put - OTC USD versus ZAR	ZAR	12.250	06/20/2018		8,100	(125)	(324)
JPM	Call - OTC USD versus ZAR		12.250	06/20/2018		8,400	(286)	(134)
	Call - OTC USD versus ZAR		12.250	06/26/2018		14,200	(487)	(243)
UAG	Put - OTC USD versus ZAR		12.250	06/26/2018		13,600	(211)	(549)

							$(2,808)	$(2,866)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$13,900	$(117)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	30,200	(271)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	3,700	(48)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	6,200	(46)	0

						$(482)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$ 113,900	$ (1,185)	$(1,484)
FBF	Call - OTC 5-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Receive	2.190	11/30/2018	219,500	(773)	(306)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	227,200	(2,419)	(2,961)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019	55,400	(291)	(247)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	03/27/2020	360,100	(1,995)	(1,918)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	83,000	(879)	(1,037)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	28,400	(749)	(41)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.230	09/21/2018	33,000	(897)	(115)

							$ (9,188)	$(8,109)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums (Received)	Market Value
MYC	Put-OTC 1-Year Interest Rate Floor(1)	0.650%	3-Month USD-LIBOR	04/05/2018	$	1,879,700	$(188)	$0

Total Written Options							$(12,666)	$(10,975)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$ 15,528	$(3,201)	$1,986	$0	$(1,215)
	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	2,500	335	(121)	214	0

						$(2,866)	$1,865	$214	$(1,215)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	47,700	$(7)	$107	$100	$0

102	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2018

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	S&P 500 Total Return Index	29,193	3-Month USD-LIBOR plus a specified spread	Quarterly	04/11/2018	$158,134	$0	$7,807	$7,807	$0
BPS	Pay	S&P 500 Total Return Index	32,453	3-Month USD-LIBOR plus a specified spread	Maturity	11/07/2018	160,289	0	(6,800)	0	(6,800)
	Pay	S&P 500 Total Return Index	92,724	3-Month USD-LIBOR plus a specified spread	Maturity	04/03/2019	457,987	0	(19,405)	0	(19,405)
CBK	Pay	S&P 500 Total Return Index	60,271	3-Month USD-LIBOR plus a specified spread	Maturity	11/07/2018	297,694	0	(12,614)	0	(12,614)
	Pay	S&P 500 Total Return Index	92,724	3-Month USD-LIBOR plus a specified spread	Maturity	04/03/2019	457,987	0	(19,405)	0	(19,405)
MYI	Pay	S&P 500 Total Return Index	36,100	3-Month USD-LIBOR plus a specified spread	Quarterly	04/30/2018	200,008	0	14,099	14,099	0

								$0	$(36,318)	$21,906	$(58,224)

Total Swap Agreements								$(2,873)	$(34,346)	$22,220	$(59,439)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$0	$0	$0	$0	$(8)	$0	$0	$(8)	$(8)	$0	$(8)
BOA	206	0	8,021	8,227	(4)	0	(1,215)	(1,219)	7,008	(8,990)	(1,982)
BPS	182	0	0	182	(1,237)	0	(26,205)	(27,442)	(27,260)	19,054	(8,206)
BRC	496	538	0	1,034	(1)	(383)	0	(384)	650	(460)	190
CBK	3,435	644	0	4,079	(1,705)	(2,318)	(32,019)	(36,042)	(31,963)	22,199	(9,764)
DUB	0	206	0	206	(93)	0	0	(93)	113	0	113
FBF	0	223	0	223	0	(306)	0	(306)	(83)	0	(83)
GLM	19	1,518	100	1,637	(14)	(3,931)	0	(3,945)	(2,308)	2,267	(41)
HUS	457	0	0	457	(1,261)	0	0	(1,261)	(804)	523	(281)
JPM	718	292	0	1,010	(266)	(377)	0	(643)	367	(550)	(183)
MSB	0	0	0	0	(570)	0	0	(570)	(570)	758	188
MYC	0	2,373	0	2,373	0	(3,111)	0	(3,111)	(738)	472	(266)
MYI	0	0	14,099	14,099	0	0	0	0	14,099	(16,600)	(2,501)
RBC	0	0	0	0	(10)	0	0	(10)	(10)	0	(10)
SCX	2	0	0	2	(159)	0	0	(159)	(157)	0	(157)
UAG	279	0	0	279	(572)	(549)	0	(1,121)	(842)	1,226	384

Total Over the Counter	$5,794	$5,794	$22,220	$33,808	$(5,900)	$(10,975)	$(59,439)	$(76,314)

(m)	Securities with an aggregate market value of $46,853 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	103

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$945	$945
Swap Agreements	0	40	0	0	889	929

	$0	$40	$0	$0	$1,834	$1,874

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,794	$0	$5,794
Purchased Options	0	0	0	298	5,496	5,794
Swap Agreements	0	214	21,906	0	100	22,220

	$0	$214	$21,906	$6,092	$5,596	$33,808

	$0	$254	$21,906	$6,092	$7,430	$35,682

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$5,208	$0	$843	$6,051
Swap Agreements	0	19	0	0	3,065	3,084

	$0	$19	$5,208	$0	$3,908	$9,135

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,900	$0	$5,900
Written Options	0	0	0	2,866	8,109	10,975
Swap Agreements	0	1,215	58,224	0	0	59,439

	$0	$1,215	$58,224	$8,766	$8,109	$76,314

	$0	$1,234	$63,432	$8,766	$12,017	$85,449

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(541)	$0	$0	$(541)
Written Options	0	0	803	0	2,666	3,469
Futures	0	0	(60,437)	0	(1,582)	(62,019)
Swap Agreements	0	1,320	0	0	31,721	33,041

	$0	$1,320	$(60,175)	$0	$32,805	$(26,050)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(37,383)	$0	$(37,383)
Purchased Options	0	0	0	1,787	(7,162)	(5,375)
Written Options	0	2	0	3,663	1,914	5,579
Swap Agreements	0	951	(373,718)	0	1,466	(371,301)

	$0	$953	$(373,718)	$(31,933)	$(3,782)	$(408,480)

	$0	$2,273	$(433,893)	$(31,933)	$29,023	$(434,530)

104	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2018

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$289	$0	$0	$289
Written Options	0	0	(223)	0	(90)	(313)
Futures	0	0	(850)	0	64	(786)
Swap Agreements	0	(490)	0	0	(21,159)	(21,649)

	$0	$(490)	$(784)	$0	$(21,185)	$(22,459)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$14,057	$0	$14,057
Purchased Options	0	0	0	(1,526)	(2,068)	(3,594)
Written Options	0	0	0	(754)	1,634	880
Swap Agreements	0	406	135,145	0	(1,141)	134,410

	$0	$406	$135,145	$11,777	$(1,575)	$145,753

	$0	$(84)	$134,361	$11,777	$(22,760)	$123,294

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,678	$0	$1,678
Corporate Bonds & Notes
Banking & Finance	0	104,598	0	104,598
Industrials	0	26,594	0	26,594
Utilities	0	18,239	0	18,239
Municipal Bonds & Notes
California	0	4,983	0	4,983
Illinois	0	3,002	0	3,002
Iowa	0	41	0	41
Tennessee	0	137	0	137
Washington	0	4,560	0	4,560
West Virginia	0	248	0	248
U.S. Government Agencies	0	325,118	0	325,118
U.S. Treasury Obligations	0	607,592	0	607,592
Non-Agency Mortgage-Backed Securities	0	130,910	3,403	134,313
Asset-Backed Securities	0	252,989	0	252,989
Sovereign Issues	0	65,785	0	65,785
Preferred Securities
Banking & Finance	0	1,292	0	1,292
Short-Term Instruments
Certificates of Deposit	9,500	12,285	0	21,785
Repurchase Agreements	0	1,070	0	1,070
Short-Term Notes	0	1,007	0	1,007
Argentina Treasury Bills	0	2,756	0	2,756
Greece Treasury Bills	0	4,379	0	4,379
Japan Treasury Bills	0	177,526	0	177,526
U.S. Treasury Bills	0	7,426	0	7,426

	$9,500	$1,754,215	$3,403	$1,767,118

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$609,376	$0	$0	$609,376

Total Investments	$618,876	$1,754,215	$3,403	$2,376,494

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(6,400)	$0	$(6,400)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	945	929	0	1,874
Over the counter	0	33,808	0	33,808

	$945	$34,737	$0	$35,682

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6,051)	(3,084)	0	(9,135)
Over the counter	0	(76,314)	0	(76,314)

	$(6,051)	$(79,398)	$0	$(85,449)

Total Financial Derivative Instruments	$(5,106)	$(44,661)	$0	$(49,767)

Totals	$613,770	$1,703,154	$3,403	$2,320,327

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	105

Schedule of Investments PIMCO StocksPLUS® Small Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 81.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Charter Communications Operating LLC
3.880% due 04/30/2025 ~		$884	$888

Total Loan Participations and Assignments (Cost $883)			888

CORPORATE BONDS & NOTES 4.6%

BANKING & FINANCE 2.7%
American Honda Finance Corp.
2.137% due 11/05/2021 ~		1,700	1,702
Aviation Loan Trust
4.235% (US0003M + 2.110%) due 12/15/2022 ~		2,694	2,676
Banco del Estado de Chile
4.125% due 10/07/2020		1,700	1,735
Bank of America Corp.
5.650% due 05/01/2018		100	100
6.875% due 04/25/2018		3,700	3,710
Barclays Bank PLC
10.179% due 06/12/2021		2,400	2,819
14.000% due 06/15/2019 •(e)	GBP	700	1,110
Barclays PLC
7.000% due 09/15/2019 •(e)(f)		300	442
Blackstone CQP Holdco LP
6.500% due 03/20/2021		$1,700	1,717
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		600	587
Deutsche Bank AG
3.186% due 02/27/2023 ~		4,000	3,984
4.250% due 10/14/2021		3,300	3,354
Ford Motor Credit Co. LLC
2.262% due 03/28/2019		200	199
General Motors Financial Co., Inc.
2.400% due 04/10/2018		1,700	1,700
Goldman Sachs Group, Inc.
3.009% (US0003M + 1.170%) due 11/15/2021 ~		1,300	1,316
HSBC Holdings PLC
3.196% (US0003M + 1.500%) due 01/05/2022 ~		800	824
3.400% due 03/08/2021		500	502
4.300% due 03/08/2026		300	308
6.500% due 03/23/2028 •(e)(f)		1,500	1,532
HSBC USA, Inc.
2.563% (US0003M + 0.770%) due 08/07/2018 ~		800	801
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(e)(f)	GBP	400	589
7.875% due 06/27/2029 •(e)(f)		900	1,526
Macquarie Bank Ltd.
6.625% due 04/07/2021		$546	592
Nissan Motor Acceptance Corp.
2.372% (US0003M + 0.650%) due 07/13/2022 ~		1,400	1,402
2.650% due 07/13/2022		800	781
Stichting AK Rabobank Certificaten
6.500% (e)	EUR	360	543
UBS AG
7.625% due 08/17/2022 (f)		$300	337
UBS Group Funding Switzerland AG
2.789% due 08/15/2023 ~		1,400	1,409
2.950% due 09/24/2020		400	397
4.125% due 09/24/2025		400	402
Wells Fargo & Co.
3.500% due 03/08/2022		38	38

			39,134

INDUSTRIALS 0.9%
AbbVie, Inc.
1.800% due 05/14/2018		500	500

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.200% due 11/06/2022		$100	$99
3.600% due 05/14/2025		200	197
4.700% due 05/14/2045		100	103
Allergan Sales LLC
4.875% due 02/15/2021		186	192
BAT Capital Corp.
2.719% due 08/15/2022 ~		1,000	1,006
2.764% due 08/15/2022		600	581
Campbell Soup Co.
2.775% due 03/15/2021 ~		300	300
3.300% due 03/15/2021		500	503
3.650% due 03/15/2023		2,100	2,106
Charter Communications Operating LLC
4.464% due 07/23/2022		300	307
4.908% due 07/23/2025		700	716
6.384% due 10/23/2035		100	112
6.484% due 10/23/2045		300	330
6.834% due 10/23/2055		100	116
CVS Health Corp.
3.500% due 07/20/2022		100	100
Enbridge, Inc.
2.825% (US0003M + 0.700%) due 06/15/2020 ~		800	803
Kraft Heinz Foods Co.
3.500% due 07/15/2022		100	100
3.950% due 07/15/2025		100	100
5.000% due 07/15/2035		100	104
5.200% due 07/15/2045		100	102
President & Fellows of Harvard College
6.500% due 01/15/2039		1,100	1,564
QUALCOMM, Inc.
4.800% due 05/20/2045		300	313
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		500	492
2.400% due 09/23/2021		570	551
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025		1,600	1,554

			12,951

UTILITIES 1.0%
AT&T, Inc.
2.672% (US0003M + 0.950%) due 07/15/2021 ~		4,400	4,449
FirstEnergy Corp.
3.900% due 07/15/2027		600	590
4.850% due 07/15/2047		100	105
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~		4,000	4,000
Sempra Energy
2.575% due 03/15/2021 ~		3,200	3,211
Verizon Communications, Inc.
2.875% due 01/15/2038	EUR	700	862
3.375% due 10/27/2036	GBP	500	700
3.376% due 02/15/2025		$421	414

			14,331

Total Corporate Bonds & Notes (Cost $65,540)			66,416

MUNICIPAL BONDS & NOTES 0.9%

CALIFORNIA 0.3%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		100	150
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025		3,500	3,970
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031		400	417

			4,537

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COLORADO 0.3%
Denver, Colorado City & County School District No. 1, Certificates of Participation Bonds, Series 2011
6.220% due 12/15/2026	$4,122	$4,626

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	400	444
7.750% due 01/01/2042	700	763

		1,207

NEW YORK 0.1%
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,183

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	600	760

Total Municipal Bonds & Notes (Cost $10,871)		12,313

U.S. GOVERNMENT AGENCIES 8.5%
Fannie Mae
2.222% (LIBOR01M + 0.350%) due 07/25/2037 ~	18	18
2.252% (LIBOR01M + 0.380%) due 07/25/2037 ~	32	33
2.272% (LIBOR01M + 0.400%) due 09/25/2035 ~	114	114
2.310% due 08/01/2022	100	98
4.000% due 07/01/2018 - 03/01/2026	612	629
4.498% due 07/01/2019	347	354
5.000% due 04/01/2035	120	130
5.500% due 09/01/2023	6	7
6.000% due 05/01/2019 - 05/01/2041	1,371	1,535
7.500% due 04/01/2024 - 11/01/2037	167	190
Fannie Mae, TBA
3.500% due 04/01/2048 - 06/01/2048	115,600	115,717
Freddie Mac
1.661% (LIBOR01M + 0.040%) due 12/25/2036 ~	4	4
2.487% (LIBOR01M + 0.710%) due 10/15/2037 ~	38	38
6.000% due 04/01/2040	6	7
Ginnie Mae
2.014% due 08/20/2047 ~	2,053	2,053
6.000% due 12/15/2038	73	81
Small Business Administration
5.290% due 12/01/2027	35	36
5.720% due 01/01/2029	639	687
6.020% due 08/01/2028	498	537

Total U.S. Government Agencies (Cost $121,557)		122,268

U.S. TREASURY OBLIGATIONS 34.2%
U.S. Treasury Bonds
2.750% due 08/15/2047	400	381
3.000% due 02/15/2048	17,300	17,364
4.250% due 05/15/2039	7,500	9,114
4.375% due 11/15/2039	8,500	10,510
4.375% due 05/15/2040	12,100	14,978
4.500% due 08/15/2039	9,250	11,618
4.625% due 02/15/2040	4,500	5,750
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2021	5,752	5,703
0.125% due 01/15/2022	12,156	12,024

106	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.125% due 04/15/2022	$25,582	$25,216
0.125% due 07/15/2022	43,222	42,778
0.125% due 01/15/2023	7,732	7,601
0.125% due 07/15/2024	26,619	25,995
0.250% due 01/15/2025	16,953	16,572
0.375% due 07/15/2023	19,065	18,997
0.375% due 01/15/2027	16,007	15,591
0.375% due 07/15/2027	4,357	4,248
0.625% due 01/15/2026	2,086	2,085
1.000% due 02/15/2048	13,771	14,103
1.750% due 01/15/2028	9,465	10,401
2.375% due 01/15/2025	3,945	4,416
2.375% due 01/15/2027	123	141
2.500% due 01/15/2029	4,849	5,740
3.625% due 04/15/2028	153	196
U.S. Treasury Notes
1.375% due 09/30/2020 (i)	20,800	20,303
1.375% due 10/31/2020 (i)(k)	11,300	11,020
1.500% due 08/15/2026	16,700	15,149
1.750% due 12/31/2020	34,300	33,730
1.875% due 07/31/2022	15,300	14,887
2.000% due 11/30/2020 (i)(k)	6,100	6,042
2.000% due 07/31/2022 (i)(k)	10,100	9,883
2.000% due 11/30/2022	13,100	12,784
2.000% due 08/15/2025 (i)(k)	5,800	5,525
2.000% due 11/15/2026 (k)	9,600	9,049
2.125% due 08/31/2020 (i)	17,100	17,009
2.125% due 05/15/2025	19,700	18,964
2.250% due 08/15/2027	2,700	2,587
2.375% due 08/15/2024	21,350	20,982
2.750% due 02/15/2024 (k)	10,500	10,564

Total U.S. Treasury Obligations (Cost $498,854)		490,000

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.3%
Adjustable Rate Mortgage Trust
5.321% due 11/25/2037 ^~	7,333	6,425
American Home Mortgage Assets Trust
2.203% (12MTA + 0.920%) due 11/25/2046 ~	8,271	4,662
BCAP LLC Trust
6.000% due 03/26/2037 ~	9,237	7,726
Bear Stearns ALT-A Trust
3.562% due 11/25/2035 ^~	5,940	4,986
4.356% due 11/25/2035 ^~	289	273
ChaseFlex Trust
2.172% (US0001M + 0.300%) due 07/25/2037 ~	6,033	5,733
Citigroup Mortgage Loan Trust
1.942% (LIBOR01M + 0.070%) due 01/25/2037 ~	5	4
3.710% (H15T1Y + 2.400%) due 03/25/2036 ^~	332	319
Citigroup Mortgage Loan Trust, Inc.
3.545% due 08/25/2035 ~	131	131
CitiMortgage Alternative Loan Trust
2.472% (US0001M + 0.600%) due 04/25/2037 ~	2,509	2,071
Countrywide Alternative Loan Trust
2.032% (US0001M + 0.160%) due 02/25/2047 ~	24	23
2.032% (US0001M + 0.160%) due 09/25/2047 ~	3,694	3,591
2.072% (US0001M + 0.200%) due 06/25/2037 ~	76	73
2.283% (12MTA + 1.000%) due 02/25/2036 ~	9	8
6.000% due 08/25/2035	2,177	1,736
6.000% due 06/25/2047	3,010	2,614
Countrywide Home Loan Mortgage Pass-Through Trust
3.491% due 11/25/2034 ~	8	8
3.520% due 02/20/2035 ~	5	5
5.500% due 11/25/2035 ^	51	46
Credit Suisse Mortgage Capital Certificates
3.413% due 02/27/2037 ~	898	909

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Deutsche ALT-A Securities, Inc.
2.052% (US0001M + 0.180%) due 06/25/2037 ^~		$342	$332
2.202% (US0001M + 0.330%) due 08/25/2037 ~		4,935	4,064
Eddystone Finance PLC
1.049% (BP0003M + 0.525%) due 04/19/2021 ~	GBP	838	1,176
GSR Mortgage Loan Trust
3.641% due 11/25/2035 ~		$7	7
HarborView Mortgage Loan Trust
1.978% (US0001M + 0.170%) due 12/19/2036 ^~		674	614
1.998% (US0001M + 0.190%) due 01/19/2038 ~		504	496
JPMorgan Mortgage Trust
3.503% due 08/25/2034 ~		81	81
3.536% due 07/25/2035 ~		55	55
3.688% due 07/25/2035 ~		5,523	5,674
3.702% due 02/25/2035 ~		3	3
5.750% due 01/25/2036 ^		18	15
JPMorgan Resecuritization Trust
1.741% (US0001M + 0.120%) due 06/26/2037 ~		7,456	7,255
Lehman Mortgage Trust
2.522% (US0001M + 0.650%) due 11/25/2036 ~		2,065	1,526
Merrill Lynch Mortgage Investors Trust
3.736% due 09/25/2035 ^~		145	140
Morgan Stanley Mortgage Loan Trust
2.492% (US0001M + 0.620%) due 11/25/2035 ~		2,385	2,404
MortgageIT Securities Corp. Mortgage Loan Trust
2.102% (US0001M + 0.230%) due 06/25/2047 ~		1,754	1,672
Residential Accredit Loans, Inc. Trust
2.057% (US0001M + 0.185%) due 08/25/2036 ~		814	748
2.072% (US0001M + 0.200%) due 05/25/2047 ~		9,283	9,016
Structured Adjustable Rate Mortgage Loan Trust
3.602% due 04/25/2035 ~		219	215
Structured Asset Mortgage Investments Trust
1.992% (US0001M + 0.120%) due 08/25/2036 ~		10,923	10,011
2.102% (US0001M + 0.230%) due 02/25/2036 ~		1,823	1,747
Structured Asset Securities Corp.
2.222% (US0001M + 0.350%) due 04/25/2035 ~		2,272	2,151
UBS Commercial Mortgage Trust
3.504% due 12/15/2050		3,395	3,431
WaMu Mortgage Pass-Through Certificates Trust
2.013% (12MTA + 0.730%) due 01/25/2047 ~		27	27
2.053% (12MTA + 0.770%) due 05/25/2047 ~		4,431	4,250
2.277% (COF 11 + 1.500%) due 09/25/2046 ~		49	49
2.277% (COF 11 + 1.500%) due 10/25/2046 ~		46	45
2.713% due 01/25/2037 ^~		382	360
3.156% due 06/25/2037 ^~		1,528	1,471
3.244% due 08/25/2036 ^~		167	159
3.393% due 12/25/2035 ~		2,891	2,873
Wells Fargo Mortgage-Backed Securities Trust
3.603% due 07/25/2036 ^~		776	759
3.701% due 12/25/2036 ~		294	276
3.755% due 03/25/2036 ^~		259	256

Total Non-Agency Mortgage-Backed Securities (Cost $97,571)			104,701

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 12.1%
Allegro CLO Ltd.
2.987% (US0003M + 1.220%) due 01/30/2026 ~	$1,100	$1,100
Apidos CLO
2.865% (US0003M + 1.120%) due 07/22/2026 ~	900	901
Asset-Backed Funding Certificates Trust
2.002% (US0001M + 0.130%) due 01/25/2037 ~	2,790	2,085
Asset-Backed Securities Corp. Home Equity Loan Trust
2.832% (US0001M + 0.960%) due 07/25/2035 ~	300	300
Bayview Opportunity Master Fund Trust
3.352% due 11/28/2032	3,001	2,999
Bear Stearns Asset-Backed Securities Trust
1.982% (US0001M + 0.110%) due 02/25/2037 ~	1,427	1,469
2.022% (US0001M + 0.150%) due 07/25/2036 ~	2,153	2,129
2.032% (US0001M + 0.160%) due 08/25/2036 ~	863	1,001
2.072% (US0001M + 0.200%) due 12/25/2036 ~	301	301
2.311% (US0001M + 0.460%) due 02/25/2036 ~	1,776	1,733
CIT Mortgage Loan Trust
3.222% (LIBOR01M + 1.350%) due 10/25/2037 ~	2,667	2,686
Citigroup Mortgage Loan Trust
1.932% (US0001M + 0.060%) due 07/25/2045 ~	23	18
2.032% (US0001M + 0.160%) due 12/25/2036 ~	3,477	2,300
Citigroup Mortgage Loan Trust, Inc.
2.172% (US0001M + 0.300%) due 10/25/2036 ~	2,000	1,942
Countrywide Asset-Backed Certificates
2.012% (US0001M + 0.140%) due 06/25/2037 ~	1,260	1,149
2.012% (US0001M + 0.140%) due 06/25/2047 ^~	1,374	1,262
2.122% (US0001M + 0.250%) due 06/25/2047 ~	1,200	1,112
2.132% (US0001M + 0.260%) due 12/25/2036 ~	4,100	3,942
2.142% (US0001M + 0.270%) due 03/25/2036 ~	1,871	1,729
2.152% (US0001M + 0.280%) due 09/25/2036 ~	6,297	6,288
2.172% (US0001M + 0.300%) due 07/25/2036 ~	4,012	4,010
2.472% (US0001M + 0.600%) due 11/25/2033 ~	937	920
3.222% (US0001M + 1.350%) due 04/25/2034 ~	212	213
4.769% due 10/25/2046 ^~	5,813	5,692
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021	2,470	2,482
Credit-Based Asset Servicing and Securitization LLC
1.992% (LIBOR01M + 0.120%) due 07/25/2037 ~	9	6
Fieldstone Mortgage Investment Trust
2.607% (US0001M + 0.735%) due 12/25/2035 ~	10,750	10,345
First Franklin Mortgage Loan Trust
2.667% (US0001M + 0.795%) due 09/25/2035 ~	3,122	3,137
Fremont Home Loan Trust
1.972% (US0001M + 0.100%) due 08/25/2036 ~	106	51
2.042% (US0001M + 0.170%) due 02/25/2036 ~	1,354	1,275
GSAA Home Equity Trust
2.072% (US0001M + 0.200%) due 03/25/2037 ~	6,057	3,178
3.591% due 03/25/2036 ~	6,732	5,617

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	107

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GSAMP Trust
2.022% (US0001M + 0.150%) due 08/25/2036 ~	$813	$785
2.102% (US0001M + 0.230%) due 01/25/2037 ~	2,700	2,294
3.192% (US0001M + 1.320%) due 12/25/2034 ^~	1,697	1,263
Halcyon Loan Advisors Funding Ltd.
2.845% (US0003M + 1.100%) due 10/22/2025 ~	800	801
Hildene CLO Ltd.
2.919% (US0003M + 1.180%) due 07/19/2026 ~	1,400	1,401
Home Equity Loan Trust
2.212% (US0001M + 0.340%) due 04/25/2037 ~	5,300	4,151
Home Equity Mortgage Loan Asset-Backed Trust
2.582% (US0001M + 0.710%) due 08/25/2035 ~	2,000	1,841
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
2.922% (US0001M + 1.050%) due 11/25/2034 ~	500	498
MASTR Specialized Loan Trust
2.132% (US0001M + 0.260%) due 06/25/2046 ~	4,050	3,829
Merrill Lynch Mortgage Investors Trust
1.982% (US0001M + 0.110%) due 08/25/2037 ~	8,234	5,536
Monarch Grove CLO
2.443% due 01/25/2028 ~	4,300	4,300
Morgan Stanley ABS Capital, Inc. Trust
1.922% (US0001M + 0.050%) due 07/25/2036 ~	4	2
2.032% (US0001M + 0.160%) due 09/25/2036 ~	3,228	1,989
2.087% (US0001M + 0.215%) due 03/25/2037 ~	18,282	9,608
Morgan Stanley Mortgage Loan Trust
5.965% due 09/25/2046 ^	4,950	2,814
Mountain Hawk CLO Ltd.
2.934% (US0003M + 1.200%) due 04/18/2025 ~	1,200	1,201
MP CLO Ltd.
2.574% due 04/18/2027 ~	4,000	4,003
Navient Private Education Loan Trust
2.177% due 12/16/2058 ~	981	982
OHA Credit Partners Ltd.
2.755% (US0003M + 1.010%) due 10/20/2025 ~	571	572
OHA Loan Funding Ltd.
3.094% (US0003M + 1.350%) due 01/23/2027 ~	900	905
Option One Mortgage Loan Trust
2.092% (US0001M + 0.220%) due 04/25/2037 ~	3,536	2,822
2.092% (US0001M + 0.220%) due 05/25/2037 ~	2,044	1,488
2.182% (US0001M + 0.310%) due 04/25/2037 ~	402	257
People’s Choice Home Loan Securities Trust
2.392% (US0001M + 0.520%) due 12/25/2035 ~	676	662
Popular ABS Mortgage Pass-Through Trust
2.202% (US0001M + 0.330%) due 07/25/2036 ~	3,700	3,419
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036	3,808	2,217
Residential Asset Securities Corp. Trust
2.122% (US0001M + 0.250%) due 04/25/2037 ~	11,658	11,494
2.272% (US0001M + 0.400%) due 02/25/2036 ~	580	572
Securitized Asset-Backed Receivables LLC Trust
2.112% (US0001M + 0.240%) due 07/25/2036 ~	1,288	748

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.122% (US0001M + 0.250%) due 05/25/2036 ~		$1,555	$1,032
2.452% (US0001M + 0.580%) due 11/25/2035 ~		1,627	1,618
SG Mortgage Securities Trust
2.052% (US0001M + 0.180%) due 02/25/2036 ~		5,430	3,663
SLM Private Education Loan Trust
5.027% (US0001M + 3.250%) due 05/16/2044 ~		107	109
SLM Student Loan Trust
0.000% (EUR003M + 0.260%) due 12/15/2023 ~	EUR	226	279
Soundview Home Loan Trust
1.932% (US0001M + 0.060%) due 11/25/2036 ~		$8	4
2.022% (US0001M + 0.150%) due 03/25/2037 ~		726	705
2.042% (US0001M + 0.170%) due 07/25/2037 ~		2,235	1,967
2.122% (US0001M + 0.250%) due 10/25/2036 ~		3,900	3,710
2.712% (US0001M + 0.840%) due 08/25/2035 ~		2,200	2,046
Specialty Underwriting & Residential Finance Trust
2.172% (US0001M + 0.300%) due 12/25/2036 ~		2,226	2,079
Structured Asset Securities Corp. Mortgage Loan Trust
2.102% (US0001M + 0.230%) due 05/25/2047 ~		2,300	2,187
Vibrant CLO Ltd.
2.641% (US0003M + 0.900%) due 07/24/2024 ~		927	928
VOLT LLC
3.125% due 09/25/2047		2,498	2,490
3.250% due 06/25/2047		2,340	2,336
3.375% due 05/28/2047		1,544	1,545
3.500% due 03/25/2047		1,573	1,574

Total Asset-Backed Securities (Cost $165,601)			174,098

SOVEREIGN ISSUES 1.6%
Argentina Government International Bond
2.500% due 12/31/2038		5,450	3,632
5.875% due 01/11/2028		2,600	2,450
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	2,928	150
27.250% due 06/21/2020 ~		47,754	2,525
Brazil Government International Bond
5.625% due 02/21/2047		$1,700	1,652
Brazil Notas do Tesouro Nacional (d)
6.000% due 05/15/2035	BRL	12,262	4,111
6.000% due 05/15/2055		9,196	3,159
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,000	2,042
Israel Government International Bond
4.125% due 01/17/2048		600	579
Province of Ontario
1.650% due 09/27/2019		300	297
Qatar Government International Bond
5.250% due 01/20/2020		1,500	1,557

Total Sovereign Issues (Cost $22,914)			22,154

SHORT-TERM INSTRUMENTS 12.1%

CERTIFICATES OF DEPOSIT 1.4%
Barclays Bank PLC
1.940% due 09/04/2018		4,000	3,991
2.355% due 05/17/2018		9,400	9,406
Credit Suisse AG
2.507% due 09/28/2018		7,100	7,100

			20,497

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COMMERCIAL PAPER 0.5%
Viacom, Inc.
2.988% due 06/15/2018		$7,300	$7,261

REPURCHASE AGREEMENTS (g) 0.1%
			1,366

SHORT-TERM NOTES 0.1%
Letras del Banco Central de la Republica Argentina
26.100% due 05/16/2018	ARS	1,600	77
26.200% due 05/16/2018		1,500	73
26.250% due 05/16/2018		2,300	111
26.400% due 04/18/2018		7,230	356
26.450% due 04/18/2018 - 05/16/2018		620	30
26.500% due 04/18/2018		900	44

			691

ARGENTINA TREASURY BILLS 0.2%
2.897% due 06/15/2018 - 11/16/2018 (a)(b)		$2,800	2,769

GREECE TREASURY BILLS 0.2%
1.267% due 03/15/2019 (b)(c)	EUR	2,700	3,285

JAPAN TREASURY BILLS 9.6%
(0.230)% due 04/05/2018 - 06/11/2018 (a)(b)	JPY	14,687,900	138,068

Total Short-Term Instruments (Cost $173,786)			173,937

Total Investments in Securities (Cost $1,157,577)			1,166,775

		SHARES
INVESTMENTS IN AFFILIATES 28.1%

SHORT-TERM INSTRUMENTS 28.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 28.1%
PIMCO Short Asset Portfolio		19,085,349	190,892
PIMCO Short-Term Floating NAV Portfolio III		21,498,364	212,468

Total Short-Term Instruments (Cost $403,507)			403,360

Total Investments in Affiliates (Cost $403,507)			403,360

Total Investments 109.5% (Cost $1,561,084)			$1,570,135

Financial Derivative Instruments (h)(j) 4.8% (Cost or Premiums, net $4,591)			68,787

Other Assets and Liabilities, net (14.3)%			(204,512)

Net Assets 100.0%			$1,434,410

108	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2018

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$1,366	U.S. Treasury Notes 2.375% due 08/15/2024	$(1,397)	$1,366	$1,366

Total Repurchase Agreements						$(1,397)	$1,366	$1,366

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Treasury Obligations (0.2)%
U.S. Treasury Notes	1.125%	09/30/2021	$ 2,600	$(2,478)	$(2,484)

Total Short Sales (0.2)%				$(2,478)	$(2,484)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$1,366	$0	$0	$0	$1,366	$(1,397)	$(31)

Master Securities Forward Transaction Agreement
NOM	0	0	0	(2,484)	(2,484)	0	(2,484)

Total Borrowings and Other Financing Transactions	$1,366	$0	$0	$(2,484)

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(1,674) at a weighted average interest rate of 0.848%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	109

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	3,223	$	785,647	$(2,031)	$0	$(121)
90-Day Eurodollar March Futures	03/2019	2,707		659,222	(1,391)	0	(101)
90-Day Eurodollar September Futures	09/2020	682		165,709	52	8	0
E-mini Russell 2000 June Futures	06/2018	1,656		126,783	(5,766)	1,143	0
Euro-Bobl June Futures	06/2018	142	EUR	22,933	158	21	0
Euro-Bund 10-Year Bond June Futures	06/2018	632		123,980	2,082	156	0
U.S. Treasury 2-Year Note June Futures	06/2018	574	$	122,038	82	18	0
U.S. Treasury 5-Year Note June Futures	06/2018	551		63,068	280	60	0
U.S. Treasury 10-Year Note June Futures	06/2018	357		43,247	398	84	0

					$(6,136)	$1,490	$(222)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	3,223	$	(783,310)	$2,711	$40	$0
90-Day Eurodollar March Futures	03/2020	2,707		(657,835)	1,451	34	0
90-Day Eurodollar September Futures	09/2021	682		(165,658)	(138)	0	(26)
Australia Government 10-Year Bond June Futures	06/2018	243	AUD	(24,191)	(444)	19	(124)
Euro-OAT France Government 10-Year Bond June Futures	06/2018	233	EUR	(44,320)	(948)	0	(80)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	162	$	(25,996)	(853)	0	(187)
United Kingdom Long Gilt June Futures	06/2018	118	GBP	(20,333)	(361)	0	(113)

					$1,418	$93	$(530)

Total Futures Contracts					$(4,718)	$1,583	$(752)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
CDX.HY-29 5-Year Index	5.000%	Quarterly	12/20/2022	$1,600	$132	$(26)	$106	$6	$0
CDX.HY-30 5-Year Index	5.000	Quarterly	06/20/2023	2,000	121	3	124	9	0
CDX.IG-25 5-Year Index	1.000	Quarterly	12/20/2020	8,200	90	57	147	4	0
CDX.IG-28 5-Year Index	1.000	Quarterly	06/20/2022	2,200	41	0	41	2	0
CDX.IG-30 5-Year Index	1.000	Quarterly	06/20/2023	4,100	71	(2)	69	4	0

					$455	$32	$487	$25	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Year BRL-CDI	9.715%	Maturity	01/04/2021	BRL	17,170	$23	$(266)	$(243)	$0	$(7)
Receive	1-Year BRL-CDI	9.730	Maturity	01/04/2021		9,270	0	(132)	(132)	0	(4)
Receive	1-Year BRL-CDI	9.743	Maturity	01/04/2021		12,500	0	(179)	(179)	0	(5)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018	$	64,300	(938)	941	3	10	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		237,600	(3,458)	3,468	10	34	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		129,600	1,311	193	1,504	34	0
Receive(4)	3-Month USD-LIBOR	3.000	Semi-Annual	11/25/2020		20,100	(116)	83	(33)	0	(6)
Pay(4)	3-Month USD-LIBOR	2.900	Semi-Annual	03/05/2021		348,500	57	176	233	75	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/21/2021		2,300	20	(109)	(89)	0	0
Receive(4)	3-Month USD-LIBOR	2.930	Semi-Annual	03/05/2022		348,500	(12)	(334)	(346)	0	(54)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	06/15/2023		25,100	902	(1,659)	(757)	17	0
Pay(4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/15/2023		76,300	(99)	(336)	(435)	51	0
Receive(4)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		96,200	5,334	(661)	4,673	0	(125)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		1,100	(60)	96	36	0	(2)
Receive(4)	3-Month USD-LIBOR	2.750	Semi-Annual	12/15/2026		53,900	(46)	249	203	0	(42)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		69,010	1,388	3,847	5,235	0	(106)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		17,200	1,071	704	1,775	0	(28)

110	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2018

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month USD-LIBOR	2.500%	Semi-Annual	12/20/2027	$	2,800	$(64)	$119	$55	$0	$(6)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		35,800	(567)	1,174	607	0	(70)
Receive(4)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		38,000	2,156	(351)	1,805	0	(82)
Receive(4)	3-Month USD-LIBOR	2.985	Semi-Annual	06/05/2029		22,200	0	(202)	(202)	0	(61)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		18,600	(3,016)	3,349	333	0	(107)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		9,285	(971)	1,612	641	0	(53)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	09/14/2046		9,800	(446)	1,687	1,241	0	(54)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		3,500	(154)	581	427	0	(19)
Receive	3-Month USD-LIBOR	2.540	Semi-Annual	03/23/2048		1,400	0	97	97	0	(8)
Receive(4)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		35,300	3,902	(1,132)	2,770	0	(207)
Receive(4)	3-Month USD-LIBOR	3.005	Semi-Annual	04/23/2049		4,700	0	(113)	(113)	0	(30)
Receive(4)	3-Month USD-LIBOR	3.007	Semi-Annual	05/30/2049		8,200	0	(199)	(199)	0	(52)
Pay(4)	6-Month EUR-EURIBOR	1.514	Annual	01/04/2028	EUR	53,200	20	(156)	(136)	27	0
Pay(4)	6-Month EUR-EURIBOR	1.750	Annual	01/04/2028		25,100	(20)	305	285	14	0
Receive(4)	6-Month EUR-EURIBOR	2.099	Annual	01/04/2033		136,600	(56)	(416)	(472)	113	0
Receive(4)	6-Month EUR-EURIBOR	2.150	Annual	01/04/2033		66,100	20	(432)	(412)	54	0
Pay(4)	6-Month EUR-EURIBOR	2.036	Annual	02/03/2037		21,300	0	88	88	0	(43)
Pay(4)	6-Month EUR-EURIBOR	2.050	Annual	01/04/2038		130,500	38	558	596	0	(160)
Receive(4)	6-Month EUR-EURIBOR	1.500	Annual	06/20/2048		8,200	197	(199)	(2)	24	0
Pay(4)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	300,700	654	(1,125)	(471)	92	0
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020		5,800	(219)	115	(104)	0	(3)
Receive(4)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		300,700	21	1,398	1,419	0	(241)
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		16,300	(1,253)	608	(645)	0	(46)
Receive(4)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		10,400	239	(172)	67	0	(55)
Receive(4)	6-Month GBP-LIBOR	2.040	Semi-Annual	02/01/2037		3,500	1	(157)	(156)	0	(9)
Receive(4)	6-Month GBP-LIBOR	2.043	Semi-Annual	02/01/2037		15,400	0	(689)	(689)	0	(42)
Receive(4)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		3,400	(166)	(108)	(274)	0	(31)
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046	JPY	840,000	322	399	721	14	0
Pay	CPTFEMU	0.740	Maturity	01/15/2020	EUR	5,200	(11)	70	59	0	0
Pay	CPTFEMU	1.710	Maturity	03/15/2033		2,450	(3)	(20)	(23)	0	(2)
Receive	CPTFEMU	1.946	Maturity	03/15/2048		2,450	7	37	44	0	0

							$6,008	$12,807	$18,815	$559	$(1,760)

Total Swap Agreements							$6,463	$12,839	$19,302	$584	$(1,760)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1,583	$584	$2,167	$0	$(752)	$(1,760)	$(2,512)

(i)	Securities with an aggregate market value of $24,737 and cash of $3,242 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	111

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2018	ARS	100		$5	$0	$0
	04/2018	JPY	370,000		3,492	14	0
	05/2018	ARS	2,300		110	0	(2)
	05/2018		$1,735	EUR	1,398	0	(10)
BPS	04/2018	ARS	800		$38	0	(1)
	04/2018	BRL	21,601		6,499	0	(44)
	04/2018		$6,631	BRL	21,601	0	(89)
	05/2018	BRL	21,601		$6,612	85	0
	05/2018	JPY	207,000		1,944	0	(6)
	12/2018		970,000		8,840	0	(450)
BRC	05/2018	ARS	500		24	0	0
CBK	04/2018		6,500		321	1	0
	04/2018	AUD	415		321	2	0
	04/2018	CHF	12,917		13,679	167	0
	04/2018	GBP	11,927		16,774	41	0
	04/2018		$2,305	ARS	47,408	49	0
	05/2018	ARS	1,600		$78	0	0
	05/2018	GBP	1,098		1,547	5	0
	05/2018	JPY	360,000		3,311	0	(79)
	05/2018		$1,802	EUR	1,451	0	(11)
	06/2018	JPY	7,610,000		$72,136	296	0
	06/2018	KRW	7,497,551		7,053	0	(19)
	12/2018	JPY	1,630,000		14,869	0	(742)
	12/2018		$23,559	JPY	2,600,000	1,342	0
	03/2019	EUR	2,700		$3,437	19	0
DUB	06/2018		$1,675	RUB	96,429	0	(5)
GLM	05/2018	ARS	1,000		$48	0	(1)
	05/2018	EUR	14,711		18,165	11	0
	05/2018	JPY	340,000		3,202	0	(3)
	05/2018		$13,147	MXN	247,109	368	0
	06/2018	KRW	7,484,644		$7,053	0	(7)
	06/2018		$14,190	CNH	90,149	132	0
HUS	04/2018	ARS	100		$5	0	0
	04/2018		$16,959	GBP	11,927	0	(225)
	05/2018	ARS	420		$20	0	0
	05/2018	GBP	11,927		16,979	225	0
	05/2018	RUB	69,614		1,201	0	(7)
	06/2018	JPY	710,000		6,743	41	0
	06/2018	KRW	21,122,467		19,541	0	(383)
	06/2018		$9,531	RUB	544,382	0	(104)
	01/2021	BRL	1,520		$234	0	(177)
JPM	04/2018	ARS	47,408		2,342	0	(11)
	04/2018	BRL	21,601		6,609	66	0
	04/2018	JPY	3,721,100		35,125	145	0
	04/2018		$6,499	BRL	21,601	44	0
	04/2018		13,669	CHF	12,917	0	(158)
	04/2018		14,009	JPY	1,493,500	28	0
	05/2018	CHF	12,917		$13,702	158	0
	05/2018	JPY	210,900		1,981	0	(6)
	05/2018		$2,315	ARS	47,408	6	0
MSB	04/2018	ARS	830		$40	0	(1)
	04/2018	JPY	2,134,400		20,052	0	(15)
	05/2018		1,060,000		9,740	0	(246)
	05/2018		$6,574	EUR	5,264	0	(78)
	06/2018	JPY	180,000		$1,700	1	0
	06/2018		$3,700	RUB	211,205	0	(42)
SCX	06/2018	HKD	1,233		$158	1	0
	06/2018	SGD	30,611		23,294	0	(95)
UAG	04/2018		$14,301	JPY	1,502,000	0	(185)
	05/2018	JPY	2,282,000		$21,593	193	(89)
	05/2018		$6,710	TRY	26,287	0	(144)

Total Forward Foreign Currency Contracts						$3,440	$(3,435)

112	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2018

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
BRC	Put - OTC EUR versus USD	$1.200	02/28/2019	EUR 17,400	$255	$203

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.750%	10/12/2018	GBP	6,700	$176	$97
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	$	9,900	504	279
DUB	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.670	10/08/2018	GBP	4,800	127	85
FBF	Call - OTC 2-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Pay	1.850	11/30/2018	$	341,200	492	135
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	01/31/2019		201,000	211	170
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		19,700	1,019	556
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.700	10/11/2018	GBP	7,300	195	121
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018	$	60,900	346	4
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.785	09/21/2018		83,000	458	21
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		6,300	303	186
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.370	03/27/2020		34,400	1,383	1,271

								$5,214	$2,925

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.400%	3-Month USD-LIBOR	04/05/2018	$	976,700	$635	$0

Total Purchased Options							$6,104	$3,128

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BRC	Call - OTC EUR versus USD	$	1.325	02/28/2019	EUR	17,400	$(257)	$(261)
CBK	Put - OTC AUD versus USD		0.784	04/27/2018	AUD	18,100	(92)	(319)
	Call - OTC EUR versus TRY	TRY	5.900	11/14/2018	EUR	8,300	(266)	(136)
	Call - OTC USD versus TRY		4.900	11/14/2018	$	9,800	(270)	(95)
GLM	Call - OTC AUD versus USD	$	0.803	04/27/2018	AUD	18,100	(55)	(4)
	Put - OTC USD versus MXN	MXN	18.500	04/12/2018	$	15,300	(137)	(286)
	Put - OTC USD versus ZAR	ZAR	12.250	06/20/2018		5,200	(80)	(208)
JPM	Call - OTC USD versus ZAR		12.250	06/20/2018		5,400	(184)	(86)
	Call - OTC USD versus ZAR		12.250	06/26/2018		9,000	(308)	(154)
UAG	Put - OTC USD versus ZAR		12.250	06/26/2018		8,600	(133)	(347)

							$(1,782)	$(1,896)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$300	$(4)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$	49,400	$(514)	$(644)
FBF	Call - OTC 5-Year Interest Rate Swap(1)	3-Month USD-LIBOR	Receive	2.190	11/30/2018		132,800	(468)	(185)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018		98,600	(1,050)	(1,285)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	01/31/2019		40,200	(211)	(179)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	113

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400%	03/27/2020	$	249,500	$(1,382)	$(1,329)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018		31,500	(333)	(394)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018		13,100	(346)	(19)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.230	09/21/2018		17,100	(465)	(59)

								$(4,769)	$(4,094)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums (Received)	Market Value
MYC	Put - OTC 1-Year Interest Rate Floor(1)	0.650%	3-Month USD-LIBOR	04/05/2018	$	976,700	$(98)	$0

Total Written Options							$(6,653)	$(5,990)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	Quarterly	12/20/2019	$	600	$80	$(29)	$51	$0
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046		6,751	(1,400)	872	0	(528)

							$(1,320)	$843	$51	$(528)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GLM	Pay	CPTFEMU	0.993%	Maturity	03/30/2020	EUR	24,100	$(3)	$54	$51	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BOA	Receive	Russell 2000 Index	39,486	3-Month USD-LIBOR less a specified spread	Quarterly	11/07/2018	$	298,918	$0	$(1,457)	$0	$(1,457)
BPS	Receive	Russell 2000 Index	51,773	3-Month USD-LIBOR less a specified spread	Maturity	09/12/2018		349,624	0	40,418	40,418	0
BRC	Receive	Russell 2000 Index	29,780	3-Month USD-LIBOR plus a specified spread	Quarterly	12/07/2018		231,501	0	(6,924)	0	(6,924)
FBF	Receive	Russell 2000 Index	51,773	3-Month USD-LIBOR less a specified spread	Maturity	08/22/2018		349,672	0	40,378	40,378	0

									$0	$72,415	$80,796	$(8,381)

Total Swap Agreements									$(1,323)	$73,312	$80,898	$(8,909)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$14	$0	$51	$65	$(12)	$0	$(1,457)	$(1,469)	$(1,404)	$4,767	$3,363
BPS	85	0	40,418	40,503	(590)	0	0	(590)	39,913	(35,795)	4,118
BRC	0	300	0	300	0	(261)	(7,452)	(7,713)	(7,413)	10,129	2,716
CBK	1,922	279	0	2,201	(851)	(1,194)	0	(2,045)	156	196	352
DUB	0	85	0	85	(5)	0	0	(5)	80	(110)	(30)
FBF	0	135	40,378	40,513	0	(185)	0	(185)	40,328	(36,190)	4,138
GLM	511	726	51	1,288	(11)	(1,962)	0	(1,973)	(685)	734	49

114	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

March 31, 2018

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
HUS	$266	$0	$0	$266	$(896)	$0	$0	$(896)	$(630)	$581	$(49)
JPM	447	121	0	568	(175)	(240)	0	(415)	153	(290)	(137)
MSB	1	0	0	1	(382)	0	0	(382)	(381)	572	191
MYC	0	1,482	0	1,482	0	(1,801)	0	(1,801)	(319)	202	(117)
SCX	1	0	0	1	(95)	0	0	(95)	(94)	0	(94)
UAG	193	0	0	193	(418)	(347)	0	(765)	(572)	869	297

Total Over the Counter	$3,440	$3,128	$80,898	$87,466	$(3,435)	$(5,990)	$(8,909)	$(18,334)

(k)	Securities with an aggregate market value of $18,176 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$1,143	$0	$440	$1,583
Swap Agreements	0	25	0	0	559	584

	$0	$25	$1,143	$0	$999	$2,167

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,440	$0	$3,440
Purchased Options	0	0	0	203	2,925	3,128
Swap Agreements	0	51	80,796	0	51	80,898

	$0	$51	$80,796	$3,643	$2,976	$87,466

	$0	$76	$81,939	$3,643	$3,975	$89,633

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$752	$752
Swap Agreements	0	0	0	0	1,760	1,760

	$0	$0	$0	$0	$2,512	$2,512

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,435	$0	$3,435
Written Options	0	0	0	1,896	4,094	5,990
Swap Agreements	0	528	8,381	0	0	8,909

	$0	$528	$8,381	$5,331	$4,094	$18,334

	$0	$528	$8,381	$5,331	$6,606	$20,846

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	115

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)

March 31, 2018

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(288)	$0	$0	$(288)
Written Options	0	0	427	0	1,355	1,782
Futures	0	0	20,688	0	(1,068)	19,620
Swap Agreements	0	529	0	0	3,638	4,167

	$0	$529	$20,827	$0	$3,925	$25,281

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(19,318)	$0	$(19,318)
Purchased Options	0	0	0	894	(3,256)	(2,362)
Written Options	0	1	0	1,957	902	2,860
Swap Agreements	0	386	125,343	1	698	126,428

	$0	$387	$125,343	$(16,466)	$(1,656)	$107,608

	$0	$916	$146,170	$(16,466)	$2,269	$132,889

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$154	$0	$0	$154
Written Options	0	0	(119)	0	(47)	(166)
Futures	0	0	(7,251)	0	241	(7,010)
Swap Agreements	0	(268)	0	0	752	484

	$0	$(268)	$(7,216)	$0	$946	$(6,538)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,123	$0	$6,123
Purchased Options	0	0	0	(770)	(1,130)	(1,900)
Written Options	0	0	0	(455)	918	463
Swap Agreements	0	197	(21,371)	0	(529)	(21,703)

	$0	$197	$(21,371)	$4,898	$(741)	$(17,017)

	$0	$(71)	$(28,587)	$4,898	$205	$(23,555)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$888	$0	$888
Corporate Bonds & Notes
Banking & Finance	0	39,134	0	39,134
Industrials	0	12,951	0	12,951
Utilities	0	14,331	0	14,331
Municipal Bonds & Notes
California	0	4,537	0	4,537
Colorado	0	4,626	0	4,626
Illinois	0	1,207	0	1,207
New York	0	1,183	0	1,183
Washington	0	760	0	760
U.S. Government Agencies	0	122,268	0	122,268
U.S. Treasury Obligations	0	490,000	0	490,000
Non-Agency Mortgage-Backed Securities	0	104,701	0	104,701
Asset-Backed Securities	0	174,098	0	174,098
Sovereign Issues	0	22,154	0	22,154
Short-Term Instruments
Certificates of Deposit	7,100	13,397	0	20,497
Commercial Paper	0	7,261	0	7,261
Repurchase Agreements	0	1,366	0	1,366
Short-Term Notes	0	691	0	691
Argentina Treasury Bills	0	2,769	0	2,769
Greece Treasury Bills	0	3,285	0	3,285
Japan Treasury Bills	0	138,068	0	138,068

	$7,100	$1,159,675	$0	$1,166,775

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$403,360	$0	$0	$403,360

Total Investments	$410,460	$1,159,675	$0	$1,570,135

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(2,484)	$0	$(2,484)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,583	584	0	2,167
Over the counter	0	87,466	0	87,466

	$1,583	$88,050	$0	$89,633

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(752)	(1,760)	0	(2,512)
Over the counter	0	(18,334)	0	(18,334)

	$(752)	$(20,094)	$0	$(20,846)

Total Financial Derivative Instruments	$831	$67,956	$0	$68,787

Totals	$411,291	$1,225,147	$0	$1,636,438

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

116	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Notes to Financial Statements

March 31, 2018

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class A, Class C and Class R shares of the funds (each a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

On March 23, 2018, PIMCO processed an automatic conversion of all Class D shares of the following Funds into Class A shares of the same Fund: PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® Short Fund, and PIMCO StocksPLUS® Small Fund. Shareholders of Class D of a Fund received Class A shares of equal value to their outstanding shares of Class D as of March 23, 2018. The conversion was tax-free and shareholders did not have to pay any sales charge, fee or other charge in connection with the conversion.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities

ANNUAL REPORT	MARCH 31, 2018	117

Notes to Financial Statements (Cont.)

held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency
Fund Name	Declared	Distributed
PIMCO StocksPLUS® Fund	Quarterly	Quarterly
PIMCO StocksPLUS® Absolute Return Fund	Quarterly	Quarterly
PIMCO StocksPLUS® International Fund (Unhedged)	Quarterly	Quarterly
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	Quarterly	Quarterly
PIMCO StocksPLUS® Long Duration Fund	Quarterly	Quarterly
PIMCO StocksPLUS® Short Fund	Quarterly	Quarterly
PIMCO StocksPLUS® Small Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

If a Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05, which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for

118	PIMCO STOCKSPLUS® FUNDS

March 31, 2018

annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider

ANNUAL REPORT	MARCH 31, 2018	119

Notes to Financial Statements (Cont.)

significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

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∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices,

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indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2018 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio
Fund Name	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO StocksPLUS® Fund	$0	$149,102	$0	$0	$(101)	$149,001	$1,986	$39
PIMCO StocksPLUS® Absolute Return Fund	0	235,969	0	0	(191)	235,778	3,107	63
PIMCO StocksPLUS® International Fund (Unhedged)	0	270,985	0	0	(232)	270,753	3,513	72
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	0	472,531	0	0	(377)	472,154	6,255	125
PIMCO StocksPLUS® Short Fund	0	328,157	0	0	(234)	327,923	4,471	87
PIMCO StocksPLUS® Small Fund	0	191,068	0	0	(176)	190,892	2,417	51

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Investments in PIMCO Short-Term Floating NAV Portfolio III
Fund Name	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO StocksPLUS® Fund	$48,271	$1,006,374	$(951,200)	$(32)	$4	$103,417	$1,274	$0
PIMCO StocksPLUS® Absolute Return Fund	467,116	725,972	(891,998)	(120)	13	300,983	4,771	0
PIMCO StocksPLUS® International Fund (Unhedged)	384,690	1,380,160	(1,576,016)	(192)	38	188,680	4,860	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	327,369	2,496,911	(2,812,401)	(71)	(7)	11,801	4,711	0
PIMCO StocksPLUS® Long Duration Fund	21,331	280,752	(291,100)	(6)	0	10,977	51	0
PIMCO StocksPLUS® Short Fund	467,631	1,805,049	(1,991,110)	(166)	49	281,453	5,948	0
PIMCO StocksPLUS® Small Fund	333,663	1,318,030	(1,439,134)	(127)	36	212,468	3,829	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions  involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loan Participations, Assignments and Originations  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund or Funds. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply

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Notes to Financial Statements (Cont.)

additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of March 31, 2018, the PIMCO StocksPLUS® Long Duration Fund had $ 1,500,000 in unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified

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institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds at March 31, 2018 are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively.

Separate Trading of Registered Interest and Principal of Securities  (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

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(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which a Fund sells a security that it may not own. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities,

(ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where a Fund is unable, for whatever reason, to close out its short position.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency  Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are

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marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect a Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise

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modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Indices  (“Index Option”) use a specified index as the underlying instrument for the option contract. The exercise for an Index Option will not include physical delivery of the underlying index but will result in a cash transfer of the amount of the difference between the settlement price of the underlying index and the strike price.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

Straddle Options  (“Straddle”) are investment strategies that use combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written Straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written Straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased Straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased Straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

(d) Swap Agreements  are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying a Fund’s investment policies and restrictions, swap agreements are generally valued by a Fund at market value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the

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amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of

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default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i)  interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv)  callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v)  spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi)  basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

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7. PRINCIPAL RISKS

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

	PIMCO StocksPLUS® Absolute Return Fund	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund
Risks
Interest Rate	X	X	X	X	X	X	X
Call	X	X	X	X	X	X	X
Credit	X	X	X	X	X	X	X
High Yield	X	X	X	X	X	X	X
Market	X	X	X	X	X	X	X
Issuer	X	X	X	X	X	X	X
Inverse Correlation and Compounding	—	—	—	—	—	X	—
Liquidity	X	X	X	X	X	X	X
Derivatives	X	X	X	X	X	X	X
Equity	X	X	X	X	X	X	X
Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X	X
Foreign (Non-U.S.) Investment	X	X	X	X	X	X	X
Emerging Markets	X	X	X	X	X	X	X
Sovereign Debt	X	X	X	X	X	X	X
Currency	X	X	X	X	X	X	X
Leveraging	X	X	X	X	X	X	X
Smaller Company	—	—	—	—	—	—	X
Management	X	X	X	X	X	X	X
Short Exposure	X	X	X	X	X	X	X

Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Inverse Correlation and Compounding Risk  is the risk that a Fund’s performance may vary substantially from the inverse performance of the Fund’s index for a number of reasons, including the effects of compounding on the performance of the Fund’s derivatives short positions for periods greater than one day, the results of PIMCO’s active management of the Fund (including income and gains or losses from Fixed Income Instruments and variations in the Fund’s level of short exposure) and that derivatives positions in general may not correlate exactly with an index.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid securities

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at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. A Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with a Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and a Fund’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Smaller Company Risk  is the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing a Fund. There is no guarantee that the investment objective of a Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to a Fund.

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8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of

ANNUAL REPORT	MARCH 31, 2018	133

Notes to Financial Statements (Cont.)

termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset

Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class P		Administrative Class		Class A		Class C	Class R
PIMCO StocksPLUS® Fund	0.25%	0.25%	0.35%		0.25%		0.40%		0.40%	0.40%
PIMCO StocksPLUS® Absolute Return Fund	0.39%	0.25%	0.35%		N/A		0.40%		0.40%	0.40%	~
PIMCO StocksPLUS® International Fund (Unhedged)	0.39%	0.25%	0.35%		0.25%	~	0.40%		0.40%	N/A
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	0.45%	0.30%	0.40%		N/A		0.45%		0.45%	0.45%	~
PIMCO StocksPLUS® Long Duration Fund	0.35%	0.24%	0.34%	*	N/A		0.39%	*	N/A	N/A
PIMCO StocksPLUS® Short Fund	0.39%	0.25%	0.35%		N/A		0.40%		0.40%	N/A
PIMCO StocksPLUS® Small Fund	0.44%	0.25%	0.35%		0.25%		0.40%		0.40%	0.40%	~

*	This particular share class has been registered with the SEC, but has not yet launched.
~	This share class was liquidated during the reporting period.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

134	PIMCO STOCKSPLUS® FUNDS

March 31, 2018

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class C
PIMCO StocksPLUS® Fund	0.50%	0.25%
All other Funds	0.75%	0.25%
Class R
All Funds	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class
All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended March 31, 2018, the Distributor retained $8,573,595 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000 and each other committee chair receives an additional annual retainer of $4,500. Each Trustee, other than the Trustees affiliated with PIMCO, or its affiliates, receives $775 for each Valuation Oversight Committee meeting attended. In addition, the Valuation Oversight Committee co-leads together receive an additional retainer of $11,500, which amount is divided evenly among the co-leads so that each individually receives an additional annual retainer of $5,750. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. At March 31, 2018, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2018,

ANNUAL REPORT	MARCH 31, 2018	135

Notes to Financial Statements (Cont.)

the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Fund Name	Purchases	Sales
PIMCO StocksPLUS® Fund	$14,377	$32,935
PIMCO StocksPLUS® Absolute Return Fund	22,085	8,376
PIMCO StocksPLUS® International Fund (Unhedged)	16,370	8,770
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	43,557	28,624
PIMCO StocksPLUS® Long Duration Fund	12,945	3,492
PIMCO StocksPLUS® Short Fund	12,053	12,561
PIMCO StocksPLUS® Small Fund	19,809	5,924

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2018, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO StocksPLUS® Fund	$1,922,553	$1,834,046	$255,688	$285,547
PIMCO StocksPLUS® Absolute Return Fund	1,463,852	1,141,345	323,432	279,684
PIMCO StocksPLUS® International Fund (Unhedged)	1,497,888	1,116,909	378,702	296,193
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	3,146,254	2,555,504	614,248	597,714
PIMCO StocksPLUS® Long Duration Fund	951,212	933,425	151,559	125,151
PIMCO StocksPLUS® Short Fund	1,780,132	1,568,628	387,666	416,185
PIMCO StocksPLUS® Small Fund	1,105,406	821,801	331,031	212,520

†	A zero balance may reflect actual amounts rounding to less than one thousand.

136	PIMCO STOCKSPLUS® FUNDS

March 31, 2018

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO StocksPLUS® Fund						PIMCO StocksPLUS® Absolute Return Fund
	Year Ended 03/31/2018				Year Ended 03/31/2017		Year Ended 03/31/2018				Year Ended 03/31/2017
	Shares		Amount		Shares	Amount	Shares		Amount		Shares	Amount
Receipts for shares sold
Institutional Class	8,012		$87,633		11,810	$111,122	23,674		$265,759		10,214	$105,576
Class P	5,022		53,920		2,729	25,752	15,489		171,804		7,210	70,100
Administrative Class	65		671		1,313	10,813	0		0		0	0
Class D	956		9,622		1,534	13,390	5,337		58,504		13,896	142,685
Class A	11,660	(a)	115,598	(a)	4,195	35,951	30,916	(b)	323,416	(b)	5,122	51,514
Class C	2,093		20,369		2,819	23,112	4,151		42,372		2,554	23,514
Class R	636		6,603		781	7,018	11	(g)	121	(g)	0	0
Issued as reinvestment of distributions
Institutional Class	560		6,244		413	3,951	9,496		103,349		300	3,238
Class P	65		730		25	237	2,465		26,501		60	637
Administrative Class	16		169		16	144	0		0		0	0
Class D	46		477		34	304	4,033		42,396		119	1,268
Class A	320		3,329		169	1,511	4,176		44,648		96	1,041
Class C	111		1,110		71	615	2,766		26,978		46	458
Class R	19		208		9	87	2	(g)	17	(g)	0	0
Cost of shares redeemed
Institutional Class	(16,064)		(173,995)		(32,765)	(290,196)	(14,989)		(170,423)		(11,645)	(113,326)
Class P	(2,530)		(27,549)		(1,693)	(15,275)	(10,824)		(117,881)		(5,063)	(48,305)
Administrative Class	(601)		(6,239)		(597)	(5,338)	0		0		0	0
Class D	(4,686	)(a)	(47,363	)(a)	(2,138)	(18,350)	(38,027	)(b)	(396,327	)(b)	(11,612)	(110,068)
Class A	(6,181)		(62,735)		(7,845)	(66,915)	(9,641)		(107,308)		(9,546)	(91,680)
Class C	(7,740)		(71,047)		(5,256)	(42,694)	(5,413)		(55,395)		(6,365)	(56,758)
Class R	(637)		(6,765)		(767)	(6,753)	(14	)(g)	(152	)(g)	0	0
Net increase (decrease) resulting from Fund share transactions	(8,858)		$(89,010)		(25,143)	$(211,514)	23,608		$258,379		(4,614)	$(20,106)

ANNUAL REPORT	MARCH 31, 2018	137

Notes to Financial Statements (Cont.)

	PIMCO StocksPLUS® International Fund (Unhedged)						PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)
	Year Ended 03/31/2018				Year Ended 03/31/2017		Year Ended 03/31/2018				Year Ended 03/31/2017
	Shares		Amount		Shares	Amount	Shares		Amount		Shares	Amount
Receipts for shares sold
Institutional Class	24,526		$163,110		31,549	$179,401	52,058		$436,899		38,111	$282,972
Class P	7,847		54,305		2,977	16,939	42,201		349,950		26,309	193,923
Administrative Class	53	(h)	362	(h)	930	5,047	0		0		0	0
Class D	3,325		22,560		1,726	9,651	13,669		109,013		10,084	71,380
Class A	8,975	(c)	59,598	(c)	917	5,067	46,585	(d)	360,979	(d)	11,652	81,581
Class C	1,205		7,747		297	1,596	5,951		44,035		2,598	17,099
Class R	0		0		0	0	55	(g)	436	(g)	17	125
Issued as reinvestment of distributions
Institutional Class	16,203		111,357		0	0	12,921		106,958		3,442	25,464
Class P	426		2,931		0	0	3,546		29,152		701	5,171
Administrative Class	18	(h)	122	(h)	0	0	0		0		0	0
Class D	300		2,024		0	0	2,229		17,601		524	3,702
Class A	194		1,298		0	0	2,922		23,072		671	4,729
Class C	106		676		0	0	1,353		9,886		232	1,542
Class R	0		0		0	0	4	(g)	33	(g)	0	1
Cost of shares redeemed
Institutional Class	(9,582)		(67,805)		(17,356)	(95,030)	(38,386)		(320,838)		(61,051)	(427,539)
Class P	(4,532)		(31,035)		(4,387)	(24,146)	(24,908)		(206,451)		(34,736)	(241,397)
Administrative Class	(419	)(h)	(2,952	)(h)	(2,323)	(12,871)	0		0		0	0
Class D	(6,870	)(c)	(45,296	)(c)	(2,093)	(11,593)	(46,686	)(d)	(362,473	)(d)	(26,010)	(175,937)
Class A	(2,532)		(16,926)		(2,473)	(13,579)	(18,527)		(147,414)		(31,989)	(214,812)
Class C	(507)		(3,194)		(764)	(4,032)	(7,139)		(52,524)		(14,888)	(93,917)
Class R	0		0		0	0	(77	)(g)	(635	)(g)	0	0
Net increase (decrease) resulting from Fund share transactions	38,736		$258,882		9,000	$56,450	47,771		$397,679		(74,333)	$(465,913)

138	PIMCO STOCKSPLUS® FUNDS

March 31, 2018

PIMCO StocksPLUS® Long Duration Fund				PIMCO StocksPLUS® Short Fund						PIMCO StocksPLUS® Small Fund
Year Ended 03/31/2018		Year Ended 03/31/2017		Year Ended 03/31/2018				Year Ended 03/31/2017		Year Ended 03/31/2018				Year Ended 03/31/2017
Shares	Amount	Shares	Amount	Shares		Amount		Shares	Amount	Shares		Amount		Shares	Amount

30,188	$225,720	17,452	$128,656	58,813		$547,796		76,273	$769,497	30,750		$323,113		22,057	$209,912
0	0	0	0	20,769		179,562		10,342	104,940	8,708		89,870		4,628	41,787
0	0	0	0	0		0		0	0	151		1,556		1,747	14,006
0	0	0	0	2,557		22,109		3,352	33,347	4,604		47,018		2,965	26,940
0	0	0	0	5,110	(e)	43,244	(e)	6,456	64,954	27,507	(f)	279,263	(f)	7,154	63,694
0	0	0	0	284		2,302		358	3,435	2,596		24,412		2,199	18,455
0	0	0	0	0		0		0	0	52	(g)	531	(g)	5	42

21,291	159,237	8,665	59,725	4,696		41,495		0	0	2,947		30,892		965	9,176
0	0	0	0	107		943		0	0	901		9,371		334	3,161
0	0	0	0	0		0		0	0	47		494		25	233
0	0	0	0	63		539		0	0	1,205		12,262		626	5,800
0	0	0	0	44		381		0	0	1,651		16,918		822	7,666
0	0	0	0	12		102		0	0	724		6,864		361	3,138
0	0	0	0	0		0		0	0	3	(g)	26	(g)	0	0

(50,607)	(370,522)	(22,959)	(163,992)	(23,109)		(199,821)		(41,376)	(426,821)	(11,876)		(124,142)		(15,047)	(132,370)
0	0	0	0	(18,115)		(156,061)		(9,401)	(95,619)	(3,651)		(37,679)		(5,579)	(47,422)
0	0	0	0	0		0		0	0	(234)		(2,406)		(1,774)	(16,064)
0	0	0	0	(6,082	)(e)	(50,792	)(e)	(4,227)	(41,875)	(25,275	)(f)	(254,857	)(f)	(8,806)	(74,399)
0	0	0	0	(2,997)		(26,028)		(8,153)	(80,837)	(8,255)		(83,916)		(13,444)	(115,133)
0	0	0	0	(579)		(4,744)		(972)	(9,259)	(4,017)		(37,556)		(6,353)	(50,259)
0	0	0	0	0		0		0	0	(61	)(g)	(647	)(g)	0	0
872	$14,435	3,158	$24,389	41,573		$401,027		32,652	$321,762	28,477		$301,387		(7,115)	$(31,637)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	On March 23, 2018, 2,980 Class D shares in the amount of $30,326 converted into Class A shares of the Fund.
(b)	On March 23, 2018, 22,634 Class D shares in the amount of $227,664 converted into Class A shares of the Fund.
(c)	On March 23, 2018, 5,216 Class D shares in the amount of $34,180 converted into Class A shares of the Fund.
(d)	On March 23, 2018, 28,156 Class D shares in the amount of $214,595 converted into Class A shares of the Fund.
(e)	On March 23, 2018, 3,287 Class D shares in the amount of $27,444 converted into Class A shares of the Fund.
(f)	On March 23, 2018, 18,864 Class D shares in the amount of $190,139 converted into Class A shares of the Fund.
(g)	Class R Shares liquidated at the close of business on January 31, 2018.
(h)	Administrative Class Shares liquidated at the close of business on January 31, 2018.

ANNUAL REPORT	MARCH 31, 2018	139

Notes to Financial Statements (Cont.)

The following table discloses the number of shareholders that own 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, for the period ended March 31, 2018. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares
	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties
PIMCO StocksPLUS® International Fund (Unhedged)	1	0	67%	0%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	0	2	0%	29%
PIMCO StocksPLUS® Long Duration Fund	2	0	35%	0%
PIMCO StocksPLUS® Short Fund	0	1	0%	91%

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2018, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of March 31, 2018, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)
PIMCO StocksPLUS® Fund	$11,864	$124,185	$43,194	$0	$0	$0	$0
PIMCO StocksPLUS® Absolute Return Fund	25,860	1,648	92,984	0	0	0	0
PIMCO StocksPLUS® International Fund (Unhedged)	65,833	136,671	10,334	0	0	0	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	0	163,726	69,379	0	0	0	0
PIMCO StocksPLUS® Long Duration Fund	0	12,876	18,586	(4)	0	0	(2,813)
PIMCO StocksPLUS® Short Fund	944	0	(38,612)	0	(3,743,529)	0	0
PIMCO StocksPLUS® Small Fund	27,131	1,733	99,200	0	0	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, sale-buyback transactions, convertible preferred securities, passive foreign investment companies (PFICs), straddle loss deferrals, Treasury Inflation Protected Securities (TIPs), and Lehman securities.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for organizational costs.
(4)	Capital losses available to offset future net capital gains expire in varying amounts as shown below.
(5)	Capital losses realized during the period November 1, 2017 through March 31, 2018 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2017 through March 31, 2018 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

140	PIMCO STOCKSPLUS® FUNDS

March 31, 2018

The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

As of March 31, 2018, the Funds had accumulated capital losses expiring in the following year (amounts in thousands†).

Expiration of Accumulated Capital Losses
03/31/2019
PIMCO StocksPLUS® Fund	$0
PIMCO StocksPLUS® Absolute Return Fund	0
PIMCO StocksPLUS® International Fund (Unhedged)	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	0
PIMCO StocksPLUS® Long Duration Fund	0
PIMCO StocksPLUS® Short Fund	183,598
PIMCO StocksPLUS® Small Fund	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considereed all short-term under previous law.

As of March 31, 2018, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term
PIMCO StocksPLUS® Fund	$0	$0
PIMCO StocksPLUS® Absolute Return Fund	0	0
PIMCO StocksPLUS® International Fund (Unhedged)	0	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	0	0
PIMCO StocksPLUS® Long Duration Fund	0	0
PIMCO StocksPLUS® Short Fund	869,493	2,690,438
PIMCO StocksPLUS® Small Fund	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of March 31, 2018, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)
PIMCO StocksPLUS® Fund	$938,079	$62,666	$(19,598)	$43,068
PIMCO StocksPLUS® Absolute Return Fund	1,825,422	151,786	(58,924)	92,862
PIMCO StocksPLUS® International Fund (Unhedged)	1,994,917	80,572	(70,365)	10,207
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	3,407,714	222,298	(153,670)	68,628
PIMCO StocksPLUS® Long Duration Fund	764,629	44,715	(26,141)	18,574
PIMCO StocksPLUS® Short Fund	2,405,606	98,258	(137,220)	(38,962)
PIMCO StocksPLUS® Small Fund	1,552,298	148,806	(49,736)	99,070

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) on investments are attributable to open wash sale loss deferrals, unrealized gain or loss on certain futures, options and forward contracts, realized and unrealized gain (loss) swap contracts, passive foreign investment companies (PFICs), sale/buyback transactions, convertible preferred securities, straddle loss deferrals, Treasury Inflation Protected Securities (TIPs), and Lehman securities.

ANNUAL REPORT	MARCH 31, 2018	141

Notes to Financial Statements (Cont.)

March 31, 2018

For the fiscal years ended March 31, 2018 and March 31, 2017, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	March 31, 2018			March 31, 2017
	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)
PIMCO StocksPLUS® Fund	$13,001	$0	$0	$7,199	$0	$0
PIMCO StocksPLUS® Absolute Return Fund	63,140	190,222	0	7,001	0	0
PIMCO StocksPLUS® International Fund (Unhedged)	97,004	22,483	0	0	0	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	198,162	1,339	0	43,010	0	0
PIMCO StocksPLUS® Long Duration Fund	91,928	68,278	0	41,398	19,036	0
PIMCO StocksPLUS® Short Fund	43,503	0	0	0	0	0
PIMCO StocksPLUS® Small Fund	51,502	27,730	0	29,999	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

16. SUBSEQUENT EVENTS

On February 13, 2018, the Board approved a proposal to change the name of Class P for all Funds of the Trust that offer such class to I-2. The name change occurred on April 27, 2018.

There were no other subsequent events identified that require recognition or disclosure.

142	PIMCO STOCKSPLUS® FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® Long Duration Fund, PIMCO StocksPLUS® Short Fund and PIMCO StocksPLUS® Small Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® Long Duration Fund, PIMCO StocksPLUS® Short Fund and PIMCO StocksPLUS® Small Fund (seven of the funds constituting PIMCO Funds, hereafter collectively referred to as the “Funds”) as of March 31, 2018, the related statements of operations for the year ended March 31, 2018, the statements of changes in net assets for each of the two years in the period ended March 31, 2018, and for PIMCO StocksPLUS® Long Duration Fund, the statement of cash flows for the year ended March 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2018, for PIMCO StocksPLUS® Long Duration Fund, the results of its cash flows for the year then ended and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 24, 2018

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

ANNUAL REPORT	MARCH 31, 2018	143

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FBF	Credit Suisse International	MSB	Morgan Stanley Bank, N.A
BCY	Barclays Capital, Inc.	FICC	Fixed Income Clearing Corporation	MYC	Morgan Stanley Capital Services, Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC
BOS	Banc of America Securities LLC	GRE	RBS Securities, Inc.	NOM	Nomura Securities International Inc.
BPG	BNP Paribas Securities Corp.	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SGY	Societe Generale, New York
BSN	Bank of Nova Scotia	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale
CBK	Citibank N.A.	JML	JP Morgan Securities Plc	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	JPM	JP Morgan Chase Bank N.A.	TOR	Toronto Dominion Bank
FAR	Wells Fargo Bank National Association	JPS	JP Morgan Securities, Inc.	UAG	UBS AG Stamford
FBF	Credit Suisse International

Currency Abbreviations:
ARS	Argentine Peso	HKD	Hong Kong Dollar	NZD	New Zealand Dollar
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SEK	Swedish Krona
CAD	Canadian Dollar	INR	Indian Rupee	SGD	Singapore Dollar
CHF	Swiss Franc	JPY	Japanese Yen	TRY	Turkish New Lira
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	TWD	Taiwanese Dollar
DKK	Danish Krone	MXN	Mexican Peso	USD (or $)	United States Dollar
EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand
GBP	British Pound

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	PRIME	Daily US Prime Rate
ABX.HE	Asset-Backed Securities Index - Home Equity	EAFE	Europe, Australasia, and Far East Stock Index	S&P 500	Standard & Poor’s 500 Index
BADLARPP	Argentina Badlar Floating Rate Notes	EUR003M	3 Month EUR Swap Rate	T1Y	1 Year Treasury
BP0003M	3 Month GBP-LIBOR	EUR006M	6 Month EUR Swap Rate	UKRPI	United Kingdom Retail Prices Index
CDX.HY	Credit Derivatives Index - High Yield	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	US0001M	1 Month USD Swap Rate
CDX.IG	Credit Derivatives Index - Investment Grade	LIBOR01M	1 Month USD-LIBOR	US0003M	3 Month USD Swap Rate
CMBX	Commercial Mortgage-Backed Index	LIBOR03M	3 Month USD-LIBOR	US0006M	6 Month USD Swap Rate
COF 11	Cost of Funds - 11th District of San Francisco	NDDUEAFE	MSCI EAFE Index	US0012M	12 Month USD Swap Rate
CPTFEMU	Eurozone HICP ex-Tobacco Index

Other Abbreviations:
ABS	Asset-Backed Security	ESM	European Stability Mechanism	NCUA	National Credit Union Administration
AID	Agency International Development	EURIBOR	Euro Interbank Offered Rate	OAT	Obligations Assimilables du Trésor
ALT	Alternate Loan Trust	FDIC	Federal Deposit Insurance Corp.	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined
CDO	Collateralized Debt Obligation	MBS	Mortgage-Backed Security	TBD%	Interest rate to be determined when loan settles
CLO	Collateralized Loan Obligation	MSCI	Morgan Stanley Capital International	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company

144	PIMCO STOCKSPLUS® FUNDS

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction.   Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Funds’ dividend distribution that qualifies under tax law. The percentage of the following Funds’ Fiscal 2018 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below:

Qualified Dividend Income.   Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2018 was designated as ‘qualified dividend income’ as defined in the Act subject to reduced tax rates in 2018:

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).   Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s† )	Qualified Short-Term Capital Gain (000s†)
PIMCO StocksPLUS® Fund	1.36%	1.36%	$13,001	$0
PIMCO StocksPLUS® Absolute Return Fund	0.00%	0.00%	41,002	22,138
PIMCO StocksPLUS® International Fund (Unhedged)	0.00%	0.00%	97,004	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	0.00%	0.00%	199,501	0
PIMCO StocksPLUS® Long Duration Fund	0.00%	0.00%	50,001	41,927
PIMCO StocksPLUS® Short Fund	0.00%	0.00%	43,503	0
PIMCO StocksPLUS® Small Fund	0.00%	0.00%	27,455	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2019, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2018.

ANNUAL REPORT	MARCH 31, 2018	145

Management of the Trust

The charts below identify the Trustees and executive officers of the Trust. Unless otherwise indicated, the address of all persons below is 650 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call PIMCO at (888) 87-PIMCO or visit the Funds’ website at www.pimco.com.

Name, Year of Birth and Position Held with Trust*	Term of Office and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Public Company and Investment Company Directorships Held by Trustee During the Past 5 Years

Interested Trustees[1]

Brent R. Harris (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO. Formerly, member of Executive Committee, PIMCO.	162	Chairman and Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors, Investment Company Institute.

Peter G. Strelow (1970) Trustee	05/2017 to present	Managing Director and Co-Chief Operating Officer, PIMCO. Formerly, Chief Administrative Officer, PIMCO.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

Independent Trustees

George E. Borst (1948) Trustee	04/2015 to present	Executive Advisor, McKinsey & Company (since 10/14); Formerly, Executive Advisor, Toyota Financial Services (10/13-12/14); and CEO, Toyota Financial Services (1/01-9/13).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, MarineMax Inc.

Jennifer Holden Dunbar (1963) Trustee	04/2015 to present	Managing Director, Dunbar Partners, LLC (business consulting and investments). Formerly, Partner, Leonard Green & Partners, L.P.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT; Director, PS Business Parks; Director, Big 5 Sporting Goods Corporation.

Kym M. Hubbard (1957) Trustee	02/2017 to present	Formerly, Global Head of Investments, Chief Investment Officer and Treasurer, Ernst & Young.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, State Auto Financial Corporation.

Gary F. Kennedy (1955) Trustee	04/2015 to present	Formerly, Senior Vice President, General Counsel and Chief Compliance Officer, American Airlines and AMR Corporation (now American Airlines Group) (1/03-1/14).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

Peter B. McCarthy (1950) Trustee	04/2015 to present	Formerly, Assistant Secretary and Chief Financial Officer, United States Department of Treasury; Deputy Managing Director, Institute of International Finance.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Ronald C. Parker (1951) Lead Independent Trustee	07/2009 to present Lead Independent Trustee - 02/2017 to present	Director of Roseburg Forest Products Company. Formerly, Chairman of the Board, The Ford Family Foundation; and President, Chief Executive Officer, Hampton Affiliates (forestry products).	162	Lead Independent Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Trustee, PIMCO Equity Series and PIMCO Equity Series VIT.

*	Unless otherwise noted, the information for the individuals listed is as of March 31, 2018.
[1]	Mr. Harris and Mr. Strelow are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.
†	Trustees serve until their successors are duly elected and qualified.

146	PIMCO STOCKSPLUS® FUNDS

(Unaudited)

Executive Officers

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*

Peter G. Strelow (1970) President	01/2015 to present Senior Vice President 11/2013 to 01/2015 Vice President 05/2008 to 11/2013	Managing Director and Co-Chief Operating Officer, PIMCO. President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Chief Administrative Officer, PIMCO.

David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Chief Legal Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management of America L.P.

Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Managing Director and Chief Compliance Officer, PIMCO. Chief Compliance Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Brent R. Harris (1959) Senior Vice President	01/2015 to present President 03/2009 to 01/2015	Managing Director, PIMCO. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, member of Executive Committee, PIMCO.

Joshua D. Ratner (1976)** Vice President - Senior Counsel, Secretary	11/2013 to present Assistant Secretary 10/2007 to 01/2011	Executive Vice President and Deputy General Counsel, PIMCO. Chief Legal Officer, PIMCO Investments LLC. Vice President - Senior Counsel, Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Vice President, Secretary and Chief Legal Officer, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Ryan G. Leshaw (1980) Assistant Secretary	05/2012 to present	Senior Vice President and Senior Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Associate, Willkie Farr & Gallagher LLP.

Wu-Kwan Kit (1981) Assistant Secretary	08/2017 to present	Vice President and Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Assistant General Counsel, VanEck Associates Corp.

Stacie D. Anctil (1969) Vice President	05/2015 to present Assistant Treasurer 11/2003 to 05/2015	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

William G. Galipeau (1974) Vice President	11/2013 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Eric D. Johnson (1970)** Vice President	05/2011 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Bijal Y. Parikh (1978) Vice President	02/2017 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Greggory S. Wolf (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Trent W. Walker (1974) Treasurer	11/2013 to present Assistant Treasurer 05/2007 to 11/2013	Executive Vice President, PIMCO. Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Executive Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Colleen D. Miller (1980)** Assistant Treasurer	02/2017 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Vice President Cohen & Steers Capital Management.

Christopher M. Morin (1980) Assistant Treasurer	08/2016 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

ANNUAL REPORT	MARCH 31, 2018	147

Management of the Trust (Cont.)

(Unaudited)

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*

Jason J. Nagler (1982)** Assistant Treasurer	05/2015 to present	Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Head of Mutual Fund Reporting, GMO and Assistant Treasurer, GMO Trust and GMO Series Trust Funds.

*

The term “PIMCO-Sponsored Closed-End Funds” as used herein includes: PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund Inc., PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO Dynamic Credit and Mortgage Income Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II and PIMCO Strategic Income Fund, Inc.; the term “PIMCO-Sponsored Interval Funds” as used herein includes: PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund.

**	The address of these officers is Pacific Investment Management Company LLC, 1633 Broadway, New York, New York 10019.

148	PIMCO STOCKSPLUS® FUNDS

Privacy Policy1

(Unaudited)

The Funds2,3 consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ non-public personal information. The Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

OBTAINING PERSONAL INFORMATION

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers or sub-advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial advisor or consultant, and/or from information captured on applicable websites.

RESPECTING YOUR PRIVACY

As a matter of policy, the Funds do not disclose any non-public personal information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds or their affiliates may also retain non-affiliated companies to market Fund shares or products which use Fund shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm and/or financial advisor or consultant.

SHARING INFORMATION WITH THIRD PARTIES

The Funds reserve the right to disclose or report personal or account information to non-affiliated third parties in limited circumstances where the Funds believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect their rights or property, or upon reasonable request by any fund advised by PIMCO in which a shareholder has invested. In addition, the Funds may disclose information about a shareholder or a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

SHARING INFORMATION WITH AFFILIATES

The Funds may share shareholder information with their affiliates in connection with servicing shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, distributors or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds may share may include, for example, a shareholder’s participation in the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transactions with a shareholder, information captured on applicable websites, or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

PROCEDURES TO SAFEGUARD PRIVATE INFORMATION

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

INFORMATION COLLECTED FROM WEBSITES

Websites maintained by the Funds or their service providers may use a variety of technologies to collect information that help the Funds and their service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. In addition, the Funds or their Service Affiliates may use third parties to place advertisements for the Funds on other websites, including banner advertisements. Such third parties may collect anonymous information through the use of cookies or action tags (such as web beacons). The information these third parties collect is generally limited to technical and web navigation information, such as your IP address, web pages visited and browser type, and does not include personally identifiable information such as name, address, phone number or email address. If you are a registered user of the Funds’ website, the Funds or their service providers or third party firms engaged by the Funds or their service providers may collect or share

ANNUAL REPORT	MARCH 31, 2018	149

Privacy Policy1 (Cont.)

(Unaudited)

information submitted by you, which may include personally identifiable information. This information can be useful to the Funds when assessing and offering services and website features. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. The Funds do not look for web browser “do not track” requests.

CHANGES TO THE PRIVACY POLICY

From time to time, the Funds may update or revise this privacy policy. If there are changes to the terms of this privacy policy, documents containing the revised policy on the relevant website will be updated.

1 Amended as of February 14, 2017.

2 PIMCO Investments LLC (“PI”) serves as the Funds’ distributor. This Privacy Policy applies to the activities of PI to the extent that PI regularly effects or engages in transactions with or for a Fund shareholder who is the record owner of such shares. For purposes of this Privacy Policy, references to “the Funds” shall include PI when acting in this capacity.

3 When distributing this Policy, a Fund may combine the distribution with any similar distribution of its investment adviser’s privacy policy. The distributed, combined policy may be written in the first person (i.e., by using “we” instead of “the Funds”).

150	PIMCO STOCKSPLUS® FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, Class P, Administrative Class

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

DST Asset Manager Solutions, Inc.

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF3008AR_033118

PIMCO Funds

Annual Report

March 31, 2018

Tax-Efficient Strategy Funds

PIMCO California Intermediate Municipal Bond Fund

PIMCO California Municipal Bond Fund

PIMCO California Short Duration Municipal Income Fund

PIMCO High Yield Municipal Bond Fund

PIMCO Municipal Bond Fund

PIMCO National Intermediate Municipal Bond Fund

PIMCO New York Municipal Bond Fund

PIMCO Short Duration Municipal Income Fund

PIMCO Unconstrained Tax Managed Bond Fund

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		15
Benchmark Descriptions		17
Financial Highlights		18
Statements of Assets and Liabilities		26
Statements of Operations		30
Statements of Changes in Net Assets		32
Notes to Financial Statements		85
Report of Independent Registered Public Accounting Firm		110
Glossary		111
Federal Income Tax Information		112
Management of the Trust		113
Privacy Policy		116

Fund	Fund Summary	Schedule of Investments

PIMCO California Intermediate Municipal Bond Fund	6	34
PIMCO California Municipal Bond Fund	7	38
PIMCO California Short Duration Municipal Income Fund	8	42
PIMCO High Yield Municipal Bond Fund	9	46
PIMCO Municipal Bond Fund	10	55
PIMCO National Intermediate Municipal Bond Fund	11	62
PIMCO New York Municipal Bond Fund	12	66
PIMCO Short Duration Municipal Income Fund	13	71
PIMCO Unconstrained Tax Managed Bond Fund	14	75

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Following is the PIMCO Funds Annual Report, which covers the 12-month reporting period ended March 31, 2018. On the subsequent pages you will find specific details regarding investment results and a discussion of factors that most affected performance over the reporting period.

For the 12-month reporting period ended March 31, 2018

The U.S. economy continued to expand during the reporting period. Looking back, U.S. gross domestic product (GDP) expanded at an annual pace of 3.1%, 3.2% and 2.9% during the second, third and fourth quarters of 2017, respectively. The Commerce Department’s initial reading — released after the reporting period had ended — showed that first quarter 2018 GDP grew at an annual pace of 2.3%.

The Federal Reserve (Fed) continued to normalize monetary policy during the reporting period. After raising interest rates in March and June 2017, the Fed again raised rates in December, moving the federal funds rate up to a range between 1.25% and 1.50%. In addition, in October 2017, the Fed started to reduce its balance sheet. Finally, at its March 2018 meeting, the Fed again increased rates to a range between 1.50% and 1.75%. The Fed also indicated that it expected to make two additional rate hikes in 2018, although this will be data-dependent.

Economic activity outside the U.S. also accelerated during the reporting period. Regardless, the European Central Bank (ECB) and Bank of Japan maintained their highly accommodative monetary policies. Other central banks took a more hawkish stance. In November 2017, the Bank of England instituted its first rate hike since 2007, and the Bank of Canada raised rates twice during the reporting period. Meanwhile, the ECB indicated that it may pare back its quantitative easing program in 2018.

The U.S. Treasury yield curve flattened during the reporting period, as short-term rates moved up more than their longer-term counterparts. The increase in rates at the short end of the yield curve was mostly due to Fed interest rate hikes. The yield on the benchmark 10-year U.S. Treasury note was 2.74% at the end of the reporting period, up from 2.40% on March 31, 2017. U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 0.43% over the 12 months ended March 31, 2018. Meanwhile the Bloomberg Barclays U.S. Aggregate Bond Index, a widely used index of U.S. investment grade bonds, returned 1.20% over the period. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, outperformed the broad U.S. market. While there were periods of volatility, they performed well given overall solid investor demand. The ICE BofAML U.S. High Yield Index returned 3.69% over the reporting period, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 3.34% over the reporting period. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 12.99% over the reporting period.

Global equities generally rose over the first 10 months of the period. This rally was driven by a number of factors, including improving global growth, corporate profits that often exceeded expectations and, in the U.S., optimism surrounding the passage of a tax reform bill in December 2017. However, a portion of those gains were given back during the final two months of the period. This was partially due to concerns over less accommodative central bank policies and fears of a trade war. All told, U.S. equities, as represented by the S&P 500 Index, returned 13.99% over the reporting period. Emerging market equities, as measured by the MSCI Emerging Markets Index, returned 24.93% over the period, whereas global equities, as represented by the MSCI World Index, returned 13.59%. Elsewhere, Japanese equities, as represented by the Nikkei 225 Index, returned 15.50% over the reporting period and European equities, as represented by the MSCI Europe Index, returned -0.43%.

Commodity prices fluctuated but generally moved higher during the 12 months ended March 31, 2018. When the reporting period began, crude oil was approximately $51 a barrel. By the end of the period it was roughly $65 a

2	PIMCO TAX-EFFICIENT STRATEGY FUNDS

barrel. This ascent was driven in part by planned and observed production cuts by OPEC and the collapse in Venezuelan oil production, as well as good global growth maintaining demand. Elsewhere, gold and copper prices also moved higher over the reporting period.

Finally, during the reporting period, there were periods of volatility in the foreign exchange markets, possibly due, at least in part, to signs of improving global growth, decoupling central bank policies, and a number of geopolitical events. The U.S. dollar generally weakened against other major currencies over the reporting period. For example, the U.S. dollar fell 15.05%, 12.16% and 4.55% versus the euro, British pound and Japanese yen, respectively, during the 12 months ended March 31, 2018.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO. We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds May 24, 2018

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2018	3

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO California Intermediate Municipal Bond Fund, PIMCO California Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund, PIMCO New York Municipal Bond Fund, PIMCO Short Duration Municipal Income Fund and PIMCO Unconstrained Tax Managed Bond Fund (each a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal Risks in the Notes to Financial Statements.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure. Income from the PIMCO Unconstrained Tax Managed Bond Fund may be subject to Federal and state income taxes.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. However, the Average Annual Total Return table for the PIMCO Unconstrained Tax Managed Bond Fund discloses returns after taxes on Fund distributions. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Class A and Class C shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class and Class P shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. Each Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods.

4	PIMCO TAX-EFFICIENT STRATEGY FUNDS

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P*	Class A**	Class C	Diversification Status
PIMCO California Intermediate Municipal Bond Fund	08/31/99	08/31/99	04/30/08	10/19/99	08/31/09	Diversified
PIMCO California Municipal Bond Fund	05/31/12	05/31/12	05/31/12	05/31/12	05/31/12	Non-Diversified
PIMCO California Short Duration Municipal Income Fund	08/31/06	08/31/06	05/30/08	08/31/06	—	Diversified
PIMCO High Yield Municipal Bond Fund	07/31/06	07/31/06	04/30/08	07/31/06	12/29/06	Diversified
PIMCO Municipal Bond Fund	12/31/97	12/31/97	04/30/08	04/01/98	04/01/98	Diversified
PIMCO National Intermediate Municipal Bond Fund	05/31/12	05/31/12	05/31/12	05/31/12	05/31/12	Diversified
PIMCO New York Municipal Bond Fund	08/31/99	08/31/99	11/19/10	10/19/99	08/31/09	Non-Diversified
PIMCO Short Duration Municipal Income Fund	08/31/99	08/31/99	04/30/08	03/28/02	03/28/02	Diversified
PIMCO Unconstrained Tax Managed Bond Fund	01/30/09	01/30/09	09/10/09	01/30/09	01/30/09	Diversified

* See the Subsequent Events Note in the Notes to Financial Statements for information regarding the name of Class P.

** Effective March 23, 2018, Class D shares were automatically converted into Class A shares of the same Fund.

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Funds’ website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ANNUAL REPORT	MARCH 31, 2018	5

PIMCO California Intermediate Municipal Bond Fund

Institutional Class - PCIMX	Class A - PCMBX
Class P - PCIPX	Class C - PCFCX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	13.0%
Electric Power & Light Revenue	10.5%
Water Revenue	10.4%
Tax Increment/Allocation Revenue	9.3%
College & University Revenue	8.2%
Ad Valorem Property Tax	7.9%
Special Tax	7.3%
Highway Revenue Tolls	4.3%
Lease (Abatement)	4.3%
Port, Airport & Marina Revenue	3.6%
Sewer Revenue	2.8%
Special Assessment	2.5%
Sales Tax Revenue	2.2%
Recreational Revenue	2.0%
General Fund	1.6%
Natural Gas Revenue	1.1%
Other	3.6%
Short-Term Instruments‡	5.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO California Intermediate Municipal Bond Fund Institutional Class	2.01%	1.94%	3.27%	3.70%
PIMCO California Intermediate Municipal Bond Fund Class P	1.91%	1.84%	3.16%	3.61%
PIMCO California Intermediate Municipal Bond Fund Class A	1.68%	1.61%	2.93%	3.33%
PIMCO California Intermediate Municipal Bond Fund Class A (adjusted)	(0.61)%	0.84%	2.61%	3.16%
PIMCO California Intermediate Municipal Bond Fund Class C	0.92%	0.85%	2.16%	2.60%
PIMCO California Intermediate Municipal Bond Fund Class C (adjusted)	(0.07)%	0.85%	2.16%	2.60%
Bloomberg Barclays California Intermediate Municipal Bond Index	1.45%	2.27%	4.24%	4.65%
Lipper California Intermediate Municipal Debt Funds Average	1.95%	1.96%	3.55%	4.07%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end were 0.445% for the Institutional Class shares, 0.545% for Class P shares, 0.775% for Class A shares, and 1.525% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO California Intermediate Municipal Bond Fund seeks high current income exempt from federal and California income tax, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Duration positioning contributed to performance, as municipal yields rose.

»	Overweight exposure to the revenue backed segment contributed to performance, as the sector outperformed the general municipal market.

»	Select exposure to the special tax sector contributed to performance versus the benchmark.

»	Overweight exposure to the healthcare sector contributed to performance, as the sector outperformed the general municipal market.

»	Underweight exposure to the lease-backed sector detracted from performance, as the sector outperformed the general municipal market.

6	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO California Municipal Bond Fund

Institutional Class - PCTIX	Class A - PCTTX
Class P - PCTPX	Class C - PCTGX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	15.4%
Water Revenue	12.5%
Ad Valorem Property Tax	11.8%
Special Tax	6.8%
College & University Revenue	5.6%
Tobacco Settlement Funded	4.8%
Local or Guaranteed Housing	3.9%
Electric Power & Light Revenue	3.8%
Charter School Aid	3.5%
Port, Airport & Marina Revenue	3.2%
Natural Gas Revenue	3.0%
Special Assessment	2.8%
Sewer Revenue	2.4%
Tax Increment/Allocation Revenue	2.2%
Fuel Sales Tax Revenue	2.0%
General Fund	1.6%
Industrial Revenue	1.6%
Lease (Non-Terminable)	1.5%
Other	2.9%
Short-Term Instruments‡	8.7%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	Fund Inception (05/31/12)
PIMCO California Municipal Bond Fund Institutional Class	3.97%	3.68%	3.77%
PIMCO California Municipal Bond Fund Class P	3.86%	3.58%	3.67%
PIMCO California Municipal Bond Fund Class A	3.60%	3.32%	3.41%
PIMCO California Municipal Bond Fund Class A (adjusted)	1.29%	2.52%	2.74%
PIMCO California Municipal Bond Fund Class C	2.83%	2.55%	2.65%
PIMCO California Municipal Bond Fund Class C (adjusted)	1.83%	2.55%	2.65%
Bloomberg Barclays California Municipal Bond Index	2.88%	3.07%	3.32%
Lipper California Municipal Debt Funds Average	3.18%	3.11%	3.43%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio in effect as of period end were 0.46% for the Institutional Class shares, 0.56% for Class P shares, 0.81% for Class A shares, and 1.56% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO California Municipal Bond Fund seeks high current income exempt from federal and California income tax by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Duration positioning contributed to performance, as municipal yields rose.

»	Overweight exposure to the revenue-backed segment contributed to performance, as the sector outperformed the general municipal market.

»	Select exposure to the special tax sector contributed to performance versus the benchmark.

»	Select exposure to the tobacco sector detracted from performance versus the benchmark.

»	A modest short municipal credit position detracted from performance, as municipal credit spreads tightened.

ANNUAL REPORT	MARCH 31, 2018	7

PIMCO California Short Duration Municipal Income Fund

Institutional Class - PCDIX	Class A - PCDAX
Class P - PCDPX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

Municipal Bonds & Notes
Tax Increment/Allocation Revenue	12.3%
Health, Hospital & Nursing Home Revenue	11.6%
Electric Power & Light Revenue	9.8%
Special Tax	7.4%
Recreational Revenue	5.7%
College & University Revenue	5.0%
Port, Airport & Marina Revenue	4.7%
Water Revenue	4.6%
Highway Revenue Tolls	4.6%
Sales Tax Revenue	4.3%
Miscellaneous Revenue	3.6%
Lease (Abatement)	3.4%
Tobacco Settlement Funded	3.3%
General Fund	3.2%
Special Assessment	2.9%
Sewer Revenue	2.8%
Local or Guaranteed Housing	2.7%
Industrial Revenue	2.4%
Resource Recovery Revenue	1.5%
Ad Valorem Property Tax	1.4%
Other	0.1%
Short-Term Instruments‡	2.7%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (08/31/06)
PIMCO California Short Duration Municipal Income Fund Institutional Class	0.82%	0.68%	1.25%	1.54%
PIMCO California Short Duration Municipal Income Fund Class P	0.72%	0.58%	1.15%	1.44%
PIMCO California Short Duration Municipal Income Fund Class A	0.41%	0.28%	0.84%	1.13%
PIMCO California Short Duration Municipal Income Fund Class A (adjusted)	(1.85)%	(0.18)%	0.62%	0.94%
Bloomberg Barclays California 1 Year Municipal Bond Index	0.51%	0.61%	1.33%	1.75%
Lipper California Short/Intermediate Municipal Debt Funds Average	0.37%	0.95%	2.27%	2.37%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end were 0.33% for the Institutional Class shares, 0.43% for Class P shares, and 0.73% for Class A shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO California Short Duration Municipal Income Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Duration positioning detracted from performance, as municipal yields rose.

»	Overweight exposure to the revenue-backed segment contributed to performance, as the sector outperformed the general municipal market.

»	Select exposure to the special tax sector contributed to performance versus the benchmark.

»	Overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the general municipal market.

»	Select exposure to the housing sector detracted from performance versus the benchmark.

8	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO High Yield Municipal Bond Fund

Institutional Class - PHMIX	Class A - PYMAX
Class P - PYMPX	Class C - PYMCX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	21.7%
Tobacco Settlement Funded	10.6%
Port, Airport & Marina Revenue	5.7%
Natural Gas Revenue	5.7%
Highway Revenue Tolls	4.9%
Ad Valorem Property Tax	4.3%
Miscellaneous Revenue	3.9%
Sales Tax Revenue	3.7%
Appropriations	3.3%
College & University Revenue	3.0%
Electric Power & Light Revenue	2.8%
Local or Guaranteed Housing	2.8%
Industrial Revenue	2.5%
Sewer Revenue	2.5%
Charter School Aid	2.5%
Resource Recovery Revenue	1.9%
Water Revenue	1.3%
Transit Revenue	1.2%
Nuclear Revenue	1.2%
Other	5.9%
Short-Term Instruments‡	7.3%
Corporate Bonds & Notes	1.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (07/31/06)
PIMCO High Yield Municipal Bond Fund Institutional Class	6.28%	4.68%	5.01%	4.12%
PIMCO High Yield Municipal Bond Fund Class P	6.17%	4.58%	4.91%	4.02%
PIMCO High Yield Municipal Bond Fund Class A	5.96%	4.37%	4.72%	3.82%
PIMCO High Yield Municipal Bond Fund Class A (adjusted)	3.57%	3.57%	4.24%	3.55%
PIMCO High Yield Municipal Bond Fund Class C	5.17%	3.59%	3.94%	3.05%
PIMCO High Yield Municipal Bond Fund Class C (adjusted)	4.17%	3.59%	3.94%	3.05%
Bloomberg Barclays High Yield Municipal Bond Index	6.03%	4.06%	5.61%	4.71%
Lipper High Yield Municipal Debt Funds Average	5.03%	3.83%	4.75%	3.87%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end were 0.58% for the Institutional Class shares, 0.68% for Class P shares, 0.88% for Class A shares, and 1.63% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO High Yield Municipal Bond Fund seeks high current income exempt from federal income tax, with total return as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Duration positioning contributed to performance, as municipal yields rose.

»	Select exposure to the high yield general obligation sector detracted from performance versus the benchmark.

»	Underweight exposure to the high yield special tax sector contributed to performance, as the sector underperformed the general high yield municipal market.

»	Select exposure to the high yield transportation sector contributed to performance versus the benchmark.

»	Underweight exposure to the high yield tobacco sector detracted from performance, as the sector outperformed the general high yield municipal market.

ANNUAL REPORT	MARCH 31, 2018	9

PIMCO Municipal Bond Fund

Institutional Class - PFMIX	Class A - PMLAX
Class P - PMUPX	Class C - PMLCX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	18.6%
Highway Revenue Tolls	8.9%
Natural Gas Revenue	7.4%
Port, Airport & Marina Revenue	7.2%
Electric Power & Light Revenue	6.1%
Tobacco Settlement Funded	4.9%
Water Revenue	4.4%
Ad Valorem Property Tax	3.8%
Lease (Abatement)	3.6%
Miscellaneous Revenue	3.4%
Income Tax Revenue	3.4%
Sales Tax Revenue	3.0%
Transit Revenue	2.6%
College & University Revenue	2.5%
Industrial Revenue	1.9%
Sewer Revenue	1.8%
Appropriations	1.7%
Local or Guaranteed Housing	1.4%
General Fund	1.3%
Recreational Revenue	1.3%
Resource Recovery Revenue	1.0%
Other	2.6%
Short-Term Instruments‡	6.7%
Corporate Bonds & Notes	0.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (12/31/97)
PIMCO Municipal Bond Fund Institutional Class	4.80%	3.53%	3.97%	4.13%
PIMCO Municipal Bond Fund Class P	4.70%	3.42%	3.87%	4.01%
PIMCO Municipal Bond Fund Class A	4.48%	3.21%	3.65%	3.78%
PIMCO Municipal Bond Fund Class A (adjusted)	2.13%	2.42%	3.34%	3.63%
PIMCO Municipal Bond Fund Class C	3.96%	2.69%	3.14%	3.27%
PIMCO Municipal Bond Fund Class C (adjusted)	2.96%	2.69%	3.14%	3.27%
Bloomberg Barclays Municipal Bond Index	2.66%	2.73%	4.40%	4.69%
Lipper General & Insured Municipal Debt Funds Average	2.92%	2.53%	4.13%	3.99%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end were 0.48% for the Institutional Class shares, 0.58% for Class P shares, 0.79% for Class A shares, and 1.29% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Municipal Bond Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Duration positioning contributed to performance, as municipal yields rose.

»	Overweight exposure to the revenue-backed segment contributed to performance, as the segment outperformed the general municipal market.

»	Overweight exposure to the healthcare sector contributed to performance, as the sector outperformed the general municipal market.

»	Underweight exposure to the education sector detracted from performance, as the sector outperformed the general municipal market.

»	A modest short municipal credit position detracted from performance, as municipal credit spreads tightened.

10	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO National Intermediate Municipal Bond Fund

Institutional Class - PMNIX	Class A - PMNTX
Class P - PMNPX	Class C - PMNNX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	13.9%
Highway Revenue Tolls	8.3%
Electric Power & Light Revenue	7.2%
Natural Gas Revenue	7.2%
College & University Revenue	7.0%
Port, Airport & Marina Revenue	6.3%
Water Revenue	4.9%
Ad Valorem Property Tax	4.5%
Tobacco Settlement Funded	3.6%
Income Tax Revenue	3.2%
Economic Development Revenue	3.1%
Hotel Occupancy Tax	2.9%
Miscellaneous Taxes	2.7%
Appropriations	2.3%
Miscellaneous Revenue	2.3%
Transit Revenue	2.0%
Sales Tax Revenue	1.7%
General Fund	1.6%
Fuel Sales Tax Revenue	1.6%
Lease (Appropriation)	1.6%
Other	1.7%
Short-Term Instruments‡	10.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	Fund Inception (05/31/12)
PIMCO National Intermediate Municipal Bond Fund Institutional Class	2.76%	2.41%	2.77%
PIMCO National Intermediate Municipal Bond Fund Class P	2.66%	2.31%	2.67%
PIMCO National Intermediate Municipal Bond Fund Class A	2.40%	2.05%	2.42%
PIMCO National Intermediate Municipal Bond Fund Class A (adjusted)	0.08%	1.27%	1.75%
PIMCO National Intermediate Municipal Bond Fund Class C	1.89%	1.54%	1.91%
PIMCO National Intermediate Municipal Bond Fund Class C (adjusted)	0.89%	1.54%	1.91%
Bloomberg Barclays 1-15 Year Municipal Bond Index	1.81%	2.20%	2.32%
Lipper Intermediate Municipal Debt Funds Average	1.88%	1.76%	1.97%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio in effect as of period end were 0.45% for the Institutional Class shares, 0.55% for Class P shares, 0.80% for Class A shares, and 1.30% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO National Intermediate Municipal Bond Fund seeks maximum tax exempt income by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Overweight exposure to the revenue-backed segment contributed to performance, as the sector outperformed the general municipal market.

»	Overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the general municipal market.

»	Overweight exposure to the transportation sector contributed to performance, as the sector outperformed the general municipal market.

»	Underweight exposure to the lease-backed sector detracted from performance, as the sector outperformed the general municipal market.

»	Underweight exposure to the housing sector detracted from performance, as the sector outperformed the general municipal market.

ANNUAL REPORT	MARCH 31, 2018	11

PIMCO New York Municipal Bond Fund

Institutional Class - PNYIX	Class A - PNYAX
Class P - PNYPX	Class C - PBFCX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

Municipal Bonds & Notes
College & University Revenue	17.7%
Income Tax Revenue	8.4%
Health, Hospital & Nursing Home Revenue	7.6%
Transit Revenue	6.7%
Water Revenue	6.3%
Port, Airport & Marina Revenue	5.9%
Industrial Revenue	5.6%
Miscellaneous Revenue	5.1%
Electric Power & Light Revenue	5.0%
Tobacco Settlement Funded	4.1%
Ad Valorem Property Tax	3.1%
Highway Revenue Tolls	2.6%
Miscellaneous Taxes	2.3%
Sales Tax Revenue	2.1%
Recreational Revenue	1.9%
Hotel Occupancy Tax	1.6%
Lease Revenue	1.4%
Local or Guaranteed Housing	1.3%
Other	1.2%
Short-Term Instruments‡	10.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO New York Municipal Bond Fund Institutional Class	2.93%	3.02%	4.07%	4.79%
PIMCO New York Municipal Bond Fund Class P	2.83%	2.92%	3.97%	4.70%
PIMCO New York Municipal Bond Fund Class A	2.59%	2.68%	3.73%	4.42%
PIMCO New York Municipal Bond Fund Class A (adjusted)	0.29%	1.90%	3.41%	4.25%
PIMCO New York Municipal Bond Fund Class C	1.83%	1.92%	2.96%	3.68%
PIMCO New York Municipal Bond Fund Class C (adjusted)	0.83%	1.92%	2.96%	3.68%
Bloomberg Barclays New York Municipal Bond Index	2.31%	2.73%	4.28%	4.79%
Lipper New York Municipal Debt Funds Average	2.27%	2.31%	3.88%	4.14%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end were 0.455% for the Institutional Class shares, 0.555% for Class P shares, 0.785% for Class A shares, and 1.535% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO New York Municipal Bond Fund seeks high current income exempt from federal and New York income tax, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax (“New York Municipal Bonds”). New York Municipal Bonds are generally issued by or on behalf of the State of New York and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of New York whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Duration positioning contributed to performance, as municipal yields rose.

»	Select exposure to the revenue-backed segment contributed to performance, as the sector outperformed the general municipal market.

»	Overweight exposure to the education sector contributed to performance, as the sector outperformed the general municipal market.

»	Overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the general municipal market.

»	Underweight exposure to the water and sewer sector detracted from performance, as the sector outperformed the general municipal market.

12	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO Short Duration Municipal Income Fund

Institutional Class - PSDIX	Class A - PSDAX
Class P - PSDPX	Class C - PSDCX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	13.9%
Electric Power & Light Revenue	12.0%
Ad Valorem Property Tax	11.2%
Industrial Revenue	10.7%
Highway Revenue Tolls	9.3%
Miscellaneous Revenue	5.5%
Natural Gas Revenue	5.3%
Tobacco Settlement Funded	4.3%
Port, Airport & Marina Revenue	3.9%
Appropriations	3.3%
General Fund	2.8%
College & University Revenue	2.7%
Sales Tax Revenue	2.2%
Resource Recovery Revenue	2.2%
Fuel Sales Tax Revenue	1.6%
Other	2.9%
Short-Term Instruments‡	6.2%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO Short Duration Municipal Income Fund Institutional Class	1.03%	0.85%	0.28%	1.47%
PIMCO Short Duration Municipal Income Fund Class P	0.93%	0.75%	0.18%	1.36%
PIMCO Short Duration Municipal Income Fund Class A	0.63%	0.45%	(0.12)%	1.07%
PIMCO Short Duration Municipal Income Fund Class A (adjusted)	(1.60)%	(0.02)%	(0.34)%	0.94%
PIMCO Short Duration Municipal Income Fund Class C	0.33%	0.15%	(0.41)%	0.70%
PIMCO Short Duration Municipal Income Fund Class C (adjusted)	(0.67)%	0.15%	(0.41)%	0.70%
Bloomberg Barclays 1 Year Municipal Bond Index	0.61%	0.66%	1.34%	2.30%
Lipper Short Municipal Debt Funds Average	0.66%	0.49%	1.33%	2.31%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end were 0.33% for the Institutional Class shares, 0.43% for Class P shares, 0.73% for Class A shares, and 1.03% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Short Duration Municipal Income Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Duration positioning detracted from performance, as municipal yields rose.

»	Overweight exposure to the revenue-backed segment contributed to performance, as the sector outperformed the general municipal market.

»	Overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the general municipal market.

»	Overweight exposure to the transportation sector contributed to performance, as the sector outperformed the general municipal market.

»	Underweight exposure to the water and sewer sector detracted from performance, as the sector outperformed the general municipal market.

ANNUAL REPORT	MARCH 31, 2018	13

PIMCO Unconstrained Tax Managed Bond Fund

Institutional Class - PUTIX	Class A - ATMAX
Class P - PUTPX	Class C - ATMCX

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of 03/31/2018†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	12.6%
Ad Valorem Property Tax	10.4%
Tobacco Settlement Funded	8.3%
Miscellaneous Revenue	6.1%
Water Revenue	6.0%
Port, Airport & Marina Revenue	4.5%
Lease Revenue	3.5%
Electric Power & Light Revenue	3.4%
Industrial Revenue	2.9%
College & University Revenue	2.5%
Income Tax Revenue	2.3%
Miscellaneous Taxes	1.8%
Casinos	1.7%
Highway Revenue Tolls	1.2%
Sales Tax Revenue	1.2%
Other	1.1%
U.S. Treasury Obligations	10.9%
U.S. Government Agencies	7.9%
Asset-Backed Securities	5.2%
Short-Term Instruments	2.7%
Other	3.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	Fund Inception (01/30/09)
PIMCO Unconstrained Tax Managed Bond Fund Institutional Class	6.21%	2.82%	3.33%
PIMCO Unconstrained Tax Managed Bond Fund Institutional Class Shares After Taxes on Distributions	5.13%	2.26%	2.80%
PIMCO Unconstrained Tax Managed Bond Fund Institutional Class Shares After Taxes on Distributions and Sale of Fund Shares	4.63%	2.34%	2.67%
PIMCO Unconstrained Tax Managed Bond Fund Class P	6.11%	2.71%	3.23%
PIMCO Unconstrained Tax Managed Bond Fund Class P Shares After Taxes on Distributions	5.05%	2.17%	2.72%
PIMCO Unconstrained Tax Managed Bond Fund Class P Shares After Taxes on Distributions and Sale of Fund Shares	4.55%	2.25%	2.58%
PIMCO Unconstrained Tax Managed Bond Fund Class A	5.79%	2.41%	2.92%
PIMCO Unconstrained Tax Managed Bond Fund Class A (adjusted)	1.81%	1.63%	2.49%
PIMCO Unconstrained Tax Managed Bond Fund Class A (w/Sales Charge and After Taxes on Distributions)	0.86%	1.14%	2.05%
PIMCO Unconstrained Tax Managed Bond Fund Class A (w/Sales Charge and After Taxes on Distributions and Sale of Fund Shares)	1.91%	1.40%	1.99%
PIMCO Unconstrained Tax Managed Bond Fund Class C	5.01%	1.67%	2.20%
PIMCO Unconstrained Tax Managed Bond Fund Class C (adjusted)	4.01%	1.67%	2.20%
PIMCO Unconstrained Tax Managed Bond Fund Class C (w/Sales Charge and After Taxes on Distributions)	3.19%	1.29%	1.90%
PIMCO Unconstrained Tax Managed Bond Fund Class C (w/Sales Charge and After Taxes on Distributions and Sale of Fund Shares)	3.09%	1.38%	1.75%
3 Month USD LIBOR After Tax	0.78%	0.36%	0.34%
Lipper Alternative Credit Focus Funds Average	2.92%	1.93%	5.51%♦

All Fund returns are net of fees and expenses.

♦ Average annual total return since 01/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end were 0.71% for the Institutional Class shares, 0.81% for Class P shares, 1.11% for Class A shares, and 1.86% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Unconstrained Tax Managed Bond Fund seeks maximum long-term after-tax return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Long exposure to non-agency mortgages added to performance. The BAML Fixed Rate Home Equity Index, which generally tracks the price performance of non-agency mortgages, increased.

»	Municipal bond positioning contributed to performance, driven by long exposure to tax exempt municipal bonds and positive municipal bond total returns over the reporting period.

»	Long exposure to collateralized debt added to performance. The J.P. Morgan Collateralized Loan Obligation Index (CLOIE) saw an increase in year-to-date returns.

»	Long positions in U.S. nominal rates, primarily at the 5-7 year portion of the yield curve, detracted from performance as yields increased.

»	Short currency positioning in the euro for most of the reporting period detracted, as the currencies appreciated against the U.S. dollar over the reporting period.

»	Short exposure to Italian rates later in the reporting period detracted from performance, as yields declined.

14	PIMCO TAX-EFFICIENT STRATEGY FUNDS

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from October 1, 2017 to March 31, 2018 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO California Intermediate Municipal Bond Fund
Institutional Class	$1,000.00	$993.00	$2.21	$1,000.00	$1,022.71	$2.24	0.445%
Class P	1,000.00	992.50	2.71	1,000.00	1,022.21	2.75	0.545
Class A	1,000.00	991.40	3.85	1,000.00	1,021.07	3.91	0.775
Class C	1,000.00	987.70	7.56	1,000.00	1,017.33	7.67	1.525
PIMCO California Municipal Bond Fund
Institutional Class	$1,000.00	$1,004.80	$2.55	$1,000.00	$1,022.39	$2.57	0.51	%(a)
Class P	1,000.00	1,004.30	3.05	1,000.00	1,021.89	3.07	0.61	(a)
Class A	1,000.00	1,003.10	4.29	1,000.00	1,020.64	4.33	0.86	(a)
Class C	1,000.00	999.30	8.03	1,000.00	1,016.90	8.10	1.61	(a)
PIMCO California Short Duration Municipal Income Fund
Institutional Class	$1,000.00	$996.70	$1.64	$1,000.00	$1,023.29	$1.66	0.33%
Class P	1,000.00	996.20	2.14	1,000.00	1,022.79	2.17	0.43
Class A	1,000.00	994.70	3.63	1,000.00	1,021.29	3.68	0.73

ANNUAL REPORT	MARCH 31, 2018	15

Expense Examples (Cont.)

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO High Yield Municipal Bond Fund
Institutional Class	$1,000.00	$1,016.00	$3.17	$1,000.00	$1,021.79	$3.18	0.63	%(b)
Class P	1,000.00	1,015.50	3.67	1,000.00	1,021.29	3.68	0.73	(b)
Class A	1,000.00	1,014.40	4.67	1,000.00	1,020.29	4.68	0.93	(b)
Class C	1,000.00	1,010.70	8.42	1,000.00	1,016.55	8.45	1.68	(b)
PIMCO Municipal Bond Fund
Institutional Class	$1,000.00	$1,005.70	$2.50	$1,000.00	$1,022.44	$2.52	0.50	%(c)
Class P	1,000.00	1,005.20	3.00	1,000.00	1,021.94	3.02	0.60	(c)
Class A	1,000.00	1,004.20	4.05	1,000.00	1,020.89	4.08	0.81	(c)
Class C	1,000.00	1,001.70	6.54	1,000.00	1,018.40	6.59	1.31	(c)
PIMCO National Intermediate Municipal Bond Fund
Institutional Class	$1,000.00	$993.90	$2.24	$1,000.00	$1,022.69	$2.27	0.45%
Class P	1,000.00	993.40	2.73	1,000.00	1,022.19	2.77	0.55
Class A	1,000.00	992.20	3.97	1,000.00	1,020.94	4.03	0.80
Class C	1,000.00	989.70	6.45	1,000.00	1,018.45	6.54	1.30
PIMCO New York Municipal Bond Fund
Institutional Class	$1,000.00	$1,001.80	$2.52	$1,000.00	$1,022.41	$2.55	0.505	%(d)
Class P	1,000.00	1,001.30	3.02	1,000.00	1,021.91	3.05	0.605	(d)
Class A	1,000.00	1,000.10	4.16	1,000.00	1,020.77	4.21	0.835	(d)
Class C	1,000.00	996.40	7.89	1,000.00	1,017.03	7.97	1.585	(d)
PIMCO Short Duration Municipal Income Fund
Institutional Class	$1,000.00	$997.80	$1.64	$1,000.00	$1,023.29	$1.66	0.33%
Class P	1,000.00	997.30	2.14	1,000.00	1,022.79	2.17	0.43
Class A	1,000.00	995.80	3.63	1,000.00	1,021.29	3.68	0.73
Class C	1,000.00	994.30	5.12	1,000.00	1,019.80	5.19	1.03
PIMCO Unconstrained Tax Managed Bond Fund
Institutional Class	$1,000.00	$1,023.90	$3.78	$1,000.00	$1,021.19	$3.78	0.75%
Class P	1,000.00	1,023.40	4.29	1,000.00	1,020.69	4.28	0.85
Class A	1,000.00	1,021.90	5.80	1,000.00	1,019.20	5.79	1.15
Class C	1,000.00	1,018.10	9.56	1,000.00	1,015.46	9.55	1.90

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

(a) The Net Annualized Expense Ratio reflected in the expense example above includes 0.07% of non-cash interest expense as shown in the Financial Statements. If the example excluded non-cash interest expense, Expenses Paid During Period would have been $2.20, $2.70, $3.95, $7.68 for Actual Performance and $2.22, $2.72, $3.98, $7.75 for Hypothetical Performance for Institutional Class, Class P, Class A and Class C, respectively. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in Tender Option Bonds (“TOBs”) transaction accounted for as secured borrowing. Refer to Note 5, Borrowings and Other Financing Transactions, in the Notes to Financial Statements for additional information regarding TOBs.

(b) The Net Annualized Expense Ratio reflected in the expense example above includes 0.08% of non-cash interest expense as shown in the Financial Statements. If the example excluded non-cash interest expense, Expenses Paid During Period would have been $2.76, $3.27, $4.27, $8.02, for Actual Performance and $2.77, $3.28, $4.28, $8.05, for Hypothetical Performance for Institutional Class, Class P, Class A and Class C, respectively. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in Tender Option Bonds (“TOBs”) transaction accounted for as secured borrowing. Refer to Note 5, Borrowings and Other Financing Transactions, in the Notes to Financial Statements for additional information regarding TOBs.

(c) The Net Annualized Expense Ratio reflected in the expense example above includes 0.06% of non-cash interest expense as shown in the Financial Statements. If the example excluded non-cash interest expense, Expenses Paid During Period would have been $2.20, $2.70, $3.75, $6.24, for Actual Performance and $2.22, $2.72, $3.78, $6.29, for Hypothetical Performance for Institutional Class, Class P, Class A and Class C, respectively. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in Tender Option Bonds (“TOBs”) transaction accounted for as secured borrowing. Refer to Note 5, Borrowings and Other Financing Transactions, in the Notes to Financial Statements for additional information regarding TOBs.

(d) The Net Annualized Expense Ratio reflected in the expense example above includes 0.06% of non-cash interest expense as shown in the Financial Statements. If the example excluded non-cash interest expense, Expenses Paid During Period would have been $2.22, $2.72, $3.86, $7.59, for Actual Performance and $2.24, $2.75, $3.91, $7.67, for Hypothetical Performance for Institutional Class, Class P, Class A and Class C, respectively. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in Tender Option Bonds (“TOBs”) transaction accounted for as secured borrowing. Refer to Note 5, Borrowings and Other Financing Transactions, in the Notes to Financial Statements for additional information regarding TOBs.

16	PIMCO TAX-EFFICIENT STRATEGY FUNDS

Benchmark Descriptions

Index*	Benchmark Descriptions

3 Month USD LIBOR After Tax	3 Month USD LIBOR After Tax. LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

Bloomberg Barclays 1 Year Municipal Bond Index	Bloomberg Barclays 1 Year Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long term tax-exempt bond market. To be included in the Index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.

Bloomberg Barclays 1-15 Year Municipal Bond Index	Bloomberg Barclays 1-15 Year Municipal Bond Index consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to 17 years. It is an unmanaged index representative of the tax exempt bond market.

Bloomberg Barclays California 1 Year Municipal Bond Index	Bloomberg Barclays California 1 Year Municipal Bond Index is an unmanaged index comprised of California Municipal Bond issues having a maturity of at least one year and less than two years.

Bloomberg Barclays California Intermediate Municipal Bond Index	Bloomberg Barclays California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year.

Bloomberg Barclays California Municipal Bond Index	The Bloomberg Barclays California Municipal Bond Index is the California component of the Bloomberg Barclays Municipal Bond Index, which consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year.

Bloomberg Barclays High Yield Municipal Bond Index	The Bloomberg Barclays High Yield Municipal Bond Index measures the non-investment grade and non-rated U.S. tax-exempt bond market. It is an unmanaged index made up of dollar-denominated, fixed-rate municipal securities that are rated Ba1/BB+/BB+ or below or non-rated and that meet specified maturity, liquidity, and quality requirements.

Bloomberg Barclays Municipal Bond Index	Bloomberg Barclays Municipal Bond Index consists of a broad selection of investment- grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year.

Bloomberg Barclays New York Municipal Bond Index	The Bloomberg Barclays New York Municipal Bond Index is the New York component of the Bloomberg Barclays Municipal Bond Index, which consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year.

* It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2018	17

Financial Highlights

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year^:	Net Asset Value Beginning of Year	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO California Intermediate Municipal Bond Fund
Institutional Class
03/31/2018	$9.69	$0.25	$(0.05)	$0.20	$(0.25)	$0.00	$(0.25)
03/31/2017	9.97	0.24	(0.28)	(0.04)	(0.24)	0.00	(0.24)
03/31/2016	9.86	0.25	0.11	0.36	(0.25)	0.00	(0.25)
03/31/2015	9.68	0.22	0.19	0.41	(0.23)	0.00	(0.23)
03/31/2014	9.86	0.20	(0.18)	0.02	(0.20)	0.00	(0.20)
Class P
03/31/2018	9.69	0.24	(0.05)	0.19	(0.24)	0.00	(0.24)
03/31/2017	9.97	0.23	(0.28)	(0.05)	(0.23)	0.00	(0.23)
03/31/2016	9.86	0.24	0.11	0.35	(0.24)	0.00	(0.24)
03/31/2015	9.68	0.22	0.18	0.40	(0.22)	0.00	(0.22)
03/31/2014	9.86	0.20	(0.19)	0.01	(0.19)	0.00	(0.19)
Class A
03/31/2018	9.69	0.21	(0.05)	0.16	(0.21)	0.00	(0.21)
03/31/2017	9.97	0.21	(0.28)	(0.07)	(0.21)	0.00	(0.21)
03/31/2016	9.86	0.22	0.11	0.33	(0.22)	0.00	(0.22)
03/31/2015	9.68	0.19	0.18	0.37	(0.19)	0.00	(0.19)
03/31/2014	9.86	0.17	(0.18)	(0.01)	(0.17)	0.00	(0.17)
Class C
03/31/2018	9.69	0.14	(0.05)	0.09	(0.14)	0.00	(0.14)
03/31/2017	9.97	0.14	(0.28)	(0.14)	(0.14)	0.00	(0.14)
03/31/2016	9.86	0.14	0.11	0.25	(0.14)	0.00	(0.14)
03/31/2015	9.68	0.12	0.18	0.30	(0.12)	0.00	(0.12)
03/31/2014	9.86	0.10	(0.18)	(0.08)	(0.10)	0.00	(0.10)

PIMCO California Municipal Bond Fund
Institutional Class
03/31/2018	$10.52	$0.33	$0.09	$0.42	$(0.33)	$0.00	$(0.33)
03/31/2017	10.81	0.32	(0.29)	0.03	(0.32)	0.00	(0.32)
03/31/2016	10.47	0.30	0.34	0.64	(0.30)	0.00	(0.30)
03/31/2015	10.03	0.26	0.43	0.69	(0.25)	0.00	(0.25)
03/31/2014	10.14	0.23	(0.12)	0.11	(0.22)	0.00	(0.22)
Class P
03/31/2018	10.52	0.32	0.08	0.40	(0.31)	0.00	(0.31)
03/31/2017	10.81	0.31	(0.29)	0.02	(0.31)	0.00	(0.31)
03/31/2016	10.47	0.29	0.34	0.63	(0.29)	0.00	(0.29)
03/31/2015	10.03	0.25	0.43	0.68	(0.24)	0.00	(0.24)
03/31/2014	10.14	0.22	(0.12)	0.10	(0.21)	0.00	(0.21)
Class A
03/31/2018	10.52	0.30	0.08	0.38	(0.29)	0.00	(0.29)
03/31/2017	10.81	0.28	(0.29)	(0.01)	(0.28)	0.00	(0.28)
03/31/2016	10.47	0.27	0.34	0.61	(0.27)	0.00	(0.27)
03/31/2015	10.03	0.22	0.44	0.66	(0.22)	0.00	(0.22)
03/31/2014	10.14	0.19	(0.11)	0.08	(0.19)	0.00	(0.19)
Class C
03/31/2018	10.52	0.22	0.08	0.30	(0.21)	0.00	(0.21)
03/31/2017	10.81	0.20	(0.29)	(0.09)	(0.20)	0.00	(0.20)
03/31/2016	10.47	0.19	0.34	0.53	(0.19)	0.00	(0.19)
03/31/2015	10.03	0.15	0.43	0.58	(0.14)	0.00	(0.14)
03/31/2014	10.14	0.12	(0.12)	0.00	(0.11)	0.00	(0.11)

PIMCO California Short Duration Municipal Income Fund
Institutional Class
03/31/2018	$9.87	$0.14	$(0.06)	$0.08	$(0.13)	$0.00	$(0.13)
03/31/2017	9.94	0.10	(0.07)	0.03	(0.10)	0.00	(0.10)
03/31/2016	9.94	0.09	0.00	0.09	(0.09)	0.00	(0.09)
03/31/2015	9.93	0.08	0.01	0.09	(0.08)	0.00	(0.08)
03/31/2014	9.98	0.08	(0.05)	0.03	(0.08)	0.00	(0.08)

18	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$9.64	2.01%	$57,131	0.445%	0.445%	0.445%	0.445%	2.52%	15%
9.69	(0.37)	41,743	0.445	0.445	0.445	0.445	2.44	41
9.97	3.70	51,348	0.445	0.445	0.445	0.445	2.53	24
9.86	4.22	52,171	0.445	0.445	0.445	0.445	2.28	10
9.68	0.25	63,973	0.445	0.445	0.445	0.445	2.12	62

9.64	1.91	30,311	0.545	0.545	0.545	0.545	2.41	15
9.69	(0.47)	28,220	0.545	0.545	0.545	0.545	2.36	41
9.97	3.59	16,017	0.545	0.545	0.545	0.545	2.43	24
9.86	4.12	15,401	0.545	0.545	0.545	0.545	2.22	10
9.68	0.15	9,724	0.545	0.545	0.545	0.545	2.02	62

9.64	1.68	49,614	0.775	0.775	0.775	0.775	2.18	15
9.69	(0.70)	44,936	0.775	0.775	0.775	0.775	2.12	41
9.97	3.36	42,785	0.775	0.775	0.775	0.775	2.20	24
9.86	3.88	37,660	0.775	0.775	0.775	0.775	1.96	10
9.68	(0.08)	46,371	0.775	0.775	0.775	0.775	1.79	62

9.64	0.92	9,501	1.525	1.525	1.525	1.525	1.43	15
9.69	(1.45)	11,160	1.525	1.525	1.525	1.525	1.37	41
9.97	2.59	11,946	1.525	1.525	1.525	1.525	1.45	24
9.86	3.11	9,383	1.525	1.525	1.525	1.525	1.22	10
9.68	(0.83)	9,667	1.525	1.525	1.525	1.525	1.04	62

$10.61	3.97%	$4,988	0.50%	0.50%	0.44%	0.44%	3.13%	43%
10.52	0.23	3,417	0.46	0.46	0.44	0.44	2.93	133
10.81	6.26	4,434	0.44	0.44	0.44	0.44	2.90	89
10.47	6.96	4,155	0.44	0.44	0.44	0.44	2.48	8
10.03	1.16	4,608	0.44	0.44	0.44	0.44	2.31	65

10.61	3.86	518	0.60	0.60	0.54	0.54	3.02	43
10.52	0.13	671	0.56	0.56	0.54	0.54	2.81	133
10.81	6.16	432	0.54	0.54	0.54	0.54	2.73	89
10.47	6.85	117	0.54	0.54	0.54	0.54	2.39	8
10.03	1.06	110	0.54	0.54	0.54	0.54	2.19	65

10.61	3.60	8,453	0.85	0.85	0.79	0.79	2.78	43
10.52	(0.12)	5,877	0.81	0.81	0.79	0.79	2.60	133
10.81	5.90	5,630	0.79	0.79	0.79	0.79	2.53	89
10.47	6.59	2,121	0.79	0.79	0.79	0.79	2.15	8
10.03	0.81	984	0.79	0.79	0.79	0.79	1.92	65

10.61	2.83	1,800	1.60	1.60	1.54	1.54	2.02	43
10.52	(0.87)	2,190	1.56	1.56	1.54	1.54	1.83	133
10.81	5.11	2,343	1.54	1.54	1.54	1.54	1.79	89
10.47	5.80	1,712	1.54	1.54	1.54	1.54	1.44	8
10.03	0.05	438	1.54	1.54	1.54	1.54	1.26	65

$9.82	0.82%	$85,293	0.33%	0.33%	0.33%	0.33%	1.45%	60%
9.87	0.34	76,914	0.33	0.33	0.33	0.33	1.04	71
9.94	0.96	72,156	0.33	0.33	0.33	0.33	0.95	42
9.94	0.95	61,615	0.33	0.33	0.33	0.33	0.84	36
9.93	0.34	65,670	0.33	0.33	0.33	0.33	0.84	46

ANNUAL REPORT	MARCH 31, 2018	19

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year^:	Net Asset Value Beginning of Year	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO California Short Duration Municipal Income Fund (Cont.)
Class P
03/31/2018	$9.87	$0.13	$(0.06)	$0.07	$(0.12)	$0.00	$(0.12)
03/31/2017	9.94	0.09	(0.07)	0.02	(0.09)	0.00	(0.09)
03/31/2016	9.94	0.08	0.00	0.08	(0.08)	0.00	(0.08)
03/31/2015	9.93	0.07	0.01	0.08	(0.07)	0.00	(0.07)
03/31/2014	9.98	0.07	(0.05)	0.02	(0.07)	0.00	(0.07)
Class A
03/31/2018	9.87	0.10	(0.06)	0.04	(0.09)	0.00	(0.09)
03/31/2017	9.94	0.06	(0.07)	(0.01)	(0.06)	0.00	(0.06)
03/31/2016	9.94	0.05	0.00	0.05	(0.05)	0.00	(0.05)
03/31/2015	9.93	0.04	0.01	0.05	(0.04)	0.00	(0.04)
03/31/2014	9.98	0.04	(0.05)	(0.01)	(0.04)	0.00	(0.04)

PIMCO High Yield Municipal Bond Fund
Institutional Class
03/31/2018	$8.82	$0.40	$0.15	$0.55	$(0.39)	$0.00	$(0.39)
03/31/2017	8.96	0.37	(0.15)	0.22	(0.36)	0.00	(0.36)
03/31/2016	8.71	0.37	0.26	0.63	(0.38)	0.00	(0.38)
03/31/2015	8.34	0.39	0.37	0.76	(0.39)	0.00	(0.39)
03/31/2014	8.89	0.39	(0.56)	(0.17)	(0.38)	0.00	(0.38)
Class P
03/31/2018	8.82	0.39	0.15	0.54	(0.38)	0.00	(0.38)
03/31/2017	8.96	0.36	(0.14)	0.22	(0.36)	0.00	(0.36)
03/31/2016	8.71	0.37	0.25	0.62	(0.37)	0.00	(0.37)
03/31/2015	8.34	0.39	0.37	0.76	(0.39)	0.00	(0.39)
03/31/2014	8.89	0.38	(0.56)	(0.18)	(0.37)	0.00	(0.37)
Class A
03/31/2018	8.82	0.37	0.15	0.52	(0.36)	0.00	(0.36)
03/31/2017	8.96	0.34	(0.14)	0.20	(0.34)	0.00	(0.34)
03/31/2016	8.71	0.35	0.25	0.60	(0.35)	0.00	(0.35)
03/31/2015	8.34	0.36	0.38	0.74	(0.37)	0.00	(0.37)
03/31/2014	8.89	0.36	(0.56)	(0.20)	(0.35)	0.00	(0.35)
Class C
03/31/2018	8.82	0.30	0.15	0.45	(0.29)	0.00	(0.29)
03/31/2017	8.96	0.28	(0.15)	0.13	(0.27)	0.00	(0.27)
03/31/2016	8.71	0.29	0.25	0.54	(0.29)	0.00	(0.29)
03/31/2015	8.34	0.30	0.37	0.67	(0.30)	0.00	(0.30)
03/31/2014	8.89	0.30	(0.56)	(0.26)	(0.29)	0.00	(0.29)

PIMCO Municipal Bond Fund
Institutional Class
03/31/2018	$9.63	$0.36	$0.10	$0.46	$(0.35)	$0.00	$(0.35)
03/31/2017	9.90	0.33	(0.27)	0.06	(0.33)	0.00	(0.33)
03/31/2016	9.78	0.35	0.12	0.47	(0.35)	0.00	(0.35)
03/31/2015	9.41	0.32	0.36	0.68	(0.31)	0.00	(0.31)
03/31/2014	9.71	0.32	(0.30)	0.02	(0.32)	0.00	(0.32)
Class P
03/31/2018	9.63	0.35	0.10	0.45	(0.34)	0.00	(0.34)
03/31/2017	9.90	0.32	(0.27)	0.05	(0.32)	0.00	(0.32)
03/31/2016	9.78	0.34	0.12	0.46	(0.34)	0.00	(0.34)
03/31/2015	9.41	0.31	0.36	0.67	(0.30)	0.00	(0.30)
03/31/2014	9.71	0.31	(0.30)	0.01	(0.31)	0.00	(0.31)
Class A
03/31/2018	9.63	0.33	0.10	0.43	(0.32)	0.00	(0.32)
03/31/2017	9.90	0.30	(0.27)	0.03	(0.30)	0.00	(0.30)
03/31/2016	9.78	0.32	0.12	0.44	(0.32)	0.00	(0.32)
03/31/2015	9.41	0.29	0.36	0.65	(0.28)	0.00	(0.28)
03/31/2014	9.71	0.29	(0.30)	(0.01)	(0.29)	0.00	(0.29)

20	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$9.82	0.72%	$13,029	0.43%	0.43%	0.43%	0.43%	1.35%	60%
9.87	0.24	12,435	0.43	0.43	0.43	0.43	0.93	71
9.94	0.85	22,854	0.43	0.43	0.43	0.43	0.83	42
9.94	0.84	40,912	0.43	0.43	0.43	0.43	0.74	36
9.93	0.24	33,550	0.43	0.43	0.43	0.43	0.72	46

9.82	0.41	32,447	0.73	0.73	0.73	0.73	1.05	60
9.87	(0.06)	32,973	0.73	0.73	0.73	0.73	0.64	71
9.94	0.55	39,619	0.73	0.73	0.73	0.73	0.53	42
9.94	0.54	58,069	0.73	0.73	0.73	0.73	0.44	36
9.93	(0.06)	94,614	0.73	0.73	0.73	0.73	0.44	46

$8.98	6.28%	$356,911	0.61%	0.61%	0.55%	0.55%	4.42%	72%
8.82	2.52	256,810	0.58	0.58	0.55	0.55	4.06	124
8.96	7.47	313,824	0.56	0.56	0.55	0.55	4.27	58
8.71	9.32	86,028	0.55	0.55	0.55	0.55	4.55	32
8.34	(1.80)	82,640	0.55	0.55	0.55	0.55	4.62	50

8.98	6.17	145,344	0.71	0.71	0.65	0.65	4.32	72
8.82	2.42	106,553	0.68	0.68	0.65	0.65	3.98	124
8.96	7.36	114,366	0.66	0.66	0.65	0.65	4.26	58
8.71	9.22	74,736	0.65	0.65	0.65	0.65	4.50	32
8.34	(1.90)	42,744	0.65	0.65	0.65	0.65	4.54	50

8.98	5.96	425,741	0.91	0.91	0.85	0.85	4.12	72
8.82	2.21	254,421	0.88	0.88	0.85	0.85	3.82	124
8.96	7.15	204,636	0.86	0.86	0.85	0.85	4.05	58
8.71	9.00	136,007	0.85	0.85	0.85	0.85	4.24	32
8.34	(2.10)	150,780	0.85	0.85	0.85	0.85	4.33	50

8.98	5.17	78,881	1.66	1.66	1.60	1.60	3.37	72
8.82	1.45	87,189	1.63	1.63	1.60	1.60	3.06	124
8.96	6.35	89,274	1.61	1.61	1.60	1.60	3.32	58
8.71	8.19	74,076	1.60	1.60	1.60	1.60	3.51	32
8.34	(2.83)	62,454	1.60	1.60	1.60	1.60	3.58	50

$9.74	4.80%	$192,741	0.48%	0.48%	0.44%	0.44%	3.71%	64%
9.63	0.55	155,155	0.48	0.48	0.44	0.44	3.33	131
9.90	4.90	168,010	0.45	0.45	0.44	0.44	3.61	85
9.78	7.28	122,139	0.44	0.44	0.44	0.44	3.26	17
9.41	0.28	102,867	0.44	0.44	0.44	0.44	3.44	74

9.74	4.70	143,000	0.58	0.58	0.54	0.54	3.60	64
9.63	0.45	121,413	0.58	0.58	0.54	0.54	3.23	131
9.90	4.79	124,575	0.55	0.55	0.54	0.54	3.50	85
9.78	7.17	121,977	0.54	0.54	0.54	0.54	3.17	17
9.41	0.18	78,818	0.54	0.54	0.54	0.54	3.33	74

9.74	4.48	293,311	0.79	0.79	0.75	0.75	3.39	64
9.63	0.24	252,762	0.79	0.79	0.75	0.75	3.02	131
9.90	4.57	267,799	0.76	0.76	0.75	0.75	3.28	85
9.78	6.95	217,655	0.75	0.75	0.75	0.75	2.95	17
9.41	(0.03)	226,945	0.75	0.75	0.75	0.75	3.13	74

ANNUAL REPORT	MARCH 31, 2018	21

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year^:	Net Asset Value Beginning of Year	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO Municipal Bond Fund (Cont.)
Class C
03/31/2018	$9.63	$0.28	$0.10	$0.38	$(0.27)	$0.00	$(0.27)
03/31/2017	9.90	0.25	(0.27)	(0.02)	(0.25)	0.00	(0.25)
03/31/2016	9.78	0.27	0.12	0.39	(0.27)	0.00	(0.27)
03/31/2015	9.41	0.24	0.36	0.60	(0.23)	0.00	(0.23)
03/31/2014	9.71	0.24	(0.30)	(0.06)	(0.24)	0.00	(0.24)

PIMCO National Intermediate Municipal Bond Fund
Institutional Class
03/31/2018	$10.37	$0.27	$0.02	$0.29	$(0.27)	$0.00	$(0.27)
03/31/2017	10.63	0.24	(0.26)	(0.02)	(0.24)	0.00	(0.24)
03/31/2016	10.44	0.23	0.19	0.42	(0.23)	0.00	(0.23)
03/31/2015	10.15	0.23	0.28	0.51	(0.22)	0.00	(0.22)
03/31/2014	10.28	0.18	(0.14)	0.04	(0.17)	0.00	(0.17)
Class P
03/31/2018	10.37	0.26	0.02	0.28	(0.26)	0.00	(0.26)
03/31/2017	10.63	0.23	(0.26)	(0.03)	(0.23)	0.00	(0.23)
03/31/2016	10.44	0.23	0.18	0.41	(0.22)	0.00	(0.22)
03/31/2015	10.15	0.22	0.28	0.50	(0.21)	0.00	(0.21)
03/31/2014	10.28	0.17	(0.14)	0.03	(0.16)	0.00	(0.16)
Class A
03/31/2018	10.37	0.23	0.02	0.25	(0.23)	0.00	(0.23)
03/31/2017	10.63	0.21	(0.27)	(0.06)	(0.20)	0.00	(0.20)
03/31/2016	10.44	0.20	0.19	0.39	(0.20)	0.00	(0.20)
03/31/2015	10.15	0.19	0.28	0.47	(0.18)	0.00	(0.18)
03/31/2014	10.28	0.15	(0.15)	0.00	(0.13)	0.00	(0.13)
Class C
03/31/2018	10.37	0.18	0.02	0.20	(0.18)	0.00	(0.18)
03/31/2017	10.63	0.15	(0.26)	(0.11)	(0.15)	0.00	(0.15)
03/31/2016	10.44	0.15	0.19	0.34	(0.15)	0.00	(0.15)
03/31/2015	10.15	0.14	0.28	0.42	(0.13)	0.00	(0.13)
03/31/2014	10.28	0.10	(0.15)	(0.05)	(0.08)	0.00	(0.08)

PIMCO New York Municipal Bond Fund
Institutional Class
03/31/2018	$11.13	$0.37	$(0.04)	$0.33	$(0.37)	$0.00	$(0.37)
03/31/2017	11.43	0.38	(0.30)	0.08	(0.38)	0.00	(0.38)
03/31/2016	11.40	0.41	0.03	0.44	(0.41)	0.00	(0.41)
03/31/2015	10.99	0.40	0.41	0.81	(0.40)	0.00	(0.40)
03/31/2014	11.36	0.39	(0.37)	0.02	(0.39)	0.00	(0.39)
Class P
03/31/2018	11.13	0.36	(0.05)	0.31	(0.35)	0.00	(0.35)
03/31/2017	11.43	0.37	(0.30)	0.07	(0.37)	0.00	(0.37)
03/31/2016	11.40	0.40	0.03	0.43	(0.40)	0.00	(0.40)
03/31/2015	10.99	0.39	0.41	0.80	(0.39)	0.00	(0.39)
03/31/2014	11.36	0.38	(0.37)	0.01	(0.38)	0.00	(0.38)
Class A
03/31/2018	11.13	0.34	(0.05)	0.29	(0.33)	0.00	(0.33)
03/31/2017	11.43	0.35	(0.31)	0.04	(0.34)	0.00	(0.34)
03/31/2016	11.40	0.37	0.03	0.40	(0.37)	0.00	(0.37)
03/31/2015	10.99	0.36	0.41	0.77	(0.36)	0.00	(0.36)
03/31/2014	11.36	0.35	(0.37)	(0.02)	(0.35)	0.00	(0.35)
Class C
03/31/2018	11.13	0.25	(0.05)	0.20	(0.24)	0.00	(0.24)
03/31/2017	11.43	0.26	(0.30)	(0.04)	(0.26)	0.00	(0.26)
03/31/2016	11.40	0.28	0.04	0.32	(0.29)	0.00	(0.29)
03/31/2015	10.99	0.28	0.41	0.69	(0.28)	0.00	(0.28)
03/31/2014	11.36	0.27	(0.37)	(0.10)	(0.27)	0.00	(0.27)

22	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$9.74	3.96%	$83,990	1.29%	1.29%	1.25%	1.25%	2.89%	64%
9.63	(0.26)	109,216	1.29	1.29	1.25	1.25	2.52	131
9.90	4.05	121,156	1.26	1.26	1.25	1.25	2.79	85
9.78	6.42	108,766	1.25	1.25	1.25	1.25	2.45	17
9.41	(0.52)	105,386	1.25	1.25	1.25	1.25	2.64	74

$10.39	2.76%	$22,430	0.45%	0.45%	0.45%	0.45%	2.54%	24%
10.37	(0.19)	15,993	0.45	0.45	0.45	0.45	2.24	73
10.63	4.13	25,568	0.45	0.45	0.45	0.45	2.21	41
10.44	5.05	7,428	0.45	0.45	0.45	0.45	2.19	25
10.15	0.40	10,004	0.45	0.45	0.45	0.45	1.82	34

10.39	2.66	20,126	0.55	0.55	0.55	0.55	2.44	24
10.37	(0.29)	16,012	0.55	0.55	0.55	0.55	2.18	73
10.63	4.02	14,161	0.55	0.55	0.55	0.55	2.17	41
10.44	4.94	13,242	0.55	0.55	0.55	0.55	2.11	25
10.15	0.30	11,402	0.55	0.55	0.55	0.55	1.72	34

10.39	2.40	25,057	0.80	0.80	0.80	0.80	2.18	24
10.37	(0.54)	23,353	0.80	0.80	0.80	0.80	1.94	73
10.63	3.76	16,611	0.80	0.80	0.80	0.80	1.92	41
10.44	4.68	15,564	0.80	0.80	0.80	0.80	1.85	25
10.15	0.05	15,587	0.80	0.80	0.80	0.80	1.45	34

10.39	1.89	3,734	1.30	1.30	1.30	1.30	1.67	24
10.37	(1.04)	4,724	1.30	1.30	1.30	1.30	1.42	73
10.63	3.25	5,155	1.30	1.30	1.30	1.30	1.42	41
10.44	4.16	4,857	1.30	1.30	1.30	1.30	1.37	25
10.15	(0.45)	3,760	1.30	1.30	1.30	1.30	0.96	34

$11.09	2.93%	$58,949	0.485%	0.485%	0.445%	0.445%	3.33%	25%
11.13	0.70	50,082	0.455	0.455	0.445	0.445	3.34	63
11.43	3.94	56,393	0.445	0.445	0.445	0.445	3.61	36
11.40	7.44	57,482	0.445	0.445	0.445	0.445	3.52	10
10.99	0.25	62,473	0.445	0.445	0.445	0.445	3.57	23

11.09	2.83	13,426	0.585	0.585	0.545	0.545	3.22	25
11.13	0.59	11,896	0.555	0.555	0.545	0.545	3.26	63
11.43	3.84	9,664	0.545	0.545	0.545	0.545	3.50	36
11.40	7.33	8,804	0.545	0.545	0.545	0.545	3.43	10
10.99	0.15	4,165	0.545	0.545	0.545	0.545	3.46	23

11.09	2.59	141,421	0.815	0.815	0.775	0.775	3.00	25
11.13	0.36	95,676	0.785	0.785	0.775	0.775	3.03	63
11.43	3.60	70,983	0.775	0.775	0.775	0.775	3.26	36
11.40	7.09	48,613	0.775	0.775	0.775	0.775	3.19	10
10.99	(0.08)	46,544	0.775	0.775	0.775	0.775	3.24	23

11.09	1.83	16,880	1.565	1.565	1.525	1.525	2.24	25
11.13	(0.39)	18,201	1.535	1.535	1.525	1.525	2.28	63
11.43	2.83	14,411	1.525	1.525	1.525	1.525	2.52	36
11.40	6.29	12,149	1.525	1.525	1.525	1.525	2.44	10
10.99	(0.82)	9,972	1.525	1.525	1.525	1.525	2.50	23

ANNUAL REPORT	MARCH 31, 2018	23

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year^:	Net Asset Value Beginning of Year	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO Short Duration Municipal Income Fund
Institutional Class
03/31/2018	$8.40	$0.14	$(0.05)	$0.09	$(0.14)	$0.00	$(0.14)
03/31/2017	8.47	0.11	(0.07)	0.04	(0.11)	0.00	(0.11)
03/31/2016	8.49	0.11	(0.02)	0.09	(0.11)	0.00	(0.11)
03/31/2015	8.48	0.09	0.01	0.10	(0.09)	0.00	(0.09)
03/31/2014	8.50	0.06	(0.02)	0.04	(0.06)	0.00	(0.06)
Class P
03/31/2018	8.40	0.14	(0.06)	0.08	(0.13)	0.00	(0.13)
03/31/2017	8.47	0.10	(0.07)	0.03	(0.10)	0.00	(0.10)
03/31/2016	8.49	0.10	(0.02)	0.08	(0.10)	0.00	(0.10)
03/31/2015	8.48	0.08	0.01	0.09	(0.08)	0.00	(0.08)
03/31/2014	8.50	0.05	(0.01)	0.04	(0.06)	0.00	(0.06)
Class A
03/31/2018	8.40	0.11	(0.06)	0.05	(0.10)	0.00	(0.10)
03/31/2017	8.47	0.07	(0.06)	0.01	(0.08)	0.00	(0.08)
03/31/2016	8.49	0.07	(0.02)	0.05	(0.07)	0.00	(0.07)
03/31/2015	8.48	0.05	0.02	0.07	(0.06)	0.00	(0.06)
03/31/2014	8.50	0.03	(0.02)	0.01	(0.03)	0.00	(0.03)
Class C
03/31/2018	8.40	0.08	(0.05)	0.03	(0.08)	0.00	(0.08)
03/31/2017	8.47	0.05	(0.07)	(0.02)	(0.05)	0.00	(0.05)
03/31/2016	8.49	0.05	(0.02)	0.03	(0.05)	0.00	(0.05)
03/31/2015	8.48	0.03	0.01	0.04	(0.03)	0.00	(0.03)
03/31/2014	8.50	0.01	(0.02)	(0.01)	(0.01)	0.00	(0.01)

PIMCO Unconstrained Tax Managed Bond Fund
Institutional Class
03/31/2018	$10.48	$0.35	$0.29	$0.64	$(0.51)	$0.00	$(0.51)
03/31/2017	9.91	0.35	0.48	0.83	(0.26)	0.00	(0.26)
03/31/2016	10.51	0.33	(0.43)	(0.10)	(0.50)	0.00	(0.50)
03/31/2015	10.64	0.26	(0.10)	0.16	(0.29)	0.00	(0.29)
03/31/2014	10.85	0.23	(0.32)	(0.09)	(0.12)	0.00	(0.12)
Class P
03/31/2018	10.48	0.35	0.28	0.63	(0.50)	0.00	(0.50)
03/31/2017	9.91	0.33	0.49	0.82	(0.25)	0.00	(0.25)
03/31/2016	10.51	0.32	(0.43)	(0.11)	(0.49)	0.00	(0.49)
03/31/2015	10.64	0.25	(0.10)	0.15	(0.28)	0.00	(0.28)
03/31/2014	10.85	0.22	(0.32)	(0.10)	(0.11)	0.00	(0.11)
Class A
03/31/2018	10.48	0.31	0.29	0.60	(0.47)	0.00	(0.47)
03/31/2017	9.91	0.31	0.48	0.79	(0.22)	0.00	(0.22)
03/31/2016	10.51	0.29	(0.43)	(0.14)	(0.46)	0.00	(0.46)
03/31/2015	10.64	0.22	(0.10)	0.12	(0.25)	0.00	(0.25)
03/31/2014	10.85	0.18	(0.31)	(0.13)	(0.08)	0.00	(0.08)
Class C
03/31/2018	10.48	0.23	0.29	0.52	(0.39)	0.00	(0.39)
03/31/2017	9.91	0.23	0.49	0.72	(0.15)	0.00	(0.15)
03/31/2016	10.50	0.22	(0.43)	(0.21)	(0.38)	0.00	(0.38)
03/31/2015	10.63	0.14	(0.11)	0.03	(0.16)	0.00	(0.16)
03/31/2014	10.85	0.12	(0.32)	(0.20)	(0.02)	0.00	(0.02)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

24	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$8.35	1.03%	$66,613	0.33%	0.33%	0.33%	0.33%	1.71%	50%
8.40	0.47	54,794	0.33	0.33	0.33	0.33	1.29	70
8.47	1.04	61,691	0.33	0.33	0.33	0.33	1.27	31
8.49	1.20	54,022	0.33	0.33	0.33	0.33	1.05	28
8.48	0.52	82,662	0.33	0.33	0.33	0.33	0.75	40

8.35	0.93	21,810	0.43	0.43	0.43	0.43	1.62	50
8.40	0.37	31,141	0.43	0.43	0.43	0.43	1.16	70
8.47	0.94	67,777	0.43	0.43	0.43	0.43	1.16	31
8.49	1.10	28,737	0.43	0.43	0.43	0.43	0.97	28
8.48	0.42	26,354	0.43	0.43	0.43	0.43	0.64	40

8.35	0.63	83,432	0.73	0.73	0.73	0.73	1.31	50
8.40	0.06	88,712	0.73	0.73	0.73	0.73	0.88	70
8.47	0.64	102,229	0.73	0.73	0.73	0.73	0.87	31
8.49	0.79	107,841	0.73	0.73	0.73	0.73	0.65	28
8.48	0.12	166,259	0.73	0.73	0.73	0.73	0.35	40

8.35	0.33	8,043	1.03	1.03	1.03	1.03	1.00	50
8.40	(0.24)	11,801	1.03	1.03	1.03	1.03	0.59	70
8.47	0.34	14,882	1.03	1.03	1.03	1.03	0.58	31
8.49	0.49	14,717	1.03	1.03	1.03	1.03	0.37	28
8.48	(0.16)	17,351	1.00	1.03	1.00	1.03	0.08	40

$10.61	6.21%	$33,299	0.72%	0.72%	0.70%	0.70%	3.26%	154%
10.48	8.52	68,762	0.71	0.71	0.70	0.70	3.40	316
9.91	(0.94)	78,600	0.71	0.71	0.70	0.70	3.24	441
10.51	1.47	161,925	0.70	0.70	0.70	0.70	2.42	297
10.64	(0.83)	261,280	0.70	0.70	0.70	0.70	2.12	76

10.61	6.11	17,669	0.82	0.82	0.80	0.80	3.27	154
10.48	8.41	9,217	0.81	0.81	0.80	0.80	3.25	316
9.91	(1.04)	40,520	0.81	0.81	0.80	0.80	3.13	441
10.51	1.37	77,012	0.80	0.80	0.80	0.80	2.33	297
10.64	(0.93)	94,427	0.80	0.80	0.80	0.80	2.03	76

10.61	5.79	30,996	1.12	1.12	1.10	1.10	2.95	154
10.48	8.09	25,593	1.11	1.11	1.10	1.10	3.02	316
9.91	(1.34)	19,988	1.11	1.11	1.10	1.10	2.85	441
10.51	1.07	29,502	1.10	1.10	1.10	1.10	2.02	297
10.64	(1.23)	52,259	1.10	1.10	1.10	1.10	1.73	76

10.61	5.01	3,910	1.87	1.87	1.85	1.85	2.19	154
10.48	7.27	4,938	1.86	1.86	1.85	1.85	2.25	316
9.91	(2.02)	7,451	1.86	1.86	1.85	1.85	2.10	441
10.50	0.27	11,102	1.85	1.85	1.85	1.85	1.28	297
10.63	(1.86)	16,628	1.72	1.85	1.72	1.85	1.11	76

ANNUAL REPORT	MARCH 31, 2018	25

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund

Assets:
Investments, at value
Investments in securities*	$137,845	$14,996	$129,532	$1,004,264
Investments in Affiliates	7,283	1,233	3,091	73,484
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	0	0	0
Over the counter	68	7	101	399
Cash	0	0	1	0
Deposits with counterparty	0	0	0	1,315
Foreign currency, at value	0	0	0	0
Receivable for investments sold	185	0	2,078	6,080
Receivable for TBA investments sold	0	0	0	0
Receivable for Fund shares sold	109	0	3	4,583
Interest and/or dividends receivable	1,621	178	1,100	13,651
Dividends receivable from Affiliates	11	2	12	130
Other assets	0	4	0	57
Total Assets	147,122	16,420	135,918	1,103,963

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$0	$0	$0
Payable for tender option bond floating rate certificates	0	611	0	62,793
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	0	0	238
Over the counter	0	20	0	1,036
Payable for investments purchased	0	0	4,194	28,872
Payable for investments in Affiliates purchased	11	2	12	130
Payable for TBA investments purchased	0	0	0	0
Deposits from counterparty	0	0	0	0
Payable for Fund shares redeemed	405	16	885	2,793
Distributions payable	67	0	6	516
Overdraft due to custodian	0	0	0	0
Accrued investment advisory fees	29	3	21	259
Accrued supervisory and administrative fees	35	4	24	250
Accrued distribution fees	6	2	0	60
Accrued servicing fees	12	2	7	100
Other liabilities	0	1	0	39
Total Liabilities	565	661	5,149	97,086

Net Assets	$146,557	$15,759	$130,769	$1,006,877

Net Assets Consist of:
Paid in capital	$145,183	$15,618	$135,494	$976,351
Undistributed (overdistributed) net investment income	296	4	231	1,763
Accumulated undistributed net realized gain (loss)	(2,433)	(198)	(4,739)	(3,162)
Net unrealized appreciation (depreciation)	3,511	335	(217)	31,925

Net Assets	$146,557	$15,759	$130,769	$1,006,877

Cost of investments in securities	$134,403	$14,669	$129,850	$971,537
Cost of investments in Affiliates	$7,282	$1,232	$3,090	$73,482
Cost of foreign currency held	$0	$0	$0	$0
Cost or premiums of financial derivative instruments, net	$0	$(20)	$0	$(1,035)

* Includes repurchase agreements of:	$505	$179	$414	$4,711

†	A zero balance may reflect actual amounts rounding to less than one thousand.

26	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund	PIMCO Unconstrained Tax Managed Bond Fund

$711,857	$63,313	$219,206	$167,917	$93,258
45,745	7,248	23,620	10,467	0

0	0	0	0	50
338	30	91	179	598
0	1	0	1	0
365	0	238	0	2,011
0	0	0	0	250
4,300	0	0	0	1
0	0	0	0	7,857
1,373	452	234	475	1,036
9,118	718	2,652	1,453	888
91	11	42	19	0
0	0	0	0	0
773,187	71,773	246,083	180,511	105,949

$0	$0	$0	$0	$1,235
34,991	0	11,305	0	0

62	0	56	0	156
1,030	0	292	0	2,285
18,217	0	2,629	0	109
91	11	42	19	0
0	0	0	0	15,193
0	0	0	0	164
1,052	375	917	495	858
269	1	19	11	8
3,998	0	0	0	0
125	13	45	28	29
182	18	56	38	28
38	2	13	2	3
81	6	32	20	7
9	0	1	0	0
60,145	426	15,407	613	20,075

$713,042	$71,347	$230,676	$179,898	$85,874

$692,269	$71,195	$225,999	$187,774	$88,862
3,313	1	40	584	785
(18,905)	(1,360)	(2,029)	(8,539)	(12,062)
36,365	1,511	6,666	79	8,289

$713,042	$71,347	$230,676	$179,898	$85,874

$675,559	$61,833	$212,324	$168,019	$87,850
$45,749	$7,247	$23,620	$10,466	$0
$0	$0	$0	$0	$251
$(1,030)	$0	$(291)	$0	$(3,819)

$4,529	$120	$552	$535	$2,508

ANNUAL REPORT	MARCH 31, 2018	27

Statements of Assets and Liabilities (Cont.)

	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund

Net Assets:
Institutional Class	$57,131	$4,988	$85,293	$356,911
Class P	30,311	518	13,029	145,344
Class A	49,614	8,453	32,447	425,741
Class C	9,501	1,800	N/A	78,881

Shares Issued and Outstanding:
Institutional Class	5,927	470	8,687	39,728
Class P	3,145	49	1,327	16,178
Class A	5,147	796	3,305	47,386
Class C	986	170	N/A	8,780

Net Asset Value Per Share Outstanding:
Institutional Class	$9.64	$10.61	$9.82	$8.98
Class P	9.64	10.61	9.82	8.98
Class A	9.64	10.61	9.82	8.98
Class C	9.64	10.61	N/A	8.98

28	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund	PIMCO Unconstrained Tax Managed Bond Fund

$192,741	$22,430	$58,949	$66,613	$33,299
143,000	20,126	13,426	21,810	17,669
293,311	25,057	141,421	83,432	30,996
83,990	3,734	16,880	8,043	3,910

19,794	2,160	5,315	7,975	3,137
14,686	1,938	1,210	2,611	1,665
30,122	2,411	12,751	9,988	2,920
8,625	360	1,522	963	368

$9.74	$10.39	$11.09	$8.35	$10.61
9.74	10.39	11.09	8.35	10.61
9.74	10.39	11.09	8.35	10.61
9.74	10.39	11.09	8.35	10.61

ANNUAL REPORT	MARCH 31, 2018	29

Statements of Operations

Year Ended March 31, 2018
(Amounts in thousands†)	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund

Investment Income:
Interest	$3,970	$482	$2,215	$44,943
Dividends from Investments in Affiliates	142	14	141	1,124
Total Income	4,112	496	2,356	46,067

Expenses:
Investment advisory fees	313	29	238	2,746
Supervisory and administrative fees	386	42	268	2,634
Distribution and/or servicing fees - Class D	8 (a)	2 (a)	7 (a)	107 (a)
Distribution fees - Class C	76	14	2 (b)	612
Servicing fees - Class A	119	16	86	791
Servicing fees - Class C	25	5	2 (b)	204
Trustee fees	1	0	1	6
Interest expense	0	8	0	569
Total Expenses	928	116	604	7,669

Net Investment Income (Loss)	3,184	380	1,752	38,398

Net Realized Gain (Loss):
Investments in securities	119	91	(290)	4,136
Investments in Affiliates	(3)	0	(7)	(27)
Exchange-traded or centrally cleared financial derivative instruments	0	9	0	2,437
Over the counter financial derivative instruments	0	(15)	0	542
Foreign currency	0	0	0	0

Net Realized Gain (Loss)	116	85	(297)	7,088

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(1,120)	(26)	(590)	6,990
Investments in Affiliates	1	0	0	(4)
Exchange-traded or centrally cleared financial derivative instruments	0	0	0	(1,199)
Over the counter financial derivative instruments	14	2	20	(904)
Foreign currency assets and liabilities	0	0	0	0

Net Change in Unrealized Appreciation (Depreciation)	(1,105)	(24)	(570)	4,883

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,195	$441	$885	$50,369

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(b)	Class C Shares liquidated at the close of business on July 28, 2017.

30	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund	PIMCO Unconstrained Tax Managed Bond Fund

$27,774	$1,875	$7,807	$3,601	$4,116
593	68	223	181	0
28,367	1,943	8,030	3,782	4,116

1,356	143	474	334	409
1,987	197	592	454	370
25 (a)	4 (a)	29 (a)	3 (a)	12 (a)
449	20	130	27	32
684	58	285	217	66
225	10	44	22	11
4	1	1	1	1
283	0	83	0	26
5,013	433	1,638	1,058	927

23,354	1,510	6,392	2,724	3,189

4,907	(33)	155	(416)	2,723
(32)	(1)	(9)	(8)	0
656	0	927	0	4,299
547	0	(212)	1	258
0	0	0	0	35

6,078	(34)	861	(423)	7,315

330	28	(1,947)	(632)	(2,533)
(6)	1	(1)	1	0
(264)	0	(304)	0	(1,694)
(917)	6	21	36	(261)
0	0	0	0	6

(857)	35	(2,231)	(595)	(4,482)

$28,575	$1,511	$5,022	$1,706	$6,022

ANNUAL REPORT	MARCH 31, 2018	31

Statements of Changes in Net Assets

	PIMCO California Intermediate Municipal Bond Fund			PIMCO California Municipal Bond Fund			PIMCO California Short Duration Municipal Income Fund			PIMCO High Yield Municipal Bond Fund

(Amounts in thousands†)	Year Ended March 31, 2018		Year Ended March 31, 2017	Year Ended March 31, 2018		Year Ended March 31, 2017	Year Ended March 31, 2018		Year Ended March 31, 2017	Year Ended March 31, 2018		Year Ended March 31, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$3,184		$3,043	$380		$388	$1,752		$1,282	$38,398		$31,025
Net realized gain (loss)	116		(982)	85		(199)	(297)		(545)	7,088		375
Net change in unrealized appreciation (depreciation)	(1,105)		(3,166)	(24)		(305)	(570)		(662)	4,883		(11,445)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,195		(1,105)	441		(116)	885		75	50,369		19,955

Distributions to Shareholders:
From net investment income
Institutional Class	(1,169)		(1,187)	(111)		(125)	(1,084)		(838)	(15,041)		(11,100)
Class P	(767)		(633)	(20)		(24)	(157)		(179)	(5,246)		(4,957)
Administrative Class	0		0	0		0	0		0	0		0
Class D	(67	)(b)	(61)	(24	)(b)	(22)	(23	)(b)	(16)	(1,724	)(b)	(1,820)
Class A	(1,037)		(996)	(177)		(167)	(318)		(230)	(12,680)		(9,741)
Class C	(147)		(169)	(37)		(46)	(4	)(c)	(9)	(2,655)		(2,849)

Total Distributions(d)	(3,187)		(3,046)	(369)		(384)	(1,586)		(1,272)	(37,346)		(30,467)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	18,443		8,558	2,740		45	4,154		(11,795)	253,492		(19,706)

Total Increase (Decrease) in Net Assets	17,451		4,407	2,812		(455)	3,453		(12,992)	266,515		(30,218)

Net Assets:
Beginning of year	129,106		124,699	12,947		13,402	127,316		140,308	740,362		770,580
End of year*	$146,557		$129,106	$15,759		$12,947	$130,769		$127,316	$1,006,877		$740,362

* Including undistributed (overdistributed) net investment income of:	$296		$299	$4		$0	$231		$64	$1,763		$357

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest , in the Notes to Financial Statements.
(a)	Administrative Class Shares liquidated at the close of business on October 28, 2016.
(b)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(c)	Class C Shares liquidated at the close of business on July 28, 2017.
(d)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

32	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

PIMCO Municipal Bond Fund				PIMCO National Intermediate Municipal Bond Fund			PIMCO New York Municipal Bond Fund			PIMCO Short Duration Municipal Income Fund			PIMCO Unconstrained Tax Managed Bond Fund

Year Ended March 31, 2018		Year Ended March 31, 2017		Year Ended March 31, 2018		Year Ended March 31, 2017	Year Ended March 31, 2018		Year Ended March 31, 2017	Year Ended March 31, 2018		Year Ended March 31, 2017	Year Ended March 31, 2018		Year Ended March 31, 2017

$23,354		$21,612		$1,510		$1,380	$6,392		$5,917	$2,724		$2,519	$3,189		$4,277
6,078		(5,206)		(34)		(802)	861		(2,156)	(423)		(1,763)	7,315		5,648
(857)		(16,060)		35		(1,185)	(2,231)		(3,731)	(595)		(1,038)	(4,482)		119

28,575		346		1,511		(607)	5,022		30	1,706		(282)	6,022		10,044

(6,011)		(5,504)		(456)		(499)	(1,766)		(1,908)	(944)		(756)	(2,090)		(1,790)
(4,723)		(4,064)		(445)		(348)	(437)		(358)	(461)		(714)	(493)		(562)
0		(6	)(a)	0		0	0		0	0		0 (a)	0		0
(325	)(b)	(357)		(33	)(b)	(49)	(338	)(b)	(393)	(16	)(b)	(20)	(213	)(b)	(268)
(8,907)		(8,360)		(510)		(398)	(3,336)		(2,823)	(1,062)		(935)	(1,148)		(476)
(2,473)		(3,049)		(68)		(81)	(378)		(398)	(82)		(80)	(153)		(81)

(22,439)		(21,340)		(1,512)		(1,375)	(6,255)		(5,880)	(2,565)		(2,505)	(4,097)		(3,177)

57,759		(24,089)		9,207		(143)	44,357		28,485	(7,921)		(57,572)	(29,873)		(56,037)

63,895		(45,083)		9,206		(2,125)	43,124		22,635	(8,780)		(60,359)	(27,948)		(49,170)

649,147		694,230		62,141		64,266	187,552		164,917	188,678		249,037	113,822		162,992
$713,042		$649,147		$71,347		$62,141	$230,676		$187,552	$179,898		$188,678	$85,874		$113,822

$3,313		$1,876		$1		$2	$40		$(5)	$584		$424	$785		$3,475

ANNUAL REPORT	MARCH 31, 2018	33

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.0%

MUNICIPAL BONDS & NOTES 93.7%

CALIFORNIA 92.3%
Alum Rock Union Elementary School District, California General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2019	$265	$268
Bay Area Toll Authority, California Revenue Bonds, Series 2009
5.000% due 04/01/2020	500	517
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2029	5,000	5,722
Bell Gardens Community Development Commission Successor Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2021	495	545
5.000% due 08/01/2022	520	584
Burlingame Financing Authority, California Revenue Notes, Series 2010
5.000% due 07/01/2018	250	252
Cajon Valley Union School District, California General Obligation Bonds, Series 2008
5.000% due 08/01/2019	1,320	1,335
California Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,750	2,026
California Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 01/01/2032	1,490	1,742
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 11/15/2030	500	591
California Health Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 11/01/2027	2,500	3,060
5.000% due 11/15/2030	2,180	2,576
5.000% due 11/15/2031	3,000	3,572
5.000% due 08/15/2032	350	404
5.000% due 08/15/2033	600	689
California Health Facilities Financing Authority Revenue Notes, Series 2008
5.500% due 08/15/2018	500	507
6.000% due 10/01/2018	250	256
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
1.750% due 11/01/2026	2,500	2,404
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2017
1.971% due 12/01/2050 ~	1,250	1,254
5.000% due 05/15/2032	1,000	1,194
5.000% due 05/15/2033	1,270	1,510
California Infrastructure & Economic Development Bank Revenue Notes, Series 2011
5.000% due 06/01/2021	1,500	1,654
California Municipal Finance Authority Revenue Bonds, Series 2015
1.930% due 10/01/2045 ~	1,000	1,000
California Municipal Finance Authority Revenue Notes, Series 2016
4.000% due 11/01/2026	1,000	1,038
California Pollution Control Financing Authority Revenue Bonds, Series 2015
3.125% due 11/01/2040	1,000	1,021
California Public Finance Authority Revenue Bonds, Series 2017
5.000% due 08/01/2036	1,465	1,710
California Public Finance Authority Revenue Notes, Series 2017
5.000% due 07/01/2027	750	832
California School Finance Authority Revenue Bonds, Series 2017
5.000% due 07/01/2037	280	311

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California School Finance Authority Revenue Notes, Series 2016
5.000% due 06/01/2026	$500	$536
California State Department of Water Resources Power Supply Revenue Notes, Series 2010
5.000% due 05/01/2020	1,000	1,070
California State General Obligation Notes, Series 2010
5.000% due 11/01/2018	1,750	1,786
5.000% due 11/01/2019	500	527
California State General Obligation Notes, Series 2013
5.000% due 09/01/2021	3,000	3,320
California State University Revenue Bonds, Series 2017
5.000% due 11/01/2028	1,500	1,822
5.000% due 11/01/2032	500	596
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2018	1,000	1,009
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2015
5.000% due 08/15/2030	695	803
California Statewide Communities Development Authority Revenue Bonds, Series 2006
2.625% due 11/01/2033	1,000	1,007
California Statewide Communities Development Authority Revenue Bonds, Series 2015
5.000% due 11/01/2028	270	308
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 12/01/2027	1,500	1,670
5.000% due 12/01/2031	1,000	1,092
California Statewide Communities Development Authority Revenue Bonds, Series 2017
5.000% due 05/15/2029	1,000	1,161
5.000% due 05/15/2030	675	780
California Statewide Communities Development Authority Revenue Notes, Series 2010
5.000% due 11/01/2020	555	599
Contra Costa County, California Public Financing Authority Revenue Bonds, Series 2015
5.000% due 06/01/2027	1,725	2,030
Contra Costa County, California Redevelopment Agency Successor Agency Tax Allocation Bonds, (BAM Insured), Series 2017
5.000% due 08/01/2029	1,325	1,583
5.000% due 08/01/2030	1,000	1,188
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2012
5.000% due 06/01/2023	2,100	2,420
Eastern Municipal Water District Financing Authority, California Revenue Bonds, Series 2016
5.000% due 07/01/2029	1,250	1,486
Fresno, California Sewer System Revenue Bonds, (AGC Insured), Series 2008
5.000% due 09/01/2019	700	710
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017
5.000% due 05/01/2033	750	862
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Notes, (BAM Insured), Series 2017
5.000% due 05/01/2026	500	592
Irvine Unified School District, California Special Tax Notes, Series 2017
4.000% due 09/01/2026	150	164
5.000% due 09/01/2026	1,250	1,452
Irvine, California Special Assessment Bonds, Series 2015
5.000% due 09/02/2026	1,500	1,802
Irvine, California Special Assessment Notes, Series 2012
4.000% due 09/02/2021	1,750	1,861
Jurupa Public Financing Authority, California Special Tax Bonds, Series 2014
5.000% due 09/01/2027	775	884

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.250% due 11/15/2018	$1,000	$1,021
5.250% due 11/15/2019	500	527
Los Angeles Community College District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2026	2,000	2,298
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2016
5.000% due 06/01/2028	1,500	1,806
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012
5.000% due 08/01/2025	1,000	1,122
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
4.500% due 05/15/2022	250	264
Los Angeles Department of Airports, California Revenue Notes, Series 2010
5.000% due 05/15/2019	650	675
Los Angeles Department of Airports, California Revenue Notes, Series 2017
5.000% due 05/15/2027	1,000	1,160
Los Angeles Municipal Improvement Corp., California Revenue Bonds, Series 2008
5.000% due 09/01/2019	250	254
M-S-R Public Power Agency, California Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2019	900	907
Menlo Park Community Development Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015
5.000% due 10/01/2027	1,230	1,428
Northern California Power Agency Revenue Bonds, Series 2012
5.000% due 07/01/2026	1,000	1,118
Northern California Transmission Agency Revenue Bonds, Series 2016
5.000% due 05/01/2029	1,000	1,173
Orange County, California Community Facilities District Special Tax Bonds, Series 2016
5.000% due 08/15/2027	1,600	1,834
Orange County, California Community Facilities District Special Tax Notes, Series 2016
5.000% due 08/15/2025	920	1,053
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2023	780	892
5.000% due 08/01/2024	1,450	1,684
Rancho Santiago Community College District, California General Obligation Bonds, Series 2012
5.000% due 09/01/2023	1,800	2,033
Riverside Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2014
5.000% due 09/01/2026	785	904
Riverside, California Sewer Revenue Bonds, Series 2015
5.000% due 08/01/2028	1,000	1,171
Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2026	1,000	1,153
Sacramento City Financing Authority, California Revenue Bonds, (BAM Insured), Series 2015
5.000% due 12/01/2028	1,000	1,161
Sacramento Municipal Utility District, California Revenue Bonds, Series 2011
5.000% due 08/15/2025	5,000	5,520
San Buenaventura Public Facilities Financing Authority, California Revenue Bonds, Series 2012
5.000% due 02/01/2025	1,515	1,667
San Clemente, California Special Tax Bonds, Series 2015
5.000% due 09/01/2030	290	322
5.000% due 09/01/2031	295	326
5.000% due 09/01/2032	490	539

34	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Diego Community College District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2023	$2,000	$2,260
San Diego County, California Water Authority Revenue Bonds, Series 2011
5.000% due 05/01/2028	2,000	2,191
San Diego Public Facilities Financing Authority Sewer, California Revenue Bonds, Series 2016
5.000% due 05/15/2028	1,875	2,252
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2011
5.000% due 05/01/2027	50	55
San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2006
5.250% due 05/01/2019	2,960	3,078
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2010
5.000% due 11/01/2022	1,000	1,085
San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2009
4.000% due 11/01/2018	1,000	1,015
San Jose, California Hotel Tax Revenue Bonds, Series 2011
5.000% due 05/01/2022	1,160	1,265
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	750	752
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2030	1,800	2,098
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,000	1,074
Sonoma-Marin Area Rail Transit District, California Revenue Bonds, Series 2011
5.000% due 03/01/2023	1,250	1,395
5.000% due 03/01/2026	50	55
South Orange County, California Public Financing Authority Special Tax Bonds, (AGM Insured), Series 2018
5.000% due 08/15/2030	700	843

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Stockton Public Financing Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2028	$500	$555
Tustin Community Facilities District, California Special Tax Bonds, Series 2015
5.000% due 09/01/2027	800	922
5.000% due 09/01/2029	300	343
Tustin Community Facilities District, California Special Tax Notes, Series 2015
5.000% due 09/01/2025	690	813
Upper Santa Clara Valley Joint Powers Authority, California Revenue Bonds, Series 2011
5.250% due 08/01/2027	2,000	2,225
West Basin Municipal Water District, California Revenue Bonds, Series 2011
5.000% due 08/01/2026	1,000	1,104
West Basin Municipal Water District, California Revenue Bonds, Series 2012
5.000% due 08/01/2028	2,000	2,216

		135,302

GUAM 0.9%
Guam Power Authority Revenue Notes, Series 2017
5.000% due 10/01/2027	1,230	1,364

NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	40	40

PUERTO RICO 0.5%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
1.655% due 07/01/2029 ~	720	634

Total Municipal Bonds & Notes (Cost $133,898)		137,340

		MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS (a) 0.3%
		$505

Total Short-Term Instruments (Cost $505)		505

Total Investments in Securities (Cost $134,403)		137,845

	SHARES
INVESTMENTS IN AFFILIATES 5.0%

SHORT-TERM INSTRUMENTS 5.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%
PIMCO Short-Term Floating NAV Portfolio III	736,922	7,283

Total Short-Term Instruments (Cost $7,282)		7,283

Total Investments in Affiliates (Cost $7,282)		7,283

Total Investments 99.0% (Cost $141,685)		$145,128

Financial Derivative Instruments (b) 0.0% (Cost or Premiums, net $0)		68

Other Assets and Liabilities, net 1.0%		1,361

Net Assets 100.0%		$146,557

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$505	U.S. Treasury Notes 2.750% due 11/15/2023	$(518)	$505	$505

Total Repurchase Agreements						$(518)	$505	$505

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	35

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$505	$0	$0	$505	$(518)	$(13)

Total Borrowings and Other Financing Transactions	$505	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(b)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Receive	3-Month USD-LIBOR	0.883%	Quarterly	09/19/2021	$2,000	$0	$68	$68	$0

Total Swap Agreements							$0	$68	$68	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
CBK	$0	$0	$68	$68	$0	$0	$0	$0	$68	$0	$68

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$0	$0	$0	$0	$68	$68

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation on Financial Derivative Instruments
Over the counter
Swap Agreements	$0	$0	$0	$0	$14	$14

36	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$135,302	$0	$135,302
Guam	0	1,364	0	1,364
New Jersey	0	40	0	40
Puerto Rico	0	634	0	634
Short-Term Instruments
Repurchase Agreements	0	505	0	505

	$0	$137,845	$0	$137,845

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,283	$0	$0	$7,283

Total Investments	$7,283	$137,845	$0	$145,128

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Financial Derivative Instruments - Assets
Over the counter	$0	$68	$0	$68

Total Financial Derivative Instruments	$0	$68	$0	$68

Totals	$7,283	$137,913	$0	$145,196

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	37

Schedule of Investments PIMCO California Municipal Bond Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.2%

MUNICIPAL BONDS & NOTES 94.1%

CALIFORNIA 89.0%
Alameda Community Facilities District, California Special Tax Bonds, Series 2016
5.000% due 09/01/2034	$135	$148
5.000% due 09/01/2042	145	159
Bay Area Toll Authority, California Revenue Bonds, Series 2017
2.950% due 04/01/2047	100	103
California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2042	300	336
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.000% due 08/15/2039	100	105
California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 08/15/2052	200	219
California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	200	222
California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 11/15/2041	100	103
5.000% due 11/15/2046	100	112
5.000% due 11/15/2046 (c)	250	283
California Health Facilities Financing Authority Revenue Bonds, Series 2017
4.000% due 08/15/2034	215	226
4.000% due 11/01/2051	125	128
California Municipal Finance Authority Revenue Bonds, Series 2017
5.000% due 02/01/2047	100	110
California Pollution Control Financing Authority Revenue Bonds, Series 2012
5.000% due 07/01/2037	250	252
California Pollution Control Financing Authority Revenue Bonds, Series 2016
4.750% due 11/01/2046	130	141
California Public Finance Authority Revenue Bonds, Series 2017
4.000% due 08/01/2047 (c)	260	266
5.000% due 07/01/2047	250	265
5.000% due 08/01/2047	150	171
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	250	255
5.000% due 06/01/2046	300	309
California State General Obligation Bonds, Series 2016
1.925% due 12/01/2031 ~	250	253
California State University Revenue Bonds, Series 2012
5.000% due 11/01/2030	280	314
California Statewide Communities Development Authority Revenue Bonds, Series 2006
2.625% due 11/01/2033	250	252
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	225	247
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 12/01/2031	350	382
5.000% due 06/01/2046	100	106
California Statewide Communities Development Authority Revenue Bonds, Series 2017
5.000% due 04/01/2029	170	197
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2010
5.000% due 06/01/2028	200	214
El Dorado Irrigation District / El Dorado County, California Water Agency Revenue Bonds, (AGM Insured), Series 2012
5.000% due 03/01/2028	100	110

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Foothill-De Anza Community College District, California Certificates of Participation Bonds, Series 2016
4.000% due 04/01/2041	$100	$103
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	150	151
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2017
5.000% due 06/01/2023	100	112
5.000% due 06/01/2027	250	288
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2018
5.000% due 06/01/2022	200	224
Golden Valley Unified School District, California General Obligation Bonds, (BAM Insured), Series 2017
0.000% due 08/01/2031 (a)	500	315
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2011
5.000% due 11/01/2041	125	136
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2017
4.000% due 11/01/2041	150	156
Irvine Unified School District, California Special Tax Bonds, Series 2017
5.000% due 09/01/2037	265	295
Irvine, California Special Assessment Bonds, Series 2012
5.000% due 09/02/2026	100	110
Lake Elsinore Public Financing Authority, California Special Tax Bonds, Series 2015
5.000% due 09/01/2040	200	219
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.000% due 11/15/2035	120	144
Los Angeles Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2037	200	213
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
5.000% due 05/15/2040	200	213
Los Angeles Department of Airports, California Revenue Bonds, Series 2017
5.000% due 05/15/2041	250	281
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2043	200	220
Los Angeles, California Wastewater System Revenue Bonds, Series 2012
5.000% due 06/01/2024	100	112
Los Angeles, California Wastewater System Revenue Bonds, Series 2013
5.000% due 06/01/2035	250	280
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	50	62
7.000% due 11/01/2034	200	284
Metropolitan Water District of Southern California Revenue Bonds, Series 2000
1.490% due 07/01/2035	300	300
Mount San Antonio Community College District, California General Obligation Notes, Series 2017
0.000% due 04/01/2022 (a)	250	230
Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
5.000% due 08/01/2031	150	182
Norris School District, California General Obligation Bonds, Series 2012
0.000% due 11/01/2040 (b)	250	232
Pasadena Unified School District, California General Obligation Bonds, Series 2012
5.000% due 05/01/2034	125	138
Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2037	250	277

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (c)	$200	$231
5.000% due 10/01/2047 (c)	100	115
Sacramento City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012
5.000% due 07/01/2031	100	111
Sacramento, California Water Revenue Bonds, Series 2013
5.000% due 09/01/2031	130	146
San Diego County, California Water Authority Revenue Bonds, Series 2013
5.000% due 05/01/2031	200	225
San Diego Unified School District, California General Obligation Bonds, Series 2017
0.000% due 07/01/2034 (a)	550	302
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2011
5.000% due 05/01/2027	30	33
San Francisco, California City & County Redevelopment Agency Tax Allocation Bonds, Series 2016
5.000% due 08/01/2027	105	124
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2012
5.000% due 11/01/2043	250	275
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2030	200	233
Temple City Unified School District, California General Obligation Bonds, Series 2013
0.000% due 08/01/2036 (b)	200	190
Turlock Irrigation District, California Revenue Bonds, Series 2011
5.500% due 01/01/2041	100	109
University of California Revenue Bonds, Series 2016
5.000% due 05/15/2033	225	265
Upland, California Certificates of Participation Bonds, Series 2017
4.000% due 01/01/2042	250	251
West Basin Municipal Water District, California Revenue Bonds, Series 2012
5.000% due 08/01/2029	125	138

		14,013

FLORIDA 1.0%
Florida Development Finance Corp. Revenue Bonds, Series 2017
5.625% due 01/01/2047	150	154

PUERTO RICO 3.4%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
1.655% due 07/01/2029 ~	125	110
5.250% due 07/01/2031 ^	100	107
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2007
5.250% due 07/01/2036	300	320

		537

U.S. VIRGIN ISLANDS 0.7%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
6.750% due 10/01/2037	165	113

Total Municipal Bonds & Notes (Cost $14,490)		14,817

38	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 1.1%

REPURCHASE AGREEMENTS (d) 1.1%
$179

Total Short-Term Instruments (Cost $179)	179

Total Investments in Securities (Cost $14,669)	14,996

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 7.8%

SHORT-TERM INSTRUMENTS 7.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.8%
PIMCO Short-Term Floating NAV Portfolio III	124,711	$1,233

Total Short-Term Instruments (Cost $1,232)		1,233

Total Investments in Affiliates (Cost $1,232)		1,233

MARKET VALUE (000S)
Total Investments 103.0% (Cost $15,901)	$16,229

Financial Derivative Instruments (e)(0.1)% (Cost or Premiums, net $(20))	(13)

Other Assets and Liabilities, net (2.9)%	(457)

Net Assets 100.0%	$15,759

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(a)	Zero coupon security.
(b)	Security becomes interest bearing at a future date.
(c)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$179	U.S. Treasury Notes 2.250% due 01/31/2024	$(186)	$179	$179

Total Repurchase Agreements						$(186)	$179	$179

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$179	$0	$0	$179	$(186)	$(7)

Total Borrowings and Other Financing Transactions	$179	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(3)
								Asset	Liability
CBK	MCDX-29 5-Year Index	(1.000)%	Quarterly	12/20/2022	$ 800	$(20)	$0	$0	$(20)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	39

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Receive	3-Month USD-LIBOR	0.883%	Quarterly	09/19/2021	$200	$0	$7	$7	$0

Total Swap Agreements							$(20)	$7	$7	$(20)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
CBK	$0	$0	$7	$7	$0	$0	$(20)	$(20)	$(13)	$0	$(13)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$0	$0	$0	$0	$7	$7

Financial Derivative Instruments - Liabilities
Over the counter
Swap Agreements	$0	$20	$0	$0	$0	$20

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$9	$9

Over the counter
Swap Agreements	$0	$(15)	$0	$0	$0	$(15)

	$0	$(15)	$0	$0	$9	$(6)

Net Change in Unrealized on Financial Derivative Instruments
Over the counter
Swap Agreements	$0	$0	$0	$0	$2	$2

40	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$14,013	$0	$14,013
Florida	0	154	0	154
Puerto Rico	0	537	0	537
U.S. Virgin Islands	0	113	0	113
Short-Term Instruments
Repurchase Agreements	0	179	0	179

	$0	$14,996	$0	$14,996

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,233	$0	$0	$1,233

Total Investments	$1,233	$14,996	$0	$16,229

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Financial Derivative Instruments - Assets
Over the counter	$0	$7	$0	$7

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(20)	$0	$(20)

Total Financial Derivative Instruments	$0	$(13)	$0	$(13)

Totals	$1,233	$14,983	$0	$16,216

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	41

Schedule of Investments PIMCO California Short Duration Municipal Income Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.0%

MUNICIPAL BONDS & NOTES 98.7%

CALIFORNIA 97.9%
Alameda Corridor Transportation Authority, California Revenue Notes, Series 2013
5.000% due 10/01/2021	$2,000	$2,217
Alameda County, California Transportation Commission Revenue Notes, Series 2014
5.000% due 03/01/2021	1,250	1,369
Bay Area Toll Authority, California Revenue Bonds, Series 2007
2.280% due 04/01/2047 ~	5,000	5,028
Bay Area Toll Authority, California Revenue Bonds, Series 2014
1.875% due 04/01/2047	1,000	1,002
Bell Gardens Community Development Commission Successor Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2018	430	435
5.000% due 08/01/2019	455	476
5.000% due 08/01/2020	475	510
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.000% due 07/01/2034	495	555
California Health Facilities Financing Authority Revenue Bonds, Series 2010
1.550% due 10/01/2040	2,500	2,500
California Health Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 11/01/2032	1,500	1,710
California Health Facilities Financing Authority Revenue Notes, Series 2008
5.500% due 08/15/2018	250	254
California Health Facilities Financing Authority Revenue Notes, Series 2010
5.000% due 11/15/2019	525	553
California Health Facilities Financing Authority Revenue Notes, Series 2015
5.000% due 11/15/2023	600	692
California Health Facilities Financing Authority Revenue Notes, Series 2017
5.000% due 11/15/2024	1,000	1,176
California Health Facilities Financing Authority Revenue Notes, Series 2018
5.000% due 11/15/2023 (a)	1,000	1,155
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2010
1.750% due 11/01/2026	1,500	1,443
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
1.818% due 10/01/2047 ~	4,750	4,774
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2015
2.271% due 11/01/2045 ~	5,000	5,031
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2017
1.971% due 12/01/2050 ~	2,500	2,509
California Infrastructure & Economic Development Bank Revenue Notes, Series 2013
5.000% due 02/01/2019	350	360
California Infrastructure & Economic Development Bank Revenue Notes, Series 2017
5.000% due 05/15/2021	500	550
5.000% due 05/15/2024	630	734
California Municipal Finance Authority Revenue Bonds, Series 2010
1.400% due 09/01/2021	2,000	2,000
1.520% due 11/01/2035	2,200	2,200
California Municipal Finance Authority Revenue Bonds, Series 2015
1.930% due 10/01/2045 ~	2,500	2,501
California Municipal Finance Authority Revenue Notes, Series 2016
4.000% due 11/01/2021	665	680

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State Department of Water Resources Revenue Bonds, Series 2014
1.950% due 12/01/2035 ~	$3,000	$3,006
California State General Obligation Bonds, Series 2013
1.960% due 12/01/2027 ~	1,450	1,452
1.999% due 12/01/2029 ~	2,750	2,752
California State General Obligation Notes, Series 2009
5.000% due 07/01/2018	1,340	1,352
5.000% due 07/01/2019	80	83
California State University Revenue Notes, Series 2017
5.000% due 11/01/2022	1,900	2,163
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2018	250	252
California Statewide Communities Development Authority Revenue Bonds, Series 2006
2.625% due 11/01/2033	1,000	1,007
California Statewide Communities Development Authority Revenue Notes, Series 2009
5.000% due 04/01/2019	4,145	4,284
California Statewide Communities Development Authority Revenue Notes, Series 2011
5.000% due 08/15/2019	900	942
California Statewide Communities Development Authority Revenue Notes, Series 2012
5.000% due 05/15/2020	675	719
California Statewide Communities Development Authority Revenue Notes, Series 2014
5.000% due 07/01/2019	1,000	1,037
5.000% due 07/01/2020	250	267
California Statewide Communities Development Authority Revenue Notes, Series 2016
5.000% due 05/15/2021	365	397
California Statewide Communities Development Authority Revenue Notes, Series 2017
5.000% due 05/15/2023	1,000	1,122
Chula Vista, California Revenue Bonds, Series 2006
1.650% due 07/01/2018	4,050	4,051
Coast Community College District, California General Obligation Notes, Series 2013
5.000% due 08/01/2021	1,250	1,386
Contra Costa County, California Public Financing Authority Revenue Notes, Series 2015
5.000% due 06/01/2019	1,000	1,040
East Bay Municipal Utility District Water System, California Revenue Notes, Series 2012
5.000% due 06/01/2018	1,685	1,695
Eastern Municipal Water District, California Revenue Notes, Series 2016
5.000% due 07/01/2022	1,000	1,128
Fairfield Redevelopment Agency, California Tax Allocation Notes, Series 2014
5.000% due 08/01/2020	1,830	1,970
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2015
5.000% due 06/01/2020	500	535
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2017
5.000% due 06/01/2021	3,500	3,820
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Notes, (BAM Insured), Series 2017
5.000% due 05/01/2022	350	391
Irvine Ranch Water District, California Special Assessment Bonds, Series 2011
1.570% due 10/01/2037 ~	2,500	2,500
Irvine Unified School District, California Special Tax Notes, Series 2017
3.000% due 09/01/2022	150	155
4.000% due 09/01/2022	1,165	1,256
5.000% due 09/01/2022	1,625	1,813
Irvine, California Special Assessment Notes, Series 2015
4.000% due 09/02/2018	800	808

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Jurupa Public Financing Authority, California Special Tax Notes, Series 2014
5.000% due 09/01/2019	$475	$496
5.000% due 09/01/2020	550	592
Long Beach, California Harbor Revenue Notes, Series 2010
5.000% due 05/15/2019	125	130
Long Beach, California Harbor Revenue Notes, Series 2014
5.000% due 11/15/2018	420	429
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2013
5.000% due 07/01/2022	335	379
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2016
5.000% due 06/01/2022	2,250	2,539
Los Angeles County, California Public Works Financing Authority Revenue Notes, Series 2012
5.000% due 08/01/2018	500	506
Los Angeles Department of Airports, California Revenue Notes, Series 2012
5.000% due 05/15/2019	665	691
Los Angeles Department of Airports, California Revenue Notes, Series 2015
5.000% due 05/15/2021	860	941
Los Angeles, California Wastewater System Revenue Notes, Series 2012
5.000% due 06/01/2019	225	234
Modesto Irrigation District, California Revenue Notes, Series 2012
5.000% due 07/01/2018	250	252
Mount San Antonio Community College District, California General Obligation Notes, Series 2017
0.000% due 04/01/2022 (b)	500	460
Northern California Power Agency Revenue Notes, Series 2018
5.000% due 07/01/2019 (a)	1,000	1,043
Orange County, California Community Facilities District Special Tax Notes, Series 2016
4.000% due 08/15/2019	275	282
4.000% due 08/15/2020	540	563
4.000% due 08/15/2021	510	539
5.000% due 08/15/2022	640	707
5.000% due 08/15/2023	930	1,041
Orange County, California Sanitation District Revenue Notes, Series 2012
5.000% due 02/01/2021	760	830
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2021	1,875	2,066
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, Series 2014
5.000% due 08/01/2018	2,500	2,528
5.000% due 08/01/2020	680	731
Poway Redevelopment Agency Successor Agency, California Tax Allocation Notes, Series 2015
4.000% due 12/15/2019	2,800	2,914
5.000% due 06/15/2020	2,680	2,875
Riverside, California Sewer Revenue Notes, Series 2015
5.000% due 08/01/2019	2,250	2,351
Roseville Natural Gas Financing Authority, California Revenue Bonds, Series 2007
5.000% due 02/15/2021	175	189
Sacramento Area Flood Control Agency, California Special Assessment Notes, Series 2016
5.000% due 10/01/2023	500	575
Sacramento Municipal Utility District, California Revenue Notes, Series 2017
5.000% due 08/15/2023	1,000	1,157

42	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
San Francisco City & County Public Utilities Commission Wastewater, California Revenue Notes, Series 2013
5.000% due 10/01/2020	$300	$325
San Francisco State Building Authority, California Revenue Notes, Series 2015
5.000% due 12/01/2020	2,675	2,910
San Francisco, California City & County Airports Commission Revenue Notes, Series 2010
5.000% due 05/01/2019	1,795	1,861
San Francisco, California City & County Revenue Bonds, Series 2017
1.570% due 07/01/2057	2,500	2,500
San Jose Redevelopment Agency Successor Agency, California Tax Allocation Notes, Series 2017
5.000% due 08/01/2023	1,250	1,438
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	250	251
South Orange County, California Public Financing Authority Special Tax Notes, Series 2018
5.000% due 08/15/2022	575	648
5.000% due 08/15/2023	600	689
Southern California Public Power Authority Revenue Notes, Series 2017
5.000% due 07/01/2023	1,000	1,150

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tustin Community Facilities District, California Special Tax Notes, Series 2015
3.000% due 09/01/2018	$500	$502
3.000% due 09/01/2019	500	507
University of California Revenue Notes, Series 2015
5.000% due 05/15/2022	1,250	1,411

		128,029

GUAM 0.8%
Guam Power Authority Revenue Notes, Series 2017
5.000% due 10/01/2023	1,000	1,089

Total Municipal Bonds & Notes (Cost $129,436)		129,118

SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS (c) 0.3%
		414

Total Short-Term Instruments (Cost $414)		414

Total Investments in Securities (Cost $129,850)		129,532

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 2.4%

SHORT-TERM INSTRUMENTS 2.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.4%
PIMCO Short-Term Floating NAV Portfolio III	312,713	$3,091

Total Short-Term Instruments (Cost $3,090)		3,091

Total Investments in Affiliates (Cost $3,090)		3,091

Total Investments 101.4% (Cost $132,940)		$132,623

Financial Derivative Instruments (d) 0.1% (Cost or Premiums, net $0)		101

Other Assets and Liabilities, net (1.5)%		(1,955)

Net Assets 100.0%		$130,769

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(a)	When-issued security.
(b)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$414	Federal Home Loan Bank 2.250% due 01/21/2029	$(423)	$414	$414

Total Repurchase Agreements						$(423)	$414	$414

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$414	$0	$0	$414	$(423)	$(9)

Total Borrowings and Other Financing Transactions	$414	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	43

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Receive	3-Month USD-LIBOR	0.883%	Quarterly	09/19/2021	$3,000	$0	$101	$101	$0

Total Swap Agreements							$0	$101	$101	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
CBK	$0	$0	$101	$101	$0	$0	$0	$0	$101	$0	$101

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$0	$0	$0	$0	$101	$101

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation on Financial Derivative Instruments
Over the counter
Swap Agreements	$0	$0	$0	$0	$20	$20

44	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$128,029	$0	$128,029
Guam	0	1,089	0	1,089
Short-Term Instruments
Repurchase Agreements	0	414	0	414

	$0	$129,532	$0	$129,532

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,091	$0	$0	$3,091

Total Investments	$3,091	$129,532	$0	$132,623

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Financial Derivative Instruments - Assets
Over the counter	$0	$101	$0	$101

Total Financial Derivative Instruments	$0	$101	$0	$101

Totals	$3,091	$129,633	$0	$132,724

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	45

Schedule of Investments PIMCO High Yield Municipal Bond Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.7%

CORPORATE BONDS & NOTES 1.4%

BANKING & FINANCE 1.0%
Illinois Receivable Financing Trust
9.800% due 04/01/2021	$9,401	$9,398
Illinois Receivables Trust
8.250% due 07/01/2018 «	794	802

		10,200

INDUSTRIALS 0.4%
Sutter Health
3.695% due 08/15/2028 (a)	4,000	4,025

Total Corporate Bonds & Notes (Cost $14,227)		14,225

MUNICIPAL BONDS & NOTES 97.7%

ALABAMA 3.5%
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, Series 2016
5.750% due 06/01/2045	800	880
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2018
4.000% due 12/01/2048	9,000	9,661
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (e)	9,675	8,059
6.500% due 10/01/2053	8,750	10,364
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	5,100	6,239

		35,203

ALASKA 0.4%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036 ^(b)	1,400	94
Northern Tobacco Securitization Corp., Alaska Revenue Bonds, Series 2006
5.000% due 06/01/2046	4,010	4,010

		4,104

ARIZONA 1.5%
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2016
5.000% due 07/01/2046	2,000	2,050
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2016
5.750% due 01/01/2036	2,500	2,543
6.000% due 01/01/2048	6,000	6,138
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2010
5.000% due 06/15/2047	4,150	4,157

		14,888

CALIFORNIA 9.8%
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	2,000	2,001
California County Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2046 (c)	500	59
California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2047	5,000	5,583
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,500	1,581

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (f)	$30,430	$34,362
California Health Facilities Financing Authority Revenue Bonds, Series 2018
4.000% due 11/15/2042 (a)	2,000	2,056
5.000% due 11/15/2037 (a)	5,000	5,762
California Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	600	613
7.000% due 10/01/2039	500	502
California Municipal Finance Authority Revenue Bonds, Series 2011
6.500% due 11/01/2041	1,000	1,116
7.750% due 04/01/2031	755	859
California Municipal Finance Authority Revenue Bonds, Series 2016
5.000% due 11/01/2046	1,000	1,073
California Pollution Control Financing Authority Revenue Bonds, Series 2012
5.000% due 07/01/2037	2,965	2,984
California Pollution Control Financing Authority Revenue Bonds, Series 2015
3.125% due 11/01/2040	1,000	1,021
California Pollution Control Financing Authority Revenue Bonds, Series 2016
4.750% due 11/01/2046	1,500	1,623
California Public Finance Authority Revenue Bonds, Series 2017
5.000% due 07/01/2037	760	813
California School Finance Authority Revenue Bonds, Series 2015
5.000% due 08/01/2045	1,000	1,063
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	750	764
5.000% due 06/01/2046	2,590	2,661
5.000% due 06/01/2051	1,000	1,019
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2009
6.250% due 08/01/2039	500	531
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 06/01/2046	1,900	2,007
California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	7,500	7,504
Chino Public Financing Authority, California Special Tax Bonds, Series 2012
5.000% due 09/01/2026	1,225	1,341
5.000% due 09/01/2034	1,300	1,399
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	1,000	1,046
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.500% due 01/15/2053	6,250	7,056
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015
5.000% due 09/01/2040	2,000	2,197
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2030	250	307
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,500	2,112
Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2037	1,000	1,109
Stockton Public Financing Authority, California Revenue Bonds, Series 2010
6.250% due 10/01/2038	1,500	1,774
6.250% due 10/01/2040	1,000	1,176
Tustin Community Facilities District, California Special Tax Bonds, Series 2015
5.000% due 09/01/2045	1,000	1,099

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tustin Unified School District, California Special Tax Bonds, Series 2010
6.000% due 09/01/2040	$500	$551

		98,724

COLORADO 2.4%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017
4.000% due 03/01/2038 (f)	3,000	3,148
Colorado Health Facilities Authority Revenue Bonds, Series 2008
5.750% due 05/15/2036	1,000	1,005
Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.250% due 01/01/2045	1,250	1,342
Colorado Health Facilities Authority Revenue Bonds, Series 2017
5.000% due 06/01/2031	3,760	4,186
Copperleaf Metropolitan District No. 2, Colorado General Obligation Bonds, Series 2015
5.250% due 12/01/2030	500	527
5.750% due 12/01/2045	1,000	1,052
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2016
6.000% due 12/01/2046	1,500	1,572
Leyden Rock Metropolitan District No. 10, Colorado General Obligation Bonds, Series 2016
4.375% due 12/01/2033	750	750
5.000% due 12/01/2045	1,250	1,275
Prairie Center Metropolitan District No. 3, Colorado Revenue Bonds, Series 2017
5.000% due 12/15/2041	875	897
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	2,205	2,759
Regional Transportation District, Colorado Revenue Bonds, Series 2010
6.000% due 01/15/2034	750	810
Solaris Metropolitan District No. 3, Colorado General Obligation Bonds, Series 2016
5.000% due 12/01/2036	850	885
Sterling Ranch Community Authority Board, Colorado Revenue Bonds, Series 2017
5.000% due 12/01/2030	1,500	1,543
7.500% due 12/15/2047	2,000	1,996

		23,747

CONNECTICUT 0.4%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 07/01/2047	2,990	3,024
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.000% due 04/01/2022	662	713

		3,737

DELAWARE 0.0%
Delaware State Economic Development Authority Revenue Bonds, Series 2012
5.000% due 09/01/2042	425	444

DISTRICT OF COLUMBIA 0.1%
District of Columbia Revenue Bonds, Series 2017
5.000% due 07/01/2052	1,000	1,035
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033	145	165

		1,200

46	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FLORIDA 3.9%
Alachua County, Florida Health Facilities Authority Revenue Bonds, Series 2012
8.000% due 10/01/2042	$1,000	$1,162
8.000% due 10/01/2046	1,250	1,447
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2015
7.000% due 12/01/2045	2,005	2,109
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2017
7.000% due 07/01/2052	4,365	4,604
Florida Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	250	239
Florida Development Finance Corp. Revenue Bonds, Series 2017
5.000% due 08/01/2029	2,000	2,080
5.625% due 01/01/2047	12,000	12,366
6.125% due 06/15/2047	5,360	5,334
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	175	184
Miami-Dade County, Florida Revenue Bonds, Series 2016
0.000% due 10/01/2032 (c)	2,815	1,570
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2014
7.500% due 06/01/2049	1,000	1,164
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017
5.000% due 08/15/2042 (f)	3,000	3,372
St. Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2010
5.875% due 08/01/2040	1,500	1,639
Village Community Development District No. 10, Florida Special Assessment Bonds, Series 2014
5.750% due 05/01/2031	1,720	1,970

		39,240

GEORGIA 3.4%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
7.000% due 01/01/2040	11,000	11,407
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	9,000	8,902
Fulton County, Georgia Development Authority Revenue Bonds, Series 2017
5.000% due 04/01/2047	1,000	1,112
Gainesville & Hall County, Georgia Development Authority Revenue Bonds, Series 2017
5.125% due 03/01/2052	1,620	1,692
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018
1.865% due 04/01/2048 ~	11,000	10,939

		34,052

HAWAII 0.2%
Hawaii Department of Budget & Finance Revenue Notes, Series 2017
3.100% due 05/01/2026	2,000	1,986

ILLINOIS 9.6%
Belleville, Illinois Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	1,000	982
Chicago Board of Education, Illinois General Obligation Bonds, Series 2017
5.000% due 12/01/2046	6,000	5,813
Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 07/01/2048 (a)	5,000	5,473

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chicago, Illinois General Obligation Bonds, Series 2005
5.500% due 01/01/2037	$7,035	$7,444
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	3,350	3,527
Chicago, Illinois General Obligation Bonds, Series 2015
5.500% due 01/01/2033	6,000	6,392
Chicago, Illinois General Obligation Bonds, Series 2017
5.750% due 01/01/2034	3,120	3,420
6.000% due 01/01/2038	8,000	8,994
Hillside Village, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	2,000	2,042
Illinois Finance Authority Revenue Bonds, Series 2007
6.000% due 03/01/2037 ^(b)	1,775	426
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	501
Illinois Finance Authority Revenue Bonds, Series 2015
5.250% due 05/15/2050	1,650	1,711
Illinois Finance Authority Revenue Bonds, Series 2016
4.000% due 02/15/2036	2,500	2,534
Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 12/01/2037	3,150	3,282
5.250% due 12/01/2052	3,035	3,128
6.250% due 12/01/2052	1,490	1,549
Illinois Receivable Trust Revenue Notes, Series 2015
8.000% due 04/01/2018 (g)	4,336	4,337
Illinois State General Obligation Bonds, (AGM Insured), Series 2016
4.000% due 02/01/2031	1,500	1,554
Illinois State General Obligation Bonds, Series 2009
5.000% due 04/01/2024	1,640	1,642
Illinois State General Obligation Bonds, Series 2010
5.000% due 01/01/2022	1,740	1,786
Illinois State General Obligation Bonds, Series 2014
5.000% due 05/01/2025	4,550	4,758
5.250% due 02/01/2028	2,500	2,516
Illinois State General Obligation Bonds, Series 2016
3.500% due 06/01/2029	2,000	1,811
4.000% due 06/01/2032	1,170	1,087
Illinois State General Obligation Bonds, Series 2017
5.000% due 12/01/2038	5,000	5,103
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	3,000	3,137
5.000% due 11/01/2026	4,000	4,184
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010
0.000% due 06/15/2026 (c)	6,035	4,386
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2017
0.000% due 12/15/2047 (e)	2,500	1,321
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017
5.000% due 06/01/2027	1,000	1,148
Southwestern Illinois Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	925

		96,913

INDIANA 1.2%
Allen County, Indiana Revenue Bonds, Series 2017
6.875% due 01/15/2052	2,300	2,461
Chesterton, Indiana Revenue Bonds, Series 2016
6.125% due 01/15/2034	2,000	2,072
East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	100
Indiana Finance Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	375	397
Indiana Finance Authority Revenue Bonds, Series 2017
5.000% due 08/15/2051	2,060	2,225
Indiana Municipal Power Agency Revenue Bonds, Series 2009
6.000% due 01/01/2039	1,000	1,033

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2009
5.750% due 01/01/2038	$2,500	$2,574
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	1,480	1,650

		12,512

IOWA 0.9%
Altoona, Iowa Tax Allocation Bonds, Series 2008
6.000% due 06/01/2034	1,000	1,007
Cedar Rapids, Lowa Revenue Bonds, (AMBAC Insured), Series 2003
2.520% due 08/15/2032	1,000	980
Iowa Finance Authority Revenue Bonds, Series 2014
0.000% due 05/15/2056 ^	277	3
5.400% due 11/15/2046 ^	2,003	2,081
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.500% due 06/01/2042	3,000	3,011
6.500% due 06/01/2023	1,590	1,617

		8,699

KANSAS 0.3%
Lenexa, Kansas Tax Allocation Bonds, Series 2007
6.000% due 04/01/2027 ^(b)	3,947	888
Manhattan, Kansas Revenue Bonds, Series 2007
5.500% due 08/01/2021	250	231
Wichita, Kansas Revenue Bonds, Series 2016
5.000% due 12/01/2031	500	526
5.250% due 12/01/2036	500	529
5.375% due 12/01/2046	1,125	1,192

		3,366

KENTUCKY 1.2%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2015
5.500% due 11/15/2035	1,250	1,259
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2017
5.000% due 08/15/2041	5,000	5,444
5.000% due 08/15/2046	3,350	3,631
Kentucky Public Energy Authority Revenue Bonds, Series 2018
4.000% due 04/01/2048	2,000	2,132

		12,466

LOUISIANA 1.1%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045 (f)	7,000	7,254
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	1,000	1,134
Louisiana State Citizens Property Insurance Corp. Revenue Bonds, (AGC Insured), Series 2006
6.125% due 06/01/2025	2,250	2,267
New Orleans Aviation Board, Louisiana Revenue Bonds, (AGC Insured), Series 2009
6.000% due 01/01/2023	500	516

		11,171

MAINE 0.6%
Finance Authority of Maine Revenue Bonds, Series 2017
5.375% due 12/15/2033	2,000	2,089
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046	4,300	4,440

		6,529

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	47

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MARYLAND 1.5%
Baltimore County, Maryland General Obligation Bonds, Series 2018
4.000% due 03/01/2037	$4,000	$4,252
Maryland Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 09/01/2025	7,560	7,919
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	250	265
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 11/15/2051	2,500	2,727

		15,163

MASSACHUSETTS 0.8%
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 10/01/2043	4,500	4,909
5.000% due 01/01/2047	2,500	2,741
Massachusetts Educational Financing Authority Revenue Bonds, Series 2009
6.000% due 01/01/2028	575	600

		8,250

MICHIGAN 2.6%
East Lansing Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2037	655	655
Grand Traverse Academy, Michigan Revenue Bonds, Series 2007
5.000% due 11/01/2036	1,200	1,187
Meridian Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2026	645	645
Michigan Finance Authority Revenue Bonds, Series 2014
4.500% due 10/01/2029	6,385	6,768
5.000% due 07/01/2033	2,000	2,209
5.000% due 07/01/2044	4,500	4,901
Michigan Finance Authority Revenue Notes, Series 2014
3.875% due 10/01/2023	3,000	3,089
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037 ^	975	746
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	965	963
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (c)	170,250	5,026
Royal Oak Hospital Finance Authority, Michigan Revenue Bonds, Series 2009
8.250% due 09/01/2039	500	514

		26,703

MINNESOTA 0.5%
Dakota County, Minnesota Community Development Agency Revenue Bonds, Series 2016
5.000% due 08/01/2036	750	758
5.000% due 08/01/2046	1,500	1,503
5.000% due 08/01/2051	1,115	1,115
Minneapolis, Minnesota Revenue Bonds, Series 2008
6.750% due 11/15/2032	950	980
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2016
5.000% due 01/01/2041	750	849

		5,205

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MISSOURI 1.5%
Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	$250	$231
5.550% due 10/01/2036	45	40
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, (AMBAC Insured), Series 2001
2.885% due 06/01/2031	8,100	7,974
Joplin Industrial Development Authority, Missouri Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,485	1,489
Lees Summit Industrial Development Authority, Missouri Revenue Bonds, Series 2018
5.000% due 08/15/2042	1,400	1,439
Manchester, Missouri Tax Allocation Bonds, Series 2010
6.875% due 11/01/2039	250	254
St. Louis Land Clearance for Redevelopment Authority, Missouri Revenue Bonds, Series 2017
5.125% due 06/01/2046	2,500	2,723
Thirty-Ninth Street Transportation Development District, Missouri Revenue Bonds, Series 2008
6.875% due 09/01/2032	500	502

		14,652

MONTANA 0.2%
Hardin, Montana Tax Allocation Bonds, Series 2006
6.250% due 09/01/2031 ^	830	108
Kalispell, Montana Revenue Bonds, Series 2017
5.250% due 05/15/2047	1,500	1,572

		1,680

NEBRASKA 0.5%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	5,000	5,451

NEVADA 1.5%
Clark Department of Aviation, Nevada Revenue Bonds, Series 2014
4.250% due 07/01/2034	5,150	5,400
Las Vegas, Nevada Revenue Bonds, Series 2016
4.375% due 06/15/2035	3,600	3,370
Nevada Department of Business & Industry State Revenue Bonds, Series 2017
5.125% due 12/15/2037	2,500	2,523
6.250% due 12/15/2037	3,500	3,833

		15,126

NEW JERSEY 6.4%
Atlantic City, New Jersey General Obligation Bonds, (AGM Insured), Series 2017
5.000% due 03/01/2037	1,500	1,676
Atlantic City, New Jersey General Obligation Bonds, Series 2015
6.375% due 03/01/2030	1,190	1,296
Casino Reinvestment Development Authority, New Jersey Revenue Bonds, Series 2014
5.250% due 11/01/2039	1,650	1,762
5.250% due 11/01/2044	1,625	1,736
New Jersey Economic Development Authority Revenue Bonds, Series 2013
3.130% due 09/01/2027 ~	2,500	2,470
New Jersey Economic Development Authority Revenue Bonds, Series 2015
5.250% due 06/15/2040	1,500	1,609
New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.500% due 06/15/2029	5,000	5,708

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New Jersey Economic Development Authority Revenue Bonds, Series 2017
4.000% due 07/01/2034	$2,730	$2,672
5.000% due 07/01/2033	1,700	1,834
5.000% due 06/15/2042	3,500	3,739
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 07/01/2052	2,000	2,230
5.000% due 07/01/2057	2,250	2,509
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (c)	8,500	4,253
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2015
5.000% due 06/15/2046	2,500	2,637
5.250% due 06/15/2041	1,000	1,072
New Jersey Turnpike Authority Revenue Notes, Series 2017
1.865% due 01/01/2024 ~	9,000	8,992
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017
5.000% due 01/01/2048	6,000	6,455
South Jersey Transportation Authority LLC, New Jersey Revenue Bonds, Series 2014
5.000% due 11/01/2039	2,500	2,723
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	4,200	4,200
5.000% due 06/01/2029	4,500	4,515

		64,088

NEW YORK 7.2%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	3,500	3,780
Build NYC Resource Corp., New York Revenue Bonds, Series 2016
5.000% due 07/01/2041	3,000	3,246
Housing Development Corp., New York Revenue Bonds, Series 2017
3.700% due 11/01/2047 (f)	1,750	1,753
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
5.250% due 11/15/2057	1,000	1,152
Monroe County, New York Industrial Development Agency Revenue Bonds, Series 2017
4.000% due 07/01/2043 (f)	3,500	3,629
New York City Housing Development Corp., New York, Series 2017
3.750% due 11/01/2052 (f)	2,000	2,000
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
0.000% due 06/01/2055 (c)	60,000	3,946
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	7,500	8,393
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	8,750	9,291
5.375% due 11/15/2040	4,000	4,392
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	500	546
New York State Energy Research & Development Authority Revenue Bonds, (AMBAC Insured), Series 2001
2.451% due 10/01/2036	5,600	5,396
New York Transportation Development Corp. Revenue Bonds, Series 2016
5.000% due 07/01/2046	3,985	4,322
Niagara Area Development Corp., New York Revenue Bonds, Series 2012
5.250% due 11/01/2042	3,000	3,002

48	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Port Authority of New York & New Jersey Revenue Bonds, Series 2017
5.000% due 05/15/2057	$3,000	$3,417
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2030	7,960	8,955
5.000% due 06/01/2034	1,500	1,660
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	1,000	994
5.250% due 09/15/2053	2,500	2,460

		72,334

NORTH CAROLINA 0.2%
North Carolina Medical Care Commission Revenue Bonds, Series 2008
6.000% due 11/01/2033	750	769
6.000% due 04/01/2038	500	500
North Carolina Medical Care Commission Revenue Bonds, Series 2010
6.000% due 01/01/2039	575	603

		1,872

OHIO 7.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
0.000% due 06/01/2052 (c)	30,000	894
5.125% due 06/01/2024	27,000	26,468
5.375% due 06/01/2024	3,000	2,968
5.750% due 06/01/2034	655	644
6.250% due 06/01/2037	3,175	3,191
6.500% due 06/01/2047	14,100	14,188
Butler County, Ohio Port Authority Revenue Bonds, Series 2017
6.500% due 01/15/2052	2,000	2,090
Hamilton County, Ohio Revenue Bonds, Series 2012
5.500% due 06/01/2042	5,000	5,593
Lake County, Ohio Port & Economic Development Authority Revenue Bonds, Series 2017
6.750% due 12/01/2052	1,750	1,844
Ohio Air Quality Development Authority Revenue Bonds, Series 2012
6.750% due 06/01/2024	1,500	1,553
Ohio Air Quality Development Authority Revenue Bonds, Series 2017
4.500% due 01/15/2048	4,000	4,082
Ohio Turnpike & Infrastructure Commission Revenue Bonds, Series 2018
4.000% due 02/15/2033 (f)	5,000	5,262
Toledo-Lucas County, Ohio Port Authority Revenue Bonds, Series 2016
6.375% due 01/15/2051	1,500	1,554

		70,331

OKLAHOMA 0.8%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018
5.500% due 08/15/2057 (a)	4,500	4,995
Payne County, Oklahoma Economic Development Authority Revenue Bonds, Series 2016
6.625% due 11/01/2036	790	395
6.875% due 11/01/2046	1,625	813
7.000% due 11/01/2051	3,250	1,625

		7,828

OREGON 0.2%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2017
5.000% due 11/15/2052	1,500	1,618
Oregon State Facilities Authority Revenue Bonds, Series 2010
6.375% due 09/01/2040	200	221

		1,839

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PENNSYLVANIA 4.4%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2008
6.000% due 10/15/2038	$750	$767
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 05/01/2042	7,000	7,441
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017
7.750% due 12/01/2037	6,000	6,328
Cambridge Area Joint Authority, Pennsylvania Revenue Bonds, Series 2008
6.000% due 12/01/2037	500	504
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 06/01/2032	1,000	1,125
5.000% due 06/01/2035	4,000	4,444
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
6.000% due 07/01/2035	500	504
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2010
6.000% due 01/01/2030	3,000	3,145
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 02/15/2045 (f)	6,000	6,739
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
6.250% due 01/01/2032	500	528
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.000% due 07/01/2043	400	437
Pennsylvania Turnpike Commission Revenue Bonds, Series 2017
5.000% due 12/01/2047	5,500	6,176
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017
5.500% due 12/01/2058	5,000	4,902
School District of Philadelphia, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2018
4.000% due 09/01/2043 (a)	1,000	998
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2018
5.000% due 07/01/2035	750	772

		44,810

PUERTO RICO 3.7%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.250% due 07/01/2027 ^(b)	645	290
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.125% due 07/01/2028 ^(b)	560	252
Commonwealth of Puerto Rico General Obligation Bonds, Series 2009
5.875% due 07/01/2036 ^(b)	500	225
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.500% due 07/01/2039 ^(b)	2,100	913
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, (AGC Insured), Series 2008
5.125% due 07/01/2047	2,495	2,501
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds, Series 2008
0.000% due 07/01/2029 (c)	8,750	1,580
6.200% due 07/01/2039 ^	5,000	1,825
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
1.655% due 07/01/2029 ~	9,245	8,136
5.250% due 07/01/2031 ^	3,350	3,568
Puerto Rico Electric Power Authority Revenue Bonds, Series 2003
5.500% due 07/01/2020 ^(b)	10	4

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Puerto Rico Electric Power Authority Revenue Bonds, Series 2005
4.625% due 07/01/2030 ^(b)	$10	$4
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007
4.200% due 07/01/2019 ^(b)	20	8
5.000% due 07/01/2018 ^(b)	15	6
5.000% due 07/01/2021 ^(b)	505	196
5.000% due 07/01/2022 ^(b)	50	19
5.000% due 07/01/2025 ^(b)	70	27
5.000% due 07/01/2026 ^(b)	10	4
5.000% due 07/01/2037 ^(b)	120	46
Puerto Rico Electric Power Authority Revenue Bonds, Series 2008
5.375% due 07/01/2024 ^(b)	55	21
5.500% due 07/01/2020 ^(b)	10	4
5.500% due 07/01/2021 ^(b)	55	21
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
3.750% due 07/01/2022 ^(b)	100	39
3.875% due 07/01/2023 ^(b)	75	29
4.375% due 07/01/2021 ^(b)	45	17
4.500% due 07/01/2023 ^(b)	15	6
4.600% due 07/01/2024 ^(b)	50	19
4.625% due 07/01/2025 ^(b)	35	14
4.750% due 07/01/2026 ^(b)	245	95
4.750% due 07/01/2027 ^(b)	50	19
5.000% due 07/01/2021 ^(b)	60	23
5.000% due 07/01/2022 ^(b)	35	14
5.000% due 07/01/2024 ^(b)	50	19
5.000% due 07/01/2025 ^(b)	25	10
5.000% due 07/01/2026 ^(b)	65	25
5.250% due 07/01/2021 ^(b)	260	101
5.250% due 07/01/2022 ^(b)	40	16
5.250% due 07/01/2025 ^(b)	25	10
5.250% due 07/01/2026 ^(b)	100	39
5.250% due 07/01/2027 ^(b)	140	55
5.250% due 07/01/2030 ^(b)	15	6
5.250% due 07/01/2031 ^(b)	30	12
5.750% due 07/01/2036 ^(b)	25	10
Puerto Rico Electric Power Authority Revenue Bonds, Series 2012
5.000% due 07/01/2029 ^(b)	100	39
5.050% due 07/01/2042 ^(b)	140	54
Puerto Rico Electric Power Authority Revenue Bonds, Series 2013
7.000% due 07/01/2040 ^(b)	20	8
7.000% due 07/01/2043 ^(b)	85	33
Puerto Rico Electric Power Authority Revenue Notes, Series 2010
3.300% due 07/01/2019 ^(b)	75	29
3.500% due 07/01/2020 ^(b)	395	153
4.100% due 07/01/2019 ^(b)	100	39
5.000% due 07/01/2018 ^(b)	180	70
5.000% due 07/01/2019 ^(b)	60	23
5.000% due 07/01/2020 ^(b)	20	8
5.250% due 07/01/2020 ^(b)	140	54
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2005
5.250% due 07/01/2041	10,000	10,729
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2007
5.250% due 07/01/2036	3,750	4,005
Puerto Rico Highways & Transportation Authority Revenue Bonds, (AGC Insured), Series 2007
5.500% due 07/01/2031	1,320	1,438

		36,910

RHODE ISLAND 0.8%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	1,750	1,882
5.000% due 06/01/2050	6,000	6,185

		8,067

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	49

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH CAROLINA 1.3%
South Carolina Public Service Authority Revenue Bonds, Series 2013
5.000% due 12/01/2048	$3,395	$3,604
South Carolina Public Service Authority Revenue Bonds, Series 2015
5.000% due 12/01/2050	5,000	5,373
South Carolina Public Service Authority Revenue Bonds, Series 2016
5.000% due 12/01/2056	3,365	3,642

		12,619

TENNESSEE 2.1%
Bristol Industrial Development Board, Tennessee Revenue Bonds, Series 2016
0.000% due 12/01/2031 (c)	8,000	3,670
5.125% due 12/01/2042	3,500	3,419
Bristol Industrial Development Board, Tennessee Revenue Notes, Series 2016
0.000% due 12/01/2023 (c)	3,670	2,818
0.000% due 12/01/2025 (c)	1,950	1,330
0.000% due 12/01/2026 (c)	2,090	1,344
Bristol Industrial Development Board, Tennessee Tax Allocation Bonds, Series 2016
5.625% due 06/01/2035	2,000	2,098
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.375% due 10/01/2034	1,000	1,049
Franklin Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2017
7.500% due 06/01/2047	2,500	2,675
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	500	531
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Bonds, Series 2017
5.625% due 01/01/2046	850	886
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2025	1,545	1,750

		21,570

TEXAS 8.0%
Arlington Higher Education Finance Corp., Texas Revenue Bonds, Series 2016
5.000% due 12/01/2051	2,710	2,874
Central Texas Regional Mobility Authority Revenue Bonds, Series 2011
6.000% due 01/01/2041	1,000	1,109
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2010
6.125% due 12/01/2040	500	555
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
5.750% due 08/15/2041	1,000	1,123
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2012
4.750% due 11/15/2046	2,500	2,635
Harris County, Texas Health Facilities Development Corp. Revenue Bonds, Series 2008
7.250% due 12/01/2035	750	778
Harris County, Texas Revenue Bonds, (AMBAC Insured), Series 2007
1.902% due 08/15/2035 ~	3,900	3,620
Houston Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
6.500% due 05/15/2031	240	272
Houston, Texas Airport System Revenue Bonds, Series 2011
6.625% due 07/15/2038	3,500	3,865

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Houston, Texas Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2036	$1,100	$1,254
5.000% due 07/01/2037	1,300	1,479
New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2016
4.750% due 07/01/2051	3,055	3,186
5.000% due 07/01/2046	1,500	1,596
5.250% due 07/01/2036	400	433
5.750% due 07/01/2051	1,000	1,103
7.000% due 07/01/2051	1,450	1,508
New Hope Cultural Education Facilities Corp., Texas Revenue Notes, Series 2016
5.000% due 04/01/2023	385	413
5.000% due 04/01/2024	405	436
5.000% due 04/01/2025	425	459
5.000% due 04/01/2026	445	481
6.000% due 07/01/2026	125	126
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (f)	500	525
4.000% due 08/15/2035 (f)	1,300	1,359
4.000% due 08/15/2036 (f)	1,100	1,145
4.000% due 08/15/2037 (f)	1,500	1,556
4.000% due 08/15/2040 (f)	1,600	1,639
5.000% due 01/01/2047	2,000	2,117
North Texas Tollway Authority Revenue Bonds, Series 2009
6.250% due 01/01/2039	2,000	2,066
North Texas Tollway Authority Revenue Bonds, Series 2010
6.250% due 02/01/2023	1,000	1,072
Pharr Higher Education Finance Authority, Texas Revenue Bonds, Series 2009
6.500% due 08/15/2039	500	532
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2016
7.250% due 02/01/2036	17,750	18,418
Red River Health Facilities Development Corp., Texas Revenue Bonds, Series 2012
5.125% due 01/01/2041	1,000	1,031
5.500% due 01/01/2032	500	526
Rowlett, Texas Special Assessment Bonds, Series 2016
5.750% due 09/15/2036	100	97
6.000% due 09/15/2046	235	226
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
5.500% due 08/15/2031	1,000	1,015
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2052	3,000	3,329
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2007
2.293% due 09/15/2027 ~	2,250	2,246
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	7,735	9,065
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	1,000	1,116
Woodloch Health Facilities Development Corp., Texas Revenue Bonds, Series 2016
6.750% due 12/01/2051	2,500	2,604

		80,989

U.S. VIRGIN ISLANDS 1.0%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
5.000% due 10/01/2025	1,250	944
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.250% due 10/01/2029	8,750	6,147
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2012
5.000% due 10/01/2032 (g)	2,580	1,922

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2013
5.000% due 10/01/2024	$1,050	$803

		9,816

UTAH 0.4%
Salt Lake City Corp. Airport, Utah Revenue Bonds, Series 2017
5.000% due 07/01/2042	2,000	2,237
Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	1,350	1,350

		3,587

VIRGINIA 0.8%
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^(b)	114	9
6.000% due 06/01/2043	2,503	2,462
Lewistown Commerce Center Community Development Authority Revenue Bonds, Virginia Tax Allocation, Series 2014
6.050% due 03/01/2044	554	542
6.050% due 03/01/2054 ^(b)	584	106
Peninsula Town Center Community Development Authority, Virginia Revenue Bonds, Series 2007
6.450% due 09/01/2037	964	971
Virginia Small Business Financing Authority Revenue Bonds, Series 2017
5.000% due 12/31/2056	3,500	3,793

		7,883

WASHINGTON 1.4%
Clallam County, Washington Public Hospital District No. 1, Revenue Bonds, Series 2008
7.000% due 12/01/2033	1,000	1,011
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	250	263
Washington Health Care Facilities Authority Revenue Bonds, Series 2013
2.980% due 01/01/2035 ~	1,500	1,497
Washington State Health Care Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2031 (f)	3,500	4,157
5.000% due 10/01/2032 (f)	3,000	3,554
5.000% due 10/01/2033 (f)	3,500	4,130

		14,612

WEST VIRGINIA 1.1%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017
5.750% due 06/01/2043	4,000	4,179
Monongalia County, West Virginia Commission Special District Revenue Notes, Series 2017
4.500% due 06/01/2027	1,000	1,001
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (c)	61,000	3,697
West Virginia Economic Development Authority Revenue Bonds, Series 2017
4.000% due 06/15/2040 (f)	2,610	2,681

		11,558

WISCONSIN 1.3%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2015
6.500% due 07/01/2050	1,750	1,844

50	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
5.250% due 05/15/2047	$750	$812
7.000% due 11/01/2046	3,500	3,660
Public Finance Authority, Wisconsin Revenue Notes, Series 2016
5.000% due 12/01/2025	2,000	2,256
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.000% due 12/01/2038	1,000	1,029
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2042 (f)	3,000	3,076

		12,677

Total Municipal Bonds & Notes (Cost $951,872)		984,601

SHORT-TERM INSTRUMENTS 0.6%

REPURCHASE AGREEMENTS (h) 0.5%
		4,711

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.1%
1.445% due 04/26/2018 (c)(d)(k)	$728	$727

Total Short-Term Instruments (Cost $5,438)		5,438

Total Investments in Securities (Cost $971,537)		1,004,264

	SHARES
INVESTMENTS IN AFFILIATES 7.3%

SHORT-TERM INSTRUMENTS 7.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.3%
PIMCO Short-Term Floating NAV Portfolio III	7,435,444	73,484

Total Short-Term Instruments (Cost $73,482)		73,484

Total Investments in Affiliates (Cost $73,482)		73,484

MARKET VALUE (000S)
Total Investments 107.0% (Cost $1,045,019)	$1,077,748

Financial Derivative Instruments (i)(j) (0.1)% (Cost or Premiums, net $(1,035))	(875)

Other Assets and Liabilities, net (6.9)%	(69,996)

Net Assets 100.0%	$1,006,877

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Security becomes interest bearing at a future date.
(f)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(g)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Illinois Receivable Trust Revenue Notes, Series 2015	8.000%	04/01/2018	10/24/2017	$ 4,336	$4,337	0.43%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2012	5.000	10/01/2032	09/25/2017 - 11/08/2017	1,569	1,922	0.19

				$ 5,905	$6,259	0.62%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$4,711	U.S. Treasury Notes 2.375% due 08/15/2024	$(4,807)	$4,711	$4,711

Total Repurchase Agreements						$(4,807)	$4,711	$4,711

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	51

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$4,711	$0	$0	$4,711	$(4,807)	$(96)

Total Borrowings and Other Financing Transactions	$4,711	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note June Futures	06/2018	47	$(5,694)	$(8)	$0	$(11)
U.S. Treasury 30-Year Bond June Futures	06/2018	303	(44,427)	(1,194)	0	(227)

Total Futures Contracts				$(1,202)	$0	$(238)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability			Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures		Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$0	$0	$0		$(238)	$0	$(238)

Cash of $1,315 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(3)
								Asset	Liability
CBK	MCDX-29 5-Year Index	(1.000)%	Quarterly	12/20/2022	$ 41,200	$(1,035)	$(1)	$0	$(1,036)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Receive	3-Month USD-LIBOR	0.883%	Quarterly	09/19/2021	$11,800	$ 0	$399	$ 399	$0

Total Swap Agreements							$ (1,035)	$398	$ 399	$(1,036)

52	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
CBK	$0	$0	$399	$399	$0	$0	$(1,036)	$(1,036)	$(637)	$727	$90

(k)	Securities with an aggregate market value of $727 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$0	$0	$0	$0	$399	$399

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$238	$238

Over the counter
Swap Agreements	$0	$1,036	$0	$0	$0	$1,036

	$0	$1,036	$0	$0	$238	$1,274

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,437	$2,437

Over the counter
Swap Agreements	$0	$541	$0	$0	$1	$542

	$0	$541	$0	$0	$2,438	$2,979

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1,199)	$(1,199)

Over the counter
Swap Agreements	$0	$(984)	$0	$0	$80	$(904)

	$0	$(984)	$0	$0	$(1,119)	$(2,103)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	53

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)

March 31, 2018

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$9,398	$802	$10,200
Industrials	0	4,025	0	4,025
Municipal Bonds & Notes
Alabama	0	35,203	0	35,203
Alaska	0	4,104	0	4,104
Arizona	0	14,888	0	14,888
California	0	98,724	0	98,724
Colorado	0	23,747	0	23,747
Connecticut	0	3,737	0	3,737
Delaware	0	444	0	444
District of Columbia	0	1,200	0	1,200
Florida	0	39,240	0	39,240
Georgia	0	34,052	0	34,052
Hawaii	0	1,986	0	1,986
Illinois	0	96,913	0	96,913
Indiana	0	12,512	0	12,512
Iowa	0	8,699	0	8,699
Kansas	0	3,366	0	3,366
Kentucky	0	12,466	0	12,466
Louisiana	0	11,171	0	11,171
Maine	0	6,529	0	6,529
Maryland	0	15,163	0	15,163
Massachusetts	0	8,250	0	8,250
Michigan	0	26,703	0	26,703
Minnesota	0	5,205	0	5,205
Missouri	0	14,652	0	14,652
Montana	0	1,680	0	1,680
Nebraska	0	5,451	0	5,451
Nevada	0	15,126	0	15,126
New Jersey	0	64,088	0	64,088
New York	0	72,334	0	72,334
North Carolina	0	1,872	0	1,872
Ohio	0	70,331	0	70,331
Oklahoma	0	7,828	0	7,828
Oregon	0	1,839	0	1,839
Pennsylvania	0	44,810	0	44,810
Puerto Rico	0	36,910	0	36,910

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Rhode Island	$0	$8,067	$0	$8,067
South Carolina	0	12,619	0	12,619
Tennessee	0	21,570	0	21,570
Texas	0	80,989	0	80,989
U.S. Virgin Islands	0	9,816	0	9,816
Utah	0	3,587	0	3,587
Virginia	0	7,883	0	7,883
Washington	0	14,612	0	14,612
West Virginia	0	11,558	0	11,558
Wisconsin	0	12,677	0	12,677
Short-Term Instruments
Repurchase Agreements	0	4,711	0	4,711
U.S. Treasury Bills	0	727	0	727

	$0	$1,003,462	$802	$1,004,264

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$73,484	$0	$0	$73,484

Total Investments	$73,484	$1,003,462	$802	$1,077,748

Financial Derivative Instruments - Assets
Over the counter	$0	$399	$0	$399

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(238)	0	0	(238)
Over the counter	0	(1,036)	0	(1,036)

	$(238)	$(1,036)	$0	$(1,274)

Total Financial Derivative Instruments	$(238)	$(637)	$0	$(875)

Totals	$73,246	$1,002,825	$802	$1,076,873

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

54	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Municipal Bond Fund

March 31, 2018

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.8%

CORPORATE BONDS & NOTES 0.5%

BANKING & FINANCE 0.1%
Illinois Receivables Trust
8.250% due 07/01/2018 «	$661	$668

INDUSTRIALS 0.4%
Sutter Health
3.695% due 08/15/2028 (a)	3,000	3,019

Total Corporate Bonds & Notes (Cost $3,661)		3,687

MUNICIPAL BONDS & NOTES 98.6%

ALABAMA 2.8%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2018
4.000% due 12/01/2048	7,600	8,158
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	10,000	11,845

		20,003

ALASKA 0.1%
Northern Tobacco Securitization Corp., Alaska Revenue Bonds, Series 2006
5.000% due 06/01/2046	1,000	1,000

ARIZONA 0.9%
Arizona Health Facilities Authority Revenue Bonds, Series 2012
5.000% due 02/01/2042	4,000	4,231
Arizona Health Facilities Authority Revenue Bonds, Series 2014
5.000% due 01/01/2044	2,000	2,204

		6,435

CALIFORNIA 15.6%
Alameda County, California Joint Powers Authority Revenue Bonds, Series 2013
5.000% due 12/01/2031	5,000	5,661
5.000% due 12/01/2032	3,000	3,383
5.000% due 12/01/2033	3,500	3,934
5.000% due 12/01/2034	3,000	3,365
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2029	5,615	6,426
5.000% due 04/01/2038	10,000	11,445
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	2,000	2,001
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,054
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046 (e)	16,850	19,050
California Health Facilities Financing Authority Revenue Bonds, Series 2018
5.000% due 11/15/2038 (a)	5,000	5,753
California Pollution Control Financing Authority Revenue Bonds, Series 2012
5.000% due 11/21/2045	1,460	1,484
California Pollution Control Financing Authority Revenue Bonds, Series 2015
3.125% due 11/01/2040	1,400	1,429
California Pollution Control Financing Authority Revenue Bonds, Series 2016
4.750% due 11/01/2046	1,870	2,023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
California State Public Works Board Revenue Bonds, Series 2012
5.000% due 04/01/2034	$10,000	$10,977
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	4,500	4,936
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2011
5.000% due 11/01/2036	7,000	7,597
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017
5.000% due 05/01/2028	515	607
5.000% due 05/01/2029	500	586
Los Angeles Department of Airports, California Revenue Bonds, Series 2017
5.000% due 05/15/2041	2,750	3,095
Port of Oakland, California Revenue Bonds, Series 2011
5.000% due 05/01/2029	2,250	2,432
5.125% due 05/01/2030	1,500	1,624
5.125% due 05/01/2031	1,500	1,622
San Diego County, California Water Authority Financing Corp. Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2026	3,925	3,936
San Ramon Valley Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 1998
0.000% due 07/01/2018 (b)	2,385	2,376
University of California Revenue Bonds, Series 2017
5.000% due 05/15/2052	3,000	3,478
Upland, California Certificates of Participation Bonds, Series 2017
4.000% due 01/01/2035	1,000	1,022

		111,296

COLORADO 2.9%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017
4.000% due 03/01/2038 (e)	2,000	2,098
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	1,375	1,432
Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.250% due 01/01/2045	2,500	2,684
Denver, Colorado Airport System City & County Revenue Bonds, Series 2016
2.025% due 11/15/2031 ~	1,930	1,939
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2017
2.162% due 09/01/2039 ~	1,000	1,002
2.307% due 09/01/2039 ~	2,200	2,222
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	6,930	9,649

		21,026

DISTRICT OF COLUMBIA 0.4%
District of Columbia Revenue Bonds, Series 2012
5.000% due 12/01/2029	2,500	2,801

FLORIDA 4.7%
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2037	1,500	1,647
Florida Development Finance Corp. Revenue Bonds, Series 2017
5.625% due 01/01/2047	7,000	7,213
Florida Municipal Power Agency Revenue Bonds, Series 2012
5.000% due 10/01/2026	4,500	4,971

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Florida State University System Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	$6,700	$6,847
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2010
5.375% due 10/01/2035	750	810
Miami-Dade County, Florida Revenue Bonds, Series 2016
0.000% due 10/01/2032 (b)	2,900	1,618
Orlando-Orange County, Florida Expressway Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	5,985	6,414
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017
4.000% due 08/15/2047 (e)	3,750	3,785

		33,305

GEORGIA 5.9%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035	5,200	5,360
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	7,000	6,924
DeKalb County, Georgia Water & Sewerage Revenue Bonds, Series 2011
5.250% due 10/01/2041	15,000	16,525
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018
1.865% due 04/01/2048 ~	10,000	9,945
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	3,000	3,206

		41,960

ILLINOIS 9.5%
Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 07/01/2038 (a)	1,000	1,103
Chicago, Illinois General Obligation Bonds, Series 2002
5.500% due 01/01/2037	3,885	4,111
Chicago, Illinois General Obligation Bonds, Series 2005
5.500% due 01/01/2040	4,520	4,785
Chicago, Illinois General Obligation Bonds, Series 2015
5.500% due 01/01/2039	4,500	4,751
Chicago, Illinois General Obligation Bonds, Series 2017
5.750% due 01/01/2034	4,500	4,933
Illinois Finance Authority Revenue Bonds, Series 2009
5.750% due 07/01/2033	1,800	1,819
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	501
Illinois Finance Authority Revenue Bonds, Series 2016
2.515% due 05/01/2036 ~	1,000	1,005
4.000% due 02/15/2036	3,290	3,334
5.000% due 02/15/2029	4,500	5,147
Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 12/01/2037	1,500	1,563
5.250% due 12/01/2052	2,000	2,061
Illinois Receivable Trust Revenue Notes, Series 2015
8.000% due 04/01/2018 (f)	4,336	4,336
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	1,700	1,703
Illinois State General Obligation Bonds, Series 2009
5.000% due 04/01/2024	1,000	1,001
Illinois State General Obligation Bonds, Series 2014
5.250% due 02/01/2028	1,500	1,510
5.250% due 02/01/2034	3,500	3,592
Illinois State General Obligation Bonds, Series 2016
5.000% due 06/01/2027	4,200	4,365
Illinois State General Obligation Bonds, Series 2017
5.000% due 12/01/2038	2,500	2,552

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	55

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	$2,000	$2,091
5.000% due 11/01/2026	3,000	3,138
5.000% due 11/01/2027	1,500	1,564
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2017
0.000% due 12/15/2047 (d)	2,500	1,321
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017
5.000% due 06/01/2028	2,250	2,572
Will County, Illinois Community Unit School District No. 365, Valley View General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 11/01/2019 (b)	2,945	2,842

		67,700

INDIANA 0.7%
Allen County, Indiana Revenue Bonds, Series 2017
6.625% due 01/15/2034	1,000	1,070
Indiana Finance Authority Revenue Bonds, Series 2017
5.000% due 08/15/2051	3,000	3,239
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	512

		4,821

KANSAS 0.1%
Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	500	532

KENTUCKY 0.5%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2017
5.000% due 08/15/2032	1,000	1,113
Kentucky Public Energy Authority Revenue Bonds, Series 2018
4.000% due 04/01/2048	2,000	2,132

		3,245

LOUISIANA 0.8%
New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2017
5.000% due 01/01/2048	5,000	5,521

MARYLAND 2.1%
Baltimore County, Maryland General Obligation Bonds, Series 2018
4.000% due 03/01/2037	3,080	3,275
Baltimore, Maryland Revenue Bonds, Series 2017
5.000% due 09/01/2028	1,500	1,727
5.000% due 09/01/2039	1,500	1,675
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013
5.000% due 05/15/2043	7,500	8,281

		14,958

MASSACHUSETTS 1.4%
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 01/01/2047	2,500	2,741
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2030	6,660	7,403

		10,144

MICHIGAN 0.7%
Michigan Finance Authority Revenue Bonds, Series 2014
5.000% due 07/01/2044	2,000	2,147

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Michigan Finance Authority Revenue Notes, Series 2016
5.000% due 04/01/2025	$1,000	$1,119
Michigan Strategic Fund Revenue Bonds, Series 2008
1.450% due 08/01/2029	2,000	1,931

		5,197

MISSOURI 0.7%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, (AMBAC Insured), Series 2001
2.856% due 06/01/2031	3,800	3,741
2.885% due 06/01/2031	1,500	1,477

		5,218

NEBRASKA 1.2%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	5,000	5,451
Nebraska Public Power District Revenue Bonds, Series 2013
5.000% due 01/01/2031	3,000	3,277

		8,728

NEVADA 0.6%
Clark Department of Aviation, Nevada Revenue Bonds, Series 2014
4.250% due 07/01/2034	4,000	4,194

NEW JERSEY 4.6%
Atlantic City, New Jersey General Obligation Bonds, (BAM Insured), Series 2017
5.000% due 03/01/2037	1,000	1,113
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	120	120
6.500% due 04/01/2031	500	575
New Jersey Economic Development Authority Revenue Bonds, Series 2013
3.130% due 09/01/2027 ~	2,500	2,470
New Jersey Economic Development Authority Revenue Notes, Series 2016
5.000% due 06/15/2022	5,000	5,386
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.250% due 07/01/2035	3,000	3,370
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2017
4.000% due 07/01/2030	1,735	1,837
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (b)	8,000	4,003
New Jersey Turnpike Authority Revenue Notes, Series 2017
1.865% due 01/01/2024 ~	6,000	5,995
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017
5.000% due 01/01/2042	4,000	4,323
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2029	3,500	3,511

		32,703

NEW MEXICO 0.2%
New Mexico Mortgage Finance Authority Revenue Bonds, (FHLMC/FNMA/GNMA Insured), Series 2008
5.000% due 07/01/2025	1,130	1,136

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 12.1%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	$5,000	$5,400
Housing Development Corp., New York Revenue Bonds, Series 2017
3.700% due 11/01/2047 (e)	1,750	1,753
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	1,000	1,102
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	10,000	11,120
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
5.250% due 11/15/2057	1,000	1,152
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017
4.000% due 07/01/2043 (e)	3,605	3,738
New York City Housing Development Corp., New York, Series 2017
3.750% due 11/01/2052 (e)	2,000	2,000
New York City Industrial Development Agency, New York Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	4,145	4,173
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2011
5.000% due 02/01/2027	5,990	6,492
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013
5.000% due 02/01/2025	7,000	7,876
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2015
5.000% due 11/01/2026	4,500	5,289
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2016
5.000% due 08/01/2032	2,000	2,325
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	5,000	5,452
5.750% due 11/15/2051	5,000	5,595
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.375% due 11/15/2040	2,000	2,196
New York State Energy Research & Development Authority Revenue Bonds, (AMBAC Insured), Series 1999
2.215% due 05/01/2034	2,000	1,926
New York State Energy Research & Development Authority Revenue Bonds, (AMBAC Insured), Series 2001
2.451% due 10/01/2036	3,625	3,493
New York Transportation Development Corp. Revenue Notes, Series 2016
5.000% due 08/01/2026	2,485	2,642
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
4.000% due 05/15/2029	1,710	1,723
Syracuse Industrial Development Agency, New York Revenue Bonds, Series 2016
5.000% due 01/01/2030	2,500	2,733
5.000% due 01/01/2031	1,075	1,171
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	2,000	2,238
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2028	4,000	4,547

		86,136

NORTH CAROLINA 1.2%
New Hanover County, North Carolina Revenue Bonds, Series 2011
5.000% due 10/01/2028	5,000	5,463

56	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2036	$2,500	$2,737

		8,200

OHIO 5.8%
Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2017
5.000% due 08/01/2028	1,160	1,355
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	15,125	14,827
5.375% due 06/01/2024	2,500	2,473
Butler County, Ohio Port Authority Revenue Bonds, Series 2017
6.250% due 01/15/2034	1,250	1,306
6.375% due 01/15/2043	1,000	1,042
Cleveland, Ohio Revenue Bonds, Series 2017
5.000% due 10/01/2032	600	693
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011
5.000% due 12/01/2029	5,245	5,735
Ohio Air Quality Development Authority Revenue Bonds, Series 2017
4.250% due 01/15/2038	2,500	2,512
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2026	2,750	3,070
5.250% due 02/15/2029	2,900	3,258
Ohio Turnpike & Infrastructure Commission Revenue Bonds, Series 2018
4.000% due 02/15/2032 (e)	5,000	5,284

		41,555

OKLAHOMA 0.5%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018
5.500% due 08/15/2057 (a)	3,500	3,885

OREGON 0.4%
Clackamas County, Oregon Hospital Facility Authority Revenue Notes, Series 2017
3.000% due 11/15/2022	1,375	1,382
Portland, Oregon Tax Allocation Bonds, Series 2011
5.000% due 06/15/2029	1,000	1,089
5.000% due 06/15/2031	500	543

		3,014

PENNSYLVANIA 3.8%
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 05/01/2032	3,000	3,292
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Notes, Series 2017
5.000% due 05/01/2022	1,000	1,083
5.000% due 05/01/2027	250	280
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017
7.750% due 12/01/2037	3,500	3,692
Chester County Health & Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 10/01/2052	2,500	2,790
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 06/01/2031	2,000	2,260
5.000% due 06/01/2032	2,000	2,251
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 02/15/2045 (e)	3,000	3,369

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017
5.500% due 12/01/2058	$2,000	$1,961
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2011
5.000% due 01/01/2041	5,000	5,316
School District of Philadelphia, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2018
4.000% due 09/01/2043 (a)	500	499

		26,793

PUERTO RICO 2.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, (AGC Insured), Series 2008
5.000% due 07/01/2028	1,005	1,007
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
1.655% due 07/01/2029 ~	7,985	7,027
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2005
5.250% due 07/01/2041	3,000	3,219
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2007
5.250% due 07/01/2036	3,000	3,204
Puerto Rico Highways & Transportation Authority Revenue Bonds, (AGC Insured), Series 2007
5.500% due 07/01/2031	1,320	1,438

		15,895

TENNESSEE 1.1%
Bristol Industrial Development Board, Tennessee Revenue Notes, Series 2016
0.000% due 12/01/2021 (b)	775	663
0.000% due 12/01/2022 (b)	1,000	812
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Notes, Series 2017
4.750% due 07/01/2027	400	416
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	4,000	4,431
5.000% due 02/01/2024	1,400	1,572

		7,894

TEXAS 9.9%
Austin Convention Enterprises, Inc., Texas Revenue Bonds, Series 2017
5.000% due 01/01/2030	755	866
5.000% due 01/01/2031	800	916
5.000% due 01/01/2032	655	747
Austin, Texas Water & Wastewater System Revenue Bonds, Series 2017
5.000% due 11/15/2036	2,175	2,534
5.000% due 11/15/2037	2,000	2,325
Dallas Love Field, Texas Revenue Bonds, Series 2017
5.000% due 11/01/2029	1,250	1,431
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	4,450	4,879
Harris County, Texas Revenue Bonds, (AMBAC Insured), Series 2007
1.902% due 08/15/2035 ~	2,850	2,645
Houston, Texas Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2029	1,800	2,149
5.000% due 07/01/2034	1,000	1,166
5.000% due 07/01/2035	1,460	1,695
5.000% due 07/01/2036	1,000	1,158
New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2016
4.750% due 07/01/2051	5,000	5,214

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (e)	$200	$210
4.000% due 08/15/2035 (e)	700	732
4.000% due 08/15/2036 (e)	500	521
4.000% due 08/15/2037 (e)	800	830
4.000% due 08/15/2040 (e)	800	819
5.000% due 01/01/2042	2,000	2,125
North Texas Tollway Authority Revenue Bonds, Series 2017
5.000% due 01/01/2048	6,000	6,720
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2016
7.250% due 02/01/2036	7,000	7,263
Rowlett, Texas Special Assessment Bonds, Series 2016
5.750% due 09/15/2036	100	97
6.000% due 09/15/2046	235	226
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	1,500	1,543
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	2,374
5.250% due 12/15/2022	3,825	4,283
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	2,000	2,344
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2028	5,000	5,499
Texas State General Obligation Bonds, Series 2016
5.500% due 08/01/2031	3,000	3,573
Texas Water Development Board Revenue Bonds, Series 2017
4.000% due 10/15/2052	3,000	3,111
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993
6.000% due 11/15/2022 (f)	900	939

		70,934

U.S. VIRGIN ISLANDS 0.5%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
5.000% due 10/01/2022	3,405	2,494
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.000% due 10/01/2029	1,250	931

		3,425

UTAH 0.5%
Salt Lake City Corp. Airport, Utah Revenue Bonds, Series 2017
5.000% due 07/01/2042	3,000	3,355

VIRGINIA 1.0%
Prince William County, Virginia Industrial Development Authority Revenue Bonds, Series 2011
5.125% due 09/01/2041	2,000	2,162
Richmond, Virginia Public Utility Revenue Bonds, Series 2013
5.000% due 01/15/2029	2,000	2,241
Virginia Small Business Financing Authority Revenue Bonds, Series 2017
5.000% due 12/31/2056	2,500	2,710

		7,113

WASHINGTON 1.7%
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
5.000% due 08/15/2044	4,965	5,458

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	57

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Washington Health Care Facilities Authority Revenue Bonds, Series 2013
2.980% due 01/01/2035 ~	$1,500	$1,497
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
2.630% due 01/01/2042 ~	3,000	3,008
5.000% due 01/01/2047	2,000	2,207

		12,170

WEST VIRGINIA 0.8%
West Virginia Economic Development Authority Revenue Bonds, Series 2011
1.700% due 01/01/2041	2,500	2,456
West Virginia Economic Development Authority Revenue Bonds, Series 2017
4.000% due 06/15/2040 (e)	2,000	2,054
West Virginia Economic Development Authority Revenue Notes, Series 2016
2.875% due 12/15/2026	865	848

		5,358

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WISCONSIN 0.7%
Public Finance Authority, Wisconsin Revenue Notes, Series 2016
2.625% due 11/01/2025	$1,500	$1,483
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2047 (e)	3,500	3,571

		5,054

Total Municipal Bonds & Notes (Cost $666,432)		702,704

SHORT-TERM INSTRUMENTS 0.7%

REPURCHASE AGREEMENTS (g) 0.6%
		4,529

U.S. TREASURY BILLS 0.1%
1.445% due 04/26/2018 (b)(c)(j)	938	937

Total Short-Term Instruments (Cost $5,466)		5,466

Total Investments in Securities (Cost $675,559)		711,857

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 6.4%

SHORT-TERM INSTRUMENTS 6.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.4%
PIMCO Short-Term Floating NAV Portfolio III	4,628,675	$45,745

Total Short-Term Instruments (Cost $45,749)		45,745

Total Investments in Affiliates (Cost $45,749)		45,745

Total Investments 106.2% (Cost $721,308)		$757,602

Financial Derivative Instruments (h)(i) (0.1)% (Cost or Premiums, net $(1,030))		(754)

Other Assets and Liabilities, net (6.1)%		(43,806)

Net Assets 100.0%		$713,042

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Security becomes interest bearing at a future date.
(e)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Illinois Receivable Trust Revenue Notes, Series 2015	8.000%	04/01/2018	10/24/2017	$4,336	$4,336	0.61%
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	900	939	0.13

				$5,236	$5,275	0.74%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$4,529	U.S. Treasury Notes 1.125% due 09/30/2021	$(4,622)	$4,529	$4,530

Total Repurchase Agreements						$(4,622)	$4,529	$4,530

58	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$4,530	$0	$0	$4,530	$(4,622)	$(92)

Total Borrowings and Other Financing Transactions	$4,530	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note June Futures	06/2018	35	$(4,240)	$(6)	$0	$(8)
U.S. Treasury 30-Year Bond June Futures	06/2018	72	(10,557)	(261)	0	(54)

Total Futures Contracts				$(267)	$0	$(62)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$0	$0	$0	$(62)	$0	$(62)

Cash of $365 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(3)
								Asset	Liability
CBK	MCDX-29 5-Year Index	(1.000)%	Quarterly	12/20/2022	$ 41,000	$(1,030)	$0	$0	$(1,030)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Receive	3-Month USD-LIBOR	0.883%	Quarterly	09/19/2021	$10,000	$0	$338	$338	$0

Total Swap Agreements							$(1,030)	$338	$338	$(1,030)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	59

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
CBK	$0	$0	$338	$338	$0	$0	$(1,030)	$(1,030)	$(692)	$646	$(46)

(j)	Securities with an aggregate market value of $646 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$0	$0	$0	$0	$338	$338

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$62	$62

Over the counter
Swap Agreements	$0	$1,030	$0	$0	$0	$1,030

	$0	$1,030	$0	$0	$62	$1,092

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$656	$656

Over the counter
Swap Agreements	$0	$547	$0	$0	$0	$547

	$0	$547	$0	$0	$656	$1,203

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(264)	$(264)

Over the counter
Swap Agreements	$0	$(984)	$0	$0	$67	$(917)

	$0	$(984)	$0	$0	$(197)	$(1,181)

60	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$0	$668	$668
Industrials	0	3,019	0	3,019
Municipal Bonds & Notes
Alabama	0	20,003	0	20,003
Alaska	0	1,000	0	1,000
Arizona	0	6,435	0	6,435
California	0	111,296	0	111,296
Colorado	0	21,026	0	21,026
District of Columbia	0	2,801	0	2,801
Florida	0	33,305	0	33,305
Georgia	0	41,960	0	41,960
Illinois	0	67,700	0	67,700
Indiana	0	4,821	0	4,821
Kansas	0	532	0	532
Kentucky	0	3,245	0	3,245
Louisiana	0	5,521	0	5,521
Maryland	0	14,958	0	14,958
Massachusetts	0	10,144	0	10,144
Michigan	0	5,197	0	5,197
Missouri	0	5,218	0	5,218
Nebraska	0	8,728	0	8,728
Nevada	0	4,194	0	4,194
New Jersey	0	32,703	0	32,703
New Mexico	0	1,136	0	1,136
New York	0	86,136	0	86,136
North Carolina	0	8,200	0	8,200
Ohio	0	41,555	0	41,555
Oklahoma	0	3,885	0	3,885
Oregon	0	3,014	0	3,014
Pennsylvania	0	26,793	0	26,793
Puerto Rico	0	15,895	0	15,895
Tennessee	0	7,894	0	7,894

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Texas	$0	$70,934	$0	$70,934
U.S. Virgin Islands	0	3,425	0	3,425
Utah	0	3,355	0	3,355
Virginia	0	7,113	0	7,113
Washington	0	12,170	0	12,170
West Virginia	0	5,358	0	5,358
Wisconsin	0	5,054	0	5,054
Short-Term Instruments
Repurchase Agreements	0	4,529	0	4,529
U.S. Treasury Bills	0	937	0	937

	$0	$711,189	$668	$711,857

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$45,745	$0	$0	$45,745

Total Investments	$45,745	$711,189	$668	$757,602

Financial Derivative Instruments - Assets
Over the counter	$0	$338	$0	$338

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(62)	0	0	(62)
Over the counter	0	(1,030)	0	(1,030)

	$(62)	$(1,030)	$0	$(1,092)

Total Financial Derivative Instruments	$(62)	$(692)	$0	$(754)

Totals	$45,683	$710,497	$668	$756,848

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	61

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 88.8%

MUNICIPAL BONDS & NOTES 88.6%

ALABAMA 0.4%
UAB Medicine Finance Authority, Alabama Revenue Bonds, Series 2017
5.000% due 09/01/2028	$250	$296

CALIFORNIA 1.6%
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 12/01/2027	1,005	1,119

COLORADO 4.4%
Board of Governors of Colorado State University System Revenue Bonds, Series 2015
5.000% due 03/01/2028	500	586
Denver Convention Center Hotel Authority, Colorado Revenue Bonds, Series 2016
5.000% due 12/01/2027	1,000	1,155
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2017
2.307% due 09/01/2039 ~	760	768
Solaris Metropolitan District No. 3, Colorado General Obligation Notes, Series 2016
3.750% due 12/01/2026	650	651

		3,160

CONNECTICUT 4.6%
Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 08/15/2027	1,000	1,118
Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 01/01/2030	1,000	1,151
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2015
2.082% due 07/01/2049 ~	1,000	1,004

		3,273

DISTRICT OF COLUMBIA 0.7%
District of Columbia Revenue Bonds, Series 2015
5.000% due 07/15/2028	445	514

FLORIDA 2.3%
Florida Development Finance Corp. Revenue Bonds, Series 2017
5.625% due 01/01/2047	1,000	1,031
Florida Municipal Power Agency Revenue Bonds, Series 2015
5.000% due 10/01/2027	500	579

		1,610

GEORGIA 1.4%
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	1,000	989

GUAM 1.3%
Guam Government Waterworks Authority Revenue Notes, Series 2014
5.000% due 07/01/2024	850	940

ILLINOIS 4.9%
Chicago, Illinois General Obligation Notes, Series 2015
5.000% due 01/01/2026	1,000	1,065

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Cook County, Illinois General Obligation Bonds, Series 2009
5.000% due 11/15/2021	$300	$314
Illinois State General Obligation Bonds, Series 2012
4.000% due 01/01/2024	1,000	1,002
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017
5.000% due 06/01/2025	1,000	1,143

		3,524

INDIANA 0.1%
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Notes, Series 2010
5.000% due 01/15/2019	100	103

KENTUCKY 1.5%
Kentucky Public Energy Authority Revenue Bonds, Series 2018
4.000% due 04/01/2048	1,000	1,066

LOUISIANA 2.2%
Louisiana Public Facilities Authority Revenue Bonds, Series 2016
3.375% due 09/01/2028	1,000	1,010
Louisiana Stadium & Exposition District Revenue Notes, Series 2013
5.000% due 07/01/2023	500	566

		1,576

MARYLAND 1.6%
Baltimore, Maryland Revenue Notes, Series 2017
5.000% due 09/01/2026	1,000	1,154

MASSACHUSETTS 2.6%
Massachusetts Development Finance Agency Revenue Bonds, Series 2017
2.080% due 07/01/2038 ~	750	752
Massachusetts State College Building Authority Revenue Notes, Series 2014
5.000% due 05/01/2024	1,000	1,135

		1,887

MICHIGAN 0.9%
Michigan Finance Authority Revenue Bonds, Series 2015
5.000% due 07/01/2030	500	562
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2019	100	104

		666

MISSOURI 1.3%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, (AMBAC Insured), Series 2001
2.856% due 06/01/2031	870	857
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds, Series 2010
5.000% due 07/01/2025	40	43

		900

NEBRASKA 1.1%
Omaha Public Power District, Nebraska Revenue Bonds, Series 2011
5.000% due 02/01/2023	750	815

NEW JERSEY 4.8%
New Jersey Economic Development Authority Revenue Notes, Series 2013
5.000% due 01/01/2024	570	640

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.250% due 06/15/2024	$1,000	$1,074
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015
5.000% due 06/15/2022	500	539
New Jersey Turnpike Authority Revenue Bonds, Series 2017
5.000% due 01/01/2030	750	874
Rutgers The State University of New Jersey Revenue Bonds, Series 2013
5.000% due 05/01/2028	250	280

		3,407

NEW MEXICO 1.3%
New Mexico Finance Authority Revenue Bonds, Series 2013
5.000% due 06/01/2025	805	913

NEW YORK 8.6%
New York Convention Center Development Corp. Revenue Bonds, Series 2015
5.000% due 11/15/2027	750	873
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2026	1,000	1,124
New York State Dormitory Authority Revenue Bonds, Series 2015
5.000% due 03/15/2030	1,000	1,147
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	1,000	1,036
New York Transportation Development Corp. Revenue Notes, Series 2016
5.000% due 08/01/2026	1,000	1,063
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	750	868

		6,111

NORTH CAROLINA 3.5%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 10/01/2027	1,200	1,325
University of North Carolina at Greensboro Revenue Bonds, Series 2014
5.000% due 04/01/2025	1,000	1,148

		2,473

OHIO 6.3%
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2022	200	221
Butler County, Ohio Revenue Bonds, Series 2017
5.000% due 11/15/2028	1,000	1,159
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014
5.000% due 12/01/2025	1,000	1,130
Ohio Higher Educational Facility Commission Revenue Notes, Series 2013
5.000% due 12/01/2023	1,000	1,145
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2026	750	837

		4,492

OREGON 0.9%
Oregon Health & Science University Revenue Bonds, Series 2012
5.000% due 07/01/2026	575	636

62	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PENNSYLVANIA 8.7%
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Notes, Series 2017
5.000% due 05/01/2027	$1,000	$1,120
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018
5.000% due 06/01/2025	500	562
Commonwealth of Pennsylvania General Obligation Notes, Series 2016
5.000% due 01/15/2027	1,000	1,160
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2013
5.000% due 01/01/2027	1,000	1,124
Delaware River Port Authority, Pennsylvania Revenue Notes, Series 2012
5.000% due 01/01/2023	525	586
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
5.000% due 12/01/2024	500	563
Philadelphia Gas Works, Co., Pennsylvania Revenue Bonds, Series 2015
5.000% due 08/01/2027	250	287
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2016
5.000% due 10/01/2026	660	770

		6,172

PUERTO RICO 0.4%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
1.655% due 07/01/2029 ~	345	304

SOUTH DAKOTA 0.9%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 11/01/2027	535	615

TENNESSEE 1.6%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2026	1,000	1,164

TEXAS 15.6%
Austin Convention Enterprises, Inc., Texas Revenue Notes, Series 2017
5.000% due 01/01/2027	875	1,013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Corpus Christi, Texas Utility System Revenue Bonds, Series 2013
5.000% due 07/15/2028	$1,000	$1,115
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2012
5.000% due 12/01/2028	325	365
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2023	690	776
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2013
5.000% due 11/01/2027	500	557
Harris County, Texas Metropolitan Transit Authority Revenue Notes, Series 2011
5.000% due 11/01/2018	100	102
Houston, Texas Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2030	1,000	1,188
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	800	828
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Notes, Series 2017
5.000% due 01/01/2027	1,090	1,196
North Texas Tollway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2028	515	598
North Texas Tollway Authority Revenue Notes, Series 2016
5.000% due 01/01/2026	550	623
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2016
7.250% due 02/01/2036	1,000	1,038
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,500	1,758

		11,157

VIRGINIA 1.1%
Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008
2.150% due 11/01/2035	750	748
Virginia College Building Authority Revenue Bonds, Series 2009
5.000% due 09/01/2020	5	5

		753

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WASHINGTON 1.4%
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
2.630% due 01/01/2042 ~	$1,000	$1,003

WISCONSIN 0.6%
WPPI Energy, Wisconsin Revenue Notes, Series 2013
5.000% due 07/01/2021	365	401

Total Municipal Bonds & Notes (Cost $61,713)		63,193

SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (a) 0.2%
		120

Total Short-Term Instruments (Cost $120)		120

Total Investments in Securities (Cost $61,833)		63,313

	SHARES
INVESTMENTS IN AFFILIATES 10.1%

SHORT-TERM INSTRUMENTS 10.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.1%
PIMCO Short-Term Floating NAV Portfolio III	733,349	7,248

Total Short-Term Instruments (Cost $7,247)		7,248

Total Investments in Affiliates (Cost $7,247)		7,248

Total Investments 98.9% (Cost $69,080)		$70,561

Financial Derivative Instruments (b) 0.0% (Cost or Premiums, net $0)		30

Other Assets and Liabilities, net 1.1%		756

Net Assets 100.0%		$71,347

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$120	U.S. Treasury Notes 2.250% due 01/31/2024	$(123)	$120	$120

Total Repurchase Agreements						$(123)	$120	$120

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	63

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$120	$0	$0	$120	$(123)	$(3)

Total Borrowings and Other Financing Transactions	$120	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(b)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Receive	3-Month USD-LIBOR	0.883%	Quarterly	09/19/2021	$900	$0	$30	$30	$0

Total Swap Agreements							$0	$30	$30	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
CBK	$0	$0	$30	$30	$0	$0	$0	$0	$30	$0	$30

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$0	$0	$0	$0	$30	$30

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation on Financial Derivative Instruments
Over the counter
Swap Agreements	$0	$0	$0	$0	$6	$6

64	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$296	$0	$296
California	0	1,119	0	1,119
Colorado	0	3,160	0	3,160
Connecticut	0	3,273	0	3,273
District of Columbia	0	514	0	514
Florida	0	1,610	0	1,610
Georgia	0	989	0	989
Guam	0	940	0	940
Illinois	0	3,524	0	3,524
Indiana	0	103	0	103
Kentucky	0	1,066	0	1,066
Louisiana	0	1,576	0	1,576
Maryland	0	1,154	0	1,154
Massachusetts	0	1,887	0	1,887
Michigan	0	666	0	666
Missouri	0	900	0	900
Nebraska	0	815	0	815
New Jersey	0	3,407	0	3,407
New Mexico	0	913	0	913
New York	0	6,111	0	6,111
North Carolina	0	2,473	0	2,473
Ohio	0	4,492	0	4,492
Oregon	0	636	0	636
Pennsylvania	0	6,172	0	6,172

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Puerto Rico	$0	$304	$0	$304
South Dakota	0	615	0	615
Tennessee	0	1,164	0	1,164
Texas	0	11,157	0	11,157
Virginia	0	753	0	753
Washington	0	1,003	0	1,003
Wisconsin	0	401	0	401
Short-Term Instruments
Repurchase Agreements	0	120	0	120

	$0	$63,313	$0	$63,313

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,248	$0	$0	$7,248

Total Investments	$7,248	$63,313	$0	$70,561

Financial Derivative Instruments - Assets
Over the counter	$0	$30	$0	$30

Total Financial Derivative Instruments	$0	$30	$0	$30

Totals	$7,248	$63,343	$0	$70,591

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	65

Schedule of Investments PIMCO New York Municipal Bond Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.0%

MUNICIPAL BONDS & NOTES 94.7%

FLORIDA 1.1%
Florida Development Finance Corp. Revenue Bonds, Series 2017
5.625% due 01/01/2047	$2,500	$2,576

NEW YORK 90.3%
Amherst Development Corp., New York Revenue Bonds, (AGM Insured), Series 2017
5.000% due 10/01/2045	1,000	1,143
Battery Park City Authority, New York Revenue Bonds, Series 2013
5.000% due 11/01/2030	3,000	3,437
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.375% due 07/15/2043	750	812
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2016
5.000% due 07/15/2042	3,500	3,894
Buffalo & Fort Erie Public Bridge Authority, New York Revenue Bonds, Series 2017
5.000% due 01/01/2031	750	870
Build NYC Resource Corp., New York Revenue Bonds, Series 2015
4.000% due 08/01/2031	575	598
5.000% due 08/01/2040	500	546
Build NYC Resource Corp., New York Revenue Bonds, Series 2016
5.000% due 07/01/2041	1,500	1,623
Build NYC Resource Corp., New York Revenue Bonds, Series 2017
5.000% due 08/01/2035	400	455
5.000% due 08/01/2036	500	567
5.000% due 11/01/2047 (c)	4,000	4,922
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2014
5.000% due 07/01/2034	440	488
5.000% due 07/01/2044	1,000	1,096
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016
5.000% due 07/01/2046	1,000	1,109
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017
5.000% due 07/01/2034	1,200	1,396
5.000% due 07/01/2035	1,100	1,275
Erie County, New York General Obligation Bonds, Series 2015
5.000% due 09/15/2026	300	349
5.000% due 09/15/2027	275	318
5.000% due 09/15/2028	275	317
Erie County, New York General Obligation Notes, Series 2015
5.000% due 09/15/2025	250	293
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2011
4.625% due 07/01/2036	1,700	1,785
5.000% due 07/01/2041	1,500	1,615
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2017
5.000% due 07/01/2047	1,000	1,129
Housing Development Corp., New York Revenue Bonds, Series 2015
4.350% due 11/01/2048	1,000	1,032
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	5,000	5,507
Long Island Power Authority, New York Revenue Bonds, Series 2008
6.000% due 05/01/2033	2,000	2,093
Long Island Power Authority, New York Revenue Bonds, Series 2009
5.750% due 04/01/2039	1,500	1,561

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Long Island Power Authority, New York Revenue Bonds, Series 2017
5.000% due 09/01/2037	$500	$572
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
5.000% due 11/15/2019	1,000	1,053
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,335
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2032	2,500	2,806
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2015
5.000% due 11/15/2045	2,000	2,218
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016
5.250% due 11/15/2056	1,630	1,871
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017
5.250% due 11/15/2057	2,000	2,305
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,500	1,720
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017
4.000% due 07/01/2037 (c)	280	293
4.000% due 07/01/2043 (c)	1,720	1,783
4.000% due 10/01/2047	1,000	989
5.000% due 12/01/2046	1,000	1,102
Monroe County, New York Industrial Development Agency Revenue Bonds, Series 2017
5.000% due 05/01/2031	1,500	1,767
Nassau County, New York General Obligation Notes, Series 2017
5.000% due 10/01/2027	2,500	2,953
New York City Housing Development Corp., New York, Series 2017
3.750% due 11/01/2052 (c)	1,000	1,000
New York City Industrial Development Agency, New York Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	500	523
New York City Industrial Development Agency, New York Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	750	755
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2011
5.000% due 02/01/2027	3,500	3,793
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2012
1.580% due 08/01/2039	2,300	2,300
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013
5.000% due 11/01/2042	2,000	2,243
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2015
5.000% due 11/01/2026	2,500	2,938
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2016
5.000% due 08/01/2032	1,000	1,162
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017
4.000% due 08/01/2042	2,435	2,529
New York City Trust for Cultural Resources, New York Revenue Bonds, Series 2008
5.000% due 04/01/2028	2,540	2,584
New York City Water & Sewer System, New York Revenue Bonds, Series 2001
1.650% due 06/15/2033	6,100	6,100
New York City Water & Sewer System, New York Revenue Bonds, Series 2008
5.875% due 06/15/2035	1,000	1,009
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2023	2,200	2,294

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York City, New York General Obligation Bonds, Series 2016
4.000% due 12/01/2043	$1,000	$1,037
New York City, New York Water & Sewer System Revenue Bonds, Series 2012
4.000% due 06/15/2047	1,750	1,789
New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	500	514
5.000% due 11/15/2029	1,000	1,155
5.000% due 11/15/2045	2,000	2,240
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
0.000% due 06/01/2050 (a)	5,000	659
0.000% due 06/01/2055 (a)	5,000	329
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	2,115	2,631
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,000	1,051
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	7,000	7,833
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	4,000	4,247
New York State Dormitory Authority Revenue Bonds, (BHAC/CR Insured), Series 2001
5.000% due 01/15/2026	1,000	1,003
New York State Dormitory Authority Revenue Bonds, (BHAC/CR/MBIA Insured), Series 2007
5.000% due 02/15/2027	1,000	1,152
New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.250% due 07/01/2021	1,000	1,102
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2029	2,500	2,521
5.000% due 07/01/2038	1,000	1,009
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	1,000	1,033
5.500% due 05/01/2037	400	416
New York State Dormitory Authority Revenue Bonds, Series 2010
5.000% due 07/01/2026	1,500	1,601
5.000% due 07/01/2035	500	533
5.500% due 07/01/2040	1,000	1,083
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	500	546
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 05/15/2026	2,000	2,226
5.000% due 12/15/2026	4,000	4,497
New York State Dormitory Authority Revenue Bonds, Series 2013
5.000% due 03/15/2028	3,000	3,368
New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046	2,000	2,231
5.000% due 07/01/2050	1,285	1,432
New York State Dormitory Authority Revenue Bonds, Series 2017
5.000% due 12/01/2027	1,100	1,229
5.000% due 07/01/2030	800	935
5.000% due 07/01/2038	1,000	1,164
5.000% due 07/01/2042 (c)	5,000	5,732
5.000% due 07/01/2043	1,530	1,771
New York State Energy Research & Development Authority Revenue Bonds, (AMBAC Insured), Series 1999
2.215% due 05/01/2034	500	482

66	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York State Energy Research & Development Authority Revenue Bonds, (AMBAC Insured), Series 2001
2.451% due 10/01/2036	$500	$482
New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.000% due 06/15/2034	3,200	3,315
New York State Environmental Facilities Corp. Revenue Bonds, Series 2017
5.000% due 06/15/2042	2,630	3,057
New York State Thruway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2051	3,000	3,329
New York State Thruway Authority Revenue Bonds, Series 2018
4.000% due 01/01/2036	1,000	1,043
New York Transportation Development Corp. Revenue Bonds, Series 2016
5.250% due 01/01/2050	4,500	4,933
New York Transportation Development Corp. Revenue Notes, Series 2016
5.000% due 08/01/2026	3,000	3,190
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
4.000% due 05/15/2029	975	983
Oneida County, New York Industrial Development Agency Revenue Bonds, Series 2008
5.000% due 09/15/2028	2,640	2,680
Port Authority of New York & New Jersey Revenue Bonds, Series 2016
5.000% due 11/15/2041	1,620	1,817
Port Authority of New York & New Jersey Revenue Bonds, Series 2017
5.000% due 05/15/2057	1,000	1,139
5.250% due 10/15/2057	2,000	2,316
Port Authority of New York & New Jersey Revenue Notes, Series 2010
5.000% due 12/01/2020	1,000	1,047
Saratoga County, New York Capital Resources Corp. Revenue Bonds, Series 2018
5.000% due 07/01/2037	525	608
5.000% due 07/01/2038	300	347
Syracuse Industrial Development Agency, New York Revenue Bonds, (AMBAC Insured), Series 1999
2.611% due 12/01/2029	1,375	1,341

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Syracuse Industrial Development Agency, New York Revenue Bonds, Series 2016
5.000% due 01/01/2031	$1,000	$1,090
5.000% due 01/01/2036	1,400	1,502
Troy Capital Resource Corp., New York Revenue Bonds, Series 2010
5.125% due 09/01/2040	3,500	3,678
Troy Industrial Development Authority, New York Revenue Bonds, Series 2002
5.200% due 04/01/2037	2,750	2,979
TSASC, Inc., New York Revenue Bonds, Series 2016
5.000% due 06/01/2048	2,000	2,002
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2041	3,000	3,252
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2027	1,500	1,749
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2053	1,000	984
Utility Debt Securitization Authority Revenue Bonds, Series 2015
5.000% due 12/15/2037 (c)	1,000	4,600

		208,241

OHIO 0.4%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	1,000	980

PUERTO RICO 2.2%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
1.655% due 07/01/2029 ~	1,970	1,734
5.250% due 07/01/2031 ^	1,000	1,065
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2005
5.250% due 07/01/2041	1,000	1,073
Puerto Rico Highway & Transportation Authority Revenue Bonds, (AGC Insured), Series 2007
5.250% due 07/01/2036	1,000	1,068

		4,940

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. VIRGIN ISLANDS 0.7%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
5.000% due 10/01/2022	$2,250	$1,648

Total Municipal Bonds & Notes (Cost $211,503)		218,385

SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS (d) 0.2%
		552

U.S. TREASURY BILLS 0.1%
1.443% due 04/26/2018 (a)(b)(g)	269	269

Total Short-Term Instruments (Cost $821)		821

Total Investments in Securities (Cost $212,324)		219,206

	SHARES
INVESTMENTS IN AFFILIATES 10.3%

SHORT-TERM INSTRUMENTS 10.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.3%
PIMCO Short-Term Floating NAV Portfolio III	2,389,968	23,620

Total Short-Term Instruments (Cost $23,620)		23,620

Total Investments in Affiliates (Cost $23,620)		23,620

Total Investments 105.3% (Cost $235,944)		$242,826

Financial Derivative Instruments (e)(f) (0.1)% (Cost or Premiums, net $(291))		(257)

Other Assets and Liabilities, net (5.2)%		(11,893)

Net Assets 100.0%		$230,676

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$552	U.S. Treasury Notes 2.750% due 11/15/2023	$(564)	$552	$552

Total Repurchase Agreements						$(564)	$552	$552

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	67

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$552	$0	$0	$552	$(564)	$(12)

Total Borrowings and Other Financing Transactions	$552	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note June Futures	06/2018	1	$(121)	$(1)	$0	$0
U.S. Treasury 30-Year Bond June Futures	06/2018	75	(10,997)	(305)	0	(56)

Total Futures Contracts				$(306)	$0	$(56)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$0	$0	$0	$(56)	$0	$(56)

Cash of $238 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(3)
								Asset	Liability
CBK	MCDX-29 5-Year Index	(1.000)%	Quarterly	12/20/2022	$ 11,600	$(291)	$(1)	$0	$(292)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Receive	3-Month USD-LIBOR	0.883%	Quarterly	09/19/2021	$	2,700	$0	$91	$91	$0

Total Swap Agreements								$(291)	$90	$91	$(292)

68	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged	Net Exposure(4)
CBK	$0	$0	$91	$91	$0	$0	$(292)	$(292)	$(201)	$269	$68

(g)	Securities with an aggregate market value of $269 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$0	$0	$0	$0	$91	$91

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$56	$56

Over the counter
Swap Agreements	$0	$292	$0	$0	$0	$292

	$0	$292	$0	$0	$56	$348

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$927	$927

Over the counter
Swap Agreements	$0	$(212)	$0	$0	$0	$(212)

	$0	$(212)	$0	$0	$927	$715

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(304)	$(304)

Over the counter
Swap Agreements	$0	$3	$0	$0	$18	$21

	$0	$3	$0	$0	$(286)	$(283)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	69

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)

March 31, 2018

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Municipal Bonds & Notes
Florida	$0	$2,576	$0	$2,576
New York	0	208,241	0	208,241
Ohio	0	980	0	980
Puerto Rico	0	4,940	0	4,940
U.S. Virgin Islands	0	1,648	0	1,648
Short-Term Instruments
Repurchase Agreements	0	552	0	552
U.S. Treasury Bills	0	269	0	269

	$0	$219,206	$0	$219,206

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$23,620	$0	$0	$23,620

Total Investments	$23,620	$219,206	$0	$242,826

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Financial Derivative Instruments - Assets
Over the counter	$0	$91	$0	$91

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(56)	0	0	(56)
Over the counter	0	(292)	0	(292)

	$(56)	$(292)	$0	$(348)

Total Financial Derivative Instruments	$(56)	$(201)	$0	$(257)

Totals	$23,564	$219,005	$0	$242,569

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

70	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Short Duration Municipal Income Fund

March 31, 2018

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 93.4%

MUNICIPAL BONDS & NOTES 93.1%

ALABAMA 2.4%
Alabama 21st Century Authority Revenue Notes, Series 2012
5.000% due 06/01/2019	$1,750	$1,822
Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series 2007
1.850% due 06/01/2034	2,440	2,427

		4,249

CALIFORNIA 4.0%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
2.280% due 04/01/2047 ~	5,000	5,028
California State General Obligation Bonds, Series 2013
1.999% due 12/01/2029 ~	2,200	2,201

		7,229

COLORADO 5.6%
Denver Convention Center Hotel Authority, Colorado Revenue Notes, Series 2016
5.000% due 12/01/2022	1,100	1,222
Denver, Colorado Airport System City & County Revenue Bonds, Series 2016
2.025% due 11/15/2031 ~	2,410	2,421
Denver, Colorado Airport System City & County Revenue Notes, Series 2016
5.000% due 11/15/2023	1,550	1,778
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2017
2.162% due 09/01/2039 ~	1,905	1,909
University of Colorado Hospital Authority Revenue Bonds, Series 2017
5.000% due 11/15/2038	2,500	2,754

		10,084

CONNECTICUT 5.1%
Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 11/01/2021	635	682
5.000% due 08/15/2022	2,030	2,196
Connecticut Special Tax State Revenue Notes, Series 2018
5.000% due 01/01/2024	2,500	2,818
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2015
2.082% due 07/01/2049 ~	3,500	3,516

		9,212

DISTRICT OF COLUMBIA 0.7%
District of Columbia Revenue Notes, Series 2016
5.000% due 04/01/2022	1,070	1,183

FLORIDA 4.1%
Florida State General Obligation Notes, Series 2016
5.000% due 06/01/2022	730	819
Martin County, Florida Revenue Bonds, Series 2000
1.700% due 07/15/2022	2,500	2,500
Miami-Dade County, Florida Aviation Revenue Notes, Series 2009
5.500% due 10/01/2019	2,000	2,109
Miami-Dade County, Florida Industrial Development Authority Revenue Bonds, Series 2006
1.500% due 10/01/2018	2,000	2,000

		7,428

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GEORGIA 4.7%
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.200% due 10/01/2032	$5,000	$5,008
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.000% due 11/01/2045	2,500	2,471
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2007
5.500% due 09/15/2021	930	1,030

		8,509

HAWAII 1.4%
Honolulu, Hawaii City & County General Obligation Notes, Series 2017
1.900% due 09/01/2025 ~	2,500	2,501

ILLINOIS 6.4%
Chicago, Illinois General Obligation Bonds, Series 2002
5.250% due 01/01/2022	500	530
Chicago, Illinois General Obligation Bonds, Series 2012
5.000% due 01/01/2023	3,000	3,198
Illinois Finance Authority Revenue Bonds, Series 2016
2.515% due 05/01/2036 ~	1,000	1,005
Illinois Finance Authority Revenue Notes, Series 2015
5.000% due 11/15/2020	2,000	2,143
Illinois State General Obligation Notes, Series 2016
5.000% due 06/01/2022	2,290	2,388
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.125% due 06/01/2019	1,000	1,037
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017
5.000% due 06/01/2023	1,000	1,117

		11,418

KENTUCKY 1.5%
Kentucky Public Energy Authority Revenue Bonds, Series 2018
4.000% due 04/01/2048	2,500	2,664

LOUISIANA 2.0%
Louisiana State Citizens Property Insurance Corp. Revenue Notes, Series 2015
5.000% due 06/01/2018	3,500	3,520

MASSACHUSETTS 2.2%
Massachusetts Development Finance Agency Revenue Bonds, Series 2017
2.080% due 07/01/2038 ~	2,500	2,507
Massachusetts State College Building Authority Revenue Notes, Series 2014
5.000% due 05/01/2019	1,330	1,379

		3,886

MICHIGAN 1.4%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	465	465
University of Michigan Revenue Bonds, Series 2012
1.360% due 04/01/2033 ~	2,000	2,001

		2,466

MINNESOTA 2.8%
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota Revenue Notes, Series 2016
4.000% due 01/01/2020	350	364
5.000% due 01/01/2022	250	277

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Minnesota Municipal Power Agency Revenue Notes, Series 2010
5.000% due 10/01/2018	$1,130	$1,150
Rochester, Minnesota Revenue Bonds, Series 2011
4.000% due 11/15/2030	3,150	3,197

		4,988

NEBRASKA 0.6%
Lincoln, Nebraska Electric System Revenue Notes, Series 2013
5.000% due 09/01/2021	1,015	1,119

NEVADA 1.5%
Clark County, Nevada Revenue Bonds, Series 2010
1.875% due 06/01/2031	2,750	2,731

NEW JERSEY 2.1%
New Jersey Economic Development Authority Revenue Notes, Series 2016
5.000% due 06/15/2020	1,630	1,716
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015
5.000% due 06/15/2021	1,000	1,068
New Jersey Turnpike Authority Revenue Notes, Series 2017
1.505% due 01/01/2021 ~	1,000	1,002

		3,786

NEW MEXICO 2.5%
Farmington, New Mexico Revenue Bonds, Series 2016
1.875% due 04/01/2033	2,000	1,965
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2014
5.000% due 11/01/2039	2,500	2,598

		4,563

NEW YORK 7.4%
Brooklyn Arena Local Development Corp., New York Revenue Notes, Series 2016
5.000% due 07/15/2022	1,250	1,388
Long Island Power Authority, New York Revenue Bonds, Series 2015
2.045% due 05/01/2033 ~	2,150	2,151
Nassau County, New York General Obligation Notes, Series 2010
5.000% due 10/01/2020	1,000	1,076
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2015
5.000% due 11/01/2021	875	969
New York City, New York General Obligation Bonds, Series 2008
5.000% due 08/01/2020	1,735	1,862
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	4,150	4,297
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2021	1,500	1,629

		13,372

NORTH CAROLINA 0.8%
University of North Carolina at Chapel Hill Revenue Bonds, Series 2012
1.515% due 12/01/2041 ~	1,500	1,501

OHIO 2.4%
Butler County, Ohio Revenue Notes, Series 2017
4.000% due 11/15/2023	1,355	1,465
5.000% due 11/15/2024	725	832

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	71

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ohio State Revenue Bonds, Series 2010
1.500% due 11/01/2035	$2,000	$1,998

		4,295

PENNSYLVANIA 10.3%
Bethlehem Area School District, Pennsylvania Revenue Bonds, Series 2017
1.804% due 01/01/2030 ~	1,750	1,747
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018
5.000% due 06/01/2020	1,500	1,589
Commonwealth of Pennsylvania General Obligation Notes, Series 2016
5.000% due 01/15/2021	2,500	2,695
Luzerne County, Pennsylvania General Obligation Notes, (AGM Insured), Series 2017
5.000% due 12/15/2022	1,500	1,670
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2002
2.550% due 12/01/2029	5,000	5,014
Pennsylvania Turnpike Commission Revenue Notes, Series 2016
1.865% due 12/01/2018 ~	2,500	2,502
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2015
5.000% due 08/01/2020	1,500	1,601
Philadelphia, Pennsylvania Water & Wastewater Revenue Notes, Series 2015
5.000% due 07/01/2019	1,700	1,769

		18,587

TENNESSEE 0.9%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2017
4.000% due 05/01/2048	1,500	1,604

TEXAS 11.2%
Central Texas Regional Mobility Authority Revenue Bonds, Series 2015
5.000% due 01/01/2045	1,750	1,858
Gulf Coast Industrial Development Authority, Texas Revenue Bonds, Series 2012
1.680% due 11/01/2041	2,500	2,500

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
1.700% due 06/01/2030	$4,000	$4,001
Lower Colorado River Authority, Texas Revenue Notes, Series 2012
5.000% due 05/15/2018	500	502
Sam Rayburn Municipal Power Agency, Texas Revenue Notes, Series 2012
5.000% due 10/01/2021	1,640	1,789
San Antonio Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2014
2.000% due 08/01/2044	2,205	2,208
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2012
2.000% due 12/01/2027	1,750	1,753
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015
2.250% due 02/01/2033	2,500	2,518
Texas State Revenue Notes, Series 2017
4.000% due 08/30/2018	3,000	3,030

		20,159

UTAH 1.4%
Weber County, Utah Revenue Bonds, Series 2000
1.720% due 02/15/2035	2,500	2,500

VIRGINIA 1.7%
Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008
2.150% due 11/01/2035	3,000	2,991

WASHINGTON 3.6%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2015
2.280% due 11/01/2045 ~	4,000	4,002
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
2.630% due 01/01/2042 ~	2,500	2,506

		6,508

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WEST VIRGINIA 1.1%
Mason County, West Virginia Revenue Bonds, Series 2003
1.625% due 10/01/2022	$2,000	$1,996

WISCONSIN 1.3%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 08/15/2032	2,075	2,333

Total Municipal Bonds & Notes (Cost $167,484)		167,382

SHORT-TERM INSTRUMENTS 0.3%

REPURCHASE AGREEMENTS (a) 0.3%
		535

Total Short-Term Instruments (Cost $535)		535

Total Investments in Securities (Cost $168,019)		167,917

	SHARES
INVESTMENTS IN AFFILIATES 5.8%

SHORT-TERM INSTRUMENTS 5.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.8%
PIMCO Short-Term Floating NAV Portfolio III	1,059,094	10,467

Total Short-Term Instruments (Cost $10,466)		10,467

Total Investments in Affiliates (Cost $10,466)		10,467

Total Investments 99.2% (Cost $178,485)		$178,384

Financial Derivative Instruments (b) 0.1% (Cost or Premiums, net $0)		179

Other Assets and Liabilities, net 0.7%		1,335

Net Assets 100.0%		$179,898

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$535	U.S. Treasury Notes 2.250% due 01/31/2024	$(550)	$535	$535

Total Repurchase Agreements						$(550)	$535	$535

72	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$535	$0	$0	$535	$(550)	$(15)

Total Borrowings and Other Financing Transactions	$535	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(b) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Receive	3-Month USD-LIBOR	0.883%	Quarterly	09/19/2021	$5,300	$0	$179	$179	$0

Total Swap Agreements							$0	$179	$179	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
CBK	$0	$0	$179	$179	$0	$0	$0	$0	$179	$0	$179

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Swap Agreements	$0	$0	$0	$0	$179	$179

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	73

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)

March 31, 2018

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Over the counter
Swap Agreements	$0	$1	$0	$0	$0	$1

Net Change in Unrealized Appreciation on Financial Derivative Instruments
Over the counter
Swap Agreements	$0	$0	$0	$0	$36	$36

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$4,249	$0	$4,249
California	0	7,229	0	7,229
Colorado	0	10,084	0	10,084
Connecticut	0	9,212	0	9,212
District of Columbia	0	1,183	0	1,183
Florida	0	7,428	0	7,428
Georgia	0	8,509	0	8,509
Hawaii	0	2,501	0	2,501
Illinois	0	11,418	0	11,418
Kentucky	0	2,664	0	2,664
Louisiana	0	3,520	0	3,520
Massachusetts	0	3,886	0	3,886
Michigan	0	2,466	0	2,466
Minnesota	0	4,988	0	4,988
Nebraska	0	1,119	0	1,119
Nevada	0	2,731	0	2,731
New Jersey	0	3,786	0	3,786
New Mexico	0	4,563	0	4,563
New York	0	13,372	0	13,372
North Carolina	0	1,501	0	1,501
Ohio	0	4,295	0	4,295
Pennsylvania	0	18,587	0	18,587
Tennessee	0	1,604	0	1,604
Texas	0	20,159	0	20,159

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Utah	$0	$2,500	$0	$2,500
Virginia	0	2,991	0	2,991
Washington	0	6,508	0	6,508
West Virginia	0	1,996	0	1,996
Wisconsin	0	2,333	0	2,333
Short-Term Instruments
Repurchase Agreements	0	535	0	535

	$0	$167,917	$0	$167,917

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,467	$0	$0	$10,467

Total Investments	$10,467	$167,917	$0	$178,384

Financial Derivative Instruments - Assets
Over the counter	$0	$179	$0	$179

Total Financial Derivative Instruments	$0	$179	$0	$179

Totals	$10,467	$168,096	$0	$178,563

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

74	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund

March 31, 2018

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 108.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Ply Gem Industries, Inc.
TBD% due 03/01/2019	$100	$100

Total Loan Participations and Assignments (Cost $99)		100

CORPORATE BONDS & NOTES 0.6%

BANKING & FINANCE 0.1%
AGFC Capital Trust
3.472% (US0003M + 1.750%) due 01/15/2067 ~	100	53

UTILITIES 0.5%
Petrobras Global Finance BV
5.299% due 01/27/2025	450	445

Total Corporate Bonds & Notes (Cost $484)		498

MUNICIPAL BONDS & NOTES 75.5%

ALABAMA 0.5%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2018
4.000% due 12/01/2048	400	429

ARIZONA 2.7%
University of Arizona Revenue Bonds, Series 2011
5.000% due 08/01/2025	2,095	2,289

CALIFORNIA 4.9%
Hartnell Community College District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2034 (c)	1,000	1,045
Los Angeles Unified School District, California General Obligation Notes, Series 2009
5.000% due 07/01/2019	125	130
Northern California Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021	1,500	1,561
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2009
5.000% due 11/01/2021	1,000	1,054
Santa Clara Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2022	450	454

		4,244

COLORADO 5.6%
Denver, Colorado Airport System City & County Revenue Bonds, Series 2009
5.250% due 11/15/2036	3,500	3,695
Regional Transportation District, Colorado Revenue Bonds, Series 2012
5.000% due 11/01/2027	1,000	1,119

		4,814

FLORIDA 5.0%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2011
5.000% due 06/01/2020	2,500	2,665
Florida State General Obligation Bonds, Series 2011
5.000% due 06/01/2025	1,500	1,636

		4,301

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 3.7%
Chicago, Illinois General Obligation Bonds, Series 2002
5.500% due 01/01/2037	$1,500	$1,587
Cook Kane Lake & McHenry Counties Community College District No. 512, Illinois General Obligation Bonds, Series 2009
5.000% due 12/01/2019	100	102
Illinois State General Obligation Notes, Series 2016
5.000% due 02/01/2027	1,250	1,300
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	200	209

		3,198

INDIANA 3.8%
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	512
Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	2,500	2,714

		3,226

IOWA 1.9%
Iowa State Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 08/15/2020	1,500	1,628

KANSAS 0.4%
Kansas State Department of Transportation Revenue Bonds, Series 2004
5.000% due 09/01/2022	350	355

MICHIGAN 6.3%
Michigan Finance Authority Revenue Bonds, Series 2014
4.500% due 10/01/2029	2,000	2,120
Michigan State Building Authority Revenue Bonds, Series 2011
5.000% due 10/15/2024	3,000	3,297

		5,417

MINNESOTA 1.5%
Rochester, Minnesota Revenue Bonds, Series 2008
5.000% due 11/15/2038	1,200	1,276

NEBRASKA 0.5%
Omaha, Nebraska General Obligation Bonds, Series 2000
6.500% due 12/01/2030	300	409

NEW JERSEY 2.8%
New Jersey Turnpike Authority Revenue Bonds, Series 2013
5.000% due 01/01/2025	1,000	1,124
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2029	1,250	1,254

		2,378

NEW YORK 11.4%
New York City Water & Sewer System, New York Revenue Bonds, Series 2009
5.250% due 06/15/2040	500	519
New York City Water & Sewer System, New York Revenue Bonds, Series 2011
5.375% due 06/15/2043	3,000	3,260
New York City, New York General Obligation Bonds, Series 2008
1.800% due 08/01/2024	5,000	5,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York State Urban Development Corp. Revenue Notes, Series 2008
5.500% due 01/01/2019	$1,000	$1,029

		9,808

NORTH CAROLINA 0.8%
North Carolina Medical Care Commission Revenue Bonds, Series 2009
5.000% due 06/01/2039	700	727

OHIO 15.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	2,600	2,571
6.500% due 06/01/2047	3,850	3,874
Montgomery County, Ohio Revenue Bonds, Series 2016
1.730% due 11/15/2045	1,400	1,400
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2013
1.680% due 01/01/2039	4,900	4,900
Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020	100	103

		12,848

OKLAHOMA 1.9%
Oklahoma Municipal Power Authority Revenue Bonds, (AGM Insured), Series 2010
5.000% due 01/01/2021	1,525	1,607

PUERTO RICO 0.2%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2009
6.000% due 07/01/2039 ^(a)	200	90
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(a)	100	43
5.500% due 07/01/2039 ^(a)	200	87

		220

TENNESSEE 1.3%
Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
5.000% due 11/15/2040	1,100	1,153

TEXAS 1.6%
Houston, Texas Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2035	400	464
Houston, Texas Combined Utility System Revenue Bonds, (AGC Insured), Series 2009
5.250% due 11/15/2033	250	260
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	500	518
Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2023	125	126

		1,368

WASHINGTON 0.9%
King County, Washington General Obligation Bonds, Series 2009
5.125% due 01/01/2036	250	256
5.250% due 01/01/2039	500	514

		770

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	75

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (b)	$1,100	$67

WISCONSIN 2.7%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 11/15/2033	2,200	2,307

Total Municipal Bonds & Notes (Cost $60,816)		64,839

U.S. GOVERNMENT AGENCIES 8.6%
Fannie Mae
1.992% (LIBOR01M + 0.120%) due 03/25/2034 ~	20	20
2.772% (LIBOR01M + 0.900%) due 04/25/2032 ~	22	22
Fannie Mae, TBA
3.000% due 05/14/2048	900	876
3.500% due 05/14/2048 - 06/13/2048	6,500	6,500

Total U.S. Government Agencies (Cost $7,388)		7,418

U.S. TREASURY OBLIGATIONS 11.8%
U.S. Treasury Bonds
2.750% due 08/15/2047 (j)	1,100	1,049
U.S. Treasury Inflation Protected Securities (d)
0.250% due 01/15/2025	628	614
0.375% due 07/15/2027	811	790
0.625% due 01/15/2026	730	730
1.375% due 02/15/2044 (j)	213	236
1.750% due 01/15/2028	710	780
2.375% due 01/15/2025	789	883
U.S. Treasury Notes
1.250% due 07/31/2023 (f)(j)	1,950	1,820
1.375% due 06/30/2023 (h)(j)	400	376
1.750% due 06/30/2022 (j)	400	388
1.875% due 12/15/2020	2,500	2,468

Total U.S. Treasury Obligations (Cost $10,405)		10,134

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.4%
Banc of America Funding Trust
3.870% due 06/20/2032 ~		$40	$40
Bear Stearns Adjustable Rate Mortgage Trust
3.683% due 03/25/2035 ~		54	52
3.794% due 02/25/2034 ~		69	70
Bear Stearns ALT-A Trust
3.637% due 05/25/2036 ^~		1,172	876
Countrywide Home Loan Mortgage Pass-Through Trust
3.412% due 08/25/2034 ^~		19	18
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.093% due 07/25/2033 ~		13	13
EMF-NL Prime BV
0.471% (EUR003M + 0.800%) due 04/17/2041 ~	EUR	67	79
GSR Mortgage Loan Trust
3.111% due 06/25/2034 ~		$31	31
5.750% due 01/25/2037		26	24
HarborView Mortgage Loan Trust
3.565% due 06/19/2036 ^~		228	164
MASTR Adjustable Rate Mortgages Trust
3.370% due 05/25/2034 ~		121	124
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.637% (US0001M + 0.860%) due 08/15/2032 ~		199	193
Residential Asset Securitization Trust
6.000% due 07/25/2037 ^		228	167
Structured Asset Mortgage Investments Trust
2.058% (US0001M + 0.250%) due 07/19/2035 ~		53	51
WaMu Mortgage Pass-Through Certificates Trust
2.683% (12MTA + 1.400%) due 08/25/2042 ~		27	26
3.214% due 03/25/2037 ^~		957	892
Wells Fargo Mortgage-Backed Securities Trust
3.750% due 01/25/2035 ~		81	83

Total Non-Agency Mortgage-Backed Securities (Cost $2,784)			2,903

ASSET-BACKED SECURITIES 5.6%
Citigroup Mortgage Loan Trust
2.012% (US0001M + 0.140%) due 08/25/2036 ~		24	24

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit-Based Asset Servicing and Securitization LLC
3.794% due 12/25/2035		$84	$84
IXIS Real Estate Capital Trust
2.102% (US0001M + 0.230%) due 01/25/2037 ~		137	74
Residential Asset Securities Corp. Trust
2.052% (US0001M + 0.180%) due 04/25/2036 ~		76	76
2.132% (US0001M + 0.260%) due 07/25/2036 ~		1,515	1,190
2.272% (US0001M + 0.400%) due 02/25/2036 ~		1,570	1,549
Sierra Madre Funding Ltd.
2.102% (US0001M + 0.400%) due 09/07/2039 ~		2,033	1,816

Total Asset-Backed Securities (Cost $3,318)			4,813

SOVEREIGN ISSUES 0.1%
Argentina Government International Bond
27.250% due 06/21/2020 ~	ARS	845	45

Total Sovereign Issues (Cost $48)			45

SHORT-TERM INSTRUMENTS 2.9%

REPURCHASE AGREEMENTS (e) 2.9%
			2,508

Total Short-Term Instruments (Cost $2,508)			2,508

Total Investments in Securities (Cost $87,850)			93,258

Total Investments 108.6% (Cost $87,850)			$93,258

Financial Derivative Instruments (g)(i) (2.1)% (Cost or Premiums, net $(3,819))			(1,793)

Other Assets and Liabilities, net (6.5)%			(5,591)

Net Assets 100.0%			$85,874

NOTES TO SCHEDULE OF INVESTMENTS

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)	Security becomes interest bearing at a future date.
(d)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$2,508	U.S. Treasury Notes 1.125% due 09/30/2021	$(2,558)	$2,508	$2,508

Total Repurchase Agreements						$(2,558)	$2,508	$2,508

76	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BSN	1.590%	02/01/2018	04/02/2018	$(1,232)	$(1,235)

Total Reverse Repurchase Agreements					$(1,235)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BSN	$0	$(1,235)	$0	$(1,235)	$1,233	$(2)
FICC	2,508	0	0	2,508	(2,558)	(50)

Total Borrowings and Other Financing Transactions	$2,508	$(1,235)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(1,235)	$0	$0	$(1,235)

Total Borrowings	$0	$(1,235)	$0	$0	$(1,235)

Payable for reverse repurchase agreements					$(1,235)

(f)	Securities with an aggregate market value of $1,233 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(1,286) at a weighted average interest rate of 1.392%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro currency June Futures	06/2018	120	$	18,538	$(126)	$0	$(33)
U.S. Treasury 10-Year Note June Futures	06/2018	38		4,603	37	9	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	20		3,209	142	23	0

					$53	$32	$(33)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar June Futures	06/2019	141	$	(34,307)	$244	$4	$0
Euro-BTP Italy Government Bond June Futures	06/2018	29	EUR	(4,952)	(129)	0	(39)
U.S. Treasury 5-Year Note June Futures	06/2018	118	$	(13,506)	(52)	0	(13)
U.S. Treasury 30-Year Bond June Futures	06/2018	13		(1,906)	(64)	0	(10)

					$(1)	$4	$(62)

Total Futures Contracts					$52	$36	$(95)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	77

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Sprint Communications, Inc.	5.000%	Quarterly	12/20/2019	1.192%	$	900	$87	$(27)	$60	$0	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
iTraxx Europe Main 28 5-Year Index	(1.000)%	Quarterly	12/20/2022	EUR	1,600	$(44)	$(2)	$(46)	$0	$(1)
iTraxx Europe Senior 27 5-Year Index	(1.000)	Quarterly	06/20/2022		900	(27)	0	(27)	0	(1)

						$(71)	$(2)	$(73)	$0	$(2)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	3-Month USD-LIBOR	2.500%	Semi-Annual	06/20/2048	$	1,100	$125	$(39)	$86	$0	$(7)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/17/2018		39,500	(58)	(66)	(124)	4	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		300	(1)	2	1	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		4,400	96	116	212	0	(4)
Receive	3-Month USD-LIBOR	2.150	Semi-Annual	12/03/2025		2,500	16	77	93	0	(4)
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	12/03/2025		800	(4)	25	21	0	(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		3,700	168	116	284	0	(6)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/19/2028		600	(8)	21	13	0	(1)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	06/19/2033		3,500	(121)	148	27	0	(13)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	09/14/2046		1,100	80	59	139	0	(6)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047		80	15	3	18	0	0
Pay(6)	6-Month EUR-EURIBOR	0.500	Annual	09/19/2023	EUR	3,000	(18)	18	0	3	0
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	09/19/2048		650	17	(13)	4	2	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023	GBP	3,900	(1)	(19)	(20)	0	(15)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/21/2028	JPY	50,000	4	(4)	0	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	180,000	(9)	(3)	(12)	2	0
Receive(6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		250,000	7	(26)	(19)	1	0
Pay	28-Day MXN-TIIE	7.350	Lunar	09/30/2027	MXN	10,400	(6)	(6)	(12)	2	0

							$302	$409	$711	$14	$(57)

Total Swap Agreements							$318	$380	$698	$14	$(61)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$36	$14	$50	$0	$(95)	$(61)	$(156)

(h)	Securities with an aggregate market value of $26 and cash of $2,011 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

78	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2018	AUD	399		$313	$6	$0
BOA	04/2018		$106	EGP	1,973	5	0
	06/2018		210	RUB	11,880	0	(4)
BPS	04/2018	BRL	366		$112	2	0
	04/2018		$110	BRL	366	1	0
	05/2018		18	ARS	356	0	0
	05/2018		112	BRL	366	0	(2)
	09/2018		80	EGP	1,468	0	0
BRC	05/2018		46	MXN	858	1	0
CBK	04/2018		245	ARS	5,038	5	0
	05/2018		327	TRY	1,282	0	(7)
DUB	06/2018	TWD	14,649		$506	0	(2)
FBF	06/2018		$370	RUB	20,953	0	(7)
GLM	04/2018	EUR	16,911		$20,905	101	(4)
	04/2018	JPY	41,781		395	2	0
	05/2018		$17	ARS	344	0	0
	06/2018	KRW	342,930		$322	0	(2)
	01/2021		$69	BRL	300	12	0
HUS	05/2018		569	RUB	33,013	3	0
	06/2018	KRW	551,138		$510	0	(10)
	01/2021	BRL	300		46	0	(35)
JPM	04/2018	ARS	5,038		249	0	(1)
	04/2018	BRL	1,738		523	0	(4)
	04/2018	CAD	439		342	1	0
	04/2018	EGP	4,724		257	0	(9)
	04/2018	JPY	7,000		66	0	0
	04/2018		$532	BRL	1,738	0	(5)
	04/2018		228	EGP	4,243	11	0
	05/2018		246	ARS	5,038	1	0
	06/2018		830	KRW	881,889	2	0
MSB	04/2018	BRL	686		$210	2	0
	04/2018		$206	BRL	686	1	0
	05/2018		489	ARS	10,259	8	0
SCX	04/2018	BRL	686		$210	2	0
	04/2018		$206	BRL	686	2	0
	06/2018	SGD	674		$513	0	(2)
	06/2018		$93	INR	6,118	0	0
	07/2018		206	EGP	3,933	11	0
SOG	06/2018	RUB	21,794		$374	0	(3)
UAG	04/2018		$20,946	EUR	16,911	0	(137)
	05/2018	EUR	16,911		$20,989	138	0

Total Forward Foreign Currency Contracts						$317	$(234)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	79

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	12/04/2018	$	6,200	$13	$2
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		4,000	207	113
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		12,100	69	1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		1,800	86	53

								$375	$169

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC 2-Year Interest Rate Floor	1.625%	3-Month USD-LIBOR	08/15/2019	$	26,600	$170	$1

Total Purchased Options							$545	$170

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC EUR versus USD	$	1.265	04/19/2018	EUR 307	$(2)	$0
MSB	Call - OTC USD versus BRL	BRL	3.320	04/12/2018	$ 840	(5)	(5)

						$(7)	$(5)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.173%	12/04/2018	$ 1,300	$(13)	$(4)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	19,600	(209)	(255)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	9,100	(96)	(114)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	2,600	(69)	(4)

							$ (387)	$(377)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 2-Year Interest Rate Floor	1.000%	3-Month USD-LIBOR	08/15/2019	$53,200	$ (170)	$ 0

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GSC	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	$98.203	05/07/2018	$ 1,800	$ (7)	$(1)

Total Written Options					$ (571)	$(383)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(1)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Sweden Government International Bond	(0.250)%	Quarterly	09/20/2021	0.064%	$900	$17	$(23)	$0	$(6)
BPS	Sweden Government International Bond	(0.250)	Quarterly	09/20/2021	0.064	300	5	(7)	0	(2)

							$22	$(30)	$0	$(8)

80	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Spain Government International Bond	1.000%	Quarterly	09/20/2019	0.091%	$	1,500	$27	$(7)	$20	$0
BPS	Slovenia Government International Bond	1.000	Quarterly	06/20/2019	0.064		1,400	(28)	44	16	0
BRC	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	2.262		150	12	4	16	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.587		200	(6)	9	3	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2021	0.748		200	(8)	10	2	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2018	0.220		800	5	0	5	0
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.954	EUR	100	(1)	1	0	0
	Shire Acquisitions Investments Ireland DAC	1.000	Quarterly	12/20/2021	1.116	$	100	(4)	3	0	(1)
GST	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	2.262		150	12	4	16	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.587		200	(6)	9	3	0
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.488		300	(15)	9	0	(6)
	Colombia Government International Bond	1.000	Quarterly	12/20/2021	0.717		100	(5)	6	1	0

								$(17)	$92	$82	$(7)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
BRC	ABX.HE.AAA.7-1 Index	(0.090)%	Monthly	08/25/2037	$ 67	$34	$(31)	$3	$0
GST	ABX.HE.AAA.7-1 Index	(0.090)	Monthly	08/25/2037	200	103	(93)	10	0
MYC	ABX.HE.AAA.7-1 Index	(0.090)	Monthly	08/25/2037	334	172	(156)	16	0

						$309	$(280)	$29	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
JPM	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$ 21,064	$(4,379)	$2,732	$0	$(1,647)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	600	(21)	18	0	(3)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	400	(11)	9	0	(2)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	400	(14)	13	0	(1)

						$(4,425)	$2,772	$0	$(1,653)

Total Swap Agreements						$(4,111)	$2,554	$111	$(1,668)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets					Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$6	$0	$0	$6	$0	$0	$0	$0	$6	$0	$6
BOA	5	0	20	25	(4)	0	(6)	(10)	15	0	15
BPS	3	0	16	19	(2)	0	(2)	(4)	15	0	15
BRC	1	0	29	30	0	0	0	0	30	0	30
CBK	5	2	0	7	(7)	(4)	(1)	(12)	(5)	0	(5)
DUB	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	81

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

	Financial Derivative Assets					Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
FBF	$0	$0	$0	$0	$(7)	$0	$0	$(7)	$(7)	$0	$(7)
GLM	115	114	0	229	(6)	(255)	0	(261)	(32)	69	37
GSC	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
GST	0	0	29	29	0	0	0	0	29	0	29
HUS	3	0	1	4	(45)	0	(6)	(51)	(47)	0	(47)
JPM	15	0	0	15	(19)	0	(1,647)	(1,666)	(1,651)	1,783	132
MSB	11	0	0	11	0	(5)	0	(5)	6	0	6
MYC	0	54	16	70	0	(118)	(3)	(121)	(51)	(164)	(215)
SAL	0	0	0	0	0	0	(2)	(2)	(2)	0	(2)
SCX	15	0	0	15	(2)	0	0	(2)	13	0	13
SOG	0	0	0	0	(3)	0	0	(3)	(3)	0	(3)
UAG	138	0	0	138	(137)	0	(1)	(138)	0	0	0

Total Over the Counter	$317	$170	$111	$598	$(234)	$(383)	$(1,668)	$(2,285)

(j)	Securities with an aggregate market value of $1,852 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$36	$36
Swap Agreements	0	0	0	0	14	14

	$0	$0	$0	$0	$50	$50

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$317	$0	$317
Purchased Options	0	0	0	0	170	170
Swap Agreements	0	111	0	0	0	111

	$0	$111	$0	$317	$170	$598

	$0	$111	$0	$317	$220	$648

82	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

March 31, 2018

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$33	$62	$95
Swap Agreements	0	4	0	0	57	61

	$0	$4	$0	$33	$119	$156

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$234	$0	$234
Written Options	0	0	0	5	378	383
Swap Agreements	0	1,668	0	0	0	1,668

	$0	$1,668	$0	$239	$378	$2,285

	$0	$1,672	$0	$272	$497	$2,441

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(36)	$(36)
Written Options	0	0	0	0	78	78
Futures	0	0	0	2,327	53	2,380
Swap Agreements	0	65	0	0	1,812	1,877

	$0	$65	$0	$2,327	$1,907	$4,299

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,428)	$0	$(2,428)
Purchased Options	0	0	0	0	(75)	(75)
Written Options	0	0	0	20	143	163
Swap Agreements	0	2,612	0	0	(14)	2,598

	$0	$2,612	$0	$(2,408)	$54	$258

	$0	$2,677	$0	$(81)	$1,961	$4,557

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$28	$28
Written Options	0	0	0	0	(30)	(30)
Futures	0	0	0	(293)	146	(147)
Swap Agreements	0	(89)	0	0	(1,456)	(1,545)

	$0	$(89)	$0	$(293)	$(1,312)	$(1,694)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$61	$0	$61
Purchased Options	0	0	0	0	(285)	(285)
Written Options	0	0	0	1	93	94
Swap Agreements	0	(175)	0	0	44	(131)

	$0	$(175)	$0	$62	$(148)	$(261)

	$0	$(264)	$0	$(231)	$(1,460)	$(1,955)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	83

Schedule of Investments PIMCO Unconstrained Tax Managed Bond Fund (Cont.)

March 31, 2018

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$100	$0	$100
Corporate Bonds & Notes
Banking & Finance	0	53	0	53
Utilities	0	445	0	445
Municipal Bonds & Notes
Alabama	0	429	0	429
Arizona	0	2,289	0	2,289
California	0	4,244	0	4,244
Colorado	0	4,814	0	4,814
Florida	0	4,301	0	4,301
Illinois	0	3,198	0	3,198
Indiana	0	3,226	0	3,226
Iowa	0	1,628	0	1,628
Kansas	0	355	0	355
Michigan	0	5,417	0	5,417
Minnesota	0	1,276	0	1,276
Nebraska	0	409	0	409
New Jersey	0	2,378	0	2,378
New York	0	9,808	0	9,808
North Carolina	0	727	0	727
Ohio	0	12,848	0	12,848
Oklahoma	0	1,607	0	1,607
Puerto Rico	0	220	0	220
Tennessee	0	1,153	0	1,153
Texas	0	1,368	0	1,368
Washington	0	770	0	770

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
West Virginia	$0	$67	$0	$67
Wisconsin	0	2,307	0	2,307
U.S. Government Agencies	0	7,418	0	7,418
U.S. Treasury Obligations	0	10,134	0	10,134
Non-Agency Mortgage-Backed Securities	0	2,903	0	2,903
Asset-Backed Securities	0	4,813	0	4,813
Sovereign Issues	0	45	0	45
Short-Term Instruments
Repurchase Agreements	0	2,508	0	2,508

Total Investments	$0	$93,258	$0	$93,258

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	36	14	0	50
Over the counter	0	598	0	598

	$36	$612	$0	$648

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(95)	(61)	0	(156)
Over the counter	0	(2,285)	0	(2,285)

	$(95)	$(2,346)	$0	$(2,441)

Total Financial Derivative Instruments	$(59)	$(1,734)	$0	$(1,793)

Totals	$(59)	$91,524	$0	$91,465

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

84	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Notes to Financial Statements

March 31, 2018

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Class A and Class C shares of the funds (each a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

On March 23, 2018, PIMCO processed an automatic conversion of all Class D shares of the following Funds into Class A shares of the same Fund: PIMCO California Intermediate Municipal Bond Fund, PIMCO California Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund, PIMCO New York Municipal Bond Fund, PIMCO Short Duration Municipal Income Fund, and PIMCO Unconstrained Tax Managed Bond Fund. Shareholders of Class D of a Fund received Class A shares of equal value to their outstanding shares of Class D as of March 23, 2018. The conversion was tax-free and shareholders did not have to pay any sales charge, fee or other charge in connection with the conversion.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on

ANNUAL REPORT	MARCH 31, 2018	85

Notes to Financial Statements (Cont.)

the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency
Fund Name	Declared	Distributed
PIMCO California Intermediate Municipal Bond Fund	Daily	Monthly
PIMCO California Municipal Bond Fund	Daily	Monthly
PIMCO California Short Duration Municipal Income Fund	Daily	Monthly
PIMCO High Yield Municipal Bond Fund	Daily	Monthly
PIMCO Municipal Bond Fund	Daily	Monthly
PIMCO National Intermediate Municipal Bond Fund	Daily	Monthly
PIMCO New York Municipal Bond Fund	Daily	Monthly
PIMCO Short Duration Municipal Income Fund	Daily	Monthly
PIMCO Unconstrained Tax Managed Bond Fund	Daily	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

If a Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05, which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

86	PIMCO TAX-EFFICIENT STRATEGY FUNDS

March 31, 2018

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s NAV. The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may

ANNUAL REPORT	MARCH 31, 2018	87

Notes to Financial Statements (Cont.)

recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an

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indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

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Notes to Financial Statements (Cont.)

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Fund for the period ended March 31, 2018 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III
Fund Name	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$5,544	$59,842	$(58,101)	$(3)	$1	$7,283	$142	$0
PIMCO California Municipal Bond Fund	919	9,214	(8,900)	0	0	1,233	14	0
PIMCO California Short Duration Municipal Income Fund	4,958	108,141	(110,001)	(7)	0	3,091	141	0
PIMCO High Yield Municipal Bond Fund	46,091	796,024	(768,600)	(27)	(4)	73,484	1,124	0
PIMCO Municipal Bond Fund	25,089	430,794	(410,100)	(32)	(6)	45,745	593	0
PIMCO National Intermediate Municipal Bond Fund	4,980	23,168	(20,900)	(1)	1	7,248	68	0
PIMCO New York Municipal Bond Fund	6,308	94,922	(77,600)	(9)	(1)	23,620	223	0
PIMCO Short Duration Municipal Income Fund	6,693	133,181	(129,400)	(8)	1	10,467	181	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loan Participations, Assignments and Originations  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund or Funds. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of March 31, 2018, the PIMCO Unconstrained Tax Managed Bond Fund had $100,000 in unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or

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Notes to Financial Statements (Cont.)

private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds at March 31, 2018 are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages.

FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

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(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Tender Option Bond Transactions  In a tender option bond transaction (“TOB”), a tender option bond trust (“TOB Trust”) issues floating rate certificates (“TOB Floater”) and residual interest certificates (“TOB Residual”) and utilizes the proceeds of such issuances to purchase a fixed rate municipal bond (“Fixed Rate Bond”). The TOB Floater is generally issued to third party investors (typically a money market fund) and the TOB Residual is generally issued to the Fund that deposited or identified the Fixed Rate Bond. The TOB Trust divides the income stream provided by the Fixed Rate Bond to create two securities, the TOB Floater, which is a short-term security, and the TOB Residual, which is a longer-term security. The interest rates payable on the TOB Residual bear an inverse relationship to the interest rate on the TOB Floater. The interest rate on the TOB Floater is reset by a remarketing process typically every 7 to 35 days. After income is paid on the TOB Floater at current rates, the residual income from the Fixed Rate Bond goes to the TOB Residual. Therefore, rising short-term rates result in lower income for the TOB Residual, and vice versa. In the case of a TOB Trust that utilizes the cash received (less transaction expenses) from the issuance of the TOB Floater and TOB Residual to purchase the Fixed Rate Bond from a Fund, the Fund may then invest the cash received in additional securities, generating leverage for the Fund. Other PIMCO-managed accounts may also contribute municipal bonds to a TOB Trust into which a Fund has contributed Fixed Rate Bonds. If multiple PIMCO-managed accounts participate in the same TOB Trust, the economic rights and obligations under the TOB Residual will be shared among the funds ratably in proportion to their participation in the TOB Trust.

The TOB Residual may be more volatile and less liquid than other municipal bonds of comparable maturity. In most circumstances the TOB Residual holder bears substantially all of the underlying Fixed Rate Bond’s downside investment risk and also benefits from any appreciation in the value of the underlying Fixed Rate Bond. Investments in a TOB Residual typically will involve greater risk than investments in Fixed Rate Bonds.

A TOB Residual held by a Fund provides the Fund with the right to: (1) cause the holders of the TOB Floater to tender their notes at par, and (2) cause the sale of the Fixed Rate Bond held by the TOB Trust, thereby collapsing the TOB Trust. TOB Trusts are generally supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that provides for the purchase of TOB Floaters that cannot be remarketed. The holders of the TOB Floaters have the right to tender their certificates in exchange for payment of par plus accrued interest on a periodic basis (typically weekly) or on the occurrence of certain mandatory tender events. The tendered TOB Floaters are remarketed by a remarketing agent, which is typically an affiliated entity of the Liquidity Provider. If the TOB Floaters cannot be remarketed, the TOB Floaters are purchased by the TOB Trust either from the proceeds of a loan from the Liquidity Provider or from a liquidation of the Fixed Rate Bond.

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Notes to Financial Statements (Cont.)

The TOB Trust may also be collapsed without the consent of a Fund, as the TOB Residual holder, upon the occurrence of certain “tender option termination events” (or “TOTEs”) as defined in the TOB Trust agreements. Such termination events typically include the bankruptcy or default of the Fixed Rate Bond, a substantial downgrade in credit quality of the Fixed Rate Bond, or a judgment or ruling that interest on the Fixed Rate Bond is subject to Federal income taxation. Upon the occurrence of a termination event, the TOB Trust would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the TOB Floater up to par plus accrued interest owed on the TOB Floater and a portion of gain share, if any, with the balance paid out to the TOB Residual holder. In the case of a mandatory termination event (“MTE”), after the payment of fees, the TOB Floater holders would be paid before the TOB Residual holders (i.e., the Funds). In contrast, in the case of a TOTE, after payment of fees, the TOB Floater holders and the TOB Residual holders would be paid pro rata in proportion to the respective face values of their certificates.

Each Fund’s transfer of Fixed Rate Bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Floaters, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds. The Funds account for the transactions described above as secured borrowings by including the Fixed Rate Bonds in their Schedules of Investments, and account for the TOB Floater as a liability under the caption “Payable for tender option bond floating rate certificates” in the Funds’ Statements of Assets and Liabilities. Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by each Fund on an accrual basis and is shown as interest on the Statements of Operations. Interest expense incurred on the secured borrowing is shown as interest expense on the Statements of Operations.

The Funds may also purchase TOB Residuals in a secondary market transaction without transferring a fixed rate municipal bond into a TOB Trust. Such transactions are not accounted for as secured borrowings but rather as a security purchase with the TOB Residual being included in the Schedule of Investments.

In December 2013 regulators finalized rules implementing Section 619 (the “Volcker Rule”) and Section 941 (the “Risk Retention Rules”) of the Dodd-Frank Wall Street Reform and Consumer Protection Act. Both the Volcker Rule and the Risk Retention Rules apply to tender option bond programs and require that such programs be restructured. In particular, these rules preclude banking entities from (i) sponsoring or acquiring interests in the trusts used to hold a municipal bond in the creation of TOB Trusts; and (ii) continuing to service or maintain relationships with existing programs involving TOB Trusts to the same extent and in the same capacity as existing programs.

At this time, the full impact of these rules is not certain; however, in response to these rules, industry participants are continuing to explore various structuring alternatives for both TOB Trusts established after December 31, 2013 and TOB Trusts established prior to December 31, 2013 (“Legacy TOB Trusts”). For example, under a new tender option bond structure, the Funds would hire service providers to assist with establishing, structuring and sponsoring a TOB Trust. Service providers to a TOB Trust, such as administrators, liquidity providers, trustees and remarketing agents would be acting at the direction of, and as agent of, the Funds as the TOB residual holders. This structure is relatively new to the TOB marketplace and it is possible that regulators could take positions that could limit the market for such newly structured TOB Trust transactions or the Funds’ ability to hold TOB Residuals. Because of the important role that tender option bond programs play in the municipal bond market, it is possible that implementation of these rules may adversely impact the municipal bond market and the Funds. For example, as a result of the implementation of these rules, the municipal bond market may experience reduced demand or liquidity and increased financing costs. Under the new TOB Trust structure, the Funds have certain additional duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, legal, regulatory and operational risks.

The Risk Retention Rules took effect in December 2016 and require the sponsor to a TOB Trust to retain at least five percent of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Funds’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

The Funds have restructured their Legacy TOB Trusts in conformity with regulatory guidelines. Under the new TOB Trust structure, the Liquidity Provider or remarketing agent will no longer purchase the tendered TOB Floaters, even in the event of failed remarketing. This may increase the likelihood that a TOB Trust will need to be collapsed and liquidated in order to purchase the tendered TOB Floaters. The TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Floaters. Any loans made by the Liquidity Provider will be secured by the purchased TOB Floaters held by the TOB Trust and will be subject to an increased interest rate based on the number of days the loan is outstanding.

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For the period ended March 31, 2018, the Funds’ average leverage outstanding from the use of TOB transactions and the daily weighted average interest rate, including fees, were as follows:

Fund Name	Average Leverage Outstanding (000s)	Weighted Average Interest Rate
PIMCO California Municipal Bond Fund	$460	1.61%
PIMCO High Yield Municipal Bond Fund	$33,571	1.67%
PIMCO Municipal Bond Fund	$16,342	1.70%
PIMCO New York Municipal Bond Fund	$4,683	1.75%

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

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Notes to Financial Statements (Cont.)

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect a Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying a Fund’s investment policies and restrictions, swap agreements are generally valued by a Fund at market value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure

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value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Asset Swap Agreements  convert the cash flows from an underlying security from fixed coupon to floating coupon, floating coupon to fixed coupon, or from one currency to another. The terms and conditions of the asset swap are the same as for an interest rate swap. However, an asset swap is unique in that one interest payment is tied to cash flows from an investment, such as corporate bonds or sovereign issues. The other payment is typically tied to an alternative index, such as a floating rate or a rate denominated in a different currency.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities

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Notes to Financial Statements (Cont.)

in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund	PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund	PIMCO Unconstrained Tax Managed Bond Fund
New/Small Fund	—	X	—	—	—	X	—	—	—
Interest Rate	X	X	X	X	X	X	X	X	X
Call	X	X	X	X	X	X	X	X	X
Credit	X	X	X	X	X	X	X	X	X
High Yield	X	X	X	X	X	X	X	—	X

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Risks	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund	PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund	PIMCO Unconstrained Tax Managed Bond Fund
Market	X	X	X	X	X	X	X	X	X
Issuer	X	X	X	X	X	X	X	X	X
Liquidity	X	X	X	X	X	X	X	X	X
Derivatives	X	X	X	X	X	X	X	X	X
Equity	X	X	X	X	X	X	X	X	X
Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X	X	X	X
Foreign (Non-U.S.) Investment	—	—	—	—	—	—	—	—	X
Emerging Markets	—	—	—	—	—	—	—	—	X
Sovereign Debt Risk	—	—	—	—	—	—	—	—	X
Currency	—	—	—	—	—	—	—	—	X
Issuer Non-Diversification	—	X	—	—	—	—	X	—	—
Leveraging	X	X	X	X	X	X	X	X	X
Management	X	X	X	X	X	X	X	X	X
Municipal Bond	X	X	X	X	X	X	X	X	X
California State-Specific	X	X	X	X	X	X	—	X	X
New York State-Specific	—	—	—	X	X	X	X	X	X
Municipal Project-Specific	X	X	X	X	X	X	X	X	X
Short Exposure	X	X	X	X	X	X	X	X	X

Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

New/Small Fund Risk  is the risk that a new or smaller Fund’s performance may not represent how a Fund is expected to or may perform in the long term. In addition, new Funds have limited operating histories for investors to evaluate and new and smaller Funds may not attract sufficient assets to achieve investment and trading efficiencies.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”)

are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events

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Notes to Financial Statements (Cont.)

than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. A Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with a Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and a Fund’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Issuer Non-Diversification Risk  is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Leveraging Risk  is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing a Fund. There is no guarantee that the investment objective of a Fund will be achieved.

Municipal Bond Risk  is the risk that a Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of Municipal Bonds to pay interest or repay principal.

California State-Specific Risk  is the risk that by concentrating its investments in California Municipal Bonds, a Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal.

New York State-Specific Risk  is the risk that by concentrating its investments in New York Municipal Bonds, a Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal.

Municipal Project-Specific Risk  is the risk that a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

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Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to a Fund.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”)

govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”)

ANNUAL REPORT	MARCH 31, 2018	101

Notes to Financial Statements (Cont.)

govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class P	Class A	Class C
PIMCO California Intermediate Municipal Bond Fund	0.225%	0.22%	0.32%	0.30%	0.30%
PIMCO California Municipal Bond Fund	0.21%	0.23%	0.33%	0.33%	0.33%
PIMCO California Short Duration Municipal Income Fund	0.18%	0.15%	0.25%	0.30%	N/A
PIMCO High Yield Municipal Bond Fund	0.30%	0.25%	0.35%	0.30%	0.30%
PIMCO Municipal Bond Fund	0.20%	0.24%	0.34%	0.30%	0.30%
PIMCO National Intermediate Municipal Bond Fund	0.22%	0.23%	0.33%	0.33%	0.33%
PIMCO New York Municipal Bond Fund	0.225%	0.22%	0.32%	0.30%	0.30%
PIMCO Short Duration Municipal Income Fund	0.18%	0.15%	0.25%	0.30%	0.30%
PIMCO Unconstrained Tax Managed Bond Fund	0.40%	0.30%	0.40%	0.45%	0.45%

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class C
PIMCO Short Duration Municipal Income Fund	0.30%	0.25%
PIMCO Municipal Bond Fund and PIMCO National Intermediate Municipal Bond Fund	0.50%	0.25%
All other Funds	0.75%	0.25%

102	PIMCO TAX-EFFICIENT STRATEGY FUNDS

March 31, 2018

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended March 31, 2018, the Distributor retained $8,573,595 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000 and each other committee chair receives an additional annual retainer of $4,500. Each Trustee, other than the Trustees affiliated with PIMCO, or its affiliates, receives $775 for each Valuation Oversight Committee meeting attended. In addition, the Valuation Oversight Committee co-leads together receive an additional retainer of $11,500, which amount is divided evenly among the co-leads so that each individually receives an additional annual retainer of $5,750. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. At March 31, 2018, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2018, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Fund Name	Purchases	Sales
PIMCO California Intermediate Municipal Bond Fund	$886	$0
PIMCO California Municipal Bond Fund	103	43
PIMCO High Yield Municipal Bond Fund	24,255	8,288
PIMCO Municipal Bond Fund	4,090	18,265
PIMCO New York Municipal Bond Fund	3,183	1,350
PIMCO Short Duration Municipal Income Fund	2,831	0
PIMCO Unconstrained Tax Managed Bond Fund	0	2,785

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety

ANNUAL REPORT	MARCH 31, 2018	103

Notes to Financial Statements (Cont.)

of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2018, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO California Intermediate Municipal Bond Fund	$0	$0	$37,087	$18,841
PIMCO California Municipal Bond Fund	0	0	7,267	5,694
PIMCO California Short Duration Municipal Income Fund	0	0	78,273	74,099
PIMCO High Yield Municipal Bond Fund	0	0	920,369	633,076
PIMCO Municipal Bond Fund	0	0	483,980	416,427
PIMCO National Intermediate Municipal Bond Fund	0	0	21,462	14,397
PIMCO New York Municipal Bond Fund	0	0	87,916	50,294
PIMCO Short Duration Municipal Income Fund	0	0	85,147	104,274
PIMCO Unconstrained Tax Managed Bond Fund	115,523	114,187	49,242	75,746

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO California Intermediate Municipal Bond Fund						PIMCO California Municipal Bond Fund
	Year Ended 03/31/2018				Year Ended 03/31/2017		Year Ended 03/31/2018				Year Ended 03/31/2017
	Shares		Amount		Shares	Amount	Shares		Amount		Shares	Amount
Receipts for shares sold
Institutional Class	2,673		$26,104		2,140	$20,911	252		$2,714		111	$1,199
Class P	2,117		20,682		1,796	17,870	30		330		128	1,419
Administrative Class	0		0		0	0	0		0		0	0
Class D	63		621		156	1,527	24		256		60	659
Class A	2,436	(a)	23,782	(a)	3,263	32,265	303	(b)	3,240	(b)	332	3,625
Class C	106		1,032		332	3,305	6		55		99	1,078
Issued as reinvestment of distributions
Institutional Class	87		852		113	1,118	10		111		12	125
Class P	72		706		55	546	2		20		2	24
Administrative Class	0		0		0	0	0		0		0	0
Class D	6		62		6	60	2		22		2	22
Class A	92		896		79	782	16		176		15	166
Class C	13		125		14	133	3		37		4	46
Cost of shares redeemed
Institutional Class	(1,143)		(11,157)		(3,095)	(30,305)	(117)		(1,259)		(208)	(2,213)
Class P	(1,957)		(19,048)		(545)	(5,361)	(47)		(510)		(106)	(1,153)
Administrative Class	0		0		0	0	0		0		0	0
Class D	(384	)(a)	(3,708	)(a)	(108)	(1,074)	(101	)(b)	(1,073	)(b)	(39)	(420)
Class A	(2,020)		(19,725)		(2,996)	(29,390)	(82)		(877)		(309)	(3,331)
Class C	(285)		(2,781)		(392)	(3,829)	(47)		(502)		(112)	(1,201)
Net increase (decrease) resulting from Fund share transactions	1,876		$18,443		818	$8,558	254		$2,740		(9)	$45

104	PIMCO TAX-EFFICIENT STRATEGY FUNDS

March 31, 2018

	PIMCO California Short Duration Municipal Income Fund						PIMCO High Yield Municipal Bond Fund
	Year Ended 03/31/2018				Year Ended 03/31/2017		Year Ended 03/31/2018				Year Ended 03/31/2017
	Shares		Amount		Shares	Amount	Shares		Amount		Shares	Amount
Receipts for shares sold
Institutional Class	6,880		$67,967		9,367	$92,650	39,718		$357,183		38,516	$346,051
Class P	352		3,476		714	7,092	7,381		66,552		8,511	76,458
Administrative Class	0		0		0	0	0		0		0	0
Class D	259		2,561		55	548	5,786		52,088		8,323	74,804
Class A	1,666	(c)	16,422	(c)	1,350	13,395	28,364	(d)	255,324	(d)	20,769	187,530
Class C	0	(j)	0	(j)	71	703	1,433		12,910		2,443	22,133
Issued as reinvestment of distributions
Institutional Class	109		1,079		85	838	1,587		14,286		1,160	10,450
Class P	14		134		10	99	289		2,601		312	2,808
Administrative Class	0		0		0	0	0		0		0	0
Class D	2		22		2	16	165		1,485		198	1,780
Class A	29		289		21	204	1,208		10,873		884	7,915
Class C	0	(j)	2	(j)	1	5	232		2,089		242	2,168
Cost of shares redeemed
Institutional Class	(6,096)		(60,208)		(8,915)	(87,999)	(30,679)		(276,332)		(45,612)	(413,743)
Class P	(299)		(2,950)		(1,763)	(17,495)	(3,566)		(32,092)		(9,518)	(85,519)
Administrative Class	0		0		0	0	0		0		0	0
Class D	(508	)(c)	(5,013	)(c)	(141)	(1,402)	(9,961	)(d)	(89,453	)(d)	(9,924)	(89,032)
Class A	(1,731)		(17,051)		(2,015)	(19,933)	(11,016)		(99,186)		(15,670)	(138,998)
Class C	(260	)(j)	(2,576	)(j)	(52)	(516)	(2,765)		(24,836)		(2,772)	(24,511)
Net increase (decrease) resulting from Fund share transactions	417		$4,154		(1,210)	$(11,795)	28,176		$253,492		(2,138)	$(19,706)

ANNUAL REPORT	MARCH 31, 2018	105

Notes to Financial Statements (Cont.)

	PIMCO Municipal Bond Fund								PIMCO National Intermediate Municipal Bond Fund
	Year Ended 03/31/2018				Year Ended 03/31/2017				Year Ended 03/31/2018				Year Ended 03/31/2017
	Shares		Amount		Shares		Amount		Shares		Amount		Shares	Amount
Receipts for shares sold
Institutional Class	6,158		$60,489		4,942		$47,996		746		$7,846		787	$8,118
Class P	5,707		56,059		6,518		64,167		841		8,845		879	9,276
Administrative Class	0		0		22	(k)	224	(k)	0		0		0	0
Class D	643		6,341		1,141		11,413		40		420		47	513
Class A	8,977	(e)	87,904	(e)	9,335		92,232		963	(f)	10,142	(f)	1,743	18,371
Class C	622		6,114		2,075		20,550		54		552		178	1,917
Issued as reinvestment of distributions
Institutional Class	592		5,803		539		5,311		41		428		41	430
Class P	319		3,132		269		2,651		42		445		33	348
Administrative Class	0		0		1	(k)	6	(k)	0		0		0	0
Class D	30		290		35		347		3		31		5	49
Class A	830		8,135		784		7,727		48		509		38	396
Class C	214		2,097		250		2,465		6		68		8	81
Cost of shares redeemed
Institutional Class	(3,061)		(30,028)		(6,344)		(61,573)		(169)		(1,786)		(1,690)	(17,473)
Class P	(3,943)		(38,595)		(6,765)		(65,938)		(489)		(5,149)		(700)	(7,312)
Administrative Class	0		0		(44	)(k)	(441	)(k)	0		0		0	0
Class D	(1,773	)(e)	(17,341	)(e)	(1,337)		(13,289)		(241	)(f)	(2,519	)(f)	(115)	(1,199)
Class A	(5,923)		(58,038)		(10,925)		(106,612)		(853)		(8,991)		(1,090)	(11,407)
Class C	(3,548)		(34,603)		(3,224)		(31,325)		(155)		(1,634)		(216)	(2,251)
Net increase (decrease) resulting from Fund share transactions	5,844		$57,759		(2,728)		$(24,089)		877		$9,207		(52)	$(143)

106	PIMCO TAX-EFFICIENT STRATEGY FUNDS

March 31, 2018

PIMCO New York Municipal Bond Fund						PIMCO Short Duration Municipal Income Fund								PIMCO Unconstrained Tax Managed Bond Fund
Year Ended 03/31/2018				Year Ended 03/31/2017		Year Ended 03/31/2018				Year Ended 03/31/2017				Year Ended 03/31/2018				Year Ended 03/31/2017
Shares		Amount		Shares	Amount	Shares		Amount		Shares		Amount		Shares		Amount		Shares	Amount

2,000		$22,447		926	$10,547	3,865		$32,458		5,847		$49,117		2,375		$25,271		924	$9,385
486		5,486		400	4,543	2,538		21,365		3,884		32,735		919		9,728		286	2,886
0		0		0	0	0		0		0	(k)	0	(k)	0		0		0	0
234		2,631		104	1,185	119		1,004		237		1,997		295		3,134		165	1,665
6,176	(g)	69,212	(g)	5,210	59,206	5,207	(h)	43,841	(h)	11,025		93,106		1,617	(i)	17,159	(i)	1,829	18,643
407		4,570		683	7,836	125		1,054		284		2,381		16		178		22	227

151		1,698		166	1,881	103		861		76		640		195		2,077		174	1,772
35		390		25	285	40		339		74		624		38		408		48	482
0		0		0	0	0		0		0	(k)	0	(k)	0		0		0	0
28		312		34	390	2		14		2		20		19		202		26	266
285		3,195		237	2,690	125		1,050		108		908		106		1,127		38	386
31		348		32	358	7		60		7		58		12		123		7	67

(1,335)		(14,979)		(1,528)	(17,124)	(2,520)		(21,177)		(6,682)		(56,127)		(5,996)		(64,101)		(2,467)	(24,832)
(380)		(4,266)		(202)	(2,260)	(3,676)		(30,980)		(8,253)		(69,104)		(172)		(1,832)		(3,543)	(35,656)
0		0		0	0	0		0		(1	)(k)	(6	)(k)	0		0		0	0
(1,313	)(g)	(14,604	)(g)	(265)	(2,987)	(387	)(h)	(3,247	)(h)	(263)		(2,211)		(821	)(i)	(8,724	)(i)	(1,342)	(13,598)
(2,306)		(25,893)		(3,063)	(34,237)	(5,910)		(49,727)		(12,640)		(106,311)		(1,246)		(13,229)		(1,441)	(14,612)
(551)		(6,190)		(341)	(3,828)	(575)		(4,836)		(643)		(5,399)		(131)		(1,394)		(310)	(3,118)
3,948		$44,357		2,418	$28,485	(937)		$(7,921)		(6,938)		$(57,572)		(2,774)		$(29,873)		(5,584)	$(56,037)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	On March 23, 2018, 341 Class D shares in the amount of $3,279 converted into Class A shares of the Fund.
(b)	On March 23, 2018, 75 Class D shares in the amount of $797 converted into Class A shares of the Fund.
(c)	On March 23, 2018, 215 Class D shares in the amount of $2,109 converted into Class A shares of the Fund.
(d)	On March 23, 2018, 5,827 Class D shares in the amount of $52,241 converted into Class A shares of the Fund.
(e)	On March 23, 2018, 963 Class D shares in the amount of $9,356 converted into Class A shares of the Fund.
(f)	On March 23, 2018, 148 Class D shares in the amount of $1,542 converted into Class A shares of the Fund.
(g)	On March 23, 2018, 1,003 Class D shares in the amount of $11,113 converted into Class A shares of the Fund.
(h)	On March 23, 2018, 105 Class D shares in the amount of $876 converted into Class A shares of the Fund.
(i)	On March 23, 2018, 438 Class D shares in the amount of $4,647 converted into Class A shares of the Fund.
(j)	Class C Shares liquidated at the close of business on July 28, 2017.
(k)	Administrative Class Shares liquidated at the close of business on October 28, 2016.

The following table discloses the number of shareholders that own 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, for the period ended March 31, 2018. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares
	Non Related Parties	Related Parties	Non Related Parties	Related Parties
PIMCO California Intermediate Municipal Bond Fund	1	0	16%	0%

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

ANNUAL REPORT	MARCH 31, 2018	107

Notes to Financial Statements (Cont.)

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2018, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of March 31, 2018, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Tax Exempt Income	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)
PIMCO California Intermediate Municipal Bond Fund	$363	$0	$0	$3,454	$(67)	$(2,376)	$0	$0
PIMCO California Municipal Bond Fund	4	0	0	331	(1)	(193)	0	0
PIMCO California Short Duration Municipal Income Fund	236	0	0	(244)	(6)	(4,711)	0	0
PIMCO High Yield Municipal Bond Fund	2,264	0	0	32,462	(516)	(3,684)	0	0
PIMCO Municipal Bond Fund	3,567	0	0	35,601	(269)	(18,126)	0	0
PIMCO National Intermediate Municipal Bond Fund	2	0	0	1,498	(1)	(1,347)	0	0
PIMCO New York Municipal Bond Fund	55	0	0	6,945	(19)	(2,304)	0	0
PIMCO Short Duration Municipal Income Fund	596	0	0	33	(11)	(8,494)	0	0
PIMCO Unconstrained Tax Managed Bond Fund	622	0	0	8,361	(13)	(11,958)	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, sale/buyback transactions, inverse floater transactions, straddle loss deferrals, and Lehman securities.

(3)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for distributions payable at fiscal year-end and organizational costs.

(4)	Capital losses available to offset future net capital gains expire in varying amounts as shown below.
(5)	Capital losses realized during the period November 1, 2017 through March 31, 2018 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2017 through March 31, 2018 which the Funds elected to defer to the following taxable year pursuant to income tax regulations.

The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

As of March 31, 2018, the Funds had accumulated capital losses expiring in the following year (amounts in thousands†).

Expiration of Accumulated Capital Losses
03/31/2019
PIMCO California Intermediate Municipal Bond Fund	$397
PIMCO California Municipal Bond Fund	0
PIMCO California Short Duration Municipal Income Fund	81
PIMCO High Yield Municipal Bond Fund	941
PIMCO Municipal Bond Fund	2,823
PIMCO National Intermediate Municipal Bond Fund	0
PIMCO New York Municipal Bond Fund	776
PIMCO Short Duration Municipal Income Fund	55
PIMCO Unconstrained Tax Managed Bond Fund	1,279

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considereed all short-term under previous law.

108	PIMCO TAX-EFFICIENT STRATEGY FUNDS

March 31, 2018

As of March 31, 2018, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term
PIMCO California Intermediate Municipal Bond Fund	$1,979	$0
PIMCO California Municipal Bond Fund	193	0
PIMCO California Short Duration Municipal Income Fund	4,436	194
PIMCO High Yield Municipal Bond Fund	2,743	0
PIMCO Municipal Bond Fund	14,009	1,294
PIMCO National Intermediate Municipal Bond Fund	1,026	321
PIMCO New York Municipal Bond Fund	1,528	0
PIMCO Short Duration Municipal Income Fund	7,239	1,200
PIMCO Unconstrained Tax Managed Bond Fund	10,679	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of March 31, 2018, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)
PIMCO California Intermediate Municipal Bond Fund	$141,742	$3,939	$(486)	$3,453
PIMCO California Municipal Bond Fund	15,882	407	(73)	334
PIMCO California Short Duration Municipal Income Fund	132,969	283	(528)	(245)
PIMCO High Yield Municipal Bond Fund	1,043,400	46,016	(13,507)	32,509
PIMCO Municipal Bond Fund	721,021	37,228	(1,606)	35,622
PIMCO National Intermediate Municipal Bond Fund	69,092	1,587	(88)	1,499
PIMCO New York Municipal Bond Fund	235,370	8,030	(1,081)	6,949
PIMCO Short Duration Municipal Income Fund	178,529	492	(459)	33
PIMCO Unconstrained Tax Managed Bond Fund	83,959	10,266	(1,904)	8,362

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) on investments are attributable to open wash sale loss deferrals, unrealized gain or loss on certain futures, and forward contracts, realized and unrealized gain (loss) swap contracts, inverse floater transactions, sale/buyback transactions, straddle loss deferrals, and Lehman securities.

For the fiscal years ended March 31, 2018 and March 31, 2017, respectively, the Funds made the following tax basis distributions (amounts in thousands†):

	March 31, 2018				March 31, 2017
	Tax-Exempt Income Distributions	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Tax-Exempt Income Distributions	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)
PIMCO California Intermediate Municipal Bond Fund	$3,045	$142	$0	$0	$2,958	$88	$0	$0
PIMCO California Municipal Bond Fund	352	17	0	0	371	13	0	0
PIMCO California Short Duration Municipal Income Fund	1,457	129	0	0	1,192	80	0	0
PIMCO High Yield Municipal Bond Fund	31,791	5,555	0	0	28,483	1,984	0	0
PIMCO Municipal Bond Fund	18,692	3,747	0	0	20,584	756	0	0
PIMCO National Intermediate Municipal Bond Fund	1,445	67	0	0	1,331	44	0	0
PIMCO New York Municipal Bond Fund	5,996	259	0	0	5,714	166	0	0
PIMCO Short Duration Municipal Income Fund	2,407	158	0	0	2,379	126	0	0
PIMCO Unconstrained Tax Managed Bond Fund	3,694	403	0	0	205	2,972	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

16. SUBSEQUENT EVENTS

On February 13, 2018, the Board approved a proposal to change the name of Class P for all Funds of the Trust that offer such class to I-2. The name change occurred on April 27, 2018.

On May 15, 2018, the Board approved a proposal to change the name of the PIMCO Unconstrained Tax Managed Bond Fund to PIMCO Strategic Bond Fund. The name change is expected to be effective on July 30, 2018.

There were no other subsequent events identified that require recognition or disclosure.

ANNUAL REPORT	MARCH 31, 2018	109

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO California Intermediate Municipal Bond Fund, PIMCO California Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund, PIMCO New York Municipal Bond Fund, PIMCO Short Duration Municipal Income Fund and PIMCO Unconstrained Tax Managed Bond Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PIMCO California Intermediate Municipal Bond Fund, PIMCO California Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund, PIMCO New York Municipal Bond Fund, PIMCO Short Duration Municipal Income Fund and PIMCO Unconstrained Tax Managed Bond Fund (nine of the funds constituting PIMCO Funds, hereafter collectively referred to as the “Funds”) as of March 31, 2018, the related statements of operations for the year ended March 31, 2018, the statements of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2018 and each of the financial highlights for each of the five years in the period ended March 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 24, 2018

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

110	PIMCO TAX-EFFICIENT STRATEGY FUNDS

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FBF	Credit Suisse International	MSB	Morgan Stanley Bank, N.A
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	MYC	Morgan Stanley Capital Services, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co.	SCX	Standard Chartered Bank
BSN	Bank of Nova Scotia	GST	Goldman Sachs International	SOG	Societe Generale
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	JPM	JP Morgan Chase Bank N.A.

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	RUB	Russian Ruble
AUD	Australian Dollar	INR	Indian Rupee	SGD	Singapore Dollar
BRL	Brazilian Real	JPY	Japanese Yen	TRY	Turkish New Lira
CAD	Canadian Dollar	KRW	South Korean Won	TWD	Taiwanese Dollar
EGP	Egyptian Pound	MXN	Mexican Peso	USD (or $)	United States Dollar
EUR	Euro

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	EUR003M	3 Month EUR Swap Rate	MBIA	Municipal Bond Investors Assurance
ABX.HE	Asset-Backed Securities Index - Home Equity	FNMA	Federal National Mortgage Association	MCDX	Municipal Bond Credit Derivative Index
CMBX	Commercial Mortgage-Backed Index	GNMA	Government National Mortgage Association	US0001M	1 Month USD Swap Rate
CR	Custodial Receipts	LIBOR01M	1 Month USD-LIBOR	US0003M	3 Month USD Swap Rate

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	BHAC	Berkshire Hathaway Assurance Corporation	FHLMC	Federal Home Loan Mortgage Corp.
AGM	Assured Guaranty Municipal	CM	California Mortgage Insurance	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
BAM	Build America Mutual Assurance

Other Abbreviations:
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BTP	Buoni del Tesoro Poliennali	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles
DAC	Designated Activity Company	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

ANNUAL REPORT	MARCH 31, 2018	111

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Funds’ dividend distribution that qualifies under tax law. The percentage of the following Funds’ Fiscal 2018 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below:

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2018 was designated as ‘qualified dividend income’ as defined in the Act subject to reduced tax rates in 2018:

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s† )	Qualified Short-Term Capital Gain (000s†)
PIMCO California Intermediate Municipal Bond Fund	0.00%	0.00%	$3,187	$0
PIMCO California Municipal Bond Fund	0.00%	0.00%	369	0
PIMCO California Short Duration Municipal Income Fund	0.00%	0.00%	1,586	0
PIMCO High Yield Municipal Bond Fund	0.00%	0.00%	37,346	0
PIMCO Municipal Bond Fund	0.00%	0.00%	22,439	0
PIMCO National Intermediate Municipal Bond Fund	0.00%	0.00%	1,511	0
PIMCO New York Municipal Bond Fund	0.00%	0.00%	6,255	0
PIMCO Short Duration Municipal Income Fund	0.00%	0.00%	2,564	0
PIMCO Unconstrained Tax Managed Bond Fund	0.00%	0.00%	4,097	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2019, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2018.

112	PIMCO TAX-EFFICIENT STRATEGY FUNDS

Management of the Trust

(Unaudited)

The charts below identify the Trustees and executive officers of the Trust. Unless otherwise indicated, the address of all persons below is 650 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call PIMCO at (888) 87-PIMCO or visit the Funds’ website at www.pimco.com.

Name, Year of Birth and Position Held with Trust*	Term of Office and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Public Company and Investment Company Directorships Held by Trustee During the Past 5 Years

Interested Trustees[1]

Brent R. Harris (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO. Formerly, member of Executive Committee, PIMCO.	162	Chairman and Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors, Investment Company Institute.

Peter G. Strelow (1970) Trustee	05/2017 to present	Managing Director and Co-Chief Operating Officer, PIMCO. Formerly, Chief Administrative Officer, PIMCO.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

Independent Trustees

George E. Borst (1948) Trustee	04/2015 to present	Executive Advisor, McKinsey & Company (since 10/14); Formerly, Executive Advisor, Toyota Financial Services (10/13-12/14); and CEO, Toyota Financial Services (1/01-9/13).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, MarineMax Inc.

Jennifer Holden Dunbar (1963) Trustee	04/2015 to present	Managing Director, Dunbar Partners, LLC (business consulting and investments). Formerly, Partner, Leonard Green & Partners, L.P.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT; Director, PS Business Parks; Director, Big 5 Sporting Goods Corporation.

Kym M. Hubbard (1957) Trustee	02/2017 to present	Formerly, Global Head of Investments, Chief Investment Officer and Treasurer, Ernst & Young.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, State Auto Financial Corporation.

Gary F. Kennedy (1955) Trustee	04/2015 to present	Formerly, Senior Vice President, General Counsel and Chief Compliance Officer, American Airlines and AMR Corporation (now American Airlines Group) (1/03-1/14).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

Peter B. McCarthy (1950) Trustee	04/2015 to present	Formerly, Assistant Secretary and Chief Financial Officer, United States Department of Treasury; Deputy Managing Director, Institute of International Finance.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Ronald C. Parker (1951) Lead Independent Trustee	07/2009 to present Lead Independent Trustee - 02/2017 to present	Director of Roseburg Forest Products Company. Formerly, Chairman of the Board, The Ford Family Foundation; and President, Chief Executive Officer, Hampton Affiliates (forestry products).	162	Lead Independent Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Trustee, PIMCO Equity Series and PIMCO Equity Series VIT.

*	Unless otherwise noted, the information for the individuals listed is as of March 31, 2018.
[1]	Mr. Harris and Mr. Strelow are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.
†	Trustees serve until their successors are duly elected and qualified.

ANNUAL REPORT	MARCH 31, 2018	113

Management of the Trust (Cont.)

Executive Officers

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*

Peter G. Strelow (1970) President	01/2015 to present Senior Vice President 11/2013 to 01/2015 Vice President 05/2008 to 11/2013	Managing Director and Co-Chief Operating Officer, PIMCO. President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Chief Administrative Officer, PIMCO.

David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Chief Legal Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management of America L.P.

Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Managing Director and Chief Compliance Officer, PIMCO. Chief Compliance Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Brent R. Harris (1959) Senior Vice President	01/2015 to present President 03/2009 to 01/2015	Managing Director, PIMCO. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, member of Executive Committee, PIMCO.

Joshua D. Ratner (1976)** Vice President - Senior Counsel, Secretary	11/2013 to present Assistant Secretary 10/2007 to 01/2011	Executive Vice President and Deputy General Counsel, PIMCO. Chief Legal Officer, PIMCO Investments LLC. Vice President - Senior Counsel, Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Vice President, Secretary and Chief Legal Officer, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Ryan G. Leshaw (1980) Assistant Secretary	05/2012 to present	Senior Vice President and Senior Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Associate, Willkie Farr & Gallagher LLP.

Wu-Kwan Kit (1981) Assistant Secretary	08/2017 to present	Vice President and Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Assistant General Counsel, VanEck Associates Corp.

Stacie D. Anctil (1969) Vice President	05/2015 to present Assistant Treasurer 11/2003 to 05/2015	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

William G. Galipeau (1974) Vice President	11/2013 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Eric D. Johnson (1970)** Vice President	05/2011 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Bijal Y. Parikh (1978) Vice President	02/2017 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Greggory S. Wolf (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Trent W. Walker (1974) Treasurer	11/2013 to present Assistant Treasurer 05/2007 to 11/2013	Executive Vice President, PIMCO. Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Executive Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Colleen D. Miller (1980)** Assistant Treasurer	02/2017 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Vice President Cohen & Steers Capital Management.

Christopher M. Morin (1980) Assistant Treasurer	08/2016 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

114	PIMCO TAX-EFFICIENT STRATEGY FUNDS

(Unaudited)

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*

Jason J. Nagler (1982)** Assistant Treasurer	05/2015 to present	Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Head of Mutual Fund Reporting, GMO and Assistant Treasurer, GMO Trust and GMO Series Trust Funds.

*

The term “PIMCO-Sponsored Closed-End Funds” as used herein includes: PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund Inc., PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO Dynamic Credit and Mortgage Income Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II and PIMCO Strategic Income Fund, Inc.; the term “PIMCO-Sponsored Interval Funds” as used herein includes: PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund.

**	The address of these officers is Pacific Investment Management Company LLC, 1633 Broadway, New York, New York 10019.

ANNUAL REPORT	MARCH 31, 2018	115

Privacy Policy1

The Funds2,3 consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ non-public personal information. The Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

OBTAINING PERSONAL INFORMATION

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers or sub-advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial advisor or consultant, and/or from information captured on applicable websites.

RESPECTING YOUR PRIVACY

As a matter of policy, the Funds do not disclose any non-public personal information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds or their affiliates may also retain non-affiliated companies to market Fund shares or products which use Fund shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm and/or financial advisor or consultant.

SHARING INFORMATION WITH THIRD PARTIES

The Funds reserve the right to disclose or report personal or account information to non-affiliated third parties in limited circumstances where the Funds believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect their rights or property, or upon reasonable request by any fund advised by PIMCO in which a shareholder has invested. In addition, the Funds may disclose information about a shareholder or a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

SHARING INFORMATION WITH AFFILIATES

The Funds may share shareholder information with their affiliates in connection with servicing shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, distributors or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds may share may include, for example, a shareholder’s participation in the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transactions with a shareholder, information captured on applicable websites, or other data about a shareholder’s accounts, subject to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

PROCEDURES TO SAFEGUARD PRIVATE INFORMATION

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

INFORMATION COLLECTED FROM WEBSITES

Websites maintained by the Funds or their service providers may use a variety of technologies to collect information that help the Funds and their service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. In addition, the Funds or their Service Affiliates may use third parties to place advertisements for the Funds on other websites, including banner advertisements. Such third parties may collect anonymous information through the use of cookies or action tags (such as web beacons). The information these third parties collect is generally limited to technical and web navigation information, such as your IP address, web pages visited and browser type, and does not include personally identifiable information such as name, address, phone number or email address. If you are a registered user of the Funds’ website, the Funds or their service providers or third party firms engaged by the Funds or their service providers may collect or share

116	PIMCO TAX-EFFICIENT STRATEGY FUNDS

(Unaudited)

information submitted by you, which may include personally identifiable information. This information can be useful to the Funds when assessing and offering services and website features. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. The Funds do not look for web browser “do not track” requests.

CHANGES TO THE PRIVACY POLICY

From time to time, the Funds may update or revise this privacy policy. If there are changes to the terms of this privacy policy, documents containing the revised policy on the relevant website will be updated.

1 Amended as of February 14, 2017.

2 PIMCO Investments LLC (“PI”) serves as the Funds’ distributor. This Privacy Policy applies to the activities of PI to the extent that PI regularly effects or engages in transactions with or for a Fund shareholder who is the record owner of such shares. For purposes of this Privacy Policy, references to “the Funds” shall include PI when acting in this capacity.

3 When distributing this Policy, a Fund may combine the distribution with any similar distribution of its investment adviser’s privacy policy. The distributed, combined policy may be written in the first person (i.e., by using “we” instead of “the Funds”).

ANNUAL REPORT	MARCH 31, 2018	117

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, Class P, Administrative Class

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

DST Asset Manager Solutions, Inc.

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF3009AR_033118

PIMCO Funds

Annual Report

March 31, 2018

Private Account Portfolio Series

PIMCO Asset-Backed Securities Portfolio

PIMCO Emerging Markets Portfolio

PIMCO High Yield Portfolio

PIMCO Investment Grade Corporate Portfolio

PIMCO Long Duration Corporate Bond Portfolio

PIMCO Low Duration Portfolio

PIMCO Moderate Duration Portfolio

PIMCO Mortgage Portfolio

PIMCO Municipal Sector Portfolio

PIMCO Real Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Short-Term Floating NAV Portfolio II

PIMCO U.S. Government Sector Portfolio

PIMCO International Portfolio

PIMCO Short Asset Portfolio

PIMCO Short-Term Floating NAV Portfolio III

		Page

Chairman’s Letter		2
Important Information About the Portfolios		4
Expense Examples		22
Benchmark Descriptions		23
Financial Highlights		24
Statements of Assets and Liabilities		28
Consolidated Statements of Assets and Liabilities		30
Statements of Operations		31
Consolidated Statements of Operations		34
Statements of Changes in Net Assets		35
Consolidated Statements of Changes in Net Assets		39
Statements of Cash Flows		40
Notes to Financial Statements		186
Report of Independent Registered Public Accounting Firm		213
Glossary		214
Federal Income Tax Information		216
Management of the Trust		217
Privacy Policy		220

Portfolio	Portfolio Summary	Schedule of Investments

PIMCO Asset-Backed Securities Portfolio	6	41
PIMCO Emerging Markets Portfolio	7	53
PIMCO High Yield Portfolio	8	61
PIMCO Investment Grade Corporate Portfolio	9	71
PIMCO Long Duration Corporate Bond Portfolio	10	81
PIMCO Low Duration Portfolio	11	103
PIMCO Moderate Duration Portfolio	12	110
PIMCO Mortgage Portfolio	13	119
PIMCO Municipal Sector Portfolio	14	133
PIMCO Real Return Portfolio	15	136
PIMCO Short-Term Portfolio	16	141
PIMCO Short-Term Floating NAV Portfolio II	17	150
PIMCO U.S. Government Sector Portfolio	18	154
PIMCO International Portfolio(1)	19	159
PIMCO Short Asset Portfolio(1)*	20	167
PIMCO Short-Term Floating NAV Portfolio III(1)	21	178

(1)	Consolidated Schedule of Investments

*	Prior to December 1, 2017, the PIMCO Short Asset Portfolio was named the PIMCO Short-Term Floating NAV Portfolio IV.

Chairman’s Letter

Dear Shareholder,

Following is the Annual Report for the PIMCO Private Account Portfolio Series (the “Portfolios”), which covers the 12-month reporting period ended March 31, 2018. On the subsequent pages you will find specific details regarding investment results and a discussion of factors that most affected performance over the reporting period.

For the 12-month reporting period ended March 31, 2018

The U.S. economy continued to expand during the reporting period. Looking back, U.S. gross domestic product (GDP) expanded at an annual pace of 3.1%, 3.2% and 2.9% during the second, third and fourth quarters of 2017, respectively. The Commerce Department’s initial reading — released after the reporting period had ended — showed that first quarter 2018 GDP grew at an annual pace of 2.3%.

The Federal Reserve (Fed) continued to normalize monetary policy during the reporting period. After raising interest rates in March and June 2017, the Fed again raised rates in December, moving the federal funds rate up to a range between 1.25% and 1.50%. In addition, in October 2017, the Fed started to reduce its balance sheet. Finally, at its March 2018 meeting, the Fed again increased rates to a range between 1.50% and 1.75%. The Fed also indicated that it expected to make two additional rate hikes in 2018, although this will be data-dependent.

Economic activity outside the U.S. also accelerated during the reporting period. Regardless, the European Central Bank (ECB) and Bank of Japan maintained their highly accommodative monetary policies. Other central banks took a more hawkish stance. In November 2017, the Bank of England instituted its first rate hike since 2007, and the Bank of Canada raised rates twice during the reporting period. Meanwhile, the ECB indicated that it may pare back its quantitative easing program in 2018.

The U.S. Treasury yield curve flattened during the reporting period, as short-term rates moved up more than their longer-term counterparts. The increase in rates at the short end of the yield curve was mostly due to Fed interest rate hikes. The yield on the benchmark 10-year U.S. Treasury note was 2.74% at the end of the reporting period, up from 2.40% on March 31, 2017. U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 0.43% over the 12 months ended March 31, 2018. Meanwhile the Bloomberg Barclays U.S. Aggregate Bond Index, a widely used index of U.S. investment grade bonds, returned 1.20% over the period. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, outperformed the broad U.S. market. While there were periods of volatility, they performed well given overall solid investor demand. The ICE BofAML U.S. High Yield Index returned 3.69% over the reporting period, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 3.34% over the reporting period. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 12.99% over the reporting period.

Global equities generally rose over the first 10 months of the period. This rally was driven by a number of factors, including improving global growth, corporate profits that often exceeded expectations and, in the U.S., optimism surrounding the passage of a tax reform bill in December 2017. However, a portion of those gains were given back during the final two months of the period. This was partially due to concerns over less accommodative central bank policies and fears of a trade war. All told, U.S. equities, as represented by the S&P 500 Index, returned 13.99% over the reporting period. Emerging market equities, as measured by the MSCI Emerging Markets Index, returned 24.93% over the period, whereas global equities, as represented by the MSCI World Index, returned 13.59%. Elsewhere, Japanese equities, as represented by the Nikkei 225 Index, returned 15.50% over the reporting period and European equities, as represented by the MSCI Europe Index, returned -0.43%.

Commodity prices fluctuated but generally moved higher during the 12 months ended March 31, 2018. When the reporting period began, crude oil was approximately $51 a barrel. By the end of the period it was roughly $65 a

2	PRIVATE ACCOUNT PORTFOLIO SERIES

barrel. This ascent was driven in part by planned and observed production cuts by OPEC and the collapse in Venezuelan oil production, as well as good global growth maintaining demand. Elsewhere, gold and copper prices also moved higher over the reporting period.

Finally, during the reporting period, there were periods of volatility in the foreign exchange markets, possibly due, at least in part, to signs of improving global growth, decoupling central bank policies, and a number of geopolitical events. The U.S. dollar generally weakened against other major currencies over the reporting period. For example, the U.S. dollar fell 15.05%, 12.16% and 4.55% versus the euro, British pound and Japanese yen, respectively, during the 12 months ended March 31, 2018.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Portfolios investments, please contact your account manager.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds May 24, 2018

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2018	3

Important Information About the Portfolios

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Asset-Backed Securities Portfolio, PIMCO Emerging Markets Portfolio, PIMCO High Yield Portfolio, PIMCO Investment Grade Corporate Portfolio, PIMCO Long Duration Corporate Bond Portfolio, PIMCO Low Duration Portfolio, PIMCO Moderate Duration Portfolio, PIMCO Mortgage Portfolio, PIMCO Municipal Sector Portfolio, PIMCO Real Return Portfolio, PIMCO Short-Term Portfolio, PIMCO Short-Term Floating NAV Portfolio II, PIMCO U.S. Government Sector Portfolio, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III (each a “Portfolio” and collectively, the “Portfolios”).

We believe that bond portfolios have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond portfolios, and fixed income securities and other instruments held by a Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolios may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond portfolios and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Portfolio’s performance or cause a Portfolio to incur losses. As a result, a Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Portfolio.

The Portfolios may be subject to various risks as described in each Portfolio’s Offering Memorandum and in the Principal Risks in the Notes to the Financial Statements.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On each individual Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Each Portfolio measures its performance against at least one broad-based securities market index (“benchmark index”). Each benchmark index does not take into account fees, expenses or taxes. A Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. There is no assurance that any Portfolio, including any Portfolio that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Portfolio’s total return in excess of that of the Portfolio’s benchmark between reporting periods or 2) a Portfolio’s total return in excess of the Portfolio’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Portfolio’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of each Portfolio along with each Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Diversification Status
PIMCO Asset-Backed Securities Portfolio	10/31/00	Diversified
PIMCO Emerging Markets Portfolio	04/03/98	Non-diversified
PIMCO High Yield Portfolio	12/08/00	Diversified
PIMCO Investment Grade Corporate Portfolio	01/26/00	Diversified
PIMCO Long Duration Corporate Bond Portfolio	12/22/08	Diversified
PIMCO Low Duration Portfolio	05/31/12	Diversified
PIMCO Moderate Duration Portfolio	07/31/12	Diversified
PIMCO Mortgage Portfolio	01/31/00	Diversified
PIMCO Municipal Sector Portfolio	08/21/00	Diversified
PIMCO Real Return Portfolio	04/28/00	Diversified
PIMCO Short-Term Portfolio	04/20/00	Diversified
PIMCO Short-Term Floating NAV Portfolio II	06/09/09	Diversified
PIMCO U.S. Government Sector Portfolio	01/31/00	Diversified
PIMCO International Portfolio	12/13/89	Non-diversified
PIMCO Short Asset Portfolio	05/01/17	Diversified
PIMCO Short-Term Floating NAV Portfolio III	03/12/12	Diversified

4	PRIVATE ACCOUNT PORTFOLIO SERIES

An investment in a Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in a Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Portfolio’s Offering Memorandum, the Trust’s Offering Memorandum Supplement, any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Portfolio creates a contract between or among any shareholder of a Portfolio, on the one hand, and the Trust, a Portfolio, a service provider to the Trust or a Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent Offering Memorandum or use a new Offering Memorandum or Offering Memorandum Supplement with respect to a Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current Offering Memorandum or Offering Memorandum Supplement.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolios. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Portfolio, and information about how each Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling (888) 87-PIMCO and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of each Portfolio’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of each Portfolio’s Form N-Q is available on the

SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Portfolio’s Form N-Q is also available without charge, upon request, by calling (888) 87-PIMCO. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Daily updates on the net asset value of a Portfolio may be obtained by calling (888) 87-PIMCO.

ANNUAL REPORT	MARCH 31, 2018	5

PIMCO Asset-Backed Securities Portfolio

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 03/31/2018†§

Asset-Backed Securities	45.0%
Non-Agency Mortgage-Backed Securities	24.7%
Short-Term Instruments‡	16.1%
U.S. Government Agencies	12.3%
U.S. Treasury Obligations	1.0%
Other	0.9%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Portfolio Inception (10/31/00)
PIMCO Asset-Backed Securities Portfolio	5.16%	4.75%	7.66%	7.28%
FTSE 3-Month Treasury Bill Index±	1.07%	0.31%	0.31%	1.45%
Bloomberg Barclays Asset-Backed Securities Index	0.62%	1.20%	3.12%	3.83%

All Portfolio returns are net of fees and expenses.

± As of November 2017, Citi’s fixed income indices are being rebranded in connection with the London Stock Exchange Group’s acquisition of the Citi fixed income index business. On or before July 31, 2018, “Citi” will be replaced in the indices’ names with “FTSE”. This change does not impact the manner in which the indices are constructed.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Asset-Backed Securities Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of asset-backed securities (“ABS”) of varying maturities, which may be represented by options, futures contracts, or swap agreements. Assets not invested in ABS may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Generally, such investments will be used to cover forward exposure and have an aggregate duration that normally will not exceed one year. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	Exposure to non-agency residential mortgage-backed securities (MBS) contributed to performance, as the sector outperformed like-duration Treasuries.

»	An underweight to the front end of the U.S. yield curve contributed to performance, as U.S. Treasury rates increased during the period

»	Exposure to commercial mortgage-backed securities (CMBS) contributed to performance, as the sector outperformed like-duration Treasuries.

»	An underweight exposure to asset-backed securities (ABS) and specifically Auto ABS detracted from performance, as the asset class outperformed like-duration Treasuries.

6	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Emerging Markets Portfolio

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Geographic Breakdown as of 03/31/2018†§

United States‡	34.7%
Brazil	20.4%
Argentina	18.4%
Mexico	6.9%
Luxembourg	3.2%
Cayman Islands	2.0%
Russia	1.9%
Italy	1.8%
South Africa	1.7%
Netherlands	1.7%
Turkey	1.6%
Other	5.7%
†	% of Investments, at value.

§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Portfolio Inception (04/03/98)
PIMCO Emerging Markets Portfolio	5.86%	3.88%	4.83%	8.42%
FTSE 3-Month Treasury Bill Index±	1.07%	0.31%	0.31%	1.92%♦
Custom JPM ELMI+ Benchmark	7.65%	(0.75)%	1.08%	5.39%

All Portfolio returns are net of fees and expenses.

± As of November 2017, Citi’s fixed income indices are being rebranded in connection with the London Stock Exchange Group’s acquisition of the Citi fixed income index business. On or before July 31, 2018, “Citi” will be replaced in the indices’ names with “FTSE”. This change does not impact the manner in which the indices are constructed.

♦ Average annual total return since 03/31/1998.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Emerging Markets Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of Fixed Income Instruments that economically are tied to emerging market countries, which may be represented by options, futures contracts, swap agreements, mortgage-backed securities (“MBS”), or asset-backed securities (“ABS”). “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	Long exposure to Brazilian external sovereign, external quasi-sovereign, external corporate, and local sovereign debt contributed to performance.

»	Long exposure to the Russian ruble and external quasi-sovereign debt contributed to performance.

»	Short exposure to the Taiwanese dollar detracted from performance.

»	Short exposure to the Korean won detracted from performance.

ANNUAL REPORT	MARCH 31, 2018	7

PIMCO High Yield Portfolio

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 03/31/2018†§

Corporate Bonds & Notes	81.4%
Short-Term Instruments‡	10.7%
Loan Participations and Assignments	2.5%
Common Stocks	1.9%
Real Estate Investment Trusts	1.2%
Other	2.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Portfolio Inception (12/08/00)
PIMCO High Yield Portfolio	6.41%	7.74%	9.42%	8.25%
FTSE 3-Month Treasury Bill Index±	1.07%	0.31%	0.31%	1.43%♦
ICE BofAML U.S. High Yield, BB-B Rated Index±±	3.41%	4.84%	7.44%	7.29%

All Portfolio returns are net of fees and expenses.

± As of November 2017, Citi’s fixed income indices are being rebranded in connection with the London Stock Exchange Group’s acquisition of the Citi fixed income index business. On or before July 31, 2018, “Citi” will be replaced in the indices’ names with “FTSE”. This change does not impact the manner in which the indices are constructed.

±± The Bank of America Merrill Lynch Global Research fixed income index platform was acquired by the Intercontinental Exchange in October 2017 and renamed to ICE BofAML. This change does not impact the manner in which the indices are constructed.

♦ Average annual total return since 11/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO High Yield Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. Assets not invested in high yield securities may be invested in investment grade Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	Security selection in finance/insurance benefited performance, as the Fund’s finance/insurance positions outperformed the broader sector.

»	Overweight exposure to utilities was positive for performance, as the sector outperformed the broader market.

»	Security selection in healthcare added to performance, as the Fund’s healthcare positions outperformed the broader sector.

»	Security selection in media detracted from performance, as the Fund’s media positions underperformed the broader sector.

»	Underweight exposure to metals/mining was negative for performance, as the sector outperformed the broader market.

»	Security selection in energy detracted from performance, as the Fund’s energy positions underperformed the broader sector.

8	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Investment Grade Corporate Portfolio

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 03/31/2018†§

Banking & Finance	44.8%
Industrials	20.7%
Short-Term Instruments‡	17.7%
U.S. Treasury Obligations	5.9%
Utilities	5.4%
U.S. Government Agencies	2.3%
Municipal Bonds & Notes	1.3%
Loan Participations and Assignments	1.2%
Other	0.7%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Portfolio Inception (01/26/00)
PIMCO Investment Grade Corporate Portfolio	3.23%	3.29%	6.21%	7.43%
FTSE 3-Month Treasury Bill Index±	1.07%	0.31%	0.31%	1.63%♦
Bloomberg Barclays Credit Investment Grade Index (Ex-Aa3 and Higher)	2.88%	3.08%	5.57%	6.02%♦

All Portfolio returns are net of fees and expenses.

± As of November 2017, Citi’s fixed income indices are being rebranded in connection with the London Stock Exchange Group’s acquisition of the Citi fixed income index business. On or before July 31, 2018, “Citi” will be replaced in the indices’ names with “FTSE”. This change does not impact the manner in which the indices are constructed.

♦ Average annual total return since 01/31/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Investment Grade Corporate Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of investment grade corporate fixed income investments of varying maturities, which may be represented by options, futures contracts, or swap agreements. Assets not invested in corporate fixed income securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	Underweight exposure to duration was positive for performance, as most rates across the yield curve rose.

»	Underweight exposure to banking was positive for performance, as the sector underperformed the broader market.

»	Overweight exposure to municipal securities was positive for performance, as the sector outperformed the broader market.

»	Underweight exposure to brokerage was positive for performance, as the sector underperformed the broader market.

»	Underweight exposure to healthcare was negative for performance, as the sector outperformed the broader market.

»	Underweight exposure to wirelines was negative for performance, as the sector outperformed the broader market.

ANNUAL REPORT	MARCH 31, 2018	9

PIMCO Long Duration Corporate Bond Portfolio

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 03/31/2018†§

Corporate Bonds & Notes	64.1%
U.S. Treasury Obligations	20.3%
Municipal Bonds & Notes	4.3%
Short-Term Instruments‡	3.6%
U.S. Government Agencies	3.2%
Loan Participations and Assignments	2.4%
Sovereign Issues	1.0%
Other	1.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	Portfolio Inception (12/22/08)
PIMCO Long Duration Corporate Bond Portfolio	7.05%	5.55%	8.71%
Bloomberg Barclays U.S. Long Credit Index	6.16%	4.67%	8.43%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Long Duration Corporate Bond Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of corporate Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	Underweight exposure to duration was positive for performance, as interest rates rose.

»	Long exposure to investment grade CDX, or a basket of single-name investment grade credit default swaps, was positive for performance, as CDX spreads tightened.

»	Overweight exposure to pipelines/midstream energy was positive for performance, as the sector outperformed the broader market.

»	A tactical allocation to non-agency MBS was positive for performance, as the sector spreads tightened more than the broader investment grade index (Bloomberg Barclays U.S. Long Credit Index).

»	Underweight exposure to energy was negative for performance, as the sector outperformed the broader market.

»	Underweight exposure to healthcare/pharmaceuticals was negative for performance, as the sector outperformed the broader market.

10	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Low Duration Portfolio

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 03/31/2018†§

U.S. Treasury Obligations	29.1%
Corporate Bonds & Notes	28.2%
U.S. Government Agencies	21.1%
Short-Term Instruments	9.1%
Asset-Backed Securities	6.8%
Non-Agency Mortgage-Backed Securities	2.7%
Municipal Bonds & Notes	2.3%
Other	0.7%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	Portfolio Inception (05/31/12)
PIMCO Low Duration Portfolio	0.92%	0.66%	0.72%
Bloomberg Barclays 1-3 Year Government/Credit Index	0.24%	0.76%	0.81%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Low Duration Portfolio seeks to provide income, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	Underweight exposure to U.S. front-end duration contributed to performance, as front-end rates rose.

»	Exposure to investment grade corporate securities benefited performance, as these securities posted positive total returns.

»	Exposure to securitized debt benefited performance, as these securities generally posted positive total returns.

»	Exposure to municipal bonds benefited performance, as these securities generally posted positive total returns.

»	Holdings of U.S. dollar denominated emerging market debt benefited performance, as the sector generally posted positive total returns.

ANNUAL REPORT	MARCH 31, 2018	11

PIMCO Moderate Duration Portfolio

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 03/31/2018†§

U.S. Government Agencies	39.7%
Corporate Bonds & Notes	25.3%
U.S. Treasury Obligations	10.6%
Short-Term Instruments	9.5%
Asset-Backed Securities	7.9%
Non-Agency Mortgage-Backed Securities	3.9%
Municipal Bonds & Notes	2.8%
Other	0.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	Portfolio Inception (07/31/12)
PIMCO Moderate Duration Portfolio	0.83%	1.31%	1.26%
Bloomberg Barclays Intermediate Aggregate Bond Index	0.51%	1.45%	1.41%

All Portfolio returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Moderate Duration Portfolio seeks to provide income, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	Overweight exposure to investment grade corporate spread duration contributed to relative performance, as spreads tightened.

»	Overweight exposure to agency mortgage-backed securities (MBS) contributed to relative performance, as total returns in these securities were positive.

»	Positions in taxable municipal bonds contributed to relative performance, as spreads tightened.

12	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Mortgage Portfolio

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 03/31/2018†§

U.S. Government Agencies	87.5%
Asset-Backed Securities	7.2%
Non-Agency Mortgage-Backed Securities	3.1%
U.S. Treasury Obligations	1.6%
Short-Term Instruments‡	0.5%
Other	0.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Portfolio Inception (01/31/00)
PIMCO Mortgage Portfolio	1.80%	2.85%	4.80%	5.89%
FTSE 3-Month Treasury Bill Index±	1.07%	0.31%	0.31%	1.63%
Bloomberg Barclays U.S. MBS Fixed Rate Index	0.78%	1.81%	3.49%	4.87%

All Portfolio returns are net of fees and expenses.

± As of November 2017, Citi’s fixed income indices are being rebranded in connection with the London Stock Exchange Group’s acquisition of the Citi fixed income index business. On or before July 31, 2018, “Citi” will be replaced in the indices’ names with “FTSE”. This change does not impact the manner in which the indices are constructed.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Mortgage Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related securities of varying maturities, which may be represented by options, futures contracts, swap agreements, or asset-backed securities. Assets not invested in mortgage-related securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Generally, such investments will be used to cover forward exposure and have an aggregate duration that normally will not exceed one year. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	Exposure to non-agency residential mortgage-backed securities (RMBS) benefited performance, as the asset class outperformed like-duration Treasuries.

»	Overweight exposure to agency mortgage-backed securities (MBS) spread benefited performance as agency MBS spreads tightened over the reporting period.

»	Exposure to collateralized loan obligations (CLOs) benefited performance, as the asset class outperformed the benchmark.

»	Exposure to commercial mortgage-backed securities (CMBS) benefited performance, as the asset class outperformed like-duration Treasuries.

»	Exposure to the front end of the U.S. yield curve detracted from performance, as U.S. rates sold off.

ANNUAL REPORT	MARCH 31, 2018	13

PIMCO Municipal Sector Portfolio

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 03/31/2018†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	27.8%
Miscellaneous Revenue	14.9%
Tobacco Settlement Funded	9.4%
Ad Valorem Property Tax	9.1%
Natural Gas Revenue	5.1%
Port, Airport & Marina Revenue	5.0%
Water Revenue	4.2%
College & University Revenue	3.2%
Lease (Appropriation)	3.1%
Sewer Revenue	3.0%
Miscellaneous Taxes	2.2%
Appropriations	2.0%
Highway Revenue Tolls	2.0%
Industrial Revenue	1.6%
Lease (Abatement)	1.1%
Other	0.5%
Corporate Bonds & Notes	2.9%
Short-Term Instruments‡	2.9%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Portfolio Inception (08/21/00)
PIMCO Municipal Sector Portfolio	2.39%	3.68%	4.22%	4.47%
FTSE 3-Month Treasury Bill Index±	1.07%	0.31%	0.31%	1.49%♦
Bloomberg Barclays Long Municipal Bond Index	4.68%	3.96%	5.63%	5.61%♦

All Portfolio returns are net of fees and expenses.

± As of November 2017, Citi’s fixed income indices are being rebranded in connection with the London Stock Exchange Group’s acquisition of the Citi fixed income index business. On or before July 31, 2018, “Citi” will be replaced in the indices’ names with “FTSE”. This change does not impact the manner in which the indices are constructed.

♦ Average annual total return since 08/31/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Municipal Sector Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of fixed income securities of varying maturities issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities (“Municipal Securities”), or in instruments that provide exposure to the Municipal Securities sector, such as options, futures contracts, or swap agreements. Assets not invested in Municipal Securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Portfolio may also invest in securities issued by entities whose underlying assets are Municipal Securities, including without limitation, residual interest bonds. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	Duration positioning contributed to performance, as municipal yields rose.

»	Overweight exposure to the tobacco sector contributed to performance, as the sector outperformed the general municipal market.

»	Exposure to taxable municipal debt contributed to performance versus the benchmark.

»	Underweight exposure to the healthcare sector detracted from performance, as the sector outperformed the general municipal market.

»	Underweight exposure to the transportation sector detracted from performance, as the sector outperformed the general municipal market.

»	Underweight exposure to the water and sewer sector detracted from performance, as the sector outperformed the general municipal market.

14	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Real Return Portfolio

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 03/31/2018†§

U.S. Treasury Obligations	90.2%
Short-Term Instruments‡	4.9%
Non-Agency Mortgage-Backed Securities	4.5%
Sovereign Issues	0.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Portfolio Inception (04/28/00)
PIMCO Real Return Portfolio	2.11%	0.85%	3.33%	6.02%
FTSE 3-Month Treasury Bill Index±	1.07%	0.31%	0.31%	1.57%♦
Bloomberg Barclays U.S. TIPS Index	0.92%	0.05%	2.92%	5.38%

All Portfolio returns are net of fees and expenses.

± As of November 2017, Citi’s fixed income indices are being rebranded in connection with the London Stock Exchange Group’s acquisition of the Citi fixed income index business. On or before July 31, 2018, “Citi” will be replaced in the indices’ names with “FTSE”. This change does not impact the manner in which the indices are constructed.

♦ Average annual total return since 04/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Real Return Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by options, futures contracts, or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	Exposure to U.S. TIPS benefited absolute performance as U.S. TIPS, measured by the Bloomberg Barclays U.S. TIPS Index, posted gains.

»	An underweight position in instruments on the 3–7 year and 20–30 year portions of the real yield curve benefited relative performance, as U.S. real yields moved higher.

»	Exposure to residential mortgage-backed securities (RMBS) benefited relative performance, as these securities posted positive returns.

»	Exposure to U.S. corporate credit within the financial sector benefited relative performance, as these securities posted positive returns.

»	An overweight position in U.S. nominal duration instruments in the latter half of the reporting period detracted from relative performance, as U.S. nominal yields moved higher.

ANNUAL REPORT	MARCH 31, 2018	15

PIMCO Short-Term Portfolio

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 03/31/2018†§

Asset-Backed Securities	34.1%
Non-Agency Mortgage-Backed Securities	26.1%
U.S. Government Agencies	19.3%
Short-Term Instruments‡	18.8%
Other	1.7%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Portfolio Inception (04/20/00)
PIMCO Short-Term Portfolio	3.94%	3.08%	4.52%	4.11%
FTSE 3-Month Treasury Bill Index±	1.07%	0.31%	0.31%	1.57%♦
3 Month USD LIBOR Index	1.38%	0.60%	0.74%	2.01%

All Portfolio returns are net of fees and expenses.

± As of November 2017, Citi’s fixed income indices are being rebranded in connection with the London Stock Exchange Group’s acquisition of the Citi fixed income index business. On or before July 31, 2018, “Citi” will be replaced in the indices’ names with “FTSE”. This change does not impact the manner in which the indices are constructed.

♦ Average annual total return since 04/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Short-Term Portfolio seeks maximum total return, consistent with preservation of capital and liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	Exposure to securitized debt securities contributed to performance, as these securities generally posted positive total returns.

»	Overweight exposure to U.S. duration detracted from performance, as U.S. interest rates rose.

»	Exposure to investment grade corporate securities contributed to performance, as these securities generally posted positive total returns.

»	Exposure to high yield corporate securities contributed to performance, as these securities generally posted positive total returns.

16	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Short-Term Floating NAV Portfolio II

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 03/31/2018†§

Corporate Bonds & Notes	39.2%
Repurchase Agreements	33.7%
Sovereign Issues	10.5%
Commercial Paper	9.6%
U.S. Treasury Obligations	4.3%
Certificates of Deposit	1.2%
Other	1.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	Portfolio Inception (06/09/09)
PIMCO Short-Term Floating NAV Portfolio II	1.33%	0.58%	0.47%
FTSE 3-Month Treasury Bill Index±	1.07%	0.31%	0.22%♦

All Portfolio returns are net of fees and expenses.

± As of November 2017, Citi’s fixed income indices are being rebranded in connection with the London Stock Exchange Group’s acquisition of the Citi fixed income index business. On or before July 31, 2018, “Citi” will be replaced in the indices’ names with “FTSE”. This change does not impact the manner in which the indices are constructed.

♦ Average annual total return since 05/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Short-Term Floating NAV Portfolio II seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	Underweight exposure to U.S. interest rates contributed to performance, as U.S. interest rates rose.

»	Exposure to investment grade corporate securities benefited performance, as these securities generally posted positive total returns.

ANNUAL REPORT	MARCH 31, 2018	17

PIMCO U.S. Government Sector Portfolio

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 03/31/2018†§

U.S. Treasury Obligations	65.5%
Short-Term Instruments‡	22.3%
U.S. Government Agencies	7.0%
Non-Agency Mortgage-Backed Securities	4.9%
Others	0.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Portfolio Inception (01/31/00)
PIMCO U.S. Government Sector Portfolio	1.36%	0.64%	4.55%	7.08%
FTSE 3-Month Treasury Bill Index±	1.07%	0.31%	0.31%	1.63%
Bloomberg Barclays Government Bond Index	0.44%	1.07%	2.70%	4.55%

All Portfolio returns are net of fees and expenses.

± As of November, 2017 Citi’s fixed income indices are being rebranded in connection with the London Stock Exchange Group’s acquisition of the Citi fixed income index business. On or before July 31, 2018, “Citi” will be replaced in the indices’ names with “FTSE”. This change does not impact the manner in which the indices are constructed.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO U.S. Government Sector Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. Government Securities of varying maturities, or in securities that provide exposure to the U.S. Government Securities sector, such as options, futures contracts, swap agreements, or mortgage-backed securities (“MBS”). Assets not invested in U.S. Government Securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Generally, such investments will be used to cover forward exposure and have an aggregate duration that normally will not exceed one year. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	U.S. interest rate strategies contributed to performance, despite a detraction from performance due to overweight exposure to intermediate-term rates, as interest rates rose over the period.

»	Security selection within non-agency mortgage-backed securities contributed to performance as selected issues outperformed.

»	A short exposure to agency debentures detracted from performance, as spreads tightened. However, security selection contributed to performance as selected issues outperformed.

18	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO International Portfolio

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Geographic Breakdown as of 03/31/2018†§

United States‡	47.7%
Denmark	32.1%
Japan	9.0%
Spain	4.6%
United Kingdom	3.8%
Canada	2.8%
†	% of Investments, at value.

§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Portfolio Inception (12/13/89)
PIMCO International Portfolio	(1.30)%	0.09%	4.98%	7.07%
FTSE 3-Month Treasury Bill Index±	1.07%	0.31%	0.31%	2.86%♦
JPMorgan GBI Global ex-US Index Hedged in USD	3.90%	4.08%	4.28%	6.06%♦

All Portfolio returns are net of fees and expenses.

± As of November, 2017 Citi’s fixed income indices are being rebranded in connection with the London Stock Exchange Group’s acquisition of the Citi fixed income index business. On or before July 31, 2018, “Citi” will be replaced in the indices’ names with “FTSE”. This change does not impact the manner in which the indices are constructed.

♦ Average annual total return since 11/30/1989.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO International Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its net assets in a portfolio of Fixed Income Instruments of non-U.S. issuers, representing at least three non-U.S. countries or currencies, which may be represented by options, futures contracts, swap agreements, mortgage-backed securities (“MBS”), or asset-backed securities (“ABS”). “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	Overweight exposure to the euro for most of the reporting period contributed to performance, as the currency appreciated versus the U.S. dollar.

»	Underweight exposure to U.K. duration contributed, as yields rose over the reporting period.

»	Holdings of non-agency mortgage-backed securities (MBS) contributed, as total returns were positive during the reporting period.

»	Short exposure to the French OAT-German Bund spread detracted from performance, as the spread tightened.

»	Underweight exposure to Italian duration detracted, as yields fell over the reporting period.

»	Underweight exposure to Japanese duration, specifically at the 10-year part of the yield curve, detracted from performance, as yields fell over the reporting period.

ANNUAL REPORT	MARCH 31, 2018	19

PIMCO Short Asset Portfolio

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 03/31/2018†§

Corporate Bonds & Notes	44.0%
Short-Term Instruments	29.0%
U.S. Government Agencies	8.2%
Asset-Backed Securities	7.9%
Sovereign Issues	5.6%
Non-Agency Mortgage-Backed Securities	3.0%
U.S. Treasury Obligations	2.2%
Other	0.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Cumulative Total Return for the period ended March 31, 2018
Portfolio Inception (05/01/17)
PIMCO Short Asset Portfolio	1.88%
FTSE 3-Month Treasury Bill Index±	1.02%

All Portfolio returns are net of fees and expenses.

± As of November 2017, Citi’s fixed income indices are being rebranded in connection with the London Stock Exchange Group’s acquisition of the Citi fixed income index business. On or before July 31, 2018, “Citi” will be replaced in the indices’ names with “FTSE”. This change does not impact the manner in which the indices are constructed.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Short Asset Portfolio seeks maximum current income, consistent with daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	Exposure to investment grade credit benefitted performance, as these securities generally posted positive total returns.

»	Underweight exposure to U.S. interest rates contributed to performance, as U.S. interest rates rose.

»	Exposure to securitized debt benefitted performance, as these securities generally posted positive total returns.

»	Exposure to U.S. dollar denominated emerging market debt contributed to performance, as these securities generally posted positive total returns.

20	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Short-Term Floating NAV Portfolio III

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of 03/31/2018†§

Corporate Bonds & Notes	33.6%
Japan Treasury Bills	22.4%
Repurchase Agreements	16.8%
Sovereign Issues	9.5%
Commercial Paper	9.1%
U.S. Treasury Obligations	4.1%
Certificates of Deposit	1.4%
Other	3.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	Portfolio Inception (03/12/12)
PIMCO Short-Term Floating NAV Portfolio III	1.47%	0.75%	0.70%
FTSE 3-Month Treasury Bill Index±	1.07%	0.31%	0.27%

All Portfolio returns are net of fees and expenses.

± As of November 2017, Citi’s fixed income indices are being rebranded in connection with the London Stock Exchange Group’s acquisition of the Citi fixed income index business. On or before July 31, 2018, “Citi” will be replaced in the indices’ names with “FTSE”. This change does not impact the manner in which the indices are constructed.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Short-Term Floating NAV Portfolio III seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance during the reporting period:

»	Underweight exposure to U.S. interest rates contributed to performance, as U.S. interest rates rose.

»	Exposure to government related securities benefited performance, as these securities generally posted positive total returns.

»	Long Malaysian ringgit versus the U.S. dollar contributed to performance, as Malaysian ringgit appreciated against the U.S. dollar.

ANNUAL REPORT	MARCH 31, 2018	21

Expense Examples

Example

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Portfolios is from October 1, 2017 to March 31, 2018 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your Portfolio, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual				Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*		Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*		Net Annualized Expense Ratio**
PIMCO Asset-Backed Securities Portfolio	$1,000.00	$1,014.40	$0.25		$1,000.00	$1,024.68	$0.25		0.05%
PIMCO Emerging Markets Portfolio	1,000.00	1,021.40	0.71		1,000.00	1,024.23	0.71		0.14
PIMCO High Yield Portfolio	1,000.00	1,001.90	0.80		1,000.00	1,024.13	0.81		0.16
PIMCO Investment Grade Corporate Portfolio	1,000.00	1,002.30	0.35		1,000.00	1,024.58	0.35		0.07
PIMCO Long Duration Corporate Bond Portfolio	1,000.00	994.00	1.54		1,000.00	1,023.39	1.56		0.31
PIMCO Low Duration Portfolio	1,000.00	997.40	0.30		1,000.00	1,024.63	0.30		0.06
PIMCO Moderate Duration Portfolio	1,000.00	987.30	0.25		1,000.00	1,024.68	0.25		0.05
PIMCO Mortgage Portfolio	1,000.00	977.50	0.54		1,000.00	1,024.38	0.56		0.11
PIMCO Municipal Sector Portfolio	1,000.00	1,002.50	0.25		1,000.00	1,024.68	0.25		0.05
PIMCO Real Return Portfolio	1,000.00	1,011.60	4.66		1,000.00	1,020.29	4.68		0.93
PIMCO Short-Term Portfolio	1,000.00	1,011.10	0.30		1,000.00	1,024.63	0.30		0.06
PIMCO Short-Term Floating NAV Portfolio II	1,000.00	1,007.10	0.25		1,000.00	1,024.68	0.25		0.05
PIMCO U.S. Government Sector Portfolio	1,000.00	972.20	0.25		1,000.00	1,024.68	0.25		0.05
PIMCO International Portfolio (Consolidated)	1,000.00	970.60	0.64		1,000.00	1,024.28	0.66		0.13
PIMCO Short Asset Portfolio (Consolidated)	1,000.00	1,009.60	0.00	^	1,000.00	1,024.93	0.00	^	0.00	^
PIMCO Short-Term Floating NAV Portfolio III (Consolidated)	1,000.00	1,008.00	0.00	^	1,000.00	1,024.93	0.00	^	0.00	^

* Expenses Paid During Period are equal to the net annualized expense ratio for the Portfolio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

^ A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.

22	PRIVATE ACCOUNT PORTFOLIO SERIES

Benchmark Descriptions

Index*	Benchmark Descriptions

3 Month USD LIBOR Index	The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

Bloomberg Barclays 1-3 Year Government/Credit Index	The Bloomberg Barclays 1-3 Year Government/Credit Index is the 1-3 Yr component of the U.S. Government/Credit index. The Bloomberg Barclays Government/Credit Index includes securities in the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

Bloomberg Barclays Asset-Backed Securities Index	Bloomberg Barclays Asset-Backed Securities Index has 5 subsectors: credit and charge cards, autos, home equity loans, utility, and manufactured housing. The index includes pass-through, bullet, and controlled amortization structures. It includes only the senior class of each ABS issue; subordinate tranches are not included.

Bloomberg Barclays Credit Investment Grade Index (Ex-Aa3 and Higher)	Bloomberg Barclays Credit Investment Grade Index (Ex-Aa3 and Higher) consists of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered.

Bloomberg Barclays Government Bond Index	Bloomberg Barclays Government Bond Index consists of securities issued by the U.S. Government with a maturity of one year or more.

Bloomberg Barclays Intermediate Aggregate Bond Index	Bloomberg Barclays Intermediate Aggregate Bond Index is the Intermediate component of the U.S. Aggregate Index. The Bloomberg Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Bloomberg Barclays Long Municipal Bond Index	Bloomberg Barclays Long Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market.

Bloomberg Barclays U.S. Long Credit Index	Bloomberg Barclays U.S. Long Credit Index includes both corporate and non-corporate sectors with maturities equal to or greater than 10 years. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The non-corporate sectors are Sovereign, Supranational, Foreign Agency, and Foreign Local Government.

Bloomberg Barclays U.S. MBS Fixed Rate Index	Bloomberg Barclays U.S. MBS Fixed Rate Index covers the mortgage-backed pass-through securities and hybrid ARM pools of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of about 1,000,000 individual fixed rate MBS pools into approximately 5,500 generic aggregates.

Bloomberg Barclays U.S. TIPS Index	Bloomberg Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $500 million par amount outstanding.

Custom JPM ELMI+ Benchmark	Custom JPM ELMI+ Benchmark consists of custom weights of selected countries within the JPMorgan Emerging Local Markets Index Plus.

FTSE 3-Month Treasury Bill Index	FTSE 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

ICE BofAML U.S. High Yield, BB-B Rated Index	ICE BofAML U.S. High Yield, BB-B Rated Index is comprised of fixed income securities rated BB and B. The index tracks the performance of below investment grade U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Prior to 1/97, data represents that of ICE BofAML High Yield Cash Pay, BB-B rated. ICE BofAML High Yield Cash Pay, BB-B rated is comprised of fixed income securities rated BB and B. The index tracks the performance of below investment grade U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Excludes pay-in-kind bonds and deferred interest bonds that are not yet accruing a coupon.

JPMorgan GBI Global ex-US Index Hedged in USD	JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets.

* It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2018	23

Financial Highlights

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Asset-Backed Securities Portfolio
03/31/2018	$12.50	$0.43	$0.21	$0.64	$(0.44)	$0.00	$0.00	$(0.44)
03/31/2017	12.22	0.45	0.32	0.77	(0.49)	0.00	0.00	(0.49)
03/31/2016	12.35	0.37	(0.17)	0.20	(0.33)	0.00	0.00	(0.33)
03/31/2015	12.24	0.35	0.14	0.49	(0.38)	0.00	0.00	(0.38)
03/31/2014	12.00	0.49	0.29	0.78	(0.54)	0.00	0.00	(0.54)

PIMCO Emerging Markets Portfolio
03/31/2018	$9.88	$0.40	$0.17	$0.57	$(0.07)	$0.00	$0.00	$(0.07)
03/31/2017	9.33	0.46	0.10	0.56	(0.01)	0.00	0.00	(0.01)
03/31/2016	9.78	0.48	0.10	0.58	(1.03)	0.00	0.00	(1.03)
03/31/2015	10.12	0.43	(0.21)	0.22	(0.56)	0.00	0.00	(0.56)
03/31/2014	10.77	0.45	(0.60)	(0.15)	(0.50)	0.00	0.00	(0.50)

PIMCO High Yield Portfolio
03/31/2018	$7.82	$0.51	$(0.01)	$0.50	$(0.55)	$0.00	$0.00	$(0.55)
03/31/2017	6.99	0.67	0.78	1.45	(0.62)	0.00	0.00	(0.62)
03/31/2016	7.49	0.50	(0.38)	0.12	(0.62)	0.00	0.00	(0.62)
03/31/2015	7.72	0.72	(0.46)	0.26	(0.49)	0.00	0.00	(0.49)
03/31/2014	7.90	0.61	(0.10)	0.51	(0.69)	0.00	0.00	(0.69)

PIMCO Investment Grade Corporate Portfolio
03/31/2018	$9.67	$0.33	$(0.02)	$0.31	$(0.39)	$(0.17)	$0.00	$(0.56)
03/31/2017	9.51	0.40	0.22	0.62	(0.46)	0.00	0.00	(0.46)
03/31/2016	10.15	0.42	(0.40)	0.02	(0.45)	(0.21)	0.00	(0.66)
03/31/2015	10.68	0.40	(0.04)	0.36	(0.48)	(0.41)	0.00	(0.89)
03/31/2014	11.45	0.40	(0.10)	0.30	(0.47)	(0.60)	0.00	(1.07)

PIMCO Long Duration Corporate Bond Portfolio
03/31/2018	$11.56	$0.57	$0.26	$0.83	$(0.67)	$(0.11)	$0.00	$(0.78)
03/31/2017	11.44	0.61	0.21	0.82	(0.59)	(0.11)	0.00	(0.70)
03/31/2016	12.65	0.64	(0.88)	(0.24)	(0.64)	(0.33)	0.00	(0.97)
03/31/2015	11.76	0.61	0.97	1.58	(0.59)	(0.10)	0.00	(0.69)
03/31/2014	12.45	0.56	(0.42)	0.14	(0.63)	(0.20)	0.00	(0.83)

PIMCO Low Duration Portfolio
03/31/2018	$9.84	$0.19	$(0.10)	$0.09	$(0.15)	$0.00	$0.00	$(0.15)
03/31/2017	9.83	0.15	(0.02)	0.13	(0.12)	0.00	0.00	(0.12)
03/31/2016	9.88	0.12	(0.06)	0.06	(0.11)	0.00	0.00	(0.11)
03/31/2015	9.87	0.09	0.04	0.13	(0.12)	0.00	(0.00)	(0.12)
03/31/2014	10.04	0.07	(0.16)	(0.09)	(0.08)	0.00	0.00	(0.08)

PIMCO Moderate Duration Portfolio
03/31/2018	$9.88	$0.21	$(0.13)	$0.08	$(0.18)	$0.00	$0.00	$(0.18)
03/31/2017	9.97	0.17	(0.06)	0.11	(0.16)	(0.04)	0.00	(0.20)
03/31/2016	9.93	0.17	0.05	0.22	(0.17)	(0.01)	0.00	(0.18)
03/31/2015	9.72	0.15	0.23	0.38	(0.17)	0.00	0.00	(0.17)
03/31/2014	9.99	0.14	(0.28)	(0.14)	(0.13)	0.00	0.00	(0.13)

PIMCO Mortgage Portfolio
03/31/2018	$10.78	$0.33	$(0.13)	$0.20	$(0.44)	$0.00	$0.00	$(0.44)
03/31/2017	11.00	0.32	(0.20)	0.12	(0.34)	0.00	0.00	(0.34)
03/31/2016	11.00	0.28	0.17	0.45	(0.45)	0.00	0.00	(0.45)
03/31/2015	10.68	0.25	0.44	0.69	(0.37)	0.00	0.00	(0.37)
03/31/2014	10.95	0.21	(0.14)	0.07	(0.34)	0.00	0.00	(0.34)

PIMCO Municipal Sector Portfolio
03/31/2018	$7.26	$0.35	$(0.18)	$0.17	$(0.31)	$0.00	$0.00	$(0.31)
03/31/2017	7.59	0.37	(0.22)	0.15	(0.33)	(0.15)	0.00	(0.48)
03/31/2016	8.23	0.39	(0.05)	0.34	(0.64)	(0.34)	0.00	(0.98)
03/31/2015	8.08	0.39	0.43	0.82	(0.52)	(0.15)	0.00	(0.67)
03/31/2014	8.94	0.40	(0.49)	(0.09)	(0.39)	(0.38)	0.00	(0.77)

24	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expenses and Dividends on Securities Sold Short	Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$12.70	5.16%	$4,432,251	0.05%	0.05%	0.05%	0.05%	3.40%	234%
12.50	6.37	3,559,098	0.05	0.05	0.05	0.05	3.58	204
12.22	1.59	2,114,311	0.05	0.05	0.05	0.05	2.98	66
12.35	4.00	1,583,150	0.05	0.05	0.05	0.05	2.83	96
12.24	6.68	1,088,982	0.11	0.11	0.05	0.05	4.02	57

$10.38	5.86%	$656,406	0.13%	0.13%	0.12%	0.12%	4.00%	32%
9.88	6.04	685,703	0.13	0.13	0.12	0.12	4.71	41
9.33	6.71	763,986	0.13	0.13	0.12	0.12	5.05	37
9.78	2.21	738,703	0.12	0.12	0.12	0.12	4.16	45
10.12	(1.22)	1,072,839	0.12	0.12	0.12	0.12	4.41	68

$7.77	6.41%	$538,098	0.26%	0.26%	0.05%	0.05%	6.44%	39%
7.82	21.29	635,591	0.15	0.15	0.06	0.06	8.72	44
6.99	1.72	582,727	0.12	0.12	0.05	0.05	6.89	48
7.49	3.45	451,288	0.40	0.40	0.05	0.05	9.37	78
7.72	6.89	549,242	0.27	0.27	0.05	0.05	7.91	72

$9.42	3.23%	$1,982,065	0.06%	0.06%	0.05%	0.05%	3.42%	142%
9.67	6.61	1,773,544	0.16	0.16	0.05	0.05	4.11	134
9.51	0.29	2,045,450	0.11	0.11	0.05	0.05	4.29	102
10.15	3.48	2,388,181	0.05	0.05	0.05	0.05	3.74	63
10.68	2.95	3,749,985	0.05	0.05	0.05	0.05	3.63	62

$11.61	7.05%	$18,826,049	0.30%	0.30%	0.05%	0.05%	4.72%	72%
11.56	7.33	17,322,078	0.20	0.20	0.05	0.05	5.13	97
11.44	(1.35)	18,319,516	0.13	0.13	0.05	0.05	5.46	76
12.65	13.79	20,665,768	0.07	0.07	0.05	0.05	4.92	52
11.76	1.60	20,947,575	0.05	0.05	0.05	0.05	4.78	42

$9.78	0.92%	$584,046	0.09%	0.09%	0.05%	0.05%	1.89%	278%
9.84	1.35	381,430	0.05	0.05	0.05	0.05	1.49	312
9.83	0.62	142,590	0.05	0.05	0.05	0.05	1.23	65
9.88	1.33	356,484	0.05	0.05	0.05	0.05	0.87	333
9.87	(0.91)	360,385	0.05	0.05	0.05	0.05	0.73	316

$9.78	0.83%	$1,672,502	0.05%	0.05%	0.05%	0.05%	2.11%	515%
9.88	1.03	1,371,841	0.05	0.05	0.05	0.05	1.73	566
9.97	2.27	4,255,848	0.05	0.05	0.05	0.05	1.73	365
9.93	3.89	514,758	0.05	0.05	0.05	0.05	1.49	378
9.72	(1.43)	526,934	0.05	0.05	0.05	0.05	1.46	307

$10.54	1.80%	$1,957,803	0.09%	0.09%	0.05%	0.05%	3.01%	1,179%
10.78	1.06	2,087,307	0.07	0.07	0.05	0.05	2.91	1,472
11.00	4.26	1,782,526	0.07	0.07	0.05	0.05	2.57	1,356
11.00	6.54	2,643,384	0.05	0.05	0.05	0.05	2.26	1,742
10.68	0.69	5,250,652	0.05	0.05	0.05	0.05	1.97	1,357

$7.12	2.39%	$139,710	0.05%	0.05%	0.05%	0.05%	4.87%	25%
7.26	2.09	144,501	0.05	0.05	0.05	0.05	4.94	0
7.59	4.48	152,110	0.05	0.05	0.05	0.05	4.85	22
8.23	10.41	164,087	0.06	0.06	0.05	0.05	4.66	2
8.08	(0.62)	248,361	0.06	0.06	0.05	0.05	4.85	17

ANNUAL REPORT	MARCH 31, 2018	25

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Real Return Portfolio
03/31/2018	$8.90	$0.26	$(0.07)	$0.19	$(0.33)	$0.00	$0.00	$(0.33)
03/31/2017	9.11	0.37	(0.10)	0.27	(0.48)	0.00	0.00	(0.48)
03/31/2016	8.95	0.20	0.04	0.24	(0.08)	0.00	0.00	(0.08)
03/31/2015	9.03	0.11	0.19	0.30	(0.38)	0.00	0.00	(0.38)
03/31/2014	9.86	0.14	(0.80)	(0.66)	(0.11)	(0.04)	(0.02)	(0.17)

PIMCO Short-Term Portfolio
03/31/2018	$9.48	$0.23	$0.14	$0.37	$(0.38)	$0.00	$0.00	$(0.38)
03/31/2017	9.33	0.26	0.15	0.41	(0.26)	0.00	0.00	(0.26)
03/31/2016	9.54	0.22	(0.11)	0.11	(0.32)	0.00	0.00	(0.32)
03/31/2015	9.60	0.25	(0.06)	0.19	(0.25)	0.00	0.00	(0.25)
03/31/2014	9.59	0.33	0.04	0.37	(0.36)	0.00	0.00	(0.36)

PIMCO Short-Term Floating NAV Portfolio II
03/31/2018	$10.01	$0.14	$0.00	$0.14	$(0.14)	$0.00	$0.00	$(0.14)
03/31/2017	10.01	0.08	0.00	0.08	(0.08)	(0.00)	0.00	(0.08)
03/31/2016	10.01	0.04	0.00	0.04	(0.04)	(0.00)	0.00	(0.04)
03/31/2015	10.01	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)
03/31/2014	10.01	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)

PIMCO U.S. Government Sector Portfolio
03/31/2018	$8.78	$0.21	$(0.09)	$0.12	$(0.17)	$0.00	$0.00	$(0.17)
03/31/2017	9.03	0.23	(0.27)	(0.04)	(0.21)	0.00	0.00	(0.21)
03/31/2016	9.67	0.29	(0.61)	(0.32)	(0.32)	0.00	0.00	(0.32)
03/31/2015	8.82	0.17	0.82	0.99	(0.14)	0.00	0.00	(0.14)
03/31/2014	9.44	0.14	(0.61)	(0.47)	(0.15)	0.00	0.00	(0.15)

PIMCO International Portfolio (Consolidated)
03/31/2018	$7.68	$0.04	$(0.14)	$(0.10)	$0.00	$0.00	$0.00	$0.00
03/31/2017	7.97	0.05	(0.34)	(0.29)	0.00	0.00	0.00	0.00
03/31/2016~	10.04	0.06	(1.02)	(0.96)	(1.11)	0.00	0.00	(1.11)
03/31/2015~	9.14	0.12	1.08	1.20	(0.30)	0.00	0.00	(0.30)
03/31/2014~	9.54	0.12	(0.02)	0.10	(0.50)	0.00	0.00	(0.50)

PIMCO Short Asset Portfolio (Consolidated)
05/01/2017 - 03/31/2018	$10.00	$0.17	$0.01	$0.18	$(0.18)	$0.00	$0.00	$(0.18)

PIMCO Short-Term Floating NAV Portfolio III (Consolidated)
03/31/2018	$9.89	$0.11	$0.03	$0.14	$(0.15)	$0.00	$0.00	$(0.15)
03/31/2017	9.88	0.07	0.04	0.11	(0.10)	0.00	0.00	(0.10)
03/31/2016	9.92	0.06	(0.01)	0.05	(0.09)	0.00	0.00	(0.09)
03/31/2015	9.99	0.06	(0.02)	0.04	(0.11)	0.00	0.00	(0.11)
03/31/2014	9.99	0.05	(0.01)	0.04	(0.04)	0.00	0.00	(0.04)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
*	Annualized
~	A one for two reverse share split, effective August 7, 2015, has been retroactively applied.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

26	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expenses and Dividends on Securities Sold Short	Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$8.76	2.11%	$41,522	0.66%	0.66%	0.05%	0.05%	2.88%	183%
8.90	3.04	482,644	0.58	0.58	0.05	0.05	4.05	149
9.11	2.76	1,227,505	0.28	0.28	0.05	0.05	2.25	127
8.95	3.38	1,501,480	0.09	0.09	0.05	0.05	1.17	139
9.03	(6.69)	2,755,107	0.06	0.06	0.05	0.05	1.57	34

$9.47	3.94%	$535,420	0.05%	0.05%	0.05%	0.05%	2.43%	209%
9.48	4.40	658,442	0.05	0.05	0.05	0.05	2.69	121
9.33	1.15	674,143	0.05	0.05	0.05	0.05	2.29	7
9.54	2.01	1,194,737	0.05	0.05	0.05	0.05	2.59	52
9.60	3.96	1,049,627	0.11	0.11	0.05	0.05	3.38	17

$10.01	1.33%	$4,071,061	0.05%	0.05%	0.05%	0.05%	1.36%	108%
10.01	0.85	5,006,020	0.05	0.05	0.05	0.05	0.82	103
10.01	0.37	4,445,929	0.05	0.05	0.05	0.05	0.37	68
10.01	0.19	5,555,410	0.05	0.05	0.05	0.05	0.20	68
10.01	0.19	6,827,731	0.05	0.05	0.05	0.05	0.18	96

$8.73	1.36%	$2,533,954	0.05%	0.05%	0.05%	0.05%	2.36%	50%
8.78	(0.45)	2,152,196	0.19	0.19	0.05	0.05	2.57	33
9.03	(3.22)	2,007,530	0.25	0.25	0.05	0.05	3.19	95
9.67	11.29	2,203,702	0.06	0.06	0.05	0.05	1.82	104
8.82	(4.98)	3,277,262	0.05	0.05	0.05	0.05	1.55	96

$7.58	(1.30)%	$674,406	0.13%	0.13%	0.12%	0.12%	0.49%	91%
7.68	(3.64)	694,954	0.13	0.13	0.12	0.12	0.68	122
7.97	(7.70)	829,855	0.12	0.12	0.12	0.12	0.71	404
10.04	13.27	1,063,915	0.12	0.12	0.12	0.12	1.27	156
9.14	1.03	1,739,775	0.12	0.12	0.12	0.12	1.29	121

$10.00	1.88%	$15,673,962	0.00%*	0.00%*	0.00%*	0.00%*	1.81%*	29%

$9.88	1.47%	$21,178,114	0.01%	0.01%	0.00%	0.00%	1.10%	112%
9.89	1.05	23,928,033	0.01	0.01	0.00	0.00	0.74	308
9.88	0.59	18,434,787	0.01	0.01	0.00	0.00	0.61	146
9.92	0.31	36,450,693	0.00	0.00	0.00	0.00	0.58	101
9.99	0.34	49,219,987	0.00	0.00	0.00	0.00	0.49	267

ANNUAL REPORT	MARCH 31, 2018	27

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Asset-Backed Securities Portfolio	PIMCO Emerging Markets Portfolio	PIMCO High Yield Portfolio	PIMCO Investment Grade Corporate Portfolio	PIMCO Long Duration Corporate Bond Portfolio	PIMCO Low Duration Portfolio	PIMCO Moderate Duration Portfolio

Assets:
Investments, at value
Investments in securities*	$4,109,030	$440,093	$512,787	$1,695,942	$22,182,708	$670,836	$2,343,391
Investments in Affiliates	783,194	205,568	51,714	342,934	601,071	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	25	270	242	526	12,841	49	299
Over the counter	1,960	8,867	555	2,437	134,345	2	4
Cash	0	17,387	13	0	4,922	78	27
Deposits with counterparty	3,168	374	9,328	1,509	19,776	1,401	2,423
Foreign currency, at value	0	434	324	1	27,561	0	0
Receivable for investments sold	29	0	5,404	2,681	239,158	128	1,025
Receivable for investments sold on a delayed-delivery basis	0	0	0	0	2,036	0	0
Receivable for TBA investments sold	421,968	0	0	34,770	288,641	81,788	457,028
Receivable for Portfolio shares sold	8,040	1,490	790	4,100	825	0	0
Interest and/or dividends receivable	7,132	5,147	8,241	18,645	227,561	2,793	8,309
Dividends receivable from Affiliates	1,141	306	64	528	239	0	0
Reimbursement receivable from PIMCO	4	1	1	1	17	0	1
Total Assets	5,335,691	679,937	589,463	2,104,074	23,741,701	757,075	2,812,507

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$5,187	$23,336	$0	$3,422,980	$0	$0
Payable for sale-buyback transactions	0	0	0	0	147,977	0	0
Payable for short sales	0	0	7,351	0	0	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	213	228	278	518	7,054	106	204
Over the counter	6,011	8,840	289	3,226	173,323	0	0
Payable for investments purchased	14	1,522	7,995	26,452	144,757	1,000	3,400
Payable for investments in Affiliates purchased	1,141	306	64	528	239	0	0
Payable for TBA investments purchased	878,236	0	0	81,275	993,290	171,889	1,134,508
Deposits from counterparty	2,153	5,080	515	253	10,593	0	1,804
Payable for Portfolio shares redeemed	15,195	2,300	11,512	5,510	14,619	0	0
Distributions payable	0	0	0	0	0	0	0
Overdraft due to custodian	286	0	0	4,162	0	0	0
Accrued investment advisory fees	76	11	10	32	325	10	29
Accrued supervisory and administrative fees	115	57	14	48	487	15	43
Other liabilities	0	0	1	5	8	9	17
Total Liabilities	903,440	23,531	51,365	122,009	4,915,652	173,029	1,140,005

Net Assets	$4,432,251	$656,406	$538,098	$1,982,065	$18,826,049	$584,046	$1,672,502

Net Assets Consist of:
Paid in capital	$4,293,883	$641,529	$542,382	$1,964,458	$17,915,756	$593,287	$1,703,234
Undistributed (overdistributed) net investment income	42,375	4,390	20,051	6,691	96,250	1,589	6,174
Accumulated undistributed net realized gain (loss)	(32,851)	5,817	(22,387)	5,462	100,748	(7,611)	(24,305)
Net unrealized appreciation (depreciation)	128,844	4,670	(1,948)	5,454	713,295	(3,219)	(12,601)

Net Assets	$4,432,251	$656,406	$538,098	$1,982,065	$18,826,049	$584,046	$1,672,502

Shares Issued and Outstanding	349,055	63,222	69,258	210,473	1,621,987	59,708	170,949

Net Asset Value Per Share Outstanding:	$12.70	$10.38	$7.77	$9.42	$11.61	$9.78	$9.78

Cost of investments in securities	$4,005,995	$443,756	$501,245	$1,688,860	$21,467,176	$674,284	$2,356,659
Cost of investments in Affiliates	$783,206	$205,569	$52,101	$342,885	$601,048	$0	$0
Cost of foreign currency held	$0	$432	$316	$1	$27,206	$0	$0
Proceeds received on short sales	$0	$0	$7,279	$0	$0	$0	$0
Cost or premiums of financial derivative instruments, net	$(18,315)	$(5,178)	$10,276	$8,987	$77,382	$2,375	$5,056

* Includes repurchase agreements of:	$1,233	$704	$8,178	$10,598	$209,045	$48,565	$200,201

†	A zero balance may reflect actual amounts rounding to less than one thousand.

28	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

PIMCO Mortgage Portfolio	PIMCO Municipal Sector Portfolio	PIMCO Real Return Portfolio	PIMCO Short-Term Portfolio	PIMCO Short-Term Floating NAV Portfolio II	PIMCO U.S. Government Sector Portfolio

$4,711,059	$134,148	$61,871	$471,323	$4,026,207	$1,955,494
15,798	3,459	2,950	108,701	0	558,934

0	0	6	66	0	5,520
7,084	0	677	408	0	0
33	1	1	1	1	0
5,085	0	102	252	4,650	2,746
0	0	10	0	0	0
4,412	0	418	976	0	2,446
0	0	0	0	0	0
1,876,051	0	0	51,802	0	40,963
4,760	270	90	0	51,900	6,610
7,430	2,198	315	958	10,900	14,426
29	8	3	171	0	892
2	0	0	1	3	2
6,631,743	140,084	66,443	634,659	4,093,661	2,588,033

$0	$0	$24,305	$0	$0	$0
11,039	0	0	0	0	0
132,600	0	0	0	0	20,544

826	0	1	85	0	3,086
1,490	0	29	160	0	0
15	0	0	0	22,365	0
29	8	3	171	0	892
4,503,684	0	0	98,480	0	20,537
17,871	0	471	320	0	0
6,300	360	110	0	2	8,910
0	0	0	0	28	0
0	0	0	0	0	0
34	2	1	9	82	44
52	4	1	14	123	66
0	0	0	0	0	0
4,673,940	374	24,921	99,239	22,600	54,079

$1,957,803	$139,710	$41,522	$535,420	$4,071,061	$2,533,954

$2,081,389	$123,832	$72,146	$688,280	$4,072,705	$2,729,952
17,399	4,287	3,109	7,053	95	5,300
(141,990)	1,444	(35,355)	(166,668)	(145)	(156,488)
1,005	10,147	1,622	6,755	(1,594)	(44,810)

$1,957,803	$139,710	$41,522	$535,420	$4,071,061	$2,533,954

185,782	19,633	4,741	56,525	406,875	290,349

$10.54	$7.12	$8.76	$9.47	$10.01	$8.73

$4,723,098	$124,001	$61,999	$468,869	$4,027,801	$2,011,280
$15,796	$3,458	$2,950	$108,705	$0	$559,013
$0	$0	$10	$0	$0	$0
$132,368	$0	$0	$0	$0	$20,501
$11,583	$0	$(1,003)	$(542)	$0	$21,164

$5,011	$574	$226	$187	$1,355,902	$2,956

ANNUAL REPORT	MARCH 31, 2018	29

Consolidated Statements of Assets and Liabilities

March 31, 2018

(Amounts in thousands†, except per share amounts)	PIMCO International Portfolio	PIMCO Short Asset Portfolio	PIMCO Short-Term Floating NAV Portfolio III

Assets:
Investments, at value
Investments in securities*	$733,925	$16,168,315	$21,311,488
Investments in Affiliates	4	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	1476	0	0
Over the counter	7,994	8,143	4,300
Cash	0	49,710	13,743
Deposits with counterparty	22,056	11,397	110,790
Foreign currency, at value	27,226	654	1,538
Receivable for investments sold	74,531	222,240	6
Receivable for TBA investments sold	0	0	111,114
Receivable for Portfolio shares sold	1,820	0	0
Interest and/or dividends receivable	1,484	60,791	55,499
Reimbursement receivable from PIMCO	1	0	0
Other assets	0	0	1
Total Assets	870,517	16,521,250	21,608,479

Liabilities:
Borrowings & Other Financing Transactions
Payable for short sales	$0	$201,104	$112,163
Financial Derivative Instruments
Exchange-traded or centrally cleared	5,031	1,222	0
Over the counter	13,851	39,254	157,244
Payable for investments purchased	164,799	603,657	159,837
Deposits from counterparty	3,314	2,051	1,121
Payable for Portfolio shares redeemed	2,300	0	0
Overdraft due to custodian	6,748	0	0
Accrued investment advisory fees	11	0	0
Accrued supervisory and administrative fees	57	0	0
Total Liabilities	196,111	847,288	430,365

Net Assets	$674,406	$15,673,962	$21,178,114

Net Assets Consist of:
Paid in capital	$711,798	$15,688,384	$21,192,611
Undistributed (overdistributed) net investment income	(7,085)	4,266	8,617
Accumulated undistributed net realized gain (loss)	(13,760)	4,595	(26,732)
Net unrealized appreciation (depreciation)	(16,547)	(23,283)	3,618

Net Assets	$674,406	$15,673,962	$21,178,114

Shares Issued and Outstanding	88,987	1,566,966	2,142,866

Net Asset Value Per Share Outstanding:	$7.58	$10.00	$9.88

Cost of investments in securities	$729,572	$16,155,884	$21,154,071
Cost of investments in Affiliates	$4	$0	$0
Cost of foreign currency held	$27,284	$655	$1,535
Proceeds received on short sales	$0	$200,680	$111,114
Cost or premiums of financial derivative instruments, net	$2,557	$0	$0

* Includes repurchase agreements of:	$274,874	$898,787	$3,584,134

†	A zero balance may reflect actual amounts rounding to less than one thousand.

30	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Statements of Operations

Year Ended March 31, 2018
(Amounts in thousands†)	PIMCO Asset-Backed Securities Portfolio	PIMCO Emerging Markets Portfolio	PIMCO High Yield Portfolio	PIMCO Investment Grade Corporate Portfolio

Investment Income:
Interest, net of foreign taxes*	$125,661	$23,197	$38,096	$52,481
Dividends	0	0	76	1,251
Dividends from Investments in Affiliates	10,590	3,086	406	2,117
Total Income	136,251	26,283	38,578	55,849

Expenses:
Investment advisory fees	789	127	115	320
Supervisory and administrative fees	1,184	637	173	481
Trustee fees	23	4	4	10
Interest expense	79	72	1,197	212
Miscellaneous expense	20	3	12	8
Total Expenses	2,095	843	1,501	1,031
Waiver and/or Reimbursement by PIMCO	(23)	(4)	(4)	(10)
Net Expenses	2,072	839	1,497	1,021

Net Investment Income (Loss)	134,179	25,444	37,081	54,828

Net Realized Gain (Loss):
Investments in securities	(4,300)	6,516	24,133	25,254
Investments in Affiliates	(100)	(70)	(29)	(51)
Exchange-traded or centrally cleared financial derivative instruments	(2,645)	9,948	(4,417)	12,290
Over the counter financial derivative instruments	6,062	(12,884)	(2,011)	3,365
Short sales	0	0	0	6
Foreign currency	(13)	(4,393)	450	0

Net Realized Gain (Loss)	(996)	(883)	18,126	40,864

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	52,492	(6,190)	(11,304)	(29,209)
Investments in Affiliates	(63)	(4)	(163)	47
Exchange-traded or centrally cleared financial derivative instruments	3,788	5,870	(4,653)	(13,069)
Over the counter financial derivative instruments	4,867	12,838	(1,686)	(3,511)
Foreign currency assets and liabilities	800	148	(161)	23

Net Change in Unrealized Appreciation (Depreciation)	61,884	12,662	(17,967)	(45,719)

Net Increase (Decrease) in Net Assets Resulting from Operations	$195,067	$37,223	$37,240	$49,973

* Foreign tax withholdings	$0	$0	$1	$5

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL REPORT	MARCH 31, 2018	31

Statements of Operations (Cont.)

Year Ended March 31, 2018
(Amounts in thousands†)	PIMCO Long Duration Corporate Bond Portfolio	PIMCO Low Duration Portfolio	PIMCO Moderate Duration Portfolio	PIMCO Mortgage Portfolio	PIMCO Municipal Sector Portfolio

Investment Income:
Interest, net of foreign taxes*	$916,710	$8,736	$32,221	$58,807	$6,645
Dividends	5,468	0	0	0	0
Dividends from Investments in Affiliates	1,369	0	0	2,548	152
Total Income	923,547	8,736	32,221	61,355	6,797

Expenses:
Investment advisory fees	3,675	88	298	396	28
Supervisory and administrative fees	5,513	133	447	593	41
Trustee fees	111	2	9	12	1
Interest expense	46,152	170	37	697	0
Miscellaneous expense	90	2	7	10	1
Total Expenses	55,541	395	798	1,708	71
Waiver and/or Reimbursement by PIMCO	(111)	(2)	(9)	(12)	(1)
Net Expenses	55,430	393	789	1,696	70

Net Investment Income (Loss)	868,117	8,343	31,432	59,659	6,727

Net Realized Gain (Loss):
Investments in securities	168,654	(881)	(7,934)	(4,691)	1,995
Investments in Affiliates	36	0	0	(136)	(2)
Exchange-traded or centrally cleared financial derivative instruments	152,129	219	(2,772)	(1,152)	0
Over the counter financial derivative instruments	16,358	2	3	3,040	1
Short sales	0	0	0	64	0
Foreign currency	4,412	0	0	0	0

Net Realized Gain (Loss)	341,589	(660)	(10,703)	(2,875)	1,994

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	48,860	(4,289)	(12,894)	(24,747)	(5,559)
Investments in Affiliates	23	0	0	12	(1)
Exchange-traded or centrally cleared financial derivative instruments	(42,181)	(279)	338	6,176	0
Over the counter financial derivative instruments	(28,224)	4	(2)	(1,034)	0
Foreign currency assets and liabilities	1,628	0	(2)	7	0

Net Change in Unrealized Appreciation (Depreciation)	(19,894)	(4,564)	(12,560)	(19,586)	(5,560)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,189,812	$3,119	$8,169	$37,198	$3,161

* Foreign tax withholdings	$14	$6	$17	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

32	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

PIMCO Real Return Portfolio	PIMCO Short-Term Portfolio	PIMCO Short-Term Floating NAV Portfolio II	PIMCO U.S. Government Sector Portfolio

$7,458	$12,195	$71,833	$50,605
0	0	0	0
33	1,639	0	6,370
7,491	13,834	71,833	56,975

42	111	1,019	472
63	167	1,529	708
3	4	30	14
1,295	19	1	44
1	16	0	12
1,404	317	2,579	1,250
(2)	(4)	(6)	(14)
1,402	313	2,573	1,236

6,089	13,521	69,260	55,739

9,455	385	(90)	2,354
8	(22)	0	(84)
2,890	(1,005)	0	(13,433)
1,713	1,621	0	0
0	0	0	0
(272)	0	0	0

13,794	979	(90)	(11,163)

(3,611)	6,080	(2,217)	(3,721)
0	(5)	0	(75)
(3,429)	1,082	0	(39,750)
(4,554)	266	0	0
12	(1)	0	(11)

(11,582)	7,422	(2,217)	(43,557)

$8,301	$21,922	$66,953	$1,019

$0	$0	$0	$0

ANNUAL REPORT	MARCH 31, 2018	33

Consolidated Statements of Operations

Year Ended March 31, 2018
(Amounts in thousands†)	PIMCO International Portfolio	PIMCO Short Asset Portfolio(a)	PIMCO Short-Term Floating NAV Portfolio III

Investment Income:
Interest	$3,980	$119,527	$263,287
Dividends from Investments in Affiliates	180	0	0
Total Income	4,160	119,527	263,287

Expenses:
Investment advisory fees	134	0	0
Supervisory and administrative fees	670	0	0
Trustee fees	4	0	0
Interest expense	80	46	1,241
Miscellaneous expense	6	2	2
Total Expenses	894	48	1,243
Waiver and/or Reimbursement by PIMCO	(4)	0	0
Net Expenses	890	48	1,243

Net Investment Income (Loss)	3,270	119,479	262,044

Net Realized Gain (Loss):
Investments in securities	23,194	45,807	352,706
Investments in Affiliates	76	0	0
Exchange-traded or centrally cleared financial derivative instruments	(5,991)	26,219	0
Over the counter financial derivative instruments	(31,070)	(26,617)	(78,254)
Short Sales	0	56	0
Foreign currency	5,740	(12,136)	(178,362)

Net Realized Gain (Loss)	(8,051)	33,329	96,090

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	18,978	12,431	87,763
Investments in Affiliates	(72)	0	0
Exchange-traded or centrally cleared financial derivative instruments	(13,057)	(4,648)	0
Over the counter financial derivative instruments	(8,780)	(31,111)	(99,265)
Short Sales	0	47	0
Foreign currency assets and liabilities	1,027	(2)	235

Net Change in Unrealized Appreciation (Depreciation)	(1,904)	(23,283)	(11,267)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,685)	$129,525	$346,867

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Inception date through March 31, 2018

34	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Statements of Changes in Net Assets

	PIMCO Asset-Backed Securities Portfolio		PIMCO Emerging Markets Portfolio		PIMCO High Yield Portfolio		PIMCO Investment Grade Corporate Portfolio

(Amounts in thousands†)	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2018	Year Ended March 31, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$134,179	$113,308	$25,444	$34,616	$37,081	$58,165	$54,828	$79,323
Net realized gain (loss)	(996)	13,501	(883)	(2,520)	18,126	3,195	40,864	43,745
Net change in unrealized appreciation (depreciation)	61,884	67,817	12,662	11,410	(17,967)	63,916	(45,719)	1,372

Net Increase (Decrease) in Net Assets Resulting from Operations	195,067	194,626	37,223	43,506	37,240	125,276	49,973	124,440

Distributions to Shareholders:
From net investment income	(137,406)	(122,003)	(4,676)	(1,015)	(38,068)	(51,501)	(62,603)	(87,005)
From net realized capital gains	0	0	(228)	0	0	0	(27,158)	0
Tax basis return of capital	0	0	0	0	0	0	0	0

Total Distributions(a)	(137,406)	(122,003)	(4,904)	(1,015)	(38,068)	(51,501)	(89,761)	(87,005)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	815,492	1,372,164	(61,616)	(120,774)	(96,665)	(20,911)	248,309	(309,341)

Total Increase (Decrease) in Net Assets	873,153	1,444,787	(29,297)	(78,283)	(97,493)	52,864	208,521	(271,906)

Net Assets:
Beginning of year	3,559,098	2,114,311	685,703	763,986	635,591	582,727	1,773,544	2,045,450
End of year*	$4,432,251	$3,559,098	$656,406	$685,703	$538,098	$635,591	$1,982,065	$1,773,544

* Including undistributed (overdistributed) net investment income of:	$42,375	$33,793	$4,390	$(7,509)	$20,051	$24,966	$6,691	$12,555

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

ANNUAL REPORT	MARCH 31, 2018	35

Statements of Changes in Net Assets (Cont.)

	PIMCO Long Duration Corporate Bond Portfolio		PIMCO Low Duration Portfolio		PIMCO Moderate Duration Portfolio

(Amounts in thousands†)	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2018	Year Ended March 31, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$868,117	$916,196	$8,343	$3,147	$31,432	$14,127
Net realized gain (loss)	341,589	269,291	(660)	(397)	(10,703)	(7,855)
Net change in unrealized appreciation (depreciation)	(19,894)	108,944	(4,564)	414	(12,560)	(5,414)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,189,812	1,294,431	3,119	3,164	8,169	858

Distributions to Shareholders:
From net investment income	(1,025,014)	(875,030)	(7,401)	(2,650)	(29,001)	(13,102)
From net realized capital gains	(162,805)	(149,597)	0	0	0	(4,636)
Tax basis return of capital	0	0	0	0	0	0

Total Distributions(a)	(1,187,819)	(1,024,627)	(7,401)	(2,650)	(29,001)	(17,738)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	1,501,978	(1,267,242)	206,898	238,326	321,493	962,873

Total Increase (Decrease) in Net Assets	1,503,971	(997,438)	202,616	238,840	300,661	945,993

Net Assets:
Beginning of year	17,322,078	18,319,516	381,430	142,590	1,371,841	425,848
End of year*	$18,826,049	$17,322,078	$584,046	$381,430	$1,672,502	$1,371,841

* Including undistributed (overdistributed) net investment income of:	$96,250	$225,053	$1,589	$649	$6,174	$3,186

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

36	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

PIMCO Mortgage Portfolio		PIMCO Municipal Sector Portfolio		PIMCO Real Return Portfolio		PIMCO Short-Term Portfolio

Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2018	Year Ended March 31, 2017

$59,659	$57,058	$6,727	$7,377	$6,089	$42,514	$13,521	$18,376
(2,875)	(35,880)	1,994	(514)	13,794	20,039	979	125
(19,586)	4,074	(5,560)	(3,728)	(11,582)	(36,565)	7,422	10,697

37,198	25,252	3,161	3,135	8,301	25,988	21,922	29,198

(76,001)	(61,003)	(5,900)	(6,501)	(3,700)	(38,603)	(20,901)	(18,101)
0	0	0	(2,958)	0	0	0	0
0	0	0	0	0	0	0	0

(76,001)	(61,003)	(5,900)	(9,459)	(3,700)	(38,603)	(20,901)	(18,101)

(90,701)	340,532	(2,052)	(1,285)	(445,723)	(732,246)	(124,043)	(26,798)

(129,504)	304,781	(4,791)	(7,609)	(441,122)	(744,861)	(123,022)	(15,701)

2,087,307	1,782,526	144,501	152,110	482,644	1,227,505	658,442	674,143
$1,957,803	$2,087,307	$139,710	$144,501	$41,522	$482,644	$535,420	$658,442

$17,399	$23,195	$4,287	$3,460	$3,109	$891	$7,053	$10,674

ANNUAL REPORT	MARCH 31, 2018	37

Statements of Changes in Net Assets (Cont.)

	PIMCO Short-Term Floating NAV Portfolio II		PIMCO U.S. Government Sector Portfolio

(Amounts in thousands†)	Year Ended March 31, 2018	Year Ended March 31, 2017	Year Ended March 31, 2018	Year Ended March 31, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$69,260	$36,432	$55,739	$53,454
Net realized gain (loss)	(90)	503	(11,163)	(84,592)
Net change in unrealized appreciation (depreciation)	(2,217)	647	(43,557)	17,479

Net Increase (Decrease) in Net Assets Resulting from Operations	66,953	37,582	1,019	(13,659)

Distributions to Shareholders:
From net investment income	(69,360)	(36,459)	(47,450)	(48,114)
From net realized capital gains	0	(272)	0	0
Tax basis return of capital	0	0	0	0

Total Distributions(a)	(69,360)	(36,731)	(47,450)	(48,114)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(932,552)	559,240	428,189	206,439

Total Increase (Decrease) in Net Assets	(934,959)	560,091	381,758	144,666

Net Assets:
Beginning of year	5,006,020	4,445,929	2,152,196	2,007,530
End of year*	$4,071,061	$5,006,020	$2,533,954	$2,152,196

* Including undistributed (overdistributed) net investment income of:	$95	$23	$5,300	$3,721

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

38	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Statements of Changes in Net Assets

	PIMCO International Portfolio		PIMCO Short Asset Portfolio	PIMCO Short-Term Floating NAV Portfolio III

(Amounts in thousands†)	Year Ended March 31, 2018	Year Ended March 31, 2017	Inception date through March 31, 2018	Year Ended March 31, 2018	Year Ended March 31, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$3,270	$5,184	$119,479	$262,044	$111,920
Net realized gain (loss)	(8,051)	(50,038)	33,329	96,090	99,026
Net change in unrealized appreciation (depreciation)	(1,904)	16,507	(23,283)	(11,267)	(54,275)

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,685)	(28,347)	129,525	346,867	156,671

Distributions to Shareholders:
From net investment income	0	0	(138,927)	(355,372)	(149,282)
From net realized capital gains	0	0	(5,020)	0	0
Tax basis return of capital	0	0	0	0	0

Total Distributions(a)	0	0	(143,947)	(355,372)	(149,282)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions**	(13,863)	(106,554)	15,688,384	(2,741,414)	5,485,857

Total Increase (Decrease) in Net Assets	(20,548)	(134,901)	15,673,962	(2,749,919)	5,493,246

Net Assets:
Beginning of year	694,954	829,855	0	23,928,033	18,434,787
End of year*	$674,406	$694,954	$15,673,962	$21,178,114	$23,928,033

* Including undistributed (overdistributed) net investment income of:	$(7,085)	$(15,139)	$4,266	$8,617	$10,491

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

ANNUAL REPORT	MARCH 31, 2018	39

Statements of Cash Flows

Year Ended March 31, 2018
(Amounts in thousands†)	PIMCO High Yield Portfolio	PIMCO Long Duration Corporate Bond Portfolio	PIMCO Real Return Portfolio

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$37,240	$1,189,812	$8,301

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(225,134)	(16,837,404)	(610,931)
Proceeds from sales of long-term securities	429,017	16,129,346	1,383,806
(Purchases) Proceeds from sales of short-term portfolio investments, net	(22,273)	(713,550)	10,658
(Increase) decrease in deposits with counterparty	2,024	5,618	2,894
(Increase) decrease in receivable for investments sold	(223)	243,385	52,127
(Increase) decrease in interest and/or dividends receivable	899	(6,085)	2,638
(Increase) decrease in dividends receivable from Affiliates	(56)	(215)	4
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	(8,784)	100,707	(624)
Proceeds from (Payments on) over the counter financial derivative instruments	(2,945)	3,021	1,979
Increase (decrease) in payable for investments purchased	(21,697)	(403,334)	(83,923)
Increase (decrease) in deposits from counterparty	(630)	(5,177)	(4,826)
Increase (decrease) in accrued investment advisory fees	(2)	13	(8)
Increase (decrease) in accrued supervisory and administrative fees	(4)	21	(13)
(Increase) decrease in recoupment payable to Manager Increase (Decrease) in reimbursement receivable from PIMCO	1	27	3
Proceeds from (Payments on) short sales transactions, net	5,269	0	(2,103)
Proceeds from (Payments on) foreign currency transactions	414	6,040	(260)
Increase (decrease) in other liabilities	(83)	(12)	(1)
Net Realized (Gain) Loss
Investments in securities	(24,133)	(168,654)	(9,455)
Investments in Affiliates	29	(36)	(8)
Exchange-traded or centrally cleared financial derivative instruments	4,417	(152,129)	(2,890)
Over the counter financial derivative instruments	2,011	(16,358)	(1,713)
Foreign currency	(450)	(4,412)	272
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	11,304	(48,860)	3,611
Investments in Affiliates	163	(23)	0
Exchange-traded or centrally cleared financial derivative instruments	4,653	42,181	3,429
Over the counter financial derivative instruments	1,686	28,224	4,554
Foreign currency assets and liabilities	161	(1,628)	(12)
Non Cash Payment in Kind	(716)	(640)	0
Net amortization (accretion) on investments	109	23,775	2,546

Net Cash Provided by (Used for) Operating Activities	192,267	(586,347)	760,055

Cash Flows Received from (Used for) Financing Activities:
Proceeds from shares sold	179,904	5,635,386	157,810
Payments on shares redeemed	(303,403)	(5,167,982)	(607,175)
Increase (decrease) in overdraft due to custodian	(8,716)	0	(193)
Cash distributions paid*	(1,322)	(1,971)	(38)
Proceeds from reverse repurchase agreements	468,047	57,147,092	1,839,178
Payments on reverse repurchase agreements	(526,440)	(57,076,558)	(2,150,459)
Proceeds from sale-buyback transactions	0	13,529,590	778,432
Payments on sale-buyback transactions	0	(13,457,317)	(778,432)

Net Cash Received from (Used for) Financing Activities	(191,930)	608,240	(760,877)

Net Increase (Decrease) in Cash and Foreign Currency	337	21,893	(822)

Cash and Foreign Currency:
Beginning of year	0	10,590	833
End of year	$337	$32,483	$11

* Reinvestment of distributions	$36,746	$1,185,848	$3,662

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the year	$1,172	$42,966	$1,489

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the year, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

40	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Asset-Backed Securities Portfolio

March 31, 2018

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.7%

CORPORATE BONDS & NOTES 1.0%

BANKING & FINANCE 0.8%
Ambac Assurance Corp.
5.100% due 06/07/2020	$43	$57
Ambac LSNI LLC
6.811% due 02/12/2023 ~	207	210
Preferred Term Securities Ltd.
2.475% (US0003M + 0.350%) due 03/22/2038 ~	32,588	30,470
3.146% (US0003M + 0.860%) due 07/03/2033 ~	3,553	3,233

		33,970

INDUSTRIALS 0.2%
CVS Pass-Through Trust
5.880% due 01/10/2028	1,210	1,291
Times Square Hotel Trust
8.528% due 08/01/2026	4,655	5,364
UAL Pass-Through Trust
6.636% due 01/02/2024	969	1,017

		7,672

Total Corporate Bonds & Notes (Cost $40,023)		41,642

MUNICIPAL BONDS & NOTES 0.1%

TEXAS 0.0%
North Texas Higher Education Authority, Inc., Revenue Bonds, Series 2011
2.795% due 04/01/2040 ~	538	546

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,295	3,274

Total Municipal Bonds & Notes (Cost $3,648)		3,820

U.S. GOVERNMENT AGENCIES 13.6%
Fannie Mae
1.861% (LIBOR01M + 0.120%) due 05/25/2032 ~	11	11
1.932% (LIBOR01M + 0.060%) due 07/25/2037 ~	2,200	2,165
2.002% (LIBOR01M + 0.130%) due 03/25/2036 ~	37	36
2.112% (US0001M + 0.240%) due 08/25/2031 ~	132	129
2.171% (LIBOR01M + 0.550%) due 12/25/2021 ~	3	3
2.208% (LIBOR01M + 0.400%) due 09/17/2027 ~	2	2
2.322% (LIBOR01M + 0.450%) due 06/25/2021 - 02/25/2033 ~	103	103
2.346% (COF 11 + 1.600%) due 05/01/2025 ~	3	3
2.372% (LIBOR01M + 0.500%) due 01/25/2020 - 03/25/2022 ~	14	14
2.401% (12MTA + 1.200%) due 03/01/2044 - 10/01/2044 ~	74	77
2.408% (LIBOR01M + 0.600%) due 11/18/2031 ~	3	3
2.460% (T10Y - 0.450%) due 12/25/2021 ~	1	1
2.500% due 02/01/2023 - 02/01/2033	492	490
2.522% (LIBOR01M + 0.650%) due 11/25/2031 ~	46	47
2.572% (LIBOR01M + 0.700%) due 04/25/2022 ~	2	2
2.601% (12MTA + 1.400%) due 11/01/2030 - 10/01/2040 ~	42	44

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.622% (LIBOR01M + 0.750%) due 05/25/2022 ~	$6	$7
2.722% (LIBOR01M + 0.850%) due 05/25/2018 - 10/25/2020 ~	2	2
2.772% (LIBOR01M + 0.900%) due 08/25/2023 ~	8	9
2.869% (H15T1Y + 2.058%) due 05/01/2036 ~	6	7
2.872% (LIBOR01M + 1.000%) due 12/25/2023 - 04/25/2032 ~	18	18
2.918% (US0001M + 1.418%) due 02/01/2033 ~	180	184
2.938% (H15T1Y + 2.113%) due 05/01/2034 ~	44	46
3.000% (PRIME - 1.500%) due 12/25/2023 ~	14	15
3.000% due 12/01/2026 - 12/01/2046	26,701	26,725
3.000% (H15T1Y + 2.125%) due 04/01/2032 ~	14	14
3.008% (US0006M + 1.425%) due 03/01/2035 ~	18	18
3.014% (US0006M + 1.414%) due 06/01/2033 ~	13	13
3.022% (LIBOR01M + 1.150%) due 10/25/2022 - 09/25/2023 ~	8	8
3.110% (12MTA + 1.893%) due 11/01/2035 ~	2	2
3.130% (H15T1Y + 2.005%) due 03/01/2030 ~	10	10
3.156% (US0012M + 1.378%) due 03/01/2035 ~	14	14
3.161% (US0012M + 1.318%) due 01/01/2035 ~	10	10
3.164% (US0006M + 1.636%) due 04/01/2036 ~	5	5
3.166% (US0012M + 1.300%) due 02/01/2035 ~	9	9
3.186% (US0006M + 1.565%) due 07/01/2035 ~	23	24
3.200% (H15T1Y + 2.075%) due 08/01/2033 ~	9	10
3.215% (US0006M + 1.413%) due 09/01/2033 ~	28	29
3.250% (COF FD + 1.750%) due 10/01/2028 - 12/01/2028 ~	7	7
3.250% (US0012M + 1.500%) due 11/01/2034 ~	3	3
3.260% (H15T1Y + 2.135%) due 08/01/2032 ~	4	4
3.285% (US0006M + 1.785%) due 11/01/2034 ~	15	16
3.313% (H15T1Y + 2.063%) due 11/01/2032 ~	37	38
3.324% (US0006M + 1.824%) due 12/01/2033 ~	1	1
3.332% (US0006M + 1.575%) due 08/01/2033 ~	29	30
3.340% (H15T1Y + 2.340%) due 05/01/2031 ~	5	5
3.344% (H15T1Y + 2.253%) due 09/01/2033 ~	11	11
3.345% (H15T1Y + 2.095%) due 10/01/2031 ~	5	6
3.346% (H15T1Y + 2.210%) due 07/01/2033 ~	9	10
3.355% (H15T1Y + 2.355%) due 06/01/2033 ~	10	10
3.370% (H15T1Y + 2.120%) due 09/01/2030 ~	19	20
3.372% (US0012M + 1.622%) due 09/01/2033 ~	14	14
3.374% (H15T1Y + 2.124%) due 10/01/2032 ~	19	20
3.375% (H15T1Y + 2.125%) due 12/01/2036 ~	15	16
3.391% (US0012M + 1.641%) due 10/01/2034 ~	8	8
3.395% (H15T1Y + 2.048%) due 12/01/2035 ~	18	19

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.419% (US0012M + 1.605%) due 04/01/2033 ~	$14	$14
3.454% (H15T1Y + 2.289%) due 04/01/2034 ~	3	3
3.454% (US0012M + 1.709%) due 12/01/2036 ~	24	25
3.463% (H15T1Y + 2.007%) due 02/01/2035 ~	11	11
3.483% (US0012M + 1.750%) due 10/01/2033 ~	2	2
3.500% (H15T1Y + 2.250%) due 09/01/2032 ~	16	17
3.500% (US0012M + 1.750%) due 09/01/2033 ~	10	10
3.500% due 03/01/2040 - 03/01/2048	23,342	23,427
3.507% (US0012M + 1.641%) due 07/01/2033 ~	13	14
3.517% (US0012M + 1.691%) due 03/01/2035 ~	11	11
3.525% (H15T1Y + 2.275%) due 01/01/2033 ~	24	25
3.540% (US0012M + 1.790%) due 12/01/2036 ~	22	23
3.569% (US0012M + 1.614%) due 03/01/2033 ~	1	1
3.590% (US0012M + 1.715%) due 05/01/2033 ~	31	32
3.634% (US0012M + 1.829%) due 01/01/2037 ~	8	9
3.660% (COF 11 + 1.250%) due 05/01/2036 ~	14	14
3.717% (H15T1Y + 2.845%) due 06/01/2033 ~	76	79
3.726% (US0012M + 1.752%) due 03/01/2032 ~	25	25
3.730% (US0012M + 1.980%) due 08/01/2035 ~	20	21
3.734% (US0012M + 1.947%) due 04/01/2036 ~	16	17
3.875% (H15T1Y + 2.125%) due 03/01/2029 ~	6	6
4.000% due 11/25/2033 - 12/01/2047	17,926	18,420
4.250% (COF 11 + 1.250%) due 10/01/2027 ~	1	1
5.000% due 06/25/2023 - 11/25/2032	440	487
5.500% due 08/01/2018 - 09/25/2035	1,582	1,894
6.500% due 06/25/2028	29	31
7.000% due 07/25/2042	5	6
7.500% due 08/25/2021 - 07/25/2022	18	19
8.500% due 09/01/2021 - 04/01/2032	81	84
13.729% (- 1.0*LIBOR01M + 15.600%) due 08/25/2021 ~	5	5
Fannie Mae, TBA
2.500% due 05/01/2033	20,000	19,568
3.000% due 05/01/2033 - 05/01/2048	27,100	26,685
3.500% due 04/01/2048 - 06/01/2048	238,000	238,017
4.000% due 04/01/2048 - 06/01/2048	169,000	173,106
Freddie Mac
0.713% due 12/25/2022 ~(a)	90,538	1,912
2.027% (LIBOR01M + 0.250%) due 10/15/2032 ~	10	10
2.127% (LIBOR01M + 0.350%) due 12/15/2029 ~	12	12
2.132% (LIBOR01M + 0.260%) due 08/25/2031 ~	79	78
2.227% (LIBOR01M + 0.450%) due 12/15/2031 ~	4	4
2.232% (LIBOR01M + 0.360%) due 10/25/2029 ~	1	1
2.238% (LIBOR01M + 0.650%) due 03/15/2020 ~	1	1

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	41

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.263% (12MTA + 1.200%) due 02/25/2045 ~	$19	$20
2.270% due 09/25/2023	201	201
2.327% (LIBOR01M + 0.550%) due 04/15/2022 - 08/15/2031 ~	13	13
2.401% (12MTA + 1.200%) due 10/25/2044 ~	3,028	3,067
2.477% (LIBOR01M + 0.700%) due 06/15/2022 ~	3	3
2.601% (12MTA + 1.400%) due 07/25/2044 ~	687	689
2.727% (LIBOR01M + 0.950%) due 02/15/2021 ~	2	2
2.760% (T7Y - 0.050%) due 10/15/2022 ~	4	4
2.800% (T3M + 1.100%) due 05/15/2023 ~	12	12
2.877% (LIBOR01M + 1.100%) due 05/15/2023 ~	4	4
3.000% due 09/01/2046 - 02/01/2048	60,143	58,664
3.001% (H15T1Y + 2.208%) due 04/01/2032 ~	81	83
3.073% (H15T1Y + 2.230%) due 04/01/2034 ~	20	21
3.098% (H15T1Y + 2.223%) due 04/01/2033 ~	3	3
3.099% (US0012M + 1.345%) due 09/01/2035 ~	10	11
3.151% (H15T1Y + 2.151%) due 11/01/2027 ~	43	43
3.185% (H15T1Y + 2.185%) due 02/01/2022 ~	1	1
3.272% (H15T1Y + 2.121%) due 09/01/2028 ~	16	16
3.338% (H15T1Y + 2.107%) due 10/01/2034 ~	21	22
3.392% (H15T1Y + 2.225%) due 09/01/2033 ~	41	43
3.406% (H15T1Y + 2.248%) due 01/01/2035 ~	9	9
3.425% (H15T1Y + 2.206%) due 10/01/2033 ~	3	3
3.434% (US0012M + 1.677%) due 01/01/2035 ~	15	15
3.477% (H15T1Y + 2.455%) due 08/01/2023 ~	7	7
3.487% (H15T1Y + 2.237%) due 11/01/2034 ~	32	34
3.487% (US0012M + 1.737%) due 01/01/2035 ~	7	7
3.490% (H15T1Y + 2.240%) due 11/01/2023 ~	2	2
3.500% (H15T1Y + 2.250%) due 11/01/2034 ~	33	35
3.515% (H15T1Y + 2.230%) due 12/01/2033 ~	46	48
3.530% (US0012M + 1.625%) due 02/01/2035 ~	7	7
3.539% (H15T1Y + 2.136%) due 03/01/2028 ~	4	4
3.544% (H15T1Y + 2.395%) due 03/01/2032 ~	49	50
3.554% (US0012M + 1.678%) due 02/01/2035 ~	14	15
3.582% (H15T1Y + 2.280%) due 02/01/2026 ~	3	3
3.584% (H15T1Y + 2.108%) due 02/01/2035 ~	21	22
3.590% (US0012M + 1.840%) due 09/01/2035 ~	12	13
3.659% (US0012M + 1.867%) due 07/01/2037 ~	16	17
3.722% (US0012M + 1.972%) due 04/01/2035 ~	145	148
3.725% (US0012M + 1.975%) due 03/01/2033 ~	5	5
3.728% (H15T1Y + 2.402%) due 03/01/2030 ~	11	11
3.864% (H15T1Y + 2.395%) due 02/01/2036 ~	16	17

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.919% (H15T1Y + 2.230%) due 03/01/2034 ~	$24	$26
3.937% (H15T1Y + 2.250%) due 02/01/2035 ~	30	32
4.000% due 10/15/2033	51	52
4.334% (H15T7Y + 2.420%) due 05/01/2026 ~	9	9
5.000% due 02/15/2036	314	336
5.500% due 05/15/2036	26	29
5.820% (COF 11 + 1.250%) due 08/01/2031 ~	42	46
6.500% due 03/15/2021 - 07/25/2043	496	562
7.000% due 06/15/2029	12	13
7.500% due 02/15/2023 - 01/15/2031	9	10
8.000% due 03/15/2023	13	14
Ginnie Mae
2.025% (US0001M + 0.450%) due 02/20/2061 ~	443	444
2.222% (LIBOR01M + 0.400%) due 02/20/2029 ~	1	1
2.325% (US0001M + 0.750%) due 09/20/2063 ~	3,853	3,890
2.375% (H15T1Y + 1.500%) due 01/20/2023 - 02/20/2030 ~	56	59
2.625% (H15T1Y + 1.500%) due 04/20/2021 - 05/20/2032 ~	78	81
2.750% (H15T1Y + 1.500%) due 07/20/2029 - 09/20/2033 ~	108	112
2.875% (H15T1Y + 2.000%) due 01/20/2034 ~	13	13
3.000% (H15T1Y + 1.500%) due 04/20/2018 - 04/20/2019 ~	1	1
3.125% (H15T1Y + 1.500%) due 10/20/2026 - 10/20/2033 ~	54	56

Total U.S. Government Agencies (Cost $604,217)		603,854

U.S. TREASURY OBLIGATIONS 1.1%
U.S. Treasury Notes
1.500% due 08/31/2018 (h)	12,100	12,081
2.125% due 08/15/2021 (f)(h)	38,000	37,585

Total U.S. Treasury Obligations (Cost $51,173)		49,666

NON-AGENCY MORTGAGE-BACKED SECURITIES 27.2%
Adjustable Rate Mortgage Trust
2.412% (US0001M + 0.540%) due 11/25/2035 ~	974	969
2.432% (US0001M + 0.560%) due 11/25/2035 ~	1,694	1,656
3.748% due 04/25/2035 ~	238	241
American Home Mortgage Assets Trust
6.250% due 11/25/2046	23,647	20,871
American Home Mortgage Investment Trust
4.168% (US0006M + 2.000%) due 06/25/2045 ~	3,408	3,424
Banc of America Alternative Loan Trust
6.000% due 04/25/2037	3,556	3,088
Banc of America Funding Trust
2.012% (US0001M + 0.190%) due 10/20/2036 ~	6,407	5,765
3.596% due 10/20/2046 ^~	634	540
3.700% due 09/20/2046 ~	2,027	1,933
4.028% due 01/20/2047 ^~	17	16
Banc of America Mortgage Trust
3.603% due 10/25/2035 ^~	765	743
3.621% due 12/25/2033 ~	85	84
3.622% due 05/25/2033 ~	106	106
3.677% due 11/25/2033 ~	25	25
3.801% due 06/25/2035 ~	771	750
3.826% due 06/25/2034 ~	407	406
Bancorp Commercial Mortgage Trust
2.590% due 08/15/2032 ~	20,514	20,542
2.940% due 08/15/2032 ~	11,000	11,023
3.340% due 08/15/2032 ~	7,300	7,328

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Barclays UBS Trust
2.892% due 06/05/2030	$27,000	$26,388
BBCMS Trust
1.194% due 02/15/2033 ~(a)	82,400	1,803
2.477% due 02/15/2033 ~	33,400	33,468
2.827% due 02/15/2033 ~	11,200	11,212
3.027% due 02/15/2033 ~	8,200	8,214
3.827% due 02/15/2033 ~	5,550	5,560
4.877% due 02/15/2033 ~	35,400	35,504
BCAP LLC Trust
3.735% due 06/26/2035 ~	1,616	1,595
Bear Stearns Adjustable Rate Mortgage Trust
2.782% due 11/25/2030 ~	42	40
3.258% due 05/25/2034 ~	60	55
3.450% due 02/25/2036 ^~	220	209
3.505% due 02/25/2035 ~	1,376	1,319
3.532% due 11/25/2034 ~	358	352
3.659% due 04/25/2034 ~	87	87
3.669% due 08/25/2035 ~	2,202	2,254
3.728% due 02/25/2033 ~	6	6
3.750% due 10/25/2034 ~	86	83
3.753% due 07/25/2034 ~	1	1
3.765% due 05/25/2047 ^~	745	720
3.777% due 05/25/2033 ~	217	200
3.800% due 10/25/2034 ~	3	3
3.808% due 01/25/2034 ~	65	66
Bear Stearns ALT-A Trust
3.383% due 12/25/2033 ~	519	529
3.409% due 07/25/2035 ~	21,742	20,297
3.434% due 02/25/2036 ^~	4,841	4,315
3.453% due 04/25/2035 ~	102	101
3.500% due 01/25/2036 ^~	691	684
3.503% due 08/25/2036 ^~	1,699	1,321
3.584% due 11/25/2035 ^~	1,892	1,603
3.860% due 08/25/2036 ^~	1,668	1,312
Bear Stearns Asset-Backed Securities Trust
5.500% due 01/25/2034	39	39
5.500% due 12/25/2035	105	92
5.750% due 10/25/2033	393	407
6.000% due 06/25/2034	543	549
Bear Stearns Mortgage Securities, Inc.
3.945% due 06/25/2030 ~	12	13
Bear Stearns Structured Products, Inc. Trust
3.319% due 12/26/2046 ~	6,216	5,490
3.633% due 01/26/2036 ~	1,211	1,079
Bella Vista Mortgage Trust
2.058% (LIBOR01M + 0.250%) due 05/20/2045 ~	4,055	2,994
2.612% (US0001M + 0.740%) due 02/25/2035 ~	6,498	5,213
BXP Trust
3.379% due 06/13/2039	18,200	18,064
Chase Mortgage Finance Trust
3.373% due 12/25/2035 ^~	1,930	1,907
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.079% due 01/25/2035 ~	628	572
Citigroup Commercial Mortgage Trust
2.607% due 12/15/2036 ~	9,200	9,224
2.927% due 12/15/2036 ~	1,800	1,805
3.098% due 04/10/2049	21,462	21,143
Citigroup Global Markets Mortgage Securities, Inc.
2.372% (US0001M + 0.500%) due 05/25/2032 ~	41	41
3.740% due 09/25/2033 ~	3	3
8.500% due 05/25/2032	153	154
Citigroup Mortgage Loan Trust
2.421% (US0001M + 0.800%) due 08/25/2035 ^~	306	288
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~	33	33
3.545% due 08/25/2035 ~	510	513
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~	48	49
3.710% (H15T1Y + 2.400%) due 11/25/2035 ~	2,790	2,799

42	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
2.202% (US0001M + 0.330%) due 12/25/2034 ~	$327	$306
2.830% (H15T1Y + 1.800%) due 09/25/2035 ~	2,063	2,022
Community Program Loan Trust
4.500% due 04/01/2029	109	109
Core Industrial Trust
3.040% due 02/10/2034	10,500	10,506
3.292% due 02/10/2037	5,000	5,012
Countrywide Alternative Loan Trust
2.002% (US0001M + 0.180%) due 02/20/2047 ^~	2,955	2,424
2.017% (US0001M + 0.195%) due 12/20/2046 ^~	13,602	11,612
2.022% (US0001M + 0.200%) due 07/20/2046 ^~	1,048	776
2.032% (US0001M + 0.160%) due 07/25/2036 ~	5,086	4,944
2.032% (US0001M + 0.210%) due 03/20/2046 ~	490	418
2.062% (US0001M + 0.190%) due 09/25/2046 ^~	665	612
2.072% (US0001M + 0.200%) due 06/25/2037 ~	960	919
2.122% (US0001M + 0.250%) due 05/25/2035 ~	182	162
2.123% (12MTA + 0.840%) due 03/25/2047 ^~	5,493	4,555
2.142% (US0001M + 0.320%) due 11/20/2035 ~	422	395
2.142% (US0001M + 0.270%) due 02/25/2036 ~	173	152
2.152% (US0001M + 0.280%) due 12/25/2035 ~	635	610
2.162% (US0001M + 0.290%) due 11/25/2035 ~	6,217	5,493
2.283% (12MTA + 1.000%) due 02/25/2036 ~	1,078	984
2.342% due 08/25/2035 ~	6,145	5,808
2.372% (US0001M + 0.500%) due 05/25/2035 ^~	382	346
2.372% (US0001M + 0.500%) due 06/25/2035 ~	2,914	2,802
2.492% (US0001M + 0.620%) due 10/25/2035 ~	2,874	2,599
2.512% (US0001M + 0.640%) due 07/25/2035 ~	11,446	11,242
2.532% (US0001M + 0.660%) due 10/25/2035 ~	5,403	4,565
2.533% (12MTA + 1.250%) due 11/25/2047 ^~	9,935	8,400
2.642% (US0001M + 0.770%) due 11/25/2035 ~	3,128	2,985
2.663% (12MTA + 1.380%) due 11/25/2047 ^~	18,121	15,438
5.500% due 11/25/2035 ^	1,757	1,536
5.500% due 03/25/2036 ^	121	95
5.750% (US0001M + 1.000%) due 03/25/2037 ^~	500	447
6.250% due 12/25/2033	47	48
6.500% due 11/25/2031	120	126
Countrywide Home Loan Mortgage Pass-Through Trust
2.452% (US0001M + 0.580%) due 04/25/2035 ~	38	35
2.472% (US0001M + 0.600%) due 03/25/2035 ~	35	33
2.512% (US0001M + 0.640%) due 03/25/2035 ~	2,820	2,685
2.552% (US0001M + 0.680%) due 02/25/2035 ~	107	104
2.572% (US0001M + 0.700%) due 02/25/2035 ~	796	740
2.580% due 04/25/2035 ^~	104	32
2.652% (US0001M + 0.780%) due 02/25/2035 ~	153	148
2.792% (US0001M + 0.920%) due 09/25/2034 ~	180	147
3.213% due 06/19/2031 ~	2	2
3.412% due 08/25/2034 ~	139	135

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.462% (US0012M + 1.750%) due 02/20/2036 ^~	$230	$204
3.498% due 08/25/2034 ^~	1,254	1,227
3.520% due 02/20/2035 ~	386	390
3.537% (US0012M + 1.750%) due 02/20/2036 ^~	227	209
3.647% due 02/25/2034 ~	61	61
3.697% due 02/19/2034 ~	29	27
3.708% due 02/19/2034 ~	20	20
3.838% due 07/19/2033 ~	106	105
4.013% due 05/19/2033 ~	11	12
6.000% due 11/25/2037	221	194
Credit Suisse First Boston Mortgage Securities Corp.
2.195% due 03/25/2032 ~	123	117
3.022% (US0001M + 1.150%) due 09/25/2034 ^~	1,743	1,715
3.345% due 06/25/2033 ~	438	440
3.350% due 12/25/2033 ~	366	363
3.515% due 12/25/2032 ^~	45	39
5.750% due 04/25/2033	16	16
6.250% due 07/25/2035	478	513
7.000% due 02/25/2033	23	24
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.093% due 07/25/2033 ~	16	16
3.666% due 10/25/2033 ~	155	155
5.500% due 11/25/2035	290	285
Credit Suisse Mortgage Capital Certificates
5.750% due 12/26/2035	501	477
Credit Suisse Mortgage Capital LLC
3.304% due 09/15/2037	10,000	9,917
Deutsche ALT-A Securities, Inc.
2.052% (US0001M + 0.180%) due 01/25/2047 ~	8,568	7,555
Downey Savings & Loan Association Mortgage Loan Trust
2.223% (12MTA + 0.940%) due 04/19/2047 ~	751	733
First Horizon Alternative Mortgage Securities Trust
3.337% due 03/25/2035 ~	246	205
3.342% due 06/25/2034 ~	2,081	2,072
3.351% due 07/25/2035 ~	15,027	14,778
3.357% due 09/25/2034 ~	2,110	2,094
First Horizon Mortgage Pass-Through Trust
3.732% due 02/25/2035 ~	110	111
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049 ~	2,797	2,811
GMAC Mortgage Corp. Loan Trust
4.172% due 05/25/2035 ~	29	28
GreenPoint Mortgage Funding Trust
2.082% (US0001M + 0.210%) due 04/25/2036 ~	304	280
2.142% (US0001M + 0.270%) due 07/25/2035 ~	625	624
2.332% (US0001M + 0.460%) due 06/25/2045 ~	21,001	19,433
GS Mortgage Securities Corp. Trust
3.551% due 04/10/2034	7,490	7,617
GSMPS Mortgage Loan Trust
2.222% (US0001M + 0.350%) due 09/25/2035 ~	28,591	25,924
2.222% (US0001M + 0.350%) due 01/25/2036 ~	34,997	30,435
7.000% due 06/25/2043	598	670
8.000% due 09/19/2027 ~	290	289
GSR Mortgage Loan Trust
2.222% (US0001M + 0.350%) due 01/25/2034 ~	10	10
3.658% due 01/25/2036 ^~	441	438
3.680% due 04/25/2035 ~	1,260	1,251
3.731% due 09/25/2035 ~	270	278
3.850% due 04/25/2035 ~	932	942
6.000% due 03/25/2032	1	1
HarborView Mortgage Loan Trust
1.988% (US0001M + 0.180%) due 07/19/2046 ^~	3,247	2,155
1.998% (US0001M + 0.190%) due 02/19/2046 ~	467	459

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.048% (LIBOR01M + 0.240%) due 03/19/2036 ~	$384	$333
2.248% (US0001M + 0.440%) due 05/19/2035 ~	299	289
2.288% (US0001M + 0.480%) due 06/19/2035 ~	15,722	15,502
2.508% (US0001M + 0.700%) due 01/19/2035 ~	39	35
2.627% (COF 11 + 1.850%) due 06/19/2045 ^~	330	220
3.247% due 11/19/2034 ~	16	16
3.865% due 12/19/2035 ^~	18	17
3.886% due 08/19/2034 ~	173	171
Hudsons Bay Simon JV Trust
3.914% due 08/05/2034	12,661	12,622
Impac CMB Trust
2.772% (US0001M + 0.900%) due 10/25/2033 ~	141	140
Impac Secured Assets Corp.
2.812% (US0001M + 0.940%) due 11/25/2034 ~	10	10
Impac Secured Assets Trust
2.222% (US0001M + 0.350%) due 05/25/2036 ~	114	109
2.302% (US0001M + 0.430%) due 08/25/2036 ~	327	323
IndyMac Adjustable Rate Mortgage Trust
2.779% due 01/25/2032 ~	10	10
IndyMac Mortgage Loan Trust
1.992% (US0001M + 0.120%) due 07/25/2036 ~	25,654	24,233
2.062% (US0001M + 0.190%) due 09/25/2046 ~	734	682
2.102% (US0001M + 0.230%) due 07/25/2046 ~	30,391	28,808
2.172% (US0001M + 0.300%) due 06/25/2037 ^~	160	100
2.352% (US0001M + 0.480%) due 04/25/2035 ~	198	190
2.432% (US0001M + 0.560%) due 03/25/2035 ~	123	121
2.512% (US0001M + 0.640%) due 02/25/2035 ~	1,811	1,768
2.512% (US0001M + 0.640%) due 07/25/2045 ~	61	59
2.672% (US0001M + 0.800%) due 11/25/2034 ~	5,048	4,571
3.092% (US0001M + 1.220%) due 09/25/2034 ~	155	142
3.392% due 06/25/2036 ~	1,779	1,745
3.507% due 06/25/2036 ~	2,753	2,264
3.626% due 02/25/2036 ~	7,513	6,826
InTown Hotel Portfolio Trust
2.477% due 01/15/2033 ~	4,600	4,610
2.827% due 01/15/2033 ~	2,600	2,606
3.027% due 01/15/2033 ~	2,900	2,908
3.827% due 01/15/2033 ~	8,100	8,128
JPMorgan Alternative Loan Trust
2.131% (US0001M + 0.500%) due 06/27/2037 ~	3,395	3,058
3.152% due 10/25/2036 ~	7,065	6,509
11.562% due 06/27/2037 ~	15,071	9,914
JPMorgan Chase Commercial Mortgage Securities Trust
2.627% due 10/15/2032 ~	10,900	10,912
2.713% due 08/15/2049	11,200	10,861
2.877% due 10/15/2032 ~	3,500	3,510
3.177% due 10/15/2032 ~	3,600	3,613
3.917% due 10/15/2032 ~	5,540	5,540
JPMorgan Mortgage Trust
3.405% due 07/25/2035 ~	5,052	5,159
3.410% due 10/25/2035 ^~	79	71
3.648% due 10/25/2035 ~	222	210
3.681% due 04/25/2035 ~	79	80
3.733% due 06/25/2035 ~	173	162
5.000% due 07/25/2036	601	566
Ladder Capital Commercial Mortgage Mortgage Trust
2.666% due 09/15/2034 ~	41,100	41,162
3.036% due 09/15/2034 ~	8,800	8,817

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	43

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lehman Mortgage Trust
5.500% due 02/25/2036 ^	$396	$346
Lehman XS Trust
2.102% (US0001M + 0.230%) due 04/25/2046 ^~	1,353	1,302
MASTR Adjustable Rate Mortgages Trust
2.202% (US0001M + 0.330%) due 12/25/2034 ~	966	848
3.354% due 12/25/2033 ~	113	110
3.382% due 07/25/2035 ~	17,412	13,518
3.999% due 01/25/2034 ~	1	1
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.477% (US0001M + 0.700%) due 11/15/2031 ~	101	101
Merrill Lynch Mortgage Investors Trust
2.492% (US0001M + 0.620%) due 08/25/2028 ~	13	13
2.512% (US0001M + 0.640%) due 10/25/2028 ~	157	155
2.612% (US0001M + 0.740%) due 03/25/2028 ~	27	26
3.027% due 01/25/2029 ~	7	7
3.371% due 04/25/2035 ~	26	25
3.667% due 11/25/2035 ~	11,422	11,566
3.682% due 08/25/2033 ~	188	34
Morgan Stanley Mortgage Loan Trust
2.132% (US0001M + 0.260%) due 03/25/2036 ~	2,904	2,397
2.142% (US0001M + 0.270%) due 09/25/2035 ~	364	365
3.588% due 10/25/2034 ~	75	75
Motel 6 Trust
2.697% due 08/15/2034 ~	20,247	20,340
2.967% due 08/15/2034 ~	17,679	17,761
3.927% due 08/15/2034 ~	1,778	1,790
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034 ^	634	622
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.254% due 10/25/2034	6,871	6,625
RBS Acceptance, Inc.
4.109% due 06/25/2024 ~	10	10
RBSSP Resecuritization Trust
3.371% (US0001M + 1.750%) due 12/26/2037 ~	2,431	2,470
Residential Accredit Loans, Inc. Trust
2.062% (US0001M + 0.190%) due 04/25/2046 ~	1,326	1,261
2.072% (US0001M + 0.200%) due 10/25/2046 ~	26,123	24,369
2.082% (US0001M + 0.210%) due 06/25/2037 ~	300	266
4.105% due 09/25/2034 ~	10	10
6.500% due 10/25/2036 ^	3,370	3,162
Residential Asset Securitization Trust
2.222% (US0001M + 0.350%) due 10/25/2018 ~	12	12
2.322% (US0001M + 0.450%) due 02/25/2034 ~	43	40
2.322% (US0001M + 0.450%) due 04/25/2035 ~	882	719
6.250% due 08/25/2036	3,373	3,063
6.500% due 04/25/2037 ^	5,094	2,947
Residential Funding Mortgage Securities, Inc. Trust
2.272% (US0001M + 0.400%) due 07/25/2018 ~	2	2
3.766% due 06/25/2035 ~	886	890
4.514% due 02/25/2036 ^~	101	92
RiverView HECM Trust
2.550% (T1Y + 0.500%) due 05/25/2047 «~	25,665	21,751
SACO, Inc.
7.000% due 08/25/2036	8	8
Sequoia Mortgage Trust
2.071% (US0006M + 0.520%) due 05/20/2034 ~	590	571

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.282% (US0001M + 0.460%) due 02/20/2035 ~	$126	$125
2.442% (US0001M + 0.620%) due 11/20/2034 ~	51	50
2.508% (US0001M + 0.700%) due 10/19/2026 ~	55	55
2.526% (US0006M + 0.600%) due 02/20/2034 ~	228	219
2.582% (US0001M + 0.760%) due 10/20/2027 ~	14	14
2.622% (US0001M + 0.800%) due 10/20/2027 ~	34	33
2.784% due 06/20/2034 ~	122	121
2.972% due 08/20/2034 ~	128	130
3.182% (US0001M + 1.360%) due 10/20/2027 ~	375	370
3.193% due 01/20/2047 ^~	1,018	837
3.269% due 09/20/2032 ~	32	32
SG Commercial Mortgage Securities Trust
2.895% due 10/10/2048	3,000	2,940
Stonemont Portfolio Trust
2.672% due 08/20/2030 ~	6,100	6,116
2.922% due 08/20/2030 ~	2,500	2,507
Structured Adjustable Rate Mortgage Loan Trust
2.212% (US0001M + 0.340%) due 08/25/2035 ~	410	407
2.607% (US0001M + 0.735%) due 06/25/2034 ~	586	570
2.682% (12MTA + 1.400%) due 01/25/2035 ~	715	673
2.683% (12MTA + 1.400%) due 05/25/2035 ~	954	797
3.652% due 02/25/2036 ^~	1,391	1,349
3.689% due 02/25/2034 ~	116	116
3.813% due 04/25/2034 ~	99	100
Structured Asset Mortgage Investments Trust
2.152% (US0001M + 0.280%) due 02/25/2036 ^~	352	336
2.182% (US0001M + 0.310%) due 12/25/2035 ^~	5,718	5,210
2.408% (US0001M + 0.600%) due 07/19/2034 ~	1,049	954
2.412% (US0001M + 0.540%) due 08/25/2035 ~	6,416	6,198
2.508% (US0001M + 0.700%) due 03/19/2034 ~	319	304
2.648% (US0001M + 0.840%) due 10/19/2033 ~	106	99
Structured Asset Mortgage Investments, Inc.
1.186% due 05/02/2030 ~	74	12
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^	1,458	1,308
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.980% due 06/25/2033 ~	245	244
4.180% due 07/25/2032 ~	6	6
Tharaldson Hotel Portfolio Trust
2.490% due 11/11/2034 ~	14,000	14,034
2.840% due 11/11/2034 ~	26,500	26,572
3.090% due 11/11/2034 ~	13,200	13,241
3.740% due 11/11/2034 ~	22,100	22,184
Travelers Mortgage Services, Inc.
1.904% due 09/25/2018 ~	4	4
Wachovia Bank Commercial Mortgage Trust
0.855% due 10/15/2041 ~(a)	2,447	0
Wachovia Mortgage Loan Trust LLC
3.681% due 10/20/2035 ~	522	483
Waldorf Astoria Boca Raton Trust
3.827% (LIBOR01M + 2.050%) due 06/15/2029 ~	8,400	8,407
WaMu Mortgage Backed Pass-Through Certificates
2.660% due 12/19/2039 ~	241	232
WaMu Mortgage Pass-Through Certificates Trust
1.900% due 11/25/2041 ~	5	5
2.123% (12MTA + 0.840%) due 11/25/2046 ~	26,751	23,252
2.132% (US0001M + 0.260%) due 11/25/2045 ~	4,634	4,593

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.142% (US0001M + 0.270%) due 12/25/2045 ~	$5,286	$5,196
2.242% (US0001M + 0.370%) due 05/25/2034 ~	32,543	29,884
2.262% (US0001M + 0.390%) due 10/25/2044 ~	768	768
2.277% (COF 11 + 1.500%) due 08/25/2046 ~	6,029	5,875
2.283% (12MTA + 1.000%) due 08/25/2046 ~	16,839	15,852
2.292% (US0001M + 0.420%) due 06/25/2044 ~	3,735	3,646
2.372% (US0001M + 0.500%) due 07/25/2044 ~	46	46
2.452% (US0001M + 0.580%) due 07/25/2045 ~	398	394
2.612% (US0001M + 0.740%) due 11/25/2034 ~	271	268
2.683% (12MTA + 1.400%) due 06/25/2042 ~	296	286
2.683% (12MTA + 1.400%) due 08/25/2042 ~	320	311
3.221% due 08/25/2033 ~	19	18
3.268% due 06/25/2034 ~	104	106
3.456% due 03/25/2033 ~	199	201
3.611% due 01/25/2033 ~	2,069	2,112
Washington Mutual Mortgage Pass-Through Certificates Trust
2.113% (12MTA + 0.830%) due 11/25/2046 ~	17,383	15,004
2.522% (US0001M + 0.650%) due 10/25/2035 ~	921	795
3.286% due 12/25/2032 ~	274	275
3.355% due 11/25/2030 ~	33	33
3.426% due 02/25/2033 ~	12	12
5.750% due 03/25/2033	163	169
Wells Fargo Commercial Mortgage Trust
2.600% due 12/13/2031 ~	21,320	21,386
2.850% due 12/13/2031 ~	17,700	17,754
3.595% due 12/13/2031 ~	1,242	1,244
Wells Fargo Mortgage Loan Trust
3.574% due 09/27/2036 ~	2,763	2,546
Wells Fargo Mortgage-Backed Securities Trust
2.372% (US0001M + 0.500%) due 07/25/2037 ^~	313	283
3.495% due 07/25/2036 ^~	331	335
3.530% due 05/25/2035 ~	134	133
3.567% due 11/25/2033 ~	65	66
3.701% due 12/25/2036 ~	200	187
3.755% due 03/25/2036 ~	3,392	3,429
3.758% due 03/25/2036 ~	112	109
4.019% due 03/25/2036 ^~	2,009	2,003
6.000% due 08/25/2037 ^	325	317

Total Non-Agency Mortgage-Backed Securities (Cost $1,157,036)		1,207,164

ASSET-BACKED SECURITIES 49.7%
ABFS Mortgage Loan Trust
6.785% due 07/15/2033	998	760
Accredited Mortgage Loan Trust
2.002% (US0001M + 0.130%) due 02/25/2037 ~	4,828	4,818
2.952% (US0001M + 1.080%) due 04/25/2035 ~	1,570	1,590
ACE Securities Corp. Home Equity Loan Trust
2.922% (US0001M + 1.050%) due 12/25/2033 ~	478	475
2.922% (US0001M + 1.050%) due 07/25/2034 ~	144	144
AFC Home Equity Loan Trust
2.472% (LIBOR01M + 0.600%) due 06/25/2028 ~	365	354
2.542% (LIBOR01M + 0.670%) due 04/25/2028 ~	20	20
American Home Mortgage Investment Trust
2.232% (US0001M + 0.360%) due 08/25/2035 ~	8	6

44	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.452% (US0001M + 0.580%) due 10/25/2035 ~	$14,780	$14,439
2.787% (US0001M + 0.915%) due 01/25/2035 ~	793	794
2.922% (US0001M + 1.050%) due 11/25/2034 ~	7,513	7,523
2.982% (US0001M + 1.110%) due 03/25/2035 ~	6,305	6,210
3.222% (US0001M + 1.350%) due 02/25/2033 ~	1,008	999
Amortizing Residential Collateral Trust
2.452% (US0001M + 0.580%) due 07/25/2032 ~	18	18
2.572% (US0001M + 0.700%) due 08/25/2032 ~	10	10
2.872% (US0001M + 1.000%) due 10/25/2034 ~	4,221	4,262
Amresco Residential Securities Corp. Mortgage Loan Trust
2.367% (US0001M + 0.495%) due 06/25/2028 ~	23	23
Arbor Realty Commercial Real Estate Notes Ltd.
3.077% (US0001M + 1.300%) due 04/15/2027 ~	6,100	6,153
Ares CLO Ltd.
2.912% (US0003M + 1.190%) due 04/17/2026 ~	1,000	1,001
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.212% (US0001M + 0.340%) due 11/25/2035 ~	646	647
2.362% (US0001M + 0.490%) due 10/25/2035 ~	1,000	1,001
2.922% (US0001M + 1.050%) due 10/25/2033 ~	410	413
2.922% (US0001M + 1.050%) due 11/25/2034 ~	2,413	2,448
4.452% (US0001M + 2.580%) due 01/25/2034 ~	2,334	2,311
Asset-Backed Funding Certificates Trust
2.552% (US0001M + 0.680%) due 04/25/2033 ~	682	674
2.892% (US0001M + 1.020%) due 03/25/2032 ~	613	615
Asset-Backed Securities Corp. Home Equity Loan Trust
2.297% (US0001M + 0.520%) due 06/15/2031 ~	113	103
2.817% (US0001M + 0.945%) due 09/25/2034 ~	518	525
3.127% (US0001M + 1.350%) due 04/15/2033 ~	53	53
Atrium CDO Corp.
2.672% (US0003M + 0.950%) due 07/16/2025 ~	21,578	21,580
2.884% (US0003M + 1.140%) due 10/23/2025 ~	8,950	8,957
B2R Mortgage Trust
2.567% due 06/15/2049	16,286	15,906
Bank of The West Auto Trust
1.780% due 02/15/2021	20,000	19,904
Bear Stearns Asset-Backed Securities Trust
1.733% (US0001M + 0.500%) due 09/25/2034 ~	106	103
2.022% (US0001M + 0.150%) due 07/25/2036 ~	12,580	12,438
2.032% (US0001M + 0.160%) due 08/25/2036 ~	950	1,103
2.272% (US0001M + 0.400%) due 03/25/2035 ~	170	171
2.272% (US0001M + 0.400%) due 02/25/2036 ~	1,705	1,710
2.292% (US0001M + 0.420%) due 07/25/2036 ~	623	625
2.362% (US0001M + 0.490%) due 06/25/2036 ~	156	156

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.532% (US0001M + 0.660%) due 10/25/2032 ~	$27	$28
2.572% (US0001M + 0.700%) due 11/25/2035 ^~	1,825	1,487
2.672% (LIBOR01M + 0.800%) due 10/27/2032 ~	22	21
2.772% (US0001M + 0.900%) due 12/25/2033 ~	368	369
2.832% (US0001M + 0.960%) due 04/25/2035 ~	2,119	2,129
2.872% (US0001M + 1.000%) due 10/25/2037 ~	5,397	3,369
2.872% (US0001M + 1.000%) due 11/25/2042 ~	147	146
3.052% (US0001M + 1.180%) due 06/25/2043 ~	622	616
3.072% (US0001M + 1.200%) due 10/25/2032 ~	88	89
3.072% (US0001M + 1.200%) due 10/25/2034 ~	4,077	4,106
3.122% (US0001M + 1.250%) due 08/25/2037 ~	5,676	5,652
3.372% (US0001M + 1.500%) due 11/25/2042 ~	90	92
3.522% (US0001M + 1.650%) due 11/25/2042 ~	1,107	1,067
3.558% due 07/25/2036 ~	540	384
Bear Stearns Second Lien Trust
3.072% (US0001M + 1.200%) due 01/25/2036 ~	5,000	4,886
Bowman Park CLO Ltd.
3.100% (US0003M + 1.180%) due 11/23/2025 ~	33,600	33,614
Carlyle Global Market Strategies CLO Ltd.
3.210% (US0003M + 1.450%) due 07/27/2026 ~	16,900	16,916
CDC Mortgage Capital Trust
2.492% (US0001M + 0.620%) due 01/25/2033 ~	18	18
2.922% (US0001M + 1.050%) due 01/25/2033 ~	307	304
Cent CLO Ltd.
2.970% (US0003M + 1.210%) due 07/27/2026 ~	10,400	10,412
Centex Home Equity Loan Trust
2.562% (US0001M + 0.690%) due 09/25/2034 ~	121	120
2.592% (US0001M + 0.720%) due 06/25/2034 ~	535	528
5.660% due 09/25/2034	666	693
Chase Funding Trust
2.452% (US0001M + 0.580%) due 11/25/2034 ~	2	2
2.772% (US0001M + 0.900%) due 05/25/2033 ~	7,049	6,792
4.537% due 09/25/2032	2	2
CIFC Funding Ltd.
3.144% (US0003M + 1.200%) due 05/24/2026 ~	33,700	33,722
CIT Group Home Equity Loan Trust
2.847% (LIBOR01M + 0.975%) due 12/25/2031 ~	177	170
Citibank Credit Card Issuance Trust
2.152% (LIBOR01M + 0.280%) due 05/26/2020 ~	17,900	17,907
Citigroup Mortgage Loan Trust
1.952% (US0001M + 0.080%) due 01/25/2037 ~	185	132
2.322% (US0001M + 0.450%) due 11/25/2045 ~	5,375	5,316
Citigroup Mortgage Loan Trust, Inc.
2.142% (US0001M + 0.270%) due 06/25/2037 ~	8,198	6,500
2.817% (US0001M + 0.945%) due 08/25/2035 ~	3,317	3,203
5.550% due 08/25/2035	452	453
5.629% due 08/25/2035	2,512	2,482

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Conseco Finance Corp.
2.477% (LIBOR01M + 0.700%) due 08/15/2033 ~	$18	$18
6.220% due 03/01/2030	710	758
6.240% due 12/01/2028	26	27
6.760% due 03/01/2030 ~	61	65
6.810% due 12/01/2028 ~	501	519
6.870% due 04/01/2030 ~	11	11
Conseco Finance Securitizations Corp.
8.260% due 12/01/2030 ~	24,804	16,080
Countrywide Asset-Backed Certificates
2.022% (US0001M + 0.150%) due 01/25/2037 ~	29,849	28,832
2.042% (US0001M + 0.170%) due 06/25/2037 ~	6,976	6,961
2.062% (US0001M + 0.190%) due 11/25/2037 ~	1,034	1,016
2.122% (US0001M + 0.250%) due 01/25/2037 ~	8,725	8,291
2.142% (US0001M + 0.270%) due 09/25/2036 ~	3,925	3,870
2.242% (US0001M + 0.370%) due 04/25/2036 ~	466	457
2.332% (US0001M + 0.460%) due 04/25/2036 ~	6,475	5,552
2.352% (LIBOR01M + 0.480%) due 12/25/2031 ^~	1,063	984
2.472% (US0001M + 0.600%) due 11/25/2033 ~	10	10
2.492% (US0001M + 0.620%) due 09/25/2033 ~	2,449	2,396
2.512% (US0001M + 0.640%) due 12/25/2035 ~	6,500	6,153
2.552% (US0001M + 0.680%) due 06/25/2033 ~	10	10
2.572% (US0001M + 0.700%) due 11/25/2035 ~	811	812
2.672% (US0001M + 0.800%) due 03/25/2033 ~	605	599
2.742% (US0001M + 0.870%) due 04/25/2034 ~	1,167	1,159
2.772% (US0001M + 0.900%) due 05/25/2032 ~	166	162
2.847% (US0001M + 0.975%) due 06/25/2035 ~	29	29
2.872% (US0001M + 1.000%) due 09/25/2032 ~	188	181
2.922% (US0001M + 1.050%) due 08/25/2035 ~	2,573	2,606
5.125% due 12/25/2034 ~	3,873	3,822
5.219% due 01/25/2034 ~	42	42
Countrywide Asset-Backed Certificates Trust
2.012% (US0001M + 0.140%) due 03/25/2047 ~	5,655	5,634
2.022% (US0001M + 0.150%) due 09/25/2046 ~	29,710	29,530
2.122% (US0001M + 0.250%) due 04/25/2046 ^~	17,429	16,563
2.332% (US0001M + 0.460%) due 09/25/2034 ~	11	12
2.352% (US0001M + 0.480%) due 05/25/2036 ~	50,400	46,533
2.362% (US0001M + 0.490%) due 02/25/2036 ~	5,198	5,213
2.402% (US0001M + 0.530%) due 02/25/2036 ~	4,696	4,667
2.602% (US0001M + 0.730%) due 04/25/2036 ~	5,500	4,887
2.612% (US0001M + 0.740%) due 12/25/2034 ~	30	29
2.652% (US0001M + 0.780%) due 11/25/2034 ~	794	789
2.847% (US0001M + 0.975%) due 10/25/2034 ~	1,713	1,701
4.455% due 05/25/2036 ^	333	318
CPS Auto Receivables Trust
1.620% due 01/15/2020	4,322	4,315

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	45

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse First Boston Mortgage Securities Corp.
2.232% (US0001M + 0.360%) due 05/25/2044 ~	$23	$23
2.492% (US0001M + 0.620%) due 01/25/2032 ~	12	12
Credit-Based Asset Servicing and Securitization LLC
2.532% (US0001M + 0.660%) due 04/25/2036 ~	6	6
3.794% due 12/25/2035	77	77
6.780% due 05/25/2035	400	399
CVP Cascade CLO Ltd.
2.872% (US0003M + 1.150%) due 01/16/2026 ~	22,400	22,420
CWHEQ Revolving Home Equity Loan Trust
1.967% (US0001M + 0.190%) due 04/15/2032 ~	5,051	4,825
DT Auto Owner Trust
1.560% due 06/15/2020	144	144
EFS Volunteer LLC
2.752% (US0001M + 0.880%) due 07/26/2027 ~	235	236
EMC Mortgage Loan Trust
2.322% (US0001M + 0.450%) due 12/25/2042 ~	121	121
3.372% (LIBOR01M + 1.500%) due 08/25/2040 ~	324	319
Encore Credit Receivables Trust
2.802% (US0001M + 0.930%) due 11/25/2035 ~	10,000	9,776
EquiFirst Mortgage Loan Trust
4.250% due 09/25/2033	276	283
Equity One Mortgage Pass-Through Trust
2.372% (US0001M + 0.500%) due 07/25/2034 ~	63	60
2.472% (US0001M + 0.600%) due 04/25/2034 ~	1,134	1,014
2.552% (US0001M + 0.680%) due 07/25/2034 ~	4	3
Figueroa CLO Ltd.
3.452% (US0003M + 1.250%) due 06/20/2027 ~	16,950	16,973
First Franklin Mortgage Loan Trust
1.982% (US0001M + 0.110%) due 12/25/2037 ~	1,183	870
2.352% (US0001M + 0.480%) due 12/25/2035 ~	3,509	3,531
First NLC Trust
2.012% (US0001M + 0.140%) due 08/25/2037 ~	38,079	24,359
2.152% (US0001M + 0.280%) due 08/25/2037 ~	2,080	1,353
Ford Credit Auto Owner Trust
1.160% due 11/15/2019	2,379	2,373
Fremont Home Loan Trust
2.007% (US0001M + 0.135%) due 10/25/2036 ~	56,591	50,810
GoldenTree Loan Opportunities Ltd.
2.895% (US0003M + 1.150%) due 04/25/2025 ~	3,211	3,213
GSAMP Trust
2.172% (US0001M + 0.300%) due 10/25/2036 ^~	5,551	571
2.222% (US0001M + 0.350%) due 01/25/2045 ~	12	12
2.607% (US0001M + 0.735%) due 09/25/2035 ^~	25,137	24,658
2.697% (US0001M + 0.825%) due 03/25/2034 ~	1,062	1,053
2.847% (US0001M + 0.975%) due 08/25/2033 ~	10	9
Home Equity Asset Trust
2.472% (US0001M + 0.600%) due 11/25/2032 ~	1	1
2.667% (US0001M + 0.795%) due 07/25/2034 ~	375	375

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.787% (US0001M + 0.915%) due 03/25/2035 ~	$6,691	$6,659
2.792% (US0001M + 0.920%) due 02/25/2033 ~	1	1
Home Equity Mortgage Loan Asset-Backed Trust
2.032% (US0001M + 0.160%) due 07/25/2037 ~	119	79
2.072% (US0001M + 0.200%) due 03/25/2036 ~	12,019	11,404
Home Equity Mortgage Trust
5.800% due 05/25/2036 ^	66	60
5.821% due 04/25/2035	80	81
HSI Asset Loan Obligation Trust
1.932% (US0001M + 0.060%) due 12/25/2036 ~	13	6
HSI Asset Securitization Corp. Trust
2.232% (US0001M + 0.360%) due 12/25/2035 ~	6,910	6,857
Hyundai Auto Lease Securitization Trust
1.690% due 12/16/2019	51,410	51,205
IMC Home Equity Loan Trust
7.310% due 11/20/2028	22	22
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
3.897% (US0001M + 2.025%) due 07/25/2034 ~	597	603
IXIS Real Estate Capital Trust
1.972% (US0001M + 0.100%) due 01/25/2037 ~	14,215	7,354
2.102% (US0001M + 0.230%) due 01/25/2037 ~	51,929	28,136
Jamestown CLO Ltd.
2.951% (US0003M + 1.220%) due 01/17/2027 ~	7,200	7,207
JPMorgan Mortgage Acquisition Corp.
2.522% (US0001M + 0.650%) due 12/25/2035 ~	5,000	4,669
JPMorgan Mortgage Acquisition Trust
1.952% (US0001M + 0.080%) due 08/25/2036 ~	2	1
1.982% (US0001M + 0.110%) due 08/25/2036 ~	1,577	1,253
2.022% (US0001M + 0.150%) due 07/25/2036 ~	55	56
LA Arena Funding LLC
7.656% due 12/15/2026	740	761
Lehman XS Trust
2.022% (US0001M + 0.150%) due 04/25/2037 ^~	37	32
Limerock CLO Ltd.
3.034% (US0003M + 1.300%) due 04/18/2026 ~	19,972	19,989
Long Beach Mortgage Loan Trust
2.022% (US0001M + 0.150%) due 05/25/2036 ~	21,458	14,677
2.532% (US0001M + 0.660%) due 01/25/2046 ~	12	12
2.727% (US0001M + 0.855%) due 07/25/2034 ~	202	202
2.922% (US0001M + 1.050%) due 10/25/2034 ~	83	83
3.297% (US0001M + 1.425%) due 03/25/2032 ~	200	201
Madison Park Funding Ltd.
3.005% (US0003M + 1.260%) due 07/20/2026 ~	5,000	5,000
Massachusetts Educational Financing Authority
2.695% (US0003M + 0.950%) due 04/25/2038 ~	596	600
Mastr Asset Backed Securities Trust
2.002% (US0001M + 0.130%) due 08/25/2036 ~	17,230	11,541
2.471% (LIBOR01M + 0.850%) due 05/25/2037 ~	630	82
2.622% (US0001M + 0.750%) due 12/25/2034 ^~	1,339	1,350

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.697% (US0001M + 0.825%) due 10/25/2034 ~	$1,131	$1,138
Mercedes-Benz Auto Lease Trust
2.200% due 04/15/2020	19,100	19,049
Merrill Lynch First Franklin Mortgage Loan Trust
3.372% (US0001M + 1.500%) due 10/25/2037 ~	340	344
Merrill Lynch Mortgage Investors Trust
1.932% (US0001M + 0.060%) due 10/25/2037 ^~	327	109
1.952% (US0001M + 0.080%) due 09/25/2037 ~	102	37
1.962% (US0001M + 0.090%) due 06/25/2037 ~	822	356
Mid-State Capital Corp. Trust
6.005% due 08/15/2037	1,935	2,102
Morgan Stanley ABS Capital, Inc. Trust
1.932% (US0001M + 0.060%) due 05/25/2037 ~	146	133
1.972% (US0001M + 0.100%) due 11/25/2036 ~	11,300	7,560
2.002% (US0001M + 0.130%) due 01/25/2037 ~	71,678	38,666
2.022% (US0001M + 0.150%) due 06/25/2036 ~	2,034	1,806
2.202% (US0001M + 0.330%) due 03/25/2036 ~	19,943	13,033
2.212% (US0001M + 0.340%) due 03/25/2037 ~	27,148	14,565
3.872% (US0001M + 2.000%) due 07/25/2037 ^~	404	64
4.272% (US0001M + 2.400%) due 08/25/2034 ~	178	179
Morgan Stanley Dean Witter Capital, Inc. Trust
3.222% (US0001M + 1.350%) due 02/25/2033 ~	103	103
4.347% (US0001M + 2.475%) due 01/25/2032 ~	312	299
Morgan Stanley Mortgage Loan Trust
2.192% (US0001M + 0.320%) due 11/25/2036 ~	1,744	836
MP CLO Ltd.
2.922% (US0003M + 1.200%) due 01/15/2027 ~	40,120	40,139
National Collegiate Student Loan Trust
1.891% (US0001M + 0.270%) due 03/26/2029 ~	34,159	33,606
Navient Private Education Loan Trust
2.177% due 12/16/2058 ~	26,103	26,144
2.650% due 12/15/2028	5,989	5,946
3.910% due 12/15/2045	9,107	9,264
Navient Student Loan Trust
2.472% (US0001M + 0.600%) due 06/25/2065 ~	4,346	4,352
2.722% (US0001M + 0.850%) due 06/25/2065 ~	8,400	8,479
2.922% (US0001M + 1.050%) due 12/27/2066 ~	15,222	15,446
Nelder Grove CLO Ltd.
3.284% (US0003M + 1.300%) due 08/28/2026 ~	33,700	33,756
New Century Home Equity Loan Trust
2.052% (US0001M + 0.180%) due 05/25/2036 ~	345	324
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.492% (US0001M + 0.620%) due 01/25/2036 ~	487	528
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.202% (US0001M + 0.330%) due 03/25/2036 ~	7,620	6,438
North Carolina State Education Assistance Authority
2.545% (US0003M + 0.800%) due 07/25/2036 ~	4,400	4,370

46	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NovaStar Mortgage Funding Trust
1.972% (US0001M + 0.100%) due 03/25/2037 ~	$14	$7
2.652% (LIBOR01M + 0.780%) due 05/25/2033 ~	2	2
Oaktree CLO Ltd.
2.965% (US0003M + 1.220%) due 10/20/2026 ~	26,200	26,246
Ocean Trails CLO
2.720% due 08/13/2025 ~	12,336	12,338
Option One Mortgage Loan Trust
2.652% (US0001M + 0.780%) due 02/25/2035 ~	804	754
2.667% (US0001M + 0.795%) due 05/25/2034 ~	20	19
2.672% (US0001M + 0.800%) due 02/25/2035 ~	14	14
Option One Mortgage Loan Trust Asset-Backed Certificates
2.322% (LIBOR01M + 0.500%) due 08/20/2030 ~	3	3
OSCAR U.S. Funding Trust LLC
2.418% due 04/12/2021 «~	19,200	19,211
2.910% due 04/12/2021 «	6,800	6,801
OZLM Ltd.
2.965% (US0003M + 1.220%) due 01/20/2027 ~	18,500	18,520
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.607% (US0001M + 0.735%) due 03/25/2035 ~	2,500	2,515
2.847% (US0001M + 0.975%) due 10/25/2034 ~	451	454
2.922% (US0001M + 1.050%) due 10/25/2034 ~	11,119	11,254
2.982% (US0001M + 1.110%) due 12/25/2034 ~	54	54
Popular ABS Mortgage Pass-Through Trust
2.332% (US0001M + 0.460%) due 09/25/2035 ~	3,346	3,357
3.932% due 01/25/2036 ^	208	192
Prestige Auto Receivables Trust
1.800% due 11/16/2020	18,574	18,504
RAAC Trust
2.212% (US0001M + 0.340%) due 02/25/2036 ~	7,650	7,619
2.272% (US0001M + 0.400%) due 06/25/2047 ~	4,889	4,894
2.352% (US0001M + 0.480%) due 03/25/2037 ~	2,539	2,546
3.072% (US0001M + 1.200%) due 09/25/2047 ~	7,159	7,130
4.372% (US0001M + 2.500%) due 12/25/2035 ~	1,447	1,486
Renaissance Home Equity Loan Trust
2.972% (US0001M + 1.100%) due 09/25/2037 ~	724	420
3.072% (US0001M + 1.200%) due 08/25/2032 ~	1,565	1,549
3.112% (US0001M + 1.240%) due 03/25/2033 ~	14	13
4.934% due 08/25/2035	116	118
Residential Asset Mortgage Products Trust
2.172% (US0001M + 0.300%) due 05/25/2036 ^~	27,118	23,538
2.652% (US0001M + 0.780%) due 02/25/2033 ~	3	3
Residential Asset Securities Corp. Trust
2.022% (US0001M + 0.150%) due 01/25/2037 ~	6,682	6,535
2.122% (US0001M + 0.250%) due 04/25/2037 ~	15,898	15,674
2.132% (US0001M + 0.260%) due 07/25/2036 ~	11,700	11,390
2.142% (US0001M + 0.270%) due 05/25/2037 ~	3,720	3,700

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.302% (US0001M + 0.430%) due 01/25/2036 ~	$15,400	$13,010
2.452% (US0001M + 0.580%) due 06/25/2033 ~	881	746
2.517% (US0001M + 0.645%) due 03/25/2035 ~	2,298	2,305
2.667% (US0001M + 0.795%) due 01/25/2035 ~	45	45
5.120% due 12/25/2033 ~	284	292
Residential Funding Home Loan Trust
6.730% due 06/25/2037	5,000	5,032
SACO Trust
2.232% (US0001M + 0.360%) due 05/25/2036 ~	732	719
2.392% (US0001M + 0.520%) due 06/25/2036 ^~	143	133
SACO, Inc.
2.622% (US0001M + 0.750%) due 07/25/2035 ~	941	937
Salomon Mortgage Loan Trust
2.772% (US0001M + 0.900%) due 11/25/2033 ~	403	404
Saxon Asset Securities Trust
2.372% (US0001M + 0.500%) due 03/25/2032 ~	224	223
2.412% (US0001M + 0.540%) due 03/25/2035 ~	685	660
3.622% (US0001M + 1.750%) due 12/25/2037 ~	21,398	22,035
Securitized Asset-Backed Receivables LLC Trust
1.922% (US0001M + 0.050%) due 10/25/2036 ^~	929	436
2.022% (US0001M + 0.150%) due 12/25/2036 ~	28,919	17,754
Security National Mortgage Loan Trust
2.522% (US0001M + 0.650%) due 11/25/2034 ~	433	429
SG Mortgage Securities Trust
2.002% (US0001M + 0.130%) due 07/25/2036 ~	63,973	38,970
SLC Student Loan Trust
2.819% (US0003M + 0.875%) due 11/25/2042 ~	3,220	3,261
3.025% (US0003M + 0.900%) due 06/15/2021 ~	5,400	5,438
SLM Private Education Loan Trust
4.027% (US0001M + 2.250%) due 06/16/2042 ~	22,605	23,457
4.540% due 10/17/2044	7,238	7,368
SLM Student Loan Trust
1.785% (US0003M + 0.040%) due 04/25/2019 ~	11,627	11,540
1.855% (US0003M + 0.110%) due 01/27/2025 ~	9,869	9,858
2.245% (US0003M + 0.500%) due 04/25/2024 ~	20,359	20,405
2.645% (US0003M + 0.900%) due 07/25/2023 ~	17,100	17,219
2.895% (US0003M + 1.150%) due 04/25/2019 ~	8,734	8,751
3.245% (US0003M + 1.500%) due 04/25/2023 ~	35,900	36,813
3.325% (US0003M + 1.200%) due 12/15/2033 ~	31,692	32,224
3.445% (US0003M + 1.700%) due 07/25/2023 ~	22,700	23,310
SoFi Professional Loan Program LLC
1.550% due 03/26/2040	25,437	25,227
1.830% due 05/25/2040	12,701	12,637
1.860% due 11/26/2040	40,732	40,310
Sound Point CLO Ltd.
2.582% due 04/15/2027 ~	3,000	3,002
Soundview Home Loan Trust
2.042% (US0001M + 0.170%) due 07/25/2037 ~	54,494	47,955
2.042% (US0001M + 0.170%) due 08/25/2037 ~	41,165	36,917

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.132% (US0001M + 0.260%) due 12/25/2035 ~	$109	$109
2.772% (US0001M + 0.900%) due 10/25/2037 ~	113,739	97,638
2.872% (US0001M + 1.000%) due 09/25/2037 ~	2,857	2,274
3.172% (US0001M + 1.300%) due 11/25/2033 ~	52	53
South Carolina Student Loan Corp.
3.006% (US0003M + 1.000%) due 09/03/2024 ~	586	590
Specialty Underwriting & Residential Finance Trust
2.772% (US0001M + 0.900%) due 06/25/2036 ~	16,022	14,780
3.072% (US0001M + 1.200%) due 10/25/2035 ~	95	88
Springleaf Funding Trust
2.680% due 07/15/2030	37,500	36,939
Structured Asset Investment Loan Trust
2.532% (US0001M + 0.660%) due 04/25/2035 ~	9,602	9,634
2.637% (US0001M + 0.765%) due 08/25/2035 ~	1,500	1,439
2.847% (US0001M + 0.975%) due 09/25/2034 ~	87	85
3.147% (US0001M + 1.275%) due 12/25/2034 ~	813	775
3.297% (US0001M + 1.425%) due 04/25/2034 ~	32	32
Structured Asset Securities Corp. Mortgage Loan Trust
1.962% (US0001M + 0.090%) due 06/25/2037 ~	77	77
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.375% due 08/25/2031	65	65
Symphony CLO Ltd.
2.472% (US0003M + 0.750%) due 01/15/2024 ~	4,890	4,900
Tralee CLO Ltd.
2.775% due 10/20/2027 ~	34,500	34,582
Tricon American Homes Trust
2.716% due 09/17/2034	11,600	11,354
2.916% due 09/17/2034	8,700	8,499
3.215% due 09/17/2034	1,200	1,175
TruPS Financials Note Securitization Ltd.
3.772% due 09/20/2039 ~	33,900	33,561
UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ^~	384	379
Utah State Board of Regents
2.622% (US0001M + 0.750%) due 01/25/2057 ~	14,579	14,579
VOLT LLC
3.375% due 05/28/2047	15,982	15,995
3.500% due 03/25/2047	23,399	23,415
Washington Mutual Asset-Backed Certificates Trust
1.932% (US0001M + 0.060%) due 10/25/2036 ~	108	59
Wells Fargo Home Equity Asset-Backed Securities Trust
3.447% (US0001M + 1.575%) due 02/25/2035 ~	3,500	3,524
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
2.502% (US0001M + 0.630%) due 04/25/2034 ~	85	80
Westlake Automobile Receivables Trust
2.240% due 12/15/2020	51,500	51,324

Total Asset-Backed Securities (Cost $2,147,315)		2,200,301

SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS (d) 0.0%
		1,233

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	47

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.0%
1.482% due 04/19/2018 - 04/26/2018 (b)(c)(h)	$1,351	$1,350

Total Short-Term Instruments (Cost $2,583)		2,583

Total Investments in Securities (Cost $4,005,995)		4,109,030

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 17.7%

SHORT-TERM INSTRUMENTS 17.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 17.7%
PIMCO Short-Term Floating NAV Portfolio III	79,246,597	$783,194

Total Short-Term Instruments (Cost $783,206)		783,194

Total Investments in Affiliates (Cost $783,206)		783,194

Total Investments 110.4% (Cost $4,789,201)		$4,892,224

Financial Derivative Instruments (e)(g) (0.1)% (Cost or Premiums, net $(18,315))		(4,239)

Other Assets and Liabilities, net (10.3)%		(455,734)

Net Assets 100.0%		$4,432,251

NOTES TO SCHEDULE OF INVESTMENTS

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(a)	Interest only security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$1,233	U.S. Treasury Notes 2.250% due 01/31/2024	$(1,261)	$1,233	$1,233

Total Repurchase Agreements						$(1,261)	$1,233	$1,233

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$1,233	$0	$0	$1,233	$(1,261)	$(28)

Total Borrowings and Other Financing Transactions	$1,233	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

48	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 2-Year Note June Futures	06/2018	809	$	172,001	$136	$25	$0

Total Futures Contracts					$136	$25	$0

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	06/15/2023	$	42,500	$434	$848	$1,282	$0	$(28)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		105,400	6,095	1,874	7,969	0	(163)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		13,600	1,179	190	1,369	0	(22)

							$7,708	$2,912	$10,620	$0	$(213)

Total Swap Agreements							$7,708	$2,912	$10,620	$0	$(213)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$25	$0	$25	$0	$0	$(213)	$(213)

(f)	Securities with an aggregate market value of $4,663 and cash of $3,168 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - BUY PROTECTION(1)

Counterparty	Reference Obligation	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BRC	Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.950% due 02/25/2035	(1.240)%	Monthly	02/25/2035	$37	$0	$19	$19	$0
JPM	UBS Commercial Mortgage Trust	(1.170)	Monthly	09/15/2040	1,000	0	535	535	0
RYL	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.790% due 01/25/2034	(1.730)	Monthly	01/25/2034	2	0	1	1	0
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 3.150% due 05/25/2033	(0.700)	Monthly	05/25/2033	2,176	0	17	17	0

						$0	$572	$572	$0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	49

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(2)

Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	Long Beach Mortgage Loan Trust	6.250%	Monthly	07/25/2033	$93	$0	$8	$8	$0
GST	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.960% due 09/25/2034	0.960	Monthly	09/25/2034	364	(124)	125	1	0
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.790% due 01/25/2034	2.790	Monthly	01/25/2034	2	0	(1)	0	(1)
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 3.150% due 05/25/2033	3.150	Monthly	05/25/2033	2,176	0	33	33	0
	Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.690% due 07/25/2035	0.690	Monthly	07/25/2035	421	(147)	92	0	(55)
	Park Place Securities, Inc. 1-Month USD-LIBOR plus 1.110% due 12/25/2034	1.110	Monthly	12/25/2034	11	(4)	4	0	0
	Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.950% due 11/25/2034	1.950	Monthly	11/25/2034	0	0	0	0	0

						$(275)	$261	$42	$(56)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$27,005	$(6,020)	$3,908	$0	$(2,112)
DUB	ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	138	(55)	16	0	(39)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	30,000	(286)	(22)	0	(308)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	18,957	(443)	586	143	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	7,701	(167)	225	58	0
FBF	ABX.HE.AA.7-1 Index	0.150	Monthly	08/25/2037	1,565	(1,327)	1,030	0	(297)
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	33,000	(1,119)	1,347	228	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	105,850	(2,203)	1,766	0	(437)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	1,086	6	2	8	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	7,000	(269)	317	48	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	3,805	(136)	163	27	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	1,650	(71)	78	7	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	81,800	(5,071)	5,040	0	(31)
JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,900	(73)	57	0	(16)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	24,683	(534)	720	186	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	71,400	(3,276)	3,558	282	0
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	21,400	(2,044)	(438)	0	(2,482)
MYC	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	24,683	(535)	721	186	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	25,000	(870)	1,043	173	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	56,500	(1,255)	1,022	0	(233)

						$(25,748)	$21,139	$1,346	$(5,955)

Total Swap Agreements						$(26,023)	$21,972	$1,960	$(6,011)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$0	$0	$8	$8	$0	$0	$(2,112)	$(2,112)	$(2,104)	$2,097	$(7)
BRC	0	0	19	19	0	0	0	0	19	(200)	(181)
DUB	0	0	201	201	0	0	(347)	(347)	(146)	0	(146)
FBF	0	0	228	228	0	0	(297)	(297)	(69)	0	(69)
GST	0	0	124	124	0	0	(524)	(524)	(400)	486	86
JPM	0	0	535	535	0	0	0	0	535	(610)	(75)
JPS	0	0	468	468	0	0	(2,498)	(2,498)	(2,030)	2,081	51
MYC	0	0	359	359	0	0	0	0	359	(421)	(62)
RYL	0	0	18	18	0	0	0	0	18	(50)	(32)
SAL	0	0	0	0	0	0	(233)	(233)	(233)	276	43

Total Over the Counter	$0	$0	$1,960	$1,960	$0	$0	$(6,011)	$(6,011)

50	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

(h)	Securities with an aggregate market value of $4,940 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$25	$25

Over the counter
Swap Agreements	$0	$1,960	$0	$0	$0	$1,960

	$0	$1,960	$0	$0	$25	$1,985

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$213	$213

Over the counter
Swap Agreements	$0	$6,011	$0	$0	$0	$6,011

	$0	$6,011	$0	$0	$213	$6,224

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(2,002)	$(2,002)
Swap Agreements	0	0	0	0	(643)	(643)

	$0	$0	$0	$0	$(2,645)	$(2,645)

Over the counter
Swap Agreements	$0	$6,062	$0	$0	$0	$6,062

	$0	$6,062	$0	$0	$(2,645)	$3,417

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(15)	$(15)
Swap Agreements	0	0	0	0	3,803	3,803

	$0	$0	$0	$0	$3,788	$3,788

Over the counter
Swap Agreements	$0	$4,867	$0	$0	$0	$4,867

	$0	$4,867	$0	$0	$3,788	$8,655

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	51

Schedule of Investments PIMCO Asset-Backed Securities Portfolio (Cont.)

March 31, 2018

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$33,970	$0	$33,970
Industrials	0	7,672	0	7,672
Municipal Bonds & Notes
Texas	0	546	0	546
West Virginia	0	3,274	0	3,274
U.S. Government Agencies	0	603,854	0	603,854
U.S. Treasury Obligations	0	49,666	0	49,666
Non-Agency Mortgage-Backed Securities	0	1,185,413	21,751	1,207,164
Asset-Backed Securities	0	2,174,289	26,012	2,200,301
Short-Term Instruments
Repurchase Agreements	0	1,233	0	1,233
U.S. Treasury Bills	0	1,350	0	1,350

	$0	$4,061,267	$47,763	$4,109,030

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$783,194	$0	$0	$783,194

Total Investments	$783,194	$4,061,267	$47,763	$4,892,224

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$25	$0	$0	$25
Over the counter	0	1,960	0	1,960

	$25	$1,960	$0	$1,985

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(213)	0	(213)
Over the counter	0	(6,011)	0	(6,011)

	$0	$(6,224)	$0	$(6,224)

Total Financial Derivative Instruments	$25	$(4,264)	$0	$(4,239)

Totals	$783,219	$4,057,003	$47,763	$4,887,985

There were no significant transfers among Levels 1 and 2 during the period ended March 31, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2018:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases(1)	Net Sales(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2018(2)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$30,088	$0	$(4,077)	$102	$585	$543	$0	$(5,490)	$21,751	$501
Asset-Backed Securities	40,791	25,999	(12,870)	0	1	174	0	(28,083)	26,012	13

	$70,879	$25,999	$(16,947)	$102	$586	$717	$0	$(33,573)	$47,763	$514

Financial Derivative Instruments - Liabilities
Over the counter	$(6)	$0	$(18)	$0	$18	$6	$0	$0	$0	$0

Totals	$70,873	$25,999	$(16,965)	$102	$604	$723	$0	$(33,573)	$47,763	$514

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$21,751	Third Party Vendor	Broker Quote	84.450
Asset-Backed Securities	26,012	Proxy Pricing	Base Price	99.993-100.000

Total	$47,763

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

52	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Emerging Markets Portfolio

March 31, 2018

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 67.1%

ARGENTINA 6.2%

SOVEREIGN ISSUES 6.2%
Argentina Government International Bond
6.250% due 04/22/2019		$8,000	$8,240
6.875% due 04/22/2021		10,000	10,619
22.844% (BADLARPP) due 10/04/2022 ~	ARS	42,000	3,463
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~		363,000	18,526

Total Argentina (Cost $41,846)			40,848

BERMUDA 0.8%

CORPORATE BONDS & NOTES 0.8%
Ooredoo International Finance Ltd.
7.875% due 06/10/2019		$5,000	5,276

Total Bermuda (Cost $5,167)			5,276

BRAZIL 20.1%

CORPORATE BONDS & NOTES 6.3%
Braskem Netherlands Finance BV
4.500% due 01/10/2028		$5,000	4,873
Caixa Economica Federal
4.250% due 05/13/2019		6,000	6,052
4.500% due 10/03/2018		7,400	7,464
Itau Unibanco Holding S.A.
2.850% due 05/26/2018 (h)		3,000	3,002
5.750% due 01/22/2021		1,000	1,042
Odebrecht Oil & Gas Finance Ltd.
0.000% due 04/30/2018 (c)(e)		3,151	83
Petrobras Global Finance BV
6.125% due 01/17/2022		11,600	12,423
6.750% due 01/27/2041		100	98
8.375% due 05/23/2021		5,241	5,977

			41,014

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		2,700	2,703

SOVEREIGN ISSUES 13.4%
Banco Nacional de Desenvolvimento Economico e Social
4.000% due 04/14/2019		500	505
6.369% due 06/16/2018		7,074	7,155
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2018 (c)	BRL	273,856	80,466

			88,126

Total Brazil (Cost $130,709)			131,843

CAYMAN ISLANDS 1.9%

CORPORATE BONDS & NOTES 1.9%
Baidu, Inc.
2.750% due 06/09/2019		$1,400	1,396
3.000% due 06/30/2020		300	298
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		2,200	2,305
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		5,364	5,256
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (a)		4,817	2,469
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		1,062	1,028

Total Cayman Islands (Cost $15,125)			12,752

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CHILE 0.0%

CORPORATE BONDS & NOTES 0.0%
Latam Airlines Pass-Through Trust
4.500% due 08/15/2025		$158	$155

Total Chile (Cost $148)			155

CHINA 0.5%

CORPORATE BONDS & NOTES 0.5%
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023		$1,000	1,028
Sinopec Group Overseas Development Ltd.
4.375% due 04/10/2024		2,000	2,048

Total China (Cost $2,997)			3,076

COLOMBIA 1.0%

CORPORATE BONDS & NOTES 1.0%
Ecopetrol S.A.
5.375% due 06/26/2026		$560	585
7.625% due 07/23/2019		5,500	5,824

Total Colombia (Cost $6,292)			6,409

GERMANY 0.1%

SOVEREIGN ISSUES 0.1%
Republic of Germany
0.250% due 04/13/2018	EUR	500	615

Total Germany (Cost $617)			615

HONG KONG 0.6%

CORPORATE BONDS & NOTES 0.6%
CNPC General Capital Ltd.
2.750% due 05/14/2019		$3,400	3,393
3.400% due 04/16/2023		500	495

Total Hong Kong (Cost $3,894)			3,888

INDONESIA 0.9%

SOVEREIGN ISSUES 0.9%
Indonesia Government International Bond
6.750% due 01/15/2044		$2,400	3,023
11.625% due 03/04/2019		2,400	2,598

Total Indonesia (Cost $5,372)			5,621

IRELAND 0.2%

CORPORATE BONDS & NOTES 0.2%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		$1,100	1,121

Total Ireland (Cost $1,122)			1,121

ITALY 0.4%

SOVEREIGN ISSUES 0.4%
Italy Buoni Poliennali Del Tesoro
0.250% due 05/15/2018	EUR	2,300	2,833

Total Italy (Cost $2,836)			2,833

LUXEMBOURG 3.2%

CORPORATE BONDS & NOTES 3.2%
Gazprom OAO Via Gaz Capital S.A.
3.700% due 07/25/2018	EUR	1,000	1,244
8.146% due 04/11/2018		$5,750	5,761
9.250% due 04/23/2019		650	690
Sberbank of Russia Via SB Capital S.A.
4.150% due 03/06/2019 (f)		8,500	8,556
5.180% due 06/28/2019		4,000	4,090

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VTB Bank OJSC Via VTB Capital S.A.
6.875% due 05/29/2018		$500	$503

Total Luxembourg (Cost $20,635)			20,844

MEXICO 6.9%

CORPORATE BONDS & NOTES 4.4%
Banco Inbursa S.A. Institucion de Banca Multiple
4.125% due 06/06/2024		$5,000	4,944
BBVA Bancomer S.A.
6.500% due 03/10/2021		10,935	11,646
6.750% due 09/30/2022		2,200	2,409
Petroleos Mexicanos
3.500% due 07/18/2018		2,700	2,710
3.750% due 03/15/2019	EUR	1,000	1,272
3.754% (US0003M + 2.020%) due 07/18/2018 ~		$5,500	5,538

			28,519

SOVEREIGN ISSUES 2.5%
Mexico Government International Bond
6.500% due 06/10/2021	MXN	150,000	8,089
8.500% due 12/13/2018		470	26
10.000% due 12/05/2024		129,000	8,147

			16,262

Total Mexico (Cost $47,758)			44,781

NETHERLANDS 1.6%

CORPORATE BONDS & NOTES 1.4%
Petrobras Global Finance BV
8.375% due 12/10/2018		$8,973	9,301

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Petrobras Netherlands BV
TBD% due 02/01/2025 «		1,500	1,492

Total Netherlands (Cost $10,809)			10,793

POLAND 0.0%

SOVEREIGN ISSUES 0.0%
Poland Government International Bond
5.500% due 10/25/2019	PLN	96	30

Total Poland (Cost $29)			30

QATAR 0.4%

SOVEREIGN ISSUES 0.4%
Qatar Government International Bond
6.550% due 04/09/2019		$2,400	2,492

Total Qatar (Cost $2,466)			2,492

RUSSIA 1.9%

CORPORATE BONDS & NOTES 0.5%
ALROSA Finance S.A.
7.750% due 11/03/2020		$3,000	3,285

SOVEREIGN ISSUES 1.4%
Russia Government International Bond
11.000% due 07/24/2018		8,700	8,919

Total Russia (Cost $11,988)			12,204

SINGAPORE 0.0%

SOVEREIGN ISSUES 0.0%
Singapore Government International Bond
2.500% due 06/01/2019	SGD	70	54

Total Singapore (Cost $50)			54

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	53

Schedule of Investments PIMCO Emerging Markets Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH AFRICA 1.7%

CORPORATE BONDS & NOTES 0.9%
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021		$6,100	$6,058

SOVEREIGN ISSUES 0.8%
South Africa Government International Bond
6.875% due 05/27/2019		5,000	5,214

Total South Africa (Cost $11,288)			11,272

SOUTH KOREA 0.1%

SOVEREIGN ISSUES 0.1%
Export-Import Bank of Korea
2.625% due 12/30/2020		$500	493

Total South Korea (Cost $506)			493

SPAIN 0.5%

SOVEREIGN ISSUES 0.5%
Spain Government International Bond
0.250% due 04/30/2018	EUR	2,900	3,570

Total Spain (Cost $3,590)			3,570

TURKEY 1.6%

SOVEREIGN ISSUES 1.6%
Turkey Government International Bond
7.000% due 03/11/2019		$10,000	10,339

Total Turkey (Cost $10,363)			10,339

UNITED ARAB EMIRATES 0.2%

CORPORATE BONDS & NOTES 0.2%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$1,168	1,194

Total United Arab Emirates (Cost $1,184)			1,194

UNITED STATES 1.4%

ASSET-BACKED SECURITIES 0.1%
GSAA Home Equity Trust
2.172% (US0001M + 0.300%) due 03/25/2037 ~		$310	203
Morgan Stanley Mortgage Loan Trust
2.232% (US0001M + 0.360%) due 04/25/2037 ~		303	160

			363

CORPORATE BONDS & NOTES 1.2%
Bank of America Corp.
6.875% due 04/25/2018		2,400	2,406

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Rio Oil Finance Trust
9.250% due 07/06/2024	$2,787	$3,039
9.750% due 01/06/2027	2,312	2,527

		7,972

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Banc of America Mortgage Trust
3.691% due 02/25/2036 ^~	16	15
Chase Mortgage Finance Trust
3.580% due 03/25/2037 ^~	41	41
Citigroup Mortgage Loan Trust
3.554% due 07/25/2046 ^~	23	22
Citigroup Mortgage Loan Trust, Inc.
3.889% due 03/25/2034 ~	6	6
Countrywide Home Loan Mortgage Pass-Through Trust
3.351% due 10/20/2035 ~	87	77
3.473% due 09/25/2047 ^~	18	17
HarborView Mortgage Loan Trust
3.700% due 08/19/2036 ^~	9	8
Luminent Mortgage Trust
2.052% (LIBOR01M + 0.180%) due 12/25/2036 ^~	32	29
MASTR Adjustable Rate Mortgages Trust
2.112% (US0001M + 0.240%) due 05/25/2037 ~	146	93
Merrill Lynch Alternative Note Asset Trust
2.172% (US0001M + 0.300%) due 03/25/2037 ~	302	141
3.588% due 06/25/2037 ^~	200	164
Merrill Lynch Mortgage-Backed Securities Trust
3.671% due 04/25/2037 ^~	34	30
Morgan Stanley Mortgage Loan Trust
3.304% due 06/25/2036 ~	10	11
Sequoia Mortgage Trust
3.193% due 01/20/2047 ^~	19	16
WaMu Mortgage Pass-Through Certificates Trust
2.795% due 01/25/2037 ^~	40	38
2.917% due 04/25/2037 ^~	26	24
3.036% due 12/25/2036 ^~	25	24
3.050% due 05/25/2037 ^~	54	46
3.254% due 12/25/2036 ^~	89	86
3.273% due 09/25/2036 ^~	42	40

		928

Total United States (Cost $8,871)		9,263

VIRGIN ISLANDS (BRITISH) 0.3%

CORPORATE BONDS & NOTES 0.3%
GTL Trade Finance, Inc.
5.893% due 04/29/2024 (h)	$2,000	2,141

Total Virgin Islands (British) (Cost $1,891)		2,141

SHORT-TERM INSTRUMENTS 14.6%

REPURCHASE AGREEMENTS (g) 0.1%
		704

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM NOTES 5.1%
Letras del Banco Central de la Republica Argentina
25.300% due 08/15/2018	ARS	300,000	$13,553
25.900% due 06/21/2018		425,000	20,046

			33,599

ARGENTINA TREASURY BILLS 6.7%
2.877% due 04/27/2018 - 01/11/2019 (b)(c)		$44,656	44,267

FRANCE TREASURY BILLS 0.1%
(0.825)% due 04/05/2018 - 04/18/2018 (b)(c)	EUR	500	615

ITALY TREASURY BILLS 1.3%
(0.691)% due 04/13/2018 - 04/30/2018 (b)(c)		6,900	8,492

SPAIN TREASURY BILLS 0.0%
(0.963)% due 04/06/2018 (c)(d)		200	246

U.S. TREASURY BILLS 1.3%
1.428% due 04/19/2018 - 04/26/2018 (b)(c)(j)(l)		$8,270	8,263

Total Short-Term Instruments (Cost $96,203)			96,186

Total Investments in Securities (Cost $443,756)			440,093

		SHARES
INVESTMENTS IN AFFILIATES 31.3%

SHORT-TERM INSTRUMENTS 31.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 31.3%
PIMCO Short-Term Floating NAV Portfolio III		20,800,148	205,568

Total Short-Term Instruments (Cost $205,569)			205,568

Total Investments in Affiliates (Cost $205,569)			205,568

Total Investments 98.4% (Cost $649,325)			$645,661

Financial Derivative Instruments (i)(k) 0.0% (Cost or Premiums, net $(5,178))			69

Other Assets and Liabilities, net 1.6%			10,676

Net Assets 100.0%			$656,406

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(a)	Payment in-kind security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

54	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Sberbank of Russia Via SB Capital S.A.	4.150%	03/06/2019	01/16/2018	$ 8,552	$8,556	1.30%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$704	U.S. Treasury Notes 2.000% due 04/30/2024	$(723)	$704	$704

Total Repurchase Agreements						$(723)	$704	$704

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
JML	0.750%	01/11/2018	TBD	(3)	$(3,015)	$(3,019)
	0.900	02/07/2018	TBD	(3)	(2,166)	(2,168)

Total Reverse Repurchase Agreements						$(5,187)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
FICC	$704	$0	$0	$704	$(723)	$(19)
JML	0	(5,187)	0	(5,187)	5,144	(43)

Total Borrowings and Other Financing Transactions	$704	$(5,187)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(5,187)	$(5,187)

Total Borrowings	$0	$0	$0	$(5,187)	$(5,187)

Payable for reverse repurchase agreements					$(5,187)

(h)	Securities with an aggregate market value of $5,144 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(1,779) at a weighted average interest rate of (0.096)%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	55

Schedule of Investments PIMCO Emerging Markets Portfolio (Cont.)

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Year BRL-CDI	7.457%	Maturity	01/02/2020	BRL	417,000	$0	$(919)	$(919)	$0	$(115)
Pay	1-Year BRL-CDI	8.000	Maturity	01/02/2020		122,000	3	596	599	35	0
Receive	1-Year BRL-CDI	8.180	Maturity	01/02/2020		371,450	(1,435)	(988)	(2,423)	0	(107)
Pay	1-Year BRL-CDI	8.220	Maturity	01/02/2020		389,000	(290)	2,913	2,623	112	0
Pay	1-Year BRL-CDI	10.240	Maturity	01/02/2025		286,800	(234)	3,892	3,658	123	0
Pay	28-Day MXN-TIIE	5.520	Lunar	09/07/2018	MXN	256,700	(345)	187	(158)	0	(2)
Pay	28-Day MXN-TIIE	5.530	Lunar	09/11/2018		175,000	(236)	128	(108)	0	(2)
Pay	28-Day MXN-TIIE	5.240	Lunar	10/05/2018		170,000	(278)	142	(136)	0	(2)

							$(2,815)	$5,951	$3,136	$270	$(228)

Total Swap Agreements							$(2,815)	$5,951	$3,136	$270	$(228)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$ 0	$ 0	$ 270	$ 270	$ 0	$ 0	$ (228)	$ (228)

(j)	Securities with an aggregate market value of $2,245 and cash of $374 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2018	EUR	2,117		$2,617	$12	$0
	04/2018		$138,919	RUB	7,848,949	425	(2,474)
	05/2018	MXN	309,894		$16,570	0	(379)
	06/2018	RUB	346,002		6,000	8	0
	06/2018		$19,100	KRW	20,422,484	163	0
BPS	04/2018		19,924	RUB	1,189,700	802	0
	06/2018	TWD	1,976,576		$68,387	0	(58)
BRC	04/2018	EUR	2,100		2,606	21	0
	06/2018		$27,243	RUB	1,554,317	0	(327)
CBK	04/2018	EUR	2,000		$2,477	14	0
	04/2018	RUB	2,303,342		39,971	5	(146)
	04/2018		$50,475	RUB	2,905,652	166	(10)
	05/2018	TRY	6,184		$1,576	31	0
	06/2018		$50,000	KRW	54,215,000	1,138	0
	06/2018		6,000	TWD	173,430	6	0
	07/2018		245	PLN	835	0	0
DUB	04/2018	BRL	42,354		$12,743	0	(86)
	04/2018	EUR	100		124	1	0
	04/2018		$12,960	BRL	42,354	0	(131)
	05/2018	BRL	17,355		$5,253	8	0
	05/2018	EUR	1,000		1,239	5	0
FBF	04/2018	BRL	14,865		4,472	0	(30)
	04/2018	RUB	574,100		10,000	0	(12)
	04/2018		$4,511	BRL	14,865	0	(9)
	04/2018		12,000	RUB	678,162	0	(172)
	05/2018	BRL	14,865		$4,498	7	0
GLM	04/2018		67,986		20,990	397	0
	04/2018	RUB	4,090,392		70,976	47	(371)

56	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2018		$20,454	BRL	67,986	$138	$0
	04/2018		2,000	RUB	115,220	8	0
	06/2018	TWD	563,524		$19,427	0	(86)
	06/2018		$15,765	KRW	16,954,544	227	0
	06/2018		9,000	RUB	513,442	0	(109)
	06/2018		15,000	TWD	434,420	43	0
	07/2018		11,654	RUB	678,162	51	0
HUS	04/2018	RUB	7,477,377		$130,248	104	(181)
	04/2018		$251	PLN	835	0	(7)
	04/2018		181,223	RUB	10,339,570	164	(1,268)
	05/2018		2,039		118,250	11	0
	06/2018		39,024	KRW	42,208,616	789	0
	06/2018		6,000	RUB	342,373	0	(71)
JPM	04/2018	BRL	115,470		$34,785	123	(313)
	04/2018	EUR	500		616	1	(1)
	04/2018	RUB	4,250,883		74,296	225	0
	04/2018		$34,756	BRL	115,470	220	0
	05/2018	RUB	1,553,243		$27,000	64	0
	06/2018		2,872,530		49,995	251	0
	06/2018		$6,000	RUB	342,415	0	(70)
	06/2018		30,000	TWD	870,150	131	0
	10/2018	BRL	273,856		$80,752	0	(885)
MSB	04/2018	EUR	6,300		7,827	61	0
	04/2018	RUB	5,099,765		89,485	549	0
	04/2018		$93,354	RUB	5,329,965	11	(573)
	06/2018	RUB	271,788		$4,721	14	0
SCX	04/2018	KRW	12,999,960		12,139	0	(57)
	04/2018		$12,000	KRW	12,999,960	196	0
	06/2018	SGD	571		$434	0	(2)
	06/2018	THB	23,170		731	0	(12)
	06/2018		$12,335	IDR	171,034,500	52	0
	06/2018		50,161	KRW	53,990,840	766	0
	06/2018		12,000	TWD	347,604	37	0
SOG	04/2018	RUB	777,082		$13,564	41	0
	05/2018	ILS	2,993		885	29	0
SSB	04/2018	BRL	24,987		7,518	0	(51)
	04/2018		$7,692	BRL	24,987	0	(123)
UAG	04/2018	BRL	32,220		$9,743	0	(16)
	04/2018		$9,694	BRL	32,220	66	0
	05/2018	EUR	1,300		$1,603	0	(2)
	05/2018		$9,716	BRL	32,220	20	0
	06/2018	KRW	187,892,816		$177,509	280	0
	06/2018		$1,111	HKD	8,666	0	(4)
	06/2018		1,383	INR	90,967	3	0

Total Forward Foreign Currency Contracts						$7,931	$(8,036)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Call - OTC USD versus MXN	MXN	19.550	04/12/2018	$20,000	$(147)	$(1)
	Call - OTC USD versus MXN		19.200	04/27/2018	50,000	(664)	(65)
GLM	Call - OTC USD versus BRL	BRL	3.300	04/11/2018	25,000	(176)	(197)
	Call - OTC USD versus BRL		3.305	04/25/2018	25,000	(236)	(282)
	Call - OTC USD versus MXN	MXN	19.344	04/27/2018	25,000	(279)	(23)
JPM	Call - OTC USD versus BRL	BRL	3.330	04/12/2018	25,000	(250)	(117)
MSB	Call - OTC USD versus MXN	MXN	19.550	04/12/2018	20,000	(167)	(1)

						$(1,919)	$(686)

Total Written Options						$(1,919)	$(686)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	57

Schedule of Investments PIMCO Emerging Markets Portfolio (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Mexico Government International Bond	1.000%	Quarterly	03/20/2020	0.468%	$	15,000	$(117)	$277	$160	$0
	Panama Government International Bond	1.000	Quarterly	12/20/2020	0.297		3,500	42	25	67	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2019	0.362		10,000	32	49	81	0
BRC	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2021	1.774		500	9	41	50	0
	Penerbangan Malaysia Bhd.	1.000	Quarterly	09/20/2020	0.343		5,000	(60)	141	81	0
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2023	1.626		400	(52)	41	0	(11)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2018	0.391		5,000	(69)	78	9	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.414		5,000	(263)	183	0	(80)
	South Africa Government International Bond	1.000	Quarterly	06/20/2019	0.362		5,000	39	2	41	0
FBF	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.298		100	(4)	5	1	0
GST	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2021	1.774		500	5	45	50	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2018	0.484		20,000	108	(26)	82	0
	Brazil Government International Bond	1.000	Quarterly	09/20/2019	0.661		1,000	(107)	112	5	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2018	0.229		5,000	(57)	87	30	0
	Panama Government International Bond	1.000	Quarterly	12/20/2020	0.297		3,500	42	25	67	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.754		1,000	(111)	116	5	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2020	0.627		3,000	(31)	56	25	0
HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2018	0.317		5,000	31	(4)	27	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2018	0.439		5,000	27	(5)	22	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2018	0.244		5,000	7	3	10	0
JPM	Brazil Government International Bond	1.000	Quarterly	06/20/2018	0.450		5,000	13	(5)	8	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2018	0.317		10,000	60	(7)	53	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2018	0.391		10,000	25	(7)	18	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2018	0.439		10,000	43	1	44	0

								$(388)	$1,233	$936	$(91)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GLM	Pay	28-Day MXN-TIIE	5.750%	Lunar	06/11/2018	MXN	95,000	$(56)	$29	$0	$(27)

Total Swap Agreements								$(444)	$1,262	$936	$(118)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
BOA	$608	$0	$308	$916	$(2,853)	$0	$0	$(2,853)	$(1,937)	$3,082	$1,145
BPS	802	0	0	802	(58)	0	0	(58)	744	(860)	(116)
BRC	21	0	131	152	(327)	0	0	(327)	(175)	297	122
CBK	1,360	0	0	1,360	(156)	0	0	(156)	1,204	(1,027)	177
DUB	14	0	50	64	(217)	0	(91)	(308)	(244)	379	135
FBF	7	0	1	8	(223)	(66)	0	(289)	(281)	312	31
GLM	911	0	0	911	(566)	(502)	(27)	(1,095)	(184)	139	(45)
GST	0	0	264	264	0	0	0	0	264	(330)	(66)
HUS	1,068	0	59	1,127	(1,527)	0	0	(1,527)	(400)	967	567
JPM	1,015	0	123	1,138	(1,269)	(117)	0	(1,386)	(248)	(1,766)	(2,014)
MSB	635	0	0	635	(573)	(1)	0	(574)	61	0	61
SCX	1,051	0	0	1,051	(71)	0	0	(71)	980	(490)	490
SOG	70	0	0	70	0	0	0	0	70	0	70
SSB	0	0	0	0	(174)	0	0	(174)	(174)	0	(174)
UAG	369	0	0	369	(22)	0	0	(22)	347	(603)	(256)

Total Over the Counter	$7,931	$0	$936	$8,867	$(8,036)	$(686)	$(118)	$(8,840)

58	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

(l)	Securities with an aggregate market value of $5,176 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$270	$270

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,931	$0	$7,931
Swap Agreements	0	936	0	0	0	936

	$0	$936	$0	$7,931	$0	$8,867

	$0	$936	$0	$7,931	$270	$9,137

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$228	$228

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,036	$0	$8,036
Written Options	0	0	0	686	0	686
Swap Agreements	0	91	0	0	27	118

	$0	$91	$0	$8,722	$27	$8,840

	$0	$91	$0	$8,722	$255	$9,068

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$9,948	$9,948

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(21,924)	$0	$(21,924)
Written Options	0	0	0	5,319	0	5,319
Swap Agreements	0	3,802	0	0	(81)	3,721

	$0	$3,802	$0	$(16,605)	$(81)	$(12,884)

	$0	$3,802	$0	$(16,605)	$9,867	$(2,936)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	59

Schedule of Investments PIMCO Emerging Markets Portfolio (Cont.)

March 31, 2018

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$5,870	$5,870

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,589	$0	$13,589
Written Options	0	0	0	1,267	0	1,267
Swap Agreements	0	(2,075)	0	0	57	(2,018)

	$0	$(2,075)	$0	$14,856	$57	$12,838

	$0	$(2,075)	$0	$14,856	$5,927	$18,708

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$40,848	$0	$40,848
Bermuda
Corporate Bonds & Notes	0	5,276	0	5,276
Brazil
Corporate Bonds & Notes	0	41,014	0	41,014
Loan Participations and Assignments	0	0	2,703	2,703
Sovereign Issues	0	88,126	0	88,126
Cayman Islands
Corporate Bonds & Notes	0	12,752	0	12,752
Chile
Corporate Bonds & Notes	0	155	0	155
China
Corporate Bonds & Notes	0	3,076	0	3,076
Colombia
Corporate Bonds & Notes	0	6,409	0	6,409
Germany
Sovereign Issues	0	615	0	615
Hong Kong
Corporate Bonds & Notes	0	3,888	0	3,888
Indonesia
Sovereign Issues	0	5,621	0	5,621
Ireland
Corporate Bonds & Notes	0	1,121	0	1,121
Italy
Sovereign Issues	0	2,833	0	2,833
Luxembourg
Corporate Bonds & Notes	0	20,844	0	20,844
Mexico
Corporate Bonds & Notes	0	28,519	0	28,519
Sovereign Issues	0	16,262	0	16,262
Netherlands
Corporate Bonds & Notes	0	9,301	0	9,301
Loan Participations and Assignments	0	0	1,492	1,492
Poland
Sovereign Issues	0	30	0	30
Qatar
Sovereign Issues	0	2,492	0	2,492
Russia
Corporate Bonds & Notes	0	3,285	0	3,285
Sovereign Issues	0	8,919	0	8,919
Singapore
Sovereign Issues	0	54	0	54
South Africa
Corporate Bonds & Notes	0	6,058	0	6,058
Sovereign Issues	0	5,214	0	5,214
South Korea
Sovereign Issues	0	493	0	493
Spain
Sovereign Issues	0	3,570	0	3,570

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Turkey
Sovereign Issues	$0	$10,339	$0	$10,339
United Arab Emirates
Corporate Bonds & Notes	0	1,194	0	1,194
United States
Asset-Backed Securities	0	363	0	363
Corporate Bonds & Notes	0	7,972	0	7,972
Non-Agency Mortgage-Backed Securities	0	928	0	928
Virgin Islands (British)
Corporate Bonds & Notes	0	2,141	0	2,141
Short-Term Instruments
Repurchase Agreements	0	704	0	704
Short-Term Notes	0	33,599	0	33,599
Argentina Treasury Bills	0	44,267	0	44,267
France Treasury Bills	0	615	0	615
Italy Treasury Bills	0	8,492	0	8,492
Spain Treasury Bills	0	246	0	246
U.S. Treasury Bills	0	8,263	0	8,263

	$0	$435,898	$4,195	$440,093

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$205,568	$0	$0	$205,568

Total Investments	$205,568	$435,898	$4,195	$645,661

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	270	0	270
Over the counter	0	8,867	0	8,867

	$0	$9,137	$0	$9,137

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(228)	0	(228)
Over the counter	0	(8,840)	0	(8,840)

	$0	$(9,068)	$0	$(9,068)

Total Financial Derivative Instruments	$0	$69	$0	$69

Totals	$205,568	$435,967	$4,195	$645,730

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

60	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO High Yield Portfolio

March 31, 2018

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 2.6%
Ancestry.com Operations, Inc.
5.130% (LIBOR03M + 3.250%) due 10/19/2023 ~		$686	$690
B.C. Unlimited Liability Co.
4.127% - 4.552% (LIBOR03M + 2.250%) due 02/16/2024 ~		988	990
CBS Radio, Inc.
4.623% (LIBOR03M + 2.750%) due 11/17/2024 ~		195	196
Cheniere Energy Partners LP
4.127% (LIBOR03M + 2.250%) due 02/25/2020 ~		500	500
Community Health Systems, Inc.
4.734% due 12/31/2019		300	293
4.984% due 01/27/2021		3,625	3,492
Endo Luxembourg Finance Co. SARL
6.188% (LIBOR03M + 4.250%) due 04/29/2024 ~		1,584	1,585
Neiman Marcus Group Ltd. LLC
4.941% (LIBOR03M + 3.250%) due 10/25/2020 ~		2,986	2,587
Ortho-Clinical Diagnostics S.A.
5.627% (LIBOR03M + 3.750%) due 06/30/2021 ~		816	824
Ply Gem Industries, Inc.
TBD% due 03/01/2019		1,000	1,000
Quest Software U.S. Holdings, Inc.
7.272% (LIBOR03M + 5.500%) due 10/31/2022 ~		297	303
Sigma Bidco BV
TBD% due 02/23/2025		500	502
TEX Operations Co. LLC
4.377% (LIBOR03M + 2.500%) due 08/04/2023 ~		1,032	1,039

Total Loan Participations and Assignments (Cost $14,166)			14,001

CORPORATE BONDS & NOTES 85.5%

BANKING & FINANCE 28.5%
Ally Financial, Inc.
8.000% due 11/01/2031		7,815	9,574
Ardonagh Midco PLC
8.375% due 07/15/2023	GBP	1,200	1,734
Arrow Global Finance PLC
5.125% due 09/15/2024		400	556
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023		$2,300	2,278
Banco BTG Pactual S.A.
5.500% due 01/31/2023		300	294
Banco Mercantil del Norte S.A.
6.875% due 07/06/2022 •(g)(h)		400	413
7.625% due 01/10/2028 •(g)(h)		400	428
Banco Pan S.A.
8.500% due 04/23/2020		1,875	1,999
Barclays PLC
7.875% due 09/15/2022 •(g)(h)	GBP	2,300	3,523
Blackstone CQP Holdco LP
6.000% due 08/18/2021		$10,300	10,377
6.500% due 03/20/2021		32,600	32,926
Cabot Financial Luxembourg S.A.
6.500% due 04/01/2021	GBP	400	570
7.500% due 10/01/2023 (k)		5,800	8,534
CIT Group, Inc.
5.000% due 08/15/2022		$3,375	3,464
5.250% due 03/07/2025		300	308
5.800% due 06/15/2022 •(g)		550	551
Credit Agricole S.A.
7.875% due 01/23/2024 •(g)(h)		600	654
Credit Suisse Group AG
7.500% due 12/11/2023 •(g)(h)		600	651

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Crescent Communities LLC
8.875% due 10/15/2021	$2,525	$2,670
Exeter Finance Corp.
9.750% due 05/20/2019 «	7,500	7,335
Fly Leasing Ltd.
6.375% due 10/15/2021	350	364
Freedom Mortgage Corp.
8.125% due 11/15/2024	350	360
HSBC Holdings PLC
6.375% due 03/30/2025 •(g)(h)	400	413
Icahn Enterprises LP
6.250% due 02/01/2022	250	255
6.375% due 12/15/2025	2,800	2,821
6.750% due 02/01/2024	100	102
Jefferies Finance LLC
6.875% due 04/15/2022	1,650	1,642
7.500% due 04/15/2021	3,825	3,887
Kennedy-Wilson, Inc.
5.875% due 04/01/2024	1,000	996
Ladder Capital Finance Holdings LLLP
5.250% due 03/15/2022	2,150	2,155
Lincoln Finance Ltd.
7.375% due 04/15/2021	300	311
LoanCore Capital Markets LLC
6.875% due 06/01/2020	905	917
Nationstar Mortgage LLC
6.500% due 07/01/2021	525	534
6.500% due 06/01/2022	1,850	1,897
7.875% due 10/01/2020	5,650	5,777
Navient Corp.
5.625% due 08/01/2033	3,550	3,124
5.875% due 03/25/2021	3,250	3,335
6.625% due 07/26/2021	6,750	7,037
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022	8,750	9,034
Pinnacol Assurance
8.625% due 06/25/2034 «(i)	5,000	5,423
SLM Corp.
5.125% due 04/05/2022	2,000	2,025
Societe Generale S.A.
7.375% due 09/13/2021 •(g)(h)	300	320
Springleaf Finance Corp.
6.125% due 05/15/2022	1,125	1,149
Stearns Holdings LLC
9.375% due 08/15/2020	9,035	9,238
Vici Properties LLC
8.000% due 10/15/2023	1,094	1,217

		153,172

INDUSTRIALS 49.2%
ADT Corp.
3.500% due 07/15/2022	1,750	1,634
Afren PLC
6.625% due 12/09/2020 ^(c)	1,952	6
10.250% due 04/08/2019 ^(c)	1,537	5
Alibaba Group Holding Ltd.
4.400% due 12/06/2057	2,300	2,194
Alliance Data Systems Corp.
5.875% due 11/01/2021	850	869
Altice France S.A.
6.000% due 05/15/2022	1,700	1,664
7.375% due 05/01/2026	4,300	4,112
American Airlines Pass-Through Trust
4.950% due 08/15/2026	331	342
American Greetings Corp.
7.875% due 02/15/2025	300	304
Avon Products, Inc.
7.000% due 03/15/2023	3,000	2,752
Ball Corp.
4.875% due 03/15/2026	1,200	1,206
BCD Acquisition, Inc.
9.625% due 09/15/2023	900	976

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Boise Cascade Co.
5.625% due 09/01/2024		$100	$103
California Resources Corp.
5.000% due 01/15/2020		8,281	7,494
5.500% due 09/15/2021		584	453
6.000% due 11/15/2024		4,329	2,662
8.000% due 12/15/2022		4,468	3,524
CCO Holdings LLC
5.750% due 02/15/2026		2,550	2,544
5.875% due 04/01/2024		1,600	1,632
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		3,750	3,937
7.000% due 06/30/2024		1,600	1,776
Chobani LLC
7.500% due 04/15/2025		2,750	2,843
CITGO Petroleum Corp.
6.250% due 08/15/2022		1,000	996
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		450	459
CommScope Technologies LLC
5.000% due 03/15/2027		5,000	4,762
Community Health Systems, Inc.
6.250% due 03/31/2023		6,950	6,437
Continental Resources, Inc.
5.000% due 09/15/2022		300	305
CVS Health Corp.
4.300% due 03/25/2028		650	655
4.780% due 03/25/2038		100	102
DAE Funding LLC
4.000% due 08/01/2020		300	293
4.500% due 08/01/2022		400	380
5.000% due 08/01/2024		650	617
Dell International LLC
8.350% due 07/15/2046		1,327	1,688
Dell, Inc.
5.400% due 09/10/2040		6,200	5,673
6.500% due 04/15/2038		17,450	17,515
Dynegy, Inc.
7.375% due 11/01/2022		1,020	1,077
7.625% due 11/01/2024		2,650	2,872
8.000% due 01/15/2025		4,775	5,217
8.034% due 02/02/2024 (k)		701	736
8.125% due 01/30/2026		3,775	4,181
Eldorado Resorts, Inc.
7.000% due 08/01/2023		1,200	1,274
Endo Dac
5.875% due 10/15/2024		1,200	1,188
6.000% due 07/15/2023		3,950	3,002
6.000% due 02/01/2025		9,900	7,153
Endo Finance LLC
5.375% due 01/15/2023		1,550	1,182
5.750% due 01/15/2022		1,250	1,031
First Data Corp.
7.000% due 12/01/2023		3,050	3,214
GFL Environmental, Inc.
9.875% due 02/01/2021		1,200	1,269
goeasy Ltd.
7.875% due 11/01/2022		2,750	2,955
HCA, Inc.
5.250% due 06/15/2026		950	965
5.375% due 02/01/2025		3,450	3,467
Hexion, Inc.
6.625% due 04/15/2020		400	375
Hilton Worldwide Finance LLC
4.875% due 04/01/2027		650	644
Huntsman International LLC
5.125% due 04/15/2021	EUR	600	820
iHeartCommunications, Inc.
9.000% due 12/15/2019 ^(c)		$6,500	5,192
IHS Markit Ltd.
4.750% due 02/15/2025		2,300	2,340
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		1,550	1,534

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	61

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JBS USA LUX S.A.
7.250% due 06/01/2021		$5,700	$5,779
KFC Holding Co.
5.000% due 06/01/2024		1,000	996
Kinder Morgan, Inc.
8.050% due 10/15/2030		200	244
Kronos Acquisition Holdings, Inc.
9.000% due 08/15/2023		9,906	9,435
Live Nation Entertainment, Inc.
5.625% due 03/15/2026		100	102
Mallinckrodt International Finance S.A.
4.875% due 04/15/2020		7,650	7,306
5.625% due 10/15/2023		4,600	3,703
5.750% due 08/01/2022		400	344
Matterhorn Telecom S.A.
3.625% due 05/01/2022	CHF	700	739
MGM Resorts International
6.000% due 03/15/2023		$2,500	2,631
Minerva Luxembourg S.A.
6.500% due 09/20/2026		2,300	2,217
MPLX LP
4.500% due 07/15/2023		1,100	1,140
NCL Corp. Ltd.
4.750% due 12/15/2021		2,300	2,329
New Look Secured Issuer PLC
6.500% due 07/01/2022	GBP	150	104
Novasep Holding S.A.S. (5.000% Cash and 3.000% PIK)
8.000% due 05/31/2019 (b)	EUR	8,967	10,730
Odebrecht Oil & Gas Finance Ltd.
0.000% due 04/30/2018 (f)(g)		$574	16
OGX Austria GmbH
8.500% due 06/01/2018 ^(c)		1,600	0
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		1,000	980
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		200	191
4.500% due 03/15/2023		4,650	4,417
5.250% due 08/15/2022		2,000	1,967
5.500% due 02/15/2024		1,100	1,070
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(c)		1,250	349
5.500% due 04/12/2037 ^(c)		1,250	366
PetSmart, Inc.
5.875% due 06/01/2025		2,500	1,819
Pisces Midco, Inc.
8.000% due 04/15/2026 (a)		1,000	1,000
Post Holdings, Inc.
5.000% due 08/15/2026		2,000	1,905
5.500% due 03/01/2025		900	889
Precision Drilling Corp.
7.750% due 12/15/2023		950	992
QGOG Constellation S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 (b)		4,958	2,417
Sabine Pass Liquefaction LLC
5.000% due 03/15/2027		3,375	3,507
5.625% due 03/01/2025		950	1,022
5.875% due 06/30/2026		850	930
Sanchez Energy Corp.
7.250% due 02/15/2023		1,950	1,965
Scientific Games International, Inc.
5.000% due 10/15/2025		2,150	2,096
Sealed Air Corp.
6.875% due 07/15/2033		400	446
Sensata Technologies BV
5.625% due 11/01/2024		600	629
Southwestern Energy Co.
4.100% due 03/15/2022		100	96
Suburban Propane Partners LP
5.750% due 03/01/2025		460	444
T-Mobile USA, Inc.
4.750% due 02/01/2028		3,200	3,080
6.000% due 04/15/2024		2,625	2,741
6.500% due 01/15/2026		3,800	4,047

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tenet Healthcare Corp.
4.750% due 06/01/2020		$1,100	$1,114
Tesco PLC
6.150% due 11/15/2037		2,201	2,336
Toll Brothers Finance Corp.
4.875% due 03/15/2027		2,000	1,955
Trinidad Drilling Ltd.
6.625% due 02/15/2025		350	328
Triumph Group, Inc.
5.250% due 06/01/2022		1,250	1,219
United Rentals North America, Inc.
4.625% due 10/15/2025		1,450	1,414
5.500% due 05/15/2027		350	354
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023	EUR	4,800	5,243
5.375% due 03/15/2020		$5,250	5,298
5.875% due 05/15/2023		3,800	3,387
6.125% due 04/15/2025		1,100	953
9.250% due 04/01/2026		2,375	2,372
VeriSign, Inc.
4.750% due 07/15/2027		4,000	3,850
Videotron Ltd.
5.125% due 04/15/2027		1,350	1,326
Virgin Australia Pass-Through Trust
6.000% due 04/23/2022		22	22
Virgin Media Finance PLC
5.250% due 02/15/2022		1,600	1,600
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	1,900	2,636
VOC Escrow Ltd.
5.000% due 02/15/2028		$300	287
Weatherford International Ltd.
7.000% due 03/15/2038		1,550	1,131
WMG Acquisition Corp.
5.500% due 04/15/2026		1,750	1,763
WPX Energy, Inc.
7.500% due 08/01/2020		1,140	1,225
Wynn Las Vegas LLC
5.250% due 05/15/2027		1,550	1,523
Ziggo Secured Finance BV
5.500% due 01/15/2027		1,600	1,508

			264,626

UTILITIES 7.8%
AT&T, Inc.
5.300% due 08/14/2058		2,300	2,325
Blue Racer Midstream LLC
6.125% due 11/15/2022		1,050	1,074
CenturyLink, Inc.
7.500% due 04/01/2024 (k)		950	960
Genesis Energy LP
5.625% due 06/15/2024		200	190
6.000% due 05/15/2023		2,525	2,500
6.500% due 10/01/2025		600	591
NSG Holdings LLC
7.750% due 12/15/2025		1,845	2,034
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		536	526
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (b)		859	440
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		214	207
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (b)		646	192
Petrobras Global Finance BV
5.299% due 01/27/2025		1,550	1,533
8.750% due 05/23/2026		2,300	2,705
Red Oak Power LLC
9.200% due 11/30/2029		2,450	2,811

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sprint Capital Corp.
8.750% due 03/15/2032	$2,300	$2,409
Sprint Communications, Inc.
7.000% due 08/15/2020	3,800	3,961
Sprint Corp.
7.125% due 06/15/2024 (k)	4,600	4,496
7.875% due 09/15/2023 (k)	6,750	6,910
Tenaska Alabama Partners LP
7.000% due 06/30/2021	1,630	1,681
Terraform Global Operating LLC
6.125% due 03/01/2026	2,000	2,020
TerraForm Power Operating LLC
5.000% due 01/31/2028	2,500	2,381

		41,946

Total Corporate Bonds & Notes (Cost $446,919)		459,744

MUNICIPAL BONDS & NOTES 0.7%

FLORIDA 0.1%
Sunrise, Florida Special Assessment Notes, Series 2015
4.800% due 05/01/2025	450	452

NEW YORK 0.0%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005
6.000% due 06/01/2028	100	100

WEST VIRGINIA 0.6%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,370	3,349

Total Municipal Bonds & Notes (Cost $3,214)		3,901

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
Adjustable Rate Mortgage Trust
3.262% due 10/25/2035 ~	99	86
American Home Mortgage Assets Trust
2.203% (12MTA + 0.920%) due 11/25/2046 ~	686	387
6.250% due 06/25/2037	206	183
Banc of America Alternative Loan Trust
2.272% (US0001M + 0.400%) due 05/25/2035 ^~	39	33
Banc of America Funding Trust
3.728% due 03/20/2036 ^~	131	114
Bear Stearns ALT-A Trust
3.417% due 01/25/2035 ~	6	5
Citigroup Mortgage Loan Trust
3.710% (H15T1Y + 2.400%) due 11/25/2035 ~	358	359
Countrywide Alternative Loan Trust
2.032% (US0001M + 0.210%) due 03/20/2046 ~	46	39
2.052% (US0001M + 0.180%) due 05/25/2047 ~	27	26
2.132% (US0001M + 0.260%) due 07/25/2046 ^~	320	178
2.283% (12MTA + 1.000%) due 12/25/2035 ~	60	56
3.383% due 10/25/2035 ^~	41	35
Countrywide Home Loan Mortgage Pass-Through Trust
2.512% (US0001M + 0.640%) due 03/25/2035 ~	153	151
6.000% due 05/25/2036 ^	89	75
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^	430	207
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	31	31

62	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Downey Savings & Loan Association Mortgage Loan Trust
2.058% (US0001M + 0.250%) due 02/19/2045 ~	$25	$25
First Horizon Alternative Mortgage Securities Trust
3.396% due 09/25/2035 ^~	335	324
6.000% due 05/25/2036 ^	84	67
GMAC Mortgage Corp. Loan Trust
3.901% due 04/19/2036 ^~	240	227
GSR Mortgage Loan Trust
3.639% due 11/25/2035 ~	59	59
3.680% due 04/25/2035 ~	3	3
3.854% due 05/25/2035 ~	396	365
HarborView Mortgage Loan Trust
1.998% (US0001M + 0.190%) due 01/19/2038 ~	27	27
2.048% (LIBOR01M + 0.240%) due 03/19/2036 ~	471	409
IndyMac Mortgage Loan Trust
3.506% due 09/25/2035 ^~	69	65
JPMorgan Mortgage Trust
3.161% due 07/27/2037 ~	368	361
3.704% due 07/25/2035 ~	83	85
6.000% due 08/25/2037 ^	106	93
Residential Accredit Loans, Inc. Trust
2.202% (US0001M + 0.330%) due 03/25/2037 ~	370	127
5.565% due 02/25/2036 ^~	272	245
Residential Asset Securitization Trust
6.000% due 05/25/2037 ^	83	74
Structured Asset Mortgage Investments Trust
2.092% (US0001M + 0.220%) due 05/25/2036 ~	32	29
WaMu Mortgage Pass-Through Certificates Trust
2.053% (12MTA + 0.770%) due 05/25/2047 ~	369	354
2.751% due 10/25/2036 ^~	192	178
3.396% due 07/25/2037 ^~	160	149
Wells Fargo Mortgage-Backed Securities Trust
3.865% due 03/25/2035 ~	199	201

Total Non-Agency Mortgage-Backed Securities (Cost $4,619)		5,432

ASSET-BACKED SECURITIES 0.4%
Carrington Mortgage Loan Trust
2.022% (US0001M + 0.150%) due 08/25/2036 ~	100	84
Credit-Based Asset Servicing and Securitization LLC
3.664% due 01/25/2037 ^	977	482
Mid-State Trust
7.791% due 03/15/2038	14	15
Morgan Stanley ABS Capital, Inc. Trust
2.012% (US0001M + 0.140%) due 05/25/2037 ~	102	94
Option One Mortgage Loan Trust Asset-Backed Certificates
2.847% (US0001M + 0.975%) due 08/25/2033 ~	64	63

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Asset Securities Corp. Trust
2.022% (US0001M + 0.150%) due 08/25/2036 ~	$29	$27
6.980% due 09/25/2031	1,524	1,529

Total Asset-Backed Securities (Cost $1,893)		2,294

	SHARES
COMMON STOCKS 2.0%

CONSUMER DISCRETIONARY 0.6%
Caesars Entertainment Corp. (d)	295,845	3,328

ENERGY 0.0%
Dommo Energia S.A. SP - ADR «	251	10

FINANCIALS 0.5%
CIT Group, Inc.	26,331	1,356
Hipotecaria Su Casita S.A. de C.V. «(d)	78,886	0
Nationstar Mortgage Holdings, Inc. (d)	68,300	1,227

		2,583

HEALTH CARE 0.9%
NVHL S.A. ‘A’ «(d)(i)	231,498	455
NVHL S.A. ‘B’ «(d)(i)	231,498	455
NVHL S.A. ‘C’ «(d)(i)	231,498	455
NVHL S.A. ‘D’ «(d)(i)	231,498	456
NVHL S.A. ‘E’ «(d)(i)	231,498	456
NVHL S.A. ‘F’ «(d)(i)	231,498	456
NVHL S.A. ‘G’ «(d)(i)	231,498	456
NVHL S.A. ‘H’ «(d)(i)	231,498	456
NVHL S.A. ‘I’ «(d)(i)	231,498	456
NVHL S.A. ‘J’ «(d)(i)	231,498	456

		4,557

Total Common Stocks (Cost $13,461)		10,478

WARRANTS 0.0%

INFORMATION TECHNOLOGY 0.0%
Novasep Holding SAS - Exp. 05/31/2019 «	2,849,700	172

UTILITIES 0.0%
Dynegy, Inc. - Exp. 02/02/2024	60,750	16

Total Warrants (Cost $160)		188

PREFERRED SECURITIES 0.3%

INDUSTRIALS 0.3%
Xfit Brands, Inc. «	1,000	1,414

Total Preferred Securities (Cost $3,656)		1,414

	SHARES	MARKET VALUE (000S)
REAL ESTATE INVESTMENT TRUSTS 1.2%

REAL ESTATE 1.2%
VICI Properties, Inc. (i)	354,535	$6,495

Total Real Estate Investment Trusts (Cost $4,317)		6,495

SHORT-TERM INSTRUMENTS 1.6%

REPURCHASE AGREEMENTS (j) 1.5%
		8,178

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.1%
1.372% due 04/19/2018 (e)(f)(m)	$663	662

Total Short-Term Instruments (Cost $8,840)		8,840

Total Investments in Securities (Cost $501,245)		512,787

	SHARES
INVESTMENTS IN AFFILIATES 9.6%

COMMON STOCKS 0.0%

CONSUMER DISCRETIONARY 0.0%
Xfit Brands, Inc. ^«(d)	2,040,639	25

Total Common Stocks (Cost $418)		25

SHORT-TERM INSTRUMENTS 9.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.6%
PIMCO Short-Term Floating NAV Portfolio III	5,230,098	51,689

Total Short-Term Instruments (Cost $51,683)		51,689

Total Investments in Affiliates (Cost $52,101)		51,714

Total Investments 104.9% (Cost $553,346)		$564,501

Financial Derivative Instruments (l)(n) 0.0% (Cost or Premiums, net $10,276)		230

Other Assets and Liabilities, net (4.9)%		(26,633)

Net Assets 100.0%		$538,098

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	63

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.

(i)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘A’	03/09/2012 - 05/01/2013	$ 723	$455	0.08%
NVHL S.A. ‘B’	03/09/2012 - 05/01/2013	723	455	0.08
NVHL S.A. ‘C’	03/09/2012 - 05/01/2013	723	455	0.08
NVHL S.A. ‘D’	03/09/2012 - 05/01/2013	723	456	0.08
NVHL S.A. ‘E’	03/09/2012 - 05/01/2013	724	456	0.08
NVHL S.A. ‘F’	03/09/2012 - 05/01/2013	724	456	0.08
NVHL S.A. ‘G’	03/09/2012 - 05/01/2013	724	456	0.08
NVHL S.A. ‘H’	03/09/2012 - 05/01/2013	724	456	0.08
NVHL S.A. ‘I’	03/09/2012 - 05/01/2013	724	456	0.08
NVHL S.A. ‘J’	03/09/2012 - 05/01/2013	724	456	0.08
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	5,000	5,423	1.03
VICI Properties, Inc.	12/19/2014 - 11/20/2017	4,317	6,495	1.23

		$ 16,553	$16,475	3.06%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$717	U.S. Treasury Notes 2.250% due 01/31/2024	$(736)	$717	$717
JML	(1.000)	01/11/2018	01/11/2020	2,136	Country Garden Holding, Co. 7.500% due 03/09/2020	(2,086)	2,136	2,131
SAL	0.250	12/11/2017	12/11/2019	5,325	American Airline 17-1B PTT 4.950% due 08/15/2026	(5,146)	5,325	5,329

Total Repurchase Agreements						$(7,968)	$8,178	$8,177

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BCY	(0.500)%	03/29/2018	04/02/2018		$	(714)	$(714)
	(0.500)	04/02/2018	04/03/2018			(588)	(588)
	(0.100)	01/16/2018	TBD	(3)		(874)	(874)
CFR	(1.250)	03/12/2018	TBD	(3)	GBP	(5,422)	(7,602)
	(1.250)	03/16/2018	TBD	(3)		(866)	(1,214)
NOM	(0.750)	03/28/2018	04/02/2018		$	(1,811)	(1,811)
UBS	2.580	03/05/2018	06/05/2018			(10,512)	(10,533)

Total Reverse Repurchase Agreements							$(23,336)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)
Corporate Bonds & Notes (1.3)%
Banking & Finance (0.4)%
Country Garden Holdings Co. Ltd.	7.500%	03/09/2020	$ 2,000	$(2,041)	$(2,163)

Industrials (0.9)%
American Airlines Pass-Through Trust	4.950%	08/15/2026	5,000	(5,238)	(5,188)

Total Short Sales (1.3)%				$(7,279)	$(7,351)

64	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BCY	$0	$(2,176)	$0	$0	$(2,176)	$1,703	$(473)
CFR	0	(8,816)	0	0	(8,816)	8,534	(282)
FICC	717	0	0	0	717	(736)	(19)
JML	2,131	0	0	0	2,131	(2,086)	45
NOM	0	(1,811)	0	0	(1,811)	1,753	(58)
SAL	5,329	0	0	0	5,329	(5,146)	183
SBI	0	0	0	0	0	(510)	(510)
UBS	0	(10,533)	0	0	(10,533)	11,598	1,065

Master Securities Forward Transaction Agreement
BCY	0	0	0	(7,351)	(7,351)	0	(7,351)

Total Borrowings and Other Financing Transactions	$8,177	$(23,336)	$0	$(7,351)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(2,525)	$(10,533)	$(9,690)	$(22,748)

Total Borrowings	$0	$(2,525)	$(10,533)	$(9,690)	$(22,748)

Payable for reverse repurchase agreements(6)					$(22,748)

(k)	Securities with an aggregate market value of $23,588 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(69,745) at a weighted average interest rate of 1.606%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $117 of accrued interest.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(6)	Unsettled reverse repurchase agreements liability of $(588) is outstanding at period end.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 10-Year Note June Futures	06/2018	461	$ 55,846		$510	$108	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-Bund 10-Year Bond June Futures	06/2018	72	EUR	(14,124)	$(273)	$0	$(18)
Euro-Buxl 30-Year Bond June Futures	06/2018	11		(2,238)	(76)	4	(1)
U.S. Treasury 30-Year Bond June Futures	06/2018	29	$	(4,252)	(143)	0	(22)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	49		(7,863)	(258)	0	(56)

					$(750)	$4	$(97)

Total Futures Contracts					$(240)	$112	$(97)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	65

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Anadarko Petroleum Corp.	(1.000)%	Quarterly	06/20/2022	0.674%	$	7,000	$328	$(422)	$(94)	$0	$(2)
ArcelorMittal	(1.000)	Quarterly	06/20/2024	1.657	EUR	2,000	402	(307)	95	15	0
Arconic, Inc.	(1.000)	Quarterly	06/20/2021	0.663	$	5,000	263	(317)	(54)	0	(1)
Freeport-McMoRan, Inc.	(1.000)	Quarterly	06/20/2021	0.701		2,000	238	(257)	(19)	0	0
Staples, Inc.	(1.000)	Quarterly	09/20/2018	0.604		8,000	(64)	46	(18)	0	(2)
Viacom, Inc.	(1.000)	Quarterly	06/20/2027	1.451		10,000	556	(216)	340	0	(46)

							$1,723	$(1,473)	$250	$15	$(51)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Ally Financial, Inc.	5.000%	Quarterly	06/20/2022	0.992%	$	6,300	$780	$230	$1,010	$10	$0
Sprint Communications, Inc.	5.000	Quarterly	09/20/2020	1.789		4,750	188	183	371	0	(13)

							$968	$413	$1,381	$10	$(13)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$28,800	$ (1,881)	$(31)	$(1,912)	$0	$(117)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month USD-LIBOR	2.250%	Semi-Annual	12/16/2022	$	151,800	$7,692	$(9,952)	$(2,260)	$75	$0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/16/2025		19,500	1,483	(1,722)	(239)	30	0

							$9,175	$(11,674)	$(2,499)	$105	$0

Total Swap Agreements							$9,985	$(12,765)	$(2,780)	$130	$(181)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$112	$130	$242	$0	$ (97)	$(181)	$(278)

(m)	Securities with an aggregate market value of $662 and cash of $9,328 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

66	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(n)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
CBK	04/2018	CHF	674		$714	$9	$0
	04/2018	GBP	13,025		18,318	44	0
	04/2018		$1,287	GBP	921	5	0
GLM	04/2018	EUR	19,545		$24,168	119	0
HUS	04/2018		$9,501	GBP	6,682	0	(126)
	05/2018	GBP	6,682		$9,513	126	0
JPM	04/2018		$1,421	EUR	1,146	0	(11)
	04/2018		7,506	GBP	5,422	102	0
UAG	04/2018		22,788	EUR	18,399	0	(150)
	05/2018	EUR	18,399		$22,836	150	0

Total Forward Foreign Currency Contracts						$555	$(287)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(1)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
JPM	Turkey Government International Bond	(1.000)%	Quarterly	03/20/2020	1.000%	$7,000	$291	$(293)	$0	$(2)

Total Swap Agreements							$291	$(293)	$0	$(2)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
CBK	$58	$0	$0	$58	$0	$0	$0	$0	$58	$0	$58
GLM	119	0	0	119	0	0	0	0	119	0	119
HUS	126	0	0	126	(126)	0	0	(126)	0	0	0
JPM	102	0	0	102	(11)	0	(2)	(13)	89	0	89
UAG	150	0	0	150	(150)	0	0	(150)	0	0	0

Total Over the Counter	$555	$0	$0	$555	$(287)	$0	$(2)	$(289)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	67

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$112	$112
Swap Agreements	0	25	0	0	105	130

	$0	$25	$0	$0	$217	$242

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$555	$0	$555

	$0	$25	$0	$555	$217	$797

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$97	$97
Swap Agreements	0	181	0	0	0	181

	$0	$181	$0	$0	$97	$278

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$287	$0	$287
Swap Agreements	0	2	0	0	0	2

	$0	$2	$0	$287	$0	$289

	$0	$183	$0	$287	$97	$567

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(981)	$(981)
Swap Agreements	0	(5,095)	0	0	1,659	(3,436)

	$0	$(5,095)	$0	$0	$678	$(4,417)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(2,771)	$0	$(2,771)
Swap Agreements	0	760	0	0	0	760

	$0	$760	$0	$(2,771)	$0	$(2,011)

	$0	$(4,335)	$0	$(2,771)	$678	$(6,428)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(343)	$(343)
Swap Agreements	0	429	0	0	(4,739)	(4,310)

	$0	$429	$0	$0	$(5,082)	$(4,653)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(864)	$0	$(864)
Swap Agreements	0	(822)	0	0	0	(822)

	$0	$(822)	$0	$(864)	$0	$(1,686)

	$0	$(393)	$0	$(864)	$(5,082)	$(6,339)

68	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$14,001	$0	$14,001
Corporate Bonds & Notes
Banking & Finance	0	140,414	12,758	153,172
Industrials	0	264,626	0	264,626
Utilities	0	41,946	0	41,946
Municipal Bonds & Notes
Florida	0	452	0	452
New York	0	100	0	100
West Virginia	0	3,349	0	3,349
Non-Agency Mortgage-Backed Securities	0	5,432	0	5,432
Asset-Backed Securities	0	2,294	0	2,294
Common Stocks
Consumer Discretionary	3,328	0	0	3,328
Energy	0	0	10	10
Financials	2,583	0	0	2,583
Health Care	0	0	4,557	4,557
Warrants
Information Technology	0	0	172	172
Utilities	16	0	0	16
Preferred Securities
Industrials	0	0	1,414	1,414
Real Estate Investment Trusts
Real Estate	6,495	0	0	6,495
Short-Term Instruments
Repurchase Agreements	0	8,178	0	8,178
U.S. Treasury Bills	0	662	0	662

	$12,422	$481,454	$18,911	$512,787

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Affiliates, at Value
Common Stocks
Consumer Discretionary	$0	$0	$25	$25
Short-Term Instruments
Central Funds Used for Cash Management Purposes	51,689	0	0	51,689

	$51,689	$0	$25	$51,714

Total Investments	$64,111	$481,454	$18,936	$564,501

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(7,351)	$0	$(7,351)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	112	130	0	242
Over the counter	0	555	0	555

	$112	$685	$0	$797

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(97)	(181)	0	(278)
Over the counter	0	(289)	0	(289)

	$(97)	$(470)	$0	$(567)

Total Financial Derivative Instruments	$15	$215	$0	$230

Totals	$64,126	$474,318	$18,936	$557,380

There were no significant transfers among Levels 1 and 2 during the period ended March 31, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2018:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2018(1)
Investments in Securities, at Value
Loan Participations and Assignments	$24,870	$125	$(25,000)	$0	$0	$5	$0	$0	$0	$0
Corporate Bonds & Notes
Banking & Finance	12,199	0	0	33	0	526	0	0	12,758	526
Industrials	12,698	0	(3,500)	13	0	1,519	0	(10,730)	0	0
Common Stocks
Energy	0	0	0	0	0	10	0	0	10	10
Health Care	0	0	0	0	0	0	4,557	0	4,557	0
Warrants
Consumer Discretionary	158	0	(156)	0	0	(2)	0	0	0	0
Information Technology	149	0	0	0	0	23	0	0	172	23
Preferred Securities
Industrials	0	3,656	0	0	0	(2,242)	0	0	1,414	(2,242)

	$50,074	$3,781	$(28,656)	$46	$0	$(161)	$4,557	$(10,730)	$18,911	$(1,683)

Investments in Affiliates, at Value
Common Stocks
Consumer Discretionary	$0	$0	$0	$0	$0	$0	$25	$0	$25	$0

Totals	$50,074	$3,781	$(28,656)	$46	$0	$(161)	$4,582	$(10,730)	$18,936	$(1,683)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	69

Schedule of Investments PIMCO High Yield Portfolio (Cont.)

March 31, 2018

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$7,335	Reference Instrument	Spread Movement	318.000 bps
	5,423	Reference Instrument	OAS Spread	490.400 bps
Common Stocks
Energy	10	Other Valuation Techniques(2)	—	—
Health Care	4,557	Third Party Vendor	Broker Quote	$1.600
Warrants
Information Technology	172	Other Valuation Techniques(2)	—	—
Preferred Securities
Consumer Discretionary	1,414	Other Valuation Techniques(2)	—	—

Investments in Affiliates, at Value
Common Stocks
Consumer Discretionary	25	Other Valuation Techniques(2)	—

Total	$18,936

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

70	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Investment Grade Corporate Portfolio

March 31, 2018

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 85.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.2%
Avolon Holdings Ltd. SARL
4.072% due 04/03/2022	$3,192	$3,198
AWAS Aviation Capital Ltd.
4.870% due 10/03/2021 «(h)	8,111	8,174
Dell, Inc.
3.880% (LIBOR03M + 2.000%) due 09/07/2023 ~	2,394	2,399
Delta Air Lines, Inc.
4.202% (LIBOR03M + 1.900%) due 09/30/2019 «~(h)	9,060	9,063
Las Vegas Sands LLC
3.627% (LIBOR03M + 1.750%) due 03/29/2024 ~	298	299
WR Grace & Co.
TBD% due 04/03/2025	300	302
Wyndham Hotels & Resorts, Inc.
TBD% due 03/28/2025 «	1,000	1,001

Total Loan Participations and Assignments (Cost $24,325)		24,436

CORPORATE BONDS & NOTES 71.9%

BANKING & FINANCE 45.0%
ABN AMRO Bank NV
2.374% (US0003M + 0.640%) due 01/18/2019 ~	2,100	2,108
2.450% due 06/04/2020	2,400	2,365
AerCap Ireland Capital DAC
4.625% due 10/30/2020	6,259	6,446
Aflac, Inc.
2.400% due 03/16/2020	310	307
AGFC Capital Trust
3.472% (US0003M + 1.750%) due 01/15/2067 ~	3,080	1,648
Air Lease Corp.
3.000% due 09/15/2023	3,300	3,165
Alexandria Real Estate Equities, Inc.
3.950% due 01/15/2028	300	293
American Financial Group, Inc.
3.500% due 08/15/2026	2,200	2,111
American International Group, Inc.
3.375% due 08/15/2020	11	11
5.750% due 04/01/2048 •	300	305
American Tower Corp.
3.300% due 02/15/2021	400	400
3.450% due 09/15/2021	557	558
5.050% due 09/01/2020	3,647	3,797
Assurant, Inc.
3.543% due 03/26/2021 ~	1,900	1,902
AvalonBay Communities, Inc.
3.200% due 01/15/2028	300	285
Aviation Capital Group LLC
7.125% due 10/15/2020	14,600	15,944
Banco Inbursa S.A. Institucion de Banca Multiple
4.375% due 04/11/2027	1,700	1,646
Bank of America Corp.
3.875% due 08/01/2025	6,000	6,048
5.650% due 05/01/2018	6,515	6,531
5.875% due 03/15/2028 •(f)	200	202
6.875% due 04/25/2018	75,860	76,059
6.875% due 11/15/2018	800	821
7.625% due 06/01/2019	4,665	4,915
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.350% due 09/08/2019	16,108	15,961
Bank One Capital
8.750% due 09/01/2030	75	105
Barclays Bank PLC
7.750% due 04/10/2023 •(g)	15,060	15,101
Barclays PLC
3.200% due 08/10/2021	2,800	2,768
3.650% due 03/16/2025	1,800	1,737

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BBVA Bancomer S.A.
5.125% due 01/18/2033 •(g)	$7,800	$7,527
BGC Partners, Inc.
5.125% due 05/27/2021	1,000	1,025
BPCE S.A.
4.500% due 03/15/2025	5,700	5,729
Cantor Fitzgerald LP
6.500% due 06/17/2022	1,700	1,853
7.875% due 10/15/2019	13,200	14,033
CBL & Associates LP
5.950% due 12/15/2026	500	421
Charles Schwab Corp.
5.000% due 12/01/2027 •(f)	700	685
Citigroup, Inc.
2.498% (US0003M + 0.790%) due 01/10/2020 ~	13,400	13,482
2.691% (US0003M + 0.950%) due 07/24/2023 ~	10,000	10,045
2.968% (US0003M + 1.190%) due 08/02/2021 ~	19,500	19,857
3.200% due 10/21/2026	5,000	4,762
3.400% due 05/01/2026	875	846
3.520% due 10/27/2028 •	200	193
CME Group, Inc.
3.000% due 03/15/2025	2,795	2,721
5.300% due 09/15/2043	500	611
Cooperatieve Rabobank UA
4.750% due 01/15/2020	2,969	3,058
Credit Agricole S.A.
8.125% due 09/19/2033 •(g)	6,900	7,050
Credit Suisse AG
3.625% due 09/09/2024	6,800	6,781
6.500% due 08/08/2023 (g)	4,700	5,121
Credit Suisse Group AG
2.997% due 12/14/2023 •	1,300	1,261
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020	6,700	6,666
3.750% due 03/26/2025	10,200	9,972
3.800% due 06/09/2023	4,800	4,813
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 •(f)	3,500	3,586
Deutsche Bank AG
2.692% (US0003M + 0.970%) due 07/13/2020 ~	8,700	8,726
3.150% due 01/22/2021	7,900	7,786
4.250% due 10/14/2021	13,500	13,720
Digital Realty Trust LP
3.400% due 10/01/2020	500	503
3.700% due 08/15/2027	2,700	2,605
Discover Financial Services
4.100% due 02/09/2027	1,500	1,490
Doctors Co.
6.500% due 10/15/2023	675	730
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	628	645
EPR Properties
4.500% due 04/01/2025	3,500	3,497
4.500% due 06/01/2027	1,100	1,074
ERP Operating LP
4.500% due 07/01/2044	300	313
Essex Portfolio LP
3.875% due 05/01/2024	3,500	3,524
Federal Realty Investment Trust
3.250% due 07/15/2027	3,300	3,137
First American Financial Corp.
4.300% due 02/01/2023	2,975	3,011
Ford Motor Credit Co. LLC
2.240% due 06/15/2018	3,700	3,696
2.425% due 06/12/2020	1,765	1,733
2.551% due 10/05/2018	3,478	3,476
2.597% due 11/04/2019	2,000	1,985
2.835% due 04/05/2021 ~	4,800	4,801
2.901% (US0003M + 0.830%) due 03/12/2019 ~	3,000	3,009
2.943% due 01/08/2019	3,900	3,902

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.157% due 08/04/2020		$1,100	$1,095
5.000% due 05/15/2018		2,313	2,319
8.125% due 01/15/2020		2,572	2,786
General Motors Financial Co., Inc.
2.350% due 10/04/2019		3,946	3,912
2.400% due 04/10/2018		9,931	9,930
3.200% due 07/13/2020		900	899
3.270% (US0003M + 1.550%) due 01/14/2022 ~		13,000	13,318
4.250% due 05/15/2023		10	10
5.250% due 03/01/2026		25	26
Global Bank Corp.
4.500% due 10/20/2021		500	505
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		2,650	2,595
2.908% due 06/05/2023 •		3,700	3,603
3.075% (US0003M + 1.050%) due 06/05/2023 ~		11,200	11,266
3.714% (US0003M + 1.770%) due 02/25/2021 ~		4,600	4,762
3.750% due 02/25/2026		4,600	4,525
4.017% due 10/31/2038 •		1,600	1,549
Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		449	448
HBOS PLC
6.750% due 05/21/2018		34,030	34,209
Healthcare Realty Trust, Inc.
3.875% due 05/01/2025		600	592
Host Hotels & Resorts LP
3.875% due 04/01/2024		1,000	989
HSBC Bank PLC
4.125% due 08/12/2020		6,900	7,052
HSBC Capital Funding LP
10.176% due 06/30/2030 •(f)		1,650	2,611
HSBC Holdings PLC
4.300% due 03/08/2026		600	616
6.250% due 03/23/2023 •(f)(g)		4,900	4,973
Hudson Pacific Properties LP
3.950% due 11/01/2027		2,000	1,919
ICICI Bank Ltd.
3.500% due 03/18/2020		6,000	6,002
4.800% due 05/22/2019		3,800	3,870
5.750% due 11/16/2020		1,800	1,899
Industrial & Commercial Bank of China Ltd.
3.538% due 11/08/2027		2,800	2,686
Intercontinental Exchange, Inc.
4.000% due 10/15/2023		8,500	8,813
International Lease Finance Corp.
6.250% due 05/15/2019		6,300	6,518
8.250% due 12/15/2020		2,500	2,791
8.625% due 01/15/2022		8,800	10,269
Intesa Sanpaolo SpA
5.017% due 06/26/2024		2,200	2,172
6.500% due 02/24/2021		11,629	12,518
Jackson National Life Global Funding
3.022% (US0003M + 0.730%) due 06/27/2022 ~		1,500	1,518
JPMorgan Chase & Co.
2.607% (US0003M + 0.550%) due 03/09/2021 ~		8,900	8,926
3.900% due 07/15/2025		5	5
7.900% due 04/30/2018 •(f)		3,300	3,321
Kilroy Realty LP
3.450% due 12/15/2024		3,000	2,914
4.375% due 10/01/2025		3,800	3,852
Legg Mason, Inc.
5.625% due 01/15/2044		1,000	1,088
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^(c)		16,693	698
7.875% due 05/08/2018 ^(c)	GBP	16,500	1,123
Lincoln National Corp.
4.000% due 09/01/2023		$100	102
Lloyds Bank PLC
2.400% due 03/17/2020		8,900	8,781
5.800% due 01/13/2020		10,600	11,108

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	71

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Macquarie Group Ltd.
3.189% due 11/28/2023 •	$7,500	$7,240
MetLife, Inc.
6.400% due 12/15/2066	30	33
Metropolitan Life Global Funding
1.950% due 12/03/2018	4,850	4,831
Mid-America Apartments LP
3.750% due 06/15/2024	1,500	1,490
Mitsubishi UFJ Financial Group, Inc.
3.149% (US0003M + 1.060%) due 09/13/2021 ~	7,700	7,817
3.886% (US0003M + 1.880%) due 03/01/2021 ~	400	415
Mitsubishi UFJ Trust & Banking Corp.
2.450% due 10/16/2019	4,700	4,660
Mizuho Bank Ltd.
2.400% due 03/26/2020	7,800	7,691
2.450% due 04/16/2019	1,300	1,294
Mizuho Financial Group, Inc.
2.632% due 04/12/2021	5,000	4,902
Morgan Stanley
2.294% due 02/10/2021 ~	2,200	2,202
MUFG Americas Holdings Corp.
3.000% due 02/10/2025	4,400	4,246
Nationwide Building Society
4.302% due 03/08/2029 •	5,900	5,890
Navient Corp.
5.500% due 01/15/2019	700	709
8.450% due 06/15/2018	9,201	9,302
Nissan Motor Acceptance Corp.
2.372% (US0003M + 0.650%) due 07/13/2022 ~	4,100	4,106
2.650% due 09/26/2018	1,200	1,200
2.722% due 03/15/2021 ~	4,500	4,507
Nordea Bank AB
4.875% due 01/27/2020	1,900	1,963
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023	6,100	6,102
5.250% due 01/15/2026	900	915
OMX Timber Finance Investments LLC
5.420% due 01/29/2020	2,000	2,074
Pacific Life Insurance Co.
9.250% due 06/15/2039	900	1,444
Physicians Realty LP
4.300% due 03/15/2027	1,975	1,961
Poly Real Estate Finance Ltd.
4.500% due 08/06/2018	5,552	5,572
Regency Centers LP
3.600% due 02/01/2027	200	192
4.125% due 03/15/2028	100	100
4.400% due 02/01/2047	200	198
Reliance Standard Life Global Funding
2.500% due 04/24/2019	9,000	8,962
RenaissanceRe Finance, Inc.
3.450% due 07/01/2027	300	284
Rio Oil Finance Trust
9.250% due 07/06/2024	1,359	1,482
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023	2,300	2,273
Santander Holdings USA, Inc.
3.700% due 03/28/2022	11,920	11,953
4.400% due 07/13/2027	3,000	2,987
4.500% due 07/17/2025	500	508
Santander UK Group Holdings PLC
2.875% due 08/05/2021	6,080	5,961
Santander UK PLC
2.125% due 11/03/2020	7,600	7,425
5.000% due 11/07/2023	800	829
SL Green Realty Corp.
4.500% due 12/01/2022	7,200	7,391
SMFG Preferred Capital Ltd.
9.500% due 07/25/2018 •(f)	14,000	14,339
State Bank of India
3.622% due 04/17/2019	6,300	6,326

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
STORE Capital Corp.
4.500% due 03/15/2028	$2,700	$2,685
Sumitomo Mitsui Financial Group, Inc.
3.737% (US0003M + 1.680%) due 03/09/2021 ~	2,400	2,482
Sumitomo Mitsui Trust Bank Ltd.
2.535% (US0003M + 0.510%) due 03/06/2019 ~	400	401
Teachers Insurance & Annuity Association of America
4.375% due 09/15/2054	2,800	2,740
Temasek Financial Ltd.
2.375% due 01/23/2023	5,000	4,848
Toronto-Dominion Bank
2.284% (US0003M + 0.540%) due 07/23/2018 ~	3,000	3,003
UBS AG
2.350% due 03/26/2020	3,350	3,304
2.486% due 12/01/2020 ~	400	400
2.627% (US0003M + 0.580%) due 06/08/2020 ~	7,500	7,532
4.750% due 05/22/2023 •(g)	10,677	10,703
5.750% due 04/25/2018	7,069	7,084
7.625% due 08/17/2022 (g)	5,125	5,766
UBS Group Funding Switzerland AG
2.789% due 08/15/2023 ~	8,400	8,451
2.859% due 08/15/2023 •	18,200	17,605
4.125% due 09/24/2025	400	402
4.253% due 03/23/2028	300	302
USB Capital
3.500% (US0003M + 1.020%) due 04/30/2018 ~(f)	14,250	12,886
Ventas Realty LP
3.250% due 08/15/2022	500	496
VEREIT Operating Partnership LP
3.950% due 08/15/2027	400	376
4.875% due 06/01/2026	900	910
Vonovia Finance BV
5.000% due 10/02/2023	4,655	4,819
Wachovia Capital Trust
5.570% (US0003M + 0.930%) due 04/30/2018 ~(f)	10,010	9,985
Washington Prime Group LP
5.950% due 08/15/2024	2,700	2,577
WEA Finance LLC
3.250% due 10/05/2020	11,700	11,719
Wells Fargo & Co.
3.550% due 09/29/2025	92	90
Wells Fargo Bank N.A.
6.600% due 01/15/2038	720	953
Weyerhaeuser Co.
7.375% due 10/01/2019	7,834	8,337
XLIT Ltd.
4.450% due 03/31/2025	1,100	1,112
Yuexiu REIT MTN Co. Ltd.
3.100% due 05/14/2018	200	200

		892,427

INDUSTRIALS 21.3%
AbbVie, Inc.
2.500% due 05/14/2020	3,853	3,805
Allergan Funding SCS
3.800% due 03/15/2025	2,800	2,754
Allergan, Inc.
2.800% due 03/15/2023	1,000	951
Andeavor Logistics LP
5.250% due 01/15/2025	800	814
5.500% due 10/15/2019	1,250	1,288
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021	2,400	2,382
Anheuser-Busch InBev Worldwide, Inc.
3.052% due 01/12/2024 ~(a)	1,000	1,007
Applied Materials, Inc.
3.300% due 04/01/2027	800	786

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Aptiv PLC
4.250% due 01/15/2026	$700	$716
Baidu, Inc.
3.875% due 09/29/2023	5,100	5,109
BAT Capital Corp.
2.423% due 08/14/2020 ~	11,000	11,038
BAT International Finance PLC
2.750% due 06/15/2020	1,145	1,136
Boral Finance Pty. Ltd.
3.000% due 11/01/2022	100	98
Boston Scientific Corp.
6.000% due 01/15/2020	4,003	4,202
Braskem Finance Ltd.
6.450% due 02/03/2024	400	437
Braskem Netherlands Finance BV
4.500% due 01/10/2028	1,400	1,364
British Airways Pass-Through Trust
3.800% due 03/20/2033	1,900	1,919
4.125% due 03/20/2033	2,600	2,626
Broadcom Corp.
3.000% due 01/15/2022	5,000	4,909
3.500% due 01/15/2028	2,700	2,541
Burlington Northern Santa Fe LLC
8.125% due 04/15/2020	7,000	7,703
Campbell Soup Co.
2.645% due 03/16/2020 ~	4,500	4,501
Canadian Pacific Railway Co.
4.500% due 01/15/2022	1,334	1,389
CBS Corp.
3.375% due 02/15/2028	900	838
Celgene Corp.
2.250% due 08/15/2021	4,200	4,064
CenterPoint Energy Resources Corp.
4.000% due 04/01/2028	3,400	3,426
Charter Communications Operating LLC
4.464% due 07/23/2022	8,900	9,103
4.908% due 07/23/2025	7,400	7,569
5.375% due 05/01/2047	800	775
Chevron Phillips Chemical Co. LLC
3.300% due 05/01/2023	1,100	1,105
China Uranium Development Co. Ltd.
3.500% due 10/08/2018	500	502
Cigna Corp.
3.250% due 04/15/2025	200	191
CNH Industrial Capital LLC
4.375% due 11/06/2020	2,400	2,457
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/2022	40	50
Comcast Corp.
3.150% due 02/15/2028	4,000	3,821
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	311	315
4.750% due 07/12/2022	5,712	5,857
7.250% due 05/10/2021	567	599
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019	4,800	4,967
CRH America Finance, Inc.
3.950% due 04/04/2028 (a)	3,300	3,294
CVS Health Corp.
2.750% due 12/01/2022	5,100	4,913
3.500% due 07/20/2022	246	246
4.300% due 03/25/2028	4,400	4,436
CVS Pass-Through Trust
7.507% due 01/10/2032	1,751	2,069
D.R. Horton, Inc.
4.375% due 09/15/2022	1,200	1,243
Daimler Finance North America LLC
2.250% due 03/02/2020	2,150	2,117
2.450% due 05/18/2020	200	197
Dell International LLC
3.480% due 06/01/2019	9,410	9,455
4.420% due 06/15/2021	29,962	30,751

72	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Deutsche Telekom International Finance BV
2.225% due 01/17/2020	$7,675	$7,574
Discovery Communications LLC
2.912% due 09/20/2019 ~	500	502
eBay, Inc.
2.600% due 07/15/2022	1,129	1,093
EMD Finance LLC
2.400% due 03/19/2020	500	495
Energy Transfer LP
5.300% due 04/15/2047	2,500	2,352
5.750% due 09/01/2020	300	314
6.125% due 12/15/2045	200	208
6.625% due 10/15/2036	3,170	3,514
9.000% due 04/15/2019	2,075	2,196
Enterprise Products Operating LLC
2.550% due 10/15/2019	5,619	5,586
3.350% due 03/15/2023	1,100	1,097
3.900% due 02/15/2024	714	724
EQT Midstream Partners LP
4.000% due 08/01/2024	2,400	2,342
Express Scripts Holding Co.
2.600% due 11/30/2020	1,250	1,228
Fidelity National Information Services, Inc.
2.250% due 08/15/2021	565	546
5.000% due 10/15/2025	1,307	1,397
General Motors Co.
2.593% (US0003M + 0.800%) due 08/07/2020 ~	4,900	4,906
Globo Comunicacao e Participacoes S.A.
4.843% due 06/08/2025	1,000	982
Harris Corp.
1.999% due 04/27/2018	1,500	1,500
HCA, Inc.
5.875% due 03/15/2022	4,100	4,331
Hyatt Hotels Corp.
5.375% due 08/15/2021	600	637
Imperial Brands Finance PLC
2.950% due 07/21/2020	14,976	14,875
3.500% due 02/11/2023	1,300	1,287
Kinder Morgan, Inc.
8.050% due 10/15/2030	7,700	9,412
KLA-Tencor Corp.
4.125% due 11/01/2021	800	823
Kraft Heinz Foods Co.
2.220% due 08/09/2019 ~	2,500	2,502
2.381% due 02/10/2021 ~	700	698
2.800% due 07/02/2020	1,345	1,336
5.375% due 02/10/2020	1,200	1,250
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	354	349
Marriott International, Inc.
2.300% due 01/15/2022	800	769
Masco Corp.
5.950% due 03/15/2022	786	851
7.125% due 03/15/2020	129	138
Medtronic Global Holdings S.C.A.
3.350% due 04/01/2027	2,600	2,567
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021	1,593	1,521
Mylan, Inc.
4.550% due 04/15/2028 (a)	4,500	4,501
NetApp, Inc.
3.375% due 06/15/2021	750	750
Northern Natural Gas Co.
4.100% due 09/15/2042	580	567
NXP BV
3.875% due 09/01/2022	5,300	5,273
Odebrecht Oil & Gas Finance Ltd.
0.000% due 04/30/2018 (d)(f)	408	11
ONEOK Partners LP
5.000% due 09/15/2023	2,300	2,428
Penske Truck Leasing Co. LP
3.200% due 07/15/2020	5,900	5,911
3.950% due 03/10/2025	4,550	4,564

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Pioneer Natural Resources Co.
3.950% due 07/15/2022	$1,200	$1,221
6.875% due 05/01/2018	4,800	4,815
QVC, Inc.
5.125% due 07/02/2022	2,383	2,459
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.750% due 09/30/2019	900	944
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022	6,484	6,227
RELX Capital, Inc.
3.500% due 03/16/2023	100	100
Reynolds American, Inc.
6.875% due 05/01/2020	8,846	9,491
Rockwell Collins, Inc.
2.800% due 03/15/2022	1,600	1,561
Ryder System, Inc.
2.650% due 03/02/2020	575	571
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	1,900	1,999
5.625% due 04/15/2023	4,225	4,515
5.625% due 03/01/2025	400	430
5.750% due 05/15/2024	3,950	4,255
5.875% due 06/30/2026	1,200	1,313
6.250% due 03/15/2022	3,300	3,583
SBA Tower Trust
2.877% due 07/10/2046	1,200	1,188
Scripps Networks Interactive, Inc.
2.750% due 11/15/2019	2,200	2,185
Solvay Finance America LLC
3.400% due 12/03/2020	9,145	9,196
Southern Co.
2.350% due 07/01/2021	3,688	3,576
2.750% due 06/15/2020	3,365	3,338
Southwestern Energy Co.
4.100% due 03/15/2022	650	626
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	2,100	2,092
4.738% due 09/20/2029	2,400	2,418
Standard Industries, Inc.
4.750% due 01/15/2028	900	851
Starbucks Corp.
2.700% due 06/15/2022	3,000	2,961
Symantec Corp.
5.000% due 04/15/2025	400	404
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018	2,270	2,271
5.134% due 04/27/2020	50	52
Tencent Holdings Ltd.
3.595% due 01/19/2028	3,900	3,737
Teva Pharmaceutical Finance Co. BV
3.650% due 11/10/2021	7,075	6,663
Time Warner Cable LLC
5.000% due 02/01/2020	4,985	5,122
6.550% due 05/01/2037	1,900	2,140
8.250% due 04/01/2019	1,500	1,574
Tyson Foods, Inc.
2.342% due 08/21/2020 ~	1,500	1,503
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	1,499	1,675
United Airlines Pass-Through Trust
2.875% due 04/07/2030	900	850
Vale Overseas Ltd.
6.250% due 08/10/2026	3,200	3,593
Valero Energy Partners LP
4.500% due 03/15/2028	800	806
VMware, Inc.
2.300% due 08/21/2020	1,000	973
2.950% due 08/21/2022	2,300	2,206
3.900% due 08/21/2027	900	853
Volkswagen Group of America Finance LLC
2.374% (US0003M + 0.470%) due 05/22/2018 ~	21,579	21,573
West Fraser Timber Co. Ltd.
4.350% due 10/15/2024	1,800	1,788

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WestRock Co.
4.000% due 03/15/2028	$600	$601
Wyeth LLC
7.250% due 03/01/2023	8,000	9,483
ZF North America Capital, Inc.
4.500% due 04/29/2022	2,320	2,358
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018	901	901
3.150% due 04/01/2022	2,850	2,811
3.375% due 11/30/2021	1,100	1,095
4.250% due 08/15/2035	228	218
Zoetis, Inc.
3.450% due 11/13/2020	1,497	1,508

		422,415

UTILITIES 5.6%
AEP Texas, Inc.
6.650% due 02/15/2033	300	385
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	9,000	9,173
American Electric Power Co., Inc.
2.150% due 11/13/2020	2,625	2,569
AT&T, Inc.
2.372% (US0003M + 0.650%) due 01/15/2020 ~	3,685	3,699
2.672% (US0003M + 0.950%) due 07/15/2021 ~	4,850	4,904
3.600% due 02/17/2023	9	9
4.350% due 06/15/2045	100	92
4.500% due 03/09/2048	1,100	1,019
4.750% due 05/15/2046	2,200	2,141
5.150% due 02/14/2050	5,700	5,770
British Transco International Finance BV
0.000% due 11/04/2021 (d)	1,250	1,124
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034	1,152	371
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020	600	600
CNOOC Finance Ltd.
4.250% due 01/26/2021	2,300	2,357
DTE Energy Co.
2.400% due 12/01/2019	2,300	2,274
Duke Energy Corp.
3.550% due 09/15/2021	1,400	1,414
5.050% due 09/15/2019	950	977
Duke Energy Ohio, Inc.
6.900% due 06/01/2025	2,821	3,273
E.ON International Finance BV
5.800% due 04/30/2018	5,000	5,011
Electricite de France S.A.
4.600% due 01/27/2020	1,800	1,849
Emera U.S. Finance LP
2.150% due 06/15/2019	2,700	2,669
Enable Midstream Partners LP
4.400% due 03/15/2027	1,100	1,078
Enel Finance International NV
2.875% due 05/25/2022	1,000	977
Entergy Arkansas, Inc.
3.500% due 04/01/2026	6,100	6,087
Exelon Corp.
2.850% due 06/15/2020	2,000	1,983
Exelon Generation Co. LLC
5.200% due 10/01/2019	490	505
Fortis, Inc.
3.055% due 10/04/2026	1,400	1,299
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021	500	526
9.250% due 04/23/2019	4,000	4,242
HKCG Finance Ltd.
6.250% due 08/07/2018	300	303
IPALCO Enterprises, Inc.
3.700% due 09/01/2024	1,100	1,078

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	73

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Monongahela Power Co.
3.550% due 05/15/2027	$1,525	$1,517
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~	3,700	3,700
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022	857	829
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (b)	2,585	769
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,469
Pacific Bell Telephone Co.
7.125% due 03/15/2026	8,029	9,614
Plains All American Pipeline LP
2.850% due 01/31/2023	200	189
3.850% due 10/15/2023	200	195
4.500% due 12/15/2026	4,200	4,171
4.650% due 10/15/2025	2,044	2,058
Public Service Co. of Oklahoma
6.625% due 11/15/2037	2,200	2,869
Rio Oil Finance Trust
9.750% due 01/06/2027	1,503	1,643
Sempra Energy
2.209% due 01/15/2021 ~	400	400
Sinopec Group Overseas Development Ltd.
2.125% due 05/03/2019	4,200	4,161
2.500% due 04/28/2020	600	591
Verizon Communications, Inc.
2.454% (US0003M + 0.550%) due 05/22/2020 ~	5,115	5,139
5.012% due 04/15/2049	400	415
5.012% due 08/21/2054	358	358

		109,845

Total Corporate Bonds & Notes (Cost $1,424,638)		1,424,687

MUNICIPAL BONDS & NOTES 1.4%

CALIFORNIA 0.2%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	100	148
California State General Obligation Bonds, (BABs), Series 2010
7.700% due 11/01/2030	500	566
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	100	150
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	600	763
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	300	414
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	300	411
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	300	443

		2,895

GEORGIA 0.6%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	8,700	10,739

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	625	793

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	$1,275	$1,416
Chicago, Illinois General Obligation Notes, Series 2015
5.633% due 01/01/2020	200	202

		2,411

MASSACHUSETTS 0.0%
Massachusetts School Building Authority Revenue Bonds, Series 2010
5.468% due 06/15/2027	300	349

NEW YORK 0.0%
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	300	360

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
8.084% due 02/15/2050	6,210	10,500

Total Municipal Bonds & Notes (Cost $26,525)		27,254

U.S. GOVERNMENT AGENCIES 2.4%
Fannie Mae, TBA
3.000% due 04/01/2048 - 05/01/2048	9,800	9,544
3.500% due 04/01/2048 - 05/01/2048	37,100	37,110
Ginnie Mae
8.500% due 08/15/2030	12	12

Total U.S. Government Agencies (Cost $46,418)		46,666

U.S. TREASURY OBLIGATIONS 6.1%
U.S. Treasury Notes
0.750% due 08/31/2018 (k)(m)	16,900	16,822
1.250% due 07/31/2023	26,000	24,262
1.625% due 08/31/2022 (k)(m)	3,252	3,128
1.625% due 02/15/2026	40,000	36,885
2.000% due 11/30/2022 (k)	18,700	18,250
2.125% due 07/31/2024	40	39
2.250% due 11/15/2024	14,200	13,824
2.375% due 01/31/2023	7,200	7,139

Total U.S. Treasury Obligations (Cost $121,013)		120,349

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Structured Asset Mortgage Investments Trust
2.508% (US0001M + 0.700%) due 03/19/2034 ~	836	828

Total Non-Agency Mortgage-Backed Securities (Cost $789)		828

ASSET-BACKED SECURITIES 0.0%
Eagle Ltd.
2.570% due 12/15/2039	263	261

Total Asset-Backed Securities (Cost $262)		261

SOVEREIGN ISSUES 0.7%
Kuwait International Government Bond
2.750% due 03/20/2022	6,200	6,084
Saudi Government International Bond
2.875% due 03/04/2023	7,500	7,229

Total Sovereign Issues (Cost $13,623)		13,313

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.9%

BANKING & FINANCE 0.9%
Wells Fargo & Co.
7.500% (f)	13,190	$17,028

Total Convertible Preferred Securities (Cost $10,405)		17,028

PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%
CoBank ACB
6.200% (US0003M + 3.744%) due 01/01/2025 ~(f)	30,000	3,274

Total Preferred Securities (Cost $3,000)		3,274

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.8%

CERTIFICATES OF DEPOSIT 0.3%
Barclays Bank PLC
1.940% due 09/04/2018	$7,000	6,984

REPURCHASE AGREEMENTS (i) 0.5%

		10,598

U.S. TREASURY BILLS 0.0%
1.383% due 04/19/2018 (d)(e)(m)	264	264

Total Short-Term Instruments (Cost $17,862)		17,846

Total Investments in Securities (Cost $1,688,860)		1,695,942

	SHARES
INVESTMENTS IN AFFILIATES 17.3%

SHORT-TERM INSTRUMENTS 17.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 17.3%
PIMCO Short-Term Floating NAV Portfolio III	34,699,419	342,934

Total Short-Term Instruments (Cost $342,885)		342,934

Total Investments in Affiliates (Cost $342,885)		342,934

Total Investments 102.9% (Cost $2,031,745)		$2,038,876

Financial Derivative Instruments (j)(l) (0.0)% (Cost or Premiums, net $8,987)		(781)

Other Assets and Liabilities, net (2.9)%		(56,030)

Net Assets 100.0%		$1,982,065

74	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

(h)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$8,111	$8,174	0.41%
Delta Air Lines, Inc.	4.202	09/30/2019	09/29/2014	9,060	9,063	0.46

				$17,171	$17,237	0.87%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$10,598	U.S. Treasury Notes 2.250% due 01/31/2024	$(10,810)	$10,598	$10,599

Total Repurchase Agreements						$(10,810)	$10,598	$10,599

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$10,599	$0	$0	$10,599	$(10,810)	$(211)

Total Borrowings and Other Financing Transactions	$10,599	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(15,736) at a weighted average interest rate of 1.093%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	75

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	$119.500	05/25/2018	40	$40	$(14)	$(8)
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	122.000	05/25/2018	40	40	(11)	(17)
Put - CBOT U.S. Treasury 10-Year Note May 2018 Futures	118.000	04/20/2018	100	100	(23)	(1)
Put - CBOT U.S. Treasury 10-Year Note May 2018 Futures	119.000	04/20/2018	106	106	(30)	(2)
Call - CBOT U.S. Treasury 10-Year Note May 2018 Futures	121.000	04/20/2018	106	106	(31)	(58)

					$(109)	$(86)

Total Written Options					$(109)	$(86)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 5-Year Note June Futures	06/2018	618	$	70,737	$281	$68	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 2-Year Note June Futures	06/2018	756	$	(160,733)	$(24)	$0	$(24)
U.S. Treasury 10-Year Note June Futures	06/2018	78		(10,129)	(143)	0	(30)
U.S. Treasury 30-Year Bond June Futures	06/2018	213		(31,231)	(856)	0	(160)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	165		(26,477)	(869)	0	(191)

					$(1,892)	$0	$(405)

Total Futures Contracts					$(1,611)	$68	$(405)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Darden Restaurants, Inc.	(1.000)%	Quarterly	06/20/2020	0.155%	$	3,500	$(62)	$(4)	$(66)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2022	0.569%	$	9,800	$194	$(3)	$191	$0	$(1)
Enbridge, Inc.	1.000	Quarterly	12/20/2022	0.947		5,700	17	(2)	15	0	(2)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2022	1.141		200	38	(4)	34	0	(1)
International Lease Finance Corp.	5.000	Quarterly	06/20/2021	0.518		3,500	523	(29)	494	0	(1)
Sherwin Williams Co.	1.000	Quarterly	06/20/2022	0.585		1,100	14	5	19	0	0
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.691		1,600	27	(5)	22	0	(1)

							$813	$(38)	$775	$0	$(6)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-29 5-Year Index	1.000%	Quarterly	12/20/2022	$205,700	$4,183	$(293)	$3,890	$182	$0
CDX.IG-30 5-Year Index	1.000	Quarterly	06/20/2023	278,700	4,670	27	4,697	276	0

					$8,853	$(266)	$8,587	$458	$0

76	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	3-Month USD-LIBOR	2.250%	Semi-Annual	06/20/2028	$	10,000	$496	$(21)	$475	$0	$(21)

Total Swap Agreements							$10,100	$(329)	$9,771	$458	$(27)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$68	$458	$526	$(86)	$(405)	$(27)	$(518)

(k)	Securities with an aggregate market value of $17,127 and cash of $1,509 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	11/27/2018	$ 75,300	$185	$25
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	12/04/2018	21,400	45	8
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.933	08/13/2018	5,400	562	144
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	02/19/2019	13,400	634	311
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.340	10/04/2019	9,200	260	282
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	03/08/2019	3,200	216	105
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	03/18/2019	12,400	620	334
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	12/09/2019	6,100	281	393
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160	09/14/2018	8,800	770	128
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160	09/14/2018	10,300	929	150
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.180	09/17/2018	16,950	1,582	233
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.185	09/17/2018	18,100	1,674	244

							$7,758	$2,357

Total Purchased Options							$7,758	$2,357

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	77

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900%	06/20/2018	$5,700	$(9)	$(6)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018	2,100	(3)	(3)
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	2,800	(3)	(3)
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018	4,900	(8)	(7)

						$ (23)	$ (19)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180%	11/27/2018	$5,300	$(50)	$(15)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/27/2018	5,300	(67)	(16)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	11/27/2018	5,300	(69)	(17)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.173	12/04/2018	4,500	(45)	(13)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900	08/13/2018	23,800	(562)	(108)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	02/19/2019	68,600	(702)	(533)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	10/04/2019	38,700	(260)	(446)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.970	03/08/2019	13,900	(216)	(121)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	03/18/2019	62,000	(626)	(470)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	26,900	(282)	(501)
JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/14/2018	38,800	(780)	(155)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/14/2018	45,200	(925)	(181)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/17/2018	154,250	(3,281)	(622)

							$(7,865)	$(3,198)

Total Written Options							$(7,888)	$(3,217)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	Quarterly	06/20/2018	0.426%	$3,000	$(150)	$155	$5	$0
BRC	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.837	4,973	(69)	103	34	0
DBL	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	0.872	2,000	(100)	107	7	0
DUB	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.264	600	(54)	48	0	(6)
GST	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.976	1,600	(10)	12	2	0
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	0.872	100	(5)	5	0	0
	Teva Pharmaceutical Finance Co. BV	1.000	Quarterly	12/20/2019	1.235	900	(9)	6	0	(3)
HUS	Brazil Government International Bond	1.000	Quarterly	09/20/2020	0.855	2,000	(149)	157	8	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.976	3,000	(20)	24	4	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2019	0.599	2,300	(189)	201	12	0
JPM	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	0.872	2,300	(119)	127	8	0

							$(874)	$945	$80	$(9)

Total Swap Agreements							$(874)	$945	$80	$(9)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
BPS	$0	$0	$5	$5	$0	$(6)	$0	$(6)	$(1)	$(20)	$(21)
BRC	0	0	34	34	0	(3)	0	(3)	31	0	31
CBK	0	33	0	33	0	(64)	0	(64)	(31)	0	(31)

78	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
DBL	$0	$0	$7	$7	$0	$0	$0	$0	$7	$0	$7
DUB	0	737	0	737	0	(1,094)	(6)	(1,100)	(363)	282	(81)
GLM	0	832	0	832	0	(1,092)	0	(1,092)	(260)	276	16
GST	0	0	2	2	0	0	(3)	(3)	(1)	0	(1)
HUS	0	0	24	24	0	0	0	0	24	0	24
JPM	0	128	8	136	0	(155)	0	(155)	(19)	0	(19)
MYC	0	627	0	627	0	(803)	0	(803)	(176)	55	(121)

Total Over the Counter	$0	$2,357	$80	$2,437	$0	$(3,217)	$(9)	$(3,226)

(m)	Securities with an aggregate market value of $846 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$68	$68
Swap Agreements	0	458	0	0	0	458

	$0	$458	$0	$0	$68	$526

Over the counter
Purchased Options	$0	$0	$0	$0	$2,357	$2,357
Swap Agreements	0	80	0	0	0	80

	$0	$80	$0	$0	$2,357	$2,437

	$0	$538	$0	$0	$2,425	$2,963

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$86	$86
Futures	0	0	0	0	405	405
Swap Agreements	0	6	0	0	21	27

	$0	$6	$0	$0	$512	$518

Over the counter
Written Options	$0	$19	$0	$0	$3,198	$3,217
Swap Agreements	0	9	0	0	0	9

	$0	$28	$0	$0	$3,198	$3,226

	$0	$34	$0	$0	$3,710	$3,744

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	79

Schedule of Investments PIMCO Investment Grade Corporate Portfolio (Cont.)

March 31, 2018

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$142	$142
Written Options	0	0	0	0	351	351
Futures	0	0	0	0	3,265	3,265
Swap Agreements	0	583	0	0	7,949	8,532

	$0	$583	$0	$0	$11,707	$12,290

Over the counter
Purchased Options	$0	$0	$0	$0	$(725)	$(725)
Written Options	0	6	0	0	738	744
Swap Agreements	0	3,351	0	0	(5)	3,346

	$0	$3,357	$0	$0	$8	$3,365

	$0	$3,940	$0	$0	$11,715	$15,655

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$23	$23
Futures	0	0	0	0	(812)	(812)
Swap Agreements	0	(842)	0	0	(11,438)	(12,280)

	$0	$(842)	$0	$0	$(12,227)	$(13,069)

Over the counter
Purchased Options	$0	$0	$0	$0	$(1,844)	$(1,844)
Written Options	0	4	0	0	550	554
Swap Agreements	0	(2,221)	0	0	0	(2,221)

	$0	$(2,217)	$0	$0	$(1,294)	$(3,511)

	$0	$(3,059)	$0	$0	$(13,521)	$(16,580)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$6,198	$18,238	$24,436
Corporate Bonds & Notes
Banking & Finance	0	892,427	0	892,427
Industrials	0	422,415	0	422,415
Utilities	0	109,845	0	109,845
Municipal Bonds & Notes
California	0	2,895	0	2,895
Georgia	0	10,739	0	10,739
Illinois	0	2,411	0	2,411
Massachusetts	0	349	0	349
New York	0	360	0	360
Ohio	0	10,500	0	10,500
U.S. Government Agencies	0	46,666	0	46,666
U.S. Treasury Obligations	0	120,349	0	120,349
Non-Agency Mortgage-Backed Securities	0	828	0	828
Asset-Backed Securities	0	261	0	261
Sovereign Issues	0	13,313	0	13,313
Convertible Preferred Securities
Banking & Finance	0	17,028	0	17,028
Preferred Securities
Banking & Finance	0	3,274	0	3,274
Short-Term Instruments
Certificates of Deposit	0	6,984	0	6,984
Repurchase Agreements	0	10,598	0	10,598
U.S. Treasury Bills	0	264	0	264

	$0	$1,677,704	$18,238	$1,695,942

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$342,934	$0	$0	$342,934

Total Investments	$342,934	$1,677,704	$18,238	$2,038,876

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	68	458	0	526
Over the counter	0	2,437	0	2,437

	$68	$2,895	$0	$2,963

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(407)	(111)	0	(518)
Over the counter	0	(3,226)	0	(3,226)

	$(407)	$(3,337)	$0	$(3,744)

Total Financial Derivative Instruments	$(339)	$(442)	$0	$(781)

Totals	$342,595	$1,677,262	$18,238	$2,038,095

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

80	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio

March 31, 2018

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 117.8%

LOAN PARTICIPATIONS AND ASSIGNMENTS 2.9%
Aramark Services, Inc.
3.877% (LIBOR03M + 2.000%) due 03/11/2025 ~	$4,788	$4,834
Avolon Holdings Ltd. SARL
4.072% due 04/03/2022 ~	4,189	4,198
AWAS Aviation Capital Ltd.
TBD% - 4.558% (LIBOR03M + 2.250%) due 05/31/2019 «~	29,365	29,364
4.870% due 10/03/2021 «(h)	52,530	52,935
Castlelake Aircraft Securitization Trust
3.967% due 07/12/2024 «	14,816	14,876
CenturyLink, Inc.
4.627% (LIBOR03M + 2.750%) due 01/31/2025 ~	56,159	55,369
Charter Communications Operating LLC
3.880% (LIBOR03M + 2.000%) due 04/30/2025 ~	59,002	59,282
Crown Americas LLC
TBD% due 01/29/2025	3,900	3,939
Dell, Inc.
3.880% (LIBOR03M + 2.000%) due 09/07/2023 ~	980	982
Delos Finance SARL
4.052% (LIBOR03M + 1.750%) due 10/06/2023 ~	25,302	25,441
Delta Air Lines, Inc.
3.800% (LIBOR03M + 2.000%) due 05/09/2019 ~(h)	11,561	11,556
4.202% (LIBOR03M + 1.900%) due 09/30/2019 «~(h)	54,494	54,509
HCA, Inc.
3.627% (LIBOR03M + 1.750%) due 03/18/2023 ~	3,772	3,792
Hilton Worldwide Finance LLC
3.872% (LIBOR03M + 2.000%) due 10/25/2023 ~	8,052	8,105
Las Vegas Sands LLC
3.627% (LIBOR03M + 1.750%) due 03/29/2024 ~	140,220	140,713
Norwegian Air Shuttle
4.110% - 4.250% (LIBOR03M + 2.000%) due 06/24/2026 «~(h)	53,611	52,221
Rise Ltd.
4.750% due 01/31/2021 «~(h)	13,494	13,494
WR Grace & Co.
TBD% due 04/03/2025	3,600	3,618

Total Loan Participations and Assignments (Cost $539,662)		539,228

CORPORATE BONDS & NOTES 77.5%

BANKING & FINANCE 24.4%
AerCap Ireland Capital DAC
4.500% due 05/15/2021	1,600	1,640
Alexandria Real Estate Equities, Inc.
4.500% due 07/30/2029	3,575	3,629
Alleghany Corp.
4.900% due 09/15/2044	5,400	5,677
American Campus Communities Operating Partnership LP
3.750% due 04/15/2023	4,100	4,102
American Express Co.
4.900% due 03/15/2020 •(f)	17,900	18,012
American Financial Group, Inc.
4.500% due 06/15/2047	36,200	35,842
American International Group, Inc.
3.875% due 01/15/2035	2,000	1,868
3.900% due 04/01/2026	6,900	6,837
4.375% due 01/15/2055	9,800	9,095
4.500% due 07/16/2044	40,700	40,020
4.700% due 07/10/2035	4,550	4,708

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.750% due 04/01/2048		$1,100	$1,134
4.800% due 07/10/2045		1,200	1,233
5.750% due 04/01/2048 •		3,100	3,148
American Tower Corp.
3.125% due 01/15/2027		8,200	7,524
3.375% due 10/15/2026		2,500	2,354
3.550% due 07/15/2027		8,000	7,599
4.400% due 02/15/2026		4,900	4,957
5.000% due 02/15/2024		2,250	2,377
Arch Capital Finance LLC
5.031% due 12/15/2046		4,100	4,542
AvalonBay Communities, Inc.
4.150% due 07/01/2047		7,200	7,079
Banco de Credito e Inversiones S.A.
3.500% due 10/12/2027		9,200	8,620
4.000% due 02/11/2023		1,900	1,922
Banco do Brasil S.A.
3.875% due 10/10/2022		3,462	3,359
Banco General S.A.
4.125% due 08/07/2027		5,850	5,541
Bank of America Corp.
3.248% due 10/21/2027		200	189
3.419% due 12/20/2028 •		100,451	96,271
3.500% due 04/19/2026		20,000	19,659
3.593% due 07/21/2028 •		16,700	16,228
4.000% due 04/01/2024		3,243	3,315
5.875% due 03/15/2028 •(f)		66,154	66,654
7.750% due 05/14/2038		15,700	21,846
Bank of America N.A.
6.000% due 10/15/2036		9,200	11,357
Bank of New York Mellon Corp.
4.950% due 06/20/2020 •(f)		5,700	5,843
Barclays Bank PLC
7.625% due 11/21/2022 (g)		48,850	53,697
7.750% due 04/10/2023 •(g)		11,800	11,832
14.000% due 06/15/2019 •(f)	GBP	18,400	29,170
BBVA Bancomer S.A.
6.500% due 03/10/2021		$35,235	37,525
6.750% due 09/30/2022		12,500	13,688
Berkshire Hathaway, Inc.
4.500% due 02/11/2043		4,045	4,395
BGC Partners, Inc.
5.375% due 12/09/2019		27,800	28,779
Blackstone Holdings Finance Co. LLC
4.000% due 10/02/2047		8,400	7,953
BNP Paribas S.A.
7.195% due 06/25/2037 •(f)		17,300	19,246
7.375% due 08/19/2025 •(f)(g)		16,400	17,876
BPCE S.A.
5.150% due 07/21/2024		2,900	3,031
Brighthouse Financial, Inc.
4.700% due 06/22/2047		20,936	19,228
Brookfield Finance, Inc.
4.700% due 09/20/2047		30,300	29,455
Cantor Fitzgerald LP
6.500% due 06/17/2022		25,450	27,744
CC Holdings GS LLC
3.849% due 04/15/2023		29,710	29,861
Charles Schwab Corp.
5.000% due 12/01/2027 •(f)		9,400	9,197
Citigroup, Inc.
3.200% due 10/21/2026		20,000	19,046
3.400% due 05/01/2026		2,800	2,706
3.668% due 07/24/2028 •		17,500	17,069
3.700% due 01/12/2026		22,377	22,122
4.281% due 04/24/2048 •		7,600	7,692
4.750% due 05/18/2046		12,600	12,831
8.125% due 07/15/2039		72,588	110,047
CME Group, Inc.
5.300% due 09/15/2043		1,125	1,375
Commonwealth Bank of Australia
3.900% due 07/12/2047		4,000	3,890
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(f)(g)	EUR	300	399
6.625% due 06/29/2021 •(f)(g)		1,600	2,245

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.875% due 03/19/2020 (g)	EUR	35,400	$49,110
11.000% due 06/30/2019 •(f)		$10,950	12,015
Countrywide Capital
8.050% due 06/15/2027		3,180	3,997
Credit Agricole S.A.
8.125% due 09/19/2033 •(g)		30,100	30,752
8.375% due 10/13/2019 •(f)		4,770	5,128
Credit Suisse AG
6.500% due 08/08/2023 (g)		69,377	75,585
Credit Suisse Group AG
3.574% due 01/09/2023		1,250	1,243
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020		400	398
3.750% due 03/26/2025		18,150	17,744
3.800% due 09/15/2022		5,125	5,164
3.800% due 06/09/2023		3,500	3,509
4.875% due 05/15/2045		9,775	10,398
Crown Castle International Corp.
4.450% due 02/15/2026		15,750	16,006
4.750% due 05/15/2047		1,600	1,616
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 •(f)		15,000	15,368
Deutsche Bank AG
4.250% due 10/14/2021		88,485	89,929
Digital Realty Trust LP
3.700% due 08/15/2027		500	482
Doctors Co.
6.500% due 10/15/2023		31,800	34,414
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		17,959	18,460
Education Realty Operating Partnership LP
4.600% due 12/01/2024		2,000	2,031
EPR Properties
4.500% due 06/01/2027		2,825	2,757
ERP Operating LP
4.500% due 07/01/2044		14,885	15,507
Essex Portfolio LP
3.625% due 05/01/2027		13,800	13,482
Farmers Insurance Exchange
4.747% due 11/01/2057 •		21,600	20,763
Federal Realty Investment Trust
4.500% due 12/01/2044		1,200	1,243
Fidelity National Financial, Inc.
5.500% due 09/01/2022		29,500	31,874
First American Financial Corp.
4.300% due 02/01/2023		18,250	18,471
First Union Capital
7.950% due 11/15/2029		1,000	1,284
FMR LLC
4.950% due 02/01/2033		6,200	6,877
5.150% due 02/01/2043		1,550	1,791
6.450% due 11/15/2039		500	654
Ford Holdings LLC
9.300% due 03/01/2030		14,575	19,859
GE Capital International Funding Co. Unlimited Co.
4.418% due 11/15/2035		125,089	122,068
Goldman Sachs Group, Inc.
3.105% (US0003M + 1.360%) due 04/23/2021 ~		72,500	74,151
3.750% due 02/25/2026		12,000	11,803
3.814% due 04/23/2029 •		7,700	7,571
4.000% due 03/03/2024		20,800	21,070
4.800% due 07/08/2044		20,050	21,626
5.750% due 01/24/2022		15,400	16,668
5.950% due 01/15/2027		112	125
6.125% due 02/15/2033		7,400	8,878
6.250% due 02/01/2041		12,925	16,398
6.750% due 10/01/2037		124,500	156,035
Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		15,000	14,973
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		21,450	20,641
Great-West Lifeco Finance Delaware LP
4.150% due 06/03/2047		12,500	12,595

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	81

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hanover Insurance Group, Inc.
4.500% due 04/15/2026		$7,800	$7,812
Hartford Financial Services Group, Inc.
3.964% (US0003M + 2.125%) due 02/12/2067 ~		3,600	3,506
HBOS PLC
5.374% due 06/30/2021	EUR	8,000	11,400
6.750% due 05/21/2018		$10,623	10,679
HCP, Inc.
6.750% due 02/01/2041		3,500	4,556
High Street Funding Trust
4.682% due 02/15/2048		4,200	4,353
Hospitality Properties Trust
4.375% due 02/15/2030		7,700	7,399
HSBC Bank Capital Funding Sterling LP
5.862% due 04/07/2020 •(f)	GBP	2,000	2,974
HSBC Bank USA N.A.
7.000% due 01/15/2039		$11,450	16,037
HSBC Capital Funding LP
10.176% due 06/30/2030 •(f)		4,800	7,539
HSBC Holdings PLC
3.600% due 05/25/2023		6,000	5,999
3.900% due 05/25/2026		4,500	4,493
4.300% due 03/08/2026		21,131	21,690
5.250% due 09/16/2022 •(f)(g)	EUR	15,650	21,128
6.000% due 09/29/2023 •(f)(g)		24,745	34,988
6.100% due 01/14/2042		$8,650	11,198
6.250% due 03/23/2023 •(f)(g)		6,800	6,902
6.500% due 03/23/2028 •(f)(g)		44,400	45,344
6.500% due 09/15/2037		5,715	7,163
6.800% due 06/01/2038		4,300	5,524
7.000% due 04/07/2038	GBP	1,900	3,855
7.625% due 05/17/2032		$11,547	15,035
Hudson Pacific Properties LP
3.950% due 11/01/2027		5,600	5,374
Intercorp Financial Services, Inc.
4.125% due 10/19/2027		8,800	8,217
International Lease Finance Corp.
8.250% due 12/15/2020 (j)		500	558
8.625% due 01/15/2022		800	934
Intesa Sanpaolo SpA
3.875% due 01/12/2028		2,500	2,361
5.017% due 06/26/2024		7,400	7,306
6.500% due 02/24/2021		10,000	10,764
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		450	453
5.500% due 08/06/2022		6,900	7,066
Jackson National Life Global Funding
3.250% due 01/30/2024		2,155	2,134
JPMorgan Chase & Co.
3.300% due 04/01/2026		10	10
3.897% due 01/23/2049 •		41,400	39,559
3.900% due 07/15/2025		900	908
4.032% due 07/24/2048 •		12,350	12,052
5.000% due 07/01/2019 •(f)		19,175	19,370
5.600% due 07/15/2041		21,340	25,821
6.000% due 08/01/2023 •(f)		8,410	8,694
6.100% due 10/01/2024 •(f)		81,200	85,362
6.125% due 04/30/2024 •(f)		29,650	31,095
6.400% due 05/15/2038		40,278	52,489
6.750% due 02/01/2024 •(f)		26,742	29,209
7.900% due 04/30/2018 •(f)		59,692	60,071
Kilroy Realty LP
4.250% due 08/15/2029		12,400	12,298
Kimco Realty Corp.
4.450% due 09/01/2047		5,700	5,419
Legg Mason, Inc.
5.625% due 01/15/2044		2,100	2,285
Liberty Mutual Group, Inc.
6.500% due 05/01/2042		5,670	7,150
Lloyds Banking Group PLC
3.574% due 11/07/2028 •		10,200	9,640
4.344% due 01/09/2048		200	187
Manulife Financial Corp.
5.375% due 03/04/2046		2,600	3,058

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Marsh & McLennan Cos., Inc.
4.200% due 03/01/2048		$9,000	$9,109
4.350% due 01/30/2047		6,400	6,588
Massachusetts Mutual Life Insurance Co.
4.900% due 04/01/2077		3,800	3,912
8.875% due 06/01/2039		5,084	7,993
MetLife Capital Trust
7.875% due 12/15/2067		11,690	14,729
MetLife, Inc.
5.250% due 06/15/2020 •(f)		19,650	20,136
9.250% due 04/08/2038		30,766	41,996
10.750% due 08/01/2069		3,132	4,925
Metropolitan Life Global Funding
2.650% due 04/08/2022		1,400	1,374
Mid-America Apartments LP
3.600% due 06/01/2027		300	291
4.300% due 10/15/2023		13,000	13,491
Montpelier Re Holdings Ltd.
4.700% due 10/15/2022		3,000	3,100
Morgan Stanley
3.591% due 07/22/2028 •		18,200	17,613
3.875% due 01/27/2026		22,995	22,985
6.375% due 07/24/2042		45,700	59,242
Mutual of Omaha Insurance Co.
4.297% due 07/15/2054 •		28,500	28,821
Nationwide Building Society
4.000% due 09/14/2026		9,400	9,068
4.302% due 03/08/2029 •		1,000	998
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		32,300	52,326
Navient Corp.
5.500% due 01/15/2019		2,200	2,230
5.625% due 08/01/2033		11,010	9,689
7.250% due 01/25/2022		23,096	24,482
8.000% due 03/25/2020		20,750	22,099
Neuberger Berman Group LLC
4.500% due 03/15/2027		6,200	6,299
4.875% due 04/15/2045		8,288	8,011
New York Life Global Funding
2.900% due 01/17/2024		913	899
New York Life Insurance Co.
5.875% due 05/15/2033		1,000	1,245
6.750% due 11/15/2039		12,750	17,306
Nippon Life Insurance Co.
5.100% due 10/16/2044 •		24,450	25,489
Northwestern Mutual Life Insurance Co.
3.850% due 09/30/2047		10,340	9,750
6.063% due 03/30/2040		33,429	42,365
Ohio National Life Insurance Co.
6.875% due 06/15/2042		400	507
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		5,000	4,893
4.750% due 01/15/2028 (j)		8,800	8,550
5.250% due 01/15/2026		15,000	15,244
Ontario Teachers’ Cadillac Fairview Properties Trust
3.875% due 03/20/2027		3,900	3,926
Pacific Life Insurance Co.
9.250% due 06/15/2039		112,931	181,191
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		26,295	35,184
Pinnacol Assurance
8.625% due 06/25/2034 «(h)		24,000	26,028
Progressive Corp.
4.125% due 04/15/2047		7,900	8,000
Prudential Financial, Inc.
3.935% due 12/07/2049		14,113	13,279
5.200% due 03/15/2044 •		1,400	1,426
5.625% due 06/15/2043 •		7,000	7,343
5.700% due 12/14/2036		900	1,092
Prudential PLC
5.000% due 07/20/2055 •	GBP	1,900	2,854
Realty Income Corp.
4.650% due 03/15/2047		$2,750	2,833

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Regency Centers LP
4.125% due 03/15/2028		$1,100	$1,105
4.400% due 02/01/2047		5,700	5,639
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023		32,500	32,123
Santander Holdings USA, Inc.
4.400% due 07/13/2027		5,200	5,178
Santander UK Group Holdings PLC
2.875% due 08/05/2021		8,700	8,530
3.823% due 11/03/2028 •		19,200	18,318
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		11,850	12,470
6.125% due 02/07/2022		17,000	18,077
Spirit Realty LP
4.450% due 09/15/2026		2,350	2,281
State Bank of India
3.250% due 01/24/2022		22,000	21,556
Stichting AK Rabobank Certificaten
6.500% (f)	EUR	6,800	10,263
Stifel Financial Corp.
4.250% due 07/18/2024		$1,000	1,006
Suzano Austria GmbH
7.000% due 03/16/2047		2,720	3,093
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047		11,300	11,309
4.900% due 09/15/2044		25,100	27,681
6.850% due 12/16/2039		5,129	6,847
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	350	582
Transatlantic Holdings, Inc.
8.000% due 11/30/2039		$7,933	10,978
Travelers Cos., Inc.
4.050% due 03/07/2048		6,300	6,363
Trust F
6.950% due 01/30/2044		25,270	26,471
U.S. Bancorp
5.300% due 04/15/2027 •(f)		23,100	23,678
UBS AG
4.750% due 05/22/2023 •		6,250	6,265
4.750% due 02/12/2026 •(g)	EUR	4,400	5,969
5.125% due 05/15/2024 (g)		$58,221	59,549
7.625% due 08/17/2022 (g)		95,000	106,875
UBS Group Funding Switzerland AG
4.125% due 09/24/2025		400	402
4.125% due 04/15/2026		36,300	36,466
VEREIT Operating Partnership LP
3.950% due 08/15/2027		6,900	6,488
4.875% due 06/01/2026		1,900	1,921
Vonovia Finance BV
5.000% due 10/02/2023		2,200	2,277
Voya Financial, Inc.
4.700% due 01/23/2048 •		8,300	7,560
Washington Prime Group LP
5.950% due 08/15/2024		31,000	29,587
WEA Finance LLC
4.750% due 09/17/2044		1,309	1,347
Wells Fargo & Co.
3.000% due 04/22/2026		40,600	38,134
3.584% due 05/22/2028 •		33,900	33,095
3.900% due 05/01/2045		43,105	41,513
5.375% due 02/07/2035		4,900	5,669
5.375% due 11/02/2043		28,425	31,602
5.875% due 06/15/2025 •(f)		3,400	3,581
5.900% due 06/15/2024 •(f)		82,329	84,910
Wells Fargo Bank N.A.
5.850% due 02/01/2037		5,901	7,219
5.950% due 08/26/2036		800	982
6.600% due 01/15/2038		22,877	30,294
Wells Fargo Capital
5.950% due 12/01/2086		2,100	2,279
Welltower, Inc.
4.000% due 06/01/2025		12,100	12,102
6.500% due 03/15/2041		29,850	37,784

82	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Weyerhaeuser Co.
6.875% due 12/15/2033	$14,477	$18,550
6.950% due 10/01/2027	4,500	5,489
7.375% due 03/15/2032	144,587	191,266
7.950% due 03/15/2025	850	1,035
8.500% due 01/15/2025	450	568
XLIT Ltd.
5.500% due 03/31/2045	12,450	13,684

		4,597,132

INDUSTRIALS 37.9%
21st Century Fox America, Inc.
4.750% due 09/15/2044	6,000	6,513
6.150% due 03/01/2037	600	744
6.150% due 02/15/2041	48,600	61,271
6.650% due 11/15/2037	2,031	2,652
6.900% due 08/15/2039	7,229	9,735
7.750% due 12/01/2045	4,773	7,190
AbbVie, Inc.
4.300% due 05/14/2036	23,400	23,444
4.400% due 11/06/2042	44,237	43,737
4.450% due 05/14/2046	33,650	33,538
4.500% due 05/14/2035	25,127	25,777
4.700% due 05/14/2045	25,700	26,559
Activision Blizzard, Inc.
4.500% due 06/15/2047	5,800	5,842
ADT Corp.
4.875% due 07/15/2032	81,830	71,192
AEP Transmission Co. LLC
3.750% due 12/01/2047	1,100	1,041
Aetna, Inc.
4.750% due 03/15/2044	50	52
Air Canada Pass-Through Trust
4.125% due 11/15/2026	15,043	15,209
Alibaba Group Holding Ltd.
3.600% due 11/28/2024	14,000	13,898
4.200% due 12/06/2047	12,200	11,711
Alimentation Couche-Tard, Inc.
4.500% due 07/26/2047	8,900	8,696
Allergan Funding SCS
4.550% due 03/15/2035	14,400	14,120
4.850% due 06/15/2044	51,900	51,120
Amazon.com, Inc.
3.875% due 08/22/2037	1,100	1,096
4.250% due 08/22/2057	48,800	48,801
4.950% due 12/05/2044	475	536
American Airlines Pass-Through Trust
3.200% due 12/15/2029	5,570	5,339
3.250% due 04/15/2030	972	927
3.700% due 04/01/2028	4,818	4,770
4.375% due 04/01/2024	1,439	1,446
Amgen, Inc.
4.400% due 05/01/2045	1,000	1,001
4.563% due 06/15/2048	19,983	20,405
4.663% due 06/15/2051	162,358	168,426
4.950% due 10/01/2041	5,650	6,154
Anadarko Holding Co.
7.150% due 05/15/2028	14,050	16,359
Anadarko Petroleum Corp.
6.450% due 09/15/2036	10,816	12,985
7.000% due 11/15/2027	1,000	1,120
7.950% due 06/15/2039	50,000	68,444
Andeavor
4.500% due 04/01/2048	1,300	1,217
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026	3,000	2,985
4.700% due 02/01/2036	100,000	105,983
4.900% due 02/01/2046	109,300	118,135
Anheuser-Busch InBev Worldwide, Inc.
3.750% due 07/15/2042	300	276
4.375% due 04/15/2038 (a)	14,400	14,699
4.439% due 10/06/2048	132	133
4.600% due 04/15/2048 (a)	11,800	12,214
4.750% due 04/15/2058 (a)	20,100	20,601
4.950% due 01/15/2042	4,000	4,347

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Anthem, Inc.
3.125% due 05/15/2022	$1,000	$987
4.375% due 12/01/2047	13,900	13,676
4.550% due 03/01/2048	3,000	3,026
4.625% due 05/15/2042	11,000	11,167
Apache Corp.
4.750% due 04/15/2043 (j)	500	498
5.100% due 09/01/2040	850	872
Apple, Inc.
3.200% due 05/11/2027	3,700	3,617
3.750% due 09/12/2047	31,100	30,078
3.850% due 08/04/2046	66,200	64,819
4.250% due 02/09/2047	18,576	19,346
4.375% due 05/13/2045	1,800	1,901
Applied Materials, Inc.
4.350% due 04/01/2047	13,300	14,154
Arconic, Inc.
5.900% due 02/01/2027	1,900	1,997
Asciano Finance Ltd.
6.000% due 04/07/2023	19,900	21,514
Barrick North America Finance LLC
5.700% due 05/30/2041	9,900	11,291
BAT Capital Corp.
4.390% due 08/15/2037	8,200	8,162
4.540% due 08/15/2047	7,300	7,238
Baxalta, Inc.
5.250% due 06/23/2045	600	659
Becton Dickinson and Co.
4.875% due 05/15/2044	16,000	16,033
Biogen, Inc.
5.200% due 09/15/2045	6,400	7,003
Boston Scientific Corp.
7.000% due 11/15/2035	43,837	55,880
7.375% due 01/15/2040	40,000	54,190
Braskem America Finance Co.
7.125% due 07/22/2041	30,600	35,772
Braskem Netherlands Finance BV
4.500% due 01/10/2028	11,500	11,208
Broadcom Corp.
3.875% due 01/15/2027	50,700	49,354
Buckeye Partners LP
5.600% due 10/15/2044	3,800	3,794
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042	38,950	40,861
4.450% due 03/15/2043	69,500	73,316
4.550% due 09/01/2044	2,400	2,587
4.900% due 04/01/2044	3,300	3,710
5.050% due 03/01/2041	11,900	13,703
5.150% due 09/01/2043	9,000	10,423
5.750% due 05/01/2040	15,720	19,342
6.200% due 08/15/2036	800	1,022
6.530% due 07/15/2037	1,500	1,933
7.290% due 06/01/2036	800	1,122
Campbell Soup Co.
4.150% due 03/15/2028	4,000	3,964
Canadian Pacific Railway Co.
6.125% due 09/15/2115	46,358	58,060
CBS Corp.
4.850% due 07/01/2042	14,534	14,511
4.900% due 08/15/2044	4,027	4,050
7.875% due 07/30/2030	7,800	10,046
Celeo Redes Operacion Chile S.A.
5.200% due 06/22/2047	3,900	3,923
Celgene Corp.
4.350% due 11/15/2047	4,200	3,988
4.550% due 02/20/2048	300	295
4.625% due 05/15/2044	3,950	3,947
Celulosa Arauco y Constitucion S.A.
5.500% due 11/02/2047	9,000	9,198
Cenovus Energy, Inc.
5.200% due 09/15/2043	150	146
5.250% due 06/15/2037	500	501
5.400% due 06/15/2047	22,000	22,189
6.750% due 11/15/2039	16,900	19,502

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CenterPoint Energy Resources Corp.
4.100% due 09/01/2047	$2,000	$1,957
Charter Communications Operating LLC
5.375% due 05/01/2047	46,100	44,679
6.384% due 10/23/2035	34,381	38,463
6.484% due 10/23/2045	39,919	43,900
China Resources Gas Group Ltd.
4.500% due 04/05/2022	5,434	5,604
Church & Dwight Co., Inc.
3.950% due 08/01/2047	5,900	5,534
Cimarex Energy Co.
3.900% due 05/15/2027	8,600	8,514
4.375% due 06/01/2024	1,300	1,339
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	10,900	11,972
Comcast Corp.
3.969% due 11/01/2047	57,110	54,185
3.999% due 11/01/2049	143,297	134,472
4.049% due 11/01/2052	3,821	3,606
4.500% due 01/15/2043	2,600	2,653
4.650% due 07/15/2042	46,600	48,797
4.750% due 03/01/2044	1,600	1,688
5.650% due 06/15/2035	10,000	11,813
7.050% due 03/15/2033	6,275	8,312
Conagra Brands, Inc.
7.000% due 10/01/2028	1,800	2,170
Concho Resources, Inc.
4.875% due 10/01/2047	3,700	3,939
Constellation Brands, Inc.
4.100% due 02/15/2048	10,200	9,499
4.250% due 05/01/2023	1,500	1,538
4.500% due 05/09/2047	8,100	8,053
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	5,268	5,373
7.250% due 05/10/2021	12,098	12,778
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042 (j)	2,000	1,962
4.500% due 08/01/2047	28,470	28,822
5.625% due 10/18/2043	2,200	2,571
Cox Communications, Inc.
4.500% due 06/30/2043	22,991	20,920
4.700% due 12/15/2042	12,190	11,475
4.800% due 02/01/2035	15,800	15,529
CRH America Finance, Inc.
4.400% due 05/09/2047	2,700	2,695
4.500% due 04/04/2048 (a)	7,000	6,956
CVS Pass-Through Trust
4.163% due 08/11/2036	9,997	9,522
4.704% due 01/10/2036	1,497	1,489
5.773% due 01/10/2033	1,301	1,392
5.880% due 01/10/2028	3,705	3,955
5.926% due 01/10/2034	29,733	32,711
6.036% due 12/10/2028	1,938	2,094
6.943% due 01/10/2030	31,835	36,022
7.507% due 01/10/2032	79,679	94,118
8.353% due 07/10/2031	14,651	18,035
Dell International LLC
6.020% due 06/15/2026	64,900	69,964
8.100% due 07/15/2036	19,700	23,985
8.350% due 07/15/2046	33,350	42,434
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021	1,069	1,133
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	70,000	99,114
9.250% due 06/01/2032	250	378
Discovery Communications LLC
3.300% due 05/15/2022	300	297
4.950% due 05/15/2042	800	772
5.200% due 09/20/2047	22,200	22,199
6.350% due 06/01/2040	3,900	4,420
Dominion Energy Gas Holdings LLC
4.800% due 11/01/2043	800	858
DP World Ltd.
6.850% due 07/02/2037	32,720	39,845

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	83

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ecopetrol S.A.
5.875% due 05/28/2045	$7,300	$7,225
7.375% due 09/18/2043	25,700	30,230
El Paso Natural Gas Co. LLC
8.375% due 06/15/2032	25,670	33,531
Eli Lilly & Co.
3.950% due 05/15/2047	7,000	7,159
EMD Finance LLC
3.250% due 03/19/2025	14,100	13,723
Empresa Nacional de Telecomunicaciones S.A.
4.875% due 10/30/2024	4,600	4,671
Enbridge, Inc.
4.500% due 06/10/2044	6,875	6,668
5.500% due 12/01/2046	3,417	3,818
Encana Corp.
5.150% due 11/15/2041	1,581	1,654
7.200% due 11/01/2031	11,096	13,695
Energy Transfer LP
4.900% due 03/15/2035	26,073	24,635
5.150% due 02/01/2043	26,385	24,139
5.150% due 03/15/2045	30,986	28,372
5.300% due 04/15/2047	18,500	17,404
5.950% due 10/01/2043	1,788	1,799
6.050% due 06/01/2041	1,500	1,524
6.125% due 12/15/2045	38,400	39,929
6.500% due 02/01/2042	9,314	10,078
6.625% due 10/15/2036	11,177	12,390
7.500% due 07/01/2038	19,850	24,024
EnLink Midstream Partners LP
5.450% due 06/01/2047	13,800	13,580
Entergy Louisiana LLC
3.250% due 04/01/2028	11,800	11,425
4.000% due 03/15/2033	6,100	6,225
5.000% due 07/15/2044	4,300	4,417
Enterprise Products Operating LLC
4.450% due 02/15/2043	92,195	91,950
4.850% due 08/15/2042	11,300	11,907
4.850% due 03/15/2044	40,955	42,981
4.950% due 10/15/2054	500	515
5.100% due 02/15/2045	24,850	27,075
5.250% due 08/16/2077 •	18,400	17,940
5.700% due 02/15/2042	5,600	6,495
5.750% due 03/01/2035	15,361	17,207
5.950% due 02/01/2041	7,163	8,508
6.125% due 10/15/2039	5,000	6,004
6.450% due 09/01/2040	4,995	6,317
EQT Midstream Partners LP
4.000% due 08/01/2024	10,100	9,856
ERAC USA Finance LLC
3.300% due 12/01/2026	1,000	966
4.500% due 02/15/2045	2,067	2,047
7.000% due 10/15/2037	9,200	12,010
FedEx Corp.
3.875% due 08/01/2042	765	719
4.400% due 01/15/2047	5,047	4,995
4.550% due 04/01/2046	18,300	18,500
4.750% due 11/15/2045	13,150	13,766
5.100% due 01/15/2044	2,600	2,860
Ford Motor Co.
8.900% due 01/15/2032	9,209	12,296
9.980% due 02/15/2047	5,300	8,256
Fortune Brands Home & Security, Inc.
4.000% due 06/15/2025	27,800	28,467
GATX Corp.
5.200% due 03/15/2044	1,500	1,622
General Electric Co.
4.125% due 10/09/2042	42,200	39,142
4.500% due 03/11/2044	28,550	28,122
5.000% due 01/21/2021 •(f)	18,882	18,717
5.875% due 01/14/2038	24,551	28,587
6.150% due 08/07/2037	1	1
6.750% due 03/15/2032	1,289	1,603
6.875% due 01/10/2039	7,868	10,196
General Motors Co.
5.150% due 04/01/2038	15,200	15,179
5.400% due 04/01/2048 (j)	1,760	1,762

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Georgia-Pacific LLC
7.250% due 06/01/2028	$14,460	$18,659
7.750% due 11/15/2029	1,600	2,185
8.875% due 05/15/2031	20,200	30,562
Gilead Sciences, Inc.
4.150% due 03/01/2047	16,300	15,971
4.600% due 09/01/2035	16,700	17,894
4.750% due 03/01/2046	7,700	8,301
4.800% due 04/01/2044	2,700	2,916
GlaxoSmithKline Capital, Inc.
6.375% due 05/15/2038	3,000	3,951
Glencore Finance Canada Ltd.
5.550% due 10/25/2042	10,430	11,031
6.900% due 11/15/2037	100	119
Globo Comunicacao e Participacoes S.A.
4.843% due 06/08/2025	8,600	8,449
5.125% due 03/31/2027	1,300	1,271
GNL Quintero S.A.
4.634% due 07/31/2029	5,000	5,075
Gold Fields Orogen Holdings BVI Ltd.
4.875% due 10/07/2020	8,490	8,571
Goldcorp, Inc.
3.700% due 03/15/2023	3,725	3,707
5.450% due 06/09/2044	33,900	37,842
GTL Trade Finance, Inc.
7.250% due 04/16/2044	15,200	17,100
GTP Acquisition Partners LLC
3.482% due 06/15/2050 «	7,500	7,262
Hackensack Meridian Health, Inc.
4.500% due 07/01/2057	8,700	9,386
Halliburton Co.
4.850% due 11/15/2035	7,500	8,090
Harris Corp.
4.854% due 04/27/2035	2,150	2,299
5.054% due 04/27/2045	3,904	4,314
HCA, Inc.
4.500% due 02/15/2027	8,800	8,514
4.750% due 05/01/2023	6,300	6,387
5.500% due 06/15/2047	6,300	6,103
5.875% due 03/15/2022	13,750	14,523
Heineken NV
4.000% due 10/01/2042	3,066	2,968
4.350% due 03/29/2047	17,000	17,381
Hess Corp.
6.000% due 01/15/2040	8,780	9,286
7.300% due 08/15/2031	2,129	2,557
Home Depot, Inc.
4.400% due 03/15/2045	10,850	11,639
HP, Inc.
6.000% due 09/15/2041	450	481
Humana, Inc.
3.950% due 03/15/2027	900	898
4.800% due 03/15/2047	10,800	11,164
8.150% due 06/15/2038	1,000	1,420
Imperial Brands Finance PLC
3.500% due 02/11/2023	830	821
4.250% due 07/21/2025	19,215	19,525
Intel Corp.
4.100% due 05/11/2047	5,400	5,544
International Flavors & Fragrances, Inc.
4.375% due 06/01/2047	900	904
International Paper Co.
4.350% due 08/15/2048	7,900	7,512
4.400% due 08/15/2047	6,800	6,497
4.800% due 06/15/2044	12,450	12,540
6.000% due 11/15/2041	7,400	8,489
8.700% due 06/15/2038	9,455	13,715
JM Smucker Co.
4.375% due 03/15/2045	1,400	1,407
Juniper Networks, Inc.
5.950% due 03/15/2041	46,478	48,610
Kaiser Foundation Hospitals
4.150% due 05/01/2047	12,100	12,481

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Kansas City Southern
4.300% due 05/15/2043	$5,000	$4,916
4.950% due 08/15/2045	24,795	26,682
Kellogg Co.
4.500% due 04/01/2046	6,800	6,697
Kerr-McGee Corp.
7.875% due 09/15/2031	2,400	3,174
Kinder Morgan Energy Partners LP
4.700% due 11/01/2042	12,209	11,406
5.000% due 08/15/2042	5,500	5,337
5.000% due 03/01/2043	34,835	33,757
5.500% due 03/01/2044	2,250	2,304
5.625% due 09/01/2041	1,700	1,765
5.800% due 03/15/2035	10,942	11,759
6.375% due 03/01/2041	6,000	6,739
6.500% due 02/01/2037	12,219	13,840
6.500% due 09/01/2039	40,840	46,739
6.550% due 09/15/2040	30,300	34,894
6.950% due 01/15/2038	12,200	14,787
7.500% due 11/15/2040	22,967	28,740
Kinder Morgan, Inc.
5.300% due 12/01/2034	1,400	1,441
7.800% due 08/01/2031	2,000	2,550
Kraft Heinz Foods Co.
4.375% due 06/01/2046	250	229
5.000% due 06/04/2042	13,250	13,323
5.200% due 07/15/2045	1,000	1,018
6.375% due 07/15/2028	650	753
6.500% due 02/09/2040	98,198	117,783
6.750% due 03/15/2032	5,025	6,083
6.875% due 01/26/2039	3,900	4,823
7.125% due 08/01/2039	36,043	45,908
Kroger Co.
7.500% due 04/01/2031	150	191
LafargeHolcim Finance U.S. LLC
4.750% due 09/22/2046	4,300	4,275
Leonardo U.S. Holdings, Inc.
6.250% due 01/15/2040	5,500	6,105
Lockheed Martin Corp.
3.600% due 03/01/2035	2,500	2,392
4.090% due 09/15/2052	8,609	8,404
4.500% due 05/15/2036	2,100	2,232
Lowe’s Cos., Inc.
3.700% due 04/15/2046	8,300	7,722
4.050% due 05/03/2047	19,740	19,526
Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026	8,555	10,549
Masco Corp.
4.375% due 04/01/2026	5,400	5,501
5.950% due 03/15/2022	5,871	6,357
6.500% due 08/15/2032	3,614	4,194
7.750% due 08/01/2029	2,539	3,219
Massachusetts Institute of Technology
5.600% due 07/01/2111	1,668	2,195
Mead Johnson Nutrition Co.
4.600% due 06/01/2044	2,505	2,581
Medtronic, Inc.
4.375% due 03/15/2035	1,311	1,392
4.625% due 03/15/2045	24,750	27,125
Mexichem S.A.B. de C.V.
5.500% due 01/15/2048	4,000	3,735
Microsoft Corp.
3.300% due 02/06/2027	23,500	23,341
3.450% due 08/08/2036	11,400	11,125
3.700% due 08/08/2046	86,900	85,800
4.100% due 02/06/2037	26,700	28,245
4.500% due 02/06/2057	22,900	25,120
4.750% due 11/03/2055	16,700	19,152
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	12,670	12,876
Molson Coors Brewing Co.
5.000% due 05/01/2042	200	214
Moody’s Corp.
3.250% due 01/15/2028	3,723	3,549
5.250% due 07/15/2044	4,144	4,854

84	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Motorola Solutions, Inc.
5.500% due 09/01/2044	$15,300	$15,536
MPLX LP
4.700% due 04/15/2048	6,300	6,191
4.900% due 04/15/2058	6,300	6,075
Mylan NV
3.950% due 06/15/2026	6,100	5,923
5.250% due 06/15/2046	5,000	5,110
Mylan, Inc.
5.200% due 04/15/2048 (a)	28,900	29,194
5.400% due 11/29/2043	1,900	1,961
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (f)	16,400	17,056
NBCUniversal Media LLC
4.450% due 01/15/2043	32,900	33,312
5.950% due 04/01/2041	52,000	63,751
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	22,905	24,793
Newell Brands, Inc.
5.375% due 04/01/2036	3,200	3,339
Newmont Mining Corp.
6.250% due 10/01/2039	11,710	14,236
Nexen Energy ULC
6.400% due 05/15/2037	1,100	1,362
7.500% due 07/30/2039	2,410	3,382
Noble Holding International Ltd.
5.250% due 03/15/2042	250	156
Norfolk Southern Corp.
3.942% due 11/01/2047	6,494	6,266
4.050% due 08/15/2052	8,710	8,427
Northern Natural Gas Co.
4.100% due 09/15/2042	14,000	13,690
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029	11,240	11,088
NXP BV
3.875% due 09/01/2022	7,800	7,761
Occidental Petroleum Corp.
4.200% due 03/15/2048	7,400	7,460
Odebrecht Oil & Gas Finance Ltd.
0.000% due 04/30/2018 (d)(f)	4,491	123
ONEOK Partners LP
6.125% due 02/01/2041	20,852	23,799
6.200% due 09/15/2043	40,000	46,733
6.650% due 10/01/2036	4,765	5,752
6.850% due 10/15/2037	8,494	10,387
Oracle Corp.
3.900% due 05/15/2035	425	425
4.000% due 11/15/2047	78,180	77,368
4.125% due 05/15/2045	5,100	5,145
4.300% due 07/08/2034	2,450	2,588
4.375% due 05/15/2055	1,700	1,768
Owens Corning
4.300% due 07/15/2047	11,165	10,222
4.400% due 01/30/2048	12,600	11,661
PepsiCo, Inc.
4.000% due 03/05/2042	2,400	2,388
Pertamina Persero PT
6.000% due 05/03/2042	5,000	5,367
6.450% due 05/30/2044	5,700	6,460
Petroleos Mexicanos
6.350% due 02/12/2048	132,996	129,172
6.375% due 01/23/2045	29,069	28,328
6.750% due 09/21/2047	117,426	119,115
Pfizer, Inc.
4.300% due 06/15/2043	400	418
4.400% due 05/15/2044	6,900	7,425
5.600% due 09/15/2040	33,365	40,812
7.200% due 03/15/2039	1,800	2,595
Philip Morris International, Inc.
3.875% due 08/21/2042	3,675	3,472
4.125% due 03/04/2043	2,575	2,536
4.250% due 11/10/2044	21,000	21,072
4.375% due 11/15/2041	12,700	12,907
4.875% due 11/15/2043	2,500	2,723
6.375% due 05/16/2038	11,235	14,532

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Pioneer Natural Resources Co.
3.950% due 07/15/2022	$250	$254
7.200% due 01/15/2028	24,475	29,435
QUALCOMM, Inc.
4.650% due 05/20/2035	15,340	15,936
4.800% due 05/20/2045	12,778	13,329
QVC, Inc.
4.375% due 03/15/2023	1,100	1,102
4.850% due 04/01/2024	18,100	18,387
5.125% due 07/02/2022	6,820	7,039
5.450% due 08/15/2034	35,700	34,455
5.950% due 03/15/2043	34,155	33,389
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	5,000	5,472
6.332% due 09/30/2027 (j)	3,535	3,990
RELX Capital, Inc.
3.125% due 10/15/2022	7,102	7,008
Reynolds American, Inc.
6.150% due 09/15/2043	10,920	13,164
Rockies Express Pipeline LLC
5.625% due 04/15/2020	8,500	8,840
6.875% due 04/15/2040	8,450	9,788
7.500% due 07/15/2038	25,640	30,832
Rockwell Collins, Inc.
3.500% due 03/15/2027	7,600	7,341
4.350% due 04/15/2047	4,500	4,445
Rogers Communications, Inc.
5.000% due 03/15/2044	6,050	6,646
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	23,300	22,977
5.000% due 03/15/2027	36,700	38,131
5.625% due 03/01/2025	300	323
5.875% due 06/30/2026	8,356	9,142
Siemens Financieringsmaatschappij NV
4.200% due 03/16/2047	6,700	7,024
Sky PLC
3.125% due 11/26/2022	4,200	4,162
3.750% due 09/16/2024	2,800	2,848
Southern Co.
4.250% due 07/01/2036	9,300	9,488
4.400% due 07/01/2046	21,675	21,744
Southern Natural Gas Co. LLC
8.000% due 03/01/2032	8,346	10,940
Southwestern Energy Co.
4.100% due 03/15/2022	6,600	6,352
6.700% due 01/23/2025	3,369	3,285
Sprint Spectrum Co. LLC
5.152% due 09/20/2029	22,100	22,266
Standard Industries, Inc.
5.000% due 02/15/2027	1,580	1,538
Statoil ASA
5.100% due 08/17/2040	9,200	10,791
Sunoco Logistics Partners Operations LP
4.650% due 02/15/2022	2,000	2,055
4.950% due 01/15/2043	27,800	25,251
Tech Data Corp.
4.950% due 02/15/2027	7,100	7,111
Telefonica Emisiones S.A.U.
4.895% due 03/06/2048	17,000	17,349
5.213% due 03/08/2047	14,400	15,337
7.045% due 06/20/2036	27,468	34,900
Tencent Holdings Ltd.
3.925% due 01/19/2038	2,000	1,901
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037	320	412
Tesco PLC
6.150% due 11/15/2037	1,795	1,905
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/2022	8,619	7,640
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	261	244
Teva Pharmaceutical Finance Netherlands BV
2.200% due 07/21/2021	1,500	1,352

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Thomson Reuters Corp.
4.300% due 11/23/2023	$22,700	$23,251
5.650% due 11/23/2043	23,336	26,731
Time Warner Cable LLC
4.500% due 09/15/2042	18,500	16,054
5.500% due 09/01/2041	14,800	14,731
5.875% due 11/15/2040	5,000	5,231
6.550% due 05/01/2037	2,250	2,534
6.750% due 06/15/2039	52,495	59,862
7.300% due 07/01/2038	2,080	2,494
Time Warner Entertainment Co. LP
8.375% due 03/15/2023	1,128	1,340
8.375% due 07/15/2033	18,720	24,399
Time Warner, Inc.
4.650% due 06/01/2044	10,705	10,315
4.900% due 06/15/2042	3,000	3,035
5.350% due 12/15/2043	3,300	3,527
5.375% due 10/15/2041	5,000	5,385
Topaz Solar Farms LLC
4.875% due 09/30/2039	6,702	6,924
TransCanada PipeLines Ltd.
6.200% due 10/15/2037	3,484	4,301
7.250% due 08/15/2038	1,400	1,900
7.625% due 01/15/2039	8,375	11,644
Transcontinental Gas Pipe Line Co. LLC
5.400% due 08/15/2041	4,330	4,777
Tyson Foods, Inc.
4.550% due 06/02/2047	1,000	998
4.875% due 08/15/2034	950	1,008
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	8,345	8,345
4.625% due 12/03/2026	3,215	3,321
7.125% due 04/22/2025	2,561	2,861
Union Pacific Corp.
4.100% due 09/15/2067	1,147	1,098
4.375% due 11/15/2065	2,500	2,532
United Airlines Pass-Through Trust
3.100% due 01/07/2030	31,350	30,296
3.450% due 01/07/2030	2,531	2,481
3.750% due 03/03/2028	5,401	5,372
4.000% due 10/11/2027	14,195	14,374
4.300% due 02/15/2027	15,754	16,275
United Parcel Service, Inc.
3.750% due 11/15/2047	23,000	22,004
UnitedHealth Group, Inc.
3.750% due 10/15/2047	8,100	7,648
4.625% due 11/15/2041	14,000	15,076
4.750% due 07/15/2045	10,099	11,143
5.800% due 03/15/2036	300	368
5.950% due 02/15/2041	4,700	5,949
6.625% due 11/15/2037	2,150	2,876
Vale Overseas Ltd.
6.250% due 08/10/2026	1,600	1,796
6.875% due 11/21/2036	30,460	35,979
6.875% due 11/10/2039	5,500	6,545
Vale S.A.
5.625% due 09/11/2042	34,987	37,104
Virgin Australia Pass-Through Trust
5.000% due 04/23/2025	1,268	1,302
VMware, Inc.
3.900% due 08/21/2027	6,300	5,971
West Fraser Timber Co. Ltd.
4.350% due 10/15/2024	9,100	9,038
Western Gas Partners LP
5.450% due 04/01/2044	2,600	2,632
WestRock RKT Co.
4.000% due 03/01/2023	8,350	8,555
Whirlpool Corp.
5.150% due 03/01/2043	21,075	23,078
Williams Cos., Inc.
8.750% due 03/15/2032	29,088	38,978
Williams Partners LP
4.900% due 01/15/2045	1,500	1,482
5.100% due 09/15/2045	7,225	7,348
6.300% due 04/15/2040	14,878	17,072

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	85

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Woodside Finance Ltd.
3.650% due 03/05/2025		$500	$496
Wyeth LLC
5.950% due 04/01/2037		500	639
Wynn Las Vegas LLC
4.250% due 05/30/2023		10,547	10,376
5.500% due 03/01/2025		126,050	126,995
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035		1,681	1,604
Zoetis, Inc.
3.950% due 09/12/2047		8,700	8,385

			7,130,659

UTILITIES 15.2%
Alabama Power Co.
3.850% due 12/01/2042		2,950	2,943
5.200% due 06/01/2041		200	232
Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039		26,093	37,965
Ameren Illinois Co.
3.700% due 12/01/2047		3,700	3,576
American Transmission Systems, Inc.
5.000% due 09/01/2044		11,300	12,742
American Water Capital Corp.
3.750% due 09/01/2047		5,000	4,786
4.300% due 12/01/2042		8,700	9,356
6.593% due 10/15/2037		150	202
Anadarko Finance Co.
7.500% due 05/01/2031		8,074	10,330
Appalachian Power Co.
4.400% due 05/15/2044		6,350	6,670
5.800% due 10/01/2035		2,176	2,604
6.375% due 04/01/2036		5,146	6,563
6.700% due 08/15/2037		3,600	4,761
7.000% due 04/01/2038		3,693	5,066
AT&T, Inc.
1.800% due 09/05/2026	EUR	600	752
2.672% (US0003M + 0.950%) due 07/15/2021 ~		$9,600	9,706
3.150% due 09/04/2036	EUR	4,500	5,639
3.900% due 08/14/2027		$15,600	15,727
4.300% due 02/15/2030		60,681	60,519
4.350% due 06/15/2045		51,977	47,599
4.500% due 03/09/2048		127,838	118,473
4.550% due 03/09/2049		111,619	104,491
4.750% due 05/15/2046		3,700	3,601
4.800% due 06/15/2044		111,400	108,956
5.150% due 03/15/2042		5,500	5,677
5.150% due 11/15/2046		39,100	40,044
5.150% due 02/14/2050		38,800	39,275
5.300% due 08/14/2058		24,190	24,449
5.350% due 09/01/2040		11,547	12,142
5.450% due 03/01/2047		23,200	24,675
6.000% due 08/15/2040		4,400	4,978
6.375% due 03/01/2041		22,200	25,830
8.250% due 11/15/2031		265	348
Berkshire Hathaway Energy Co.
4.500% due 02/01/2045		580	621
5.950% due 05/15/2037		1,500	1,874
6.125% due 04/01/2036		10,154	12,962
BG Energy Capital PLC
5.125% due 10/15/2041		2,350	2,655
British Telecommunications PLC
9.125% due 12/15/2030		12,410	18,158
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034		13,964	4,503
Cleco Corporate Holdings LLC
4.973% due 05/01/2046		400	412
Cleco Power LLC
6.000% due 12/01/2040		18,175	21,655
Cleveland Electric Illuminating Co.
5.950% due 12/15/2036		7,000	8,510
CMS Energy Corp.
4.700% due 03/31/2043		5,437	5,722

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CNOOC Finance Ltd.
3.000% due 05/09/2023		$20,750	$19,972
3.875% due 05/02/2022		10,900	10,994
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		42,750	43,411
Connecticut Light & Power Co.
4.000% due 04/01/2048		1,300	1,330
Consolidated Edison Co. of New York, Inc.
4.625% due 12/01/2054		2,285	2,517
5.300% due 03/01/2035		900	1,047
5.500% due 12/01/2039		3,400	4,097
5.700% due 06/15/2040		5,000	6,186
6.200% due 06/15/2036		4,000	5,152
6.750% due 04/01/2038		9,950	13,640
DTE Electric Co.
3.950% due 06/15/2042		500	483
4.300% due 07/01/2044		9,150	9,733
Duke Energy Carolinas LLC
3.700% due 12/01/2047		9,500	9,165
3.950% due 03/15/2048		8,900	8,995
4.000% due 09/30/2042		3,500	3,527
4.250% due 12/15/2041		16,400	17,064
6.000% due 01/15/2038		50	64
Duke Energy Corp.
3.750% due 09/01/2046		11,950	10,860
3.950% due 08/15/2047		9,800	9,219
Duke Energy Florida LLC
5.650% due 04/01/2040		7,400	9,174
Duke Energy Indiana LLC
4.900% due 07/15/2043		105	119
6.120% due 10/15/2035		6,724	8,489
Duke Energy Progress LLC
3.600% due 09/15/2047		36,600	34,711
4.100% due 03/15/2043		4,701	4,811
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021		1,950	2,109
E.ON International Finance BV
6.650% due 04/30/2038		3,020	3,882
Electricite de France S.A.
4.875% due 01/22/2044		9,140	9,847
4.950% due 10/13/2045		4,855	5,300
6.000% due 01/22/2114		17,338	18,602
6.950% due 01/26/2039		17,208	23,086
Emera U.S. Finance LP
4.750% due 06/15/2046		15,500	15,589
Emera, Inc.
6.750% due 06/15/2076 •		9,100	9,874
Enable Midstream Partners LP
4.400% due 03/15/2027		800	784
5.000% due 05/15/2044		31,573	29,643
Enel Finance International NV
3.625% due 05/25/2027		6,200	5,912
4.750% due 05/25/2047		58,500	60,147
Exelon Corp.
5.625% due 06/15/2035		7,000	8,370
Exelon Generation Co. LLC
5.600% due 06/15/2042		16,164	16,639
6.250% due 10/01/2039		13,115	14,328
FirstEnergy Transmission LLC
4.350% due 01/15/2025		11,846	12,201
5.450% due 07/15/2044		10,100	11,615
Florida Power & Light Co.
3.700% due 12/01/2047		18,800	18,410
3.950% due 03/01/2048		1,000	1,015
4.050% due 10/01/2044		4,200	4,348
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		16,950	16,900
6.000% due 11/27/2023		17,825	19,133
Gazprom OAO Via Gaz Capital S.A.
4.250% due 04/06/2024	GBP	12,600	18,399
4.950% due 02/06/2028		$11,600	11,535
5.999% due 01/23/2021		20,300	21,348
6.510% due 03/07/2022		32,275	34,788
Georgia Power Co.
4.750% due 09/01/2040		6,100	6,592
5.950% due 02/01/2039		2,270	2,839

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Idaho Power Co.
4.850% due 08/15/2040		$9,000	$9,946
Indiana Michigan Power Co.
4.550% due 03/15/2046		500	532
Interstate Power & Light Co.
6.250% due 07/15/2039		5,000	6,486
Jersey Central Power & Light Co.
6.150% due 06/01/2037		6,200	7,695
Kentucky Utilities Co.
5.125% due 11/01/2040		17,100	20,131
Koninklijke KPN NV
8.375% due 10/01/2030		28,590	38,900
Metropolitan Edison Co.
3.500% due 03/15/2023		1,900	1,906
MidAmerican Energy Co.
4.400% due 10/15/2044		500	538
5.800% due 10/15/2036		3,000	3,752
Monongahela Power Co.
5.400% due 12/15/2043		700	853
Niagara Mohawk Power Corp.
4.119% due 11/28/2042		3,850	3,939
4.278% due 10/01/2034		9,000	9,379
NiSource, Inc.
3.950% due 03/30/2048		7,200	6,782
4.375% due 05/15/2047		11,100	11,171
5.650% due 02/01/2045		3,110	3,646
Novatek OAO via Novatek Finance DAC
4.422% due 12/13/2022		22,300	22,525
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		4,117	4,034
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (b)		6,589	3,377
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		1,831	1,771
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (b)		5,521	1,642
Oglethorpe Power Corp.
5.250% due 09/01/2050		25,000	27,466
Ohio Edison Co.
6.875% due 07/15/2036		3,500	4,675
8.250% due 10/15/2038		1,000	1,501
Oklahoma Gas & Electric Co.
5.850% due 06/01/2040		4,000	5,034
Oncor Electric Delivery Co. LLC
5.250% due 09/30/2040		15,100	18,053
5.300% due 06/01/2042		600	723
7.250% due 01/15/2033		3,400	4,698
7.500% due 09/01/2038		4,615	6,820
Orange S.A.
9.000% due 03/01/2031		11,250	16,487
Pacific Gas & Electric Co.
3.750% due 08/15/2042		2,400	2,151
3.950% due 12/01/2047		20,800	19,306
4.250% due 03/15/2046		5,300	5,139
4.300% due 03/15/2045		3,700	3,585
4.450% due 04/15/2042		5,150	5,134
4.600% due 06/15/2043		85	86
4.750% due 02/15/2044		3,800	3,931
5.400% due 01/15/2040		800	911
5.800% due 03/01/2037		8,600	10,001
6.050% due 03/01/2034		5,630	6,721
6.250% due 03/01/2039		8,700	10,627
PacifiCorp
6.000% due 01/15/2039		200	259
PECO Energy Co.
4.150% due 10/01/2044		8,900	9,380
Pennsylvania Electric Co.
6.150% due 10/01/2038		500	613
Petrobras Global Finance BV
5.375% due 10/01/2029	GBP	13,100	18,197
5.625% due 05/20/2043		$44,687	39,157
6.850% due 06/05/2115		16,000	15,200

86	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Plains All American Pipeline LP
4.300% due 01/31/2043		$12,925	$10,926
4.500% due 12/15/2026		4,650	4,618
4.700% due 06/15/2044		28,955	25,903
4.900% due 02/15/2045		29,035	26,753
5.150% due 06/01/2042		62,520	59,125
PPL Electric Utilities Corp.
5.200% due 07/15/2041		5,500	6,372
Progress Energy, Inc.
6.000% due 12/01/2039		700	868
7.750% due 03/01/2031		400	545
Puget Sound Energy, Inc.
5.764% due 07/15/2040		8,200	10,093
Rio Oil Finance Trust
9.750% due 01/06/2027		20,721	22,648
Saudi Electricity Global Sukuk Co.
5.060% due 04/08/2043		57,300	56,847
5.500% due 04/08/2044		40,500	42,279
Shell International Finance BV
3.625% due 08/21/2042		2,400	2,275
4.000% due 05/10/2046		400	403
4.125% due 05/11/2035		51,000	52,867
4.550% due 08/12/2043		11,450	12,473
Southern California Edison Co.
6.000% due 01/15/2034		400	500
6.650% due 04/01/2029		600	742
Southern Co. Gas Capital Corp.
4.400% due 05/30/2047		10,600	10,766
5.875% due 03/15/2041		7,500	9,045
Southwestern Electric Power Co.
2.750% due 10/01/2026		900	843
3.850% due 02/01/2048		20,000	19,041
6.200% due 03/15/2040		3,100	3,946
Southwestern Public Service Co.
6.000% due 10/01/2036		2,000	2,482
Telecom Italia Capital S.A.
7.200% due 07/18/2036		7,845	9,238
7.721% due 06/04/2038		17,800	21,853
Telecom Italia SpA
6.375% due 06/24/2019	GBP	6,500	9,638
Telefonica Europe BV
8.250% due 09/15/2030		$17,700	23,999
Toledo Edison Co.
6.150% due 05/15/2037		11,490	14,316
Verizon Communications, Inc.
3.850% due 11/01/2042		16,560	14,615
4.522% due 09/15/2048		34,392	33,213
4.672% due 03/15/2055		221,659	211,566
5.012% due 08/21/2054		242,722	242,409
5.250% due 03/16/2037		1,100	1,188
Virginia Electric & Power Co.
3.800% due 09/15/2047		7,900	7,649
6.000% due 05/15/2037		400	500
Vodafone Group PLC
6.150% due 02/27/2037		17,613	20,426
6.250% due 11/30/2032		2,650	3,117
Wisconsin Electric Power Co.
5.700% due 12/01/2036		220	270

			2,866,961

Total Corporate Bonds & Notes (Cost $14,101,040)			14,594,752

MUNICIPAL BONDS & NOTES 5.1%

CALIFORNIA 2.5%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		15,300	22,552
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049		4,800	6,764
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030		700	842

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.907% due 10/01/2050	$28,895	$43,345
7.043% due 04/01/2050	48,475	72,548
Burbank, California Water Revenue Bonds, (BABs), Series 2010
5.797% due 06/01/2040	2,220	2,859
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	4,500	6,079
California State General Obligation Bonds, (BABs), (AGM/CR Insured), Series 2010
6.875% due 11/01/2026	2,550	3,226
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	15,345	22,431
7.350% due 11/01/2039	1,000	1,465
7.500% due 04/01/2034	4,840	6,996
7.550% due 04/01/2039	16,720	25,523
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	18,370	28,492
7.625% due 03/01/2040	7,575	11,564
7.950% due 03/01/2036	22,100	24,208
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	9,010	12,537
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	2,672
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	10,000	13,601
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	25,485	37,870
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	15,400	20,647
7.618% due 08/01/2040	5,200	7,812
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	400	597
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010
5.516% due 07/01/2027	1,800	2,121
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	6,595	8,840
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	5,000	5,994
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	100	124
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	2,000	2,760
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010
7.168% due 07/01/2040	900	1,261
Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	500	668
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	10,000	13,094
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	10,400	15,045
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	6,600	9,045
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	25,100	34,563

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	$400	$591
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	1,800	2,468
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	400	448
University of California Revenue Bonds, Series 2012
4.053% due 05/15/2041	5,000	5,178

		476,830

GEORGIA 0.3%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,390	2,977
6.655% due 04/01/2057	44,110	54,449

		57,426

ILLINOIS 0.4%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	900	1,142
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	16,400	21,685
Chicago, Illinois General Obligation Bonds, Series 2012
5.432% due 01/01/2042	4,435	4,067
Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044	5,000	5,042
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	24,730	26,956
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	11,015	11,890
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,800	3,427
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	1,135	1,066

		75,275

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	1,750	2,425

KENTUCKY 0.0%
Kentucky State Property & Building Commission Revenue Bonds, (BABs), Series 2009
6.155% due 11/01/2029	400	465

MASSACHUSETTS 0.0%
Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	3,500	4,137

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,400	4,457

NEW JERSEY 0.1%
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	519

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	87

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New Jersey Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	$15,005	$21,531

		22,050

NEW MEXICO 0.1%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017
4.406% due 08/01/2046	6,100	6,354

NEW YORK 0.9%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	6,900	8,965
6.814% due 11/15/2040	18,085	24,786
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
5.467% due 05/01/2040	6,700	8,159
5.508% due 08/01/2037	800	995
5.572% due 11/01/2038	9,000	11,180
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.427% due 03/15/2039	1,200	1,421
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	500	568
5.389% due 03/15/2040	200	242
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	2,735	3,046
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	9,410	11,276
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	500	637
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	200	234
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	84,130	92,423
Port Authority of New York & New Jersey Revenue Bonds, Series 2014
5.310% due 08/01/2046	2,800	3,087

		167,019

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	1,000	1,364
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	1,160	1,467
7.734% due 02/15/2033	7,325	10,382
8.084% due 02/15/2050	50,725	85,764
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	67	74

		99,051

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	14,947

TEXAS 0.2%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	14,000	18,706

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Texas Transportation Commission State Highway Fund Revenue Bonds, Series 2010
5.178% due 04/01/2030	$16,000	$18,758

		37,464

Total Municipal Bonds & Notes (Cost $783,695)		967,900

U.S. GOVERNMENT AGENCIES 3.9%
Fannie Mae
3.500% due 06/01/2045 - 09/01/2046	11,368	11,406
3.500% due 07/01/2046 (j)	11,787	11,825
4.000% due 10/01/2040 - 09/01/2046	849	876
6.000% due 01/01/2023 - 06/01/2038	13	14
7.000% due 11/01/2026	14	15
8.500% due 08/01/2026	1	1
Fannie Mae, TBA
3.000% due 04/01/2048 - 05/01/2048	99,800	97,159
3.500% due 04/01/2048 - 06/01/2048	610,800	611,391
Freddie Mac
3.445% due 08/15/2032 ~	20	21
Ginnie Mae
4.500% due 09/15/2033	13	13
8.500% due 09/15/2030	5	5

Total U.S. Government Agencies (Cost $730,206)		732,726

U.S. TREASURY OBLIGATIONS 24.6%
U.S. Treasury Bonds
2.250% due 08/15/2046	13	11
2.500% due 02/15/2045 (j)	188,518	171,804
2.500% due 02/15/2046 (j)(l)	213,985	194,373
2.500% due 05/15/2046 (j)	342,000	310,333
2.750% due 11/15/2042 (j)(l)(n)	414,000	398,900
2.750% due 08/15/2047 (j)	324,867	309,870
2.750% due 11/15/2047 (j)	728,549	695,082
2.875% due 05/15/2043 (l)(n)	28,000	27,550
2.875% due 08/15/2045 (j)	105,207	103,121
3.000% due 05/15/2045 (j)	231,583	232,604
3.125% due 02/15/2042 (j)	251,000	258,903
3.125% due 02/15/2043 (j)(l)	199,000	204,774
3.625% due 02/15/2044 (j)(l)	302,675	338,549
5.375% due 02/15/2031 (l)	2,000	2,559
U.S. Treasury Inflation Protected Securities (e)
0.375% due 07/15/2025 (l)	68,985	68,084
0.375% due 01/15/2027 (l)	5,131	4,997
0.625% due 01/15/2026 (l)	67,597	67,553
1.750% due 01/15/2028 (l)	14,671	16,121
2.000% due 01/15/2026 (l)	18,233	20,123
2.375% due 01/15/2027 (l)	120,699	138,202
2.500% due 01/15/2029	24,360	28,838
3.875% due 04/15/2029	905	1,203
U.S. Treasury Notes
2.000% due 08/15/2025 (j)(l)(n)	503,900	479,995
2.250% due 11/15/2025 (l)(n)	86,310	83,505
2.250% due 02/15/2027 (j)(l)(n)	271,000	260,325
2.750% due 02/15/2028 (j)	210,000	209,977

Total U.S. Treasury Obligations (Cost $4,594,475)		4,627,356

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
1166 Avenue of the Americas Commercial Mortgage Trust
5.690% due 10/13/2037	20,220	21,645
BCAP LLC Trust
1.963% (12MTA + 0.840%) due 11/26/2046 ~	239	239
2.121% (US0001M + 0.500%) due 05/26/2035 ~	281	280
4.000% due 02/26/2037 ~	15	15

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Merrill Lynch Mortgage Investors Trust
2.332% (US0006M + 0.680%) due 01/25/2029 ~		$104	$104
2.988% (US0006M + 0.820%) due 03/25/2028 ~		36	37
Structured Adjustable Rate Mortgage Loan Trust
3.692% due 09/25/2034 ~		1,103	1,103

Total Non-Agency Mortgage-Backed Securities (Cost $25,008)			23,423

ASSET-BACKED SECURITIES 0.8%
AASET US Ltd.
3.844% due 01/16/2038		19,696	19,563
AIM Aviation Finance Ltd.
4.213% due 02/15/2040		17,965	17,968
Aircraft Certificate Owner Trust
7.001% due 09/20/2022 «		882	922
Business Jet Securities LLC
4.335% due 02/15/2033		6,243	6,264
Eagle Ltd.
2.570% due 12/15/2039		2,222	2,209
KDAC Aviation Finance Ltd.
4.212% due 12/15/2042		8,028	8,022
Labrador Aviation Finance Ltd.
4.300% due 01/15/2042		21,786	22,154
METAL LLC
4.581% due 10/15/2042		22,237	22,262
Sapphire Aviation Finance Ltd.
4.250% due 03/15/2040 «		17,000	17,020
SBA Tower Trust
3.869% due 10/15/2049		11,400	11,587
Sprite Ltd.
4.250% due 12/15/2037		14,418	14,382
Structured Asset Investment Loan Trust
2.772% (US0001M + 0.900%) due 01/25/2035 ~		378	379

Total Asset-Backed Securities (Cost $141,810)			142,732

SOVEREIGN ISSUES 1.2%
Brazil Government International Bond
5.000% due 01/27/2045		46,630	42,014
Colombia Government International Bond
6.125% due 01/18/2041		200	231
Israel Government International Bond
4.125% due 01/17/2048		13,300	12,826
Mexico Government International Bond
4.600% due 01/23/2046		4,171	3,972
4.600% due 02/10/2048		23,200	22,028
5.550% due 01/21/2045 (j)		19,780	21,383
5.750% due 10/12/2110		1,550	1,581
6.050% due 01/11/2040		1,238	1,401
Poland Government International Bond
2.500% due 07/25/2026	PLN	106,000	29,859
3.250% due 07/25/2025		16,700	4,998
Saudi Government International Bond
3.250% due 10/26/2026		$8,900	8,350
4.500% due 10/26/2046		46,700	43,714
4.625% due 10/04/2047		25,700	24,564
South Africa Government International Bond
10.500% due 12/21/2026	ZAR	146,500	14,317
Spain Government International Bond
2.150% due 10/31/2025	EUR	1,500	2,036

Total Sovereign Issues (Cost $233,414)			233,274

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% (f)		20,200	26,078

Total Convertible Preferred Securities (Cost $24,500)			26,078

88	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.4%

BANKING & FINANCE 0.2%
AgriBank FCB
6.875% (US0003M + 4.225%) due 01/01/2024 ~(f)	130,000	$14,048
Public Storage
6.375% due 03/17/2019 (f)	75,000	1,991
Reinsurance Group of America, Inc.
6.200% (US0003M + 4.370%) due 09/15/2042 ~	258,700	7,324
State Street Corp.
5.900% (US0003M + 3.108%) due 03/15/2024 ~(f)	60,400	1,656
Ventas Realty LP
5.450% due 03/15/2043	120,000	2,993

		28,012

UTILITIES 0.2%
DTE Energy Co.
5.250% due 12/01/2062	11,150	272
Entergy Arkansas, Inc.
4.750% due 06/01/2063	38,000	922
Entergy Louisiana LLC
4.700% due 06/01/2063	29,925	715

	SHARES	MARKET VALUE (000S)
Entergy Texas, Inc.
5.625% due 06/01/2064	483,816	$12,274
SCE Trust
5.000% due 06/26/2022 (f)	724,700	16,469
5.750% (US0003M + 2.990%) due 03/15/2024 ~(f)	463,000	12,378

		43,030

Total Preferred Securities (Cost $69,168)		71,042

SHORT-TERM INSTRUMENTS 1.2%

REPURCHASE AGREEMENTS (i) 1.1%
		209,045

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.1%
1.533% due 04/19/2018 - 04/26/2018 (c)(d)(j)(l)(n)	$15,165	15,152

Total Short-Term Instruments (Cost $224,198)		224,197

Total Investments in Securities (Cost $21,467,176)		22,182,708

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 3.2%

SHORT-TERM INSTRUMENTS 3.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.2%
PIMCO Short-Term Floating NAV Portfolio III	60,818,637	$601,071

Total Short-Term Instruments (Cost $601,048)		601,071

Total Investments in Affiliates (Cost $601,048)		601,071

Total Investments 121.0% (Cost $22,068,224)		$22,783,779

Financial Derivative Instruments (k)(m) (0.2)%
(Cost or Premiums, net $77,382)		(33,191)

Other Assets and Liabilities, net (20.8)%		(3,924,539)

Net Assets 100.0%		$18,826,049

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

(h)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$52,530	$52,935	0.28%
Delta Air Lines, Inc.	3.800	05/09/2019	05/05/2014	11,561	11,556	0.06
Delta Air Lines, Inc.	4.202	09/30/2019	09/29/2014	54,494	54,509	0.29
Norwegian Air Shuttle	4.110-4.250	06/24/2026	06/25/2014	53,611	52,221	0.28
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	24,000	26,028	0.14
Rise Ltd.	4.750	01/31/2021	02/11/2014-03/14/2017	13,507	13,494	0.07

				$209,703	$210,743	1.12%

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	89

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$3,745	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(3,822)	$3,745	$3,746
JPS	1.900	03/29/2018	04/02/2018	205,300	U.S. Treasury Bonds 3.750% due 11/15/2043	(210,198)	205,300	205,343

Total Repurchase Agreements						$(214,020)	$209,045	$209,089

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BCY	(0.500)%	03/02/2018	TBD	(3)	$(3,464)	$(3,462)
	(0.250)	01/23/2018	12/15/2019		(978)	(978)
	1.000	03/23/2018	TBD	(3)	(2,087)	(2,088)
	1.250	03/23/2018	TBD	(3)	(1,712)	(1,713)
BOM	1.710	02/23/2018	04/23/2018		(105,150)	(105,340)
BOS	(1.000)	02/07/2018	TBD	(3)	(1,851)	(1,848)
	1.600	03/08/2018	05/15/2018		(35,155)	(35,194)
BRC	1.450	03/23/2018	TBD	(3)	(22,043)	(22,043)
BSN	1.610	02/23/2018	04/24/2018		(8,487)	(8,501)
JML	0.500	01/11/2018	TBD	(3)	(2,448)	(2,449)
JPS	1.500	03/02/2018	04/13/2018		(10,271)	(10,284)
	1.500	03/08/2018	04/13/2018		(7,180)	(7,188)
	1.500	03/29/2018	04/02/2018		(205,708)	(205,742)
	1.800	03/28/2018	04/11/2018		(309,156)	(309,234)
NOM	1.630	01/18/2018	04/18/2018		(11,966)	(12,006)
NXN	1.540	01/05/2018	04/05/2018		(866,925)	(870,151)
	1.540	01/08/2018	04/05/2018		(45,342)	(45,505)
	1.540	01/25/2018	04/05/2018		(1,556)	(1,560)
	1.540	02/05/2018	04/05/2018		(27,182)	(27,247)
	1.550	01/08/2018	04/06/2018		(212,660)	(213,429)
	1.580	02/05/2018	04/03/2018		(336,000)	(336,826)
	1.580	02/16/2018	04/03/2018		(275,563)	(276,107)
	1.580	03/22/2018	04/03/2018		(120,015)	(120,073)
	1.600	01/22/2018	04/13/2018		(191,250)	(191,845)
RCY	1.720	02/16/2018	05/18/2018		(89,146)	(89,337)
	1.720	04/26/2018	04/30/2018		(115,469)	(115,469)
	1.720	04/30/2018	05/18/2018		(92,375)	(92,375)
	1.720	03/05/2018	05/18/2018		(138,562)	(138,748)
SCX	1.740	03/20/2018	05/22/2018		(1,232)	(1,233)
SGY	1.580	03/28/2018	04/06/2018		(49,812)	(49,823)
	1.850	03/29/2018	04/02/2018		(125,156)	(125,182)

Total Reverse Repurchase Agreements						$(3,422,980)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
BCY	1.750%	03/14/2018	04/16/2018	$(2,824)	$(2,822)
BPG	1.820	03/06/2018	04/06/2018	(3,795)	(3,794)
NOM	1.750	03/20/2018	04/20/2018	(20,658)	(20,640)
	1.750	03/21/2018	04/20/2018	(21,294)	(21,276)
TDM	1.560	01/05/2018	04/05/2018	(2,098)	(2,098)
UBS	1.600	02/05/2018	04/02/2018	(96,116)	(96,115)
	1.600	03/20/2018	04/02/2018	(1,232)	(1,232)

Total Sale-Buyback Transactions					$(147,977)

90	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BCY	$0	$(8,241)	$0	$(8,241)	$8,908	$667
BOM	0	(105,340)	0	(105,340)	105,030	(310)
BOS	0	(37,042)	0	(37,042)	37,087	45
BRC	0	(22,043)	0	(22,043)	23,063	1,020
BSN	0	(8,501)	0	(8,501)	8,492	(9)
FICC	3,746	0	0	3,746	(3,822)	(76)
JML	0	(2,449)	0	(2,449)	2,370	(79)
JPS	205,343	(532,448)	0	(327,105)	319,212	(7,893)
NOM	0	(12,006)	0	(12,006)	12,145	139
NXN	0	(2,082,743)	0	(2,082,743)	2,082,098	(645)
RCY	0	(435,929)	0	(435,929)	228,235	(207,694)
SCX	0	(1,233)	0	(1,233)	1,238	5
SGY	0	(175,005)	0	(175,005)	174,981	(24)

Master Securities Forward Transaction Agreement
BCY	0	0	(2,822)	(2,822)	2,862	40
BPG	0	0	(3,794)	(3,794)	3,810	16
NOM	0	0	(41,916)	(41,916)	41,910	(6)
TDM	0	0	(2,098)	(2,098)	2,022	(76)
UBS	0	0	(97,347)	(97,347)	98,626	1,279

Total Borrowings and Other Financing Transactions	$209,089	$ (3,422,980)	$ (147,977)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(14,380)	$(14,380)
U.S. Government Agencies	0	(12,006)	0	0	(12,006)
U.S. Treasury Obligations	0	(2,904,038)	(264,512)	0	(3,168,550)
Sovereign Issues	0	0	0	(20,200)	(20,200)

Total	$0	$(2,916,044)	$(264,512)	$(34,580)	$(3,215,136)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(147,977)	0	0	(147,977)

Total	$0	$(147,977)	$0	$0	$(147,977)

Total Borrowings	$0	$(3,064,021)	$(264,512)	$(34,580)	$(3,363,113)

Payable for reverse repurchase agreements and sale-buyback financing transactions(6)					$ (3,363,113)

(j)	Securities with an aggregate market value of $3,376,220 and cash of $320 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(3,671,557) at a weighted average interest rate of 1.202%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(40) of deferred price drop.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(6)	Unsettled reverse repurchase agreements liability of $(207,844) is outstanding at period end.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	91

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 5-Year Note June 2018 Futures	$123.000	05/25/2018	1,501	$1,501	$13	$2
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	109.500	05/25/2018	2,563	2,563	22	3
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	111.000	05/25/2018	335	335	3	0
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	111.500	05/25/2018	164	164	1	0

Total Purchased Options					$39	$5

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	$119.500	05/25/2018	388	$388	$(136)	$(79)
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	122.000	05/25/2018	388	388	(105)	(164)
Put - CBOT U.S. Treasury 10-Year Note May 2018 Futures	118.000	04/20/2018	1,200	1,200	(280)	(19)
Put - CBOT U.S. Treasury 10-Year Note May 2018 Futures	119.000	04/20/2018	1,100	1,100	(308)	(17)
Call - CBOT U.S. Treasury 10-Year Note May 2018 Futures	121.000	04/20/2018	1,100	1,100	(325)	(601)

Total Written Options					$(1,154)	$(880)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar September Futures	09/2020	202	$	49,081	$(250)	$3	$0
U.S. Treasury 30-Year Bond June Futures	06/2018	1,188		174,191	4,217	891	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	488		78,309	2,822	564	0

					$6,789	$1,458	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar March Futures	03/2019	5,602	$	(1,364,227)	$5,350	$210	$0
Call Options Strike @ EUR 159.500 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	524	EUR	(548)	(293)	0	(32)
Euro-Bund 10-Year Bond June Futures	06/2018	345		(67,679)	(1,099)	0	(85)
Put Options Strike @ EUR 155.000 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	524		(39)	309	19	0
U.S. Treasury 2-Year Note June Futures	06/2018	3,772	$	(801,963)	(83)	0	(118)
U.S. Treasury 5-Year Note June Futures	06/2018	6,366		(728,658)	(3,404)	0	(696)

					$780	$229	$(931)

Total Futures Contracts					$7,569	$1,687	$(931)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Cox Communications, Inc.	(1.000)%	Quarterly	12/20/2020	0.277%	$ 17,200	$(354)	$18	$(336)	$1	$0
Dow Chemical Co.	(1.000)	Quarterly	12/20/2020	0.234	31,600	(783)	129	(654)	3	0

						$(1,137)	$147	$(990)	$4	$0

92	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Arconic, Inc.	1.000%	Quarterly	03/20/2021	0.605%	$	2,700	$29	$3	$32	$0	$(1)
Arconic, Inc.	1.000	Quarterly	06/20/2021	0.663		2,600	22	6	28	1	0
Berkshire Hathaway, Inc.	1.000	Quarterly	03/20/2021	0.316		20,500	446	(35)	411	1	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.418		7,600	173	(13)	160	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.569		3,900	83	(7)	76	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2023	0.640		7,600	149	(14)	135	2	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2023	0.728		4,000	69	(10)	59	0	(3)
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2024	0.802		17,050	243	(46)	197	0	(18)
Canadian Natural Resources Ltd.	1.000	Quarterly	06/20/2022	0.550		7,800	95	48	143	2	0
Exelon Generation Co. LLC	1.000	Quarterly	06/20/2022	0.745		5,400	(3)	60	57	0	0
Ford Motor Co.	5.000	Quarterly	12/20/2021	0.781		10,900	1,896	(245)	1,651	0	(3)
Ford Motor Co.	5.000	Quarterly	06/20/2022	0.960		4,160	781	(105)	676	5	0
Ford Motor Co.	5.000	Quarterly	12/20/2023	1.558		5,300	1,179	(229)	950	0	(4)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2022	1.141		5,200	925	(35)	890	0	(23)
Goldman Sachs Group, Inc.	1.000	Quarterly	09/20/2020	0.361		7,800	139	(16)	123	0	(1)
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2020	0.387		20,000	371	(39)	332	0	(3)
MetLife, Inc.	5.000	Quarterly	09/20/2019	0.141		1,100	96	(16)	80	0	0
MetLife, Inc.	1.000	Quarterly	09/20/2020	0.241		20,600	444	(58)	386	0	(4)
MetLife, Inc.	1.000	Quarterly	06/20/2021	0.320		25,000	601	(63)	538	0	(2)
MetLife, Inc.	1.000	Quarterly	09/20/2021	0.369		11,000	269	(33)	236	0	(4)
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.410		13,750	340	(46)	294	0	(7)
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.478		16,550	400	(48)	352	0	(2)
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.582		20,900	480	(85)	395	0	(11)
Pacific Gas & Electric Co.	1.000	Quarterly	06/20/2021	0.422		2,000	39	(2)	37	0	(1)
Prudential Financial, Inc.	1.000	Quarterly	12/20/2020	0.290		10,000	216	(24)	192	0	0
Prudential Financial, Inc.	1.000	Quarterly	06/20/2021	0.344		7,300	167	(15)	152	3	0
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.691		14,800	229	(21)	208	0	(5)
Telefonica Emisiones S.A.U.	1.000	Quarterly	06/20/2022	0.624	EUR	2,000	38	2	40	0	(1)
Toll Brothers Finance Corp.	1.000	Quarterly	03/20/2021	0.440	$	5,700	121	(27)	94	0	0

							$10,037	$(1,113)	$8,924	$14	$(93)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.EM-27 5-Year Index	1.000%	Quarterly	06/20/2022	$8,148	$(237)	$230	$(7)	$7	$0
CDX.EM-28 5-Year Index	1.000	Quarterly	12/20/2022	14,453	(527)	426	(101)	19	0
CDX.EM-29 5-Year Index	1.000	Quarterly	06/20/2023	62,200	(1,253)	159	(1,094)	96	0
CDX.IG-25 5-Year Index	1.000	Quarterly	12/20/2020	534,600	10,715	(1,141)	9,574	290	0
CDX.IG-26 5-Year Index	1.000	Quarterly	06/20/2021	81,001	1,805	(219)	1,586	50	0
CDX.IG-27 5-Year Index	1.000	Quarterly	12/20/2021	108,500	2,421	(280)	2,141	81	0
CDX.IG-28 5-Year Index	1.000	Quarterly	06/20/2022	1,622,800	34,594	(4,242)	30,352	1,313	0
CDX.IG-29 5-Year Index	1.000	Quarterly	12/20/2022	593,400	13,963	(2,748)	11,215	526	0
CDX.IG-30 5-Year Index	1.000	Quarterly	06/20/2023	4,151,000	71,925	(1,958)	69,967	4,103	0

					$ 133,406	$(9,773)	$123,633	$6,485	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	3-Month PLN-WIBOR	2.500%	Annual	09/19/2023	PLN	222,100	$(240)	$231	$(9)	$14	$0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019	$	1,078,700	649	3,629	4,278	223	0
Receive(6)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		87,500	9,258	(2,391)	6,867	0	(514)
Pay(6)	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023	ZAR	1,105,900	(153)	250	97	0	(420)
Pay(6)	3-Month ZAR-JIBAR	7.750	Quarterly	06/20/2028		1,787,800	(269)	1,176	907	0	(978)
Pay(6)	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		382,200	(1)	83	82	0	(221)
Receive(6)	6-Month EUR-EURIBOR	1.000	Annual	06/20/2028	EUR	80,000	(191)	312	121	0	(95)
Receive(6)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028		41,400	(580)	(324)	(904)	0	(51)
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	09/19/2048		16,500	317	(232)	85	32	0
Pay(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023	GBP	253,100	162	1,164	1,326	962	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		349,700	8,062	(5,809)	2,253	0	(1,834)
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		37,100	(1,856)	(1,134)	(2,990)	0	(311)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	09/18/2023	JPY	3,020,000	(1,365)	(1)	(1,366)	7	0
Receive(6)	6-Month JPY-LIBOR	1.000	Semi-Annual	09/20/2024		27,860,000	(9,856)	(642)	(10,498)	136	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	93

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month JPY-LIBOR	0.300%	Semi-Annual	03/20/2028	JPY	38,158,600	$558	$(785)	$(227)	$136	$0
Receive(6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		12,550,000	(614)	(351)	(965)	64	0
Receive(6)	6-Month JPY-LIBOR	0.415	Semi-Annual	03/25/2029		1,680,000	(28)	(45)	(73)	8	0
Receive	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		4,295,000	(4,067)	(592)	(4,659)	24	0
Pay	28-Day MXN-TIIE	7.830	Lunar	12/15/2022	MXN	2,350,000	0	2,307	2,307	290	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		807,700	87	773	860	100	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		1,641,500	232	1,571	1,803	203	0
Pay	28-Day MXN-TIIE	7.680	Lunar	12/29/2022		222,400	0	143	143	27	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/03/2023		800,800	0	452	452	97	0
Pay	28-Day MXN-TIIE	7.805	Lunar	02/06/2023		1,684,000	0	1,589	1,589	209	0
Pay	28-Day MXN-TIIE	5.722	Lunar	02/13/2023		18,100	(67)	(3)	(70)	2	0
Pay	28-Day MXN-TIIE	7.615	Lunar	02/27/2023		2,832,800	0	1,421	1,421	347	0
Pay	28-Day MXN-TIIE	7.635	Lunar	02/28/2023		838,600	0	461	461	103	0
Pay	28-Day MXN-TIIE	5.740	Lunar	04/24/2023		499,100	(1,887)	(123)	(2,010)	52	0
Pay	28-Day MXN-TIIE	5.738	Lunar	04/25/2023		1,115,700	(4,227)	(270)	(4,497)	117	0
Pay	28-Day MXN-TIIE	5.925	Lunar	08/04/2023		19,000	(66)	(5)	(71)	2	0
Pay	28-Day MXN-TIIE	5.935	Lunar	08/04/2023		20,000	(69)	(5)	(74)	2	0
Pay	28-Day MXN-TIIE	7.670	Lunar	03/05/2025		1,102,500	(45)	639	594	225	0
Pay	28-Day MXN-TIIE	5.990	Lunar	01/30/2026		260,000	(1,242)	(137)	(1,379)	53	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		165,700	(751)	(84)	(835)	34	0
Pay	28-Day MXN-TIIE	7.380	Lunar	11/04/2026		42,500	(8)	(26)	(34)	9	0
Pay	28-Day MXN-TIIE	7.740	Lunar	02/22/2027		97,600	106	(61)	45	22	0
Pay	28-Day MXN-TIIE	7.730	Lunar	02/25/2027		975,400	1,025	(612)	413	221	0
Pay	28-Day MXN-TIIE	7.350	Lunar	09/30/2027		247,100	(113)	(177)	(290)	54	0
Pay	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		1,000,000	206	1,081	1,287	232	0
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		477,600	(70)	(553)	(623)	0	(110)
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		975,400	(199)	(1,130)	(1,329)	0	(226)
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		470,000	0	(260)	(260)	0	(107)
Pay	28-Day MXN-TIIE	7.860	Lunar	01/17/2028		652,000	0	510	510	150	0
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		1,000,000	(19)	(1,437)	(1,456)	0	(234)
Pay	28-Day MXN-TIIE	6.190	Lunar	01/03/2035		2,069,000	(16,856)	(2,315)	(19,171)	489	0
Receive	UKRPI	3.585	Maturity	10/15/2046	GBP	5,350	216	425	641	0	(49)

							$(23,961)	$(1,287)	$(25,248)	$4,646	$(5,150)

Total Swap Agreements							$118,345	$(12,026)	$106,319	$11,149	$(5,243)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$5	$1,687	$11,149	$12,841	$(880)	$(931)	$(5,243)	$(7,054)

(l)	Securities with an aggregate market value of $355,713 and cash of $19,456 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

94	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2018	PLN	112,386		$33,472	$641	$0
	04/2018		$1,155	JPY	121,700	0	(11)
	05/2018		705	ZAR	8,333	0	(4)
	05/2018	ZAR	147,875		$12,235	0	(196)
BPS	04/2018		$1,030	EUR	831	0	(8)
	05/2018		1,572	MXN	29,023	15	0
CBK	04/2018	GBP	57,764		$81,240	197	0
	05/2018		5,453		7,684	24	0
	05/2018		$1,002	MXN	18,396	5	0
	07/2018		634	PLN	2,162	0	(1)
FBF	04/2018		149,417	EUR	120,644	0	(971)
	05/2018	EUR	120,644		$149,727	974	0
GLM	04/2018		$2,709	EUR	2,194	0	(9)
	04/2018		1,040	GBP	749	11	0
	05/2018	MXN	30,174		$1,638	0	(12)
	05/2018		$1,506	MXN	28,166	34	0
	05/2018		646	ZAR	7,639	0	(4)
HUS	04/2018		86,608	GBP	60,911	0	(1,150)
	04/2018		796	JPY	83,879	0	(8)
	05/2018	GBP	60,911		$86,713	1,150	0
JPM	04/2018		4,783		6,607	0	(104)
	04/2018		$1,233	GBP	887	11	0
MSB	04/2018	EUR	124,969		$154,628	860	0
	04/2018	JPY	83,400		784	0	0
	07/2018	PLN	112,386		33,071	178	0
RBC	04/2018	JPY	962,700		9,163	115	0
	04/2018		$1,742	JPY	184,870	0	(4)
SCX	05/2018		616	EUR	500	1	0
SSB	04/2018	GBP	262		300	2	0
UAG	04/2018		$1,598		1,300	2	0
	04/2018		6,243	JPY	655,651	0	(81)
	05/2018	JPY	655,651		$6,254	82	0
	05/2018		$123	EUR	100	0	0

Total Forward Foreign Currency Contracts						$4,302	$(2,563)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450%	01/29/2019	$	310,500	$737	$602
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	02/18/2020		407,400	2,988	3,389
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.120	04/17/2018		101,300	2,347	49
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.450	06/28/2019		50,000	3,840	5,755
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019		50,700	1,511	1,750
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.510	11/07/2019		125,000	11,250	14,074
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/09/2019		52,600	2,525	3,315
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/11/2019		27,000	1,274	1,706
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	11/27/2018		951,300	2,333	315
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	12/04/2018		268,400	565	94
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.933	08/13/2018		400	42	11
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	02/19/2019		126,500	5,988	2,938
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019		41,800	1,268	1,443

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	95

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
FAR	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690%	08/26/2019	$	96,800	$4,646	$8,233
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.120	04/17/2018		52,500	1,190	26
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	03/08/2019		32,400	2,187	1,065
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	03/18/2019		116,300	5,815	3,134
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.660	08/26/2019		44,900	1,976	3,988
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019		34,800	1,079	1,201
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	12/09/2019		78,200	3,597	5,040
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019		27,000	1,296	1,714
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	12/16/2019		28,500	1,639	597
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160	09/14/2018		77,300	6,768	1,126
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.605	10/17/2018		10,600	957	790
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.160	09/14/2018		90,100	8,131	1,313
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.180	09/17/2018		167,450	15,625	2,295
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.185	09/17/2018		161,800	14,966	2,179
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.540	10/21/2019		150,000	10,800	16,135
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.900	11/07/2019		76,400	7,258	5,027
RBC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	08/26/2019		70,800	3,767	6,022
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.710	08/26/2019		143,200	7,393	11,828

Total Purchased Options								$135,758	$107,154

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850%	05/16/2018	$	30,800	$(28)	$(22)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		110,200	(119)	(128)
	Call - OTC iTraxx Europe 28 5-Year Index	Buy	0.475	05/16/2018	EUR	118,000	(98)	(102)
	Put - OTC iTraxx Europe 28 5-Year Index	Sell	0.750	05/16/2018		118,000	(164)	(61)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	$	55,300	(84)	(64)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		20,300	(35)	(29)
	Call - OTC iTraxx Europe 28 5-Year Index	Buy	0.475	04/18/2018	EUR	212,000	(130)	(83)
	Put - OTC iTraxx Europe 28 5-Year Index	Sell	0.700	04/18/2018		212,000	(373)	(35)
	Call - OTC iTraxx Europe 28 5-Year Index	Buy	0.475	05/16/2018		209,700	(199)	(182)
	Put - OTC iTraxx Europe 28 5-Year Index	Sell	0.750	05/16/2018		209,700	(231)	(108)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.800	06/20/2018		53,000	(102)	(87)
CBK	Put - OTC CDX.IG-29 5-Year Index	Sell	0.700	04/18/2018	$	75,800	(98)	(24)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		27,600	(32)	(32)
DBL	Call - OTC iTraxx Europe 28 5-Year Index	Buy	0.475	04/18/2018	EUR	40,000	(26)	(16)
	Put - OTC iTraxx Europe 28 5-Year Index	Sell	0.700	04/18/2018		40,000	(69)	(7)
DUB	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018	$	55,700	(75)	(29)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		15,000	(25)	(21)
FBF	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018		134,000	(184)	(70)
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	06/20/2018		29,300	(47)	(41)
	Call - OTC iTraxx Europe 28 5-Year Index	Buy	0.475	04/18/2018	EUR	365,800	(338)	(144)
	Put - OTC iTraxx Europe 28 5-Year Index	Sell	0.700	04/18/2018		365,800	(405)	(61)
JPM	Put - OTC CDX.IG-29 5-Year Index	Sell	0.650	04/18/2018	$	75,800	(83)	(41)
	Put - OTC CDX.IG-29 5-Year Index	Sell	0.750	04/18/2018		32,000	(45)	(7)
	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018		84,800	(85)	(45)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		62,300	(81)	(72)
MYC	Put - OTC CDX.IG-29 5-Year Index	Sell	0.750	05/16/2018		83,900	(88)	(57)
	Put - OTC CDX.IG-29 5-Year Index	Sell	0.900	06/20/2018		49,500	(74)	(37)

							$(3,318)	$(1,605)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$21,500	$(178)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	19,600	(253)	0

						$(431)	$0

96	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.100%	06/28/2019	$	255,000	$(4,000)	$(9,305)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019		218,000	(1,546)	(2,850)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	11/07/2019		625,000	(11,269)	(20,481)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019		231,200	(2,525)	(4,307)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/11/2019		119,000	(1,277)	(2,223)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900	04/17/2018		217,500	(2,360)	(442)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.553	01/29/2019		62,100	(737)	(666)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.086	02/18/2020		38,800	(2,988)	(3,643)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180	11/27/2018		67,700	(636)	(194)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/27/2018		66,400	(842)	(203)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	11/27/2018		66,400	(863)	(210)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.173	12/04/2018		56,500	(565)	(165)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900	08/13/2018		1,800	(43)	(8)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	02/19/2019		647,700	(6,625)	(5,030)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019		179,700	(1,268)	(2,349)
FAR	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	08/26/2019		486,000	(4,732)	(11,488)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.970	03/08/2019		141,400	(2,194)	(1,236)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	03/18/2019		581,500	(5,868)	(4,411)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	08/26/2019		225,400	(1,976)	(5,328)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019		149,600	(1,087)	(1,955)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019		343,800	(3,610)	(6,405)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019		118,700	(1,295)	(2,220)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/16/2019		125,600	(1,641)	(555)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900	04/17/2018		112,700	(1,258)	(229)
JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/14/2018		340,900	(6,857)	(1,362)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/17/2018		118,900	(2,316)	(3,121)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/14/2018		397,600	(8,133)	(1,589)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/17/2018		1,449,650	(30,844)	(5,843)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	10/21/2019		750,000	(10,830)	(24,386)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	11/07/2019		382,000	(7,258)	(6,928)
RBC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	08/26/2019		1,076,000	(11,231)	(25,434)

								$(138,674)	$(154,566)

Total Written Options								$(142,423)	$(156,171)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2021	0.587%	$	9,750	$(299)	$427	$128	$0
	Italy Government International Bond	1.000	Quarterly	09/20/2019	0.281		60,400	320	337	657	0
	Italy Government International Bond	1.000	Quarterly	03/20/2020	0.337		29,604	(95)	487	392	0
	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.356		30,950	15	431	446	0
	Spain Government International Bond	1.000	Quarterly	06/20/2019	0.067		37,600	146	296	442	0
	Spain Government International Bond	1.000	Quarterly	12/20/2019	0.108		50,000	216	563	779	0
BPS	China Government International Bond	1.000	Quarterly	09/20/2020	0.295		10,550	(103)	287	184	0
	China Government International Bond	1.000	Quarterly	12/20/2020	0.327		10,000	(190)	372	182	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.587		9,750	(265)	393	128	0
	Indonesia Government International Bond	1.000	Quarterly	12/20/2022	0.928		4,200	(4)	19	15	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.837		81,900	(1,182)	1,741	559	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2018	0.426		33,600	(1,664)	1,720	56	0
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2019	0.690		38,000	(2,101)	2,286	185	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.414		8,600	(353)	216	0	(137)
	Philippines Government International Bond	1.000	Quarterly	12/20/2021	0.521		10,000	9	165	174	0
BRC	Brazil Government International Bond	1.000	Quarterly	03/20/2020	0.746		4,625	(429)	453	24	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.587		31,700	(923)	1,341	418	0
	Italy Government International Bond	1.000	Quarterly	03/20/2020	0.337		14,700	(24)	218	194	0
	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.356		3,600	5	47	52	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.837		350	(5)	7	2	0
	Mexico Government International Bond	1.000	Quarterly	09/20/2022	0.911		9,900	(463)	504	41	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2020	0.840		7,000	(861)	888	27	0
	Spain Government International Bond	1.000	Quarterly	06/20/2019	0.067		50,000	194	393	587	0
CBK	Italy Government International Bond	1.000	Quarterly	03/20/2020	0.337		114,500	163	1,352	1,515	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	97

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Mexico Government International Bond	1.000%	Quarterly	03/20/2019	0.356%	$	15,400	$63	$39	$102	$0
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.837		12,150	(178)	261	83	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.976		24,800	(157)	193	36	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.414		2,900	(116)	70	0	(46)
	Shire Acquisitions Investments Ireland DAC	1.000	Quarterly	12/20/2021	1.116	EUR	18,200	(676)	589	0	(87)
	South Africa Government International Bond	1.000	Quarterly	06/20/2021	0.880	$	1,000	(83)	87	4	0
	Spain Government International Bond	1.000	Quarterly	06/20/2019	0.067		42,650	208	293	501	0
DUB	Italy Government International Bond	1.000	Quarterly	06/20/2019	0.235		134,400	316	986	1,302	0
	Italy Government International Bond	1.000	Quarterly	09/20/2019	0.281		70,100	(284)	1,047	763	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2018	0.317		2,500	4	9	13	0
	Mexico Government International Bond	1.000	Quarterly	03/20/2019	0.356		19,400	(57)	185	128	0
	Spain Government International Bond	1.000	Quarterly	06/20/2019	0.067		44,100	150	368	518	0
GST	China Government International Bond	1.000	Quarterly	06/20/2021	0.376		8,400	(64)	230	166	0
	Italy Government International Bond	1.000	Quarterly	03/20/2020	0.337		55,000	79	649	728	0
	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.356		23,550	0	339	339	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.976		25,800	(154)	191	37	0
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2019	0.690		800	(47)	51	4	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.754		700	(78)	81	3	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	1.064		5,400	(519)	510	0	(9)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.414		11,900	(486)	296	0	(190)
HUS	China Government International Bond	1.000	Quarterly	09/20/2020	0.295		35,900	(104)	729	625	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.587		7,100	(219)	313	94	0
	Italy Government International Bond	1.000	Quarterly	06/20/2019	0.235		123,100	(1,412)	2,604	1,192	0
	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.356		4,000	(4)	62	58	0
	Mexico Government International Bond	1.000	Quarterly	03/20/2019	0.356		16,400	8	101	109	0
	Mexico Government International Bond	1.000	Quarterly	09/20/2020	0.531		10,750	(225)	350	125	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.976		60,000	(391)	477	86	0
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2019	0.599		8,250	(593)	636	43	0
	Spain Government International Bond	1.000	Quarterly	12/20/2019	0.108		43,800	168	514	682	0
JPM	China Government International Bond	1.000	Quarterly	09/20/2020	0.295		8,400	(3)	149	146	0
	China Government International Bond	1.000	Quarterly	06/20/2021	0.376		14,500	(75)	361	286	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.587		13,250	(356)	531	175	0
	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.356		50,000	74	646	720	0
	Mexico Government International Bond	1.000	Quarterly	03/20/2019	0.356		52,300	209	137	346	0
	Spain Government International Bond	1.000	Quarterly	06/20/2019	0.067		4,300	19	32	51	0
MYC	China Government International Bond	1.000	Quarterly	06/20/2021	0.376		12,200	(91)	332	241	0
	Italy Government International Bond	1.000	Quarterly	06/20/2019	0.235		30,100	(254)	545	291	0
	Italy Government International Bond	1.000	Quarterly	09/20/2019	0.281		12,200	(128)	261	133	0
	Italy Government International Bond	1.000	Quarterly	06/20/2020	0.356		40,600	75	510	585	0
	Mexico Government International Bond	1.000	Quarterly	03/20/2019	0.356		8,950	35	24	59	0
	Spain Government International Bond	1.000	Quarterly	06/20/2019	0.067		102,300	479	723	1,202	0
	Spain Government International Bond	1.000	Quarterly	09/20/2019	0.091		24,500	363	(28)	335	0
	Spain Government International Bond	1.000	Quarterly	12/20/2019	0.108		58,000	251	653	904	0
NGF	South Africa Government International Bond	1.000	Quarterly	06/20/2021	0.880		3,100	(256)	269	13	0
UAG	China Government International Bond	1.000	Quarterly	06/20/2021	0.376		5,000	(44)	143	99	0

								$(12,446)	$32,491	$20,514	$(469)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
CBK	MCDX-29 5-Year Index	1.000%	Quarterly	12/20/2022	$64,500	$1,676	$(55)	$1,621	$0
DUB	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	4,400	(437)	(73)	0	(510)
FBF	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	122,400	(6,174)	6,658	484	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,800	(53)	46	0	(7)
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	35,800	(1,903)	2,045	142	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	12,100	(451)	447	0	(4)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	6,200	(1,109)	310	0	(799)
JPS	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	15,300	(811)	(1,433)	0	(2,244)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	22,600	(1,985)	(637)	0	(2,622)
MEI	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	395	(4)	7	3	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	28,400	(1,590)	1,702	112	0
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	3,200	(312)	(59)	0	(371)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	1,300	(160)	(8)	0	(168)

98	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
MYC	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$7,700	$(228)	$196	$0	$(32)
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	3,400	(197)	210	13	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	15,400	(586)	580	0	(6)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	19,500	(1,433)	(1,427)	0	(2,860)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	17,800	(2,052)	(13)	0	(2,065)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	2,000	(321)	17	0	(304)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	12,600	(2,376)	752	0	(1,624)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	4,900	(139)	119	0	(20)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,200	(92)	79	0	(13)

						$(20,737)	$9,463	$2,375	$(13,649)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GLM	Pay	6-Month CLP-CHILIBOR	3.680%	Semi-Annual	11/14/2023	CLP	23,000,000	$0	$(15)	$0	$(15)
	Pay	6-Month CLP-CHILIBOR	3.778	Semi-Annual	11/14/2024		73,072,000	0	(456)	0	(456)

								$0	$(471)	$0	$(471)

Total Swap Agreements								$(33,183)	$41,483	$22,889	$(14,589)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$641	$30,640	$2,844	$34,125	$(211)	$(44,230)	$0	$(44,441)	$(10,316)	$11,162	$846
BPS	15	0	1,483	1,498	(8)	(64)	(137)	(209)	1,289	(1,093)	196
BRC	0	0	1,345	1,345	0	(524)	0	(524)	821	(760)	61
CBK	226	409	3,862	4,497	(1)	(828)	(133)	(962)	3,535	(2,759)	776
DBL	0	0	0	0	0	(23)	0	(23)	(23)	0	(23)
DUB	0	4,392	2,724	7,116	0	(7,437)	(510)	(7,947)	(831)	1,040	209
FAR	0	8,233	0	8,233	0	(11,488)	0	(11,488)	(3,255)	3,459	204
FBF	974	0	484	1,458	(971)	(70)	0	(1,041)	417	(460)	(43)
GLM	45	16,765	0	16,810	(25)	(22,339)	(471)	(22,835)	(6,025)	6,322	297
GST	0	0	1,419	1,419	0	(246)	(1,009)	(1,255)	164	0	164
HUS	1,150	0	3,014	4,164	(1,158)	0	0	(1,158)	3,006	(2,780)	226
JPM	11	1,916	1,724	3,651	(104)	(4,648)	0	(4,752)	(1,101)	1,380	279
JPS	0	0	0	0	0	0	(4,866)	(4,866)	(4,866)	5,166	300
MEI	0	0	115	115	0	0	(539)	(539)	(424)	299	(125)
MSB	1,038	0	0	1,038	0	0	0	0	1,038	0	1,038
MYC	0	26,949	3,763	30,712	0	(38,840)	(6,891)	(45,731)	(15,019)	12,358	(2,661)
NGF	0	0	13	13	0	0	0	0	13	0	13
RBC	115	17,850	0	17,965	(4)	(25,434)	0	(25,438)	(7,473)	7,780	307
SAL	0	0	0	0	0	0	(20)	(20)	(20)	0	(20)
SCX	1	0	0	1	0	0	0	0	1	0	1
SSB	2	0	0	2	0	0	0	0	2	0	2
UAG	84	0	99	183	(81)	0	(13)	(94)	89	0	89

Total Over the Counter	$4,302	$107,154	$22,889	$134,345	$(2,563)	$(156,171)	$(14,589)	$(173,323)

(n)	Securities with an aggregate market value of $53,398 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	99

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$5	$5
Futures	0	0	0	0	1,687	1,687
Swap Agreements	0	6,503	0	0	4,646	11,149

	$0	$6,503	$0	$0	$6,338	$12,841

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,302	$0	$4,302
Purchased Options	0	0	0	0	107,154	107,154
Swap Agreements	0	22,889	0	0	0	22,889

	$0	$22,889	$0	$4,302	$107,154	$134,345

	$0	$29,392	$0	$4,302	$113,492	$147,186

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$880	$880
Futures	0	0	0	0	931	931
Swap Agreements	0	93	0	0	5,150	5,243

	$0	$93	$0	$0	$6,961	$7,054

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,563	$0	$2,563
Written Options	0	1,605	0	0	154,566	156,171
Swap Agreements	0	14,118	0	0	471	14,589

	$0	$15,723	$0	$2,563	$155,037	$173,323

	$0	$15,816	$0	$2,563	$161,998	$180,377

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:
	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$1,665	$1,665
Written Options	0	0	0	0	6,754	6,754
Futures	0	0	0	0	(1,732)	(1,732)
Swap Agreements	0	109,022	0	0	36,420	145,442

	$0	$109,022	$0	$0	$43,107	$152,129

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(30,934)	$0	$(30,934)
Purchased Options	0	0	0	0	(8,280)	(8,280)
Written Options	0	639	0	108	8,725	9,472
Swap Agreements	0	47,705	0	1	(1,606)	46,100

	$0	$48,344	$0	$(30,825)	$(1,161)	$16,358

	$0	$157,366	$0	$(30,825)	$41,946	$168,487

100	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(34)	$(34)
Written Options	0	0	0	0	274	274
Futures	0	0	0	0	15,719	15,719
Swap Agreements	0	(26,215)	0	0	(31,925)	(58,140)

	$0	$(26,215)	$0	$0	$(15,966)	$(42,181)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,840	$0	$2,840
Purchased Options	0	0	0	0	(29,415)	(29,415)
Written Options	0	1,713	0	0	(2,071)	(358)
Swap Agreements	0	(4,758)	0	0	3,467	(1,291)

	$0	$(3,045)	$0	$2,840	$(28,019)	$(28,224)

	$0	$(29,260)	$0	$2,840	$(43,985)	$(70,405)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$321,829	$217,399	$539,228
Corporate Bonds & Notes
Banking & Finance	0	4,571,104	26,028	4,597,132
Industrials	0	7,123,397	7,262	7,130,659
Utilities	0	2,866,961	0	2,866,961
Municipal Bonds & Notes
California	0	476,830	0	476,830
Georgia	0	57,426	0	57,426
Illinois	0	75,275	0	75,275
Indiana	0	2,425	0	2,425
Kentucky	0	465	0	465
Massachusetts	0	4,137	0	4,137
Mississippi	0	4,457	0	4,457
New Jersey	0	22,050	0	22,050
New Mexico	0	6,354	0	6,354
New York	0	167,019	0	167,019
Ohio	0	99,051	0	99,051
Pennsylvania	0	14,947	0	14,947
Texas	0	37,464	0	37,464
U.S. Government Agencies	0	732,726	0	732,726
U.S. Treasury Obligations	0	4,627,356	0	4,627,356
Non-Agency Mortgage-Backed Securities	0	23,423	0	23,423
Asset-Backed Securities	0	124,790	17,942	142,732
Sovereign Issues	0	233,274	0	233,274
Convertible Preferred Securities
Banking & Finance	0	26,078	0	26,078
Preferred Securities
Banking & Finance	10,317	17,695	0	28,012
Utilities	13,911	29,119	0	43,030

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Short-Term Instruments
Repurchase Agreements	$0	$209,045	$0	$209,045
U.S. Treasury Bills	0	15,152	0	15,152

	$24,228	$21,889,849	$268,631	$22,182,708

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$601,071	$0	$0	$601,071

Total Investments	$625,299	$21,889,849	$268,631	$22,783,779

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,687	11,154	0	12,841
Over the counter	0	134,345	0	134,345

	$1,687	$145,499	$0	$147,186

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(948)	(6,106)	0	(7,054)
Over the counter	0	(173,323)	0	(173,323)

	$(948)	$(179,429)	$0	$(180,377)

Total Financial Derivative Instruments	$739	$(33,930)	$0	$(33,191)

Totals	$626,038	$21,855,919	$268,631	$22,750,588

There were no significant transfers among Levels 1 and 2 during the period ended March 31, 2018.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	101

Schedule of Investments PIMCO Long Duration Corporate Bond Portfolio (Cont.)

March 31, 2018

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2018:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases(1)	Net Sales(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2018(2)
Investments in Securities, at Value
Loan Participations and Assignments	$263,076	$44,895	$(78,837)	$(6)	$(11)	$(163)	$0	$(11,555)	$217,399	$(410)
Corporate Bonds & Notes
Banking & Finance	24,069	0	0	0	0	1,959	0	0	26,028	1,959
Industrials	0	0	0	0	0	0	7,262	0	7,262	0
Asset-Backed Securities	21,030	16,992	(3,145)	0	0	112	921	(17,968)	17,942	28

	$308,175	$61,887	$(81,982)	$(6)	$(11)	$1,908	$8,183	$(29,523)	$268,631	$1,577

Financial Derivative Instruments - Liabilities
Over the counter	$(155)	$0	$0	$0	$0	$68	$0	$87	$0	$0

Totals	$308,020	$61,887	$(81,982)	$(6)	$(11)	$1,976	$8,183	$(29,436)	$268,631	$1,577

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$203,905	Proxy Pricing	Base Price	96.750-100.625
	13,494	Third Party Vendor	Broker Quote	100.000
Corporate Bonds & Notes
Banking & Finance	26,028	Reference Instrument	OAS Spread	490.400 bps
Industrials	7,262	Third Party Vendor	Broker Quote	96.822-107.500
Asset-Backed Securities	17,020	Proxy Pricing	Base Price	99.953
	922	Third Party Vendor	Broker Quote	104.500

Total	$268,631

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

102	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Low Duration Portfolio

March 31, 2018

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 114.9%

CORPORATE BONDS & NOTES 32.4%

BANKING & FINANCE 22.6%
ABN AMRO Bank NV
2.450% due 06/04/2020	$490	$483
2.500% due 10/30/2018	1,000	1,001
Air Lease Corp.
2.625% due 09/04/2018	905	904
American Express Credit Corp.
2.674% (US0003M + 0.730%) due 05/26/2020 ~	720	727
American International Group, Inc.
4.875% due 06/01/2022	138	146
American Tower Corp.
3.000% due 06/15/2023	1,700	1,643
ANZ New Zealand International Ltd.
2.250% due 02/01/2019	1,500	1,495
Australia & New Zealand Banking Group Ltd.
2.931% (US0003M + 0.660%) due 09/23/2019 ~	1,600	1,610
Axis Bank Ltd.
3.250% due 05/21/2020	1,000	993
Bank of America Corp.
2.151% due 11/09/2020	1,000	980
2.815% due 03/05/2024 ~	700	697
3.550% due 03/05/2024 •	1,700	1,706
6.875% due 04/25/2018	514	515
Bank of New York Mellon Corp.
2.050% due 05/03/2021	600	584
2.450% due 11/27/2020	140	138
2.500% due 04/15/2021	200	196
2.600% due 08/17/2020	410	407
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.300% due 03/05/2020	900	887
2.350% due 09/08/2019	1,900	1,883
Barclays PLC
3.200% due 08/10/2021	900	890
3.250% due 01/12/2021	3,100	3,083
Bear Stearns Cos. LLC
4.650% due 07/02/2018	1,200	1,206
BPCE S.A.
2.250% due 01/27/2020	1,500	1,480
Capital One Financial Corp.
2.500% due 05/12/2020	1,000	985
Caterpillar Financial Services Corp.
7.050% due 10/01/2018	1,255	1,283
CC Holdings GS LLC
3.849% due 04/15/2023	970	975
Citigroup, Inc.
2.450% due 01/10/2020	700	694
2.500% due 09/26/2018	400	400
2.700% due 03/30/2021	2,000	1,972
2.705% (US0003M + 0.960%) due 04/25/2022 ~	2,000	2,013
3.750% due 06/16/2024	450	453
Citizens Bank N.A.
2.500% due 03/14/2019	400	399
Commonwealth Bank of Australia
1.750% due 11/07/2019	700	687
2.250% due 03/13/2019	3,000	2,989
Credit Suisse AG
3.000% due 10/29/2021	610	604
Credit Suisse Group AG
3.574% due 01/09/2023	1,500	1,492
Credit Suisse Group Funding Guernsey Ltd.
2.750% due 03/26/2020	655	649
3.125% due 12/10/2020	1,400	1,393
3.450% due 04/16/2021	400	400
3.800% due 06/09/2023	900	902
Deutsche Bank AG
2.500% due 02/13/2019	1,900	1,893
3.184% (US0003M + 1.450%) due 01/18/2019 ~	500	504

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.250% due 10/14/2021	$800	$813
Ford Motor Credit Co. LLC
2.551% due 10/05/2018	500	500
2.867% (US0003M + 1.080%) due 08/03/2022 ~	1,900	1,917
3.200% due 01/15/2021	1,600	1,588
4.250% due 09/20/2022	400	406
General Motors Financial Co., Inc.
3.250% due 05/15/2018	718	718
6.750% due 06/01/2018	800	805
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •	5,300	5,190
3.009% (US0003M + 1.170%) due 11/15/2021 ~	2,000	2,025
4.000% due 03/03/2024	1,200	1,216
5.375% due 03/15/2020	500	521
Guardian Life Global Funding
2.000% due 04/26/2021	700	678
Harley-Davidson Financial Services, Inc.
2.400% due 06/15/2020	1,100	1,085
HSBC Bank PLC
4.125% due 08/12/2020	4,900	5,008
HSBC Holdings PLC
3.600% due 05/25/2023	600	600
HSBC USA, Inc.
2.750% due 08/07/2020	1,000	993
ING Groep NV
3.150% due 03/29/2022	800	790
International Lease Finance Corp.
6.250% due 05/15/2019	700	724
Jackson National Life Global Funding
1.875% due 10/15/2018	350	349
2.250% due 04/29/2021	200	195
JPMorgan Chase & Co.
2.295% due 08/15/2021	1,700	1,653
2.400% due 06/07/2021	200	195
2.550% due 10/29/2020	550	543
LeasePlan Corp. NV
2.500% due 05/16/2018	400	400
2.875% due 01/22/2019	600	598
Lloyds Bank PLC
2.000% due 08/17/2018	1,200	1,197
2.700% due 08/17/2020	1,200	1,188
5.800% due 01/13/2020	1,100	1,153
Macquarie Bank Ltd.
2.600% due 06/24/2019	1,000	996
Metropolitan Life Global Funding
2.608% (US0003M + 0.430%) due 12/19/2018 ~	600	601
Mizuho Bank Ltd.
2.400% due 03/26/2020	2,400	2,366
2.450% due 04/16/2019	1,200	1,195
Morgan Stanley
2.633% (US0003M + 0.800%) due 02/14/2020 ~	2,500	2,508
2.925% (US0003M + 1.180%) due 01/20/2022 ~	2,500	2,531
5.500% due 07/28/2021	1,400	1,496
7.300% due 05/13/2019	770	807
National Australia Bank Ltd.
2.250% due 01/10/2020	3,000	2,973
New York Life Global Funding
2.000% due 04/13/2021	1,000	971
Nissan Motor Acceptance Corp.
2.609% (US0003M + 0.520%) due 09/13/2019 ~	400	401
2.650% due 09/26/2018	2,600	2,601
3.150% due 03/15/2021	1,100	1,100
Nordea Bank AB
4.875% due 01/27/2020	800	827
PNC Bank N.A.
2.450% due 11/05/2020	280	276
Pricoa Global Funding
1.900% due 09/21/2018	1,200	1,196

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Principal Life Global Funding
2.150% due 01/10/2020	$3,500	$3,437
Protective Life Global Funding
2.615% due 08/22/2022	2,000	1,941
Qatari Diar Finance Co.
5.000% due 07/21/2020	2,300	2,383
Royal Bank of Scotland Group PLC
3.498% due 05/15/2023 •	1,000	983
Santander Holdings USA, Inc.
3.400% due 01/18/2023	1,700	1,663
Santander UK Group Holdings PLC
2.875% due 10/16/2020	1,600	1,587
3.125% due 01/08/2021	1,000	994
State Bank of India
2.654% (US0003M + 0.950%) due 04/06/2020 ~	1,000	1,001
State Street Corp.
2.785% (US0003M + 0.900%) due 08/18/2020 ~	520	527
Sumitomo Mitsui Banking Corp.
2.050% due 01/18/2019	1,500	1,492
2.450% due 01/16/2020	1,600	1,583
Sumitomo Mitsui Financial Group, Inc.
2.442% due 10/19/2021	900	874
Synchrony Financial
3.017% (US0003M + 1.230%) due 02/03/2020 ~	450	456
Toyota Motor Credit Corp.
2.174% (US0003M + 0.440%) due 10/18/2019 ~	700	703
UBS AG
2.450% due 12/01/2020	2,250	2,211
UBS Group Funding Switzerland AG
2.859% due 08/15/2023 •	1,500	1,451
2.950% due 09/24/2020	710	705
Waha Aerospace BV
3.925% due 07/28/2020	230	232
WEA Finance LLC
3.250% due 10/05/2020	400	401
Wells Fargo & Co.
2.741% (US0003M + 0.930%) due 02/11/2022 ~	600	604
2.851% (US0003M + 1.110%) due 01/24/2023 ~	5,300	5,375
3.365% (US0003M + 1.340%) due 03/04/2021 ~	1,190	1,219

		132,056

INDUSTRIALS 7.8%
Alibaba Group Holding Ltd.
2.500% due 11/28/2019	770	765
America West Airlines Pass-Through Trust
8.057% due 01/02/2022	93	102
American Airlines Pass-Through Trust
3.375% due 11/01/2028	439	431
AP Moller - Maersk A/S
2.550% due 09/22/2019	1,000	995
Aptiv PLC
3.150% due 11/19/2020	400	399
BAT Capital Corp.
2.297% due 08/14/2020	700	687
Baxalta, Inc.
2.875% due 06/23/2020	1,500	1,490
BP AMI Leasing, Inc.
5.523% due 05/08/2019	895	924
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	166	168
CVS Health Corp.
3.125% due 03/09/2020	3,000	3,007
Daimler Finance North America LLC
1.650% due 05/18/2018	1,400	1,398
2.300% due 01/06/2020	1,500	1,482

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	103

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Dell International LLC
5.450% due 06/15/2023	$200	$212
Deutsche Telekom International Finance BV
6.000% due 07/08/2019	2,500	2,599
Dominion Energy Gas Holdings LLC
2.800% due 11/15/2020	350	347
EMD Finance LLC
2.400% due 03/19/2020	200	198
Enbridge, Inc.
2.825% (US0003M + 0.700%) due 06/15/2020 ~	1,200	1,205
Enterprise Products Operating LLC
2.550% due 10/15/2019	110	109
Flex Ltd.
4.625% due 02/15/2020	700	718
GATX Corp.
2.500% due 03/15/2019	800	797
Georgia-Pacific LLC
5.400% due 11/01/2020	500	529
Holcim U.S. Finance SARL & Cie SCS
6.000% due 12/30/2019	2,000	2,097
Hyundai Capital America
2.550% due 02/06/2019	500	499
Imperial Brands Finance PLC
2.950% due 07/21/2020	1,100	1,093
Martin Marietta Materials, Inc.
2.702% due 12/20/2019 ~	2,000	2,004
Norfolk Southern Corp.
5.750% due 04/01/2018	605	605
Northwest Airlines Pass-Through Trust
7.027% due 05/01/2021	240	253
Ooredoo International Finance Ltd.
4.750% due 02/16/2021	1,300	1,340
Petroleos Mexicanos
4.875% due 01/24/2022	200	205
5.500% due 01/21/2021	180	188
Shire Acquisitions Investments Ireland DAC
2.400% due 09/23/2021	500	483
Solvay Finance America LLC
3.400% due 12/03/2020	1,100	1,106
Southern Co.
3.008% (US0003M + 0.700%) due 09/30/2020 ~	1,100	1,106
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	525	523
ST Engineering Financial Ltd.
4.800% due 07/16/2019	6,152	6,308
Sutter Health
1.674% due 08/15/2053	3,130	3,121
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018	700	700
5.134% due 04/27/2020	300	312
5.877% due 07/15/2019	500	519
TransCanada PipeLines Ltd.
6.500% due 08/15/2018	300	304
Volkswagen Group of America Finance LLC
1.650% due 05/22/2018	500	499
2.450% due 11/20/2019	500	495
Woodside Finance Ltd.
8.750% due 03/01/2019	1,000	1,054
Zimmer Biomet Holdings, Inc.
2.928% due 03/19/2021 ~	2,000	2,003

		45,379

UTILITIES 2.0%
AT&T, Inc.
3.200% due 03/01/2022	1,000	995
Consumers Energy Co.
5.650% due 09/15/2018	1,420	1,439
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019	500	514

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~	$2,000	$2,000
Oncor Electric Delivery Co. LLC
2.150% due 06/01/2019	1,000	993
6.800% due 09/01/2018	1,200	1,219
Progress Energy, Inc.
4.400% due 01/15/2021	92	94
Sinopec Group Overseas Development Ltd.
2.250% due 09/13/2020	1,600	1,565
4.375% due 04/10/2024	500	512
Verizon Communications, Inc.
3.125% due 03/16/2022	1,000	992
3.376% due 02/15/2025	1,629	1,603

		11,926

Total Corporate Bonds & Notes (Cost $190,631)		189,361

MUNICIPAL BONDS & NOTES 2.7%

CALIFORNIA 0.9%
California Department of Water Resources State Revenue Notes, Series 2012
1.871% due 12/01/2019	10	10
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	672	671
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	290	318
California State General Obligation Bonds, Series 2017
2.193% due 04/01/2047	900	896
Industry Public Facilities Authority, California Tax Allocation Notes, (AGM Insured), Series 2015
2.789% due 01/01/2019	3,000	3,011
University of California Revenue Notes, Series 2013
2.300% due 05/15/2021	250	248

		5,154

COLORADO 0.1%
University of Colorado Revenue Notes, Series 2015
2.001% due 06/01/2020	485	479

DISTRICT OF COLUMBIA 0.0%
District of Columbia Revenue Bonds, (BABs), Series 2009
4.793% due 12/01/2021	250	267

GEORGIA 0.1%
Cobb-Marietta Coliseum & Exhibit Hall Authority, Georgia Revenue Notes, Series 2015
2.700% due 01/01/2022	340	338

IDAHO 0.2%
Idaho Energy Resources Authority Revenue Notes, Series 2017
2.297% due 09/01/2023	1,200	1,160

MASSACHUSETTS 0.1%
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.423% due 05/01/2029	750	782

MICHIGAN 0.5%
Michigan State Revenue Bonds, (BABs), Series 2009
7.625% due 09/15/2027	3,000	3,076

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 0.5%
New York State Urban Development Corp. Revenue Notes, Series 2017
2.100% due 03/15/2022	$2,210	$2,179
Port Authority of New York & New Jersey Revenue Notes, Series 2014
2.529% due 10/15/2020	520	518

		2,697

SOUTH CAROLINA 0.1%
South Carolina Student Loan Corp. Revenue Bonds, Series 2005
2.146% due 12/01/2023 ~	482	480

WASHINGTON 0.2%
Energy Northwest, Washington Revenue Notes, Series 2012
2.653% due 07/01/2020	770	769
Port of Seattle, Washington Revenue Bonds, Series 2009
7.000% due 05/01/2036	500	524

		1,293

Total Municipal Bonds & Notes (Cost $15,848)		15,726

U.S. GOVERNMENT AGENCIES 24.3%
Fannie Mae
1.250% due 08/23/2019	500	493
2.000% due 01/05/2022	6,200	6,075
2.015% (LIBOR01M + 0.440%) due 12/25/2046 ~	2,551	2,545
2.025% (LIBOR01M + 0.450%) due 10/25/2046 ~	2,508	2,502
2.075% (LIBOR01M + 0.500%) due 01/25/2047 ~	3,042	3,043
2.112% (LIBOR01M + 0.240%) due 06/25/2037 ~	128	127
2.372% (LIBOR01M + 0.500%) due 11/25/2040 ~	378	380
2.375% due 01/19/2023	2,400	2,371
2.382% (LIBOR01M + 0.510%) due 03/25/2041 ~	2,542	2,559
3.195% (US0006M + 1.576%) due 07/01/2034 ~	221	229
3.375% (H15T1Y + 2.221%) due 10/01/2037 ~	226	238
3.980% due 07/01/2021	710	733
5.500% due 04/01/2034 - 04/01/2039	301	329
Fannie Mae, TBA
3.000% due 05/01/2033	16,400	16,354
3.500% due 04/01/2048 - 05/01/2048	23,400	23,413
4.000% due 05/01/2048	16,800	17,204
4.500% due 05/01/2048	3,000	3,135
Federal Home Loan Bank
0.875% due 08/05/2019	750	737
Freddie Mac
1.625% due 09/29/2020	2,100	2,060
1.925% (LIBOR01M + 0.350%) due 10/15/2037 ~	2,684	2,686
2.075% (LIBOR01M + 0.500%) due 07/15/2041 ~	3,068	3,068
3.252% (H15T1Y + 2.232%) due 06/01/2037 ~	279	294
Freddie Mac, TBA
3.500% due 05/14/2048	6,940	6,942
4.000% due 05/14/2048	22,700	23,252
Ginnie Mae
2.032% (US0001M + 0.470%) due 09/20/2065 ~	1,969	1,973
2.035% (US0001M + 0.460%) due 02/20/2067 ~	2,964	2,969

104	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.064% (LIBOR01M + 0.400%) due 11/20/2045 ~	$1,098	$1,096
2.095% (US0001M + 0.520%) due 10/20/2065 ~	2,486	2,500
2.115% (US0001M + 0.540%) due 07/20/2063 ~	1,137	1,141
2.145% (US0001M + 0.570%) due 06/20/2065 ~	1,723	1,728
2.155% (US0001M + 0.580%) due 06/20/2065 ~	1,068	1,071
2.225% (US0001M + 0.650%) due 11/20/2065 ~	2,012	2,019
2.345% (US0001M + 0.770%) due 02/20/2066 ~	1,621	1,631
2.575% (US0001M + 1.000%) due 01/20/2067 ~	2,336	2,391
Tennessee Valley Authority
2.250% due 03/15/2020	2,300	2,296

Total U.S. Government Agencies (Cost $141,349)		141,584

U.S. TREASURY OBLIGATIONS 33.4%
U.S. Treasury Notes
1.000% due 11/30/2018	25,500	25,330
1.000% due 11/15/2019	14,400	14,115
1.125% due 01/31/2019	7,000	6,945
1.250% due 03/31/2019	8,000	7,931
1.375% due 09/30/2019	25,200	24,878
1.500% due 10/31/2019	83,000	82,030
1.500% due 07/15/2020 (d)	4,000	3,926
1.750% due 09/30/2022 (d)	1,700	1,643
1.875% due 07/31/2022	7,900	7,687
2.000% due 10/31/2022	13,500	13,181
2.125% due 12/31/2021	7,400	7,307

Total U.S. Treasury Obligations (Cost $197,030)		194,973

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.1%
Bank 2017
3.279% due 11/15/2054	1,700	1,670
CGGS Commercial Mortgage Trust
2.650% due 02/15/2037 ~	2,000	2,005
Citigroup Commercial Mortgage Trust
3.297% due 10/12/2050	2,000	2,000
Commercial Mortgage Trust
3.244% due 10/10/2029	2,000	1,979
Great Wolf Trust
2.777% due 09/15/2034 ~	1,500	1,503
GS Mortgage Securities Trust
3.801% due 01/10/2047	1,200	1,228
JPMDB Commercial Mortgage Securities Trust
3.242% due 10/15/2050	1,100	1,089
JPMorgan Chase Commercial Mortgage Securities Corp.
2.577% (LIBOR01M + 0.800%) due 06/15/2032 ~	1,500	1,504
JPMorgan Chase Commercial Mortgage Securities Trust
2.627% due 10/15/2032 ~	1,800	1,802
Ladder Capital Commercial Mortgage Mortgage Trust
2.666% due 09/15/2034 ~	1,100	1,102
Motel 6 Trust
2.697% due 08/15/2034 ~	1,086	1,092
Wells Fargo Commercial Mortgage Trust
2.514% due 08/15/2049	1,300	1,247

Total Non-Agency Mortgage-Backed Securities (Cost $18,464)		18,221

ASSET-BACKED SECURITIES 7.8%
Apidos CLO
2.865% (US0003M + 1.120%) due 07/22/2026 ~	600	600
Arbor Realty Collateralized Loan Obligation Ltd.
2.767% due 12/15/2027 ~	2,000	1,997

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Avery Point CLO Ltd.
2.845% (US0003M + 1.100%) due 04/25/2026 ~	$1,000	$1,001
Capital One Multi-Asset Execution Trust
2.227% (LIBOR01M + 0.450%) due 02/15/2022 ~	900	903
Chase Issuance Trust
1.360% due 04/15/2020	260	260
Citibank Credit Card Issuance Trust
2.170% (LIBOR01M + 0.430%) due 09/10/2020 ~	310	311
Denali Capital CLO Ltd.
2.802% due 10/26/2027 ~	1,000	1,002
ECMC Group Student Loan Trust
2.533% due 02/27/2068 ~	2,500	2,502
2.922% (US0001M + 1.050%) due 05/25/2067 ~	1,359	1,366
Emerson Park CLO Ltd.
2.702% (US0003M + 0.980%) due 07/15/2025 ~	462	462
Ford Credit Auto Owner Trust
1.040% due 09/15/2019	296	295
Gallatin CLO Ltd.
2.772% due 07/15/2027 ~	900	902
Hildene CLO Ltd.
2.919% (US0003M + 1.180%) due 07/19/2026 ~	1,000	1,001
Honda Auto Receivables Owner Trust
1.040% due 04/18/2019	246	246
Mercedes-Benz Auto Lease Trust
1.150% due 01/15/2019	126	126
Mountain Hawk CLO Ltd.
2.934% (US0003M + 1.200%) due 04/18/2025 ~	600	601
Navient Student Loan Trust
2.192% (US0001M + 0.320%) due 07/25/2030 ~	33	33
2.358% due 03/25/2067 ~	3,000	3,003
Nelnet Student Loan Trust
2.221% (US0001M + 0.600%) due 03/25/2030 ~	1,110	1,115
2.525% (US0003M + 0.780%) due 07/27/2048 ~	660	667
2.744% (US0003M + 0.800%) due 11/25/2048 ~	333	337
OHA Credit Partners Ltd.
2.755% (US0003M + 1.010%) due 10/20/2025 ~	952	953
Seneca Park CLO Ltd.
2.851% (US0003M + 1.120%) due 07/17/2026 ~	1,000	1,003
SLC Student Loan Trust
1.899% (US0003M + 0.060%) due 05/15/2029 ~	1,417	1,404
1.999% (US0003M + 0.160%) due 05/15/2023 ~	2,242	2,241
2.225% (US0003M + 0.100%) due 09/15/2026 ~	208	208
2.235% (US0003M + 0.110%) due 03/15/2027 ~	382	381
2.819% (US0003M + 0.875%) due 11/25/2042 ~	516	523
SLM Student Loan Trust
1.835% (US0003M + 0.090%) due 01/26/2026 ~	3,750	3,740
1.845% (US0003M + 0.100%) due 01/27/2025 ~	819	819
1.845% (US0003M + 0.100%) due 04/25/2027 ~	469	468
1.855% (US0003M + 0.110%) due 01/27/2025 ~	333	333
1.855% (US0003M + 0.110%) due 10/27/2025 ~	347	347
1.855% (US0003M + 0.110%) due 07/27/2026 ~	24	24

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.865% (US0003M + 0.120%) due 01/25/2027 ~	$534	$533
1.885% (US0003M + 0.140%) due 10/25/2028 ~	3,000	2,988
1.955% (US0003M + 0.210%) due 04/25/2023 ~	47	47
2.295% (US0003M + 0.550%) due 04/27/2026 ~	1,437	1,442
2.595% (LIBOR03M + 0.550%) due 12/15/2027 ~	1,855	1,856
Sound Point CLO Ltd.
2.712% (US0003M + 0.990%) due 07/15/2025 ~	546	547
Sudbury Mill CLO Ltd.
2.881% (US0003M + 1.150%) due 01/17/2026 ~	850	851
Symphony CLO Ltd.
2.752% (US0003M + 1.030%) due 10/15/2025 ~	844	844
Telos CLO Ltd.
3.001% (US0003M + 1.270%) due 01/17/2027 ~	900	901
TICP CLO Ltd.
0.000% due 04/20/2028 ~(a)	1,000	1,001
2.905% (US0003M + 1.160%) due 07/20/2026 ~	1,000	1,001
2.932% (US0003M + 1.180%) due 04/26/2026 ~	800	801
Voya CLO Ltd.
2.465% due 07/25/2026 ~	1,700	1,701

Total Asset-Backed Securities (Cost $45,607)		45,687

SOVEREIGN ISSUES 0.8%
Japan Bank for International Cooperation
2.125% due 06/01/2020	1,100	1,086
2.125% due 07/21/2020	1,600	1,578
Province of Quebec
2.375% due 01/31/2022	1,300	1,276
Qatar Government International Bond
5.250% due 01/20/2020	640	664

Total Sovereign Issues (Cost $4,674)		4,604

SHORT-TERM INSTRUMENTS 10.4%

COMMERCIAL PAPER 2.1%
Bank of Nova Scotia
2.350% due 07/18/2018	6,000	5,958
Toronto-Dominion Bank
2.370% due 07/18/2018	6,200	6,157

		12,115

REPURCHASE AGREEMENTS (b) 8.3%
		48,565

Total Short-Term Instruments (Cost $60,681)		60,680

Total Investments in Securities (Cost $674,284)		670,836

Total Investments 114.9% (Cost $674,284)		$670,836

Financial Derivative Instruments (c)(e) (0.0)% (Cost or Premiums, net $2,375)		(55)

Other Assets and Liabilities, net (14.9)%		(86,735)

Net Assets 100.0%		$584,046

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	105

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	When-issued security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPG	1.930%	03/29/2018	04/02/2018	$11,100	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(11,348)	$11,100	$11,102
	1.950	03/29/2018	04/02/2018	500	Ginnie Mae 3.000% due 12/20/2045	(518)	500	500
DEU	1.900	03/29/2018	04/02/2018	11,600	U.S. Treasury Bonds 2.500% due 02/15/2046	(11,908)	11,600	11,603
FICC	1.250	03/29/2018	04/02/2018	565	U.S. Treasury Notes 2.250% due 01/31/2024	(579)	565	565
GSC	1.880	03/29/2018	04/02/2018	11,600	Freddie Mac 3.500% due 08/01/2042	(11,977)	11,600	11,602
JPS	1.930	03/29/2018	04/02/2018	11,600	U.S. Treasury Notes 1.875% due 01/31/2022	(11,849)	11,600	11,603
TDM	1.910	03/29/2018	04/02/2018	1,600	U.S. Treasury Bonds 3.750% due 11/15/2043	(1,668)	1,600	1,600

Total Repurchase Agreements						$(49,847)	$48,565	$48,575

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BPG	$11,602	$0	$0	$11,602	$(11,866)	$(264)
DEU	11,603	0	0	11,603	(11,908)	(305)
FICC	565	0	0	565	(579)	(14)
GSC	11,602	0	0	11,602	(11,976)	(374)
JPS	11,603	0	0	11,603	(11,849)	(246)
TDM	1,600	0	0	1,600	(1,668)	(68)

Total Borrowings and Other Financing Transactions	$48,575	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(14,039) at a weighted average interest rate of 1.100%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note June Futures	06/2018	728	$154,780	$97	$23	$0
U.S. Treasury 10-Year Note June Futures	06/2018	15	1,817	10	4	0

				$107	$27	$0

106	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note June Futures	06/2018	224	$(25,639)	$(98)	$0	$(25)

Total Futures Contracts				$9	$27	$(25)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	06/20/2021	0.338%	$ 1,300	$30	$(3)	$27	$0	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.418	1,150	27	(3)	24	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.479	450	11	(1)	10	0	0
Kinder Morgan, Inc.	1.000	Quarterly	12/20/2021	0.630	900	19	(7)	12	0	(1)
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.410	800	20	(3)	17	0	0
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.478	300	8	(1)	7	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.582	300	7	(2)	5	0	0
Prudential Financial, Inc.	1.000	Quarterly	06/20/2021	0.344	1,400	34	(5)	29	1	0

						$156	$(25)	$131	$1	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-29 5-Year Index	1.000%	Quarterly	12/20/2022	$10,400	$230	$(33)	$197	$9	$0
CDX.IG-30 5-Year Index	1.000	Quarterly	06/20/2023	8,900	155	(5)	150	9	0

					$385	$(38)	$347	$18	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month USD-LIBOR	1.250%	Semi-Annual	06/15/2018	$	40,600	$(71)	$99	$28	$0	$(5)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	12/21/2018		16,400	(76)	(9)	(85)	0	(4)
Pay(5)	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		49,800	(825)	(24)	(849)	3	0
Receive(5)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		26,100	1,007	(122)	885	0	(15)
Receive(5)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		10,600	584	(61)	523	0	(14)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		15,700	772	437	1,209	0	(24)
Receive(5)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		8,000	446	(42)	404	0	(18)

							$1,837	$278	$2,115	$3	$(80)

Total Swap Agreements							$2,378	$215	$2,593	$22	$(81)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$27	$22	$49	$0	$(25)	$(81)	$(106)

(d)	Securities with an aggregate market value of $2,783 and cash of $1,401 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	107

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
HUS	Mexico Government International Bond	1.000%	Quarterly	12/20/2021	0.748%	$	250	$(3)	$5	$2	$0

Total Swap Agreements								$(3)	$5	$2	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
HUS	$0	$0	$2	$2	$0	$0	$0	$0	$2	$0	$2

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$27	$27
Swap Agreements	0	19	0	0	3	22

	$0	$19	$0	$0	$30	$49

Over the counter
Swap Agreements	$0	$2	$0	$0	$0	$2

	$0	$21	$0	$0	$30	$51

108	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$25	$25
Swap Agreements	0	1	0	0	80	81

	$0	$1	$0	$0	$105	$106

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(672)	$(672)
Swap Agreements	0	254	0	0	637	891

	$0	$254	$0	$0	$(35)	$219

Over the counter
Swap Agreements	$0	$2	$0	$0	$0	$2

	$0	$256	$0	$0	$(35)	$221

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$9	$9
Swap Agreements	0	(170)	0	0	(118)	(288)

	$0	$(170)	$0	$0	$(109)	$(279)

Over the counter
Swap Agreements	$0	$4	$0	$0	$0	$4

	$0	$(166)	$0	$0	$(109)	$(275)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$132,056	$0	$132,056
Industrials	0	45,379	0	45,379
Utilities	0	11,926	0	11,926
Municipal Bonds & Notes
California	0	5,154	0	5,154
Colorado	0	479	0	479
District of Columbia	0	267	0	267
Georgia	0	338	0	338
Idaho	0	1,160	0	1,160
Massachusetts	0	782	0	782
Michigan	0	3,076	0	3,076
New York	0	2,697	0	2,697
South Carolina	0	480	0	480
Washington	0	1,293	0	1,293
U.S. Government Agencies	0	141,584	0	141,584
U.S. Treasury Obligations	0	194,973	0	194,973
Non-Agency Mortgage-Backed Securities	0	18,221	0	18,221
Asset-Backed Securities	0	45,687	0	45,687

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Sovereign Issues	$0	$4,604	$0	$4,604
Short-Term Instruments
Commercial Paper	0	12,115	0	12,115
Repurchase Agreements	0	48,565	0	48,565

Total Investments	$0	$670,836	$0	$670,836

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	27	22	0	49
Over the counter	0	2	0	2

	$27	$24	$0	$51

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(25)	$(81)	$0	$(106)

Total Financial Derivative Instruments	$2	$(57)	$0	$(55)

Totals	$2	$670,779	$0	$670,781

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	109

Schedule of Investments PIMCO Moderate Duration Portfolio

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 140.1%

CORPORATE BONDS & NOTES 35.4%

BANKING & FINANCE 24.6%
AerCap Ireland Capital DAC
4.625% due 10/30/2020	$1,000	$1,030
AIA Group Ltd.
3.125% due 03/13/2023	1,600	1,579
Air Lease Corp.
2.625% due 09/04/2018	1,600	1,598
3.000% due 09/15/2023	300	288
American Express Credit Corp.
2.200% due 03/03/2020	2,700	2,663
2.329% (US0003M + 0.490%) due 08/15/2019 ~	5,200	5,220
2.337% (US0003M + 0.570%) due 10/30/2019 ~	5,000	5,023
2.728% (US0003M + 0.550%) due 03/18/2019 ~	500	501
American Honda Finance Corp.
1.600% due 07/13/2018	2,400	2,398
American Tower Corp.
3.000% due 06/15/2023	5,200	5,026
3.400% due 02/15/2019	500	502
Australia & New Zealand Banking Group Ltd.
2.931% (US0003M + 0.660%) due 09/23/2019 ~	8,100	8,150
Aviation Capital Group LLC
6.750% due 04/06/2021	300	330
Axis Bank Ltd.
3.250% due 05/21/2020	2,200	2,185
Bank of America Corp.
2.250% due 04/21/2020	4,520	4,449
2.815% due 03/05/2024 ~	3,500	3,485
3.300% due 01/11/2023	2,750	2,744
3.419% due 12/20/2028 •	1,003	961
4.000% due 04/01/2024	865	884
4.100% due 07/24/2023	300	310
4.125% due 01/22/2024	7,500	7,723
6.500% due 07/15/2018	1,000	1,011
Bank of New York Mellon Corp.
2.500% due 04/15/2021	200	196
2.755% (US0003M + 0.870%) due 08/17/2020 ~	250	253
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.300% due 03/05/2020	2,500	2,463
2.350% due 09/08/2019	4,900	4,855
Bank One Corp.
7.625% due 10/15/2026	3,000	3,717
Banque Federative du Credit Mutuel S.A.
2.000% due 04/12/2019	200	198
2.200% due 07/20/2020	5,000	4,895
Barclays Bank PLC
10.179% due 06/12/2021	400	470
Barclays PLC
3.200% due 08/10/2021	5,900	5,832
3.250% due 01/12/2021	2,000	1,989
3.650% due 03/16/2025	2,000	1,930
4.375% due 01/12/2026	1,500	1,504
Bear Stearns Cos. LLC
4.650% due 07/02/2018	8,022	8,064
BNP Paribas
2.700% due 08/20/2018	1,000	1,001
BNP Paribas S.A.
3.500% due 11/16/2027	2,000	1,916
5.000% due 01/15/2021	2,750	2,895
BPCE S.A.
4.000% due 04/15/2024	600	608
4.625% due 07/11/2024	350	355
Capital One Financial Corp.
2.500% due 05/12/2020	4,000	3,939
CC Holdings GS LLC
3.849% due 04/15/2023	1,000	1,005
Citigroup, Inc.
1.750% due 05/01/2018	3,300	3,298

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.350% due 08/02/2021	$1,000	$972
2.650% due 10/26/2020	2,870	2,837
2.705% (US0003M + 0.960%) due 04/25/2022 ~	4,000	4,025
3.400% due 05/01/2026	1,500	1,450
3.750% due 06/16/2024	1,300	1,307
4.500% due 01/14/2022	2,350	2,443
Citizens Bank N.A.
2.200% due 05/26/2020	3,200	3,135
2.500% due 03/14/2019	3,350	3,340
Commonwealth Bank of Australia
1.750% due 11/07/2019	6,100	5,991
Cooperatieve Rabobank UA
4.625% due 12/01/2023	2,600	2,712
Corp. Andina de Fomento
8.125% due 06/04/2019	85	90
Credit Suisse AG
3.000% due 10/29/2021	4,000	3,962
3.625% due 09/09/2024	800	798
Credit Suisse Group Funding Guernsey Ltd.
3.450% due 04/16/2021	300	300
3.800% due 06/09/2023	8,400	8,423
4.550% due 04/17/2026	3,000	3,068
Deutsche Bank AG
4.250% due 10/14/2021	5,800	5,895
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	565	581
Duke Realty LP
3.875% due 02/15/2021	1,000	1,017
European Investment Bank
2.000% due 03/15/2021	3,200	3,145
Ford Motor Credit Co. LLC
2.867% (US0003M + 1.080%) due 08/03/2022 ~	3,900	3,934
3.664% due 09/08/2024	1,100	1,062
4.250% due 09/20/2022	1,100	1,118
4.375% due 08/06/2023	1,400	1,421
8.125% due 01/15/2020	2,300	2,491
General Motors Financial Co., Inc.
2.350% due 10/04/2019	1,300	1,289
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •	1,900	1,860
2.908% due 06/05/2023 •	6,500	6,330
3.625% due 01/22/2023	2,300	2,310
3.850% due 07/08/2024	1,100	1,105
4.000% due 03/03/2024	11,600	11,750
5.250% due 07/27/2021	1,250	1,324
5.750% due 01/24/2022	1,600	1,732
Harley-Davidson Financial Services, Inc.
2.400% due 06/15/2020	4,100	4,045
HSBC Bank PLC
4.125% due 08/12/2020	5,000	5,110
HSBC Holdings PLC
3.600% due 05/25/2023	8,900	8,898
4.000% due 03/30/2022	800	820
HSBC USA, Inc.
2.350% due 03/05/2020	4,290	4,235
ING Bank NV
2.625% due 12/05/2022	6,450	6,328
5.800% due 09/25/2023	1,250	1,352
ING Groep NV
3.150% due 03/29/2022	3,200	3,159
3.452% (US0003M + 1.150%) due 03/29/2022 ~	2,000	2,033
International Lease Finance Corp.
8.250% due 12/15/2020	900	1,005
Itau CorpBanca
3.875% due 09/22/2019	900	908
Jackson National Life Global Funding
1.875% due 10/15/2018	1,300	1,295
2.250% due 04/29/2021	500	488
JPMorgan Chase & Co.
2.550% due 10/29/2020	3,800	3,754
2.700% due 05/18/2023	800	772
3.625% due 05/13/2024	700	699

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.900% due 07/15/2025	$4,800	$4,841
4.250% due 10/15/2020	300	309
4.400% due 07/22/2020	2,700	2,783
Kreditanstalt fuer Wiederaufbau
1.500% due 02/06/2019	1,450	1,441
LeasePlan Corp. NV
2.500% due 05/16/2018	2,400	2,399
Lloyds Bank PLC
2.000% due 08/17/2018	6,000	5,987
5.800% due 01/13/2020	3,200	3,353
Lloyds Banking Group PLC
3.100% due 07/06/2021	1,900	1,890
3.574% due 11/07/2028 •	2,000	1,890
MassMutual Global Funding
2.500% due 10/17/2022	800	776
Mitsubishi UFJ Financial Group, Inc.
3.149% (US0003M + 1.060%) due 09/13/2021 ~	3,300	3,350
Mizuho Bank Ltd.
2.400% due 03/26/2020	7,000	6,902
2.450% due 04/16/2019	2,400	2,389
Mizuho Financial Group, Inc.
2.632% due 04/12/2021	200	196
Morgan Stanley
3.700% due 10/23/2024	14,800	14,727
3.750% due 02/25/2023	1,000	1,012
4.000% due 07/23/2025	2,850	2,876
5.500% due 07/24/2020	3,000	3,152
MUFG Americas Holdings Corp.
2.250% due 02/10/2020	500	492
National Australia Bank Ltd.
2.250% due 01/10/2020	1,600	1,586
New York Life Global Funding
2.100% due 01/02/2019	800	796
Nissan Motor Acceptance Corp.
2.000% due 03/08/2019	400	397
2.250% due 01/13/2020	4,000	3,952
2.350% due 03/04/2019	683	682
2.609% (US0003M + 0.520%) due 09/13/2019 ~	1,600	1,605
3.150% due 03/15/2021	4,700	4,701
Nordea Bank AB
4.875% due 01/27/2020	2,400	2,480
Nuveen Finance LLC
2.950% due 11/01/2019	1,500	1,497
PNC Bank N.A.
2.250% due 07/02/2019	1,000	993
2.450% due 11/05/2020	1,000	985
Principal Life Global Funding
2.150% due 01/10/2020	3,500	3,437
Protective Life Global Funding
2.615% due 08/22/2022	5,200	5,046
Qatari Diar Finance Co.
5.000% due 07/21/2020	3,600	3,729
Santander Holdings USA, Inc.
4.500% due 07/17/2025	400	407
Santander UK Group Holdings PLC
2.875% due 08/05/2021	1,800	1,765
3.823% due 11/03/2028 •	2,000	1,908
Santander UK PLC
2.375% due 03/16/2020	3,500	3,452
3.587% (US0003M + 1.480%) due 03/14/2019 ~	1,000	1,011
5.000% due 11/07/2023	2,500	2,590
Simon Property Group LP
3.375% due 10/01/2024	900	889
Societe Generale S.A.
3.034% (US0003M + 1.330%) due 04/08/2021 ~	1,100	1,128
State Bank of India
2.654% (US0003M + 0.950%) due 04/06/2020 ~	3,500	3,505
Sumitomo Mitsui Banking Corp.
1.950% due 07/23/2018	2,000	1,998

110	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.450% due 01/16/2020	$4,700	$4,650
Sumitomo Mitsui Financial Group, Inc.
2.442% due 10/19/2021	6,100	5,926
Toronto-Dominion Bank
2.125% due 04/07/2021	1,500	1,462
2.250% due 03/15/2021	1,200	1,179
Toyota Motor Credit Corp.
1.700% due 01/09/2019	2,000	1,986
2.121% (US0003M + 0.390%) due 01/17/2019 ~	2,500	2,505
2.174% (US0003M + 0.440%) due 10/18/2019 ~	4,300	4,320
UBS AG
2.450% due 12/01/2020	5,000	4,913
UBS Group Funding Switzerland AG
2.859% due 08/15/2023 •	5,180	5,011
2.950% due 09/24/2020	1,500	1,489
3.000% due 04/15/2021	4,600	4,554
Ventas Realty LP
3.100% due 01/15/2023	2,000	1,966
Waha Aerospace BV
3.925% due 07/28/2020	50	51
WEA Finance LLC
3.250% due 10/05/2020	500	501
Wells Fargo & Co.
2.550% due 12/07/2020	330	324
2.741% (US0003M + 0.930%) due 02/11/2022 ~	600	604
3.000% due 02/19/2025	6,000	5,718
3.300% due 09/09/2024	5,000	4,881
3.365% (US0003M + 1.340%) due 03/04/2021 ~	1,000	1,025
3.500% due 03/08/2022	300	301

		412,231

INDUSTRIALS 7.9%
AbbVie, Inc.
2.300% due 05/14/2021	300	293
2.850% due 05/14/2023	200	194
3.200% due 11/06/2022	400	395
Alibaba Group Holding Ltd.
2.800% due 06/06/2023	2,700	2,612
Allergan Funding SCS
3.850% due 06/15/2024	150	148
Altria Group, Inc.
2.850% due 08/09/2022	600	588
American Airlines Pass-Through Trust
3.375% due 11/01/2028	1,876	1,838
5.250% due 07/31/2022	235	244
Amgen, Inc.
1.900% due 05/10/2019	5,000	4,962
2.700% due 05/01/2022	100	98
3.875% due 11/15/2021	150	153
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023	850	851
AP Moller - Maersk A/S
2.550% due 09/22/2019	1,600	1,592
Apple, Inc.
2.850% due 05/06/2021	850	850
Aptiv PLC
3.150% due 11/19/2020	700	699
Baidu, Inc.
2.750% due 06/09/2019	3,500	3,489
BAT Capital Corp.
2.297% due 08/14/2020	2,000	1,962
Baxalta, Inc.
2.875% due 06/23/2020	1,500	1,490
Cigna Corp.
5.125% due 06/15/2020	800	833
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	478	488
4.750% due 07/12/2022	462	473

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CVS Health Corp.
3.125% due 03/09/2020	$8,000	$8,019
CVS Pass-Through Trust
7.507% due 01/10/2032	1,393	1,645
Daimler Finance North America LLC
2.375% due 08/01/2018	4,190	4,188
Dell International LLC
5.450% due 06/15/2023	2,100	2,228
Deutsche Telekom International Finance BV
6.000% due 07/08/2019	2,600	2,703
DXC Technology Co.
2.956% due 03/01/2021 ~	2,350	2,353
El Paso Natural Gas Co. LLC
8.625% due 01/15/2022	1,400	1,636
Enbridge, Inc.
2.108% due 01/10/2020 ~	2,400	2,396
2.825% (US0003M + 0.700%) due 06/15/2020 ~	1,000	1,004
Energy Transfer LP
2.500% due 06/15/2018	200	200
6.700% due 07/01/2018	510	515
Enterprise Products Operating LLC
2.550% due 10/15/2019	200	199
ERAC USA Finance LLC
2.700% due 11/01/2023	1,700	1,634
GATX Corp.
2.500% due 03/15/2019	1,900	1,893
General Electric Co.
2.700% due 10/09/2022	3,741	3,629
Goldcorp, Inc.
3.625% due 06/09/2021	250	252
Kinder Morgan Energy Partners LP
5.800% due 03/01/2021	1,400	1,484
6.850% due 02/15/2020	1,300	1,382
Kraft Heinz Foods Co.
3.500% due 07/15/2022	1,200	1,199
3.950% due 07/15/2025	2,600	2,591
Martin Marietta Materials, Inc.
2.702% due 12/20/2019 ~	2,300	2,304
Mylan, Inc.
2.600% due 06/24/2018	500	500
Northwest Airlines Pass-Through Trust
7.027% due 05/01/2021	836	881
Penske Truck Leasing Co. LP
2.500% due 06/15/2019	1,515	1,508
Philip Morris International, Inc.
3.600% due 11/15/2023	1,000	1,020
QUALCOMM, Inc.
2.600% due 01/30/2023	7,300	7,004
3.000% due 05/20/2022	550	542
Reynolds American, Inc.
4.850% due 09/15/2023	1,000	1,056
6.875% due 05/01/2020	2,300	2,468
Roche Holdings, Inc.
2.875% due 09/29/2021	900	897
Rogers Communications, Inc.
6.800% due 08/15/2018	400	406
Ryder System, Inc.
2.450% due 09/03/2019	2,900	2,879
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023	1,600	1,710
SBA Tower Trust
2.877% due 07/10/2046	3,250	3,217
SES Global Americas Holdings GP
2.500% due 03/25/2019	2,600	2,584
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	2,500	2,459
2.400% due 09/23/2021	700	676
Siemens Financieringsmaatschappij NV
2.900% due 05/27/2022	500	495
Sky PLC
9.500% due 11/15/2018	500	520

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Southern Co.
3.008% (US0003M + 0.700%) due 09/30/2020 ~	$1,900	$1,910
Spectra Energy Partners LP
2.725% (US0003M + 0.700%) due 06/05/2020 ~	6,950	6,999
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	2,975	2,964
Sutter Health
1.674% due 08/15/2053	4,000	3,989
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018	300	300
5.134% due 04/27/2020	5,500	5,715
Tencent Holdings Ltd.
3.375% due 05/02/2019	1,250	1,257
UnitedHealth Group, Inc.
3.350% due 07/15/2022	1,680	1,693
3.875% due 10/15/2020	427	436
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	600	596
2.374% (US0003M + 0.470%) due 05/22/2018 ~	200	200
2.450% due 11/20/2019	559	553
Volkswagen International Finance NV
2.125% due 11/20/2018	1,330	1,326
Zimmer Biomet Holdings, Inc.
2.928% due 03/19/2021 ~	5,100	5,109

		131,575

UTILITIES 2.9%
AT&T, Inc.
2.372% (US0003M + 0.650%) due 01/15/2020 ~	800	803
3.900% due 03/11/2024	200	202
4.100% due 02/15/2028	4,441	4,415
4.300% due 02/15/2030	3,849	3,839
4.450% due 04/01/2024	300	310
BG Energy Capital PLC
4.000% due 12/09/2020	1,000	1,025
BP Capital Markets PLC
2.750% due 05/10/2023	1,300	1,265
CNOOC Finance Ltd.
3.000% due 05/09/2023	3,600	3,465
Electricite de France S.A.
2.150% due 01/22/2019	1,200	1,195
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019	3,500	3,597
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~	5,500	5,500
Oncor Electric Delivery Co. LLC
6.800% due 09/01/2018	100	102
Pacific Gas & Electric Co.
3.250% due 09/15/2021	75	75
3.250% due 06/15/2023	373	367
PECO Energy Co.
2.375% due 09/15/2022	1,000	974
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	130	134
Shell International Finance BV
1.875% due 05/10/2021	1,100	1,064
Sinopec Group Overseas Development Ltd.
2.250% due 09/13/2020	750	734
2.500% due 09/13/2022	7,100	6,771
Verizon Communications, Inc.
3.376% due 02/15/2025	12,559	12,357

		48,194

Total Corporate Bonds & Notes (Cost $600,182)		592,000

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	111

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 3.9%

ARIZONA 0.1%
Arizona Department of Transportation State Highway Fund Revenue Notes, Series 2013
1.631% due 07/01/2018	$1,250	$1,249

CALIFORNIA 1.1%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	2,755	2,751
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	3,065	3,357
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
4.530% due 06/01/2022	1,850	1,965
Los Angeles County, California Redevelopment Refunding Authority Redev Agency Successor Agy Tax Allocation Notes, Series 2016
2.000% due 09/01/2023	400	379
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
5.906% due 07/01/2025	800	834
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	400	438
Municipal Improvement Corp., of Los Angeles, California Revenue Notes, Series 2015
2.846% due 11/01/2019	250	251
Regents of the University of California Medical Center Pooled Revenue Notes, (BABs), Series 2010
5.035% due 05/15/2021	700	749
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	500	739
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
5.500% due 11/01/2025	6,400	7,131

		18,594

CONNECTICUT 0.1%
Connecticut State General Obligation Notes, Series 2012
1.696% due 10/15/2018	1,250	1,246

FLORIDA 0.1%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2016
2.638% due 07/01/2021	1,050	1,044

GEORGIA 0.1%
Cobb-Marietta Coliseum & Exhibit Hall Authority, Georgia Revenue Notes, Series 2015
2.800% due 07/01/2022	1,080	1,076

IDAHO 0.2%
Idaho Energy Resources Authority Revenue Notes, Series 2017
2.447% due 09/01/2024	4,400	4,229

MASSACHUSETTS 0.2%
University of Massachusetts Building Authority Revenue Notes, Series 2014
2.446% due 11/01/2020	2,750	2,731

NEVADA 0.0%
Nevada State General Obligation Notes, Series 2013
1.754% due 02/01/2019	650	647

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 1.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	$500	$685
Metropolitan Transportation Authority, New York Revenue Notes, Series 2014
2.523% due 07/01/2021	1,950	1,954
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
4.525% due 11/01/2022	9,000	9,598
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2010
5.008% due 08/01/2027	900	1,013
New York State Housing Finance Agency Revenue Notes, Series 2009
4.911% due 03/15/2019	500	511
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
5.859% due 12/01/2024	2,500	2,912
Port Authority of New York & New Jersey Revenue Notes, Series 2014
2.529% due 10/15/2020	1,800	1,794

		18,467

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	535	552

OHIO 0.0%
Cincinnati, Ohio Water System Revenue Bonds, (BABs), Series 2009
6.458% due 12/01/2034	100	106

PENNSYLVANIA 0.1%
Pennsylvania Turnpike Commission Revenue Notes, Series 2014
2.323% due 12/01/2020	1,000	994
2.609% due 12/01/2021	1,000	999

		1,993

SOUTH CAROLINA 0.1%
South Carolina Student Loan Corp. Revenue Bonds, Series 2005
2.146% due 12/01/2023 ~	1,818	1,811

TEXAS 0.3%
Harris County, Texas Metropolitan Transit Authority Revenue Bonds, (BABs), Series 2009
6.875% due 11/01/2038	2,000	2,131
Texas Transportation Commission Revenue Bonds, Series 2010
5.028% due 04/01/2026	2,205	2,483

		4,614

UTAH 0.2%
Utah Municipal Power Agency Revenue Bonds, Series 2016
3.237% due 07/01/2028	2,000	1,940
Utah State General Obligation Bonds, (BABs), Series 2009
4.554% due 07/01/2024	715	760
Utah State General Obligation Bonds, (BABs), Series 2010
3.539% due 07/01/2025	500	512

		3,212

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WASHINGTON 0.2%
Energy Northwest, Washington Revenue Notes, Series 2012
2.197% due 07/01/2019	$1,260	$1,257
Port of Seattle, Washington Revenue Bonds, Series 2009
7.000% due 05/01/2036	2,000	2,095

		3,352

WISCONSIN 0.0%
Wisconsin State Revenue Notes, Series 2016
1.899% due 05/01/2022	400	385

Total Municipal Bonds & Notes (Cost $66,279)		65,308

U.S. GOVERNMENT AGENCIES 55.7%
Fannie Mae
1.975% (LIBOR01M + 0.400%) due 11/25/2046 ~	1,763	1,764
1.995% (LIBOR01M + 0.420%) due 11/25/2046 - 12/25/2056 ~	13,516	13,538
2.015% (LIBOR01M + 0.440%) due 12/25/2046 ~	11,162	11,134
2.021% (LIBOR01M + 0.400%) due 03/25/2036 ~	1,492	1,493
2.025% (LIBOR01M + 0.450%) due 07/25/2046 - 10/25/2046 ~	12,987	12,960
2.075% (LIBOR01M + 0.500%) due 01/25/2047 ~	12,167	12,171
2.112% (LIBOR01M + 0.240%) due 06/25/2037 ~	453	451
2.122% (LIBOR01M + 0.250%) due 11/25/2045 ~	1,171	1,172
2.172% (LIBOR01M + 0.300%) due 12/25/2045 ~	732	733
2.222% (LIBOR01M + 0.350%) due 03/25/2035 - 03/25/2046 ~	1,350	1,351
2.372% (LIBOR01M + 0.500%) due 11/25/2040 ~	1,349	1,357
2.442% (LIBOR01M + 0.570%) due 06/25/2041 ~	469	474
2.552% (LIBOR01M + 0.680%) due 02/25/2041 ~	392	399
2.592% (LIBOR01M + 0.720%) due 07/25/2040 ~	2,648	2,693
2.602% (LIBOR01M + 0.730%) due 06/25/2040 ~	1,102	1,118
2.622% (LIBOR01M + 0.750%) due 05/25/2040 ~	449	460
2.654% due 05/25/2027	4,844	4,764
3.000% due 04/01/2043	1,212	1,192
3.195% (US0006M + 1.576%) due 07/01/2034 ~	631	653
3.375% (H15T1Y + 2.221%) due 10/01/2037 ~	678	715
3.500% due 03/01/2024 - 08/01/2045	12,455	12,613
3.820% due 09/01/2021	1,870	1,927
3.980% due 07/01/2021	2,500	2,581
5.000% due 04/01/2023 - 11/01/2044	7,416	7,964
5.500% due 04/01/2023 - 02/01/2042	3,000	3,282
Fannie Mae, TBA
3.000% due 05/01/2033	84,500	84,262
3.500% due 04/01/2048 - 06/01/2048	167,000	167,026
4.000% due 05/01/2048 - 06/01/2048	44,500	45,563
4.500% due 05/01/2048	16,000	16,721
Freddie Mac
1.625% due 09/29/2020	7,700	7,553
1.925% (LIBOR01M + 0.350%) due 10/15/2037 ~	13,592	13,602
2.015% (LIBOR01M + 0.440%) due 07/15/2040 ~	9,080	9,068

112	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.075% (LIBOR01M + 0.500%) due 07/15/2041 - 03/15/2042 ~	$21,820	$21,818
2.077% (LIBOR01M + 0.300%) due 09/15/2035 ~	29	29
2.177% (LIBOR01M + 0.400%) due 02/15/2041 ~	530	533
2.227% (LIBOR01M + 0.450%) due 04/15/2041 ~	155	156
2.247% (LIBOR01M + 0.470%) due 11/15/2036 ~	152	152
2.327% (LIBOR01M + 0.550%) due 04/15/2041 ~	1,332	1,345
2.864% due 10/25/2026	3,353	3,345
3.026% due 04/25/2027	1,987	1,982
3.065% due 08/25/2022	6,000	6,047
3.303% due 11/25/2027 ~	4,000	4,027
3.500% due 06/01/2044 - 03/01/2046	4,848	4,867
Freddie Mac, TBA
3.000% due 04/12/2048	68,000	66,248
3.500% due 04/12/2048 - 05/14/2048	160,000	160,258
4.000% due 05/14/2048	137,000	140,333
Ginnie Mae
1.965% (US0001M + 0.390%) due 10/20/2066 ~	485	486
2.025% (US0001M + 0.450%) due 08/20/2066 ~	387	387
2.032% (US0001M + 0.470%) due 09/20/2065 ~	7,875	7,892
2.064% (LIBOR01M + 0.400%) due 12/20/2045 ~	1,244	1,242
2.115% (US0001M + 0.540%) due 07/20/2063 ~	4,334	4,349
2.145% (US0001M + 0.570%) due 06/20/2065 ~	7,066	7,083
2.225% (US0001M + 0.650%) due 11/20/2065 - 06/20/2066 ~	18,272	18,352
2.255% (US0001M + 0.680%) due 08/20/2061 - 03/20/2062 ~	310	311
2.305% (US0001M + 0.730%) due 09/20/2063 ~	465	469
2.325% (US0001M + 0.750%) due 10/20/2063 - 09/20/2065 ~	751	760
2.345% (US0001M + 0.770%) due 02/20/2066 ~	5,067	5,097
2.495% (US0001M + 0.920%) due 07/20/2065 ~	407	414
2.525% (US0001M + 0.950%) due 12/20/2066 ~	8,355	8,523
2.575% (US0001M + 1.000%) due 01/20/2067 ~	8,785	8,989
3.500% due 09/20/2045	7,174	7,253
Tennessee Valley Authority
2.250% due 03/15/2020	6,000	5,990

Total U.S. Government Agencies (Cost $929,254)		931,491

U.S. TREASURY OBLIGATIONS 14.9%
U.S. Treasury Notes
1.500% due 10/31/2019	70,000	69,182
1.750% due 04/30/2022 (f)	3,400	3,300
1.875% due 08/31/2022 (f)	4,500	4,376
1.875% due 08/31/2024	9,100	8,678
2.000% due 12/31/2021 (f)	21,300	20,921
2.000% due 10/31/2022	70,000	68,348
2.000% due 04/30/2024	23,700	22,827
2.125% due 03/31/2024	1,000	971
2.250% due 10/31/2024	9,150	8,912
2.250% due 02/15/2027	20,000	19,212
2.375% due 05/15/2027	12,600	12,218
2.500% due 01/31/2025	10,300	10,180

Total U.S. Treasury Obligations (Cost $254,106)		249,125

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 5.5%
Bank 2017
3.279% due 11/15/2054	$5,300	$5,205
CD Mortgage Trust
3.317% due 05/10/2050	3,000	3,010
CGGS Commercial Mortgage Trust
2.650% due 02/15/2037 ~	5,000	5,013
Citigroup Commercial Mortgage Trust
3.024% due 09/10/2045	4,000	3,990
3.962% due 03/10/2051	4,800	4,982
Commercial Mortgage Trust
3.317% due 09/10/2050	3,100	3,098
3.796% due 08/10/2047	3,250	3,339
Great Wolf Trust
2.777% due 09/15/2034 ~	5,000	5,010
GS Mortgage Securities Corp.
3.419% due 10/10/2032	5,000	5,023
GS Mortgage Securities Trust
3.801% due 01/10/2047	3,800	3,890
3.871% due 07/10/2046 ~	7,000	7,208
JPMBB Commercial Mortgage Securities Trust
3.562% due 12/15/2048	1,500	1,521
3.639% due 11/15/2047	3,000	3,048
JPMDB Commercial Mortgage Securities Trust
2.994% due 12/15/2049	300	294
3.242% due 10/15/2050	3,900	3,861
JPMorgan Chase Commercial Mortgage Securities Corp.
2.577% (LIBOR01M + 0.800%) due 06/15/2032 ~	3,000	3,008
JPMorgan Chase Commercial Mortgage Securities Trust
2.627% due 10/15/2032 ~	5,900	5,907
Ladder Capital Commercial Mortgage Mortgage Trust
2.666% due 09/15/2034 ~	4,150	4,156
Motel 6 Trust
2.697% due 08/15/2034 ~	3,951	3,969
UBS Commercial Mortgage Trust
3.366% due 10/15/2050	2,700	2,717
3.504% due 12/15/2050	8,400	8,489
Wells Fargo Commercial Mortgage Trust
2.788% due 07/15/2048	250	243
2.991% due 02/15/2048	250	248
3.306% due 05/15/2048	250	252
3.395% due 10/15/2050	3,400	3,392
3.461% due 07/15/2058	1,000	1,012

Total Non-Agency Mortgage-Backed Securities (Cost $93,429)		91,885

ASSET-BACKED SECURITIES 11.0%
Ally Auto Receivables Trust
1.380% due 10/15/2019	4,052	4,044
Apidos CLO
2.865% (US0003M + 1.120%) due 07/22/2026 ~	2,200	2,202
Arbor Realty Collateralized Loan Obligation Ltd.
2.767% due 12/15/2027 ~	6,800	6,788
Avery Point CLO Ltd.
2.845% (US0003M + 1.100%) due 04/25/2026 ~	3,400	3,403
BMW Vehicle Lease Trust
1.640% due 07/22/2019	4,964	4,951
Capital One Multi-Asset Execution Trust
2.227% (LIBOR01M + 0.450%) due 02/15/2022 ~	2,500	2,508
Chase Issuance Trust
1.360% due 04/15/2020	1,200	1,200
1.840% due 04/15/2022	1,700	1,672
Citibank Credit Card Issuance Trust
2.170% (LIBOR01M + 0.430%) due 09/10/2020 ~	1,550	1,553
Denali Capital CLO Ltd.
2.802% due 10/26/2027 ~	3,800	3,809

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ECMC Group Student Loan Trust
2.533% due 02/27/2068 ~	$7,200	$7,206
2.922% (US0001M + 1.050%) due 05/25/2067 ~	5,164	5,192
Emerson Park CLO Ltd.
2.702% (US0003M + 0.980%) due 07/15/2025 ~	1,847	1,848
Figueroa CLO Ltd.
3.452% (US0003M + 1.250%) due 06/20/2027 ~	6,600	6,609
Ford Credit Auto Lease Trust
1.917% (US0001M + 0.140%) due 11/15/2019 ~	4,252	4,253
Ford Credit Auto Owner Trust
1.040% due 09/15/2019	1,775	1,770
Gallatin CLO Ltd.
2.772% due 07/15/2027 ~	3,500	3,509
Hildene CLO Ltd.
2.919% (US0003M + 1.180%) due 07/19/2026 ~	3,400	3,403
Honda Auto Receivables Owner Trust
1.040% due 04/18/2019	1,479	1,476
Mercedes-Benz Auto Lease Trust
1.150% due 01/15/2019	754	754
2.200% due 04/15/2020	3,900	3,890
Mountain Hawk CLO Ltd.
2.934% (US0003M + 1.200%) due 04/18/2025 ~	2,200	2,202
Navient Student Loan Trust
2.172% (US0001M + 0.300%) due 07/26/2066 ~	2,004	2,005
2.192% (US0001M + 0.320%) due 07/25/2030 ~	159	159
2.272% (US0001M + 0.400%) due 07/26/2066 ~	2,031	2,032
2.358% due 03/25/2067 ~	8,000	8,007
2.672% due 07/26/2066 ~	5,477	5,520
Nelnet Student Loan Trust
2.030% (US0003M + 0.110%) due 08/23/2027 ~	7,285	7,270
2.221% (US0001M + 0.600%) due 03/25/2030 ~	4,122	4,142
2.525% (US0003M + 0.780%) due 07/27/2048 ~	2,483	2,509
2.744% (US0003M + 0.800%) due 11/25/2048 ~	1,249	1,264
OHA Credit Partners Ltd.
2.755% (US0003M + 1.010%) due 10/20/2025 ~	3,238	3,240
Seneca Park CLO Ltd.
2.851% (US0003M + 1.120%) due 07/17/2026 ~	3,400	3,409
SLC Student Loan Trust
1.899% (US0003M + 0.060%) due 05/15/2029 ~	4,747	4,704
2.225% (US0003M + 0.100%) due 09/15/2026 ~	918	917
2.235% (US0003M + 0.110%) due 03/15/2027 ~	1,452	1,446
2.819% (US0003M + 0.875%) due 11/25/2042 ~	1,580	1,600
SLM Student Loan Trust
1.845% (US0003M + 0.100%) due 04/25/2027 ~	1,782	1,779
1.855% (US0003M + 0.110%) due 10/27/2025 ~	1,346	1,346
1.855% (US0003M + 0.110%) due 07/27/2026 ~	117	117
1.855% (US0003M + 0.110%) due 01/25/2027 ~	1,196	1,195
1.865% (US0003M + 0.120%) due 01/25/2027 ~	1,960	1,955
1.885% (US0003M + 0.140%) due 10/25/2028 ~	9,100	9,064
1.955% (US0003M + 0.210%) due 04/25/2023 ~	272	272

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	113

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.295% (US0003M + 0.550%) due 04/27/2026 ~	$5,628	$5,648
2.295% (US0003M + 0.550%) due 01/25/2028 ~	8,456	8,491
2.595% (LIBOR03M + 0.550%) due 12/15/2027 ~	6,185	6,188
Sound Point CLO Ltd.
2.712% (US0003M + 0.990%) due 07/15/2025 ~	2,004	2,005
Sudbury Mill CLO Ltd.
2.881% (US0003M + 1.150%) due 01/17/2026 ~	3,150	3,153
Symphony CLO Ltd.
2.752% (US0003M + 1.030%) due 10/15/2025 ~	3,127	3,129
Telos CLO Ltd.
3.001% (US0003M + 1.270%) due 01/17/2027 ~	3,100	3,103
TICP CLO Ltd.
0.000% due 04/20/2028 ~(a)	3,400	3,402
2.905% (US0003M + 1.160%) due 07/20/2026 ~	3,400	3,403
2.932% (US0003M + 1.180%) due 04/26/2026 ~	2,600	2,602
Voya CLO Ltd.
2.465% due 07/25/2026 ~	4,800	4,803

Total Asset-Backed Securities (Cost $183,828)		184,121

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.4%
Japan Bank for International Cooperation
2.125% due 06/01/2020	$2,800	$2,764
Province of Quebec
2.375% due 01/31/2022	4,700	4,614

Total Sovereign Issues (Cost $7,495)		7,378

SHORT-TERM INSTRUMENTS 13.3%

COMMERCIAL PAPER 0.9%
Bank of Nova Scotia
2.350% due 07/18/2018	8,000	7,944
Toronto-Dominion Bank
2.370% due 07/18/2018	7,500	7,448

		15,392

REPURCHASE AGREEMENTS (d) 12.0%
		200,201

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.4%
1.432% due 04/19/2018 - 04/26/2018 (b)(c)(f)	$6,495	$6,490

Total Short-Term Instruments (Cost $222,086)		222,083

Total Investments in Securities (Cost $2,356,659)		2,343,391

Total Investments 140.1% (Cost $2,356,659)		$2,343,391

Financial Derivative Instruments (e)(g) 0.0% (Cost or Premiums, net $5,056)		99

Other Assets and Liabilities, net (40.1)%		(670,988)

Net Assets 100.0%		$1,672,502

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPG	1.930%	03/29/2018	04/02/2018	$5,800	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(5,930)	$5,800	$5,802
	1.950	03/29/2018	04/02/2018	19,400	Ginnie Mae 3.000% due 12/20/2045	(20,107)	19,400	19,404
BSN	1.900	03/29/2018	04/02/2018	33,400	U.S. Treasury Notes 3.750% due 11/15/2018	(34,111)	33,400	33,407
DEU	1.900	03/29/2018	04/02/2018	32,800	U.S. Treasury Bonds 2.500% due 02/15/2046	(33,671)	32,800	32,807
FICC	1.250	03/29/2018	04/02/2018	401	U.S. Treasury Notes 2.250% due 01/31/2024	(412)	401	401
JPS	1.930	03/29/2018	04/02/2018	33,400	U.S. Treasury Notes 1.875% due 01/31/2022	(34,115)	33,400	33,407
MBC	1.920	03/29/2018	04/05/2018	75,000	U.S. Treasury Bonds 2.500% - 2.875% due 05/15/2043 - 05/15/2046	(49,660)	75,000	75,016
					U.S. Treasury Notes 1.500% - 3.500% due 05/15/2020 - 08/15/2026	(27,844)

Total Repurchase Agreements						$(205,850)	$200,201	$200,244

114	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BPG	$25,206	$0	$0	$25,206	$(26,037)	$(831)
BSN	33,407	0	0	33,407	(34,111)	(704)
DEU	32,807	0	0	32,807	(33,671)	(864)
FICC	401	0	0	401	(412)	(11)
JPS	33,407	0	0	33,407	(34,115)	(708)
MBC	75,016	0	0	75,016	(77,504)	(2,488)

Total Borrowings and Other Financing Transactions	$200,244	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 5-Year Note June Futures	06/2018	766	$	87,677	$368	$84	$0
U.S. Treasury 10-Year Note June Futures	06/2018	756		91,582	654	177	0

					$1,022	$261	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	61	$	(9,789)	$(321)	$0	$(71)

Total Futures Contracts					$701	$261	$(71)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	06/20/2021	0.338%	$	650	$15	$(1)	$14	$0	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.418		8,400	189	(12)	177	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.479		3,200	70	(2)	68	1	0
Exelon Generation Co. LLC	1.000	Quarterly	12/20/2021	0.635		4,600	10	51	61	0	(3)
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.582		100	2	0	2	0	0
Prudential Financial, Inc.	1.000	Quarterly	06/20/2021	0.344		1,300	30	(3)	27	1	0

							$316	$33	$349	$2	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-29 5-Year Index	1.000%	Quarterly	12/20/2022	$	17,500	$387	$(56)	$331	$15	$0
CDX.IG-30 5-Year Index	1.000	Quarterly	06/20/2023		15,000	262	(9)	253	15	0

						$649	$(65)	$584	$30	$0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	115

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(5)	3-Month USD-LIBOR	1.750%	Semi-Annual	06/20/2020	$	93,800	$(1,687)	$86	$(1,601)	$6	$0
Receive(5)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		43,200	1,667	(202)	1,465	0	(25)
Receive(5)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		59,400	3,332	(401)	2,931	0	(79)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		16,800	777	517	1,294	0	(26)

							$4,089	$0	$4,089	$6	$(130)

Total Swap Agreements							$5,054	$(32)	$5,022	$38	$(133)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$261	$38	$299	$0	$(71)	$(133)	$(204)

(f)	Securities with an aggregate market value of $10,147 and cash of $2,423 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
GST	Mexico Government International Bond	1.000%	Quarterly	06/20/2019	0.382%	$100	$1	$0	$1	$0
JPM	China Government International Bond	1.000	Quarterly	12/20/2019	0.216	200	1	2	3	0

							$2	$2	$4	$0

Total Swap Agreements							$2	$2	$4	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
GST	$0	$0	$1	$1	$0	$0	$0	$0	$1	$0	$1
JPM	0	0	3	3	0	0	0	0	3	0	3

Total Over the Counter	$0	$0	$4	$4	$0	$0	$0	$0

116	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$261	$261
Swap Agreements	0	32	0	0	6	38

	$0	$32	$0	$0	$267	$299

Over the counter
Swap Agreements	$0	$4	$0	$0	$0	$4

	$0	$36	$0	$0	$267	$303

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$71	$71
Swap Agreements	0	3	0	0	130	133

	$0	$3	$0	$0	$201	$204

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(3,818)	$(3,818)
Swap Agreements	0	640	0	0	406	1,046

	$0	$640	$0	$0	$(3,412)	$(2,772)

Over the counter
Swap Agreements	$0	$3	$0	$0	$0	$3

	$0	$643	$0	$0	$(3,412)	$(2,769)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$312	$312
Swap Agreements	0	(305)	0	0	331	26

	$0	$(305)	$0	$0	$643	$338

Over the counter
Swap Agreements	$0	$(2)	$0	$0	$0	$(2)

	$0	$(307)	$0	$0	$643	$336

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	117

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)

March 31, 2018

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$412,231	$0	$412,231
Industrials	0	131,575	0	131,575
Utilities	0	48,194	0	48,194
Municipal Bonds & Notes
Arizona	0	1,249	0	1,249
California	0	18,594	0	18,594
Connecticut	0	1,246	0	1,246
Florida	0	1,044	0	1,044
Georgia	0	1,076	0	1,076
Idaho	0	4,229	0	4,229
Massachusetts	0	2,731	0	2,731
Nevada	0	647	0	647
New York	0	18,467	0	18,467
North Carolina	0	552	0	552
Ohio	0	106	0	106
Pennsylvania	0	1,993	0	1,993
South Carolina	0	1,811	0	1,811
Texas	0	4,614	0	4,614
Utah	0	3,212	0	3,212
Washington	0	3,352	0	3,352
Wisconsin	0	385	0	385
U.S. Government Agencies	0	931,491	0	931,491
U.S. Treasury Obligations	0	249,125	0	249,125

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Non-Agency Mortgage-Backed Securities	0	91,885	0	91,885
Asset-Backed Securities	$0	$184,121	$0	$184,121
Sovereign Issues	0	7,378	0	7,378
Short-Term Instruments
Commercial Paper	0	15,392	0	15,392
Repurchase Agreements	0	200,201	0	200,201
U.S. Treasury Bills	0	6,490	0	6,490

Total Investments	$0	$2,343,391	$0	$2,343,391

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	261	38	0	299
Over the counter	0	4	0	4

	$261	$42	$0	$303

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(71)	$(133)	$0	$(204)

Total Financial Derivative Instruments	$190	$(91)	$0	$99

Totals	$190	$2,343,300	$0	$2,343,490

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

118	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Mortgage Portfolio

March 31, 2018

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 240.6%

CORPORATE BONDS & NOTES 0.1%

BANKING & FINANCE 0.0%
Ambac Assurance Corp.
5.100% due 06/07/2020	$38	$50
Ambac LSNI LLC
6.811% due 02/12/2023 ~	181	183

		233

INDUSTRIALS 0.1%
CVS Pass-Through Trust
6.036% due 12/10/2028	1,292	1,396

Total Corporate Bonds & Notes (Cost $1,522)		1,629

MUNICIPAL BONDS & NOTES 0.1%

TEXAS 0.1%
Ennis Economic Development Corp., Texas Revenue Bonds, (NPFGC Insured), Series 1999
0.000% due 08/01/2034 (d)	7,990	2,711

Total Municipal Bonds & Notes (Cost $4,393)		2,711

U.S. GOVERNMENT AGENCIES 211.1%
Fannie Mae
0.000% due 08/25/2022 (d)	2	2
1.240% due 10/25/2046 ~(a)	954	39
1.352% due 07/25/2044 ~(a)	1,967	83
1.388% due 04/25/2046 ~(a)	1,921	82
1.428% due 07/25/2052 ~(a)	1,847	82
1.432% due 07/25/2045 ~(a)	9,117	535
1.453% due 10/25/2045 ~(a)	2,668	135
1.458% due 04/25/2055 ~(a)	3,167	156
1.489% due 07/25/2044 ~(a)	2,684	125
1.568% due 03/25/2045 ~(a)	1,960	83
1.573% due 01/25/2045 ~(a)	2,390	97
1.578% due 08/25/2054 ~(a)	3,603	187
1.653% due 08/25/2055 ~(a)	1,950	107
1.681% (LIBOR01M + 0.060%) due 12/25/2036 ~	2,741	2,710
1.694% due 08/25/2044 ~(a)	2,232	109
1.841% (LIBOR01M + 0.220%) due 07/25/2032 ~	205	198
1.910% (COF 11 + 1.250%) due 05/01/2019 ~	9	9
1.932% (LIBOR01M + 0.060%) due 07/25/2037 ~	1,066	1,049
1.996% (COF 11 + 1.250%) due 10/01/2023 ~	8	8
2.000% due 11/01/2026 - 09/01/2031	1,315	1,265
2.003% (COF 11 + 1.250%) due 11/01/2019 - 10/01/2031 ~	24	23
2.092% (LIBOR01M + 0.220%) due 09/26/2033 ~	22	22
2.107% (- 0.833*LIBOR01M + 3.667%) due 10/25/2042 ~	2,264	1,727
2.132% (US0001M + 0.260%) due 06/25/2032 ~	2	2
2.172% (LIBOR01M + 0.300%) due 12/25/2028 ~	6	6
2.177% due 01/25/2022 ~(a)	21,001	933
2.208% (LIBOR01M + 0.400%) due 04/18/2028 - 12/18/2032 ~	40	40
2.232% (US0001M + 0.360%) due 02/25/2033 ~	20	19
2.258% (LIBOR01M + 0.450%) due 10/18/2030 ~	22	22
2.272% (LIBOR01M + 0.400%) due 06/25/2029 - 04/25/2032 ~	104	105
2.308% (LIBOR01M + 0.500%) due 09/18/2027 ~	43	43
2.338% (COF 11 + 1.250%) due 07/01/2027 ~	3	3
2.372% (LIBOR01M + 0.500%) due 06/25/2030 ~	100	101

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.401% (12MTA + 1.200%) due 08/01/2042 - 10/01/2044 ~	$2,135	$2,171
2.522% (LIBOR01M + 0.650%) due 06/25/2022 - 09/25/2023 ~	20	20
2.601% (12MTA + 1.400%) due 10/01/2030 - 12/01/2040 ~	265	265
2.675% (H15T1Y + 1.386%) due 03/01/2035 ~	156	165
2.770% (H15T1Y + 1.520%) due 07/01/2030 ~	18	18
2.772% (LIBOR01M + 0.900%) due 04/25/2032 - 04/25/2037 ~	5,000	5,126
2.873% (H15T3Y + 1.870%) due 02/01/2026 ~	16	17
2.972% (LIBOR01M + 1.100%) due 05/25/2023 ~	9	9
2.980% (US0006M + 1.300%) due 11/01/2035 ~	553	565
2.996% (H15T1Y + 2.121%) due 03/01/2024 ~	4	4
3.000% due 03/01/2022 - 12/01/2046	56,040	55,500
3.000% due 11/25/2043 - 05/25/2046 (a)	20,846	3,310
3.010% (H15T1Y + 2.135%) due 04/01/2030 ~	4	4
3.026% (US0006M + 1.488%) due 06/01/2023 ~	12	12
3.055% (H15T3Y + 2.055%) due 04/01/2020 ~	18	18
3.058% (US0012M + 1.308%) due 11/01/2035 ~	6	6
3.080% (H15T1Y + 2.205%) due 04/01/2030 ~	37	37
3.081% (H15T1Y + 2.178%) due 06/01/2035 ~	36	38
3.093% (US0012M + 1.343%) due 05/01/2035 ~	63	66
3.110% (12MTA + 1.893%) due 11/01/2035 ~	178	187
3.125% (H15T1Y + 2.125%) due 06/01/2026 ~	5	5
3.125% (US0012M + 1.375%) due 04/01/2033 ~	85	87
3.140% (H15T1Y + 2.140%) due 05/01/2029 ~	11	11
3.145% (H15T1Y + 2.270%) due 04/01/2032 ~	4	5
3.149% (US0006M + 1.405%) due 03/01/2035 ~	53	55
3.150% (H15T1Y + 2.275%) due 03/01/2030 ~	52	52
3.157% (COF 11 + 1.251%) due 05/01/2036 ~	357	370
3.172% (LIBOR01M + 1.300%) due 11/25/2021 ~	5	5
3.182% (H15BIN6M + 2.055%) due 04/01/2022 ~	18	18
3.187% (COF 11 + 1.250%) due 05/01/2036 ~	6	7
3.213% (H15T1Y + 2.135%) due 11/01/2025 ~	52	55
3.222% (H15T1Y + 2.260%) due 06/01/2035 ~	932	988
3.234% (H15T1Y + 2.128%) due 08/01/2029 ~	29	30
3.235% (US0006M + 1.535%) due 09/01/2035 ~	341	353
3.249% (US0012M + 1.499%) due 09/01/2035 ~	388	405
3.254% (US0012M + 1.379%) due 02/01/2032 ~	53	54
3.268% (H15T1Y + 2.315%) due 01/01/2026 ~	84	87
3.277% (H15T1Y + 2.152%) due 07/01/2032 ~	19	19
3.282% (H15T1Y + 2.253%) due 06/01/2032 ~	91	97
3.293% (US0012M + 1.543%) due 07/01/2035 ~	48	50
3.325% (H15T1Y + 2.075%) due 11/01/2026 ~	62	63

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.329% (US0006M + 1.775%) due 03/01/2025 ~	$4	$5
3.330% (US0012M + 1.581%) due 07/01/2035 ~	148	155
3.355% (H15T1Y + 2.105%) due 04/01/2030 ~	6	6
3.368% (US0012M + 1.618%) due 12/01/2035 ~	78	80
3.379% (H15T1Y + 2.215%) due 09/01/2031 ~	13	13
3.385% (H15T1Y + 2.225%) due 05/01/2026 ~	7	7
3.386% (US0012M + 1.574%) due 01/01/2035 ~	78	82
3.395% (H15T1Y + 2.145%) due 09/01/2028 ~	1	1
3.395% (H15T1Y + 2.270%) due 06/01/2029 ~	16	16
3.398% (US0012M + 1.625%) due 08/01/2035 ~	71	75
3.402% (H15T1Y + 2.277%) due 09/01/2030 ~	12	12
3.407% (US0012M + 1.678%) due 05/01/2035 ~	102	106
3.411% (H15T1Y + 2.120%) due 11/01/2025 ~	10	11
3.415% (US0012M + 1.665%) due 07/01/2034 ~	131	137
3.431% (H15T1Y + 2.155%) due 02/01/2027 ~	19	20
3.432% (US0012M + 1.681%) due 10/01/2035 ~	75	78
3.440% (H15T1Y + 2.099%) due 05/01/2030 ~	21	22
3.440% due 02/01/2032	2,996	3,031
3.442% (H15T1Y + 1.858%) due 02/01/2035 ~	177	183
3.448% (H15T1Y + 2.164%) due 12/01/2031 ~	4	4
3.455% (US0012M + 1.705%) due 11/01/2031 ~	23	23
3.455% (H15T1Y + 2.268%) due 10/01/2035 ~	5	5
3.465% due 05/25/2035 ~	203	213
3.473% (H15T1Y + 2.098%) due 02/01/2026 ~	4	4
3.481% (H15T5Y + 2.170%) due 02/01/2030 ~	112	117
3.486% (US0012M + 1.736%) due 09/01/2035 ~	11	12
3.487% (US0012M + 1.737%) due 12/01/2035 ~	20	21
3.491% (H15T1Y + 2.242%) due 07/01/2024 ~	1	1
3.500% due 09/01/2025 - 03/01/2048	64,899	65,288
3.500% (COF 11 + 1.250%) due 07/01/2026 - 08/01/2026 ~	5	6
3.500% due 04/25/2046 (a)	4,559	572
3.504% (US0012M + 1.610%) due 02/01/2034 ~	95	99
3.509% (H15T1Y + 2.270%) due 06/01/2030 ~	48	49
3.520% (H15T1Y + 2.270%) due 09/01/2030 ~	17	17
3.527% (12MTA + 2.325%) due 05/01/2036 ~	64	67
3.530% (US0012M + 1.780%) due 11/01/2035 ~	23	24
3.555% (H15T1Y + 2.350%) due 01/01/2030 ~	84	85
3.559% (COF 11 + 1.250%) due 08/01/2029 ~	3	3
3.560% (US0012M + 1.810%) due 09/01/2034 ~	143	150
3.570% (H15T1Y + 2.445%) due 02/01/2025 ~	23	23
3.575% (H15T1Y + 2.200%) due 01/01/2030 ~	7	7
3.657% (COF 11 + 1.250%) due 05/01/2036 ~	5	5

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	119

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.669% (US0012M + 1.570%) due 03/01/2035 ~	$121	$126
3.735% (H15T1Y + 2.485%) due 12/01/2029 ~	3	3
3.758% (US0012M + 1.675%) due 02/01/2035 ~	55	57
3.787% (US0012M + 1.912%) due 02/01/2036 ~	46	48
3.800% due 08/01/2025	3,111	3,251
3.803% (US0012M + 1.902%) due 04/01/2035 ~	39	41
3.857% (H15T1Y + 2.507%) due 12/01/2027 ~	12	12
3.875% (H15T1Y + 2.500%) due 12/01/2023 ~	7	7
3.905% (H15T5Y + 2.155%) due 02/01/2031 ~	25	25
3.943% (COF 11 + 1.254%) due 05/01/2036 ~	8	9
3.994% (H15T1Y + 2.249%) due 05/01/2027 ~	19	19
4.000% due 11/01/2021 - 06/01/2046	186,716	193,192
4.000% due 06/25/2044 (a)	591	101
4.000% (- 2.0*LIBOR01M + 10.000%) due 03/25/2047 ~	3,602	3,351
4.033% (COF 11 + 1.250%) due 11/01/2028 ~	76	80
4.062% (COF 11 + 1.250%) due 11/01/2028 ~	50	52
4.179% (- 1.0*LIBOR01M + 6.050%) due 06/25/2046 ~(a)	14,624	2,321
4.202% (COF 11 + 1.250%) due 08/01/2028 ~	37	39
4.220% (US0006M + 2.345%) due 02/01/2024 ~	58	59
4.279% (- 1.0*LIBOR01M + 6.150%) due 07/25/2042 - 08/25/2042 ~(a)	24,337	3,219
4.346% (COF 11 + 1.250%) due 06/01/2029 ~	1	1
4.484% (COF 11 + 1.250%) due 01/01/2028 ~	1	1
4.500% due 09/01/2019 - 06/01/2044	29,917	31,594
4.531% (COF 11 + 1.250%) due 02/01/2028 ~	28	29
4.843% (COF 11 + 1.250%) due 02/01/2031 ~	95	101
4.875% (COF 11 + 1.250%) due 05/01/2019 ~	2	2
4.879% (COF 11 + 1.733%) due 09/01/2034 ~	14	15
4.961% (COF 11 + 1.250%) due 07/01/2024 ~	1	1
5.000% due 06/01/2018 - 07/01/2047	21,290	22,713
5.000% (COF 11 + 1.250%) due 01/01/2024 ~	1	1
5.094% (COF 11 + 1.250%) due 01/01/2029 ~	7	7
5.415% (COF 11 + 1.250%) due 09/01/2020 ~	3	3
5.450% (- 2.333*LIBOR01M + 9.333%) due 10/25/2045 ~	2,460	2,226
5.483% (COF 11 + 1.250%) due 02/01/2031 ~	45	49
5.500% due 01/01/2021 - 02/01/2042	27,920	30,603
5.500% due 05/25/2045 (a)	1,982	438
5.578% (COF 11 + 1.250%) due 12/01/2030 ~	88	95
6.000% due 11/01/2018 - 05/01/2041	34,345	38,184
6.290% due 02/25/2029 ~	95	99
6.300% due 06/25/2031 ~	171	174
6.300% due 10/17/2038	37	38
6.500% due 05/01/2018 - 05/01/2040	13,561	15,196
6.500% due 04/25/2038 (a)	342	70
6.589% due 10/25/2031	4	5

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.850% due 12/18/2027	$253	$279
7.000% due 03/25/2020 - 09/01/2032	434	470
7.500% due 03/25/2023 - 07/25/2041	732	812
7.800% due 10/25/2022	17	18
7.800% due 06/25/2026 ~	4	4
8.000% due 07/01/2030 - 05/01/2032	24	28
8.383% due 06/25/2032 ~	7	7
8.750% due 11/25/2019 - 06/25/2021	14	14
9.000% due 03/25/2021 - 11/01/2025	13	14
9.000% due 05/25/2022 - 06/25/2022 (a)	4	0
9.500% due 11/25/2020	27	28
10.007% (- 3.0*LIBOR01M + 15.000%) due 06/25/2042 ~	379	512
Fannie Mae, TBA
2.000% due 04/01/2033	29,000	27,690
2.500% due 05/01/2033 - 04/01/2048	90,000	87,623
3.000% due 04/01/2033 - 05/01/2048	524,685	515,274
3.500% due 05/01/2033 - 06/01/2048	713,430	715,734
4.000% due 04/01/2048 - 06/01/2048	284,210	291,154
4.500% due 04/01/2033	1,000	1,007
5.000% due 04/01/2033 - 05/01/2048	97,300	103,756
5.500% due 04/01/2048 - 05/01/2048	1,800	1,956
6.000% due 04/01/2048	3,000	3,339
Farmer Mac
8.066% due 04/25/2030 «~	95	94
FDIC Structured Sale Guaranteed Notes
2.073% (LIBOR01M + 0.500%) due 11/29/2037 ~	743	742
Federal Housing Administration
6.896% due 07/01/2020	23	23
7.430% due 02/01/2020 - 05/01/2024	850	853
Freddie Mac
0.963% due 01/25/2020 ~(a)	55,631	799
1.012% due 11/25/2022 ~(a)	30,338	1,149
1.179% due 04/25/2021 ~(a)	95,072	2,878
1.197% due 10/15/2037 ~(a)	701	24
1.335% due 11/25/2019 ~(a)	51,416	846
1.347% due 10/15/2037 ~(a)	246	10
1.351% due 11/25/2019 ~(a)	76,600	1,486
1.401% due 10/15/2037 ~(a)	2,947	187
1.515% due 11/15/2036 ~(a)	1,844	109
1.520% due 03/15/2037 ~(a)	731	40
1.521% due 05/15/2037 ~(a)	438	17
1.539% due 11/15/2038 ~(a)	2,180	107
1.579% due 06/15/2038 ~(a)	1,145	63
1.584% due 08/15/2041 ~(a)	653	28
1.640% due 10/15/2041 ~(a)	1,308	56
1.714% due 02/15/2038 ~(a)	1,184	78
1.760% due 02/15/2038 ~(a)	1,515	87
1.837% due 08/15/2036 ~(a)	1,221	64
1.861% (LIBOR01M + 0.240%) due 07/25/2031 ~	40	38
1.871% (LIBOR01M + 0.250%) due 05/25/2031 ~	144	143
1.925% (LIBOR01M + 0.350%) due 10/15/2037 ~	3,031	3,033
1.967% (COF 11 + 1.230%) due 07/01/2030 ~	93	91
1.977% (LIBOR01M + 0.200%) due 03/15/2031 ~	72	72
2.000% (LIBOR01M + 0.330%) due 11/25/2021 ~	1,882	1,884
2.020% (LIBOR01M + 0.350%) due 09/25/2021 ~	1,894	1,896
2.027% (LIBOR01M + 0.250%) due 07/15/2034 ~	12	12

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.127% (LIBOR01M + 0.350%) due 12/15/2029 ~	$77	$77
2.152% (LIBOR01M + 0.280%) due 09/25/2031 ~	123	122
2.227% (LIBOR01M + 0.450%) due 03/15/2024 - 12/15/2031 ~	222	224
2.246% (COF 11 + 1.500%) due 08/01/2018 ~	1	1
2.277% (LIBOR01M + 0.500%) due 02/15/2028 - 03/15/2032 ~	25	26
2.327% (LIBOR01M + 0.550%) due 03/15/2032 ~	1	1
2.377% (LIBOR01M + 0.600%) due 08/15/2035 ~	809	816
2.395% (COF 11 + 1.645%) due 07/01/2019 ~	1	1
2.500% (COF 11 + 1.875%) due 04/01/2019 ~	3	3
2.500% due 10/15/2027 - 12/15/2027 (a)	22,013	1,616
2.500% due 11/01/2031 - 03/01/2033	41,663	40,822
2.727% (LIBOR01M + 0.950%) due 04/15/2031 ~	801	824
2.750% due 06/15/2026	1,069	1,068
2.777% (LIBOR01M + 1.000%) due 06/15/2031 ~	56	57
2.977% (LIBOR01M + 1.200%) due 07/15/2027 ~	355	366
3.000% due 08/15/2032 - 03/01/2048	249,928	244,186
3.000% due 02/15/2033 - 12/15/2042 (a)	9,102	896
3.002% (US0006M + 1.509%) due 10/01/2023 ~	84	86
3.075% (H15T1Y + 2.200%) due 09/01/2027 ~	21	22
3.094% (H15T1Y + 2.131%) due 11/01/2027 ~	64	64
3.150% (H15T1Y + 2.198%) due 06/01/2022 ~	1	1
3.192% (H15T1Y + 2.334%) due 02/01/2031 ~	1	1
3.210% (H15T1Y + 1.960%) due 04/01/2025 ~	12	12
3.249% (H15T1Y + 2.075%) due 10/01/2027 ~	10	10
3.250% (H15T1Y + 2.125%) due 08/01/2029 ~	13	13
3.255% (H15T1Y + 2.244%) due 08/01/2027 ~	5	5
3.287% (US0012M + 1.515%) due 12/01/2035 ~	663	690
3.293% (H15T1Y + 2.179%) due 04/01/2029 ~	9	9
3.321% (H15T1Y + 2.249%) due 03/01/2032 ~	18	19
3.348% (H15T1Y + 2.282%) due 06/01/2028 ~	26	27
3.349% (H15T1Y + 2.357%) due 07/01/2027 ~	17	18
3.356% (H15T1Y + 2.395%) due 04/01/2036 ~	163	173
3.357% (H15T1Y + 2.232%) due 04/01/2031 ~	2	2
3.373% (H15T1Y + 2.250%) due 08/01/2035 ~	63	66
3.375% (H15T1Y + 2.125%) due 10/01/2024 ~	52	52
3.375% (US0012M + 1.625%) due 10/01/2035 ~	121	127
3.386% (H15T1Y + 2.236%) due 07/01/2035 ~	285	300
3.397% (H15T1Y + 2.257%) due 11/01/2029 ~	459	479
3.420% (H15T1Y + 2.352%) due 02/01/2029 ~	14	14
3.421% (H15T1Y + 2.405%) due 08/01/2030 ~	2	2
3.426% (H15T1Y + 2.137%) due 01/01/2028 ~	19	19

120	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.427% (H15T1Y + 2.035%) due 03/01/2033 ~	$92	$97
3.439% (H15T1Y + 2.275%) due 02/01/2029 ~	42	45
3.445% due 08/15/2032 ~	81	85
3.450% (H15T1Y + 2.208%) due 06/01/2024 ~	4	5
3.450% (H15T1Y + 2.179%) due 09/01/2026 ~	32	33
3.457% (H15T1Y + 2.357%) due 11/01/2027 ~	29	29
3.473% (H15T1Y + 2.223%) due 12/01/2032 ~	41	43
3.476% (H15T1Y + 2.363%) due 12/01/2029 ~	39	40
3.490% (H15T1Y + 2.240%) due 10/01/2023 ~	17	17
3.491% (H15T1Y + 2.250%) due 11/01/2031 ~	1	1
3.493% (H15T1Y + 2.408%) due 07/01/2030 ~	6	6
3.497% (H15T1Y + 2.282%) due 07/01/2028 ~	135	140
3.500% due 12/15/2022 - 07/01/2043	6,888	6,999
3.500% due 08/15/2026 - 08/15/2045 (a)	39,733	8,069
3.539% (H15T1Y + 2.377%) due 10/01/2024 ~	32	33
3.556% (US0012M + 1.728%) due 10/01/2036 ~	124	130
3.564% (H15T3Y + 2.286%) due 03/01/2029 ~	22	22
3.571% (H15T1Y + 2.244%) due 09/01/2028 ~	8	8
3.585% (H15T1Y + 2.335%) due 12/01/2026 ~	6	6
3.588% (H15T1Y + 2.218%) due 07/01/2024 ~	18	18
3.602% (H15T1Y + 2.437%) due 10/01/2027 ~	13	14
3.605% (H15T1Y + 2.390%) due 05/01/2032 ~	236	245
3.625% (US0012M + 1.750%) due 03/01/2033 ~	31	32
3.627% (H15T1Y + 2.127%) due 06/01/2022 ~	4	4
3.650% (H15T1Y + 2.207%) due 11/01/2027 ~	1	1
3.676% (H15T1Y + 2.390%) due 05/01/2032 ~	153	157
3.709% (US0012M + 1.939%) due 11/01/2034 ~	110	116
3.740% (H15T1Y + 2.615%) due 02/01/2027 ~	19	19
3.786% (H15T1Y + 2.393%) due 02/01/2027 ~	112	115
3.850% (US0012M + 1.975%) due 05/01/2032 ~	1	1
3.888% (H15T1Y + 2.408%) due 05/01/2032 ~	18	18
3.912% (US0006M + 2.241%) due 09/01/2024 ~	6	7
3.973% (H15T1Y + 2.512%) due 03/01/2027 ~	2	2
4.000% due 06/01/2029 - 09/01/2045	15,849	16,408
4.000% due 01/15/2046 (a)	15,500	3,371
4.500% due 06/01/2018 - 09/01/2043	20,326	21,439
5.000% due 04/01/2018 - 08/01/2041	24,136	25,971
5.500% due 11/01/2018 - 06/01/2041	45,159	49,524
6.000% due 10/01/2021 - 05/01/2040	7,053	7,861
6.247% (- 2.0*LIBOR01M + 9.800%) due 10/15/2040 ~	18	19
6.250% due 12/15/2028	216	232
6.500% due 03/15/2021 - 10/25/2043	3,018	3,379

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.000% due 11/15/2020 - 12/01/2032	$182	$196
7.000% due 10/25/2023 (a)	16	2
7.400% due 02/01/2021	8	8
7.500% due 03/01/2022 - 01/15/2030	117	132
7.500% due 08/15/2029 (a)	4	1
7.645% due 05/01/2025	506	569
7.829% (- 2.667*LIBOR01M + 12.267%) due 05/15/2035 ~	3,589	3,706
8.000% due 06/01/2030 - 09/01/2030	2	3
8.275% (- 3.2*LIBOR01M + 13.600%) due 05/15/2041 ~	4,005	4,180
8.500% due 08/01/2024 - 08/01/2027	57	63
9.000% due 12/15/2020	6	7
9.343% (- 4.0*LIBOR01M + 16.000%) due 01/15/2035 ~	4,986	5,550
9.500% due 12/15/2020	26	28
9.500% due 11/01/2021 (a)	2	0
Freddie Mac, TBA
2.500% due 04/12/2048	2,000	1,882
3.000% due 04/12/2048	25,000	24,356
3.500% due 04/12/2048 - 05/14/2048	223,500	223,857
4.000% due 04/12/2048 - 05/14/2048	126,400	129,529
4.500% due 05/14/2048	18,500	19,333
5.000% due 04/12/2048	100	107
Ginnie Mae
0.000% due 03/20/2035 (b)(d)	349	290
0.463% due 12/20/2045 ~(a)	2,706	53
0.574% due 09/20/2045 ~(a)	4,554	120
0.587% due 06/16/2043 ~(a)	31,531	436
0.664% due 11/20/2045 ~(a)	2,737	77
0.673% due 08/20/2045 ~(a)	1,340	35
0.700% due 06/20/2042 ~(a)	3,668	77
0.750% due 06/20/2042 ~(a)	3,368	84
0.851% due 06/20/2043 ~(a)	2,902	61
0.982% due 03/16/2051 ~(a)	1,222	16
1.986% (LIBOR01M + 0.200%) due 05/16/2030 ~	24	24
2.086% (LIBOR01M + 0.300%) due 01/16/2031 ~	4	4
2.172% (LIBOR01M + 0.350%) due 06/20/2032 ~	102	103
2.225% (US0001M + 0.650%) due 05/20/2063 ~	3,537	3,556
2.295% (US0001M + 0.720%) due 09/20/2063 ~	18,049	18,203
2.375% (H15T1Y + 1.500%) due 01/20/2022 - 02/20/2032 ~	1,321	1,360
2.386% (LIBOR01M + 0.600%) due 02/16/2030 ~	19	19
2.500% due 03/20/2027 - 10/15/2046	6,584	6,488
2.575% (US0001M + 1.000%) due 08/20/2063 ~	27,343	27,750
2.625% (H15T1Y + 1.500%) due 04/20/2021 - 04/20/2033 ~	6,187	6,406
2.750% (H15T1Y + 1.500%) due 08/20/2021 - 07/20/2035 ~	9,253	9,590
2.772% (LIBOR01M + 0.950%) due 03/20/2031 ~	825	838
2.794% (H15T1Y + 1.036%) due 01/20/2059 ~	715	729
2.822% (LIBOR01M + 1.000%) due 02/20/2031 ~	509	521
2.856% (H15T1Y + 1.097%) due 10/20/2058 ~	537	547
2.875% (H15T1Y + 2.000%) due 01/20/2034 ~	2,845	3,014
2.875% (US0001M + 1.300%) due 09/20/2063 ~	13,689	14,009
3.000% (H15T1Y + 1.500%) due 06/20/2018 - 03/20/2021 ~	30	31
3.000% due 05/20/2039 - 06/20/2046 (a)	5,428	706
3.000% due 12/15/2042 - 09/15/2047	5,232	5,156

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.125% (H15T1Y + 1.500%) due 10/20/2018 - 12/20/2032 ~	$1,455	$1,508
3.125% (H15T1Y + 2.000%) due 04/20/2019 ~	1	1
3.500% due 01/20/2041 - 09/20/2046 (a)	46,738	7,394
3.500% due 11/15/2041 - 12/20/2047	83,643	84,610
4.000% due 09/15/2040 - 09/20/2047	85,811	88,613
4.000% due 05/20/2044 (a)	1,324	206
4.500% due 06/15/2035 - 08/20/2047	34,434	36,240
5.000% due 03/15/2033 - 08/20/2043	32,670	35,061
5.450% (- 2.333*LIBOR01M + 9.333%) due 09/20/2045 ~	1,736	1,569
5.500% due 05/15/2031 - 08/15/2041	15,768	17,270
6.000% due 09/15/2036 - 12/15/2040	2,278	2,544
6.500% due 10/15/2023 - 07/15/2039	3,496	3,937
6.856% due 03/16/2041 ~	279	298
7.000% due 09/15/2025 - 09/20/2028	24	27
7.500% due 12/15/2022 - 11/15/2031	68	68
7.750% due 10/15/2025	11	11
8.000% due 06/15/2024 - 09/15/2031	90	105
8.500% due 06/15/2027 - 01/20/2031	370	400
9.000% due 04/15/2020 - 09/15/2030	32	33
9.500% due 12/15/2021	6	6
Ginnie Mae, TBA
3.000% due 04/01/2048 - 05/21/2048	161,900	159,189
3.500% due 04/01/2048 - 04/19/2048	298,500	301,253
4.000% due 04/01/2048 - 05/21/2048	71,500	73,407
4.500% due 04/19/2048 - 05/21/2048	88,900	92,254
Small Business Administration
5.370% due 04/01/2028	2,793	2,961
5.490% due 05/01/2028	3,434	3,652
5.870% due 05/01/2026 - 07/01/2028	2,326	2,492
6.220% due 12/01/2028	422	457
7.190% due 12/01/2019	8	8
7.220% due 11/01/2020	44	45
Vendee Mortgage Trust
6.410% due 01/15/2030 ~	223	241
6.500% due 03/15/2029	583	639

Total U.S. Government Agencies (Cost $4,134,074)		4,133,970

U.S. TREASURY OBLIGATIONS 4.0%
U.S. Treasury Notes
2.000% due 02/15/2025	300	287
2.250% due 02/15/2027 (h)(j)	47,375	45,509
2.375% due 01/31/2023 (f)	19,300	19,137
2.375% due 05/15/2027 (f)	3,000	2,909
2.500% due 01/31/2025	2,900	2,866
2.750% due 02/28/2025	7,000	7,026

Total U.S. Treasury Obligations (Cost $79,673)		77,734

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.4%
Adjustable Rate Mortgage Trust
3.506% due 01/25/2035 ~	74	75
3.639% due 09/25/2035 ~	844	807
American Home Mortgage Investment Trust
4.211% (US0006M + 2.000%) due 02/25/2045 ~	181	183

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	121

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America Funding Trust
2.402% (US0001M + 0.580%) due 05/20/2035 ^~	$611	$535
5.000% due 09/25/2019	18	18
5.753% due 10/25/2036 ^	1,242	1,147
5.837% due 01/25/2037 ^	1,045	970
Banc of America Mortgage Trust
3.691% due 02/25/2036 ^~	313	294
3.772% due 07/25/2034 ~	3	3
4.076% due 06/20/2031 ~	115	117
4.220% due 07/20/2032 ~	5	5
6.500% due 10/25/2031	12	12
BCAP LLC Trust
2.131% (US0001M + 0.500%) due 01/26/2036 ~	635	624
Bear Stearns Adjustable Rate Mortgage Trust
2.782% due 11/25/2030 ~	2	2
3.344% due 08/25/2033 ~	409	417
3.373% due 08/25/2033 ~	247	247
3.728% due 02/25/2033 ~	5	5
3.823% due 01/25/2034 ~	3	3
Bear Stearns ALT-A Trust
3.474% due 11/25/2036 ^~	311	284
3.541% due 11/25/2036 ~	754	707
3.688% due 05/25/2035 ~	397	400
4.267% due 11/25/2036 ^~	771	661
Bear Stearns Commercial Mortgage Securities Trust
7.000% due 05/20/2030 ~	91	91
Bear Stearns Mortgage Securities, Inc.
3.945% due 06/25/2030 ~	2	2
Bear Stearns Structured Products, Inc. Trust
3.319% due 12/26/2046 ~	1,486	1,312
Bella Vista Mortgage Trust
2.058% (LIBOR01M + 0.250%) due 05/20/2045 ~	345	254
Chase Mortgage Finance Trust
3.569% due 09/25/2036 ^~	57	56
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.052% (US0001M + 0.180%) due 05/25/2036 ~	189	186
2.079% due 01/25/2035 ~	359	327
2.122% (US0001M + 0.250%) due 08/25/2035 ~	351	345
Citigroup Mortgage Loan Trust
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~	8	8
3.545% due 08/25/2035 ^~	418	324
Citigroup Mortgage Loan Trust, Inc.
3.410% (H15T1Y + 2.100%) due 09/25/2035 ~	406	412
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	976	954
Commercial Mortgage Trust
1.921% due 07/10/2046 ~(a)	14,010	487
Countrywide Alternative Loan Resecuritization Trust
3.278% due 03/25/2047 ~	89	88
4.508% due 08/25/2037 ^~	148	112
Countrywide Alternative Loan Trust
2.022% (US0001M + 0.200%) due 07/20/2046 ^~	608	451
2.042% (US0001M + 0.170%) due 01/25/2037 ^~	168	164
2.072% (US0001M + 0.200%) due 05/25/2036 ~	58	50
2.082% (US0001M + 0.210%) due 05/25/2035 ~	1,002	957
2.092% (US0001M + 0.220%) due 05/25/2035 ~	174	153
2.102% (US0001M + 0.230%) due 08/25/2046 ~	17	1
2.102% (US0001M + 0.280%) due 09/20/2046 ~	6,769	3,642
2.122% (US0001M + 0.250%) due 05/25/2035 ~	270	240
2.122% (US0001M + 0.250%) due 09/25/2046 ^~	3,894	3,011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.122% (US0001M + 0.250%) due 10/25/2046 ^~	$865	$664
2.132% (US0001M + 0.260%) due 07/25/2046 ^~	1,824	1,013
2.142% (US0001M + 0.270%) due 05/25/2036 ^~	97	28
2.152% (US0001M + 0.280%) due 12/25/2035 ~	263	253
2.212% (US0001M + 0.340%) due 10/25/2046 ^~	1,909	1,128
2.222% (US0001M + 0.350%) due 06/25/2047 ^~	60	10
2.242% (US0001M + 0.370%) due 11/25/2035 ^~	143	32
6.250% due 11/25/2036 ^	1,251	1,123
Countrywide Home Loan Mortgage Pass-Through Trust
2.172% (US0001M + 0.300%) due 04/25/2046 ^~	306	25
2.212% (US0001M + 0.340%) due 03/25/2036 ~	492	127
2.222% (US0001M + 0.350%) due 02/25/2036 ^~	296	107
2.332% (US0001M + 0.460%) due 05/25/2035 ~	986	913
2.412% (US0001M + 0.540%) due 02/25/2035 ~	169	162
2.452% (US0001M + 0.580%) due 04/25/2035 ~	648	617
2.512% (US0001M + 0.640%) due 03/25/2035 ~	81	71
2.532% (US0001M + 0.660%) due 02/25/2035 ~	602	592
2.552% (US0001M + 0.680%) due 02/25/2035 ~	15	15
2.672% (US0001M + 0.800%) due 03/25/2035 ^~	130	29
3.213% due 06/19/2031 ~	6	6
3.241% due 11/19/2033 ~	11	12
3.351% due 02/20/2036 ^~	313	272
3.412% due 08/25/2034 ^~	341	323
3.473% due 09/25/2047 ^~	836	788
3.500% due 07/19/2031 ~	6	6
3.511% due 09/25/2034 ^~	251	232
3.866% due 11/19/2033 ~	21	22
Credit Suisse First Boston Mortgage Securities Corp.
3.345% due 06/25/2033 ~	17	17
5.119% due 06/25/2032 ~	4	4
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^~	2,451	1,312
Credit Suisse Mortgage Capital Trust
4.790% due 05/27/2053 ~	5,180	5,133
Deutsche ALT-B Securities, Inc.
1.972% (US0001M + 0.100%) due 10/25/2036 ^~	17	13
Deutsche Mortgage Securities, Inc. Mortgage Loan Resecuritization Trust
6.000% due 11/26/2036	59	59
DLJ Mortgage Acceptance Corp.
4.624% due 11/25/2023 ~	8	8
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035	207	213
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031	6	6
GreenPoint Mortgage Funding Trust
2.072% (US0001M + 0.200%) due 12/25/2046 ^~	2,294	2,085
2.142% (US0001M + 0.270%) due 04/25/2036 ^~	255	617
GreenPoint Mortgage Funding Trust Pass-Through Certificates
4.013% due 10/25/2033 ~	39	39
GSR Mortgage Loan Trust
2.132% (US0001M + 0.260%) due 08/25/2046 ~	3,484	2,205
3.111% due 06/25/2034 ~	27	27
3.524% due 04/25/2036 ~	278	252

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HarborView Mortgage Loan Trust
1.938% (US0001M + 0.130%) due 03/19/2037 ~	$456	$441
2.028% (US0001M + 0.220%) due 05/19/2046 ^~	800	409
2.031% (US0001M + 0.190%) due 07/21/2036 ~	868	771
2.058% (US0001M + 0.250%) due 09/19/2046 ^~	3	2
3.015% due 11/19/2034 ~	78	70
3.700% due 08/19/2036 ^~	367	340
3.806% due 07/19/2035 ^~	12	11
3.886% due 08/19/2034 ~	1,528	1,514
HomeBanc Mortgage Trust
2.052% (US0001M + 0.180%) due 12/25/2036 ~	273	268
2.732% (US0001M + 0.860%) due 08/25/2029 ~	420	404
Impac Secured Assets Trust
2.022% (US0001M + 0.150%) due 11/25/2036 ~	1,352	1,201
IndyMac Adjustable Rate Mortgage Trust
2.779% due 01/25/2032 ~	6	6
IndyMac Mortgage Loan Trust
2.082% (US0001M + 0.210%) due 05/25/2046 ~	1,208	1,160
2.112% (US0001M + 0.240%) due 07/25/2035 ~	1,039	1,005
2.172% (US0001M + 0.300%) due 11/25/2035 ^~	170	132
2.172% (US0001M + 0.300%) due 06/25/2037 ^~	452	285
2.352% (US0001M + 0.480%) due 04/25/2035 ~	99	95
2.512% (US0001M + 0.640%) due 02/25/2035 ~	239	234
3.354% due 01/25/2036 ^~	1,138	1,022
3.446% due 08/25/2035 ^~	988	901
3.462% due 01/25/2036 ^~	1	1
3.494% due 12/25/2034 ~	9	9
JPMorgan Mortgage Trust
3.648% due 10/25/2035 ~	1,601	1,513
Lehman XS Trust
2.192% (US0001M + 0.320%) due 11/25/2046 ^~	1,599	1,269
Luminent Mortgage Trust
2.052% (LIBOR01M + 0.180%) due 12/25/2036 ^~	1,633	1,480
MASTR Adjustable Rate Mortgages Trust
2.112% (US0001M + 0.240%) due 05/25/2037 ~	584	373
2.172% (LIBOR01M + 0.300%) due 05/25/2047 ^~	2,547	1,991
2.212% (LIBOR01M + 0.340%) due 05/25/2047 ^~	2,160	1,269
MASTR Asset Securitization Trust
5.000% due 12/25/2019	124	125
MASTR Reperforming Loan Trust
7.000% due 08/25/2034	117	117
MASTR Seasoned Securitization Trust
3.475% due 10/25/2032 ~	230	231
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.477% (US0001M + 0.700%) due 11/15/2031 ~	376	377
2.657% (US0001M + 0.880%) due 11/15/2031 ~	46	43
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.217% (US0001M + 0.440%) due 12/15/2030 ~	483	470
2.257% (US0001M + 0.480%) due 06/15/2030 ~	451	435
Merrill Lynch Alternative Note Asset Trust
2.172% (US0001M + 0.300%) due 03/25/2037 ~	1,208	564

122	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Merrill Lynch Mortgage Investors Trust
3.079% due 01/25/2029 ~	$1,975	$1,926
3.127% (US0006M + 0.680%) due 10/25/2028 ~	52	52
3.371% due 04/25/2035 ~	13	13
Morgan Stanley Mortgage Loan Trust
2.382% (US0001M + 0.510%) due 02/25/2047 ~	1,278	851
3.356% due 07/25/2035 ^~	1,106	1,036
Mortgage Equity Conversion Asset Trust
2.510% (H15T1Y + 0.470%) due 02/25/2042 «~	4,338	3,926
2.540% (H15T1Y + 0.490%) due 01/25/2042 «~	30,452	27,559
2.550% (T1Y + 0.500%) due 05/25/2042 «~	12,222	11,061
Nomura Asset Acceptance Corp. Alternative Loan Trust
7.000% due 02/19/2030 ~	248	246
PNC Mortgage Acceptance Corp.
0.428% due 07/15/2031 ~(a)	63	0
Prime Mortgage Trust
2.272% (US0001M + 0.400%) due 02/25/2034 ~	35	33
4.750% due 11/25/2019	4	4
Residential Accredit Loans, Inc. Trust
2.142% (US0001M + 0.270%) due 05/25/2046 ^~	907	762
2.372% (US0001M + 0.500%) due 06/25/2035 ~	350	305
3.768% due 08/25/2035 ^~	581	394
Residential Funding Mortgage Securities, Inc. Trust
3.857% due 09/25/2035 ^~	1,225	1,055
Sequoia Mortgage Trust
2.316% (LIBOR01M + 0.720%) due 11/22/2024 ~	3	3
2.448% (US0001M + 0.640%) due 04/19/2027 ~	50	48
2.508% (US0001M + 0.700%) due 10/19/2026 ~	19	19
2.582% (US0001M + 0.760%) due 10/20/2027 ~	397	382
3.193% due 01/20/2047 ^~	842	692
Structured Adjustable Rate Mortgage Loan Trust
2.607% (US0001M + 0.735%) due 06/25/2034 ~	586	570
3.374% due 01/25/2035 ~	745	733
3.446% due 11/25/2035 ^~	968	907
3.563% due 07/25/2034 ~	38	38
3.579% due 07/25/2035 ^~	56	52
3.627% due 08/25/2035 ~	16	16
3.711% (US0006M + 1.500%) due 10/25/2037 ^~	1,535	1,369
Structured Asset Mortgage Investments Trust
2.058% (US0001M + 0.250%) due 07/19/2035 ~	2,176	2,125
2.062% (US0001M + 0.190%) due 06/25/2036 ~	333	329
2.082% (US0001M + 0.210%) due 05/25/2036 ~	1,154	973
2.132% (US0001M + 0.260%) due 03/25/2037 ~	203	153
2.172% (US0001M + 0.300%) due 08/25/2036 ^~	3,454	2,494
2.332% (US0001M + 0.460%) due 05/25/2045 ~	1,453	1,363
2.468% (US0001M + 0.660%) due 09/19/2032 ~	1,175	1,152
2.468% (US0001M + 0.660%) due 10/19/2034 ~	153	149
2.508% (US0001M + 0.700%) due 03/19/2034 ~	700	699
Structured Asset Mortgage Investments, Inc.
1.186% due 05/02/2030 ~	57	10
Structured Asset Mortgage Investments, Inc. Mortgage Pass-Through Certificates
2.764% due 05/25/2022 ~	25	25

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.412% due 06/25/2033 ~	$18	$18
3.478% due 07/25/2032 ~	1	1
3.493% due 04/25/2033 ~	23	23
TBW Mortgage-Backed Trust
5.630% due 01/25/2037	1,418	799
5.970% due 09/25/2036	9,085	774
6.015% due 07/25/2037	2,529	1,869
Thornburg Mortgage Securities Trust
3.235% due 06/25/2043 ~	785	789
WaMu Mortgage Pass-Through Certificates Trust
2.027% (COF 11 + 1.250%) due 01/25/2047 ~	1,245	1,235
2.123% (12MTA + 0.840%) due 11/25/2046 ~	367	319
2.132% (US0001M + 0.260%) due 11/25/2045 ~	1,129	1,119
2.162% (US0001M + 0.290%) due 10/25/2045 ~	115	116
2.202% (US0001M + 0.330%) due 01/25/2045 ~	1,290	1,277
2.283% (12MTA + 1.000%) due 02/25/2046 ~	1,271	1,248
2.372% (US0001M + 0.500%) due 07/25/2044 ~	184	183
2.483% (12MTA + 1.200%) due 11/25/2042 ~	63	60
2.512% (US0001M + 0.640%) due 01/25/2045 ~	295	294
2.512% (US0001M + 0.640%) due 07/25/2045 ~	56	56
2.572% (US0001M + 0.700%) due 12/25/2045 ~	861	618
2.683% (12MTA + 1.400%) due 06/25/2042 ~	357	345
2.683% (12MTA + 1.400%) due 08/25/2042 ~	589	573
2.917% due 04/25/2037 ^~	1,207	1,103
3.036% due 12/25/2036 ^~	1,152	1,107
3.221% due 08/25/2033 ~	435	442
3.337% due 09/25/2033 ~	174	179
3.393% due 12/25/2035 ~	340	337
3.708% due 03/25/2034 ~	9	9
Washington Mutual Mortgage Pass-Through Certificates Trust
2.122% (US0001M + 0.250%) due 07/25/2046 ^~	211	139
3.355% due 11/25/2030 ~	180	182
6.268% due 07/25/2036	2,890	1,306
Wells Fargo Commercial Mortgage Trust
1.794% due 10/15/2045 ~(a)	39,601	2,575
Wells Fargo Mortgage-Backed Securities Trust
2.372% (US0001M + 0.500%) due 07/25/2037 ^~	510	460
3.465% due 07/25/2034 ~	33	35
3.629% due 10/25/2033 ~	92	93
3.645% due 06/25/2035 ~	381	392
3.731% due 12/25/2033 ~	221	227

Total Non-Agency Mortgage-Backed Securities (Cost $146,753)		146,067

ASSET-BACKED SECURITIES 17.4%
ABFS Mortgage Loan Trust
6.785% due 07/15/2033	998	760
ACE Securities Corp. Home Equity Loan Trust
1.932% (US0001M + 0.060%) due 10/25/2036 ~	192	106
2.572% (US0001M + 0.700%) due 08/25/2030 ~	21	21
2.922% (US0001M + 1.050%) due 07/25/2034 ~	1,008	1,011
AFC Home Equity Loan Trust
2.682% (LIBOR01M + 0.810%) due 06/25/2029 ~	234	203

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Allegro CLO Ltd.
2.987% (US0003M + 1.220%) due 01/30/2026 ~	$6,500	$6,500
Amortizing Residential Collateral Trust
2.452% (US0001M + 0.580%) due 07/25/2032 ~	660	654
2.572% (US0001M + 0.700%) due 10/25/2031 ~	211	207
Amresco Residential Securities Corp. Mortgage Loan Trust
2.367% (US0001M + 0.495%) due 06/25/2028 ~	25	25
2.502% (US0001M + 0.630%) due 09/25/2028 ~	367	370
2.812% (US0001M + 0.940%) due 06/25/2029 ~	204	195
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.362% (US0001M + 0.490%) due 10/25/2035 ~	7,500	7,507
Asset-Backed Funding Certificates Trust
2.572% (US0001M + 0.700%) due 06/25/2034 ~	226	221
2.892% (US0001M + 1.020%) due 03/25/2032 ~	447	448
Asset-Backed Securities Corp. Home Equity Loan Trust
1.952% (US0001M + 0.080%) due 05/25/2037 ~	1	1
2.297% (US0001M + 0.520%) due 06/15/2031 ~	187	171
2.817% (US0001M + 0.945%) due 09/25/2034 ~	3,888	3,937
Atrium CDO Corp.
2.575% due 04/22/2027 ~	2,500	2,496
Babson CLO Ltd.
2.881% (US0003M + 1.150%) due 10/17/2026 ~	3,700	3,699
Bayview Financial Acquisition Trust
2.227% (LIBOR01M + 0.350%) due 05/28/2037 ~	1,659	1,583
Bear Stearns Asset-Backed Securities Trust
2.272% (US0001M + 0.400%) due 09/25/2046 ~	1,465	1,417
2.847% (US0001M + 0.975%) due 02/25/2034 ~	362	350
3.072% (US0001M + 1.200%) due 10/25/2032 ~	127	129
3.372% (US0001M + 1.500%) due 11/25/2042 ~	337	345
3.659% due 06/25/2043 ~	21	20
Blue Hill CLO Ltd.
2.902% (US0003M + 1.180%) due 01/15/2026 ~	8,786	8,794
Brookside Mill CLO Ltd.
2.524% due 01/17/2028 ~	2,900	2,897
Carlyle Global Market Strategies CLO Ltd.
2.910% (US0003M + 1.150%) due 07/27/2026 ~	3,000	3,002
3.089% (US0003M + 1.250%) due 05/15/2025 ~	2,100	2,102
Cavalry CLO Ltd.
2.572% due 10/15/2026 ~	2,200	2,200
CDC Mortgage Capital Trust
2.922% (US0001M + 1.050%) due 01/25/2033 ~	444	440
Cent CLO Ltd.
2.970% (US0003M + 1.210%) due 07/27/2026 ~	5,900	5,907
Centex Home Equity Loan Trust
2.172% (US0001M + 0.300%) due 01/25/2032 ~	96	93
2.722% (US0001M + 0.850%) due 01/25/2032 ~	564	553
Chase Funding Trust
2.472% (US0001M + 0.600%) due 07/25/2033 ~	21	21

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	123

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.512% (US0001M + 0.640%) due 08/25/2032 ~	$486	$478
2.532% (US0001M + 0.660%) due 11/25/2032 ~	392	388
CIFC Funding Ltd.
2.502% due 04/15/2027 ~	5,300	5,284
2.761% (US0003M + 1.020%) due 10/24/2025 ~	5,316	5,316
3.144% (US0003M + 1.200%) due 05/24/2026 ~	7,100	7,105
CIT Group Home Equity Loan Trust
2.412% (LIBOR01M + 0.540%) due 06/25/2033 ~	773	761
2.847% (LIBOR01M + 0.975%) due 12/25/2031 ~	224	216
CIT Mortgage Loan Trust
3.222% (LIBOR01M + 1.350%) due 10/25/2037 ~	6,100	6,145
Citigroup Global Markets Mortgage Securities, Inc.
3.222% (US0001M + 1.350%) due 01/25/2032 ~	326	323
6.930% due 08/25/2028	157	159
Citigroup Mortgage Loan Trust
1.932% (US0001M + 0.060%) due 07/25/2045 ~	236	189
Conseco Finance Corp.
2.477% (LIBOR01M + 0.700%) due 08/15/2033 ~	326	327
6.240% due 12/01/2028	417	429
Conseco Finance Home Equity Loan Trust
3.277% (LIBOR01M + 1.500%) due 05/15/2032 ~	335	334
Countrywide Asset-Backed Certificates
2.772% (US0001M + 0.900%) due 06/25/2033 ~	72	72
2.772% (US0001M + 0.900%) due 10/25/2047 ~	1,625	1,622
2.872% (US0001M + 1.000%) due 09/25/2032 ~	1,351	1,302
Credit Suisse First Boston Mortgage Securities Corp.
2.232% (US0001M + 0.360%) due 05/25/2044 ~	111	110
2.612% (US0001M + 0.740%) due 08/25/2032 ~	151	139
Credit-Based Asset Servicing and Securitization LLC
1.942% (US0001M + 0.070%) due 01/25/2037 ^~	332	148
2.972% (US0001M + 1.100%) due 04/25/2032 ~	106	107
CVP Cascade CLO Ltd.
2.872% (US0003M + 1.150%) due 01/16/2026 ~	5,600	5,605
Delta Funding Home Equity Loan Trust
2.597% (US0001M + 0.820%) due 09/15/2029 ~	13	13
Dryden Senior Loan Fund
0.000% (US0003M + 1.160%) due 10/15/2026 ~	3,800	3,808
Ellington Loan Acquisition Trust
2.922% (US0001M + 1.050%) due 05/25/2037 ~	2,135	2,047
EMC Mortgage Loan Trust
2.612% (US0001M + 0.740%) due 05/25/2040 ~	239	225
EquiFirst Mortgage Loan Trust
2.352% (US0001M + 0.480%) due 01/25/2034 ~	149	146
FIRSTPLUS Home Loan Owner Trust
7.670% due 05/10/2024	397	146
Flagship Ltd.
2.865% (US0003M + 1.120%) due 01/20/2026 ~	5,900	5,903
Flatiron CLO Ltd.
2.891% (US0003M + 1.160%) due 01/17/2026 ~	12,000	12,001

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Galaxy CLO Ltd.
2.980% (US0003M + 1.130%) due 11/16/2025 ~	$8,079	$8,086
Gallatin CLO Ltd.
2.772% due 07/15/2027 ~	6,225	6,241
GE-WMC Mortgage Securities Trust
1.912% (US0001M + 0.040%) due 08/25/2036 ~	49	31
GMAC Mortgage Corp. Home Equity Loan Trust
2.352% (US0001M + 0.480%) due 01/25/2029 ~	47	45
GSAMP Trust
2.172% (US0001M + 0.300%) due 10/25/2036 ^~	8,224	845
2.272% (US0001M + 0.400%) due 02/25/2033 ~	223	220
IMC Home Equity Loan Trust
6.880% due 11/20/2028	1	1
7.520% due 08/20/2028	22	24
Jamestown CLO Ltd.
2.412% due 07/15/2026 ~	5,900	5,887
JMP Credit Advisors CLO Ltd.
2.567% due 01/17/2028 ~	9,900	9,899
JPMorgan Mortgage Acquisition Trust
1.952% (US0001M + 0.080%) due 08/25/2036 ~	47	26
2.132% (US0001M + 0.260%) due 03/25/2037 ~	300	293
KVK CLO Ltd.
2.872% (US0003M + 1.150%) due 01/15/2026 ~	6,500	6,503
Long Beach Mortgage Loan Trust
2.432% (US0001M + 0.560%) due 10/25/2034 ~	62	60
2.922% (US0001M + 1.050%) due 10/25/2034 ~	624	619
3.297% (US0001M + 1.425%) due 03/25/2032 ~	545	549
Madison Park Funding Ltd.
2.849% (US0003M + 1.110%) due 01/19/2025 ~	4,600	4,605
Marathon CLO Ltd.
2.762% due 11/21/2027 ~	2,200	2,196
Mastr Asset Backed Securities Trust
2.622% (US0001M + 0.750%) due 12/25/2034 ^~	1,969	1,985
Merrill Lynch Mortgage Investors Trust
1.932% (US0001M + 0.060%) due 10/25/2037 ^~	1,527	511
1.952% (US0001M + 0.080%) due 09/25/2037 ~	234	84
2.592% (US0001M + 0.720%) due 06/25/2035 ~	364	353
MESA Trust
2.421% (LIBOR01M + 0.400%) due 12/25/2031 ~	387	383
Mid-State Trust
6.340% due 12/15/2036	616	657
7.791% due 03/15/2038	931	1,000
Morgan Stanley Mortgage Loan Trust
2.232% (US0001M + 0.360%) due 04/25/2037 ~	303	160
5.750% due 04/25/2037 ^~	775	561
6.000% due 07/25/2047 ^~	1,491	1,204
Mountain View CLO Ltd.
2.587% due 10/13/2027 ~	4,600	4,603
Nelder Grove CLO Ltd.
3.284% (US0003M + 1.300%) due 08/28/2026 ~	6,700	6,711
NovaStar Mortgage Funding Trust
2.002% (US0001M + 0.130%) due 03/25/2037 ~	2,460	1,894
Oak Hill Credit Partners Ltd.
2.875% (US0003M + 1.130%) due 07/20/2026 ~	15,750	15,771

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Oaktree CLO Ltd.
2.965% (US0003M + 1.220%) due 10/20/2026 ~	$3,000	$3,005
OCP CLO Ltd.
2.572% due 10/26/2027 ~	6,880	6,878
2.581% due 04/17/2027 ~	1,500	1,502
Octagon Investment Partners Ltd.
2.822% (US0003M + 1.100%) due 04/15/2026 ~	8,400	8,400
OFSI Fund Ltd.
2.881% (US0003M + 1.150%) due 04/17/2025 ~	3,063	3,066
Option One Mortgage Loan Trust
2.012% (US0001M + 0.140%) due 01/25/2037 ~	775	514
2.652% (US0001M + 0.780%) due 02/25/2035 ~	4,021	3,772
Option One Mortgage Loan Trust Asset-Backed Certificates
2.332% (US0001M + 0.460%) due 11/25/2035 ~	400	372
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.622% (US0001M + 0.750%) due 07/25/2035 ~	2,147	2,159
Renaissance Home Equity Loan Trust
2.232% (US0001M + 0.360%) due 11/25/2034 ~	183	171
2.372% (US0001M + 0.500%) due 12/25/2033 ~	1,717	1,694
2.632% (US0001M + 0.760%) due 12/25/2032 ~	21	21
2.752% (US0001M + 0.880%) due 08/25/2033 ~	299	294
3.072% (US0001M + 1.200%) due 08/25/2032 ~	757	750
Residential Asset Securities Corp. Trust
2.452% (US0001M + 0.580%) due 06/25/2033 ~	80	68
Residential Mortgage Loan Trust
3.372% (US0001M + 1.500%) due 09/25/2029 ~	89	90
SACO Trust
2.392% (US0001M + 0.520%) due 06/25/2036 ^~	192	179
Saxon Asset Securities Trust
2.552% (US0001M + 0.680%) due 12/26/2034 ~	707	711
Securitized Asset-Backed Receivables LLC Trust
1.932% (US0001M + 0.060%) due 12/25/2036 ^~	2,505	930
SLM Student Loan Trust
1.915% (US0003M + 0.170%) due 07/25/2023 ~	745	745
3.245% (US0003M + 1.500%) due 04/25/2023 ~	29,181	29,807
3.325% (US0003M + 1.200%) due 12/15/2033 ~	3,256	3,311
Sound Point CLO Ltd.
2.582% due 04/15/2027 ~	8,700	8,707
2.625% due 07/20/2027 ~	1,900	1,902
Soundview Home Loan Trust
1.932% (US0001M + 0.060%) due 11/25/2036 ~	76	36
Specialty Underwriting & Residential Finance Trust
2.552% (US0001M + 0.680%) due 01/25/2034 ~	300	289
3.072% (US0001M + 1.200%) due 10/25/2035 ~	715	659
Staniford Street CLO Ltd.
3.305% (US0003M + 1.180%) due 06/15/2025 ~	2,000	2,002
Structured Asset Investment Loan Trust
2.532% (US0001M + 0.660%) due 04/25/2035 ~	2,748	2,757
2.847% (US0001M + 0.975%) due 09/25/2034 ~	655	640

124	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.147% (US0001M + 1.275%) due 12/25/2034 ~	$976	$930
3.297% (US0001M + 1.425%) due 04/25/2034 ~	221	222
Structured Asset Securities Corp. Trust
2.332% (US0001M + 0.460%) due 09/25/2035 ~	900	846
THL Credit Wind River CLO Ltd.
2.592% due 10/15/2027 ~	1,100	1,101
2.914% (US0003M + 1.180%) due 04/18/2026 ~	900	901
TICP CLO Ltd.
2.925% (US0003M + 1.180%) due 01/20/2027 ~	2,050	2,051
UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ^~	960	947
UPS Capital Business Credit
2.357% (US0001M + 0.580%) due 04/15/2026 «~	76	8
Utah State Board of Regents
2.622% (US0001M + 0.750%) due 01/25/2057 ~	15,846	15,846
Venture CLO Ltd.
2.542% due 04/15/2027 ~	7,400	7,396
2.602% due 07/15/2027 ~	5,100	5,102
2.802% (US0003M + 1.080%) due 07/15/2026 ~	10,000	10,011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Voya CLO Ltd.
2.465% due 07/25/2026 ~	$8,000	$8,005
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
2.502% (US0001M + 0.630%) due 04/25/2034 ~	640	602

Total Asset-Backed Securities (Cost $348,374)		340,639

SHORT-TERM INSTRUMENTS 0.5%

REPURCHASE AGREEMENTS (e) 0.3%
		5,011

U.S. TREASURY BILLS 0.2%
1.468% due 04/19/2018 - 04/26/2018 (c)(d)(h)(j)	3,301	3,298

Total Short-Term Instruments (Cost $8,309)		8,309

Total Investments in Securities (Cost $4,723,098)		4,711,059

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.8%

SHORT-TERM INSTRUMENTS 0.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.8%
PIMCO Short-Term Floating NAV Portfolio III	1,598,474	$15,798

Total Short-Term Instruments (Cost $15,796)		15,798

Total Investments in Affiliates (Cost $15,796)		15,798

Total Investments 241.4% (Cost $4,738,894)		$4,726,857

Financial Derivative Instruments (g)(i) 0.2% (Cost or Premiums, net $11,583)		4,768

Other Assets and Liabilities, net (141.6)%		(2,773,822)

Net Assets 100.0%		$1,957,803

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(a)	Interest only security.
(b)	Principal only security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$5,011	U.S. Treasury Notes 2.250% - 2.750% due 01/31/2024 - 02/15/2024	$(5,115)	$5,011	$5,012

Total Repurchase Agreements						$(5,115)	$5,011	$5,012

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
GSC	1.720%	03/22/2018	04/05/2018	$(8,112)	$(8,110)
UBS	1.600	02/05/2018	04/02/2018	(2,929)	(2,929)

Total Sale-Buyback Transactions					$(11,039)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	125

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (6.8)%
Fannie Mae, TBA	4.000%	04/01/2033	$28,500	$(29,195)	$(29,301)
Fannie Mae, TBA	4.500	04/01/2048	5,000	(5,232)	(5,234)
Fannie Mae, TBA	4.500	05/01/2048	27,500	(28,688)	(28,740)
Freddie Mac, TBA	5.500	04/01/2048	57,000	(61,765)	(61,846)
Ginnie Mae, TBA	5.000	04/01/2048	7,100	(7,488)	(7,479)

Total Short Sales (6.8)%				$(132,368)	$(132,600)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
FICC	$5,012	$0	$0	$5,012	$(5,115)	$(103)

Master Securities Forward Transaction Agreement
GSC	0	0	(8,110)	(8,110)	8,131	21
UBS	0	0	(2,929)	(2,929)	2,909	(20)

Total Borrowings and Other Financing Transactions	$5,012	$0	$(11,039)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$0	$(11,039)	$0	$0	$(11,039)

Total Borrowings	$0	$(11,039)	$0	$0	$(11,039)

Payable for sale-buyback financing transactions					$(11,039)

(f)	Securities with an aggregate market value of $11,040 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(28,694) at a weighted average interest rate of 1.517%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(1) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	54	$	13,163	$(76)	$0	$(2)
90-Day Eurodollar December Futures	12/2019	54		13,124	(90)	0	(1)
90-Day Eurodollar June Futures	06/2018	54		13,190	(68)	0	(2)
90-Day Eurodollar June Futures	06/2019	54		13,139	(87)	0	(1)

Total Futures Contracts					$(321)	$0	$(6)

126	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(1)	3-Month USD-LIBOR	2.000%	Semi-Annual	06/20/2023	$	53,100	$1,982	$(181)	$1,801	$0	$(31)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	07/12/2023		29,400	29	978	1,007	0	(17)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		92,500	7,330	2,214	9,544	0	(149)
Receive	3-Month USD-LIBOR	2.050	Semi-Annual	09/07/2027		17,000	178	886	1,064	0	(32)
Receive	3-Month USD-LIBOR	2.038	Semi-Annual	09/12/2027		5,500	0	351	351	0	(10)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		14,200	(186)	467	281	0	(28)
Receive(1)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		6,600	224	109	333	0	(15)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		32,550	(1,240)	1,823	583	0	(193)
Receive(1)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		58,800	5,329	(715)	4,614	0	(345)

Total Swap Agreements							$13,646	$5,932	$19,578	$0	$(820)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$0	$0	$0	$(6)	$(820)	$(826)

(h)	Securities with an aggregate market value of $7,735 and cash of $5,085 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.900%	01/28/2019	$	308,000	$129	$293
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.650	02/13/2019		10,000	78	39
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	06/14/2018		10,400	103	162
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	01/31/2019		13,900	90	65
UAG	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.650	02/04/2019		43,400	325	160

								$725	$719

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC Fannie Mae, TBA 4.000% due 05/01/2048	$	72.000	05/07/2018	$	50,000	$2	$0
FAR	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048		68.000	04/05/2018		250,000	10	0
	Put - OTC Fannie Mae, TBA 3.500% due 04/01/2048		73.000	04/05/2018		555,000	22	0
	Put - OTC Fannie Mae, TBA 4.000% due 04/01/2048		76.500	04/05/2018		138,000	5	0
FBF	Call - OTC Fannie Mae, TBA 4.000% due 04/01/2048		101.953	04/05/2018		24,000	130	164
JPM	Call - OTC Fannie Mae, TBA 4.000% due 04/01/2048		102.078	04/05/2018		24,000	111	136
	Put - OTC Freddie Mac, TBA 3.000% due 04/01/2048		69.000	04/05/2018		50,000	2	0
	Put - OTC Freddie Mac, TBA 3.500% due 05/01/2048		69.000	05/07/2018		200,000	8	0
	Put - OTC Freddie Mac, TBA 4.000% due 05/01/2048		71.000	05/07/2018		126,000	5	0
	Put - OTC Ginnie Mae, TBA 3.000% due 05/01/2048		67.000	05/07/2018		118,000	4	0

							$299	$300

Total Purchased Options							$1,024	$1,019

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	127

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

WRITTEN OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC Fannie Mae, TBA 3.000% due 04/01/2048	$	99.438	04/05/2018	$	500	$(2)	$0
	Call - OTC Fannie Mae, TBA 3.500% due 04/01/2048		99.953	04/05/2018		9,000	(30)	(33)
FAR	Call - OTC Fannie Mae, TBA 3.000% due 05/01/2048		97.805	05/07/2018		7,000	(28)	(26)
	Call - OTC Fannie Mae, TBA 3.000% due 06/01/2048		97.406	06/06/2018		7,000	(26)	(46)
FBF	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048		96.008	04/05/2018		12,000	(55)	0
	Call - OTC Fannie Mae, TBA 3.000% due 04/01/2048		96.273	04/05/2018		14,500	(114)	(189)
	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048		96.375	04/05/2018		12,000	(52)	(1)
	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048		96.750	04/05/2018		12,000	(56)	(3)
GSC	Call - OTC Fannie Mae, TBA 3.000% due 04/01/2048		96.504	04/05/2018		14,500	(95)	(157)
	Call - OTC Fannie Mae, TBA 3.000% due 04/01/2048		98.906	04/05/2018		12,000	(40)	0
	Call - OTC Fannie Mae, TBA 3.500% due 04/01/2048		99.555	04/05/2018		9,500	(36)	(67)
	Call - OTC Fannie Mae, TBA 3.500% due 04/01/2048		100.285	04/05/2018		7,000	(18)	(11)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048		100.254	05/07/2018		4,000	(13)	(15)
	Put - OTC Fannie Mae, TBA 3.500% due 06/01/2048		98.254	06/06/2018		3,500	(12)	(6)
	Call - OTC Fannie Mae, TBA 3.500% due 06/01/2048		100.254	06/06/2018		3,500	(9)	(17)
	Call - OTC Fannie Mae, TBA 3.500% due 06/01/2048		100.313	06/06/2018		9,500	(26)	(43)
	Call - OTC Fannie Mae, TBA 4.000% due 05/01/2048		102.359	05/07/2018		4,000	(17)	(18)
	Call - OTC Fannie Mae, TBA 4.000% due 05/01/2048		102.461	05/07/2018		11,500	(40)	(45)
JPM	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048		98.211	05/07/2018		8,000	(31)	(4)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048		99.719	05/07/2018		7,500	(35)	(51)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048		100.469	05/07/2018		7,500	(34)	(21)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048		100.531	05/07/2018		9,500	(39)	(25)
	Call - OTC Fannie Mae, TBA 3.500% due 06/01/2048		100.133	06/06/2018		16,500	(63)	(88)
	Call - OTC Fannie Mae, TBA 3.500% due 06/01/2048		100.281	06/06/2018		26,500	(96)	(123)
SAL	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048		97.508	04/05/2018		10,000	(34)	(20)
	Call - OTC Fannie Mae, TBA 3.000% due 04/01/2048		99.453	04/05/2018		7,000	(21)	0
	Call - OTC Fannie Mae, TBA 3.000% due 04/01/2048		99.543	04/05/2018		8,500	(25)	0
	Call - OTC Fannie Mae, TBA 3.000% due 06/01/2048		97.797	06/06/2018		4,500	(15)	(22)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048		100.688	05/07/2018		9,500	(30)	(20)
	Call - OTC Fannie Mae, TBA 3.500% due 06/01/2048		100.734	06/06/2018		7,000	(16)	(20)

Total Written Options							$(1,108)	$(1,071)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - BUY PROTECTION(1)

Counterparty	Reference Obligation	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BRC	Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.950% due 02/25/2035	(1.240)%	Monthly	02/25/2035	$148	$0	$77	$77	$0
JPM	UBS Commercial Mortgage Trust	(1.170)	Monthly	09/15/2040	4,000	0	2,141	2,141	0
UAG	Merrill Lynch Mortgage Trust 1.300% due 06/12/2043	(1.080)	Monthly	06/12/2043	3,842	0	2,994	2,994	0

						$0	$5,212	$5,212	$0

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(2)

Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
GST	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.960% due 09/25/2034	0.960%	Monthly	09/25/2034	$ 2,727	$(927)	$935	$8	$0
	Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.690% due 07/25/2035	0.690	Monthly	07/25/2035	2,947	(1,032)	650	0	(382)
	Park Place Securities, Inc. 1-Month USD-LIBOR plus 1.110% due 12/25/2034	1.110	Monthly	12/25/2034	54	(17)	18	1	0
	Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.950% due 11/25/2034	1.950	Monthly	11/25/2034	3	(3)	2	0	(1)

						$(1,979)	$1,605	$9	$(383)

128	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
GST	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.676%	Maturity	06/08/2018	190,000	$0	$52	$52	$0
JPS	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.653	Maturity	05/31/2018	90,000	0	44	44	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.655	Maturity	06/08/2018	45,000	0	22	22	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.611	Maturity	07/05/2018	90,000	0	90	90	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.635	Maturity	07/12/2018	25,000	0	19	19	0
SAL	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.698	Maturity	04/03/2018	75,000	0	(13)	0	(13)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.655	Maturity	06/08/2018	45,000	0	22	22	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.646	Maturity	06/27/2018	200,000	0	126	126	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.649	Maturity	06/28/2018	37,500	0	23	23	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.640	Maturity	07/12/2018	45,000	0	33	33	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.605	Maturity	07/23/2018	55,000	0	61	61	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.630	Maturity	08/06/2018	382,000	0	348	348	0

							$0	$827	$840	$(13)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
DUB	Receive	IOS.FN.650.67 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2038	$5,551	$0	$(16)	$0	$(16)
	Receive	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	1,363	0	2	2	0
JPS	Receive	IOS.FN.600.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	2,973	0	(7)	0	(7)
SAL	Receive	IOS.FN.550.08 Index	N/A	1-Month USD-LIBOR	Monthly	01/12/2039	1,903	0	2	2	0

								$0	$(19)	$4	$(23)

Total Swap Agreements								$(1,979)	$7,625	$6,065	$(419)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BRC	$0	$0	$77	$77	$0	$0	$0	$0	$77	$(300)	$(223)
CBK	0	332	0	332	0	0	0	0	332	(450)	(118)
DUB	0	0	2	2	0	(33)	(16)	(49)	(47)	0	(47)
FAR	0	0	0	0	0	(72)	0	(72)	(72)	0	(72)
FBF	0	164	0	164	0	(193)	0	(193)	(29)	79	50
GLM	0	162	0	162	0	0	0	0	162	(290)	(128)
GSC	0	0	0	0	0	(379)	0	(379)	(379)	0	(379)
GST	0	0	61	61	0	0	(383)	(383)	(322)	336	14
JPM	0	136	2,141	2,277	0	(312)	0	(312)	1,965	(2,090)	(125)
JPS	0	0	175	175	0	0	(7)	(7)	168	0	168
MYC	0	65	0	65	0	0	0	0	65	(120)	(55)
SAL	0	0	615	615	0	(82)	(13)	(95)	520	(360)	160
UAG	0	160	2,994	3,154	0	0	0	0	3,154	(3,160)	(6)

Total Over the Counter	$0	$1,019	$6,065	$7,084	$0	$(1,071)	$(419)	$(1,490)

(j)	Securities with an aggregate market value of $415 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	129

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on asset-backed securities serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Purchased Options	$0	$0	$0	$0	$1,019	$1,019
Swap Agreements	0	5,221	0	0	844	6,065

	$0	$5,221	$0	$0	$1,863	$7,084

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$6	$6
Swap Agreements	0	0	0	0	820	820

	$0	$0	$0	$0	$826	$826

Over the counter
Written Options	$0	$0	$0	$0	$1,071	$1,071
Swap Agreements	0	383	0	0	36	419

	$0	$383	$0	$0	$1,107	$1,490

	$0	$383	$0	$0	$1,933	$2,316

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(123)	$(123)
Swap Agreements	0	0	0	0	(1,029)	(1,029)

	$0	$0	$0	$0	$(1,152)	$(1,152)

Over the counter
Purchased Options	$0	$0	$0	$0	$(1,236)	$(1,236)
Written Options	0	0	0	0	4,153	4,153
Swap Agreements	0	2,620	0	0	(2,497)	123

	$0	$2,620	$0	$0	$420	$3,040

	$0	$2,620	$0	$0	$(732)	$1,888

130	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(322)	$(322)
Swap Agreements	0	0	0	0	6,498	6,498

	$0	$0	$0	$0	$6,176	$6,176

Over the counter
Purchased Options	$0	$0	$0	$0	$65	$65
Written Options	0	0	0	0	681	681
Swap Agreements	0	(2,607)	0	0	827	(1,780)

	$0	$(2,607)	$0	$0	$1,573	$(1,034)

	$0	$(2,607)	$0	$0	$7,749	$5,142

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$233	$0	$233
Industrials	0	1,396	0	1,396
Municipal Bonds & Notes
Texas	0	2,711	0	2,711
U.S. Government Agencies	0	4,133,876	94	4,133,970
U.S. Treasury Obligations	0	77,734	0	77,734
Non-Agency Mortgage-Backed Securities	0	103,521	42,546	146,067
Asset-Backed Securities	0	340,631	8	340,639
Short-Term Instruments
Repurchase Agreements	0	5,011	0	5,011
U.S. Treasury Bills	0	3,298	0	3,298

	$0	$4,668,411	$42,648	$4,711,059

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,798	$0	$0	$15,798

Total Investments	$15,798	$4,668,411	$42,648	$4,726,857

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(132,600)	$0	$(132,600)

Financial Derivative Instruments - Assets
Over the counter	$0	$7,084	$0	$7,084

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6)	(820)	0	(826)
Over the counter	0	(1,490)	0	(1,490)

	$(6)	$(2,310)	$0	$(2,316)

Total Financial Derivative Instruments	$(6)	$4,774	$0	$4,768

Totals	$15,792	$4,540,585	$42,648	$4,599,025

There were no significant transfers among Levels 1 and 2 during the period ended March 31, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2018:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2018(1)
Investments in Securities, at Value
U.S. Government Agencies	$1,328	$0	$(386)	$1	$0	$33	$0	$(882)	$94	$0
Non-Agency Mortgage-Backed Securities	53,122	0	(13,652)	124	1,004	3,260	0	(1,312)	42,546	2,937
Asset-Backed Securities	6,261	0	(4,200)	1	0	(3)	0	(2,051)	8	(4)

Totals	$60,711	$0	$(18,238)	$126	$1,004	$3,290	$0	$(4,245)	$42,648	$2,933

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	131

Schedule of Investments PIMCO Mortgage Portfolio (Cont.)

March 31, 2018

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$94	Proxy Pricing	Base Price	98.803
Non-Agency Mortgage-Backed Securities	42,546	Third Party Vendor	Broker Quote	90.500
Asset-Backed Securities	8	Third Party Vendor	Broker Quote	10.200

Total	$42,648

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

132	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Municipal Sector Portfolio

March 31, 2018

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 96.0%

CORPORATE BONDS & NOTES 2.8%

INDUSTRIALS 2.8%
Northwell Healthcare, Inc.
4.260% due 11/01/2047	$2,000	$1,974
Stanford Health Care
3.795% due 11/15/2048	2,000	2,006

Total Corporate Bonds & Notes (Cost $4,041)		3,980

MUNICIPAL BONDS & NOTES 92.8%

ALABAMA 0.4%
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, (AGC Insured), Series 2009
6.000% due 06/01/2039	500	525

ALASKA 1.5%
Matanuska-Susitna Borough, Alaska Revenue Bonds, (AGC Insured), Series 2009
6.000% due 09/01/2032	1,970	2,088

CALIFORNIA 9.8%
Alameda Corridor Transportation Authority, California Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	2,000	2,434
California State Public Works Board Revenue Bonds, (BABs), Series 2009
8.361% due 10/01/2034	1,000	1,488
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,198
Los Angeles, California Wastewater System Revenue Bonds, Series 2009
5.375% due 06/01/2039	4,000	4,178
San Diego County, California Water Authority Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2038	3,900	3,911
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	250	269
Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	150	172

		13,650

COLORADO 2.2%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	3,000	3,124

CONNECTICUT 2.2%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 07/01/2047	3,000	3,035

DISTRICT OF COLUMBIA 7.5%
District of Columbia Revenue Bonds, Series 2009
5.750% due 10/01/2039	10,000	10,402

FLORIDA 2.4%
Florida State University System Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	1,285	1,313
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017
4.000% due 08/15/2047	2,000	2,019

		3,332

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 17.5%
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2027	$3,000	$3,218
5.250% due 01/01/2028	2,000	2,136
Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 08/15/2036	3,000	3,153
Illinois Finance Authority Revenue Bonds, Series 2010
5.500% due 04/01/2044	1,500	1,557
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	1,200	1,335
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	3,000	3,005
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	900	984
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	2,000	2,091
Railsplitter Tobacco Settlement Authority, Illinois Revenue Bonds, Series 2010
6.000% due 06/01/2028	6,205	6,984

		24,463

LOUISIANA 3.9%
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	4,810	5,454

MARYLAND 3.0%
Baltimore County, Maryland General Obligation Bonds, Series 2018
4.000% due 03/01/2037	2,000	2,126
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	2,000	2,120

		4,246

MICHIGAN 1.4%
Michigan State Hospital Finance Authority Revenue Bonds, Series 2008
5.750% due 05/15/2038	2,000	2,010

NEVADA 1.5%
Clark Department of Aviation, Nevada Revenue Bonds, Series 2014
4.250% due 07/01/2034	2,000	2,097

NEW JERSEY 10.1%
New Jersey Economic Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.500% due 12/15/2034	3,545	3,643
New Jersey Economic Development Authority Revenue Bonds, Series 2013
3.130% due 09/01/2027 ~	1,750	1,729
New Jersey Economic Development Authority Revenue Bonds, Series 2017
5.000% due 06/15/2034	1,000	1,078
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	1,500	1,695
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	6,000	6,000

		14,145

NEW YORK 8.8%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2011
5.250% due 05/01/2025	2,000	2,198

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2009
5.375% due 01/15/2034	$1,905	$1,962
New York City Water & Sewer System, New York Revenue Bonds, Series 2009
5.000% due 06/15/2039	500	518
New York City, New York General Obligation Bonds, Series 2006
1.770% due 04/01/2036	3,000	3,000
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	2,000	2,238
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.750% due 11/01/2030	2,300	2,307

		12,223

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	250	341

PENNSYLVANIA 4.0%
Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017
5.000% due 11/01/2047	4,000	4,413
Pennsylvania Turnpike Commission Revenue Bonds, Series 2017
5.000% due 12/01/2040	1,000	1,102

		5,515

TENNESSEE 3.4%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	1,000	1,331
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2025	3,000	3,398

		4,729

TEXAS 9.7%
North Texas Tollway Authority Revenue Bonds, Series 2011
5.500% due 09/01/2041	1,500	1,677
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000	2,386
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	8,000	8,228
Texas State General Obligation Bonds, (BABs), Series 2009
5.517% due 04/01/2039	1,000	1,285

		13,576

WASHINGTON 3.3%
King County, Washington Public Hospital District No. 1, General Obligation Bonds, Series 2008
5.250% due 12/01/2037	2,000	2,012
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	2,500	2,627

		4,639

Total Municipal Bonds & Notes (Cost $119,386)		129,594

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	133

Schedule of Investments PIMCO Municipal Sector Portfolio (Cont.)

MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS (a) 0.4%
$574

Total Short-Term Instruments (Cost $574)	574

Total Investments in Securities (Cost $124,001)	134,148

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 2.5%

SHORT-TERM INSTRUMENTS 2.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.5%
PIMCO Short-Term Floating NAV Portfolio III	350,013	$3,459

Total Short-Term Instruments (Cost $3,458)		3,459

Total Investments in Affiliates (Cost $3,458)		3,459

Total Investments 98.5% (Cost $127,459)		$137,607

Other Assets and Liabilities, net 1.5%		2,103

Net Assets 100.0%		$139,710

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$574	U.S. Treasury Notes 2.250% due 01/31/2024	$(589)	$574	$574

Total Repurchase Agreements						$(589)	$574	$574

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$574	$0	$0	$574	$(589)	$(15)

Total Borrowings and Other Financing Transactions	$574	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain on Financial Derivative Instruments
Over the counter
Swap Agreements	$0	$1	$0	$0	$0	$1

134	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$3,980	$0	$3,980
Municipal Bonds & Notes
Alabama	0	525	0	525
Alaska	0	2,088	0	2,088
California	0	13,650	0	13,650
Colorado	0	3,124	0	3,124
Connecticut	0	3,035	0	3,035
District of Columbia	0	10,402	0	10,402
Florida	0	3,332	0	3,332
Illinois	0	24,463	0	24,463
Louisiana	0	5,454	0	5,454
Maryland	0	4,246	0	4,246
Michigan	0	2,010	0	2,010
Nevada	0	2,097	0	2,097
New Jersey	0	14,145	0	14,145

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
New York	$0	$12,223	$0	$12,223
Ohio	0	341	0	341
Pennsylvania	0	5,515	0	5,515
Tennessee	0	4,729	0	4,729
Texas	0	13,576	0	13,576
Washington	0	4,639	0	4,639
Short-Term Instruments
Repurchase Agreements	0	574	0	574

	$0	$134,148	$0	$134,148

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,459	$0	$0	$3,459

Total Investments	$3,459	$134,148	$0	$137,607

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	135

Schedule of Investments PIMCO Real Return Portfolio

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 149.0%

U.S. TREASURY OBLIGATIONS 140.8%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2019	$2,549	$2,547
0.125% due 04/15/2020	64	63
0.125% due 04/15/2021	3,294	3,266
0.125% due 04/15/2022	2,293	2,260
0.125% due 07/15/2022 (c)	366	363
0.125% due 01/15/2023	3,801	3,737
0.125% due 07/15/2024	2,881	2,814
0.125% due 07/15/2026	1,717	1,649
0.250% due 01/15/2025	2,962	2,895
0.375% due 07/15/2023	394	393
0.375% due 01/15/2027	1,560	1,519
0.500% due 01/15/2028	1,055	1,036
0.625% due 07/15/2021	550	556
0.625% due 01/15/2024	924	929
0.625% due 02/15/2043	1,768	1,665
0.750% due 02/15/2045	3,021	2,909
1.375% due 02/15/2044	479	531
1.750% due 01/15/2028 (c)	5,761	6,330
2.500% due 01/15/2029	2,967	3,513
3.625% due 04/15/2028 (c)	11,371	14,571
3.875% due 04/15/2029 (c)	3,682	4,898

Total U.S. Treasury Obligations (Cost $58,614)		58,444

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 7.0%
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.300% (US0001M + 0.280%) due 01/25/2035 ~	$415	$408
Merrill Lynch Mortgage Investors Trust
2.292% (US0001M + 0.420%) due 07/25/2030 ~	2,628	2,502

Total Non-Agency Mortgage-Backed Securities (Cost $2,860)		2,910

SOVEREIGN ISSUES 0.7%
Development Bank of Japan, Inc.
2.125% due 09/01/2022	300	291

Total Sovereign Issues (Cost $299)		291

SHORT-TERM INSTRUMENTS 0.5%

REPURCHASE AGREEMENTS (b) 0.5%
		226

Total Short-Term Instruments (Cost $226)		226

Total Investments in Securities (Cost $61,999)		61,871

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 7.1%

SHORT-TERM INSTRUMENTS 7.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.1%
PIMCO Short-Term Floating NAV Portfolio III	298,534	$2,950

Total Short-Term Instruments (Cost $2,950)		2,950

Total Investments in Affiliates (Cost $2,950)		2,950

Total Investments 156.1% (Cost $64,949)		$64,821

Financial Derivative Instruments (d)(e) 1.6% (Cost or Premiums, net $(1,003))		653

Other Assets and Liabilities, net (57.7)%		(23,952)

Net Assets 100.0%		$41,522

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(a)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$226	U.S. Treasury Notes 2.250% due 01/31/2024	$(231)	$226	$226

Total Repurchase Agreements						$(231)	$226	$226

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	1.650%	01/23/2018	04/23/2018	$(204)	$(204)
BSN	1.610	01/24/2018	04/24/2018	(9,193)	(9,221)
GRE	1.640	01/19/2018	04/19/2018	(14,830)	(14,880)

Total Reverse Repurchase Agreements					$(24,305)

136	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$0	$(204)	$0	$(204)	$201	$(3)
BSN	0	(9,221)	0	(9,221)	9,084	(137)
FICC	226	0	0	226	(231)	(5)
GRE	0	(14,880)	0	(14,880)	14,831	(49)

Total Borrowings and Other Financing Transactions	$226	$(24,305)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(24,305)	$0	$0	$(24,305)

Total Borrowings	$0	$(24,305)	$0	$0	$(24,305)

Payable for reverse repurchase agreements					$(24,305)

(c)	Securities with an aggregate market value of $24,115 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended 03/31/2018 was $(113,182) at a weighted average interest rate of 1.117%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(d)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 10-Year Note June Futures	06/2018	25	$	3,029	$38	$6	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 5-Year Note June Futures	06/2018	5	$	(572)	$(3)	$0	$(1)

Total Futures Contracts					$35	$6	$(1)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$6	$0	$6	$0	$(1)	$0	$(1)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	137

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

Cash of $102 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
GLM	04/2018	DKK	1,818		$278	$0	$(22)
MSB	04/2018	JPY	59,600		560	0	0
UAG	04/2018		$295	DKK	1,824	6	0
	04/2018		568	JPY	59,600	0	(7)
	05/2018	JPY	59,600		$568	7	0

Total Forward Foreign Currency Contracts						$13	$(29)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date(1)	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$12,000	$(107)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	2,800	(36)	0
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	28,300	(206)	(2)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	2,400	(17)	0
	Cap - OTC YOY CPURNSA	233.707	Maximum of [(3 + 0.000%) - (Final Index/Initial Index)] or 0	04/10/2020	59,200	(157)	342
	Floor - OTC YOY CPURNSA	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020	59,200	(157)	365
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	17,000	(192)	(25)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	7,100	(131)	(16)

						$(1,003)	$664

Total Written Options						$(1,003)	$664

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of March 31, 2018:

	Financial Derivative Assets					Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Written Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)	Net Exposure(2)
GLM	$0	$0	$0	$0	$0	$(22)	$0	$(22)	$(22)	$0	$(22)
JPM	0	0	664	0	664	0	0	0	664	(470)	194
UAG	13	0	0	0	13	(7)	0	(7)	6	0	6

Total Over the Counter	$13	$0	$664	$0	$677	$(29)	$0	$(29)

(1)	YOY options may have a series of expirations.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

138	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$6	$6

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13	$0	$13
Written Options	0	0	0	0	664	664

	$0	$0	$0	$13	$664	$677

	$0	$0	$0	$13	$670	$683

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1	$1

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$29	$0	$29

	$0	$0	$0	$29	$1	$30

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(116)	$(116)
Written Options	0	0	0	0	314	314
Futures	0	0	0	0	203	203
Swap Agreements	0	(98)	0	0	2,587	2,489

	$0	$(98)	$0	$0	$2,988	$2,890

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,190)	$0	$(1,190)
Purchased Options	0	0	0	0	(1,849)	(1,849)
Written Options	0	10	0	20	2,477	2,507
Swap Agreements	0	1,107	0	(5)	1,143	2,245

	$0	$1,117	$0	$(1,175)	$1,771	$1,713

	$0	$1,019	$0	$(1,175)	$4,759	$4,603

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$72	$72
Written Options	0	0	0	0	(69)	(69)
Futures	0	0	0	0	(137)	(137)
Swap Agreements	0	0	0	0	(3,295)	(3,295)

	$0	$0	$0	$0	$(3,429)	$(3,429)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(947)	$0	$(947)
Purchased Options	0	0	0	0	630	630
Written Options	0	0	0	20	(1,659)	(1,639)
Swap Agreements	0	(861)	0	0	(1,737)	(2,598)

	$0	$(861)	$0	$(927)	$(2,766)	$(4,554)

	$0	$(861)	$0	$(927)	$(6,195)	$(7,983)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	139

Schedule of Investments PIMCO Real Return Portfolio (Cont.)

March 31, 2018

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$58,444	$0	$58,444
Non-Agency Mortgage-Backed Securities	0	2,910	0	2,910
Sovereign Issues	0	291	0	291
Short-Term Instruments
Repurchase Agreements	0	226	0	226

	$0	$61,871	$0	$61,871

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,950	$0	$0	$2,950

Total Investments	$2,950	$61,871	$0	$64,821

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$6	$0	$0	$6
Over the counter	0	677	0	677

	$6	$677	$0	$683

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	0	0	(1)
Over the counter	0	(29)	0	(29)

	$(1)	$(29)	$0	$(30)

Total Financial Derivative Instruments	$5	$648	$0	$653

Totals	$2,955	$62,519	$0	$65,474

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

140	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments PIMCO Short-Term Portfolio

March 31, 2018

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 88.0%

CORPORATE BONDS & NOTES 0.8%

BANKING & FINANCE 0.1%
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^(a)	$2,000	$84
National Australia Bank Ltd.
1.375% due 07/12/2019	600	590

		674

INDUSTRIALS 0.7%
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021	3,089	3,213
UAL Pass-Through Trust
6.636% due 01/02/2024	727	763

		3,976

Total Corporate Bonds & Notes (Cost $5,562)		4,651

U.S. GOVERNMENT AGENCIES 21.0%
Fannie Mae
1.660% due 03/25/2027 ~	81	81
1.681% (LIBOR01M + 0.060%) due 12/25/2036 ~	128	127
1.726% due 03/25/2027 ~	40	40
1.932% (LIBOR01M + 0.060%) due 12/25/2036 ~	6	6
1.971% (US0001M + 0.350%) due 09/25/2042 ~	217	216
1.977% (D11COF + 1.200%) due 04/25/2023 ~	6	6
1.987% (COF 11 + 1.250%) due 07/01/2022 - 08/01/2032 ~	5	5
1.992% (LIBOR01M + 0.120%) due 03/25/2034 ~	82	81
2.000% (COF 11 + 1.250%) due 10/01/2024 ~	8	8
2.003% (COF 11 + 1.250%) due 07/01/2027 - 11/01/2040 ~	34	33
2.072% (US0001M + 0.200%) due 05/25/2035 ~	21	20
2.172% (LIBOR01M + 0.300%) due 01/25/2034 ~	22	22
2.208% (LIBOR01M + 0.400%) due 11/17/2030 - 05/18/2032 ~	67	67
2.222% (LIBOR01M + 0.350%) due 05/25/2042 ~	27	27
2.258% (LIBOR01M + 0.450%) due 09/17/2027 - 10/18/2030 ~	78	78
2.272% (LIBOR01M + 0.400%) due 06/25/2029 - 12/25/2033 ~	132	133
2.308% (LIBOR01M + 0.500%) due 11/18/2030 ~	34	35
2.312% (LIBOR01M + 0.440%) due 05/25/2036 ~	13	13
2.322% (LIBOR01M + 0.450%) due 10/25/2030 ~	39	40
2.372% (LIBOR01M + 0.500%) due 08/25/2031 - 01/25/2033 ~	79	80
2.401% (12MTA + 1.200%) due 07/01/2042 - 07/01/2044 ~	529	538
2.422% (LIBOR01M + 0.550%) due 12/25/2021 - 12/25/2030 ~	28	28
2.451% (12MTA + 1.250%) due 09/01/2041 ~	29	30
2.472% (LIBOR01M + 0.600%) due 04/25/2022 - 12/25/2023 ~	144	145
2.484% (H15T1Y + 1.525%) due 06/01/2033 ~	196	201
2.522% (LIBOR01M + 0.650%) due 10/25/2022 - 11/25/2031 ~	73	74
2.569% (COF 11 + 1.824%) due 01/01/2019 ~	2	2
2.572% (LIBOR01M + 0.700%) due 09/25/2022 - 04/25/2032 ~	47	47

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.601% (12MTA + 1.400%) due 09/01/2040 ~	$4	$4
2.622% (LIBOR01M + 0.750%) due 05/25/2022 ~	37	38
2.672% (LIBOR01M + 0.800%) due 09/25/2020 ~	5	5
2.695% (H15T1Y + 1.945%) due 04/01/2034 ~	35	37
2.700% (T7Y - 0.100%) due 03/25/2022 ~	4	4
2.702% (LIBOR01M + 0.830%) due 01/25/2022 ~	15	15
2.763% (H15T1Y + 1.706%) due 04/01/2028 ~	34	35
2.770% (T7Y) due 10/25/2021 ~	5	5
2.795% (H15T1Y + 2.045%) due 04/01/2034 ~	155	158
2.813% (US0006M + 1.313%) due 05/01/2034 ~	37	38
2.840% (H15T1Y + 1.715%) due 10/01/2032 ~	47	48
2.872% (LIBOR01M + 1.000%) due 12/25/2023 - 04/25/2032 ~	190	194
2.875% (US0006M + 1.375%) due 11/01/2036 ~	160	163
2.900% (H15T1Y + 1.900%) due 05/01/2030 ~	19	19
2.913% (US0006M + 1.413%) due 04/01/2033 ~	72	74
2.935% (US0006M + 1.435%) due 05/01/2035 ~	39	40
2.937% (US0006M + 1.407%) due 06/01/2035 ~	78	81
2.938% (US0006M + 1.313%) due 07/01/2033 ~	225	224
2.953% (US0006M + 1.453%) due 12/01/2032 ~	102	104
2.960% (US0006M + 1.355%) due 05/01/2032 ~	53	56
2.965% (US0006M + 1.465%) due 05/01/2034 ~	118	120
2.979% (H15T1Y + 2.125%) due 05/01/2032 ~	63	63
2.986% (US0006M + 1.487%) due 10/01/2034 ~	172	178
2.989% (US0006M + 1.253%) due 08/01/2028 ~	150	155
2.995% (US0006M + 1.495%) due 07/01/2036 ~	75	75
2.998% (US0006M + 1.422%) due 09/01/2033 ~	129	132
3.000% due 08/01/2028 - 01/01/2033	1,965	1,964
3.007% (H15T3Y + 2.050%) due 03/01/2035 ~	179	186
3.022% (LIBOR01M + 1.150%) due 04/25/2023 - 10/25/2023 ~	61	62
3.023% (H15T1Y + 2.148%) due 04/01/2035 ~	4	4
3.025% (H15T1Y + 1.900%) due 11/01/2022 ~	4	4
3.025% (US0006M + 1.525%) due 09/01/2033 ~	89	92
3.030% (US0006M + 1.405%) due 07/01/2035 ~	161	170
3.040% (US0006M + 1.415%) due 12/01/2032 ~	29	30
3.050% (H15T1Y + 2.175%) due 03/01/2035 ~	1	1
3.054% (12MTA + 1.842%) due 11/01/2035 ~	34	36
3.059% (US0006M + 1.511%) due 01/01/2035 ~	79	82
3.061% (US0006M + 1.490%) due 11/01/2033 ~	107	111
3.072% (LIBOR01M + 1.200%) due 05/25/2022 - 01/25/2024 ~	82	83
3.072% (US0006M + 1.458%) due 01/01/2035 ~	5	5
3.075% (US0006M + 1.450%) due 01/01/2033 ~	9	9

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.078% (H15T1Y + 2.307%) due 05/01/2036 ~	$175	$186
3.080% (US0006M + 1.415%) due 10/01/2032 ~	16	17
3.082% (US0006M + 1.523%) due 09/01/2034 ~	48	50
3.110% (12MTA + 1.893%) due 11/01/2035 ~	35	37
3.111% (12MTA + 1.929%) due 11/01/2035 ~	18	19
3.122% (US0012M + 1.375%) due 12/01/2034 ~	20	21
3.125% (H15T1Y + 2.125%) due 06/01/2019 ~	2	2
3.125% (H15T1Y + 2.000%) due 08/01/2034 ~	28	29
3.128% (H15T1Y + 2.000%) due 01/01/2033 ~	6	6
3.136% (US0012M + 1.386%) due 04/01/2035 ~	8	8
3.137% (US0006M + 1.536%) due 01/01/2035 ~	26	27
3.157% (US0012M + 1.407%) due 04/01/2034 ~	29	30
3.157% (COF 11 + 1.251%) due 05/01/2036 ~	137	142
3.165% (US0006M + 1.450%) due 02/01/2037 ~	33	34
3.166% (US0012M + 1.300%) due 02/01/2035 ~	16	17
3.180% (US0006M + 1.565%) due 07/01/2035 ~	20	21
3.182% (US0006M + 1.563%) due 07/01/2034 ~	127	131
3.183% (US0006M + 1.572%) due 07/01/2034 ~	178	184
3.185% (US0006M + 1.565%) due 07/01/2035 ~	19	20
3.187% (COF 11 + 1.250%) due 05/01/2036 ~	65	68
3.204% (US0006M + 1.550%) due 09/01/2033 ~	57	59
3.207% (H15T1Y + 2.210%) due 04/01/2035 ~	32	34
3.211% (H15T1Y + 2.195%) due 07/01/2037 ~	98	104
3.215% (US0006M + 1.413%) due 09/01/2033 ~	33	34
3.249% (H15T1Y + 2.125%) due 05/01/2033 ~	30	31
3.252% (H15T1Y + 2.254%) due 07/01/2029 ~	12	12
3.252% (US0012M + 1.502%) due 09/01/2033 ~	149	156
3.254% (US0012M + 1.379%) due 02/01/2032 ~	9	9
3.256% (US0012M + 1.506%) due 11/01/2032 ~	16	16
3.257% (H15T1Y + 2.257%) due 06/01/2030 ~	13	14
3.260% (US0006M + 1.717%) due 07/01/2037 ~	44	45
3.263% (US0006M + 1.534%) due 02/01/2035 ~	94	97
3.264% (US0012M + 1.514%) due 07/01/2034 ~	75	80
3.270% (US0006M + 1.645%) due 07/01/2033 ~	39	41
3.272% (H15T1Y + 2.207%) due 02/01/2035 ~	20	21
3.284% (H15T1Y + 2.393%) due 09/01/2035 ~	517	543
3.295% (H15T1Y + 2.205%) due 09/01/2033 ~	33	35
3.313% (H15T1Y + 2.145%) due 04/01/2040 ~	286	301
3.315% (US0012M + 1.564%) due 11/01/2034 ~	84	88
3.317% (US0006M + 1.735%) due 07/01/2033 ~	153	161

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	141

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.319% (H15T1Y + 2.223%) due 07/01/2035 ~	$42	$45
3.330% (H15T1Y + 2.205%) due 08/01/2033 ~	21	22
3.333% (US0012M + 1.583%) due 08/01/2033 ~	2	2
3.336% (H15T1Y + 2.249%) due 04/01/2033 ~	2	2
3.339% (US0012M + 1.554%) due 01/01/2035 ~	41	43
3.340% (H15T1Y + 2.154%) due 11/01/2026 ~	117	120
3.340% (H15T1Y + 2.215%) due 09/01/2034 ~	135	138
3.353% (US0012M + 1.534%) due 12/01/2034 ~	58	61
3.355% (H15T1Y + 2.180%) due 12/01/2035 ~	221	232
3.358% (H15T1Y + 2.035%) due 02/01/2035 ~	53	56
3.365% (H15T1Y + 2.115%) due 06/01/2027 ~	10	10
3.365% (US0012M + 1.599%) due 05/01/2033 ~	13	13
3.367% (H15T1Y + 2.304%) due 10/01/2033 ~	77	79
3.370% (US0006M + 1.495%) due 10/01/2035 ~	217	225
3.371% (US0012M + 1.621%) due 12/01/2036 ~	132	137
3.375% (US0012M + 1.625%) due 10/01/2034 ~	18	19
3.375% (US0012M + 1.556%) due 03/01/2035 ~	154	161
3.377% (US0012M + 1.627%) due 08/01/2035 ~	120	126
3.377% (US0012M + 1.565%) due 04/01/2037 ~	20	21
3.382% (US0012M + 1.632%) due 11/01/2034 ~	11	11
3.385% (H15T1Y + 2.135%) due 11/01/2043 ~	110	113
3.388% (US0012M + 1.589%) due 01/01/2037 ~	5	5
3.390% (US0012M + 1.636%) due 09/01/2033 ~	24	25
3.390% (US0012M + 1.621%) due 05/01/2036 ~	73	76
3.393% (US0006M + 1.518%) due 03/01/2034 ~	266	276
3.395% (H15T1Y + 2.048%) due 12/01/2035 ~	4	4
3.396% (US0012M + 1.640%) due 06/01/2035 ~	18	19
3.397% (US0012M + 1.604%) due 07/01/2035 ~	2	2
3.415% (H15T1Y + 2.181%) due 11/01/2031 ~	22	23
3.420% (US0012M + 1.670%) due 11/01/2034 ~	46	48
3.421% (US0012M + 1.495%) due 02/01/2035 ~	224	224
3.426% (US0012M + 1.676%) due 10/01/2035 ~	25	26
3.445% (US0012M + 1.695%) due 11/01/2033 ~	315	328
3.446% (US0012M + 1.696%) due 07/01/2035 ~	12	13
3.447% (H15T1Y + 2.157%) due 01/01/2033 ~	7	8
3.450% (H15T3Y + 2.325%) due 07/01/2019 ~	1	1
3.450% (US0012M + 1.700%) due 10/01/2047 - 11/01/2047 ~	246	242
3.455% (H15T1Y + 2.205%) due 10/01/2033 ~	174	183
3.469% (H15T1Y + 2.025%) due 01/01/2034 ~	3	3
3.472% (US0012M + 1.672%) due 01/01/2036 ~	2	3

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.475% (US0012M + 1.600%) due 07/01/2034 ~	$17	$18
3.476% (US0012M + 1.701%) due 02/01/2034 ~	55	58
3.487% (US0012M + 1.737%) due 12/01/2035 ~	20	21
3.489% (US0012M + 1.739%) due 11/01/2033 ~	185	194
3.491% (US0006M + 1.960%) due 09/01/2035 ~	54	57
3.491% (US0012M + 1.725%) due 12/01/2036 ~	12	13
3.495% (H15T1Y + 2.265%) due 07/01/2026 ~	195	201
3.495% (US0012M + 1.730%) due 12/01/2035 ~	26	28
3.495% (US0006M + 1.995%) due 04/01/2036 ~	189	193
3.499% (US0012M + 1.746%) due 04/01/2036 ~	2	2
3.500% (H15T1Y + 2.000%) due 01/01/2033 ~	22	23
3.500% (US0012M + 1.750%) due 12/01/2033 - 08/01/2035 ~	360	373
3.500% due 11/01/2044	2,420	2,432
3.502% (US0012M + 1.699%) due 06/01/2037 ~	42	44
3.506% (US0012M + 1.750%) due 11/01/2034 ~	14	15
3.507% (US0012M + 1.641%) due 07/01/2033 ~	7	7
3.508% (H15T1Y + 2.383%) due 06/01/2030 ~	2	2
3.510% (US0012M + 1.760%) due 10/01/2033 ~	35	37
3.523% (H15T1Y + 2.345%) due 06/01/2034 ~	221	223
3.525% (H15T1Y + 2.275%) due 09/01/2032 - 11/01/2032 ~	41	42
3.537% (H15T3Y + 2.322%) due 03/01/2030 ~	294	302
3.538% (H15T1Y + 2.175%) due 01/01/2036 ~	271	285
3.540% (US0012M + 1.750%) due 03/01/2034 ~	209	218
3.545% (H15T1Y + 2.295%) due 12/01/2035 ~	60	61
3.545% (US0012M + 1.795%) due 07/01/2036 ~	72	74
3.551% (H15T1Y + 2.360%) due 11/01/2034 ~	15	16
3.552% (US0012M + 1.802%) due 09/01/2036 ~	2	2
3.554% (US0012M + 1.692%) due 02/01/2034 ~	36	37
3.562% (US0012M + 1.623%) due 01/01/2033 ~	16	17
3.565% (US0012M + 1.690%) due 05/01/2035 ~	101	103
3.574% (US0012M + 1.655%) due 03/01/2034 ~	20	20
3.575% (US0012M + 1.750%) due 02/01/2036 ~	39	41
3.582% (US0012M + 1.625%) due 03/01/2036 ~	93	96
3.584% (US0012M + 1.750%) due 06/01/2034 ~	4	4
3.595% (US0012M + 1.845%) due 11/01/2033 ~	59	61
3.598% (H15T1Y + 2.284%) due 03/01/2033 ~	43	46
3.605% (US0012M + 1.730%) due 12/01/2035 ~	199	202
3.610% (H15T1Y + 2.196%) due 02/01/2035 ~	58	61
3.611% (H15T1Y + 2.400%) due 08/01/2033 ~	399	417
3.615% (H15T3Y + 2.115%) due 08/01/2024 ~	5	5
3.615% (US0012M + 1.865%) due 10/01/2043 ~	11	11

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.618% (H15T1Y + 2.368%) due 09/01/2029 ~	$49	$50
3.627% (US0006M + 1.916%) due 02/01/2034 ~	128	134
3.629% (H15T1Y + 2.275%) due 01/01/2033 ~	6	6
3.650% (US0006M + 2.025%) due 08/01/2034 ~	125	128
3.650% (H15T1Y + 2.150%) due 03/01/2035 ~	111	112
3.659% (US0012M + 1.628%) due 04/01/2033 ~	12	13
3.664% (US0012M + 1.820%) due 06/01/2036 ~	71	74
3.672% (US0012M + 1.672%) due 05/01/2037 ~	208	215
3.690% (US0012M + 1.990%) due 08/01/2037 ~	589	614
3.701% (H15T1Y + 2.390%) due 10/01/2035 ~	92	95
3.703% (H15T1Y + 2.058%) due 03/01/2033 ~	81	82
3.734% (US0012M + 1.681%) due 02/01/2034 ~	193	204
3.750% (US0006M + 2.250%) due 06/01/2034 ~	7	7
3.758% (H15T1Y + 2.508%) due 12/01/2030 ~	3	3
3.767% (US0012M + 1.835%) due 04/01/2035 ~	2	2
3.799% (US0012M + 2.030%) due 04/01/2035 ~	18	19
3.810% (US0012M + 1.830%) due 01/01/2036 ~	11	11
3.816% (US0012M + 1.695%) due 03/01/2033 ~	8	8
3.835% due 08/25/2042 ~	32	33
3.870% (NMCR) due 06/01/2021 ~	6	6
3.943% (COF 11 + 1.254%) due 05/01/2036 ~	47	49
3.980% (H15T1Y + 2.480%) due 04/01/2033 ~	118	118
4.170% (H15T1Y + 2.375%) due 09/01/2037 ~	182	190
4.221% (US0012M + 2.471%) due 09/01/2035 ~	114	123
4.500% due 09/25/2018	1	1
5.436% due 12/25/2042 ~	132	139
5.500% due 08/25/2020	5	5
6.000% due 02/25/2044 - 08/25/2044	50	54
6.250% due 05/25/2042	30	33
6.500% due 07/25/2021 - 01/25/2044	689	766
6.639% (US0006M + 3.109%) due 09/01/2024 ~	356	347
7.000% due 02/25/2023 - 02/25/2044	63	66
7.500% due 05/01/2028 - 05/25/2042	40	45
8.000% due 08/25/2022 - 10/01/2026	87	93
9.000% due 03/25/2020	9	9
Fannie Mae, TBA
2.500% due 05/01/2033	3,000	2,935
3.000% due 05/01/2033 - 05/01/2048	9,500	9,413
3.500% due 05/01/2048	17,000	17,000
4.000% due 05/01/2048 - 06/01/2048	17,000	17,402
Freddie Mac
1.987% (COF 11 + 1.250%) due 01/01/2030 ~	32	32
2.003% (COF 11 + 1.250%) due 02/01/2019 ~	4	4
2.077% (LIBOR01M + 0.300%) due 03/15/2036 ~	4	4
2.088% (LIBOR01M + 0.500%) due 05/15/2023 ~	11	11

142	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.127% (LIBOR01M + 0.350%) due 02/15/2029 - 03/15/2029 ~	$49	$48
2.132% (LIBOR01M + 0.260%) due 08/25/2031 ~	500	497
2.152% (LIBOR01M + 0.280%) due 09/25/2031 ~	278	275
2.177% (LIBOR01M + 0.400%) due 07/15/2026 - 01/15/2033 ~	146	147
2.222% (LIBOR01M + 0.350%) due 06/25/2029 ~	82	83
2.227% (LIBOR01M + 0.450%) due 03/15/2024 - 08/15/2029 ~	137	138
2.263% (12MTA + 1.200%) due 02/25/2045 ~	61	61
2.272% (LIBOR01M + 0.400%) due 05/25/2043 ~	1,112	1,108
2.277% (LIBOR01M + 0.500%) due 05/15/2023 - 01/15/2032 ~	128	129
2.327% (LIBOR01M + 0.550%) due 08/15/2029 - 03/15/2032 ~	130	132
2.347% (COF 11 + 1.615%) due 11/01/2024 ~	18	18
2.377% (LIBOR01M + 0.600%) due 08/15/2022 - 12/15/2031 ~	181	183
2.380% (COF 11 + 1.645%) due 12/01/2024 ~	109	108
2.401% (12MTA + 1.200%) due 10/25/2044 ~	674	683
2.477% (LIBOR01M + 0.700%) due 04/15/2022 ~	6	6
2.601% (12MTA + 1.400%) due 07/25/2044 ~	3,371	3,382
2.780% (US0012M + 0.905%) due 09/01/2037 ~	250	255
3.000% (H15T1Y + 2.250%) due 04/01/2032 ~	40	42
3.000% due 02/01/2048	14,911	14,544
3.056% (H15T1Y + 2.225%) due 05/01/2035 ~	122	125
3.073% (H15T1Y + 2.250%) due 05/01/2033 ~	2	2
3.088% (H15T1Y + 1.975%) due 08/01/2033 ~	25	26
3.115% (H15T1Y + 2.250%) due 04/01/2032 ~	135	142
3.148% (US0006M + 1.584%) due 12/01/2035 ~	24	25
3.165% (US0006M + 1.665%) due 09/01/2034 ~	142	146
3.201% (H15T1Y + 2.250%) due 03/01/2036 ~	7	7
3.235% (H15T1Y + 2.225%) due 04/01/2034 ~	131	138
3.249% (H15T1Y + 2.075%) due 10/01/2027 ~	14	14
3.250% (H15T1Y + 2.125%) due 11/01/2029 ~	46	46
3.261% (US0012M + 1.511%) due 04/01/2036 ~	112	112
3.280% (H15T1Y + 2.250%) due 07/01/2033 ~	4	4
3.284% (US0012M + 1.347%) due 03/01/2035 ~	35	36
3.285% (H15T1Y + 2.249%) due 03/01/2032 ~	73	76
3.290% (US0006M + 1.665%) due 01/01/2037 ~	54	54
3.325% (H15T1Y + 2.200%) due 07/01/2033 ~	8	8
3.336% (H15T1Y + 2.336%) due 06/01/2035 ~	5	5
3.346% (H15T5Y + 1.990%) due 09/01/2030 ~	218	224
3.355% (H15T1Y + 2.105%) due 11/01/2036 ~	627	653
3.365% (US0006M + 1.740%) due 09/01/2036 ~	223	222
3.373% (H15T1Y + 2.250%) due 08/01/2035 ~	22	23
3.384% (H15T1Y + 2.250%) due 09/01/2035 ~	45	48

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.415% (US0012M + 1.665%) due 08/01/2035 ~	$206	$209
3.415% (H15T1Y + 2.165%) due 07/01/2036 ~	83	85
3.416% (US0012M + 1.666%) due 08/01/2035 ~	4	4
3.416% (H15T1Y + 2.250%) due 11/01/2036 ~	4	4
3.421% (H15T1Y + 2.314%) due 01/01/2034 ~	173	181
3.455% (US0012M + 1.705%) due 12/01/2036 ~	46	48
3.475% (H15T1Y + 2.225%) due 11/01/2033 ~	43	45
3.481% (H15T1Y + 2.280%) due 09/01/2034 ~	261	275
3.481% (US0012M + 1.731%) due 08/01/2035 ~	152	160
3.485% (US0012M + 1.735%) due 07/01/2036 ~	1	1
3.500% (H15T1Y + 2.250%) due 11/01/2033 - 10/01/2034 ~	124	130
3.500% (US0012M + 1.750%) due 09/01/2034 - 12/01/2034 ~	247	257
3.504% (H15T1Y + 2.379%) due 08/01/2023 ~	5	5
3.506% (H15T1Y + 2.358%) due 12/01/2034 ~	9	9
3.511% (US0012M + 1.717%) due 07/01/2035 ~	4	4
3.519% (H15T1Y + 2.336%) due 01/01/2030 ~	100	103
3.520% (US0012M + 1.758%) due 07/01/2035 ~	76	80
3.521% (US0012M + 1.771%) due 09/01/2035 ~	15	15
3.530% (US0012M + 1.780%) due 03/01/2036 ~	220	228
3.530% (H15T1Y + 2.280%) due 11/01/2036 ~	12	13
3.545% (US0012M + 1.795%) due 04/01/2036 - 09/01/2037 ~	104	108
3.567% (US0012M + 1.625%) due 02/01/2037 ~	8	8
3.582% (H15T1Y + 2.332%) due 09/01/2034 ~	148	150
3.584% (US0012M + 1.761%) due 05/01/2035 ~	217	229
3.590% (US0012M + 1.840%) due 09/01/2035 ~	13	14
3.596% (H15T1Y + 2.245%) due 01/01/2036 ~	49	52
3.600% (US0012M + 1.836%) due 01/01/2036 ~	10	10
3.618% (H15T1Y + 2.250%) due 12/01/2032 ~	14	15
3.618% (H15T1Y + 2.368%) due 09/01/2035 ~	69	73
3.622% (H15T1Y + 2.355%) due 04/01/2034 ~	5	5
3.623% (US0012M + 1.873%) due 07/01/2037 ~	112	110
3.633% (H15T1Y + 2.587%) due 03/01/2035 ~	68	72
3.636% (US0012M + 1.833%) due 01/01/2035 ~	8	8
3.640% (H15T1Y + 2.245%) due 02/01/2036 ~	5	6
3.656% (US0012M + 1.828%) due 08/01/2036 ~	52	53
3.661% (US0012M + 1.911%) due 04/01/2035 ~	120	122
3.665% (US0012M + 1.965%) due 11/01/2034 ~	159	159
3.665% (US0012M + 1.665%) due 09/01/2035 ~	139	143
3.685% (US0012M + 1.870%) due 06/01/2035 ~	13	14
3.696% (H15T3Y + 2.434%) due 01/01/2027 ~	82	85

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.704% (US0012M + 1.936%) due 01/01/2037 ~	$6	$7
3.719% (US0012M + 1.785%) due 03/01/2036 ~	141	148
3.792% (H15T1Y + 2.542%) due 10/01/2035 ~	144	152
3.801% (US0012M + 1.985%) due 02/01/2036 ~	21	22
3.835% (US0012M + 2.085%) due 08/01/2037 ~	232	242
3.842% (H15T1Y + 2.390%) due 02/01/2036 ~	5	5
3.848% (H15T1Y + 2.210%) due 02/01/2035 ~	67	69
3.854% (US0012M + 1.865%) due 02/01/2036 ~	26	27
3.891% (H15T1Y + 2.141%) due 03/01/2030 ~	69	70
3.945% (H15T1Y + 2.528%) due 02/01/2035 ~	151	160
4.050% (H15T3Y + 2.743%) due 04/01/2030 ~	306	303
4.500% due 03/15/2021 - 04/15/2032	306	319
5.500% due 08/15/2030 - 10/15/2032	14	15
6.000% due 01/15/2029 - 05/01/2035	38	42
6.250% due 12/15/2023	5	5
7.000% due 10/15/2022 - 07/15/2027	51	55
8.500% due 11/15/2021	42	45
Ginnie Mae
1.986% (LIBOR01M + 0.200%) due 01/16/2031 ~	6	6
2.172% (LIBOR01M + 0.350%) due 06/20/2032 ~	31	31
2.186% (LIBOR01M + 0.400%) due 02/16/2032 ~	51	52
2.236% (LIBOR01M + 0.450%) due 03/16/2031 ~	26	27
2.286% (LIBOR01M + 0.500%) due 04/16/2030 - 04/16/2032 ~	59	60
2.375% (H15T1Y + 1.500%) due 02/20/2025 - 01/20/2030 ~	232	240
2.500% due 09/20/2067 ~	11,395	11,811
2.625% (H15T1Y + 1.500%) due 04/20/2033 ~	67	69
2.750% (H15T1Y + 1.500%) due 07/20/2026 - 09/20/2032 ~	512	530
3.125% (H15T1Y + 1.500%) due 10/20/2029 ~	457	473

Total U.S. Government Agencies (Cost $111,619)		112,131

U.S. TREASURY OBLIGATIONS 0.9%
U.S. Treasury Bonds
3.125% due 02/15/2043 (f)	4,730	4,867

Total U.S. Treasury Obligations (Cost $5,556)		4,867

NON-AGENCY MORTGAGE-BACKED SECURITIES 28.4%
Adjustable Rate Mortgage Trust
2.372% (US0001M + 0.500%) due 10/25/2035 ~	8	8
3.501% due 11/25/2035 ^~	238	206
3.527% due 03/25/2035 ~	45	45
American Home Mortgage Investment Trust
2.452% (US0001M + 0.580%) due 02/25/2045 ~	609	611
3.706% (US0012M + 1.500%) due 10/25/2034 ~	66	66
4.211% (US0006M + 2.000%) due 02/25/2045 ~	113	114
Banc of America Alternative Loan Trust
6.000% due 04/25/2036	127	128

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	143

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America Funding Trust
3.511% due 06/25/2034 ~	$377	$373
3.608% due 05/25/2035 ~	20,141	21,166
3.685% due 03/20/2035 ~	16	16
3.745% due 11/20/2035 ^~	309	292
Banc of America Mortgage Trust
3.388% due 10/25/2035 ^~	89	88
3.658% due 11/25/2034 ~	13	14
3.660% due 06/25/2034 ~	33	33
3.705% due 01/25/2034 ~	50	50
3.728% due 11/25/2033 ~	81	81
3.794% due 09/25/2033 ~	130	129
3.873% due 04/25/2034 ~	95	96
3.899% due 02/25/2034 ~	522	530
3.927% due 05/25/2033 ~	252	256
3.955% due 01/25/2035 ~	36	37
Bancorp Commercial Mortgage Trust
2.590% due 08/15/2032 ~	2,659	2,663
2.940% due 08/15/2032 ~	1,400	1,403
3.340% due 08/15/2032 ~	1,000	1,004
BCAP LLC Trust
1.831% (US0001M + 0.210%) due 02/26/2036 ~	1,745	1,708
3.675% due 02/26/2036 ~	300	301
5.250% due 06/26/2035 ~	717	723
6.500% due 02/26/2036 ~	2,735	2,418
Bear Stearns Adjustable Rate Mortgage Trust
3.293% due 10/25/2033 ~	17	17
3.527% due 10/25/2033 ~	1	1
3.563% due 02/25/2033 ~	6	6
3.580% due 01/25/2035 ~	63	64
3.619% due 10/25/2035 ~	80	80
3.689% due 02/25/2034 ~	91	91
3.728% due 02/25/2033 ~	5	5
3.757% due 01/25/2034 ~	462	467
3.800% due 10/25/2034 ~	3	3
3.808% due 01/25/2034 ~	143	146
3.816% due 01/25/2035 ~	59	58
3.819% due 02/25/2034 ~	654	652
3.827% due 04/25/2033 ~	110	111
3.878% due 07/25/2034 ~	44	43
Bear Stearns ALT-A Trust
2.032% (US0001M + 0.160%) due 02/25/2034 ~	479	449
2.212% (US0001M + 0.340%) due 08/25/2036 ~	9	9
4.267% due 11/25/2036 ^~	432	370
Chase Mortgage Finance Trust
3.373% due 12/25/2035 ^~	91	90
3.481% due 12/25/2035 ^~	62	61
3.714% due 02/25/2037 ~	962	948
Citigroup Mortgage Loan Trust
2.421% (US0001M + 0.800%) due 08/25/2035 ^~	382	361
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~	124	125
3.710% (H15T1Y + 2.400%) due 11/25/2035 ~	322	323
Citigroup Mortgage Loan Trust, Inc.
2.555% due 08/25/2034 ~	2	2
3.410% (H15T1Y + 2.100%) due 09/25/2035 ~	174	176
3.775% due 03/25/2034 ~	43	43
Countrywide Alternative Loan Trust
2.072% (US0001M + 0.200%) due 06/25/2037 ~	1,567	1,500
2.342% due 08/25/2035 ~	2,671	2,525
3.364% due 10/25/2035 ^~	51	44
3.439% due 06/25/2037 ~	416	36
Countrywide Home Loan Mortgage Pass-Through Trust
2.222% (US0001M + 0.350%) due 08/25/2035 ^~	150	90
3.381% due 08/25/2034 ^~	882	802
3.413% due 06/20/2035 ~	186	188
3.491% due 11/25/2034 ~	2,490	2,484
3.537% (US0012M + 1.750%) due 02/20/2036 ^~	38	35
3.581% due 12/25/2033 ~	91	92

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.741% due 08/25/2033 ~	$25	$24
3.811% due 11/19/2033 ~	29	29
3.866% due 11/19/2033 ~	20	20
5.500% due 11/25/2035 ^	218	199
Credit Suisse First Boston Mortgage Securities Corp.
3.746% due 11/25/2032 ~	9	9
5.119% due 06/25/2032 ~	3	3
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.053% due 07/25/2033 ~	350	346
3.093% due 07/25/2033 ~	176	176
3.569% due 01/25/2034 ~	613	629
3.615% due 10/25/2033 ~	191	192
Credit Suisse Mortgage Capital Certificates
3.396% due 07/26/2037 ~	1,647	1,654
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	34	34
5.250% due 06/25/2035	12	12
Deutsche Mortgage & Asset Receiving Corp.
2.721% (LIBOR01M + 1.100%) due 07/27/2045 ~	1,471	1,478
First Horizon Alternative Mortgage Securities Trust
3.314% due 07/25/2035 ~	191	167
3.333% due 08/25/2034 ~	369	367
First Horizon Mortgage Pass-Through Trust
2.125% (US0006M + 0.300%) due 02/25/2035 ~	390	368
2.142% (US0001M + 0.270%) due 02/25/2035 ~	86	80
3.987% due 04/25/2035 ~	366	375
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049 ~	466	469
GMAC Mortgage Corp. Loan Trust
3.699% due 11/19/2035 ~	205	196
GSR Mortgage Loan Trust
2.222% (US0001M + 0.350%) due 01/25/2034 ~	268	265
3.111% due 06/25/2034 ~	16	15
3.245% due 06/25/2034 ~	101	100
3.465% due 08/25/2034 ~	104	102
3.614% due 09/25/2035 ~	9,328	9,550
3.630% (H15T1Y + 1.750%) due 03/25/2033 ~	14	14
3.635% due 05/25/2035 ~	130	128
3.853% due 09/25/2034 ~	3,657	3,720
6.000% due 03/25/2032	5	5
HarborView Mortgage Loan Trust
1.998% (US0001M + 0.190%) due 02/19/2046 ~	935	917
2.248% (US0001M + 0.440%) due 05/19/2035 ~	57	55
Impac CMB Trust
2.512% (US0001M + 0.640%) due 08/25/2035 ~	1,634	1,537
IndyMac Adjustable Rate Mortgage Trust
2.779% due 01/25/2032 ~	34	33
IndyMac Mortgage Loan Trust
2.062% (US0001M + 0.190%) due 09/25/2046 ~	490	455
2.652% (US0001M + 0.780%) due 05/25/2034 ~	75	71
InTown Hotel Portfolio Trust
2.477% due 01/15/2033 ~	600	601
2.827% due 01/15/2033 ~	300	301
3.027% due 01/15/2033 ~	400	401
3.827% due 01/15/2033 ~	1,000	1,003
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036 ^~	17	14
JPMorgan Chase Commercial Mortgage Securities Trust
5.527% (LIBOR01M + 3.750%) due 05/15/2028 ~	2,000	1,992
JPMorgan Mortgage Trust
3.144% due 11/25/2033 ~	16	17
3.434% due 11/25/2035 ~	236	233
3.536% due 07/25/2035 ~	38	39
3.584% due 09/25/2034 ~	2	2

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.591% due 11/25/2033 ~	$33	$34
3.648% due 10/25/2035 ~	400	378
3.681% due 04/25/2035 ~	296	300
3.688% due 07/25/2035 ~	480	478
3.704% due 07/25/2035 ~	456	469
Ladder Capital Commercial Mortgage Mortgage Trust
2.666% due 09/15/2034 ~	5,400	5,408
3.036% due 09/15/2034 ~	1,200	1,202
MASTR Adjustable Rate Mortgages Trust
2.881% due 02/25/2034 ~	238	230
3.153% due 12/25/2033 ~	95	94
3.469% due 11/21/2034 ~	114	118
3.636% due 09/25/2033 ~	584	591
3.637% due 01/25/2036 ~	133	131
3.655% due 08/25/2034 ~	1,324	1,344
3.687% due 01/25/2034 ~	18	18
3.775% due 08/25/2034 ~	578	581
3.848% due 07/25/2034 ~	901	856
Merrill Lynch Mortgage Investors Trust
2.492% (US0001M + 0.620%) due 08/25/2028 ~	79	77
2.532% (US0001M + 0.660%) due 06/25/2028 ~	204	201
2.988% (US0006M + 0.820%) due 03/25/2028 ~	268	272
3.371% due 04/25/2035 ~	506	495
3.524% due 02/25/2034 ~	39	37
3.525% due 02/25/2035 ~	150	154
3.674% due 09/25/2033 ~	9	9
Morgan Stanley Mortgage Loan Trust
2.192% (US0001M + 0.320%) due 01/25/2035 ~	901	842
3.500% due 02/25/2034 ~	7	7
Motel 6 Trust
2.697% due 08/15/2034 ~	2,667	2,679
2.967% due 08/15/2034 ~	2,370	2,381
3.927% due 08/15/2034 ~	198	199
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.332% due 10/25/2035 ~	47	47
3.865% due 05/25/2035 ~	43	43
Prime Mortgage Trust
2.272% (US0001M + 0.400%) due 02/25/2034 ~	42	40
5.000% due 08/25/2034	12	12
6.000% due 02/25/2034	17	19
Provident Funding Mortgage Loan Trust
3.531% due 05/25/2035 ~	22	23
RBSSP Resecuritization Trust
1.941% (US0001M + 0.320%) due 03/26/2037 ~	6	6
1.941% (US0001M + 0.320%) due 08/26/2045 ~	279	274
Residential Asset Mortgage Products Trust
6.500% due 12/25/2031	31	31
7.500% due 12/25/2031	445	441
Residential Asset Securitization Trust
3.750% due 10/25/2018	1	1
5.250% due 04/25/2034	91	92
Residential Funding Mortgage Securities, Inc. Trust
4.514% due 02/25/2036 ^~	181	166
6.500% due 03/25/2032	12	12
Sequoia Mortgage Trust
2.051% (US0006M + 0.500%) due 05/20/2034 ~	1,146	1,111
2.356% (US0006M + 0.250%) due 03/20/2035 ~	488	460
2.582% (US0001M + 0.760%) due 04/20/2033 ~	42	41
2.622% (US0001M + 0.800%) due 10/20/2027 ~	157	154
2.874% due 07/20/2034 ~	38	38
Structured Adjustable Rate Mortgage Loan Trust
0.490% (LIBOR01M + 0.300%) due 09/25/2034 ~	157	149
2.112% (US0001M + 0.240%) due 03/25/2035 ~	131	118

144	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.312% (US0001M + 0.440%) due 08/25/2035 ~	$554	$545
3.579% due 08/25/2034 ~	1,546	1,509
3.644% due 08/25/2034 ~	765	756
3.692% due 09/25/2034 ~	223	221
Structured Asset Mortgage Investments Trust
2.488% (US0001M + 0.680%) due 11/19/2033 ~	51	50
2.488% (US0001M + 0.680%) due 05/19/2035 ~	249	246
2.508% (US0001M + 0.700%) due 02/19/2035 ~	3,597	3,568
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.412% due 06/25/2033 ~	2,077	2,057
3.478% due 07/25/2032 ~	10	9
3.540% due 03/25/2033 ~	322	319
3.608% due 11/25/2033 ~	64	64
3.647% due 09/25/2033 ~	99	100
Waldorf Astoria Boca Raton Trust
3.827% (LIBOR01M + 2.050%) due 06/15/2029 ~	1,800	1,802
WaMu Mortgage Pass-Through Certificates Trust
2.092% (US0001M + 0.220%) due 08/25/2046 ^~	67	4
2.132% (US0001M + 0.260%) due 11/25/2045 ~	6,477	6,419
2.142% (US0001M + 0.270%) due 12/25/2045 ~	3,224	3,225
2.162% (US0001M + 0.290%) due 10/25/2045 ~	3,742	3,748
2.162% (US0001M + 0.290%) due 12/25/2045 ~	3,069	3,012
2.277% (COF 11 + 1.500%) due 08/25/2046 ~	2,026	1,975
2.277% (COF 11 + 1.500%) due 09/25/2046 ~	4,911	4,901
2.283% (12MTA + 1.000%) due 08/25/2046 ~	82	77
2.452% (US0001M + 0.580%) due 07/25/2045 ~	7,956	7,863
2.483% (12MTA + 1.200%) due 11/25/2042 ~	195	186
2.672% (US0001M + 0.800%) due 01/25/2045 ~	1,475	1,478
2.683% (12MTA + 1.400%) due 08/25/2042 ~	15	15
3.221% due 08/25/2033 ~	749	688
3.237% due 10/25/2035 ^~	671	273
3.324% due 09/25/2035 ~	556	564
3.449% due 10/25/2033 ~	291	295
Washington Mutual Mortgage Pass-Through Certificates Trust
3.355% due 11/25/2030 ~	164	166
3.409% due 02/25/2033 ~	30	30
3.422% due 06/25/2033 ~	29	29
3.426% due 02/25/2033 ~	16	15
7.000% due 03/25/2034	62	68
Wells Fargo Commercial Mortgage Trust
2.600% due 12/13/2031 ~	2,815	2,824
2.850% due 12/13/2031 ~	2,335	2,342
3.595% due 12/13/2031 ~	160	160
Wells Fargo Mortgage-Backed Securities Trust
2.372% (US0001M + 0.500%) due 07/25/2037 ^~	188	170
3.349% due 06/25/2034 ~	45	46
3.381% due 05/25/2034 ~	12	12
3.463% due 08/25/2035 ~	26	26
3.478% due 12/25/2034 ~	482	487
3.482% due 10/25/2033 ~	25	25
3.591% due 12/25/2033 ~	48	48
3.595% due 01/25/2034 ~	109	112
3.603% due 04/25/2036 ^~	11	11
3.604% due 09/25/2034 ~	116	121
3.627% due 10/25/2035 ~	71	70
3.645% due 06/25/2035 ~	65	67
3.667% due 08/25/2033 ~	237	242
3.731% due 12/25/2033 ~	115	118
3.793% due 06/25/2035 ~	48	50

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.934% due 04/25/2035 ~	$152	$154
6.000% due 09/25/2036 ^	37	35

Total Non-Agency Mortgage-Backed Securities (Cost $146,171)		151,713

ASSET-BACKED SECURITIES 36.9%
Accredited Mortgage Loan Trust
2.632% (US0001M + 0.760%) due 01/25/2034 ~	153	144
2.742% (US0001M + 0.870%) due 01/25/2035 ~	1,026	1,001
ACE Securities Corp. Home Equity Loan Trust
4.497% (US0001M + 2.625%) due 06/25/2033 ^~	409	410
Allegro CLO Ltd.
2.987% (US0003M + 1.220%) due 01/30/2026 ~	3,800	3,800
AmeriCredit Automobile Receivables Trust
1.690% due 12/18/2020	9,472	9,437
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.222% (US0001M + 1.350%) due 02/25/2033 ~	778	771
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.907% (US0001M + 1.035%) due 01/25/2034 ~	380	382
2.922% (US0001M + 1.050%) due 12/25/2033 ~	3,812	3,845
Asset-Backed Funding Certificates Trust
2.492% (US0001M + 0.620%) due 04/25/2034 ~	3,319	3,333
B2R Mortgage Trust
2.567% due 06/15/2049	3,474	3,393
Bank of The West Auto Trust
1.780% due 02/15/2021	2,700	2,687
Bear Stearns Asset-Backed Securities Trust
2.282% (US0001M + 0.410%) due 12/25/2035 ~	284	285
2.872% (US0001M + 1.000%) due 11/25/2042 ~	212	212
2.937% due 10/25/2036 ~	1,728	1,488
Bear Stearns Second Lien Trust
3.072% (US0001M + 1.200%) due 01/25/2036 ~	21,100	20,620
Carrington Mortgage Loan Trust
2.052% (US0001M + 0.180%) due 02/25/2036 ~	54	54
Conseco Finance Corp.
6.240% due 12/01/2028	90	93
Countrywide Asset-Backed Certificates Trust
2.332% (US0001M + 0.460%) due 09/25/2034 ~	103	103
2.412% (US0001M + 0.540%) due 12/25/2034 ~	2,836	2,762
Credit Suisse First Boston Mortgage Securities Corp.
2.572% (US0001M + 0.700%) due 07/25/2032 ~	1	1
3.522% (US0001M + 1.650%) due 05/25/2043 ~	1,023	1,018
Credit-Based Asset Servicing and Securitization LLC
6.780% due 05/25/2035	666	664
DT Auto Owner Trust
1.730% due 08/17/2020	5,213	5,197
EquiFirst Mortgage Loan Trust
2.911% (US0001M + 1.125%) due 09/25/2033 ~	107	105
FBR Securitization Trust
2.612% (US0001M + 0.740%) due 11/25/2035 ~	1,833	1,837
Fremont Home Loan Trust
2.892% (US0001M + 1.020%) due 06/25/2035 ~	480	482
GM Financial Automobile Leasing Trust
1.720% due 01/21/2020	4,852	4,827

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GSAMP Trust
2.722% (US0001M + 0.850%) due 01/25/2045 ~	$1,078	$1,083
GSRPM Mortgage Loan Trust
2.382% (US0001M + 0.510%) due 03/25/2035 ~	2,554	2,549
Home Equity Asset Trust
2.472% (US0001M + 0.600%) due 11/25/2032 ~	8	8
Home Equity Mortgage Loan Asset-Backed Trust
2.392% (US0001M + 0.520%) due 10/25/2035 ~	1,600	1,443
Home Equity Mortgage Trust
5.821% due 04/25/2035	241	243
HSI Asset Securitization Corp. Trust
1.922% (US0001M + 0.050%) due 10/25/2036 ~	8	4
Hyundai Auto Lease Securitization Trust
1.690% due 12/16/2019	6,415	6,390
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
6.372% due 05/25/2033 ~	767	813
Jamestown CLO Ltd.
2.862% (US0003M + 1.140%) due 01/15/2026 ~	6,900	6,906
JPMorgan Mortgage Acquisition Corp.
2.302% (US0001M + 0.430%) due 12/25/2035 ~	10,356	10,382
Lehman XS Trust
2.022% (US0001M + 0.150%) due 04/25/2037 ^~	1,889	1,628
Long Beach Mortgage Loan Trust
2.432% (US0001M + 0.560%) due 10/25/2034 ~	736	716
2.572% (US0001M + 0.700%) due 03/25/2032 ~	20	21
2.697% (US0001M + 0.825%) due 06/25/2035 ~	797	800
2.727% (US0001M + 0.855%) due 07/25/2034 ~	346	346
Mercedes-Benz Auto Lease Trust
2.200% due 04/15/2020	2,400	2,394
Merrill Lynch Mortgage Investors Trust
2.892% (US0001M + 1.020%) due 07/25/2035 ~	810	818
Morgan Stanley Dean Witter Capital, Inc. Trust
3.222% (US0001M + 1.350%) due 02/25/2033 ~	165	165
Nationstar NIM Ltd.
8.000% due 06/25/2037	24	0
Navient Private Education Loan Trust
2.177% due 12/16/2058 ~	3,395	3,400
Navient Student Loan Trust
2.672% due 07/26/2066 ~	4,994	5,033
New Century Home Equity Loan Trust
2.607% (US0001M + 0.735%) due 07/25/2035 ~	210	211
Option One Mortgage Loan Trust Asset-Backed Certificates
2.512% (US0001M + 0.640%) due 07/25/2033 ~	177	176
OSCAR U.S. Funding Trust LLC
2.418% due 04/12/2021 «~	2,400	2,401
2.910% due 04/12/2021 «	800	800
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.907% (US0001M + 1.035%) due 02/25/2035 ~	1,474	1,487
Prestige Auto Receivables Trust
1.800% due 11/16/2020	2,449	2,440
Renaissance Home Equity Loan Trust
2.572% (US0001M + 0.700%) due 08/25/2032 ~	10	9
2.972% (US0001M + 1.100%) due 09/25/2037 ~	3,981	2,308

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	145

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Asset Mortgage Products Trust
8.500% due 12/25/2031	$1,278	$958
Residential Asset Securities Corp. Trust
2.592% (US0001M + 0.720%) due 08/25/2035 ~	400	402
5.120% due 12/25/2033 ~	466	479
SoFi Consumer Loan Program LLC
2.770% due 05/25/2026	4,592	4,562
3.260% due 08/25/2025	1,175	1,176
SoFi Consumer Loan Program Trust
3.280% due 09/15/2023	4,006	4,015
SoFi Professional Loan Program LLC
1.550% due 03/26/2040	6,260	6,208
1.860% due 11/26/2040	5,049	4,996
Sound Point CLO Ltd.
2.582% due 04/15/2027 ~	800	801
Soundview Home Loan Trust
3.172% (US0001M + 1.300%) due 11/25/2033 ~	85	86
Specialty Underwriting & Residential Finance Trust
2.552% (US0001M + 0.680%) due 01/25/2034 ~	323	311
Spirit Master Funding LLC
5.370% due 07/20/2040	9,838	10,122
5.760% due 03/20/2041	9,427	9,744
Springleaf Funding Trust
2.680% due 07/15/2030	5,240	5,162

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tralee CLO Ltd.
2.775% due 10/20/2027 ~	$4,800	$4,811
Tricon American Homes Trust
2.716% due 09/17/2034	1,500	1,468
2.916% due 09/17/2034	1,100	1,075
3.215% due 09/17/2034	100	98
TruPS Financials Note Securitization Ltd.
3.772% due 09/20/2039 ~	4,500	4,455
VOLT LLC
3.375% due 05/28/2047	6,266	6,271
Westlake Automobile Receivables Trust
2.240% due 12/15/2020	6,500	6,478

Total Asset-Backed Securities (Cost $199,603)		197,603

SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS (d) 0.0%
		187

U.S. TREASURY BILLS 0.0%
1.485% due 04/19/2018 (b)(c)	171	171

Total Short-Term Instruments (Cost $358)		358

Total Investments in Securities (Cost $468,869)		471,323

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 20.3%

SHORT-TERM INSTRUMENTS 20.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 20.3%
PIMCO Short-Term Floating NAV Portfolio III	10,998,814	$108,701

Total Short-Term Instruments (Cost $108,705)		108,701

Total Investments in Affiliates (Cost $108,705)		108,701

Total Investments 180.3% (Cost $577,574)		$580,024

Financial Derivative Instruments (e)(g) 0.0% (Cost or Premiums, net $(542))		229

Other Assets and Liabilities, net (8.3)%		(44,833)

Net Assets 100.0%		$535,420

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$187	U.S. Treasury Notes 1.125% due 09/30/2021	$(192)	$187	$187

Total Repurchase Agreements						$(192)	$187	$187

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$187	$0	$0	$187	$(192)	$(5)

Total Borrowings and Other Financing Transactions	$187	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

146	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 10-Year Note June Futures	06/2018	273	$	33,070	$304	$64	$0

Total Futures Contracts					$304	$64	$0

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	12/16/2019	$	900	$(4)	$7	$3	$0	$0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2020		21,400	343	220	563	2	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2021		10,900	272	176	448	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		23,400	1,030	740	1,770	0	(36)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		2,900	201	91	292	0	(5)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/16/2045		7,600	(261)	397	136	0	(44)

Total Swap Agreements							$1,581	$1,631	$3,212	$2	$(85)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$64	$2	$66	$0	$0	$(85)	$(85)

(f)	Securities with an aggregate market value of $1,316 and cash of $252 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(3)
								Asset	Liability
BOA	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$11,848	$(220)	$309	$89	$0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	23,000	(662)	821	159	0
FBF	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	4,344	(73)	106	33	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	36,050	(647)	498	0	(149)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	2,074	11	5	16	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	3,150	(183)	195	12	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	100	(4)	4	0	0
MYC	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	9,873	(191)	265	74	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	3,600	(95)	120	25	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,700	(59)	48	0	(11)

Total Swap Agreements						$(2,123)	$2,371	$408	$(160)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	147

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)	Net Exposure(4)
BOA	$0	$0	$248	$248	$0	$0	$0	$0	$248	$(260)	$(12)
FBF	0	0	33	33	0	0	0	0	33	0	33
GST	0	0	28	28	0	0	(149)	(149)	(121)	0	(121)
MYC	0	0	99	99	0	0	0	0	99	(59)	40
SAL	0	0	0	0	0	0	(11)	(11)	(11)	0	(11)

Total Over the Counter	$0	$0	$408	$408	$0	$0	$(160)	$(160)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$64	$64
Swap Agreements	0	0	0	0	2	2

	$0	$0	$0	$0	$66	$66

Over the counter
Swap Agreements	$0	$408	$0	$0	$0	$408

	$0	$408	$0	$0	$66	$474

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$85	$85

Over the counter
Swap Agreements	$0	$160	$0	$0	$0	$160

	$0	$160	$0	$0	$85	$245

148	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1,356)	$(1,356)
Swap Agreements	0	0	0	0	351	351

	$0	$0	$0	$0	$(1,005)	$(1,005)

Over the counter
Swap Agreements	$0	$1,621	$0	$0	$0	$1,621

	$0	$1,621	$0	$0	$(1,005)	$616

Net Change in Unrealized Appreciation on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$304	$304
Swap Agreements	0	0	0	0	778	778

	$0	$0	$0	$0	$1,082	$1,082

Over the counter
Swap Agreements	$0	$266	$0	$0	$0	$266

	$0	$266	$0	$0	$1,082	$1,348

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$675	$0	$675
Industrials	0	3,976	0	3,976
U.S. Government Agencies	0	112,131	0	112,131
U.S. Treasury Obligations	0	4,867	0	4,867
Non-Agency Mortgage-Backed Securities	0	151,713	0	151,713
Asset-Backed Securities	0	194,402	3,201	197,603
Short-Term Instruments
Repurchase Agreements	0	187	0	187
U.S. Treasury Bills	0	171	0	171

	$0	$468,122	$3,201	$471,323

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$108,701	$0	$0	$108,701

Total Investments	$108,701	$468,122	$3,201	$580,024

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$64	$2	$0	$66
Over the counter	0	408	0	408

	$64	$410	$0	$474

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(85)	0	(85)
Over the counter	0	(160)	0	(160)

	$0	$(245)	$0	$(245)

Total Financial Derivative Instruments	$64	$165	$0	$229

Totals	$108,765	$468,287	$3,201	$580,253

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	149

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.9%

CORPORATE BONDS & NOTES 38.7%

BANKING & FINANCE 31.9%
ABN AMRO Bank NV
2.374% (US0003M + 0.640%) due 01/18/2019 ~	$6,200	$6,222
American Express Co.
2.494% (US0003M + 0.590%) due 05/22/2018 ~	4,669	4,672
American Express Credit Corp.
1.875% due 11/05/2018	1,600	1,594
2.117% (US0003M + 0.330%) due 05/03/2019 ~	7,000	7,009
2.125% due 07/27/2018	5,000	4,994
2.125% due 03/18/2019	1,500	1,492
American Honda Finance Corp.
1.500% due 11/19/2018	5,000	4,968
1.895% (US0003M + 0.150%) due 01/22/2019 ~	2,000	2,001
2.209% (US0003M + 0.500%) due 04/12/2018 ~	3,000	3,000
Asian Development Bank
1.828% (US0001M + 0.020%) due 06/18/2018 ~	10,000	9,999
Bank Nederlandse Gemeenten NV
1.000% due 09/20/2018	18,000	17,905
1.125% due 05/25/2018	2,000	1,998
1.250% due 06/25/2018	6,850	6,838
2.119% (US0003M + 0.280%) due 05/15/2018 ~	56,200	56,214
Bank of America Corp.
5.650% due 05/01/2018	13,000	13,033
6.875% due 04/25/2018	33,576	33,663
Bank of Montreal
2.068% (US0003M + 0.360%) due 04/10/2018 ~	160	160
2.375% due 01/25/2019	6,200	6,192
Bank of Nova Scotia
1.950% due 01/15/2019	2,000	1,989
2.050% due 10/30/2018	4,200	4,191
Banque Federative du Credit Mutuel S.A.
2.000% due 04/12/2019	1,500	1,488
2.750% due 01/22/2019	1,500	1,500
BNZ International Funding Ltd.
2.350% due 03/04/2019	3,000	2,986
BPCE S.A.
2.500% due 12/10/2018	3,000	2,995
Citigroup, Inc.
1.700% due 04/27/2018	22,900	22,888
1.750% due 05/01/2018	13,979	13,970
2.150% due 07/30/2018	20,000	19,969
2.450% (US0003M + 0.690%) due 04/27/2018 ~	3,800	3,801
2.647% (US0003M + 0.880%) due 07/30/2018 ~	5,000	5,010
2.965% (US0003M + 0.930%) due 06/07/2019 ~	6,000	6,041
3.539% (US0003M + 1.700%) due 05/15/2018 ~	950	952
Credit Suisse AG
2.440% (US0003M + 0.680%) due 04/27/2018 ~	2,000	2,000
DBS Group Holdings Ltd.
2.220% (US0003M + 0.500%) due 07/16/2019 ~	20,000	20,015
Dexia Credit Local S.A.
2.225% (US0003M + 0.200%) due 06/05/2018 ~	3,000	3,001
Erste Abwicklungsanstalt
1.375% due 10/30/2019	5,000	4,914
1.625% due 02/21/2019	5,000	4,969
European Investment Bank
1.774% (US0003M + 0.070%) due 10/09/2018 ~	3,805	3,806

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FMS Wertmanagement
1.625% due 11/20/2018	$8,000	$7,964
1.922% (US0003M + 0.030%) due 08/21/2019 ~	10,000	10,003
Ford Motor Credit Co. LLC
2.901% (US0003M + 0.830%) due 03/12/2019 ~	5,000	5,014
5.000% due 05/15/2018	18,000	18,044
General Motors Financial Co., Inc.
2.400% due 04/10/2018	3,000	3,000
2.400% due 05/09/2019	2,500	2,488
3.068% (US0003M + 1.360%) due 04/10/2018 ~	6,200	6,201
3.100% due 01/15/2019	7,000	7,009
3.250% due 05/15/2018	2,500	2,501
Goldman Sachs Group, Inc.
2.900% due 07/19/2018	3,000	3,005
2.939% (US0003M + 1.100%) due 11/15/2018 ~	12,500	12,554
7.500% due 02/15/2019	20,100	20,913
HSBC Bank PLC
1.500% due 05/15/2018	2,700	2,697
HSBC USA, Inc.
2.563% (US0003M + 0.770%) due 08/07/2018 ~	300	301
3.166% (US0003M + 0.880%) due 09/24/2018 ~	1,200	1,204
Inter-American Development Bank
2.192% (US0003M - 0.010%) due 06/20/2018 ~	40,000	39,990
International Lease Finance Corp.
3.875% due 04/15/2018	1,000	1,000
Jackson National Life Global Funding
2.300% due 04/16/2019	5,050	5,032
JPMorgan Chase & Co.
2.295% (US0003M + 0.550%) due 04/25/2018 ~	11,000	11,002
Kreditanstalt fuer Wiederaufbau
0.875% due 04/19/2018	4,000	3,998
1.000% due 06/11/2018	33,000	32,943
1.125% due 08/06/2018	30,300	30,207
1.125% due 11/16/2018	69,500	69,066
1.375% due 05/14/2018	4,000	3,998
1.500% due 09/09/2019	5,200	5,135
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.930% (US0003M + 0.170%) due 07/27/2018 ~	21,400	21,408
Landwirtschaftliche Rentenbank
1.375% due 10/23/2019	2,000	1,970
1.762% (US0003M + 0.040%) due 07/15/2019 ~	5,998	6,003
2.135% (US0003M + 0.110%) due 12/05/2018 ~	9,000	9,008
Lloyds Bank PLC
1.750% due 05/14/2018	4,000	3,997
Macquarie Group Ltd.
3.000% due 12/03/2018	6,100	6,105
Metropolitan Life Global Funding
1.950% due 12/03/2018	1,100	1,096
2.300% due 04/10/2019	8,400	8,362
2.608% (US0003M + 0.430%) due 12/19/2018 ~	4,000	4,009
Morgan Stanley
2.125% due 04/25/2018	5,000	4,999
2.200% due 12/07/2018	900	898
3.025% (US0003M + 1.280%) due 04/25/2018 ~	9,000	9,005
6.625% due 04/01/2018	20,800	20,800
Nederlandse Waterschapsbank NV
0.875% due 07/13/2018	3,500	3,488
1.500% due 04/16/2018	5,000	5,000
1.500% due 01/23/2019	2,735	2,718
1.801% (US0003M + 0.010%) due 02/08/2019 ~	20,000	20,000
1.813% due 08/09/2019 ~	72,000	71,982
2.145% due 03/15/2019 ~	39,500	39,497

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New York Life Global Funding
1.867% due 01/21/2020 ~	$8,500	$8,494
Nissan Motor Acceptance Corp.
2.504% (US0003M + 0.800%) due 04/06/2018 ~	200	200
3.057% (US0003M + 1.010%) due 03/08/2019 ~	15,000	15,104
Nordea Bank AB
3.018% (US0003M + 0.840%) due 09/17/2018 ~	5,400	5,418
NRW Bank
1.250% due 05/21/2018	18,000	17,983
1.981% (US0003M + 0.170%) due 02/11/2019 ~	15,000	15,019
2.167% (US0003M + 0.060%) due 06/14/2019 ~	6,000	6,003
2.302% (US0003M + 0.010%) due 12/27/2018 ~	19,000	19,003
2.328% (US0003M + 0.150%) due 06/18/2018 ~	7,000	7,002
2.477% (US0003M + 0.430%) due 03/08/2019 ~	19,000	19,074
Oesterreichische Kontrollbank AG
1.125% due 05/29/2018	30,000	29,960
1.859% (US0003M + 0.020%) due 05/15/2019 ~	27,000	26,999
2.178% (US0003M) due 09/18/2018 ~(a)	31,725	31,733
PNC Bank N.A.
1.600% due 06/01/2018	3,000	2,996
1.850% due 07/20/2018	2,200	2,196
Pricoa Global Funding
1.600% due 05/29/2018	2,500	2,496
Principal Life Global Funding
2.250% due 10/15/2018	700	698
Protective Life Global Funding
2.597% (US0003M + 0.550%) due 06/08/2018 ~	7,800	7,805
Royal Bank of Canada
2.000% due 10/01/2018	14,380	14,356
Santander Holdings USA, Inc.
3.450% due 08/27/2018	4,000	4,008
Santander UK PLC
2.794% (US0003M + 0.850%) due 08/24/2018 ~	2,000	2,005
3.050% due 08/23/2018	5,700	5,713
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018	1,500	1,498
Societe Generale S.A.
2.625% due 10/01/2018	7,500	7,498
Standard Chartered PLC
1.700% due 04/17/2018	2,700	2,699
2.371% (US0003M + 0.640%) due 04/17/2018 ~	6,700	6,702
Sumitomo Mitsui Banking Corp.
1.950% due 07/23/2018	5,000	4,994
1.966% due 01/11/2019	16,200	16,101
2.044% due 10/18/2019 ~	6,100	6,101
2.450% due 01/10/2019	2,000	1,995
Svensk Exportkredit AB
1.125% due 04/05/2018	5,500	5,500
1.797% (US0003M + 0.100%) due 10/04/2018 ~	11,400	11,406
Svenska Handelsbanken AB
2.500% due 01/25/2019	3,000	2,996
Toyota Motor Credit Corp.
1.700% due 01/09/2019	3,200	3,178
1.805% due 01/10/2020 ~	4,000	3,999
1.965% (US0003M + 0.080%) due 05/17/2018 ~	21,900	21,899
UBS AG
2.304% due 05/28/2019 ~	27,000	27,016
2.355% (US0003M + 0.320%) due 12/07/2018 ~	5,000	5,005
2.473% (US0003M + 0.640%) due 08/14/2019 ~	10,000	10,041

150	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo & Co.
2.125% due 04/22/2019	$5,600	$5,567
2.507% (US0003M + 0.400%) due 09/14/2018 ~	2,000	2,002
Wells Fargo Bank N.A.
2.484% (US0003M + 0.500%) due 11/28/2018 ~	3,000	3,007
2.544% (US0003M + 0.600%) due 05/24/2019 ~	3,000	3,013
2.675% (US0003M + 0.650%) due 12/06/2019 ~	3,000	3,018
Westpac Banking Corp.
1.375% due 05/30/2018	43,872	43,827

		1,297,380

INDUSTRIALS 5.3%
AbbVie, Inc.
1.800% due 05/14/2018	4,000	3,997
2.000% due 11/06/2018	4,400	4,384
Aetna, Inc.
1.700% due 06/07/2018	600	599
Anheuser-Busch InBev Finance, Inc.
1.900% due 02/01/2019	32,200	32,113
2.150% due 02/01/2019	2,028	2,028
BAT International Finance PLC
2.635% (US0003M + 0.510%) due 06/15/2018 ~	13,220	13,225
Chevron Corp.
2.350% (US0003M + 0.500%) due 05/16/2018 ~	24,000	24,010
Comcast Corp.
5.700% due 05/15/2018	4,300	4,316
Daimler Finance North America LLC
1.650% due 05/18/2018	11,400	11,388
2.000% due 08/03/2018	4,000	3,994
2.335% (US0003M + 0.450%) due 05/18/2018 ~	1,250	1,250
2.375% due 08/01/2018	2,215	2,214
2.436% (US0003M + 0.740%) due 07/05/2019 ~	7,200	7,247
Deutsche Telekom International Finance BV
6.750% due 08/20/2018	2,000	2,032
eBay, Inc.
2.253% (US0003M + 0.480%) due 08/01/2019 ~	1,500	1,503
ERAC USA Finance LLC
2.800% due 11/01/2018	500	500
Fidelity National Information Services, Inc.
2.000% due 04/15/2018	1,200	1,200
General Motors Co.
3.500% due 10/02/2018	3,270	3,275
Historic TW, Inc.
6.875% due 06/15/2018	1,500	1,512
Kraft Heinz Foods Co.
6.125% due 08/23/2018	4,900	4,968
NBCUniversal Enterprise, Inc.
2.405% (US0003M + 0.685%) due 04/15/2018 ~	29,398	29,401
Nestle Holdings, Inc.
1.375% due 07/24/2018	215	215
Novartis Securities Investment Ltd.
5.125% due 02/10/2019	2,000	2,041
QUALCOMM, Inc.
2.245% (US0003M + 0.360%) due 05/20/2019 ~	4,800	4,810
Reynolds American, Inc.
2.300% due 06/12/2018	10,740	10,735
Statoil ASA
2.129% (US0003M + 0.290%) due 05/15/2018 ~	5,450	5,451
2.251% (US0003M + 0.460%) due 11/08/2018 ~	8,085	8,101

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018	$5,500	$5,502
Total Capital International S.A.
2.381% (US0003M + 0.570%) due 08/10/2018 ~	3,600	3,605
TSMC Global Ltd.
1.625% due 04/03/2018	4,800	4,800
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018	16,900	16,900

		217,316

UTILITIES 1.5%
AT&T, Inc.
5.600% due 05/15/2018	3,032	3,043
BP Capital Markets PLC
1.676% due 05/03/2019	5,000	4,950
2.183% (US0003M + 0.350%) due 08/14/2018 ~	5,800	5,804
2.241% due 09/26/2018	1,500	1,499
2.321% (US0003M + 0.510%) due 05/10/2018 ~	4,300	4,301
2.351% (US0003M + 0.540%) due 05/10/2019 ~	4,000	4,013
2.916% (US0003M + 0.630%) due 09/26/2018 ~	19,096	19,138
British Telecommunications PLC
2.350% due 02/14/2019	600	598
E.ON International Finance BV
5.800% due 04/30/2018	1,000	1,002
Electricite de France S.A.
2.150% due 01/22/2019	8,450	8,411
6.500% due 01/26/2019	2,500	2,570
Nevada Power Co.
6.500% due 05/15/2018	2,500	2,510
Shell International Finance BV
2.391% (US0003M + 0.580%) due 11/10/2018 ~	2,500	2,508
TECO Finance, Inc.
2.308% (US0003M + 0.600%) due 04/10/2018 ~	1,300	1,300

		61,647

Total Corporate Bonds & Notes (Cost $1,577,364)		1,576,343

U.S. TREASURY OBLIGATIONS 4.3%
U.S. Treasury Notes
1.125% due 01/31/2019 (c)	175,000	173,619

Total U.S. Treasury Obligations (Cost $173,859)		173,619

ASSET-BACKED SECURITIES 0.9%
AmeriCredit Automobile Receivables Trust
1.450% due 11/19/2018	2,481	2,481
Bank of The West Auto Trust
1.350% due 10/15/2018	1,099	1,099
Daimler Trucks Retail Trust
2.200% due 04/15/2019 «	10,000	10,000
Ford Credit Auto Lease Trust
1.350% due 11/15/2018	2,994	2,992
Hyundai Auto Lease Securitization Trust
1.950% due 03/15/2019	6,094	6,094
Nissan Auto Receivables Owner Trust
1.900% due 03/15/2019	12,827	12,827

Total Asset-Backed Securities (Cost $35,495)		35,493

SOVEREIGN ISSUES 10.4%
Agence Francaise de Developpement
2.422% due 09/21/2019 ~	25,000	25,135

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Development Bank of Japan, Inc.
1.875% due 10/03/2018	$5,100	$5,087
Export Development Canada
1.000% due 09/13/2019	7,250	7,114
1.820% (US0003M + 0.060%) due 04/29/2018 ~	3,200	3,200
1.830% (US0003M + 0.010%) due 08/13/2019 ~	3,000	2,999
1.934% (US0003M - 0.050%) due 02/28/2019 ~	50,000	49,971
Export-Import Bank of Korea
2.292% (US0003M + 0.400%) due 05/21/2018 ~	7,000	7,011
2.585% (US0003M + 0.700%) due 02/18/2019 ~	5,000	4,996
Japan Bank for International Cooperation
1.750% due 07/31/2018	103,890	103,747
1.750% due 11/13/2018	24,150	24,069
Japan Finance Organization for Municipalities
2.500% due 09/12/2018	5,000	5,006
Japan International Cooperation Agency
1.875% due 11/13/2019	2,900	2,860
Kommuninvest Sverige AB
1.125% due 10/09/2018	2,000	1,990
1.375% due 09/07/2018	6,000	5,984
2.025% (US0003M + 0.140%) due 08/17/2018 ~	6,000	6,003
Korea Housing Finance Corp.
1.625% due 09/15/2018	3,000	2,981
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018	5,205	5,201
Korea National Oil Corp.
2.750% due 01/23/2019	3,000	2,990
Municipality Finance PLC
1.125% due 04/17/2018	15,000	15,006
Province of Quebec
2.025% (US0003M + 0.280%) due 07/21/2019 ~	22,150	22,213
2.255% (US0003M + 0.230%) due 09/04/2018 ~	35,900	35,930
Slovenia Government International Bond
4.750% due 05/10/2018	14,400	14,441
State of North Rhine-Westphalia
1.900% due 08/16/2019 ~	24,300	24,301
2.090% (US0003M + 0.170%) due 11/23/2018 ~	10,000	10,010
2.408% (US0003M + 0.230%) due 09/17/2018 ~	29,400	29,432
Sweden Government International Bond
1.000% due 10/05/2018	6,000	5,967

Total Sovereign Issues (Cost $423,862)		423,644

SHORT-TERM INSTRUMENTS 44.6%

CERTIFICATES OF DEPOSIT 1.2%
Bank of America
1.550% due 05/03/2018	5,000	4,999
Barclays Bank PLC
2.355% due 05/17/2018	8,700	8,705
Credit Suisse AG
2.507% due 09/28/2018	12,000	12,000
First Republic Bank
2.400% due 04/17/2018	24,000	23,999

		49,703

COMMERCIAL PAPER 9.5%
Bank of Nova Scotia
2.223% due 06/14/2018	50,000	49,774
2.350% due 07/18/2018	13,500	13,406
Dominion Gas Holdings LLC
2.184% due 04/16/2018	35,800	35,763

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	151

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ford Motor Credit Co.
1.870% due 04/02/2018	$2,000	$2,000
2.017% due 04/18/2018	15,000	14,984
2.017% due 06/01/2018	7,000	6,973
2.069% due 09/05/2018	5,000	4,944
2.069% due 09/10/2018	5,000	4,942
Hyundai Capital America
2.038% due 04/06/2018	10,000	9,995
ING U.S. Funding LLC
0.000% due 07/23/2018	20,000	19,996
0.000% due 09/11/2018	28,000	27,982
1.569% due 05/11/2018	3,100	3,093
Marriott International
2.443% due 05/07/2018	4,100	4,090
Mondelez International, Inc.
2.112% due 04/05/2018	25,000	24,990
Nederlandse Waterschapsbank
2.031% due 04/16/2018	20,000	19,980
NRW Bank
1.902% due 04/23/2018	20,000	19,975
QUALCOMM, Inc.
2.295% due 05/30/2018	10,000	9,965

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Royal Bank of Canada
2.223% due 06/14/2018	$29,400	$29,265
Southern Co.
2.083% due 04/11/2018	26,000	25,981
Spectra Energy Partners LP
2.437% due 04/09/2018	26,300	26,283
Toronto-Dominion Bank
2.370% due 07/18/2018	13,500	13,407
Toyota Industries
2.250% due 07/16/2018	11,900	11,818
Walgreens Boots Alliance, Inc.
2.294% due 05/17/2018	5,900	5,881

		385,487

REPURCHASE AGREEMENTS (b) 33.3%
		1,355,902

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM NOTES 0.6%
Gilead Sciences, Inc.
2.372% due 09/20/2018 ~	$14,100	$14,096
GM Financial Automobile Leasing Trust
1.350% due 09/20/2018	818	818
GM Financial Consumer Automobile Receivables Trust
1.700% due 01/16/2019	4,102	4,102
Santander Retail Auto Lease Trust
2.200% due 03/20/2019 «	7,000	7,000

		26,016

Total Short-Term Instruments (Cost $1,817,221)		1,817,108

Total Investments in Securities (Cost $4,027,801)		4,026,207

Total Investments 98.9% (Cost $4,027,801)		$4,026,207

Other Assets and Liabilities, net 1.1%		44,854

Net Assets 100.0%		$4,071,061

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Oesterreichische Kontrollbank AG	2.178%	09/18/2018	04/12/2017 - 01/17/2018	$ 31,723	$31,733	0.78%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
AZD	1.910%	03/29/2018	04/03/2018	$300,000	U.S. Treasury Bonds 2.750% - 3.125% due 11/15/2042 - 08/15/2044	$(306,313)	$300,000	$300,064
BOS	1.950	03/27/2018	04/10/2018	150,000	U.S. Treasury Bonds 4.250% - 4.625% due 02/15/2040 - 11/15/2040	(156,843)	150,000	150,049
	1.990	03/29/2018	04/02/2018	30,000	U.S. Treasury Bonds 3.125% due 08/15/2044	(30,893)	30,000	30,007
BRC	1.720	03/13/2018	04/02/2018	100,200	U.S. Treasury Bonds 3.000% due 05/15/2045	(105,262)	100,200	100,296
FICC	1.250	03/29/2018	04/02/2018	10,102	U.S. Treasury Notes 2.250% due 01/31/2024	(10,305)	10,102	10,103
JPS	1.900	03/29/2018	04/02/2018	282,300	U.S. Treasury Notes 2.375% due 03/15/2021	(288,548)	282,300	282,359
MBC	1.920	03/29/2018	04/06/2018	150,000	U.S. Treasury Bonds 2.250% due 08/15/2046	(155,412)	150,000	150,032
	2.000	03/29/2018	04/03/2018	100,000	U.S. Treasury Notes 0.875% - 2.000% due 04/15/2019 - 08/15/2025	(103,287)	100,000	100,022
	2.000	03/28/2018	04/04/2018	100,000	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2019	(103,168)	100,000	100,028
NXN	1.900	03/29/2018	04/02/2018	133,300	U.S. Treasury Bonds 2.750% due 11/15/2042	(136,404)	133,300	133,328

Total Repurchase Agreements						$(1,396,435)	$1,355,902	$1,356,288

152	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
AZD	$300,064	$0	$0	$300,064	$(306,313)	$(6,249)
BOS	180,056	0	0	180,056	(184,816)	(4,760)
BRC	100,296	0	0	100,296	(102,960)	(2,664)
FICC	10,103	0	0	10,103	(10,305)	(202)
JPS	282,359	0	0	282,359	(288,548)	(6,189)
MBC	350,082	0	0	350,082	(359,475)	(9,393)
NXN	133,328	0	0	133,328	(136,404)	(3,076)

Total Borrowings and Other Financing Transactions	$1,356,288	$0	$0

(c)	Securities with an aggregate market value of $1,949 and cash of $5,665 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,297,380	$0	$1,297,380
Industrials	0	217,316	0	217,316
Utilities	0	61,647	0	61,647
U.S. Treasury Obligations	0	173,619	0	173,619
Asset-Backed Securities	0	25,493	10,000	35,493
Sovereign Issues	0	423,644	0	423,644

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Short-Term Instruments
Certificates of Deposit	$12,000	$37,703	$0	$49,703
Commercial Paper	0	385,487	0	385,487
Repurchase Agreements	0	1,355,902	0	1,355,902
Short-Term Notes	0	19,016	7,000	26,016

Total Investments	$12,000	$3,997,207	$17,000	$4,026,207

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	153

Schedule of Investments PIMCO U.S. Government Sector Portfolio

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 77.1%

MUNICIPAL BONDS & NOTES 0.0%

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	$1,090	$1,108

Total Municipal Bonds & Notes (Cost $1,090)		1,108

U.S. GOVERNMENT AGENCIES 6.9%
Fannie Mae
1.681% (LIBOR01M + 0.060%) due 12/25/2036 ~	391	387
1.841% (LIBOR01M + 0.220%) due 07/25/2032 ~	384	371
1.941% (LIBOR01M + 0.320%) due 03/25/2032 ~	337	319
1.992% (LIBOR01M + 0.120%) due 06/25/2033 - 03/25/2034 ~	490	485
2.002% (LIBOR01M + 0.130%) due 03/25/2036 ~	266	253
2.003% (COF 11 + 1.250%) due 11/01/2020 ~	3	3
2.132% (US0001M + 0.260%) due 06/25/2032 ~	1	1
2.212% (US0001M + 0.340%) due 11/25/2032 ~	1	1
2.222% (LIBOR01M + 0.350%) due 05/25/2042 ~	199	201
2.322% (LIBOR01M + 0.450%) due 08/25/2021 - 03/25/2022 ~	3	4
2.401% (12MTA + 1.200%) due 02/01/2041 - 10/01/2044 ~	3,586	3,649
2.472% (LIBOR01M + 0.600%) due 08/25/2022 ~	3	3
2.572% (LIBOR01M + 0.700%) due 04/25/2022 ~	4	4
2.601% (12MTA + 1.400%) due 11/01/2030 ~	1	1
2.772% (LIBOR01M + 0.900%) due 04/25/2032 ~	131	134
3.054% (12MTA + 1.842%) due 11/01/2035 ~	159	166
3.095% (H15T1Y + 1.845%) due 02/01/2026 ~	5	5
3.100% (H15T1Y + 1.800%) due 09/01/2033 ~	1	1
3.110% (12MTA + 1.893%) due 11/01/2035 ~	151	158
3.149% (US0006M + 1.405%) due 03/01/2035 ~	468	482
3.199% (H15BIN6M + 1.750%) due 06/01/2021 ~	66	67
3.250% (H15T1Y + 2.250%) due 05/01/2022 ~	4	4
3.316% (H15T1Y + 2.160%) due 12/01/2022 ~	4	4
3.333% (H15T1Y + 2.000%) due 12/01/2032 ~	4	4
3.341% (H15T1Y + 2.200%) due 09/01/2031 ~	22	23
3.374% (H15T1Y + 2.124%) due 10/01/2032 ~	14	15
3.375% (H15T1Y + 2.125%) due 09/01/2022 ~	1	1
3.380% (H15T1Y + 2.156%) due 12/01/2029 ~	1	1
3.389% (H15T1Y + 2.127%) due 05/01/2025 ~	4	4
3.395% (H15T1Y + 2.145%) due 09/01/2028 ~	5	5
3.422% (US0012M + 1.655%) due 01/01/2036 ~	1,035	1,083
3.484% (US0012M + 1.696%) due 08/01/2036 ~	122	127
3.487% (US0012M + 1.737%) due 12/01/2035 ~	44	45

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.525% (H15T1Y + 2.275%) due 12/01/2029 ~	$6	$6
3.625% (H15T5Y + 2.000%) due 06/01/2025 ~	5	5
3.645% (H15T1Y + 2.270%) due 12/01/2029 ~	7	7
3.848% (H15T1Y + 2.598%) due 10/01/2025 ~	19	19
3.848% (H15T1Y + 2.098%) due 08/01/2028 ~	9	9
4.000% due 05/01/2030 - 12/01/2041	2,424	2,505
4.500% due 04/01/2028 - 11/01/2029	426	448
4.675% (H15BDI6M + 2.352%) due 09/01/2026 ~	90	87
Freddie Mac
0.000% due 03/15/2030 - 01/15/2032 (a)	32,003	21,350
1.832% (COF 11 + 1.145%) due 08/01/2019 ~	4	4
1.861% (LIBOR01M + 0.240%) due 07/25/2031 ~	328	313
2.263% (12MTA + 1.200%) due 02/25/2045 ~	615	618
2.277% (LIBOR01M + 0.500%) due 06/15/2030 - 12/15/2032 ~	70	70
2.327% (LIBOR01M + 0.550%) due 06/15/2031 ~	28	29
2.401% (12MTA + 1.200%) due 10/25/2044 ~	1,937	1,962
2.477% (LIBOR01M + 0.700%) due 02/15/2027 ~	5	5
2.601% (12MTA + 1.400%) due 07/25/2044 ~	1,238	1,242
2.890% (H15T1Y + 2.140%) due 04/01/2027 ~	1	1
2.987% (COF 11 + 2.270%) due 08/01/2020 ~	1	1
3.208% (H15T1Y + 2.208%) due 05/01/2032 ~	6	6
3.224% (H15T1Y + 2.359%) due 07/01/2029 ~	7	7
3.241% (US0006M + 1.665%) due 02/01/2024 ~	15	16
3.497% (H15T1Y + 2.216%) due 07/01/2020 ~	3	3
3.544% (US0012M + 1.721%) due 06/01/2035 ~	1,905	2,003
3.619% (H15T1Y + 2.422%) due 01/01/2032 ~	8	8
3.681% (US0012M + 1.801%) due 02/01/2035 ~	866	906
3.730% (H15T1Y + 2.230%) due 02/01/2032 ~	3	3
3.790% (H15T5Y + 2.230%) due 02/01/2025 ~	5	5
3.897% (H15T1Y + 2.225%) due 02/01/2032 ~	2	2
4.500% due 06/15/2035 - 09/15/2035	1,991	2,056
5.000% due 01/15/2034	3,754	4,017
5.500% due 08/15/2030 - 10/01/2039	138	150
6.500% due 10/25/2043	645	728
Ginnie Mae
2.375% (H15T1Y + 1.500%) due 02/20/2024 - 02/20/2030 ~	548	558
2.625% (H15T1Y + 1.500%) due 04/20/2023 - 04/20/2032 ~	286	294
2.750% (H15T1Y + 1.500%) due 07/20/2025 - 08/20/2026 ~	257	265
3.125% (H15T1Y + 1.500%) due 10/20/2023 - 10/20/2024 ~	35	35
Israel Government AID Bond
0.000% due 11/01/2024 (a)	133,000	109,516
Residual Funding Corp. STRIPS (a)
0.000% due 01/15/2030	18,000	12,363

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Small Business Administration
2.250% (PRIME - 2.250%) due 03/25/2025 - 05/25/2025 ~	$67	$67
2.350% (PRIME - 2.150%) due 01/25/2019 ~	37	36
4.500% due 03/01/2023	111	115
4.760% due 09/01/2025	3,781	3,898
4.770% due 04/01/2024	954	983
4.930% due 01/01/2024	514	533
5.240% due 08/01/2023	351	367
7.060% due 11/01/2019	43	43
7.220% due 11/01/2020	58	60

Total U.S. Government Agencies (Cost $156,661)		175,735

U.S. TREASURY OBLIGATIONS 65.0%
U.S. Treasury Bonds
2.750% due 08/15/2042	117,500	113,330
2.750% due 11/15/2042	110,900	106,855
2.875% due 05/15/2043	270,960	266,610
3.000% due 05/15/2042	149,000	150,388
3.125% due 02/15/2043	41,250	42,447
3.625% due 08/15/2043	53,000	59,229
3.750% due 11/15/2043	79,000	90,078
4.375% due 02/15/2038	84,630	103,998
4.375% due 05/15/2040	50,000	61,893
4.500% due 05/15/2038	31,463	39,325
8.000% due 11/15/2021 (d)	44,700	53,249
U.S. Treasury Notes
2.000% due 08/31/2021	7,000	6,895
2.000% due 07/31/2022	333,000	325,845
2.000% due 05/31/2024	103,910	100,005
2.125% due 09/30/2024	27,330	26,435
2.250% due 10/31/2024	49,610	48,321
2.250% due 11/15/2025	47,400	45,859
2.750% due 02/15/2024	4,870	4,900

Total U.S. Treasury Obligations (Cost $1,707,619)		1,645,662

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.8%
Bear Stearns Adjustable Rate Mortgage Trust
3.532% due 11/25/2034 ~	888	870
3.587% due 04/25/2033 ~	51	51
3.728% due 02/25/2033 ~	25	24
3.757% due 01/25/2034 ~	298	301
3.827% due 04/25/2033 ~	101	102
3.929% due 04/25/2033 ~	5	5
Bear Stearns ALT-A Trust
2.032% (US0001M + 0.160%) due 02/25/2034 ~	1,708	1,602
3.541% due 11/25/2036 ~	13,638	12,779
4.267% due 11/25/2036 ^~	21,261	18,223
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.122% (US0001M + 0.250%) due 08/25/2035 ~	446	439
Citigroup Mortgage Loan Trust
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~	622	627
Countrywide Alternative Loan Trust
2.002% (US0001M + 0.180%) due 02/20/2047 ^~	5,586	4,581
2.032% (US0001M + 0.210%) due 03/20/2046 ~	4,097	3,492
2.032% (US0001M + 0.160%) due 02/25/2047 ~	544	525
2.052% (US0001M + 0.180%) due 05/25/2047 ~	3,346	3,269
2.072% (US0001M + 0.200%) due 05/25/2036 ~	58	50
2.082% (US0001M + 0.210%) due 05/25/2035 ~	728	696
2.152% (US0001M + 0.280%) due 12/25/2035 ~	263	253
2.283% (12MTA + 1.000%) due 02/25/2036 ~	333	304
5.500% due 03/25/2036 ^	1,581	1,246

154	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Home Loan Mortgage Pass-Through Trust
2.332% (US0001M + 0.460%) due 05/25/2035 ~	$1,118	$1,036
2.452% (US0001M + 0.580%) due 04/25/2035 ~	156	145
2.532% (US0001M + 0.660%) due 02/25/2035 ~	691	680
2.552% (US0001M + 0.680%) due 02/25/2035 ~	412	401
2.580% due 04/25/2035 ~	433	395
3.402% due 09/20/2036 ^~	4,678	4,077
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~	1	1
Downey Savings & Loan Association Mortgage Loan Trust
2.068% (US0001M + 0.260%) due 08/19/2045 ~	486	461
GreenPoint Mortgage Funding Trust
2.312% (US0001M + 0.440%) due 06/25/2045 ~	589	565
GSR Mortgage Loan Trust
3.524% due 04/25/2036 ~	3,840	3,480
HarborView Mortgage Loan Trust
1.938% (US0001M + 0.130%) due 03/19/2037 ~	1,438	1,388
2.248% (US0001M + 0.440%) due 05/19/2035 ~	1,657	1,601
Impac CMB Trust
2.872% (US0001M + 1.000%) due 07/25/2033 ~	46	44
IndyMac Mortgage Loan Trust
2.512% (US0001M + 0.640%) due 02/25/2035 ~	2,392	2,335
JPMorgan Mortgage Trust
3.675% due 02/25/2036 ^~	921	876
3.704% due 07/25/2035 ~	726	746
MASTR Adjustable Rate Mortgages Trust
3.581% due 05/25/2034 ~	189	189
Merrill Lynch Mortgage Investors Trust
3.711% (US0006M + 1.500%) due 12/25/2032 ~	76	76
Residential Accredit Loans, Inc. Trust
2.221% (US0001M + 0.300%) due 08/25/2035 ~	1,189	1,063
2.643% (12MTA + 1.360%) due 09/25/2045 ~	460	439
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031	467	524
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	22	23
Sequoia Mortgage Trust
2.172% (US0001M + 0.350%) due 07/20/2033 ~	798	772
2.292% (US0001M + 0.470%) due 07/20/2033 ~	561	503
2.508% (US0001M + 0.700%) due 10/19/2026 ~	339	342
Structured Adjustable Rate Mortgage Loan Trust
2.682% (12MTA + 1.400%) due 01/25/2035 ~	387	365
Structured Asset Mortgage Investments Trust
2.092% (US0001M + 0.220%) due 05/25/2036 ~	17,558	16,043
2.388% (US0001M + 0.580%) due 07/19/2034 ~	136	136
2.508% (US0001M + 0.700%) due 03/19/2034 ~	293	292
WaMu Mortgage Pass-Through Certificates Trust
2.011% (12MTA + 0.810%) due 12/25/2046 ~	2,221	2,191
2.013% (12MTA + 0.730%) due 01/25/2047 ~	1,047	1,046
2.132% (US0001M + 0.260%) due 11/25/2045 ~	1,349	1,337

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.142% (US0001M + 0.270%) due 12/25/2045 ~	$659	$647
2.253% (COF 11 + 1.500%) due 05/25/2046 ~	511	483
2.253% (COF 11 + 1.500%) due 12/25/2046 ~	1,071	1,057
2.263% (12MTA + 0.980%) due 06/25/2046 ~	3,020	3,045
2.277% (COF 11 + 1.500%) due 07/25/2046 ~	5,443	5,336
2.277% (COF 11 + 1.500%) due 08/25/2046 ~	12,959	12,628
2.277% (COF 11 + 1.500%) due 09/25/2046 ~	2,087	2,083
2.277% (COF 11 + 1.500%) due 10/25/2046 ~	983	957
2.283% (12MTA + 1.000%) due 02/25/2046 ~	2,218	2,179
2.483% (12MTA + 1.200%) due 11/25/2042 ~	435	416
3.708% due 03/25/2034 ~	108	110
Washington Mutual Mortgage Pass-Through Certificates Trust
2.880% due 05/25/2033 ~	42	41
3.409% due 02/25/2033 ~	1	1
3.426% due 02/25/2033 ~	8	8
Wells Fargo Mortgage-Backed Securities Trust
3.567% due 11/25/2033 ~	31	31

Total Non-Agency Mortgage-Backed Securities (Cost $131,838)		122,033

ASSET-BACKED SECURITIES 0.3%
Asset-Backed Securities Corp. Home Equity Loan Trust
1.952% (US0001M + 0.080%) due 05/25/2037 ~	26	19
2.297% (US0001M + 0.520%) due 06/15/2031 ~	273	249
2.317% (US0001M + 0.540%) due 11/15/2031 ~	19	19
Bear Stearns Asset-Backed Securities Trust
1.982% (US0001M + 0.110%) due 04/25/2031 ~	1,390	1,773
2.532% (US0001M + 0.660%) due 10/25/2032 ~	27	28
CIT Group Home Equity Loan Trust
2.412% (LIBOR01M + 0.540%) due 06/25/2033 ~	244	241
Citigroup Global Markets Mortgage Securities, Inc.
3.222% (US0001M + 1.350%) due 01/25/2032 ~	125	124
Credit Suisse First Boston Mortgage Securities Corp.
2.492% (US0001M + 0.620%) due 01/25/2032 ~	82	80
Credit-Based Asset Servicing and Securitization LLC
1.942% (US0001M + 0.070%) due 01/25/2037 ^~	1,113	498
GE-WMC Mortgage Securities Trust
1.912% (US0001M + 0.040%) due 08/25/2036 ~	57	36
GSAMP Trust
1.942% (US0001M + 0.070%) due 12/25/2036 ~	548	290
2.052% (US0001M + 0.180%) due 11/25/2035 ~	155	31
Home Equity Asset Trust
2.792% (US0001M + 0.920%) due 02/25/2033 ~	1	1
HSI Asset Securitization Corp. Trust
1.922% (US0001M + 0.050%) due 10/25/2036 ~	143	75
JPMorgan Mortgage Acquisition Trust
1.952% (US0001M + 0.080%) due 08/25/2036 ~	35	19
LA Arena Funding LLC
7.656% due 12/15/2026	20	20

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lehman ABS Mortgage Loan Trust
1.962% (US0001M + 0.090%) due 06/25/2037 ~	$641	$451
Long Beach Mortgage Loan Trust
2.432% (US0001M + 0.560%) due 10/25/2034 ~	1,548	1,507
Mastr Asset Backed Securities Trust
1.922% (US0001M + 0.050%) due 11/25/2036 ~	101	49
Merrill Lynch Mortgage Investors Trust
1.992% (US0001M + 0.120%) due 02/25/2037 ~	337	155
Morgan Stanley ABS Capital, Inc. Trust
1.932% (US0001M + 0.060%) due 05/25/2037 ~	270	247
Morgan Stanley IXIS Real Estate Capital Trust
1.922% (US0001M + 0.050%) due 11/25/2036 ~	40	20
New Century Home Equity Loan Trust
2.052% (US0001M + 0.180%) due 05/25/2036 ~	717	673
Renaissance Home Equity Loan Trust
2.572% (US0001M + 0.700%) due 08/25/2032 ~	2	2
Securitized Asset-Backed Receivables LLC Trust
1.932% (US0001M + 0.060%) due 12/25/2036 ^~	1,740	646
1.952% (US0001M + 0.080%) due 11/25/2036 ^~	567	245
Soundview Home Loan Trust
1.932% (US0001M + 0.060%) due 11/25/2036 ~	573	269
1.952% (US0001M + 0.080%) due 06/25/2037 ~	320	233

Total Asset-Backed Securities (Cost $11,116)		8,000

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (b) 0.1%
		2,956

Total Short-Term Instruments (Cost $2,956)		2,956

Total Investments in Securities (Cost $2,011,280)		1,955,494

	SHARES
INVESTMENTS IN AFFILIATES 22.1%

SHORT-TERM INSTRUMENTS 22.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 22.1%
PIMCO Short-Term Floating NAV Portfolio III	56,555,107	558,934

Total Short-Term Instruments (Cost $559,013)		558,934

Total Investments in Affiliates (Cost $559,013)		558,934

Total Investments 99.2% (Cost $2,570,293)		$2,514,428

Financial Derivative Instruments (c)(f) 0.1% (Cost or Premiums, net $21,164)		2,434

Other Assets and Liabilities, net 0.7%		17,092

Net Assets 100.0%		$2,533,954

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	155

Schedule of Investments PIMCO U.S. Government Sector Portfolio (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(a)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$2,956	U.S. Treasury Notes 2.000% - 2.750% due 02/15/2024 - 04/30/2024	$(3,020)	$2,956	$2,956

Total Repurchase Agreements						$(3,020)	$2,956	$2,956

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.8)%
Fannie Mae, TBA	4.000%	05/01/2048	$ 17,000	$(17,372)	$(17,409)
Fannie Mae, TBA	4.500	05/01/2048	3,000	(3,129)	(3,135)

Total Short Sales (0.8)%				$(20,501)	$(20,544)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$2,956	$0	$0	$2,956	$(3,020)	$(64)

Total Borrowings and Other Financing Transactions	$2,956	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(615) at a weighted average interest rate of 1.100%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures	$105.500	05/25/2018	3,000	$3,000	$27	$3
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	108.000	05/25/2018	6,737	6,737	57	7
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	108.500	05/25/2018	7,892	7,892	65	9

					$149	$19

Total Purchased Options					$149	$19

156	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note June Futures	06/2018	425	$90,359	$61	$13	$0
U.S. Treasury 5-Year Note June Futures	06/2018	11,058	1,265,709	4,720	1,210	0
U.S. Treasury 10-Year Note June Futures	06/2018	18,243	2,210,108	19,353	4,278	0

				$24,134	$5,501	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
90-Day Eurodollar June Futures	06/2020	500	$(121,500)	$(69)	$0	$0
90-Day Eurodollar September Futures	09/2020	500	(121,488)	(69)	0	(6)
U.S. Treasury 30-Year Bond June Futures	06/2018	2,630	(385,624)	(10,336)	0	(1,973)

				$(10,474)	$0	$(1,979)

Total Futures Contracts				$13,660	$5,501	$(1,979)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	3-Month USD-LIBOR	2.061%	Semi-Annual	12/21/2019	$445,000	$0	$(1,263)	$(1,263)	$0	$(59)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	22,100	(308)	745	437	0	(44)
Receive(1)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	375,600	21,323	(3,480)	17,843	0	(807)
Receive	3-Month USD-LIBOR	2.606	Semi-Annual	12/21/2047	40,000	0	1,578	1,578	0	(197)

						$21,015	$(2,420)	$18,595	$0	$(1,107)

Total Swap Agreements						$21,015	$(2,420)	$18,595	$0	$(1,107)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$19	$5,501	$0	$5,520	$0	$(1,979)	$(1,107)	$(3,086)

(d)	Securities with an aggregate market value of $41,863 and cash of $2,746 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	157

Schedule of Investments PIMCO U.S. Government Sector Portfolio (Cont.)

March 31, 2018

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$19	$19
Futures	0	0	0	0	5,501	5,501

	$0	$0	$0	$0	$5,520	$5,520

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,979	$1,979
Swap Agreements	0	0	0	0	1,107	1,107

	$0	$0	$0	$0	$3,086	$3,086

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(487)	$(487)
Written Options	0	0	0	0	140	140
Futures	0	0	0	0	(57,394)	(57,394)
Swap Agreements	0	0	0	0	44,308	44,308

	$0	$0	$0	$0	$(13,433)	$(13,433)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(27)	$(27)
Futures	0	0	0	0	6,538	6,538
Swap Agreements	0	0	0	0	(46,261)	(46,261)

	$0	$0	$0	$0	$(39,750)	$(39,750)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Municipal Bonds & Notes
Iowa	$0	$1,108	$0	$1,108
U.S. Government Agencies	0	175,735	0	175,735
U.S. Treasury Obligations	0	1,645,662	0	1,645,662
Non-Agency Mortgage-Backed Securities	0	122,033	0	122,033
Asset-Backed Securities	0	8,000	0	8,000
Short-Term Instruments
Repurchase Agreements	0	2,956	0	2,956

	$0	$1,955,494	$0	$1,955,494

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$558,934	$0	$0	$558,934

Total Investments	$558,934	$1,955,494	$0	$2,514,428

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(20,544)	$0	$(20,544)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$5,501	$19	$0	$5,520

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(1,979)	$(1,107)	$0	$(3,086)

Total Financial Derivative Instruments	$3,522	$(1,088)	$0	$2,434

Totals	$562,456	$1,933,862	$0	$2,496,318

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

158	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Schedule of Investments PIMCO International Portfolio

March 31, 2018

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 108.8%

CANADA 3.0%

SOVEREIGN ISSUES 3.0%
Province of Ontario
2.600% due 06/02/2025	CAD	12,300	$9,524
Province of Quebec
6.250% due 06/01/2032		10,000	10,774

Total Canada (Cost $17,849)			20,298

DENMARK 34.9%

CORPORATE BONDS & NOTES 34.9%
BRFkredit A/S
1.000% due 01/01/2019	DKK	350,000	58,428
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2018		300,000	50,127
Nykredit Realkredit A/S
1.000% due 01/01/2019		540,000	90,038
Realkredit Danmark A/S
1.000% due 01/01/2019		220,000	36,723

Total Denmark (Cost $229,110)			235,316

UNITED STATES 7.3%

ASSET-BACKED SECURITIES 2.2%
AFC Home Equity Loan Trust
2.331% (LIBOR01M + 0.710%) due 12/22/2027 ~		$1	1
Amortizing Residential Collateral Trust
2.452% (US0001M + 0.580%) due 07/25/2032 ~		52	52
2.572% (US0001M + 0.700%) due 10/25/2031 ~		267	262
Argent Securities Trust
1.962% (US0001M + 0.090%) due 07/25/2036 ~		1,487	619
Asset-Backed Funding Certificates Trust
2.572% (US0001M + 0.700%) due 06/25/2034 ~		488	478
Asset-Backed Securities Corp. Home Equity Loan Trust
1.952% (US0001M + 0.080%) due 05/25/2037 ~		53	38
Bear Stearns Asset-Backed Securities Trust
2.362% (US0001M + 0.490%) due 06/25/2036 ~		270	269
2.532% (US0001M + 0.660%) due 10/25/2032 ~		91	91
BNC Mortgage Loan Trust
1.972% (US0001M + 0.100%) due 05/25/2037 ~		2	2
CIT Group Home Equity Loan Trust
2.412% (LIBOR01M + 0.540%) due 06/25/2033 ~		29	29
Countrywide Asset-Backed Certificates
2.612% (US0001M + 0.740%) due 05/25/2032 ~		135	131
Credit Suisse First Boston Mortgage Securities Corp.
2.492% (US0001M + 0.620%) due 01/25/2032 ~		125	123
Credit-Based Asset Servicing and Securitization LLC
1.932% (US0001M + 0.060%) due 11/25/2036 ~		43	27
1.942% (US0001M + 0.070%) due 01/25/2037 ^~		332	148
Equity One Mortgage Pass-Through Trust
2.472% (US0001M + 0.600%) due 04/25/2034 ~		474	424
Home Equity Asset Trust
2.472% (US0001M + 0.600%) due 11/25/2032 ~		1	1
HSI Asset Securitization Corp. Trust
1.922% (US0001M + 0.050%) due 10/25/2036 ~		33	17

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lehman XS Trust
2.022% (US0001M + 0.150%) due 04/25/2037 ^~	$44	$38
Long Beach Mortgage Loan Trust
2.432% (US0001M + 0.560%) due 10/25/2034 ~	28	27
Merrill Lynch Mortgage Investors Trust
1.952% (US0001M + 0.080%) due 09/25/2037 ~	41	15
Morgan Stanley ABS Capital, Inc. Trust
1.932% (US0001M + 0.060%) due 05/25/2037 ~	75	69
1.972% (US0001M + 0.100%) due 11/25/2036 ~	8,297	5,595
SLM Student Loan Trust
3.245% (US0003M + 1.500%) due 04/25/2023 ~	5,836	5,961
Soundview Home Loan Trust
1.932% (US0001M + 0.060%) due 11/25/2036 ~	287	134
Structured Asset Securities Corp. Mortgage Loan Trust
3.164% (US0001M + 1.500%) due 04/25/2035 ~	9	9
Washington Mutual Asset-Backed Certificates Trust
1.932% (US0001M + 0.060%) due 10/25/2036 ~	31	17

		14,577

CORPORATE BONDS & NOTES 0.7%
Marriott International, Inc.
6.750% due 05/15/2018	5,000	5,024

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.8%
American Home Mortgage Investment Trust
3.706% (US0012M + 1.500%) due 10/25/2034 ~	3	3
Bear Stearns ALT-A Trust
3.500% due 01/25/2036 ^~	1,179	1,168
3.503% due 08/25/2036 ^~	39	30
Citigroup Mortgage Loan Trust
3.545% due 08/25/2035 ~	47	47
Countrywide Alternative Loan Trust
2.002% (US0001M + 0.180%) due 02/20/2047 ^~	6,381	5,233
2.032% (US0001M + 0.210%) due 03/20/2046 ~	517	440
2.032% (US0001M + 0.160%) due 02/25/2047 ~	142	137
2.152% (US0001M + 0.280%) due 12/25/2035 ~	263	253
2.152% (US0001M + 0.280%) due 02/25/2037 ~	166	151
2.172% (US0001M + 0.300%) due 08/25/2035 ~	525	494
2.172% (US0001M + 0.300%) due 12/25/2035 ~	1,101	989
2.222% (US0001M + 0.350%) due 09/25/2035 ~	1,613	1,516
2.392% (US0001M + 0.520%) due 12/25/2035 ~	57	56
Countrywide Home Loan Mortgage Pass-Through Trust
2.332% (US0001M + 0.460%) due 05/25/2035 ~	176	163
2.452% (US0001M + 0.580%) due 03/25/2035 ^~	752	633
2.452% (US0001M + 0.580%) due 04/25/2035 ~	6	6
2.472% (US0001M + 0.600%) due 03/25/2035 ~	44	41
2.512% (US0001M + 0.640%) due 03/25/2035 ~	3,937	3,458
2.532% (US0001M + 0.660%) due 02/25/2035 ~	13	13
2.632% (US0001M + 0.760%) due 09/25/2034 ~	12	12
3.498% due 08/25/2034 ^~	24	24

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	$19	$20
Deutsche ALT-B Securities, Inc.
1.972% (US0001M + 0.100%) due 10/25/2036 ^~	4	3
Downey Savings & Loan Association Mortgage Loan Trust
2.018% (US0001M + 0.210%) due 03/19/2045 ~	559	544
2.068% (US0001M + 0.260%) due 08/19/2045 ~	221	209
2.138% (US0001M + 0.330%) due 09/19/2045 ~	1,929	1,586
GreenPoint Mortgage Funding Trust
2.332% (US0001M + 0.460%) due 06/25/2045 ~	1,917	1,774
HarborView Mortgage Loan Trust
2.048% (LIBOR01M + 0.240%) due 03/19/2036 ~	1,860	1,614
2.118% (US0001M + 0.310%) due 11/19/2035 ~	325	308
2.138% (US0001M + 0.330%) due 09/19/2035 ~	25	23
2.162% (US0001M + 0.340%) due 06/20/2035 ~	72	71
2.288% (US0001M + 0.480%) due 06/19/2035 ~	429	423
2.288% (US0001M + 0.480%) due 01/19/2036 ^~	113	83
2.308% (US0001M + 0.500%) due 01/19/2036 ~	2,549	2,014
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.332% due 10/25/2035 ~	31	31
Residential Accredit Loans, Inc. Trust
2.082% (US0001M + 0.210%) due 04/25/2046 ~	160	80
Sequoia Mortgage Trust
2.172% (US0001M + 0.350%) due 07/20/2033 ~	690	668
2.508% (US0001M + 0.700%) due 10/19/2026 ~	7	7
3.084% (US0006M + 0.720%) due 10/20/2034 ~	338	329
Structured Asset Mortgage Investments Trust
2.388% (US0001M + 0.580%) due 07/19/2034 ~	4	4
Thornburg Mortgage Securities Trust
2.412% (US0001M + 0.540%) due 03/25/2044 ~	128	122
WaMu Mortgage Pass-Through Certificates Trust
2.011% (12MTA + 0.810%) due 12/25/2046 ~	167	164
2.027% (COF 11 + 1.250%) due 02/27/2034 ~	9	9
2.162% (US0001M + 0.290%) due 10/25/2045 ~	31	32
2.182% (US0001M + 0.310%) due 01/25/2045 ~	18	18
2.277% (COF 11 + 1.500%) due 10/25/2046 ~	46	45
2.277% (COF 11 + 1.500%) due 11/25/2046 ~	421	401
2.483% (12MTA + 1.200%) due 11/25/2042 ~	3	3
2.512% (US0001M + 0.640%) due 01/25/2045 ~	18	18
2.512% (US0001M + 0.640%) due 07/25/2045 ~	17	17
2.683% (12MTA + 1.400%) due 08/25/2042 ~	12	11
Wells Fargo Mortgage-Backed Securities Trust
3.528% due 09/25/2034 ~	90	92
3.685% due 04/25/2036 ~	7	7

		25,597

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	159

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 0.6%
Fannie Mae
1.971% (US0001M + 0.350%) due 09/25/2042 ~	$39	$39
1.992% (LIBOR01M + 0.120%) due 03/25/2034 ~	8	8
2.022% (LIBOR01M + 0.150%) due 08/25/2034 ~	5	5
2.272% (LIBOR01M + 0.400%) due 06/25/2029 ~	2	2
3.122% (US0012M + 1.375%) due 12/01/2034 ~	8	8
3.551% (H15T1Y + 2.360%) due 11/01/2034 ~	28	30
3.758% (H15T1Y + 2.508%) due 12/01/2030 ~	2	2
6.000% due 07/25/2044	20	23
7.000% due 09/25/2023	11	12
8.800% due 01/25/2019	2	2
Freddie Mac
1.771% (LIBOR01M + 0.150%) due 09/25/2035 ~	1,809	1,804
2.152% (LIBOR01M + 0.280%) due 09/25/2031 ~	25	25
2.227% (LIBOR01M + 0.450%) due 12/15/2031 ~	1	1
2.263% (12MTA + 1.200%) due 02/25/2045 ~	39	39
2.401% (12MTA + 1.200%) due 10/25/2044 ~	83	84
2.601% (12MTA + 1.400%) due 07/25/2044 ~	25	25
3.556% (US0012M + 1.728%) due 10/01/2036 ~	37	39
6.500% due 07/15/2028	247	281

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ginnie Mae
2.375% (H15T1Y + 1.500%) due 03/20/2022 - 02/20/2025 ~		$47	$48
2.625% (H15T1Y + 1.500%) due 04/20/2022 - 06/20/2030 ~		470	487
2.750% (H15T1Y + 1.500%) due 08/20/2022 - 09/20/2026 ~		116	118
3.125% (H15T1Y + 1.500%) due 11/20/2022 - 11/20/2024 ~		142	144
6.000% due 08/20/2034		490	537
Small Business Administration
4.625% due 02/01/2025		19	20
5.090% due 10/01/2025		10	10

			3,793

Total United States (Cost $55,687)			48,991

SHORT-TERM INSTRUMENTS 63.6%

REPURCHASE AGREEMENTS (d) 40.8%
			274,874

JAPAN TREASURY BILLS 9.8%
(0.161)% due 05/07/2018 - 06/11/2018 (a)(b)	JPY	7,020,000	65,986

SPAIN TREASURY BILLS 5.0%
0.000% due 05/11/2018 (b)(c)	EUR	27,500	33,858

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.K. TREASURY BILLS 4.1%
0.250% due 04/03/2018 (b)(c)	GBP	20,000	$28,060

U.S. TREASURY BILLS 3.9%
1.506% due 04/19/2018 - 04/26/2018 (a)(b)(f)(h)		$26,565	26,542

Total Short-Term Instruments (Cost $426,926)			429,320

Total Investments in Securities (Cost $729,572)			733,925

		SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		363	4

Total Short-Term Instruments (Cost $4)			4

Total Investments in Affiliates (Cost $4)			4

Total Investments 108.8% (Cost $729,576)			$733,929

Financial Derivative Instruments (e)(g) (1.4)% (Cost or Premiums, net $2,557)			(9,412)

Other Assets and Liabilities, net (7.4)%			(50,111)

Net Assets 100.0%			$674,406

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	1.830%	04/02/2018	04/03/2018	$50,000	U.S. Treasury Bonds 3.750% due 11/15/2043	$(51,550)	$50,000	$50,011
FICC	1.250	03/29/2018	04/02/2018	774	U.S. Treasury Notes 2.250% due 01/31/2024	(790)	774	774
JPS	1.930	03/29/2018	04/02/2018	24,400	U.S. Treasury Notes 1.875% due 01/31/2022	(24,923)	24,400	24,405
	2.000	03/29/2018	04/02/2018	50,000	U.S. Treasury Notes 2.125% due 05/15/2025	(51,106)	50,000	50,011
RDR	1.890	03/29/2018	04/05/2018	75,000	U.S. Treasury Notes 2.000% due 04/30/2024	(76,653)	75,000	75,016
	1.950	03/29/2018	04/02/2018	74,700	U.S. Treasury Notes 1.000% - 3.625% due 08/15/2019 - 11/30/2019	(76,281)	74,700	74,716

Total Repurchase Agreements						$(281,303)	$274,874	$274,933

160	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
PIMCO International Portfolio
Global/Master Repurchase Agreement
RDR	$149,732	$0	$0	$149,732	$(152,934)	$(3,202)

PIMCO International Portfolio Subsidiary LLC (Subsidiary)
Global/Master Repurchase Agreement
BOS	50,011	0	0	50,011	(51,550)	(1,539)
FICC	774	0	0	774	(790)	(16)
JPS	74,416	0	0	74,416	(76,029)	(1,613)

Total Borrowings and Other Financing Transactions	$274,933	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - MSE Canada Government 10-Year Bond June 2018 Futures	CAD 148.500	05/18/2018	1,168	$1,168	$11	$5

Total Purchased Options					$11	$5

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Call Options Strike @ EUR 112.900 on Euro-Schatz May 2018 Futures	04/2018	300	EUR	2	$0	$0	$0
Call Options Strike @ EUR 154.000 on Euro-Bobl June 2018 Futures	05/2018	1,100		14	(1)	0	0
Call Options Strike @ EUR 168.500 on Euro-OAT France Government 10-Year Bond June 2018 Futures	05/2018	4,330		53	(5)	0	0
Euro-Bund 10-Year Bond June Futures	06/2018	2,273		445,896	5,958	575	0
Put Options Strike @ EUR 140.000 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	2,846		35	(1)	0	0
Put Options Strike @ EUR 141.000 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	2,700		33	(3)	0	0

					$5,948	$575	$0

SHORT FUTURES CONTRACTS

	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
Description						Asset	Liability
Australia Government 10-Year Bond June Futures	06/2018	1,059	AUD	(105,426)	$(1,630)	$89	$(616)
Canada Government 10-Year Bond June Futures	06/2018	925	CAD	(95,684)	(1,736)	0	(409)
Euro-BTP Italy Government Bond June Futures	06/2018	616	EUR	(105,197)	(1,829)	0	(1,164)
Euro-Buxl 30-Year Bond June Futures	06/2018	550		(111,920)	(3,733)	203	(27)
Euro-OAT France Government 10-Year Bond June Futures	06/2018	2,965		(563,988)	(9,508)	0	(1,109)
United Kingdom Long Gilt June Futures	06/2018	16	GBP	(2,757)	(54)	0	(15)

					$(18,490)	$292	$(3,340)

Total Futures Contracts					$(12,542)	$867	$(3,340)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	161

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month CAD-Bank Bill	2.100%	Semi-Annual	12/13/2027	CAD	17,000	$314	$125	$439	$0	$(52)
Receive	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046		6,200	879	(3)	876	0	(34)
Pay(1)	6-Month EUR-EURIBOR	0.500	Annual	09/19/2023	EUR	400	(2)	2	0	0	0
Receive(1)	6-Month EUR-EURIBOR	1.000	Annual	06/20/2028		240,200	451	(89)	362	0	(89)
Pay(1)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028		127,300	1,786	994	2,780	156	0
Pay(1)	6-Month EUR-EURIBOR	1.613	Annual	07/04/2042		40,800	(259)	1,533	1,274	0	(62)
Pay(1)	6-Month EUR-EURIBOR	1.624	Annual	07/04/2042		37,700	0	1,289	1,289	0	(57)
Receive(1)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023	GBP	80,000	(51)	(368)	(419)	0	(304)
Receive(1)	6-Month GBP-LIBOR	1.500	Semi-Annual	06/20/2028		17,500	605	(540)	65	0	(84)
Receive(1)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		79,700	1,906	(1,392)	514	0	(418)
Receive(1)	6-Month GBP-LIBOR	1.500	Semi-Annual	06/20/2048		49,900	2,622	(2,316)	306	0	(369)
Receive(1)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		26,500	(1,325)	(811)	(2,136)	0	(222)
Pay(1)	6-Month JPY-LIBOR	0.000	Semi-Annual	11/20/2020	JPY	67,750,000	(1,098)	205	(893)	12	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026		66,770,000	(3,675)	(699)	(4,374)	311	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		22,580,000	(424)	(122)	(546)	75	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	01/18/2028		2,350,000	0	(158)	(158)	8	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		2,710,000	174	(190)	(16)	10	0
Receive(1)	6-Month JPY-LIBOR	0.300	Semi-Annual	06/18/2028		5,350,000	467	(410)	57	22	0
Receive(1)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/29/2029		1,960,000	23	(171)	(148)	10	0

							$2,393	$(3,121)	$(728)	$604	$(1,691)

Total Swap Agreements							$2,393	$(3,121)	$(728)	$604	$(1,691)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared(2)(3)	$5	$867	$604	$1,476	$0	$(3,340)	$(1,691)	$(5,031)

(f)	Securities with an aggregate market value of $17,109 and cash of $20,566 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)

The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(3)	The Subsidiary did not have Exchange-Traded or Centrally Cleared financial derivative instruments as of period end.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2018	AUD	3,677		$2,883	$59	$0
BOA	04/2018	DKK	6,372		1,021	0	(30)
	04/2018	JPY	1,132,000		10,742	103	0
	05/2018	SEK	86,240		10,567	208	0
	05/2018		$37,642	SEK	307,480	0	(708)
	06/2018	JPY	820,000		$7,771	30	0
	10/2018	DKK	25,899		4,206	0	(130)
BPS	06/2018	TWD	1,538,012		53,213	0	(45)
	01/2019	DKK	181,800		29,481	0	(1,217)
CBK	04/2018		8,553		1,415	3	0
	04/2018	GBP	74,980		104,648	97	(647)
	04/2018	JPY	3,919,200		36,757	0	(78)
	04/2018		$543	CAD	700	0	0

162	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2018		$13,367	EUR	10,831	$0	$(40)
	04/2018		14,184	NOK	110,685	0	(64)
	05/2018	JPY	6,120,000		$56,297	0	(1,347)
	05/2018		$25,538	GBP	18,124	0	(78)
	05/2018		24,841	JPY	2,634,100	0	(45)
	05/2018		9,026	SEK	73,905	0	(149)
	07/2018		1,425	DKK	8,553	0	(4)
DUB	10/2018	DKK	261,218		$42,878	0	(855)
	01/2019		152,292		25,273	0	(442)
FBF	05/2018		$27,031	JPY	2,851,200	0	(192)
GLM	04/2018	CAD	6,463		$5,000	0	(16)
	04/2018	EUR	8,892		10,893	16	(64)
	04/2018		$9,603	EUR	7,755	0	(61)
	04/2018		14,281	GBP	10,290	156	0
	04/2018		52,108	JPY	5,473,800	0	(661)
	04/2018		5,963	NOK	47,190	57	0
	05/2018	GBP	5,337		$7,432	0	(68)
	05/2018	JPY	848,500		7,985	0	(2)
	05/2018	SEK	2,140		267	9	0
	06/2018		$11,023	KRW	11,927,061	227	0
	06/2018		26,711	TWD	774,935	123	0
HUS	04/2018	CAD	28,985		$22,968	469	0
	04/2018		$1,736	AUD	2,227	0	(26)
	04/2018		30,838	GBP	21,688	0	(409)
	05/2018	GBP	21,688		$30,875	409	0
	06/2018		$86,117	KRW	93,063,399	1,664	0
IND	04/2018		156,266	JPY	16,475,900	0	(1,415)
JPM	04/2018	AUD	327		$253	2	0
	04/2018	CAD	1,937		1,508	4	0
	04/2018	EUR	4,458		5,491	9	(3)
	04/2018	GBP	30,993		42,722	0	(761)
	04/2018	NOK	110,130		14,301	252	0
	04/2018		$24,019	CAD	30,922	3	(20)
	04/2018		92,346	GBP	66,707	1,244	0
	04/2018		4,318	JPY	460,300	9	0
	05/2018	AUD	1,953		$1,501	1	0
	05/2018	CAD	36,662		28,490	19	(4)
	05/2018	SEK	318,160		39,017	801	0
	05/2018		$43,518	CAD	56,132	78	0
	05/2018		70,577	SEK	576,025	0	(1,387)
	06/2018		14,338	TWD	415,874	63	0
MSB	04/2018	EUR	54,173		$67,031	373	0
	04/2018	JPY	14,012,848		131,650	0	(52)
	06/2018		$12,000	TWD	347,203	23	0
RBC	04/2018	AUD	3,198		$2,481	25	0
	04/2018		$10,138	GBP	7,288	87	0
	04/2018		972	JPY	102,100	0	(12)
	04/2018		6,091	NOK	47,430	0	(41)
	06/2018	JPY	80,000		$760	5	0
RYL	04/2018		$8,950	NOK	69,725	0	(55)
SCX	06/2018		247	SGD	324	1	0
SOG	06/2018		7,500	KRW	8,096,100	137	0
SSB	04/2018	NOK	162,495		$20,998	268	0
TOR	10/2018	DKK	20,001		3,245	0	(103)
UAG	04/2018	JPY	3,448,051		32,799	392	0
	04/2018		$2,476	DKK	14,925	0	(13)
	04/2018		60,613	EUR	48,938	0	(398)
	05/2018	EUR	48,937		$60,739	400	0
	05/2018		$32,859	JPY	3,448,051	0	(402)
	06/2018	KRW	113,092,435		$106,842	168	0
	01/2019	DKK	375,675		62,062	0	(1,373)

Total Forward Foreign Currency Contracts						$7,994	$(13,417)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	163

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC GBP versus USD	$	1.500	04/03/2018	GBP	35,000	$5	$0
	Call - OTC USD versus NOK	NOK	8.900	04/03/2018	$	26,000	3	0
CBK	Put - OTC USD versus JPY	JPY	90.000	04/10/2018		50,000	5	0
	Call - OTC USD versus SEK	SEK	9.150	04/10/2018		55,000	5	0

							$18	$0

Total Purchased Options							$18	$0

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date		Notional Amount	Premiums (Received)	Market Value
MSB	Call - OTC USD versus SEK	SEK	8.340	04/25/2018	$	30,000	$(126)	$(257)
RYL	Put - OTC AUD versus USD		$0.768	04/12/2018	AUD	35,000	(111)	(158)
	Call - OTC AUD versus USD		0.807	04/12/2018		35,000	(194)	0

							$(431)	$(415)

Total Written Options							$(431)	$(415)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Starwood Hotels & Resorts Worldwide, Inc.	(1.490)%	Quarterly	06/20/2018	0.058%	$5,000	$566	$(585)	$0	$(19)

Total Swap Agreements							$566	$(585)	$0	$(19)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
PIMCO International Portfolio
AZD	$59	$0	$0	$59	$0	$0	$0	$0	$59	$0	$59
BOA	311	0	0	311	(868)	0	(19)	(887)	(576)	547	(29)
BPS	0	0	0	0	(1,262)	0	0	(1,262)	(1,262)	1,504	242
CBK	100	0	0	100	(1,105)	0	0	(1,105)	(1,005)	1,539	534
DUB	0	0	0	0	(1,297)	0	0	(1,297)	(1,297)	1,647	350
FBF	0	0	0	0	(192)	0	0	(192)	(192)	0	(192)
GLM	588	0	0	588	(872)	0	0	(872)	(284)	552	268
HUS	2,542	0	0	2,542	(435)	0	0	(435)	2,107	(2,040)	67
IND	0	0	0	0	(1,415)	0	0	(1,415)	(1,415)	1,073	(342)
JPM	2,485	0	0	2,485	(2,175)	0	0	(2,175)	310	(490)	(180)
MSB	396	0	0	396	(52)	(257)	0	(309)	87	514	601
RBC	112	0	0	112	(53)	0	0	(53)	59	(80)	(21)
RYL	0	0	0	0	(55)	(158)	0	(213)	(213)	(350)	(563)
SCX	1	0	0	1	0	0	0	0	1	0	1
SOG	137	0	0	137	0	0	0	0	137	0	137
SSB	268	0	0	268	0	0	0	0	268	(350)	(82)
TOR	0	0	0	0	(103)	0	0	(103)	(103)	116	13
UAG	960	0	0	960	(2,186)	0	0	(2,186)	(1,226)	1,058	(168)

PIMCO International Portfolio Subsidiary LLC (Subsidiary)
BOA	30	0	0	30	0	0	0	0	30	0	30
CBK	0	0	0	0	(1,347)	0	0	(1,347)	(1,347)	1,490	143
RBC	5	0	0	5	0	0	0	0	5	0	5

Total Over the Counter	$7,994	$0	$0	$7,994	$(13,417)	$(415)	$(19)	$(13,851)

164	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

(h)	Securities with an aggregate market value of $8,548 and cash of $1,490 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$5	$5
Futures	0	0	0	0	867	867
Swap Agreements	0	0	0	0	604	604

	$0	$0	$0	$0	$1,476	$1,476

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,994	$0	$7,994

	$0	$0	$0	$7,994	$1,476	$9,470

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3,340	$3,340
Swap Agreements	0	0	0	0	1,691	1,691

	$0	$0	$0	$0	$5,031	$5,031

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,417	$0	$13,417
Written Options	0	0	0	415	0	415
Swap Agreements	0	19	0	0	0	19

	$0	$19	$0	$13,832	$0	$13,851

	$0	$19	$0	$13,832	$5,031	$18,882

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	165

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)

March 31, 2018

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(40)	$(40)
Futures	0	0	0	0	(15,804)	(15,804)
Swap Agreements	0	0	0	0	9,853	9,853

	$0	$0	$0	$0	$(5,991)	$(5,991)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(34,367)	$0	$(34,367)
Purchased Options	0	0	0	(167)	0	(167)
Written Options	0	0	0	3,523	0	3,523
Swap Agreements	0	(59)	0	0	0	(59)

	$0	$(59)	$0	$(31,011)	$0	$(31,070)

	$0	$(59)	$0	$(31,011)	$(5,991)	$(37,061)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(1)	$(1)
Futures	0	0	0	0	(11,557)	(11,557)
Swap Agreements	0	0	0	0	(1,499)	(1,499)

	$0	$0	$0	$0	$(13,057)	$(13,057)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(8,833)	$0	$(8,833)
Purchased Options	0	0	0	(14)	0	(14)
Written Options	0	0	0	16	0	16
Swap Agreements	0	51	0	0	0	51

	$0	$51	$0	$(8,831)	$0	$(8,780)

	$0	$51	$0	$(8,831)	$(13,057)	$(21,837)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Canada
Sovereign Issues	$0	$20,298	$0	$20,298
Denmark
Corporate Bonds & Notes	0	235,316	0	235,316
United States
Asset-Backed Securities	0	14,577	0	14,577
Corporate Bonds & Notes	0	5,024	0	5,024
Non-Agency Mortgage-Backed Securities	0	25,597	0	25,597
U.S. Government Agencies	0	3,793	0	3,793
Short-Term Instruments
Repurchase Agreements	0	274,874	0	274,874
Japan Treasury Bills	0	65,986	0	65,986
Spain Treasury Bills	0	33,858	0	33,858
U.K. Treasury Bills	0	28,060	0	28,060
U.S. Treasury Bills	0	26,542	0	26,542

	$0	$733,925	$0	$733,925

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4	$0	$0	$4

Total Investments	$4	$733,925	$0	$733,929

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	872	604	0	1,476
Over the counter	0	7,994	0	7,994

	$872	$8,598	$0	$9,470

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,340)	(1,691)	0	(5,031)
Over the counter	0	(13,851)	0	(13,851)

	$(3,340)	$(15,542)	$0	$(18,882)

Total Financial Derivative Instruments	$(2,468)	$(6,944)	$0	$(9,412)

Totals	$(2,464)	$726,981	$0	$724,517

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

166	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Schedule of Investments PIMCO Short Asset Portfolio

March 31, 2018

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 103.2%

CORPORATE BONDS & NOTES 45.4%

BANKING & FINANCE 25.7%
ABN AMRO Bank NV
1.800% due 09/20/2019	$800	$788
2.100% due 01/18/2019	20,645	20,559
2.374% (US0003M + 0.640%) due 01/18/2019 ~	10,762	10,801
2.450% due 06/04/2020	3,400	3,350
2.500% due 10/30/2018	3,500	3,503
ADCB Finance Cayman Ltd.
3.000% due 03/04/2019	10,500	10,513
AerCap Ireland Capital DAC
3.750% due 05/15/2019	22,470	22,617
4.250% due 07/01/2020	1,700	1,731
4.625% due 10/30/2020	8,500	8,755
AIG Global Funding
2.788% (US0003M + 0.480%) due 07/02/2020 ~	3,800	3,805
Air Lease Corp.
2.625% due 09/04/2018	770	769
2.750% due 01/15/2023	2,500	2,416
3.375% due 01/15/2019	16,400	16,464
American Express Credit Corp.
2.674% (US0003M + 0.730%) due 05/26/2020 ~	8,500	8,578
American Honda Finance Corp.
1.895% (US0003M + 0.150%) due 01/22/2019 ~	20,000	20,012
2.137% due 11/05/2021 ~	30,000	30,037
2.667% (US0003M + 0.610%) due 09/09/2021 ~	17,491	17,637
American Tower Corp.
2.250% due 01/15/2022	1,595	1,527
3.400% due 02/15/2019	4,000	4,015
3.450% due 09/15/2021	1,900	1,905
5.050% due 09/01/2020	1,800	1,874
Aozora Bank Ltd.
2.750% due 03/09/2020	2,000	1,985
Athene Global Funding
2.885% (US0003M + 1.140%) due 04/20/2020 ~	11,810	11,983
3.000% due 07/01/2022	1,918	1,869
3.538% (US0003M + 1.230%) due 07/01/2022 ~	40,000	40,690
Aviation Capital Group LLC
2.875% due 09/17/2018	4,090	4,089
Axis Bank Ltd.
3.250% due 05/21/2020	5,200	5,166
Banco Santander Chile
2.500% due 12/15/2020	11,900	11,677
3.910% (US0003M + 1.875%) due 06/07/2018 ~	1,589	1,595
Bangkok Bank PCL
3.300% due 10/03/2018	7,000	7,016
Bank Nederlandse Gemeenten NV
1.822% (US0003M + 0.100%) due 07/14/2020 ~	15,000	15,023
Bank of America Corp.
2.405% (US0003M + 0.660%) due 07/21/2021 ~	60,800	61,016
2.958% due 10/01/2021 ~	48,800	48,937
Bank of Montreal
2.375% due 01/25/2019	15,000	14,981
Bank of Nova Scotia
1.950% due 01/15/2019	5,000	4,973
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.300% due 03/05/2020	3,700	3,645
2.350% due 09/08/2019	29,350	29,085
Banque Federative du Credit Mutuel S.A.
2.000% due 04/12/2019	7,409	7,347
2.750% due 01/22/2019	2,250	2,250

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Barclays Bank PLC
2.343% (US0003M + 0.550%) due 08/07/2019 ~	$23,000	$23,065
2.500% due 02/20/2019	1,000	998
5.125% due 01/08/2020	5,100	5,270
Barclays PLC
2.750% due 11/08/2019	40,145	39,856
3.921% (US0003M + 2.110%) due 08/10/2021 ~	25,099	26,192
BNP Paribas S.A.
2.450% due 03/17/2019	10,000	9,972
2.511% (US0003M + 0.700%) due 05/11/2020 ~	10,000	9,997
BNZ International Funding Ltd.
2.350% due 03/04/2019	27,460	27,335
2.400% due 02/21/2020	12,600	12,455
2.592% (US0003M + 0.700%) due 02/21/2020 ~	3,960	3,979
3.087% (US0003M + 0.980%) due 09/14/2021 ~	1,385	1,405
BOC Aviation Ltd.
2.375% due 09/15/2021	2,500	2,408
2.750% due 09/18/2022	13,600	13,022
3.000% due 05/23/2022	1,500	1,458
Caterpillar Financial Services Corp.
2.218% (US0003M + 0.510%) due 01/10/2020 ~	13,000	13,073
2.615% (US0003M + 0.590%) due 06/06/2022 ~	8,000	8,061
Cboe Global Markets, Inc.
1.950% due 06/28/2019	7,000	6,920
CDP Financial, Inc.
4.400% due 11/25/2019	4,400	4,523
Citibank N.A.
2.438% due 09/18/2019 ~	30,000	29,968
Citigroup, Inc.
2.450% (US0003M + 0.690%) due 04/27/2018 ~	5,000	5,001
2.691% (US0003M + 0.950%) due 07/24/2023 ~	10,000	10,045
2.965% (US0003M + 0.930%) due 06/07/2019 ~	47,900	48,225
2.968% (US0003M + 1.190%) due 08/02/2021 ~	36,600	37,271
CK Hutchison International Ltd.
2.250% due 09/29/2020	23,000	22,592
CNP Assurances
7.500% due 10/18/2018 •(d)	1,600	1,632
Compass Bank
2.750% due 09/29/2019	3,450	3,433
Cooperatieve Rabobank UA
2.188% due 01/10/2023 ~	2,000	1,998
2.538% (US0003M + 0.830%) due 01/10/2022 ~	10,000	10,143
Credit Agricole S.A.
2.500% due 04/15/2019	15,000	14,955
Credit Suisse Group Funding Guernsey Ltd.
4.024% (US0003M + 2.290%) due 04/16/2021 ~	12,000	12,608
Danske Bank A/S
2.605% (US0003M + 0.580%) due 09/06/2019 ~	6,145	6,171
DBS Group Holdings Ltd.
2.365% (US0003M + 0.620%) due 07/25/2022 ~	1,300	1,307
2.537% (US0003M + 0.490%) due 06/08/2020 ~	79,600	79,693
Dexia Credit Local S.A.
1.875% due 01/29/2020	31,450	31,055
2.250% due 01/30/2019	6,165	6,157
2.250% due 02/18/2020	59,750	59,324
2.345% due 09/04/2020 ~	8,410	8,416
2.500% due 01/25/2021	32,200	31,982
Discover Bank
2.600% due 11/13/2018	38,039	38,033

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DNB Bank ASA
2.125% due 10/02/2020	$30,000	$29,365
Erste Abwicklungsanstalt
1.625% due 02/21/2019	5,400	5,366
2.267% (US0003M + 0.210%) due 03/09/2020 ~	43,400	43,548
European Investment Bank
1.860% (US0003M + 0.100%) due 01/27/2020 ~	5,000	5,003
EXIM Sukuk Malaysia Bhd.
2.874% due 02/19/2019	5,275	5,271
First Abu Dhabi Bank PJSC
2.250% due 02/11/2020	6,800	6,686
First Republic Bank
2.375% due 06/17/2019	6,300	6,260
Ford Motor Credit Co. LLC
1.897% due 08/12/2019	2,667	2,626
2.425% due 06/12/2020	1,300	1,277
2.597% due 11/04/2019	5,200	5,160
2.641% (US0003M + 0.830%) due 08/12/2019 ~	24,250	24,355
2.875% due 10/01/2018	11,000	11,010
2.901% (US0003M + 0.830%) due 03/12/2019 ~	25,925	25,999
2.943% due 01/08/2019	3,000	3,001
3.025% (US0003M + 0.900%) due 06/15/2018 ~	1,000	1,001
3.157% due 08/04/2020	5,700	5,677
General Motors Financial Co., Inc.
2.400% due 04/10/2018	1,300	1,300
2.400% due 05/09/2019	20,100	20,004
3.100% due 01/15/2019	53,737	53,805
3.150% due 01/15/2020	900	900
3.282% (US0003M + 1.560%) due 01/15/2020 ~	12,000	12,226
3.500% due 07/10/2019	17,983	18,081
3.612% (US0003M + 1.310%) due 06/30/2022 ~	1,000	1,015
3.780% (US0003M + 2.060%) due 01/15/2019 ~	3,500	3,544
6.750% due 06/01/2018	29,065	29,257
Goldman Sachs Group, Inc.
2.741% (US0003M + 1.000%) due 07/24/2023 ~	17,000	17,010
2.939% (US0003M + 1.100%) due 11/15/2018 ~	5,000	5,022
3.584% (US0003M + 1.600%) due 11/29/2023 ~	21,701	22,396
HBOS PLC
6.750% due 05/21/2018	8,695	8,740
Hong Kong Sukuk Ltd.
1.894% due 06/03/2020	10,500	10,313
HSBC Holdings PLC
3.604% (US0003M + 1.660%) due 05/25/2021 ~	81,143	83,937
HSH Portfoliomanagement AoeR
2.508% due 09/18/2020 ~	7,000	7,011
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019	9,904	10,317
7.625% due 04/09/2019	17,240	18,064
Hyundai Capital Services, Inc.
1.625% due 08/30/2019	7,860	7,688
ICICI Bank Ltd.
3.125% due 08/12/2020	16,127	15,965
3.500% due 03/18/2020	13,115	13,119
4.800% due 05/22/2019	13,365	13,611
5.750% due 11/16/2020	10,900	11,500
Indian Railway Finance Corp. Ltd.
3.917% due 02/26/2019	5,986	6,029
ING Bank NV
2.050% due 08/17/2018	8,534	8,517
2.449% (US0003M + 0.610%) due 08/15/2019 ~	10,000	10,042
2.450% due 03/16/2020	2,100	2,076
2.665% (US0003M + 0.780%) due 08/17/2018 ~	7,500	7,517

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	167

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ING Groep NV
3.452% (US0003M + 1.150%) due 03/29/2022 ~	$2,300	$2,337
International Lease Finance Corp.
3.875% due 04/15/2018	22,224	22,228
5.875% due 04/01/2019	7,395	7,599
5.875% due 08/15/2022	1,500	1,614
6.250% due 05/15/2019	16,004	16,558
7.125% due 09/01/2018	41,456	42,151
8.250% due 12/15/2020	4,500	5,013
8.625% due 01/15/2022	1,000	1,167
Intesa Sanpaolo SpA
3.875% due 01/15/2019	9,722	9,787
Jackson National Life Global Funding
3.022% (US0003M + 0.730%) due 06/27/2022 ~	43,800	44,324
Jefferies Group LLC
5.125% due 04/13/2018	5,000	5,003
John Deere Capital Corp.
2.527% due 09/08/2022 ~	16,800	16,864
JPMorgan Chase & Co.
2.965% (US0003M + 1.205%) due 10/29/2020 ~	15,100	15,426
3.135% (US0003M + 1.100%) due 06/07/2021 ~	8,500	8,671
3.486% (US0003M + 1.480%) due 03/01/2021 ~	16,100	16,566
JPMorgan Chase Bank N.A.
2.063% due 02/01/2021 ~	20,000	20,007
LeasePlan Corp. NV
2.500% due 05/16/2018	14,794	14,785
Lloyds Banking Group PLC
2.907% due 11/07/2023 •	19,700	19,012
Macquarie Bank Ltd.
2.047% due 04/04/2019 ~	66,000	66,060
2.600% due 06/24/2019	13,808	13,753
2.880% (US0003M + 1.120%) due 07/29/2020 ~	12,000	12,173
Macquarie Group Ltd.
3.000% due 12/03/2018	35,291	35,322
3.004% due 11/28/2023 ~	25,000	25,063
7.625% due 08/13/2019	4,840	5,128
Metropolitan Life Global Funding
2.398% due 09/19/2019 ~	84,000	84,130
Mitsubishi UFJ Financial Group, Inc.
2.535% (US0003M + 0.790%) due 07/25/2022 ~	18,524	18,632
2.757% due 03/02/2023 ~	54,000	53,950
3.149% (US0003M + 1.060%) due 09/13/2021 ~	5,270	5,350
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.250% due 09/07/2021	1,000	962
2.500% due 03/09/2020	7,100	7,033
2.519% (US0003M + 0.775%) due 07/23/2019 ~	8,000	8,035
2.652% due 09/19/2022	28,300	27,364
2.750% due 10/21/2020	4,000	3,965
Mitsubishi UFJ Trust & Banking Corp.
2.450% due 10/16/2019	3,000	2,975
Mizuho Bank Ltd.
2.400% due 03/26/2020	4,700	4,635
2.450% due 04/16/2019	28,300	28,177
2.650% due 09/25/2019	12,300	12,225
Mizuho Financial Group, Inc.
2.924% (US0003M + 0.940%) due 02/28/2022 ~	53,784	54,273
2.951% due 09/11/2022 ~	32,898	33,102
3.189% (US0003M + 1.480%) due 04/12/2021 ~	12,000	12,291
3.229% (US0003M + 1.140%) due 09/13/2021 ~	1,000	1,016
Morgan Stanley
2.125% due 04/25/2018	12,599	12,595
2.294% due 02/10/2021 ~	59,600	59,649
2.450% due 02/01/2019	41,701	41,624

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.675% (US0003M + 0.930%) due 07/22/2022 ~	$5,000	$5,021
6.625% due 04/01/2018	12,000	12,000
MUFG Union Bank N.A.
2.625% due 09/26/2018	15,636	15,628
Nasdaq, Inc.
2.638% due 03/22/2019 ~	26,800	26,837
National Bank of Canada
2.108% due 11/02/2020 ~	1,000	999
2.331% (US0003M + 0.600%) due 01/17/2020 ~	44,245	44,417
Nederlandse Waterschapsbank NV
1.974% due 02/24/2020 ~	32,000	32,003
2.145% due 03/15/2019 ~	5,000	5,000
Nissan Motor Acceptance Corp.
2.000% due 03/08/2019	1,600	1,588
2.302% (US0003M + 0.580%) due 01/13/2020 ~	600	603
2.372% (US0003M + 0.650%) due 07/13/2022 ~	9,200	9,212
2.609% (US0003M + 0.520%) due 09/13/2019 ~	36,400	36,504
2.612% (US0003M + 0.890%) due 01/13/2022 ~	1,500	1,521
2.685% due 09/28/2020 ~	5,000	5,007
2.722% due 03/15/2021 ~	5,000	5,008
2.985% due 09/28/2022 ~	36,900	36,961
3.057% (US0003M + 1.010%) due 03/08/2019 ~	5,600	5,639
Nomura Holdings, Inc.
2.750% due 03/19/2019	43,704	43,678
Nordea Bank AB
2.114% (US0003M + 0.410%) due 04/07/2020 ~	12,000	12,004
2.454% (US0003M + 0.470%) due 05/29/2020 ~	12,200	12,236
2.922% (US0003M + 0.620%) due 09/30/2019 ~	6,615	6,647
2.946% (US0003M + 0.990%) due 05/27/2021 ~	8,000	8,133
3.018% (US0003M + 0.840%) due 09/17/2018 ~	1,685	1,690
4.875% due 01/27/2020	300	310
NRW Bank
1.893% due 02/01/2022 ~	50,800	50,844
1.981% (US0003M + 0.170%) due 02/11/2019 ~	14,100	14,117
NTT Finance Corp.
1.900% due 07/21/2021	800	770
2.832% (US0003M + 0.530%) due 06/29/2020 ~	25,152	25,269
Oesterreichische Kontrollbank AG
2.178% (US0003M) due 09/18/2018 ~(f)	15,000	15,004
ORIX Corp.
2.650% due 04/13/2021	26,020	25,517
2.900% due 07/18/2022	17,748	17,365
2.950% due 07/23/2020	4,400	4,380
3.200% due 01/19/2022	4,000	3,966
Private Export Funding Corp.
2.650% due 02/16/2021	5,900	5,893
Protective Life Global Funding
2.597% (US0003M + 0.550%) due 06/08/2018 ~	600	600
2.615% due 08/22/2022	13,900	13,491
QBE Insurance Group Ltd.
3.000% due 10/21/2022	2,870	2,786
QNB Finance Ltd.
2.750% due 10/31/2018	3,700	3,700
RCI Banque S.A.
3.500% due 04/03/2018	16,826	16,826
Reliance Standard Life Global Funding
2.500% due 01/15/2020	10,896	10,790
Royal Bank of Canada
2.200% due 09/23/2019	3,502	3,482
2.240% (US0003M + 0.480%) due 07/29/2019 ~	5,000	5,015

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Royal Bank of Scotland Group PLC
3.309% (US0003M + 1.470%) due 05/15/2023 ~	$72,473	$73,148
4.700% due 07/03/2018	2,000	2,007
6.400% due 10/21/2019	25,000	26,249
Santander Holdings USA, Inc.
2.650% due 04/17/2020	14,000	13,851
2.700% due 05/24/2019	8,479	8,461
Santander UK Group Holdings PLC
2.875% due 08/05/2021	11,200	10,981
3.373% due 01/05/2024 •	4,000	3,917
Santander UK PLC
2.000% due 08/24/2018	21,000	20,948
2.350% due 09/10/2019	7,000	6,944
2.375% due 03/16/2020	2,500	2,466
2.500% due 03/14/2019	15,450	15,398
3.050% due 08/23/2018	6,100	6,113
Scentre Group Trust
2.375% due 11/05/2019	5,300	5,248
Skandinaviska Enskilda Banken AB
2.659% (US0003M + 0.570%) due 09/13/2019 ~	15,125	15,186
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021	2,100	2,047
3.000% due 07/15/2022	900	881
Societe Generale S.A.
2.625% due 10/01/2018	25,000	24,992
Standard Chartered PLC
1.700% due 04/17/2018	1,835	1,835
2.100% due 08/19/2019	4,542	4,479
2.371% (US0003M + 0.640%) due 04/17/2018 ~	28,400	28,407
2.400% due 09/08/2019	18,800	18,628
3.015% (US0003M + 1.130%) due 08/19/2019 ~	7,000	7,071
State Bank of India
2.654% (US0003M + 0.950%) due 04/06/2020 ~	43,200	43,260
3.250% due 04/18/2018	30,540	30,544
3.622% due 04/17/2019	10,585	10,629
SumitG Guaranteed Secured Obligation Issuer DAC
2.251% due 11/02/2020	3,000	2,942
Sumitomo Mitsui Banking Corp.
1.966% due 01/11/2019	18,404	18,292
2.044% due 10/18/2019 ~	24,000	24,003
2.081% due 01/17/2020 ~	22,700	22,691
2.245% (US0003M + 0.540%) due 01/11/2019 ~	3,300	3,307
Sumitomo Mitsui Financial Group, Inc.
2.474% due 10/18/2022 ~	20,000	20,008
2.489% (US0003M + 0.780%) due 07/12/2022 ~	13,400	13,457
2.675% (US0003M + 0.970%) due 01/11/2022 ~	4,354	4,400
2.879% (US0003M + 1.140%) due 10/19/2021 ~	7,750	7,880
3.737% (US0003M + 1.680%) due 03/09/2021 ~	19,900	20,584
Sumitomo Mitsui Trust Bank Ltd.
1.950% due 09/19/2019	15,800	15,533
2.050% due 03/06/2019	8,925	8,858
2.050% due 10/18/2019	2,210	2,179
2.535% (US0003M + 0.510%) due 03/06/2019 ~	8,360	8,374
2.618% due 09/19/2019 ~	5,000	5,002
2.644% (US0003M + 0.910%) due 10/18/2019 ~	7,500	7,558
Svensk Exportkredit AB
1.797% (US0003M + 0.100%) due 10/04/2018 ~	3,000	3,002
Svenska Handelsbanken AB
2.668% (US0003M + 0.490%) due 06/17/2019 ~	22,850	22,933
Swedbank AB
2.807% (US0003M + 0.700%) due 03/14/2022 ~	2,000	2,017

168	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Synchrony Financial
2.600% due 01/15/2019		$33,925	$33,855
Total System Services, Inc.
2.375% due 06/01/2018		5,125	5,121
Toyota Motor Credit Corp.
2.527% due 09/08/2022 ~		15,000	15,091
2.860% due 01/28/2021	AUD	6,000	4,592
U.S. Bancorp
2.381% (US0003M + 0.640%) due 01/24/2022 ~		$7,000	7,058
UBS AG
2.304% due 05/28/2019 ~		45,000	45,026
2.355% (US0003M + 0.320%) due 12/07/2018 ~		2,700	2,703
2.473% (US0003M + 0.640%) due 08/14/2019 ~		4,606	4,625
2.627% (US0003M + 0.580%) due 06/08/2020 ~		600	603
2.856% (US0003M + 0.850%) due 06/01/2020 ~		15,400	15,562
4.750% due 05/22/2023 •		4,400	4,411
UBS Group Funding Switzerland AG
2.789% due 08/15/2023 ~		12,000	12,073
3.000% due 04/15/2021		4,600	4,555
3.500% (US0003M + 1.780%) due 04/14/2021 ~		26,700	27,678
VEREIT Operating Partnership LP
3.000% due 02/06/2019		15,498	15,504
WEA Finance LLC
3.250% due 10/05/2020		4,000	4,007
Wells Fargo & Co.
2.447% (US0003M + 0.680%) due 01/30/2020 ~		500	503
2.777% (US0003M + 1.025%) due 07/26/2021 ~		8,000	8,140
Wells Fargo Bank N.A.
2.150% due 12/06/2019		30,000	29,684
XLIT Ltd.
2.300% due 12/15/2018		4,750	4,733

			4,024,881

INDUSTRIALS 15.8%
AbbVie, Inc.
1.800% due 05/14/2018		28,158	28,138
2.000% due 11/06/2018		7,417	7,390
Alimentation Couche-Tard, Inc.
2.589% due 12/13/2019 ~		10,340	10,358
Allergan Funding SCS
3.000% due 03/12/2020		8,400	8,361
3.326% (US0003M + 1.255%) due 03/12/2020 ~		14,118	14,289
Allergan Sales LLC
5.000% due 12/15/2021		800	836
Allergan, Inc.
3.375% due 09/15/2020		1,600	1,602
Amgen, Inc.
2.131% (US0003M + 0.320%) due 05/10/2019 ~		1,100	1,101
Anadarko Petroleum Corp.
6.950% due 06/15/2019		2,800	2,929
Anheuser-Busch InBev Finance, Inc.
1.900% due 02/01/2019		103,157	102,878
2.150% due 02/01/2019		20,305	20,301
2.650% due 02/01/2021		600	596
3.033% (US0003M + 1.260%) due 02/01/2021 ~		10,500	10,796
Anheuser-Busch North American Holding Corp.
2.463% (US0003M + 0.690%) due 08/01/2018 ~		500	500
AP Moller - Maersk A/S
2.550% due 09/22/2019		1,800	1,791
Aptiv PLC
3.150% due 11/19/2020		1,900	1,898

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AstraZeneca PLC
2.380% (US0003M + 0.530%) due 11/16/2018 ~	$26,186	$26,263
AutoNation, Inc.
5.500% due 02/01/2020	900	937
6.750% due 04/15/2018	19,258	19,282
Bacardi Ltd.
8.200% due 04/01/2019	1,000	1,049
Baidu, Inc.
2.750% due 06/09/2019	9,245	9,217
3.250% due 08/06/2018	17,039	17,069
BAT Capital Corp.
2.297% due 08/14/2020	1,400	1,373
2.423% due 08/14/2020 ~	73,157	73,411
2.719% due 08/15/2022 ~	38,970	39,227
BAT International Finance PLC
1.850% due 06/15/2018	3,182	3,178
2.635% (US0003M + 0.510%) due 06/15/2018 ~	8,731	8,734
2.750% due 06/15/2020	2,578	2,557
Baxalta, Inc.
2.000% due 06/22/2018	1,300	1,298
2.875% due 06/23/2020	3,800	3,775
Beam Suntory, Inc.
1.750% due 06/15/2018	1,800	1,796
BMW U.S. Capital LLC
2.344% (US0003M + 0.640%) due 04/06/2022 ~	5,505	5,540
Campbell Soup Co.
2.645% due 03/16/2020 ~	1,400	1,400
Canadian Pacific Railway Co.
4.500% due 01/15/2022	1,500	1,562
Cardinal Health, Inc.
2.895% (US0003M + 0.770%) due 06/15/2022 ~	12,095	12,093
Central Nippon Expressway Co. Ltd.
2.079% due 11/05/2019	14,650	14,467
2.091% due 09/14/2021	34,967	33,771
2.170% due 08/05/2019	7,620	7,565
2.241% due 02/16/2021	17,800	17,404
2.293% due 04/23/2021	16,468	16,064
2.327% (US0003M + 0.540%) due 08/04/2020 ~	17,000	17,043
2.338% due 11/02/2021 ~	5,500	5,523
2.362% due 05/28/2021	34,950	34,214
2.369% due 09/10/2018	17,325	17,311
2.567% due 11/02/2021	10,800	10,576
2.814% (US0003M + 1.070%) due 04/23/2021 ~	9,200	9,366
2.835% (US0003M + 0.810%) due 03/03/2022 ~	9,500	9,599
2.957% (US0003M + 0.850%) due 09/14/2021 ~	9,000	9,122
Charter Communications Operating LLC
3.579% due 07/23/2020	1,600	1,605
Chevron Corp.
2.800% (US0003M + 0.950%) due 05/16/2021 ~	27,800	28,450
CNH Industrial Capital LLC
3.375% due 07/15/2019	5,941	5,941
4.375% due 11/06/2020	6,600	6,757
CNPC General Capital Ltd.
1.950% due 04/16/2018	4,326	4,325
2.700% due 11/25/2019	11,090	11,026
2.750% due 05/14/2019	4,219	4,210
Conagra Brands, Inc.
2.204% due 10/09/2020 ~	4,600	4,605
ConocoPhillips Co.
2.739% (US0003M + 0.900%) due 05/15/2022 ~	17,729	18,085
CRH America, Inc.
8.125% due 07/15/2018	2,228	2,262
CVS Health Corp.
1.900% due 07/20/2018	4,600	4,591

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
D.R. Horton, Inc.
2.550% due 12/01/2020	$5,000	$4,927
3.750% due 03/01/2019	700	703
4.000% due 02/15/2020	2,500	2,543
4.375% due 09/15/2022	1,800	1,865
Daimler Finance North America LLC
2.000% due 08/03/2018	400	399
2.037% (US0003M + 0.250%) due 11/05/2018 ~	6,400	6,403
2.200% due 05/05/2020	5,000	4,908
2.241% due 02/12/2021 ~	21,500	21,517
2.250% due 09/03/2019	900	893
2.250% due 03/02/2020	1,250	1,231
2.317% (US0003M + 0.530%) due 05/05/2020 ~	5,000	5,023
2.375% due 08/01/2018	17,395	17,386
2.387% (US0003M + 0.620%) due 10/30/2019 ~	2,000	2,012
2.436% (US0003M + 0.740%) due 07/05/2019 ~	1,250	1,258
2.633% (US0003M + 0.860%) due 08/01/2018 ~	35,590	35,663
Dell International LLC
3.480% due 06/01/2019	72,400	72,748
4.420% due 06/15/2021	22,000	22,583
Delta Air Lines, Inc.
2.875% due 03/13/2020	37,200	36,975
3.625% due 03/15/2022	5,150	5,148
Deutsche Telekom International Finance BV
1.500% due 09/19/2019	6,500	6,381
2.225% due 01/17/2020	550	543
2.628% (US0003M + 0.450%) due 09/19/2019 ~	21,000	21,035
6.750% due 08/20/2018	3,000	3,047
Discovery Communications LLC
2.912% due 09/20/2019 ~	1,000	1,005
Doosan Infracore Co. Ltd.
2.500% due 07/26/2020	5,000	4,919
DXC Technology Co.
2.956% due 03/01/2021 ~	9,700	9,712
eBay, Inc.
2.253% (US0003M + 0.480%) due 08/01/2019 ~	10,000	10,018
2.637% (US0003M + 0.870%) due 01/30/2023 ~	53,086	53,502
Ecopetrol S.A.
4.250% due 09/18/2018	800	807
Enbridge, Inc.
2.825% (US0003M + 0.700%) due 06/15/2020 ~	27,700	27,815
Energy Transfer LP
2.500% due 06/15/2018	38,164	38,173
6.700% due 07/01/2018	2,000	2,021
9.000% due 04/15/2019	2,200	2,328
9.700% due 03/15/2019	2,000	2,122
Enterprise Products Operating LLC
2.550% due 10/15/2019	2,700	2,684
5.250% due 01/31/2020	2,000	2,077
6.500% due 01/31/2019	14,552	14,975
EQT Corp.
2.500% due 10/01/2020	13,720	13,423
3.078% due 10/01/2020 ~	21,200	21,250
4.875% due 11/15/2021	1,258	1,311
ERAC USA Finance LLC
2.350% due 10/15/2019	275	272
2.800% due 11/01/2018	1,950	1,950
5.250% due 10/01/2020	700	735
Fidelity National Information Services, Inc.
2.000% due 04/15/2018	1,760	1,760
2.850% due 10/15/2018	6,566	6,570
Flex Ltd.
4.625% due 02/15/2020	1,400	1,437
Fresenius Medical Care U.S. Finance, Inc.
4.125% due 10/15/2020	4,667	4,750
5.625% due 07/31/2019	4,600	4,749

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	169

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GATX Corp.
2.500% due 07/30/2019	$1,500	$1,489
2.507% due 11/05/2021 ~	2,000	2,011
General Electric Co.
2.167% (US0003M + 0.380%) due 05/05/2026 ~	8,190	7,822
5.500% due 01/08/2020	4,200	4,369
5.550% due 05/04/2020	700	733
6.000% due 08/07/2019	2,265	2,349
General Motors Co.
2.593% (US0003M + 0.800%) due 08/07/2020 ~	6,800	6,809
3.500% due 10/02/2018	31,988	32,039
Halliburton Co.
2.000% due 08/01/2018	2,250	2,247
Harris Corp.
2.247% due 04/30/2020 ~	10,000	10,008
Hewlett Packard Enterprise Co.
2.100% due 10/04/2019	8,490	8,381
2.850% due 10/05/2018	63,499	63,572
3.626% (US0003M + 1.930%) due 10/05/2018 ~	3,485	3,516
Historic TW, Inc.
6.875% due 06/15/2018	9,279	9,353
HP, Inc.
2.662% (US0003M + 0.940%) due 01/14/2019 ~	3,500	3,513
HPHT Finance Ltd.
2.875% due 03/17/2020	5,305	5,275
Hyundai Capital America
1.750% due 09/27/2019	5,000	4,897
2.400% due 10/30/2018	5,533	5,518
2.500% due 03/18/2019	11,900	11,830
2.550% due 02/06/2019	5,314	5,300
2.875% due 08/09/2018	9,170	9,171
3.108% (US0003M + 0.800%) due 04/03/2020 ~	2,000	2,001
Imperial Brands Finance PLC
2.050% due 07/20/2018	14,190	14,161
2.950% due 07/21/2020	15,600	15,497
3.750% due 07/21/2022	2,500	2,512
Kinder Morgan, Inc.
3.000% (US0003M + 1.280%) due 01/15/2023 ~	22,000	22,434
7.250% due 06/01/2018	6,681	6,725
Komatsu Finance America, Inc.
2.118% due 09/11/2020	2,500	2,450
Kraft Heinz Foods Co.
2.000% due 07/02/2018	10,000	9,991
2.220% due 08/09/2019 ~	13,900	13,909
2.381% due 02/10/2021 ~	9,800	9,777
2.631% due 08/10/2022 ~	45,266	45,620
Martin Marietta Materials, Inc.
2.554% (US0003M + 0.650%) due 05/22/2020 ~	5,800	5,824
Masco Corp.
3.500% due 04/01/2021	12,800	12,870
7.125% due 03/15/2020	3,800	4,079
Moody’s Corp.
2.625% due 01/15/2023	5,000	4,832
Mylan NV
2.500% due 06/07/2019	20,172	20,021
3.000% due 12/15/2018	3,940	3,941
3.150% due 06/15/2021	10,400	10,263
3.750% due 12/15/2020	4,673	4,708
Mylan, Inc.
2.550% due 03/28/2019	8,595	8,553
2.600% due 06/24/2018	20,582	20,564
NBCUniversal Enterprise, Inc.
1.974% due 04/15/2019	3,295	3,271
NetApp, Inc.
2.000% due 09/27/2019	6,100	6,008
3.375% due 06/15/2021	1,400	1,400
Novartis Securities Investment Ltd.
5.125% due 02/10/2019	5,000	5,103

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NXP BV
3.750% due 06/01/2018	$9,175	$9,199
Oil India Ltd.
3.875% due 04/17/2019	2,200	2,215
Origin Energy Finance Ltd.
3.500% due 10/09/2018	2,500	2,505
Penske Truck Leasing Co. LP
2.875% due 07/17/2018	12,621	12,627
3.200% due 07/15/2020	1,000	1,002
Petroleos Mexicanos
3.500% due 07/18/2018	6,486	6,511
3.754% (US0003M + 2.020%) due 07/18/2018 ~	1,931	1,944
5.500% due 02/04/2019	800	816
8.000% due 05/03/2019	13,000	13,666
Petronas Capital Ltd.
5.250% due 08/12/2019	87,203	89,972
Phillips 66
2.372% (US0003M + 0.650%) due 04/15/2019 ~	36,235	36,245
2.472% (US0003M + 0.750%) due 04/15/2020 ~	2,000	2,003
2.606% due 02/26/2021 ~	2,100	2,103
Pioneer Natural Resources Co.
6.875% due 05/01/2018	4,900	4,917
QUALCOMM, Inc.
2.245% (US0003M + 0.360%) due 05/20/2019 ~	13,200	13,227
2.497% (US0003M + 0.730%) due 01/30/2023 ~	17,550	17,412
QVC, Inc.
3.125% due 04/01/2019	7,180	7,178
Reckitt Benckiser Treasury Services PLC
2.846% (US0003M + 0.560%) due 06/24/2022 ~	7,800	7,764
Reynolds American, Inc.
6.875% due 05/01/2020	6,600	7,082
Rogers Communications, Inc.
6.800% due 08/15/2018	6,000	6,095
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	4,000	4,208
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	37,730	37,121
SK Telecom Co. Ltd.
2.125% due 05/01/2018	16,060	16,051
Sky PLC
9.500% due 11/15/2018	11,445	11,912
Solvay Finance America LLC
3.400% due 12/03/2020	1,500	1,509
Southern Co.
3.008% (US0003M + 0.700%) due 09/30/2020 ~	33,200	33,377
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	5,688	5,666
Statoil ASA
2.129% (US0003M + 0.290%) due 05/15/2018 ~	500	500
2.251% (US0003M + 0.460%) due 11/08/2018 ~	13,575	13,602
Suntory Holdings Ltd.
2.550% due 09/29/2019	500	497
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018	45,230	45,249
5.134% due 04/27/2020	1,500	1,559
5.877% due 07/15/2019	8,800	9,130
Tencent Holdings Ltd.
3.375% due 05/02/2019	100,179	100,757
Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019	13,348	12,911
Time Warner Cable LLC
5.000% due 02/01/2020	6,000	6,165
6.750% due 07/01/2018	34,013	34,336
8.250% due 04/01/2019	7,414	7,782
8.750% due 02/14/2019	11,750	12,307

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TransCanada PipeLines Ltd.
6.500% due 08/15/2018	$10,000	$10,147
TSMC Global Ltd.
1.625% due 04/03/2018	9,820	9,820
Tyson Foods, Inc.
2.342% due 08/21/2020 ~	27,190	27,241
2.434% (US0003M + 0.450%) due 05/30/2019 ~	20,520	20,558
2.650% due 08/15/2019	5,950	5,918
Valero Energy Corp.
9.375% due 03/15/2019	6,000	6,363
Viacom, Inc.
2.750% due 12/15/2019	3,541	3,510
VMware, Inc.
2.300% due 08/21/2020	48,190	46,899
2.950% due 08/21/2022	3,600	3,454
Volkswagen Group of America Finance LLC
1.650% due 05/22/2018	5,275	5,268
2.125% due 05/23/2019	2,600	2,584
2.374% (US0003M + 0.470%) due 05/22/2018 ~	3,055	3,054
2.450% due 11/20/2019	2,300	2,277
Vulcan Materials Co.
2.725% (US0003M + 0.600%) due 06/15/2020 ~	500	499
Western Gas Partners LP
2.600% due 08/15/2018	6,000	5,993
WestJet Airlines Ltd.
3.500% due 06/16/2021	1,400	1,395
Woodside Finance Ltd.
8.750% due 03/01/2019	2,100	2,214
Xerox Corp.
2.750% due 03/15/2019	1,500	1,497
6.350% due 05/15/2018	1,898	1,905
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018	19,150	19,150
2.700% due 04/01/2020	1,200	1,188
4.625% due 11/30/2019	1,386	1,423

		2,481,158

UTILITIES 3.9%
AT&T, Inc.
2.300% due 03/11/2019	5,293	5,275
2.372% (US0003M + 0.650%) due 01/15/2020 ~	6,863	6,890
2.672% (US0003M + 0.950%) due 07/15/2021 ~	10,300	10,414
2.723% (US0003M + 0.890%) due 02/14/2023 ~	22,200	22,523
BP Capital Markets PLC
2.183% (US0003M + 0.350%) due 08/14/2018 ~	2,000	2,001
2.828% due 09/19/2022 ~	31,550	31,887
2.916% (US0003M + 0.630%) due 09/26/2018 ~	5,603	5,615
British Telecommunications PLC
2.350% due 02/14/2019	38,968	38,835
British Transco International Finance BV
0.000% due 11/04/2021 (c)	4,300	3,868
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020	17,400	17,388
Cleveland Electric Illuminating Co.
8.875% due 11/15/2018	4,910	5,090
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020	1,800	1,781
CNOOC Finance Ltd.
1.750% due 05/09/2018	6,970	6,966
Duke Energy Corp.
6.250% due 06/15/2018	6,164	6,209
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021	600	649
6.400% due 09/15/2020	1,600	1,713
E.ON International Finance BV
5.800% due 04/30/2018	46,951	47,058

170	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Electricite de France S.A.
2.150% due 01/22/2019	$3,112	$3,098
6.500% due 01/26/2019	2,340	2,406
Enel Finance International NV
2.875% due 05/25/2022	7,200	7,033
Entergy Gulf States Louisiana LLC
6.000% due 05/01/2018	12,000	12,031
Eversource Energy
2.750% due 03/15/2022	7,000	6,867
Exelon Corp.
5.150% due 12/01/2020	2,500	2,604
FirstEnergy Corp.
2.850% due 07/15/2022	5,700	5,539
HKCG Finance Ltd.
6.250% due 08/07/2018	1,500	1,517
Iberdrola Finance Ireland DAC
5.000% due 09/11/2019	800	822
Indiana Michigan Power Co.
7.000% due 03/15/2019	1,020	1,059
Israel Electric Corp. Ltd.
5.625% due 06/21/2018	4,000	4,020
7.250% due 01/15/2019	5,000	5,155
9.375% due 01/28/2020	2,500	2,758
Korea East-West Power Co. Ltd.
2.625% due 11/27/2018	9,670	9,654
Korea Midland Power Co. Ltd.
2.750% due 02/11/2019	4,000	3,992
Korea Western Power Co. Ltd.
2.625% due 09/22/2019	6,000	5,959
2.875% due 10/10/2018	6,490	6,483
NextEra Energy Capital Holdings, Inc.
2.700% due 09/15/2019	1,600	1,596
Optus Finance Pty. Ltd.
4.625% due 10/15/2019	1,100	1,128
Orange S.A.
1.625% due 11/03/2019	7,700	7,544
2.750% due 02/06/2019	5,536	5,535
PacifiCorp
5.500% due 01/15/2019	1,352	1,381
Plains All American Pipeline LP
2.600% due 12/15/2019	19,832	19,584
Progress Energy, Inc.
7.050% due 03/15/2019	5,095	5,289
PSEG Power LLC
2.450% due 11/15/2018	1,450	1,447
Sempra Energy
1.959% due 07/15/2019 ~	10,000	10,002
Sinopec Capital Ltd.
1.875% due 04/24/2018	10,900	10,894
Sinopec Group Overseas Development Ltd.
1.750% due 09/29/2019	5,000	4,906
2.125% due 05/03/2019	14,100	13,970
2.375% due 04/12/2020	2,500	2,463
2.500% due 10/17/2018	20,186	20,156
2.500% due 04/28/2020	23,054	22,719
2.628% (US0003M + 0.920%) due 04/10/2019 ~	4,750	4,770
2.750% due 04/10/2019	9,203	9,178
State Grid Overseas Investment Ltd.
1.750% due 05/22/2018	5,000	4,993
2.250% due 05/04/2020	2,200	2,163
2.750% due 05/07/2019	22,107	22,067
Tampa Electric Co.
6.100% due 05/15/2018	13,000	13,056
TECO Finance, Inc.
2.308% (US0003M + 0.600%) due 04/10/2018 ~	21,558	21,559
Verizon Communications, Inc.
2.454% (US0003M + 0.550%) due 05/22/2020 ~	4,579	4,600
3.145% (US0003M + 1.000%) due 03/16/2022 ~	92,710	94,535

		600,694

Total Corporate Bonds & Notes (Cost $7,126,231)		7,106,733

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.1%

MISSISSIPPI 0.1%
Mississippi State General Obligation Bonds, Series 2017
2.086% due 11/01/2028 ~	$11,700	$11,706

PENNSYLVANIA 0.0%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006
0.000% due 10/25/2036 ~	1,934	1,910

Total Municipal Bonds & Notes (Cost $13,599)		13,616

U.S. GOVERNMENT AGENCIES 8.5%
Fannie Mae
1.750% due 08/14/2020	17,657	17,360
1.888% due 03/25/2048 ~	14,795	14,766
1.895% (LIBOR01M + 0.320%) due 08/25/2044 - 01/25/2045 ~	28,727	28,675
1.925% (LIBOR01M + 0.350%) due 11/25/2044 - 09/25/2055 ~	155,080	155,156
1.925% due 11/25/2047 ~	26,693	26,729
1.975% (LIBOR01M + 0.400%) due 07/25/2044 ~	6,140	6,135
2.025% (LIBOR01M + 0.450%) due 07/25/2046 ~	67,978	67,732
2.172% due 01/25/2048 ~	5,328	5,329
2.191% due 05/25/2044 «(a)	23,840	23,824
2.222% (LIBOR01M + 0.350%) due 03/25/2046 ~	11,841	11,849
2.272% (LIBOR01M + 0.400%) due 09/25/2043 ~	984	988
Freddie Mac
1.720% due 04/24/2020	745	736
1.895% due 05/15/2038 ~	11,870	11,857
1.905% (LIBOR01M + 0.330%) due 05/15/2041 ~	10,604	10,598
1.915% (LIBOR01M + 0.340%) due 06/15/2040 ~	11,246	11,229
1.925% (LIBOR01M + 0.350%) due 03/15/2037 - 10/15/2038 ~	502,496	502,205
1.925% due 10/15/2037 - 09/15/2044 ~	283,022	282,554
2.000% (LIBOR01M + 0.330%) due 11/25/2021 ~	19,167	19,182
2.020% (LIBOR01M + 0.350%) due 09/25/2021 ~	17,538	17,557
2.025% (LIBOR01M + 0.450%) due 12/15/2037 - 05/15/2038 ~	14,330	14,272
2.136% due 07/15/2044 ~	11,882	11,855
2.177% (LIBOR01M + 0.400%) due 06/15/2035 - 05/15/2037 ~	2,592	2,601
2.327% (LIBOR01M + 0.550%) due 06/15/2041 ~	9,695	9,777
Ginnie Mae
1.775% (US0001M + 0.200%) due 06/20/2066 ~	3,265	3,264
2.022% (LIBOR01M + 0.200%) due 03/20/2036 ~	6,610	6,604
2.045% (US0001M + 0.470%) due 06/20/2067 ~	659	660
2.064% (LIBOR01M + 0.400%) due 11/20/2045 ~	2,600	2,595
2.075% (US0001M + 0.500%) due 04/20/2061 ~	1,835	1,840
2.132% (LIBOR01M + 0.310%) due 04/20/2037 ~	3,355	3,356
2.325% due 08/20/2067 ~	3,189	3,238
2.472% (LIBOR01M + 0.650%) due 04/20/2040 ~	4,058	4,101
2.480% (US0012M + 0.750%) due 06/20/2067 ~	6,121	6,311
2.500% due 09/20/2067 ~	17,647	18,292
2.530% (LIBOR12M + 0.800%) due 07/20/2067 ~	9,161	9,499
2.550% (US0012M + 0.750%) due 04/20/2067 ~	5,936	6,126

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.710% due 11/20/2067 ~		$1,503	$1,554
NCUA Guaranteed Notes
2.161% (LIBOR01M + 0.450%) due 01/08/2020 ~		3,919	3,928

Total U.S. Government Agencies (Cost $1,326,908)			1,324,334

U.S. TREASURY OBLIGATIONS 2.3%
U.S. Treasury Notes
2.250% due 03/31/2020 (a)		363,200	363,051

Total U.S. Treasury Obligations (Cost $362,948)			363,051

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.1%
280 Park Avenue Mortgage Trust
2.657% due 09/15/2034 ~		15,000	15,086
AREIT Trust
2.350% due 02/15/2035 ~		10,000	10,031
BSPRT Issuer Ltd.
2.597% due 10/15/2034 ~		2,500	2,507
BX Trust
2.697% (LIBOR01M + 0.920%) due 07/15/2034 ~		7,000	7,024
CGGS Commercial Mortgage Trust
2.650% due 02/15/2037 ~		10,500	10,528
CGMS Commercial Mortgage Trust
2.388% (LIBOR01M + 0.800%) due 07/15/2030 ~		1,869	1,869
Citigroup Commercial Mortgage Trust
3.024% due 09/10/2045		19,000	18,947
Commercial Mortgage Trust
3.373% due 10/10/2048		2,000	2,018
CSAIL Commercial Mortgage Trust
3.351% due 04/15/2050		5,000	5,014
DBCG Mortgage Trust
2.477% (LIBOR01M + 0.700%) due 06/15/2034 ~		9,000	9,022
Eurosail PLC
0.000% (EUR003M + 0.160%) due 03/13/2045 ~	EUR	7,000	8,566
Freddie Mac
1.925% (LIBOR01M + 0.350%) due 12/15/2036 ~		$6,794	6,793
1.925% (LIBOR01M + 0.350%) due 08/15/2038 ~		23,643	23,616
1.925% due 08/15/2042 ~		134,684	134,623
1.975% (LIBOR01M + 0.400%) due 01/15/2040 ~		692	693
Gosforth Funding PLC
2.648% due 12/19/2059 ~		4,296	4,302
Great Wolf Trust
2.777% due 09/15/2034 ~		5,000	5,010
GS Mortgage Securities Corp.
3.419% due 10/10/2032		24,000	24,110
GS Mortgage Securities Corp. Trust
2.477% (LIBOR01M + 0.700%) due 07/15/2032 ~		5,000	5,010
GS Mortgage Securities Trust
3.707% due 08/10/2044		36,325	36,997
Holmes Master Issuer PLC
2.146% due 10/15/2054 ~		15,000	15,011
Hyatt Hotel Portfolio Trust
2.435% due 08/09/2032 ~		5,000	5,002
JPMorgan Chase Commercial Mortgage Securities Corp.
2.577% (LIBOR01M + 0.800%) due 06/15/2032 ~		11,400	11,431
JPMorgan Chase Commercial Mortgage Securities Trust
2.548% (LIBOR01M + 0.830%) due 07/15/2034 ~		4,000	4,015
3.093% due 07/05/2032		5,908	5,907
Ladder Capital Commercial Mortgage Mortgage Trust
2.666% due 09/15/2034 ~		7,000	7,011

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	171

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley Capital, Inc.
2.627% due 11/15/2034 ~		$7,000	$7,020
Motel 6 Trust
2.697% due 08/15/2034 ~		14,815	14,883
PFP Ltd.
2.657% due 07/14/2035 ~		11,819	11,857
RAIT Trust
2.727% (LIBOR01M + 0.950%) due 06/15/2037 ~		1,785	1,787
Resource Capital Corp. Ltd.
2.586% (LIBOR01M + 0.800%) due 07/15/2034 ~		3,509	3,511
Rosslyn Portfolio Trust
2.538% (LIBOR01M + 0.950%) due 06/15/2033 ~		14,500	14,551
Silverstone Master Issuer PLC
2.295% (US0003M + 0.550%) due 01/21/2070 ~		4,200	4,214
2.495% (US0003M + 0.750%) due 01/21/2070 ~		1,300	1,304
UBS Commercial Mortgage Trust
3.400% due 05/10/2045		21,412	21,632
Wells Fargo Commercial Mortgage Trust
2.508% due 12/15/2036 ~		3,300	3,302
2.600% due 12/13/2031 ~		5,000	5,016
Wells Fargo-RBS Commercial Mortgage Trust
2.695% due 03/15/2045		354	354
WFRBS Commercial Mortgage Trust
2.346% (LIBOR01M + 0.560%) due 08/15/2047 ~		17,800	17,870

Total Non-Agency Mortgage-Backed Securities (Cost $489,048)			487,444

ASSET-BACKED SECURITIES 8.2%
Ally Auto Receivables Trust
1.530% due 03/16/2020		3,411	3,399
2.140% due 09/15/2020		5,200	5,183
Apidos CLO
2.719% (US0003M + 0.980%) due 01/19/2025 ~		15,000	15,003
Arbor Realty Collateralized Loan Obligation Ltd.
2.767% due 12/15/2027 ~		6,050	6,040
Atrium CDO Corp.
2.575% due 04/22/2027 ~		9,700	9,686
2.672% (US0003M + 0.950%) due 07/16/2025 ~		4,552	4,553
Babson Euro CLO BV
0.492% due 10/25/2029 ~	EUR	6,500	8,022
Bank of The West Auto Trust
1.780% due 02/15/2021		$3,000	2,986
Benefit Street Partners CLO Ltd.
2.514% due 07/18/2027 ~		1,800	1,799
Black Diamond CLO Designated Activity Co.
0.650% due 10/03/2029 ~	EUR	7,800	9,603
Black Diamond CLO Ltd.
2.781% (US0003M + 1.050%) due 02/06/2026 ~		$20,000	20,017
BlueMountain CLO Ltd.
2.650% (US0003M + 0.890%) due 10/29/2025 ~		8,554	8,555
BMW Vehicle Owner Trust
2.090% due 11/25/2020		18,000	17,936
Brookside Mill CLO Ltd.
2.524% due 01/17/2028 ~		5,500	5,495
Canadian Pacer Auto Receivables Trust
2.008% due 12/19/2019 ~		9,002	9,005
CARDS Trust
2.037% due 10/17/2022 ~		17,800	17,802
Cavalry CLO Ltd.
2.572% due 10/15/2026 ~		5,500	5,499
CIFC Funding Ltd.
2.502% due 04/15/2027 ~		28,700	28,612

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Commonbond Student Loan Trust
2.550% due 05/25/2041		$1,601	$1,570
CoreVest American Finance Trust
2.968% due 10/15/2049		5,340	5,245
Daimler Trucks Retail Trust
2.600% due 05/15/2020 «		19,400	19,400
Denali Capital CLO Ltd.
2.802% due 10/26/2027 ~		6,000	6,015
Dryden Senior Loan Fund
2.620% due 10/15/2027 ~		17,000	17,028
DT Auto Owner Trust
1.720% due 05/15/2020		840	838
ECMC Group Student Loan Trust
2.533% due 02/27/2068 ~		24,900	24,921
Evergreen Credit Card Trust
2.037% due 10/15/2021 ~		40,300	40,352
Figueroa CLO Ltd.
3.452% (US0003M + 1.250%) due 06/20/2027 ~		5,000	5,007
Ford Credit Auto Lease Trust
1.800% due 06/15/2020		10,000	9,940
Ford Credit Floorplan Master Owner Trust
2.127% due 09/15/2022 ~		5,000	5,016
Gallatin CLO Ltd.
2.772% due 07/15/2027 ~		30,000	30,079
GM Financial Automobile Leasing Trust
1.720% due 01/21/2020		13,233	13,164
2.062% due 01/21/2020 ~		12,750	12,764
GM Financial Consumer Automobile Receivables Trust
2.080% due 01/19/2021		10,800	10,765
Halcyon Loan Advisors Funding Ltd.
2.665% due 04/20/2027 ~		15,200	15,131
2.864% (US0003M + 1.130%) due 04/18/2026 ~		1,900	1,902
Harvest CLO DAC
0.630% due 11/18/2029 ~	EUR	10,000	12,322
Hyundai Auto Lease Securitization Trust
1.890% due 03/16/2020		$5,600	5,567
Jamestown CLO Ltd.
2.412% due 07/15/2026 ~		27,000	26,939
2.592% due 01/15/2028 ~		10,000	10,007
2.862% (US0003M + 1.140%) due 01/15/2026 ~		10,000	10,009
Jubilee CLO BV
0.473% due 12/15/2029 ~	EUR	8,400	10,320
Marathon CLO Ltd.
2.762% due 11/21/2027 ~		$10,800	10,778
Master Credit Card Trust
2.331% due 07/22/2024 ~		10,000	10,010
Monarch Grove CLO
2.443% due 01/25/2028 ~		28,250	28,253
Motor PLC
2.402% due 09/25/2024 ~		2,750	2,751
Mountain View CLO Ltd.
2.587% due 10/13/2027 ~		4,100	4,103
MP CLO Ltd.
2.574% due 04/18/2027 ~		25,100	25,121
Navient Private Education Loan Trust
2.177% due 12/16/2058 ~		9,053	9,067
Navient Student Loan Trust
2.062% due 03/25/2067 ~		25,887	25,893
2.222% due 03/25/2067 ~		22,500	22,495
2.622% (US0001M + 0.750%) due 03/25/2066 ~		2,900	2,927
Nelnet Student Loan Trust
2.030% (US0003M + 0.110%) due 08/23/2027 ~		10,453	10,431
2.321% (US0001M + 0.700%) due 09/27/2038 ~		26,726	26,938
2.525% (US0003M + 0.780%) due 07/27/2048 ~		1,823	1,842
2.722% due 02/25/2066 ~		14,845	14,966
Neuberger Berman CLO Ltd.
0.000% due 04/15/2027 ~(a)		6,900	6,900

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nissan Auto Lease Trust
1.640% due 09/16/2019	$13,119	$13,057
Ocean Trails CLO
2.720% due 08/13/2025 ~	845	845
OCP CLO Ltd.
2.522% due 07/15/2027 ~	7,000	7,008
2.572% due 10/26/2027 ~	21,000	20,995
2.581% due 04/17/2027 ~	10,000	10,011
Palmer Square Loan Funding Ltd.
0.000% due 07/15/2026 ~(a)	15,000	15,000
2.822% due 04/15/2026 ~	10,000	10,000
Penarth Master Issuer PLC
2.206% due 03/18/2022 ~	20,000	20,012
SBA Tower Trust
2.898% due 10/15/2044	1,500	1,493
Securitized Term Auto Receivables Trust
1.775% due 01/27/2020	8,600	8,571
2.072% due 01/27/2020 ~	11,000	11,001
SLC Student Loan Trust
1.939% (US0003M + 0.100%) due 02/15/2025 ~	7,197	7,194
1.999% (US0003M + 0.160%) due 05/15/2023 ~	5,869	5,865
2.225% (US0003M + 0.100%) due 09/15/2026 ~	3,612	3,605
2.235% (US0003M + 0.110%) due 03/15/2027 ~	7,716	7,689
2.245% (US0003M + 0.120%) due 06/15/2029 ~	3,772	3,756
SLM Private Credit Student Loan Trust
2.295% (US0003M + 0.170%) due 12/15/2026 ~	6,399	6,394
SLM Private Education Loan Trust
1.770% due 05/17/2027	3,362	3,347
1.850% due 06/17/2030	2,341	2,325
SLM Student Loan Trust
1.835% (US0003M + 0.090%) due 01/26/2026 ~	25,153	25,087
1.855% (US0003M + 0.110%) due 10/27/2025 ~	4,690	4,688
1.855% (US0003M + 0.110%) due 01/25/2027 ~	6,587	6,580
1.865% (US0003M + 0.120%) due 01/25/2027 ~	6,117	6,103
2.295% (US0003M + 0.550%) due 04/27/2026 ~	5,269	5,289
2.295% (US0003M + 0.550%) due 01/25/2028 ~	9,757	9,797
2.322% (US0001M + 0.450%) due 09/25/2043 ~	29,699	29,823
2.395% (US0003M + 0.650%) due 01/25/2022 ~	1,762	1,755
2.522% (US0001M + 0.650%) due 12/27/2038 ~	16,518	16,618
2.522% (US0001M + 0.650%) due 06/25/2055 ~	18,426	18,633
2.895% (US0003M + 1.150%) due 04/25/2019 ~	1,459	1,462
SMB Private Education Loan Trust
1.930% due 03/16/2026 «~	11,000	11,000
2.047% due 06/17/2024 ~	11,727	11,728
2.430% due 02/17/2032	12,921	12,611
2.700% due 05/15/2031	13,028	12,849
SoFi Professional Loan Program LLC
1.830% due 05/25/2040	10,801	10,747
1.860% due 11/26/2040	9,669	9,569
2.050% due 01/25/2041	10,881	10,799
2.390% due 02/25/2042	8,793	8,755
SoFi Professional Loan Program Trust
2.640% due 08/25/2047	19,600	19,555
Sound Point CLO Ltd.
2.582% due 04/15/2027 ~	32,000	32,026
2.625% due 07/20/2027 ~	5,000	5,006
Starwood Waypoint Homes Trust
2.727% due 01/17/2035 ~	14,945	15,044
Structured Asset Securities Corp. Mortgage Loan Trust
2.442% (US0001M + 0.570%) due 05/25/2035 ~	9,697	9,762

172	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
THL Credit Wind River CLO Ltd.
2.592% due 10/15/2027 ~	$7,300	$7,308
2.845% (US0003M + 1.100%) due 01/22/2027 ~	10,000	10,014
Towd Point Mortgage Trust
2.472% due 02/25/2057 ~	7,301	7,345
Tralee CLO Ltd.
2.775% due 10/20/2027 ~	30,200	30,271
Trillium Credit Card Trust
1.961% due 02/27/2023 ~	38,300	38,307
Venture CLO Ltd.
2.567% due 01/15/2028 ~	14,550	14,563
2.802% (US0003M + 1.080%) due 07/15/2026 ~	8,700	8,710
Voya CLO Ltd.
2.465% due 07/25/2026 ~	12,800	12,808
WhiteHorse Ltd.
2.891% (US0003M + 1.160%) due 07/17/2026 ~	8,700	8,705
Z Capital Credit Partners CLO Ltd.
2.672% due 07/16/2027 ~	17,500	17,518

Total Asset-Backed Securities (Cost $1,283,983)		1,284,974

SOVEREIGN ISSUES 5.8%
Agence Francaise de Developpement
1.375% due 08/02/2019	1,000	986
1.875% due 09/14/2020	30,000	29,405
2.422% due 09/21/2019 ~	33,800	33,982
Development Bank of Japan, Inc.
1.875% due 10/03/2018	13,720	13,685
2.000% (US0003M + 0.240%) due 01/28/2020 ~	2,000	1,996
Export-Import Bank of India
2.750% due 04/01/2020	35,620	35,241
2.750% due 08/12/2020	11,900	11,750
2.892% due 08/21/2022 ~	14,000	13,984
3.125% due 07/20/2021	2,015	1,993
3.875% due 10/02/2019	20,074	20,306
Export-Import Bank of Korea
2.205% (US0003M + 0.460%) due 10/21/2019 ~	9,750	9,735
2.875% due 09/17/2018	10,587	10,595
Japan Bank for International Cooperation
1.750% due 07/31/2018	23,572	23,540
1.750% due 11/13/2018	53,425	53,245
1.750% due 05/29/2019	66,150	65,564
1.750% due 05/28/2020	12,686	12,413
2.125% due 02/07/2019	10,225	10,201
2.125% due 07/21/2020	4,300	4,241
2.125% due 11/16/2020	40,000	39,329
2.135% (US0003M + 0.390%) due 07/21/2020 ~	65,600	65,824
2.180% (US0003M + 0.360%) due 11/13/2018 ~	2,920	2,923
2.486% (US0003M + 0.480%) due 06/01/2020 ~	25,300	25,439
2.514% (US0003M + 0.570%) due 02/24/2020 ~	32,840	33,073
Japan Finance Organization for Municipalities
2.000% due 09/08/2020	29,114	28,511
2.125% due 03/06/2019	29,000	28,880
2.125% due 04/13/2021	10,000	9,745
2.500% due 09/12/2018	44,000	44,055
Japan International Cooperation Agency
1.875% due 11/13/2019	17,500	17,261
Kommunalbanken A/S
2.248% (US0003M + 0.070%) due 03/17/2020 ~	1,000	1,001
Korea Gas Corp.
2.875% due 07/29/2018	1,700	1,700
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018	15,300	15,287

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Korea National Oil Corp.
2.750% due 01/23/2019		$7,500	$7,475
Korea Water Resources Corp.
2.000% due 04/16/2018		2,000	1,999
Nederlandse Financierings Maatschappij voor Ontwikkelingslanden NV
2.005% (US0003M + 0.260%) due 01/20/2020 ~		10,000	10,033
Province of Quebec
2.255% (US0003M + 0.230%) due 09/04/2018 ~		20,900	20,917
2.352% due 09/21/2020 ~		79,450	79,558
Qatar Government International Bond
5.250% due 01/20/2020		13,800	14,323
Slovenia Government International Bond
4.750% due 05/10/2018		80,000	80,226
Tokyo Metropolitan Government
1.625% due 06/06/2018		20,600	20,572
2.125% due 05/20/2019		1,000	994
2.500% due 06/08/2022		5,000	4,892

Total Sovereign Issues (Cost $909,333)			906,879

SHORT-TERM INSTRUMENTS 29.8%

CERTIFICATES OF DEPOSIT 0.6%
Barclays Bank PLC
1.940% due 09/04/2018		11,300	11,275
2.355% due 05/17/2018		8,100	8,105
Credit Suisse AG
2.507% due 09/28/2018		48,700	48,700
First Republic Bank
2.400% due 04/17/2018		7,500	7,499
Sumitomo Mitsui Trust Bank Ltd.
2.120% due 01/22/2019		12,320	12,324

			87,903

COMMERCIAL PAPER 3.7%
AXA Financial, Inc.
2.540% due 04/16/2018		80,000	79,917
Bank of Montreal
1.475% due 04/09/2018	CAD	10,000	7,762
Berkshire Hathaway Energy Co.
2.438% due 04/26/2018		$49,300	49,214
Canadian Imperial Bank of Commerce
1.488% due 04/16/2018	CAD	43,400	33,679
1.489% due 04/16/2018		20,000	15,520
Energy Transfer Partners LP
2.947% due 04/27/2018		$6,000	5,988
ENI Finance USA, Inc.
1.766% due 05/07/2018		300	299
2.048% due 05/07/2018		9,000	8,979
Entergy Corp.
2.062% due 04/04/2018		5,900	5,898
2.104% due 04/09/2018		15,900	15,889
Ford Motor Credit Co.
1.978% due 05/02/2018		2,100	2,096
2.017% due 06/01/2018		11,000	10,958
2.067% due 10/04/2018		8,100	7,991
2.069% due 09/10/2018		30,000	29,653
2.070% due 09/04/2018		4,900	4,846
2.900% due 02/19/2019		20,400	19,870
HSBC Bank Canada
1.514% due 04/10/2018	CAD	8,700	6,753
Humana, Inc.
2.696% due 05/07/2018		$4,000	3,990
Kraft Food Group, Inc.
2.032% due 04/02/2018		8,000	7,998
Marriott International
2.022% due 04/04/2018		3,550	3,549
Mondelez International, Inc.
2.459% due 04/18/2018		14,300	14,283
2.563% due 05/07/2018		36,000	35,910

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
National Bank of Canada
1.474% due 04/18/2018	CAD	6,000	$4,656
1.474% due 04/19/2018		5,000	3,880
QUALCOMM, Inc.
2.295% due 05/30/2018		$12,800	12,755
Rockwell Collins, Inc.
2.458% due 04/16/2018		17,200	17,182
Royal Bank of Canada
1.487% due 04/18/2018	CAD	6,800	5,276
1.488% due 04/18/2018		7,200	5,587
1.501% due 04/16/2018		10,000	7,760
Schlumberger Holdings
2.562% due 06/20/2018		$3,400	3,381
Sempra Energy Holdings
2.649% due 05/22/2018		36,800	36,670
2.649% due 05/23/2018		36,800	36,668
Spectra Energy Partners LP
2.336% due 04/12/2018		14,300	14,288
2.437% due 04/09/2018		11,000	10,993
Toronto Dominion Bank
1.488% due 04/18/2018	CAD	1,500	1,164
Viacom, Inc.
2.988% due 06/15/2018		$53,800	53,515

			584,817

REPURCHASE AGREEMENTS (g) 5.7%
			898,787

SHORT-TERM NOTES 0.0%
Harris Corp.
2.431% due 02/27/2019 ~		5,000	5,002

ARGENTINA TREASURY BILLS 0.3%
2.834% due 05/11/2018 - 07/13/2018 (b)(c)	ARS	49,100	48,821

JAPAN TREASURY BILLS 18.7%
(0.228)% due 04/05/2018 - 05/21/2018 †(b)(c)	JPY	311,810,800	2,927,600

MALAYSIA TREASURY BILLS 0.1%
3.023% due 05/11/2018 - 08/10/2018 (b)(c)	MYR	85,500	21,912

U.S. TREASURY BILLS 0.7%
1.519% due 04/19/2018 - 05/03/2018 †(b)(c)(j)		$106,530	106,442

Total Short-Term Instruments (Cost $4,643,834)			4,681,284

Total Investments in Securities (Cost $16,155,884)			16,168,315

Total Investments 103.2% (Cost $16,155,884)			$16,168,315

Financial Derivative Instruments (h)(i) (0.2)% (Cost or Premiums, net $0)			(32,333)

Other Assets and Liabilities, net (3.0)%			(462,020)

Net Assets 100.0%			$15,673,962

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	173

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
†	All or a portion of this security is owned by PIMCO Short Asset Portfolio Subsidiary LLC, which is a 100% owned subsidiary of the Portfolio.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.

(f)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Oesterreichische Kontrollbank AG	2.178%	09/18/2018	09/27/2017	$ 15,000	$15,004	0.10%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPG	1.930%	03/29/2018	04/02/2018	$65,500	U.S. Treasury Inflation Protected Securities 0.625% - 2.250% due 01/31/2024 - 01/15/2026	$(67,041)	$65,500	$65,514
FICC	1.250	03/29/2018	04/02/2018	46,187	U.S. Treasury Notes 1.125% due 09/30/2021	(47,113)	46,187	46,192
JPS	1.900	03/29/2018	04/02/2018	7,500	U.S. Treasury Notes 2.375% due 03/15/2021	(7,665)	7,500	7,502
	1.930	03/29/2018	04/02/2018	612,600	U.S. Treasury Notes 1.875% - 2.375% due 03/15/2021 - 01/31/2022	(625,792)	612,600	612,731
TDM	1.910	03/29/2018	04/02/2018	167,000	U.S. Treasury Bonds 2.500% - 4.750% due 02/15/2041 - 05/15/2046	(172,744)	167,000	167,035

Total Repurchase Agreements						$(920,355)	$898,787	$898,974

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Treasury Obligations (1.3)%
U.S. Treasury Notes	2.625%	02/28/2023	$ 200,000	$(200,680)	$(201,104)

Total Short Sales (1.3)%				$(200,680)	$(201,104)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BPG	$65,514	$0	$0	$0	$65,514	$(67,041)	$(1,527)
FICC	46,192	0	0	0	46,192	(47,113)	(921)
JPS	620,233	0	0	0	620,233	(633,457)	(13,224)
TDM	167,035	0	0	0	167,035	(172,744)	(5,709)

Master Securities Forward Transaction Agreement
GRE	0	0	0	(201,104)	(201,104)	0	(201,104)

Total Borrowings and Other Financing Transactions(3)	$898,974	$0	$0	$(201,104)

(1)	Includes accrued interest.

174	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(3)	The Subsidiary did not have Borrowings and Other Financing Transactions as of period end.

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(9,499) at a weighted average interest rate of 0.949%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 5-Year Note June Futures	06/2018	10,289	$	(1,177,689)	$(4,247)	$0	$(1,125)
U.S. Treasury 10-Year Note June Futures	06/2018	414		(50,152)	(401)	0	(97)

Total Futures Contracts					$(4,648)	$0	$(1,222)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared(1)(2)	$0	$0	$0	$0	$0	$(1,222)	$0	$(1,222)

Cash of $11,397 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018.

(1)

The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting arrangements.

(2)	The Subsidiary did not have Exchange-Traded or Centrally Cleared financial derivative instruments as of period end.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
AZD	05/2018		EUR	39,325		$48,851	$320	$0
	05/2018	†	JPY	164,000		1,548	5	0
	05/2018			$3,754	CAD	4,821	0	(7)
BOA	04/2018		CAD	36,500		$28,216	55	(191)
	04/2018	†	JPY	44,890,000		423,201	1,557	(40)
	05/2018		AUD	5,762		4,529	101	0
	05/2018	†	JPY	1,042,978		9,870	55	0
	05/2018			$28,986	CAD	36,387	0	(706)
	05/2018	†		103,214	JPY	10,814,735	0	(1,515)
CBK	04/2018		CAD	82,100		$62,803	0	(972)
	04/2018	†	JPY	109,050,000		1,012,989	2,181	(13,511)
	05/2018		CAD	4,800		3,733	3	0
	05/2018	†	JPY	59,413,600		546,301	0	(12,369)
	05/2018			$14,489	CAD	18,200	0	(345)
FBF	04/2018	†	JPY	7,580,000		$69,467	0	(1,778)
	04/2018	†		$99,139	JPY	10,590,000	290	0
GLM	05/2018	†	JPY	10,801,700		$101,579	1	(84)
MSB	04/2018	†		66,474,700		621,872	2,636	(5,346)
	04/2018			$42,072	CAD	54,300	98	0
	05/2018		CAD	54,300		$42,095	0	(98)
	05/2018	†	JPY	30,170,000		283,337	0	(444)
	05/2018		MYR	27,700		6,581	0	(586)
	06/2018			$243	MYR	950	3	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	175

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)

Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2018		MYR	57,800	$13,674	$0	$(1,262)
RBC	04/2018		CAD	54,300	42,814	644	0
	04/2018	†	JPY	216,301	2,044	11	0
	05/2018	†		3,478,255	32,933	183	0

Total Forward Foreign Currency Contracts						$8,143	$(39,254)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
PIMCO Short Asset Portfolio
AZD	$320	$0	$0	$320	$(7)	$0	$0	$(7)	$313	$276	$589
BOA	156	0	0	156	(897)	0	0	(897)	(741)	673	(68)
CBK	3	0	0	3	(1,317)	0	0	(1,317)	(1,314)	1,358	44
MSB	101	0	0	101	(1,946)	0	0	(1,946)	(1,845)	1,863	18
RBC	644	0	0	644	0	0	0	0	644	(720)	(76)

PIMCO Short Asset Portfolio Subsidiary LLC (Subsidiary)
AZD	5	0	0	5	0	0	0	0	5	0	5
BOA	1,612	0	0	1,612	(1,555)	0	0	(1,555)	57	(1,030)	(973)
CBK	2,181	0	0	2,181	(25,880)	0	0	(25,880)	(23,699)	31,266	7,567
FBF	290	0	0	290	(1,778)	0	0	(1,778)	(1,488)	1,350	(138)
GLM	1	0	0	1	(84)	0	0	(84)	(83)	0	(83)
MSB	2,636	0	0	2,636	(5,790)	0	0	(5,790)	(3,154)	6,366	3,212
RBC	194	0	0	194	0	0	0	0	194	(300)	(106)

Total Over the Counter	$8,143	$0	$0	$8,143	$(39,254)	$0	$0	$(39,254)

(j)	Securities with an aggregate market value of $43,152 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 7, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,143	$0	$8,143

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared Futures	$0	$0	$0	$0	$1,222	$1,222

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$39,254	$0	$39,254

	$0	$0	$0	$39,254	$1,222	$40,476

176	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$26,219	$26,219

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(26,617)	$0	$(26,617)

	$0	$0	$0	$(26,617)	$26,219	$(398)

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(4,648)	$(4,648)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(31,111)	$0	$(31,111)

	$0	$0	$0	$(31,111)	$(4,648)	$(35,759)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$4,024,881	$0	$4,024,881
Industrials	0	2,481,158	0	2,481,158
Utilities	0	600,694	0	600,694
Municipal Bonds & Notes
Mississippi	0	11,706	0	11,706
Pennsylvania	0	1,910	0	1,910
U.S. Government Agencies	0	1,300,510	23,824	1,324,334
U.S. Treasury Obligations	0	363,051	0	363,051
Non-Agency Mortgage-Backed Securities	0	487,444	0	487,444
Asset-Backed Securities	0	1,254,574	30,400	1,284,974
Sovereign Issues	0	906,879	0	906,879
Short-Term Instruments
Certificates of Deposit	48,700	39,203	0	87,903
Commercial Paper	0	584,817	0	584,817
Repurchase Agreements	0	898,787	0	898,787
Short-Term Notes	0	5,002	0	5,002
Argentina Treasury Bills	0	48,821	0	48,821
Japan Treasury Bills	0	2,927,600	0	2,927,600
Malaysia Treasury Bills	0	21,912	0	21,912
U.S. Treasury Bills	0	106,442	0	106,442

Total Investments	$48,700	$16,065,391	$54,224	$16,168,315

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(201,104)	$0	$(201,104)

Financial Derivative Instruments - Assets
Over the counter	$0	$8,143	$0	$8,143

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,222)	0	0	(1,222)
Over the counter	0	(39,254)	0	(39,254)

	$(1,222)	$(39,254)	$0	$(40,476)

Total Financial Derivative Instruments	$(1,222)	$(31,111)	$0	$(32,333)

Totals	$47,478	$15,833,176	$54,224	$15,934,878

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	177

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.6%

CORPORATE BONDS & NOTES 33.8%

BANKING & FINANCE 28.2%
ABN AMRO Bank NV
1.800% due 06/04/2018		$5,500	$5,497
2.100% due 01/18/2019		5,000	4,979
2.374% (US0003M + 0.640%) due 01/18/2019 ~		39,672	39,813
2.500% due 10/30/2018		4,000	4,003
Air Lease Corp.
3.375% due 01/15/2019		5,005	5,025
American Express Co.
2.494% (US0003M + 0.590%) due 05/22/2018 ~		15,000	15,009
American Express Credit Corp.
1.875% due 11/05/2018		17,300	17,230
2.117% (US0003M + 0.330%) due 05/03/2019 ~		20,500	20,527
2.125% due 03/18/2019		6,500	6,467
American Honda Finance Corp.
1.500% due 11/19/2018		10,900	10,831
1.895% (US0003M + 0.150%) due 01/22/2019 ~		30,500	30,518
2.209% (US0003M + 0.500%) due 04/12/2018 ~		6,000	6,000
2.729% (US0003M + 0.825%) due 02/22/2019 ~		2,770	2,788
Asian Development Bank
0.875% due 04/26/2018		8,640	8,633
1.828% (US0001M + 0.020%) due 06/18/2018 ~		24,703	24,700
Bank Nederlandse Gemeenten NV
1.000% due 09/20/2018		2,100	2,089
1.125% due 05/25/2018		33,082	33,046
1.250% due 06/25/2018		55,000	54,900
2.119% (US0003M + 0.280%) due 05/15/2018 ~		244,000	244,061
Bank of America Corp.
5.650% due 05/01/2018		41,207	41,311
6.875% due 04/25/2018		214,157	214,714
Bank of America N.A.
1.750% due 06/05/2018		41,100	41,046
Bank of Montreal
2.375% due 01/25/2019		25,049	25,017
2.382% (US0003M + 0.610%) due 07/31/2018 ~		8,255	8,265
Bank of Nova Scotia
1.950% due 01/15/2019		2,345	2,333
2.050% due 10/30/2018		18,715	18,675
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.700% due 09/09/2018		1,000	1,001
3.127% (US0003M + 1.020%) due 09/14/2018 ~		53,900	54,105
Banque Federative du Credit Mutuel S.A.
2.000% due 04/12/2019		5,000	4,958
2.750% due 01/22/2019		4,100	4,101
Bayerische Landesbank
1.250% due 04/23/2018		40,410	40,383
BNZ International Funding Ltd.
2.350% due 03/04/2019		13,971	13,907
BRFkredit A/S
1.000% due 04/01/2018	DKK	87,400	14,427
1.000% due 10/01/2018		179,500	29,848
Citibank N.A.
2.000% due 03/20/2019		$3,750	3,727
2.438% due 09/18/2019 ~		5,000	4,995
2.542% (US0003M + 0.340%) due 03/20/2019 ~		58,900	58,978
Citigroup, Inc.
1.700% due 04/27/2018		97,884	97,832
1.750% due 05/01/2018		42,000	41,974
2.150% due 07/30/2018		59,921	59,829
2.450% (US0003M + 0.690%) due 04/27/2018 ~		6,200	6,201

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.647% (US0003M + 0.880%) due 07/30/2018 ~	$12,400	$12,426
2.895% (US0003M + 0.860%) due 12/07/2018 ~	2,400	2,410
2.965% (US0003M + 0.930%) due 06/07/2019 ~	26,743	26,924
3.539% (US0003M + 1.700%) due 05/15/2018 ~	4,700	4,707
Credit Suisse AG
2.440% (US0003M + 0.680%) due 04/27/2018 ~	10,150	10,152
DBS Group Holdings Ltd.
2.220% (US0003M + 0.500%) due 07/16/2019 ~	47,400	47,435
Dexia Credit Local S.A.
2.225% (US0003M + 0.200%) due 06/05/2018 ~	12,000	12,002
Erste Abwicklungsanstalt
1.375% due 10/30/2019	13,000	12,777
European Investment Bank
1.774% (US0003M + 0.070%) due 10/09/2018 ~	3,000	3,001
FMS Wertmanagement
1.000% due 08/16/2019	12,495	12,270
1.250% due 07/30/2018	2,000	1,995
1.500% due 08/09/2019	10,000	9,888
1.625% due 11/20/2018	70,000	69,688
1.869% (US0003M + 0.030%) due 02/15/2019 ~	48,000	48,010
1.922% (US0003M + 0.030%) due 08/21/2019 ~	10,000	10,003
Ford Motor Credit Co. LLC
3.284% (US0003M + 1.580%) due 01/08/2019 ~	3,631	3,663
5.000% due 05/15/2018	13,945	13,979
General Motors Financial Co., Inc.
2.400% due 04/10/2018	40,328	40,325
2.400% due 05/09/2019	3,066	3,051
3.068% (US0003M + 1.360%) due 04/10/2018 ~	11,650	11,652
3.100% due 01/15/2019	12,290	12,306
3.250% due 05/15/2018	44,239	44,252
Goldman Sachs Group, Inc.
1.950% due 07/23/2019	2,000	1,978
2.900% due 07/19/2018	3,400	3,405
2.939% (US0003M + 1.100%) due 11/15/2018 ~	53,784	54,018
2.967% (US0003M + 1.200%) due 04/30/2018 ~	34,031	34,051
6.150% due 04/01/2018	33,483	33,483
7.500% due 02/15/2019	49,700	51,711
HSBC Bank PLC
1.500% due 05/15/2018	12,000	11,987
HSBC USA, Inc.
2.563% (US0003M + 0.770%) due 08/07/2018 ~	9,840	9,857
3.166% (US0003M + 0.880%) due 09/24/2018 ~	200	201
ING Bank NV
3.378% (US0003M + 1.130%) due 03/22/2019 ~	4,200	4,234
Inter-American Development Bank
1.762% (US0003M + 0.040%) due 01/15/2019 ~	7,100	7,100
2.192% (US0003M - 0.010%) due 06/20/2018 ~	158,100	158,061
International Lease Finance Corp.
3.875% due 04/15/2018	21,269	21,273
7.125% due 09/01/2018	12,300	12,506
Jackson National Life Global Funding
2.300% due 04/16/2019	20,575	20,503
2.542% (US0003M + 0.250%) due 12/27/2018 ~	4,200	4,205
JPMorgan Chase & Co.
2.295% (US0003M + 0.550%) due 04/25/2018 ~	31,445	31,451

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JPMorgan Chase Bank N.A.
1.650% due 09/23/2019		$5,554	$5,479
2.861% (US0003M + 0.590%) due 09/23/2019 ~		14,165	14,239
Kreditanstalt fuer Wiederaufbau
1.000% due 06/11/2018		109,437	109,246
1.125% due 08/06/2018		17,000	16,948
1.125% due 11/16/2018		249,500	247,943
1.375% due 05/14/2018		35,600	35,578
1.500% due 09/09/2019		19,000	18,764
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.000% due 04/23/2018		39,025	39,004
1.930% (US0003M + 0.170%) due 07/27/2018 ~		88,070	88,104
Landwirtschaftliche Rentenbank
1.375% due 10/23/2019		6,000	5,911
1.750% due 04/15/2019		3,761	3,739
1.762% (US0003M + 0.040%) due 07/15/2019 ~		13,000	13,011
Lloyds Bank PLC
1.750% due 05/14/2018		18,110	18,095
Macquarie Group Ltd.
3.000% due 12/03/2018		36,800	36,832
Metropolitan Life Global Funding
1.875% due 06/22/2018		2,015	2,012
1.950% due 12/03/2018		6,800	6,773
2.300% due 04/10/2019		34,800	34,642
2.398% due 09/19/2019 ~		7,000	7,011
2.447% (US0003M + 0.340%) due 09/14/2018 ~		2,500	2,502
2.608% (US0003M + 0.430%) due 12/19/2018 ~		9,220	9,241
Mizuho Bank Ltd.
2.150% due 10/20/2018		1,000	997
2.935% (US0003M + 1.190%) due 10/20/2018 ~		9,750	9,801
Morgan Stanley
2.125% due 04/25/2018		12,460	12,456
3.025% (US0003M + 1.280%) due 04/25/2018 ~		23,908	23,922
6.625% due 04/01/2018		107,240	107,240
National Bank of Canada
2.947% (US0003M + 0.840%) due 12/14/2018 ~		10,000	10,047
Nederlandse Waterschapsbank NV
0.875% due 07/13/2018		14,760	14,711
1.500% due 04/16/2018		20,790	20,788
1.500% due 01/23/2019		14,400	14,310
1.801% (US0003M + 0.010%) due 02/08/2019 ~		110,000	110,001
1.813% due 08/09/2019 ~		295,800	295,726
2.145% due 03/15/2019 ~		156,000	155,988
New York Life Global Funding
1.867% due 01/21/2020 ~		28,900	28,878
2.131% (US0003M + 0.390%) due 10/24/2019 ~		4,500	4,522
Nissan Motor Acceptance Corp.
2.000% due 03/08/2019		31,390	31,158
2.504% (US0003M + 0.800%) due 04/06/2018 ~		700	700
2.650% due 09/26/2018		9,852	9,856
3.057% (US0003M + 1.010%) due 03/08/2019 ~		41,050	41,335
Nordea Bank AB
3.018% (US0003M + 0.840%) due 09/17/2018 ~		9,250	9,280
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2018	DKK	107,100	17,679
2.000% due 04/01/2018		18,000	2,971
Nordic Investment Bank
1.795% (US0003M + 0.050%) due 04/25/2018 ~		$21,600	21,600
NRW Bank
1.250% due 05/21/2018		67,005	66,942
1.981% (US0003M + 0.170%) due 02/11/2019 ~		45,000	45,055

178	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.167% (US0003M + 0.060%) due 06/14/2019 ~		$114,500	$114,561
2.302% (US0003M + 0.010%) due 12/27/2018 ~		167,000	167,025
2.328% (US0003M + 0.150%) due 06/18/2018 ~		19,500	19,506
2.477% (US0003M + 0.430%) due 03/08/2019 ~		84,500	84,827
Nykredit Realkredit A/S
1.000% due 04/01/2018	DKK	615,200	101,549
2.000% due 04/01/2018		53,200	8,782
Oesterreichische Kontrollbank AG
1.125% due 05/29/2018		$141,118	140,931
1.859% (US0003M + 0.020%) due 05/15/2019 ~		75,000	74,998
2.178% (US0003M) due 09/18/2018 ~(c)		153,000	153,038
PNC Bank N.A.
1.600% due 06/01/2018		5,000	4,994
Pricoa Global Funding
1.600% due 05/29/2018		8,600	8,587
Principal Life Global Funding
2.250% due 10/15/2018		4,400	4,389
Protective Life Global Funding
2.597% (US0003M + 0.550%) due 06/08/2018 ~		17,300	17,310
RCI Banque S.A.
3.500% due 04/03/2018		2,100	2,100
Realkredit Danmark A/S
1.000% due 04/01/2018	DKK	859,900	141,941
2.000% due 04/01/2018		254,800	42,059
Reliance Standard Life Global Funding
2.150% due 10/15/2018		$1,000	997
Royal Bank of Canada
2.000% due 10/01/2018		65,000	64,893
Santander Holdings USA, Inc.
3.450% due 08/27/2018		26,849	26,902
Santander UK PLC
2.350% due 09/10/2019		4,129	4,096
2.500% due 03/14/2019		9,000	8,970
2.794% (US0003M + 0.850%) due 08/24/2018 ~		10,100	10,126
3.050% due 08/23/2018		42,985	43,080
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		5,069	5,062
Societe Generale S.A.
2.625% due 10/01/2018		32,892	32,882
SpareBank 1 Boligkreditt A/S
1.250% due 05/02/2018		12,095	12,073
Standard Chartered PLC
1.700% due 04/17/2018		19,110	19,104
2.371% (US0003M + 0.640%) due 04/17/2018 ~		18,300	18,305
Sumitomo Mitsui Banking Corp.
1.762% due 10/19/2018		5,750	5,722
1.950% due 07/23/2018		25,000	24,969
1.966% due 01/11/2019		28,800	28,624
2.044% due 10/18/2019 ~		29,200	29,204
2.050% due 01/18/2019		10,250	10,195
2.245% (US0003M + 0.540%) due 01/11/2019 ~		8,600	8,619
2.250% due 07/11/2019		8,000	7,931
2.450% due 01/10/2019		14,600	14,564
2.484% (US0003M + 0.740%) due 07/23/2018 ~		10,500	10,518
2.500% due 07/19/2018		10,000	9,997
Svensk Exportkredit AB
1.125% due 04/05/2018		20,179	20,178
1.797% (US0003M + 0.100%) due 10/04/2018 ~		17,230	17,239
Svenska Handelsbanken AB
2.500% due 01/25/2019		9,884	9,872
Toronto-Dominion Bank
1.950% due 01/22/2019		13,729	13,661

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Toyota Motor Credit Corp.
1.700% due 01/09/2019	$13,500	$13,408
1.805% due 01/10/2020 ~	19,100	19,095
1.964% (US0003M + 0.260%) due 01/09/2019 ~	6,000	6,007
1.965% (US0003M + 0.080%) due 05/17/2018 ~	107,700	107,694
2.121% (US0003M + 0.390%) due 01/17/2019 ~	10,500	10,522
2.182% (US0003M + 0.460%) due 07/13/2018 ~	2,627	2,630
2.285% (US0003M + 0.400%) due 05/20/2019 ~	310	311
2.441% (US0003M + 0.370%) due 03/12/2020 ~	3,600	3,617
UBS AG
2.304% due 05/28/2019 ~	36,000	36,021
2.355% (US0003M + 0.320%) due 12/07/2018 ~	29,900	29,928
2.473% (US0003M + 0.640%) due 08/14/2019 ~	40,800	40,969
Wells Fargo & Co.
2.125% due 04/22/2019	23,200	23,065
2.205% (US0003M + 0.460%) due 04/22/2019 ~	500	501
2.374% (US0003M + 0.630%) due 04/23/2018 ~	50,320	50,326
2.507% (US0003M + 0.400%) due 09/14/2018 ~	8,500	8,508
Wells Fargo Bank N.A.
2.484% (US0003M + 0.500%) due 11/28/2018 ~	53,800	53,921
2.544% (US0003M + 0.600%) due 05/24/2019 ~	18,935	19,020
2.675% (US0003M + 0.650%) due 12/06/2019 ~	9,484	9,541
Westpac Banking Corp. 1.375% due 05/30/2018	15,900	15,883

		5,963,067

INDUSTRIALS 3.9%
AbbVie, Inc.
1.800% due 05/14/2018	4,603	4,600
2.000% due 11/06/2018	9,773	9,737
Aetna, Inc.
1.700% due 06/07/2018	1,600	1,598
Anheuser-Busch InBev Finance, Inc.
1.900% due 02/01/2019	112,626	112,321
2.150% due 02/01/2019	18,634	18,631
BAT International Finance PLC
1.850% due 06/15/2018	18,603	18,577
2.635% (US0003M + 0.510%) due 06/15/2018 ~	75,414	75,441
BMW U.S. Capital LLC
2.535% due 09/13/2019	7,000	7,034
BP AMI Leasing, Inc.
5.523% due 05/08/2019	7,635	7,880
Chevron Corp.
2.249% (US0003M + 0.410%) due 11/15/2019 ~	2,500	2,513
2.350% (US0003M + 0.500%) due 05/16/2018 ~	35,356	35,371
2.360% (US0003M + 0.510%) due 11/16/2018 ~	5,000	5,015
Comcast Corp.
5.700% due 05/15/2018	24,581	24,675
Daimler Finance North America LLC
1.650% due 05/18/2018	20,981	20,959
2.000% due 08/03/2018	8,520	8,507
2.335% (US0003M + 0.450%) due 05/18/2018 ~	17,900	17,902
2.375% due 08/01/2018	9,700	9,695
2.436% (US0003M + 0.740%) due 07/05/2019 ~	36,300	36,539
Deutsche Telekom International Finance BV
6.750% due 08/20/2018	6,600	6,704

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Dow Chemical Co.
5.700% due 05/15/2018	$815	$818
eBay, Inc.
2.253% (US0003M + 0.480%) due 08/01/2019 ~	7,000	7,013
Energy Transfer LP
2.500% due 06/15/2018	2,685	2,686
ERAC USA Finance LLC
2.800% due 11/01/2018	2,812	2,813
Exxon Mobil Corp.
2.786% (US0003M + 0.780%) due 03/01/2019 ~	14,100	14,193
Fidelity National Information Services, Inc.
2.000% due 04/15/2018	5,474	5,472
2.850% due 10/15/2018	1,300	1,301
Harris Corp.
1.999% due 04/27/2018	4,200	4,199
Hewlett Packard Enterprise Co.
2.850% due 10/05/2018	1,059	1,060
3.626% (US0003M + 1.930%) due 10/05/2018 ~	6,700	6,760
Historic TW, Inc.
6.875% due 06/15/2018	7,179	7,236
Kraft Heinz Foods Co.
6.125% due 08/23/2018	20,900	21,191
NBCUniversal Enterprise, Inc.
2.405% (US0003M + 0.685%) due 04/15/2018 ~	34,953	34,957
Novartis Securities Investment Ltd.
5.125% due 02/10/2019	9,565	9,762
Penske Truck Leasing Co. LP
2.875% due 07/17/2018	2,716	2,717
QUALCOMM, Inc.
2.245% (US0003M + 0.360%) due 05/20/2019 ~	22,000	22,045
Reynolds American, Inc.
2.300% due 06/12/2018	27,172	27,159
SK Telecom Co. Ltd.
2.125% due 05/01/2018	30,809	30,793
Statoil ASA
2.129% (US0003M + 0.290%) due 05/15/2018 ~	10,782	10,784
2.251% (US0003M + 0.460%) due 11/08/2018 ~	43,986	44,074
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018	22,400	22,409
5.877% due 07/15/2019	10,820	11,225
Total Capital International S.A.
2.381% (US0003M + 0.570%) due 08/10/2018 ~	11,554	11,570
TSMC Global Ltd.
1.625% due 04/03/2018	20,100	20,100
Volkswagen Group of America Finance LLC
1.650% due 05/22/2018	9,600	9,587
2.374% (US0003M + 0.470%) due 05/22/2018 ~	12,000	11,997
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018	65,280	65,280

		832,900

UTILITIES 1.7%
AT&T, Inc.
5.600% due 05/15/2018	18,000	18,063
BP Capital Markets America, Inc.
4.200% due 06/15/2018	2,000	2,006
BP Capital Markets PLC
1.375% due 05/10/2018	6,600	6,592
1.676% due 05/03/2019	5,400	5,345
2.183% (US0003M + 0.350%) due 08/14/2018 ~	125,700	125,782
2.241% due 09/26/2018	8,485	8,478
2.321% (US0003M + 0.510%) due 05/10/2018 ~	26,351	26,359

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	179

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.351% (US0003M + 0.540%) due 05/10/2019 ~	$13,488	$13,532
2.916% (US0003M + 0.630%) due 09/26/2018 ~	123,787	124,062
British Telecommunications PLC
2.350% due 02/14/2019	6,890	6,866
Duke Energy Corp.
6.250% due 06/15/2018	5,000	5,036
E.ON International Finance BV
5.800% due 04/30/2018	1,681	1,685
Electricite de France S.A.
2.150% due 01/22/2019	8,455	8,416
Nevada Power Co.
6.500% due 05/15/2018	9,900	9,939
Orange S.A.
2.750% due 02/06/2019	2,822	2,822
Shell International Finance BV
2.391% (US0003M + 0.580%) due 11/10/2018 ~	557	559
TECO Finance, Inc.
2.308% (US0003M + 0.600%) due 04/10/2018 ~	125	125

		365,667

Total Corporate Bonds & Notes (Cost $7,118,373)		7,161,634

U.S. GOVERNMENT AGENCIES 0.7%
Federal Farm Credit Bank
1.818% (USBMMY3M + 0.050%) due 12/05/2018 ~	12,000	12,008
Federal Home Loan Bank
1.533% (US0003M - 0.163%) due 07/05/2019 ~	2,765	2,765
1.824% (US0003M - 0.160%) due 05/28/2019 ~	12,500	12,504
1.865% (US0003M - 0.160%) due 06/05/2019 ~	15,000	15,005
Freddie Mac
1.150% due 09/14/2018	1,500	1,495
Ginnie Mae
3.000% due 07/20/2045 - 07/20/2046	106,185	104,840

Total U.S. Government Agencies (Cost $151,802)		148,617

U.S. TREASURY OBLIGATIONS 4.2%
U.S. Treasury Notes
1.125% due 01/31/2019 (e)(g)	65,000	64,487
1.500% due 01/31/2019	500,000	497,500
1.500% due 02/28/2019	320,000	318,256

Total U.S. Treasury Obligations (Cost $881,519)		880,243

ASSET-BACKED SECURITIES 0.6%
AmeriCredit Automobile Receivables Trust
1.450% due 11/19/2018	11,151	11,151
Bank of The West Auto Trust
1.350% due 10/15/2018	4,468	4,468
Daimler Trucks Retail Trust
2.200% due 04/15/2019 «	45,000	45,000
Ford Credit Auto Lease Trust
1.350% due 11/15/2018	5,284	5,280
Hyundai Auto Lease Securitization Trust
1.950% due 03/15/2019	23,946	23,947
Nissan Auto Receivables Owner Trust
1.900% due 03/15/2019	47,031	47,033

Total Asset-Backed Securities (Cost $136,880)		136,879

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 9.6%
Agence Francaise de Developpement
2.422% due 09/21/2019 ~		$116,000	$116,625
Caisse des Depots et Consignations
1.250% due 06/04/2018		1,000	999
Development Bank of Japan, Inc.
1.875% due 10/03/2018		36,666	36,572
Export Development Canada
1.000% due 09/13/2019		25,500	25,022
1.795% (US0003M + 0.050%) due 07/20/2018 ~		2,400	2,400
1.820% (US0003M + 0.060%) due 04/29/2018 ~		13,600	13,600
1.830% (US0003M + 0.010%) due 08/13/2019 ~		14,000	13,996
1.934% (US0003M - 0.050%) due 02/28/2019 ~		164,900	164,803
Export-Import Bank of Korea
2.144% (US0003M + 0.400%) due 04/23/2018 ~		25,000	24,996
2.292% (US0003M + 0.400%) due 05/21/2018 ~		35,000	35,057
2.585% (US0003M + 0.700%) due 02/18/2019 ~		20,000	19,985
Japan Bank for International Cooperation
1.750% due 07/31/2018		435,400	434,800
1.750% due 11/13/2018		130,300	129,863
2.125% due 02/07/2019		5,000	4,988
Japan Finance Organization for Municipalities
2.500% due 09/12/2018		7,560	7,569
Japan International Cooperation Agency
1.875% due 11/13/2019		16,300	16,077
Kommunalbanken A/S
1.125% due 05/23/2018		95,000	94,894
Kommuninvest Sverige AB
1.125% due 10/09/2018		7,000	6,963
1.375% due 09/07/2018		20,000	19,946
2.025% (US0003M + 0.140%) due 08/17/2018 ~		14,000	14,007
Korea Housing Finance Corp.
1.625% due 09/15/2018		22,581	22,440
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018		16,660	16,646
Korea National Oil Corp.
2.750% due 01/23/2019		14,350	14,302
Municipality Finance PLC
1.125% due 04/17/2018		97,750	97,791
Nederlandse Financierings Maatschappij voor Ontwikkelingslanden NV
2.005% (US0003M + 0.260%) due 01/20/2020 ~		2,000	2,007
2.054% (US0003M + 0.320%) due 04/18/2019 ~		2,000	2,006
Province of Ontario
1.625% due 01/18/2019		23,550	23,423
3.000% due 07/16/2018		12,217	12,246
Province of Quebec
2.025% (US0003M + 0.280%) due 07/21/2019 ~		124,295	124,646
2.255% (US0003M + 0.230%) due 09/04/2018 ~		121,060	121,161
4.625% due 05/14/2018		16,752	16,792
Republic of Germany
0.250% due 04/13/2018	EUR	9,000	11,077
Slovenia Government International Bond
4.750% due 05/10/2018		$17,300	17,349
State of North Rhine-Westphalia
1.900% due 08/16/2019 ~		101,000	101,006
1.954% due 05/22/2019 ~		2,000	2,000
2.090% (US0003M + 0.170%) due 11/23/2018 ~		206,000	206,206
2.408% (US0003M + 0.230%) due 09/17/2018 ~		29,800	29,833
State of Saxony-Anhalt
1.250% due 05/14/2018		3,400	3,398

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sweden Government International Bond
1.000% due 10/05/2018		$15,000	$14,918

Total Sovereign Issues (Cost $2,023,676)			2,022,409

SHORT-TERM INSTRUMENTS 51.7%

CERTIFICATES OF DEPOSIT 1.4%
Bank of America
1.550% due 05/03/2018		18,000	17,996
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.123% due 11/01/2019		36,000	36,014
Barclays Bank PLC
1.940% due 09/04/2018		53,100	52,980
2.355% due 05/17/2018		34,900	34,921
Credit Suisse AG
2.507% due 09/28/2018		69,900	69,900
First Republic Bank
2.400% due 04/17/2018		88,500	88,495

			300,306

COMMERCIAL PAPER 9.1%
Bank of Montreal
1.461% due 04/05/2018	CAD	6,300	4,891
1.474% due 04/12/2018		26,400	20,490
1.479% due 04/02/2018		13,000	10,094
1.487% due 04/13/2018		6,100	4,734
1.489% due 04/04/2018		87,300	67,778
1.492% due 04/05/2018		20,000	15,527
1.504% due 04/02/2018		79,900	62,038
Bank of Nova Scotia
1.461% due 04/04/2018		7,000	5,435
1.487% due 04/06/2018		39,700	30,820
1.488% due 04/05/2018		44,600	34,625
1.504% due 04/02/2018		191,800	148,922
1.516% due 04/09/2018		47,100	36,560
2.223% due 06/14/2018		$126,000	125,431
Berkshire Hathaway Energy Co.
2.438% due 04/26/2018		24,400	24,358
Canadian Imperial Bank of Commerce
1.487% due 04/12/2018	CAD	45,000	34,926
Export Development Corp.
2.118% due 06/06/2018		$21,000	20,921
FedEx Corp.
1.953% due 04/06/2018		13,000	12,994
Ford Motor Credit Co.
1.682% due 04/18/2018		1,100	1,099
1.870% due 04/02/2018		5,000	4,999
1.875% due 06/01/2018		400	398
1.978% due 05/02/2018		450	449
2.016% due 04/12/2018		88,320	88,255
2.017% due 04/18/2018		32,100	32,065
2.017% due 06/01/2018		42,000	41,838
2.069% due 09/04/2018		28,000	27,689
2.069% due 09/10/2018		60,000	59,306
2.070% due 09/04/2018		36,680	36,273
Hitachi Capital America Corp.
2.466% due 04/09/2018		30,000	29,981
HSBC Bank Canada
1.501% due 04/09/2018	CAD	20,000	15,525
1.505% due 04/06/2018		15,000	11,645
1.512% due 04/13/2018		7,100	5,510
1.514% due 04/04/2018		32,000	24,844
1.514% due 04/05/2018		15,000	11,645
1.514% due 04/12/2018		12,400	9,624
1.516% due 04/11/2018		9,200	7,141
Hyundai Capital America
2.038% due 04/06/2018		$30,000	29,986
ING U.S. Funding LLC
0.000% due 07/13/2018		26,600	26,597
0.000% due 07/17/2018		150,000	149,974
0.000% due 07/23/2018		30,000	29,993
0.000% due 09/11/2018		10,000	9,994
1.569% due 05/11/2018		8,600	8,580

180	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Kraft Food Group, Inc.
2.032% due 04/02/2018		$10,000	$9,997
Marriott International
2.442% due 05/02/2018		18,100	18,061
Mondelez International, Inc.
2.112% due 04/06/2018		49,200	49,178
National Bank of Canada
1.461% due 04/05/2018	CAD	5,700	4,425
1.474% due 04/13/2018		7,500	5,821
Nederlandse Waterschapsbank
2.031% due 04/16/2018		$64,000	63,938
NRW Bank
1.902% due 04/23/2018		73,000	72,908
QUALCOMM, Inc.
2.295% due 05/30/2018		40,000	39,861
Royal Bank of Canada
1.439% due 04/05/2018	CAD	5,100	3,959
1.488% due 04/09/2018		20,000	15,525
1.492% due 04/02/2018		20,000	15,529
1.497% due 04/09/2018		20,000	15,525
1.500% due 04/06/2018		28,300	21,970
1.501% due 04/04/2018		32,500	25,233
1.501% due 04/16/2018		26,800	20,797
1.502% due 04/03/2018		19,800	15,373
2.223% due 06/14/2018		$40,000	39,817
Toronto Dominion Bank
1.496% due 04/09/2018	CAD	5,900	4,580
1.496% due 04/10/2018		3,300	2,561
1.498% due 04/06/2018		23,400	18,166
1.500% due 04/05/2018		44,200	34,315
1.501% due 04/04/2018		9,700	7,531
1.501% due 04/06/2018		9,600	7,453
1.502% due 04/03/2018		9,200	7,143
1.502% due 04/04/2018		2,300	1,786
1.507% due 04/02/2018		20,000	15,529

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Toyota Industries
1.538% due 06/01/2018		$6,400	$6,377
2.250% due 07/16/2018		40,000	39,723
Walgreens Boots Alliance, Inc.
2.294% due 05/17/2018		25,200	25,120

			1,932,155

REPURCHASE AGREEMENTS (d) 16.9%
			3,584,134

SHORT-TERM NOTES 0.5%
Gilead Sciences, Inc.
2.372% due 09/20/2018 ~		62,880	62,861
GM Financial Automobile Leasing Trust
1.350% due 09/20/2018		2,182	2,182
GM Financial Consumer Automobile Receivables Trust
1.700% due 01/16/2019		15,470	15,471
Pacific Gas & Electric Co.
2.214% due 11/28/2018 ~		10,000	9,976
Santander Retail Auto Lease Trust
2.200% due 03/20/2019 «		13,000	13,000

			103,490

JAPAN TREASURY BILLS 22.5%
(0.178)% due 04/05/2018 - 05/07/2018 †(a)(b)	JPY	508,030,000	4,769,996

MALAYSIA TREASURY BILLS 0.4%
3.024% due 05/11/2018 - 08/10/2018 (a)(b)	MYR	307,300	78,745

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.K. TREASURY BILLS 0.7%
0.221% due 04/03/2018 - 04/20/2018 (a)(b)	GBP	100,400	$140,871

U.S. TREASURY BILLS 0.2%
1.428% due 04/19/2018 - 04/26/2018 (a)(b)(g)		$52,059	52,009

Total Short-Term Instruments (Cost $10,841,821)			10,961,706

Total Investments in Securities (Cost $21,154,071)			21,311,488

Total Investments 100.6% (Cost $21,154,071)			$21,311,488

Financial Derivative Instruments (f) (0.7)% (Cost or Premiums, net $0)			(152,944)

Other Assets and Liabilities, net 0.1%			19,570

Net Assets 100.0%			$21,178,114

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
†	All or a portion of this security is owned by PIMCO Short-Term Floating NAV Portfolio III Subsidiary, LLC, which is a 100% owned subsidiary of the Portfolio.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.

(c)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Oesterreichische Kontrollbank AG	2.178%	09/18/2018	02/06/2017 - 01/17/2018	$ 152,992	$153,038	0.72%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
AZD	1.910%	03/29/2018	04/03/2018	$500,000	U.S. Treasury Bonds 3.125% due 08/15/2044	$(511,400)	$500,000	$500,106
BOS	1.830	04/02/2018	04/03/2018	39,500	U.S. Treasury Bonds 3.000% due 11/15/2044	(40,672)	39,500	39,502
	1.950	03/27/2018	04/10/2018	600,000	U.S. Treasury Bonds 3.000% - 4.625% due 02/15/2040 - 02/15/2047	(631,593)	600,000	600,195
	1.990	03/29/2018	04/02/2018	1,200	U.S. Treasury Bonds 3.625% due 02/15/2044	(1,236)	1,200	1,200
BRC	1.720	03/13/2018	04/02/2018	150,000	U.S. Treasury Bonds 4.625% due 02/15/2040	(156,322)	150,000	150,143
BSN	1.900	03/29/2018	04/02/2018	49,800	U.S. Treasury Notes 3.750% due 11/15/2018	(50,861)	49,800	49,811

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	181

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	1.900%	03/29/2018	04/02/2018	$11,900	U.S. Treasury Bonds 2.500% due 02/15/2046	$(12,216)	$11,900	$11,903
FICC †	1.250	03/29/2018	04/02/2018	3,334	U.S. Treasury Notes 2.750% due 02/15/2024	(3,402)	3,334	3,334
IND	1.900	03/29/2018	04/02/2018	80,000	U.S. Treasury Notes 3.750% due 11/15/2018	(81,637)	80,000	80,017
JPS	2.000	03/29/2018	04/02/2018	11,100	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2019	(11,339)	11,100	11,103
MBC	1.920	03/29/2018	04/05/2018	35,000	U.S. Treasury Bonds 2.750% - 2.875% due 05/15/2043 - 08/15/2047	(6,455)	35,000	35,007
					U.S. Treasury Notes 1.500% - 2.500% due 02/28/2019 - 08/15/2027	(29,701)
	1.920	03/29/2018	04/06/2018	250,000	U.S. Treasury Bonds 2.250% due 08/15/2046	(158,966)	250,000	250,053
					U.S. Treasury Notes 2.250% due 02/15/2027	(99,821)
	2.000	03/29/2018	04/03/2018	1,007,500	U.S. Treasury Notes 0.875% - 3.375% due 08/31/2018 - 07/31/2024	(1,040,348)	1,007,500	1,007,724
	2.000	03/28/2018	04/04/2018	250,000	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2019	(257,919)	250,000	250,069
MFK	1.910	03/29/2018	04/02/2018	164,700	U.S. Treasury Notes 2.125% due 07/31/2024	(168,069)	164,700	164,735
NXN	1.900	03/29/2018	04/02/2018	223,800	U.S. Treasury Bonds 2.750% due 11/15/2042	(229,012)	223,800	223,847
RDR	1.950	03/29/2018	04/02/2018	125,500	U.S. Treasury Notes 3.125% - 3.500% due 05/15/2020 - 05/15/2021	(128,233)	125,500	125,527
	1.980	03/28/2018	04/05/2018	20,000	U.S. Treasury Notes 1.750% due 10/31/2020	(20,423)	20,000	20,006
SAL	1.910	03/29/2018	04/02/2018	26,400	U.S. Treasury Notes 1.750% due 05/31/2022	(26,952)	26,400	26,406
SGY	1.910	03/29/2018	04/02/2018	10,200	U.S. Treasury Bonds 3.375% due 05/15/2044	(10,466)	10,200	10,202
TDM	1.910	03/29/2018	04/02/2018	24,200	U.S. Treasury Bonds 4.750% due 02/15/2041	(24,963)	24,200	24,205

Total Repurchase Agreements						$(3,702,006)	$3,584,134	$3,585,095

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.5)%
Ginnie Mae, TBA	3.000%	04/01/2048	$114,000	$(111,114)	$(112,163)

Total Short Sales (0.5)%				$(111,114)	$(112,163)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
PIMCO Short-Term Floating NAV Portfolio III
Global/Master Repurchase Agreement
AZD	$500,106	$0	$0	$500,106	$(511,400)	$(11,294)
BOS	640,897	0	0	640,897	(613,463)	(27,434)
BRC	150,143	0	0	150,143	(154,245)	(4,102)
BSN	49,811	0	0	49,811	(50,861)	(1,050)
DEU	11,903	0	0	11,903	(12,216)	(313)
IND	80,017	0	0	80,017	(81,637)	(1,620)
JPS	11,103	0	0	11,103	(11,339)	(236)
MBC	1,542,853	0	0	1,542,853	(1,593,210)	(50,357)
MFK	164,735	0	0	164,735	(168,069)	(3,334)
NXN	223,847	0	0	223,847	(229,012)	(5,165)
RDR	145,533	0	0	145,533	(148,656)	(3,123)
SAL	26,406	0	0	26,406	(26,952)	(546)
SGY	10,202	0	0	10,202	(10,466)	(264)
TDM	24,205	0	0	24,205	(24,963)	(758)

PIMCO Short-Term Floating NAV Portfolio III Subsidiary LLC (Subsidiary)
Global/Master Repurchase Agreement
FICC	3,334	0	0	3,334	(3,402)	(68)

Total Borrowings and Other Financing Transactions	$3,585,095	$0	$0

182	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

(e)	Securities with an aggregate market value of $16,880 and cash of $2,250 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(f)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
BOA	04/2018		DKK	807,946		$118,255	$0	$(15,110)
	04/2018	†	JPY	19,297,600		181,480	211	(13)
	10/2018		DKK	181,295		26,698	0	(3,656)
BPS	04/2018			227,285		33,390	0	(4,128)
	04/2018	†	JPY	49,250,000		444,910	0	(17,992)
	04/2018	†		$88,151	JPY	9,410,000	199	0
BRC	04/2018		GBP	53,800		$75,295	0	(248)
	05/2018		MYR	62,550		14,814	0	(1,371)
CBK	04/2018		CAD	30,000		22,973	0	(326)
	04/2018		GBP	21,400		29,964	0	(85)
	04/2018	†	JPY	58,460,000		550,087	1,858	(730)
	05/2018			163,890,000		1,516,866	760	(24,961)
	05/2018			$57,203	CAD	73,327	0	(214)
DUB	04/2018		CAD	91,000		$70,562	0	(107)
GLM	04/2018			394,766		305,629	162	(1,115)
	04/2018		DKK	613,161		89,893	0	(11,320)
	04/2018			$5,069	DKK	33,100	395	0
	05/2018			1,304	EUR	1,056	0	(1)
	06/2018			283	MYR	1,110	4	0
	08/2018		MYR	156,447		$36,976	0	(3,450)
HUS	04/2018		CAD	42,300		32,707	0	(149)
	04/2018		DKK	131,421		19,564	0	(2,129)
IND	04/2018		CAD	14,733		11,419	0	(23)
JPM	04/2018			324,200		251,183	372	(984)
	04/2018		DKK	272,103		39,776	0	(5,139)
	04/2018		GBP	25,200		35,058	0	(303)
	04/2018	†	JPY	62,120,200		564,550	0	(19,225)
	04/2018			$132,691	CAD	170,800	0	(46)
	05/2018		CAD	170,800		$132,763	43	0
MSB	04/2018	†	JPY	7,162,300		67,280	10	(32)
	05/2018			26,830,000		251,970	0	(395)
NAB	04/2018		CAD	18,034		13,990	8	(23)
RBC	04/2018	†	JPY	11,800		110	0	0
SCX	04/2018		CAD	4,500		3,471	0	(24)
SOG	05/2018		CZK	4,725		230	0	0
TOR	04/2018		CAD	48,134		37,312	0	(70)
UAG	04/2018			143,433		111,206	0	(182)
	04/2018		EUR	9,000		11,124	42	0
	04/2018	†	JPY	89,014,300		803,775	0	(32,874)
	04/2018	†		$16,627	JPY	1,746,200	0	(232)
	05/2018		CAD	39,767		$30,901	0	(6)
	05/2018		JPY	44,896,200		413,720	236	(8,679)
	05/2018		MYR	31,350		7,450	0	(662)
	08/2018			56,953		13,477	0	(1,240)

Total Forward Foreign Currency Contracts							$4,300	$(157,244)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	183

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
PIMCO Short-Term Floating NAV Portfolio III
BOA	$0	$0	$0	$0	$(18,766)	$0	$0	$(18,766)	$(18,766)	$19,084	$318
BPS	0	0	0	0	(4,128)	0	0	(4,128)	(4,128)	4,549	421
BRC	0	0	0	0	(1,619)	0	0	(1,619)	(1,619)	2,204	585
CBK	0	0	0	0	(625)	0	0	(625)	(625)	926	301
DUB	0	0	0	0	(107)	0	0	(107)	(107)	0	(107)
GLM	561	0	0	561	(15,886)	0	0	(15,886)	(15,325)	14,695	(630)
HUS	0	0	0	0	(2,278)	0	0	(2,278)	(2,278)	2,226	(52)
IND	0	0	0	0	(23)	0	0	(23)	(23)	0	(23)
JPM	415	0	0	415	(6,472)	0	0	(6,472)	(6,057)	5,702	(355)
NAB	8	0	0	8	(23)	0	0	(23)	(15)	0	(15)
SCX	0	0	0	0	(24)	0	0	(24)	(24)	0	(24)
TOR	0	0	0	0	(70)	0	0	(70)	(70)	0	(70)
UAG	42	0	0	42	(2,090)	0	0	(2,090)	(2,048)	1,645	(403)

PIMCO Short-Term Floating NAV Portfolio III Subsidiary LLC (Subsidiary)
BOA	211	0	0	211	(13)	0	0	(13)	198	(740)	(542)
BPS	199	0	0	199	(17,992)	0	0	(17,992)	(17,793)	21,790	3,997
CBK	2,618	0	0	2,618	(25,691)	0	0	(25,691)	(23,073)	30,120	7,047
JPM	0	0	0	0	(19,225)	0	0	(19,225)	(19,225)	17,680	(1,545)
MSB	10	0	0	10	(427)	0	0	(427)	(417)	1,560	1,143
UAG	236	0	0	236	(41,785)	0	0	(41,785)	(41,549)	37,390	(4,159)

Total Over the Counter	$4,300	$0	$0	$4,300	$(157,244)	$0	$0	$(157,244)

(g)	Securities with an aggregate market value of $51,032 and cash of $108,540 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. The Portfolio and Subsidiary are recognized as two separate legal entities. As such, exposure cannot be netted. See Note 8, Master Netting Arrangements, Principal Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,300	$0	$4,300

Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$157,244	$0	$157,244

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized (Loss) on Financial Derivative Instruments
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(78,254)	$0	$(78,254)

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(99,265)	$0	$(99,265)

184	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2018

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$5,963,067	$0	$5,963,067
Industrials	0	832,900	0	832,900
Utilities	0	365,667	0	365,667
U.S. Government Agencies	0	148,617	0	148,617
U.S. Treasury Obligations	0	880,243	0	880,243
Asset-Backed Securities	0	91,879	45,000	136,879
Sovereign Issues	0	2,022,409	0	2,022,409
Short-Term Instruments
Certificates of Deposit	69,900	230,406	0	300,306
Commercial Paper	0	1,932,155	0	1,932,155
Repurchase Agreements	0	3,584,134	0	3,584,134
Short-Term Notes	0	90,490	13,000	103,490
Japan Treasury Bills	0	4,769,996	0	4,769,996
Malaysia Treasury Bills	0	78,745	0	78,745
U.K. Treasury Bills	0	140,871	0	140,871
U.S. Treasury Bills	0	52,009	0	52,009

Total Investments	$69,900	$21,183,588	$58,000	$21,311,488

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(112,163)	$0	$(112,163)

Financial Derivative Instruments - Assets
Over the counter	$0	$4,300	$0	$4,300

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(157,244)	$0	$(157,244)

Total Financial Derivative Instruments	$0	$(152,944)	$0	$(152,944)

Totals	$69,900	$20,918,481	$58,000	$21,046,381

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	185

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the portfolios (each a “Portfolio” and collectively the “Portfolios”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolios.

Shares of the Portfolios have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. Each Portfolio issues its shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Portfolios is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolios do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Portfolios may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Portfolio.

186	PRIVATE ACCOUNT PORTFOLIO SERIES

March 31, 2018

Distribution Frequency
Portfolio Name	Declared	Distributed
PIMCO Short Asset Portfolio	Daily	Monthly
PIMCO Short-Term Floating NAV Portfolio II	Daily	Monthly
PIMCO Short-Term Floating NAV Portfolio III	Daily	Monthly
PIMCO Asset-Backed Securities Portfolio	Quarterly	Quarterly
PIMCO Emerging Markets Portfolio	Quarterly	Quarterly
PIMCO High Yield Portfolio	Quarterly	Quarterly
PIMCO Investment Grade Corporate Portfolio	Quarterly	Quarterly
PIMCO Long Duration Corporate Bond Portfolio	Quarterly	Quarterly
PIMCO Low Duration Portfolio	Quarterly	Quarterly
PIMCO Moderate Duration Portfolio	Quarterly	Quarterly
PIMCO Mortgage Portfolio	Quarterly	Quarterly
PIMCO Municipal Sector Portfolio	Quarterly	Quarterly
PIMCO Real Return Portfolio	Quarterly	Quarterly
PIMCO Short-Term Portfolio	Quarterly	Quarterly
PIMCO U.S. Government Sector Portfolio	Quarterly	Quarterly
PIMCO International Portfolio	Quarterly	Quarterly

Net realized capital gains earned by each Portfolio, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Portfolio’s annual financial statements presented under U.S. GAAP.

If a Portfolio estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Portfolio estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Portfolio’s daily internal accounting records and practices, a Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05, which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Portfolios have adopted the ASU. The implementation of the ASU did not have an impact on the Portfolios’ financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

ANNUAL REPORT	MARCH 31, 2018	187

Notes to Financial Statements (Cont.)

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Portfolios have adopted the ASU. The implementation of the ASU did not have an impact on the Portfolios’ financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Portfolio’s shares is based on the Portfolio’s net asset value (“NAV”). The NAV of a Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Portfolio or class, by the total number of shares outstanding of that Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, with respect to each Portfolio other than the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, portfolio shares are ordinarily valued as of the close of regular trading (“NYSE Close”). With respect to the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III portfolio shares are ordinarily valued as of 3:00 p.m. Eastern time, on each day that the NYSE is open. Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Portfolio reserves the right to change the time as of which its NAV is calculated if the Portfolio closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolios’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO

Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) and do not normally take into account trading, clearances or settlements that take place after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). If market value pricing is used, a foreign (non- U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), if the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange- traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In

188	PRIVATE ACCOUNT PORTFOLIO SERIES

March 31, 2018

considering whether fair valuation is required and in determining fair values, a Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Portfolio’s Offering Memorandum.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy,

ANNUAL REPORT	MARCH 31, 2018	189

Notes to Financial Statements (Cont.)

separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and

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PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. The table below shows the Portfolios’ transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2018 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Portfolio Name	Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Asset-Backed Securities Portfolio	$597,466	$1,933,891	$(1,748,000)	$(100)	$(63)	$783,194	$10,590	$0
PIMCO Emerging Markets Portfolio	203,956	628,586	(626,900)	(70)	(4)	205,568	3,086	0
PIMCO High Yield Portfolio	10,406	526,306	(485,000)	(29)	6	51,689	406	0
PIMCO Investment Grade Corporate Portfolio	52,021	1,359,717	(1,068,800)	(51)	47	342,934	2,117	0
PIMCO Long Duration Corporate Bond Portfolio	144	4,973,168	(4,372,300)	36	23	601,071	1,369	0
PIMCO Mortgage Portfolio	324,275	1,659,847	(1,968,200)	(136)	12	15,798	2,548	0
PIMCO Municipal Sector Portfolio	3,810	50,452	(50,800)	(2)	(1)	3,459	152	0
PIMCO Real Return Portfolio	4,009	353,033	(354,100)	8	0	2,950	33	0
PIMCO Short-Term Portfolio	122,189	459,640	(473,101)	(22)	(5)	108,701	1,639	0
PIMCO U.S. Government Sector Portfolio	193,724	1,488,369	(1,123,000)	(84)	(75)	558,934	6,370	0
PIMCO International Portfolio	216,590	5,180	(221,770)	76	(72)	4	180	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

An affiliate includes any company in which the Fund owns 5% or more of a company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers at March 31, 2018 (amounts in thousands†, except number of shares).

PIMCO High Yield Portfolio
Security Name	Shares Held at 03/31/2017	Shares Purchased	Shares Sold	Shares Held at 03/31/2018	Net Realized Gain/(Loss) on Sale of Shares	Dividend Income	Market Value 03/31/2018
Xfit Brands, Inc.	2,040,639	0	0	2,040,639	$0	$0	$25

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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(b) Investments in Securities

The Portfolios may utilize the investments and strategies described below to the extent permitted by each Portfolio’s respective investment policies.

Delayed-Delivery Transactions  involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loan Participations, Assignments and Originations  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Portfolio or Portfolios. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolios may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolios may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of March 31, 2018, the PIMCO High Yield Portfolio and PIMCO Long Duration Corporate Bond Portfolio had $1,000,000 and $ 5,883,180 respectively, in unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and

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Notes to Financial Statements (Cont.)

guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities  (“PIKs”) may give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Real Estate Investment Trusts (“REITs”)  are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Portfolio as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so the Funds that invest in REITs will bear their proportionate share of the costs of the REITs’ operations.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolios at March 31, 2018 are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases,

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guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where a Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively.

Separate Trading of Registered Interest and Principal of Securities  (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

Warrants  are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Portfolio to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolios may enter into the borrowings and other financing transactions described below to the extent permitted by each Portfolio’s respective investment policies.

The following disclosures contain information on a Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act,

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Notes to Financial Statements (Cont.)

which may be viewed as borrowing or financing transactions by a Portfolio. The location of these instruments in each Portfolio’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by a Portfolio’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, a Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. A Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Portfolio to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Portfolio are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which a Portfolio sells a security that it may not own. A Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Portfolio engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. A Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Portfolio. A short sale is “against the box” if a Portfolio holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Portfolio’s loss on a short sale could theoretically be unlimited in cases where a Portfolio is unable, for whatever reason, to close out its short position.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolios may enter into the financial derivative instruments described below to the extent permitted by each Portfolio’s respective investment policies.

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The following disclosures contain information on how and why the Portfolios use financial derivative instruments, and how financial derivative instruments affect the Portfolios’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Portfolios.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. A Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. A Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. When a Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. A Portfolio pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

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Notes to Financial Statements (Cont.)

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect a Portfolio from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Portfolio are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying a Portfolio’s investment policies and restrictions, swap agreements are generally valued by a Portfolio at market value. In the case of a credit default swap, in applying certain of a Portfolio’s investment policies and restrictions, the Portfolios will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Portfolio’s other investment policies and restrictions. For example, a Portfolio may value credit default swaps at full exposure value for purposes of a Portfolio’s credit quality guidelines (if any) because such value in general better reflects a Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, a Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Portfolio’s prospectus. In this context, both the notional amount and the market

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value may be positive or negative depending on whether a Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Portfolio and the counterparty and by the posting of collateral to a Portfolio to cover a Portfolio’s exposure to the counterparty.

To the extent a Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. Unlike credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues, deliverable obligations in most instances would be limited to the specific referenced obligation, or in some cases specific tranches of the specified reference obligation, as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal

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Notes to Financial Statements (Cont.)

shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain a Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolios hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Portfolio would receive payments based on any net positive total return and would owe

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payments in the event of a net negative total return. As the payer, a Portfolio would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL RISKS

The principal risks of investing in a Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in a Portfolio’s offering memorandum for a more detailed description of the risks of investing in a Portfolio.

New/Small Portfolio Risk  is the risk that a new or smaller Portfolio’s performance may not represent how a Portfolio is expected to or may perform in the long term. In addition, new Portfolios have limited operating histories for investors to evaluate and new and smaller Portfolios may not attract sufficient assets to achieve investment and trading efficiencies.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that a Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by a Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that a Portfolio may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Portfolio could lose more than the initial amount invested. A Portfolio’s use of derivatives may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with a Portfolio’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact a Portfolio’s ability to invest in derivatives, limit a Portfolio’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and a Portfolio’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Extension Risk  is the risk that, in periods of rising interest rates, issuers of mortgage-related and other asset-backed securities may pay principal later than expected, which may reduce the value of a Portfolio’s investment in such securities and may prevent a Portfolio from receiving higher interest rates on proceeds reinvested.

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Notes to Financial Statements (Cont.)

Prepayment Risk  is the risk that, in periods of declining interest rates, issuers of mortgage-related and other asset-backed securities may pay principal more quickly than expected, which results in a Portfolio foregoing future interest income on the portion of the principal repaid early and may result in a Portfolio being forced to reinvest investment proceeds at lower interest rates.

Privately Issued Mortgage-Related Securities Risk  is the risk of nonpayment because there are no direct or indirect government or agency guarantees of payments in the pools created by non-governmental issuers.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in a Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect a Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Issuer Non-Diversification Risk  is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Portfolios that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than portfolios that are “diversified.”

Leveraging Risk  is the risk that certain transactions of a Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing a Portfolio. There is no guarantee that the investment objective of a Portfolio will be achieved.

California State-Specific Risk  is the risk that by concentrating its investments in California Municipal Securities, a Portfolio may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal.

New York State-Specific Risk  is the risk that by concentrating its investments in New York Municipal Securities, a Portfolio may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal.

Municipal Project-Specific Risk  is the risk that a Portfolio may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

Subsidiary Risk  is the risk that, by investing in a Portfolio’s subsidiary, the Portfolio is indirectly exposed to the risks associated with the subsidiary’s investments. Portfolio subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a subsidiary will be achieved.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to a Portfolio.

8. MASTER NETTING ARRANGEMENTS

A Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement

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governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between a Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. Portability of exposure reduces risk to the Portfolios. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated

ANNUAL REPORT	MARCH 31, 2018	203

Notes to Financial Statements (Cont.)

with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for each Portfolio is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each Portfolio’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

Investment Advisory Fees and Supervisory and Administrative Fees for each Portfolio are charged at an annual rate as noted in the following table (calculated as a percentage of each Portfolio’s average daily net assets attributable to each Portfolio):

	Investment Advisory Fee		Supervisory and Administrative Fee
Portfolio Name	All Classes		All Classes
PIMCO Asset-Backed Securities Portfolio	0.02%		0.03%
PIMCO Emerging Markets Portfolio	0.02%		0.10%
PIMCO High Yield Portfolio	0.02%		0.03%
PIMCO Investment Grade Corporate Portfolio	0.02%		0.03%
PIMCO Long Duration Corporate Bond Portfolio	0.02%		0.03%
PIMCO Low Duration Portfolio	0.02%		0.03%
PIMCO Moderate Duration Portfolio	0.02%		0.03%
PIMCO Mortgage Portfolio	0.02%		0.03%
PIMCO Municipal Sector Portfolio	0.02%		0.03%
PIMCO Real Return Portfolio	0.02%		0.03%
PIMCO Short-Term Portfolio	0.02%		0.03%
PIMCO Short-Term Floating NAV Portfolio II	0.02%		0.03%
PIMCO U.S. Government Sector Portfolio	0.02%		0.03%
PIMCO International Portfolio	0.02%		0.10%
PIMCO Short Asset Portfolio	0.00%	(1)	0.00%
PIMCO Short-Term Floating NAV Portfolio III	0.00%	(1)	0.00%

(1)

By investing in the Portfolio, each investing fund agrees that 0.005% of the fee that each investing fund is currently obligated to pay PIMCO under its investment advisory contract will be designated as compensation for the investment advisory services PIMCO provides to the Portfolio.

(c) Portfolio Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolios, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares. The ratio of expenses to average net assets, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000 and each other committee chair receives an additional annual retainer of $4,500. Each Trustee, other than the Trustees affiliated with PIMCO, or its affiliates, receives $775 for each Valuation Oversight Committee meeting attended. In addition, the Valuation Oversight Committee co-leads together receive an additional retainer of $11,500, which amount is divided evenly among the co-leads so that each individually receives an additional annual retainer of $5,750. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Portfolio of the Trust according to its respective net assets except PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(d) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Portfolios’ Supervisory and Administrative Fee, or reimburse each Portfolio, to the extent that each Portfolio’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of each Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

204	PRIVATE ACCOUNT PORTFOLIO SERIES

March 31, 2018

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. The total recoverable amounts to PIMCO at March 31, 2018, were as follows (amounts in thousands†):

	Expiring within
Portfolio Name	12 months	13 - 24 months	25 - 36 months	Total
PIMCO Asset-Backed Securities Portfolio	$0	$0	$9	$9
PIMCO Emerging Markets Portfolio	0	0	3	3
PIMCO High Yield Portfolio	0	0	2	2
PIMCO Investment Grade Corporate Portfolio	0	0	7	7
PIMCO Long Duration Corporate Bond Portfolio	0	0	65	65
PIMCO Low Duration Portfolio	1	1	2	4
PIMCO Moderate Duration Portfolio	0	0	8	8
PIMCO Mortgage Portfolio	0	0	7	7
PIMCO Municipal Sector Portfolio	0	0	1	1
PIMCO Real Return Portfolio	0	2	2	4
PIMCO Short-Term Portfolio	0	0	3	3
PIMCO Short-Term Floating NAV Portfolio II	0	9	6	15
PIMCO U.S. Government Sector Portfolio	0	0	7	7
PIMCO International Portfolio	0	0	3	3

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(e) Distributor  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Portfolios are permitted to purchase or sell securities from or to certain related affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolios from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2018, the Portfolios below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Portfolio Name	Purchases	Sales
PIMCO Asset-Backed Securities Portfolio	$155,892	$0
PIMCO Emerging Markets Portfolio	36,210	0
PIMCO High Yield Portfolio	51,118	104,175
PIMCO Investment Grade Corporate Portfolio	215,917	140,214
PIMCO Long Duration Corporate Bond Portfolio	179,156	118,249
PIMCO Low Duration Portfolio	14,881	2,841
PIMCO Moderate Duration Portfolio	58,315	5,653
PIMCO Real Return Portfolio	0	42,438

Portfolio Name	Purchases	Sales
PIMCO Short-Term Portfolio	$21,442	$46,298
PIMCO Short-Term Floating NAV Portfolio II	1,265,993	486,111
PIMCO Short Asset Portfolio	2,987,667	514,466
PIMCO Short-Term Floating NAV Portfolio III	7,980,918	3,414,994

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs

ANNUAL REPORT	MARCH 31, 2018	205

Notes to Financial Statements (Cont.)

on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2018, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other
Portfolio Name	Purchases	Sales	Purchases	Sales
PIMCO Asset-Backed Securities Portfolio	$8,640,421	$8,631,743	$1,502,707	$223,146
PIMCO Emerging Markets Portfolio	0	0	92,962	210,480
PIMCO High Yield Portfolio	0	0	225,850	370,450
PIMCO Investment Grade Corporate Portfolio	1,378,923	1,409,446	774,923	890,419
PIMCO Long Duration Corporate Bond Portfolio	13,518,266	13,931,073	3,328,257	2,086,453
PIMCO Low Duration Portfolio	1,419,912	1,290,913	140,446	53,095
PIMCO Moderate Duration Portfolio	9,866,108	9,666,060	461,994	151,451
PIMCO Mortgage Portfolio	56,649,122	56,896,457	95,544	74,814
PIMCO Municipal Sector Portfolio	0	0	32,343	33,079
PIMCO Real Return Portfolio	589,448	1,214,233	16,294	152,695
PIMCO Short-Term Portfolio	854,600	880,931	249,088	167,134
PIMCO Short-Term Floating NAV Portfolio II	832,572	754,055	1,084,772	713,549
PIMCO U.S. Government Sector Portfolio	1,026,964	971,629	0	702
PIMCO International Portfolio	0	0	222,325	169,152
PIMCO Short Asset Portfolio	2,783,636	782,147	8,447,038	474,078
PIMCO Short-Term Floating NAV Portfolio III	3,725,045	3,944,916	5,240,895	3,169,686

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†)

	PIMCO Asset-Backed Securities Portfolio				PIMCO Emerging Markets Portfolio
	Year Ended 03/31/2018		Year Ended 03/31/2017		Year Ended 03/31/2018		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	89,461	$1,134,382	146,591	$1,809,872	8,894	$89,913	12,539	$121,490
Issued as reinvestment of distributions	10,826	136,939	9,421	116,071	472	4,847	84	845
Cost of shares redeemed	(36,013)	(455,829)	(44,287)	(553,779)	(15,528)	(156,376)	(25,124)	(243,109)
Net increase (decrease) resulting from Portfolio share transactions	64,274	$815,492	111,725	$1,372,164	(6,162)	$(61,616)	(12,501)	$(120,774)

	PIMCO High Yield Portfolio				PIMCO Investment Grade Corporate Portfolio
	Year Ended 03/31/2018		Year Ended 03/31/2017		Year Ended 03/31/2018		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	22,543	$180,694	31,872	$238,716	80,344	$765,571	69,848	$680,706
Issued as reinvestment of distributions	4,630	36,746	5,662	42,950	9,263	88,953	7,637	73,138
Cost of shares redeemed	(39,216)	(314,105)	(39,591)	(302,577)	(62,513)	(606,215)	(109,290)	(1,063,185)
Net increase (decrease) resulting from Portfolio share transactions	(12,043)	$(96,665)	(2,057)	$(20,911)	27,094	$248,309	(31,805)	$(309,341)

206	PRIVATE ACCOUNT PORTFOLIO SERIES

March 31, 2018

,	PIMCO Long Duration Corporate Bond Portfolio				PIMCO Low Duration Portfolio
	Year Ended 03/31/2018		Year Ended 03/31/2017		Year Ended 03/31/2018		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	458,422	$5,494,011	278,324	$3,267,784	22,545	$222,699	24,006	$235,824
Issued as reinvestment of distributions	98,256	1,185,848	89,070	1,023,791	752	7,401	270	2,650
Cost of shares redeemed	(433,453)	(5,177,881)	(469,545)	(5,558,817)	(2,355)	(23,202)	(15)	(148)
Net increase (decrease) resulting from Portfolio share transactions	123,225	$1,501,978	(102,151)	$(1,267,242)	20,942	$206,898	24,261	$238,326

	PIMCO Moderate Duration Portfolio				PIMCO Mortgage Portfolio
	Year Ended 03/31/2018		Year Ended 03/31/2017		Year Ended 03/31/2018		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	41,993	$419,058	103,531	$1,036,062	87,267	$946,332	60,901	$661,837
Issued as reinvestment of distributions	2,918	29,001	1,804	17,738	6,915	75,199	4,554	49,336
Cost of shares redeemed	(12,800)	(126,566)	(9,195)	(90,927)	(102,015)	(1,112,232)	(33,922)	(370,641)
Net increase (decrease) resulting from Portfolio share transactions	32,111	$321,493	96,140	$962,873	(7,833)	$(90,701)	31,533	$340,532

	PIMCO Municipal Sector Portfolio				PIMCO Real Return Portfolio
	Year Ended 03/31/2018		Year Ended 03/31/2017		Year Ended 03/31/2018		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	2,171	$15,690	1,057	$7,920	17,713	$157,900	6,431	$59,030
Issued as reinvestment of distributions	813	5,851	1,101	8,118	412	3,662	3,291	29,415
Cost of shares redeemed	(3,257)	(23,593)	(2,294)	(17,323)	(67,614)	(607,285)	(90,171)	(820,691)
Net increase (decrease) resulting from Portfolio share transactions	(273)	$(2,052)	(136)	$(1,285)	(49,489)	$(445,723)	(80,449)	$(732,246)

	PIMCO Short-Term Portfolio				PIMCO Short-Term Floating NAV Portfolio II
	Year Ended 03/31/2018		Year Ended 03/31/2017		Year Ended 03/31/2018		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	3,621	$34,440	1,460	$13,680	3,033,120	$30,358,205	2,327,167	$23,295,747
Issued as reinvestment of distributions	2,161	20,526	1,902	17,848	6,877	68,833	3,581	35,849
Cost of shares redeemed	(18,689)	(179,009)	(6,155)	(58,326)	(3,133,215)	(31,359,590)	(2,274,876)	(22,772,356)
Net increase (decrease) resulting from Portfolio share transactions	(12,907)	$(124,043)	(2,793)	$(26,798)	(93,218)	$(932,552)	55,872	$559,240

	PIMCO U.S. Government Sector Portfolio				PIMCO International Portfolio
	Year Ended 03/31/2018		Year Ended 03/31/2017		Year Ended 03/31/2018		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	106,034	$966,445	55,476	$500,323	19,781	$149,040	15,381	$119,040
Issued as reinvestment of distributions	5,190	46,896	4,382	38,616	0	0	0	0
Cost of shares redeemed	(65,959)	(585,152)	(36,996)	(332,500)	(21,248)	(162,903)	(29,085)	(225,594)
Net increase (decrease) resulting from Portfolio share transactions	45,265	$428,189	22,862	$206,439	(1,467)	$(13,863)	(13,704)	$(106,554)

	PIMCO Short Asset Portfolio		PIMCO Short-Term Floating NAV Portfolio III
	Inception date Through 03/31/2018		Year Ended 03/31/2018		Year Ended 03/31/2017
	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	1,622,231	$16,241,737	20,456,000	$202,206,000	20,581,188	$203,448,760
Issued as reinvestment of distributions	14,357	143,741	35,942	355,283	15,100	149,273
Cost of shares redeemed	(69,622)	(697,094)	(20,769,496)	(205,302,697)	(20,041,601)	(198,112,176)
Net increase (decrease) resulting from Portfolio share transactions	1,566,966	$15,688,384	(277,554)	$(2,741,414)	554,687	$5,485,857

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL REPORT	MARCH 31, 2018	207

Notes to Financial Statements (Cont.)

The following table discloses the number of shareholders that own 10% or more of the outstanding shares of a Portfolio along with their respective percent ownership, if any, for the period ended March 31, 2018. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares
	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties
PIMCO High Yield Portfolio	1	0	12%	0%
PIMCO Long Duration Corporate Bond Portfolio	1	0	20%	0%
PIMCO Low Duration Portfolio	2	0	32%	0%
PIMCO Moderate Duration Portfolio	2	0	25%	0%
PIMCO Municipal Sector Portfolio	1	0	26%	0%
PIMCO Real Return Portfolio	1	0	17%	0%
PIMCO Short-Term Portfolio	2	0	23%	0%
PIMCO Short-Term Floating NAV Portfolio II	1	0	11%	0%
PIMCO Short Asset Portfolio	0	2	0%	60%
PIMCO Short-Term Floating NAV Portfolio III	0	2	0%	46%

14 BASIS FOR CONSOLIDATION

PIMCO International Portfolio Subsidiary, LLC (Delaware limited liability company), PIMCO Short Asset Portfolio Subsidiary, LLC (Delaware limited liability company) and PIMCO Short-Term Floating NAV III Subsidiary, LLC (Delaware limited liability company), (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III respectively, (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary, with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund (amounts in thousands†).

	PIMCO International Portfolio	PIMCO Short Asset Portfolio	PIMCO Short-Term Floating NAV Portfolio III
	PIMCO International Portfolio Subsidiary, LLC	PIMCO Short Asset Portfolio Subsidiary, LLC	PIMCO Short-Term Floating NAV III Subsidiary, LLC
Date of Incorporation	03/20/2014	03/01/2017	03/20/2014
Subscription Agreement	03/20/2014	03/20/2017	03/20/2014
Fund Net Assets	$674,406	$15,673,962	$21,178,114
Subsidiary % of Fund Net Assets	21.0%	19.0%	22.6%
Subsidiary Financial Statement Information
Total assets	$192,704	$3,016,126	$4,885,305
Total liabilities	51,347	36,418	106,956
Net assets	$141,357	$2,979,708	$4,778,349
Total income	744	(1,144)	(6,601)
Net investment income (loss)	740	(1,149)	(6,766)
Net realized gain (loss)	1,924	7,580	72,142
Net change in unrealized appreciation(depreciation)	(727)	6,567	3,875
Increase (decrease) in net assets resulting from operations	$1,937	$12,998	$69,251

†	A zero balance may reflect actual amounts rounding to less than one thousand.

208	PRIVATE ACCOUNT PORTFOLIO SERIES

March 31, 2018

15. REGULATORY AND LITIGATION MATTERS

The Portfolios are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of March 31, 2018, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state, and local tax returns as required. The Portfolios’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of March 31, 2018, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Tax Exempt Income	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)
PIMCO Asset-Backed Securities Portfolio	$0	$41,760	$0	$126,248	$0	$(29,640)	$0	$0
PIMCO Emerging Markets Portfolio	0	10,054	2,313	2,510	0	0	0	0
PIMCO High Yield Portfolio	0	25,120	0	(4,745)	0	(24,659)	0	0
PIMCO Investment Grade Corporate Portfolio	0	6,982	3,361	8,789	0	0	(1,525)	0
PIMCO Long Duration Corporate Bond Portfolio	0	169,896	89,513	650,888	(4)	0	0	0
PIMCO Low Duration Portfolio	0	1,687	0	(3,541)	0	(7,387)	0	0
PIMCO Moderate Duration Portfolio	0	6,123	0	(13,455)	0	(23,400)	0	0
PIMCO Mortgage Portfolio	0	16,752	0	(1,933)	0	(138,405)	0	0
PIMCO Municipal Sector Portfolio	4,287	0	1,450	10,141	0	0	0	0
PIMCO Real Return Portfolio	0	5,313	1,403	462	0	(37,802)	0	0
PIMCO Short-Term Portfolio	0	6,810	0	3,524	0	(163,194)	0	0
PIMCO Short-Term Floating NAV Portfolio II	0	130	0	(1,594)	(35)	(145)	0	0
PIMCO U.S. Government Sector Portfolio	0	7,141	0	(59,842)	0	(143,297)	0	0
PIMCO International Portfolio	0	0	0	(12,531)	0	(24,861)	0	0
PIMCO Short Asset Portfolio	0	0	0	8,486	0	0	0	(22,908)
PIMCO Short-Term Floating NAV Portfolio III	0	0	0	73,304	0	(26,669)	0	(61,132)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, sale/buyback transactions, interest-only basis adjustments, passive foreign investment companies (PFICs), convertible preferred securities, straddle loss deferrals, and Lehman securities.

(3)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for organizational costs and distributions payable at fiscal year-end.

(4)	Capital losses available to offset future net capital gains expire in varying amounts as shown below.
(5)	Capital losses realized during the period November 1, 2017 through March 31, 2018 which the Portfolios elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2017 through March 31, 2018 which the Portfolios elected to defer to the following taxable year pursuant to income tax regulations.

ANNUAL REPORT	MARCH 31, 2018	209

Notes to Financial Statements (Cont.)

The Portfolios will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses. As of March 31, 2018, the Portfolios had accumulated capital losses expiring in the following year (amounts in thousands†)(7).

Expiration of Accumulated Capital Losses
03/31/2019
PIMCO Asset-Backed Securities Portfolio	$0
PIMCO Emerging Markets Portfolio	0
PIMCO High Yield Portfolio	0
PIMCO Investment Grade Corporate Portfolio	0
PIMCO Long Duration Corporate Bond Portfolio	0
PIMCO Low Duration Portfolio	0
PIMCO Moderate Duration Portfolio	0
PIMCO Mortgage Portfolio	0
PIMCO Municipal Sector Portfolio	0
PIMCO Real Return Portfolio	0
PIMCO Short-Term Portfolio*	86,545
PIMCO Short-Term Floating NAV Portfolio II	0
PIMCO U.S. Government Sector Portfolio	0
PIMCO International Portfolio	0
PIMCO Short Asset Portfolio	0
PIMCO Short-Term Floating NAV Portfolio III	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Under the Regulated Investment Company Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law. As of March 31, 2018, the Portfolios had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term
PIMCO Asset-Backed Securities Portfolio	$8,443	$21,197
PIMCO Emerging Markets Portfolio	0	0
PIMCO High Yield Portfolio	24,659	0
PIMCO Investment Grade Corporate Portfolio	0	0
PIMCO Long Duration Corporate Bond Portfolio	0	0
PIMCO Low Duration Portfolio	5,128	2,259
PIMCO Moderate Duration Portfolio	18,877	4,523
PIMCO Mortgage Portfolio	46,562	91,843
PIMCO Municipal Sector Portfolio	0	0
PIMCO Real Return Portfolio*	15,693	22,109
PIMCO Short-Term Portfolio*	6,125	70,523
PIMCO Short-Term Floating NAV Portfolio II	145	0
PIMCO U.S. Government Sector Portfolio	104,047	39,250
PIMCO International Portfolio	8,189	16,672
PIMCO Short Asset Portfolio	0	0
PIMCO Short-Term Floating NAV Portfolio III	2,060	24,609

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)	*Portion of amount represents realized loss and recognized built-in loss under IRC 382-383, which is carried forward to future years to offset future realized gain subject to certain limitations.

210	PRIVATE ACCOUNT PORTFOLIO SERIES

March 31, 2018

As of March 31, 2018, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(8)
PIMCO Asset-Backed Securities Portfolio	$4,773,055	$160,176	$(34,302)	$125,874
PIMCO Emerging Markets Portfolio	646,306	20,283	(17,766)	2,517
PIMCO High Yield Portfolio	559,031	29,663	(34,298)	(4,635)
PIMCO Investment Grade Corporate Portfolio	2,037,353	39,081	(30,273)	8,808
PIMCO Long Duration Corporate Bond Portfolio	22,208,015	1,089,380	(439,581)	649,799
PIMCO Low Duration Portfolio	676,980	1,388	(4,928)	(3,540)
PIMCO Moderate Duration Portfolio	2,362,568	6,721	(20,172)	(13,451)
PIMCO Mortgage Portfolio	4,618,100	58,724	(57,717)	1,007
PIMCO Municipal Sector Portfolio	127,465	10,441	(299)	10,142
PIMCO Real Return Portfolio	64,733	1,303	(533)	770
PIMCO Short-Term Portfolio	579,767	12,640	(8,618)	4,022
PIMCO Short-Term Floating NAV Portfolio II	4,027,801	324	(1,918)	(1,594)
PIMCO U.S. Government Sector Portfolio	2,584,232	48,104	(106,179)	(58,075)
PIMCO International Portfolio	727,657	30,528	(43,378)	(12,850)
PIMCO Short Asset Portfolio	15,923,436	93,362	(85,344)	8,018
PIMCO Short-Term Floating NAV Portfolio III	20,973,270	247,993	(174,883)	73,110

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) on investments are attributable to open wash sale loss deferrals, unrealized gain or loss on certain futures, options and forward contracts, realized and unrealized gain (loss) swap contracts, sale/buyback transactions, interest-only basis adjustments, passive foreign investment companies (PFICs), convertible preferred securities, straddle loss deferrals, and Lehman securities.

For the fiscal years ended March 31, 2018 and March 31, 2017, respectively, the Portfolios made the following tax basis distributions (amounts in thousands†):

	March 31, 2018				March 31, 2017
	Tax-Exempt Income Distributions	Ordinary Income Distributions(9)	Long-Term Capital Gain Distributions	Return of Capital(10)	Tax-Exempt Income Distributions	Ordinary Income Distributions(9)	Long-Term Capital Gain Distributions	Return of Capital(10)
PIMCO Asset-Backed Securities Portfolio	$0	$137,406	$0	$0	$0	$122,003	$0	$0
PIMCO Emerging Markets Portfolio	0	4,676	228	0	0	1,015	0	0
PIMCO High Yield Portfolio	0	38,068	0	0	0	51,501	0	0
PIMCO Investment Grade Corporate Portfolio	0	66,536	23,225	0	0	87,005	0	0
PIMCO Long Duration Corporate Bond Portfolio	0	1,078,220	109,599	0	0	929,867	94,760	0
PIMCO Low Duration Portfolio	0	7,401	0	0	0	2,650	0	0
PIMCO Moderate Duration Portfolio	0	29,001	0	0	0	14,966	2,772	0
PIMCO Mortgage Portfolio	0	76,001	0	0	0	61,003	0	0
PIMCO Municipal Sector Portfolio	5,424	476	0	0	5,956	891	2,612	0
PIMCO Real Return Portfolio	0	3,700	0	0	0	38,603	0	0
PIMCO Short-Term Portfolio	0	20,901	0	0	0	18,101	0	0
PIMCO Short-Term Floating NAV Portfolio II	0	69,337	23	0	0	36,731	0	0
PIMCO U.S. Government Sector Portfolio	0	47,450	0	0	0	48,114	0	0
PIMCO International Portfolio	0	0	0	0	0	0	0	0
PIMCO Short Asset Portfolio	0	131,005	12,942	0	0	0	0	0
PIMCO Short-Term Floating NAV Portfolio III	0	355,372	0	0	0	149,282	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(9)	Includes short-term capital gains distributed, if any.
(10)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

ANNUAL REPORT	MARCH 31, 2018	211

Notes to Financial Statements (Cont.)

March 31, 2018

17. SUBSEQUENT EVENTS

On May 15, 2018, the Board approved a proposal to change the name of certain Funds as indicated in the table below. The name changes are expected to be effective on July 30, 2018.

Current Fund Name	New Fund Name
PIMCO Asset-Backed Securities Portfolio	PIMCO ABS and Short-Term Investments Portfolio
PIMCO Emerging Markets Portfolio	PIMCO EM Bond and Short-Term Investments Portfolio
PIMCO High Yield Portfolio	PIMCO High Yield and Short-Term Investments Portfolio
PIMCO Investment Grade Corporate Portfolio	PIMCO Investment Grade Credit Bond Portfolio
PIMCO Long Duration Corporate Bond Portfolio	PIMCO Long Duration Credit Bond Portfolio
PIMCO Mortgage Portfolio	PIMCO Mortgage and Short-Term Investments Portfolio
PIMCO Municipal Sector Portfolio	PIMCO Municipal Portfolio
PIMCO U.S. Government Sector Portfolio	PIMCO U.S. Government and Short-Term Investments Portfolio

There were no other subsequent events identified that require recognition or disclosure.

212	PRIVATE ACCOUNT PORTFOLIO SERIES

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO Asset-Backed Securities Portfolio, PIMCO Emerging Markets Portfolio, PIMCO High Yield Portfolio, PIMCO Investment Grade Corporate Portfolio, PIMCO Long Duration Corporate Bond Portfolio, PIMCO Low Duration Portfolio, PIMCO Moderate Duration Portfolio, PIMCO Mortgage Portfolio, PIMCO Municipal Sector Portfolio, PIMCO Real Return Portfolio, PIMCO Short-Term Portfolio, PIMCO Short-Term Floating NAV Portfolio II, PIMCO U.S. Government Sector Portfolio, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PIMCO Asset-Backed Securities Portfolio, PIMCO Emerging Markets Portfolio, PIMCO High Yield Portfolio, PIMCO Investment Grade Corporate Portfolio, PIMCO Long Duration Corporate Bond Portfolio, PIMCO Low Duration Portfolio, PIMCO Moderate Duration Portfolio, PIMCO Mortgage Portfolio, PIMCO Municipal Sector Portfolio, PIMCO Real Return Portfolio, PIMCO Short-Term Portfolio, PIMCO Short-Term Floating NAV Portfolio II, PIMCO U.S. Government Sector Portfolio, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III (sixteen of the portfolios constituting PIMCO Funds, hereafter collectively referred to as the “Portfolios”) as of March 31, 2018, the related statements of operations for the year ended March 31, 2018 (or for PIMCO Short Asset Portfolio, for the period May 1, 2017 (inception date) through March 31, 2018), the statements of changes in net assets for each of the two years in the period ended March 31, 2018 (or for PIMCO Short Asset Portfolio, for the period May 1, 2017 (inception date) through March 31, 2018), and for PIMCO High Yield Portfolio, PIMCO Long Duration Corporate Bond Portfolio and PIMCO Real Return Portfolio the statements of cash flows for the year ended March 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of March 31, 2018, the results of each of their operations for the year then ended (or for PIMCO Short Asset Portfolio, for the period May 1, 2017 (inception date) through March 31, 2018), the changes in each of their net assets for each of the two years in the period ended March 31, 2018 (or for PIMCO Short Asset Portfolio, for the period May 1, 2017 (inception date) through March 31, 2018), for PIMCO High Yield Portfolio, PIMCO Long Duration Corporate Bond Portfolio and PIMCO Real Return Portfolio, the results of each of their cash flows for the year then ended and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 24, 2018

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

ANNUAL REPORT	MARCH 31, 2018	213

Glossary: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International Inc.
BCY	Barclays Capital, Inc.	GRE	RBS Securities, Inc.	NXN	Natixis New York
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GST	Goldman Sachs International	RCY	Royal Bank of Canada
BOS	Banc of America Securities LLC	HUS	HSBC Bank USA N.A.	RDR	RBC Capital Markets LLC
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RYL	Royal Bank of Scotland Group PLC
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SBI	Citigroup Global Markets Ltd.
BSN	Bank of Nova Scotia	JPS	JP Morgan Securities, Inc.	SCX	Standard Chartered Bank
CBK	Citibank N.A.	MBC	HSBC Bank Plc	SGY	Societe Generale, New York
CFR	Credit Suisse Securities (Europe) Ltd.	MEI	Merrill Lynch International	SOG	Societe Generale
DBL	Deutsche Bank AG London	MFK	Millenium BCP	SSB	State Street Bank and Trust Co.
DEU	Deutsche Bank Securities, Inc.	MSB	Morgan Stanley Bank, N.A	TDM	TD Securities (USA) LLC
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.	TOR	Toronto Dominion Bank
FAR	Wells Fargo Bank National Association	NAB	National Australia Bank Ltd.	UAG	UBS AG Stamford
FBF	Credit Suisse International	NGF	Nomura Global Financial Products, Inc.	UBS	UBS Securities LLC
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
ARS	Argentine Peso	HKD	Hong Kong Dollar	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SEK	Swedish Krona
CAD	Canadian Dollar	INR	Indian Rupee	SGD	Singapore Dollar
CHF	Swiss Franc	JPY	Japanese Yen	THB	Thai Baht
CLP	Chilean Peso	KRW	South Korean Won	TRY	Turkish New Lira
CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand
GBP	British Pound

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	MSE	Montreal Stock Exchange	OTC	Over the Counter
CBOT	Chicago Board of Trade

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	H15BIN6M	6 Month US Treasury Bill Auction Investment Rate	NMCR	FHLMC National Average Mortgage Reference Rate
ABX.HE	Asset-Backed Securities Index - Home Equity	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	PRIME	Daily US Prime Rate
BADLARPP	Argentina Badlar Floating Rate Notes	H15T3Y	3 Year US Treasury Yield Curve Constant Maturity Rate	T10Y	10 Year Treasury
CDX.EM	Credit Derivatives Index - Emerging Markets	H15T5Y	5 Year US Treasury Yield Curve Constant Maturity Rate	T1Y	1 Year Treasury
CDX.HY	Credit Derivatives Index - High Yield	H15T7Y	7 Year US Treasury Yield Curve Constant Maturity Rate	T3M	3 Month Treasury
CDX.IG	Credit Derivatives Index - Investment Grade	IOS.FN.550.08	2008 Fannie Mae 5.5% Interest Only Synthetic Total Return Swap Index	T7Y	7 Year Treasury
CMBX	Commercial Mortgage-Backed Index	IOS.FN.600.08	2008 Fannie Mae 6.0% Interest Only Synthetic Total Return Swap Index	UKRPI	United Kingdom Retail Prices Index
COF 11	Cost of Funds - 11th District of San Francisco	IOS.FN.650.67	Fannie Mae Interest Only Synthetics Total Return Swap Index	US0001M	1 Month USD Swap Rate
COF FD	Cost of Funds - Federal	LIBOR01M	1 Month USD-LIBOR	US0003M	3 Month USD Swap Rate
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	LIBOR03M	3 Month USD-LIBOR	US0006M	6 Month USD Swap Rate
D11COF	Cost of Funds - 11th District of San Francisco	LIBOR12M	12 Month USD-LIBOR	US0012M	12 Month USD Swap Rate
EUR003M	3 Month EUR Swap Rate	MCDX	Municipal Bond Credit Derivative Index	USBMMY3M	3 Month US Treasury Bill Money Market Yield
H15BDI6M	6 Month US Treasury Bill High Auction Rate	MTGEFNCL	FNMA 30-Year Coupon Index	USSW10	10 Year USSW Rate

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	AMBAC	American Municipal Bond Assurance Corp.	CR	Custodial Receipts
AGM	Assured Guaranty Municipal	NPFGC	National Public Finance Guarantee Corp.

214	PRIVATE ACCOUNT PORTFOLIO SERIES

(Unaudited)

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit
ADR	American Depositary Receipt	EURIBOR	Euro Interbank Offered Rate	SP - ADR	Sponsored American Depositary Receipt
AID	Agency International Development	FDIC	Federal Deposit Insurance Corp.	TBA	To-Be-Announced
ALT	Alternate Loan Trust	JIBAR	Johannesburg Interbank Agreed Rate	TBD	To-Be-Determined
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles
BTP	Buoni del Tesoro Poliennali	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CDI	Brazil Interbank Deposit Rate	NCUA	National Credit Union Administration	USSW	USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)
CDO	Collateralized Debt Obligation	OAT	Obligations Assimilables du Trésor	WIBOR	Warsaw Interbank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	PIK	Payment-in-Kind	YOY	Year-Over-Year
CLO	Collateralized Loan Obligation	REIT	Real Estate Investment Trust

ANNUAL REPORT	MARCH 31, 2018	215

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Portfolios’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Portfolios’ dividend distribution that qualifies under tax law. The percentage of the following Portfolios’ Fiscal 2018 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below:

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2018 was designated as ‘qualified dividend income’ as defined in the Act subject to reduced tax rates in 2018:

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s† )	Qualified Short-Term Capital Gain (000s†)
PIMCO Asset-Backed Securities Portfolio	0.00%	0.00%	$137,406	$0
PIMCO Emerging Markets Portfolio	0.00%	0.00%	3,949	0
PIMCO High Yield Portfolio	0.00%	0.00%	27,740	0
PIMCO Investment Grade Corporate Portfolio	1.53%	1.92%	62,603	3,932
PIMCO Long Duration Corporate Bond Portfolio	0.00%	0.00%	1,025,014	53,206
PIMCO Low Duration Portfolio	0.00%	0.00%	7,401	0
PIMCO Moderate Duration Portfolio	0.00%	0.00%	29,001	0
PIMCO Mortgage Portfolio	0.00%	0.00%	76,001	0
PIMCO Municipal Sector Portfolio	0.00%	0.00%	5,900	0
PIMCO Real Return Portfolio	0.00%	0.00%	3,700	0
PIMCO Short-Term Portfolio	0.00%	0.00%	20,901	0
PIMCO Short-Term Floating NAV Portfolio II	0.00%	0.00%	69,360	0
PIMCO U.S. Government Sector Portfolio	0.00%	0.00%	47,450	0
PIMCO International Portfolio	0.00%	0.00%	0	0
PIMCO Short Asset Portfolio	0.00%	0.00%	0	2,028
PIMCO Short-Term Floating NAV Portfolio III	0.00%	0.00%	355,372	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2019, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2018.

216	PRIVATE ACCOUNT PORTFOLIO SERIES

Management of the Trust

(Unaudited)

The charts below identify the Trustees and executive officers of the Trust. Unless otherwise indicated, the address of all persons below is 650 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call PIMCO at (888) 87-PIMCO or visit the Funds’ website at www.pimco.com.

Name, Year of Birth and Position Held with Trust*	Term of Office and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Public Company and Investment Company Directorships Held by Trustee During the Past 5 Years

Interested Trustees[1]

Brent R. Harris (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO. Formerly, member of Executive Committee, PIMCO.	162	Chairman and Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors, Investment Company Institute.

Peter G. Strelow (1970) Trustee	05/2017 to present	Managing Director and Co-Chief Operating Officer, PIMCO. Formerly, Chief Administrative Officer, PIMCO.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

Independent Trustees

George E. Borst (1948) Trustee	04/2015 to present	Executive Advisor, McKinsey & Company (since 10/14); Formerly, Executive Advisor, Toyota Financial Services (10/13-12/14); and CEO, Toyota Financial Services (1/01-9/13).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, MarineMax Inc.

Jennifer Holden Dunbar (1963) Trustee	04/2015 to present	Managing Director, Dunbar Partners, LLC (business consulting and investments). Formerly, Partner, Leonard Green & Partners, L.P.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT; Director, PS Business Parks; Director, Big 5 Sporting Goods Corporation.

Kym M. Hubbard (1957) Trustee	02/2017 to present	Formerly, Global Head of Investments, Chief Investment Officer and Treasurer, Ernst & Young.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, State Auto Financial Corporation.

Gary F. Kennedy (1955) Trustee	04/2015 to present	Formerly, Senior Vice President, General Counsel and Chief Compliance Officer, American Airlines and AMR Corporation (now American Airlines Group) (1/03-1/14).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.

Peter B. McCarthy (1950) Trustee	04/2015 to present	Formerly, Assistant Secretary and Chief Financial Officer, United States Department of Treasury; Deputy Managing Director, Institute of International Finance.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Ronald C. Parker (1951) Lead Independent Trustee	07/2009 to present Lead Independent Trustee - 02/2017 to present	Director of Roseburg Forest Products Company. Formerly, Chairman of the Board, The Ford Family Foundation; and President, Chief Executive Officer, Hampton Affiliates (forestry products).	162	Lead Independent Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Trustee, PIMCO Equity Series and PIMCO Equity Series VIT.

*	Unless otherwise noted, the information for the individuals listed is as of March 31, 2018.
[1]	Mr. Harris and Mr. Strelow are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.
†	Trustees serve until their successors are duly elected and qualified.

ANNUAL REPORT	MARCH 31, 2018	217

Management of the Trust (Cont.)

Executive Officers

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*

Peter G. Strelow (1970) President	01/2015 to present Senior Vice President 11/2013 to 01/2015 Vice President 05/2008 to 11/2013	Managing Director and Co-Chief Operating Officer, PIMCO. President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Chief Administrative Officer, PIMCO.

David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Chief Legal Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management of America L.P.

Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Managing Director and Chief Compliance Officer, PIMCO. Chief Compliance Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Brent R. Harris (1959) Senior Vice President	01/2015 to present President 03/2009 to 01/2015	Managing Director, PIMCO. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, member of Executive Committee, PIMCO.

Joshua D. Ratner (1976)** Vice President - Senior Counsel, Secretary	11/2013 to present Assistant Secretary 10/2007 to 01/2011	Executive Vice President and Deputy General Counsel, PIMCO. Chief Legal Officer, PIMCO Investments LLC. Vice President - Senior Counsel, Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Vice President, Secretary and Chief Legal Officer, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Ryan G. Leshaw (1980) Assistant Secretary	05/2012 to present	Senior Vice President and Senior Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Associate, Willkie Farr & Gallagher LLP.

Wu-Kwan Kit (1981) Assistant Secretary	08/2017 to present	Vice President and Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Assistant General Counsel, VanEck Associates Corp.

Stacie D. Anctil (1969) Vice President	05/2015 to present Assistant Treasurer 11/2003 to 05/2015	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

William G. Galipeau (1974) Vice President	11/2013 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Eric D. Johnson (1970)** Vice President	05/2011 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Bijal Y. Parikh (1978) Vice President	02/2017 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Greggory S. Wolf (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.

Trent W. Walker (1974) Treasurer	11/2013 to present Assistant Treasurer 05/2007 to 11/2013	Executive Vice President, PIMCO. Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Executive Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

Colleen D. Miller (1980)** Assistant Treasurer	02/2017 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Vice President Cohen & Steers Capital Management.

Christopher M. Morin (1980) Assistant Treasurer	08/2016 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

218	PRIVATE ACCOUNT PORTFOLIO SERIES

(Unaudited)

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*

Jason J. Nagler (1982)** Assistant Treasurer	05/2015 to present	Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Head of Mutual Fund Reporting, GMO and Assistant Treasurer, GMO Trust and GMO Series Trust Funds.

*

The term “PIMCO-Sponsored Closed-End Funds” as used herein includes: PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund Inc., PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO Dynamic Credit and Mortgage Income Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II and PIMCO Strategic Income Fund, Inc.; the term “PIMCO-Sponsored Interval Funds” as used herein includes: PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund.

**	The address of these officers is Pacific Investment Management Company LLC, 1633 Broadway, New York, New York 10019.

ANNUAL REPORT	MARCH 31, 2018	219

Privacy Policy1

The Portfolios2,3 consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ non-public personal information. The Portfolios have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

OBTAINING PERSONAL INFORMATION

In the course of providing shareholders with products and services, the Portfolios and certain service providers to the Portfolios, such as the Portfolios’ investment advisers or sub-advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial advisor or consultant, and/or from information captured on applicable websites.

RESPECTING YOUR PRIVACY

As a matter of policy, the Portfolios do not disclose any non-public personal information provided by shareholders or gathered by the Portfolios to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Portfolios. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Portfolios or their affiliates may also retain non-affiliated companies to market the Portfolios’ shares or products which use the Portfolios’ shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Portfolios may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm and/or financial advisor or consultant.

SHARING INFORMATION WITH THIRD PARTIES

The Portfolios reserve the right to disclose or report personal or account information to non-affiliated third parties in limited circumstances where the Portfolios believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect their rights or property, or upon reasonable request by any fund advised by PIMCO in which a shareholder has invested. In addition, the Portfolios may disclose information about a shareholder or a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

SHARING INFORMATION WITH AFFILIATES

The Portfolios may share shareholder information with their affiliates in connection with servicing shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Portfolios or their Advisers, distributors or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Portfolios may share may include, for example, a shareholder’s participation in the Portfolios or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Portfolios’ experiences or transactions with a shareholder, information captured on applicable websites, or other data about a shareholder’s accounts, subject to applicable law. The Portfolios’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

PROCEDURES TO SAFEGUARD PRIVATE INFORMATION

The Portfolios take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Portfolios have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

INFORMATION COLLECTED FROM WEBSITES

Websites maintained by the Portfolios or their service providers may use a variety of technologies to collect information that help the Portfolios and their service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. In addition, the Portfolios or their Service Affiliates may use third parties to place advertisements for the Portfolios on other websites, including banner advertisements. Such third parties may collect anonymous information through the use of cookies or action tags (such as web beacons). The information these third parties collect is generally limited to technical and web navigation information, such as your IP address, web pages visited and browser type, and does not include personally identifiable information such as name, address, phone number or email address. If you are a registered user of the

220	PRIVATE ACCOUNT PORTFOLIO SERIES

(Unaudited)

Portfolios’ website, the Portfolios or their service providers or third party firms engaged by the Portfolios or their service providers may collect or share information submitted by you, which may include personally identifiable information. This information can be useful to the Portfolios when assessing and offering services and website features. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. The Portfolios do not look for web browser “do not track” requests.

CHANGES TO THE PRIVACY POLICY

From time to time, the Portfolios may update or revise this privacy policy. If there are changes to the terms of this privacy policy, documents containing the revised policy on the relevant website will be updated.

1 Amended as of February 14, 2017.

2 PIMCO Investments LLC (“PI”) serves as the Portfolios’ distributor. This Privacy Policy applies to the activities of PI to the extent that PI regularly effects or engages in transactions with or for a Portfolio shareholder who is the record owner of such shares. For purposes of this Privacy Policy, references to “the Portfolios” shall include PI when acting in this capacity.

3 When distributing this Policy, a Portfolio may combine the distribution with any similar distribution of its investment adviser’s privacy policy. The distributed, combined policy may be written in the first person (i.e., by using “we” instead of “the Portfolios”).

ANNUAL REPORT	MARCH 31, 2018	221

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, Class P, Administrative Class

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

DST Asset Manager Solutions, Inc.

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PAPS3016AR_033118

PIMCO Funds

Annual Report

March 31, 2018

PIMCO Investment Grade Corporate Bond Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Following is the PIMCO Funds Annual Report, which covers the 12-month reporting period ended March 31, 2018. On the subsequent pages you will find specific details regarding investment results and a discussion of factors that most affected performance over the reporting period.

For the 12-month reporting period ended March 31, 2018

The U.S. economy continued to expand during the reporting period. Looking back, U.S. gross domestic product (GDP) expanded at an annual pace of 3.1%, 3.2% and 2.9% during the second, third and fourth quarters of 2017, respectively. The Commerce Department’s initial reading — released after the reporting period had ended — showed that first quarter 2018 GDP grew at an annual pace of 2.3%.

The Federal Reserve (Fed) continued to normalize monetary policy during the reporting period. After raising interest rates in March and June 2017, the Fed again raised rates in December, moving the federal funds rate up to a range between 1.25% and 1.50%. In addition, in October 2017, the Fed started to reduce its balance sheet. Finally, at its March 2018 meeting, the Fed again increased rates to a range between 1.50% and 1.75%. The Fed also indicated that it expected to make two additional rate hikes in 2018, although this will be data-dependent.

Economic activity outside the U.S. also accelerated during the reporting period. Regardless, the European Central Bank (ECB) and Bank of Japan maintained their highly accommodative monetary policies. Other central banks took a more hawkish stance. In November 2017, the Bank of England instituted its first rate hike since 2007, and the Bank of Canada raised rates twice during the reporting period. Meanwhile, the ECB indicated that it may pare back its quantitative easing program in 2018.

The U.S. Treasury yield curve flattened during the reporting period, as short-term rates moved up more than their longer-term counterparts. The increase in rates at the short end of the yield curve was mostly due to Fed interest rate hikes. The yield on the benchmark 10-year U.S. Treasury note was 2.74% at the end of the reporting period, up from 2.40% on March 31, 2017. U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 0.43% over the 12 months ended March 31, 2018. Meanwhile the Bloomberg Barclays U.S. Aggregate Bond Index, a widely used index of U.S. investment grade bonds, returned 1.20% over the period. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, outperformed the broad U.S. market. While there were periods of volatility, they performed well given overall solid investor demand. The ICE BofAML U.S. High Yield Index returned 3.69% over the reporting period, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 3.34% over the reporting period. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 12.99% over the reporting period.

2	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

Global equities generally rose over the first 10 months of the period. This rally was driven by a number of factors, including improving global growth, corporate profits that often exceeded expectations and, in the U.S., optimism surrounding the passage of a tax reform bill in December 2017. However, a portion of those gains were given back during the final two months of the period. This was partially due to concerns over less accommodative central bank policies and fears of a trade war. All told, U.S. equities, as represented by the S&P 500 Index, returned 13.99% over the reporting period. Emerging market equities, as measured by the MSCI Emerging Markets Index, returned 24.93% over the period, whereas global equities, as represented by the MSCI World Index, returned 13.59%. Elsewhere, Japanese equities, as represented by the Nikkei 225 Index, returned 15.50% over the reporting period and European equities, as represented by the MSCI Europe Index, returned -0.43%.

Commodity prices fluctuated but generally moved higher during the 12 months ended March 31, 2018. When the reporting period began, crude oil was approximately $51 a barrel. By the end of the period it was roughly $65 a barrel. This ascent was driven in part by planned and observed production cuts by OPEC and the collapse in Venezuelan oil production, as well as good global growth maintaining demand. Elsewhere, gold and copper prices also moved higher over the reporting period.

Finally, during the reporting period, there were periods of volatility in the foreign exchange markets, possibly due, at least in part, to signs of improving global growth, decoupling central bank policies, and a number of geopolitical events. The U.S. dollar generally weakened against other major currencies over the reporting period. For example, the U.S. dollar fell 15.05%, 12.16% and 4.55% versus the euro, British pound and Japanese yen, respectively, during the 12 months ended March 31, 2018.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO. We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds May 24, 2018

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2018	3

Important Information About the PIMCO Investment Grade Corporate Bond Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Investment Grade Corporate Bond Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal Risks in the Notes to Financial Statements.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class A and Class C shares, if applicable, is typically lower than Institutional Class performance due to the

4	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class P and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P*	Administrative Class	Class A**	Class C	Diversification Status
PIMCO Investment Grade Corporate Bond Fund	04/28/00	04/28/00	04/30/08	09/30/02	07/30/04	07/30/04	Diversified

*	See the Subsequent Events Note in the Notes to Financial Statements for information regarding the name of Class P.
**	Effective March 23, 2018, Class D shares were automatically converted into Class A shares of the same Fund.

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval

ANNUAL REPORT	MARCH 31, 2018	5

Important Information About the PIMCO Investment Grade Corporate Bond Fund (Cont.)

is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL REPORT	MARCH 31, 2018	7

PIMCO Investment Grade Corporate Bond Fund

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (04/28/00)
PIMCO Investment Grade Corporate Bond Fund Institutional Class	3.88%	3.81%	7.20%	7.53%
PIMCO Investment Grade Corporate Bond Fund Class P	3.78%	3.71%	7.09%	7.42%
PIMCO Investment Grade Corporate Bond Fund Administrative Class	3.62%	3.56%	6.94%	7.26%
PIMCO Investment Grade Corporate Bond Fund Class A	3.47%	3.40%	6.77%	7.10%
PIMCO Investment Grade Corporate Bond Fund Class A (adjusted)	(0.38)%	2.62%	6.36%	6.87%
PIMCO Investment Grade Corporate Bond Fund Class C	2.70%	2.63%	5.98%	6.30%
PIMCO Investment Grade Corporate Bond Fund Class C (adjusted)	1.71%	2.63%	5.98%	6.30%
Bloomberg Barclays U.S. Credit Index	2.59%	2.83%	5.15%	5.89%
Lipper Corporate Debt Funds BBB-Rated Funds Average	2.27%	2.67%	4.96%	5.60%	♦

All Fund returns are net of fees and expenses.

♦ Average annual total return since 04/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end were 0.51% for Institutional Class shares, 0.61% for Class P shares, 0.76% for Administrative Class shares, 0.91% for Class A shares, and 1.66% for Class C shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

8	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

Institutional Class - PIGIX	Class P - PBDPX	Administrative Class - PGCAX
Class A - PBDAX	Class C - PBDCX

Allocation Breakdown as of 03/31/2018†§

Banking & Finance	32.4%
Industrials	24.5%
U.S. Treasury Obligations	19.6%
Utilities	6.8%
U.S. Government Agencies	5.5%
Loan Participations and Assignments	4.5%
Sovereign Issues	2.0%
Short-Term Instruments‡	2.0%
Asset-Backed Securities	1.9%
Other	0.8%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO Investment Grade Corporate Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade corporate fixed income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Assets not invested in investment grade corporate fixed income securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»

Selection in banking was positive for performance, due to an emphasis on Additional Tier 1 / CoCo (“AT1”) securities, which outperformed the broader investment grade index (Bloomberg Barclays U.S. Credit Index) on an excess return basis relative to government securities.

»	A yield curve flattening position was positive for performance, as the yield curve flattened.

»	A tactical allocation to non-agency MBS was positive for performance as the sector spreads tightened more than the broader investment grade index (Bloomberg Barclays U.S. Credit Index).

»	Long exposure to investment grade CDX, or a basket of single-name investment grade credit default swaps, was positive for performance, as CDX spreads tightened.

»	Underweight exposure to energy was negative for performance, as the sector outperformed the broader market during the period.

»	Underweight exposure to healthcare was negative for performance, as the sector outperformed the broader market during the period.

ANNUAL REPORT	MARCH 31, 2018	9

Expense Example PIMCO Investment Grade Corporate Bond Fund

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from October 1, 2017 to March 31, 2018 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$994.00	$3.08	$1,000.00	$1,021.84	$3.13	0.62%
Class P	1,000.00	993.50	3.58	1,000.00	1,021.34	3.63	0.72
Administrative Class	1,000.00	992.70	4.32	1,000.00	1,020.59	4.38	0.87
Class A	1,000.00	992.00	5.07	1,000.00	1,019.85	5.14	1.02
Class C	1,000.00	988.30	8.77	1,000.00	1,016.11	8.90	1.77

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

10	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

Benchmark Description

Index*	Benchmark Descriptions

Bloomberg Barclays U.S. Credit Index	Bloomberg Barclays U.S. Credit Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. This index was formerly known as the Bloomberg Barclays Credit Investment Grade Index.

*	It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2018	11

Financial Highlights PIMCO Investment Grade Corporate Bond Fund

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year Ended:^	Net Asset Value Beginning of Year	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Institutional Class
03/31/2018	$10.36	$0.37	$0.03	$0.40	$(0.39)	$(0.08)	$0.00	$(0.47)
03/31/2017	10.15	0.38	0.23	0.61	(0.40)	0.00	0.00	(0.40)
03/31/2016	10.78	0.39	(0.35)	0.04	(0.50)	(0.17)	0.00	(0.67)
03/31/2015	10.46	0.39	0.50	0.89	(0.41)	(0.16)	0.00	(0.57)
03/31/2014	11.14	0.38	(0.38)	0.00	(0.29)	(0.30)	(0.09)	(0.68)
Class P
03/31/2018	10.36	0.36	0.03	0.39	(0.38)	(0.08)	0.00	(0.46)
03/31/2017	10.15	0.37	0.23	0.60	(0.39)	0.00	0.00	(0.39)
03/31/2016	10.78	0.38	(0.35)	0.03	(0.49)	(0.17)	0.00	(0.66)
03/31/2015	10.46	0.38	0.50	0.88	(0.40)	(0.16)	0.00	(0.56)
03/31/2014	11.14	0.37	(0.38)	(0.01)	(0.28)	(0.30)	(0.09)	(0.67)
Administrative Class
03/31/2018	10.36	0.34	0.04	0.38	(0.37)	(0.08)	0.00	(0.45)
03/31/2017	10.15	0.36	0.22	0.58	(0.37)	0.00	0.00	(0.37)
03/31/2016	10.78	0.36	(0.35)	0.01	(0.47)	(0.17)	0.00	(0.64)
03/31/2015	10.46	0.36	0.51	0.87	(0.39)	(0.16)	0.00	(0.55)
03/31/2014	11.14	0.35	(0.37)	(0.02)	(0.27)	(0.30)	(0.09)	(0.66)
Class A
03/31/2018	10.36	0.32	0.04	0.36	(0.35)	(0.08)	0.00	(0.43)
03/31/2017	10.15	0.34	0.22	0.56	(0.35)	0.00	0.00	(0.35)
03/31/2016	10.78	0.35	(0.35)	0.00	(0.46)	(0.17)	0.00	(0.63)
03/31/2015	10.46	0.35	0.50	0.85	(0.37)	(0.16)	0.00	(0.53)
03/31/2014	11.14	0.33	(0.37)	(0.04)	(0.25)	(0.30)	(0.09)	(0.64)
Class C
03/31/2018	10.36	0.24	0.04	0.28	(0.27)	(0.08)	0.00	(0.35)
03/31/2017	10.15	0.26	0.23	0.49	(0.28)	0.00	0.00	(0.28)
03/31/2016	10.78	0.27	(0.35)	(0.08)	(0.38)	(0.17)	0.00	(0.55)
03/31/2015	10.46	0.27	0.50	0.77	(0.29)	(0.16)	0.00	(0.45)
03/31/2014	11.14	0.25	(0.37)	(0.12)	(0.17)	(0.30)	(0.09)	(0.56)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)	Per share amounts based on average number of shares outstanding during the year.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

12	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$10.29	3.88%	$7,360,972	0.59%	0.59%	0.50%	0.50%	3.48%	84%
10.36	6.03	6,332,729	0.51	0.51	0.50	0.50	3.64	133
10.15	0.52	4,152,882	0.53	0.53	0.50	0.50	3.78	87
10.78	8.75	4,015,131	0.51	0.51	0.50	0.50	3.62	86
10.46	0.15	2,744,578	0.50	0.50	0.50	0.50	3.52	88

10.29	3.78	2,748,140	0.69	0.69	0.60	0.60	3.39	84
10.36	5.92	1,509,819	0.61	0.61	0.60	0.60	3.58	133
10.15	0.42	1,157,268	0.63	0.63	0.60	0.60	3.70	87
10.78	8.64	491,896	0.61	0.61	0.60	0.60	3.52	86
10.46	0.05	283,484	0.61	0.61	0.60	0.60	3.42	88

10.29	3.62	217,578	0.84	0.84	0.75	0.75	3.23	84
10.36	5.76	177,286	0.76	0.76	0.75	0.75	3.48	133
10.15	0.27	333,505	0.78	0.78	0.75	0.75	3.54	87
10.78	8.48	174,403	0.76	0.76	0.75	0.75	3.38	86
10.46	(0.10)	139,977	0.76	0.76	0.75	0.75	3.27	88

10.29	3.47	1,768,405	0.99	0.99	0.90	0.90	3.09	84
10.36	5.60	1,004,734	0.91	0.91	0.90	0.90	3.28	133
10.15	0.12	950,098	0.93	0.93	0.90	0.90	3.38	87
10.78	8.32	995,694	0.91	0.91	0.90	0.90	3.23	86
10.46	(0.25)	1,094,356	0.91	0.91	0.90	0.90	3.12	88

10.29	2.70	535,919	1.74	1.74	1.65	1.65	2.33	84
10.36	4.82	582,565	1.66	1.66	1.65	1.65	2.52	133
10.15	(0.63)	535,409	1.68	1.68	1.65	1.65	2.63	87
10.78	7.51	563,939	1.66	1.66	1.65	1.65	2.48	86
10.46	(0.99)	607,225	1.66	1.66	1.65	1.65	2.37	88

ANNUAL REPORT	MARCH 31, 2018	13

Statement of Assets and Liabilities PIMCO Investment Grade Corporate Bond Fund

(Amounts in thousands, except per share amounts†)
Assets:
Investments, at value
Investments in securities*	$13,810,974
Investments in Affiliates	69,163
Financial Derivative Instruments
Exchange-traded or centrally cleared	8,385
Over the counter	55,082
Cash	197
Deposits with counterparty	13,223
Foreign currency, at value	27,234
Receivable for investments sold	6,908
Receivable for TBA investments sold	584,096
Receivable for Fund shares sold	20,594
Interest and/or dividends receivable	117,456
Dividends receivable from Affiliates	97
Total Assets	14,713,409

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$249,247
Payable for sale-buyback transactions	272,153
Financial Derivative Instruments
Exchange-traded or centrally cleared	5,156
Over the counter	47,078
Payable for investments purchased	128,892
Payable for investments in Affiliates purchased	97
Payable for TBA investments purchased	1,329,530
Deposits from counterparty	12,979
Payable for Fund shares redeemed	25,806
Distributions payable	4,523
Accrued investment advisory fees	2,731
Accrued supervisory and administrative fees	3,273
Accrued distribution fees	524
Accrued servicing fees	383
Other liabilities	23
Total Liabilities	2,082,395

Net Assets	$12,631,014

Net Assets Consist of:
Paid in capital	$12,652,490
Undistributed (overdistributed) net investment income	(9,407)
Accumulated undistributed net realized gain (loss)	(6,135)
Net unrealized appreciation (depreciation)	(5,934)
Net Assets	$12,631,014

Cost of investments in securities	$13,865,911
Cost of investments in Affiliates	$69,162
Cost of foreign currency held	$27,104
Cost or premiums of financial derivative instruments, net	$33,904

* Includes repurchase agreements of:	$207

†	A zero balance may reflect actual amounts rounding to less than one thousand.

14	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

March 31, 2018

Net Assets:
Institutional Class	$7,360,972
Class P	2,748,140
Administrative Class	217,578
Class A	1,768,405
Class C	535,919
Shares Issued and Outstanding:
Institutional Class	715,276
Class P	267,041
Administrative Class	21,142
Class A	171,838
Class C	52,076
Net Asset Value Per Share Outstanding:
Institutional Class	$10.29
Class P	10.29
Administrative Class	10.29
Class A	10.29
Class C	10.29

ANNUAL REPORT	MARCH 31, 2018	15

Statement of Operations PIMCO Investment Grade Corporate Bond Fund

Year Ended March 31, 2018
(Amounts in thousands†)

Investment Income:
Interest, net of foreign taxes*	$460,843
Dividends	4,723
Dividends from Investments in Affiliates	780
Total Income	466,346

Expenses:
Investment advisory fees	28,596
Supervisory and administrative fees	34,425
Distribution and/or servicing fees - Administrative Class	501
Distribution and/or servicing fees - Class D	1,766 (a)
Distribution fees - Class C	4,217
Servicing fees - Class A	2,683
Servicing fees - Class C	1,406
Trustee fees	74
Interest expense	10,586
Miscellaneous expense	1
Total Expenses	84,255

Net Investment Income (Loss)	382,091

Net Realized Gain (Loss):
Investments in securities	83,383
Investments in Affiliates	21
Exchange-traded or centrally cleared financial derivative instruments	42,345
Over the counter financial derivative instruments	(18,491)
Short sales	8
Foreign currency	9

Net Realized Gain (Loss)	107,275

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(106,946)
Investments in Affiliates	(19)
Exchange-traded or centrally cleared financial derivative instruments	(7,063)
Over the counter financial derivative instruments	2,585
Foreign currency assets and liabilities	4,096

Net Change in Unrealized Appreciation (Depreciation)	(107,347)

Net Increase (Decrease) in Net Assets Resulting from Operations	$382,019

* Foreign tax withholdings	$34

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.

16	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Investment Grade Corporate Bond Fund

(Amounts in thousands†)	Year Ended March 31, 2018		Year Ended March 31, 2017
Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$382,091		$339,694
Net realized gain (loss)	107,275		87,541
Net change in unrealized appreciation (depreciation)	(107,347)		47,174

Net Increase (Decrease) in Net Assets Resulting from Operations	382,019		474,409

Distributions to Shareholders:
From net investment income
Institutional Class	(246,288)		(214,781)
Class P	(84,380)		(54,825)
Administrative Class	(6,996)		(11,264)
Class D	(23,602	)(a)	(21,963)
Class A	(35,839)		(34,631)
Class C	(14,549)		(15,851)
From net realized capital gains
Institutional Class	(52,204)		0
Class P	(20,267)		0
Administrative Class	(1,640)		0
Class D	(5,775	)(a)	0
Class A	(8,330)		0
Class C	(4,329)		0

Total Distributions(b)	(504,199)		(353,315)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	2,486,213		2,506,170

Total Increase (Decrease) in Net Assets	2,364,033		2,627,264

Net Assets:
Beginning of year	10,266,981		7,639,717
End of year*	$12,631,014		$10,266,981

*Including undistributed (overdistributed) net investment income of:	$(9,407)		$(4,991)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

ANNUAL REPORT	MARCH 31, 2018	17

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 109.3%

LOAN PARTICIPATIONS AND ASSIGNMENTS 5.0%
AABS Ltd.
4.875% due 01/10/2038 «		$9,426	$9,485
AECOM USA, Inc.
3.627% (LIBOR03M + 1.750%) due 02/22/2025 ~		3,700	3,714
Alphabet Holding Co., Inc.
5.377% (LIBOR03M + 3.500%) due 09/26/2024 ~		1,592	1,485
Altice Financing S.A.
2.750% (EUR003M + 2.750%) due 01/31/2026 ~	EUR	1,297	1,586
Ancestry.com Operations, Inc.
5.130% (LIBOR03M + 3.250%) due 10/19/2023 ~		$9,051	9,105
Avolon Holdings Ltd. SARL
4.072% (LIBOR03M + 2.250%) due 04/03/2022 ~		22,153	22,198
AWAS Aviation Capital Ltd.
TBD% - 4.558% (LIBOR03M + 2.250%) due 05/31/2019 «~		17,900	17,900
4.870% due 10/03/2021 «(j)		15,450	15,569
Brand Energy & Infrastructure Services, Inc.
5.994% - 6.545% (LIBOR03M + 4.250%) due 06/21/2024 ~		11,513	11,622
Caesars Entertainment Operating Co.
4.377% (LIBOR03M + 2.500%) due 10/06/2024 ~		998	1,004
Caesars Resort Collection LLC
4.627% (LIBOR03M + 2.750%) due 12/22/2024 ~		16,259	16,388
California Resources Corp.
6.572% (LIBOR03M + 4.750%) due 12/31/2022 ~		12,800	13,048
Castlelake Aircraft Securitization Trust
3.967% due 07/12/2024 «		9,096	9,133
Centene Corp.
TBD% due 09/13/2018		22,950	22,950
CenturyLink, Inc.
4.627% (LIBOR03M + 2.750%) due 01/31/2025 ~		33,716	33,241
Charter Communications Operating LLC
3.880% (LIBOR03M + 2.000%) due 04/30/2025 ~		8,204	8,243
CPG International, Inc.
5.593% - 6.203% (LIBOR03M + 3.750%) due 05/03/2024 ~		10,155	10,265
Crown Americas LLC
TBD% due 01/29/2025		400	404

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CSC Holdings LLC
4.277% (LIBOR03M + 2.500%) due 01/25/2026 ~	$6,200	$6,209
Delos Finance SARL
4.052% (LIBOR03M + 1.750%) due 10/06/2023 ~	43,500	43,739
Delta Air Lines, Inc.
3.800% (LIBOR03M + 2.000%) due 05/09/2019 ~(j)	2,803	2,801
4.202% (LIBOR03M + 1.900%) due 09/30/2019 «~(j)	14,949	14,953
Diamond Resorts Corp.
6.377% (LIBOR03M + 4.500%) due 08/11/2023 ~	3,472	3,499
DJO Finance LLC
4.945% - 5.127% (LIBOR03M + 3.250%) due 06/08/2020 ~	985	991
Endo Luxembourg Finance Co. SARL
6.188% (LIBOR03M + 4.250%) due 04/29/2024 ~	19,950	19,972
Gardner Denver, Inc.
5.052% (LIBOR03M + 2.750%) due 07/30/2024 ~	1,495	1,504
HCA, Inc.
3.627% (LIBOR03M + 1.750%) due 03/18/2023 ~	1,355	1,362
Las Vegas Sands LLC
3.627% (LIBOR03M + 1.750%) due 03/29/2024 ~	122,183	122,613
Level 3 Financing, Inc.
4.111% (LIBOR03M + 2.250%) due 02/22/2024 ~	14,034	14,070
Lightstone Generation LLC
5.627% (LIBOR03M + 3.750%) due 01/30/2024 ~	22,363	22,515
Meredith Corp.
4.877% (LIBOR03M + 3.000%) due 01/31/2025 ~	1,300	1,309
MH Sub LLC
5.527% (LIBOR03M + 3.750%) due 09/13/2024 ~	22,743	22,793
Norwegian Air Shuttle
4.110% - 4.250% (LIBOR03M + 2.000%) due 06/24/2026 «~(j)	12,499	12,175
5.860% - 6.110% (LIBOR03M + 4.500%) due 06/24/2021 «~(j)	7,015	7,054
Petrobras Netherlands BV
TBD% due 02/01/2025 «	19,800	19,694
PetSmart, Inc.
4.680% (LIBOR03M + 3.000%) due 03/11/2022 ~	794	639

18	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ply Gem Industries, Inc.
TBD% due 03/01/2019	$22,800	$22,800
Rise Ltd.
4.750% due 01/31/2021 «~(j)	5,988	5,988
RPI Finance Trust
4.302% (LIBOR03M + 2.000%) due 03/27/2023 ~	14,547	14,628
Sequa Mezzanine Holdings LLC
7.071% (LIBOR03M + 5.000%) due 11/28/2021 ~	6,352	6,412
SS&C Technologies, Inc.
TBD% due 02/28/2025	10,000	10,063
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~	25,300	25,333
TEX Operations Co. LLC
4.377% (LIBOR03M + 2.500%) due 08/04/2023 ~	8,529	8,587
Vistra Operations Co. LLC
4.058% - 4.127% (LIBOR03M + 2.250%) due 12/14/2023 ~	988	995
Western Digital Corp.
3.377% (LIBOR03M + 1.500%) due 02/27/2023 ~	1,600	1,606
Westmoreland Coal Co.
8.802% (LIBOR03M + 6.500%) due 12/16/2020 ~	394	145
WR Grace & Co.
TBD% due 04/03/2025	2,500	2,513
Wyndham Hotels & Resorts, Inc.
TBD% due 03/28/2025 «	5,900	5,904

Total Loan Participations and Assignments (Cost $627,657)		630,206

CORPORATE BONDS & NOTES 69.7%

BANKING & FINANCE 35.2%
ADCB Finance Cayman Ltd.
3.000% due 03/04/2019	5,600	5,607
AerCap Ireland Capital DAC
3.300% due 01/23/2023	3,500	3,406
3.500% due 01/15/2025	7,600	7,335
3.750% due 05/15/2019	1,335	1,344
4.250% due 07/01/2020	2,500	2,545
4.625% due 10/30/2020	6,700	6,900
Alexandria Real Estate Equities, Inc.
3.450% due 04/30/2025	4,300	4,164
3.900% due 06/15/2023	5,000	5,059
3.950% due 01/15/2028	600	587
4.300% due 01/15/2026	12,535	12,673

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Alleghany Corp.
5.625% due 09/15/2020		$1,000	$1,055
Ally Financial, Inc.
8.000% due 11/01/2031		12,800	15,680
Alpha Star Holding Ltd.
4.970% due 04/09/2019		9,900	9,947
American Financial Group, Inc.
3.500% due 08/15/2026		27,350	26,240
American Honda Finance Corp.
2.137% due 11/05/2021 ~		2,500	2,503
American International Group, Inc.
4.200% due 04/01/2028		3,200	3,238
4.375% due 01/15/2055		3,800	3,527
5.750% due 04/01/2048 •		2,100	2,133
6.250% due 05/01/2036		1,200	1,431
American Tower Corp.
3.550% due 07/15/2027		4,300	4,084
4.000% due 06/01/2025		19,400	19,316
4.400% due 02/15/2026		1,081	1,094
5.050% due 09/01/2020		400	417
Ardonagh Midco PLC
8.625% due 07/15/2023		13,100	13,591
Assurant, Inc.
3.543% due 03/26/2021 ~		7,500	7,509
4.200% due 09/27/2023		2,000	2,013
Athene Global Funding
3.538% (US0003M + 1.230%) due 07/01/2022 ~		23,800	24,210
4.000% due 01/25/2022		7,200	7,291
AvalonBay Communities, Inc.
3.350% due 05/15/2027		6,200	5,983
Aviation Capital Group LLC
3.500% due 11/01/2027		2,700	2,537
6.750% due 04/06/2021		700	770
7.125% due 10/15/2020		10,050	10,975
Aviation Loan Trust
4.235% (US0003M + 2.110%) due 12/15/2022 ~		2,903	2,883
Axis Bank Ltd.
3.250% due 05/21/2020		15,900	15,793
AXIS Specialty Finance PLC
4.000% due 12/06/2027		17,200	16,610
Azul Investments LLP
5.875% due 10/26/2024		2,000	1,975
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(h)(i)	EUR	8,600	11,476
7.000% due 02/19/2019 •(h)(i)		6,000	7,758
Banco BTG Pactual S.A.
5.500% due 01/31/2023		$12,650	12,393
Banco do Brasil S.A.
6.000% due 01/22/2020		6,400	6,712
6.250% due 04/15/2024 •(h)(i)		4,900	4,477
9.000% due 06/18/2024 •(h)(i)		3,130	3,358

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	19

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banco do Nordeste do Brasil S.A.
4.375% due 05/03/2019		$4,800	$4,842
Banco General S.A.
4.125% due 08/07/2027		3,900	3,694
Banco Inbursa S.A. Institucion de Banca Multiple
4.375% due 04/11/2027		9,600	9,293
Banco Santander S.A.
6.250% due 09/11/2021 •(h)(i)	EUR	13,600	18,476
Banistmo S.A.
3.650% due 09/19/2022		$16,000	15,380
Bank of America Corp.
0.000% due 10/21/2025 ~	MXN	50,000	3,410
2.741% (US0003M + 1.000%) due 04/24/2023 ~		$17,700	17,837
2.816% due 07/21/2023 •		13,200	12,872
3.300% due 01/11/2023		1,125	1,123
3.419% due 12/20/2028 •		36,745	35,216
3.705% due 04/24/2028 •		800	787
3.970% due 03/05/2029 •		51,400	51,559
4.000% due 04/01/2024		8,539	8,729
4.100% due 07/24/2023		2,579	2,663
5.650% due 05/01/2018		21,045	21,098
5.875% due 03/15/2028 •(h)		2,500	2,519
6.875% due 04/25/2018		60,242	60,400
Bank of America N.A.
6.000% due 10/15/2036		4,600	5,679
Bank of Ireland
7.375% due 06/18/2020 •(h)(i)	EUR	600	819
Bank of New York Mellon Corp.
3.000% due 02/24/2025		$7,000	6,788
3.250% due 05/16/2027		2,000	1,932
4.625% due 09/20/2026 •(h)		4,600	4,496
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.300% due 03/05/2020		19,600	19,308
2.850% due 09/08/2021		13,950	13,764
Banque Federative du Credit Mutuel S.A.
2.000% due 04/12/2019		9,600	9,520
Barclays Bank PLC
7.625% due 11/21/2022 (i)		35,971	39,540
14.000% due 06/15/2019 •(h)	GBP	400	634
Barclays PLC
2.375% due 10/06/2023 •		1,100	1,531
3.200% due 08/10/2021		$3,200	3,163
3.250% due 02/12/2027	GBP	3,000	4,223
3.333% (US0003M + 1.625%) due 01/10/2023 ~		$7,500	7,688
3.650% due 03/16/2025		1,000	965
3.921% (US0003M + 2.110%) due 08/10/2021 ~		1,900	1,983
4.375% due 01/12/2026		30,065	30,147
6.500% due 09/15/2019 •(h)(i)	EUR	4,200	5,502
7.250% due 03/15/2023 •(h)(i)	GBP	7,565	11,373
7.875% due 09/15/2022 •(h)(i)		200	306
8.000% due 12/15/2020 •(h)(i)	EUR	8,350	11,719

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BBVA Bancomer S.A.
5.125% due 01/18/2033 •(i)	$20,600	$19,879
BGC Partners, Inc.
5.125% due 05/27/2021	21,000	21,529
5.375% due 12/09/2019	13,550	14,027
Blackstone CQP Holdco LP
6.000% due 08/18/2021	11,100	11,183
6.500% due 03/20/2021	60,932	61,541
Blackstone Holdings Finance Co. LLC
4.450% due 07/15/2045	2,300	2,336
5.000% due 06/15/2044	3,900	4,261
BNP Paribas S.A.
3.500% due 03/01/2023	18,400	18,296
BPCE S.A.
4.500% due 03/15/2025	10,700	10,754
Brighthouse Financial, Inc.
3.700% due 06/22/2027	8,800	8,175
Brighthouse Holdings LLC
6.500% due 07/27/2037 (h)	8,000	8,880
Brixmor Operating Partnership LP
3.250% due 09/15/2023	4,700	4,542
3.650% due 06/15/2024	2,200	2,146
3.850% due 02/01/2025	5,475	5,353
4.125% due 06/15/2026	3,900	3,829
Brookfield Finance LLC
4.000% due 04/01/2024	17,000	17,140
Camden Property Trust
3.500% due 09/15/2024	800	793
Cantor Fitzgerald LP
6.500% due 06/17/2022	350	382
7.875% due 10/15/2019	26,675	28,359
Capital One Financial Corp.
2.571% (US0003M + 0.760%) due 05/12/2020 ~	9,800	9,832
CBL & Associates LP
5.250% due 12/01/2023	1,500	1,299
5.950% due 12/15/2026 (l)	22,450	18,911
Charles Schwab Corp.
5.000% due 12/01/2027 •(h)	11,000	10,763
Chubb INA Holdings, Inc.
3.350% due 05/03/2026	7,000	6,888
CIT Group, Inc.
5.000% due 08/15/2022	3,518	3,610
5.375% due 05/15/2020	100	103
Citigroup, Inc.
2.498% (US0003M + 0.790%) due 01/10/2020 ~	36,100	36,320
2.705% (US0003M + 0.960%) due 04/25/2022 ~	2,000	2,013
2.900% due 12/08/2021	15,700	15,471
2.965% (US0003M + 0.930%) due 06/07/2019 ~	27,300	27,485

20	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.968% (US0003M + 1.190%) due 08/02/2021 ~		$15,100	$15,377
3.200% due 10/21/2026		18,600	17,713
3.400% due 05/01/2026		2,200	2,126
3.700% due 01/12/2026		17,100	16,905
6.300% due 05/15/2024 •(h)		12,200	12,749
8.125% due 07/15/2039		2,786	4,224
CME Group, Inc.
3.000% due 03/15/2025		3,300	3,213
5.300% due 09/15/2043		6,400	7,820
CoBank ACB
6.250% due 10/01/2026 •(h)		9,300	9,942
Cooperatieve Rabobank UA
4.625% due 05/23/2029	GBP	9,600	15,251
5.500% due 06/29/2020 •(h)(i)	EUR	10,039	13,355
6.625% due 06/29/2021 •(h)(i)		11,800	16,560
6.875% due 03/19/2020 (i)		15,300	21,226
Corporate Office Properties LP
5.000% due 07/01/2025		$13,800	14,270
Countrywide Capital
8.050% due 06/15/2027		12,000	15,085
Credit Suisse AG
6.500% due 08/08/2023 (i)		38,355	41,787
Credit Suisse Group AG
3.574% due 01/09/2023		18,300	18,203
3.869% due 01/12/2029 •		21,800	21,126
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020		1,750	1,741
3.800% due 09/15/2022		19,550	19,700
3.800% due 06/09/2023		15,800	15,843
4.024% (US0003M + 2.290%) due 04/16/2021 ~		14,400	15,130
Crown Castle International Corp.
2.250% due 09/01/2021		6,555	6,322
3.200% due 09/01/2024		11,200	10,749
3.400% due 02/15/2021		600	603
4.000% due 03/01/2027		3,100	3,052
4.450% due 02/15/2026		6,800	6,911
5.250% due 01/15/2023		7,883	8,383
DBS Group Holdings Ltd.
2.537% (US0003M + 0.490%) due 06/08/2020 ~		3,200	3,204
Depository Trust & Clearing Corp.
4.875% due 06/15/2020 •(h)		7,000	7,171
Deutsche Bank AG
2.692% (US0003M + 0.970%) due 07/13/2020 ~		36,700	36,809
3.040% due 11/16/2022 ~		10,300	10,293
3.150% due 01/22/2021		2,600	2,563
3.300% due 11/16/2022		9,015	8,770
4.250% due 10/14/2021		43,800	44,515
4.875% due 12/01/2032 •(i)		9,000	8,333

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Digital Realty Trust LP
3.400% due 10/01/2020		$9,100	$9,159
Discover Financial Services
4.100% due 02/09/2027		5,150	5,115
5.200% due 04/27/2022		8,598	9,022
Doctors Co.
6.500% due 10/15/2023		12,300	13,311
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		3,705	3,808
E*TRADE Financial Corp.
5.300% due 03/15/2023 •(h)		6,300	6,198
5.875% due 09/15/2026 •(h)		9,700	9,942
Eaton Vance Corp.
3.500% due 04/06/2027		1,200	1,192
Education Realty Operating Partnership LP
4.600% due 12/01/2024		6,200	6,296
Emerald Bay S.A.
0.000% due 10/08/2020 (f)	EUR	8,734	10,094
EPR Properties
4.500% due 04/01/2025		$7,200	7,193
4.500% due 06/01/2027		2,100	2,050
4.750% due 12/15/2026		8,000	8,018
Equinix, Inc.
5.875% due 01/15/2026		4,775	4,990
ERP Operating LP
2.375% due 07/01/2019		5,200	5,176
3.250% due 08/01/2027		2,700	2,610
4.500% due 06/01/2045		400	417
Essex Portfolio LP
3.375% due 04/15/2026		11,400	10,969
3.500% due 04/01/2025		1,875	1,839
3.625% due 08/15/2022		300	302
3.875% due 05/01/2024		3,900	3,927
Exeter Finance Corp.
9.750% due 05/20/2019 «		5,500	5,379
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	16,400	20,034
Fidelity National Financial, Inc.
5.500% due 09/01/2022		$22,440	24,246
First American Financial Corp.
4.300% due 02/01/2023		9,400	9,514
4.600% due 11/15/2024		5,115	5,188
First Gulf Bank PJSC
3.250% due 01/14/2019		4,700	4,718
Flagstar Bancorp, Inc.
6.125% due 07/15/2021		16,300	17,201
Ford Motor Credit Co. LLC
2.208% due 11/02/2020 ~		3,400	3,386
2.240% due 06/15/2018		11,590	11,576
2.641% (US0003M + 0.830%) due 08/12/2019 ~		500	502

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	21

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.867% (US0003M + 1.080%) due 08/03/2022 ~	$19,400	$19,570
5.000% due 05/15/2018	25,915	25,979
8.125% due 01/15/2020	1,624	1,759
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022	5,200	5,291
Freedom Mortgage Corp.
8.125% due 11/15/2024	9,630	9,895
GE Capital International Funding Co. Unlimited Co.
2.342% due 11/15/2020	4,000	3,913
4.418% due 11/15/2035	43,626	42,572
General Motors Financial Co., Inc.
3.200% due 07/13/2020	18,000	17,971
Global Bank Corp.
4.500% due 10/20/2021	2,500	2,524
Goldman Sachs Group, Inc.
2.741% (US0003M + 1.000%) due 07/24/2023 ~	19,900	19,912
2.905% due 07/24/2023 •	10,500	10,219
3.009% (US0003M + 1.170%) due 11/15/2021 ~	29,500	29,872
3.075% (US0003M + 1.050%) due 06/05/2023 ~	23,000	23,135
3.500% due 01/23/2025	21,000	20,608
3.714% (US0003M + 1.770%) due 02/25/2021 ~	25,000	25,880
3.750% due 05/22/2025	23,115	22,890
5.750% due 01/24/2022	18,951	20,511
6.150% due 04/01/2018	35,713	35,713
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028	11,400	10,970
Grupo Aval Ltd.
4.750% due 09/26/2022	3,331	3,356
Hartford Financial Services Group, Inc.
5.125% due 04/15/2022	1,200	1,278
High Street Funding Trust
4.111% due 02/15/2028	3,500	3,523
Highwoods Realty LP
3.875% due 03/01/2027	1,100	1,072
Hospitality Properties Trust
4.375% due 02/15/2030	4,600	4,420
4.500% due 06/15/2023	1,200	1,227
5.000% due 08/15/2022	3,500	3,639
Host Hotels & Resorts LP
3.875% due 04/01/2024	5,600	5,536
4.000% due 06/15/2025	6,050	5,964
6.000% due 10/01/2021	6,100	6,562
HSBC Bank PLC
4.125% due 08/12/2020	19,878	20,316
HSBC Holdings PLC
2.950% due 05/25/2021	1,500	1,485
3.600% due 05/25/2023	8,000	7,998

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.287% (US0003M + 2.240%) due 03/08/2021 ~		$8,300	$8,722
4.300% due 03/08/2026		33,700	34,592
5.250% due 09/16/2022 •(h)(i)	EUR	3,900	5,265
6.000% due 09/29/2023 •(h)(i)		18,035	25,501
6.250% due 03/23/2023 •(h)(i)		$32,000	32,480
7.350% due 11/27/2032		692	886
HSBC USA, Inc.
2.250% due 06/23/2019		4,700	4,666
2.350% due 03/05/2020		2,950	2,912
ICICI Bank Ltd.
3.500% due 03/18/2020		9,900	9,903
5.750% due 11/16/2020		2,000	2,110
Industrial & Commercial Bank of China Ltd.
2.541% due 11/08/2020 ~		4,400	4,400
ING Bank NV
1.650% due 08/15/2019		2,300	2,264
Intercontinental Exchange, Inc.
3.750% due 12/01/2025		1,600	1,631
Intercorp Financial Services, Inc.
4.125% due 10/19/2027		5,500	5,136
International Lease Finance Corp.
3.875% due 04/15/2018		10,000	10,002
6.250% due 05/15/2019		2,000	2,069
7.125% due 09/01/2018		10,860	11,042
8.250% due 12/15/2020		10,000	11,164
8.625% due 01/15/2022		14,500	16,921
Intesa Sanpaolo SpA
3.375% due 01/12/2023		5,300	5,178
3.875% due 01/15/2019		1,300	1,309
5.017% due 06/26/2024		6,890	6,802
5.710% due 01/15/2026		10,000	10,046
6.250% due 05/16/2024 •(h)(i)	EUR	7,050	9,479
7.750% due 01/11/2027 •(h)(i)		19,775	29,790
Itau Unibanco Holding S.A.
6.125% due 12/12/2022 •(h)(i)		$13,500	13,247
6.125% due 12/12/2022 •(h)(l)		5,300	5,201
Jackson National Life Global Funding
2.500% due 06/27/2022		7,300	7,080
3.022% (US0003M + 0.730%) due 06/27/2022 ~		3,500	3,542
Jefferies Finance LLC
6.875% due 04/15/2022		750	746
7.250% due 08/15/2024		2,300	2,281
7.375% due 04/01/2020		28,775	29,207
7.500% due 04/15/2021		800	813
JPMorgan Chase & Co.
2.645% (US0003M + 0.900%) due 04/25/2023 ~		39,000	39,173
3.220% due 03/01/2025 •		14,300	13,945
3.300% due 04/01/2026		14,203	13,741
3.509% due 01/23/2029 •		12,900	12,528
3.540% due 05/01/2028 •		25,000	24,440

22	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.900% due 07/15/2025		$7,150	$7,211
6.100% due 10/01/2024 •(h)		8,900	9,356
7.900% due 04/30/2018 •(h)		32,723	32,931
Kennedy-Wilson, Inc.
5.875% due 04/01/2024		2,500	2,491
Kilroy Realty LP
3.800% due 01/15/2023		4,800	4,825
4.375% due 10/01/2025		4,600	4,663
Kimco Realty Corp.
3.300% due 02/01/2025		3,000	2,890
KSA Sukuk Ltd.
2.894% due 04/20/2022		13,800	13,444
Lazard Group LLC
3.750% due 02/13/2025		5,583	5,500
LeasePlan Corp. NV
2.500% due 05/16/2018		1,600	1,599
2.875% due 01/22/2019		2,730	2,722
Legg Mason, Inc.
2.700% due 07/15/2019		6,300	6,278
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^(c)		3,403	142
Life Storage LP
3.875% due 12/15/2027		1,200	1,157
Lifestorage LP
3.500% due 07/01/2026		4,300	4,113
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	2,300	2,931
Lloyds Bank PLC
7.625% due 04/22/2025	GBP	1,200	2,193
Lloyds Banking Group PLC
3.000% due 01/11/2022		$3,000	2,955
3.574% due 11/07/2028 •		7,500	7,088
4.375% due 03/22/2028		3,400	3,438
7.000% due 06/27/2019 •(h)(i)	GBP	1,100	1,619
7.625% due 06/27/2023 •(h)(i)		7,848	12,326
7.875% due 06/27/2029 •(h)		10,652	18,067
LoanCore Capital Markets LLC
6.875% due 06/01/2020		$28,970	29,350
Manulife Financial Corp.
4.150% due 03/04/2026		550	558
Marsh & McLennan Cos., Inc.
3.500% due 06/03/2024		5,400	5,379
3.500% due 03/10/2025		10,750	10,682
Mercury General Corp.
4.400% due 03/15/2027		800	801
MetLife Capital Trust
7.875% due 12/15/2067		2,000	2,520
MetLife, Inc.
10.750% due 08/01/2069		4,000	6,290
MGIC Investment Corp.
5.750% due 08/15/2023		10,000	10,525

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MGM Growth Properties Operating Partnership LP
4.500% due 01/15/2028		$800	$754
Mid-America Apartments LP
3.600% due 06/01/2027		300	291
3.750% due 06/15/2024		1,650	1,639
4.300% due 10/15/2023		25,485	26,448
Mitsubishi UFJ Financial Group, Inc.
2.998% due 02/22/2022		4,000	3,948
3.149% (US0003M + 1.060%) due 09/13/2021 ~		51,200	51,979
3.455% due 03/02/2023		14,100	14,090
3.886% (US0003M + 1.880%) due 03/01/2021 ~		11,515	11,935
Mizuho Bank Ltd.
2.150% due 10/20/2018		2,000	1,994
Mizuho Financial Group, Inc.
2.632% due 04/12/2021		8,000	7,843
2.951% due 09/11/2022 ~		21,000	21,130
3.229% (US0003M + 1.140%) due 09/13/2021 ~		5,200	5,284
Morgan Stanley
2.294% due 02/10/2021 ~		1,050	1,051
2.633% (US0003M + 0.800%) due 02/14/2020 ~		1,100	1,103
2.675% (US0003M + 0.930%) due 07/22/2022 ~		13,300	13,357
2.750% due 05/19/2022		20,000	19,510
2.925% (US0003M + 1.180%) due 01/20/2022 ~		15,000	15,187
3.011% (US0003M + 1.220%) due 05/08/2024 ~		11,900	12,099
3.591% due 07/22/2028 •		13,300	12,871
3.875% due 01/27/2026		15,000	14,993
MUFG Americas Holdings Corp.
3.000% due 02/10/2025		7,000	6,755
Multibank, Inc.
4.375% due 11/09/2022		2,400	2,379
Nasdaq, Inc.
2.638% due 03/22/2019 ~		4,400	4,406
3.850% due 06/30/2026		10,000	9,876
National Retail Properties, Inc.
3.500% due 10/15/2027		3,150	2,995
Nationwide Building Society
4.302% due 03/08/2029 •		4,500	4,492
10.250% ~(h)	GBP	156	34,341
Navient Corp.
4.875% due 06/17/2019		$300	303
5.875% due 03/25/2021		3,400	3,489
6.500% due 06/15/2022		10,555	10,924
6.625% due 07/26/2021		800	834
7.250% due 01/25/2022		600	636
8.000% due 03/25/2020		1,800	1,917

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	23

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Neuberger Berman Group LLC
4.500% due 03/15/2027		$7,800	$7,924
Nissan Motor Acceptance Corp.
1.550% due 09/13/2019		3,700	3,633
2.350% due 03/04/2019		1,800	1,796
2.372% (US0003M + 0.650%) due 07/13/2022 ~		900	901
2.612% (US0003M + 0.890%) due 01/13/2022 ~		3,200	3,244
2.685% due 09/28/2020 ~		3,400	3,405
NTT Finance Corp.
1.900% due 07/21/2021		3,650	3,513
Nuveen Finance LLC
4.125% due 11/01/2024		1,000	1,019
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023		8,075	8,078
4.500% due 01/15/2025		2,200	2,153
4.500% due 04/01/2027 (l)		3,300	3,184
4.750% due 01/15/2028 (l)		1,200	1,166
4.950% due 04/01/2024		1,200	1,226
5.250% due 01/15/2026		7,300	7,419
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		6,800	7,052
OneMain Financial Holdings LLC
7.250% due 12/15/2021		4,117	4,269
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125% due 03/20/2022		2,000	1,989
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		900	929
Physicians Realty LP
3.950% due 01/15/2028		3,800	3,647
4.300% due 03/15/2027		4,100	4,071
Pinnacol Assurance
8.625% due 06/25/2034 «(j)		6,000	6,507
Poly Real Estate Finance Ltd.
4.500% due 08/06/2018		700	703
Progressive Corp.
5.375% due 03/15/2023 •(h)		5,500	5,569
Protective Life Global Funding
1.999% due 09/14/2021		14,850	14,187
2.142% (US0003M + 0.420%) due 03/29/2019 ~		5,000	5,007
Provident Funding Associates LP
6.375% due 06/15/2025		2,100	2,113
Prudential PLC
5.700% due 12/19/2063 •	GBP	900	1,452
QNB Finance Ltd.
2.750% due 10/31/2018		$1,800	1,800
Quicken Loans, Inc.
5.250% due 01/15/2028		14,100	13,219
RBS Capital Trust
6.425% due 01/03/2034 •(h)		10,000	11,862

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RCI Banque S.A.
3.500% due 04/03/2018		$2,500	$2,500
Regency Centers LP
3.600% due 02/01/2027		2,200	2,111
4.125% due 03/15/2028		2,100	2,109
4.400% due 02/01/2047		800	791
Reliance Standard Life Global Funding
3.050% due 01/20/2021		1,900	1,892
RenaissanceRe Finance, Inc.
3.450% due 07/01/2027		2,100	1,990
Royal Bank of Canada
2.100% due 10/14/2020		2,000	1,965
Royal Bank of Scotland Group PLC
3.309% (US0003M + 1.470%) due 05/15/2023 ~		3,000	3,028
4.800% due 04/05/2026		7,900	8,166
Santander Holdings USA, Inc.
3.700% due 03/28/2022		7,800	7,821
Santander UK Group Holdings PLC
2.875% due 10/16/2020		6,700	6,644
2.875% due 08/05/2021		29,700	29,118
3.373% due 01/05/2024 •		9,600	9,398
3.823% due 11/03/2028 •		2,426	2,315
4.750% due 09/15/2025		38,261	38,552
7.375% due 06/24/2022 •(h)(i)	GBP	2,630	4,027
Santander UK PLC
2.125% due 11/03/2020		$13,500	13,189
2.375% due 03/16/2020		950	937
5.000% due 11/07/2023		1,600	1,657
Sberbank of Russia Via SB Capital S.A.
5.500% due 02/26/2024 •(i)		4,000	4,045
Scentre Group Trust
3.500% due 02/12/2025		3,300	3,258
Select Income REIT
4.250% due 05/15/2024		2,700	2,639
Simon Property Group LP
3.375% due 06/15/2027		1,600	1,552
SL Green Operating Partnership LP
3.250% due 10/15/2022		100	98
SL Green Realty Corp.
4.500% due 12/01/2022		10,550	10,830
5.000% due 08/15/2018		6,000	6,026
SLM Corp.
5.125% due 04/05/2022		4,800	4,860
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		300	292
Spirit Realty LP
4.450% due 09/15/2026		7,000	6,795
Springleaf Finance Corp.
5.250% due 12/15/2019		10,875	11,120
7.750% due 10/01/2021		5,000	5,431
8.250% due 12/15/2020		3,600	3,928

24	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
State Bank of India
3.250% due 01/24/2022		$12,500	$12,248
Stearns Holdings LLC
9.375% due 08/15/2020		12,600	12,883
Stichting AK Rabobank Certificaten
6.500% (h)	EUR	10,650	16,074
STORE Capital Corp.
4.500% due 03/15/2028		$3,400	3,382
Sumitomo Mitsui Banking Corp.
2.044% due 10/18/2019 ~		3,000	3,000
2.514% due 01/17/2020		9,800	9,706
Sumitomo Mitsui Financial Group, Inc.
2.879% (US0003M + 1.140%) due 10/19/2021 ~		35,000	35,588
2.934% due 03/09/2021		5,900	5,855
3.102% due 01/17/2023		14,000	13,775
3.737% (US0003M + 1.680%) due 03/09/2021 ~		30,000	31,030
SURA Asset Management S.A.
4.375% due 04/11/2027		1,700	1,679
Suzano Austria GmbH
5.750% due 07/14/2026		5,000	5,263
7.000% due 03/16/2047 (l)		8,600	9,781
7.000% due 03/16/2047		700	796
Synchrony Financial
3.017% (US0003M + 1.230%) due 02/03/2020 ~		13,350	13,527
Teachers Insurance & Annuity Association of America
4.375% due 09/15/2054 •		43,400	42,478
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	6,038	9,572
5.661% due 10/13/2041		3,351	5,422
5.744% due 04/13/2040		4,092	6,666
5.801% due 10/13/2040		8,335	13,709
Trust F
5.250% due 12/15/2024 (l)		$2,000	2,055
5.250% due 01/30/2026		10,660	10,847
6.950% due 01/30/2044		5,683	5,953
U.S. Bancorp
5.300% due 04/15/2027 •(h)		14,000	14,350
UBS AG
2.304% due 05/28/2019 ~		3,900	3,902
2.450% due 12/01/2020		13,000	12,774
2.486% due 12/01/2020 ~		8,500	8,507
2.627% (US0003M + 0.580%) due 06/08/2020 ~		47,700	47,901
4.750% due 05/22/2023 •(i)		39,157	39,253
5.125% due 05/15/2024 (i)		21,530	22,021
7.625% due 08/17/2022 (i)		40,917	46,032
UBS Group Funding Switzerland AG
2.789% due 08/15/2023 ~		22,500	22,637
4.125% due 09/24/2025		10,250	10,311
4.253% due 03/23/2028		6,200	6,249

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UDR, Inc.
3.500% due 01/15/2028	$7,200	$6,894
3.700% due 10/01/2020	3,000	3,040
3.750% due 07/01/2024	1,125	1,123
4.000% due 10/01/2025	14,200	14,277
Vanke Real Estate Hong Kong Co. Ltd.
3.950% due 12/23/2019	6,900	6,959
VEREIT Operating Partnership LP
3.000% due 02/06/2019	5,195	5,197
4.875% due 06/01/2026	3,400	3,437
Visa, Inc.
3.150% due 12/14/2025	2,800	2,747
Vonovia Finance BV
5.000% due 10/02/2023	1,100	1,139
Vornado Realty LP
3.500% due 01/15/2025	5,000	4,819
Washington Prime Group LP
5.950% due 08/15/2024	21,300	20,329
WEA Finance LLC
2.700% due 09/17/2019	1,800	1,792
3.150% due 04/05/2022	2,340	2,316
3.250% due 10/05/2020	10,250	10,267
3.750% due 09/17/2024	10,905	10,929
Wells Fargo & Co.
2.625% due 07/22/2022	38,000	36,770
2.741% (US0003M + 0.930%) due 02/11/2022 ~	18,000	18,120
2.851% (US0003M + 1.110%) due 01/24/2023 ~	41,950	42,547
3.000% due 04/22/2026	13,451	12,634
3.002% (US0003M + 1.230%) due 10/31/2023 ~	7,550	7,665
3.365% (US0003M + 1.340%) due 03/04/2021 ~	15,550	15,935
3.550% due 09/29/2025	19,850	19,494
3.584% due 05/22/2028 •	53,786	52,509
4.400% due 06/14/2046	1,250	1,214
5.895% (US0003M + 3.770%) due 06/15/2018 ~(h)	3,413	3,466
Wells Fargo Bank N.A.
2.675% (US0003M + 0.650%) due 12/06/2019 ~	7,500	7,545
Welltower, Inc.
4.950% due 01/15/2021	2,500	2,605
6.125% due 04/15/2020	1,975	2,092
Weyerhaeuser Co.
3.250% due 03/15/2023	4,000	3,965
7.125% due 07/15/2023	2,026	2,343
7.375% due 10/01/2019	17,871	19,018
7.375% due 03/15/2032	19,459	25,741
7.950% due 03/15/2025	12,479	15,202
8.500% due 01/15/2025	12,449	15,724

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	25

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WP Carey, Inc.
4.250% due 10/01/2026		$7,400	$7,301
4.600% due 04/01/2024		550	564
XLIT Ltd.
4.450% due 03/31/2025		1,800	1,819
6.375% due 11/15/2024		349	404
Yuexiu REIT MTN Co. Ltd.
3.100% due 05/14/2018		1,300	1,299

			4,447,332

INDUSTRIALS 27.0%
Abbott Laboratories
2.900% due 11/30/2021		10,000	9,913
AbbVie, Inc.
2.850% due 05/14/2023		29,435	28,530
3.600% due 05/14/2025		5,918	5,838
Activision Blizzard, Inc.
2.300% due 09/15/2021		2,500	2,417
3.400% due 09/15/2026		2,200	2,153
3.400% due 06/15/2027		4,800	4,646
6.125% due 09/15/2023		2,400	2,511
Adecoagro S.A.
6.000% due 09/21/2027		3,500	3,299
Aetna, Inc.
2.800% due 06/15/2023		6,253	6,013
Air Canada Pass-Through Trust
4.125% due 11/15/2026		8,193	8,284
5.375% due 11/15/2022		1,385	1,430
Aleris International, Inc.
9.500% due 04/01/2021		7,400	7,724
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024		11,300	10,988
3.550% due 10/01/2027		500	477
Allergan Funding SCS
3.000% due 03/12/2020		3,000	2,986
3.450% due 03/15/2022		7,000	6,945
3.800% due 03/15/2025		14,895	14,653
3.850% due 06/15/2024		22,400	22,172
4.550% due 03/15/2035		12,302	12,063
4.750% due 03/15/2045		1,297	1,274
Allergan Sales LLC
4.875% due 02/15/2021		12,942	13,383
5.000% due 12/15/2021		3,650	3,812
Altice Financing S.A.
7.500% due 05/15/2026		5,000	4,913
Altice France S.A.
5.375% due 05/15/2022	EUR	15,300	19,225
Altice Luxembourg S.A.
7.250% due 05/15/2022		2,000	2,397
America Movil S.A.B. de C.V.
5.000% due 03/30/2020		$5,800	5,999

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
American Airlines Pass-Through Trust
3.350% due 04/15/2031	$9,800	$9,529
3.375% due 11/01/2028	4,393	4,305
3.600% due 04/15/2031	3,700	3,650
3.700% due 04/01/2028	3,032	3,002
4.000% due 01/15/2027	1,093	1,098
5.250% due 07/31/2022	1,576	1,634
Amgen, Inc.
3.200% due 11/02/2027	7,800	7,400
3.625% due 05/22/2024	10,000	10,077
4.663% due 06/15/2051	39,404	40,877
Andeavor Logistics LP
5.250% due 01/15/2025	6,300	6,413
6.375% due 05/01/2024	2,400	2,553
6.875% due 02/15/2023 •(h)	7,800	7,851
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023	33,900	33,945
3.650% due 02/01/2026	33,400	33,237
4.700% due 02/01/2036	10,698	11,338
Anthem, Inc.
2.500% due 11/21/2020	2,000	1,967
3.650% due 12/01/2027	18,800	18,200
3.700% due 08/15/2021	6,000	6,072
4.650% due 01/15/2043	4,509	4,551
AP Moller - Maersk A/S
2.550% due 09/22/2019	5,800	5,771
3.875% due 09/28/2025	2,200	2,143
Apple, Inc.
2.450% due 08/04/2026	26,700	24,762
2.750% due 01/13/2025	6,500	6,258
2.850% due 05/11/2024	7,300	7,115
3.200% due 05/11/2027	4,800	4,693
Aptiv PLC
3.150% due 11/19/2020	4,200	4,194
Arrow Electronics, Inc.
3.250% due 09/08/2024	3,500	3,340
Asciano Finance Ltd.
5.000% due 04/07/2018	4,000	4,001
6.000% due 04/07/2023	7,000	7,568
Associated Materials LLC
9.000% due 01/01/2024	1,700	1,828
Autodesk, Inc.
3.600% due 12/15/2022	3,000	3,008
AutoNation, Inc.
3.350% due 01/15/2021	8,530	8,526
Baidu, Inc.
3.875% due 09/29/2023	17,400	17,432
BAT Capital Corp.
3.222% due 08/15/2024	6,800	6,563
4.390% due 08/15/2037	30,700	30,558
BAT International Finance PLC
2.750% due 06/15/2020	800	793

26	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Baxalta, Inc.
2.875% due 06/23/2020	$900	$894
Boral Finance Pty. Ltd.
3.000% due 11/01/2022	500	489
Boston Scientific Corp.
3.375% due 05/15/2022	4,000	3,990
3.850% due 05/15/2025	27,051	27,248
4.000% due 03/01/2028	5,300	5,306
Braskem Finance Ltd.
5.375% due 05/02/2022	6,100	6,336
5.750% due 04/15/2021	2,000	2,096
6.450% due 02/03/2024	9,700	10,588
Braskem Netherlands Finance BV
4.500% due 01/10/2028	4,704	4,585
Broadcom Corp.
2.650% due 01/15/2023	9,700	9,242
3.625% due 01/15/2024	42,800	42,141
3.875% due 01/15/2027	5,000	4,867
Bukit Makmur Mandiri Utama PT
7.750% due 02/13/2022 (l)	3,400	3,547
Burlington Northern Santa Fe LLC
3.400% due 09/01/2024	1,700	1,706
4.450% due 03/15/2043	1,175	1,240
5.400% due 06/01/2041	6,000	7,128
Caesars Resort Collection LLC
5.250% due 10/15/2025	9,500	9,131
Campbell Soup Co.
2.775% due 03/15/2021 ~	1,500	1,500
3.650% due 03/15/2023	1,500	1,504
3.950% due 03/15/2025	3,000	2,989
Canadian Pacific Railway Co.
6.125% due 09/15/2115	10,000	12,524
Celeo Redes Operacion Chile S.A.
5.200% due 06/22/2047	2,200	2,213
Cenovus Energy, Inc.
5.250% due 06/15/2037	22,300	22,365
5.700% due 10/15/2019	11,350	11,744
CenterPoint Energy Resources Corp.
3.550% due 04/01/2023	13,800	13,853
4.500% due 01/15/2021	500	516
Central Nippon Expressway Co. Ltd.
2.170% due 08/05/2019	400	397
Charter Communications Operating LLC
3.750% due 02/15/2028	28,900	26,592
4.464% due 07/23/2022	32,765	33,513
4.908% due 07/23/2025	16,600	16,980
China Uranium Development Co. Ltd.
3.500% due 10/08/2018	3,600	3,612
Churchill Downs, Inc.
4.750% due 01/15/2028	1,200	1,137
Cimarex Energy Co.
4.375% due 06/01/2024	63,442	65,346

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Comcast Corp.
2.350% due 01/15/2027	$287	$258
3.150% due 02/15/2028	25,700	24,553
3.999% due 11/01/2049	1,531	1,437
4.049% due 11/01/2052	3,886	3,668
4.600% due 08/15/2045	2,975	3,085
6.400% due 05/15/2038	45	57
Constellation Brands, Inc.
2.700% due 05/09/2022	3,700	3,592
3.200% due 02/15/2023	9,400	9,227
4.250% due 05/01/2023	3,495	3,583
4.750% due 11/15/2024	3,700	3,894
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	467	473
4.750% due 07/12/2022	1,731	1,775
7.250% due 05/10/2021	9,911	10,468
Core & Main LP
6.125% due 08/15/2025	1,100	1,078
Corp. Nacional del Cobre de Chile
3.625% due 08/01/2027	5,600	5,453
Covey Park Energy LLC
7.500% due 05/15/2025	3,450	3,450
Cox Communications, Inc.
4.700% due 12/15/2042	1,170	1,101
CPG Merger Sub LLC
8.000% due 10/01/2021	1,400	1,419
CRH America Finance, Inc.
3.950% due 04/04/2028 (a)	18,900	18,866
CRH America, Inc.
3.875% due 05/18/2025	3,000	3,021
Crown Americas LLC
4.750% due 02/01/2026	2,000	1,940
Crown Castle Towers LLC
3.222% due 05/15/2042	4,000	3,975
CVS Health Corp.
4.300% due 03/25/2028	56,600	57,062
5.125% due 07/20/2045	1,500	1,605
CVS Pass-Through Trust
4.163% due 08/11/2036	379	361
4.704% due 01/10/2036	8,986	8,936
5.789% due 01/10/2026	74	78
5.926% due 01/10/2034	417	459
6.036% due 12/10/2028	2,907	3,141
8.353% due 07/10/2031	399	491
D.R. Horton, Inc.
3.750% due 03/01/2019	4,223	4,243
4.000% due 02/15/2020	2,950	3,001
4.375% due 09/15/2022	3,925	4,066
5.750% due 08/15/2023	12,030	13,340
DAE Funding LLC
4.000% due 08/01/2020	1,200	1,173
5.000% due 08/01/2024	3,300	3,131

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	27

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Danone S.A.
1.691% due 10/30/2019	$800	$784
2.077% due 11/02/2021	13,279	12,733
Dell International LLC
3.480% due 06/01/2019	11,600	11,655
4.420% due 06/15/2021	56,752	58,246
5.450% due 06/15/2023	38,600	40,948
6.020% due 06/15/2026	7,500	8,085
Delta Air Lines, Inc.
2.875% due 03/13/2020	14,900	14,808
3.625% due 03/15/2022	1,775	1,774
Diamond Offshore Drilling, Inc.
7.875% due 08/15/2025 (l)	2,000	2,013
Diamond Resorts International, Inc.
7.750% due 09/01/2023	11,300	12,333
Diamondback Energy, Inc.
5.375% due 05/31/2025	900	915
Discovery Communications LLC
2.200% due 09/20/2019	1,600	1,584
DISH DBS Corp.
5.125% due 05/01/2020	2,200	2,206
5.875% due 07/15/2022	3,300	3,164
6.750% due 06/01/2021	23,688	23,984
DP World Ltd.
6.850% due 07/02/2037	21,220	25,841
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021	600	600
DXC Technology Co.
4.750% due 04/15/2027	5,600	5,816
eBay, Inc.
3.600% due 06/05/2027	29,400	28,361
Embraer Netherlands Finance BV
5.050% due 06/15/2025	1,200	1,237
EMC Corp.
1.875% due 06/01/2018	700	698
EMD Finance LLC
2.950% due 03/19/2022	12,700	12,514
3.250% due 03/19/2025	9,700	9,441
Enbridge, Inc.
2.108% due 01/10/2020 ~	36,600	36,534
4.250% due 12/01/2026	5,000	5,030
6.250% due 03/01/2078 •	8,700	8,635
Endo Dac
6.000% due 07/15/2023	11,250	8,550
6.000% due 02/01/2025	2,400	1,734
Endo Finance LLC
5.375% due 01/15/2023	4,700	3,584
5.750% due 01/15/2022	1,300	1,073
7.250% due 01/15/2022	3,555	3,102
Energy Transfer LP
4.050% due 03/15/2025	20,100	19,732
4.150% due 10/01/2020	5,240	5,315

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 11/01/2023	$8,900	$9,022
4.750% due 01/15/2026	7,050	7,136
5.000% due 10/01/2022	2,550	2,653
5.150% due 03/15/2045	1,250	1,145
5.300% due 04/15/2047	13,200	12,418
5.750% due 09/01/2020	1,860	1,946
5.875% due 03/01/2022	9,278	9,907
5.950% due 10/01/2043	1,000	1,006
6.050% due 06/01/2041	6,400	6,503
6.125% due 12/15/2045	900	936
6.500% due 02/01/2042	3,600	3,895
7.500% due 07/01/2038	4,302	5,207
Ensco PLC
7.750% due 02/01/2026	4,500	4,140
Entergy Louisiana LLC
3.120% due 09/01/2027	4,300	4,141
4.050% due 09/01/2023	1,160	1,188
Enterprise Products Operating LLC
4.450% due 02/15/2043	6,890	6,872
4.875% due 08/16/2077 •	8,400	8,261
5.700% due 02/15/2042	15,002	17,399
EQT Corp.
3.000% due 10/01/2022	11,800	11,474
3.900% due 10/01/2027	21,600	20,728
4.875% due 11/15/2021	2,247	2,342
EQT Midstream Partners LP
4.000% due 08/01/2024	21,160	20,649
ERAC USA Finance LLC
2.600% due 12/01/2021	5,100	4,974
3.300% due 12/01/2026	700	676
5.250% due 10/01/2020	1,100	1,155
Fidelity National Information Services, Inc.
2.850% due 10/15/2018	5,600	5,603
Flex Ltd.
4.625% due 02/15/2020	1,100	1,129
5.000% due 02/15/2023	3,000	3,151
Florida Gas Transmission Co. LLC
5.450% due 07/15/2020	2,800	2,933
7.900% due 05/15/2019	2,000	2,110
Freeport Minerals Corp.
9.500% due 06/01/2031	200	260
Fresenius Medical Care U.S. Finance, Inc.
4.750% due 10/15/2024	6,700	6,998
GATX Corp.
2.500% due 07/30/2019	600	596
2.507% due 11/05/2021 ~	2,000	2,011
General Electric Co.
5.000% due 01/21/2021 •(h)	36,700	36,379
5.875% due 01/14/2038	2,396	2,790
6.875% due 01/10/2039	1,108	1,436
General Motors Co.
2.593% (US0003M + 0.800%) due 08/07/2020 ~	3,975	3,980

28	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Gerdau Holdings, Inc.
7.000% due 01/20/2020	$5,400	$5,731
Gerdau Trade, Inc.
4.875% due 10/24/2027	5,900	5,823
Globo Comunicacao e Participacoes S.A.
4.875% due 04/11/2022	2,700	2,734
5.125% due 03/31/2027	4,600	4,497
GMR Hyderabad International Airport Ltd.
4.250% due 10/27/2027 (l)	4,800	4,393
GTP Acquisition Partners LLC
2.350% due 06/15/2045	11,800	11,670
Gulfstream Natural Gas System LLC
4.600% due 09/15/2025	2,900	3,042
Harris Corp.
2.247% due 04/30/2020 ~	7,500	7,506
5.550% due 10/01/2021	2,375	2,545
Harvest Operations Corp.
2.125% due 05/14/2018	11,400	11,387
HCA, Inc.
4.750% due 05/01/2023	2,650	2,686
Hidrovias International Finance SARL
5.950% due 01/24/2025	3,300	3,280
Hologic, Inc.
4.375% due 10/15/2025	650	629
Humana, Inc.
3.150% due 12/01/2022	5,000	4,942
3.950% due 03/15/2027	1,500	1,496
Hyundai Capital America
2.500% due 03/18/2019	2,900	2,883
Imperial Brands Finance PLC
3.500% due 02/11/2023	4,270	4,226
3.750% due 07/21/2022	11,755	11,809
Indigo Natural Resources LLC
6.875% due 02/15/2026	3,300	3,127
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019	2,400	2,376
Japan Tobacco, Inc.
2.100% due 07/23/2018	1,300	1,299
Kansas City Southern
3.000% due 05/15/2023	4,200	4,075
3.125% due 06/01/2026	3,645	3,464
4.950% due 08/15/2045	1,631	1,755
Kinder Morgan Energy Partners LP
6.375% due 03/01/2041	1,049	1,178
6.500% due 04/01/2020	2,610	2,765
6.500% due 09/01/2039	5,310	6,077
6.550% due 09/15/2040	3,300	3,800
6.950% due 01/15/2038	4,750	5,757
7.300% due 08/15/2033	6,300	7,646
7.400% due 03/15/2031	500	606
7.500% due 11/15/2040	5,500	6,882

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Kinder Morgan, Inc.
4.300% due 03/01/2028		$500	$499
5.300% due 12/01/2034		3,200	3,293
7.800% due 08/01/2031		3,000	3,825
Kinetic Concepts, Inc.
12.500% due 11/01/2021		3,000	3,405
KLA-Tencor Corp.
4.125% due 11/01/2021		7,885	8,114
Komatsu Finance America, Inc.
2.118% due 09/11/2020		2,000	1,960
2.437% due 09/11/2022		2,400	2,320
Kraft Heinz Foods Co.
2.381% due 02/10/2021 ~		13,700	13,668
3.000% due 06/01/2026		10,400	9,611
3.950% due 07/15/2025		27,351	27,259
Laboratory Corp. of America Holdings
3.600% due 02/01/2025		5,250	5,178
Lennar Corp.
4.750% due 11/29/2027		7,200	6,930
Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026		7,658	9,443
Magellan Health, Inc.
4.400% due 09/22/2024		16,000	15,938
Mallinckrodt International Finance S.A.
5.625% due 10/15/2023		800	644
Marriott International, Inc.
3.750% due 03/15/2025		3,375	3,373
4.500% due 10/01/2034		6,099	6,231
Masco Corp.
4.450% due 04/01/2025		7,750	7,952
5.950% due 03/15/2022		3,808	4,123
7.125% due 03/15/2020		2,697	2,895
Massachusetts Institute of Technology
4.678% due 07/01/2114		150	168
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		21,500	20,611
MGM Resorts International
4.625% due 09/01/2026		5,300	5,088
6.000% due 03/15/2023		9,500	9,999
7.750% due 03/15/2022		5,000	5,581
Microsoft Corp.
2.400% due 02/06/2022		25,950	25,519
3.700% due 08/08/2046		22,000	21,721
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		11,160	11,341
Minera y Metalurgica del Boleo S.A. de C.V.
2.875% due 05/07/2019		3,400	3,392
Mitchells & Butlers Finance PLC
1.056% (BP0003M + 0.450%) due 12/15/2030 ~	GBP	1,027	1,361
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021		$2,131	2,035

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	29

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Moody’s Corp.
2.625% due 01/15/2023	$1,600	$1,546
4.500% due 09/01/2022	2,800	2,921
4.875% due 02/15/2024	1,500	1,593
5.250% due 07/15/2044	3,000	3,514
MPLX LP
4.500% due 04/15/2038	12,700	12,495
Murphy Oil Corp.
5.750% due 08/15/2025	4,000	3,950
6.875% due 08/15/2024	1,500	1,568
Mylan NV
3.150% due 06/15/2021	16,130	15,927
3.750% due 12/15/2020	340	342
3.950% due 06/15/2026	19,000	18,449
5.250% due 06/15/2046	5,000	5,110
Mylan, Inc.
4.550% due 04/15/2028 (a)	5,700	5,701
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (h)	19,200	19,968
Newcastle Coal Infrastructure Group Pty. Ltd.
4.400% due 09/29/2027	4,000	3,854
Newell Brands, Inc.
2.600% due 03/29/2019	2,500	2,489
Newfield Exploration Co.
5.375% due 01/01/2026	8,850	9,182
Northrop Grumman Corp.
2.080% due 10/15/2020	3,400	3,329
3.250% due 01/15/2028	4,800	4,588
Northwest Airlines Pass-Through Trust
6.264% due 05/20/2023	879	916
7.027% due 05/01/2021	973	1,026
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029	4,953	4,886
NVR, Inc.
3.950% due 09/15/2022	4,000	4,083
NXP BV
3.875% due 09/01/2022	11,800	11,741
4.125% due 06/01/2021	3,900	3,949
4.625% due 06/15/2022	2,950	3,024
4.625% due 06/01/2023	5,300	5,408
Odebrecht Oil & Gas Finance Ltd.
0.000% due 04/30/2018 (f)(h)	3,579	98
Oil India Ltd.
3.875% due 04/17/2019	200	201
ONEOK Partners LP
3.375% due 10/01/2022	7,991	7,871
5.000% due 09/15/2023	7,200	7,601
ONGC Videsh Ltd.
2.500% due 05/07/2018	900	899
3.250% due 07/15/2019	400	399
Ooredoo International Finance Ltd.
7.875% due 06/10/2019	7,300	7,703

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018		$1,600	$1,603
Oracle Corp.
3.250% due 11/15/2027		10,100	9,857
3.800% due 11/15/2037		32,500	32,155
4.000% due 07/15/2046		5,000	4,955
4.000% due 11/15/2047		200	198
Owens Corning
4.300% due 07/15/2047		5,000	4,578
Packaging Corp. of America
3.650% due 09/15/2024		700	702
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		500	476
4.500% due 03/15/2023		15,400	14,630
5.250% due 08/15/2022		400	393
5.500% due 02/15/2024		1,300	1,264
Perrigo Finance Unlimited Co.
4.375% due 03/15/2026		2,200	2,237
Petra Diamonds U.S. Treasury PLC
7.250% due 05/01/2022		3,750	3,759
Petrofac Ltd.
3.400% due 10/10/2018		2,900	2,882
Petroleos Mexicanos
2.500% due 08/21/2021	EUR	10,000	12,784
5.375% due 03/13/2022		$10,000	10,400
6.500% due 03/13/2027		87,800	93,880
6.750% due 09/21/2047		3,000	3,043
8.000% due 05/03/2019		13,509	14,201
PetSmart, Inc.
8.875% due 06/01/2025		1,300	748
Philip Morris International, Inc.
2.375% due 08/17/2022		3,500	3,373
Phillips 66
3.900% due 03/15/2028		1,700	1,696
Pioneer Natural Resources Co.
3.950% due 07/15/2022		7,315	7,440
4.450% due 01/15/2026		7,950	8,289
6.875% due 05/01/2018		4,374	4,388
7.200% due 01/15/2028		4,497	5,408
7.500% due 01/15/2020		20,600	22,172
Pisces Midco, Inc.
8.000% due 04/15/2026 (a)		2,400	2,400
QGOG Constellation S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 (b)		2,413	1,177
QUALCOMM, Inc.
2.245% (US0003M + 0.360%) due 05/20/2019 ~		13,000	13,027
4.800% due 05/20/2045		6,034	6,294
QVC, Inc.
3.125% due 04/01/2019		6,900	6,897
4.375% due 03/15/2023		6,400	6,410

30	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.450% due 02/15/2025	$900	$891
4.850% due 04/01/2024	4,057	4,121
5.125% due 07/02/2022	2,002	2,066
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	800	876
6.750% due 09/30/2019	8,100	8,497
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022	7,800	7,490
2.846% (US0003M + 0.560%) due 06/24/2022 ~	1,800	1,792
RELX Capital, Inc.
3.500% due 03/16/2023	4,100	4,109
Rockies Express Pipeline LLC
5.625% due 04/15/2020	9,300	9,672
Rockwell Collins, Inc.
2.800% due 03/15/2022	5,000	4,877
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023	1,300	1,389
5.625% due 03/01/2025	6,800	7,313
5.750% due 05/15/2024	9,700	10,450
5.875% due 06/30/2026	10,925	11,953
6.250% due 03/15/2022	7,000	7,600
Sanchez Energy Corp.
7.250% due 02/15/2023 (l)	3,000	3,023
Schaeffler Finance BV
4.750% due 05/15/2023	800	806
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	14,309	14,077
SK Broadband Co. Ltd.
2.875% due 10/29/2018	500	500
Sky PLC
9.500% due 11/15/2018	400	416
Solvay Finance America LLC
3.400% due 12/03/2020	12,505	12,575
4.450% due 12/03/2025	7,105	7,371
Southern Co.
2.350% due 07/01/2021	10,800	10,472
3.250% due 07/01/2026	7,600	7,230
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	12,425	12,378
4.738% due 09/20/2029	19,100	19,243
Standard Industries, Inc.
5.000% due 02/15/2027	8,900	8,661
Studio City Co. Ltd.
5.875% due 11/30/2019	8,200	8,375
Sunoco Logistics Partners Operations LP
5.350% due 05/15/2045	7,100	6,627
Suntory Holdings Ltd.
2.550% due 06/28/2022	4,000	3,851
Tech Data Corp.
3.700% due 02/15/2022	3,500	3,477
4.950% due 02/15/2027	1,700	1,703

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Telefonica Emisiones S.A.U.
4.665% due 03/06/2038		$10,600	$10,741
5.877% due 07/15/2019		10,370	10,758
Tencent Holdings Ltd.
3.595% due 01/19/2028		7,000	6,708
Tenet Healthcare Corp.
5.125% due 05/01/2025		600	579
Teva Pharmaceutical Finance BV
3.650% due 11/10/2021		4,402	4,146
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/2022		13,884	12,306
3.650% due 11/10/2021		5,654	5,325
Teva Pharmaceutical Finance Netherlands BV
2.200% due 07/21/2021		13,091	11,795
2.800% due 07/21/2023		27,710	23,498
6.000% due 04/15/2024		9,700	9,428
Textron, Inc.
2.361% due 11/10/2020 ~		17,300	17,288
Thermo Fisher Scientific, Inc.
2.950% due 09/19/2026		4,900	4,580
3.000% due 04/15/2023		12,800	12,505
Time Warner Cable LLC
4.125% due 02/15/2021		1,500	1,517
4.500% due 09/15/2042		9,000	7,810
5.000% due 02/01/2020		7,400	7,603
6.750% due 07/01/2018		10,100	10,196
8.250% due 04/01/2019		5,950	6,245
8.750% due 02/14/2019		6,262	6,558
Time Warner, Inc.
4.650% due 06/01/2044		4,800	4,625
Times Square Hotel Trust
8.528% due 08/01/2026		580	668
Transcontinental Gas Pipe Line Co. LLC
4.000% due 03/15/2028		6,900	6,747
Triumph Group, Inc.
4.875% due 04/01/2021		1,500	1,474
Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		3,604	3,433
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		2,108	2,281
7.125% due 04/22/2025		1,624	1,814
United Airlines Pass-Through Trust
2.875% due 04/07/2030		18,400	17,377
3.100% due 04/07/2030		9,600	9,051
3.450% due 01/07/2030		10,905	10,689
3.700% due 09/01/2031		3,700	3,673
United Group BV
4.375% due 07/01/2022	EUR	1,200	1,506
UnitedHealth Group, Inc.
3.750% due 07/15/2025		$1,000	1,013
Universal Health Services, Inc.
4.750% due 08/01/2022		2,000	2,036

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	31

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Univision Communications, Inc.
5.125% due 02/15/2025		$2,700	$2,525
UPCB Finance Ltd.
3.625% due 06/15/2029	EUR	5,000	5,993
Vale Overseas Ltd.
4.375% due 01/11/2022		$4,280	4,402
6.250% due 08/10/2026		24,072	27,028
Vale S.A.
5.625% due 09/11/2042		4,000	4,242
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020		11,729	11,835
9.250% due 04/01/2026		13,000	12,984
Valero Energy Partners LP
4.500% due 03/15/2028		18,100	18,229
Virgin Australia Pass-Through Trust
5.000% due 04/23/2025		2,168	2,226
Virgin Media Receivables Financing Notes DAC
5.500% due 09/15/2024	GBP	6,700	9,254
Viterra, Inc.
5.950% due 08/01/2020		$470	496
VMware, Inc.
2.950% due 08/21/2022		10,800	10,357
3.900% due 08/21/2027		28,145	26,677
Volkswagen Group of America Finance LLC
1.650% due 05/22/2018		8,300	8,289
2.374% (US0003M + 0.470%) due 05/22/2018 ~		400	400
2.450% due 11/20/2019		2,800	2,771
Volkswagen International Finance NV
2.125% due 11/20/2018		2,641	2,633
Vrio Finco 1 LLC
6.250% due 04/04/2023 (a)		3,100	3,147
Vulcan Materials Co.
2.725% (US0003M + 0.600%) due 06/15/2020 ~		4,250	4,245
West Fraser Timber Co. Ltd.
4.350% due 10/15/2024		2,600	2,582
Western Digital Corp.
4.750% due 02/15/2026		7,600	7,598
Western Gas Partners LP
2.600% due 08/15/2018		8,525	8,515
3.950% due 06/01/2025		2,400	2,342
4.000% due 07/01/2022		4,770	4,762
5.375% due 06/01/2021		237	247
5.450% due 04/01/2044		40	40
WestJet Airlines Ltd.
3.500% due 06/16/2021		5,000	4,982
Westmoreland Coal Co.
8.750% due 01/01/2022		6,000	2,130
WestRock Co.
4.000% due 03/15/2028		7,400	7,414

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Willamette Industries, Inc.
7.350% due 07/01/2026		$2,000	$2,382
9.000% due 10/01/2021		1,500	1,749
Williams Partners LP
4.850% due 03/01/2048		11,000	10,912
5.100% due 09/15/2045		650	661
Wind Tre SpA
2.625% due 01/20/2023	EUR	6,200	6,895
Woodside Finance Ltd.
3.650% due 03/05/2025		$9,700	9,614
3.700% due 03/15/2028		6,100	5,889
Wyndham Worldwide Corp.
4.150% due 04/01/2024		4,700	4,692
4.500% due 04/01/2027		6,600	6,564
Wynn Las Vegas LLC
4.250% due 05/30/2023		17,900	17,609
5.250% due 05/15/2027		2,300	2,260
5.500% due 03/01/2025		31,425	31,661
Wynn Macau Ltd.
4.875% due 10/01/2024		17,100	16,715
5.500% due 10/01/2027		22,000	21,615
Yellowstone Energy LP
5.750% due 12/31/2026 «		3,875	4,058
ZF North America Capital, Inc.
4.500% due 04/29/2022		3,329	3,383
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		7,748	7,667
3.150% due 04/01/2022		10,000	9,863
3.375% due 11/30/2021		3,300	3,285
3.700% due 03/19/2023		1,000	1,003
4.625% due 11/30/2019		1,580	1,622
Zoetis, Inc.
3.000% due 09/12/2027		9,000	8,444

			3,405,606

UTILITIES 7.5%
Allegheny Energy Supply Co. LLC
5.750% due 10/15/2019		1,700	1,751
American Transmission Systems, Inc.
5.250% due 01/15/2022		4,275	4,554
American Water Capital Corp.
3.850% due 03/01/2024		600	617
AT&T, Inc.
2.372% (US0003M + 0.650%) due 01/15/2020 ~		28,200	28,311
2.672% (US0003M + 0.950%) due 07/15/2021 ~		4,500	4,550
2.723% (US0003M + 0.890%) due 02/14/2023 ~		3,925	3,982
3.900% due 08/14/2027		10,500	10,585
3.950% due 01/15/2025		4,300	4,304
4.100% due 02/15/2028		12,070	12,000

32	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.125% due 02/17/2026	$29,000	$29,101
4.300% due 02/15/2030	59,979	59,819
4.350% due 06/15/2045	3,520	3,224
4.500% due 03/09/2048	11,100	10,287
4.550% due 03/09/2049	6,615	6,193
4.800% due 06/15/2044	9,500	9,292
5.150% due 02/14/2050	18,300	18,524
5.300% due 08/14/2058	9,500	9,602
5.350% due 09/01/2040	636	669
5.450% due 03/01/2047	25,100	26,696
Black Hills Corp.
3.150% due 01/15/2027	2,700	2,545
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034	1,554	501
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021	2,950	3,031
6.875% due 07/30/2019	9,150	9,488
Cleco Corporate Holdings LLC
3.743% due 05/01/2026	12,005	11,440
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023	9,100	9,353
Duke Energy Carolinas LLC
2.500% due 03/15/2023	1,000	973
2.950% due 12/01/2026	160	154
Duke Energy Corp.
2.650% due 09/01/2026	2,800	2,558
3.150% due 08/15/2027	3,600	3,393
3.750% due 04/15/2024	20,557	20,589
Duke Energy Florida LLC
3.200% due 01/15/2027	1,100	1,075
Duquesne Light Holdings, Inc.
3.616% due 08/01/2027	13,500	12,990
E.ON International Finance BV
5.800% due 04/30/2018	4,800	4,811
Edison International
4.125% due 03/15/2028	12,300	12,395
Electricite de France S.A.
4.875% due 01/22/2044	500	539
Emera U.S. Finance LP
2.700% due 06/15/2021	7,693	7,522
Enable Midstream Partners LP
4.400% due 03/15/2027	13,850	13,571
Enel Finance International NV
2.875% due 05/25/2022	9,200	8,984
3.625% due 05/25/2027	13,262	12,647
Entergy Corp.
2.950% due 09/01/2026	6,475	6,034
4.000% due 07/15/2022	900	919
5.125% due 09/15/2020	3,800	3,958
Entergy New Orleans LLC
5.100% due 12/01/2020	10,000	10,215

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Exelon Corp.
3.950% due 06/15/2025		$6,400	$6,425
5.150% due 12/01/2020		4,500	4,687
Exelon Generation Co. LLC
6.250% due 10/01/2039		990	1,082
Fortis, Inc.
2.100% due 10/04/2021		2,145	2,052
Gazprom Neft OAO Via GPN Capital S.A.
2.933% due 04/26/2018	EUR	1,150	1,418
4.375% due 09/19/2022		$5,600	5,583
Gazprom OAO Via Gaz Capital S.A.
4.250% due 04/06/2024	GBP	4,200	6,133
Genesis Energy LP
5.625% due 06/15/2024		$500	474
6.000% due 05/15/2023		2,100	2,079
6.750% due 08/01/2022		12,450	12,839
Georgia Power Co.
3.250% due 03/30/2027		420	406
HKCG Finance Ltd.
6.250% due 08/07/2018		1,700	1,719
IPALCO Enterprises, Inc.
3.700% due 09/01/2024		8,150	7,985
Jersey Central Power & Light Co.
4.800% due 06/15/2018		5,500	5,520
Mississippi Power Co.
3.950% due 03/30/2028		9,000	9,068
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~		26,500	26,500
4.800% due 12/01/2077 •		4,500	4,352
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		1,625	1,593
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (b)		2,601	1,333
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		4,513	4,366
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (b)		13,610	4,049
Pacific Gas & Electric Co.
2.450% due 08/15/2022		1,500	1,434
3.300% due 03/15/2027		3,800	3,613
3.300% due 12/01/2027		18,500	17,530
Pennsylvania Electric Co.
6.150% due 10/01/2038		1,600	1,961
Petrobras Global Finance BV
5.299% due 01/27/2025		2,656	2,626
5.750% due 02/01/2029		3,350	3,247
5.999% due 01/27/2028		37,061	36,737
8.375% due 12/10/2018		1,300	1,347
Piedmont Natural Gas Co., Inc.
3.640% due 11/01/2046		1,500	1,415

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	33

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Plains All American Pipeline LP
2.850% due 01/31/2023	$5,402	$5,100
3.600% due 11/01/2024	12,900	12,308
3.850% due 10/15/2023	25,812	25,194
4.300% due 01/31/2043	480	406
4.500% due 12/15/2026	5,600	5,561
4.650% due 10/15/2025	13,994	14,092
4.700% due 06/15/2044	2,385	2,134
4.900% due 02/15/2045	300	276
6.650% due 01/15/2037	1,600	1,781
PPL WEM Ltd.
5.375% due 05/01/2021	2,200	2,307
Progress Energy, Inc.
4.400% due 01/15/2021	9,500	9,765
Public Service Enterprise Group, Inc.
2.000% due 11/15/2021	1,200	1,145
Rio Oil Finance Trust
9.750% due 01/06/2027	12,715	13,897
Sempra Energy
2.209% due 01/15/2021 ~	1,000	1,001
2.575% due 03/15/2021 ~	5,500	5,518
SGSP Australia Assets Pty. Ltd.
3.300% due 04/09/2023	900	890
Sinopec Group Overseas Development Ltd.
1.750% due 09/29/2019	22,300	21,881
2.125% due 05/03/2019	1,300	1,288
Southern Co. Gas Capital Corp.
3.875% due 11/15/2025	2,300	2,306
4.400% due 05/30/2047	5,154	5,235
Southern Power Co.
1.950% due 12/15/2019	6,000	5,897
2.500% due 12/15/2021	6,000	5,843
2.752% due 12/20/2020 ~	10,800	10,814
Sprint Communications, Inc.
7.000% due 08/15/2020	618	644
9.000% due 11/15/2018	185	191
Sprint Corp.
7.250% due 09/15/2021	26,181	27,130
7.625% due 03/01/2026	3,500	3,426
Telstra Corp. Ltd.
4.800% due 10/12/2021	3,600	3,788
TerraForm Power Operating LLC
4.250% due 01/31/2023	1,200	1,156
Transcanada Trust
5.300% due 03/15/2077 •	22,550	22,310
Verizon Communications, Inc.
2.454% (US0003M + 0.550%) due 05/22/2020 ~	1,700	1,708
3.376% due 02/15/2025	55,116	54,228
3.850% due 11/01/2042	5,200	4,589
4.522% due 09/15/2048	10,100	9,754
4.672% due 03/15/2055	19,793	18,892

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.862% due 08/21/2046	$12,514	$12,656
5.012% due 04/15/2049	10,437	10,841
5.012% due 08/21/2054	17,432	17,409
5.250% due 03/16/2037	4,600	4,968
Virginia Electric & Power Co.
3.800% due 04/01/2028	14,300	14,497

		946,145

Total Corporate Bonds & Notes (Cost $8,813,925)		8,799,083

MUNICIPAL BONDS & NOTES 0.3%

CALIFORNIA 0.0%
California State General Obligation Bonds, (BABs), Series 2009
7.550% due 04/01/2039	1,110	1,694

COLORADO 0.1%
Metro Wastewater Reclamation District, Colorado Revenue Bonds, (BABs), Series 2009
5.775% due 04/01/2029	7,500	8,909

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	5,300	5,885
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	9,500	10,255
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	745	699

		16,839

MICHIGAN 0.0%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	2,450	2,444

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	5,400	5,117

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	2,155	2,142

Total Municipal Bonds & Notes (Cost $33,172)		37,145

34	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 6.0%
Fannie Mae
3.000% due 01/01/2045	$375	$368
3.500% due 07/01/2046	4,810	4,828
Fannie Mae, TBA
3.000% due 04/01/2048 - 05/01/2048	57,900	56,362
3.500% due 04/01/2048 - 06/01/2048	692,800	693,026
Freddie Mac
7.940% due 11/25/2055 «~	3,513	2,106
10.872% (US0001M + 9.000%) due 03/25/2029 ~	499	617

Total U.S. Government Agencies (Cost $754,006)		757,307

U.S. TREASURY OBLIGATIONS 21.5%
U.S. Treasury Bonds
2.250% due 08/15/2046	50,195	43,141
2.500% due 02/15/2045 (p)	41,640	37,948
2.500% due 02/15/2046	89,225	81,047
2.500% due 05/15/2046	187,408	170,055
2.750% due 11/15/2047 (l)	19,162	18,282
2.875% due 08/15/2045	27,317	26,775
2.875% due 11/15/2046	10,966	10,734
3.000% due 05/15/2042	2,750	2,776
3.000% due 11/15/2044	4,454	4,475
3.000% due 05/15/2047	60,435	60,612
3.125% due 02/15/2042 (l)	74,170	76,505
3.125% due 08/15/2044 (l)	70,025	71,977
3.375% due 05/15/2044 (p)	175,750	188,666
3.500% due 02/15/2039	707	776
3.625% due 02/15/2044	21,050	23,545
4.375% due 05/15/2040	6,695	8,288
6.125% due 11/15/2027 (n)	3,750	4,820
6.250% due 05/15/2030	5,950	8,070
U.S. Treasury Inflation Protected Securities (g)
0.375% due 07/15/2025 (n)	10,139	10,006
0.375% due 01/15/2027	119,439	116,332
U.S. Treasury Notes
1.375% due 09/30/2020 (n)(p)	34,200	33,383
1.500% due 08/15/2026 (n)	10,484	9,510
1.625% due 11/15/2022 (n)(p)	3,000	2,880
1.625% due 04/30/2023 (l)(n)(p)	219,100	209,139
1.625% due 05/31/2023 (l)(n)(p)	128,400	122,429
1.750% due 09/30/2022 (n)	37,000	35,759
1.750% due 01/31/2023 (n)(p)	1,000	963
1.875% due 01/31/2022 (n)(p)	9,222	9,012
1.875% due 02/28/2022 (n)(p)	7,370	7,197
1.875% due 04/30/2022 (n)	16,980	16,558
1.875% due 07/31/2022 (l)(n)(p)	1,895	1,844
2.000% due 11/30/2022 (n)	47,700	46,551
2.000% due 05/31/2024 (l)(n)(p)	6,800	6,545

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.000% due 06/30/2024 (l)(n)	$4,914	$4,727
2.000% due 08/15/2025 (l)(n)(p)	100,500	95,732
2.000% due 11/15/2026 (n)	16,400	15,459
2.125% due 12/31/2022 (n)	140,300	137,567
2.125% due 03/31/2024 (n)	24,900	24,176
2.125% due 05/15/2025 (l)(p)	74,115	71,346
2.250% due 10/31/2024 (p)	550	536
2.250% due 02/15/2027 (l)(n)(p)	216,399	207,875
2.250% due 11/15/2027 (l)	367,297	351,623
2.375% due 05/15/2027	141,873	137,570
2.750% due 02/15/2024 (p)	1,017	1,023
2.750% due 02/15/2028 (l)	186,857	186,837
U.S. Treasury STRIPS
0.000% due 08/15/2044 (f)	2,125	968
0.000% due 02/15/2045 (f)	34,200	15,318

Total U.S. Treasury Obligations (Cost $2,795,236)		2,717,357

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
American Home Mortgage Investment Trust
3.961% (US0006M + 1.750%) due 11/25/2045 ^~	1,112	878
Banc of America Alternative Loan Trust
5.750% due 11/25/2035 ^	797	764
Banc of America Funding Trust
2.012% (US0001M + 0.190%) due 10/20/2036 ~	2,602	2,341
2.102% (US0001M + 0.280%) due 06/20/2047 ~	2,000	1,737
2.272% (US0001M + 0.400%) due 05/25/2037 ^~	716	641
35.333% (- 6.5*US0001M + 46.150%) due 07/25/2047 ^~	1,100	1,875
BCAP LLC Trust
2.092% (US0001M + 0.220%) due 05/25/2047 ^~	1,732	1,588
3.617% due 07/26/2036 ~	330	278
Bear Stearns ALT-A Trust
2.192% (US0001M + 0.320%) due 08/25/2036 ~	996	1,009
3.766% due 03/25/2036 ^~	354	309
3.860% due 08/25/2036 ^~	1,497	1,178
Bear Stearns Asset-Backed Securities Trust
2.222% (US0001M + 0.350%) due 12/25/2035 ^~	520	364
2.872% (US0001M + 1.000%) due 08/25/2035 ~	217	191

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	35

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Berica ABS SRL
0.000% (EUR003M + 0.300%) due 12/31/2055 ~	EUR	2,448	$3,012
ChaseFlex Trust
2.212% (US0001M + 0.340%) due 08/25/2037 ~		$808	811
Citigroup Mortgage Loan Trust
3.588% due 03/25/2037 ^~		662	601
Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ^~		1,367	1,082
Countrywide Alternative Loan Trust
2.012% (US0001M + 0.190%) due 09/20/2046 ~		4,284	3,576
2.032% (US0001M + 0.160%) due 07/25/2036 ~		2,249	2,186
2.032% (US0001M + 0.210%) due 09/20/2046 ~		3,827	2,920
2.032% (US0001M + 0.160%) due 12/25/2046 ^~		311	307
2.042% (US0001M + 0.170%) due 11/25/2036 ~		342	327
2.062% (US0001M + 0.190%) due 09/25/2046 ^~		3,929	3,615
2.222% (US0001M + 0.350%) due 05/25/2037 ^~		1,116	652
6.000% due 03/25/2036 ^		1,494	1,232
6.000% due 05/25/2036 ^		140	113
6.500% due 12/25/2036 ^		540	405
Credit Suisse Mortgage Capital Certificates
3.634% due 04/28/2037 ~		3,053	2,489
Credit Suisse Mortgage Capital Trust
2.921% due 05/27/2037 ~		5,067	3,291
DBUBS Mortgage Trust
4.537% due 07/10/2044		300	312
Deutsche ALT-A Securities, Inc.
2.012% (US0001M + 0.140%) due 08/25/2037 ^~		577	577
HarborView Mortgage Loan Trust
2.162% (US0001M + 0.340%) due 06/20/2035 ~		1,806	1,775
2.308% (US0001M + 0.500%) due 01/19/2036 ~		3,536	2,793
3.565% due 06/19/2036 ^~		1,284	925
HSI Asset Loan Obligation Trust
6.000% due 09/25/2037 ^		198	184
JPMorgan Alternative Loan Trust
1.982% (US0001M + 0.110%) due 09/25/2036 ^~		593	682
3.701% due 05/25/2037 ^~		1,746	1,736
6.310% due 08/25/2036 ^		2,597	2,413
Lehman Mortgage Trust
6.000% due 07/25/2037 ^		497	482

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Merrill Lynch Mortgage Investors Trust
2.122% (US0001M + 0.250%) due 11/25/2035 ~	$16	$16
3.879% due 05/25/2033 ~	10	9
Morgan Stanley Mortgage Loan Trust
5.962% due 06/25/2036 ~	488	233
Morgan Stanley Re-REMIC Trust
5.500% due 01/26/2037 ~	52	54
New Century Alternative Mortgage Loan Trust
6.167% due 07/25/2036 ^	1,366	797
Residential Accredit Loans, Inc. Trust
2.052% (US0001M + 0.180%) due 05/25/2036 ~	2,358	2,158
2.052% (US0001M + 0.180%) due 09/25/2036 ~	977	918
2.062% (US0001M + 0.190%) due 08/25/2036 ~	1,977	1,839
2.062% (US0001M + 0.190%) due 09/25/2036 ~	1,877	1,764
2.222% (US0001M + 0.350%) due 08/25/2035 ^~	3,037	2,697
3.919% due 07/25/2035 ~	476	452
4.467% due 01/25/2036 ^~	2,675	2,326
4.608% due 09/25/2035 ^~	320	281
Sequoia Mortgage Trust
2.022% (US0001M + 0.200%) due 05/20/2035 ~	212	208
Structured Adjustable Rate Mortgage Loan Trust
2.172% (US0001M + 0.300%) due 08/25/2036 ^~	1,514	1,249
3.599% due 05/25/2036 ^~	2,279	2,103
3.599% due 07/25/2036 ^~	2,911	2,672
3.652% due 02/25/2036 ^~	1,301	1,262
Thornburg Mortgage Securities Trust
3.435% due 09/25/2037 ~	23	23
Wachovia Mortgage Loan Trust LLC
3.683% due 10/20/2035 ^~	319	318
3.686% due 05/20/2036 ^~	1,053	960
WaMu Mortgage Pass-Through Certificates Trust
3.396% due 07/25/2037 ^~	724	676
Washington Mutual Mortgage Pass-Through Certificates Trust
2.123% (12MTA + 0.840%) due 11/25/2046 ~	2,026	1,719
6.000% due 07/25/2036	371	307
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	264	248

Total Non-Agency Mortgage-Backed Securities (Cost $61,498)		76,940

36	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 2.1%
Aames Mortgage Investment Trust
3.072% (US0001M + 1.200%) due 06/25/2035 ~	$4,000	$3,861
AASET Trust
3.967% due 05/16/2042	5,964	5,952
ACE Securities Corp. Home Equity Loan Trust
2.032% (US0001M + 0.160%) due 08/25/2036 ^~	1,809	660
2.072% (US0001M + 0.200%) due 12/25/2036 ~	6,110	2,611
AIM Aviation Finance Ltd.
4.213% due 02/15/2040	5,433	5,434
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.562% (US0001M + 0.690%) due 07/25/2035 ~	1,716	1,724
Apollo Aviation Securitization Equity Trust
4.875% due 03/17/2036	4,772	4,890
Argent Securities Trust
1.982% (US0001M + 0.110%) due 09/25/2036 ~	2,004	878
2.142% (US0001M + 0.270%) due 05/25/2036 ~	1,584	627
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.252% (US0001M + 0.380%) due 02/25/2036 ~	3,542	2,788
Asset-Backed Funding Certificates Trust
2.002% (US0001M + 0.130%) due 01/25/2037 ~	5,700	4,259
2.012% (US0001M + 0.140%) due 10/25/2036 ~	3,603	3,374
Asset-Backed Securities Corp. Home Equity Loan Trust
3.747% (US0001M + 1.875%) due 09/25/2034 ~	1,194	1,239
Bear Stearns Asset-Backed Securities Trust
2.282% (US0001M + 0.410%) due 12/25/2035 ~	284	285
2.312% (US0001M + 0.440%) due 12/25/2035 ^~	6,863	6,680
Blackbird Capital Aircraft Lease Securitization Ltd.
4.213% due 12/16/2041	5,563	5,656
Business Jet Securities LLC
4.335% due 02/15/2033	4,193	4,207
Citigroup Mortgage Loan Trust
2.132% (US0001M + 0.260%) due 03/25/2036 ~	2,349	2,023
Countrywide Asset-Backed Certificates
2.012% (US0001M + 0.140%) due 07/25/2037 ^~	3,357	2,922

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.092% (US0001M + 0.220%) due 09/25/2047 ~	$917	$826
2.112% (US0001M + 0.240%) due 03/25/2036 ~	2,460	2,228
Countrywide Asset-Backed Certificates Trust
2.022% (US0001M + 0.150%) due 02/25/2037 ~	1,083	1,081
Credit-Based Asset Servicing and Securitization LLC
2.022% (US0001M + 0.150%) due 11/25/2036 ~	1,644	1,055
Eagle Ltd.
2.570% due 12/15/2039	609	606
ECAF Ltd.
3.473% due 06/15/2040	1,146	1,137
4.947% due 06/15/2040	6,931	7,047
Fremont Home Loan Trust
2.022% (US0001M + 0.150%) due 01/25/2037 ~	1,902	1,133
2.042% (US0001M + 0.170%) due 02/25/2037 ~	2,466	1,409
2.562% (US0001M + 0.690%) due 01/25/2035 ~	755	758
GSAA Home Equity Trust
3.556% due 03/25/2036 ~	2,417	1,664
Home Equity Loan Trust
2.212% (US0001M + 0.340%) due 04/25/2037 ~	3,100	2,428
JPMorgan Mortgage Acquisition Trust
2.022% (US0001M + 0.150%) due 01/25/2037 ~	2,171	2,165
KDAC Aviation Finance Ltd.
4.212% due 12/15/2042	5,091	5,087
Labrador Aviation Finance Ltd.
4.300% due 01/15/2042	12,979	13,198
Lehman XS Trust
2.052% (US0001M + 0.180%) due 06/25/2036 ~	825	809
Long Beach Mortgage Loan Trust
2.052% (US0001M + 0.180%) due 03/25/2046 ~	8,470	6,595
Mastr Asset Backed Securities Trust
2.372% (US0001M + 0.500%) due 10/25/2035 ^~	1,830	1,686
MASTR Asset-Backed Securities Trust
2.112% (US0001M + 0.240%) due 03/25/2036 ~	3,919	2,925
Merrill Lynch Mortgage Investors Trust
2.042% (US0001M + 0.170%) due 07/25/2037 ~	1,667	1,021
2.132% (US0001M + 0.260%) due 03/25/2037 ~	14,743	11,831
2.322% (US0001M + 0.450%) due 02/25/2047 ~	7,551	5,664

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	37

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
METAL LLC
4.581% due 10/15/2042	$13,958	$13,974
Morgan Stanley ABS Capital, Inc. Trust
2.012% (US0001M + 0.140%) due 10/25/2036 ~	1,371	843
2.022% (US0001M + 0.150%) due 11/25/2036 ~	2,153	1,497
2.022% (US0001M + 0.150%) due 12/25/2036 ~	1,019	659
2.022% (US0001M + 0.150%) due 02/25/2037 ~	5,267	3,452
2.052% (US0001M + 0.180%) due 02/25/2037 ~	14,071	7,111
2.072% (US0001M + 0.200%) due 02/25/2037 ~	691	455
2.092% (US0001M + 0.220%) due 10/25/2036 ~	1,499	931
2.102% (US0001M + 0.230%) due 02/25/2037 ~	5,362	2,727
2.122% (US0001M + 0.250%) due 08/25/2036 ~	8,473	5,578
3.122% (US0001M + 1.250%) due 07/25/2037 ~	2,100	1,839
Morgan Stanley Home Equity Loan Trust
1.972% (US0001M + 0.100%) due 04/25/2037 ~	321	212
2.222% (US0001M + 0.350%) due 04/25/2037 ~	1,531	1,039
National Collegiate Student Loan Trust
1.881% (US0001M + 0.260%) due 02/26/2029 ~	712	698
1.891% (US0001M + 0.270%) due 03/26/2029 ~	272	268
NovaStar Mortgage Funding Trust
2.022% (US0001M + 0.150%) due 03/25/2037 ~	1,455	768
2.082% (US0001M + 0.210%) due 01/25/2037 ~	5,494	2,706
2.122% (LIBOR01M + 0.250%) due 10/25/2036 ~	1,525	1,128
Option One Mortgage Loan Trust
2.012% (US0001M + 0.140%) due 01/25/2037 ~	5,969	3,957
Renaissance Home Equity Loan Trust
7.238% due 09/25/2037 ^	13,014	7,309
Residential Asset Mortgage Products Trust
2.102% (LIBOR01M + 0.230%) due 12/25/2035 ~	11,703	9,334
2.492% (US0001M + 0.620%) due 05/25/2035 ~	4,219	4,247
S-Jets Ltd.
3.967% due 08/15/2042	12,494	12,518
Sapphire Aviation Finance Ltd.
4.250% due 03/15/2040 «	11,400	11,413

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Securitized Asset-Backed Receivables LLC Trust
2.122% (US0001M + 0.250%) due 03/25/2036 ~		$1,648	$1,236
Soundview Home Loan Trust
2.042% (US0001M + 0.170%) due 06/25/2036 ~		2,649	2,625
Specialty Underwriting & Residential Finance Trust
2.022% (US0001M + 0.150%) due 06/25/2037 ~		764	507
2.142% (US0001M + 0.270%) due 04/25/2037 ~		1,652	1,003
2.172% (US0001M + 0.300%) due 12/25/2036 ~		5,008	4,677
4.409% due 02/25/2037 ^		2,011	1,139
Sprite Ltd.
4.250% due 12/15/2037		9,121	9,099
Structured Asset Investment Loan Trust
2.022% (US0001M + 0.150%) due 09/25/2036 ~		1,292	1,245
2.032% (US0001M + 0.160%) due 05/25/2036 ~		659	624
Structured Asset Securities Corp. Mortgage Loan Trust
2.372% (US0001M + 0.500%) due 11/25/2037 ~		8,000	7,062
Thunderbolt Aircraft Lease Ltd.
4.212% due 05/17/2032		3,480	3,542

Total Asset-Backed Securities (Cost $237,867)			259,845

SOVEREIGN ISSUES 2.1%
Argentina Government International Bond
2.500% due 12/31/2038		11,800	7,865
5.250% due 01/15/2028	EUR	8,100	9,742
5.875% due 01/11/2028		$4,700	4,429
6.250% due 11/09/2047	EUR	7,000	8,004
6.875% due 01/26/2027		$38,506	39,315
7.500% due 04/22/2026		31,400	33,614
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	106,500	5,435
27.250% due 06/21/2020 ~		366,750	19,393
Corp. Financiera de Desarrollo S.A.
3.250% due 07/15/2019		$3,600	3,605
Indonesia Government International Bond
2.875% due 07/08/2021	EUR	1,600	2,114
Iraq Government International Bond
6.752% due 03/09/2023		$1,750	1,780
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (g)	EUR	1,128	1,421
Junta de Castilla y Leon
6.505% due 03/01/2019		1,200	1,566

38	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Kuwait International Government Bond
3.500% due 03/20/2027		$34,700	$34,092
Mexico Government International Bond
4.600% due 02/10/2048		2,900	2,754
Poland Government International Bond
2.500% due 07/25/2026	PLN	63,700	17,943
3.250% due 07/25/2025		9,600	2,873
Saudi Government International Bond
2.375% due 10/26/2021		$15,000	14,463
2.875% due 03/04/2023		14,200	13,687
3.625% due 03/04/2028		30,300	28,824
Slovenia Government International Bond
4.125% due 02/18/2019		300	304
5.250% due 02/18/2024		1,550	1,717
South Africa Government International Bond
10.500% due 12/21/2026	ZAR	129,400	12,646
Ukraine Government International Bond
7.375% due 09/25/2032		$2,300	2,222

Total Sovereign Issues (Cost $275,752)			269,808

		SHARES
COMMON STOCKS 0.0%

CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (d)		441,790	9
Urbi Desarrollos Urbanos S.A.B. de C.V. (d)		141,128	52

Total Common Stocks (Cost $10,278)			61

WARRANTS 0.0%

UTILITIES 0.0%
Dynegy, Inc. - Exp. 02/02/2024		11,865	3

Total Warrants (Cost $31)			3

CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% (h)		7,750	10,005
Welltower, Inc.
6.500% (h)		84,000	4,711

Total Convertible Preferred Securities (Cost $9,723)			14,716

		SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.2%
AgriBank FCB
6.875% (US0003M + 4.225%) due 01/01/2024 ~(h)		30,000	$3,242
CoBank ACB
6.200% (US0003M + 3.744%) due 01/01/2025 ~(h)		106,000	11,567
6.250% (US0003M + 4.557%) due 10/01/2022 ~(h)		25,000	2,650
Farm Credit Bank of Texas
10.000% due 12/15/2020 (h)(j)		13,000	15,275

			32,734

UTILITIES 0.1%
SCE Trust
5.000% due 06/26/2022 (h)		341,100	7,752

Total Preferred Securities (Cost $37,901)			40,486

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.6%

CERTIFICATES OF DEPOSIT 0.2%
Barclays Bank PLC
1.940% due 09/04/2018		$28,500	28,436

REPURCHASE AGREEMENTS (k) 0.0%
			207

SHORT-TERM NOTES 0.1%
Harris Corp.
2.431% due 02/27/2019 ~		6,400	6,402

ARGENTINA TREASURY BILLS 0.3%
4.624% due 09/14/2018 (e)(f)	ARS	806,027	39,885

JAPAN TREASURY BILLS 1.0%
(0.174)% due 04/16/2018 - 05/21/2018 (e)(f)	JPY	14,057,000	132,133

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	39

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.0%
1.530% due 04/19/2018 (e)(f)(n)(p)	$955	$954

Total Short-Term Instruments (Cost $208,865)		208,017

Total Investments in Securities (Cost $13,865,911)		13,810,974

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.6%

SHORT-TERM INSTRUMENTS 0.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.6%
PIMCO Short-Term Floating NAV Portfolio III	6,998,150	$69,163

Total Short-Term Instruments (Cost $69,162)		69,163

Total Investments in Affiliates (Cost $69,162)		69,163

Total Investments 109.9% (Cost $13,935,073)		$13,880,137

Financial Derivative Instruments (m)(o) 0.1% (Cost or Premiums, net $33,904)		11,233

Other Assets and Liabilities, net (10.0)%		(1,260,356)

Net Assets 100.0%		$12,631,014

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.

40	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

March 31, 2018

(j)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AWAS Aviation Capital Ltd.	4.870%	10/03/2021	10/02/2014	$15,450	$15,569	0.12%
Delta Air Lines, Inc.	3.800	05/09/2019	05/05/2014	2,804	2,801	0.02
Delta Air Lines, Inc.	4.202	09/30/2019	09/29/2014	14,949	14,953	0.12
Farm Credit Bank of Texas	10.000	12/15/2020	08/26/2010 - 12/03/2010	13,262	15,275	0.12
Norwegian Air Shuttle	4.110	06/24/2026	06/25/2014	12,499	12,175	0.10
Norwegian Air Shuttle	5.860	06/24/2021	06/25/2014	7,014	7,054	0.06
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	6,000	6,507	0.05
Rise Ltd.	4.750	01/31/2021	02/11/2014 - 04/26/2016	5,980	5,988	0.05

				$77,958	$80,322	0.64%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(k)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$207	U.S. Treasury Notes 2.750% due 11/15/2023	$(213)	$207	$207

Total Repurchase Agreements						$(213)	$207	$207

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BCY	1.000%	03/23/2018	TBD	(3)	$(696)	$(696)
	1.100	03/23/2018	TBD	(3)	(3,061)	(3,062)
	1.200	03/23/2018	TBD	(3)	(1,832)	(1,832)
BSN	1.610	01/26/2018	04/24/2018		(10,351)	(10,382)
CFR	0.000	02/13/2018	TBD	(3)	(4,462)	(4,461)
DEU	(1.000)	03/14/2018	TBD	(3)	(815)	(814)
JML	0.500	02/09/2018	TBD	(3)	(1,045)	(1,045)
	0.900	01/11/2018	TBD	(3)	(1,112)	(1,114)
	1.250	03/15/2018	TBD	(3)	(1,211)	(1,211)
JPS	1.720	03/06/2018	05/14/2018		(24,937)	(24,970)
MEI	0.840	02/23/2018	04/09/2018		(476)	(476)
NOM	(0.500)	03/23/2018	TBD	(3)	(2,177)	(2,177)
	1.300	03/23/2018	TBD	(3)	(1,108)	(1,108)
RBC	1.720	03/05/2018	05/18/2018		(95,625)	(95,753)
SGY	1.850	03/29/2018	04/02/2018		(100,125)	(100,146)

Total Reverse Repurchase Agreements						$(249,247)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	41

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
BPG	2.250%	03/28/2018	04/04/2018	$(191)	$(191)
GSC	1.750	03/13/2018	04/13/2018	(20,624)	(20,613)
	1.750	03/21/2018	04/13/2018	(10,602)	(10,597)
UBS	1.560	01/05/2018	04/05/2018	(240,784)	(240,752)

Total Sale-Buyback Transactions					$(272,153)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BCY	$0	$(5,590)	$0	$(5,590)	$5,925	$335
BSN	0	(10,382)	0	(10,382)	10,435	53
CFR	0	(4,461)	0	(4,461)	4,212	(249)
DEU	0	(814)	0	(814)	806	(8)
FICC	207	0	0	207	(213)	(6)
JML	0	(3,370)	0	(3,370)	3,248	(122)
JPS	0	(24,970)	0	(24,970)	25,096	126
MEI	0	(476)	0	(476)	458	(18)
NOM	0	(3,285)	0	(3,285)	3,354	69
RBC	0	(95,753)	0	(95,753)	95,145	(608)
SGY	0	(100,146)	0	(100,146)	99,989	(157)

Master Securities Forward Transaction Agreement
BPG	0	0	(191)	(191)	191	(0)
GSC	0	0	(31,210)	(31,210)	31,239	29
UBS	0	0	(240,752)	(240,752)	243,069	2,317

Total Borrowings and Other Financing Transactions	$207	$(249,247)	$(272,153)

42	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

March 31, 2018

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(476)	$0	$(17,520)	$(17,996)
U.S. Treasury Obligations	0	(110,528)	(120,723)	0	(231,251)

Total	$0	$(111,004)	$(120,723)	$(17,520)	$(249,247)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(272,153)	0	0	(272,153)

Total	$0	$(272,153)	$0	$0	$(272,153)

Total Borrowings	$0	$(383,157)	$(120,723)	$(17,520)	$(521,400)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(521,400)

(l)	Securities with an aggregate market value of $524,076 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2017 was $(831,277) at a weighted average interest rate of 1.136%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(48) of deferred price drop.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	$ 119.500	05/25/2018	257	$257	$(90)	$(52)
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	122.000	05/25/2018	257	257	(70)	(108)
Put - CBOT U.S. Treasury 10-Year Note May 2018 Futures	118.000	04/20/2018	800	800	(187)	(12)
Put - CBOT U.S. Treasury 10-Year Note May 2018 Futures	119.000	04/20/2018	738	738	(206)	(12)
Call - CBOT U.S. Treasury 10-Year Note May 2018 Futures	121.000	04/20/2018	738	738	(218)	(404)

					$(771)	$(588)

Total Written Options					$(771)	$(588)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	43

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Australia Government 10-Year Bond June Futures	06/2018	5	AUD	498	$8	$2	$0
U.S. Treasury 5-Year Note June Futures	06/2018	8,436	$	965,592	4,171	923	0
U.S. Treasury 10-Year Note June Futures	06/2018	9,076		1,099,472	9,712	2,127	0

					$13,891	$3,052	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Call Options Strike @ EUR 159.500 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	295	EUR	(309)	$(165)	$0	$(18)
Euro-Bund 10-Year Bond June Futures	06/2018	73		(14,320)	(225)	0	(18)
Put Options Strike @ EUR 155.000 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	295		(22)	174	11	0
United Kingdom Long Gilt June Futures	06/2018	142	GBP	(24,469)	(481)	0	(136)

					$(697)	$11	$(172)

Total Futures Contracts					$13,194	$3,063	$(172)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Aetna, Inc.	(1.000)%	Quarterly	12/20/2020	0.176%	$ 13,100	$(355)	$63	$(292)	$1	$0
Darden Restaurants, Inc.	(1.000)	Quarterly	06/20/2020	0.155	11,500	(222)	6	(216)	0	0
ERP Operating LP	(1.000)	Quarterly	12/20/2020	0.200	3,800	(86)	4	(82)	0	0
Kinder Morgan Energy Partners LP	(1.000)	Quarterly	03/20/2019	0.082	400	(4)	0	(4)	0	0
Newmont Mining Corp.	(1.000)	Quarterly	12/20/2020	0.271	7,000	15	(153)	(138)	3	0

						$(652)	$(80)	$(732)	$4	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Anadarko Petroleum Corp.	1.000%	Quarterly	06/20/2021	0.396%	$	7,000	$(136)	$270	$134	$1	$0
Anadarko Petroleum Corp.	1.000	Quarterly	12/20/2021	0.555		10,600	(304)	476	172	0	(5)

44	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

March 31, 2018

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Anadarko Petroleum Corp.	1.000%	Quarterly	06/20/2022	0.674%	$	11,700	$(123)	$279	$156	$4	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2020	0.224		22,500	315	74	389	5	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.418		28,750	198	408	606	0	(1)
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2022	0.479		36,650	416	362	778	12	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.569		22,400	463	(26)	437	0	(1)
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2023	0.640		19,400	(120)	465	345	6	0
Berkshire Hathaway, Inc.	1.000	Quarterly	03/20/2024	0.767		10,000	(132)	263	131	0	(9)
Chesapeake Energy Corp.	5.000	Quarterly	12/20/2021	5.402		2,500	(7)	(21)	(28)	0	(6)
Daimler AG	1.000	Quarterly	12/20/2020	0.311	EUR	10,100	167	74	241	0	(5)
DISH DBS Corp.	5.000	Quarterly	12/20/2022	4.768	$	8,500	461	(367)	94	0	0
Enbridge, Inc.	1.000	Quarterly	12/20/2021	0.667		10,000	(271)	393	122	0	(6)
Exelon Generation Co. LLC	1.000	Quarterly	12/20/2021	0.635		800	(31)	42	11	0	0
Exelon Generation Co. LLC	1.000	Quarterly	06/20/2022	0.745		9,800	(272)	375	103	0	0
Ford Motor Co.	5.000	Quarterly	12/20/2021	0.781		9,200	1,422	(28)	1,394	0	(3)
Ford Motor Co.	5.000	Quarterly	12/20/2023	1.558		2,000	365	(6)	359	0	(2)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2021	0.542		16,700	2,573	(231)	2,342	0	(25)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2021	0.766		2,300	391	(41)	350	0	(7)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2022	0.934		3,800	658	(37)	621	0	(11)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2022	1.141		15,700	2,910	(222)	2,688	0	(69)
General Motors Co.	5.000	Quarterly	06/20/2022	0.833		2,600	443	(7)	436	2	0
Goldman Sachs Group, Inc.	1.000	Quarterly	09/20/2020	0.361		4,000	61	2	63	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2021	0.427		12,200	180	41	221	2	0
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2021	0.495		16,000	212	81	293	0	(3)
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2022	0.547		6,100	68	44	112	0	0
HCP, Inc.	1.000	Quarterly	12/20/2020	0.586		10,000	(142)	255	113	0	(6)
Hess Corp.	1.000	Quarterly	06/20/2021	0.544		45,000	(1,511)	2,165	654	0	0
MBIA, Inc.	5.000	Quarterly	12/20/2019	5.540		6,300	(773)	730	(43)	0	(18)
MetLife, Inc.	1.000	Quarterly	03/20/2022	0.446		2,800	(4)	64	60	0	(1)
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.478		34,500	305	428	733	0	(5)
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.582		40,500	818	(53)	765	0	(21)
MetLife, Inc.	1.000	Quarterly	12/20/2023	0.765		2,800	(69)	105	36	0	(4)
Morgan Stanley	1.000	Quarterly	06/20/2020	0.329		66,700	1,037	(38)	999	8	0
Morgan Stanley	1.000	Quarterly	06/20/2022	0.530		5,000	63	33	96	1	0
Schaeffler Finance BV	5.000	Quarterly	06/20/2022	0.721	EUR	11,300	2,457	78	2,535	0	(3)
Shell International Finance BV	1.000	Quarterly	06/20/2022	0.263		600	9	14	23	0	0
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.691	$	5,900	99	(16)	83	0	(2)
Simon Property Group LP	1.000	Quarterly	06/20/2022	0.551		23,000	72	349	421	0	(10)
Sprint Communications, Inc.	5.000	Quarterly	09/20/2020	1.789		12,300	552	408	960	0	(34)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2022	0.568		1,800	35	0	35	0	0
Viacom, Inc.	1.000	Quarterly	03/20/2021	0.426		4,700	60	19	79	3	0

							$12,915	$7,204	$20,119	$44	$(257)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	45

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-22 5-Year Index	1.000%	Quarterly	06/20/2019	$6,600	$98	$(33)	$65	$2	$0
CDX.IG-23 5-Year Index	1.000	Quarterly	12/20/2019	1,900	28	(4)	24	1	0
CDX.IG-25 5-Year Index	1.000	Quarterly	12/20/2020	193,000	2,789	668	3,457	104	0
CDX.IG-27 5-Year Index	1.000	Quarterly	12/20/2021	39,800	634	151	785	30	0
CDX.IG-28 5-Year Index	1.000	Quarterly	06/20/2022	294,000	5,467	32	5,499	238	0
CDX.IG-29 5-Year Index	1.000	Quarterly	12/20/2022	564,800	13,146	(2,471)	10,675	500	0
CDX.IG-30 5-Year Index	1.000	Quarterly	06/20/2023	1,127,600	19,576	(569)	19,007	1,115	0

					$41,738	$(2,226)	$39,512	$1,990	$0

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month NZD-BBR	5.000%	Semi-Annual	12/17/2024	NZD	80,800	$7,257	$1,426	$8,683	$294	$0
Pay(6)	3-Month PLN-WIBOR	2.500	Annual	09/19/2023	PLN	144,000	(156)	150	(6)	9	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027	$	2,500	13	(62)	(49)	5	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		2,050	30	111	141	0	(12)
Receive(6)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		128,500	9,720	(818)	8,902	0	(639)
Pay(6)	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023	ZAR	1,574,900	173	(34)	139	0	(598)
Pay(6)	3-Month ZAR-JIBAR	7.750	Quarterly	06/20/2028		814,300	(10)	423	413	0	(445)
Pay(6)	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		100,000	0	21	21	0	(58)
Receive(6)	6-Month EUR-EURIBOR	1.000	Annual	06/20/2028	EUR	76,700	(267)	383	116	0	(91)
Receive(6)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028		66,500	(932)	(520)	(1,452)	0	(82)
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	09/19/2048		11,600	223	(163)	60	22	0
Pay(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023	GBP	74,500	48	342	390	283	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		188,300	4,488	(3,275)	1,213	0	(987)
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		41,700	(2,086)	(1,275)	(3,361)	0	(350)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028	JPY	25,274,400	386	(536)	(150)	90	0
Receive(6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		14,860,000	(434)	(708)	(1,142)	76	0
Receive(6)	6-Month JPY-LIBOR	0.415	Semi-Annual	03/25/2029		1,330,000	0	(58)	(58)	7	0
Receive	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		1,515,000	(1,734)	90	(1,644)	8	0
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		1,315,000	(2,455)	230	(2,225)	16	0
Pay	28-Day MXN-TIIE	7.500	Lunar	06/02/2021	MXN	21,300	11	(8)	3	2	0
Pay	28-Day MXN-TIIE	5.610	Lunar	07/07/2021		139,600	(444)	31	(413)	11	0

46	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

March 31, 2018

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	28-Day MXN-TIIE	5.798%	Lunar	09/06/2021	MXN	103,000	$(325)	$42	$(283)	$9	$0
Pay	28-Day MXN-TIIE	5.840	Lunar	09/14/2021		219,300	(629)	27	(602)	19	0
Pay	28-Day MXN-TIIE	5.810	Lunar	09/29/2021		150,900	(447)	28	(419)	13	0
Pay	28-Day MXN-TIIE	5.750	Lunar	09/30/2021		112,500	(348)	24	(324)	10	0
Pay	28-Day MXN-TIIE	5.630	Lunar	10/11/2021		720,200	(2,418)	135	(2,283)	61	0
Pay	28-Day MXN-TIIE	7.278	Lunar	03/22/2022		13,800	0	(3)	(3)	2	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		930,000	0	1,008	1,008	115	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		603,000	65	577	642	74	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		1,403,000	519	1,022	1,541	173	0
Pay	28-Day MXN-TIIE	7.645	Lunar	01/03/2023		596,300	0	337	337	73	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		2,583,400	(1,736)	3,010	1,274	314	0
Pay	28-Day MXN-TIIE	7.615	Lunar	02/27/2023		2,735,200	0	1,372	1,372	335	0
Pay	28-Day MXN-TIIE	7.635	Lunar	02/28/2023		562,100	0	309	309	69	0
Pay	28-Day MXN-TIIE	5.740	Lunar	04/24/2023		438,100	(1,928)	164	(1,764)	46	0
Pay	28-Day MXN-TIIE	5.738	Lunar	04/25/2023		397,300	(1,752)	151	(1,601)	42	0
Pay	28-Day MXN-TIIE	5.925	Lunar	08/04/2023		358,500	(1,486)	155	(1,331)	40	0
Pay	28-Day MXN-TIIE	5.935	Lunar	08/04/2023		358,500	(1,476)	154	(1,322)	40	0
Pay	28-Day MXN-TIIE	7.710	Lunar	02/26/2025		70,000	11	35	46	14	0
Pay	28-Day MXN-TIIE	7.670	Lunar	03/05/2025		906,900	(31)	519	488	185	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		92,000	(522)	58	(464)	19	0
Pay	28-Day MXN-TIIE	7.380	Lunar	11/04/2026		39,400	(46)	15	(31)	9	0
Pay	28-Day MXN-TIIE	7.740	Lunar	02/22/2027		605,000	883	(604)	279	137	0
Pay	28-Day MXN-TIIE	7.730	Lunar	02/25/2027		584,900	387	(139)	248	132	0
Pay	28-Day MXN-TIIE	7.350	Lunar	09/30/2027		663,000	(96)	(681)	(777)	145	0
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		640,000	0	(823)	(823)	0	(148)
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		356,700	(52)	(413)	(465)	0	(83)
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		826,600	(336)	(791)	(1,127)	0	(192)
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		350,000	0	(193)	(193)	0	(80)
Pay	28-Day MXN-TIIE	6.190	Lunar	01/03/2035		273,900	(2,727)	189	(2,538)	65	0
Pay	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		800,200	75	(2,569)	(2,494)	249	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		100,000	0	(325)	(325)	31	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		1,071,000	1,688	(2,892)	(1,204)	0	(364)
Pay	CPURNSA	1.273	Maturity	09/30/2020	$	29,300	687	320	1,007	32	0
Pay	CPURNSA	1.303	Maturity	09/30/2020		7,550	166	82	248	8	0
Receive	UKRPI	0.050	Maturity	10/15/2031	GBP	38,600	344	1,098	1,442	0	(10)

							$2,301	$(2,852)	$(551)	$3,284	$(4,139)

Total Swap Agreements							$56,302	$2,046	$58,348	$5,322	$(4,396)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$ 0	$3,063	$5,322	$8,385	$(588)	$(172)	$(4,396)	$(5,156)

(n)	Securities with an aggregate market value of $239,775 and cash of $13,223 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	47

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(o)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2018	AUD	120,064	$	94,526	$2,311	$0
	04/2018	EUR	6,707		8,292	39	0
	05/2018	$	1,465	ARS	30,936	38	0
	05/2018		4,091	CAD	5,136	0	(102)
	05/2018		64,363	MXN	1,203,710	1,472	0
	05/2018		909	ZAR	10,718	0	(8)
	05/2018	ZAR	161,304	$	13,346	0	(214)
BPS	04/2018	BRL	90,880		27,899	371	0
	04/2018	$	27,342	BRL	90,880	185	0
	05/2018		8,619	ARS	180,479	119	0
	05/2018		27,819	BRL	90,880	0	(358)
	05/2018		1,031	MXN	19,042	10	0
	06/2018		4,747	ARS	96,648	0	(140)
CBK	04/2018	EUR	5,308	$	6,548	17	0
	04/2018	GBP	115,368		162,189	380	(54)
	04/2018	$	92,634	AUD	118,826	0	(1,369)
	05/2018	JPY	3,592,967	$	33,883	61	0
	05/2018	$	1,604	MXN	29,455	7	0
	07/2018		31,375	COP	90,224,832	784	0
GLM	04/2018	EUR	1,953	$	2,384	0	(19)
	04/2018	$	106,654	MXN	2,024,133	4,327	0
	05/2018	EUR	14,697	$	18,179	58	0
	05/2018	JPY	9,772,700		91,973	0	(20)
	05/2018	$	635	ZAR	7,520	0	(3)
	06/2018	CNH	4,654	$	732	0	(7)

48	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

March 31, 2018

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2018	COP	78,362,872	$	28,028	$97	$0
HUS	04/2018	BRL	90,880		27,342	0	(185)
	04/2018	CAD	10,000		7,924	162	0
	04/2018	$	27,823	BRL	90,880	0	(295)
	04/2018		169,486	GBP	119,198	0	(2,251)
	05/2018	GBP	119,198	$	169,691	2,250	0
	05/2018	$	595	MXN	11,112	13	0
	08/2018		2,500	ARS	51,725	0	(119)
JPM	04/2018	EUR	15,912	$	19,557	18	(40)
	04/2018	GBP	3,830		5,302	0	(72)
	04/2018	NZD	52,368		38,398	552	0
	04/2018	$	7,769	CAD	10,000	0	(7)
	04/2018		123,597	JPY	13,095,200	0	(520)
	05/2018	CAD	10,000	$	7,773	6	0
	07/2018	COP	11,184,000		4,000	14	0
	09/2018	$	8,343	ARS	177,300	0	(305)
MSB	04/2018	EUR	260,570	$	322,412	1,794	0
	04/2018	JPY	666,098		6,258	0	(2)
	05/2018		7,960,000		75,124	97	0
	07/2018	PLN	70,902		20,864	112	0
	08/2018	$	2,060	ARS	42,700	0	(89)
RBC	05/2018		3,980	CAD	5,000	0	(96)
SCX	04/2018		6,893	ARS	143,232	139	0
	06/2018	HKD	3,288	$	421	2	0
	06/2018	SGD	73,089		55,619	0	(226)
	06/2018	$	43,744	IDR	606,548,738	184	0
SOG	04/2018	PLN	72,626	$	21,674	458	0
	05/2018	$	51,490	RUB	2,961,043	0	(139)
	06/2018		40,589		2,328,251	0	(270)
	08/2018		2,072	ARS	43,000	0	(88)
SSB	04/2018		360,390	EUR	290,450	0	(3,006)
	04/2018		502	PLN	1,724	1	0
	05/2018	EUR	290,450	$	361,136	3,014	0
UAG	04/2018	JPY	13,031,002		124,043	1,564	0
	04/2018	$	38,182	NZD	52,367	0	(337)
	05/2018	JPY	5,200,000	$	49,072	60	0
	05/2018	NZD	52,368		38,177	333	0
	05/2018	$	118,560	JPY	12,429,102	0	(1,562)
	06/2018		29,692	INR	1,953,371	68	0

Total Forward Foreign Currency Contracts						$21,117	$(11,903)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450%	01/29/2019	$	197,500	$469	$383
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	02/18/2020		273,000	2,002	2,271
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019		31,300	933	1,080
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945	12/09/2019		34,300	1,646	2,162

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	49

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945%	12/11/2019	$	14,600	$689	$923
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	11/27/2018		599,600	1,469	198
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	12/04/2018		180,500	380	63
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.933	08/13/2018		17,500	1,820	467
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.230	02/19/2019		51,200	2,423	1,189
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019		26,600	807	918
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.340	10/04/2019		22,200	627	681
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	03/08/2019		18,100	1,222	595
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	03/18/2019		47,200	2,360	1,272
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.258	09/18/2019		20,400	632	704
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930	12/09/2019		48,200	2,217	3,107
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943	12/12/2019		15,900	763	1,009
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	12/16/2019		17,000	978	356
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.180	09/17/2018		8,700	812	119

								$22,249	$17,497

Total Purchased Options								$22,249	$17,497

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount			Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850%	05/16/2018	$		21,500	$(20)	$(15)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018			74,600	(81)	(87)
	Call - OTC iTraxx Europe 28 5-Year Index	Buy	0.475	05/16/2018		EUR	79,100	(66)	(69)
	Put - OTC iTraxx Europe 28 5-Year Index	Sell	0.750	05/16/2018			79,100	(110)	(41)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	$		37,000	(56)	(43)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018			13,700	(24)	(19)
	Call - OTC iTraxx Europe 28 5-Year Index	Buy	0.475	05/16/2018		EUR	140,600	(133)	(122)
	Put - OTC iTraxx Europe 28 5-Year Index	Sell	0.750	05/16/2018			140,600	(155)	(73)
	Put - OTC iTraxx Europe 29 5-Year Index	Sell	0.800	06/20/2018			35,700	(68)	(58)
CBK	Put - OTC CDX.IG-29 5-Year Index	Sell	0.700	04/18/2018	$		48,100	(63)	(15)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018			18,300	(21)	(21)
DBL	Call - OTC iTraxx Europe 28 5-Year Index	Buy	0.475	04/18/2018		EUR	152,300	(99)	(60)
	Put - OTC iTraxx Europe 28 5-Year Index	Sell	0.700	04/18/2018			152,300	(262)	(25)
DUB	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018	$		36,900	(50)	(19)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018			31,900	(53)	(45)
FBF	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018			88,400	(122)	(46)
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	06/20/2018			19,600	(31)	(28)
	Call - OTC iTraxx Europe 28 5-Year Index	Buy	0.475	04/18/2018		EUR	123,800	(114)	(49)
	Put - OTC iTraxx Europe 28 5-Year Index	Sell	0.700	04/18/2018			123,800	(137)	(21)

50	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

March 31, 2018

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
JPM	Put - OTC CDX.IG-29 5-Year Index	Sell	0.650%	04/18/2018	$	48,100	$(53)	$(26)
	Put - OTC CDX.IG-29 5-Year Index	Sell	0.750	04/18/2018		20,700	(29)	(4)
	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018		56,700	(57)	(30)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		21,300	(25)	(25)
MYC	Put - OTC CDX.IG-29 5-Year Index	Sell	0.750	05/16/2018		56,300	(59)	(38)
	Put - OTC CDX.IG-29 5-Year Index	Sell	0.900	06/20/2018		32,300	(48)	(24)

							$(1,936)	$(1,003)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Call - OTC EUR versus USD	$1.262	05/10/2018	EUR	38,400	$(197)	$(109)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$27,900	$(240)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	21,200	(273)	0

						$(513)	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940%	09/18/2019	$ 134,600	$(955)	$(1,759)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	150,900	(1,648)	(2,811)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/11/2019	64,200	(689)	(1,199)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.553	01/29/2019	39,500	(469)	(424)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.086	02/18/2020	26,000	(2,002)	(2,441)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180	11/27/2018	43,300	(407)	(124)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.200	11/27/2018	41,700	(529)	(128)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.210	11/27/2018	41,700	(542)	(132)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.173	12/04/2018	38,000	(380)	(111)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.900	08/13/2018	77,000	(1,820)	(350)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	02/19/2019	262,150	(2,681)	(2,036)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019	114,400	(807)	(1,495)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.040	10/04/2019	95,600	(642)	(1,100)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	51

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.970%	03/08/2019	$ 78,700	$(1,221)	$(688)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	03/18/2019	236,000	(2,382)	(1,790)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.940	09/18/2019	87,700	(637)	(1,146)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/09/2019	211,900	(2,225)	(3,948)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750	12/12/2019	70,200	(766)	(1,313)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/16/2019	74,900	(979)	(331)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	09/17/2018	38,300	(821)	(154)

							$(22,602)	$(23,480)

Total Written Options							$(25,248)	$(24,592)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(2)	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2022	1.314%	$	1,700	$(104)	$84	$0	$(20)
	Italy Government International Bond	1.000	Quarterly	12/20/2018	0.172		100	(5)	6	1	0
BPS	BHP Billiton Finance USA Ltd.	1.000	Quarterly	06/20/2021	0.279		800	(24)	42	18	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.314		200	(13)	11	0	(2)
	China Government International Bond	1.000	Quarterly	12/20/2020	0.327		1,400	(27)	52	25	0
	Indonesia Government International Bond	1.000	Quarterly	12/20/2022	0.928		2,200	(2)	10	8	0
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2019	0.690		37,700	(2,053)	2,237	184	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.754		6,600	(720)	750	30	0
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	0.872		15,500	(776)	829	53	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.414		1,900	(115)	85	0	(30)
BRC	Italy Government International Bond	1.000	Quarterly	12/20/2018	0.172		4,600	(229)	258	29	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.837		46,977	(655)	976	321	0
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	0.872		4,600	(237)	253	16	0
CBK	South Africa Government International Bond	1.000	Quarterly	06/20/2021	0.880		9,500	(793)	832	39	0
	Valeant Pharmaceuticals International, Inc.	5.000	Quarterly	12/20/2020	3.093		400	10	10	20	0
DBL	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.314		2,800	(185)	151	0	(34)

52	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

March 31, 2018

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(2)	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
DUB	Argentine Republic Government International Bond	5.000%	Quarterly	06/20/2022	2.262%	$	8,300	$693	$199	$892	$0
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.314		1,450	(75)	58	0	(17)
	Italy Government International Bond	1.000	Quarterly	12/20/2018	0.172		1,800	(84)	95	11	0
	Italy Government International Bond	1.000	Quarterly	06/20/2019	0.235		86,900	94	748	842	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2021	1.064		1,600	(145)	142	0	(3)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.264		3,700	(335)	302	0	(33)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.414		12,200	(758)	563	0	(195)
FBF	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.314		100	(7)	6	0	(1)
GST	American Tower Corp.	1.000	Quarterly	06/20/2021	1.215		12,500	(590)	512	0	(78)
	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	2.262		5,700	503	109	612	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.314		100	(6)	5	0	(1)
	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.488		2,800	(135)	77	0	(58)
	Enterprise Products Operating LLC	1.000	Quarterly	06/20/2021	0.452		6,000	(310)	414	104	0
	Italy Government International Bond	1.000	Quarterly	06/20/2021	0.468		64,200	(796)	1,879	1,083	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.976		14,800	(88)	109	21	0
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2019	0.690		9,600	(545)	592	47	0
	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	0.872		16,000	(798)	853	55	0
	Springleaf Finance Corp.	5.000	Quarterly	12/20/2021	1.913		700	(23)	99	76	0
	Teva Pharmaceutical Finance Co. BV	1.000	Quarterly	12/20/2019	1.235		6,100	(58)	36	0	(22)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.488		10,800	(531)	306	0	(225)
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.976		36,800	(240)	293	53	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.414		3,700	(225)	166	0	(59)
JPM	Petroleos Mexicanos	1.000	Quarterly	09/20/2020	0.872		2,800	(150)	160	10	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.264		8,250	(711)	637	0	(74)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.414		10,000	(627)	467	0	(160)
	SFR Group SA	5.000	Quarterly	12/20/2022	4.261	EUR	4,000	123	41	164	0
	Southern Co.	1.000	Quarterly	12/20/2022	0.572	$	13,400	166	93	259	0
MYC	Enterprise Products Operating LLC	1.000	Quarterly	06/20/2021	0.452		24,000	(795)	1,212	417	0
	Italy Government International Bond	1.000	Quarterly	12/20/2018	0.172		17,500	(815)	927	112	0
	Italy Government International Bond	1.000	Quarterly	03/20/2019	0.196		2,900	6	18	24	0
	Italy Government International Bond	1.000	Quarterly	06/20/2019	0.235		44,400	(173)	603	430	0
	ONEOK Partners LP	1.000	Quarterly	06/20/2021	0.551		10,000	(980)	1,123	143	0
NGF	South Africa Government International Bond	1.000	Quarterly	06/20/2021	0.880		9,500	(783)	822	39	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	53

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(2)	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
UAG	Argentine Republic Government International Bond	5.000%	Quarterly	06/20/2022	2.262%	$	6,000	$542	$103	$645	$0
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.314		3,300	(219)	179	0	(40)
	Park Aerospace Holdings Ltd. «	5.000	Quarterly	07/01/2020	3.514		4,300	252	(64)	188	0

								$(14,551)	$20,470	$6,971	$(1,052)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	CDX.HY-25 5-Year Index 25-35%	5.000%	Quarterly	12/20/2020	$ 4,700	$42	$530	$572	$0
	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	10,300	1,566	(81)	1,485	0
CBK	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	10,600	1,055	473	1,528	0
DUB	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	1,900	(187)	(33)	0	(220)
GST	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	8,900	752	531	1,283	0
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,200	(35)	30	0	(5)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	19,400	(2,958)	457	0	(2,501)
JPM	CDX.HY-27 5-Year Index 25-35%	5.000	Quarterly	12/20/2021	850	85	37	122	0
	CDX.HY-29 5-Year Index 25-35%	5.000	Quarterly	12/20/2022	1,200	191	(20)	171	0
JPS	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063	7,000	(993)	(674)	0	(1,667)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	1,400	(244)	63	0	(181)
MEI	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063	5,350	(751)	(523)	0	(1,274)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	4,400	(481)	(29)	0	(510)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	8,200	(1,431)	374	0	(1,057)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	4,200	(124)	107	0	(17)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	15,700	(1,108)	(713)	0	(1,821)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,800	(80)	68	0	(12)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,800	(52)	45	0	(7)

						$(4,753)	$642	$5,161	$(9,272)

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	CPURNSA	7.730%	Maturity	08/26/2025	$	5,500	$0	$208	$208	$0
CBK	Pay	3-Month NZD-BBR	5.000	Semi-Annual	12/17/2024	NZD	8,000	135	725	860	0
DUB	Pay	3-Month NZD-BBR	5.000	Semi-Annual	12/17/2024		24,200	432	2,169	2,601	0
GLM	Pay	6-Month CLP-CHILIBOR	3.270	Semi-Annual	11/14/2021	CLP	81,820,200	0	(228)	0	(228)
	Pay	6-Month CLP-CHILIBOR	3.520	Semi-Annual	11/16/2022		6,871,600	0	1	1	0
	Pay	6-Month CLP-CHILIBOR	3.778	Semi-Annual	11/14/2024		5,000,000	0	(31)	0	(31)

54	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

March 31, 2018

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
JPM	Pay	3-Month NZD-BBR	5.000%	Semi-Annual	12/17/2024	NZD	6,200	$109	$557	$666	$0

								$676	$3,401	$4,336	$(259)

Total Swap Agreements								$(18,628)	$24,513	$16,468	$(10,583)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$3,860	$6,819	$2,266	$12,945	$(324)	$(8,846)	$(20)	$(9,190)	$3,755	$(3,610)	$145
BPS	685	0	318	1,003	(498)	(43)	(32)	(573)	430	(290)	140
BRC	0	0	366	366	0	(272)	0	(272)	94	0	94
CBK	1,249	261	2,447	3,957	(1,423)	(640)	0	(2,063)	1,894	(991)	903
DBL	0	0	0	0	0	(85)	(34)	(119)	(119)	0	(119)
DUB	0	3,255	4,346	7,601	0	(5,045)	(468)	(5,513)	2,088	(1,890)	198
FBF	0	0	0	0	0	(46)	(1)	(47)	(47)	0	(47)
GLM	4,482	7,043	1	11,526	(49)	(9,216)	(259)	(9,524)	2,002	(1,390)	612
GST	0	0	3,281	3,281	0	(98)	(2,665)	(2,763)	518	(250)	268
HUS	2,425	0	53	2,478	(2,850)	0	(284)	(3,134)	(656)	829	173
JPM	590	0	1,392	1,982	(944)	(85)	(234)	(1,263)	719	(410)	309
JPS	0	0	0	0	0	0	(1,848)	(1,848)	(1,848)	1,924	76
MEI	0	0	0	0	0	0	(2,841)	(2,841)	(2,841)	2,834	(7)
MSB	2,003	0	0	2,003	(91)	0	0	(91)	1,912	(310)	1,602
MYC	0	119	1,126	1,245	0	(216)	(1,838)	(2,054)	(809)	410	(399)
NGF	0	0	39	39	0	0	0	0	39	0	39
RBC	0	0	0	0	(96)	0	0	(96)	(96)	0	(96)
SAL	0	0	0	0	0	0	(12)	(12)	(12)	0	(12)
SCX	325	0	0	325	(226)	0	0	(226)	99	0	99
SOG	458	0	0	458	(497)	0	0	(497)	(39)	917	878
SSB	3,015	0	0	3,015	(3,006)	0	0	(3,006)	9	0	9
UAG	2,025	0	833	2,858	(1,899)	0	(47)	(1,946)	912	(1,100)	(188)

Total Over the Counter	$21,117	$17,497	$16,468	$55,082	$(11,903)	$(24,592)	$(10,583)	$(47,078)

(p)	Securities with an aggregate market value of $7,209 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	55

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3,063	$3,063
Swap Agreements	0	2,038	0	0	3,284	5,322

	$0	$2,038	$0	$0	$6,347	$8,385

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$21,117	$0	$21,117
Purchased Options	0	0	0	0	17,497	17,497
Swap Agreements	0	12,132	0	0	4,336	16,468

	$0	$12,132	$0	$21,117	$21,833	$55,082

	$0	$14,170	$0	$21,117	$28,180	$63,467

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$588	$588
Futures	0	0	0	0	172	172
Swap Agreements	0	257	0	0	4,139	4,396

	$0	$257	$0	$0	$4,899	$5,156

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,903	$0	$11,903
Written Options	0	1,003	0	109	23,480	24,592
Swap Agreements	0	10,324	0	0	259	10,583

	$0	$11,327	$0	$12,012	$23,739	$47,078

	$0	$11,584	$0	$12,012	$28,638	$52,234

56	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

March 31, 2018

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$968	$968
Written Options	0	0	0	0	4,217	4,217
Futures	0	0	0	0	(22,191)	(22,191)
Swap Agreements	0	43,520	0	0	15,831	59,351

	$0	$43,520	$0	$0	$(1,175)	$42,345

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(50,284)	$0	$(50,284)
Purchased Options	0	0	0	0	(2,193)	(2,193)
Written Options	0	351	0	1,939	2,312	4,602
Swap Agreements	0	28,564	0	1	819	29,384

	$0	$28,915	$0	$(48,344)	$938	$(18,491)

	$0	$72,435	$0	$(48,344)	$(237)	$23,854

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$183	$183
Futures	0	0	0	0	12,678	12,678
Swap Agreements	0	(13,930)	0	0	(5,994)	(19,924)

	$0	$(13,930)	$0	$0	$6,867	$(7,063)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$12,861	$0	$12,861
Purchased Options	0	0	0	0	(1,663)	(1,663)
Written Options	0	933	0	88	(4,648)	(3,627)
Swap Agreements	0	(5,868)	0	0	882	(4,986)

	$0	$(4,935)	$0	$12,949	$(5,429)	$2,585

	$0	$(18,865)	$0	$12,949	$1,438	$(4,478)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$487,018	$143,188	$630,206
Corporate Bonds & Notes
Banking & Finance	0	4,435,446	11,886	4,447,332
Industrials	0	3,401,548	4,058	3,405,606
Utilities	0	946,145	0	946,145
Municipal Bonds & Notes
California	0	1,694	0	1,694
Colorado	0	8,909	0	8,909
Illinois	0	16,839	0	16,839
Michigan	0	2,444	0	2,444
Virginia	0	5,117	0	5,117
West Virginia	0	2,142	0	2,142
U.S. Government Agencies	0	755,201	2,106	757,307

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	57

Schedule of Investments PIMCO Investment Grade Corporate Bond Fund (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
U.S. Treasury Obligations	$0	$2,717,357	$0	$2,717,357
Non-Agency Mortgage-Backed Securities	0	76,940	0	76,940
Asset-Backed Securities	0	248,432	11,413	259,845
Sovereign Issues	0	269,808	0	269,808
Common Stocks
Consumer Discretionary	61	0	0	61
Warrants
Utilities	3	0	0	3
Convertible Preferred Securities
Banking & Finance	0	14,716	0	14,716
Preferred Securities
Banking & Finance	0	32,734	0	32,734
Utilities	0	7,752	0	7,752
Short-Term Instruments
Certificates of Deposit	0	28,436	0	28,436
Repurchase Agreements	0	207	0	207
Short-Term Notes	0	6,402	0	6,402
Argentina Treasury Bills	0	39,885	0	39,885
Japan Treasury Bills	0	132,133	0	132,133
U.S. Treasury Bills	0	954	0	954
	$64	$13,638,259	$172,651	$13,810,974

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$69,163	$0	$0	$69,163

Total Investments	$69,227	$13,638,259	$172,651	$13,880,137

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,063	5,322	0	8,385
Over the counter	0	54,894	188	55,082
	$3,063	$60,216	$188	$63,467

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(184)	(4,972)	0	(5,156)
Over the counter	0	(47,078)	0	(47,078)
	$(184)	$(52,050)	$0	$(52,234)

Total Financial Derivative Instruments	$2,879	$8,166	$188	$11,233
Totals	$72,106	$13,646,425	$172,839	$13,891,370

There were no significant transfers among Levels 1 and 2 during the period ended March 31, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2018:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases(1)	Net Sales(1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2018(2)
Investments in Securities, at Value
Loan Participations and Assignments	$148,076	$78,430	$(80,136)	$4	$(344)	$104	$0	$(2,946)	$143,188	$188
Corporate Bonds & Notes
Banking & Finance	18,623	0	0	(76)	0	391	0	(7,052)	11,886	575
Industrials	13,787	0	(553)	(16)	(15)	(209)	0	(8,936)	4,058	174
U.S. Government Agencies	1,994	0	(37)	51	15	83	0	0	2,106	82

58	PIMCO INVESTMENT GRADE CORPORATE BOND FUND	See Accompanying Notes

March 31, 2018

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases(1)	Net Sales(1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2018(2)
Asset-Backed Securities	$6,360	$11,395	$(951)	$0	$0	$43	$0	$(5,434)	$11,413	$19

	$188,840	$89,825	$(81,677)	$(37)	$(344)	$412	$0	$(24,368)	$172,651	$1,038

Financial Derivative Instruments - Assets
Over the counter	$0	$252	$0	$0	$0	$(64)	$0	$0	$188	$(64)

Totals	$188,840	$90,077	$(81,677)	$(37)	$(344)	$348	$0	$(24,368)	$172,839	$974

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$19,694	Other Valuation Techniques(3)	—	—
	102,117	Proxy Pricing	Base Price	96.750-100.625
	21,377	Third Party Vendor	Broker Quote	100.000-100.625
Corporate Bonds & Notes
Banking & Finance	6,507	Reference Instrument	OAS Spread	490.400bps
	5,379	Reference Instrument	Spread movement	318.000bps
Industrials	4,058	Proxy Pricing	Base Price	104.400
U.S. Government Agencies	2,106	Proxy Pricing	Base Price	59.953
Asset-Backed Securities	11,413	Proxy Pricing	Base Price	99.953

Financial Derivative Instruments - Assets
Over the counter	188	Indicative Market Quotation	Broker Quote	4.201

Total	$172,839

(1)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	59

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class A and Class C shares of the PIMCO Investment Grade Corporate Bond Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

On March 23, 2018, PIMCO processed an automatic conversion of all Class D shares of the Fund into Class A shares of the Fund. Shareholders of Class D received Class A shares of equal value to their outstanding shares of Class D as of March 23, 2018. The conversion was tax-free and shareholders did not have to pay any sales charge, fee or other charge in connection with the conversion.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

60	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

March 31, 2018

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal

ANNUAL REPORT	MARCH 31, 2018	61

Notes to Financial Statements (Cont.)

period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05, which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of

62	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

March 31, 2018

information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing

ANNUAL REPORT	MARCH 31, 2018	63

Notes to Financial Statements (Cont.)

Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the

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Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or

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Notes to Financial Statements (Cont.)

methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads,

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default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the

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use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2018 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$284,181	$3,480,980	$(3,696,000)	$21	$(19)	$69,163	$780	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loan Participations, Assignments and Originations  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all

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Notes to Financial Statements (Cont.)

holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of March 31, 2018, the Fund had $ 49,336,267 in unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may

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exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities  (“PIKs”) may give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statement of Assets and Liabilities.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund at March 31, 2018 are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA

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Notes to Financial Statements (Cont.)

are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively.

Separate Trading of Registered Interest and Principal of Securities  (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

Warrants  are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit the Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and

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delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the

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Notes to Financial Statements (Cont.)

agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an

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agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and

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Notes to Financial Statements (Cont.)

subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in

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unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

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Notes to Financial Statements (Cont.)

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds,

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which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

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Notes to Financial Statements (Cont.)

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL RISKS

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

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Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over the counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

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Notes to Financial Statements (Cont.)

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash

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pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party

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Notes to Financial Statements (Cont.)

custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class P	Administrative Class	Class A	Class C
0.25%	0.25%	0.35%	0.25%	0.40%	0.40%

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

84	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

March 31, 2018

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended March 31, 2018, the Distributor retained $8,573,595 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000 and each other committee chair receives an additional annual retainer of $4,500. Each Trustee, other than the Trustees affiliated with PIMCO, or its affiliates, receives $775 for each Valuation Oversight Committee meeting attended. In addition, the Valuation Oversight Committee co-leads together receive an additional retainer of $11,500, which amount is divided evenly among the co-leads so that each individually receives an additional annual retainer of $5,750. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

ANNUAL REPORT	MARCH 31, 2018	85

Notes to Financial Statements (Cont.)

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. At March 31, 2018, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2018, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Purchases	Sales
$413,170	$218,679

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or

86	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

March 31, 2018

dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2018, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$8,170,008	$6,909,550	$5,663,851	$3,363,590

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 03/31/2018				Year Ended 03/31/2017
	Shares		Amount		Shares	Amount

Receipts for shares sold
Institutional Class	273,806		$2,869,081		349,431	$3,639,336
Class P	173,807		1,830,043		106,541	1,101,986
Administrative Class	9,646		101,538		15,183	157,264
Class D	30,219		318,431		34,987	362,356
Class A	102,251	(a)	1,056,317	(a)	34,837	360,954
Class C	9,625		101,434		16,716	173,643

Issued as reinvestment of distributions
Institutional Class	26,379		277,452		18,862	195,736
Class P	8,439		88,742		3,976	41,277
Administrative Class	809		8,507		1,079	11,221
Class D	2,602		27,423		2,099	21,785
Class A	3,866		40,665		3,014	31,278
Class C	1,517		15,962		1,233	12,795

Cost of shares redeemed
Institutional Class	(196,453)		(2,058,592)		(165,869)	(1,714,594)
Class P	(61,007)		(638,662)		(78,722)	(812,169)
Administrative Class	(6,433)		(67,544)		(31,997)	(327,689)
Class D	(96,542	)(a)	(995,260	)(a)	(23,662)	(244,283)
Class A	(31,305)		(328,543)		(34,423)	(355,768)
Class C	(15,324)		(160,781)		(14,436)	(148,958)
Net increase (decrease) resulting from Fund share transactions	235,902		$2,486,213		238,849	$2,506,170

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	On March 23, 2018, 68,491 Class D shares in the amount of $701,019 converted into Class A shares of the Fund.

ANNUAL REPORT	MARCH 31, 2018	87

Notes to Financial Statements (Cont.)

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2018, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of March 31, 2018, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences (3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)
PIMCO Investment Grade Corporate Bond Fund	$57,410	$12,519	$(86,882)	$(4,523)	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options, and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts, real estate investment trusts (REITs), convertible preferred securities, passive foreign investment companies (PFICs), sale/buyback transactions, straddle loss deferrals, and Lehman securities.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for distributions payable at fiscal year-end.
(4)	Capital losses available to offset future net capital gains expire in varying amounts as shown below.
(5)	Capital losses realized during the period November 1, 2017 through March 31, 2018 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2017 through March 31, 2018 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

88	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

March 31, 2018

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considereed all short-term under previous law.

As of March 31, 2018, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term
PIMCO Investment Grade Corporate Bond Fund	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of March 31, 2018, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)
PIMCO Investment Grade Corporate Bond Fund	$14,049,924	$289,465	$(380,295)	$(90,830)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to open wash sale loss deferrals, real estate investment trusts (REITs), convertible preferred securities, passive foreign investment companies (PFICs), unrealized gain or loss on certain futures, options, and forward contracts, realized and unrealized gain (loss) swap contracts, sale/buyback transactions, straddle loss deferrals, and Lehman securities.

For the fiscal years ended March 31, 2018 and March 31, 2017, respectively, the Fund made the following tax basis distributions (amounts in thousands†):

	March 31, 2018			March 31, 2017
	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)
PIMCO Investment Grade Corporate Bond Fund	$457,749	$46,450	$0	$353,315	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

16. SUBSEQUENT EVENTS

On February 13, 2018, the Board approved a proposal to change the name of Class P for all Funds of the Trust that offer such class to I-2. The name change occurred on April 27, 2018.

On May 15, 2018, the Board approved a proposal to change the name of the PIMCO Investment Grade Corporate Bond Fund to PIMCO Investment Grade Credit Bond Fund. The name change is expected to be effective on July 30, 2018.

There were no other subsequent events identified that require recognition or disclosure.

ANNUAL REPORT	MARCH 31, 2018	89

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO Investment Grade Corporate Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PIMCO Investment Grade Corporate Bond Fund (one of the funds constituting PIMCO Funds, referred to hereafter as the “Fund”) as of March 31, 2018, the related statement of operations for the year ended March 31, 2018, the statement of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2018 and the financial highlights for each of the five years in the period ended March 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 24, 2018

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

90	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	JML	JP Morgan Securities Plc
BOA	Bank of America N.A.	JPM	JP Morgan Chase Bank N.A.
BPG	BNP Paribas Securities Corp.	JPS	JP Morgan Securities, Inc.
BPS	BNP Paribas S.A.	MEI	Merrill Lynch International
BRC	Barclays Bank PLC	MSB	Morgan Stanley Bank, N.A
BSN	Bank of Nova Scotia	MYC	Morgan Stanley Capital Services, Inc.
CBK	Citibank N.A.	NGF	Nomura Global Financial Products, Inc.
CFR	Credit Suisse Securities (Europe) Ltd.	NOM	Nomura Securities International Inc.
DBL	Deutsche Bank AG London	RBC	Royal Bank of Canada
DEU	Deutsche Bank Securities, Inc.	SAL	Citigroup Global Markets, Inc.
DUB	Deutsche Bank AG	SCX	Standard Chartered Bank
FBF	Credit Suisse International	SGY	Societe Generale, New York
FICC	Fixed Income Clearing Corporation	SOG	Societe Generale
GLM	Goldman Sachs Bank USA	SSB	State Street Bank and Trust Co.
GSC	Goldman Sachs & Co.	UAG	UBS AG Stamford
GST	Goldman Sachs International	UBS	UBS Securities LLC
HUS	HSBC Bank USA N.A.

Currency Abbreviations:
ARS	Argentine Peso	IDR	Indonesian Rupiah
AUD	Australian Dollar	INR	Indian Rupee
BRL	Brazilian Real	JPY	Japanese Yen
CAD	Canadian Dollar	MXN	Mexican Peso
CLP	Chilean Peso	NZD	New Zealand Dollar
CNH	Chinese Renminbi (Offshore)	PLN	Polish Zloty
COP	Colombian Peso	RUB	Russian Ruble
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD (or $)	United States Dollar
HKD	Hong Kong Dollar	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	EUR003M	3 Month EUR Swap Rate
BADLARPP	Argentina Badlar Floating Rate Notes	LIBOR01M	1 Month USD-LIBOR
BP0003M	3 Month GBP-LIBOR	LIBOR03M	3 Month USD-LIBOR
CDX.HY	Credit Derivatives Index - High Yield	UKRPI	United Kingdom Retail Prices Index
CDX.IG	Credit Derivatives Index - Investment Grade	US0001M	1 Month USD Swap Rate
CMBX	Commercial Mortgage-Backed Index	US0003M	3 Month USD Swap Rate
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	US0006M	6 Month USD Swap Rate

Other Abbreviations:
ABS	Asset-Backed Security	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.
ALT	Alternate Loan Trust	PIK	Payment-in-Kind
BABs	Build America Bonds	REIT	Real Estate Investment Trust
BBR	Bank Bill Rate	REMIC	Real Estate Mortgage Investment Conduit
CHILIBOR	Chile Interbank Offered Rate	TBA	To-Be-Announced
DAC	Designated Activity Company	TBD	To-Be-Determined
EURIBOR	Euro Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles
JIBAR	Johannesburg Interbank Agreed Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
LIBOR	London Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate

ANNUAL REPORT	MARCH 31, 2018	91

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of the following Fund’s Fiscal 2018 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below:

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2018 was designated as ‘qualified dividend income’ as defined in the Act subject to reduced tax rates in 2018:

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s†)	Qualified Short-Term Capital Gain (000s†)
PIMCO Investment Grade Corporate Bond Fund	0.00%	0.00%	$383,908	$46,095

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2019, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2018.

92	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

Management of the Trust

(Unaudited)

The charts below identify the Trustees and executive officers of the Trust. Unless otherwise indicated, the address of all persons below is 650 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call PIMCO at (888) 87-PIMCO or visit the Funds’ website at www.pimco.com.

Name, Year of Birth and Position Held with Trust*	Term of Office and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Public Company and Investment Company Directorships Held by Trustee During the Past 5 Years
Interested Trustees[1]
Brent R. Harris (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO. Formerly, member of Executive Committee, PIMCO.	162	Chairman and Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors, Investment Company Institute.
Peter G. Strelow (1970) Trustee	05/2017 to present	Managing Director and Co-Chief Operating Officer, PIMCO. Formerly, Chief Administrative Officer, PIMCO.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
Independent Trustees
George E. Borst (1948) Trustee	04/2015 to present	Executive Advisor, McKinsey & Company (since 10/14); Formerly, Executive Advisor, Toyota Financial Services (10/13-12/14); and CEO, Toyota Financial Services (1/01-9/13).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, MarineMax Inc.
Jennifer Holden Dunbar (1963) Trustee	04/2015 to present	Managing Director, Dunbar Partners, LLC (business consulting and investments). Formerly, Partner, Leonard Green & Partners, L.P.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT; Director, PS Business Parks; Director, Big 5 Sporting Goods Corporation.
Kym M. Hubbard (1957) Trustee	02/2017 to present	Formerly, Global Head of Investments, Chief Investment Officer and Treasurer, Ernst & Young.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, State Auto Financial Corporation.
Gary F. Kennedy (1955) Trustee	04/2015 to present	Formerly, Senior Vice President, General Counsel and Chief Compliance Officer, American Airlines and AMR Corporation (now American Airlines Group) (1/03-1/14).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
Peter B. McCarthy (1950) Trustee	04/2015 to present	Formerly, Assistant Secretary and Chief Financial Officer, United States Department of Treasury; Deputy Managing Director, Institute of International Finance.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Ronald C. Parker (1951) Lead Independent Trustee	07/2009 to present Lead Independent Trustee - 02/2017 to present	Director of Roseburg Forest Products Company. Formerly, Chairman of the Board, The Ford Family Foundation; and President, Chief Executive Officer, Hampton Affiliates (forestry products).	162	Lead Independent Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Trustee, PIMCO Equity Series and PIMCO Equity Series VIT.

*	Unless otherwise noted, the information for the individuals listed is as of March 31, 2018.
[1]	Mr. Harris and Mr. Strelow are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.
†	Trustees serve until their successors are duly elected and qualified.

ANNUAL REPORT	MARCH 31, 2018	93

Management of the Trust (Cont.)

Executive Officers

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
Peter G. Strelow (1970) President	01/2015 to present Senior Vice President 11/2013 to 01/2015 Vice President 05/2008 to 11/2013	Managing Director and Co-Chief Operating Officer, PIMCO. President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Chief Administrative Officer, PIMCO.
David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Chief Legal Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management of America L.P.
Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Managing Director and Chief Compliance Officer, PIMCO. Chief Compliance Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Brent R. Harris (1959) Senior Vice President	01/2015 to present President 03/2009 to 01/2015	Managing Director, PIMCO. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, member of Executive Committee, PIMCO.
Joshua D. Ratner (1976)** Vice President - Senior Counsel, Secretary	11/2013 to present Assistant Secretary 10/2007 to 01/2011	Executive Vice President and Deputy General Counsel, PIMCO. Chief Legal Officer, PIMCO Investments LLC. Vice President - Senior Counsel, Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Vice President, Secretary and Chief Legal Officer, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Ryan G. Leshaw (1980) Assistant Secretary	05/2012 to present	Senior Vice President and Senior Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Associate, Willkie Farr & Gallagher LLP.
Wu-Kwan Kit (1981) Assistant Secretary	08/2017 to present	Vice President and Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Assistant General Counsel, VanEck Associates Corp.
Stacie D. Anctil (1969) Vice President	05/2015 to present Assistant Treasurer 11/2003 to 05/2015	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
William G. Galipeau (1974) Vice President	11/2013 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Eric D. Johnson (1970)** Vice President	05/2011 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Bijal Y. Parikh (1978) Vice President	02/2017 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Greggory S. Wolf (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Trent W. Walker (1974) Treasurer	11/2013 to present Assistant Treasurer 05/2007 to 11/2013	Executive Vice President, PIMCO. Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

94	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

(Unaudited)

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Executive Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Colleen D. Miller (1980)** Assistant Treasurer	02/2017 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Vice President Cohen & Steers Capital Management.
Christopher M. Morin (1980) Assistant Treasurer	08/2016 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Jason J. Nagler (1982)** Assistant Treasurer	05/2015 to present	Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Head of Mutual Fund Reporting, GMO and Assistant Treasurer, GMO Trust and GMO Series Trust Funds.

*

The term “PIMCO-Sponsored Closed-End Funds” as used herein includes: PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund Inc., PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO Dynamic Credit and Mortgage Income Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II and PIMCO Strategic Income Fund, Inc.; the term “PIMCO-Sponsored Interval Funds” as used herein includes: PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund.

**	The address of these officers is Pacific Investment Management Company LLC, 1633 Broadway, New York, New York 10019.

ANNUAL REPORT	MARCH 31, 2018	95

Privacy Policy1

The Funds2,3 consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ non-public personal information. The Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers or sub-advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial advisor or consultant, and/or from information captured on applicable websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any non-public personal information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds or their affiliates may also retain non-affiliated companies to market Fund shares or products which use Fund shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm and/or financial advisor or consultant.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal or account information to non-affiliated third parties in limited circumstances where the Funds believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect their rights or property, or upon reasonable request by any fund advised by PIMCO in which a shareholder has invested. In addition, the Funds may disclose information about a shareholder or a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, distributors or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds may share may include, for example, a shareholder’s participation in the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transactions with a shareholder, information captured on applicable websites, or other data about a shareholder’s accounts, subject

96	PIMCO INVESTMENT GRADE CORPORATE BOND FUND

(Unaudited)

to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

Information Collected from Websites

Websites maintained by the Funds or their service providers may use a variety of technologies to collect information that help the Funds and their service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. In addition, the Funds or their Service Affiliates may use third parties to place advertisements for the Funds on other websites, including banner advertisements. Such third parties may collect anonymous information through the use of cookies or action tags (such as web beacons). The information these third parties collect is generally limited to technical and web navigation information, such as your IP address, web pages visited and browser type, and does not include personally identifiable information such as name, address, phone number or email address. If you are a registered user of the Funds’ website, the Funds or their service providers or third party firms engaged by the Funds or their service providers may collect or share information submitted by you, which may include personally identifiable information. This information can be useful to the Funds when assessing and offering services and website features. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. The Funds do not look for web browser “do not track” requests.

Changes to the Privacy Policy

From time to time, the Funds may update or revise this privacy policy. If there are changes to the terms of this privacy policy, documents containing the revised policy on the relevant website will be updated.

1 Amended as of February 14, 2017.

2 PIMCO Investments LLC (“PI”) serves as the Funds’ distributor. This Privacy Policy applies to the activities of PI to the extent that PI regularly effects or engages in transactions with or for a Fund shareholder who is the record owner of such shares. For purposes of this Privacy Policy, references to “the Funds” shall include PI when acting in this capacity.

3 When distributing this Policy, a Fund may combine the distribution with any similar distribution of its investment adviser’s privacy policy. The distributed, combined policy may be written in the first person (i.e., by using “we” instead of “the Funds”).

ANNUAL REPORT	MARCH 31, 2018	97

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, Class P, Administrative Class

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

DST Asset Manager Solutions, Inc.

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF3021AR_033118

PIMCO Funds

Annual Report

March 31, 2018

PIMCO Unconstrained Bond Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Following is the PIMCO Funds Annual Report, which covers the 12-month reporting period ended March 31, 2018. On the subsequent pages you will find specific details regarding investment results and a discussion of factors that most affected performance over the reporting period.

For the 12-month reporting period ended March 31, 2018

The U.S. economy continued to expand during the reporting period. Looking back, U.S. gross domestic product (GDP) expanded at an annual pace of 3.1%, 3.2% and 2.9% during the second, third and fourth quarters of 2017, respectively. The Commerce Department’s initial reading — released after the reporting period had ended — showed that first quarter 2018 GDP grew at an annual pace of 2.3%.

The Federal Reserve (Fed) continued to normalize monetary policy during the reporting period. After raising interest rates in March and June 2017, the Fed again raised rates in December, moving the federal funds rate up to a range between 1.25% and 1.50%. In addition, in October 2017, the Fed started to reduce its balance sheet. Finally, at its March 2018 meeting, the Fed again increased rates to a range between 1.50% and 1.75%. The Fed also indicated that it expected to make two additional rate hikes in 2018, although this will be data-dependent.

Economic activity outside the U.S. also accelerated during the reporting period. Regardless, the European Central Bank (ECB) and Bank of Japan maintained their highly accommodative monetary policies. Other central banks took a more hawkish stance. In November 2017, the Bank of England instituted its first rate hike since 2007, and the Bank of Canada raised rates twice during the reporting period. Meanwhile, the ECB indicated that it may pare back its quantitative easing program in 2018.

The U.S. Treasury yield curve flattened during the reporting period, as short-term rates moved up more than their longer-term counterparts. The increase in rates at the short end of the yield curve was mostly due to Fed interest rate hikes. The yield on the benchmark 10-year U.S. Treasury note was 2.74% at the end of the reporting period, up from 2.40% on March 31, 2017. U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 0.43% over the 12 months ended March 31, 2018. Meanwhile the Bloomberg Barclays U.S. Aggregate Bond Index, a widely used index of U.S. investment grade bonds, returned 1.20% over the period. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, outperformed the broad U.S. market. While there were periods of volatility, they performed well given overall solid investor demand. The ICE BofAML U.S. High Yield Index returned 3.69% over the reporting period, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 3.34% over the reporting period. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 12.99% over the reporting period.

2	PIMCO UNCONSTRAINED BOND FUND

Global equities generally rose over the first 10 months of the period. This rally was driven by a number of factors, including improving global growth, corporate profits that often exceeded expectations and, in the U.S., optimism surrounding the passage of a tax reform bill in December 2017. However, a portion of those gains were given back during the final two months of the period. This was partially due to concerns over less accommodative central bank policies and fears of a trade war. All told, U.S. equities, as represented by the S&P 500 Index, returned 13.99% over the reporting period. Emerging market equities, as measured by the MSCI Emerging Markets Index, returned 24.93% over the period, whereas global equities, as represented by the MSCI World Index, returned 13.59%. Elsewhere, Japanese equities, as represented by the Nikkei 225 Index, returned 15.50% over the reporting period and European equities, as represented by the MSCI Europe Index, returned -0.43%.

Commodity prices fluctuated but generally moved higher during the 12 months ended March 31, 2018. When the reporting period began, crude oil was approximately $51 a barrel. By the end of the period it was roughly $65 a barrel. This ascent was driven in part by planned and observed production cuts by OPEC and the collapse in Venezuelan oil production, as well as good global growth maintaining demand. Elsewhere, gold and copper prices also moved higher over the reporting period.

Finally, during the reporting period, there were periods of volatility in the foreign exchange markets, possibly due, at least in part, to signs of improving global growth, decoupling central bank policies, and a number of geopolitical events. The U.S. dollar generally weakened against other major currencies over the reporting period. For example, the U.S. dollar fell 15.05%, 12.16% and 4.55% versus the euro, British pound and Japanese yen, respectively, during the 12 months ended March 31, 2018.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO. We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds May 24, 2018

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2018	3

Important Information About the PIMCO Unconstrained Bond Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Unconstrained Bond Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal Risks in the Notes to Financial Statements.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The

4	PIMCO UNCONSTRAINED BOND FUND

minimum initial investment amount for Institutional Class and Class P shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P*	Class A**	Class C	Class R	Diversification Status
PIMCO Unconstrained Bond Fund	06/30/08	06/30/08	06/30/08	06/30/08	07/31/08	07/31/08	Diversified
*	See the Subsequent Events Note in the Notes to Financial Statements for information regarding the name of Class P.
**	Effective March 23, 2018, Class D shares were automatically converted into Class A shares of the same Fund.

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically

ANNUAL REPORT	MARCH 31, 2018	5

Important Information About the PIMCO Unconstrained Bond Fund (Cont.)

required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6	PIMCO UNCONSTRAINED BOND FUND

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ANNUAL REPORT	MARCH 31, 2018	7

PIMCO Unconstrained Bond Fund

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	Fund Inception (06/30/08)
PIMCO Unconstrained Bond Fund Institutional Class	4.05%	1.99%	4.17%
PIMCO Unconstrained Bond Fund Class P	3.95%	1.89%	4.07%
PIMCO Unconstrained Bond Fund Class A	3.64%	1.59%	3.76%
PIMCO Unconstrained Bond Fund Class A (adjusted)	(0.29)%	0.81%	3.35%
PIMCO Unconstrained Bond Fund Class C	2.86%	0.83%	3.00%
PIMCO Unconstrained Bond Fund Class C (adjusted)	1.87%	0.83%	3.00%
PIMCO Unconstrained Bond Fund Class R	3.38%	1.34%	3.50%
3 Month USD LIBOR Index	1.38%	0.60%	0.69%
Lipper Alternative Global Macro Funds Average	4.89%	2.17%	3.35%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end, were 0.99% for Institutional Class shares, 1.09% for Class P shares, 1.39% for Class A shares, 2.14% for Class C shares, and 1.64% for Class R shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

8	PIMCO UNCONSTRAINED BOND FUND

Institutional Class - PFIUX	Class P - PUCPX	Class A - PUBAX	Class C - PUBCX
Class R - PUBRX

Allocation Breakdown as of 03/31/2018†§

U.S. Treasury Obligations	21.6%
Corporate Bonds & Notes	21.1%
Asset-Backed Securities	17.1%
Short-Term Instruments‡	14.6%
Non-Agency Mortgage-Backed Securities	10.7%
U.S. Government Agencies	9.6%
Sovereign Issues	3.3%
Municipal Bonds & Notes	1.5%
Other	0.5%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO Unconstrained Bond Fund seeks maximum long-term return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Long exposure to non-agency mortgages added to performance. The BAML Fixed Rate Home Equity Index, which generally tracks the price performance of non-agency mortgages, increased.

»	Long exposure to collateralized debt added to performance. The J.P. Morgan Collateralized Loan Obligation Index (CLOIE) saw an increase in year-to-date returns.
»	Long exposure to investment grade corporate debt added to performance, as the Bloomberg Barclays Corporate Average OAS, which generally measures corporate credit spreads, tightened.

»	Long positions in U.S. nominal rates, primarily at the 5-7 year portion of the yield curve, detracted from performance, as yields increased.

»	Short exposure to Italian rates later in the reporting period detracted from performance, as yields declined.

ANNUAL REPORT	MARCH 31, 2018	9

Expense Example PIMCO Unconstrained Bond Fund

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from October 1, 2017 to March 31, 2018 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,009.40	$4.56	$1,000.00	$1,020.39	$4.58	0.91%
Class P	1,000.00	1,008.90	5.06	1,000.00	1,019.90	5.09	1.01
Class A	1,000.00	1,007.40	6.56	1,000.00	1,018.40	6.59	1.31
Class C	1,000.00	1,003.70	10.29	1,000.00	1,014.66	10.35	2.06
Class R	1,000.00	1,006.20	7.80	1,000.00	1,017.15	7.85	1.56

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

10	PIMCO UNCONSTRAINED BOND FUND

Benchmark Descriptions

Index*	Benchmark Descriptions

3 Month USD LIBOR Index	The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

*	It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2018	11

Financial Highlights PIMCO Unconstrained Bond Fund

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year Ended^:	Net Asset Value Beginning of Year	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Institutional Class
03/31/2018	$10.91	$0.48	$(0.04)	$0.44	$(0.54)	$0.00	$0.00	$(0.54)
03/31/2017	10.19	0.58	0.38	0.96	(0.24)	0.00	0.00	(0.24)
03/31/2016	11.18	0.45	(0.79)	(0.34)	(0.61)	0.00	(0.04)	(0.65)
03/31/2015	11.17	0.23	0.00	0.23	(0.22)	0.00	0.00	(0.22)
03/31/2014	11.55	0.18	(0.42)	(0.24)	(0.09)	(0.04)	(0.01)	(0.14)

Class P
03/31/2018	10.91	0.47	(0.04)	0.43	(0.53)	0.00	0.00	(0.53)
03/31/2017	10.19	0.62	0.32	0.94	(0.22)	0.00	0.00	(0.22)
03/31/2016	11.18	0.44	(0.79)	(0.35)	(0.60)	0.00	(0.04)	(0.64)
03/31/2015	11.17	0.22	0.00	0.22	(0.21)	0.00	0.00	(0.21)
03/31/2014	11.55	0.17	(0.42)	(0.25)	(0.08)	(0.04)	(0.01)	(0.13)

Class A
03/31/2018	10.91	0.44	(0.05)	0.39	(0.49)	0.00	0.00	(0.49)
03/31/2017	10.19	0.54	0.37	0.91	(0.19)	0.00	0.00	(0.19)
03/31/2016	11.18	0.41	(0.79)	(0.38)	(0.57)	0.00	(0.04)	(0.61)
03/31/2015	11.17	0.19	0.00	0.19	(0.18)	0.00	0.00	(0.18)
03/31/2014	11.55	0.14	(0.43)	(0.29)	(0.04)	(0.04)	(0.01)	(0.09)

Class C
03/31/2018	10.91	0.35	(0.04)	0.31	(0.41)	0.00	0.00	(0.41)
03/31/2017	10.20	0.46	0.36	0.82	(0.11)	0.00	0.00	(0.11)
03/31/2016	11.18	0.33	(0.79)	(0.46)	(0.48)	0.00	(0.04)	(0.52)
03/31/2015	11.14	0.11	0.00	0.11	(0.07)	0.00	0.00	(0.07)
03/31/2014	11.55	0.06	(0.43)	(0.37)	(0.00)	(0.04)	(0.00)	(0.04)

Class R
03/31/2018	10.91	0.41	(0.04)	0.37	(0.47)	0.00	0.00	(0.47)
03/31/2017	10.19	0.51	0.38	0.89	(0.17)	0.00	0.00	(0.17)
03/31/2016	11.17	0.39	(0.79)	(0.40)	(0.54)	0.00	(0.04)	(0.58)
03/31/2015	11.18	0.17	(0.01)	0.16	(0.17)	0.00	0.00	(0.17)
03/31/2014	11.55	0.11	(0.43)	(0.32)	(0.01)	(0.04)	(0.00)	(0.05)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(c)	Effective October 2, 2017, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.25%.
(d)	Effective October 2, 2017, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.35%.
(e)	Effective October 2, 2017, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.40%.
(f)	Effective October 2, 2017, the Fund’s Investment advisory fee was decreased by 0.05% to an annual rate of 0.55%.

12	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$10.81	4.05%	$2,516,446	0.94	%(c)(f)	0.94	%(c)(f)	0.86	%(c)(f)	0.86	%(c)(f)	4.38%	138%
10.91	9.48	2,715,487	1.09		1.09		0.90		0.90		5.45	275
10.19	(3.09)	2,841,833	0.99		0.99		0.90		0.90		4.20	389
11.18	2.11	6,729,631	0.90		0.90		0.90		0.90		2.04	270
11.17	(2.08)	17,451,412	0.90		0.90		0.90		0.90		1.59	728

10.81	3.95	311,754	1.04	(d)(f)	1.04	(d)(f)	0.96	(d)(f)	0.96	(d)(f)	4.28	138
10.91	9.37	307,329	1.19		1.19		1.00		1.00		5.92	275
10.19	(3.19)	1,148,901	1.09		1.09		1.00		1.00		4.13	389
11.18	2.01	1,499,109	1.00		1.00		1.00		1.00		1.96	270
11.17	(2.18)	3,192,193	1.00		1.00		1.00		1.00		1.49	728

10.81	3.64	282,645	1.34	(e)(f)	1.34	(e)(f)	1.26	(e)(f)	1.26	(e)(f)	3.99	138
10.91	9.04	227,510	1.49		1.49		1.30		1.30		5.11	275
10.19	(3.48)	314,002	1.39		1.39		1.30		1.30		3.82	389
11.18	1.70	564,715	1.30		1.30		1.30		1.30		1.65	270
11.17	(2.47)	1,507,660	1.30		1.30		1.30		1.30		1.21	728

10.81	2.86	192,440	2.09	(e)(f)	2.09	(e)(f)	2.01	(e)(f)	2.01	(e)(f)	3.21	138
10.91	8.12	256,511	2.24		2.24		2.05		2.05		4.36	275
10.20	(4.15)	346,268	2.14		2.14		2.05		2.05		3.07	389
11.18	0.97	568,739	2.05		2.05		2.05		2.05		0.98	270
11.14	(3.18)	931,200	1.95		2.05		1.95		2.05		0.56	728

10.81	3.38	6,720	1.59	(e)(f)	1.59	(e)(f)	1.51	(e)(f)	1.51	(e)(f)	3.72	138
10.91	8.77	7,531	1.74		1.74		1.55		1.55		4.84	275
10.19	(3.64)	8,045	1.64		1.64		1.55		1.55		3.58	389
11.17	1.41	12,330	1.55		1.55		1.55		1.55		1.53	270
11.18	(2.73)	14,897	1.55		1.55		1.55		1.55		0.95	728

ANNUAL REPORT	MARCH 31, 2018	13

Statement of Assets and Liabilities PIMCO Unconstrained Bond Fund

(Amounts in thousands†, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$3,755,967
Investments in Affiliates	363,007
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,414
Over the counter	15,928
Cash	2
Deposits with counterparty	8,256
Foreign currency, at value	8,650
Receivable for investments sold	53
Receivable for TBA investments sold	214,857
Receivable for Fund shares sold	5,567
Interest and/or dividends receivable	27,542
Dividends receivable from Affiliates	695
Reimbursement receivable from PIMCO	15
Total Assets	4,402,953

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$434,841
Payable for sale-buyback transactions	16,507
Financial Derivative Instruments
Exchange-traded or centrally cleared	5,220
Over the counter	23,674
Payable for investments purchased	26,828
Payable for investments in Affiliates purchased	695
Payable for TBA investments purchased	573,356
Deposits from counterparty	3,075
Payable for Fund shares redeemed	5,712
Distributions payable	385
Accrued investment advisory fees	1,600
Accrued supervisory and administrative fees	819
Accrued distribution fees	145
Accrued servicing fees	91
Total Liabilities	1,092,948

Net Assets	$3,310,005

Net Assets Consist of:
Paid in capital	$3,602,811
Undistributed (overdistributed) net investment income	101,030
Accumulated undistributed net realized gain (loss)	(533,172)
Net unrealized appreciation (depreciation)	139,336
Net Assets	$3,310,005

Cost of investments in securities	$3,656,677
Cost of investments in Affiliates	$363,486
Cost of foreign currency held	$8,633
Cost or premiums of financial derivative instruments, net	$14,376

* Includes repurchase agreements of:	$5,597

†	A zero balance may reflect actual amounts rounding to less than one thousand.

14	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

March 31, 2018

Net Assets:
Institutional Class	$2,516,446
Class P	311,754
Class A	282,645
Class C	192,440
Class R	6,720
Shares Issued and Outstanding:
Institutional Class	232,697
Class P	28,828
Class A	26,136
Class C	17,795
Class R	621
Net Asset Value Per Share Outstanding:
Institutional Class	$10.81
Class P	10.81
Class A	10.81
Class C	10.81
Class R	10.81

ANNUAL REPORT	MARCH 31, 2018	15

Statement of Operations PIMCO Unconstrained Bond Fund

Year Ended March 31, 2018
(Amounts in thousands†)

Investment Income:
Interest	$180,870
Dividends	346
Dividends from Investments in Affiliates	4,539
Total Income	185,755

Expenses:
Investment advisory fees	20,163
Supervisory and administrative fees	10,781
Distribution and/or servicing fees - Class D	262 (a)
Distribution fees - Class C	1,618
Distribution fees - Class R	18
Servicing fees - Class A	546
Servicing fees - Class C	539
Servicing fees - Class R	18
Trustee fees	24
Interest expense	2,633
Miscellaneous expense	49
Total Expenses	36,651
Waiver and/or Reimbursement by PIMCO	(172)
Net Expenses	36,479

Net Investment Income (Loss)	149,276

Net Realized Gain (Loss):
Investments in securities	28,549
Investments in Affiliates	(43)
Net capital gain distributions received from Affiliate investments	94
Exchange-traded or centrally cleared financial derivative instruments	(46,882)
Over the counter financial derivative instruments	43,926
Short sales	11
Foreign currency	(81)

Net Realized Gain (Loss)	25,574

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(24,279)
Investments in Affiliates	(428)
Exchange-traded or centrally cleared financial derivative instruments	53,797
Over the counter financial derivative instruments	(66,318)
Foreign currency assets and liabilities	806

Net Change in Unrealized Appreciation (Depreciation)	(36,422)

Net Increase (Decrease) in Net Assets Resulting from Operations	$138,428

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.

16	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Unconstrained Bond Fund

(Amounts in thousands†)	Year Ended March 31, 2018		Year Ended March 31, 2017
Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$149,276		$216,134
Net realized gain (loss)	25,574		586,631
Net change in unrealized appreciation (depreciation)	(36,422)		(448,549)

Net Increase (Decrease) in Net Assets Resulting from Operations	138,428		354,216

Distributions to Shareholders:
From net investment income
Institutional Class	(128,717)		(59,985)
Class P	(14,979)		(13,903)
Administrative Class	0		(13	)(a)
Class D	(4,739	)(b)	(2,043)
Class A	(9,141)		(4,875)
Class C	(7,657)		(3,259)
Class R	(288)		(128)

Total Distributions(c)	(165,521)		(84,206)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(284,351)		(1,436,526)

Total Increase (Decrease) in Net Assets	(311,444)		(1,166,516)

Net Assets:
Beginning of year	3,621,449		4,787,965
End of year*	$3,310,005		$3,621,449

*Including undistributed (overdistributed) net investment income of:	$101,030		$82,733

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Administrative Class Shares liquidated at the close of business on January 13, 2017.
(b)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

ANNUAL REPORT	MARCH 31, 2018	17

Schedule of Investments PIMCO Unconstrained Bond Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 113.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Avolon Holdings Ltd. SARL
4.072% (LIBOR03M + 2.250%) due 04/03/2022 ~		$100	$100
Centene Corp.
TBD% due 09/13/2018		4,700	4,700
CenturyLink, Inc.
4.627% (LIBOR03M + 2.750%) due 01/31/2025 ~		4,289	4,229
Ply Gem Industries, Inc.
TBD% due 03/01/2019		4,700	4,700
SS&C Technologies, Inc.
TBD% due 02/28/2025		2,500	2,516

Total Loan Participations and Assignments (Cost $16,211)			16,245

CORPORATE BONDS & NOTES 26.2%

BANKING & FINANCE 19.1%
ABN AMRO Bank NV
4.750% due 07/28/2025		1,400	1,437
AGFC Capital Trust
3.472% (US0003M + 1.750%) due 01/15/2067 ~		6,600	3,531
AIA Group Ltd.
3.900% due 04/06/2028 (b)		2,800	2,830
Ally Financial, Inc.
3.500% due 01/27/2019		3,000	3,011
4.750% due 09/10/2018		5,000	5,051
Ambac Assurance Corp.
5.100% due 06/07/2020		1	2
Ambac LSNI LLC
6.811% due 02/12/2023 ~		6	6
Aviation Loan Trust
4.235% (US0003M + 2.110%) due 12/15/2022 ~		5,938	5,898
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(j)(k)	EUR	2,000	2,669
7.000% due 02/19/2019 •(j)(k)		3,600	4,655
9.000% due 05/09/2018 •(j)(k)		$3,000	3,019
Banco Santander S.A.
6.250% due 09/11/2021 •(j)(k)	EUR	2,100	2,853
Bank of America Corp.
0.000% due 10/21/2025 ~	MXN	119,000	8,117
3.550% due 03/05/2024 •		$5,100	5,117
4.125% due 01/22/2024		11,000	11,327
5.650% due 05/01/2018		36,300	36,392
5.875% due 03/15/2028 •(j)		5,300	5,340
6.500% due 07/15/2018		300	303
6.875% due 04/25/2018		62,300	62,464
6.875% due 11/15/2018		300	308

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Barclays Bank PLC
7.700% due 04/25/2018 •(j)		$2,259	$2,276
10.000% due 05/21/2021	GBP	25,675	43,864
14.000% due 06/15/2019 •(j)		27,431	43,487
Barclays PLC
6.500% due 09/15/2019 •(j)(k)	EUR	200	262
7.000% due 09/15/2019 •(j)(k)	GBP	200	294
8.250% due 12/15/2018 •(j)(k)		$1,900	1,965
Blackstone CQP Holdco LP
6.500% due 03/20/2021		3,400	3,434
Cooperatieve Rabobank UA
2.500% due 01/19/2021		2,000	1,968
5.500% due 06/29/2020 •(j)(k)	EUR	600	798
6.625% due 06/29/2021 •(j)(k)		200	281
6.875% due 03/19/2020 (k)		4,000	5,549
Corp. Andina de Fomento
3.950% due 10/15/2021 (i)	MXN	276,527	14,837
Credit Suisse AG
6.500% due 08/08/2023 (k)		$7,700	8,389
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		14,975	14,640
Deutsche Bank AG
4.250% due 10/14/2021		20,050	20,377
Doric Nimrod Air Alpha Pass-Through Trust
5.250% due 05/30/2025		4,650	4,819
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		3,642	3,744
Goldman Sachs Group, Inc.
2.876% due 10/31/2022 •		6,000	5,875
6.150% due 04/01/2018		300	300
HBOS PLC
5.374% due 06/30/2021	EUR	1,100	1,567
HSBC Holdings PLC
3.400% due 03/08/2021		$400	402
4.300% due 03/08/2026		400	411
6.000% due 05/22/2027 •(j)(k)		2,100	2,089
6.250% due 03/23/2023 •(j)(k)		2,200	2,233
International Lease Finance Corp.
7.125% due 09/01/2018		5,300	5,389
Intesa Sanpaolo SpA
3.875% due 01/12/2028		8,900	8,405
7.000% due 01/19/2021 •(j)(k)	EUR	700	940
7.700% due 09/17/2025 •(j)(k)		$1,541	1,622
JPMorgan Chase & Co.
2.250% due 01/23/2020		18,005	17,789
3.220% due 03/01/2025 •		8,000	7,801
Lloyds Bank PLC
12.000% due 12/16/2024 •(j)		11,150	14,070
Lloyds Banking Group PLC
6.375% due 06/27/2020 •(j)(k)	EUR	1,000	1,331
7.000% due 06/27/2019 •(j)(k)	GBP	2,100	3,092
7.625% due 06/27/2023 •(j)(k)		2,500	3,926

18	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley
3.125% due 01/23/2023		$1,800	$1,776
3.772% due 01/24/2029 •		1,900	1,872
6.625% due 04/01/2018		3,500	3,500
MUFG Union Bank N.A.
2.625% due 09/26/2018		19,300	19,290
Nationwide Building Society
3.766% due 03/08/2024 •		8,700	8,683
3.900% due 07/21/2025		2,800	2,831
10.250% ~(j)	GBP	12	2,690
Navient Corp.
5.500% due 01/15/2019		$7,186	7,283
5.875% due 03/25/2021		6,504	6,675
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		600	622
QBE Insurance Group Ltd.
7.500% due 11/24/2043 •(k)		17,650	19,873
Rio Oil Finance Trust
9.250% due 07/06/2024		174	190
Royal Bank of Scotland Group PLC
6.125% due 12/15/2022		180	191
6.400% due 10/21/2019		42,650	44,777
7.648% due 09/30/2031 •(j)		2,125	2,667
8.000% due 08/10/2025 •(j)(k)		900	989
Santander UK PLC
2.500% due 03/14/2019		24,500	24,417
Societe Generale S.A.
8.250% due 11/29/2018 •(j)(k)		300	310
Springleaf Finance Corp.
5.625% due 03/15/2023		2,400	2,361
6.125% due 05/15/2022		950	971
Stichting AK Rabobank Certificaten
6.500% (j)	EUR	3,400	5,132
Toronto-Dominion Bank
2.704% (US0003M + 1.000%) due 04/07/2021 ~		$13,300	13,550
UBS AG
7.625% due 08/17/2022 (k)		35,100	39,487
Wells Fargo & Co.
2.600% due 07/22/2020		4,800	4,755
3.584% due 05/22/2028 •		2,900	2,831
5.900% due 06/15/2024 •(j)		1,300	1,341

			631,620

INDUSTRIALS 5.4%
AbbVie, Inc.
2.900% due 11/06/2022		500	489
3.600% due 05/14/2025		4,700	4,637
4.500% due 05/14/2035		4,500	4,616
Altice Financing S.A.
6.625% due 02/15/2023		700	695

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Altice France S.A.
5.625% due 05/15/2024	EUR	4,300	$5,381
Amazon.com, Inc.
4.050% due 08/22/2047		$6,300	6,280
BC Unlimited Liability Co.
4.250% due 05/15/2024		3,100	2,968
Broadcom Corp.
3.000% due 01/15/2022		5,400	5,302
3.625% due 01/15/2024		500	492
CCO Holdings LLC
5.000% due 02/01/2028		2,900	2,733
Charter Communications Operating LLC
3.579% due 07/23/2020		800	803
4.464% due 07/23/2022		100	102
4.908% due 07/23/2025		15,700	16,059
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		1,800	1,890
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024		1,600	1,556
Continental Airlines Pass-Through Trust
6.703% due 12/15/2022		63	68
Continental Resources, Inc.
4.375% due 01/15/2028		3,900	3,807
CVS Health Corp.
3.500% due 07/20/2022		500	499
4.300% due 03/25/2028		7,000	7,057
5.125% due 07/20/2045		1,700	1,819
Dell International LLC
3.480% due 06/01/2019		2,950	2,964
4.420% due 06/15/2021		4,250	4,362
6.020% due 06/15/2026		2,250	2,426
DISH DBS Corp.
7.875% due 09/01/2019		4,800	5,040
Enterprise Products Operating LLC
5.200% due 09/01/2020		3,275	3,429
Exela Intermediate LLC
10.000% due 07/15/2023		1,300	1,321
HCA, Inc.
3.750% due 03/15/2019		15,550	15,648
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK)
3.750% due 09/15/2026 (c)	EUR	3,600	4,627
Kinder Morgan Energy Partners LP
6.850% due 02/15/2020		$5,534	5,882
Kraft Heinz Foods Co.
5.000% due 07/15/2035		100	104
5.200% due 07/15/2045		100	102
Kratos Defense & Security Solutions, Inc.
6.500% due 11/30/2025		1,600	1,658
Mallinckrodt International Finance S.A.
3.500% due 04/15/2018		1,200	1,200

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	19

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MGM Resorts International
6.750% due 10/01/2020		$500	$533
Murphy Oil Corp.
5.750% due 08/15/2025		2,600	2,568
Newfield Exploration Co.
5.375% due 01/01/2026		5,100	5,291
Park Aerospace Holdings Ltd.
5.250% due 08/15/2022		100	98
Penske Truck Leasing Co. LP
3.950% due 03/10/2025		3,400	3,411
Pisces Midco, Inc.
8.000% due 04/15/2026 (b)		2,000	2,000
QGOG Constellation S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 (c)		1,900	927
QUALCOMM, Inc.
4.650% due 05/20/2035		1,500	1,558
4.800% due 05/20/2045		1,900	1,982
QVC, Inc.
3.125% due 04/01/2019		3,500	3,499
Reynolds American, Inc.
4.000% due 06/12/2022		800	814
Safeway, Inc.
7.250% due 02/01/2031		1,000	815
Sirius XM Radio, Inc.
3.875% due 08/01/2022		1,000	965
Sprint Spectrum Co. LLC
4.738% due 09/20/2029		5,600	5,642
Teva Pharmaceutical Finance Netherlands BV
3.250% due 04/15/2022	EUR	2,100	2,595
6.000% due 04/15/2024		$2,200	2,138
Universal Health Services, Inc.
3.750% due 08/01/2019		12,200	12,307
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018		7,300	7,300
2.700% due 04/01/2020		3,100	3,067
3.150% due 04/01/2022		3,400	3,353
3.375% due 11/30/2021		200	199
3.550% due 04/01/2025		1,500	1,457

			178,535

UTILITIES 1.7%
AT&T, Inc.
4.300% due 02/15/2030		105	105
Petrobras Global Finance BV
4.375% due 05/20/2023		50	49
5.999% due 01/27/2028		26,210	25,981
6.625% due 01/16/2034	GBP	1,200	1,795
6.850% due 06/05/2115		$200	190
Sprint Capital Corp.
6.900% due 05/01/2019		250	258

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sprint Communications, Inc.
7.000% due 08/15/2020	$4,900	$5,108
Sprint Corp.
7.625% due 03/01/2026	6,600	6,460
Transocean Proteus Ltd.
6.250% due 12/01/2024	2,295	2,344
Verizon Communications, Inc.
3.125% due 03/16/2022	5,086	5,044
3.145% (US0003M + 1.000%) due 03/16/2022 ~	2,050	2,090
3.376% due 02/15/2025	1,556	1,531
4.125% due 03/16/2027	7,400	7,505

		58,460

Total Corporate Bonds & Notes (Cost $879,939)		868,615

MUNICIPAL BONDS & NOTES 1.9%

CALIFORNIA 0.6%
California State General Obligation Bonds, Series 2017
2.193% due 04/01/2047	2,255	2,244
2.450% due 04/01/2047 ~	3,030	3,053
California State General Obligation Notes, Series 2010
6.200% due 03/01/2019	15,000	15,515

		20,812

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	3,200	3,488
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	1,100	1,202

		4,690

PUERTO RICO 0.1%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2001
5.125% due 07/01/2031 ^(d)	730	328
Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.250% due 07/01/2026 ^(d)	275	124
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.900% due 07/01/2028 ^(d)	400	178
Commonwealth of Puerto Rico General Obligation Bonds, Series 2009
5.750% due 07/01/2038 ^(d)	195	88
6.000% due 07/01/2039 ^(d)	400	180

20	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011
5.750% due 07/01/2041 ^(d)	$155	$67
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(d)	850	361
5.500% due 07/01/2026 ^(d)	120	52
5.500% due 07/01/2039 ^(d)	400	174
Commonwealth of Puerto Rico General Obligation Bonds, Series 2014
8.000% due 07/01/2035 ^(d)	900	385
Commonwealth of Puerto Rico General Obligation Notes, Series 2012
5.000% due 07/01/2021 ^(d)	280	122
Puerto Rico Electric Power Authority Revenue Bonds, (BABs), Series 2010
6.050% due 07/01/2032 ^(d)	55	20

		2,079

WASHINGTON 0.9%
Energy Northwest, Washington Revenue Bonds, Series 2012
3.103% due 07/01/2023	4,300	4,343
Energy Northwest, Washington Revenue Notes, Series 2012
2.803% due 07/01/2021	8,500	8,505
2.953% due 07/01/2022	15,000	15,047

		27,895

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (g)	34,905	2,115
7.467% due 06/01/2047	5,305	5,272

		7,387

Total Municipal Bonds & Notes (Cost $59,805)		62,863

U.S. GOVERNMENT AGENCIES 12.0%
Fannie Mae
1.681% (LIBOR01M + 0.060%) due 12/25/2036 ~	64	63
1.992% (LIBOR01M + 0.120%) due 03/25/2034 ~	59	59
2.002% (LIBOR01M + 0.130%) due 03/25/2036 ~	34	32
2.022% (LIBOR01M + 0.150%) due 08/25/2034 ~	21	21
2.172% (LIBOR01M + 0.300%) due 12/25/2028 ~	3	3
2.222% (LIBOR01M + 0.350%) due 03/25/2037 - 05/25/2042 ~	162	161

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.258% (LIBOR01M + 0.450%) due 10/18/2030 ~	$2	$2
2.358% (LIBOR01M + 0.550%) due 04/18/2032 ~	34	34
2.401% (12MTA + 1.200%) due 08/01/2042 - 10/01/2044 ~	244	248
2.772% (LIBOR01M + 0.900%) due 04/25/2032 ~	1	1
2.875% (PRIME - 1.625%) due 11/25/2023 ~	19	19
3.060% (H15T1Y + 2.095%) due 05/01/2036 ~	82	87
3.122% (US0012M + 1.375%) due 12/01/2034 ~	32	34
3.157% (COF 11 + 1.251%) due 05/01/2036 ~	7	8
3.234% (H15T1Y + 2.128%) due 08/01/2029 ~	11	11
3.353% (US0012M + 1.603%) due 12/01/2034 ~	18	19
3.375% (US0012M + 1.625%) due 09/01/2035 ~	265	277
3.379% (H15T1Y + 2.215%) due 09/01/2031 ~	14	14
3.433% (US0012M + 1.550%) due 03/01/2036 ~	254	265
3.465% due 05/25/2035 ~	20	21
3.469% (H15T1Y + 2.210%) due 09/01/2039 ~	21	22
3.487% (US0012M + 1.737%) due 12/01/2035 ~	2	2
3.498% (US0012M + 1.747%) due 09/01/2034 ~	18	19
3.500% due 10/01/2040 - 09/01/2046	23,009	23,086
3.510% (US0012M + 1.625%) due 02/01/2036 ~	69	73
3.538% (H15T1Y + 2.175%) due 01/01/2036 ~	162	171
3.551% (H15T1Y + 2.360%) due 11/01/2034 ~	260	277
4.202% (COF 11 + 1.250%) due 08/01/2028 ~	2	2
4.255% (COF 11 + 1.926%) due 12/01/2036 ~	20	21
4.750% (COF 11 + 1.250%) due 03/01/2027 ~	0	1
5.000% due 01/25/2035	17	18
5.610% due 01/25/2032	43	45
5.750% due 02/25/2033 - 08/25/2033	198	209
6.000% due 01/25/2033 - 07/25/2044	201	223
6.473% due 10/25/2031	1	1
6.500% due 06/01/2036 - 10/01/2038	2,979	3,412
6.589% due 10/25/2031	91	96

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	21

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.500% due 12/25/2019 - 06/25/2032	$72	$77
9.000% due 12/25/2019	7	8
Fannie Mae, TBA
3.000% due 04/01/2048 - 05/01/2048	42,700	41,579
3.500% due 04/01/2048 - 06/01/2048	318,800	318,991
Federal Housing Administration
6.896% due 07/01/2020	115	115
7.430% due 02/01/2023	3	3
7.465% due 11/01/2019	3	3
Freddie Mac
1.521% due 10/25/2021 ~(a)	35,271	1,558
2.127% (LIBOR01M + 0.350%) due 12/15/2029 ~	55	55
2.277% (LIBOR01M + 0.500%) due 01/15/2032 ~	9	9
2.601% (12MTA + 1.400%) due 07/25/2044 ~	2,180	2,187
3.099% (US0012M + 1.345%) due 09/01/2035 ~	8	8
3.473% (H15T1Y + 2.223%) due 12/01/2032 ~	5	6
3.481% (US0012M + 1.731%) due 08/01/2035 ~	12	12
3.521% (US0012M + 1.771%) due 09/01/2035 ~	5	5
3.604% (US0012M + 1.739%) due 03/01/2036 ~	77	81
5.000% due 03/15/2021 - 08/15/2038	86	88
5.061% due 07/25/2033 ~	2	2
5.147% due 11/25/2030	11	10
5.500% due 09/15/2039	107	116
6.000% due 05/15/2035	174	193
6.119% due 12/25/2030	129	134
6.500% due 10/25/2043	75	85
6.555% due 09/25/2029 ~	67	72
7.000% due 07/25/2043	46	53
7.500% due 08/15/2030 - 03/25/2044	90	107
Ginnie Mae
2.122% (LIBOR01M + 0.300%) due 05/20/2037 ~	697	695
2.286% (LIBOR01M + 0.500%) due 04/16/2032 ~	8	8
2.336% (LIBOR01M + 0.550%) due 12/16/2025 ~	34	34
2.375% (H15T1Y + 1.500%) due 02/20/2024 - 01/20/2027 ~	92	94
2.625% (H15T1Y + 1.500%) due 06/20/2021 - 04/20/2030 ~	32	33
2.750% (H15T1Y + 1.500%) due 09/20/2023 - 07/20/2030 ~	44	47

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.125% (H15T1Y + 1.500%) due 12/20/2021 - 10/20/2029 ~	$40	$40
5.000% due 03/15/2039 - 05/15/2039	1,148	1,235
5.500% due 10/15/2034 - 03/15/2035	85	92
6.000% due 06/20/2038	33	35
8.000% due 03/20/2030	14	16
8.500% due 04/20/2030 - 07/20/2030	1	2
Small Business Administration
4.340% due 03/01/2024	47	48
4.760% due 09/01/2025	51	53
5.600% due 09/01/2028	203	217
6.220% due 12/01/2028	201	217
7.190% due 12/01/2019	14	15
7.200% due 10/01/2019	89	91

Total U.S. Government Agencies (Cost $396,428)		397,586

U.S. TREASURY OBLIGATIONS 26.8%
U.S. Treasury Bonds
2.500% due 02/15/2045	20	18
2.500% due 05/15/2046	600	545
U.S. Treasury Inflation Protected Securities (i)
0.125% due 07/15/2026 (o)	51	49
0.250% due 01/15/2025	37,360	36,520
0.375% due 07/15/2027	25,940	25,290
0.625% due 01/15/2026	18,472	18,460
1.750% due 01/15/2028	14,553	15,991
2.375% due 01/15/2025	19,725	22,078
2.375% due 01/15/2027	56,908	65,160
U.S. Treasury Notes
1.375% due 06/30/2023 (o)	2	2
1.625% due 02/15/2026 (o)(q)	7,210	6,648
1.750% due 01/31/2023 (q)	700	674
1.875% due 12/15/2020 (m)	118,700	117,174
1.875% due 07/31/2022 (m)(o)(q)	87,800	85,430
2.000% due 05/31/2021 (o)(q)	38,300	37,798
2.000% due 04/30/2024 (m)	76,640	73,816
2.000% due 05/31/2024 (m)(q)	158,100	152,159
2.000% due 02/15/2025 (o)(q)	2,400	2,295
2.125% due 09/30/2021 (m)(o)(q)	53,500	52,885
2.125% due 05/15/2025 (o)(q)	1,485	1,429
2.250% due 01/31/2024 (o)(q)	9,520	9,321
2.250% due 11/15/2024	18,700	18,205
2.375% due 08/15/2024 (m)(o)	61,170	60,115
2.500% due 05/15/2024	32,900	32,615
2.750% due 02/15/2024 (m)	53,480	53,807

Total U.S. Treasury Obligations (Cost $909,612)		888,484

22	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 13.3%
Adjustable Rate Mortgage Trust
2.132% (US0001M + 0.260%) due 03/25/2036 ~	$378	$281
3.594% due 10/25/2035 ^~	1,254	1,190
3.639% due 09/25/2035 ~	14	13
American Home Mortgage Assets Trust
2.062% (US0001M + 0.190%) due 05/25/2046 ^~	634	536
2.203% (12MTA + 0.920%) due 11/25/2046 ~	11,122	6,270
2.253% (12MTA + 0.970%) due 10/25/2046 ~	291	278
American Home Mortgage Investment Trust
3.668% (US0006M + 1.500%) due 09/25/2045 ~	295	297
3.706% (US0012M + 1.500%) due 10/25/2034 ~	14	14
Banc of America Alternative Loan Trust
6.000% due 01/25/2036 ^	705	692
Banc of America Funding Trust
2.012% (US0001M + 0.190%) due 10/20/2036 ~	627	564
2.082% (US0001M + 0.210%) due 04/25/2037 ^~	544	451
2.102% (US0001M + 0.280%) due 06/20/2047 ~	2,000	1,737
2.272% (US0001M + 0.400%) due 05/25/2037 ^~	358	321
3.596% due 10/20/2046 ^~	2,417	2,059
3.709% due 06/20/2037 ^~	182	173
5.500% due 09/25/2034	1,665	1,655
5.806% due 03/25/2037 ^~	17	16
5.878% due 10/25/2036 ^~	501	461
6.000% due 08/25/2037 ^	1,373	1,317
Banc of America Mortgage Trust
3.680% due 05/25/2034 ~	244	247
3.862% due 02/25/2034 ~	81	81
6.500% due 10/25/2031	3	3
BCAP LLC Trust
1.963% (12MTA + 0.840%) due 11/26/2046 ~	4,248	4,246
2.917% due 04/26/2037 ~	1,777	1,766
3.631% due 10/26/2036 ~	347	301
4.000% due 04/26/2037 ~	76	76
5.250% due 02/26/2036 ~	2,824	2,320
5.250% due 06/26/2037	1,235	1,205
10.071% due 02/26/2036 ~	1,522	724
13.171% due 04/26/2037 ~	1,233	612
22.947% due 06/26/2036 ~	3,050	1,165
Bear Stearns Adjustable Rate Mortgage Trust
3.258% due 05/25/2034 ~	12	11
3.480% due 08/25/2035 ~	135	125

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.532% due 11/25/2034 ~	$178	$174
3.546% due 04/25/2034 ~	52	52
3.593% due 08/25/2035 ~	248	231
3.728% due 02/25/2033 ~	8	8
3.750% due 10/25/2034 ~	60	58
3.757% due 01/25/2034 ~	368	372
3.791% due 05/25/2034 ~	39	38
3.893% due 11/25/2034 ~	4	4
Bear Stearns ALT-A Trust
2.072% (US0001M + 0.200%) due 02/25/2034 ~	128	114
2.192% (US0001M + 0.320%) due 08/25/2036 ^~	2,097	2,168
2.212% (US0001M + 0.340%) due 08/25/2036 ~	946	925
2.312% (US0001M + 0.440%) due 04/25/2036 ~	3,087	3,299
2.572% (US0001M + 0.700%) due 09/25/2034 ~	495	496
3.425% due 03/25/2036 ~	519	449
3.471% due 03/25/2036 ~	1,982	1,487
3.474% due 11/25/2036 ^~	682	623
3.500% due 01/25/2036 ^~	1,762	1,745
3.503% due 08/25/2036 ^~	19	15
3.523% due 11/25/2035 ^~	170	149
3.688% due 05/25/2035 ~	3,296	3,352
Bear Stearns Asset-Backed Securities Trust
5.750% due 11/25/2034 ^	1,257	1,276
Bear Stearns Mortgage Funding Trust
2.062% (US0001M + 0.190%) due 01/25/2037 ~	3,169	3,001
Chase Mortgage Finance Trust
3.606% due 07/25/2037 ~	66	68
3.714% due 02/25/2037 ~	82	83
ChaseFlex Trust
2.172% (US0001M + 0.300%) due 07/25/2037 ~	848	806
4.374% due 08/25/2037 ^	3,052	2,942
6.000% due 02/25/2037 ^	849	678
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.102% (US0001M + 0.230%) due 05/25/2036 ~	1,378	1,363
Citicorp Mortgage Securities Trust
5.500% due 04/25/2037	176	176
6.000% due 09/25/2037	341	353
Citigroup Commercial Mortgage Trust
2.690% due 04/10/2046	69	69
Citigroup Global Markets Mortgage Securities, Inc.
2.372% (US0001M + 0.500%) due 05/25/2032 ~	85	85
Citigroup Mortgage Loan Trust
3.545% due 08/25/2035 ~	945	950
3.545% due 08/25/2035 ^~	104	81

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	23

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.710% (H15T1Y + 2.400%) due 11/25/2035 ~	$1,825	$1,831
3.727% due 11/25/2036 ^~	804	765
4.073% due 09/25/2037 ^~	3,280	2,703
Citigroup Mortgage Loan Trust, Inc.
2.830% (H15T1Y + 1.800%) due 09/25/2035 ~	492	482
3.748% due 02/25/2034 ~	96	96
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	767	750
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^	749	630
Countrywide Alternative Loan Trust
1.992% (US0001M + 0.120%) due 06/25/2036 ~	1,385	1,266
2.012% (US0001M + 0.140%) due 04/25/2047 ~	4,353	3,837
2.042% (US0001M + 0.170%) due 01/25/2037 ^~	126	123
2.052% (US0001M + 0.230%) due 07/20/2035 ~	45	44
2.062% (US0001M + 0.190%) due 09/25/2046 ^~	160	147
2.072% (US0001M + 0.200%) due 06/25/2037 ~	25	24
2.122% (US0001M + 0.250%) due 09/25/2046 ^~	865	669
2.142% (US0001M + 0.320%) due 11/20/2035 ~	3,585	3,339
2.152% (US0001M + 0.280%) due 12/25/2035 ~	421	405
2.222% (US0001M + 0.350%) due 05/25/2036 ^~	1,562	915
2.222% (US0001M + 0.350%) due 05/25/2037 ^~	59	35
2.242% (US0001M + 0.370%) due 02/25/2037 ^~	12,368	5,169
2.272% (US0001M + 0.400%) due 05/25/2036 ~	2,402	2,096
2.322% (US0001M + 0.450%) due 09/25/2035 ^~	3,920	3,166
2.372% (US0001M + 0.500%) due 12/25/2035 ^~	4,485	3,292
2.372% (US0001M + 0.500%) due 05/25/2037 ^~	1,437	855
2.572% (US0001M + 0.700%) due 05/25/2036 ~	1,834	1,086
2.582% (US0001M + 0.710%) due 07/25/2036 ^~	1,453	829
2.622% (US0001M + 0.750%) due 08/25/2035 ^~	121	104
2.672% (US0001M + 0.800%) due 12/25/2035 ^~	894	794
2.763% (12MTA + 1.480%) due 01/25/2036 ~	1,203	1,193

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.772% (US0001M + 0.900%) due 12/25/2036 ^~	$6,462	$3,684
3.383% due 10/25/2035 ^~	532	463
3.489% due 06/25/2047 ~	211	197
5.250% due 06/25/2035 ^	28	26
5.500% due 04/25/2035	625	641
5.500% due 10/25/2035 ^	607	525
5.500% due 11/25/2035 ^	2,716	2,479
5.500% due 12/25/2035 ^	363	318
5.500% due 01/25/2036	502	439
5.500% due 03/25/2036 ^	75	59
5.750% due 07/25/2035 ^	2,487	2,271
6.000% due 04/25/2036 ^	1,029	811
6.000% due 01/25/2037 ^	1,263	1,088
6.000% due 02/25/2037 ^	3,009	2,241
6.000% due 03/25/2037 ^	1,260	970
6.000% due 08/25/2037 ^	801	658
6.250% due 11/25/2036 ^	715	643
6.500% due 09/25/2037 ^	1,446	1,043
Countrywide Home Loan Mortgage Pass-Through Trust
2.452% (US0001M + 0.580%) due 04/25/2035 ~	3	3
2.512% (US0001M + 0.640%) due 03/25/2035 ~	189	186
2.532% (US0001M + 0.660%) due 02/25/2035 ~	77	76
2.612% (US0001M + 0.740%) due 02/25/2035 ~	1,375	1,330
2.632% (US0001M + 0.760%) due 09/25/2034 ~	6	6
3.112% due 07/25/2034 ~	197	197
3.306% due 03/25/2037 ^~	155	142
3.307% due 09/25/2034 ^~	35	27
3.321% due 06/20/2035 ~	19	18
3.412% due 08/25/2034 ~	159	155
3.412% due 08/25/2034 ^~	10	10
3.455% due 11/19/2033 ~	28	27
3.462% (US0012M + 1.750%) due 02/20/2036 ^~	523	466
3.491% due 11/25/2034 ~	83	83
3.537% (US0012M + 1.750%) due 02/20/2036 ^~	928	854
3.581% due 12/25/2033 ~	33	34
3.662% due 10/19/2032 ~	6	6
3.825% due 06/25/2033 ~	255	256
5.500% due 03/25/2035	130	130
5.500% due 11/25/2035 ^	117	104
5.500% due 07/25/2037 ^	747	617
5.750% due 07/25/2037 ^	3,753	3,457
6.000% due 02/25/2036 ^	761	603
6.000% due 03/25/2036 ^	7	6
Countrywide Home Loan Reperforming REMIC Trust
2.212% (US0001M + 0.340%) due 06/25/2035 ~	1,472	1,424

24	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse First Boston Mortgage Securities Corp.
0.243% due 05/15/2023 ~(a)		$185,408	$831
2.195% due 03/25/2032 ~		79	75
6.000% due 01/25/2036 ^		1,632	1,208
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.093% due 07/25/2033 ~		6	6
7.000% due 02/25/2034		209	231
Credit Suisse Mortgage Capital Certificates
3.285% due 07/27/2037 ~		3,359	3,127
3.428% due 08/27/2046 ~		3,270	3,304
3.434% due 02/26/2036 ~		484	481
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.250% due 08/25/2036 ^		591	493
7.000% due 08/25/2037 ~		1,136	705
Credit Suisse Mortgage Capital Trust
1.871% due 02/27/2036 ~		83	82
Deutsche ALT-A Securities, Inc.
1.972% (US0001M + 0.100%) due 08/25/2037 ^~		925	803
1.992% (US0001M + 0.120%) due 08/25/2036 ~		3,199	2,857
2.082% (US0001M + 0.210%) due 08/25/2037 ^~		70	70
2.172% (US0001M + 0.300%) due 04/25/2037 ~		743	499
Downey Savings & Loan Association Mortgage Loan Trust
2.068% (US0001M + 0.260%) due 08/19/2045 ~		22	21
2.203% (12MTA + 0.920%) due 03/19/2046 ^~		1,016	924
EMF-NL BV
0.671% (EUR003M + 1.000%) due 07/17/2041 ~	EUR	1,200	1,421
EMF-NL Prime BV
0.471% (EUR003M + 0.800%) due 04/17/2041 ~		5,234	6,144
Eurosail PLC
1.171% (EUR003M + 1.500%) due 10/17/2040 ~		2,859	3,552
First Horizon Alternative Mortgage Securities Trust
3.271% due 01/25/2036 ^~		$5,993	4,886
3.337% due 03/25/2035 ~		49	41
3.358% due 06/25/2036 ~		859	797
3.447% due 04/25/2036 ^~		746	706
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		1,340	1,180
First Horizon Mortgage Pass-Through Trust
3.261% due 08/25/2035 ~		257	221
GMAC Mortgage Corp. Loan Trust
4.054% due 06/25/2034 ~		6	6

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GreenPoint Mortgage Funding Trust
2.312% (US0001M + 0.440%) due 06/25/2045 ~		$14	$14
2.412% (US0001M + 0.540%) due 11/25/2045 ~		106	94
GreenPoint Mortgage Funding Trust Pass-Through Certificates
4.013% due 10/25/2033 ~		35	35
Grifonas Finance PLC
0.009% (EUR006M + 0.280%) due 08/28/2039 ~	EUR	748	829
GS Mortgage Securities Trust
3.135% due 06/10/2046		$310	308
GSMPS Mortgage Loan Trust
2.222% (US0001M + 0.350%) due 03/25/2035 ~		63	60
GSR Mortgage Loan Trust
3.245% due 06/25/2034 ~		231	229
3.630% (H15T1Y + 1.750%) due 03/25/2033 ~		15	15
5.750% due 03/25/2036 ^		446	465
5.750% due 01/25/2037		943	878
6.000% due 02/25/2036 ^		2,576	2,083
6.000% due 03/25/2037 ^		1,698	1,534
6.000% due 05/25/2037 ^		615	580
6.500% due 09/25/2036 ^		513	422
HarborView Mortgage Loan Trust
1.988% (US0001M + 0.180%) due 11/19/2036 ~		212	206
1.988% (US0001M + 0.180%) due 07/19/2046 ^~		235	156
1.988% (US0001M + 0.180%) due 11/19/2046 ^~		62	54
2.118% (US0001M + 0.310%) due 11/19/2035 ~		1,350	1,278
2.288% (US0001M + 0.480%) due 06/19/2035 ~		79	78
2.308% (US0001M + 0.500%) due 01/19/2036 ~		1,858	1,468
2.368% (US0001M + 0.560%) due 02/19/2036 ~		1,328	1,140
2.558% (US0001M + 0.750%) due 10/19/2035 ~		791	675
2.627% (COF 11 + 1.850%) due 06/19/2045 ^~		3,512	2,337
2.628% (US0001M + 0.820%) due 11/19/2034 ~		949	848
3.587% due 04/19/2034 ~		8	8
HomeBanc Mortgage Trust
3.348% due 04/25/2037 ^~		13,616	12,223
Impac CMB Trust
2.532% (US0001M + 0.660%) due 03/25/2035 ~		165	159

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	25

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Impac Secured Assets Trust
2.222% (US0001M + 0.350%) due 05/25/2036 ~	$302	$289
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust
5.314% due 01/25/2051	371	395
IndyMac Mortgage Loan Trust
2.032% (LIBOR01M + 0.160%) due 04/25/2037 ~	641	618
2.062% (US0001M + 0.190%) due 09/25/2046 ~	36	34
2.072% (US0001M + 0.200%) due 11/25/2046 ~	605	552
2.122% (LIBOR01M + 0.250%) due 02/25/2037 ~	2,690	1,947
3.462% due 01/25/2036 ^~	542	493
3.476% due 06/25/2037 ^~	917	807
3.494% due 12/25/2034 ~	659	649
3.642% due 06/25/2036 ~	1,143	1,067
3.680% due 10/25/2034 ~	1,679	1,704
3.684% due 01/25/2036 ~	1,530	1,524
3.687% due 12/25/2036 ^~	51	49
JPMorgan Alternative Loan Trust
2.012% (US0001M + 0.140%) due 03/25/2037 ~	1,061	1,008
2.131% (US0001M + 0.500%) due 06/27/2037 ~	573	516
3.701% due 05/25/2037 ^~	1,771	1,760
5.500% due 11/25/2036 ^~	1	1
5.658% due 05/26/2037 «~	6,717	5,785
6.310% due 08/25/2036 ^	2,597	2,413
JPMorgan Chase Commercial Mortgage Securities Trust
2.554% due 04/15/2046	259	257
2.665% due 01/15/2046	240	240
3.414% due 01/15/2046	55	55
JPMorgan Mortgage Trust
3.144% due 11/25/2033 ~	11	11
3.465% due 05/25/2034 ~	168	169
3.492% due 11/25/2035 ~	575	557
3.520% due 04/25/2036 ^~	397	374
3.704% due 07/25/2035 ~	41	43
3.739% due 04/25/2037 ^~	69	67
5.750% due 01/25/2036 ^	1,331	1,145
6.000% due 08/25/2037 ^	18	16
6.250% due 07/25/2036 ^	1,907	1,533
6.500% due 01/25/2036 ^	716	618
6.500% due 08/25/2036 ^	2,483	2,098
JPMorgan Resecuritization Trust
3.562% due 05/27/2037 ~	950	944
Lehman XS Trust
2.072% (US0001M + 0.200%) due 08/25/2046 ~	3,292	2,883
2.102% (US0001M + 0.230%) due 04/25/2046 ^~	3,077	2,961

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LMREC, Inc.
3.611% (LIBOR01M + 1.750%) due 02/22/2032 ~		$15,000	$15,086
MASTR Adjustable Rate Mortgages Trust
2.082% (LIBOR01M + 0.210%) due 05/25/2047 ^~		309	303
2.172% (LIBOR01M + 0.300%) due 05/25/2047 ^~		580	454
3.469% due 11/21/2034 ~		63	65
3.581% due 05/25/2034 ~		157	157
MASTR Seasoned Securitization Trust
3.655% due 10/25/2032 ~		21	21
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.477% (US0001M + 0.700%) due 11/15/2031 ~		109	109
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.217% (US0001M + 0.440%) due 12/15/2030 ~		223	217
Merrill Lynch Alternative Note Asset Trust
1.791% (LIBOR01M + 0.170%) due 02/25/2037 ~		437	431
Merrill Lynch Mortgage Investors Trust
0.776% due 11/25/2029 ~(a)		2,502	47
2.122% (US0001M + 0.250%) due 11/25/2035 ~		1	1
2.252% (US0001M + 0.380%) due 08/25/2035 ~		1,691	1,678
2.532% (US0001M + 0.660%) due 06/25/2028 ~		2	2
2.664% (US0001M + 1.000%) due 10/25/2035 ~		372	358
3.290% due 02/25/2036 ~		1,108	1,114
3.293% due 02/25/2033 ~		32	31
3.559% due 03/25/2036 ^~		1,437	1,119
3.879% due 05/25/2033 ~		6	6
Morgan Stanley Bank of America Merrill Lynch Trust
2.469% due 02/15/2046		124	123
2.657% due 05/15/2046		130	129
2.825% due 08/15/2045		122	121
3.912% due 07/15/2046 ~		44	45
Morgan Stanley Mortgage Loan Trust
2.132% (US0001M + 0.260%) due 03/25/2036 ~		587	485
3.304% due 06/25/2036 ~		48	49
3.305% due 08/25/2034 ~		318	299
3.340% due 06/25/2036 ~		6,048	5,983
3.356% due 07/25/2035 ^~		193	181
3.562% due 07/25/2035 ~		269	250
3.804% due 08/25/2034 ~		29	29
Mortgages PLC
0.982% (BP0003M + 0.460%) due 10/31/2038 ~	GBP	1,563	2,164

26	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NAAC Reperforming Loan REMIC Trust Certificates
6.500% due 02/25/2035 ^	$847	862
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.292% (US0001M + 0.420%) due 04/25/2047 ~	7,500	6,205
3.332% due 10/25/2035 ~	829	822
3.979% due 08/25/2035 ~	386	387
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
2.252% (US0001M + 0.380%) due 12/25/2035 ~	5,306	5,254
5.675% due 12/25/2035 ~	122	124
Prime Mortgage Trust
2.272% (US0001M + 0.400%) due 02/25/2034 ~	3	3
5.500% due 06/25/2036 ^	164	180
RBSGC Structured Trust
5.500% due 11/25/2035 ^	5,834	5,592
RBSSP Resecuritization Trust
1.861% (LIBOR01M + 0.240%) due 06/27/2036 ~	9,319	6,526
1.861% (LIBOR01M + 0.240%) due 08/27/2037 ~	1,917	1,790
Reperforming Loan REMIC Trust
2.272% (US0001M + 0.400%) due 11/25/2034 ~	37	33
Residential Accredit Loans, Inc. Trust
2.012% (US0001M + 0.140%) due 01/25/2037 ~	1,759	1,665
2.052% (US0001M + 0.180%) due 05/25/2036 ~	2,341	2,142
2.057% (US0001M + 0.185%) due 12/25/2036 ~	143	136
2.122% (US0001M + 0.250%) due 02/25/2036 ^~	334	267
2.122% (US0001M + 0.250%) due 08/25/2037 ~	136	133
2.272% (US0001M + 0.400%) due 11/25/2036 ^~	485	339
2.672% (US0001M + 0.800%) due 10/25/2045 ~	310	281
3.950% due 02/25/2035 ^~	1,055	905
3.952% due 03/25/2035 ^~	606	557
4.456% due 12/26/2034 ^~	374	303
4.467% due 01/25/2036 ^~	2,884	2,508
4.608% due 09/25/2035 ^~	555	487
6.000% due 06/25/2036 ^	418	385
6.500% due 09/25/2037 ^	516	457
Residential Asset Securitization Trust
2.222% (US0001M + 0.350%) due 10/25/2018 ~	3	3
2.272% (US0001M + 0.400%) due 01/25/2046 ^~	2,028	1,025

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.322% (US0001M + 0.450%) due 02/25/2034 ~		$134	$126
5.500% due 09/25/2035 ^		132	124
5.500% due 12/25/2035 ^		361	308
5.750% due 02/25/2036 ^		1,210	948
6.000% due 07/25/2036		525	460
6.000% due 07/25/2037 ^		1,597	1,166
Residential Funding Mortgage Securities, Inc. Trust
3.745% due 09/25/2036 ^~		35	23
4.122% due 02/25/2036 ^~		720	662
6.000% due 10/25/2036 ^		829	789
6.500% due 03/25/2032		22	23
RMAC Securities PLC
0.752% (BP0003M + 0.150%) due 06/12/2044 ~	GBP	927	1,267
Securitized Asset Sales, Inc.
3.862% due 11/26/2023 ~		$31	27
Sequoia Mortgage Trust
2.316% (LIBOR01M + 0.720%) due 11/22/2024 ~		45	45
3.602% due 09/20/2046 ^~		125	104
Structured Adjustable Rate Mortgage Loan Trust
2.092% (US0001M + 0.220%) due 06/25/2037 ~		3,405	3,267
2.192% (US0001M + 0.320%) due 10/25/2035 ~		6,106	5,978
2.682% (12MTA + 1.400%) due 01/25/2035 ~		24	22
3.530% due 01/25/2035 ~		212	208
3.595% due 04/25/2036 ^~		726	654
3.605% due 03/25/2034 ~		20	20
3.610% due 10/25/2036 ^~		672	610
3.640% due 09/25/2036 ^~		519	411
Structured Asset Mortgage Investments Trust
1.992% (US0001M + 0.120%) due 08/25/2036 ~		343	315
2.052% (US0001M + 0.180%) due 07/25/2046 ~		4,284	3,879
2.058% (US0001M + 0.250%) due 07/19/2035 ~		410	402
2.082% (US0001M + 0.210%) due 05/25/2036 ~		272	230
2.082% (US0001M + 0.210%) due 08/25/2036 ^~		1,691	1,550
2.152% (US0001M + 0.280%) due 02/25/2036 ^~		529	504
2.172% (US0001M + 0.300%) due 08/25/2036 ^~		813	587
2.332% (US0001M + 0.460%) due 05/25/2045 ~		77	72
2.388% (US0001M + 0.580%) due 07/19/2034 ~		13	13
2.468% (US0001M + 0.660%) due 09/19/2032 ~		3	3

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	27

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.508% (US0001M + 0.700%) due 03/19/2034 ~	$5	$5
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.540% due 03/25/2033 ~	74	73
5.240% due 12/25/2034	1	1
Structured Asset Securities Corp. Trust
2.222% (US0001M + 0.350%) due 02/25/2035 ~	26	25
Thornburg Mortgage Securities Trust
2.002% (US0001M + 0.130%) due 06/25/2037 ~	27,711	26,806
3.151% due 10/25/2043 ~	129	127
TIAA Seasoned Commercial Mortgage Trust
5.477% due 08/15/2039 ~	222	222
UBS-Barclays Commercial Mortgage Trust
3.185% due 03/10/2046	86	86
3.244% due 04/10/2046	40	40
UBS-Citigroup Commercial Mortgage Trust
2.199% due 01/10/2045 ~(a)	22,798	1,418
Wachovia Mortgage Loan Trust LLC
3.681% due 10/20/2035 ~	1,808	1,672
3.686% due 05/20/2036 ^~	1,042	950
3.704% due 03/20/2037 ^~	590	578
WaMu Mortgage Pass-Through Certificates Trust
2.011% (12MTA + 0.810%) due 12/25/2046 ~	444	438
2.013% (12MTA + 0.730%) due 01/25/2047 ~	215	215
2.033% (12MTA + 0.750%) due 06/25/2047 ^~	162	69
2.142% (US0001M + 0.270%) due 12/25/2045 ~	10	10
2.162% (US0001M + 0.290%) due 12/25/2045 ~	778	770
2.253% (COF 11 + 1.500%) due 05/25/2046 ~	180	170
2.253% (COF 11 + 1.500%) due 12/25/2046 ~	535	528
2.263% (12MTA + 0.980%) due 06/25/2046 ~	1,204	1,214
2.483% (12MTA + 1.200%) due 11/25/2042 ~	21	20
2.683% (12MTA + 1.400%) due 06/25/2042 ~	396	383
2.683% (12MTA + 1.400%) due 08/25/2042 ~	177	172
2.751% due 10/25/2036 ^~	60	56
2.883% due 05/25/2037 ~	97	87
3.098% due 06/25/2033 ~	135	136
3.113% due 06/25/2037 ^~	2,253	2,105
3.163% due 07/25/2037 ^~	526	440
3.214% due 03/25/2037 ^~	42,083	39,235
3.268% due 10/25/2034 ~	319	320

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.279% due 08/25/2035 ~		$783	$790
3.319% due 10/25/2036 ^~		1,249	1,158
3.351% due 09/25/2033 ~		25	25
3.390% due 01/25/2036 ~		1,419	1,429
3.450% due 12/25/2032 ~		3,760	3,826
3.456% due 03/25/2033 ~		79	79
3.644% due 03/25/2035 ~		359	354
3.708% due 03/25/2034 ~		4	5
Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (g)	GBP	0	894
1.436% due 12/21/2049 ~		9,949	13,998
2.136% due 12/21/2049 ~		910	1,293
2.636% due 12/21/2049 ~		455	648
3.136% due 12/21/2049 ~		260	371
3.636% due 12/21/2049 ~		260	367
Washington Mutual Mortgage Pass-Through Certificates Trust
2.053% (12MTA + 0.770%) due 04/25/2047 ~		$6,267	4,764
2.572% (US0001M + 0.700%) due 01/25/2036 ^~		5,368	4,187
3.422% due 06/25/2033 ~		60	60
3.426% due 02/25/2033 ~		9	9
5.500% due 11/25/2035		196	173
5.750% due 11/25/2035 ^		1,374	1,294
6.000% due 10/25/2035 ^		678	539
Wells Fargo Alternative Loan Trust
2.222% (US0001M + 0.350%) due 06/25/2037 ^~		2,527	1,862
Wells Fargo Mortgage-Backed Securities Trust
3.410% due 05/25/2036 ^~		402	410
3.495% due 07/25/2036 ^~		2,133	2,159
3.528% due 09/25/2034 ~		519	509
3.603% due 04/25/2036 ^~		52	53
3.629% due 10/25/2033 ~		362	367
3.731% due 12/25/2033 ~		3	3
3.772% due 04/25/2036 ~		512	509
3.911% due 03/25/2035 ~		237	240
4.012% due 04/25/2035 ~		37	37
4.153% due 04/25/2036 ~		203	189
5.750% due 03/25/2037 ^		14	14
6.000% due 03/25/2037 ^		1,447	1,446

Total Non-Agency Mortgage-Backed Securities (Cost $387,873)			440,401

ASSET-BACKED SECURITIES 21.2%
ACE Securities Corp. Home Equity Loan Trust
1.992% (US0001M + 0.120%) due 08/25/2036 ^~		3,374	1,222
2.032% (US0001M + 0.160%) due 08/25/2036 ^~		1,809	660
2.072% (US0001M + 0.200%) due 12/25/2036 ~		6,028	2,576

28	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.552% (US0001M + 0.680%) due 09/25/2035 ~	$1,069	$1,024
2.607% (US0001M + 0.735%) due 08/25/2035 ~	292	293
2.847% (US0001M + 0.975%) due 11/25/2033 ~	270	266
Aegis Asset-Backed Securities Trust
2.872% (US0001M + 1.000%) due 03/25/2035 ^~	522	489
Aircraft Certificate Owner Trust
7.001% due 09/20/2022 «	1,605	1,677
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.997% (US0001M + 1.125%) due 11/25/2034 ~	870	789
5.325% due 11/25/2035	5	5
Amortizing Residential Collateral Trust
2.572% (US0001M + 0.700%) due 10/25/2031 ~	558	548
Argent Securities Trust
1.982% (US0001M + 0.110%) due 09/25/2036 ~	444	194
2.022% (US0001M + 0.150%) due 06/25/2036 ~	4,092	1,608
2.022% (US0001M + 0.150%) due 07/25/2036 ~	2,504	1,052
2.022% (US0001M + 0.150%) due 09/25/2036 ~	1,047	460
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.692% (US0001M + 0.820%) due 02/25/2034 ~	1,201	1,177
Asset-Backed Funding Certificates Trust
1.982% (US0001M + 0.110%) due 01/25/2037 ~	4,077	2,758
2.032% (US0001M + 0.160%) due 01/25/2037 ~	1,959	1,334
2.572% (US0001M + 0.700%) due 06/25/2034 ~	637	624
2.872% (US0001M + 1.000%) due 06/25/2037 ~	61	49
2.922% (US0001M + 1.050%) due 03/25/2034 ~	1,744	1,630
2.997% (US0001M + 1.125%) due 12/25/2032 ~	536	541
Asset-Backed Securities Corp. Home Equity Loan Trust
2.302% (US0001M + 0.430%) due 11/25/2035 ~	360	361
2.322% (US0001M + 0.450%) due 11/25/2035 ~	1,200	1,202
2.967% (US0001M + 1.095%) due 02/25/2035 ~	1,398	1,421
Bayview Financial Mortgage Pass-Through Trust
5.638% due 11/28/2036	217	222

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bayview Financial Revolving Asset Trust
2.807% (LIBOR01M + 0.930%) due 02/28/2040 ~	$141	$135
Bear Stearns Asset-Backed Securities Trust
2.032% (US0001M + 0.160%) due 08/25/2036 ~	7,037	8,169
2.042% (US0001M + 0.170%) due 01/25/2037 ~	1,377	1,290
2.072% (US0001M + 0.200%) due 12/25/2036 ~	2,613	2,611
2.272% (US0001M + 0.400%) due 09/25/2046 ~	784	758
2.302% (US0001M + 0.430%) due 12/25/2035 ~	500	501
2.362% (US0001M + 0.490%) due 09/25/2035 ~	2,266	2,248
2.517% (US0001M + 0.645%) due 11/25/2035 ^~	707	709
2.592% (US0001M + 0.720%) due 11/25/2035 ^~	1,540	1,528
2.622% (US0001M + 0.750%) due 09/25/2035 ~	344	343
2.832% (US0001M + 0.960%) due 04/25/2035 ~	2,453	2,465
2.872% (US0001M + 1.000%) due 11/25/2042 ~	7	7
5.500% due 08/25/2036	553	553
6.500% due 10/25/2036 ^	5,126	4,034
Belle Haven ABS CDO Ltd.
2.147% (LIBOR03M + 0.360%) due 11/03/2044 ~	18,179	8,835
2.187% (LIBOR03M + 0.400%) due 11/03/2044 ~	27,255	13,164
Carrington Mortgage Loan Trust
2.022% (US0001M + 0.150%) due 05/25/2036 ~	314	314
2.032% (US0001M + 0.160%) due 10/25/2036 ~	1,500	1,113
2.112% (US0001M + 0.240%) due 06/25/2036 ~	3,400	3,130
2.332% (US0001M + 0.460%) due 06/25/2035 ~	857	862
2.772% (US0001M + 0.900%) due 05/25/2034 ~	1,881	1,891
Centex Home Equity Loan Trust
2.332% (US0001M + 0.460%) due 10/25/2035 ~	516	519
Citigroup Mortgage Loan Trust
2.012% (US0001M + 0.140%) due 08/25/2036 ~	1,292	1,293
2.032% (US0001M + 0.160%) due 09/25/2036 ~	16,054	12,287
2.032% (US0001M + 0.160%) due 12/25/2036 ~	2,571	1,859

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	29

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
2.112% (US0001M + 0.240%) due 10/25/2036 ~	$82	$82
Citius Funding Ltd.
1.829% (LIBOR01M + 0.250%) due 05/05/2046 ^~	451,290	30,417
Conseco Finance Securitizations Corp.
7.770% due 09/01/2031	10,430	11,442
Countrywide Asset-Backed Certificates
2.012% (US0001M + 0.140%) due 08/25/2037 ~	8,095	7,863
2.022% (US0001M + 0.150%) due 07/25/2036 ~	2,482	2,478
2.022% (US0001M + 0.150%) due 12/25/2046 ~	2,137	2,138
2.032% (US0001M + 0.160%) due 01/25/2046 ~	462	459
2.042% (US0001M + 0.170%) due 06/25/2047 ~	965	958
2.062% (US0001M + 0.190%) due 06/25/2047 ~	8,116	8,026
2.152% (US0001M + 0.280%) due 09/25/2036 ~	3,016	3,012
2.162% (US0001M + 0.290%) due 06/25/2036 ~	3,142	3,121
2.172% (US0001M + 0.300%) due 06/25/2036 ~	2,356	2,359
2.182% (US0001M + 0.310%) due 09/25/2037 ^~	1,800	1,099
2.212% (US0001M + 0.340%) due 12/25/2036 ^~	320	179
2.222% (US0001M + 0.350%) due 04/25/2036 ~	1,314	1,318
2.352% (US0001M + 0.480%) due 01/25/2036 ~	3,507	3,525
2.727% (US0001M + 0.855%) due 05/25/2036 ~	5,000	5,040
2.742% (US0001M + 0.870%) due 04/25/2035 ~	3,600	3,626
3.372% (US0001M + 1.500%) due 02/25/2035 ~	4,400	4,498
3.477% (US0001M + 1.605%) due 01/25/2034 ^~	670	653
4.769% due 10/25/2046 ^~	1,939	1,899
4.774% due 07/25/2036 ~	287	290
Countrywide Asset-Backed Certificates Trust
2.022% (US0001M + 0.150%) due 10/25/2046 ^~	768	768
2.332% (US0001M + 0.460%) due 05/25/2036 ~	350	345
2.592% (US0001M + 0.720%) due 07/25/2034 ~	1,271	1,281
5.251% due 12/25/2034 ~	4,131	4,214
Credit Suisse First Boston Mortgage Securities Corp.
2.492% (US0001M + 0.620%) due 01/25/2032 ~	6	6

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit-Based Asset Servicing and Securitization LLC
2.022% (US0001M + 0.150%) due 11/25/2036 ~	$1,250	$801
2.622% (LIBOR01M + 0.750%) due 04/25/2036 ~	3,039	2,872
3.664% due 01/25/2037 ^	1,504	741
3.882% due 03/25/2037 ^	10,952	6,242
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030	186	226
7.790% due 05/25/2030 ^	491	520
Dryden Senior Loan Fund
2.620% due 10/15/2027 ~	3,800	3,806
Fairbanks Capital Mortgage Loan Trust
2.821% (US0001M + 1.200%) due 05/25/2028 ~	9	9
Fieldstone Mortgage Investment Trust
1.781% (US0001M + 0.160%) due 11/25/2036 ~	1,913	1,174
First Franklin Mortgage Loan Asset-Backed Certificates
2.697% (US0001M + 0.825%) due 05/25/2034 ~	686	679
First Franklin Mortgage Loan Trust
2.012% (US0001M + 0.140%) due 09/25/2036 ~	1,304	1,296
2.362% (US0001M + 0.490%) due 07/25/2035 ~	300	301
2.817% (US0001M + 0.945%) due 03/25/2035 ~	2,900	2,882
3.147% (US0001M + 1.275%) due 07/25/2034 ~	903	918
Fremont Home Loan Trust
2.002% (US0001M + 0.130%) due 11/25/2036 ~	6,396	3,186
2.022% (US0001M + 0.150%) due 01/25/2037 ~	1,847	1,100
2.112% (US0001M + 0.240%) due 02/25/2037 ~	4,858	2,814
2.122% (US0001M + 0.250%) due 05/25/2036 ~	11,186	7,644
GSAA Home Equity Trust
2.152% (US0001M + 0.280%) due 07/25/2037 ~	31,412	12,702
2.322% (US0001M + 0.450%) due 08/25/2037 ~	931	890
4.999% due 09/25/2035 ~	172	175
GSAMP Trust
1.922% (US0001M + 0.050%) due 12/25/2046 ~	1,516	922
1.972% (US0001M + 0.100%) due 12/25/2046 ~	5,532	3,385
2.022% (US0001M + 0.150%) due 09/25/2036 ~	1,826	902
2.022% (US0001M + 0.150%) due 12/25/2046 ~	3,559	2,191

30	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.102% (US0001M + 0.230%) due 12/25/2046 ~	$684	$425
2.112% (US0001M + 0.240%) due 08/25/2036 ~	1,285	1,105
2.142% (US0001M + 0.270%) due 04/25/2036 ~	3,426	2,627
2.742% (US0001M + 0.870%) due 11/25/2034 ~	1,811	1,812
Home Equity Asset Trust
2.362% (US0001M + 0.490%) due 12/25/2035 ~	134	134
Home Equity Loan Trust
2.212% (US0001M + 0.340%) due 04/25/2037 ~	3,000	2,350
Home Equity Mortgage Loan Asset-Backed Trust
2.032% (US0001M + 0.160%) due 07/25/2037 ~	3,627	2,407
2.072% (US0001M + 0.200%) due 07/25/2037 ~	5,334	3,560
2.112% (US0001M + 0.240%) due 04/25/2037 ~	2,791	2,122
Home Equity Mortgage Trust
5.867% due 07/25/2036 ^	215	84
HSI Asset Securitization Corp. Trust
1.982% (US0001M + 0.110%) due 12/25/2036 ~	4,448	1,852
2.042% (US0001M + 0.170%) due 12/25/2036 ~	1,286	535
2.062% (US0001M + 0.190%) due 01/25/2037 ~	2,296	1,890
2.092% (US0001M + 0.220%) due 12/25/2036 ~	9,520	3,991
IXIS Real Estate Capital Trust
2.102% (US0001M + 0.230%) due 01/25/2037 ~	4,793	2,597
Jamestown CLO Ltd.
2.412% due 07/15/2026 ~	2,690	2,684
JPMorgan Mortgage Acquisition Trust
2.022% (US0001M + 0.150%) due 07/25/2036 ~	2,200	1,134
2.032% (US0001M + 0.160%) due 07/25/2036 ^~	1,833	799
6.130% due 07/25/2036 ^	1,459	756
L2L Education Loan Trust
2.117% (US0001M + 0.340%) due 06/15/2031 ~	5,559	4,886
Lehman XS Trust
2.022% (US0001M + 0.150%) due 04/25/2037 ^~	29	25
2.042% (US0001M + 0.170%) due 01/25/2037 ~	1,398	1,653
2.132% (US0001M + 0.260%) due 05/25/2046 ^~	43,170	37,976

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Long Beach Mortgage Loan Trust
2.172% (US0001M + 0.300%) due 02/25/2036 ~	$2,211	$1,890
2.552% (US0001M + 0.680%) due 01/25/2046 ~	5,000	4,921
3.421% (LIBOR01M + 1.800%) due 07/25/2032 ^~	193	201
Mastr Asset Backed Securities Trust
1.922% (US0001M + 0.050%) due 11/25/2036 ~	72	35
2.372% (US0001M + 0.500%) due 10/25/2035 ^~	998	920
MASTR Asset-Backed Securities Trust
1.922% (US0001M + 0.050%) due 10/25/2036 ~	1,112	495
2.022% (US0001M + 0.150%) due 08/25/2036 ~	1,151	633
2.112% (US0001M + 0.240%) due 03/25/2036 ~	4,493	3,353
2.112% (US0001M + 0.240%) due 10/25/2036 ~	1,700	1,563
Meritage Mortgage Loan Trust
2.622% (US0001M + 0.750%) due 11/25/2035 ~	239	242
Merrill Lynch Mortgage Investors Trust
1.982% (US0001M + 0.110%) due 08/25/2037 ~	2,573	1,730
2.022% (US0001M + 0.150%) due 08/25/2037 ~	15,526	10,505
2.322% (US0001M + 0.450%) due 02/25/2047 ~	690	518
2.372% (US0001M + 0.500%) due 06/25/2036 ~	403	405
4.584% due 02/25/2037 ^	1,755	364
Monroe Capital BSL CLO Ltd.
3.024% due 05/22/2027 ~	16,200	16,193
Morgan Stanley ABS Capital, Inc. Trust
1.932% (US0001M + 0.060%) due 12/25/2036 ~	4,604	2,950
1.982% (US0001M + 0.110%) due 03/25/2037 ~	1,856	973
2.012% (US0001M + 0.140%) due 11/25/2036 ~	12,036	8,090
2.022% (US0001M + 0.150%) due 09/25/2036 ~	11,825	6,110
2.022% (US0001M + 0.150%) due 10/25/2036 ~	26,037	16,977
2.022% (US0001M + 0.150%) due 11/25/2036 ~	4,019	2,793
2.022% (US0001M + 0.150%) due 12/25/2036 ~	1,019	659
2.032% (US0001M + 0.160%) due 09/25/2036 ~	2,179	1,343
2.052% (US0001M + 0.180%) due 02/25/2037 ~	2,523	1,275

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	31

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.072% (US0001M + 0.200%) due 02/25/2037 ~	$77	$51
2.092% (US0001M + 0.220%) due 11/25/2036 ~	6,508	4,415
2.112% (US0001M + 0.240%) due 06/25/2036 ~	1,466	1,043
2.122% (US0001M + 0.250%) due 08/25/2036 ~	160	105
2.122% (US0001M + 0.250%) due 03/25/2037 ~	19,904	10,582
2.232% (US0001M + 0.360%) due 02/25/2037 ~	1,814	938
2.787% (US0001M + 0.915%) due 03/25/2035 ~	1,100	1,100
2.922% (US0001M + 1.050%) due 09/25/2033 ~	1,254	1,247
2.922% (US0001M + 1.050%) due 06/25/2035 ^~	4,000	3,710
Morgan Stanley Home Equity Loan Trust
1.972% (US0001M + 0.100%) due 12/25/2036 ~	1,935	1,186
National Collegiate Student Loan Trust
1.881% (US0001M + 0.260%) due 02/26/2029 ~	1,424	1,396
Nelnet Student Loan Trust
1.855% (US0003M + 0.110%) due 10/25/2033 ~	476	469
2.014% (US0003M + 0.070%) due 05/27/2025 ~	342	340
2.025% (US0003M + 0.350%) due 03/25/2026 ~	482	475
2.308% (US0003M + 0.100%) due 03/23/2037 ~	285	281
2.421% (US0001M + 0.800%) due 04/25/2046 ~	49	50
New Century Home Equity Loan Trust
4.872% (US0001M + 3.000%) due 01/25/2033 ^~	722	690
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.202% (US0001M + 0.330%) due 10/25/2036 ^~	5,036	1,857
2.272% (US0001M + 0.400%) due 02/25/2037 ^~	546	242
North Carolina State Education Assistance Authority
2.672% (US0001M + 0.800%) due 07/25/2039 ~	879	878
NovaStar Mortgage Funding Trust
2.022% (US0001M + 0.150%) due 09/25/2036 ~	4,536	2,604
2.042% (US0001M + 0.170%) due 11/25/2036 ~	9,657	4,650
2.082% (US0001M + 0.210%) due 01/25/2037 ~	3,663	1,804

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.122% (LIBOR01M + 0.250%) due 10/25/2036 ~	$1,525	$1,128
OFSI Fund Ltd.
2.634% due 10/18/2026 ~	8,100	8,108
OHA Credit Partners Ltd.
2.865% (US0003M + 1.120%) due 04/20/2025 ~	7,725	7,735
Option One Mortgage Loan Trust
2.002% (US0001M + 0.130%) due 07/25/2037 ~	1,332	925
2.052% (US0001M + 0.180%) due 04/25/2037 ~	1,284	847
2.062% (US0001M + 0.190%) due 01/25/2036 ~	220	220
2.092% (US0001M + 0.220%) due 01/25/2037 ~	1,163	778
2.112% (US0001M + 0.240%) due 04/25/2037 ~	1,427	907
2.122% (US0001M + 0.250%) due 03/25/2037 ~	735	454
2.122% (US0001M + 0.250%) due 07/25/2037 ~	1,803	1,270
Ownit Mortgage Loan Trust
2.022% (US0001M + 0.150%) due 05/25/2037 ~	2,592	2,131
3.383% due 10/25/2035	856	547
Panhandle-Plains Higher Education Authority, Inc.
2.825% (US0003M + 1.130%) due 10/01/2035 ~	3,818	3,845
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.342% (US0001M + 0.470%) due 09/25/2035 ~	2,135	2,146
3.672% (US0001M + 1.800%) due 12/25/2034 ~	754	777
People’s Financial Realty Mortgage Securities Trust
2.012% (US0001M + 0.140%) due 09/25/2036 ~	2,751	1,179
RAAC Trust
2.172% (US0001M + 0.300%) due 06/25/2044 ~	677	616
2.212% (US0001M + 0.340%) due 02/25/2036 ~	800	797
2.212% (US0001M + 0.340%) due 08/25/2036 ~	3,510	3,387
Renaissance Home Equity Loan Trust
2.372% (US0001M + 0.500%) due 12/25/2033 ~	18	18
3.272% due 09/25/2037	6,757	5,340
5.612% due 04/25/2037	3,827	1,945
Residential Asset Mortgage Products Trust
2.372% (US0001M + 0.500%) due 09/25/2035 ~	460	459
2.432% (US0001M + 0.560%) due 06/25/2032 ~	5	4

32	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Asset Securities Corp. Trust
2.022% (US0001M + 0.150%) due 07/25/2036 ~		$8,011	$7,413
2.052% (US0001M + 0.180%) due 04/25/2036 ~		685	685
2.142% (US0001M + 0.270%) due 04/25/2036 ~		430	431
2.142% (US0001M + 0.270%) due 07/25/2036 ~		3,000	1,959
2.242% (US0001M + 0.370%) due 03/25/2036 ~		229	229
2.697% (US0001M + 0.825%) due 07/25/2034 ~		549	545
2.712% (US0001M + 0.840%) due 12/25/2034 ~		1,030	1,028
2.907% (US0001M + 1.035%) due 08/25/2035 ~		2,000	1,951
SACO, Inc.
2.272% (US0001M + 0.400%) due 04/25/2035 ~		6	6
Saxon Asset Securities Trust
2.042% (US0001M + 0.170%) due 10/25/2046 ~		2,551	2,500
2.667% (US0001M + 0.795%) due 03/25/2035 ^~		876	860
Securitized Asset-Backed Receivables LLC Trust
2.122% (US0001M + 0.250%) due 03/25/2036 ~		3,294	2,471
2.637% (US0001M + 0.765%) due 02/25/2034 ~		1,737	1,712
SG Mortgage Securities Trust
2.022% (US0001M + 0.150%) due 10/25/2036 ~		5,100	4,158
2.082% (US0001M + 0.210%) due 10/25/2036 ~		2,300	1,620
2.142% (US0001M + 0.270%) due 02/25/2036 ~		6,962	4,822
Sierra Madre Funding Ltd.
2.082% (US0001M + 0.380%) due 09/07/2039 ~		35,965	32,117
2.102% (US0001M + 0.400%) due 09/07/2039 ~		83,937	74,956
SLC Student Loan Trust
2.239% (US0003M + 0.400%) due 05/15/2028 ~		37	37
SLM Private Education Loan Trust
1.850% due 06/17/2030		478	474
3.527% (US0001M + 1.750%) due 06/15/2045 ~		208	205
5.027% (US0001M + 3.250%) due 05/16/2044 ~		1,065	1,092
SLM Student Loan Trust
0.000% (EUR003M + 0.260%) due 12/15/2023 ~	EUR	3,768	4,636

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.845% (US0003M + 0.100%) due 04/25/2025 ~	$8	8
1.915% (US0003M + 0.170%) due 07/25/2025 ~	128	118
2.291% (US0003M + 0.550%) due 10/26/2026 ~	246	247
2.945% (US0003M + 1.200%) due 07/27/2026 ~	11	11
3.245% (US0003M + 1.500%) due 04/25/2023 ~	8,054	8,227
3.372% (US0001M + 1.500%) due 06/25/2043 ~	103	97
3.372% (US0001M + 1.500%) due 09/25/2076 ~	104	102
3.672% (US0001M + 1.800%) due 11/25/2070 ~	141	145
Soundview Home Loan Trust
1.982% (US0001M + 0.110%) due 02/25/2037 ~	5,128	2,174
2.152% (US0001M + 0.280%) due 10/25/2036 ~	6,675	6,427
2.697% (US0001M + 0.825%) due 06/25/2035 ~	47	47
2.822% (US0001M + 0.950%) due 09/25/2037 ~	3,760	3,631
Specialty Underwriting & Residential Finance Trust
1.992% (US0001M + 0.120%) due 03/25/2037 ~	1,499	830
2.022% (US0001M + 0.150%) due 09/25/2037 ~	5,451	2,881
Structured Asset Investment Loan Trust
2.592% (US0001M + 0.720%) due 10/25/2035 ~	1,000	987
2.847% (US0001M + 0.975%) due 01/25/2035 ~	1,713	1,488
2.997% (US0001M + 1.125%) due 01/25/2035 ~	606	442
3.252% (US0001M + 1.380%) due 04/25/2033 ~	36	35
3.447% (US0001M + 1.575%) due 01/25/2035 ~	684	363
3.597% (US0001M + 1.725%) due 01/25/2035 ^~	789	89
Structured Asset Securities Corp. Mortgage Loan Trust
2.192% (US0001M + 0.320%) due 05/25/2037 ~	1,439	1,432
Structured Asset Securities Corp. Trust
2.332% (US0001M + 0.460%) due 09/25/2035 ~	11,700	10,998
Talon Funding Ltd.
2.515% (US0003M + 0.490%) due 06/05/2035 ~	1,985	973
Terwin Mortgage Trust
2.812% (US0001M + 0.940%) due 12/25/2034 ~	79	78

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	33

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.761% due 09/25/2036		$75	$75
4.849% due 08/25/2036		28	28
Triaxx Prime CDO Ltd.
1.930% (US0001M + 0.260%) due 10/02/2039 ~		7,364	4,645
VOLT LLC
3.125% due 06/25/2047		2,227	2,221
Washington Mutual Asset-Backed Certificates Trust
2.112% (US0001M + 0.240%) due 05/25/2036 ~		2,366	2,079
Wells Fargo Home Equity Asset-Backed Securities Trust
3.447% (US0001M + 1.575%) due 02/25/2035 ~		3,600	3,624

Total Asset-Backed Securities (Cost $623,482)			702,901

SOVEREIGN ISSUES 4.2%
Argentina Government International Bond
5.875% due 01/11/2028		10,600	9,989
6.875% due 01/11/2048		4,800	4,389
22.844% (BADLARPP) due 10/04/2022 ~	ARS	2,200	181
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~		19,715	1,006
26.164% (BADLARPP + 3.250%) due 03/01/2020 ~		1,200	62
27.250% due 06/21/2020 ~		388,747	20,557
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	600	744
4.950% due 02/11/2020		300	396
Brazil Government International Bond
5.625% due 02/21/2047		$1,750	1,701
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2018 (g)	BRL	89,300	26,642
Kuwait International Government Bond
3.500% due 03/20/2027		$14,900	14,639
New Zealand Government International Bond
2.000% due 09/20/2025 (i)	NZD	16,981	12,790
3.000% due 09/20/2030 (i)		4,524	3,740
Peru Government International Bond
6.150% due 08/12/2032	PEN	20,800	7,118
Qatar Government International Bond
4.500% due 01/20/2022		$4,700	4,858
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	8,720	11,102
Saudi Government International Bond
2.375% due 10/26/2021		$600	579
2.875% due 03/04/2023		1,600	1,542
3.250% due 10/26/2026		1,600	1,501
3.625% due 03/04/2028		4,300	4,091
4.500% due 10/26/2046		5,100	4,774

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.625% due 10/04/2047		$5,500	$5,257

Total Sovereign Issues (Cost $142,380)			137,658

		SHARES
COMMON STOCKS 0.0%

CONSUMER DISCRETIONARY 0.0%
Urbi Desarrollos Urbanos S.A.B. de C.V. (e)		9,536	3

Total Common Stocks (Cost $506)			3

CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% (j)		3,500	4,518

Total Convertible Preferred Securities (Cost $4,179)			4,518

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 7.2%

CERTIFICATES OF DEPOSIT 0.7%
Barclays Bank PLC
1.940% due 09/04/2018		$11,750	11,724
Credit Suisse AG
2.507% due 09/28/2018		9,600	9,600

			21,324

REPURCHASE AGREEMENTS (l) 0.2%
			5,597

SHORT-TERM NOTES 0.1%
Letras del Banco Central de la Republica Argentina
25.825% due 06/21/2018	ARS	7,590	358
25.900% due 06/21/2018		20,900	986
26.250% due 05/16/2018		10,450	505
26.400% due 04/18/2018		34,710	1,708
26.450% due 04/18/2018 - 05/16/2018		11,300	554

			4,111

ARGENTINA TREASURY BILLS 0.2%
1.292% due 04/13/2018 - 09/14/2018 (f)(g)		23,640	7,587

34	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
EGYPT TREASURY BILLS 0.3%
18.550% due 04/10/2018 - 09/25/2018 (f)(g)	EGP	170,125	$9,495

GREECE TREASURY BILLS 0.1%
1.066% due 06/08/2018 (g)(h)	EUR	2,600	3,194

JAPAN TREASURY BILLS 5.6%
(0.257)% due 04/09/2018 - 05/21/2018 (f)(g)	JPY	19,723,500	185,385

Total Short-Term Instruments (Cost $236,262)			236,693

Total Investments in Securities (Cost $3,656,677)			3,755,967

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 11.0%

SHORT-TERM INSTRUMENTS 11.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.0%
PIMCO Short Asset Portfolio	35,322,943	$353,300
PIMCO Short-Term Floating NAV Portfolio III	982,145	9,707

Total Short-Term Instruments (Cost $363,486)		363,007

Total Investments in Affiliates (Cost $363,486)		363,007

Total Investments 124.4% (Cost $4,020,163)		$4,118,974

Financial Derivative Instruments (n)(p) (0.3)% (Cost or Premiums, net $14,376)		(10,552)

Other Assets and Liabilities, net (24.1)%		(798,417)

Net Assets 100.0%		$3,310,005

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Coupon represents a yield to maturity.
(i)	Principal amount of security is adjusted for inflation.
(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	Contingent convertible security.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	35

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(l)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$5,597	U.S. Treasury Notes 1.125% due 09/30/2021	$(5,712)	$5,597	$5,598

Total Repurchase Agreements						$(5,712)	$5,597	$5,598

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	1.810%	03/08/2018	04/09/2018	$(11,165)	$(11,179)
	1.920	03/23/2018	04/23/2018	(31,891)	(31,908)
	1.940	03/21/2018	04/23/2018	(61,371)	(61,411)
GRE	1.790	03/06/2018	04/06/2018	(48,187)	(48,252)
	1.820	03/12/2018	04/12/2018	(8,267)	(8,275)
	2.030	03/27/2018	04/10/2018	(11,539)	(11,543)
	2.050	03/28/2018	04/04/2018	(14,140)	(14,144)
JPS	1.600	03/08/2018	04/09/2018	(106,064)	(106,181)
NXN	1.550	01/08/2018	04/06/2018	(79,300)	(79,587)
	1.580	02/05/2018	04/03/2018	(62,208)	(62,361)

Total Reverse Repurchase Agreements					$(434,841)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	1.870%	03/16/2018	04/16/2018	$(16,519)	$(16,507)

Total Sale-Buyback Transactions					$(16,507)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOM	$0	$(104,498)	$0	$(104,498)	$104,196	$(302)
FICC	5,598	0	0	5,598	(5,712)	(114)
GRE	0	(82,214)	0	(82,214)	81,658	(556)
JPS	0	(106,181)	0	(106,181)	105,739	(442)
NXN	0	(141,948)	0	(141,948)	141,382	(566)

36	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

March 31, 2018

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(4)
Master Securities Forward Transaction Agreement
BCY	$0	$0	$(16,507)	$(16,507)	$16,500	$(7)

Total Borrowings and Other Financing Transactions	$5,598	$(434,841)	$(16,507)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(434,841)	$0	$0	$(434,841)

Total	$0	$(434,841)	$0	$0	$(434,841)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(16,507)	0	0	(16,507)

Total	$0	$(16,507)	$0	$0	$(16,507)

Total Borrowings	$0	$(451,348)	$0	$0	$(451,348)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(451,348)

(m)	Securities with an aggregate market value of $450,160 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(158,584) at a weighted average interest rate of 1.328%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(12) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(n)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 5-Year Note June Futures	06/2018	1,499	$	171,577	$741	$164	$0
U.S. Treasury 10-Year Note June Futures	06/2018	5,762		698,012	6,255	1,351	0

					$6,996	$1,515	$0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	37

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar June Futures	06/2019	6,441	$	(1,567,176)	$12,142	$161	$0
Euro-BTP Italy Government Bond June Futures	06/2018	1,165	EUR	(198,952)	(6,038)	0	(1,577)
U.S. Treasury 30-Year Bond June Futures	06/2018	85	$	(12,463)	(292)	0	(64)

					$5,812	$161	$(1,641)

Total Futures Contracts					$12,808	$1,676	$(1,641)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Kraft Heinz Foods Co.	(1.000)%	Quarterly	09/20/2018	0.085%	$ 1,850	$(28)	$19	$(9)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	09/20/2020	0.262%	$	36,400	$492	$172	$664	$1	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	03/20/2023	0.606		3,000	(10)	66	56	0	0
Caterpillar Financial Services Corp.	1.000	Quarterly	06/20/2019	0.102		2,500	43	(15)	28	0	0
Citigroup, Inc.	1.000	Quarterly	03/20/2019	0.179		1,000	13	(5)	8	0	0
Daimler AG	1.000	Quarterly	12/20/2020	0.311	EUR	1,800	30	13	43	0	(1)
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.410	$	31,300	29	640	669	0	(15)
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.478		12,400	103	161	264	0	(2)
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.582		15,600	315	(20)	295	0	(8)

							$1,015	$1,012	$2,027	$1	$(26)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$	342,800	$(26,679)	$3,923	$(22,756)	$0	$(1,398)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	9,300	(126)	(155)	(281)	0	(7)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		41,500	(1,100)	(93)	(1,193)	0	(30)
iTraxx Europe Senior 27 5-Year Index	(1.000)	Quarterly	06/20/2022		28,700	(173)	(696)	(869)	0	(31)

						$(28,078)	$2,979	$ (25,099)	$0	$(1,466)

38	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

March 31, 2018

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	Semi-Annual	06/15/2018	$	300	$0	$0	$0	$0	$0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		784,600	(6,211)	6,245	34	112	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		38,150	(302)	304	2	6	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		76,900	778	115	893	20	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		5,500	(39)	61	22	1	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2020		718,000	16,680	2,222	18,902	62	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		25,400	947	(86)	861	0	(15)
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	12/03/2025		103,800	(672)	3,388	2,716	0	(163)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		79,300	(138)	2,657	2,519	0	(124)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		375,720	17,251	10,828	28,079	0	(580)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		217,400	18,880	3,006	21,886	0	(356)
Receive(6)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		14,200	1,643	(529)	1,114	0	(83)
Pay(6)	6-Month EUR-EURIBOR	0.500	Annual	09/19/2023	EUR	169,300	(663)	664	1	178	0
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	09/19/2048		34,500	925	(747)	178	100	0
Receive	6-Month GBP-LIBOR	2.050	Semi-Annual	09/23/2019	GBP	80,000	(3,710)	1,963	(1,747)	0	(36)
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020		3,300	(114)	55	(59)	0	(2)
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023		191,500	(123)	(880)	(1,003)	0	(728)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	12,280,000	(1,033)	229	(804)	107	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/21/2028		1,560,000	139	(149)	(10)	5	0
Receive(6)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		8,040,000	212	(830)	(618)	41	0
Pay	28-Day MXN-TIIE	7.350	Lunar	09/30/2027	MXN	477,756	(272)	(288)	(560)	105	0

							$44,178	$28,228	$72,406	$737	$(2,087)

Total Swap Agreements							$17,087	$32,238	$49,325	$738	$(3,579)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	39

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$1,676	$738	$2,414	$0	$(1,641)	$(3,579)	$(5,220)

(o)	Securities with an aggregate market value of $101,715 and cash of $8,256 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(p)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2018	ARS	410	$	20	$0	$0
	04/2018	AUD	19,747		15,547	380	0
	04/2018	EUR	13,885		17,166	81	0
	04/2018	$	1,548	EGP	28,808	76	0

40	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

March 31, 2018

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2018	ARS	8,670	$	415	$0	$(6)
	05/2018	ZAR	27,846		2,304	0	(37)
	06/2018	$	820	RUB	46,387	0	(17)
	07/2018	BRL	6,500	$	1,917	0	(36)
BPS	04/2018	ARS	3,660		176	0	(5)
	04/2018	BRL	24,561		7,540	100	0
	04/2018	$	3,193	ARS	65,513	60	0
	04/2018		7,390	BRL	24,561	50	0
	05/2018	SEK	12,260	$	1,528	54	0
	05/2018	$	7,518	BRL	24,561	0	(97)
	05/2018		221	MXN	4,081	2	0
	05/2018		319	TRY	1,250	0	(7)
BRC	05/2018	ARS	1,780	$	85	0	(2)
	06/2018	$	17,983	RUB	1,024,371	0	(243)
CBK	04/2018	ARS	9,900	$	490	2	0
	04/2018	BRL	10,400		3,139	0	(11)
	04/2018	DKK	993		158	0	(6)
	04/2018	EUR	2,946		3,639	15	0
	04/2018	GBP	90,670		127,519	309	0
	04/2018	JPY	5,796,000		54,847	355	0
	04/2018	$	3,129	BRL	10,400	21	0
	04/2018		833	DKK	5,033	0	(2)
	05/2018	MXN	10,498	$	561	0	(14)
	07/2018	BRL	13,000		3,867	0	(39)
	07/2018	DKK	5,033		839	2	0
DUB	04/2018	BRL	10,400		3,147	0	(3)
	04/2018	$	15,282	AUD	19,747	0	(116)
	04/2018		3,129	BRL	10,400	21	0
	05/2018	AUD	19,747	$	15,284	117	0
	05/2018	$	3,138	BRL	10,400	5	0
	06/2018	TWD	714,796	$	24,672	0	(80)
	01/2021	$	2,352	BRL	10,311	440	0
FBF	04/2018	ARS	17,300	$	845	0	(8)
	04/2018	$	167,262	EUR	135,052	0	(1,087)
	05/2018	EUR	135,052	$	167,608	1,090	0
	05/2018	$	13,742	ARS	287,541	179	0
GLM	04/2018	JPY	1,668,591	$	15,775	93	0
	04/2018	NOK	2,440		308	0	(3)
	04/2018	$	1,325	GBP	936	0	(11)
	05/2018	JPY	658,800	$	6,205	0	(5)
	05/2018	$	713	ARS	14,467	0	(10)
	06/2018	ARS	6,100	$	301	10	0
	06/2018	EUR	2,600		3,244	29	0
	06/2018	KRW	8,778,795		8,243	0	(38)
	07/2018	BRL	16,000		4,763	0	(45)
HUS	04/2018	ARS	34,847		1,719	0	(10)
	04/2018	BRL	88,946		26,760	0	(181)
	04/2018	CAD	21,509		17,044	348	0
	04/2018	$	27,231	BRL	88,946	0	(289)
	04/2018		127,591	GBP	89,734	0	(1,694)
	05/2018	ARS	2,080	$	100	0	(2)
	05/2018	GBP	89,734		127,746	1,694	0
	05/2018	$	1,514	ARS	31,037	5	0
	05/2018		416	RUB	24,146	2	0
	06/2018	KRW	26,586,717	$	24,596	0	(482)
	06/2018	$	16,270	RUB	921,289	0	(316)
	01/2021	BRL	10,311	$	1,590	0	(1,202)
JPM	04/2018	ARS	34,476		1,703	0	(8)
	04/2018	DKK	4,040		654	0	(13)
	04/2018	EUR	1,957		2,416	8	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	41

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2018	NZD	21,298	$	15,617	$225	$0
	04/2018	$	16,710	CAD	21,509	0	(14)
	04/2018		3,053	EGP	56,816	145	0
	05/2018	CAD	21,509	$	16,719	14	0
	05/2018	$	1,683	ARS	34,476	4	0
	06/2018		33,122	KRW	35,197,820	78	0
	07/2018	BRL	27,000	$	7,954	0	(159)
MSB	04/2018	ARS	3,850		186	0	(3)
	04/2018	BRL	26,982		8,264	91	0
	04/2018	EUR	116,264		143,858	801	0
	04/2018	JPY	2,843,700		26,759	24	(17)
	04/2018	$	8,133	BRL	26,982	39	0
	05/2018	JPY	4,000,000	$	36,787	0	(876)
	06/2018	ARS	14,800		728	22	0
	07/2018	BRL	26,800		7,879	0	(175)
RYL	05/2018	$	786	ARS	16,033	0	(7)
SCX	04/2018	BRL	27,003	$	8,264	85	0
	04/2018	$	8,124	BRL	27,003	55	0
	06/2018	HKD	12,085	$	1,549	6	0
	06/2018	SGD	32,516		24,744	0	(100)
	06/2018	$	2,696	INR	177,549	9	0
	07/2018		2,517	EGP	48,053	135	0
SOG	04/2018	ARS	5,000	$	254	8	0
	05/2018	ILS	1,106		327	11	0
	05/2018	MXN	354,158		18,889	0	(481)
UAG	04/2018	$	19,839	JPY	2,083,591	0	(256)
	04/2018		15,529	NZD	21,298	0	(137)
	05/2018	JPY	8,923,591	$	84,424	340	0
	05/2018	NZD	21,298		15,527	136	0
	05/2018	$	16,306	TRY	63,753	0	(381)

Total Forward Foreign Currency Contracts						$7,776	$(8,731)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	12/04/2018	$ 300,800	$633	$106
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	58,300	2,966	1,645
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018	109,500	5,656	3,091
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018	368,300	2,090	26
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018	51,750	2,488	1,529

Total Purchased Options							$13,833	$6,397

42	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

March 31, 2018

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Call - OTC EUR versus USD	$	1.265	04/19/2018	EUR	13,873	$(78)	$(9)
MSB	Call - OTC USD versus BRL	BRL	3.320	04/12/2018	$	33,056	(197)	(189)

							$(275)	$(198)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$	294,100	$(3,059)	$(3,833)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.173	12/04/2018		63,400	(634)	(185)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018		549,800	(5,842)	(7,165)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018		258,600	(2,737)	(3,232)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018		79,200	(2,090)	(113)

								$(14,362)	$(14,528)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
GSC	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	$	98.203	05/07/2018	$	70,000	$(274)	$(35)

Total Written Options							$(14,911)	$(14,761)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(2)	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2021	0.587%	$	500	$(16)	$23	$7	$0
	Mexico Government International Bond	1.000	Quarterly	12/20/2021	0.748		4,700	(184)	228	44	0
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.587		1,100	(35)	49	14	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2021	0.717		700	(27)	34	7	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	43

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(2)	Notional Amount(3)			Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BRC	Argentine Republic Government International Bond	5.000%	Quarterly	06/20/2022	2.262%	$		3,050	$248	$80	$328	$0
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.587			4,600	(148)	209	61	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2021	0.748			2,100	(81)	100	19	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2018	0.220			21,900	139	(7)	132	0
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.954			2,100	(27)	32	5	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2018	0.317			300	0	2	2	0
	Shire Acquisitions Investments Ireland DAC	1.000	Quarterly	12/20/2021	1.116		EUR	2,500	(93)	81	0	(12)
DUB	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.587	$		100	(3)	4	1	0
GST	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	2.262			5,250	431	133	564	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.587			2,600	(84)	118	34	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	0.954			2,300	(23)	28	5	0
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.488			2,000	(98)	56	0	(42)
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.587			200	(6)	9	3	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2021	0.717			700	(34)	41	7	0
JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.587			1,250	(40)	56	16	0
MYC	Brazil Government International Bond	1.000	Quarterly	03/20/2019	0.551			11,800	(417)	473	56	0
	Brazil Government International Bond	1.000	Quarterly	09/20/2019	0.661			11,800	(237)	300	63	0
	California State General Obligation Bonds, Series 2003	1.000	Quarterly	09/20/2024	0.497			11,400	81	259	340	0
	Ohio State General Obligation Bonds, Series 2007	1.000	Quarterly	09/20/2019	0.090			3,400	99	(52)	47	0

									$(555)	$2,256	$1,755	$(54)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$900	$(26)	$22	$0	$(4)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	18,100	(628)	554	0	(74)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	12,100	(424)	374	0	(50)

						$(1,078)	$950	$0	$(128)

Total Swap Agreements						$(1,633)	$3,206	$1,755	$(182)

44	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

March 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$537	$0	$51	$588	$(96)	$0	$0	$(96)	$492	$(280)	$212
BPS	266	0	21	287	(109)	0	0	(109)	178	0	178
BRC	0	0	540	540	(245)	0	0	(245)	295	(160)	135
CBK	704	1,751	7	2,462	(72)	(4,018)	(12)	(4,102)	(1,640)	2,425	785
DUB	583	0	1	584	(199)	0	0	(199)	385	(350)	35
FBF	1,269	0	0	1,269	(1,095)	0	0	(1,095)	174	0	174
GLM	132	3,091	0	3,223	(112)	(7,174)	0	(7,286)	(4,063)	4,129	66
GSC	0	0	0	0	0	(35)	0	(35)	(35)	0	(35)
GST	0	0	603	603	0	0	(4)	(4)	599	(730)	(131)
HUS	2,049	0	10	2,059	(4,176)	0	(42)	(4,218)	(2,159)	2,265	106
JPM	474	0	16	490	(194)	0	0	(194)	296	(340)	(44)
MSB	977	0	0	977	(1,071)	(189)	0	(1,260)	(283)	1,127	844
MYC	0	1,555	506	2,061	0	(3,345)	(74)	(3,419)	(1,358)	999	(359)
RYL	0	0	0	0	(7)	0	0	(7)	(7)	0	(7)
SCX	290	0	0	290	(100)	0	0	(100)	190	0	190
SOG	19	0	0	19	(481)	0	0	(481)	(462)	332	(130)
UAG	476	0	0	476	(774)	0	(50)	(824)	(348)	366	18

Total Over the Counter	$7,776	$6,397	$1,755	$15,928	$(8,731)	$(14,761)	$(182)	$(23,674)

(q)	Securities with an aggregate market value of $12,151 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	45

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,676	$1,676
Swap Agreements	0	1	0	0	737	738

	$0	$1	$0	$0	$2,413	$2,414

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,776	$0	$7,776
Purchased Options	0	0	0	0	6,397	6,397
Swap Agreements	0	1,755	0	0	0	1,755

	$0	$1,755	$0	$7,776	$6,397	$15,928

	$0	$1,756	$0	$7,776	$8,810	$18,342

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,641	$1,641
Swap Agreements	0	1,492	0	0	2,087	3,579

	$0	$1,492	$0	$0	$3,728	$5,220

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,731	$0	$8,731
Written Options	0	0	0	198	14,563	14,761
Swap Agreements	0	182	0	0	0	182

	$0	$182	$0	$8,929	$14,563	$23,674

	$0	$1,674	$0	$8,929	$18,291	$28,894

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(1,077)	$(1,077)
Written Options	0	0	0	0	2,602	2,602
Futures	0	0	0	0	(20,743)	(20,743)
Swap Agreements	0	(27,703)	0	0	39	(27,664)

	$0	$(27,703)	$0	$0	$(19,179)	$(46,882)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$36,522	$0	$36,522
Purchased Options	0	0	0	0	(1,576)	(1,576)
Written Options	0	15	0	731	2,760	3,506
Swap Agreements	0	4,437	0	(2)	1,039	5,474

	$0	$4,452	$0	$37,251	$2,223	$43,926

	$0	$(23,251)	$0	$37,251	$(16,956)	$(2,956)

46	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

March 31, 2018

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$862	$862
Written Options	0	0	0	0	(955)	(955)
Futures	0	0	0	0	11,813	11,813
Swap Agreements	0	11,642	0	0	30,435	42,077

	$0	$11,642	$0	$0	$42,155	$53,797

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(62,300)	$0	$(62,300)
Purchased Options	0	0	0	0	(6,941)	(6,941)
Written Options	0	0	0	77	1,500	1,577
Swap Agreements	0	605	0	0	741	1,346

	$0	$605	$0	$(62,223)	$(4,700)	$(66,318)

	$0	$12,247	$0	$(62,223)	$37,455	$(12,521)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$16,245	$0	$16,245
Corporate Bonds & Notes
Banking & Finance	0	631,620	0	631,620
Industrials	0	178,535	0	178,535
Utilities	0	58,460	0	58,460
Municipal Bonds & Notes
California	0	20,812	0	20,812
Illinois	0	4,690	0	4,690
Puerto Rico	0	2,079	0	2,079
Washington	0	27,895	0	27,895
West Virginia	0	7,387	0	7,387
U.S. Government Agencies	0	397,586	0	397,586
U.S. Treasury Obligations	0	888,484	0	888,484
Non-Agency Mortgage-Backed Securities	0	434,616	5,785	440,401
Asset-Backed Securities	0	701,224	1,677	702,901
Sovereign Issues	0	137,658	0	137,658
Common Stocks
Consumer Discretionary	3	0	0	3
Convertible Preferred Securities
Banking & Finance	0	4,518	0	4,518
Short-Term Instruments
Certificates of Deposit	9,600	11,724	0	21,324
Repurchase Agreements	0	5,597	0	5,597
Short-Term Notes	0	4,111	0	4,111
Argentina Treasury Bills	0	7,587	0	7,587
Egypt Treasury Bills	0	9,495	0	9,495
Greece Treasury Bills	0	3,194	0	3,194
Japan Treasury Bills	0	185,385	0	185,385
	$9,603	$3,738,902	$7,462	$3,755,967

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	47

Schedule of Investments PIMCO Unconstrained Bond Fund (Cont.)

March 31, 2018

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$363,007	$0	$0	$363,007

Total Investments	$372,610	$3,738,902	$7,462	$4,118,974

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,676	738	0	2,414
Over the counter	0	15,928	0	15,928
	$1,676	$16,666	$0	$18,342

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,641)	(3,579)	0	(5,220)
Over the counter	0	(23,674)	0	(23,674)
	$(1,641)	$(27,253)	$0	$(28,894)

Total Financial Derivative Instruments	$35	$(10,587)	$0	$(10,552)

Totals	$372,645	$3,728,315	$7,462	$4,108,422

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

48	PIMCO UNCONSTRAINED BOND FUND	See Accompanying Notes

Notes to Financial Statements

March 31, 2018

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Class A, Class C and Class R shares of the PIMCO Unconstrained Bond Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

On March 23, 2018, PIMCO processed an automatic conversion of all Class D shares of the Fund into Class A shares of the Fund. Shareholders of Class D received Class A shares of equal value to their outstanding shares of Class D as of March 23, 2018. The conversion was tax-free and shareholders did not have to pay any sales charge, fee or other charge in connection with the conversion.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of

ANNUAL REPORT	MARCH 31, 2018	49

Notes to Financial Statements (Cont.)

interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

50	PIMCO UNCONSTRAINED BOND FUND

March 31, 2018

If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05, which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements,

ANNUAL REPORT	MARCH 31, 2018	51

Notes to Financial Statements (Cont.)

and also change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices

52	PIMCO UNCONSTRAINED BOND FUND

March 31, 2018

obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value

ANNUAL REPORT	MARCH 31, 2018	53

Notes to Financial Statements (Cont.)

of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar

54	PIMCO UNCONSTRAINED BOND FUND

March 31, 2018

assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data,

ANNUAL REPORT	MARCH 31, 2018	55

Notes to Financial Statements (Cont.)

estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

56	PIMCO UNCONSTRAINED BOND FUND

March 31, 2018

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The tables below show the Fund’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2018 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$0	$353,780	$0	$0	$(480)	$353,300	$3,687	$94

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$584,006	$1,011,852	$(1,586,160)	$(43)	$52	$9,707	$852	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

ANNUAL REPORT	MARCH 31, 2018	57

Notes to Financial Statements (Cont.)

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loan Participations, Assignments and Originations  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of March 31, 2018, the Fund had $9,400,000 in unfunded loan commitments outstanding.

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Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

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Notes to Financial Statements (Cont.)

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities  (“PIKs”) may give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statement of Assets and Liabilities.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund at March 31, 2018 are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which

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are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued

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Notes to Financial Statements (Cont.)

interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

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The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the

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Notes to Financial Statements (Cont.)

option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

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(d) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities.

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Notes to Financial Statements (Cont.)

Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to

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deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

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Notes to Financial Statements (Cont.)

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL RISKS

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

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Credit Risk  is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over the counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

ANNUAL REPORT	MARCH 31, 2018	69

Notes to Financial Statements (Cont.)

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be

70	PIMCO UNCONSTRAINED BOND FUND

March 31, 2018

traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund.

ANNUAL REPORT	MARCH 31, 2018	71

Notes to Financial Statements (Cont.)

Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

72	PIMCO UNCONSTRAINED BOND FUND

March 31, 2018

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class P	Class A	Class C	Class R
0.55%(1)	0.25%	0.35%	0.40%	0.40%	0.40%

(1)	PIMCO has contractually agreed, through July 31, 2019, to reduce its Investment Advisory Fee by 0.01% of the average daily net assets of the Fund.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended March 31, 2018, the Distributor retained $8,573,595 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which may include certain other

ANNUAL REPORT	MARCH 31, 2018	73

Notes to Financial Statements (Cont.)

expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000 and each other committee chair receives an additional annual retainer of $4,500. Each Trustee, other than the Trustees affiliated with PIMCO, or its affiliates, receives $775 for each Valuation Oversight Committee meeting attended. In addition, the Valuation Oversight Committee co-leads together receive an additional retainer of $11,500, which amount is divided evenly among the co-leads so that each individually receives an additional annual retainer of $5,750. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Fee Waiver Agreement, PIMCO contractually agreed to reduce its Investment Advisory Fee for the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO.

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. The total recoverable amounts to PIMCO at March 31, 2018, were as follows (amounts in thousands†):

Expiring Within
12 months	13-24 months	25-36 months	Total
$0	$0	$126	$126

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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March 31, 2018

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2018, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Purchases	Sales
$32,736	$12,173

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

ANNUAL REPORT	MARCH 31, 2018	75

Notes to Financial Statements (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2018, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$4,749,200	$4,341,024	$350,444	$478,839

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 03/31/2018				Year Ended 03/31/2017
	Shares		Amount		Shares		Amount

Receipts for shares sold
Institutional Class	30,805		$338,002		129,993		$1,366,196
Class P	8,475		93,079		21,962		229,750
Administrative Class	0		0		11	(a)	104	(a)
Class D	2,678		29,434		1,796		19,175
Class A	12,133	(b)	131,574	(b)	1,777		18,871
Class C	1,158		12,703		713		7,560
Class R	139		1,509		203		2,128

Issued as reinvestment of distributions
Institutional Class	10,859		118,068		4,411		46,400
Class P	1,049		11,410		593		6,241
Administrative Class	0		0		1	(a)	13	(a)
Class D	413		4,498		190		1,999
Class A	725		7,887		386		4,059
Class C	594		6,446		250		2,627
Class R	25		275		11		117

Cost of shares redeemed
Institutional Class	(57,906)		(633,958)		(164,352)		(1,720,370)
Class P	(8,870)		(97,180)		(107,118)		(1,120,470)
Administrative Class	0		0		(185	)(a)	(1,928	)(a)
Class D	(12,908	)(b)	(140,102	)(b)	(4,646)		(48,744)
Class A	(7,578)		(83,428)		(12,121)		(127,256)
Class C	(7,473)		(82,014)		(11,395)		(119,692)
Class R	(233)		(2,554)		(314)		(3,306)
Net increase (decrease) resulting from Fund share transactions	(25,915)		$(284,351)		(137,834)		$(1,436,526)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Administrative Class Shares liquidated at the close of business on January 13, 2017.
(b)	On March 23, 2018, 8,524 Class D shares in the amount of $92,138 converted into Class A shares of the Fund.

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

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March 31, 2018

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2018, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of March 31, 2018, the components of distributable taxable earnings are as follows (amounts in thousands†):

PIMCO Unconstrained Bond Fund

Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)
$98,806	$0	$127,951	$(389)	$(519,174)	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, sale/buyback transactions, convertible preferred securities, passive foreign investment companies (PFICs), straddle loss deferrals, and Lehman securities.

(3)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for distributions payable at fiscal year-end and organizational costs.

(4)	Capital losses available to offset future net capital gains expire in varying amounts as shown below.
(5)	Capital losses realized during the period November 1, 2017 through March 31, 2018 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2017 through March 31, 2018 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

ANNUAL REPORT	MARCH 31, 2018	77

Notes to Financial Statements (Cont.)

March 31, 2018

As of March 31, 2018, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

PIMCO Unconstrained Bond Fund

Short-Term	Long-Term
$519,174	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of March 31, 2018, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

PIMCO Unconstrained Bond Fund

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)
$4,045,919	$271,346	$(143,904)	$127,442

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) on investments are attributable to open wash sale loss deferrals, unrealized gain or loss on certain futures, and forward contracts, sale/buyback transactions, realized and unrealized gain (loss) swap contracts, passive foreign investment companies (PFICs), straddle loss deferrals, and Lehman securities.

For the fiscal years ended March 31, 2018 and March 31, 2017, respectively, the Fund made the following tax basis distributions (amounts in thousands†):

PIMCO Unconstrained Bond Fund

March 31, 2018			March 31, 2017
Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)
$165,521	$0	$0	$84,206	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

16. SUBSEQUENT EVENTS

On February 13, 2018, the Board approved a proposal to change the name of Class P for all Funds of the Trust that offer such class to I-2. The name change occurred on April 27, 2018.

On May 15, 2018, the Board approved a proposal to change the name of the PIMCO Unconstrained Bond Fund to PIMCO Dynamic Bond Fund. The name change is expected to be effective on July 30, 2018.

There were no other subsequent events identified that require recognition or disclosure.

78	PIMCO UNCONSTRAINED BOND FUND

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO Unconstrained Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PIMCO Unconstrained Bond Fund (one of the funds constituting PIMCO Funds, referred to hereafter as the “Fund”) as of March 31, 2018, the related statement of operations for the year ended March 31, 2018, the statement of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2018 and the financial highlights for each of the five years in the period ended March 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 24, 2018

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

ANNUAL REPORT	MARCH 31, 2018	79

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GST	Goldman Sachs International
BOA	Bank of America N.A.	HUS	HSBC Bank USA N.A.
BOM	Bank of Montreal	JPM	JP Morgan Chase Bank N.A.
BPS	BNP Paribas S.A.	JPS	JP Morgan Securities, Inc.
BRC	Barclays Bank PLC	MSB	Morgan Stanley Bank, N.A
CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services, Inc.
DUB	Deutsche Bank AG	NXN	Natixis New York
FBF	Credit Suisse International	RYL	Royal Bank of Scotland Group PLC
FICC	Fixed Income Clearing Corporation	SCX	Standard Chartered Bank
GLM	Goldman Sachs Bank USA	SOG	Societe Generale
GRE	RBS Securities, Inc.	UAG	UBS AG Stamford
GSC	Goldman Sachs & Co.

Currency Abbreviations:
ARS	Argentine Peso	KRW	South Korean Won
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
DKK	Danish Krone	PEN	Peruvian New Sol
EGP	Egyptian Pound	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	SGD	Singapore Dollar
HKD	Hong Kong Dollar	TRY	Turkish New Lira
ILS	Israeli Shekel	TWD	Taiwanese Dollar
INR	Indian Rupee	USD (or $)	United States Dollar
JPY	Japanese Yen	ZAR	South African Rand

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate
BADLARPP	Argentina Badlar Floating Rate Notes	LIBOR01M	1 Month USD-LIBOR
BP0003M	3 Month GBP-LIBOR	LIBOR03M	3 Month USD-LIBOR
CDX.HY	Credit Derivatives Index - High Yield	PRIME	Daily US Prime Rate
CMBX	Commercial Mortgage-Backed Index	US0001M	1 Month USD Swap Rate
COF 11	Cost of Funds - 11th District of San Francisco	US0003M	3 Month USD Swap Rate
EUR003M	3 Month EUR Swap Rate	US0006M	6 Month USD Swap Rate
EUR006M	6 Month EUR Swap Rate	US0012M	12 Month USD Swap Rate

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.
BABs	Build America Bonds	PIK	Payment-in-Kind
BTP	Buoni del Tesoro Poliennali	REMIC	Real Estate Mortgage Investment Conduit
CDO	Collateralized Debt Obligation	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	TBD%	Interest rate to be determined when loan settles
DAC	Designated Activity Company	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
EURIBOR	Euro Interbank Offered Rate

80	PIMCO UNCONSTRAINED BOND FUND

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of the following Fund’s Fiscal 2018 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below:

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2018 was designated as ‘qualified dividend income’ as defined in the Act subject to reduced tax rates in 2018:

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s†)	Qualified Short-Term Capital Gain (000s†)
PIMCO Unconstrained Bond Fund	0%	0%	$165,520	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2019, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2018.

ANNUAL REPORT	MARCH 31, 2018	81

Management of the Trust

The charts below identify the Trustees and executive officers of the Trust. Unless otherwise indicated, the address of all persons below is 650 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call PIMCO at (888) 87-PIMCO or visit the Funds’ website at www.pimco.com.

Name, Year of Birth and Position Held with Trust*	Term of Office and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Public Company and Investment Company Directorships Held by Trustee During the Past 5 Years
Interested Trustees[1]
Brent R. Harris (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO. Formerly, member of Executive Committee, PIMCO.	162	Chairman and Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors, Investment Company Institute.
Peter G. Strelow (1970) Trustee	05/2017 to present	Managing Director and Co-Chief Operating Officer, PIMCO. Formerly, Chief Administrative Officer, PIMCO.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
Independent Trustees
George E. Borst (1948) Trustee	04/2015 to present	Executive Advisor, McKinsey & Company (since 10/14); Formerly, Executive Advisor, Toyota Financial Services (10/13-12/14); and CEO, Toyota Financial Services (1/01-9/13).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, MarineMax Inc.
Jennifer Holden Dunbar (1963) Trustee	04/2015 to present	Managing Director, Dunbar Partners, LLC (business consulting and investments). Formerly, Partner, Leonard Green & Partners, L.P.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT; Director, PS Business Parks; Director, Big 5 Sporting Goods Corporation.
Kym M. Hubbard (1957) Trustee	02/2017 to present	Formerly, Global Head of Investments, Chief Investment Officer and Treasurer, Ernst & Young.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, State Auto Financial Corporation.
Gary F. Kennedy (1955) Trustee	04/2015 to present	Formerly, Senior Vice President, General Counsel and Chief Compliance Officer, American Airlines and AMR Corporation (now American Airlines Group) (1/03-1/14).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
Peter B. McCarthy (1950) Trustee	04/2015 to present	Formerly, Assistant Secretary and Chief Financial Officer, United States Department of Treasury; Deputy Managing Director, Institute of International Finance.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Ronald C. Parker (1951) Lead Independent Trustee	07/2009 to present Lead Independent Trustee - 02/2017 to present	Director of Roseburg Forest Products Company. Formerly, Chairman of the Board, The Ford Family Foundation; and President, Chief Executive Officer, Hampton Affiliates (forestry products).	162	Lead Independent Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Trustee, PIMCO Equity Series and PIMCO Equity Series VIT.

*	Unless otherwise noted, the information for the individuals listed is as of March 31, 2018.
[1]	Mr. Harris and Mr. Strelow are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.
†	Trustees serve until their successors are duly elected and qualified.

82	PIMCO UNCONSTRAINED BOND FUND

(Unaudited)

Executive Officers

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
Peter G. Strelow (1970) President	01/2015 to present Senior Vice President 11/2013 to 01/2015 Vice President 05/2008 to 11/2013	Managing Director and Co-Chief Operating Officer, PIMCO. President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Chief Administrative Officer, PIMCO.
David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Chief Legal Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management of America L.P.
Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Managing Director and Chief Compliance Officer, PIMCO. Chief Compliance Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Brent R. Harris (1959) Senior Vice President	01/2015 to present President 03/2009 to 01/2015	Managing Director, PIMCO. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, member of Executive Committee, PIMCO.
Joshua D. Ratner (1976)** Vice President - Senior Counsel, Secretary	11/2013 to present Assistant Secretary 10/2007 to 01/2011	Executive Vice President and Deputy General Counsel, PIMCO. Chief Legal Officer, PIMCO Investments LLC. Vice President - Senior Counsel, Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Vice President, Secretary and Chief Legal Officer, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Ryan G. Leshaw (1980) Assistant Secretary	05/2012 to present	Senior Vice President and Senior Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Associate, Willkie Farr & Gallagher LLP.
Wu-Kwan Kit (1981) Assistant Secretary	08/2017 to present	Vice President and Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Assistant General Counsel, VanEck Associates Corp.
Stacie D. Anctil (1969) Vice President	05/2015 to present Assistant Treasurer 11/2003 to 05/2015	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
William G. Galipeau (1974) Vice President	11/2013 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Eric D. Johnson (1970)** Vice President	05/2011 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Bijal Y. Parikh (1978) Vice President	02/2017 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Greggory S. Wolf (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Trent W. Walker (1974) Treasurer	11/2013 to present Assistant Treasurer 05/2007 to 11/2013	Executive Vice President, PIMCO. Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

ANNUAL REPORT	MARCH 31, 2018	83

Management of the Trust (Cont.)

(Unaudited)

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Executive Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Colleen D. Miller (1980)** Assistant Treasurer	02/2017 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Vice President Cohen & Steers Capital Management.
Christopher M. Morin (1980) Assistant Treasurer	08/2016 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Jason J. Nagler (1982)** Assistant Treasurer	05/2015 to present	Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Head of Mutual Fund Reporting, GMO and Assistant Treasurer, GMO Trust and GMO Series Trust Funds.

*

The term “PIMCO-Sponsored Closed-End Funds” as used herein includes: PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund Inc., PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO Dynamic Credit and Mortgage Income Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II and PIMCO Strategic Income Fund, Inc.; the term “PIMCO-Sponsored Interval Funds” as used herein includes: PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund.

**	The address of these officers is Pacific Investment Management Company LLC, 1633 Broadway, New York, New York 10019.

84	PIMCO UNCONSTRAINED BOND FUND

Privacy Policy1

(Unaudited)

The Funds2,3 consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ non-public personal information. The Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers or sub-advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial advisor or consultant, and/or from information captured on applicable websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any non-public personal information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds or their affiliates may also retain non-affiliated companies to market Fund shares or products which use Fund shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm and/or financial advisor or consultant.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal or account information to non-affiliated third parties in limited circumstances where the Funds believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect their rights or property, or upon reasonable request by any fund advised by PIMCO in which a shareholder has invested. In addition, the Funds may disclose information about a shareholder or a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, distributors or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds may share may include, for example, a shareholder’s participation in the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transactions with a shareholder, information captured on applicable websites, or other data about a shareholder’s accounts, subject

ANNUAL REPORT	MARCH 31, 2018	85

Privacy Policy1 (Cont.)

(Unaudited)

to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

Information Collected from Websites

Websites maintained by the Funds or their service providers may use a variety of technologies to collect information that help the Funds and their service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. In addition, the Funds or their Service Affiliates may use third parties to place advertisements for the Funds on other websites, including banner advertisements. Such third parties may collect anonymous information through the use of cookies or action tags (such as web beacons). The information these third parties collect is generally limited to technical and web navigation information, such as your IP address, web pages visited and browser type, and does not include personally identifiable information such as name, address, phone number or email address. If you are a registered user of the Funds’ website, the Funds or their service providers or third party firms engaged by the Funds or their service providers may collect or share information submitted by you, which may include personally identifiable information. This information can be useful to the Funds when assessing and offering services and website features. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. The Funds do not look for web browser “do not track” requests.

Changes to the Privacy Policy

From time to time, the Funds may update or revise this privacy policy. If there are changes to the terms of this privacy policy, documents containing the revised policy on the relevant website will be updated.

1 Amended as of February 14, 2017.

2 PIMCO Investments LLC (“PI”) serves as the Funds’ distributor. This Privacy Policy applies to the activities of PI to the extent that PI regularly effects or engages in transactions with or for a Fund shareholder who is the record owner of such shares. For purposes of this Privacy Policy, references to “the Funds” shall include PI when acting in this capacity.

3 When distributing this Policy, a Fund may combine the distribution with any similar distribution of its investment adviser’s privacy policy. The distributed, combined policy may be written in the first person (i.e., by using “we” instead of “the Funds”).

86	PIMCO UNCONSTRAINED BOND FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, Class P, Administrative Class

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

DST Asset Manager Solutions, Inc.

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF3018AR_033118

PIMCO Funds

Annual Report

March 31, 2018

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Following is the PIMCO Funds Annual Report, which covers the 12-month reporting period ended March 31, 2018. On the subsequent pages you will find specific details regarding investment results and a discussion of factors that most affected performance over the reporting period.

For the 12-month reporting period ended March 31, 2018

The U.S. economy continued to expand during the reporting period. Looking back, U.S. gross domestic product (GDP) expanded at an annual pace of 3.1%, 3.2% and 2.9% during the second, third and fourth quarters of 2017, respectively. The Commerce Department’s initial reading — released after the reporting period had ended — showed that first quarter 2018 GDP grew at an annual pace of 2.3%.

The Federal Reserve (Fed) continued to normalize monetary policy during the reporting period. After raising interest rates in March and June 2017, the Fed again raised rates in December, moving the federal funds rate up to a range between 1.25% and 1.50%. In addition, in October 2017, the Fed started to reduce its balance sheet. Finally, at its March 2018 meeting, the Fed again increased rates to a range between 1.50% and 1.75%. The Fed also indicated that it expected to make two additional rate hikes in 2018, although this will be data-dependent.

Economic activity outside the U.S. also accelerated during the reporting period. Regardless, the European Central Bank (ECB) and Bank of Japan maintained their highly accommodative monetary policies. Other central banks took a more hawkish stance. In November 2017, the Bank of England instituted its first rate hike since 2007, and the Bank of Canada raised rates twice during the reporting period. Meanwhile, the ECB indicated that it may pare back its quantitative easing program in 2018.

The U.S. Treasury yield curve flattened during the reporting period, as short-term rates moved up more than their longer-term counterparts. The increase in rates at the short end of the yield curve was mostly due to Fed interest rate hikes. The yield on the benchmark 10-year U.S. Treasury note was 2.74% at the end of the reporting period, up from 2.40% on March 31, 2017. U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 0.43% over the 12 months ended March 31, 2018. Meanwhile the Bloomberg Barclays U.S. Aggregate Bond Index, a widely used index of U.S. investment grade bonds, returned 1.20% over the period. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, outperformed the broad U.S. market. While there were periods of volatility, they performed well given overall solid investor demand. The ICE BofAML U.S. High Yield Index returned 3.69% over the reporting period, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 3.34% over the reporting period. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 12.99% over the reporting period.

2	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

Global equities generally rose over the first 10 months of the period. This rally was driven by a number of factors, including improving global growth, corporate profits that often exceeded expectations and, in the U.S., optimism surrounding the passage of a tax reform bill in December 2017. However, a portion of those gains were given back during the final two months of the period. This was partially due to concerns over less accommodative central bank policies and fears of a trade war. All told, U.S. equities, as represented by the S&P 500 Index, returned 13.99% over the reporting period. Emerging market equities, as measured by the MSCI Emerging Markets Index, returned 24.93% over the period, whereas global equities, as represented by the MSCI World Index, returned 13.59%. Elsewhere, Japanese equities, as represented by the Nikkei 225 Index, returned 15.50% over the reporting period and European equities, as represented by the MSCI Europe Index, returned -0.43%.

Commodity prices fluctuated but generally moved higher during the 12 months ended March 31, 2018. When the reporting period began, crude oil was approximately $51 a barrel. By the end of the period it was roughly $65 a barrel. This ascent was driven in part by planned and observed production cuts by OPEC and the collapse in Venezuelan oil production, as well as good global growth maintaining demand. Elsewhere, gold and copper prices also moved higher over the reporting period.

Finally, during the reporting period, there were periods of volatility in the foreign exchange markets, possibly due, at least in part, to signs of improving global growth, decoupling central bank policies, and a number of geopolitical events. The U.S. dollar generally weakened against other major currencies over the reporting period. For example, the U.S. dollar fell 15.05%, 12.16% and 4.55% versus the euro, British pound and Japanese yen, respectively, during the 12 months ended March 31, 2018.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO. We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds May 24, 2018

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2018	3

Important Information About the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal Risks in the Notes to Financial Statements.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due

4	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class P and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P*	Administrative Class	Class A**	Class C	Class R	Diversification Status
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	12/02/92	12/02/92	04/30/08	01/28/97	01/20/97	01/20/97	12/31/02	Non-diversified

*	See the Subsequent Events Note in the Notes to Financial Statements for information regarding the name of Class P.
**	Effective March 23, 2018, Class D shares were automatically converted into Class A shares of the same Fund.

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s),

ANNUAL REPORT	MARCH 31, 2018	5

Important Information About the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL REPORT	MARCH 31, 2018	7

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (12/02/92)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Institutional Class	4.28%	4.49%	6.37%	7.28%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class P	4.18%	4.38%	6.27%	7.18%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class Administrative	4.02%	4.23%	6.11%	7.02%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class A	3.86%	4.07%	5.93%	6.82%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class A (adjusted)	(0.03)%	3.28%	5.53%	6.66%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class C	3.15%	3.29%	5.14%	6.03%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class C (adjusted)	2.15%	3.29%	5.14%	6.03%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class R	3.61%	3.81%	5.67%	6.55%
Bloomberg Barclays Global Aggregate ex-USD (USD Hedged) Index	3.38%	3.68%	4.16%	5.91%♦
Lipper International Income Funds Average	7.06%	1.62%	3.30%	5.57%♦

All Fund returns are net of fees and expenses.

♦ Average annual total return since 11/30/1992.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end were 0.55% for the Institutional Class shares, 0.65% for Class P shares, 0.80% for Administrative Class shares, 0.95% for Class A shares, 1.70% for Class C shares, and 1.20% for Class R shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

8	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

Institutional Class - PFORX	Class P - PFBPX	Administrative Class - PFRAX	Class A - PFOAX
Class C - PFOCX	Class R - PFRRX

Geographic Breakdown as of 03/31/2018†§

United States‡	32.9%
Japan	19.3%
United Kingdom	8.6%
Canada	5.9%
Denmark	5.5%
Italy	5.1%
Sweden	4.5%
France	3.7%
Cayman Islands	2.9%
Spain	1.8%
Switzerland	1.5%
Other	8.3%

†	% of Investments, at value.
§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Holdings of non-agency mortgage-backed securities (MBS) contributed, as total returns were positive during the reporting period.

»	Holdings of covered bonds contributed to performance, as total returns were positive during the reporting period.

»	Select holdings of non-investment grade financial corporate credit contributed, as total returns were positive during the reporting period.
»	Underweight exposure to investment grade corporate spread duration detracted from performance, as spreads narrowed.

»	Underweight exposure to the euro for most of the reporting period detracted from performance, as the currency appreciated versus the U.S. dollar.

»	Overweight exposure to Canadian duration, particularly at the front end and belly of the yield curve, detracted from performance, as interest rates rose earlier in the reporting period.

ANNUAL REPORT	MARCH 31, 2018	9

Expense Example PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from October 1, 2017 to March 31, 2018 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**

Institutional Class	$1,000.00	$1,023.90	$2.78	$1,000.00	$1,022.19	$2.77	0.55%
Class P	1,000.00	1,023.40	3.28	1,000.00	1,021.69	3.28	0.65
Administrative Class	1,000.00	1,022.60	4.03	1,000.00	1,020.94	4.03	0.80
Class A	1,000.00	1,021.90	4.79	1,000.00	1,020.19	4.78	0.95
Class C	1,000.00	1,016.90	8.55	1,000.00	1,016.45	8.55	1.70
Class R	1,000.00	1,020.60	6.05	1,000.00	1,018.95	6.04	1.20

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

10	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

Benchmark Descriptions

Index*	Benchmark Descriptions

Bloomberg Barclays Global Aggregate ex-USD (USD Hedged) Index	Bloomberg Barclays Global Aggregate ex-USD (USD Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets, excluding USD. The major components of this index are the Pan-European Aggregate and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds and Canadian Government securities. The index launched on 1/1/1998. The index performance shown prior to that date is calculated using the JPMorgan GBI Global ex-US Index Hedged in USD, which was the Fund’s primary benchmark index from the Fund’s inception until 12/1/2015.

*	It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2018	11

Financial Highlights PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year Ended^:	Net Asset Value Beginning of Year	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Institutional Class
03/31/2018	$10.50	$0.19	$0.26	$0.45	$(0.17)	$0.00	$0.00	$(0.17)
03/31/2017	10.16	0.20	0.29	0.49	(0.15)	0.00	0.00	(0.15)
03/31/2016	11.01	0.19	(0.15)	0.04	(0.69)	(0.17)	(0.03)	(0.89)
03/31/2015	10.72	0.25	0.92	1.17	(0.84)	(0.04)	0.00	(0.88)
03/31/2014	10.90	0.28	(0.09)	0.19	(0.25)	(0.12)	0.00	(0.37)
Class P
03/31/2018	10.50	0.18	0.26	0.44	(0.16)	0.00	0.00	(0.16)
03/31/2017	10.16	0.18	0.30	0.48	(0.14)	0.00	0.00	(0.14)
03/31/2016	11.01	0.18	(0.15)	0.03	(0.68)	(0.17)	(0.03)	(0.88)
03/31/2015	10.72	0.24	0.92	1.16	(0.83)	(0.04)	0.00	(0.87)
03/31/2014	10.90	0.27	(0.09)	0.18	(0.24)	(0.12)	0.00	(0.36)
Administrative Class
03/31/2018	10.50	0.17	0.25	0.42	(0.14)	0.00	0.00	(0.14)
03/31/2017	10.16	0.17	0.29	0.46	(0.12)	0.00	0.00	(0.12)
03/31/2016	11.01	0.16	(0.15)	0.01	(0.66)	(0.17)	(0.03)	(0.86)
03/31/2015	10.72	0.22	0.92	1.14	(0.81)	(0.04)	0.00	(0.85)
03/31/2014	10.90	0.26	(0.09)	0.17	(0.23)	(0.12)	0.00	(0.35)
Class A
03/31/2018	10.50	0.15	0.25	0.40	(0.12)	0.00	0.00	(0.12)
03/31/2017	10.16	0.16	0.28	0.44	(0.10)	0.00	0.00	(0.10)
03/31/2016	11.01	0.15	(0.15)	0.00	(0.65)	(0.17)	(0.03)	(0.85)
03/31/2015	10.72	0.21	0.91	1.12	(0.79)	(0.04)	0.00	(0.83)
03/31/2014	10.90	0.24	(0.09)	0.15	(0.21)	(0.12)	0.00	(0.33)
Class C
03/31/2018	10.49	0.07	0.26	0.33	(0.04)	0.00	0.00	(0.04)
03/31/2017	10.16	0.07	0.29	0.36	(0.03)	0.00	0.00	(0.03)
03/31/2016	11.01	0.07	(0.15)	(0.08)	(0.57)	(0.17)	(0.03)	(0.77)
03/31/2015	10.72	0.12	0.92	1.04	(0.71)	(0.04)	0.00	(0.75)
03/31/2014	10.90	0.16	(0.09)	0.07	(0.13)	(0.12)	0.00	(0.25)
Class R
03/31/2018	10.50	0.12	0.26	0.38	(0.10)	0.00	0.00	(0.10)
03/31/2017	10.16	0.13	0.29	0.42	(0.08)	0.00	0.00	(0.08)
03/31/2016	11.01	0.12	(0.15)	(0.03)	(0.62)	(0.17)	(0.03)	(0.82)
03/31/2015	10.72	0.18	0.92	1.10	(0.77)	(0.04)	0.00	(0.81)
03/31/2014	10.90	0.22	(0.10)	0.12	(0.18)	(0.12)	0.00	(0.30)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)	Per share amounts based on average number of shares outstanding during the year.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

12	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$10.78	4.28%	$5,441,847	0.56%	0.56%	0.50%	0.50%	1.81%	154%
10.50	4.80	4,934,256	0.55	0.55	0.50	0.50	1.87	252
10.16	0.59	4,963,502	0.51	0.51	0.50	0.50	1.84	313
11.01	11.19	6,278,009	0.52	0.52	0.50	0.50	2.30	317
10.72	1.89	4,911,601	0.52	0.52	0.50	0.50	2.67	175

10.78	4.18	1,813,474	0.66	0.66	0.60	0.60	1.71	154
10.50	4.70	1,467,122	0.65	0.65	0.60	0.60	1.71	252
10.16	0.49	943,560	0.61	0.61	0.60	0.60	1.71	313
11.01	11.08	1,029,451	0.62	0.62	0.60	0.60	2.15	317
10.72	1.79	573,320	0.62	0.62	0.60	0.60	2.57	175

10.78	4.02	113,659	0.81	0.81	0.75	0.75	1.56	154
10.50	4.54	92,478	0.80	0.80	0.75	0.75	1.59	252
10.16	0.34	72,063	0.76	0.76	0.75	0.75	1.52	313
11.01	10.92	42,514	0.77	0.77	0.75	0.75	1.99	317
10.72	1.64	17,829	0.77	0.77	0.75	0.75	2.42	175

10.78	3.86	1,430,893	0.96	0.96	0.90	0.90	1.44	154
10.50	4.38	454,901	0.95	0.95	0.90	0.90	1.52	252
10.16	0.19	495,704	0.91	0.91	0.90	0.90	1.41	313
11.01	10.75	444,228	0.92	0.92	0.90	0.90	1.93	317
10.72	1.49	375,436	0.92	0.92	0.90	0.90	2.27	175

10.78	3.15	75,690	1.71	1.71	1.65	1.65	0.64	154
10.49	3.50	103,486	1.70	1.70	1.65	1.65	0.70	252
10.16	(0.54)	91,505	1.66	1.66	1.65	1.65	0.67	313
11.01	9.94	79,910	1.67	1.67	1.65	1.65	1.13	317
10.72	0.73	52,311	1.67	1.67	1.65	1.65	1.52	175

10.78	3.61	55,673	1.21	1.21	1.15	1.15	1.16	154
10.50	4.12	45,852	1.20	1.20	1.15	1.15	1.21	252
10.16	(0.06)	41,007	1.16	1.16	1.15	1.15	1.17	313
11.01	10.48	37,816	1.17	1.17	1.15	1.15	1.66	317
10.72	1.23	27,215	1.17	1.17	1.15	1.15	2.03	175

ANNUAL REPORT	MARCH 31, 2018	13

Statement of Assets and Liabilities PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

(Amounts in thousands†, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$9,988,255
Investments in Affiliates	545,325
Financial Derivative Instruments
Exchange-traded or centrally cleared	10,498
Over the counter	79,882
Cash	487
Deposits with counterparty	13,593
Foreign currency, at value	38,511
Receivable for investments sold	801,232
Receivable for TBA investments sold	721,911
Receivable for Fund shares sold	17,635
Interest and/or dividends receivable	48,857
Dividends receivable from Affiliates	1,083
Other assets	4
Total Assets	12,267,273

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$523,018
Payable for short sales	3,658
Financial Derivative Instruments
Exchange-traded or centrally cleared	15,035
Over the counter	100,847
Payable for investments purchased	852,575
Payable for investments in Affiliates purchased	1,083
Payable for TBA investments purchased	1,756,870
Deposits from counterparty	40,414
Payable for Fund shares redeemed	35,670
Distributions payable	2,169
Accrued investment advisory fees	1,951
Accrued supervisory and administrative fees	2,317
Accrued distribution fees	265
Accrued servicing fees	165
Total Liabilities	3,336,037

Net Assets	$8,931,236

Net Assets Consist of:
Paid in capital	$8,678,866
Undistributed (overdistributed) net investment income	(192,986)
Accumulated undistributed net realized gain (loss)	12,634
Net unrealized appreciation (depreciation)	432,722
Net Assets	$8,931,236

Cost of investments in securities	$9,586,630
Cost of investments in Affiliates	$545,961
Cost of foreign currency held	$38,599
Proceeds received on short sales	$3,651
Cost or premiums of financial derivative instruments, net	$2,329

* Includes repurchase agreements of:	$4,420

†	A zero balance may reflect actual amounts rounding to less than one thousand.

14	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2018

Net Assets:
Institutional Class	$5,441,847
Class P	1,813,474
Administrative Class	113,659
Class A	1,430,893
Class C	75,690
Class R	55,673
Shares Issued and Outstanding:
Institutional Class	504,853
Class P	168,244
Administrative Class	10,545
Class A	132,740
Class C	7,022
Class R	5,165
Net Asset Value Per Share Outstanding:
Institutional Class	$10.78
Class P	10.78
Administrative Class	10.78
Class A	10.78
Class C	10.78
Class R	10.78

ANNUAL REPORT	MARCH 31, 2018	15

Statement of Operations PIMCO Foreign Bond Fund (U.S. Dollar- Hedged)

Year Ended March 31, 2018
(Amounts in thousands†)

Investment Income:
Interest, net of foreign taxes*	$196,882
Dividends	189
Dividends from Investments in Affiliates	4,725
Total Income	201,796

Expenses:
Investment advisory fees	21,314
Supervisory and administrative fees	25,445
Distribution and/or servicing fees - Administrative Class	253
Distribution and/or servicing fees - Class D	2,686 (a)
Distribution fees - Class C	620
Distribution fees - Class R	123
Servicing fees - Class A	1,138
Servicing fees - Class C	207
Servicing fees - Class R	123
Trustee fees	57
Interest expense	5,169
Miscellaneous expense	54
Total Expenses	57,189

Net Investment Income (Loss)	144,607

Net Realized Gain (Loss):
Investments in securities	111,606
Investments in Affiliates	(60)
Net capital gain distributions received from Affiliate investments	103
Exchange-traded or centrally cleared financial derivative instruments	64,633
Over the counter financial derivative instruments	(140,110)
Short sales	191
Foreign currency	(118,013)

Net Realized Gain (Loss)	(81,650)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	355,783
Investments in Affiliates	(636)
Exchange-traded or centrally cleared financial derivative instruments	(40,334)
Over the counter financial derivative instruments	(38,938)
Foreign currency assets and liabilities	11,417

Net Change in Unrealized Appreciation (Depreciation)	287,292

Net Increase (Decrease) in Net Assets Resulting from Operations	$350,249

* Foreign tax withholdings	$8

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.

16	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

(Amounts in thousands†)	Year Ended March 31, 2018		Year Ended March 31, 2017
Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$144,607		$136,487
Net realized gain (loss)	(81,650)		139,521
Net change in unrealized appreciation (depreciation)	287,292		78,932

Net Increase (Decrease) in Net Assets Resulting from Operations	350,249		354,940

Distributions to Shareholders:
From net investment income
Institutional Class	(80,838)		(69,483)
Class P	(24,242)		(12,089)
Administrative Class	(1,350)		(945)
Class D	(12,286	)(a)	(11,944)
Class A	(5,243)		(4,636)
Class C	(293)		(242)
Class R	(462)		(325)

Total Distributions(b)	(124,714)		(99,664)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	430,294		307,339

Total Increase (Decrease) in Net Assets	655,829		562,615

Net Assets:
Beginning of year	8,275,407		7,712,792
End of year*	$8,931,236		$8,275,407

*Including undistributed (overdistributed) net investment income of:	$(192,986)		$(3,329)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

ANNUAL REPORT	MARCH 31, 2018	17

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 111.8%

ARGENTINA 0.3%

SOVEREIGN ISSUES 0.3%
Argentina Government International Bond
3.375% due 01/15/2023	EUR	9,700	$11,839
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	131,380	6,705
27.250% due 06/21/2020 ~		154,670	8,179

Total Argentina (Cost $27,976)			26,723

AUSTRALIA 0.1%

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Puma SE
2.670% (BBSW1M + 0.900%) due 05/13/2045 ~	AUD	3,499	2,691
TORRENS Trust
3.135% (BBSW1M + 1.350%) due 05/16/2042 ~		1,041	802

			3,493

SOVEREIGN ISSUES 0.1%
New South Wales Treasury Corp.
2.750% due 11/20/2025 (f)		8,854	7,709

Total Australia (Cost $13,400)			11,202

BRAZIL 0.7%

CORPORATE BONDS & NOTES 0.6%
Petrobras Global Finance BV
4.375% due 05/20/2023		$2,100	2,066
5.999% due 01/27/2028		26,502	26,270
6.125% due 01/17/2022		9,600	10,282
7.250% due 03/17/2044		900	920
7.375% due 01/17/2027		10,600	11,496

			51,034

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		6,000	6,008

Total Brazil (Cost $55,948)			57,042

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CANADA 5.2%

CORPORATE BONDS & NOTES 1.2%
Agrium, Inc.
6.750% due 01/15/2019		$4,000	$4,121
Bank of Nova Scotia
1.875% due 04/26/2021		33,900	32,876
Enbridge, Inc.
2.108% due 01/10/2020 ~		10,400	10,381
2.825% (US0003M + 0.700%) due 06/15/2020 ~		6,700	6,728
Royal Bank of Canada
2.200% due 09/23/2019		4,300	4,278
2.300% due 03/22/2021		22,000	21,632
Toronto-Dominion Bank
2.500% due 01/18/2023		29,300	28,819

			108,835

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Canadian Mortgage Pools
1.680% due 06/01/2020	CAD	7,496	5,831
1.880% due 07/01/2020		18,927	14,774
1.880% due 08/01/2020		6,982	5,450

			26,055

SOVEREIGN ISSUES 3.7%
Canadian Government Real Return Bond
1.500% due 12/01/2044 (f)		10,253	9,875
Province of Alberta
1.250% due 06/01/2020		35,000	26,724
2.350% due 06/01/2025		33,600	25,542
Province of British Columbia
2.300% due 06/18/2026		7,400	5,610
Province of Ontario
2.500% due 04/27/2026		$4,000	3,817
2.600% due 06/02/2025	CAD	229,400	177,636
3.150% due 06/02/2022		3,400	2,724
3.500% due 06/02/2024		50,000	40,916
Province of Quebec
3.000% due 09/01/2023		19,200	15,336
3.500% due 12/01/2022		6,500	5,296
4.250% due 12/01/2021		8,800	7,309
5.000% due 12/01/2038		8,100	8,252
6.000% due 10/01/2029		3,200	3,256

			332,293

Total Canada (Cost $479,199)			467,183

18	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CAYMAN ISLANDS 3.5%

ASSET-BACKED SECURITIES 3.4%
Apidos CLO
2.865% (US0003M + 1.120%) due 07/22/2026 ~	$12,000	$12,008
Ares CLO Ltd.
3.164% (US0003M + 1.180%) due 08/28/2025 ~	8,500	8,506
Blue Hill CLO Ltd.
2.902% (US0003M + 1.180%) due 01/15/2026 ~	10,328	10,337
Bowman Park CLO Ltd.
3.100% (US0003M + 1.180%) due 11/23/2025 ~	19,500	19,508
Brookside Mill CLO Ltd.
2.524% due 01/17/2028 ~	6,200	6,194
Carlyle Global Market Strategies CLO Ltd.
2.910% (US0003M + 1.150%) due 07/27/2026 ~	14,400	14,408
Cent CLO Ltd.
2.970% (US0003M + 1.210%) due 07/27/2026 ~	7,700	7,709
CIFC Funding Ltd.
2.761% (US0001M + 1.020%) due 10/24/2025 ~	22,639	22,638
3.144% (US0003M + 1.200%) due 05/24/2026 ~	17,500	17,512
Emerson Park CLO Ltd.
2.702% (US0003M + 0.980%) due 07/15/2025 ~	9,435	9,440
Galaxy CLO Ltd.
2.980% (US0003M + 1.130%) due 11/16/2025 ~	16,656	16,671
Hildene CLO Ltd.
2.919% (US0003M + 1.180%) due 07/19/2026 ~	12,500	12,512
Monarch Grove CLO
2.443% due 01/25/2028 ~	15,000	15,001
Nelder Grove CLO Ltd.
3.284% (US0003M + 1.300%) due 08/28/2026 ~	14,000	14,023
Neuberger Berman CLO Ltd.
0.000% due 04/15/2027 ~(b)	7,550	7,550
NewMark Capital Funding CLO Ltd.
2.555% (US0003M + 1.220%) due 06/30/2026 ~	2,400	2,401
Oaktree CLO Ltd.
2.965% (US0003M + 1.220%) due 10/20/2026 ~	8,500	8,515
Octagon Investment Partners Ltd.
2.822% (US0003M + 1.100%) due 04/15/2026 ~	5,100	5,100

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHA Credit Partners Ltd.
2.755% (US0003M + 1.010%) due 10/20/2025 ~		$9,525	$9,529
Regatta Funding Ltd.
2.905% (US0003M + 1.160%) due 10/25/2026 ~		11,200	11,213
Sound Point CLO Ltd.
2.712% (US0003M + 0.990%) due 07/15/2025 ~		6,703	6,709
2.845% (US0003M + 1.100%) due 01/21/2026 ~		10,295	10,300
Sudbury Mill CLO Ltd.
2.881% (US0003M + 1.150%) due 01/17/2026 ~		10,750	10,762
Symphony CLO LP
2.804% (US0003M + 1.100%) due 01/09/2023 ~		1,996	1,998
Symphony CLO Ltd.
2.911% (US0003M + 1.180%) due 10/17/2026 ~		6,400	6,406
TICP CLO Ltd.
0.000% due 04/20/2028 ~(b)		22,500	22,511
2.905% (US0003M + 1.160%) due 07/20/2026 ~		10,000	10,008

			299,469

CORPORATE BONDS & NOTES 0.1%
Ambac LSNI LLC
6.811% due 02/12/2023 ~		3	3
KSA Sukuk Ltd.
2.894% due 04/20/2022		7,600	7,404
Tencent Holdings Ltd.
3.595% due 01/19/2028		1,300	1,246

			8,653

Total Cayman Islands (Cost $308,179)			308,122

CHINA 0.0%

SOVEREIGN ISSUES 0.0%
China Development Bank
5.840% due 01/03/2019	CNY	4,388	708
China Government International Bond
3.380% due 05/23/2023		4,600	722
4.080% due 08/22/2023		4,600	746

Total China (Cost $2,148)			2,176

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	19

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DENMARK 6.4%

CORPORATE BONDS & NOTES 6.4%
BRFkredit A/S
2.000% due 10/01/2047	DKK	165,779	$27,560
2.500% due 10/01/2047		97	17
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2018		146,600	24,197
2.000% due 10/01/2047		128,974	21,442
2.500% due 10/01/2037		13,225	2,322
2.500% due 10/01/2047		118	20
Nykredit Realkredit A/S
1.000% due 04/01/2018		209,300	34,546
2.000% due 04/01/2018		324,300	53,527
2.000% due 10/01/2047		727,851	121,036
2.500% due 10/01/2037		178,868	31,420
2.500% due 10/01/2047		2,623	452
Realkredit Danmark A/S
1.000% due 04/01/2018		897,900	148,203
2.000% due 04/01/2018		92,900	15,333
2.000% due 10/01/2047		531,865	88,375
2.500% due 10/01/2037		35,004	6,149
2.500% due 07/01/2047		93	16

Total Denmark (Cost $506,711)			574,615

FRANCE 4.4%

CORPORATE BONDS & NOTES 1.7%
Credit Agricole S.A.
8.125% due 09/19/2033 •(h)		$10,488	10,715
Dexia Credit Local S.A.
0.750% due 01/25/2023	EUR	14,500	18,277
1.875% due 03/28/2019		$12,500	12,425
1.875% due 01/29/2020		5,500	5,430
1.875% due 09/15/2021		43,000	41,616
2.000% due 01/22/2021	EUR	19,500	25,444
2.250% due 02/18/2020		$22,400	22,238
2.500% due 01/25/2021		4,650	4,618
Electricite de France S.A.
2.150% due 01/22/2019		2,900	2,887
Societe Generale S.A.
8.250% due 11/29/2018 •(g)(h)		3,700	3,821

			147,471

SOVEREIGN ISSUES 2.7%
France Government International Bond
2.000% due 05/25/2048 (j)	EUR	128,800	175,240
3.250% due 05/25/2045 (j)		38,900	66,892

			242,132

Total France (Cost $338,842)			389,603

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GERMANY 1.0%

CORPORATE BONDS & NOTES 1.0%
Deutsche Bank AG
2.560% due 01/22/2021 ~		$19,900	$19,797
3.150% due 01/22/2021		2,000	1,971
4.250% due 10/14/2021		37,700	38,315
Deutsche Pfandbriefbank AG
1.625% due 08/30/2019		4,600	4,531
Landwirtschaftliche Rentenbank
4.750% due 03/12/2019	NZD	20,900	15,465
5.375% due 04/23/2024		15,000	12,103

			92,182

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Techem GmbH
3.000% (EUR003M + 3.000%) due 10/02/2024 ~	EUR	1,500	1,848

Total Germany (Cost $96,476)			94,030

GUERNSEY, CHANNEL ISLANDS 0.2%

CORPORATE BONDS & NOTES 0.2%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$16,800	16,845

Total Guernsey, Channel Islands (Cost $16,763)			16,845

HONG KONG 0.1%

CORPORATE BONDS & NOTES 0.1%
AIA Group Ltd.
3.900% due 04/06/2028 (b)		$5,960	6,023

Total Hong Kong (Cost $5,941)			6,023

IRELAND 0.7%

ASSET-BACKED SECURITIES 0.2%
Castle Park CLO
0.671% (EUR003M + 1.000%) due 01/15/2028 ~	EUR	1,300	1,609
CVC Cordatus Loan Fund Ltd.
0.780% (EUR006M + 0.780%) due 01/24/2028 ~		10,000	12,370

			13,979

CORPORATE BONDS & NOTES 0.1%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		$700	704

20	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		$6,800	$6,690
2.400% due 09/23/2021		1,900	1,836

			9,230

SOVEREIGN ISSUES 0.4%
Ireland Government International Bond
5.400% due 03/13/2025	EUR	22,200	36,587

Total Ireland (Cost $52,812)			59,796

ISRAEL 0.2%

SOVEREIGN ISSUES 0.2%
Israel Government International Bond
3.250% due 01/17/2028		$8,000	7,802
4.125% due 01/17/2048		6,300	6,076

Total Israel (Cost $14,188)			13,878

ITALY 5.6%

CORPORATE BONDS & NOTES 0.8%
Banca Carige SpA
3.875% due 10/24/2018	EUR	25,900	32,546
Intesa Sanpaolo SpA
6.250% due 05/16/2024 •(g)(h)		9,900	13,310
7.000% due 01/19/2021		3,100	4,164
7.750% due 01/11/2027 •(g)(h)		11,450	17,249
UniCredit SpA
6.625% due 06/03/2023 •(g)(h)		300	401

			67,670

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Apulia Finance SRL
0.429% (EUR006M + 0.700%) due 06/20/2058 ~		1,258	1,558
Berica ABS SRL
0.000% (EUR003M + 0.300%) due 12/31/2055 ~		318	391
Casa d’Este Finance SRL
0.023% (EUR003M + 0.350%) due 09/15/2040 ~		1,394	1,714
Claris Abs SRL
0.076% (EUR006M + 0.350%) due 10/31/2060 ~		4,576	5,630

			9,293

SOVEREIGN ISSUES 4.7%
Italy Buoni Poliennali Del Tesoro
0.350% due 11/01/2021		56,300	69,752
1.450% due 11/15/2024		83,600	104,968

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.350% due 09/15/2024 (f)	EUR	1,886	$2,709
2.450% due 09/01/2033		7,400	9,297
2.700% due 03/01/2047		1,400	1,705
2.800% due 03/01/2067		21,100	24,637
2.950% due 09/01/2038		54,500	71,079
3.250% due 09/01/2046		400	541
3.450% due 03/01/2048		60,400	83,518
4.500% due 03/01/2024		22,500	33,349
Italy Government International Bond
6.000% due 08/04/2028	GBP	9,500	16,584

			418,139

Total Italy (Cost $449,557)			495,102

JAPAN 10.4%

CORPORATE BONDS & NOTES 1.2%
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021		$13,000	12,555
2.241% due 02/16/2021		2,300	2,249
2.327% (US0003M + 0.540%) due 08/04/2020 ~		46,700	46,818
2.362% due 05/28/2021		100	98
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		6,324	6,290
Mizuho Financial Group, Inc.
2.951% due 09/11/2022 ~		16,600	16,703
ORIX Corp.
3.250% due 12/04/2024		2,500	2,430
Sumitomo Mitsui Financial Group, Inc.
3.737% (US0003M + 1.680%) due 03/09/2021 ~		17,200	17,791

			104,934

SOVEREIGN ISSUES 9.2%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		23,500	22,495
2.000% due 10/19/2021		1,600	1,547
Japan Bank for International Cooperation
2.000% due 11/04/2021		14,800	14,342
2.375% due 07/21/2022		6,300	6,156
2.375% due 11/16/2022		4,900	4,765
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		54,700	53,299
2.625% due 04/20/2022		2,000	1,968
Japan Government International Bond
0.500% due 09/20/2046	JPY	8,040,000	71,380
1.400% due 09/20/2034		14,680,000	161,272
1.700% due 09/20/2032		40,530,000	459,948

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	21

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tokyo Metropolitan Government
2.000% due 05/17/2021		$16,000	$15,534
2.500% due 06/08/2022		6,300	6,164

			818,870

Total Japan (Cost $843,085)			923,804

KUWAIT 0.8%

SOVEREIGN ISSUES 0.8%
Kuwait International Government Bond
2.750% due 03/20/2022		$17,200	16,878
3.500% due 03/20/2027		54,200	53,250

Total Kuwait (Cost $70,831)			70,128

LUXEMBOURG 0.3%

CORPORATE BONDS & NOTES 0.3%
Allergan Funding SCS
3.000% due 03/12/2020		$2,800	2,787
3.850% due 06/15/2024		2,700	2,673
Commerzbank Finance & Covered Bond S.A.
4.250% due 06/04/2018	EUR	2,600	3,223
Emerald Bay S.A.
0.000% due 10/08/2020 (e)		6,541	7,552
Gazprom Neft OAO Via GPN Capital S.A.
2.933% due 04/26/2018		2,000	2,465
Sberbank of Russia Via SB Capital S.A.
3.080% due 03/07/2019		7,200	9,057

Total Luxembourg (Cost $26,410)			27,757

NETHERLANDS 1.1%

ASSET-BACKED SECURITIES 0.2%
Chapel BV
0.031% (EUR003M + 0.360%) due 07/17/2066 ~	EUR	4,615	5,665
0.332% (EUR003M + 0.660%) due 11/17/2064 ~		1,772	2,188
Dryden Euro CLO BV
0.659% (EUR006M + 0.930%) due 08/23/2026 ~		6,700	8,250
1.250% due 08/23/2026		550	679

			16,782

CORPORATE BONDS & NOTES 0.9%
Bank Nederlandse Gemeenten NV
4.750% due 03/06/2023	AUD	11,010	9,194

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Cooperatieve Rabobank UA
5.500% due 06/29/2020 •(g)(h)	EUR	1,400	$1,862
6.625% due 06/29/2021 •(g)(h)		800	1,123
6.875% due 03/19/2020 (h)		15,800	21,919
Deutsche Telekom International Finance BV
2.225% due 01/17/2020		$1,300	1,283
E.ON International Finance BV
6.000% due 10/30/2019	GBP	1,400	2,105
ING Bank NV
2.625% due 12/05/2022		$25,000	24,526
4.125% due 11/21/2023 •		7,600	7,648
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021		2,700	2,578
Mylan NV
3.150% due 06/15/2021		1,800	1,777
Stichting AK Rabobank Certificaten
6.500% due (g)	EUR	2,500	3,773
Teva Pharmaceutical Finance Netherlands BV
3.250% due 04/15/2022		3,600	4,449

			82,237

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Petrobras Netherlands BV
TBD% due 02/01/2025 «		$2,600	2,586

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
EMF-NL BV
0.671% (EUR003M + 1.000%) due 07/17/2041 ~	EUR	1,200	1,421

Total Netherlands (Cost $96,930)			103,026

NEW ZEALAND 0.4%

SOVEREIGN ISSUES 0.4%
New Zealand Government International Bond
6.000% due 05/15/2021	NZD	38,600	31,229

Total New Zealand (Cost $31,848)			31,229

NORWAY 0.3%

CORPORATE BONDS & NOTES 0.2%
DNB Boligkreditt A/S
2.500% due 03/28/2022		$20,600	20,192

SOVEREIGN ISSUES 0.1%
Norway Government International Bond
3.750% due 05/25/2021	NOK	55,000	7,568

Total Norway (Cost $28,435)			27,760

22	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PERU 0.0%

SOVEREIGN ISSUES 0.0%
Peru Government International Bond
8.200% due 08/12/2026	PEN	6,500	$2,515

Total Peru (Cost $2,431)			2,515

POLAND 0.4%

SOVEREIGN ISSUES 0.4%
Poland Government International Bond
2.250% due 04/25/2022	PLN	124,400	36,574
4.000% due 10/25/2023		1,450	456

Total Poland (Cost $31,456)			37,030

PORTUGAL 0.1%

CORPORATE BONDS & NOTES 0.1%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(c)	EUR	20,700	7,768

Total Portugal (Cost $23,350)			7,768

QATAR 0.1%

CORPORATE BONDS & NOTES 0.1%
Qatari Diar Finance Co.
5.000% due 07/21/2020		$2,600	2,694
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.750% due 09/30/2019		5,900	6,189

Total Qatar (Cost $8,978)			8,883

SAUDI ARABIA 1.1%

SOVEREIGN ISSUES 1.1%
Saudi Government International Bond
2.375% due 10/26/2021		$74,300	71,640
2.875% due 03/04/2023		5,600	5,397
3.250% due 10/26/2026		6,200	5,817
3.625% due 03/04/2028		16,900	16,077

Total Saudi Arabia (Cost $102,169)			98,931

SINGAPORE 0.1%

CORPORATE BONDS & NOTES 0.1%
BOC Aviation Ltd.
2.750% due 09/18/2022		$1,900	1,819
3.500% due 09/18/2027		4,100	3,811

Total Singapore (Cost $5,986)			5,630

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SLOVENIA 0.6%

SOVEREIGN ISSUES 0.6%
Slovenia Government International Bond
4.125% due 02/18/2019		$21,000	$21,281
4.750% due 05/10/2018		11,800	11,833
5.250% due 02/18/2024		19,817	21,952

Total Slovenia (Cost $53,586)			55,066

SPAIN 2.0%

CORPORATE BONDS & NOTES 0.1%
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(g)(h)	EUR	4,000	5,338
9.000% due 05/09/2018 •(g)(h)		$3,400	3,422
Banco Santander S.A.
6.250% due 09/11/2021 •(g)(h)	EUR	3,000	4,075

			12,835

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
TDA CAM Fondo de Titulizacion de Activos
0.000% (EUR003M + 0.225%) due 10/26/2032 ~		2,112	2,592
TDA Mixto Fondo de Titulizacion de Activos
0.000% (EUR003M + 0.270%) due 12/27/2030 ~		586	720

			3,312

SOVEREIGN ISSUES 1.9%
Autonomous Community of Catalonia
4.220% due 04/26/2035		3,400	4,589
4.750% due 06/04/2018		12,000	14,877
4.801% due 07/31/2020		8,000	10,417
4.900% due 09/15/2021		16,200	21,909
4.950% due 02/11/2020		1,100	1,453
Junta de Castilla y Leon
6.505% due 03/01/2019		1,250	1,631
Spain Government International Bond
0.250% due 04/30/2018		4,100	5,048
1.450% due 10/31/2027		11,220	14,260
1.500% due 04/30/2027		34,750	44,558
2.150% due 10/31/2025		2,650	3,597
2.900% due 10/31/2046		33,000	46,944
5.250% due 04/06/2029	GBP	900	1,500

			170,783

Total Spain (Cost $169,963)			186,930

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	23

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SUPRANATIONAL 0.4%

CORPORATE BONDS & NOTES 0.4%
African Development Bank
5.250% due 03/23/2022	AUD	200	$169
Asian Development Bank
0.500% due 03/24/2020		7,300	5,377
Council of Europe Development Bank
6.000% due 10/08/2020		8,300	6,920
European Bank for Reconstruction & Development
0.500% due 09/01/2023		1,700	1,141
0.500% due 12/21/2023		500	333
European Investment Bank
0.500% due 06/21/2023		13,600	9,199
0.500% due 08/10/2023		20,700	13,946

Total Supranational (Cost $40,659)			37,085

SWEDEN 5.4%

CORPORATE BONDS & NOTES 5.4%
Lansforsakringar Hypotek AB
1.250% due 09/20/2023	SEK	591,600	72,215
2.250% due 09/21/2022		507,100	65,070
Nordea Hypotek AB
1.000% due 04/08/2022		434,700	53,156
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021		284,500	35,490
Stadshypotek AB
1.500% due 12/15/2021		525,000	65,492
2.500% due 09/18/2019		98,000	12,225
2.500% due 04/05/2022		$21,700	21,335
4.500% due 09/21/2022	SEK	440,000	61,707
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022		319,000	39,329
2.000% due 06/17/2026		102,000	12,754
Swedbank Hypotek AB
1.000% due 06/15/2022		326,100	39,805

Total Sweden (Cost $450,488)			478,578

SWITZERLAND 1.7%

CORPORATE BONDS & NOTES 1.6%
Credit Suisse AG
6.500% due 08/08/2023 (h)		$14,614	15,921
Credit Suisse Group AG
3.307% due 12/14/2023 ~		16,100	16,332
3.869% due 01/12/2029 •		2,600	2,520
UBS AG
2.200% due 06/08/2020		17,100	16,778
2.627% (US0003M + 0.580%) due 06/08/2020 ~		28,600	28,721

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.750% due 05/22/2023 •(h)(j)		$26,300	$26,364
5.125% due 05/15/2024 (h)		5,800	5,932
7.625% due 08/17/2022 (h)		8,347	9,390
UBS Group Funding Switzerland AG
2.789% due 08/15/2023 ~		16,000	16,097
2.950% due 09/24/2020		1,300	1,291
3.000% due 04/15/2021		4,600	4,554

			143,900

SOVEREIGN ISSUES 0.1%
Switzerland Government International Bond
3.500% due 04/08/2033	CHF	7,550	11,599

Total Switzerland (Cost $155,071)			155,499

TURKEY 0.0%

SOVEREIGN ISSUES 0.0%
Turkey Government International Bond
6.750% due 04/03/2018		$2,900	2,900

Total Turkey (Cost $2,900)			2,900

UNITED ARAB EMIRATES 0.3%

CORPORATE BONDS & NOTES 0.1%
First Abu Dhabi Bank PJSC
2.250% due 02/11/2020		$10,000	9,832

SOVEREIGN ISSUES 0.2%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		7,100	6,849
3.125% due 10/11/2027		12,900	12,213

			19,062

Total United Arab Emirates (Cost $29,834)			28,894

UNITED KINGDOM 9.9%

CORPORATE BONDS & NOTES 3.6%
Barclays Bank PLC
5.125% due 01/08/2020		$1,200	1,240
7.625% due 11/21/2022 (h)		36,239	39,835
7.750% due 04/10/2023 •(h)		26,829	26,901
Barclays PLC
6.500% due 09/15/2019 •(g)(h)	EUR	2,500	3,275
7.000% due 09/15/2019 •(g)(h)	GBP	3,400	5,006
7.875% due 09/15/2022 •(g)(h)		1,400	2,145

24	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.000% due 12/15/2020 •(g)	EUR	600	$842
8.250% due 12/15/2018 •(g)(h)		$5,451	5,639
BAT International Finance PLC
2.750% due 06/15/2020		800	793
British Telecommunications PLC
9.125% due 12/15/2030		7,950	11,632
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	5,850	8,963
Frontier Finance PLC
8.000% due 03/23/2022		25,800	37,082
HSBC Holdings PLC
4.287% (US0003M + 2.240%) due 03/08/2021 ~		$18,500	19,440
6.250% due 03/23/2023 •(g)(h)		4,300	4,364
6.500% due 03/23/2028 •(g)(h)		5,500	5,617
Imperial Brands Finance PLC
2.950% due 07/21/2020		900	894
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	6,000	10,472
5.800% due 01/13/2020		$2,200	2,305
Lloyds Banking Group PLC
6.375% due 06/27/2020 •(g)(h)	EUR	500	666
7.000% due 06/27/2019 •(g)(h)	GBP	18,964	27,919
7.625% due 06/27/2023 •(g)(h)		2,900	4,555
7.875% due 06/27/2029 •(g)(h)		1,700	2,883
Nationwide Building Society
3.766% due 03/08/2024 •		$16,000	15,968
10.250% due ~(g)	GBP	17	3,643
RAC Bond Co. PLC
4.870% due 05/06/2046		2,100	3,075
Reckitt Benckiser Treasury Services PLC
2.846% (US0003M + 0.560%) due 06/24/2022 ~		$7,700	7,664
Santander UK Group Holdings PLC
2.875% due 10/16/2020		15,000	14,875
3.125% due 01/08/2021		4,000	3,976
3.373% due 01/05/2024 •		5,000	4,895
7.375% due 06/24/2022 •(g)(h)	GBP	1,000	1,531
Tesco PLC
6.125% due 02/24/2022		8,399	13,288
Tesco Property Finance PLC
5.411% due 07/13/2044		9,749	15,454
7.623% due 07/13/2039		946	1,783
Virgin Media Secured Finance PLC
4.875% due 01/15/2027		10,300	14,283

			322,903

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.0%
Business Mortgage Finance PLC
0.927% (BP0003M + 0.380%) due 02/15/2039 ~		139	194

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.547% (BP0003M + 2.000%) due 02/15/2041 ~	GBP	6,026	$8,474
EuroMASTR PLC
0.807% (BP0003M + 0.200%) due 06/15/2040 ~		161	218
Eurosail PLC
0.000% (EUR003M + 0.160%) due 12/10/2044 ~	EUR	2,972	3,639
0.000% (EUR003M + 0.240%) due 12/15/2044 ~		7,714	9,071
0.000% (EUR003M + 0.160%) due 03/13/2045 ~		240	294
0.762% (BP0003M + 0.160%) due 06/10/2044 ~	GBP	4,832	6,756
0.764% (BP0003M + 0.160%) due 03/13/2045 ~		40	56
1.554% (BP0003M + 0.950%) due 06/13/2045 ~		994	1,395
Great Hall Mortgages PLC
0.000% (EUR003M + 0.150%) due 06/18/2038 ~	EUR	23	28
0.000% (EUR003M + 0.130%) due 03/18/2039 ~		1,523	1,858
0.754% (BP0003M + 0.140%) due 06/18/2039 ~	GBP	36	50
2.308% (US0003M + 0.130%) due 06/18/2039 ~		$1,363	1,338
Landmark Mortgage Securities PLC
0.834% (BP0003M + 0.220%) due 06/17/2038 ~	GBP	32	44
Ludgate Funding PLC
0.000% (EUR003M + 0.160%) due 01/01/2061 ~	EUR	209	247
Mansard Mortgages PLC
1.256% (BP0003M + 0.650%) due 12/15/2049 ~	GBP	8,661	12,091
Newgate Funding PLC
0.000% (EUR003M + 0.240%) due 12/01/2050 ~	EUR	4,527	5,161
0.273% (EUR003M + 0.600%) due 12/15/2050 ~		8,591	10,508
0.692% (BP0003M + 0.170%) due 12/01/2050 ~	GBP	76	103
0.806% (BP0003M + 0.200%) due 12/15/2050 ~		3,909	4,948
0.923% (EUR003M + 1.250%) due 12/15/2050 ~	EUR	1,784	2,162
1.173% (EUR003M + 1.500%) due 12/15/2050 ~		2,925	3,499
1.606% (BP0003M + 1.000%) due 12/15/2050 ~	GBP	3,924	5,429
1.856% (BP0003M + 1.250%) due 12/15/2050 ~		2,212	2,995

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	25

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Paragon Mortgages PLC
0.000% (EUR003M + 0.320%) due 06/15/2041 ~	EUR	300	$361
0.031% (EUR003M + 0.360%) due 05/15/2041 ~		287	348
0.907% (BP0003M + 0.360%) due 05/15/2041 ~	GBP	29	40
Resloc UK PLC
0.766% (BP0003M + 0.160%) due 12/15/2043 ~		743	1,003
0.826% (BP0003M + 0.220%) due 12/15/2043 ~		1,278	1,667
Ripon Mortgages PLC
1.326% (BP0003M + 0.800%) due 08/20/2056 ~		30,503	43,071
RMAC Securities PLC
0.000% (EUR003M + 0.240%) due 06/12/2044 ~	EUR	133	156
0.752% (BP0003M + 0.150%) due 06/12/2044 ~	GBP	2,346	3,206
0.772% (BP0003M + 0.170%) due 06/12/2044 ~		6,259	8,526
2.221% (US0003M + 0.150%) due 06/12/2044 ~		$327	320
Thrones PLC
2.023% (BP0003M + 1.500%) due 07/20/2044 ~	GBP	1,490	2,098
Uropa Securities PLC
0.000% (EUR003M + 0.150%) due 10/10/2040 ~	EUR	26	32
0.802% (BP0003M + 0.200%) due 06/10/2059 ~	GBP	4,268	5,839
0.952% (BP0003M + 0.350%) due 06/10/2059 ~		986	1,335
1.152% (BP0003M + 0.550%) due 06/10/2059 ~		772	1,036
1.352% (BP0003M + 0.750%) due 06/10/2059 ~		822	1,103
Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (e)		1	6,108
1.436% due 12/21/2049 ~		68,112	95,834
2.136% due 12/21/2049 ~		6,230	8,855
2.636% due 12/21/2049 ~		3,115	4,434
3.136% due 12/21/2049 ~		1,780	2,539
3.636% due 12/21/2049 ~		1,780	2,515

			270,984

SOVEREIGN ISSUES 3.3%
United Kingdom Gilt
1.500% due 07/22/2047 (j)		16,000	21,383
3.250% due 01/22/2044		99,800	184,136
3.500% due 01/22/2045 (j)		3,900	7,537

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.250% due 12/07/2040 (j)	GBP	40,600	$84,148

			297,204

Total United Kingdom (Cost $820,697)			891,091

UNITED STATES 32.1%

ASSET-BACKED SECURITIES 4.9%
Accredited Mortgage Loan Trust
4.330% due 06/25/2033		$170	165
ACE Securities Corp. Home Equity Loan Trust
2.262% (US0001M + 0.390%) due 02/25/2036 ~		17,388	10,970
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.342% (US0001M + 0.470%) due 10/25/2035 ~		528	530
Amortizing Residential Collateral Trust
2.452% (US0001M + 0.580%) due 07/25/2032 ~		40	39
Amresco Residential Securities Corp. Mortgage Loan Trust
2.812% (US0001M + 0.940%) due 06/25/2029 ~		221	211
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.692% (US0001M + 0.820%) due 02/25/2034 ~		437	428
Asset-Backed Funding Certificates Trust
2.002% (US0001M + 0.130%) due 01/25/2037 ~		6,300	4,707
Asset-Backed Securities Corp. Home Equity Loan Trust
2.967% (US0001M + 1.095%) due 02/25/2035 ~		9,804	9,968
3.127% (US0001M + 1.350%) due 04/15/2033 ~		1,161	1,151
Bear Stearns Asset-Backed Securities Trust
2.092% (US0001M + 0.220%) due 03/25/2037 ~		10,667	8,835
2.532% (US0001M + 0.660%) due 10/25/2032 ~		14	14
2.672% (LIBOR01M + 0.800%) due 10/27/2032 ~		44	43
2.872% (US0001M + 1.000%) due 10/25/2037 ~		55	55
BNC Mortgage Loan Trust
1.972% (US0001M + 0.100%) due 05/25/2037 ~		6	6
Citigroup Mortgage Loan Trust
1.932% (US0001M + 0.060%) due 07/25/2045 ~		338	270

26	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.022% (US0001M + 0.150%) due 12/25/2036 ~	$7,560	$4,032
2.032% (US0001M + 0.160%) due 12/25/2036 ~	3,819	2,526
2.042% (US0001M + 0.170%) due 05/25/2037 ~	4,669	4,645
2.052% (US0001M + 0.180%) due 01/25/2037 ~	7,408	5,371
2.132% (US0001M + 0.260%) due 03/25/2036 ~	9,483	8,167
2.172% (US0001M + 0.300%) due 08/25/2036 ~	16,899	15,456
4.575% due 10/25/2037	2,307	2,407
Citigroup Mortgage Loan Trust, Inc.
2.132% (US0001M + 0.260%) due 03/25/2037 ~	3,346	3,045
2.132% (US0001M + 0.260%) due 06/25/2037 ~	3,726	3,539
Countrywide Asset-Backed Certificates
2.002% (US0001M + 0.130%) due 12/25/2036 ^~	1,645	1,543
2.012% (US0001M + 0.140%) due 05/25/2035 ~	5,826	5,542
2.012% (US0001M + 0.140%) due 06/25/2035 ~	8,544	7,652
2.012% (US0001M + 0.140%) due 08/25/2037 ~	6,397	5,753
2.032% (US0001M + 0.160%) due 05/25/2036 ~	5,512	4,875
2.042% (US0001M + 0.170%) due 06/25/2047 ~	2,540	2,520
2.072% (US0001M + 0.200%) due 06/25/2047 ~	8,819	7,259
2.112% (US0001M + 0.240%) due 03/25/2036 ~	2,142	1,940
2.162% (US0001M + 0.290%) due 07/25/2036 ~	6,121	6,014
2.212% (US0001M + 0.340%) due 12/25/2036 ^~	461	257
2.522% (US0001M + 0.650%) due 01/25/2036 ~	4,900	4,618
2.847% (US0001M + 0.975%) due 06/25/2035 ~	14	15
4.826% due 08/25/2035 ^~	1,938	1,766
Countrywide Asset-Backed Certificates Trust
2.542% (US0001M + 0.670%) due 10/25/2035 ~	12,200	12,018
3.447% (US0001M + 1.575%) due 12/25/2034 ~	10,071	9,884
4.654% due 10/25/2035 ~	89	91
Credit Suisse First Boston Mortgage Securities Corp.
2.492% (US0001M + 0.620%) due 01/25/2032 ~	48	47
Credit-Based Asset Servicing and Securitization LLC
1.932% (US0001M + 0.060%) due 11/25/2036 ~	5	3

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
First Franklin Mortgage Loan Trust
2.772% (US0001M + 0.900%) due 03/25/2034 ~	$1,547	$1,554
Fremont Home Loan Trust
2.022% (US0001M + 0.150%) due 10/25/2036 ~	8,505	4,400
2.142% (US0001M + 0.270%) due 02/25/2036 ~	7,522	5,544
GSAA Home Equity Trust
2.052% (US0001M + 0.180%) due 03/25/2036 ~	10,033	5,856
GSAA Trust
5.995% due 03/25/2046 ^~	1,405	972
Home Equity Asset Trust
2.472% (US0001M + 0.600%) due 11/25/2032 ~	2	2
Home Equity Mortgage Loan Asset-Backed Trust
2.042% (US0001M + 0.170%) due 04/25/2037 ~	5,952	4,336
2.112% (US0001M + 0.240%) due 04/25/2037 ~	11,245	8,549
HSI Asset Securitization Corp. Trust
2.132% (US0001M + 0.260%) due 04/25/2037 ~	9,293	5,636
2.282% (US0001M + 0.410%) due 01/25/2036 ~	4,500	4,332
JPMorgan Mortgage Acquisition Trust
1.982% (US0001M + 0.110%) due 08/25/2036 ~	113	90
2.007% (US0001M + 0.135%) due 07/25/2036 ~	4,822	3,844
Kitty Hawk CLO LLC
2.932% (US0003M + 1.210%) due 04/15/2027 ~	15,800	15,814
Long Beach Mortgage Loan Trust
2.392% (US0001M + 0.520%) due 08/25/2045 ~	2,680	2,614
2.432% (US0001M + 0.560%) due 10/25/2034 ~	12	12
2.697% (US0001M + 0.825%) due 06/25/2035 ~	75	75
Mastr Asset Backed Securities Trust
1.972% (US0001M + 0.100%) due 08/25/2036 ~	8,359	4,442
2.022% (US0001M + 0.150%) due 03/25/2036 ~	1,067	782
2.022% (US0001M + 0.150%) due 10/25/2036 ~	14,262	6,448
2.092% (US0001M + 0.220%) due 10/25/2036 ~	4,244	1,940
2.607% (US0001M + 0.735%) due 10/25/2035 ~	10,803	9,807

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	27

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Merrill Lynch Mortgage Investors Trust
1.952% (US0001M + 0.080%) due 09/25/2037 ~	$40	$14
1.992% (US0001M + 0.120%) due 02/25/2037 ~	56	26
2.592% (US0001M + 0.720%) due 05/25/2036 ~	887	873
MESA Trust
2.421% (LIBOR01M + 0.400%) due 12/25/2031 ~	114	113
Morgan Stanley ABS Capital, Inc. Trust
2.002% (US0001M + 0.130%) due 10/25/2036 ~	1,170	1,085
2.012% (US0001M + 0.140%) due 05/25/2037 ~	4,864	3,757
2.022% (US0001M + 0.150%) due 11/25/2036 ~	13,733	9,545
2.112% (US0001M + 0.240%) due 06/25/2036 ~	6,082	4,327
Morgan Stanley Home Equity Loan Trust
2.042% (US0001M + 0.170%) due 04/25/2037 ~	14,456	9,603
2.102% (US0001M + 0.230%) due 04/25/2037 ~	10,643	7,120
2.222% (US0001M + 0.350%) due 04/25/2037 ~	1,531	1,039
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^	1,767	853
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.162% (US0001M + 0.290%) due 03/25/2036 ~	5,923	5,762
NovaStar Mortgage Funding Trust
2.002% (US0001M + 0.130%) due 03/25/2037 ~	24,563	18,918
Option One Mortgage Loan Trust
2.012% (US0001M + 0.140%) due 02/25/2037 ~	18,422	11,610
2.062% (US0001M + 0.190%) due 01/25/2036 ~	201	201
2.092% (US0001M + 0.220%) due 05/25/2037 ~	3,076	2,240
2.652% (US0001M + 0.780%) due 02/25/2035 ~	7,954	7,460
RAAC Trust
2.372% (US0001M + 0.500%) due 02/25/2037 ~	8,000	7,296
Renaissance Home Equity Loan Trust
2.372% (US0001M + 0.500%) due 12/25/2033 ~	55	54
5.294% due 01/25/2037	14,618	8,183
5.675% due 06/25/2037 ^	16,477	7,872
5.731% due 11/25/2036	27,668	16,493

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Asset Mortgage Products Trust
2.092% (LIBOR01M + 0.220%) due 12/25/2035 ~	$3,706	$3,292
2.172% (US0001M + 0.300%) due 03/25/2036 ~	3,726	3,662
2.432% (US0001M + 0.560%) due 06/25/2032 ~	47	45
Residential Asset Securities Corp. Trust
2.032% (US0001M + 0.160%) due 07/25/2036 ~	105	105
2.712% (US0001M + 0.840%) due 09/25/2034 ~	1,072	1,066
Saxon Asset Securities Trust
3.622% (US0001M + 1.750%) due 12/25/2037 ~	6,469	6,034
3.672% (US0001M + 1.800%) due 05/25/2031 ~	1,157	1,046
Securitized Asset-Backed Receivables LLC Trust
2.002% (US0001M + 0.130%) due 05/25/2037 ^~	331	256
2.042% (US0001M + 0.170%) due 08/25/2036 ~	742	331
Soundview Home Loan Trust
1.932% (US0001M + 0.060%) due 11/25/2036 ~	42	20
2.142% (US0001M + 0.270%) due 12/25/2036 ~	8,457	7,752
Structured Asset Securities Corp. Mortgage Loan Trust
2.032% (US0001M + 0.160%) due 03/25/2036 ~	2,887	2,558
2.092% (US0001M + 0.220%) due 12/25/2036 ~	19,167	12,675
2.102% (US0001M + 0.230%) due 05/25/2047 ~	5,200	4,945
WaMu Asset-Backed Certificates WaMu Trust
2.162% (US0001M + 0.290%) due 05/25/2047 ~	7,295	6,222
Wells Fargo Home Equity Asset-Backed Securities Trust
2.102% (US0001M + 0.230%) due 01/25/2037 ~	21,575	18,929

		438,808

CORPORATE BONDS & NOTES 5.7%
Ally Financial, Inc.
3.250% due 11/05/2018	100	100
3.600% due 05/21/2018	6,400	6,408
4.750% due 09/10/2018	500	505
Ambac Assurance Corp.
5.100% due 06/07/2020	1	1
American Honda Finance Corp.
2.137% due 11/05/2021 ~	5,400	5,407

28	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
American International Group, Inc.
4.200% due 04/01/2028		$2,500	$2,529
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		700	695
3.300% due 02/01/2023		6,600	6,609
Anheuser-Busch InBev Worldwide, Inc.
3.500% due 01/12/2024 (b)		5,600	5,641
4.000% due 04/13/2028 (b)		2,600	2,634
4.375% due 04/15/2038 (b)		4,300	4,389
AT&T, Inc.
1.800% due 09/05/2026	EUR	18,600	23,301
2.672% (US0003M + 0.950%) due 07/15/2021 ~		$23,900	24,164
3.400% due 08/14/2024		27,700	27,865
3.900% due 08/14/2027		8,900	8,972
Aviation Capital Group LLC
7.125% due 10/15/2020		1,100	1,201
Bank of America Corp.
5.875% due 03/15/2028 •(g)		12,150	12,242
6.875% due 04/25/2018		2,125	2,131
BAT Capital Corp.
2.423% due 08/14/2020 ~		11,400	11,440
3.557% due 08/15/2027		8,600	8,241
4.390% due 08/15/2037		4,300	4,280
Boston Scientific Corp.
6.000% due 01/15/2020		1,400	1,470
Brandywine Operating Partnership LP
3.950% due 11/15/2027		1,000	971
Campbell Soup Co.
3.300% due 03/15/2021		4,400	4,428
3.650% due 03/15/2023		6,900	6,919
Cardinal Health, Inc.
1.948% due 06/14/2019		3,400	3,364
CenterPoint Energy Resources Corp.
3.550% due 04/01/2023		3,100	3,112
Charter Communications Operating LLC
3.750% due 02/15/2028		19,100	17,575
4.464% due 07/23/2022		11,550	11,814
4.908% due 07/23/2025		2,500	2,557
6.384% due 10/23/2035		3,696	4,135
CIT Group, Inc.
5.500% due 02/15/2019		335	344
Citigroup, Inc.
2.050% due 06/07/2019		5,000	4,955
2.965% (US0003M + 0.930%) due 06/07/2019 ~		12,400	12,484
CNH Industrial Capital LLC
4.375% due 11/06/2020		500	512
Continental Resources, Inc.
4.375% due 01/15/2028		4,200	4,100
CVS Health Corp.
2.750% due 12/01/2022		1,000	963
3.350% due 03/09/2021		1,900	1,911

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.700% due 03/09/2023		$6,100	$6,125
4.100% due 03/25/2025		3,200	3,225
4.300% due 03/25/2028		4,800	4,839
4.780% due 03/25/2038		1,100	1,117
5.050% due 03/25/2048		1,500	1,581
Dell International LLC
4.420% due 06/15/2021		3,700	3,797
DXC Technology Co.
2.956% due 03/01/2021 ~		16,600	16,621
EMC Corp.
2.650% due 06/01/2020		2,100	2,030
EQT Corp.
3.078% due 10/01/2020 ~		2,300	2,305
Equinix, Inc.
2.875% due 03/15/2024	EUR	1,800	2,202
Fidelity National Information Services, Inc.
0.400% due 01/15/2021		4,100	5,059
1.700% due 06/30/2022	GBP	3,700	5,138
Ford Motor Credit Co. LLC
1.897% due 08/12/2019		$4,000	3,939
2.597% due 11/04/2019		300	298
2.641% (US0003M + 0.830%) due 08/12/2019 ~		4,800	4,821
2.681% due 01/09/2020		3,800	3,769
2.704% (US0003M + 1.000%) due 01/09/2020 ~		9,200	9,274
Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		4,500	4,492
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		9,400	9,045
International Lease Finance Corp.
8.250% due 12/15/2020		500	558
Kilroy Realty LP
3.450% due 12/15/2024		1,800	1,748
Kinder Morgan, Inc.
5.000% due 02/15/2021		1,600	1,663
Kraft Heinz Foods Co.
2.381% due 02/10/2021 ~		11,800	11,773
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^(c)		7,000	293
Lifestorage LP
3.500% due 07/01/2026		4,400	4,208
MGM Resorts International
6.750% due 10/01/2020		200	213
Morgan Stanley
2.633% (US0003M + 0.800%) due 02/14/2020 ~		20,500	20,565
Navient Corp.
8.450% due 06/15/2018		500	506
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~		22,100	22,100

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	29

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Plains All American Pipeline LP
2.600% due 12/15/2019		$700	$691
Reynolds American, Inc.
6.875% due 05/01/2020		900	966
Sempra Energy
2.575% due 03/15/2021 ~		6,400	6,421
SL Green Operating Partnership LP
3.250% due 10/15/2022		2,200	2,147
SLM Student Loan Trust
1.154% (BP0003M + 0.550%) due 03/15/2038 ~	GBP	3,886	5,352
Southern Co.
2.350% due 07/01/2021		$10,300	9,987
Southern Power Co.
2.752% due 12/20/2020 ~		2,100	2,103
Spectra Energy Partners LP
2.725% (US0003M + 0.700%) due 06/05/2020 ~		900	906
Springleaf Finance Corp.
8.250% due 12/15/2020		3,200	3,492
Sprint Communications, Inc.
9.000% due 11/15/2018		600	620
Sprint Spectrum Co. LLC
4.738% due 09/20/2029		4,300	4,332
Verizon Communications, Inc.
2.454% (US0003M + 0.550%) due 05/22/2020 ~		18,800	18,886
4.125% due 03/16/2027		16,400	16,632
Waste Management, Inc.
4.750% due 06/30/2020		1,400	1,451
Wells Fargo & Co.
2.851% (US0003M + 1.110%) due 01/24/2023 ~		19,200	19,473
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		400	396
3.150% due 04/01/2022		18,556	18,302

			505,830

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
CenturyLink, Inc.
4.627% (LIBOR03M + 2.750%) due 01/31/2025 ~		9,975	9,835
Charter Communications Operating LLC
3.880% (LIBOR03M + 2.000%) due 04/30/2025 ~		13,559	13,624
Hilton Worldwide Finance LLC
3.872% (LIBOR03M + 2.000%) due 10/25/2023 ~		359	361

			23,820

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	$100	$154
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	900	986
California State General Obligation Bonds, Series 2017
2.450% due 04/01/2047 ~	12,500	12,597
Chicago, Illinois General Obligation Bonds, Series 2008
5.630% due 01/01/2022	700	705
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	2,780	3,001
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	690	701
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
4.325% due 11/01/2021	600	633
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	2,400	3,143

		21,920

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.0%
Adjustable Rate Mortgage Trust
3.639% due 09/25/2035 ~	221	212
American Home Mortgage Assets Trust
2.062% (US0001M + 0.190%) due 05/25/2046 ^~	349	295
Banc of America Alternative Loan Trust
6.500% due 04/25/2036 ^	4,357	4,110
Banc of America Funding Trust
3.642% due 02/20/2036 ~	1,733	1,722
3.694% due 10/20/2046 ^~	64	51
3.784% due 11/20/2034 ~	509	499
3.946% due 03/20/2036 ~	165	159
4.028% due 01/20/2047 ^~	183	177
5.500% due 01/25/2036	164	143
6.000% due 03/25/2037 ^	342	308
Banc of America Mortgage Trust
3.581% due 09/25/2035 ^~	40	39
3.635% due 04/25/2035 ~	245	228
3.778% due 06/25/2035 ~	356	339
BCAP LLC Trust
1.941% (US0001M + 0.740%) due 01/26/2047 ~	635	582
3.545% due 02/26/2036 ~	133	133

30	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.250% due 02/26/2036 ~	$876	$719
5.250% due 04/26/2037	2,044	1,755
5.250% due 08/26/2037 ~	594	611
Bear Stearns Adjustable Rate Mortgage Trust
3.258% due 05/25/2034 ~	113	104
3.619% due 10/25/2035 ~	10	10
3.643% due 10/25/2033 ~	115	116
3.741% due 01/25/2035 ~	425	424
3.771% due 07/25/2034 ~	202	205
3.791% due 05/25/2034 ~	201	196
3.794% due 02/25/2034 ~	23	23
3.893% due 11/25/2034 ~	4	4
Bear Stearns ALT-A Trust
3.354% due 08/25/2036 ^~	863	708
3.474% due 11/25/2036 ^~	441	403
3.500% due 01/25/2036 ^~	285	282
3.503% due 08/25/2036 ^~	234	182
3.523% due 11/25/2035 ^~	93	81
3.589% due 09/25/2035 ~	3,865	3,444
3.860% due 08/25/2036 ^~	1,561	1,228
Bear Stearns Structured Products, Inc. Trust
3.319% due 12/26/2046 ~	61	54
Chase Mortgage Finance Trust
3.160% due 07/25/2037 ~	1,001	923
3.714% due 02/25/2037 ~	459	464
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.102% (US0001M + 0.230%) due 05/25/2036 ~	1,151	1,139
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037 ^	100	97
Citigroup Mortgage Loan Trust
1.703% due 03/25/2037 ^~	821	698
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~	100	100
3.465% due 09/25/2037 ^~	992	938
3.545% due 08/25/2035 ~	47	47
3.554% due 07/25/2046 ^~	980	921
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
3.407% due 09/25/2035 ^~	3,202	2,960
Commercial Mortgage Trust
0.542% due 03/10/2046 ~(a)	13,000	329
1.418% due 01/10/2046 ~(a)	6,617	362
1.921% due 07/10/2046 ~(a)	6,305	219
Countrywide Alternative Loan Trust
2.012% (US0001M + 0.190%) due 09/20/2046 ~	6,137	5,123
2.012% (US0001M + 0.140%) due 04/25/2047 ~	1,132	998
2.032% (US0001M + 0.210%) due 03/20/2046 ~	91	78
2.032% (US0001M + 0.210%) due 05/20/2046 ^~	741	624

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.032% (US0001M + 0.210%) due 07/20/2046 ^~	$621	$461
2.042% (US0001M + 0.170%) due 01/25/2037 ^~	224	219
2.062% (US0001M + 0.190%) due 09/25/2046 ^~	875	805
2.082% (US0001M + 0.210%) due 07/25/2046 ^~	61	56
2.102% (US0001M + 0.230%) due 08/25/2046 ~	4	0
2.152% (US0001M + 0.280%) due 02/25/2037 ~	360	327
2.222% (US0001M + 0.350%) due 05/25/2037 ^~	561	328
2.272% (US0001M + 0.400%) due 09/25/2035 ^~	282	231
2.322% (US0001M + 0.450%) due 09/25/2035 ^~	1,641	1,325
2.455% (12MTA + 1.500%) due 11/25/2035 ~	346	326
2.533% (12MTA + 1.250%) due 11/25/2047 ^~	4,173	3,528
2.663% (12MTA + 1.380%) due 11/25/2047 ^~	9,696	8,261
2.683% (12MTA + 1.400%) due 08/25/2035 ~	411	420
2.995% (12MTA + 2.040%) due 11/25/2035 ~	335	320
3.683% due 02/25/2037 ^~	188	183
5.000% due 11/25/2035	7,386	6,244
5.250% due 06/25/2035 ^	184	175
6.250% due 08/25/2037 ^	489	429
6.500% due 08/25/2032	43	44
Countrywide Home Loan Mortgage Pass-Through Trust
2.412% (US0001M + 0.540%) due 03/25/2035 ~	666	642
2.452% (US0001M + 0.580%) due 04/25/2035 ~	18	17
2.512% (US0001M + 0.640%) due 03/25/2035 ~	589	524
2.532% (US0001M + 0.660%) due 02/25/2035 ~	13	13
3.306% due 03/25/2037 ^~	276	252
3.309% due 05/20/2036 ~	480	456
3.402% due 09/20/2036 ^~	183	160
3.406% due 04/20/2036 ~	9,250	8,586
3.412% due 08/25/2034 ^~	57	54
3.450% due 02/25/2047 ^~	314	284
3.479% (US0012M + 1.750%) due 02/20/2036 ^~	787	745
3.491% due 11/25/2034 ~	781	779
3.498% due 08/25/2034 ^~	203	199
3.811% due 11/19/2033 ~	8	8
Credit Suisse First Boston Mortgage Securities Corp.
3.423% due 08/25/2033 ~	21	21

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	31

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.093% due 07/25/2033 ~	$13	$13
DBUBS Mortgage Trust
0.306% due 11/10/2046 ~(a)	16,942	135
0.723% due 11/10/2046 ~(a)	12,196	175
Deutsche ALT-A Securities, Inc.
2.012% (LIBOR01M + 0.140%) due 07/25/2047 ~	612	583
2.062% (US0001M + 0.190%) due 08/25/2047 ~	11,726	10,536
2.622% (US0001M + 0.750%) due 10/25/2047 ~	3,929	3,467
Downey Savings & Loan Association Mortgage Loan Trust
2.128% (US0001M + 0.320%) due 07/19/2045 ^~	20	2
First Horizon Mortgage Pass-Through Trust
3.261% due 08/25/2035 ~	151	129
3.566% due 10/25/2035 ~	153	151
GMAC Mortgage Corp. Loan Trust
4.054% due 06/25/2034 ~	32	31
GreenPoint Mortgage Funding Trust
2.052% (US0001M + 0.180%) due 01/25/2037 ~	617	581
2.082% (US0001M + 0.210%) due 04/25/2036 ~	580	532
2.412% (US0001M + 0.540%) due 11/25/2045 ~	135	120
GreenPoint Mortgage Funding Trust Pass-Through Certificates
4.013% due 10/25/2033 ~	21	21
GS Mortgage Securities Corp.
1.549% due 02/10/2046 ~(a)	12,675	735
GS Mortgage Securities Trust
1.968% due 11/10/2045 ~(a)	19,313	1,437
GSR Mortgage Loan Trust
3.614% due 09/25/2035 ~	396	405
3.630% (H15T1Y + 1.750%) due 03/25/2033 ~	107	106
3.635% due 05/25/2035 ~	178	175
3.641% due 11/25/2035 ~	533	539
3.775% due 01/25/2035 ~	408	403
3.850% due 04/25/2035 ~	33	34
HarborView Mortgage Loan Trust
1.988% (US0001M + 0.180%) due 07/19/2046 ^~	1,500	996
1.998% (LIBOR01M + 0.190%) due 09/19/2037 ~	1,051	983
2.048% (LIBOR01M + 0.240%) due 03/19/2036 ~	165	143
3.628% due 07/19/2035 ~	148	131

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HomeBanc Mortgage Trust
3.122% due 04/25/2037 ^~	$228	$214
3.348% due 04/25/2037 ^~	1,320	1,185
Impac CMB Trust
2.592% (US0001M + 0.720%) due 10/25/2034 ~	915	902
2.652% (US0001M + 0.780%) due 10/25/2034 ~	397	390
2.872% (US0001M + 1.000%) due 07/25/2033 ~	30	29
IndyMac Mortgage Loan Trust
2.052% (LIBOR01M + 0.180%) due 07/25/2047 ~	3,573	2,729
2.062% (US0001M + 0.190%) due 09/25/2046 ~	3,401	3,159
2.112% (LIBOR01M + 0.240%) due 06/25/2037 ~	793	781
2.122% (LIBOR01M + 0.250%) due 02/25/2037 ~	1,096	793
2.172% (US0001M + 0.300%) due 11/25/2035 ^~	243	188
2.172% (US0001M + 0.300%) due 06/25/2037 ^~	426	268
3.111% due 03/25/2036 ~	7,206	6,966
3.428% due 08/25/2036 ~	622	617
3.494% due 12/25/2034 ~	101	99
3.853% due 11/25/2035 ^~	542	521
JPMBB Commercial Mortgage Securities Trust
1.137% due 04/15/2047 ~(a)	55,949	1,352
JPMorgan Alternative Loan Trust
2.112% (US0001M + 0.240%) due 10/25/2036 ~	21,068	19,886
3.517% due 12/25/2035 ^~	8,612	7,964
5.500% due 11/25/2036 ^~	5	4
JPMorgan Chase Commercial Mortgage Securities Trust
1.060% due 12/15/2047 ~(a)	61,604	2,435
4.070% due 11/15/2043	294	300
JPMorgan Mortgage Trust
3.144% due 11/25/2033 ~	88	89
3.521% due 02/25/2036 ^~	547	495
3.638% due 10/25/2035 ~	23	22
3.702% due 09/25/2035 ~	235	233
3.722% due 07/25/2035 ~	158	159
Luminent Mortgage Trust
2.042% (LIBOR01M + 0.170%) due 12/25/2036 ~	2,170	1,946
MASTR Adjustable Rate Mortgages Trust
2.082% (US0001M + 0.210%) due 04/25/2046 ~	2,069	1,793
2.172% (LIBOR01M + 0.300%) due 05/25/2047 ^~	1,096	857

32	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MASTR Alternative Loan Trust
2.272% (US0001M + 0.400%) due 03/25/2036 ~	$399	$75
6.000% due 03/25/2036 ^	1,984	1,904
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.257% (US0001M + 0.480%) due 06/15/2030 ~	33	32
2.612% due 10/20/2029 ~	17	17
Merrill Lynch Mortgage Investors Trust
2.082% (US0001M + 0.210%) due 02/25/2036 ~	732	707
2.122% (US0001M + 0.250%) due 11/25/2035 ~	1,008	952
3.188% due 06/25/2035 ~	328	329
3.293% due 02/25/2033 ~	118	115
Morgan Stanley Bank of America Merrill Lynch Trust
1.123% due 05/15/2046 ~(a)	52,103	2,324
1.388% due 02/15/2046 ~(a)	47,758	2,589
1.477% due 08/15/2045 ~(a)	32,670	1,637
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.632% (LIBOR01M + 0.760%) due 08/25/2034 ~	18	18
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
2.152% (US0001M + 0.280%) due 12/25/2035 ~	1,583	1,555
Residential Accredit Loans, Inc. Trust
2.022% (US0001M + 0.150%) due 02/25/2047 ~	1,921	1,257
2.052% (US0001M + 0.180%) due 07/25/2036 ~	18,452	12,551
2.072% (US0001M + 0.200%) due 12/25/2046 ^~	764	670
2.082% (US0001M + 0.210%) due 04/25/2046 ~	53	27
2.142% (US0001M + 0.270%) due 05/25/2046 ^~	403	339
Residential Asset Securitization Trust
2.272% (US0001M + 0.400%) due 01/25/2046 ^~	124	63
2.322% (US0001M + 0.450%) due 12/25/2036 ^~	384	129
5.750% due 02/25/2036	7,166	7,115
6.250% due 10/25/2036 ^	266	254
6.500% due 08/25/2036 ^	625	378
Residential Funding Mortgage Securities, Inc. Trust
3.857% due 09/25/2035 ^~	270	232
6.500% due 03/25/2032	34	35
Sequoia Mortgage Trust
3.460% due 09/20/2046 ^~	4,237	3,817
3.603% due 04/20/2035 ~	157	164

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Adjustable Rate Mortgage Loan Trust
3.603% due 05/25/2036 ^~	$449	$429
3.627% due 08/25/2035 ~	521	524
3.640% due 09/25/2036 ^~	923	731
3.652% due 02/25/2036 ^~	1,269	1,230
3.689% due 02/25/2034 ~	144	144
3.771% due 09/25/2034 ~	40	41
3.813% due 04/25/2034 ~	159	161
Structured Asset Mortgage Investments Trust
2.062% (US0001M + 0.190%) due 06/25/2036 ~	100	99
2.082% (US0001M + 0.210%) due 05/25/2036 ~	648	547
2.092% (US0001M + 0.220%) due 05/25/2036 ~	3,833	3,503
2.092% (US0001M + 0.220%) due 09/25/2047 ~	4,326	4,097
2.132% (US0001M + 0.260%) due 05/25/2046 ^~	64	73
2.172% (US0001M + 0.300%) due 08/25/2036 ^~	1,463	1,056
2.182% (US0001M + 0.310%) due 12/25/2035 ^~	10	9
2.388% (US0001M + 0.580%) due 07/19/2034 ~	10	10
2.783% (12MTA + 1.500%) due 08/25/2047 ^~	1,722	1,631
Structured Asset Securities Corp. Trust
5.500% due 09/25/2035	467	468
Thornburg Mortgage Securities Trust
2.002% (US0001M + 0.130%) due 06/25/2037 ~	10,620	10,274
3.122% (US0001M + 1.250%) due 06/25/2037 ^~	1,011	940
3.151% due 10/25/2043 ~	54	53
3.435% due 09/25/2037 ~	73	74
3.877% (US0012M + 1.200%) due 06/25/2037 ~	3,333	3,209
3.927% (LIBOR12M + 1.250%) due 06/25/2047 ^~	689	636
3.927% (LIBOR01M + 1.250%) due 06/25/2047 ^~	1,597	1,450
3.927% (LIBOR01M + 1.250%) due 06/25/2047 ~	67	60
3.977% (US0012M + 1.300%) due 03/25/2037 ~	822	716
UBS-Barclays Commercial Mortgage Trust
1.654% due 12/10/2045 ~(a)	54,418	3,251
UBS-Citigroup Commercial Mortgage Trust
2.199% due 01/10/2045 ~(a)	12,724	791
WaMu Mortgage Pass-Through Certificates Trust
2.011% (12MTA + 0.810%) due 12/25/2046 ~	166	164
2.027% (COF 11 + 1.250%) due 02/27/2034 ~	225	223

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	33

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.152% (US0001M + 0.280%) due 11/25/2045 ~	$4,280	$4,042
2.182% (US0001M + 0.310%) due 01/25/2045 ~	351	349
2.263% (12MTA + 0.980%) due 06/25/2046 ~	929	937
2.277% (COF 11 + 1.500%) due 10/25/2046 ~	1,303	1,269
2.283% (12MTA + 1.000%) due 02/25/2046 ~	2,202	2,163
2.612% (US0001M + 0.740%) due 11/25/2034 ~	768	758
3.098% due 06/25/2033 ~	57	58
3.226% due 04/25/2035 ~	437	445
3.237% due 10/25/2035 ~	425	430
3.247% due 02/25/2037 ^~	7,000	6,434
3.342% due 08/25/2046 ^~	2,071	2,012
3.392% due 12/25/2035 ~	401	391
Washington Mutual Mortgage Pass-Through Certificates Trust
2.053% (12MTA + 0.770%) due 04/25/2047 ^~	44	1
2.053% (12MTA + 0.770%) due 04/25/2047 ~	11,688	8,886
2.062% (US0001M + 0.190%) due 07/25/2046 ~	4,777	4,180
2.122% (US0001M + 0.250%) due 07/25/2046 ^~	16	11
2.123% (12MTA + 0.840%) due 05/25/2047 ^~	83	16
2.223% (12MTA + 0.940%) due 07/25/2046 ^~	501	368
Wells Fargo Mortgage-Backed Securities Trust
2.372% (US0001M + 0.500%) due 07/25/2037 ^~	242	218
3.488% due 10/25/2035 ~	150	151
3.499% due 10/25/2035 ~	600	613
3.631% due 10/25/2036 ~	42	42
3.652% due 03/25/2036 ~	26	27
3.685% due 04/25/2036 ~	35	36
3.731% due 12/25/2033 ~	3	3
3.737% due 06/25/2035 ~	210	215
3.873% due 03/25/2035 ~	2,533	2,567
Wells Fargo-RBS Commercial Mortgage Trust
0.360% due 03/15/2048 ~(a)	40,000	657
1.226% due 03/15/2045 ~(a)	49,738	2,323
1.279% due 03/15/2048 ~(a)	90,330	4,488

		270,896

U.S. GOVERNMENT AGENCIES 12.6%
Fannie Mae
1.992% (LIBOR01M + 0.120%) due 03/25/2034 ~	39	38
2.177% due 01/25/2022 ~(a)	20,468	910

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.272% (LIBOR01M + 0.400%) due 06/25/2036 ~	$624	$626
2.372% (LIBOR01M + 0.500%) due 10/25/2040 - 11/25/2040 ~	1,508	1,518
2.401% (12MTA + 1.200%) due 06/01/2043 ~	53	54
2.500% due 04/01/2045	872	822
2.672% (LIBOR01M + 0.800%) due 12/25/2039 ~	786	799
3.085% (H15T1Y + 2.210%) due 04/01/2032 ~	7	7
3.122% (US0012M + 1.375%) due 12/01/2034 ~	170	177
3.125% (H15T1Y + 2.125%) due 06/01/2035 ~	218	227
3.209% (H15T1Y + 2.146%) due 08/01/2023 ~	29	30
3.484% (US0012M + 1.696%) due 08/01/2036 ~	97	102
3.500% due 01/01/2021 - 04/01/2027	3,959	4,044
3.551% (H15T1Y + 2.360%) due 11/01/2034 ~	990	1,052
3.575% (H15T1Y + 2.075%) due 01/01/2023 ~	23	23
3.758% (H15T1Y + 2.508%) due 12/01/2030 ~	8	8
4.295% due 06/01/2021	1,955	2,036
6.000% due 04/25/2043 - 07/25/2044	975	1,083
Fannie Mae, TBA
3.500% due 05/01/2033 - 06/01/2048	705,300	705,835
4.000% due 04/01/2048 - 06/01/2048	320,300	328,190
Freddie Mac
0.858% due 09/25/2022 ~(a)	23,297	729
1.012% due 11/25/2022 ~(a)	32,600	1,235
1.277% due 08/25/2019 ~(a)	37,168	568
1.351% due 11/25/2019 ~(a)	32,729	635
1.443% due 01/15/2038 ~(a)	10,650	561
1.521% due 10/25/2021 ~(a)	28,109	1,242
1.530% due 06/25/2020 ~(a)	30,757	842
1.925% (LIBOR01M + 0.350%) due 01/15/2038 ~	10,650	10,655
2.257% (LIBOR01M + 0.480%) due 10/15/2040 ~	2,598	2,623
2.263% (12MTA + 1.200%) due 02/25/2045 ~	138	139
2.377% (LIBOR01M + 0.600%) due 12/15/2037 ~	441	444
2.401% (12MTA + 1.200%) due 10/25/2044 ~	1,873	1,897
2.962% (H15T1Y + 2.110%) due 06/01/2022 ~	39	39

34	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.521% (US0012M + 1.771%) due 09/01/2035 ~	$63	$66
6.000% due 12/01/2033	624	671
6.500% due 11/15/2023	16	17
Freddie Mac, TBA
3.500% due 05/14/2048	9,000	9,002
Ginnie Mae
2.625% (H15T1Y + 1.500%) due 05/20/2022 - 05/20/2030 ~	258	267
2.750% (H15T1Y + 1.500%) due 07/20/2022 - 08/20/2027 ~	134	138
3.125% (H15T1Y + 1.500%) due 11/20/2021 - 11/20/2030 ~	55	57
6.000% due 08/20/2034	7,263	7,970
NCUA Guaranteed Notes
2.181% (LIBOR01M + 0.470%) due 11/05/2020 ~	24,821	24,941
2.181% (LIBOR01M + 0.560%) due 12/08/2020 ~	13,002	13,079
Small Business Administration
5.110% due 04/01/2025	25	26

		1,125,424

U.S. TREASURY OBLIGATIONS 5.4%
U.S. Treasury Bonds
3.625% due 08/15/2043 (n)	2,200	2,459
5.250% due 02/15/2029	900	1,109
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2022 (l)(n)	7,009	6,932
0.125% due 04/15/2022 (l)(n)	44,234	43,600
0.125% due 07/15/2022 (l)(n)	86,552	85,663
0.125% due 01/15/2023 (l)(n)	118,015	116,018
0.250% due 01/15/2025 (l)(n)	46,622	45,573
0.500% due 01/15/2028	93,855	92,114
0.625% due 01/15/2026 (l)	2,399	2,398
0.750% due 02/15/2045 (n)	1,000	963
2.000% due 01/15/2026 (l)(n)	14,362	15,850
2.375% due 01/15/2025 (l)	1,315	1,472
2.375% due 01/15/2027 (l)	5,162	5,911
2.500% due 01/15/2029 (l)(n)	14,546	17,221
U.S. Treasury Notes
2.000% due 08/15/2025 (n)	17,000	16,194
2.000% due 11/15/2026 (n)	9,600	9,049
2.250% due 11/15/2025 (n)	5,600	5,418
U.S. Treasury STRIPS
0.000% due 11/15/2023 (e)(l)	11,000	9,471

		477,415

Total United States (Cost $2,799,228)		2,864,113

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 15.9%

COMMERCIAL PAPER 1.7%
Bank of Montreal
1.475% due 04/09/2018	CAD	9,200	$7,138
1.479% due 04/02/2018		10,600	8,226
1.489% due 04/04/2018		13,700	10,631
1.492% due 04/05/2018		8,800	6,829
1.501% due 04/18/2018		1,900	1,474
1.504% due 04/02/2018		17,200	13,348
Bank of Nova Scotia
1.487% due 04/06/2018		7,100	5,509
1.488% due 04/05/2018		6,100	4,733
1.504% due 04/02/2018		19,500	15,133
Canadian Imperial Bank of Commerce
1.487% due 04/12/2018		5,400	4,189
1.488% due 04/16/2018		6,600	5,119
1.489% due 04/16/2018		6,800	5,274
HSBC Bank Canada
1.501% due 04/09/2018		3,600	2,793
1.505% due 04/06/2018		3,600	2,793
1.512% due 04/13/2018		600	466
1.514% due 04/10/2018		2,400	1,862
1.514% due 04/12/2018		1,000	776
1.514% due 04/18/2018		2,200	1,706
1.516% due 04/11/2018		1,000	776
National Bank of Canada
1.474% due 04/18/2018		1,000	776
1.474% due 04/19/2018		1,100	853
Royal Bank of Canada
1.439% due 04/05/2018		700	543
1.486% due 04/12/2018		3,900	3,025
1.486% due 04/20/2018		3,400	2,637
1.487% due 04/18/2018		1,300	1,008
1.488% due 04/09/2018		7,500	5,819
1.488% due 04/18/2018		2,300	1,784
1.492% due 04/02/2018		3,500	2,716
1.497% due 04/09/2018		4,300	3,336
1.501% due 04/16/2018		5,900	4,576
Toronto Dominion Bank
1.489% due 04/16/2018		2,900	2,249
1.496% due 04/09/2018		1,200	931
1.496% due 04/10/2018		700	543
1.498% due 04/06/2018		4,600	3,569
1.500% due 04/05/2018		1,700	1,319
1.501% due 04/04/2018		500	388
1.501% due 04/06/2018		1,900	1,474
1.502% due 04/03/2018		1,300	1,009
1.502% due 04/04/2018		400	310
1.507% due 04/02/2018		15,600	12,107

			149,747

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	35

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (i) 0.0%
			$4,420

SHORT-TERM NOTES 0.0%
Letras del Banco Central de la Republica Argentina
26.200% due 05/16/2018	ARS	26,200	1,266

ARGENTINA TREASURY BILLS 0.5%
22.049% due 04/13/2018 - 12/14/2018 (d)(e)		237,600	45,006

ITALY TREASURY BILLS 0.4%
(0.445)% due 04/13/2018 - 05/14/2018 (d)(e)	EUR	31,000	38,160

JAPAN TREASURY BILLS 12.5%
(0.202)% due 04/09/2018 - 06/18/2018 (d)(e)	JPY	118,610,000	1,114,985

U.K. TREASURY BILLS 0.2%
0.200% due 04/03/2018 - 04/20/2018 (d)(e)	GBP	10,700	15,012

U.S. TREASURY BILLS 0.6%
1.456% due 04/19/2018 - 04/26/2018 (d)(e)(l)(n)		$52,749	52,702

Total Short-Term Instruments (Cost $1,424,155)			1,421,298

Total Investments in Securities (Cost $9,586,630)			9,988,255

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 6.1%

SHORT-TERM INSTRUMENTS 6.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.1%
PIMCO Short Asset Portfolio	38,876,535	$388,843

PIMCO Short-Term Floating NAV Portfolio III	15,833,467	156,482

Total Short-Term Instruments (Cost $545,961)		545,325

Total Investments in Affiliates (Cost $545,961)		545,325

Total Investments 117.9% (Cost $10,132,591)		$10,533,580

Financial Derivative Instruments (k)(m) (0.3)% (Cost or Premiums, net $2,329)		(25,502)

Other Assets and Liabilities, net (17.6)%		(1,576,842)

Net Assets 100.0%		$8,931,236

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

36	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2018

(a)	Interest only security.
(b)	When-issued security.
(c)	Security is not accruing income as of the date of this report.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$4,420	U.S. Treasury Notes 2.000% due 04/30/2024	$(4,511)	$4,420	$4,420

Total Repurchase Agreements						$(4,511)	$4,420	$4,420

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date		Amount Borrowed(3)		Payable for Reverse Repurchase Agreements
IND	0.550%	03/15/2018	05/02/2018		GBP	(58,595)	$(82,231)
JML	0.900	04/03/2018	TBD	(2)	$	(833)	(833)
SCX	(0.480)	01/18/2018	04/19/2018		EUR	(190,479)	(234,143)
	0.530	03/15/2018	05/02/2018		GBP	(146,655)	(205,811)

Total Reverse Repurchase Agreements							$(523,018)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States 0.0%
U.S. Government Agencies 0.0% Fannie Mae, TBA	4.500%	05/01/2048	$3,500	$(3,651)	$(3,658)

Total Short Sales 0.0%				$(3,651)	$(3,658)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	37

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(4)
Global/Master Repurchase Agreement
FICC	$4,420	$0	$0	$4,420	$(4,511)	$(91)
IND	0	(82,231)	0	(82,231)	81,600	(631)
JML	0	(833)	0	(833)	802	(31)
RYL	0	0	0	0	(39)	(39)
SCX	0	(439,954)	0	(439,954)	435,418	(4,536)

Total Borrowings and Other Financing Transactions	$4,420	$(523,018)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$(234,143)	$(288,042)	$0	$(522,185)

Total Borrowings	$0	$(234,143)	$(288,042)	$0	$(522,185)

Payable for reverse repurchase agreements(5)					$(522,185)

(j)	Securities with an aggregate market value of $538,945 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)	Open maturity reverse repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(942,860) at a weighted average interest rate of 0.269%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(5)	Unsettled reverse repurchase agreements liability of $(833) is outstanding at period end.

38	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2018

(k)    FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	4,343	$	1,055,512	$320	$0	$(54)
90-Day Eurodollar March Futures	03/2019	8,926		2,173,704	(1,640)	0	(335)
90-Day Eurodollar September Futures	09/2018	7,318		1,786,049	(6,196)	0	(183)
Australia Government 3-Year Note June Futures	06/2018	876	AUD	74,799	92	114	(62)
Australia Government 10-Year Bond June Futures	06/2018	646		64,311	966	329	(51)
Canada Government 10-Year Bond June Futures	06/2018	581	CAD	60,100	1,058	257	0
Euro-Bobl June Futures	06/2018	3,386	EUR	546,827	1,610	422	(10)
Euro-Bund 10-Year Bond June Futures	06/2018	1,445		283,467	2,325	356	0
Euro-Buxl 30-Year Bond June Futures	06/2018	389		79,158	2,417	19	(144)
Euro-Schatz June Futures	06/2018	8,028		1,106,095	1,497	99	0
Japan Government 10-Year Bond June Futures	06/2018	475	JPY	673,049	484	45	(402)
U.S. Treasury 5-Year Note June Futures	06/2018	1,025	$	117,322	451	112	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	2,822		452,843	16,420	3,263	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2018	9,374	GBP	1,626,211	(2,996)	329	(164)

					$16,808	$5,345	$(1,405)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2020	4,343	$	(1,054,969)	$(874)	$0	$(54)
90-Day Eurodollar March Futures	03/2020	8,926		(2,169,130)	(679)	112	0
90-Day Eurodollar September Futures	09/2019	7,318		(1,779,646)	8,036	91	0
Call Options Strike @ EUR 160.000 on Euro-Bobl 10-Year Bond June 2018 Futures	05/2018	532	EUR	(406)	(134)	0	(20)
Euro-BTP Italy Government Bond June Futures	06/2018	557		(95,121)	(1,669)	0	(754)
Euro-OAT France Government 10-Year Bond June Futures	06/2018	845		(160,732)	(2,872)	0	(291)
Put Options Strike @ EUR 129.500 on Euro-Bobl June 2018 Futures	05/2018	2,449		(60)	468	45	0
Put Options Strike @ EUR 156.500 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	532		(98)	100	33	0
U.S. Treasury 10-Year Note June Futures	06/2018	318	$	(38,523)	(169)	0	(74)
U.S. Treasury 30-Year Bond June Futures	06/2018	1,089		(159,675)	(4,375)	0	(817)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2019	9,374	GBP	(1,621,937)	3,690	164	(986)
United Kingdom Long Gilt June Futures	06/2018	745		(128,376)	(1,047)	0	(711)

					$475	$445	$(3,707)

Total Futures Contracts					$17,283	$5,790	$(5,112)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	39

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Ally Financial, Inc.	(5.000)%	Quarterly	06/20/2018	0.164%	$	1,600	$(93)	$72	$(21)	$0	$(1)
Altria Group, Inc.	(1.000)	Quarterly	12/20/2020	0.162		19,700	(575)	129	(446)	2	0
BASF SE	(1.000)	Quarterly	12/20/2020	0.138	EUR	4,800	(139)	(4)	(143)	1	0
Bayer AG	(1.000)	Quarterly	12/20/2020	0.190		7,400	(171)	(36)	(207)	3	0
Fortum Oyj	(1.000)	Quarterly	12/20/2020	0.251		1,000	(18)	(8)	(26)	0	0
Koninklijke DSM NV	(1.000)	Quarterly	12/20/2020	0.159		11,700	(378)	38	(340)	5	0
Pfizer, Inc.	(1.000)	Quarterly	12/20/2020	0.178	$	14,300	(422)	104	(318)	2	0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.185		16,500	(476)	113	(363)	1	0
Telia Co. AB	(1.000)	Quarterly	12/20/2020	0.206	EUR	5,100	(126)	(14)	(140)	1	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.343		4,900	(78)	(34)	(112)	2	0
UnitedHealth Group, Inc.	(1.000)	Quarterly	12/20/2020	0.200	$	8,600	(239)	53	(186)	3	0

							$(2,715)	$413	$(2,302)	$20	$(1)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.311%	EUR	5,000	$83	$36	$119	$0	$(3)
Ryder System, Inc.	1.000	Quarterly	06/20/2022	0.478	$	6,400	113	23	136	2	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.691	EUR	4,900	(145)	304	159	0	(23)
Telecom Italia SpA	1.000	Quarterly	06/20/2024	1.728		5,400	(412)	128	(284)	0	(24)
Tesco PLC	1.000	Quarterly	06/20/2022	0.993		10,675	(510)	519	9	0	(3)

							$(871)	$1,010	$139	$2	$(53)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$	22,600	$(1,710)	$210	$(1,500)	$0	$(92)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022		158,578	(2,873)	(93)	(2,966)	0	(128)
CDX.IG-29 5-Year Index	(1.000)	Quarterly	12/20/2022		576,200	(12,617)	1,721	(10,896)	0	(511)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	858,300	(10,726)	(15,186)	(25,912)	0	(688)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		588,200	(15,589)	(1,324)	(16,913)	0	(420)

						$(43,515)	$(14,672)	$(58,187)	$0	$(1,839)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.EM-29 05-Year Index	1.000%	Quarterly	06/20/2023	18,100	$ (340)	$21	$(319)	$28	$0

40	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2018

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	1-Day USD-Federal Funds Rate Compounded-OIS	1.724%	Annual	09/19/2018	$	1,054,400	$0	$407	$407	$47	$0
Pay	3-Month CAD-Bank Bill	1.400	Semi-Annual	09/13/2019	CAD	1,029,000	(1,927)	(5,889)	(7,816)	524	0
Pay	3-Month CAD-Bank Bill	1.850	Semi-Annual	09/15/2027		223,500	5,055	4,522	9,577	0	(657)
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	39,600	(169)	(455)	(624)	97	0
Pay(6)	3-Month NZD-BBR	2.500	Semi-Annual	02/14/2020	NZD	1,186,300	1,304	179	1,483	311	0
Pay	3-Month USD-LIBOR	1.945	Annual	09/19/2018	$	1,054,400	0	(942)	(942)	0	(46)
Pay(6)	3-Month USD-LIBOR	1.750	Semi-Annual	04/01/2019		4,621,800	(3,803)	(12,705)	(16,508)	0	(165)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		414,700	(2,392)	4,037	1,645	86	0
Pay(6)	3-Month USD-LIBOR	0.000	Quarterly	03/02/2020		396,900	0	16	16	35	0
Receive(6)	3-Month USD-LIBOR	2.000	Semi-Annual	04/01/2020		4,621,800	2,601	15,023	17,624	0	(493)
Receive(6)	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		981,100	19,205	(2,467)	16,738	0	(61)
Pay	3-Month USD-LIBOR	2.071	Quarterly	06/12/2022		156,900	0	257	257	10	0
Pay	3-Month USD-LIBOR	2.178	Quarterly	06/19/2022		374,100	28	527	555	37	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/15/2023		9,400	(345)	621	276	0	(5)
Pay(6)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		95,500	(2,431)	(66)	(2,497)	0	(18)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		597,200	7,236	20,950	28,186	0	(374)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		78,470	2,709	3,159	5,868	0	(121)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		3,200	19	44	63	0	(6)
Receive(6)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		250,600	14,486	(2,323)	12,163	0	(546)
Receive(6)	3-Month USD-LIBOR	2.098	Semi-Annual	07/01/2041		311,500	4,623	2,739	7,362	0	(260)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		54,100	(2,959)	9,557	6,598	0	(300)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		284,300	(8,788)	13,880	5,092	0	(1,690)
Receive(6)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		32,800	3,205	(631)	2,574	0	(193)
Receive(6)	3-Month USD-LIBOR	2.953	Semi-Annual	11/12/2049		17,000	0	(215)	(215)	0	(108)
Receive(6)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049		62,500	0	(822)	(822)	0	(397)
Pay(6)	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	2,061,500	460	113	573	0	(733)
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027		300,000	517	1,071	1,588	0	(151)
Pay(6)	6-Month EUR-EURIBOR	0.500	Annual	06/20/2023	EUR	241,300	400	673	1,073	196	0
Pay(6)	6-Month EUR-EURIBOR	0.500	Annual	09/19/2023		1,162,900	(4,645)	4,656	11	1,221	0
Pay(6)	6-Month EUR-EURIBOR	1.000	Annual	06/20/2028		16,300	(28)	3	(25)	19	0
Pay(6)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028		454,100	6,373	3,544	9,917	557	0
Receive(6)	6-Month EUR-EURIBOR	1.500	Annual	09/19/2048		159,800	3,285	(2,460)	825	335	0
Pay(6)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019	GBP	770,600	119	(1,326)	(1,207)	236	0
Pay(6)	6-Month GBP-LIBOR	1.250	Annual	12/19/2019		637,300	920	(323)	597	310	0
Receive(6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		770,600	2,257	1,380	3,637	0	(618)
Pay(6)	6-Month GBP-LIBOR	1.250	Semi-Annual	09/19/2020		353,400	(27)	(88)	(115)	337	0
Receive(6)	6-Month GBP-LIBOR	1.500	Annual	12/18/2020		637,300	(993)	(67)	(1,060)	0	(462)
Pay(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023		6,000	4	27	31	23	0
Pay Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		128,450	1,733	(905)	828	0	(393)
Receive(6)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		20,200	(1,062)	(566)	(1,628)	0	(169)
Pay	6-Month JPY-LIBOR	0.500	Semi-Annual	12/20/2021	JPY	9,090,000	1,686	(239)	1,447	0	(8)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		18,270,000	240	(682)	(442)	61	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	01/18/2028		1,300,000	13	(101)	(88)	5	0
Receive	6-Month JPY-LIBOR	0.351	Semi-Annual	02/08/2028		1,930,000	0	(119)	(119)	7	0
Receive	6-Month JPY-LIBOR	0.301	Semi-Annual	02/13/2028		3,650,000	231	(283)	(52)	13	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	02/16/2028		3,900,000	4	(251)	(247)	13	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		10,650,000	734	(797)	(63)	38	0
Receive(6)	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		2,200,000	36	(177)	(141)	9	0
Receive(6)	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		2,210,000	(2)	(179)	(181)	9	0
Pay	6-Month JPY-LIBOR	1.500	Semi-Annual	06/19/2033		2,120,000	3,623	(579)	3,044	0	(18)
Pay	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		4,520,000	6,222	(1,318)	4,904	0	(25)
Pay	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		1,540,000	341	243	584	0	(13)
Pay	28-Day MXN-TIIE	7.278	Lunar	03/22/2022	MXN	248,600	0	(56)	(56)	27	0
Pay	28-Day MXN-TIIE	7.317	Lunar	03/23/2022		432,400	0	(64)	(64)	48	0
Pay	28-Day MXN-TIIE	5.825	Lunar	01/12/2023		454,200	(2,042)	407	(1,635)	47	0

							$58,056	$50,940	$108,996	$4,658	$(8,030)

Total Swap Agreements							$10,615	$37,712	$48,327	$4,708	$(9,923)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	41

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$ 0	$5,790	$4,708	$10,498	$0	$(5,112)	$(9,923)	$(15,035)

(l)	Securities with an aggregate market value of $124,159 and cash of $13,593 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

42	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2018

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2018	$	2,965	AUD	3,798	$0	$(48)
BOA	04/2018	DKK	1,185,671	$	183,562	0	(12,138)
	04/2018	NOK	449,022		58,347	1,065	0
	04/2018	SEK	226,315		27,902	798	0
	04/2018	$	26,895	AUD	34,161	0	(657)
	04/2018		294,297	DKK	1,777,128	0	(973)
	04/2018		27,628	SEK	226,315	0	(524)
	05/2018	SEK	226,315	$	27,687	527	0
	05/2018	$	1,526	ARS	32,215	39	0
	05/2018		88,025	MXN	1,646,235	2,013	0
	05/2018		58,402	NOK	449,022	0	(1,069)
	05/2018		2,637	ZAR	31,597	29	(10)
	05/2018	ZAR	26,362	$	2,200	0	(16)
	06/2018	$	2,074	IDR	28,721,018	6	0
	07/2018	DKK	1,777,128	$	296,388	1,080	0
	08/2018	$	6,109	AUD	7,786	0	(125)
BPS	04/2018	BRL	47,503	$	14,583	194	0
	04/2018	DKK	742,326		110,287	0	(12,238)
	04/2018	$	14,292	BRL	47,503	97	0
	04/2018		4,312	JPY	456,500	0	(22)
	04/2018		126	RUB	7,236	0	0
	05/2018		14,541	BRL	47,503	0	(187)
	05/2018		11,341	MXN	209,111	96	0
	06/2018	JPY	3,810,000	$	35,945	0	(3)
	06/2018	$	249	ARS	4,999	0	(11)
	08/2018		4,110	AUD	5,264	0	(65)
BRC	04/2018	EUR	4,800	$	5,957	47	0
	04/2018	$	40,016	RUB	2,311,264	248	0
	05/2018	ARS	1,200	$	57	0	(1)
	05/2018	SEK	1,371,667		165,985	1,059	0
CBK	04/2018	BRL	77,100		23,196	0	(157)
	04/2018	CAD	5,300		4,066	0	(49)
	04/2018	DKK	492,133		78,242	0	(2,987)
	04/2018	EUR	44,496		54,904	135	0
	04/2018	GBP	5,191		7,304	31	(12)
	04/2018	JPY	7,570,000		71,634	464	0
	04/2018	$	23,708	BRL	77,100	0	(355)
	04/2018		5,232	DKK	31,145	0	(91)
	04/2018		129,625	EUR	104,988	0	(443)
	04/2018		1,130	GBP	794	0	(16)
	04/2018		57,541	NOK	449,022	0	(259)
	05/2018	AUD	12,924	$	9,907	0	(19)
	05/2018	GBP	6,702		9,463	49	0
	05/2018	TRY	80,357		20,663	557	0
	05/2018	$	286	ILS	995	0	(1)
	05/2018	ZAR	5,273	$	439	0	(4)
	06/2018	INR	1,152,576		17,592	32	0
	06/2018	JPY	2,770,000		26,120	0	(16)
	06/2018	$	4,321	IDR	59,837,453	13	0
	07/2018		22,362	COP	64,084,934	480	0
	08/2018		1,104	ARS	22,798	0	(55)
DUB	04/2018	BRL	94,800	$	28,684	0	(31)
	04/2018	CAD	36,700		28,457	0	(29)
	04/2018	EUR	1,144,656		1,415,562	7,120	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	43

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2018	JPY	2,370,000	$	22,279	$0	$(20)
	04/2018	TRY	5,151		1,312	15	0
	04/2018	$	18,044	AUD	23,316	0	(136)
	04/2018		28,522	BRL	94,800	193	0
	04/2018		37,808	EUR	30,848	149	0
	04/2018		826	RUB	46,941	0	(8)
	05/2018	AUD	23,316	$	18,046	138	0
	05/2018	$	28,603	BRL	94,800	42	0
	05/2018		22,210	CZK	457,603	0	(7)
	06/2018	TWD	10,422	$	360	0	(1)
	06/2018	$	46,221	RUB	2,660,624	0	(147)
	07/2018	BRL	55,901	$	15,859	0	(941)
	12/2018	$	888	EUR	705	0	(3)
	01/2019		19,998		15,900	41	0
FBF	04/2018	BRL	14,032	$	4,311	61	0
	04/2018	$	4,222	BRL	14,032	29	0
	05/2018		14,488	ARS	303,151	189	0
	06/2018		69,500	RUB	3,980,327	0	(572)
GLM	04/2018	BRL	94,800	$	29,045	398	(68)
	04/2018	CAD	44,467		34,462	56	(112)
	04/2018	DKK	455,193		67,158	0	(7,974)
	04/2018	EUR	51,839		64,264	479	0
	04/2018	GBP	277,709		388,656	230	(1,200)
	04/2018	TRY	3,689		941	10	0
	04/2018	$	7,391	AUD	9,506	0	(89)
	04/2018		28,681	BRL	94,800	33	0
	04/2018		58,636	CAD	75,457	1	(66)
	04/2018		24,426	EUR	19,765	0	(107)
	04/2018		98,927	GBP	70,300	14	(310)
	04/2018		12,662	KRW	14,382,766	883	0
	05/2018	ARS	25,000	$	1,194	0	(21)
	05/2018	EUR	9,400		11,665	65	0
	05/2018	$	3,303	EUR	2,670	0	(11)
	05/2018		48,142	GBP	34,109	0	(228)
	05/2018		23,514	MXN	439,693	534	0
	05/2018		864	ZAR	10,199	0	(6)
	06/2018		86,701	CNH	550,819	809	0
HUS	04/2018	BRL	217,896	$	65,556	0	(444)
	04/2018	CAD	22,100		16,943	0	(216)
	04/2018	DKK	39,064		5,815	0	(632)
	04/2018	JPY	1,400,045		13,166	7	0
	04/2018	RUB	7,236		126	0	(1)
	04/2018	$	66,708	BRL	217,896	0	(708)
	04/2018		412,430	CAD	530,569	5	(597)
	04/2018		20,018	DKK	122,975	279	0
	04/2018		308	EUR	250	0	(1)
	04/2018		4,679	GBP	3,300	0	(49)
	04/2018		15,621	KRW	16,692,601	102	0
	04/2018		125	RUB	7,236	1	0
	05/2018	CAD	521,463	$	405,574	576	0
	05/2018	RUB	3,463,678		59,736	0	(331)
	05/2018	$	6,217	BRL	20,466	0	(33)
	06/2018	JPY	4,010,000	$	38,084	229	0
	06/2018	$	91,762	CNH	575,440	0	(341)
	06/2018		2,296	CNY	14,594	19	0
	06/2018		1,239	IDR	17,105,485	0	0
	06/2018		16,306	KRW	17,625,983	320	0
	08/2018		507	ARS	10,490	0	(24)
	12/2018	EUR	12,826	$	16,160	53	0

44	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2018

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2018	$	23,253	AUD	29,260	$0	$(745)
	02/2019		12,299		15,470	0	(391)
	03/2019	BRL	14,985	$	4,440	28	0
	03/2019	$	4,440	MXN	87,446	126	0
IND	04/2018	CAD	33	$	26	0	0
	04/2018	$	281,620	GBP	198,959	0	(2,480)
	05/2018	GBP	198,959	$	281,959	2,475	0
JPM	04/2018	AUD	81,885		63,132	240	0
	04/2018	CAD	107,194		83,122	186	(273)
	04/2018	CHF	13,204		14,180	368	0
	04/2018	GBP	8,100		11,269	0	(96)
	04/2018	JPY	836,900		7,850	0	(16)
	04/2018	KRW	48,111,855		44,159	0	(1,154)
	04/2018	NZD	82,488		60,484	870	0
	04/2018	$	4,281	AUD	5,536	0	(29)
	04/2018		18,677	CAD	24,159	76	0
	04/2018		13,973	CHF	13,204	0	(161)
	04/2018		62,835	DKK	379,775	347	(499)
	04/2018		228,288	EUR	185,839	588	(210)
	04/2018		9,742	GBP	6,947	4	0
	04/2018		5,383	JPY	572,700	0	(1)
	04/2018		33,567	KRW	36,693,372	993	0
	05/2018	CHF	13,204	$	14,006	162	0
	05/2018	JPY	25,900		243	0	(1)
	05/2018	$	28,817	CAD	37,170	51	0
	05/2018		420	ZAR	5,014	2	0
	06/2018	JPY	3,410,000	$	32,188	14	0
	01/2019	$	5,452	EUR	4,335	11	0
MSB	04/2018	BRL	171,900	$	54,146	2,078	0
	04/2018	EUR	7,500		9,284	38	0
	04/2018	JPY	73,091,900		686,680	0	(294)
	04/2018	KRW	35,888,771		32,760	0	(1,039)
	04/2018	$	51,718	BRL	171,900	350	0
	04/2018		2,082	JPY	219,600	0	(18)
	04/2018		452	RUB	26,013	1	0
	05/2018	JPY	28,680,000	$	270,565	277	(35)
	06/2018		42,750,000		405,192	1,625	0
	07/2018	PLN	123,654		36,387	196	0
	08/2018	$	293	ARS	6,078	0	(13)
RBC	04/2018	CAD	529,994	$	417,887	6,497	0
	04/2018	$	4,320	AUD	5,568	0	(44)
RYL	05/2018	SEK	1,694,158	$	205,602	1,900	0
SCX	04/2018	DKK	1,097,728		176,267	0	(4,918)
	05/2018	$	13,784	TRY	53,431	0	(438)
	06/2018	CNH	6,577	$	1,034	0	(11)
	06/2018	THB	17,085		539	0	(9)
	06/2018	$	14,128	IDR	195,895,914	59	0
	06/2018		14,734	INR	970,270	48	0
	06/2018		184	SGD	242	1	0
	12/2018	EUR	420	$	529	2	0
SOG	04/2018	PLN	123,654		36,903	780	0
	05/2018	CZK	2,958		144	0	0
	05/2018	$	18,166	MXN	335,517	184	0
	05/2018		15,254	RUB	861,143	0	(320)
	05/2018		50,120	TRY	196,054	0	(1,149)
	06/2018		451	THB	14,007	0	(1)
	08/2018		330	ARS	6,837	0	(14)
	12/2018		15,426	EUR	12,241	0	(54)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	45

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
SSB	04/2018	$	1,060,880	EUR	853,140	$0	$(11,134)
	05/2018	EUR	853,140	$	1,063,102	11,188	0
TOR	04/2018	CAD	4,600		3,565	0	(5)
	04/2018	$	46,948	EUR	37,861	0	(362)
	05/2018	EUR	37,861	$	47,045	362	0
UAG	04/2018	CAD	49,091		37,686	0	(419)
	04/2018	EUR	5,110		5,991	0	(308)
	04/2018	$	683,227	JPY	71,755,900	0	(8,818)
	04/2018		60,144	NZD	82,488	0	(530)
	05/2018	JPY	71,755,900	$	684,475	9,017	0
	05/2018	NZD	82,488		60,135	525	0
	06/2018	JPY	22,290,000		211,309	907	(59)
	06/2018	$	41,474	CNH	265,155	652	0
	06/2018		2,401	INR	157,964	5	0

Total Forward Foreign Currency Contracts						$65,372	$(84,063)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	120.000	04/17/2020	$	54,267	$999	$250
CBK	Put - OTC GBP versus USD	$	1.315	05/04/2018	GBP	39,500	297	9
DUB	Put - OTC EUR versus USD		1.185	12/12/2018	EUR	2,000	16	15
	Put - OTC EUR versus USD		1.201	01/22/2019		31,800	437	356
	Put - OTC EUR versus USD		1.219	02/05/2019		73,272	1,050	1,167
GLM	Call - OTC USD versus JPY	JPY	120.000	04/20/2020	$	36,761	683	171
HUS	Put - OTC AUD versus USD	$	0.735	02/05/2019	AUD	93,200	919	1,209
	Put - OTC EUR versus USD		1.219	02/05/2019	EUR	10,435	150	166
	Call - OTC USD versus BRL	BRL	3.375	03/12/2019	$	19,800	1,064	1,071
	Put - OTC USD versus BRL		3.375	03/12/2019		19,800	1,064	947
JPM	Put - OTC EUR versus USD	$	1.201	01/22/2019	EUR	10,200	141	114
SOG	Put - OTC EUR versus USD		1.185	12/12/2018		76,100	596	567

							$7,416	$6,042

Total Purchased Options							$7,416	$6,042

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850%	05/16/2018	$	9,100	$(8)	$(7)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		17,200	(19)	(20)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		25,300	(38)	(29)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		9,900	(17)	(14)
	Call - OTC iTraxx Europe 28 5-Year Index	Buy	0.475	04/18/2018	EUR	283,700	(236)	(112)
	Put - OTC iTraxx Europe 28 5-Year Index	Sell	0.700	04/18/2018		283,700	(324)	(47)
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	$	13,000	(15)	(15)
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		11,800	(20)	(17)
FBF	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018		24,400	(34)	(13)
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	06/20/2018		14,500	(23)	(20)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		22,800	(29)	(26)

							$(763)	$(320)

46	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC GBP versus USD	$	1.295	05/04/2018	GBP	66,197	$(673)	$(6)
CLY	Call - OTC AUD versus USD		0.796	08/16/2018	AUD	10,058	(195)	(62)
	Put - OTC AUD versus USD		0.796	08/16/2018		10,058	(214)	(337)
DUB	Call - OTC EUR versus USD		1.332	01/22/2019	EUR	31,800	(442)	(359)
	Call - OTC EUR versus USD		1.357	02/05/2019		73,272	(1,064)	(632)
	Put - OTC USD versus CAD	CAD	1.229	04/06/2018	$	45,600	(212)	0
	Call - OTC USD versus TRY	TRY	3.990	04/20/2018		5,147	(39)	(46)
FBF	Call - OTC AUD versus USD	$	0.796	08/16/2018	AUD	3,729	(71)	(23)
	Put - OTC AUD versus USD		0.796	08/16/2018		3,729	(81)	(125)
GLM	Put - OTC AUD versus CAD	CAD	0.961	06/29/2018		42,400	(234)	(137)
	Call - OTC AUD versus CAD		1.024	06/29/2018		42,400	(249)	(93)
	Put - OTC CAD versus JPY	JPY	76.700	06/19/2018	CAD	40,500	(532)	(109)
	Call - OTC USD versus BRL	BRL	3.892	07/02/2018	$	29,100	(2,800)	(34)
	Put - OTC USD versus BRL		3.892	07/02/2018		29,100	(2,800)	(4,955)
	Put - OTC USD versus KRW	KRW	1,075.000	04/20/2018		5,502	(103)	(89)
	Call - OTC USD versus TRY	TRY	4.000	04/13/2018		4,483	(25)	(24)
HUS	Call - OTC AUD versus USD	$	0.825	12/04/2018	AUD	93,200	(1,213)	(475)
	Call - OTC EUR versus USD		1.357	02/05/2019	EUR	10,435	(152)	(90)
	Call - OTC USD versus MXN	MXN	19.695	03/12/2019	$	19,800	(1,064)	(823)
	Put - OTC USD versus MXN		19.695	03/12/2019		19,800	(1,064)	(1,372)
JPM	Put - OTC AUD versus CAD	CAD	0.961	06/29/2018	AUD	49,886	(257)	(162)
	Call - OTC AUD versus CAD		1.024	06/29/2018		49,886	(219)	(109)
	Call - OTC EUR versus USD	$	1.332	01/22/2019	EUR	10,200	(142)	(115)
	Put - OTC USD versus KRW	KRW	1,075.000	04/25/2018	$	208	(4)	(4)
MSB	Call - OTC AUD versus USD	$	0.796	08/16/2018	AUD	8,387	(162)	(52)
	Put - OTC AUD versus USD		0.796	08/16/2018		8,387	(179)	(281)

							$(14,190)	$(10,514)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	$6,400	$(83)	$0

Total Written Options						$(15,036)	$(10,834)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION(1)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Agrium, Inc.	(1.250)%	Quarterly	03/20/2019	0.096%		$4,000	$0	$(47)	$0	$ (47)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.174		4,500	(156)	4	0	(152)
BPS	Credit Suisse Group Finance	(1.000)	Quarterly	06/20/2022	0.729	EUR	12,500	214	(395)	0	(181)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.174		$16,740	(598)	34	0	(564)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	47

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BRC	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.174%	$26,260	$(909)	$25	$0	$(884)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.174	25,300	(898)	46	0	(852)
GST	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.174	31,100	(1,092)	45	0	(1,047)

							$(3,439)	$(288)	$0	$(3,727)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Shire Acquisitions Investments Ireland DAC	1.000%	Quarterly	12/20/2021	1.116%	EUR	3,100	$(115)	$100	$0	$(15)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BPS	iTraxx Europe Subordinated 27 5-Year Index	(1.000)%	Quarterly	06/20/2022	EUR	42,900	$2,244	$(2,445)	$0	$(201)

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BPS	Floating rate equal to 3-Month AUD-LIBOR plus 0.362% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	09/26/2027	AUD	44,800	$	35,513	$161	$(1,304)	$0	$(1,143)
	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/05/2027		26,900		21,189	(67)	(481)	0	(548)
DUB	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	14,300		17,446	(12)	2,475	2,463	0

48	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/06/2027	AUD	9,586	$	7,497	$31	$(172)	$0	(141)
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	18,100		22,086	531	2,584	3,115	0

									$644	$3,102	$5,578	$(1,832)

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	3-Month KRW-KORIBOR	2.000%	Quarterly	07/10/2027	KRW	57,056,100	$0	$1,408	$1,408	$0
CBK	Receive	3-Month KRW-KORIBOR	2.013	Quarterly	07/10/2027		33,001,500	0	779	779	0
	Receive	3-Month KRW-KORIBOR	1.995	Quarterly	07/10/2027		21,125,200	0	530	530	0

								$0	$2,717	$2,717	$0

VOLATILITY SWAPS

Counterparty	Pay/ Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.800%	Maturity	06/24/2019	$59	$0	$73	$73	$0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.750	Maturity	06/26/2019	86	0	100	100	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	Maturity	06/24/2019	59	0	(72)	0	(72)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	Maturity	06/26/2019	86	0	(103)	0	(103)

							$0	$(2)	$173	$(175)

Total Swap Agreements							$(666)	$3,184	$8,468	$(5,950)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	49

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$0	$0	$0	$0	$(48)	$0	$0	$(48)	$(48)	$0	$(48)
BOA	5,557	250	0	5,807	(15,512)	(27)	(199)	(15,738)	(9,931)	11,361	1,430
BPS	387	0	1,408	1,795	(12,526)	(29)	(2,637)	(15,192)	(13,397)	12,931	(466)
BRC	1,354	0	0	1,354	(1)	(173)	(884)	(1,058)	296	1,064	1,360
CBK	1,761	9	1,309	3,079	(4,464)	(21)	(867)	(5,352)	(2,273)	2,104	(169)
CLY	0	0	0	0	0	(399)	0	(399)	(399)	0	(399)
DUB	7,698	1,538	2,636	11,872	(1,323)	(1,054)	(175)	(2,552)	9,320	(590)	8,730
FBF	279	0	0	279	(572)	(161)	0	(733)	(454)	955	501
GLM	3,512	171	0	3,683	(10,192)	(5,441)	0	(15,633)	(11,950)	13,507	1,557
GST	0	0	0	0	0	(20)	(1,047)	(1,067)	(1,067)	1,117	50
HUS	1,745	3,393	0	5,138	(4,513)	(2,760)	0	(7,273)	(2,135)	2,124	(11)
IND	2,475	0	0	2,475	(2,480)	0	0	(2,480)	(5)	405	400
JPM	3,912	114	0	4,026	(2,440)	(416)	0	(2,856)	1,170	(1,985)	(815)
MSB	4,565	0	0	4,565	(1,399)	(333)	0	(1,732)	2,833	529	3,362
MYC	0	0	0	0	0	0	(141)	(141)	(141)	(451)	(592)
RBC	6,497	0	0	6,497	(44)	0	0	(44)	6,453	(7,720)	(1,267)
RYL	1,900	0	3,115	5,015	0	0	0	0	5,015	(3,410)	1,605
SCX	110	0	0	110	(5,376)	0	0	(5,376)	(5,266)	6,825	1,559
SOG	964	567	0	1,531	(1,538)	0	0	(1,538)	(7)	1,244	1,237
SSB	11,188	0	0	11,188	(11,134)	0	0	(11,134)	54	(280)	(226)
TOR	362	0	0	362	(367)	0	0	(367)	(5)	0	(5)
UAG	11,106	0	0	11,106	(10,134)	0	0	(10,134)	972	(1,820)	(848)

Total Over the Counter	$65,372	$6,042	$8,468	$79,882	$(84,063)	$ (10,834)	$(5,950)	$(100,847)

(n)	Securities with an aggregate market value of $54,165 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

50	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2018

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$5,790	$5,790
Swap Agreements	0	50	0	0	4,658	4,708

	$0	$50	$0	$0	$10,448	$10,498

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$65,372	$0	$65,372
Purchased Options	0	0	0	6,042	0	6,042
Swap Agreements	0	0	0	5,751	2,717	8,468

	$0	$0	$0	$77,165	$2,717	$79,882

	$0	$50	$0	$77,165	$13,165	$90,380

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$5,112	$5,112
Swap Agreements	0	1,893	0	0	8,030	9,923

	$0	$1,893	$0	$0	$13,142	$15,035

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$84,063	$0	$84,063
Written Options	0	320	0	10,514	0	10,834
Swap Agreements	0	3,943	0	2,007	0	5,950

	$0	$4,263	$0	$96,584	$0	$100,847

	$0	$6,156	$0	$96,584	$13,142	$115,882

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	51

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$850	$850
Written Options	0	0	0	0	888	888
Futures	0	0	0	0	(14,428)	(14,428)
Swap Agreements	0	(29,352)	0	0	106,675	77,323

	$0	$(29,352)	$0	$0	$93,985	$64,633

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(318,236)	$0	$(318,236)
Purchased Options	0	0	0	(2,306)	(5,661)	(7,967)
Written Options	0	0	0	5,306	3,576	8,882
Swap Agreements	0	(908)	0	177,362	757	177,211

	$0	$(908)	$0	$(137,874)	$(1,328)	$(140,110)

	$0	$(30,260)	$0	$(137,874)	$92,657	$(75,477)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$30	$30
Futures	0	0	0	0	8,159	8,159
Swap Agreements	0	(8,387)	0	0	(40,136)	(48,523)

	$0	$(8,387)	$0	$0	$(31,947)	$(40,334)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(15,510)	$0	$(15,510)
Purchased Options	0	0	0	(896)	3,103	2,207
Written Options	0	443	0	2,013	(1,195)	1,261
Swap Agreements	0	(2,962)	0	(24,957)	1,023	(26,896)

	$0	$(2,519)	$0	$(39,350)	$2,931	$(38,938)

	$0	$(10,906)	$0	$(39,350)	$(29,016)	$(79,272)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$26,723	$0	$26,723
Australia
Non-Agency Mortgage-Backed Securities	0	3,493	0	3,493
Sovereign Issues	0	7,709	0	7,709
Brazil
Corporate Bonds & Notes	0	51,034	0	51,034
Loan Participations and Assignments	0	0	6,008	6,008
Canada
Corporate Bonds & Notes	0	108,835	0	108,835
Non-Agency Mortgage-Backed Securities	0	26,055	0	26,055
Sovereign Issues	0	332,293	0	332,293

52	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2018

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Cayman Islands
Asset-Backed Securities	$0	$299,469	$0	$299,469
Corporate Bonds & Notes	0	8,653	0	8,653
China
Sovereign Issues	0	2,176	0	2,176
Denmark
Corporate Bonds & Notes	0	574,615	0	574,615
France
Corporate Bonds & Notes	0	147,471	0	147,471
Sovereign Issues	0	242,132	0	242,132
Germany
Corporate Bonds & Notes	0	92,182	0	92,182
Loan Participations and Assignments	0	1,848	0	1,848
Guernsey, Channel Islands
Corporate Bonds & Notes	0	16,845	0	16,845
Hong Kong
Corporate Bonds & Notes	0	6,023	0	6,023
Ireland
Asset-Backed Securities	0	13,979	0	13,979
Corporate Bonds & Notes	0	9,230	0	9,230
Sovereign Issues	0	36,587	0	36,587
Israel
Sovereign Issues	0	13,878	0	13,878
Italy
Corporate Bonds & Notes	0	67,670	0	67,670
Non-Agency Mortgage-Backed Securities	0	9,293	0	9,293
Sovereign Issues	0	418,139	0	418,139
Japan
Corporate Bonds & Notes	0	104,934	0	104,934
Sovereign Issues	0	818,870	0	818,870
Kuwait
Sovereign Issues	0	70,128	0	70,128
Luxembourg
Corporate Bonds & Notes	0	27,757	0	27,757
Netherlands
Asset-Backed Securities	0	16,782	0	16,782
Corporate Bonds & Notes	0	82,237	0	82,237
Loan Participations and Assignments	0	0	2,586	2,586
Non-Agency Mortgage-Backed Securities	0	1,421	0	1,421
New Zealand
Sovereign Issues	0	31,229	0	31,229
Norway
Corporate Bonds & Notes	0	20,192	0	20,192
Sovereign Issues	0	7,568	0	7,568
Peru
Sovereign Issues	0	2,515	0	2,515
Poland
Sovereign Issues	0	37,030	0	37,030
Portugal
Corporate Bonds & Notes	0	7,768	0	7,768
Qatar
Corporate Bonds & Notes	0	8,883	0	8,883
Saudi Arabia
Sovereign Issues	0	98,931	0	98,931
Singapore
Corporate Bonds & Notes	0	5,630	0	5,630
Slovenia
Sovereign Issues	0	55,066	0	55,066

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	53

Schedule of Investments PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)

March 31, 2018

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Spain
Corporate Bonds & Notes	$0	$12,835	$0	$12,835
Non-Agency Mortgage-Backed Securities	0	3,312	0	3,312
Sovereign Issues	0	170,783	0	170,783
Supranational
Corporate Bonds & Notes	0	37,085	0	37,085
Sweden
Corporate Bonds & Notes	0	478,578	0	478,578
Switzerland
Corporate Bonds & Notes	0	143,900	0	143,900
Sovereign Issues	0	11,599	0	11,599
Turkey
Sovereign Issues	0	2,900	0	2,900
United Arab Emirates
Corporate Bonds & Notes	0	9,832	0	9,832
Sovereign Issues	0	19,062	0	19,062
United Kingdom
Corporate Bonds & Notes	0	322,903	0	322,903
Non-Agency Mortgage-Backed Securities	0	270,984	0	270,984
Sovereign Issues	0	297,204	0	297,204
United States
Asset-Backed Securities	0	438,808	0	438,808
Corporate Bonds & Notes	0	505,830	0	505,830
Loan Participations and Assignments	0	23,820	0	23,820
Municipal Bonds & Notes	0	21,920	0	21,920
Non-Agency Mortgage-Backed Securities	0	270,896	0	270,896
U.S. Government Agencies	0	1,125,424	0	1,125,424
U.S. Treasury Obligations	0	477,415	0	477,415
Short-Term Instruments
Commercial Paper	0	149,747	0	149,747
Repurchase Agreements	0	4,420	0	4,420
Short-Term Notes	0	1,266	0	1,266
Argentina Treasury Bills	0	45,006	0	45,006
Italy Treasury Bills	0	38,160	0	38,160
Japan Treasury Bills	0	1,114,985	0	1,114,985
U.K. Treasury Bills	0	15,012	0	15,012
U.S. Treasury Bills	0	52,702	0	52,702
	$0	$9,979,661	$8,594	$9,988,255

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$545,325	$0	$0	$545,325

Total Investments	$545,325	$9,979,661	$8,594	$10,533,580

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,658)	$0	$(3,658)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5,790	4,708	0	10,498
Over the counter	0	79,882	0	79,882
	$5,790	$84,590	$0	$90,380

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5,112)	(9,923)	0	(15,035)
Over the counter	0	(100,847)	0	(100,847)
	$(5,112)	$(110,770)	$0	$(115,882)

Total Financial Derivative Instruments	$678	$(26,180)	$0	$(25,502)

Totals	$546,003	$9,949,823	$8,594	$10,504,420

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

54	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

Notes to Financial Statements

March 31, 2018

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class A, Class C and Class R shares of the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

On March 23, 2018, PIMCO processed an automatic conversion of all Class D shares of the Fund into Class A shares of the Fund. Shareholders of Class D received Class A shares of equal value to their outstanding shares of Class D as of March 23, 2018. The conversion was tax-free and shareholders did not have to pay any sales charge, fee or other charge in connection with the conversion.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

ANNUAL REPORT	MARCH 31, 2018	55

Notes to Financial Statements (Cont.)

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

56	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

March 31, 2018

If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05, which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The

ANNUAL REPORT	MARCH 31, 2018	57

Notes to Financial Statements (Cont.)

compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by

58	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

March 31, 2018

market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.)

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Notes to Financial Statements (Cont.)

investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

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∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use

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Notes to Financial Statements (Cont.)

broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

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Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The tables below show the Fund’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2018 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$0	$389,500	$0	$0	$(657)	$388,843	$3,067	$103

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$264	$2,912,058	$(2,755,801)	$(60)	$21	$156,482	$1,658	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

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Notes to Financial Statements (Cont.)

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loan Participations, Assignments and Originations  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of March 31, 2018, the Fund had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are

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created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and

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Notes to Financial Statements (Cont.)

principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund at March 31, 2018 are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively.

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Separate Trading of Registered Interest and Principal of Securities  (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are

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Notes to Financial Statements (Cont.)

recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of

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operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from

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Notes to Financial Statements (Cont.)

writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing interest rate-capped options is to protect the Fund from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to

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market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or

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Notes to Financial Statements (Cont.)

negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the

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form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes

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Notes to Financial Statements (Cont.)

to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Volatility Swap Agreements  are also known as forward volatility agreements and volatility swaps and are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. For example, the Fund may enter into a volatility swap in order to take the position that the referenced instrument’s volatility will increase over a particular period of time. If the referenced instrument’s volatility does increase over the specified time, the Fund will receive payment from its counterparty based upon the amount by which the referenced instrument’s realized volatility level exceeds a volatility level agreed upon by the parties. If the referenced instrument’s volatility does not increase over the specified time, the

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Fund will make a payment to the counterparty based upon the amount by which the referenced instrument’s realized volatility level falls below the volatility level agreed upon by the parties. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the referenced instrument and the strike multiplied by the notional amount. As a receiver of the realized price volatility, the Fund would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Fund would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as “variance”). This type of volatility swap is frequently referred to as a variance swap.

7. PRINCIPAL RISKS

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

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Notes to Financial Statements (Cont.)

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

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Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Issuer Non-Diversification Risk  is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely

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Notes to Financial Statements (Cont.)

transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination.

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Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class P	Administrative Class	Class A	Class C	Class R
0.25%	0.25%	0.35%	0.25%	0.40%	0.40%	0.40%

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”).

ANNUAL REPORT	MARCH 31, 2018	79

Notes to Financial Statements (Cont.)

Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended March 31, 2018, the Distributor retained $8,573,595 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000 and each other committee chair receives an additional annual retainer of $4,500. Each Trustee, other than the Trustees affiliated with PIMCO, or its affiliates, receives $775 for each Valuation Oversight Committee meeting attended. In addition, the Valuation Oversight Committee co-leads together

80	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

March 31, 2018

receive an additional retainer of $11,500, which amount is divided evenly among the co-leads so that each individually receives an additional annual retainer of $5,750. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. At March 31, 2018, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2018, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Purchases	Sales
$144,298	$68,303

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure

ANNUAL REPORT	MARCH 31, 2018	81

Notes to Financial Statements (Cont.)

under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2018, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$10,948,470	$10,289,274	$2,959,345	$2,159,030

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 03/31/2018				Year Ended 03/31/2017
	Shares		Amount		Shares	Amount

Receipts for shares sold
Institutional Class	155,754		$1,658,162		177,464	$1,849,430
Class P	84,220		895,841		104,475	1,086,182
Administrative Class	3,714		39,520		3,763	39,151
Class D	32,830		349,059		53,759	558,995
Class A	111,673	(a)	1,199,504	(a)	27,490	286,489
Class C	1,007		10,709		3,794	39,450
Class R	1,754		18,680		1,653	17,197

Issued as reinvestment of distributions
Institutional Class	6,668		71,045		5,607	58,425
Class P	1,132		12,060		948	9,875
Administrative Class	127		1,349		91	943
Class D	1,074		11,426		1,143	11,897
Class A	448		4,779		412	4,288
Class C	25		262		20	209
Class R	40		426		29	297

82	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

March 31, 2018

	Year Ended 03/31/2018				Year Ended 03/31/2017
	Shares		Amount		Shares	Amount

Cost of shares redeemed
Institutional Class	(127,575)		$(1,356,888)		(201,731)	$(2,097,090)
Class P	(56,857)		(605,196)		(58,570)	(605,580)
Administrative Class	(2,105)		(22,369)		(2,140)	(22,298)
Class D	(146,046	)(a)	(1,564,744	)(a)	(51,594)	(537,205)
Class A	(22,712)		(241,738)		(33,374)	(348,443)
Class C	(3,870)		(40,991)		(2,962)	(30,811)
Class R	(997)		(10,602)		(1,351)	(14,062)
Net increase (decrease) resulting from Fund share transactions	40,304		$430,294		28,926	$307,339

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	On March 23, 2018, 95,508 Class D shares in the amount of $1,027,591 converted into Class A shares of the Fund.

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2018, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

ANNUAL REPORT	MARCH 31, 2018	83

Notes to Financial Statements (Cont.)

As of March 31, 2018, the components of distributable taxable earnings are as follows (amounts in thousands†):

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral — Capital(5)	Qualified Late-Year Loss Deferral — Ordinary(6)
$231,306	$10,146	$13,087	$(2,169)	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, sale/buyback transactions, convertible preferred securities, straddle loss deferrals, Passive Foreign Investment Companies (PFICs), and Lehman Securities.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for distributions payable at fiscal year-end.
(4)	Capital losses available to offset future net capital gains expire in varying amounts as shown below.
(5)	Capital losses realized during the period November 1, 2017 through March 31, 2018 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2017 through March 31, 2018 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law. As of March 31, 2018, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Short-Term	Long-Term
$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of March 31, 2018, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)
$10,550,833	$297,894	$(274,159)	$23,735

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) on investments are attributable to open wash sale loss deferrals, sale/buyback transactions, convertible preferred securities, unrealized gain or loss on certain futures, and forward contracts, realized and unrealized gain (loss) swap contracts, straddle loss deferrals, Passive Foreign Investment Companies (PFICs), and Lehman securities.

84	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

March 31, 2018

For the fiscal years ended March 31, 2018 and March 31, 2017, respectively, the Fund made the following tax basis distributions (amounts in thousands†):

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

March 31, 2018			March 31, 2017
Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)
$124,714	$0	$0	$99,664	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

16. SUBSEQUENT EVENTS

On February 13, 2018, the Board approved a proposal to change the name of Class P for all Funds of the Trust that offer such class to I-2. The name change occurred on April 27, 2018.

On May 15, 2018, the Board approved a proposal to change the name of the PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) to PIMCO International Bond Fund (U.S. Dollar-Hedged). The name change is expected to be effective on July 30, 2018.

There were no other subsequent events identified that require recognition or disclosure.

ANNUAL REPORT	MARCH 31, 2018	85

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) (one of the funds constituting PIMCO Funds, referred to hereafter as the “Fund”) as of March 31, 2018, the related statement of operations for the year ended March 31, 2018, the statement of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2018 and the financial highlights for each of the five years in the period ended March 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 24, 2018

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

86	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	IND	Crédit Agricole Corporate and Investment Bank S.A.
BOA	Bank of America N.A.	JML	JP Morgan Securities Plc
BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.
BRC	Barclays Bank PLC	MSB	Morgan Stanley Bank, N.A
CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services, Inc.
CLY	Crédit Agricole Corporate and Investment Bank	RBC	Royal Bank of Canada
DUB	Deutsche Bank AG	RYL	Royal Bank of Scotland Group PLC
FBF	Credit Suisse International	SCX	Standard Chartered Bank
FICC	Fixed Income Clearing Corporation	SOG	Societe Generale
GLM	Goldman Sachs Bank USA	SSB	State Street Bank and Trust Co.
GST	Goldman Sachs International	TOR	Toronto Dominion Bank
HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford

Currency Abbreviations:
ARS	Argentine Peso	JPY	Japanese Yen
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
CNH	Chinese Renminbi (Offshore)	PEN	Peruvian New Sol
CNY	Chinese Renminbi (Mainland)	PLN	Polish Zloty
COP	Colombian Peso	RUB	Russian Ruble
CZK	Czech Koruna	SEK	Swedish Krona
DKK	Danish Krone	SGD	Singapore Dollar
EUR	Euro	THB	Thai Baht
GBP	British Pound	TRY	Turkish New Lira
IDR	Indonesian Rupiah	TWD	Taiwanese Dollar
ILS	Israeli Shekel	USD (or $)	United States Dollar
INR	Indian Rupee	ZAR	South African Rand

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	EUR006M	6 Month EUR Swap Rate
BADLARPP	Argentina Badlar Floating Rate Notes	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate
BBSW1M	1 Month Bank Bill Swap Rate	LIBOR01M	1 Month USD-LIBOR
BP0003M	3 Month GBP-LIBOR	LIBOR03M	3 Month USD-LIBOR
CDX.HY	Credit Derivatives Index - High Yield	LIBOR12M	12 Month USD-LIBOR
CDX.IG	Credit Derivatives Index - Investment Grade	US0001M	1 Month USD Swap Rate
COF 11	Cost of Funds - 11th District of San Francisco	US0003M	3 Month USD Swap Rate
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	US0012M	12 Month USD Swap Rate
EUR003M	3 Month EUR Swap Rate

ANNUAL REPORT	MARCH 31, 2018	87

Glossary: (abbreviations that may be used in the preceding statements) (Cont.)

(Unaudited)

Other Abbreviations:
ABS	Asset-Backed Security	KORIBOR	Korea Interbank Offered Rate
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate
ATM	At-the-money	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.
BABs	Build America Bonds	NCUA	National Credit Union Administration
BBR	Bank Bill Rate	OAT	Obligations Assimilables du Trésor
BBSW	Bank Bill Swap Reference Rate	OIS	Overnight Index Swap
BTP	Buoni del Tesoro Poliennali	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	TBD	To-Be-Determined
DAC	Designated Activity Company	TBD%	Interest rate to be determined when loan settles
EURIBOR	Euro Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
JIBAR	Johannesburg Interbank Agreed Rate

88	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code ("Code") and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Fund's fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund's dividend distribution that qualifies under tax law. The percentage of the following Fund's Fiscal 2018 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below:

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2018 was designated as 'qualified dividend income' as defined in the Act subject to reduced tax rates in 2018:

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s†)	Qualified Short-Term Capital Gain (000s†)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	0%	0%	$112,605	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2019, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2018.

ANNUAL REPORT	MARCH 31, 2018	89

Management of the Trust

The charts below identify the Trustees and executive officers of the Trust. Unless otherwise indicated, the address of all persons below is 650 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call PIMCO at (888) 87-PIMCO or visit the Funds’ website at www.pimco.com.

Name, Year of Birth and Position Held with Trust*	Term of Office and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Public Company and Investment Company Directorships Held by Trustee During the Past 5 Years
Interested Trustees[1]
Brent R. Harris (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO. Formerly, member of Executive Committee, PIMCO.	162	Chairman and Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors, Investment Company Institute.
Peter G. Strelow (1970) Trustee	05/2017 to present	Managing Director and Co-Chief Operating Officer, PIMCO. Formerly, Chief Administrative Officer, PIMCO.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
Independent Trustees
George E. Borst (1948) Trustee	04/2015 to present	Executive Advisor, McKinsey & Company (since 10/14); Formerly, Executive Advisor, Toyota Financial Services (10/13-12/14); and CEO, Toyota Financial Services (1/01-9/13).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, MarineMax Inc.
Jennifer Holden Dunbar (1963) Trustee	04/2015 to present	Managing Director, Dunbar Partners, LLC (business consulting and investments). Formerly, Partner, Leonard Green & Partners, L.P.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT; Director, PS Business Parks; Director, Big 5 Sporting Goods Corporation.
Kym M. Hubbard (1957) Trustee	02/2017 to present	Formerly, Global Head of Investments, Chief Investment Officer and Treasurer, Ernst & Young.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, State Auto Financial Corporation.
Gary F. Kennedy (1955) Trustee	04/2015 to present	Formerly, Senior Vice President, General Counsel and Chief Compliance Officer, American Airlines and AMR Corporation (now American Airlines Group) (1/03-1/14).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
Peter B. McCarthy (1950) Trustee	04/2015 to present	Formerly, Assistant Secretary and Chief Financial Officer, United States Department of Treasury; Deputy Managing Director, Institute of International Finance.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Ronald C. Parker (1951) Lead Independent Trustee	07/2009 to present Lead Independent Trustee - 02/2017 to present	Director of Roseburg Forest Products Company. Formerly, Chairman of the Board, The Ford Family Foundation; and President, Chief Executive Officer, Hampton Affiliates (forestry products).	162	Lead Independent Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Trustee, PIMCO Equity Series and PIMCO Equity Series VIT.

*	Unless otherwise noted, the information for the individuals listed is as of March 31, 2018.
[1]	Mr. Harris and Mr. Strelow are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.
†	Trustees serve until their successors are duly elected and qualified.

90	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

Executive Officers

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
Peter G. Strelow (1970) President	01/2015 to present Senior Vice President 11/2013 to 01/2015 Vice President 05/2008 to 11/2013	Managing Director and Co-Chief Operating Officer, PIMCO. President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Chief Administrative Officer, PIMCO.
David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Chief Legal Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management of America L.P.
Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Managing Director and Chief Compliance Officer, PIMCO. Chief Compliance Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Brent R. Harris (1959) Senior Vice President	01/2015 to present President 03/2009 to 01/2015	Managing Director, PIMCO. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, member of Executive Committee, PIMCO.
Joshua D. Ratner (1976)** Vice President - Senior Counsel, Secretary	11/2013 to present Assistant Secretary 10/2007 to 01/2011	Executive Vice President and Deputy General Counsel, PIMCO. Chief Legal Officer, PIMCO Investments LLC. Vice President - Senior Counsel, Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Vice President, Secretary and Chief Legal Officer, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Ryan G. Leshaw (1980) Assistant Secretary	05/2012 to present	Senior Vice President and Senior Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Associate, Willkie Farr & Gallagher LLP.
Wu-Kwan Kit (1981) Assistant Secretary	08/2017 to present	Vice President and Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Assistant General Counsel, VanEck Associates Corp.
Stacie D. Anctil (1969) Vice President	05/2015 to present Assistant Treasurer 11/2003 to 05/2015	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
William G. Galipeau (1974) Vice President	11/2013 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Eric D. Johnson (1970)** Vice President	05/2011 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Bijal Y. Parikh (1978) Vice President	02/2017 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Greggory S. Wolf (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Trent W. Walker (1974) Treasurer	11/2013 to present Assistant Treasurer 05/2007 to 11/2013	Executive Vice President, PIMCO. Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

ANNUAL REPORT	MARCH 31, 2018	91

Management of the Trust (Cont.)

(Unaudited)

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Executive Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Colleen D. Miller (1980)** Assistant Treasurer	02/2017 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Vice President Cohen & Steers Capital Management.
Christopher M. Morin (1980) Assistant Treasurer	08/2016 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Jason J. Nagler (1982)** Assistant Treasurer	05/2015 to present	Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Head of Mutual Fund Reporting, GMO and Assistant Treasurer, GMO Trust and GMO Series Trust Funds.

*

The term “PIMCO-Sponsored Closed-End Funds” as used herein includes: PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund Inc., PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO Dynamic Credit and Mortgage Income Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II and PIMCO Strategic Income Fund, Inc.; the term “PIMCO-Sponsored Interval Funds” as used herein includes: PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund.

**	The address of these officers is Pacific Investment Management Company LLC, 1633 Broadway, New York, New York 10019.

92	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

Privacy Policy1

(Unaudited)

The Funds2,3 consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ non-public personal information. The Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers or sub-advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial advisor or consultant, and/or from information captured on applicable websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any non-public personal information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds or their affiliates may also retain non-affiliated companies to market Fund shares or products which use Fund shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm and/or financial advisor or consultant.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal or account information to non-affiliated third parties in limited circumstances where the Funds believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect their rights or property, or upon reasonable request by any fund advised by PIMCO in which a shareholder has invested. In addition, the Funds may disclose information about a shareholder or a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, distributors or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds may share may include, for example, a shareholder’s participation in the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transactions with a shareholder, information captured on applicable websites, or other data about a shareholder’s accounts, subject

ANNUAL REPORT	MARCH 31, 2018	93

Privacy Policy1 (Cont.)

(Unaudited)

to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

Information Collected from Websites

Websites maintained by the Funds or their service providers may use a variety of technologies to collect information that help the Funds and their service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. In addition, the Funds or their Service Affiliates may use third parties to place advertisements for the Funds on other websites, including banner advertisements. Such third parties may collect anonymous information through the use of cookies or action tags (such as web beacons). The information these third parties collect is generally limited to technical and web navigation information, such as your IP address, web pages visited and browser type, and does not include personally identifiable information such as name, address, phone number or email address. If you are a registered user of the Funds’ website, the Funds or their service providers or third party firms engaged by the Funds or their service providers may collect or share information submitted by you, which may include personally identifiable information. This information can be useful to the Funds when assessing and offering services and website features. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. The Funds do not look for web browser “do not track” requests.

Changes to the Privacy Policy

From time to time, the Funds may update or revise this privacy policy. If there are changes to the terms of this privacy policy, documents containing the revised policy on the relevant website will be updated.

1 Amended as of February 14, 2017.

2 PIMCO Investments LLC (“PI”) serves as the Funds’ distributor. This Privacy Policy applies to the activities of PI to the extent that PI regularly effects or engages in transactions with or for a Fund shareholder who is the record owner of such shares. For purposes of this Privacy Policy, references to “the Funds” shall include PI when acting in this capacity.

3 When distributing this Policy, a Fund may combine the distribution with any similar distribution of its investment adviser’s privacy policy. The distributed, combined policy may be written in the first person (i.e., by using “we” instead of “the Funds”).

94	PIMCO FOREIGN BOND FUND (U.S. DOLLAR-HEDGED)

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, Class P, Administrative Class

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

DST Asset Manager Solutions, Inc.

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF3019AR_033118

PIMCO Funds

Annual Report

March 31, 2018

PIMCO High Yield Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Following is the PIMCO Funds Annual Report, which covers the 12-month reporting period ended March 31, 2018. On the subsequent pages you will find specific details regarding investment results and a discussion of factors that most affected performance over the reporting period.

For the 12-month reporting period ended March 31, 2018

The U.S. economy continued to expand during the reporting period. Looking back, U.S. gross domestic product (GDP) expanded at an annual pace of 3.1%, 3.2% and 2.9% during the second, third and fourth quarters of 2017, respectively. The Commerce Department’s initial reading — released after the reporting period had ended — showed that first quarter 2018 GDP grew at an annual pace of 2.3%.

The Federal Reserve (Fed) continued to normalize monetary policy during the reporting period. After raising interest rates in March and June 2017, the Fed again raised rates in December, moving the federal funds rate up to a range between 1.25% and 1.50%. In addition, in October 2017, the Fed started to reduce its balance sheet. Finally, at its March 2018 meeting, the Fed again increased rates to a range between 1.50% and 1.75%. The Fed also indicated that it expected to make two additional rate hikes in 2018, although this will be data-dependent.

Economic activity outside the U.S. also accelerated during the reporting period. Regardless, the European Central Bank (ECB) and Bank of Japan maintained their highly accommodative monetary policies. Other central banks took a more hawkish stance. In November 2017, the Bank of England instituted its first rate hike since 2007, and the Bank of Canada raised rates twice during the reporting period. Meanwhile, the ECB indicated that it may pare back its quantitative easing program in 2018.

The U.S. Treasury yield curve flattened during the reporting period, as short-term rates moved up more than their longer-term counterparts. The increase in rates at the short end of the yield curve was mostly due to Fed interest rate hikes. The yield on the benchmark 10-year U.S. Treasury note was 2.74% at the end of the reporting period, up from 2.40% on March 31, 2017. U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 0.43% over the 12 months ended March 31, 2018. Meanwhile the Bloomberg Barclays U.S. Aggregate Bond Index, a widely used index of U.S. investment grade bonds, returned 1.20% over the period. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, outperformed the broad U.S. market. While there were periods of volatility, they performed well given overall solid investor demand. The ICE BofAML U.S. High Yield Index returned 3.69% over the reporting period, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 3.34% over the reporting period. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 12.99% over the reporting period.

2	PIMCO HIGH YIELD FUND

Global equities generally rose over the first 10 months of the period. This rally was driven by a number of factors, including improving global growth, corporate profits that often exceeded expectations and, in the U.S., optimism surrounding the passage of a tax reform bill in December 2017. However, a portion of those gains were given back during the final two months of the period. This was partially due to concerns over less accommodative central bank policies and fears of a trade war. All told, U.S. equities, as represented by the S&P 500 Index, returned 13.99% over the reporting period. Emerging market equities, as measured by the MSCI Emerging Markets Index, returned 24.93% over the period, whereas global equities, as represented by the MSCI World Index, returned 13.59%. Elsewhere, Japanese equities, as represented by the Nikkei 225 Index, returned 15.50% over the reporting period and European equities, as represented by the MSCI Europe Index, returned -0.43%.

Commodity prices fluctuated but generally moved higher during the 12 months ended March 31, 2018. When the reporting period began, crude oil was approximately $51 a barrel. By the end of the period it was roughly $65 a barrel. This ascent was driven in part by planned and observed production cuts by OPEC and the collapse in Venezuelan oil production, as well as good global growth maintaining demand. Elsewhere, gold and copper prices also moved higher over the reporting period.

Finally, during the reporting period, there were periods of volatility in the foreign exchange markets, possibly due, at least in part, to signs of improving global growth, decoupling central bank policies, and a number of geopolitical events. The U.S. dollar generally weakened against other major currencies over the reporting period. For example, the U.S. dollar fell 15.05%, 12.16% and 4.55% versus the euro, British pound and Japanese yen, respectively, during the 12 months ended March 31, 2018.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO. We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds May 24, 2018

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2018	3

Important Information About the PIMCO High Yield Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO High Yield Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal Risks in the Notes to the Financial Statements.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class P, and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for

4	PIMCO HIGH YIELD FUND

Class R shares. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P*	Administrative Class	Class A**	Class C	Class R	Diversification Status
PIMCO High Yield Fund	12/15/92	12/15/92	04/30/08	01/16/95	01/13/97	01/13/97	12/31/02	Diversified

*	See the Subsequent Events Note in the Notes to Financial Statements for information regarding the name of Class P.
**	Effective March 23, 2018, Class D shares were automatically converted into Class A shares of the same Fund.

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to

ANNUAL REPORT	MARCH 31, 2018	5

Important Information About the PIMCO High Yield Fund (Cont.)

portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6	PIMCO HIGH YIELD FUND

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ANNUAL REPORT	MARCH 31, 2018	7

PIMCO High Yield Fund

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (12/15/92)
PIMCO High Yield Fund Institutional Class	3.07%	4.52%	6.86%	7.67%
PIMCO High Yield Fund Class P	2.97%	4.41%	6.75%	7.55%
PIMCO High Yield Fund Administrative Class	2.82%	4.26%	6.59%	7.40%
PIMCO High Yield Fund Class A	2.72%	4.15%	6.48%	7.26%
PIMCO High Yield Fund Class A (adjusted)	(1.14)%	3.36%	6.08%	7.07%
PIMCO High Yield Fund Class C	1.95%	3.38%	5.69%	6.48%
PIMCO High Yield Fund Class C (adjusted)	0.97%	3.38%	5.69%	6.48%
PIMCO High Yield Fund Class R	2.46%	3.90%	6.22%	6.99%
ICE BofAML U.S. High Yield, BB-B Rated, Constrained Index±	3.43%	4.85%	7.44%	7.33%♦
Lipper High Yield Funds Average	3.25%	3.86%	6.67%	6.61%♦

All Fund returns are net of fees and expenses.

± The Bank of America Merrill Lynch Global Research fixed income index platform was acquired by the Intercontinental Exchange in October 2017 and renamed to ICE BofAML. This change does not impact the manner in which the indices are constructed.

♦Average annual total return since 12/31/1992.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end were 0.56% for Institutional Class shares, 0.66% for Class P shares, 0.81% for Administrative Class shares, 0.91% for Class A shares, 1.66% for Class C shares and 1.16% for Class R shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

8	PIMCO HIGH YIELD FUND

Institutional Class - PHIYX	Class P - PHLPX	Administrative Class - PHYAX	Class A - PHDAX
Class C - PHDCX	Class R - PHYRX

Allocation Breakdown as of 03/31/2018†§

Corporate Bonds & Notes	90.4%
Short-Term Instruments‡	8.6%
Loan Participations and Assignments	0.9%
Common Stocks	0.1%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO High Yield Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its total assets in securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund’s assets may be invested in investment grade Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Security selection in healthcare added to performance, as the Fund’s healthcare positions outperformed the broader sector.

»	Underweight exposure to telecommunications was positive for performance, as the sector underperformed the broader market.

»	Security selection in banking benefited performance, as the Fund’s banking positions outperformed the broader sector.
»	Security selection in retail detracted from performance, as the Fund’s retail positions underperformed the broader sector.

»	Underweight exposure to metals and mining was negative for performance, as the sector outperformed the broader market.

»	Underweight exposure to finance/insurance was negative for performance, as the sector outperformed the broader market.

ANNUAL REPORT	MARCH 31, 2018	9

Expense Example PIMCO High Yield Fund

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from October 1, 2017 to March 31, 2018 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$987.50	$2.82	$1,000.00	$1,022.09	$2.87	0.57%
Class P	1,000.00	987.00	3.32	1,000.00	1,021.59	3.38	0.67
Administrative Class	1,000.00	986.30	4.06	1,000.00	1,020.84	4.13	0.82
Class A	1,000.00	985.80	4.55	1,000.00	1,020.34	4.63	0.92
Class C	1,000.00	982.10	8.25	1,000.00	1,016.60	8.40	1.67
Class R	1,000.00	984.50	5.79	1,000.00	1,019.10	5.89	1.17

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

10	PIMCO HIGH YIELD FUND

Benchmark Descriptions

Index*	Benchmark Descriptions

ICE BofAML U.S. High Yield, BB-B Rated, Constrained Index	ICE BofAML U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index launched on 12/31/1996. The index performance shown prior to that date is calculated using the ICE BofAML U.S. High Yield, Cash Pay BB-B Rated Index, which was the Fund’s primary benchmark index from the Fund’s inception until 12/31/1996.

*	It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2018	11

Financial Highlights PIMCO High Yield Fund

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Institutional Class
03/31/2018	$8.90	$0.43	$(0.15)	$0.28	$(0.44)	$0.00	$(0.02)	$(0.46)
03/31/2017	8.37	0.46	0.55	1.01	(0.48)	0.00	0.00	(0.48)
03/31/2016	9.24	0.48	(0.63)	(0.15)	(0.49)	(0.22)	(0.01)	(0.72)
03/31/2015	9.73	0.52	(0.24)	0.28	(0.58)	(0.19)	0.00	(0.77)
03/31/2014	9.71	0.55	0.04	0.59	(0.57)	(0.00)	0.00	(0.57)

Class P
03/31/2018	8.90	0.43	(0.16)	0.27	(0.43)	0.00	(0.02)	(0.45)
03/31/2017	8.37	0.45	0.55	1.00	(0.47)	0.00	0.00	(0.47)
03/31/2016	9.24	0.46	(0.62)	(0.16)	(0.48)	(0.22)	(0.01)	(0.71)
03/31/2015	9.73	0.51	(0.24)	0.27	(0.57)	(0.19)	0.00	(0.76)
03/31/2014	9.71	0.54	0.04	0.58	(0.56)	(0.00)	0.00	(0.56)

Administrative Class
03/31/2018	8.90	0.41	(0.16)	0.25	(0.41)	0.00	(0.02)	(0.43)
03/31/2017	8.37	0.44	0.55	0.99	(0.46)	0.00	0.00	(0.46)
03/31/2016	9.24	0.46	(0.64)	(0.18)	(0.46)	(0.22)	(0.01)	(0.69)
03/31/2015	9.73	0.50	(0.24)	0.26	(0.56)	(0.19)	0.00	(0.75)
03/31/2014	9.71	0.52	0.04	0.56	(0.54)	(0.00)	0.00	(0.54)

Class A
03/31/2018	8.90	0.41	(0.17)	0.24	(0.40)	0.00	(0.02)	(0.42)
03/31/2017	8.37	0.43	0.55	0.98	(0.45)	0.00	0.00	(0.45)
03/31/2016	9.24	0.45	(0.64)	(0.19)	(0.45)	(0.22)	(0.01)	(0.68)
03/31/2015	9.73	0.49	(0.24)	0.25	(0.55)	(0.19)	0.00	(0.74)
03/31/2014	9.71	0.51	0.04	0.55	(0.53)	(0.00)	0.00	(0.53)

Class C
03/31/2018	8.90	0.33	(0.15)	0.18	(0.34)	0.00	(0.02)	(0.36)
03/31/2017	8.37	0.37	0.54	0.91	(0.38)	0.00	0.00	(0.38)
03/31/2016	9.24	0.39	(0.64)	(0.25)	(0.39)	(0.22)	(0.01)	(0.62)
03/31/2015	9.73	0.42	(0.24)	0.18	(0.48)	(0.19)	0.00	(0.67)
03/31/2014	9.71	0.44	0.04	0.48	(0.46)	(0.00)	0.00	(0.46)

12	PIMCO HIGH YIELD FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$8.72	3.07%	$6,133,889	0.57%	0.57%	0.55%	0.55%	4.84%	25%
8.90	12.30	8,595,555	0.56	0.56	0.55	0.55	5.26	31
8.37	(1.61)	6,806,263	0.56	0.56	0.55	0.55	5.48	32
9.24	3.06	7,991,337	0.56	0.56	0.55	0.55	5.49	39
9.73	6.26	11,028,861	0.55	0.55	0.55	0.55	5.70	25

8.72	2.97	354,057	0.67	0.67	0.65	0.65	4.75	25
8.90	12.19	453,711	0.66	0.66	0.65	0.65	5.19	31
8.37	(1.71)	1,335,978	0.66	0.66	0.65	0.65	5.33	32
9.24	2.96	460,918	0.66	0.66	0.65	0.65	5.39	39
9.73	6.16	522,159	0.65	0.65	0.65	0.65	5.60	25

8.72	2.82	558,261	0.82	0.82	0.80	0.80	4.63	25
8.90	12.02	371,840	0.81	0.81	0.80	0.80	5.02	31
8.37	(1.86)	356,143	0.81	0.81	0.80	0.80	5.25	32
9.24	2.81	416,586	0.81	0.81	0.80	0.80	5.24	39
9.73	6.00	673,654	0.80	0.80	0.80	0.80	5.45	25

8.72	2.72	806,919	0.92	0.92	0.90	0.90	4.53	25
8.90	11.91	560,870	0.91	0.91	0.90	0.90	4.92	31
8.37	(1.96)	625,380	0.91	0.91	0.90	0.90	5.14	32
9.24	2.70	767,460	0.91	0.91	0.90	0.90	5.14	39
9.73	5.89	1,081,320	0.90	0.90	0.90	0.90	5.35	25

8.72	1.95	141,943	1.67	1.67	1.65	1.65	3.74	25
8.90	11.08	316,646	1.66	1.66	1.65	1.65	4.17	31
8.37	(2.69)	348,796	1.66	1.66	1.65	1.65	4.40	32
9.24	1.94	455,179	1.66	1.66	1.65	1.65	4.39	39
9.73	5.11	558,664	1.65	1.65	1.65	1.65	4.61	25

ANNUAL REPORT	MARCH 31, 2018	13

Financial Highlights PIMCO High Yield Fund (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Class R
03/31/2018	$8.90	$0.38	$(0.16)	$0.22	$(0.38)	$0.00	$(0.02)	$(0.40)
03/31/2017	8.37	0.41	0.55	0.96	(0.43)	0.00	0.00	(0.43)
03/31/2016	9.24	0.43	(0.64)	(0.21)	(0.43)	(0.22)	(0.01)	(0.66)
03/31/2015	9.73	0.47	(0.24)	0.23	(0.53)	(0.19)	0.00	(0.72)
03/31/2014	9.71	0.49	0.04	0.53	(0.51)	(0.00)	0.00	(0.51)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)	Per share amounts based on average number of shares outstanding during the year.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

14	PIMCO HIGH YIELD FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$8.72	2.46%	$31,988	1.17%	1.17%	1.15%	1.15%	4.27%	25%
8.90	11.63	33,473	1.16	1.16	1.15	1.15	4.67	31
8.37	(2.20)	32,612	1.16	1.16	1.15	1.15	4.89	32
9.24	2.45	41,953	1.16	1.16	1.15	1.15	4.88	39
9.73	5.63	56,386	1.15	1.15	1.15	1.15	5.10	25

ANNUAL REPORT	MARCH 31, 2018	15

Statement of Assets and Liabilities PIMCO High Yield Fund

(Amounts in thousands†, except per share amounts)
Assets:
Investments, at value
Investments in securities	$7,453,304
Investments in Affiliates	678,910
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,243
Over the counter	331
Cash	1,896
Deposits with counterparty	19,274
Foreign currency, at value	3
Receivable for investments sold	24,037
Receivable for Fund shares sold	5,868
Interest and/or dividends receivable	119,581
Dividends receivable from Affiliates	1,155
Prepaid expenses	149
Total Assets	8,305,751

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$137,692
Financial Derivative Instruments
Exchange-traded or centrally cleared	545
Over the counter	4,187
Payable for investments purchased	103,719
Payable for investments in Affiliates purchased	1,155
Deposits from counterparty	180
Payable for Fund shares redeemed	21,593
Distributions payable	4,885
Accrued investment advisory fees	1,804
Accrued supervisory and administrative fees	2,284
Accrued distribution fees	269
Accrued servicing fees	175
Other liabilities	206
Total Liabilities	278,694

Net Assets	$8,027,057

Net Assets Consist of:
Paid in capital	$8,087,384
Undistributed (overdistributed) net investment income	(7,226)
Accumulated undistributed net realized gain (loss)	(73,662)
Net unrealized appreciation (depreciation)	20,561
Net Assets	$8,027,057

Cost of investments in securities	$7,428,628
Cost of investments in Affiliates	$678,892
Cost of foreign currency held	$3
Cost or premiums of financial derivative instruments, net	$19,448

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PIMCO HIGH YIELD FUND	See Accompanying Notes

March 31, 2018

Net Assets:
Institutional Class	$6,133,889
Class P	354,057
Administrative Class	558,261
Class A	806,919
Class C	141,943
Class R	31,988
Shares Issued and Outstanding:
Institutional Class	703,760
Class P	40,622
Administrative Class	64,050
Class A	92,567
Class C	16,285
Class R	3,670
Net Asset Value Per Share Outstanding:
Institutional Class	$8.72
Class P	8.72
Administrative Class	8.72
Class A	8.72
Class C	8.72
Class R	8.72

ANNUAL REPORT	MARCH 31, 2018	17

Statement of Operations PIMCO High Yield Fund

Year Ended March 31, 2018
(Amounts in thousands†)

Investment Income:
Interest	$540,271
Dividends from Investments in Affiliates	18,220
Total Income	558,491

Expenses:
Investment advisory fees	25,731
Supervisory and administrative fees	32,458
Distribution and/or servicing fees - Administrative Class	1,492
Distribution and/or servicing fees - Class D	733 (a)
Distribution fees - Class C	1,308
Distribution fees - Class R	84
Servicing fees - Class A	1,604
Servicing fees - Class C	436
Servicing fees - Class R	84
Trustee fees	74
Interest expense	1,628
Miscellaneous expense	19
Total Expenses	65,651

Net Investment Income (Loss)	492,840

Net Realized Gain (Loss):
Investments in securities	53,447
Investments in Affiliates	(300)
Exchange-traded or centrally cleared financial derivative instruments	34,944
Over the counter financial derivative instruments	(21,806)
Short sales	358
Foreign currency	145

Net Realized Gain (Loss)	66,788

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(202,177)
Investments in Affiliates	(27)
Exchange-traded or centrally cleared financial derivative instruments	(18,388)
Over the counter financial derivative instruments	(2,270)
Foreign currency assets and liabilities	(58)

Net Change in Unrealized Appreciation (Depreciation)	(222,920)

Net Increase (Decrease) in Net Assets Resulting from Operations	$336,708

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.

18	PIMCO HIGH YIELD FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO High Yield Fund

(Amounts in thousands†)	Year Ended March 31, 2018		Year Ended March 31, 2017
Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$492,840		$550,734
Net realized gain (loss)	66,788		58,130
Net change in unrealized appreciation (depreciation)	(222,920)		583,547

Net Increase (Decrease) in Net Assets Resulting from Operations	336,708		1,192,411

Distributions to Shareholders:
From net investment income
Institutional Class	(397,617)		(431,960)
Class P	(21,009)		(49,829)
Administrative Class	(27,830)		(20,811)
Class D	(13,346	)(a)	(20,304)
Class A	(29,253)		(31,493)
Class C	(6,625)		(14,983)
Class R	(1,448)		(1,645)
Tax basis return of capital
Institutional Class	(14,892)		0
Class P	(803)		0
Administrative Class	(1,094)		0
Class D	(539	)(a)	0
Class A	(1,176)		0
Class C	(321)		0
Class R	(62)		0

Total Distributions(b)	(516,015)		(571,025)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	(2,455,007)		120,373

Total Increase (Decrease) in Net Assets	(2,634,314)		741,759

Net Assets:
Beginning of year	10,661,371		9,919,612
End of year*	$8,027,057		$10,661,371

*Including undistributed (overdistributed) net investment income of:	$(7,226)		$(12,060)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations,. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

ANNUAL REPORT	MARCH 31, 2018	19

Schedule of Investments PIMCO High Yield Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.8%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.9%
CDRH Parent, Inc.
9.696% (LIBOR03M + 8.000%) due 07/01/2022 ~	$2,000	$1,263
Centene Corp.
TBD% due 09/13/2018	31,750	31,750
Getty Images, Inc.
5.802% (LIBOR03M + 3.500%) due 10/18/2019 ~	11,824	11,353
Ply Gem Industries, Inc.
TBD% due 03/01/2019	30,500	30,500

Total Loan Participations and Assignments (Cost $75,687)		74,866

CORPORATE BONDS & NOTES 91.6%

BANKING & FINANCE 8.6%
Ally Financial, Inc.
4.250% due 04/15/2021	4,000	4,035
4.625% due 03/30/2025	12,500	12,391
5.125% due 09/30/2024	15,000	15,356
7.500% due 09/15/2020	20,000	21,675
8.000% due 03/15/2020	10,000	10,775
8.000% due 11/01/2031	15,628	19,152
Blackstone CQP Holdco LP
6.000% due 08/18/2021	3,500	3,526
6.500% due 03/20/2021	16,750	16,917
BNP Paribas S.A.
7.375% due 08/19/2025 •(g)(h)	20,000	21,800
CIT Group, Inc.
5.000% due 08/15/2022	20,000	20,525
5.000% due 08/01/2023	15,000	15,389
6.125% due 03/09/2028	4,075	4,238
Credit Agricole S.A.
7.875% due 01/23/2024 •(g)(h)	30,000	32,675
Credit Suisse Group AG
6.250% due 12/18/2024 •(g)(h)	15,000	15,430
7.500% due 12/11/2023 •(g)(h)	3,000	3,255
Equinix, Inc.
5.375% due 05/15/2027	10,000	10,175
5.750% due 01/01/2025	3,750	3,919
5.875% due 01/15/2026	7,000	7,315
ESH Hospitality, Inc.
5.250% due 05/01/2025	20,000	19,506
FBM Finance, Inc.
8.250% due 08/15/2021	20,000	21,000
Greystar Real Estate Partners LLC
5.750% due 12/01/2025	9,250	9,250
Howard Hughes Corp.
5.375% due 03/15/2025	19,675	19,478

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HSBC Holdings PLC
6.250% due 03/23/2023 •(g)(h)	$7,250	$7,359
Intesa Sanpaolo SpA
5.017% due 06/26/2024	15,000	14,809
5.710% due 01/15/2026	8,000	8,037
7.700% due 09/17/2025 •(g)(h)	5,000	5,263
Jefferies Finance LLC
6.875% due 04/15/2022	5,000	4,975
7.375% due 04/01/2020	10,000	10,150
Lincoln Finance Ltd.
7.375% due 04/15/2021	5,400	5,596
Lloyds Banking Group PLC
7.500% due 06/27/2024 •(g)(h)	50,000	54,312
MGM Growth Properties Operating Partnership LP
4.500% due 09/01/2026	7,500	7,200
4.500% due 01/15/2028	2,050	1,933
5.625% due 05/01/2024	10,000	10,350
Navient Corp.
5.625% due 08/01/2033	3,050	2,684
5.875% due 03/25/2021	8,300	8,518
5.875% due 10/25/2024	10,000	9,850
6.125% due 03/25/2024	20,000	20,025
6.500% due 06/15/2022	20,000	20,700
6.625% due 07/26/2021	1,750	1,824
6.750% due 06/25/2025	5,000	5,081
7.250% due 01/25/2022	7,000	7,420
8.000% due 03/25/2020	9,750	10,384
OneMain Financial Holdings LLC
7.250% due 12/15/2021	20,000	20,737
Provident Funding Associates LP
6.375% due 06/15/2025	5,850	5,887
Quicken Loans, Inc.
5.250% due 01/15/2028	15,000	14,063
5.750% due 05/01/2025	15,000	15,037
RHP Hotel Properties LP
5.000% due 04/15/2023	10,000	10,075
Royal Bank of Scotland Group PLC
5.125% due 05/28/2024	15,000	15,273
7.500% due 08/10/2020 •(g)(h)	15,000	15,637
7.648% due 09/30/2031 •(g)	14,970	18,787
8.625% due 08/15/2021 •(g)(h)	5,000	5,444
SLM Corp.
5.125% due 04/05/2022	2,875	2,911
Springleaf Finance Corp.
5.625% due 03/15/2023	11,000	10,821
6.125% due 05/15/2022	4,000	4,086
6.875% due 03/15/2025	8,000	8,050
Tempo Acquisition LLC
6.750% due 06/01/2025	10,000	10,013
Vantiv LLC
4.375% due 11/15/2025	7,500	7,275

		688,348

20	PIMCO HIGH YIELD FUND	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 74.5%
Acadia Healthcare Co., Inc.
5.125% due 07/01/2022	$5,000	$5,025
5.625% due 02/15/2023	4,000	4,070
6.500% due 03/01/2024	4,250	4,441
Actuant Corp.
5.625% due 06/15/2022	10,000	10,150
Adient Global Holdings Ltd.
4.875% due 08/15/2026	20,000	19,000
ADT Corp.
3.500% due 07/15/2022	10,000	9,337
4.125% due 06/15/2023	20,000	18,850
4.875% due 07/15/2032	12,600	10,962
6.250% due 10/15/2021	7,000	7,333
Advanced Disposal Services, Inc.
5.625% due 11/15/2024	12,500	12,656
AECOM
5.125% due 03/15/2027	10,000	9,687
5.875% due 10/15/2024	9,250	9,724
Air Medical Group Holdings, Inc.
6.375% due 05/15/2023	20,000	19,050
Alcoa Nederland Holding BV
6.750% due 09/30/2024	4,000	4,300
7.000% due 09/30/2026	3,750	4,059
Aleris International, Inc.
7.875% due 11/01/2020	10,000	9,900
9.500% due 04/01/2021	13,475	14,065
Allison Transmission, Inc.
4.750% due 10/01/2027	5,000	4,725
5.000% due 10/01/2024	7,500	7,453
Altice Financing S.A.
6.625% due 02/15/2023	20,000	19,850
7.500% due 05/15/2026	10,000	9,825
Altice Finco S.A.
7.625% due 02/15/2025	10,000	9,900
Altice France S.A.
6.000% due 05/15/2022	23,000	22,511
6.250% due 05/15/2024	30,050	28,435
7.375% due 05/01/2026	22,000	21,037
Altice Luxembourg S.A.
7.625% due 02/15/2025 (j)	20,000	17,175
7.750% due 05/15/2022	20,000	18,625
Altice U.S. Finance Corp.
5.500% due 05/15/2026	10,000	9,775
AMC Networks, Inc.
4.750% due 12/15/2022	5,000	5,050
4.750% due 08/01/2025	7,500	7,246
5.000% due 04/01/2024	10,000	9,907
American Builders & Contractors Supply Co., Inc.
5.750% due 12/15/2023	7,500	7,725

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Amsted Industries, Inc.
5.000% due 03/15/2022	$5,000	$5,025
5.375% due 09/15/2024	7,500	7,538
Antero Resources Corp.
5.000% due 03/01/2025	5,000	5,038
5.125% due 12/01/2022	5,000	5,063
5.375% due 11/01/2021	10,000	10,212
Aramark Services, Inc.
4.750% due 06/01/2026	7,000	6,790
5.000% due 02/01/2028	7,500	7,359
5.125% due 01/15/2024	2,500	2,556
Arconic, Inc.
5.125% due 10/01/2024	24,000	24,495
5.900% due 02/01/2027	5,000	5,256
5.950% due 02/01/2037	10,000	10,400
Ardagh Packaging Finance PLC
6.000% due 02/15/2025	10,000	10,075
7.250% due 05/15/2024	17,000	18,147
Ashland LLC
4.750% due 08/15/2022	20,000	20,350
6.875% due 05/15/2043	10,000	10,850
Ashtead Capital, Inc.
4.125% due 08/15/2025	9,500	9,132
4.375% due 08/15/2027	5,000	4,763
Associated Materials LLC
9.000% due 01/01/2024	25,000	26,875
Avon International Operations, Inc.
7.875% due 08/15/2022	10,350	10,635
Ball Corp.
4.000% due 11/15/2023	3,250	3,181
5.250% due 07/01/2025	10,250	10,596
BC Unlimited Liability Co.
4.250% due 05/15/2024	15,000	14,362
5.000% due 10/15/2025	25,000	23,930
BCD Acquisition, Inc.
9.625% due 09/15/2023	12,000	13,020
Beacon Escrow Corp.
4.875% due 11/01/2025	38,250	36,624
Beacon Roofing Supply, Inc.
6.375% due 10/01/2023	10,000	10,550
Berry Global, Inc.
4.500% due 02/15/2026	4,000	3,795
5.125% due 07/15/2023	7,000	7,105
5.500% due 05/15/2022	5,000	5,138
6.000% due 10/15/2022	5,000	5,181
Boise Cascade Co.
5.625% due 09/01/2024	10,000	10,275
Bombardier, Inc.
5.750% due 03/15/2022	5,000	4,972
6.125% due 01/15/2023	3,000	3,007
7.500% due 03/15/2025	12,000	12,375
7.750% due 03/15/2020	3,000	3,218
8.750% due 12/01/2021	14,000	15,417

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	21

Schedule of Investments PIMCO High Yield Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Boyd Gaming Corp.
6.375% due 04/01/2026	$10,000	$10,495
6.875% due 05/15/2023	10,000	10,587
Builders FirstSource, Inc.
5.625% due 09/01/2024	15,000	15,131
BWAY Holding Co.
5.500% due 04/15/2024	25,000	25,219
Cablevision Systems Corp.
5.875% due 09/15/2022	5,000	4,974
Caesars Resort Collection LLC
5.250% due 10/15/2025	40,000	38,447
Callon Petroleum Co.
6.125% due 10/01/2024	17,575	18,064
Carrizo Oil & Gas, Inc.
6.250% due 04/15/2023 (j)	10,000	10,050
Cascades, Inc.
5.500% due 07/15/2022	7,250	7,332
Catalent Pharma Solutions, Inc.
4.875% due 01/15/2026	15,000	14,662
CBS Radio, Inc.
7.250% due 11/01/2024 (j)	14,000	14,332
CCO Holdings LLC
5.000% due 02/01/2028	15,000	14,137
5.125% due 02/15/2023	17,000	17,153
5.125% due 05/01/2027	10,000	9,519
5.250% due 09/30/2022	10,000	10,169
5.375% due 05/01/2025	12,000	11,850
5.500% due 05/01/2026	17,500	17,172
5.750% due 09/01/2023	7,750	7,886
5.750% due 02/15/2026	20,150	20,100
5.875% due 04/01/2024	22,000	22,440
5.875% due 05/01/2027	10,000	10,025
Centene Corp.
4.750% due 01/15/2025	5,000	4,888
5.625% due 02/15/2021	7,500	7,725
6.125% due 02/15/2024	8,125	8,476
Central Garden & Pet Co.
5.125% due 02/01/2028	7,000	6,668
Cequel Communications Holdings LLC
5.125% due 12/15/2021	10,000	10,012
6.375% due 09/15/2020	5,000	5,100
CF Industries, Inc.
5.150% due 03/15/2034	20,000	19,125
Change Healthcare Holdings LLC
5.750% due 03/01/2025	24,000	23,887
Chemours Co.
5.375% due 05/15/2027	5,750	5,779
6.625% due 05/15/2023	12,000	12,645
7.000% due 05/15/2025	13,500	14,647
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027	17,500	17,434
5.875% due 03/31/2025	10,000	10,500
7.000% due 06/30/2024	15,400	17,094

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Cheniere Energy Partners LP
5.250% due 10/01/2025	$14,000	$13,842
Chesapeake Energy Corp.
8.000% due 12/15/2022	15,000	15,881
Churchill Downs, Inc.
4.750% due 01/15/2028	20,000	18,950
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022	25,000	25,525
7.625% due 03/15/2020	19,375	19,372
Clearwater Paper Corp.
4.500% due 02/01/2023	10,000	9,650
5.375% due 02/01/2025	6,000	5,730
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024	6,000	5,835
5.750% due 03/01/2025	5,000	4,794
CNX Midstream Partners LP
6.500% due 03/15/2026	9,375	9,270
CNX Resources Corp.
5.875% due 04/15/2022	10,000	10,087
CommScope Technologies LLC
5.000% due 03/15/2027	10,000	9,525
6.000% due 06/15/2025	10,000	10,455
CommScope, Inc.
5.000% due 06/15/2021	5,000	5,088
5.500% due 06/15/2024	7,000	7,175
Community Health Systems, Inc.
5.125% due 08/01/2021	15,000	14,025
6.250% due 03/31/2023	12,500	11,578
Constellium NV
5.750% due 05/15/2024	9,150	9,013
5.875% due 02/15/2026	12,500	12,344
Continental Resources, Inc.
3.800% due 06/01/2024	10,000	9,662
4.375% due 01/15/2028	8,000	7,810
4.500% due 04/15/2023	10,000	10,137
4.900% due 06/01/2044	10,000	9,625
5.000% due 09/15/2022	5,000	5,081
Cooper-Standard Automotive, Inc.
5.625% due 11/15/2026	15,000	15,000
Core & Main LP
6.125% due 08/15/2025	30,000	29,400
Covey Park Energy LLC
7.500% due 05/15/2025	20,000	20,000
CPG Merger Sub LLC
8.000% due 10/01/2021	17,000	17,234
Crown Americas LLC
4.250% due 09/30/2026	7,750	7,188
4.500% due 01/15/2023	11,000	10,945
4.750% due 02/01/2026	8,425	8,172
CSC Holdings LLC
5.250% due 06/01/2024	15,000	14,306

22	PIMCO HIGH YIELD FUND	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.375% due 02/01/2028	$3,000	$2,841
5.500% due 04/15/2027	12,000	11,520
6.625% due 10/15/2025	10,000	10,350
6.750% due 11/15/2021	12,000	12,525
10.125% due 01/15/2023	5,250	5,841
DAE Funding LLC
4.500% due 08/01/2022	12,000	11,415
5.000% due 08/01/2024	20,000	18,975
DaVita, Inc.
5.000% due 05/01/2025	15,000	14,536
5.125% due 07/15/2024	15,000	14,672
5.750% due 08/15/2022	5,000	5,135
Dell International LLC
5.875% due 06/15/2021	4,825	4,952
7.125% due 06/15/2024	5,900	6,304
Dell, Inc.
5.400% due 09/10/2040	4,950	4,529
6.500% due 04/15/2038	3,225	3,237
7.100% due 04/15/2028	2,405	2,658
Diamond Offshore Drilling, Inc.
4.875% due 11/01/2043	6,165	4,439
5.700% due 10/15/2039	7,250	5,764
7.875% due 08/15/2025	4,875	4,905
Diamond Resorts International, Inc.
7.750% due 09/01/2023	12,000	13,097
Diamondback Energy, Inc.
4.750% due 11/01/2024	7,000	6,948
5.375% due 05/31/2025	10,000	10,187
DISH DBS Corp.
5.000% due 03/15/2023	15,000	13,594
5.875% due 07/15/2022	25,000	23,969
5.875% due 11/15/2024	18,000	16,110
6.750% due 06/01/2021	15,000	15,187
7.750% due 07/01/2026	10,000	9,450
DJO Finance LLC
8.125% due 06/15/2021	17,000	17,127
10.750% due 04/15/2020	5,000	4,863
Dollar Tree, Inc.
5.750% due 03/01/2023	15,000	15,707
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021 (j)	12,000	12,000
Dynegy, Inc.
5.875% due 06/01/2023	2,000	2,060
7.375% due 11/01/2022	15,000	15,844
7.625% due 11/01/2024	10,000	10,837
8.000% due 01/15/2025	10,000	10,925
8.125% due 01/30/2026	7,000	7,753
EMC Corp.
3.375% due 06/01/2023	8,000	7,385
EMI Music Publishing Group North America Holdings, Inc.
7.625% due 06/15/2024	8,950	9,711

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Endo Dac
6.000% due 07/15/2023	$10,000	$7,600
6.000% due 02/01/2025	13,500	9,754
Endo Finance LLC
5.375% due 01/15/2023	7,000	5,338
5.750% due 01/15/2022	12,500	10,312
7.250% due 01/15/2022	1,730	1,509
Energizer Holdings, Inc.
5.500% due 06/15/2025	21,000	21,210
Energy Transfer Equity LP
5.875% due 01/15/2024	10,000	10,350
7.500% due 10/15/2020	10,000	10,794
EnPro Industries, Inc.
5.875% due 09/15/2022	10,350	10,751
Ensco PLC
4.500% due 10/01/2024	9,000	7,268
5.200% due 03/15/2025	12,500	10,234
5.750% due 10/01/2044	20,000	13,750
7.750% due 02/01/2026	9,125	8,395
Envision Healthcare Corp.
5.125% due 07/01/2022	10,000	10,000
6.250% due 12/01/2024	5,000	5,188
EW Scripps Co.
5.125% due 05/15/2025	5,000	4,663
Extraction Oil & Gas, Inc.
5.625% due 02/01/2026	5,000	4,731
7.375% due 05/15/2024	5,750	6,038
FAGE International S.A.
5.625% due 08/15/2026	6,000	5,595
First Data Corp.
5.000% due 01/15/2024	20,000	20,075
5.375% due 08/15/2023	7,000	7,140
5.750% due 01/15/2024	20,000	20,200
7.000% due 12/01/2023	20,000	21,075
First Quality Finance Co., Inc.
4.625% due 05/15/2021	3,000	3,000
5.000% due 07/01/2025	5,500	5,280
First Quantum Minerals Ltd.
7.000% due 02/15/2021	5,000	5,022
7.250% due 05/15/2022	5,000	5,025
7.250% due 04/01/2023	10,000	9,875
7.500% due 04/01/2025	4,500	4,435
Flex Acquisition Co., Inc.
6.875% due 01/15/2025	15,000	14,878
FMG Resources Pty. Ltd.
4.750% due 05/15/2022	4,000	3,965
5.125% due 05/15/2024	2,500	2,475
Freeport-McMoRan, Inc.
3.100% due 03/15/2020	5,000	4,963
3.550% due 03/01/2022	7,000	6,790
3.875% due 03/15/2023	15,000	14,533
4.000% due 11/14/2021	10,000	10,000
5.400% due 11/14/2034	25,000	23,882

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	23

Schedule of Investments PIMCO High Yield Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Gates Global LLC
6.000% due 07/15/2022	$12,594	$12,800
GCP Applied Technologies, Inc.
5.500% due 04/15/2026 (a)	12,500	12,484
9.500% due 02/01/2023	22,000	24,302
GLP Capital LP
5.375% due 11/01/2023	6,250	6,498
5.375% due 04/15/2026	5,000	5,088
Graphic Packaging International LLC
4.125% due 08/15/2024	5,000	4,938
4.875% due 11/15/2022	5,000	5,119
Gray Television, Inc.
5.125% due 10/15/2024	5,000	4,850
5.875% due 07/15/2026	5,000	4,875
Griffon Corp.
5.250% due 03/01/2022	15,000	15,117
Grinding Media, Inc.
7.375% due 12/15/2023	7,000	7,368
Gulfport Energy Corp.
6.000% due 10/15/2024	10,000	9,537
6.375% due 05/15/2025	10,000	9,662
6.625% due 05/01/2023	5,000	5,075
Hanesbrands, Inc.
4.625% due 05/15/2024	11,750	11,559
4.875% due 05/15/2026	14,000	13,650
HCA Healthcare, Inc.
6.250% due 02/15/2021	11,500	12,104
HCA, Inc.
4.750% due 05/01/2023	7,500	7,603
5.000% due 03/15/2024	15,000	15,187
5.250% due 04/15/2025	10,000	10,247
5.250% due 06/15/2026	30,000	30,465
5.375% due 02/01/2025	9,500	9,547
5.500% due 06/15/2047	15,000	14,531
5.875% due 03/15/2022	10,000	10,562
5.875% due 05/01/2023	20,000	20,750
7.500% due 02/15/2022	25,000	27,531
8.360% due 04/15/2024	3,000	3,443
HD Supply, Inc.
5.750% due 04/15/2024	15,000	15,839
Hearthside Group Holdings LLC
6.500% due 05/01/2022	20,000	20,050
Hill-Rom Holdings, Inc.
5.000% due 02/15/2025	4,000	3,985
5.750% due 09/01/2023	5,225	5,434
Hilton Domestic Operating Co., Inc.
4.250% due 09/01/2024	1,000	973
Hilton Worldwide Finance LLC
4.625% due 04/01/2025	9,000	9,011
4.875% due 04/01/2027	7,250	7,187
HudBay Minerals, Inc.
7.250% due 01/15/2023	5,000	5,213
7.625% due 01/15/2025	6,000	6,368

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hughes Satellite Systems Corp.
7.625% due 06/15/2021		$10,000	$10,769
Huntsman International LLC
4.875% due 11/15/2020		8,500	8,691
5.125% due 11/15/2022		10,000	10,362
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK)
3.750% due 09/15/2026 (b)	EUR	5,000	6,427
IHO Verwaltungs GmbH (4.500% Cash or 5.250% PIK)
4.500% due 09/15/2023 (b)		$10,000	9,737
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK)
4.750% due 09/15/2026 (b)		14,400	13,914
Indigo Natural Resources LLC
6.875% due 02/15/2026		8,500	8,054
INEOS Group Holdings S.A.
5.625% due 08/01/2024 (j)		10,000	10,137
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		7,000	5,688
7.250% due 10/15/2020		10,000	9,300
7.500% due 04/01/2021		4,000	3,640
8.000% due 02/15/2024		15,000	15,806
International Game Technology PLC
6.250% due 02/15/2022		10,000	10,525
6.500% due 02/15/2025		20,000	21,525
Jaguar Holding Co.
6.375% due 08/01/2023		40,000	40,550
James Hardie International Finance DAC
5.000% due 01/15/2028		5,000	4,875
Jeld-Wen, Inc.
4.625% due 12/15/2025		15,000	14,437
4.875% due 12/15/2027		15,000	14,212
KAR Auction Services, Inc.
5.125% due 06/01/2025		10,000	9,975
KFC Holding Co.
4.750% due 06/01/2027		8,000	7,730
5.000% due 06/01/2024		8,750	8,717
5.250% due 06/01/2026		14,950	14,931
Kinetic Concepts, Inc.
7.875% due 02/15/2021		11,325	11,665
12.500% due 11/01/2021		15,000	17,025
KLX, Inc.
5.875% due 12/01/2022		10,000	10,340
L Brands, Inc.
5.625% due 02/15/2022		7,000	7,298
6.625% due 04/01/2021		10,000	10,675
Lamb Weston Holdings, Inc.
4.625% due 11/01/2024		6,000	5,978
4.875% due 11/01/2026		10,000	9,937
Lennar Corp.
4.750% due 11/29/2027		11,000	10,587
5.000% due 06/15/2027		15,000	14,700
5.250% due 06/01/2026		10,000	9,925

24	PIMCO HIGH YIELD FUND	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.375% due 10/01/2022	$9,000	$9,292
6.625% due 05/01/2020	2,500	2,653
Level 3 Financing, Inc.
5.125% due 05/01/2023	5,000	4,919
5.250% due 03/15/2026	16,750	15,829
5.375% due 01/15/2024	6,000	5,861
5.375% due 05/01/2025	10,000	9,725
LifePoint Health, Inc.
5.375% due 05/01/2024	10,000	9,812
5.500% due 12/01/2021	7,500	7,603
LIN Television Corp.
5.875% due 11/15/2022	10,000	10,337
Live Nation Entertainment, Inc.
4.875% due 11/01/2024	10,050	9,824
LKQ Corp.
4.750% due 05/15/2023	10,000	10,000
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023 (j)	15,000	11,550
4.875% due 04/15/2020 (j)	5,000	4,775
5.500% due 04/15/2025	7,000	5,469
5.625% due 10/15/2023 (j)	3,000	2,415
5.750% due 08/01/2022 (j)	20,000	17,200
Masonite International Corp.
5.625% due 03/15/2023	15,000	15,506
Matador Resources Co.
6.875% due 04/15/2023	6,650	6,933
Matthews International Corp.
5.250% due 12/01/2025	10,000	9,875
MDC Holdings, Inc.
6.000% due 01/15/2043	5,000	4,706
MDC Partners, Inc.
6.500% due 05/01/2024	10,000	9,775
MGM Resorts International
4.625% due 09/01/2026	12,000	11,520
6.000% due 03/15/2023	10,000	10,525
6.625% due 12/15/2021	20,000	21,625
6.750% due 10/01/2020	10,000	10,650
7.750% due 03/15/2022	20,000	22,325
Moog, Inc.
5.250% due 12/01/2022	11,200	11,508
MSCI, Inc.
4.750% due 08/01/2026	4,000	3,970
5.250% due 11/15/2024	8,000	8,208
5.750% due 08/15/2025	11,000	11,547
Multi-Color Corp.
4.875% due 11/01/2025	10,000	9,375
6.125% due 12/01/2022	5,000	5,175
Murphy Oil Corp.
4.000% due 06/01/2022	5,000	4,863
4.450% due 12/01/2022	5,750	5,578
5.750% due 08/15/2025	6,000	5,925

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Murphy Oil USA, Inc.
6.000% due 08/15/2023		$10,000	$10,350
NCR Corp.
4.625% due 02/15/2021		6,000	5,985
5.000% due 07/15/2022		10,875	10,929
6.375% due 12/15/2023		12,500	13,000
Netflix, Inc.
4.375% due 11/15/2026 (j)		22,500	21,375
4.875% due 04/15/2028		12,500	12,036
Newfield Exploration Co.
5.375% due 01/01/2026		10,000	10,375
5.625% due 07/01/2024		10,000	10,600
5.750% due 01/30/2022		10,000	10,500
Nexstar Broadcasting, Inc.
5.625% due 08/01/2024		5,000	4,911
Nexteer Automotive Group Ltd.
5.875% due 11/15/2021		5,000	5,175
NextEra Energy Operating Partners LP
4.250% due 09/15/2024		1,000	973
4.500% due 09/15/2027		11,000	10,409
Nielsen Co. Luxembourg SARL
5.000% due 02/01/2025		12,500	12,359
Nielsen Finance LLC
5.000% due 04/15/2022		6,750	6,762
Novasep Holding S.A.S. (5.000% Cash and 3.000% PIK)
8.000% due 05/31/2019 (b)	EUR	7,618	9,116
Novelis Corp.
5.875% due 09/30/2026		$21,000	20,737
6.250% due 08/15/2024		15,000	15,412
NXP BV
4.125% due 06/15/2020		6,000	6,105
4.125% due 06/01/2021		7,250	7,341
4.625% due 06/01/2023		8,250	8,417
5.750% due 03/15/2023		10,000	10,287
Oasis Petroleum, Inc.
6.500% due 11/01/2021		7,500	7,631
6.875% due 03/15/2022		5,000	5,084
Olin Corp.
5.000% due 02/01/2030		7,500	7,191
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022		66,750	65,415
Oshkosh Corp.
5.375% due 03/01/2025		5,675	5,874
Pactiv LLC
7.950% due 12/15/2025		10,972	12,261
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		5,000	4,763
4.500% due 03/15/2023		25,000	23,750
5.250% due 08/15/2022		15,000	14,752
5.500% due 02/15/2024		10,000	9,725

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	25

Schedule of Investments PIMCO High Yield Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Park-Ohio Industries, Inc.
6.625% due 04/15/2027	$10,000	$10,400
Performance Food Group, Inc.
5.500% due 06/01/2024	7,000	7,053
PetSmart, Inc.
7.125% due 03/15/2023	25,000	14,312
Pilgrim’s Pride Corp.
5.750% due 03/15/2025	20,000	19,475
5.875% due 09/30/2027	5,000	4,713
Pinnacle Entertainment, Inc.
5.625% due 05/01/2024	10,875	11,419
Pinnacle Foods Finance LLC
4.875% due 05/01/2021	5,000	5,044
5.875% due 01/15/2024	5,000	5,200
Pinnacle Operating Corp.
9.000% due 05/15/2023	642	610
Pisces Midco, Inc.
8.000% due 04/15/2026 (a)	15,500	15,500
Platform Specialty Products Corp.
5.875% due 12/01/2025	10,000	9,787
6.500% due 02/01/2022	5,000	5,094
Ply Gem Industries, Inc.
6.500% due 02/01/2022	14,625	15,104
Post Holdings, Inc.
5.000% due 08/15/2026	25,000	23,812
5.500% due 03/01/2025	5,000	4,938
5.625% due 01/15/2028	10,000	9,587
5.750% due 03/01/2027	20,000	19,800
8.000% due 07/15/2025	7,000	7,884
PQ Corp.
5.750% due 12/15/2025	3,750	3,722
6.750% due 11/15/2022	6,000	6,330
Precision Drilling Corp.
6.500% due 12/15/2021	676	684
7.750% due 12/15/2023	7,925	8,272
Prestige Brands, Inc.
5.375% due 12/15/2021	10,000	10,112
6.375% due 03/01/2024	12,000	12,330
Prime Security Services Borrower LLC
9.250% due 05/15/2023	18,836	20,461
PulteGroup, Inc.
4.250% due 03/01/2021	3,500	3,548
5.000% due 01/15/2027	5,000	4,880
5.500% due 03/01/2026	5,000	5,171
Qorvo, Inc.
6.750% due 12/01/2023	9,000	9,630
7.000% due 12/01/2025	7,500	8,181
Qualitytech LP
4.750% due 11/15/2025	14,000	13,195
Quintiles IMS, Inc.
4.875% due 05/15/2023	15,000	15,356
5.000% due 10/15/2026	20,000	19,968

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Rackspace Hosting, Inc.
8.625% due 11/15/2024 (j)	$12,500	$12,375
Range Resources Corp.
4.875% due 05/15/2025	5,000	4,663
5.000% due 08/15/2022	5,000	4,863
5.000% due 03/15/2023	5,000	4,819
5.750% due 06/01/2021	7,500	7,688
RBS Global, Inc.
4.875% due 12/15/2025	20,000	19,450
RegionalCare Hospital Partners Holdings, Inc.
8.250% due 05/01/2023	20,000	20,900
Revlon Consumer Products Corp.
6.250% due 08/01/2024 (j)	7,050	4,380
Reynolds Group Issuer, Inc.
5.125% due 07/15/2023	20,000	20,219
5.750% due 10/15/2020	9,691	9,824
6.875% due 02/15/2021	4,335	4,400
7.000% due 07/15/2024	7,000	7,341
Rite Aid Corp.
6.125% due 04/01/2023	5,000	5,063
Rivers Pittsburgh Borrower LP
6.125% due 08/15/2021	8,000	7,740
Rockies Express Pipeline LLC
5.625% due 04/15/2020	12,000	12,480
6.000% due 01/15/2019	5,000	5,113
6.875% due 04/15/2040	5,000	5,792
Rowan Cos., Inc.
4.750% due 01/15/2024	12,500	10,469
4.875% due 06/01/2022	10,000	9,150
5.400% due 12/01/2042	4,250	2,996
5.850% due 01/15/2044	7,405	5,295
7.375% due 06/15/2025	7,500	7,069
7.875% due 08/01/2019	2,000	2,070
RSP Permian, Inc.
5.250% due 01/15/2025	10,900	11,322
6.625% due 10/01/2022	5,000	5,238
Sabre GLBL, Inc.
5.250% due 11/15/2023	12,250	12,437
Scientific Games International, Inc.
6.250% due 09/01/2020	15,100	15,194
10.000% due 12/01/2022	15,000	16,209
Scotts Miracle-Gro Co.
5.250% due 12/15/2026	10,000	9,937
Sealed Air Corp.
4.875% due 12/01/2022	5,000	5,069
5.125% due 12/01/2024	10,000	10,224
5.250% due 04/01/2023	7,000	7,228
5.500% due 09/15/2025	2,750	2,853
6.875% due 07/15/2033	6,710	7,482
Sensata Technologies BV
4.875% due 10/15/2023	10,000	10,053
5.000% due 10/01/2025	10,000	9,900

26	PIMCO HIGH YIELD FUND	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sensata Technologies UK Financing Co. PLC
6.250% due 02/15/2026	$24,000	$25,343
ServiceMaster Co. LLC
5.125% due 11/15/2024	15,250	14,792
7.250% due 03/01/2038	2,000	2,030
Signode Industrial Group Lux S.A.
6.375% due 05/01/2022	20,000	20,650
Simmons Foods, Inc.
5.750% due 11/01/2024	10,000	9,088
Sinclair Television Group, Inc.
5.125% due 02/15/2027 (j)	5,000	4,663
5.375% due 04/01/2021	5,000	5,056
5.625% due 08/01/2024	10,000	9,950
5.875% due 03/15/2026	5,000	4,969
Sirius XM Radio, Inc.
5.000% due 08/01/2027	5,000	4,725
5.375% due 04/15/2025	15,000	14,925
Sotera Health Holdings LLC
6.500% due 05/15/2023	13,250	13,382
Sotera Health Topco, Inc. (8.125% Cash or 8.875% PIK)
8.125% due 11/01/2021 (b)	12,500	12,594
Southwestern Energy Co.
4.100% due 03/15/2022	20,000	19,250
6.700% due 01/23/2025	10,000	9,750
7.500% due 04/01/2026	10,000	10,150
Spectrum Brands, Inc.
5.750% due 07/15/2025	15,000	15,375
6.125% due 12/15/2024	8,000	8,280
SPX FLOW, Inc.
5.625% due 08/15/2024	15,000	15,337
5.875% due 08/15/2026	15,375	15,875
Standard Industries, Inc.
4.750% due 01/15/2028	15,250	14,426
5.000% due 02/15/2027	7,000	6,812
5.375% due 11/15/2024	17,000	17,297
6.000% due 10/15/2025	20,000	20,600
Station Casinos LLC
5.000% due 10/01/2025	10,000	9,525
Steel Dynamics, Inc.
5.000% due 12/15/2026	4,650	4,662
5.125% due 10/01/2021	10,225	10,416
5.500% due 10/01/2024	4,000	4,135
Suburban Propane Partners LP
5.750% due 03/01/2025	5,000	4,825
Sunoco LP
4.875% due 01/15/2023	8,475	8,189
5.500% due 02/15/2026	5,100	4,934
5.875% due 03/15/2028	5,000	4,844
Syniverse Holdings, Inc.
9.125% due 01/15/2019	940	938

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
T-Mobile USA, Inc.
4.500% due 02/01/2026	$9,125	$8,771
4.750% due 02/01/2028	9,250	8,903
6.375% due 03/01/2025	20,000	20,950
6.500% due 01/15/2026	17,000	18,105
6.625% due 04/01/2023	25,000	25,828
6.836% due 04/28/2023	12,150	12,606
Team Health Holdings, Inc.
6.375% due 02/01/2025 (j)	25,000	21,565
Teck Resources Ltd.
3.750% due 02/01/2023	5,000	4,825
4.500% due 01/15/2021	15,000	15,169
4.750% due 01/15/2022	5,000	5,088
6.000% due 08/15/2040	4,000	4,140
6.125% due 10/01/2035	20,000	21,300
6.250% due 07/15/2041	10,000	10,650
8.500% due 06/01/2024	4,000	4,455
TEGNA, Inc.
4.875% due 09/15/2021	3,500	3,535
5.500% due 09/15/2024	7,500	7,678
Teine Energy Ltd.
6.875% due 09/30/2022	10,000	10,250
Teleflex, Inc.
4.875% due 06/01/2026	6,250	6,219
5.250% due 06/15/2024	2,500	2,569
Telenet Finance Luxembourg Notes SARL
5.500% due 03/01/2028	15,000	14,419
Tempur Sealy International, Inc.
5.500% due 06/15/2026	9,500	9,167
5.625% due 10/15/2023	10,000	10,083
Tenet Healthcare Corp.
4.375% due 10/01/2021	5,000	4,938
4.625% due 07/15/2024	10,000	9,650
5.125% due 05/01/2025	20,000	19,300
6.000% due 10/01/2020	5,000	5,188
6.750% due 06/15/2023 (j)	10,000	9,825
8.125% due 04/01/2022	15,000	15,694
Tennant Co.
5.625% due 05/01/2025	10,000	10,250
Terex Corp.
5.625% due 02/01/2025	10,000	10,025
TransDigm, Inc.
6.000% due 07/15/2022	5,000	5,113
6.375% due 06/15/2026	12,000	12,120
6.500% due 07/15/2024	12,000	12,330
Transocean, Inc.
6.800% due 03/15/2038 (j)	10,000	7,850
7.500% due 01/15/2026	5,250	5,184
7.500% due 04/15/2031	22,000	19,497
9.000% due 07/15/2023	27,000	28,822
TreeHouse Foods, Inc.
4.875% due 03/15/2022	5,000	5,000
6.000% due 02/15/2024	5,000	5,050

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	27

Schedule of Investments PIMCO High Yield Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Tribune Media Co.
5.875% due 07/15/2022		$10,000	$10,187
Triumph Group, Inc.
4.875% due 04/01/2021		7,500	7,369
7.750% due 08/15/2025		5,000	5,138
U.S. Concrete, Inc.
6.375% due 06/01/2024		15,000	15,637
U.S. Foods, Inc.
5.875% due 06/15/2024		14,500	14,899
United Rentals North America, Inc.
4.625% due 07/15/2023		2,750	2,808
4.625% due 10/15/2025		8,000	7,800
4.875% due 01/15/2028		10,000	9,675
5.500% due 07/15/2025		12,000	12,330
5.500% due 05/15/2027		15,500	15,655
5.875% due 09/15/2026		5,000	5,219
United States Steel Corp.
8.375% due 07/01/2021		1,758	1,892
Unitymedia GmbH
6.125% due 01/15/2025		15,000	15,806
Unitymedia Hessen GmbH & Co. KG
5.000% due 01/15/2025		13,750	14,059
Univar USA, Inc.
6.750% due 07/15/2023		10,000	10,362
Univision Communications, Inc.
5.125% due 05/15/2023		10,000	9,551
5.125% due 02/15/2025		34,000	31,790
6.750% due 09/15/2022		3,224	3,333
UPC Holding BV
5.500% due 01/15/2028		20,000	18,500
UPCB Finance Ltd.
5.375% due 01/15/2025		15,000	14,550
USA Compression Partners LP
6.875% due 04/01/2026		5,000	5,088
USG Corp.
4.875% due 06/01/2027		10,000	10,125
5.500% due 03/01/2025		20,000	20,925
Valeant Pharmaceuticals International, Inc.
4.500% due 05/15/2023	EUR	6,000	6,554
5.500% due 03/01/2023		$15,000	13,181
5.500% due 11/01/2025		20,000	19,545
5.625% due 12/01/2021		5,000	4,794
5.875% due 05/15/2023		15,000	13,369
6.500% due 03/15/2022		5,000	5,181
7.000% due 03/15/2024		10,000	10,462
7.250% due 07/15/2022		10,000	10,037
9.000% due 12/15/2025		3,500	3,491
9.250% due 04/01/2026		10,500	10,487
VeriSign, Inc.
4.625% due 05/01/2023		10,000	10,034
4.750% due 07/15/2027		5,000	4,813
5.250% due 04/01/2025		6,250	6,375

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Versum Materials, Inc.
5.500% due 09/30/2024	$11,000	$11,412
ViaSat, Inc.
5.625% due 09/15/2025	12,000	11,614
Videotron Ltd.
5.000% due 07/15/2022	10,000	10,187
5.125% due 04/15/2027	7,250	7,123
Virgin Media Finance PLC
5.750% due 01/15/2025	8,000	7,690
6.000% due 10/15/2024	10,000	9,937
Virgin Media Secured Finance PLC
5.250% due 01/15/2026	20,000	19,325
5.500% due 08/15/2026	14,000	13,641
Welbilt, Inc.
9.500% due 02/15/2024	10,000	11,200
WellCare Health Plans, Inc.
5.250% due 04/01/2025	11,775	11,849
WESCO Distribution, Inc.
5.375% due 12/15/2021	4,000	4,080
5.375% due 06/15/2024	10,000	10,087
West Street Merger Sub, Inc.
6.375% due 09/01/2025	26,000	24,895
Whiting Petroleum Corp.
5.750% due 03/15/2021 (j)	5,000	5,062
6.625% due 01/15/2026	5,500	5,548
Williams Cos., Inc.
4.550% due 06/24/2024	22,000	22,263
Wind Tre SpA
5.000% due 01/20/2026	34,000	29,061
WMG Acquisition Corp.
5.000% due 08/01/2023	8,500	8,543
WPX Energy, Inc.
5.250% due 09/15/2024	5,000	4,950
6.000% due 01/15/2022	7,000	7,228
7.500% due 08/01/2020	3,347	3,598
8.250% due 08/01/2023	5,000	5,625
WR Grace & Co-Conn
5.125% due 10/01/2021	10,000	10,262
5.625% due 10/01/2024	8,830	9,128
Wynn Las Vegas LLC
5.250% due 05/15/2027	20,000	19,650
5.500% due 03/01/2025	20,000	20,150
Wynn Macau Ltd.
5.500% due 10/01/2027	5,000	4,913
XPO Logistics, Inc.
6.500% due 06/15/2022	12,000	12,420
Yum! Brands, Inc.
6.875% due 11/15/2037	5,250	5,618
Zayo Group LLC
5.750% due 01/15/2027	17,000	16,639
6.375% due 05/15/2025	2,000	2,078

28	PIMCO HIGH YIELD FUND	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ZF North America Capital, Inc.
4.750% due 04/29/2025	$11,000	$11,165
Ziggo Bond Finance BV
5.875% due 01/15/2025	10,000	9,500
Ziggo Secured Finance BV
5.500% due 01/15/2027	20,000	18,844

		5,983,639

UTILITIES 8.5%
AmeriGas Partners LP
5.500% due 05/20/2025	7,500	7,275
5.750% due 05/20/2027	4,000	3,845
Antero Midstream Partners LP
5.375% due 09/15/2024	5,300	5,366
Blue Racer Midstream LLC
6.125% due 11/15/2022	20,000	20,450
Calpine Corp.
5.250% due 06/01/2026	15,000	14,531
5.375% due 01/15/2023	17,000	16,338
5.750% due 01/15/2025	20,000	18,350
CenturyLink, Inc.
5.800% due 03/15/2022	15,000	14,719
6.450% due 06/15/2021	10,000	10,250
7.500% due 04/01/2024 (j)	10,000	10,100
Covanta Holding Corp.
5.875% due 03/01/2024	2,000	1,965
5.875% due 07/01/2025	10,000	9,725
6.375% due 10/01/2022	5,000	5,100
CrownRock LP
5.625% due 10/15/2025	17,500	17,369
Embarq Corp.
7.995% due 06/01/2036	7,500	7,106
Frontier Communications Corp.
6.875% due 01/15/2025 (j)	15,000	8,944
7.125% due 03/15/2019	10,000	10,037
8.500% due 04/01/2026	4,250	4,133
10.500% due 09/15/2022	10,000	8,413
11.000% due 09/15/2025	6,000	4,526
Genesis Energy LP
5.625% due 06/15/2024	4,000	3,790
6.000% due 05/15/2023	9,000	8,910
6.250% due 05/15/2026	10,000	9,550
6.500% due 10/01/2025	8,000	7,880
6.750% due 08/01/2022	10,000	10,312
Jonah Energy LLC
7.250% due 10/15/2025	14,000	12,670
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023	2,500	2,581
NGL Energy Partners LP
6.125% due 03/01/2025	5,000	4,788
7.500% due 11/01/2023	5,000	5,038

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NGPL PipeCo LLC
4.375% due 08/15/2022	$6,175	$6,160
4.875% due 08/15/2027	6,700	6,625
NRG Energy, Inc.
6.250% due 07/15/2022	5,000	5,174
6.250% due 05/01/2024	10,000	10,350
6.625% due 01/15/2027	20,000	20,550
NRG Yield Operating LLC
5.000% due 09/15/2026	10,000	9,875
5.375% due 08/15/2024	2,000	2,018
NSG Holdings LLC
7.750% due 12/15/2025	22,141	24,410
Parsley Energy LLC
5.250% due 08/15/2025	5,000	4,981
5.375% due 01/15/2025	15,000	15,037
5.625% due 10/15/2027	10,000	10,025
6.250% due 06/01/2024	8,500	8,829
Red Oak Power LLC
9.200% due 11/30/2029	3,795	4,355
Sprint Capital Corp.
6.900% due 05/01/2019	5,000	5,163
8.750% due 03/15/2032	20,000	20,950
Sprint Communications, Inc.
6.000% due 11/15/2022	15,000	14,756
7.000% due 03/01/2020	5,000	5,263
7.000% due 08/15/2020	20,000	20,850
9.000% due 11/15/2018	1,854	1,914
Sprint Corp.
7.125% due 06/15/2024	15,000	14,662
7.250% due 09/15/2021	20,000	20,725
7.625% due 02/15/2025 (j)	14,000	13,807
7.875% due 09/15/2023	40,000	40,950
Talen Energy Supply LLC
6.500% due 06/01/2025	8,500	6,035
Tallgrass Energy Partners LP
5.500% due 09/15/2024	5,000	5,113
5.500% due 01/15/2028	10,000	10,100
Targa Resources Partners LP
4.250% due 11/15/2023	12,000	11,565
5.000% due 01/15/2028	7,000	6,703
5.250% due 05/01/2023	5,000	5,050
Telecom Italia Capital S.A.
6.375% due 11/15/2033	12,625	13,761
7.200% due 07/18/2036	6,000	7,065
Telecom Italia SpA
5.303% due 05/30/2024	15,000	15,319
Tenaska Alabama Partners LP
7.000% due 06/30/2021	11,330	11,684
TerraForm Power Operating LLC
4.250% due 01/31/2023	12,000	11,565
5.000% due 01/31/2028	15,000	14,287
6.625% due 06/15/2025	3,150	3,398

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	29

Schedule of Investments PIMCO High Yield Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Transocean Proteus Ltd.
6.250% due 12/01/2024	$7,650	$7,813

		680,948

Total Corporate Bonds & Notes (Cost $7,326,264)		7,352,935

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Countrywide Alternative Loan Trust
3.364% due 10/25/2035 ^~	44	38
Countrywide Home Loan Mortgage Pass- Through Trust
3.351% due 02/20/2036 ^~	104	91
Credit Suisse Mortgage Capital Mortgage- Backed Trust
6.000% due 10/25/2021 ^	5	5
First Horizon Alternative Mortgage Securities Trust
3.516% due 10/25/2034 ~	29	29
GreenPoint Mortgage Funding Trust
2.072% (US0001M + 0.200%) due 10/25/2046 ~	590	499
2.072% (US0001M + 0.200%) due 12/25/2046 ^~	411	373
GSR Mortgage Loan Trust
3.680% due 04/25/2035 ~	22	21
HarborView Mortgage Loan Trust
3.700% due 08/19/2036 ^~	85	79
Lehman XS Trust
2.112% (US0001M + 0.240%) due 09/25/2046 ^~	20	26
Residential Accredit Loans, Inc. Trust
4.608% due 09/25/2035 ^~	106	93
Structured Asset Mortgage Investments Trust
2.058% (US0001M + 0.250%) due 07/19/2035 ~	34	34
2.082% (US0001M + 0.210%) due 05/25/2036 ~	1,154	973
TBW Mortgage-Backed Trust
6.015% due 07/25/2037	244	180
WaMu Mortgage Pass-Through Certificates Trust
2.282% (US0001M + 0.410% due 12/25/2045 ~	239	230

Total Non-Agency Mortgage-Backed Securities (Cost $2,211)		2,671

ASSET-BACKED SECURITIES 0.0%
Morgan Stanley Mortgage Loan Trust
2.232% (US0001M + 0.360%) due 04/25/2037 ~	347	183

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NovaStar Mortgage Funding Trust
1.972% (US0001M + 0.100%) due 03/25/2037 ~		$74	$39

Total Asset-Backed Securities (Cost $316)			222

		SHARES
COMMON STOCKS 0.0%

HEALTH CARE 0.0%
NVHL S.A. ‘A’ «(c)(i)		170,260	336
NVHL S.A. ‘B’ «(c)(i)		170,260	336
NVHL S.A. ‘C’ «(c)(i)		170,260	335
NVHL S.A. ‘D’ «(c)(i)		170,260	335
NVHL S.A. ‘E’ «(c)(i)		170,260	335
NVHL S.A. ‘F’ «(c)(i)		170,260	335
NVHL S.A. ‘G’ «(c)(i)		170,260	335
NVHL S.A. ‘H’ «(c)(i)		170,260	335
NVHL S.A. ‘I’ «(c)(i)		170,260	335
NVHL S.A. ‘J’ «(c)(i)		170,260	335

			3,352

INFORMATION TECHNOLOGY 0.0%
Local Insight Media Holdings, Inc. «(i)		6,323	61

Total Common Stocks (Cost $5,538)			3,413

WARRANTS 0.0%

INFORMATION TECHNOLOGY 0.0%
Novasep Holding SAS - Exp. 05/31/2019 «		2,421,000	146

Total Warrants (Cost $0)			146

PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%
Pinnacle Agriculture Holdings LLC
3.000% «(i)		657,554	308

Total Preferred Securities (Cost $437)			308

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.3%

JAPAN TREASURY BILLS 0.2%
(0.156)% due 04/23/2018 (e)(f)	JPY	1,443,000	13,562

30	PIMCO HIGH YIELD FUND	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.1%
1.537% due 04/19/2018 - 04/26/2018 (d)(e)(l)(n)	$5,185	$5,181

Total Short-Term Instruments (Cost $18,175)		18,743

Total Investments in Securities (Cost $7,428,628)		7,453,304

	SHARES
INVESTMENTS IN AFFILIATES 8.5%

SHORT-TERM INSTRUMENTS 8.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.5%
PIMCO Short-Term Floating NAV Portfolio III	68,694,698	678,910

SHARES	MARKET VALUE (000S)
Total Short-Term Instruments (Cost $678,892)	$678,910

Total Investments in Affiliates (Cost $678,892)	678,910

Total Investments 101.3% (Cost $8,107,520)	$8,132,214

Financial Derivative Instruments (k)(m) 0.0% (Cost or Premiums, net $19,448)	(3,158)

Other Assets and Liabilities, net (1.3)%	(101,999)

Net Assets 100.0%	$8,027,057

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	31

Schedule of Investments PIMCO High Yield Fund (Cont.)

(i)  RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Local Insight Media Holdings, Inc.	11/18/2011	$0	$61	0.00%
NVHL S.A. ‘A’	03/09/2012	553	336	0.01
NVHL S.A. ‘B’	03/09/2012	553	336	0.01
NVHL S.A. ‘C’	03/09/2012	554	335	0.01
NVHL S.A. ‘D’	03/09/2012	554	335	0.01
NVHL S.A. ‘E’	03/09/2012	554	335	0.01
NVHL S.A. ‘F’	03/09/2012	554	335	0.00
NVHL S.A. ‘G’	03/09/2012	554	335	0.00
NVHL S.A. ‘H’	03/09/2012	554	335	0.00
NVHL S.A. ‘I’	03/09/2012	554	335	0.00
NVHL S.A. ‘J’	03/09/2012	554	335	0.00
Pinnacle Agriculture Holdings LLC	08/20/2014 - 09/05/2014	437	308	0.00

		$5,975	$3,721	0.05%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BCY	(1.350)%	01/16/2018	01/12/2020	$(5,747)	$(5,731)
	(1.000)	11/02/2017	10/31/2019	(4,331)	(4,313)
	(1.000)	01/08/2018	01/05/2020	(2,945)	(2,938)
	(1.000)	03/29/2018	10/30/2019	(4,303)	(4,303)
	(0.500)	08/09/2017	08/07/2019	(4,810)	(4,794)
	(0.500)	09/27/2017	08/07/2019	(1,886)	(1,881)
	(0.500)	02/22/2018	09/26/2019	(2,070)	(2,069)
	(0.350)	01/12/2018	01/24/2020	(8,535)	(8,528)
	(0.250)	11/17/2017	01/12/2020	(4,636)	(4,632)
	(0.250)	02/12/2018	11/16/2019	(2,420)	(2,419)
	(0.250)	03/23/2018	11/27/2019	(3,884)	(3,884)
	(0.100)	01/16/2018	03/22/2020	(1,840)	(1,840)
	0.000	11/28/2017	01/12/2020	(1,321)	(1,321)
	0.000	02/08/2018	11/27/2019	(10,344)	(10,344)
	0.500	03/23/2018	02/08/2020	(16,610)	(16,612)
	0.600	03/23/2018	03/22/2020	(4,416)	(4,416)
	0.750	03/23/2018	03/22/2020	(3,932)	(3,933)
	1.000	03/23/2018	03/22/2020	(11,089)	(11,092)
	1.150	03/23/2018	03/22/2020	(8,134)	(8,134)
	1.250	03/23/2018	03/22/2020	(12,584)	(12,588)
	1.350	03/23/2018	03/22/2020	(11,478)	(11,482)
RDR	(0.250)	03/29/2018	12/06/2019	(1,996)	(1,996)
	0.250	10/23/2017	10/23/2019	(8,433)	(8,442)

Total Reverse Repurchase Agreements					$(137,692)

32	PIMCO HIGH YIELD FUND	See Accompanying Notes

March 31, 2018

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BCY	$0	$(127,254)	$0	$(127,254)	$138,599	$11,345
RDR	0	(10,438)	0	(10,438)	10,663	225

Total Borrowings and Other Financing Transactions	$0	$(137,692)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(137,692)	$(137,692)

Total Borrowings	$0	$0	$0	$(137,692)	$(137,692)

Payable for reverse repurchase agreements					$(137,692)

(j)	Securities with an aggregate market value of $149,262 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(119,591) at a weighted average interest rate of (0.377)%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures	$120.000	05/25/2018	742	$742	$(266)	$(232)
Call - CBOT U.S. Treasury 10-Year Note June 2018 Futures	122.000	05/25/2018	742	742	(277)	(313)

Total Written Options					$(543)	$(545)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	33

Schedule of Investments PIMCO High Yield Fund (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
CDX.HY-30 05-Year Index	5.000%	Quarterly	06/20/2023	$100,000	$6,053	$150	$6,203	$450	$0
CDX.HY-28 5-Year Index	5.000	Quarterly	06/20/2022	49,500	3,440	184	3,624	181	0
CDX.HY-29 5-Year Index	5.000	Quarterly	12/20/2022	150,000	11,462	(1,505)	9,957	612	0

Total Swap Agreements					$20,955	$(1,171)	$19,784	$1,243	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$1,243	$1,243	$(545)	$0	$0	$(545)

(l)	Securities with an aggregate market value of $549 and cash of $19,274 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2018	$	13,396	EUR	10,836	$0	$(63)
BPS	04/2018	JPY	370,000	$	3,343	0	(139)

34	PIMCO HIGH YIELD FUND	See Accompanying Notes

March 31, 2018

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
FBF	05/2018	$	1,209	CHF	1,125	$0	$(29)
GLM	04/2018	EUR	32,510	$	40,200	198	0
	04/2018	$	6,768	EUR	5,453	0	(58)
JPM	04/2018	GBP	917	$	1,263	0	(24)
	04/2018	JPY	400,000		3,614	0	(149)
UAG	04/2018		673,000		6,077	0	(255)
	04/2018	$	20,091	EUR	16,221	0	(132)
	05/2018	EUR	16,221	$	20,133	133	0

Total Forward Foreign Currency Contracts						$331	$(849)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950%	07/18/2018	$ 6,700	$(11)	$(9)
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018	9,000	(15)	(13)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	6,700	(10)	(8)

						$(36)	$(30)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	$	99.438	05/07/2018	$ 40,800	$(109)	$(91)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048		100.438	05/07/2018	40,800	(102)	(122)

						$(211)	$(213)

Total Written Options						$(247)	$(243)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/ Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD- LIBOR plus a specified spread	Maturity	06/20/2018	$25,000	$(94)	$(78)	$0	$(172)
	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD- LIBOR plus a specified spread	Maturity	09/20/2018	50,000	(158)	(430)	0	(588)
CBK	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD- LIBOR plus a specified spread	Maturity	12/20/2018	25,000	(94)	(85)	0	(179)
GST	Receive	iBoxx USD Liquid High Yield Index	3	3-Month USD- LIBOR plus a specified spread	Maturity	12/20/2018	100,000	(205)	(1,170)	0	(1,375)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	35

Schedule of Investments PIMCO High Yield Fund (Cont.)

Counterparty	Pay/ Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
JPM	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD- LIBOR plus a specified spread	Maturity	12/20/2018	$25,000	$(66)	$(250)	$0	$(316)
MYC	Receive	iBoxx USD Liquid High Yield Index	2	3-Month USD- LIBOR plus a specified spread	Maturity	12/20/2018	35,000	(100)	(365)	0	(465)

Total Swap Agreements								$(717)	$(2,378)	$0	$(3,095)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$0	$0	$0	$0	$(63)	$0	$(760)	$(823)	$(823)	$989	$166
BPS	0	0	0	0	(139)	0	0	(139)	(139)	0	(139)
BRC	0	0	0	0	0	(9)	0	(9)	(9)	0	(9)
CBK	0	0	0	0	0	0	(179)	(179)	(179)	266	87
DUB	0	0	0	0	0	(13)	0	(13)	(13)	0	(13)
FBF	0	0	0	0	(29)	0	0	(29)	(29)	0	(29)
GLM	198	0	0	198	(58)	0	0	(58)	140	0	140
GST	0	0	0	0	0	0	(1,375)	(1,375)	(1,375)	1,603	228
JPM	0	0	0	0	(173)	(221)	(316)	(710)	(710)	686	(24)
MYC	0	0	0	0	0	0	(465)	(465)	(465)	295	(170)
UAG	133	0	0	133	(387)	0	0	(387)	(254)	307	53

Total Over the Counter	$331	$0	$0	$331	$(849)	$(243)	$(3,095)	$(4,187)

(n)	Securities with an aggregate market value of $4,325 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)

Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

36	PIMCO HIGH YIELD FUND	See Accompanying Notes

March 31, 2018

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$1,243	$0	$0	$0	$1,243

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$331	$0	$331

	$0	$1,243	$0	$331	$0	$1,574

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$545	$545

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$849	$0	$849
Written Options	0	30	0	0	213	243
Swap Agreements	0	0	0	0	3,095	3,095

	$0	$30	$0	$849	$3,308	$4,187

	$0	$30	$0	$849	$3,853	$4,732

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$34,819	$0	$0	$125	$34,944

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(20,321)	$0	$(20,321)
Swap Agreements	0	41	0	0	(1,526)	(1,485)

	$0	$41	$0	$(20,321)	$(1,526)	$(21,806)

	$0	$34,860	$0	$(20,321)	$(1,401)	$13,138

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(2)	$(2)
Swap Agreements	0	(18,386)	0	0	0	(18,386)

	$0	$(18,386)	$0	$0	$(2)	$(18,388)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$104	$0	$104
Written Options	0	6	0	0	(2)	4
Swap Agreements	0	0	0	0	(2,378)	(2,378)

	$0	$6	$0	$104	$(2,380)	$(2,270)

	$0	$(18,380)	$0	$104	$(2,382)	$(20,658)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	37

Schedule of Investments PIMCO High Yield Fund (Cont.)

March 31, 2018

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$74,866	$0	$74,866
Corporate Bonds & Notes
Banking & Finance	0	688,348	0	688,348
Industrials	0	5,983,639	0	5,983,639
Utilities	0	680,948	0	680,948
Non-Agency Mortgage-Backed Securities	0	2,671	0	2,671
Asset-Backed Securities	0	222	0	222
Common Stocks
Health Care	0	0	3,352	3,352
Information Technology	0	0	61	61
Warrants
Information Technology	0	0	146	146
Preferred Securities
Industrials	0	0	308	308
Short-Term Instruments
Japan Treasury Bills	0	13,562	0	13,562
U.S. Treasury Bills	0	5,181	0	5,181
	$0	$7,449,437	$3,867	$7,453,304

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$678,910	$0	$0	$678,910

Total Investments	$678,910	$7,449,437	$3,867	$8,132,214

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,243	0	1,243
Over the counter	0	331	0	331
	$0	$1,574	$0	$1,574

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(545)	0	(545)
Over the counter	0	(4,187)	0	(4,187)
	$0	$(4,732)	$0	$(4,732)

Total Financial Derivative Instruments	$0	$(3,158)	$0	$(3,158)

Totals	$678,910	$7,446,279	$3,867	$8,129,056

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

38	PIMCO HIGH YIELD FUND	See Accompanying Notes

Notes to Financial Statements

March 31, 2018

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class A, Class C and Class R shares of the PIMCO High Yield Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

On March 23, 2018, PIMCO processed an automatic conversion of all Class D shares of the Fund into Class A shares of the Fund. Shareholders of Class D received Class A shares of equal value to their outstanding shares of Class D as of March 23, 2018. The conversion was tax-free and shareholders did not have to pay any sales charge, fee or other charge in connection with the conversion.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

ANNUAL REPORT	MARCH 31, 2018	39

Notes to Financial Statements (Cont.)

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

40	PIMCO HIGH YIELD FUND

March 31, 2018

If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05, which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The

ANNUAL REPORT	MARCH 31, 2018	41

Notes to Financial Statements (Cont.)

compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by

42	PIMCO HIGH YIELD FUND

March 31, 2018

market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

ANNUAL REPORT	MARCH 31, 2018	43

Notes to Financial Statements (Cont.)

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are

44	PIMCO HIGH YIELD FUND

March 31, 2018

observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data,

ANNUAL REPORT	MARCH 31, 2018	45

Notes to Financial Statements (Cont.)

estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

46	PIMCO HIGH YIELD FUND

March 31, 2018

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The tables below show the Fund’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2018 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$0	$300,705	$(300,795)	$90	$0	$0	$865	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$1,172,372	$3,833,055	$(4,326,100)	$(390)	$(27)	$678,910	$17,355	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

ANNUAL REPORT	MARCH 31, 2018	47

Notes to Financial Statements (Cont.)

Loan Participations, Assignments and Originations  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of March 31, 2018, the Fund had $ 62,250,000 in unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or

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guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities  (“PIKs”) may give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statement of Assets and Liabilities.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund at March 31, 2018 are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

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Notes to Financial Statements (Cont.)

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Warrants  are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit the Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

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The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Line of Credit  The Fund entered into a 364-day senior unsecured revolving credit agreement with State Street Bank & Trust Company and other commercial banks to be utilized for temporary purposes to fund shareholder redemptions or for other short-term liquidity purposes. State Street Bank & Trust Company serves as both a bank and as an agent for the other banks that are parties to the agreement. The Fund pays financing charges based on a combination of LIBOR-based variable plus a credit spread. The Fund also pays a fee of 0.15% per annum on the unused commitment amounts. As of March 31, 2018, if applicable any outstanding borrowings would be disclosed as a payable for line of credit on the Statements of Assets and Liabilities. Commitment, upfront and interest fees, if any, paid by the Fund are disclosed as part of the interest expense on the Statement of Operations.

During the period, there were no borrowings on this line of credit. The maximum available commitment and related fees for the revolving credit agreement are:

Maximum Available Commitment*	Expiration Date	Commitment and Upfront Fees
$543,000,000	09/04/2018	$1,213,421

*	Maximum available commitment prior to renewal on September 5, 2017, for the Fund was $575,294,118. The agreements expire on September 4, 2018 unless extended or renewed.

(b) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(c) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are

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Notes to Financial Statements (Cont.)

recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future

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date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(c) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of

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Notes to Financial Statements (Cont.)

centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

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Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may

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Notes to Financial Statements (Cont.)

use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL RISKS

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

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Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For

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Notes to Financial Statements (Cont.)

derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

58	PIMCO HIGH YIELD FUND

March 31, 2018

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer,

ANNUAL REPORT	MARCH 31, 2018	59

Notes to Financial Statements (Cont.)

events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

60	PIMCO HIGH YIELD FUND

March 31, 2018

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class P	Administrative Class	Class A	Class C	Class R
0.25%	0.30%	0.40%	0.30%	0.40%	0.40%	0.40%

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended March 31, 2018, the Distributor retained $8,573,595 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

ANNUAL REPORT	MARCH 31, 2018	61

Notes to Financial Statements (Cont.)

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000 and each other committee chair receives an additional annual retainer of $4,500. Each Trustee, other than the Trustees affiliated with PIMCO, or its affiliates, receives $775 for each Valuation Oversight Committee meeting attended. In addition, the Valuation Oversight Committee co-leads together receive an additional retainer of $11,500, which amount is divided evenly among the co-leads so that each individually receives an additional annual retainer of $5,750. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. At March 31, 2018, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

62	PIMCO HIGH YIELD FUND

March 31, 2018

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2018, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Purchases	Sales
$150,657	$545,170

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2018, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$0	$0	$2,252,198	$4,266,081

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL REPORT	MARCH 31, 2018	63

Notes to Financial Statements (Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 03/31/2018				Year Ended 03/31/2017
	Shares		Amount		Shares	Amount

Receipts for shares sold
Institutional Class	337,250		$3,026,151		601,238	$5,266,685
Class P	19,975		179,539		89,896	773,036
Administrative Class	50,554		452,270		41,613	367,133
Class D	14,989		134,883		24,898	217,064
Class A	55,835	(a)	493,273	(a)	22,343	194,857
Class C	945		8,498		2,747	23,874
Class R	1,154		10,331		1,415	12,357

Issued as reinvestment of distributions
Institutional Class	35,929		322,227		37,319	326,488
Class P	2,088		18,739		2,836	24,783
Administrative Class	3,220		28,877		2,333	20,427
Class D	1,428		12,843		2,304	20,122
Class A	3,077		27,591		3,279	28,656
Class C	644		5,778		1,390	12,155
Class R	163		1,461		182	1,591

Cost of shares redeemed
Institutional Class	(634,815)		(5,671,629)		(486,274)	(4,235,723)
Class P	(32,399)		(290,386)		(201,378)	(1,764,381)
Administrative Class	(31,487)		(282,034)		(44,729)	(393,461)
Class D	(53,399	)(a)	(471,136	)(a)	(39,731)	(345,948)
Class A	(29,339)		(263,137)		(37,339)	(324,635)
Class C	(20,868)		(186,569)		(10,242)	(89,596)
Class R	(1,406)		(12,577)		(1,734)	(15,111)
Net increase (decrease) resulting from Fund share transactions	(276,462)		$(2,455,007)		12,366	$120,373

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	On March 23, 2018, 27,983 Class D shares in the amount of $243,622 converted into Class A shares of the Fund.

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

64	PIMCO HIGH YIELD FUND

March 31, 2018

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2018, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of March 31, 2018, the components of distributable taxable earnings are as follows (amounts in thousands†):

PIMCO High Yield Fund

Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral — Capital(5)	Qualified Late-Year Loss Deferral — Ordinary(6)
$0	$0	$12,961	$(4,885)	$(68,403)	$0	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain options and forward contracts for federal income tax purposes. Also, adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, straddle loss deferrals, and Lehman securities.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for distributions payable at fiscal year-end.
(4)	Capital losses available to offset future net capital gains expire in varying amounts as shown below.
(5)	Capital losses realized during the period November 1, 2017 through March 31, 2018 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2017 through March 31, 2018 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considereed all short-term under previous law. As of March 31, 2018, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

PIMCO High Yield Fund

Short-Term	Long-Term
$0	$68,403
†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL REPORT	MARCH 31, 2018	65

Notes to Financial Statements (Cont.)

March 31, 2018

As of March 31, 2018, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

PIMCO High Yield Fund

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)
$8,133,324	$178,440	$(164,168)	$14,272
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to open wash sale loss deferrals, unrealized gain or loss on certain options and forward contracts, realized and unrealized gain (loss) swap contracts, straddle loss deferrals, and Lehman securities.

For the fiscal years ended March 31, 2018 and March 31, 2017, respectively, the Fund made the following tax basis distributions (amounts in thousands†):

PIMCO High Yield Fund

March 31, 2018			March 31, 2017
Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)
$497,128	$0	$18,887	$571,025	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

16. SUBSEQUENT EVENTS

On February 13, 2018, the Board approved a proposal to change the name of Class P for all Funds of the Trust that offer such class to I-2. The name change occurred on April 27, 2018.

There were no other subsequent events identified that require recognition or disclosure.

66	PIMCO HIGH YIELD FUND

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO High Yield Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PIMCO High Yield Fund (one of the funds constituting PIMCO Funds, referred to hereafter as the “Fund”) as of March 31, 2018, the related statement of operations for the year ended March 31, 2018, the statement of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2018 and the financial highlights for each of the five years in the period ended March 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 24, 2018

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

ANNUAL REPORT	MARCH 31, 2018	67

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA
BOA	Bank of America N.A.	GST	Goldman Sachs International
BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.
BRC	Barclays Bank PLC	MYC	Morgan Stanley Capital Services, Inc.
CBK	Citibank N.A.	RDR	RBC Capital Markets LLC
DUB	Deutsche Bank AG	UAG	UBS AG Stamford
FBF	Credit Suisse International

Currency Abbreviations:
CHF	Swiss Franc	JPY	Japanese Yen
EUR	Euro	USD (or $)	United States Dollar
GBP	British Pound

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	LIBOR03M	3 Month USD-LIBOR
CDX.IG	Credit Derivatives Index - Investment Grade	US0001M	1 Month USD Swap Rate

Other Abbreviations:
DAC	Designated Activity Company	TBA	To-Be-Announced
LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles
PIK	Payment-in-Kind

68	PIMCO HIGH YIELD FUND

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code ("Code") and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Fund's fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund's dividend distribution that qualifies under tax law. The percentage of the following Fund's Fiscal 2018 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below:

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2018 was designated as 'qualified dividend income' as defined in the Act subject to reduced tax rates in 2018:

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s†)	Qualified Short-Term Capital Gain (000s†)
PIMCO High Yield Fund	0.00%	0.00%	$442,147	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2019, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2018.

ANNUAL REPORT	MARCH 31, 2018	69

Management of the Trust

The charts below identify the Trustees and executive officers of the Trust. Unless otherwise indicated, the address of all persons below is 650 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call PIMCO at (888) 87-PIMCO or visit the Funds’ website at www.pimco.com.

Name, Year of Birth and Position Held with Trust*	Term of Office and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Public Company and Investment Company Directorships Held by Trustee During the Past 5 Years
Interested Trustees[1]
Brent R. Harris (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO. Formerly, member of Executive Committee, PIMCO.	162	Chairman and Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors, Investment Company Institute.
Peter G. Strelow (1970) Trustee	05/2017 to present	Managing Director and Co-Chief Operating Officer, PIMCO. Formerly, Chief Administrative Officer, PIMCO.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
Independent Trustees
George E. Borst (1948) Trustee	04/2015 to present	Executive Advisor, McKinsey & Company (since 10/14); Formerly, Executive Advisor, Toyota Financial Services (10/13-12/14); and CEO, Toyota Financial Services (1/01-9/13).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, MarineMax Inc.
Jennifer Holden Dunbar (1963) Trustee	04/2015 to present	Managing Director, Dunbar Partners, LLC (business consulting and investments). Formerly, Partner, Leonard Green & Partners, L.P.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT; Director, PS Business Parks; Director, Big 5 Sporting Goods Corporation.
Kym M. Hubbard (1957) Trustee	02/2017 to present	Formerly, Global Head of Investments, Chief Investment Officer and Treasurer, Ernst & Young.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, State Auto Financial Corporation.
Gary F. Kennedy (1955) Trustee	04/2015 to present	Formerly, Senior Vice President, General Counsel and Chief Compliance Officer, American Airlines and AMR Corporation (now American Airlines Group) (1/03-1/14).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
Peter B. McCarthy (1950) Trustee	04/2015 to present	Formerly, Assistant Secretary and Chief Financial Officer, United States Department of Treasury; Deputy Managing Director, Institute of International Finance.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Ronald C. Parker (1951) Lead Independent Trustee	07/2009 to present Lead Independent Trustee - 02/2017 to present	Director of Roseburg Forest Products Company. Formerly, Chairman of the Board, The Ford Family Foundation; and President, Chief Executive Officer, Hampton Affiliates (forestry products).	162	Lead Independent Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Trustee, PIMCO Equity Series and PIMCO Equity Series VIT.

*	Unless otherwise noted, the information for the individuals listed is as of March 31, 2018.
[1]	Mr. Harris and Mr. Strelow are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.
†	Trustees serve until their successors are duly elected and qualified.

70	PIMCO HIGH YIELD FUND

(Unaudited)

Executive Officers

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
Peter G. Strelow (1970) President	01/2015 to present Senior Vice President 11/2013 to 01/2015 Vice President 05/2008 to 11/2013	Managing Director and Co-Chief Operating Officer, PIMCO. President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Chief Administrative Officer, PIMCO.
David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Chief Legal Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management of America L.P.
Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Managing Director and Chief Compliance Officer, PIMCO. Chief Compliance Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Brent R. Harris (1959) Senior Vice President	01/2015 to present President 03/2009 to 01/2015	Managing Director, PIMCO. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, member of Executive Committee, PIMCO.
Joshua D. Ratner (1976)** Vice President - Senior Counsel, Secretary	11/2013 to present Assistant Secretary 10/2007 to 01/2011	Executive Vice President and Deputy General Counsel, PIMCO. Chief Legal Officer, PIMCO Investments LLC. Vice President - Senior Counsel, Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Vice President, Secretary and Chief Legal Officer, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Ryan G. Leshaw (1980) Assistant Secretary	05/2012 to present	Senior Vice President and Senior Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Associate, Willkie Farr & Gallagher LLP.
Wu-Kwan Kit (1981) Assistant Secretary	08/2017 to present	Vice President and Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Assistant General Counsel, VanEck Associates Corp.
Stacie D. Anctil (1969) Vice President	05/2015 to present Assistant Treasurer 11/2003 to 05/2015	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
William G. Galipeau (1974) Vice President	11/2013 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Eric D. Johnson (1970)** Vice President	05/2011 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Bijal Y. Parikh (1978) Vice President	02/2017 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Greggory S. Wolf (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Trent W. Walker (1974) Treasurer	11/2013 to present Assistant Treasurer 05/2007 to 11/2013	Executive Vice President, PIMCO. Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

ANNUAL REPORT	MARCH 31, 2018	71

Management of the Trust  (Cont.)

(Unaudited)

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Executive Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Colleen D. Miller (1980)** Assistant Treasurer	02/2017 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Vice President Cohen & Steers Capital Management.
Christopher M. Morin (1980) Assistant Treasurer	08/2016 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Jason J. Nagler (1982)** Assistant Treasurer	05/2015 to present	Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Head of Mutual Fund Reporting, GMO and Assistant Treasurer, GMO Trust and GMO Series Trust Funds.

*

The term “PIMCO-Sponsored Closed-End Funds” as used herein includes: PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund Inc., PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO Dynamic Credit and Mortgage Income Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II and PIMCO Strategic Income Fund, Inc.; the term “PIMCO-Sponsored Interval Funds” as used herein includes: PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund.

**	The address of these officers is Pacific Investment Management Company LLC, 1633 Broadway, New York, New York 10019.

72	PIMCO HIGH YIELD FUND

Privacy Policy1

(Unaudited)

The Funds2,3 consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ non-public personal information. The Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers or sub-advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial advisor or consultant, and/or from information captured on applicable websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any non-public personal information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds or their affiliates may also retain non-affiliated companies to market Fund shares or products which use Fund shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm and/or financial advisor or consultant.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal or account information to non-affiliated third parties in limited circumstances where the Funds believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect their rights or property, or upon reasonable request by any fund advised by PIMCO in which a shareholder has invested. In addition, the Funds may disclose information about a shareholder or a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, distributors or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds may share may include, for example, a shareholder’s participation in the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transactions with a shareholder, information captured on applicable websites, or other data about a shareholder’s accounts, subject

ANNUAL REPORT	MARCH 31, 2018	73

Privacy Policy1 (Cont.)

(Unaudited)

to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

Information Collected from Websites

Websites maintained by the Funds or their service providers may use a variety of technologies to collect information that help the Funds and their service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. In addition, the Funds or their Service Affiliates may use third parties to place advertisements for the Funds on other websites, including banner advertisements. Such third parties may collect anonymous information through the use of cookies or action tags (such as web beacons). The information these third parties collect is generally limited to technical and web navigation information, such as your IP address, web pages visited and browser type, and does not include personally identifiable information such as name, address, phone number or email address. If you are a registered user of the Funds’ website, the Funds or their service providers or third party firms engaged by the Funds or their service providers may collect or share information submitted by you, which may include personally identifiable information. This information can be useful to the Funds when assessing and offering services and website features. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. The Funds do not look for web browser “do not track” requests.

Changes to the Privacy Policy

From time to time, the Funds may update or revise this privacy policy. If there are changes to the terms of this privacy policy, documents containing the revised policy on the relevant website will be updated.

1 Amended as of February 14, 2017.

2 PIMCO Investments LLC (“PI”) serves as the Funds’ distributor. This Privacy Policy applies to the activities of PI to the extent that PI regularly effects or engages in transactions with or for a Fund shareholder who is the record owner of such shares. For purposes of this Privacy Policy, references to “the Funds” shall include PI when acting in this capacity.

3 When distributing this Policy, a Fund may combine the distribution with any similar distribution of its investment adviser’s privacy policy. The distributed, combined policy may be written in the first person (i.e., by using “we” instead of “the Funds”).

74	PIMCO HIGH YIELD FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, Class P, Administrative Class

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

DST Asset Manager Solutions, Inc.

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF3020AR_033118

PIMCO Funds

Annual Report

March 31, 2018

PIMCO Short-Term Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Following is the PIMCO Funds Annual Report, which covers the 12-month reporting period ended March 31, 2018. On the subsequent pages you will find specific details regarding investment results and a discussion of factors that most affected performance over the reporting period.

For the 12-month reporting period ended March 31, 2018

The U.S. economy continued to expand during the reporting period. Looking back, U.S. gross domestic product (GDP) expanded at an annual pace of 3.1%, 3.2% and 2.9% during the second, third and fourth quarters of 2017, respectively. The Commerce Department’s initial reading — released after the reporting period had ended — showed that first quarter 2018 GDP grew at an annual pace of 2.3%.

The Federal Reserve (Fed) continued to normalize monetary policy during the reporting period. After raising interest rates in March and June 2017, the Fed again raised rates in December, moving the federal funds rate up to a range between 1.25% and 1.50%. In addition, in October 2017, the Fed started to reduce its balance sheet. Finally, at its March 2018 meeting, the Fed again increased rates to a range between 1.50% and 1.75%. The Fed also indicated that it expected to make two additional rate hikes in 2018, although this will be data-dependent.

Economic activity outside the U.S. also accelerated during the reporting period. Regardless, the European Central Bank (ECB) and Bank of Japan maintained their highly accommodative monetary policies. Other central banks took a more hawkish stance. In November 2017, the Bank of England instituted its first rate hike since 2007, and the Bank of Canada raised rates twice during the reporting period. Meanwhile, the ECB indicated that it may pare back its quantitative easing program in 2018.

The U.S. Treasury yield curve flattened during the reporting period, as short-term rates moved up more than their longer-term counterparts. The increase in rates at the short end of the yield curve was mostly due to Fed interest rate hikes. The yield on the benchmark 10-year U.S. Treasury note was 2.74% at the end of the reporting period, up from 2.40% on March 31, 2017. U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 0.43% over the 12 months ended March 31, 2018. Meanwhile the Bloomberg Barclays U.S. Aggregate Bond Index, a widely used index of U.S. investment grade bonds, returned 1.20% over the period. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, outperformed the broad U.S. market. While there were periods of volatility, they performed well given overall solid investor demand. The ICE BofAML U.S. High Yield Index returned 3.69% over the reporting period, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 3.34% over the reporting period. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 12.99% over the reporting period.

2	PIMCO SHORT-TERM FUND

Global equities generally rose over the first 10 months of the period. This rally was driven by a number of factors, including improving global growth, corporate profits that often exceeded expectations and, in the U.S., optimism surrounding the passage of a tax reform bill in December 2017. However, a portion of those gains were given back during the final two months of the period. This was partially due to concerns over less accommodative central bank policies and fears of a trade war. All told, U.S. equities, as represented by the S&P 500 Index, returned 13.99% over the reporting period. Emerging market equities, as measured by the MSCI Emerging Markets Index, returned 24.93% over the period, whereas global equities, as represented by the MSCI World Index, returned 13.59%. Elsewhere, Japanese equities, as represented by the Nikkei 225 Index, returned 15.50% over the reporting period and European equities, as represented by the MSCI Europe Index, returned -0.43%.

Commodity prices fluctuated but generally moved higher during the 12 months ended March 31, 2018. When the reporting period began, crude oil was approximately $51 a barrel. By the end of the period it was roughly $65 a barrel. This ascent was driven in part by planned and observed production cuts by OPEC and the collapse in Venezuelan oil production, as well as good global growth maintaining demand. Elsewhere, gold and copper prices also moved higher over the reporting period.

Finally, during the reporting period, there were periods of volatility in the foreign exchange markets, possibly due, at least in part, to signs of improving global growth, decoupling central bank policies, and a number of geopolitical events. The U.S. dollar generally weakened against other major currencies over the reporting period. For example, the U.S. dollar fell 15.05%, 12.16% and 4.55% versus the euro, British pound and Japanese yen, respectively, during the 12 months ended March 31, 2018.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO. We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds May 24, 2018

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2018	3

Important Information About the PIMCO Short-Term Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Short-Term Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal Risks in the Notes to Financial Statements.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due

4	PIMCO SHORT-TERM FUND

to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class P and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Each benchmark index and Lipper Average does not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P*	Administrative Class	Class A**	Class C	Class R	Diversification Status
PIMCO Short-Term Fund	10/07/87	10/07/87	04/30/08	02/01/96	01/20/97	01/20/97	12/31/02	Diversified

*	See the Subsequent Events Note in the Notes to Financial Statements for information regarding the name of Class P.
**	Effective March 23, 2018, Class D shares were automatically converted into Class A shares of the same Fund.

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the

ANNUAL REPORT	MARCH 31, 2018	5

Important Information About the PIMCO Short-Term Fund (Cont.)

Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of each Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6	PIMCO SHORT-TERM FUND

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ANNUAL REPORT	MARCH 31, 2018	7

PIMCO Short-Term Fund

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (10/07/87)
PIMCO Short-Term Fund Institutional Class	2.11%	1.61%	2.16%	4.32%
PIMCO Short-Term Fund Class P	2.00%	1.51%	2.05%	4.23%
PIMCO Short-Term Fund Administrative Class	1.85%	1.35%	1.90%	4.06%
PIMCO Short-Term Fund Class A	1.85%	1.35%	1.87%	3.95%
PIMCO Short-Term Fund A (adjusted)	(0.44)%	0.89%	1.64%	3.88%
PIMCO Short-Term Fund Class C	1.55%	1.05%	1.56%	3.64%
PIMCO Short-Term Fund Class C (adjusted)	0.55%	1.05%	1.56%	3.64%
PIMCO Short-Term Fund Class R	1.60%	1.10%	1.62%	3.77%
FTSE 3-Month Treasury Bill Index±	1.07%	0.31%	0.31%	3.18%♦
Lipper Ultra-Short Obligation Funds Average	1.26%	0.71%	1.15%	4.23%♦

All Fund returns are net of fees and expenses.

± As of November 2017, Citi’s fixed income indices are being rebranded in connection with the London Stock Exchange Group’s acquisition of the Citi fixed income index business. On or before July 31 2018, “Citi” will be replaced in the indices’ names with “FTSE”. This change does not impact the manner in which the indices are constructed.

♦ Average annual total return since 09/30/1987.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end were 0.53% for Institutional Class shares, 0.63% for Class P shares, 0.78% for Administrative Class shares, 0.78% for Class A shares, 1.08% for Class C shares, and 1.03% for Class R shares. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

8	PIMCO SHORT-TERM FUND

Institutional Class - PTSHX	Class P - PTSPX	Administrative Class - PSFAX
Class A - PSHAX	Class C - PFTCX	Class R - PTSRX

Allocation Breakdown as of 03/31/2018†§

Corporate Bonds & Notes	45.3%
Short-Term Instruments‡	31.3%
Asset-Backed Securities	10.3%
Non-Agency Mortgage-Backed Securities	4.4%
U.S. Treasury Obligations	2.8%
Sovereign Issues	2.6%
U.S. Government Agencies	2.3%
Other	1.0%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO Short-Term Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Exposure to investment grade corporate credit contributed to performance, as this sector generally posted positive total returns.

»	Exposure to securitized debt benefited performance as these securities generally posted positive total returns.
»	Holdings of U.S. dollar denominated emerging market debt contributed to performance, as this sector generally posted positive total returns.

»	Underweight exposure to U.S. rates contributed to relative performance, as interest rates rose.

»	A long U.S. dollar versus the Japanese yen detracted from performance, as the Japanese yen appreciated.

ANNUAL REPORT	MARCH 31, 2018	9

Expense Example PIMCO Short-Term Fund

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from October 1, 2017 to March 31, 2018 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,008.20	$2.85	$1,000.00	$1,022.09	$2.87	0.57%
Class P	1,000.00	1,007.70	3.35	1,000.00	1,021.59	3.38	0.67
Administrative Class	1,000.00	1,007.00	4.10	1,000.00	1,020.84	4.13	0.82
Class A	1,000.00	1,007.00	4.10	1,000.00	1,020.84	4.13	0.82
Class C	1,000.00	1,005.50	5.60	1,000.00	1,019.35	5.64	1.12
Class R	1,000.00	1,005.70	5.35	1,000.00	1,019.60	5.39	1.07

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

10	PIMCO SHORT-TERM FUND

Benchmark Descriptions

Index*	Benchmark Descriptions

FTSE 3-Month Treasury Bill Index	FTSE 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

*	It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2018	11

Financial Highlights PIMCO Short-Term Fund

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Institutional Class
03/31/2018	$9.82	$0.19	$0.02	$0.21	$(0.18)	$0.00	$0.00	$(0.18)
03/31/2017	9.66	0.17	0.16	0.33	(0.14)	0.00	(0.03)	(0.17)
03/31/2016	9.79	0.14	(0.09)	0.05	(0.18)	0.00	0.00	(0.18)
03/31/2015	9.88	0.08	0.02	0.10	(0.14)	(0.05)	0.00	(0.19)
03/31/2014	9.89	0.11	(0.01)	0.10	(0.10)	(0.01)	0.00	(0.11)
Class P
03/31/2018	9.82	0.18	0.02	0.20	(0.17)	0.00	0.00	(0.17)
03/31/2017	9.66	0.16	0.16	0.32	(0.13)	0.00	(0.03)	(0.16)
03/31/2016	9.79	0.13	(0.09)	0.04	(0.17)	0.00	0.00	(0.17)
03/31/2015	9.88	0.07	0.02	0.09	(0.13)	(0.05)	0.00	(0.18)
03/31/2014	9.89	0.10	(0.01)	0.09	(0.09)	(0.01)	0.00	(0.10)
Administrative Class
03/31/2018	9.82	0.17	0.01	0.18	(0.15)	0.00	0.00	(0.15)
03/31/2017	9.66	0.15	0.16	0.31	(0.12)	0.00	(0.03)	(0.15)
03/31/2016	9.79	0.11	(0.09)	0.02	(0.15)	0.00	0.00	(0.15)
03/31/2015	9.88	0.06	0.02	0.08	(0.12)	(0.05)	0.00	(0.17)
03/31/2014	9.89	0.08	0.00	0.08	(0.08)	(0.01)	0.00	(0.09)
Class A
03/31/2018	9.82	0.17	0.01	0.18	(0.15)	0.00	0.00	(0.15)
03/31/2017	9.66	0.15	0.16	0.31	(0.12)	0.00	(0.03)	(0.15)
03/31/2016	9.79	0.12	(0.10)	0.02	(0.15)	0.00	0.00	(0.15)
03/31/2015	9.88	0.06	0.02	0.08	(0.12)	(0.05)	0.00	(0.17)
03/31/2014	9.89	0.08	0.00	0.08	(0.08)	(0.01)	0.00	(0.09)
Class C
03/31/2018	9.82	0.14	0.01	0.15	(0.12)	0.00	0.00	(0.12)
03/31/2017	9.66	0.12	0.16	0.28	(0.09)	0.00	(0.03)	(0.12)
03/31/2016	9.79	0.09	(0.10)	(0.01)	(0.12)	0.00	0.00	(0.12)
03/31/2015	9.88	0.03	0.02	0.05	(0.09)	(0.05)	0.00	(0.14)
03/31/2014	9.89	0.05	0.00	0.05	(0.05)	(0.01)	0.00	(0.06)
Class R
03/31/2018	9.82	0.14	0.02	0.16	(0.13)	0.00	0.00	(0.13)
03/31/2017	9.66	0.12	0.17	0.29	(0.10)	0.00	(0.03)	(0.13)
03/31/2016	9.79	0.09	(0.09)	0.00	(0.13)	0.00	0.00	(0.13)
03/31/2015	9.88	0.03	0.02	0.05	(0.09)	(0.05)	0.00	(0.14)
03/31/2014	9.89	0.06	(0.01)	0.05	(0.05)	(0.01)	0.00	(0.06)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

12	PIMCO SHORT-TERM FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$9.85	2.11%	$10,792,869	0.57%	0.57%	0.45%	0.45%	1.98%	156%
9.82	3.49	7,238,471	0.53	0.53	0.45	0.45	1.76	324
9.66	0.47	8,433,549	0.47	0.47	0.45	0.45	1.42	1,753
9.79	1.00	10,827,073	0.46	0.46	0.45	0.45	0.86	283
9.88	1.00	10,141,064	0.46	0.46	0.45	0.45	1.07	252

9.85	2.00	2,323,358	0.67	0.67	0.55	0.55	1.87	156
9.82	3.38	1,713,191	0.63	0.63	0.55	0.55	1.65	324
9.66	0.37	1,155,364	0.57	0.57	0.55	0.55	1.38	1,753
9.79	0.90	426,732	0.56	0.56	0.55	0.55	0.75	283
9.88	0.90	520,949	0.56	0.56	0.55	0.55	0.97	252

9.85	1.85	1,927,190	0.82	0.82	0.70	0.70	1.72	156
9.82	3.23	1,677,360	0.78	0.78	0.70	0.70	1.51	324
9.66	0.22	1,408,999	0.72	0.72	0.70	0.70	1.16	1,753
9.79	0.75	1,779,070	0.71	0.71	0.70	0.70	0.60	283
9.88	0.75	1,889,250	0.71	0.71	0.70	0.70	0.82	252

9.85	1.85	1,728,328	0.82	0.82	0.70	0.70	1.72	156
9.82	3.23	903,392	0.78	0.78	0.70	0.70	1.50	324
9.66	0.22	618,410	0.72	0.72	0.70	0.70	1.18	1,753
9.79	0.75	641,931	0.71	0.71	0.70	0.70	0.60	283
9.88	0.75	988,553	0.71	0.71	0.70	0.70	0.83	252

9.85	1.55	136,018	1.12	1.12	1.00	1.00	1.41	156
9.82	2.92	174,228	1.08	1.08	1.00	1.00	1.21	324
9.66	(0.08)	178,088	1.02	1.02	1.00	1.00	0.88	1,753
9.79	0.45	190,986	1.01	1.01	1.00	1.00	0.30	283
9.88	0.45	258,462	1.01	1.01	1.00	1.00	0.52	252

9.85	1.60	122,140	1.07	1.07	0.95	0.95	1.47	156
9.82	2.97	116,464	1.03	1.03	0.95	0.95	1.25	324
9.66	(0.03)	104,036	0.97	0.97	0.95	0.95	0.94	1,753
9.79	0.50	77,909	0.96	0.96	0.95	0.95	0.35	283
9.88	0.50	59,154	0.96	0.96	0.95	0.95	0.57	252

ANNUAL REPORT	MARCH 31, 2018	13

Statement of Assets and Liabilities PIMCO Short-Term Fund

(Amounts in thousands†, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$13,568,542
Investments in Affiliates	4,409,358
Financial Derivative Instruments
Exchange-traded or centrally cleared	5,630
Over the counter	27,168
Cash	13,777
Deposits with counterparty	70,907
Foreign currency, at value	13,259
Receivable for investments sold	529,677
Receivable for Fund shares sold	45,296
Interest and/or dividends receivable	84,231
Dividends receivable from Affiliates	7,910
Total Assets	18,775,755

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$653,030
Payable for sale-buyback transactions	63,990
Financial Derivative Instruments
Exchange-traded or centrally cleared	14,787
Over the counter	26,240
Payable for investments purchased	913,161
Payable for investments in Affiliates purchased	7,910
Deposits from counterparty	12,345
Payable for Fund shares redeemed	45,287
Distributions payable	1,341
Accrued investment advisory fees	3,690
Accrued supervisory and administrative fees	3,153
Accrued distribution fees	586
Accrued servicing fees	332
Total Liabilities	1,745,852

Net Assets	$17,029,903

Net Assets Consist of:
Paid in capital	$17,041,493
Undistributed (overdistributed) net investment income	(29,912)
Accumulated undistributed net realized gain (loss)	5,453
Net unrealized appreciation (depreciation)	12,869
Net Assets	$17,029,903

Cost of investments in securities	$13,535,295
Cost of investments in Affiliates	$4,412,035
Cost of foreign currency held	$13,170
Cost or premiums of financial derivative instruments, net	$4,427

* Includes repurchase agreements of:	$190,976

†	A zero balance may reflect actual amounts rounding to less than one thousand.

14	PIMCO SHORT-TERM FUND	See Accompanying Notes

March 31, 2018

Net Assets:
Institutional Class	$10,792,869
Class P	2,323,358
Administrative Class	1,927,190
Class A	1,728,328
Class C	136,018
Class R	122,140
Shares Issued and Outstanding:
Institutional Class	1,095,415
Class P	235,807
Administrative Class	195,598
Class A	175,385
Class C	13,805
Class R	12,396
Net Asset Value Per Share Outstanding:
Institutional Class	$9.85
Class P	9.85
Administrative Class	9.85
Class A	9.85
Class C	9.85
Class R	9.85

ANNUAL REPORT	MARCH 31, 2018	15

Statement of Operations PIMCO Short-Term Fund

Year Ended March 31, 2018
(Amounts in thousands†)

Investment Income:
Interest	$311,211
Dividends	168
Dividends from Investments in Affiliates	42,110
Total Income	353,489

Expenses:
Investment advisory fees	34,690
Supervisory and administrative fees	29,707
Distribution and/or servicing fees - Administrative Class	4,497
Distribution and/or servicing fees - Class D	1,336 (a)
Distribution fees - Class C	425
Distribution fees - Class R	298
Servicing fees - Class A	2,561
Servicing fees - Class C	354
Servicing fees - Class R	298
Trustee fees	87
Interest expense	17,101
Total Expenses	91,354

Net Investment Income (Loss)	262,135

Net Realized Gain (Loss):
Investments in securities	28,713
Investments in Affiliates	(371)
Net capital gain distributions received from Affiliate investments	552
Exchange-traded or centrally cleared financial derivative instruments	55,800
Over the counter financial derivative instruments	(53,377)
Short sales	12,197
Foreign currency	(5,641)

Net Realized Gain (Loss)	37,873

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(2,228)
Investments in Affiliates	(2,718)
Exchange-traded or centrally cleared financial derivative instruments	(25,365)
Over the counter financial derivative instruments	(5,122)
Short sales	486
Foreign currency assets and liabilities	262

Net Change in Unrealized Appreciation (Depreciation)	(34,685)

Net Increase (Decrease) in Net Assets Resulting from Operations	$265,323

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.

16	PIMCO SHORT-TERM FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Short-Term Fund

(Amounts in thousands†)	Year Ended March 31, 2018		Year Ended March 31, 2017
Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$262,135		$195,135
Net realized gain (loss)	37,873		22,998
Net change in unrealized appreciation (depreciation)	(34,685)		181,937

Net Increase (Decrease) in Net Assets Resulting from Operations	265,323		400,070

Distributions to Shareholders:
From net investment income
Institutional Class	(149,383)		(105,827)
Class P	(33,075)		(18,523)
Administrative Class	(27,684)		(17,406)
Class D	(8,185	)(a)	(5,153)
Class A	(15,817)		(8,297)
Class C	(1,746)		(1,564)
Class R	(1,537)		(1,007)
Tax basis return of capital
Institutional Class	0		(24,885)
Class P	0		(4,791)
Administrative Class	0		(5,017)
Class D	0	(a)	(1,488)
Class A	0		(2,422)
Class C	0		(601)
Class R	0		(368)

Total Distributions(b)	(237,427)		(197,349)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	4,665,612		(194,859)

Total Increase (Decrease) in Net Assets	4,693,508		7,862

Net Assets:
Beginning of year	12,336,395		12,328,533
End of year*	$17,029,903		$12,336,395

*Including undistributed (overdistributed) net investment income of:	$(29,912)		$(9,220)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

ANNUAL REPORT	MARCH 31, 2018	17

Schedule of Investments PIMCO Short-Term Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 79.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
AWAS Aviation Capital Ltd.
TBD% - 4.558% (LIBOR03M + 2.250%) due 05/31/2019 «~	$33,800	$33,800
Cheniere Energy Partners LP
4.127% (LIBOR03M + 2.250%) due 02/25/2020 ~	5,400	5,403
Delos Finance SARL
4.052% (LIBOR03M + 1.750%) due 10/06/2023 ~	600	603
Las Vegas Sands LLC
3.627% (LIBOR03M + 1.750%) due 03/29/2024 ~	21,099	21,173

Total Loan Participations and Assignments (Cost $60,946)		60,979

CORPORATE BONDS & NOTES 47.8%

BANKING & FINANCE 26.9%
ABN AMRO Bank NV
1.800% due 06/04/2018	33,500	33,483
2.100% due 01/18/2019	2,260	2,251
2.500% due 10/30/2018	5,950	5,954
ADCB Finance Cayman Ltd.
2.625% due 03/10/2020	16,400	16,196
2.750% due 09/16/2019	3,600	3,582
3.000% due 03/04/2019	20,800	20,826
AerCap Ireland Capital DAC
3.750% due 05/15/2019	37,745	37,989
4.250% due 07/01/2020	8,015	8,160
4.500% due 05/15/2021	3,300	3,382
4.625% due 10/30/2020	12,250	12,615
5.000% due 10/01/2021	1,600	1,666
AIG Global Funding
2.788% (US0003M + 0.480%) due 07/02/2020 ~	5,887	5,895
Air Lease Corp.
2.125% due 01/15/2020	7,500	7,370
2.625% due 09/04/2018	2,295	2,293
2.750% due 01/15/2023	12,800	12,367
3.375% due 01/15/2019	43,079	43,246
Allstate Corp.
2.732% due 03/29/2021 ~	5,000	5,007
Ally Financial, Inc.
3.250% due 11/05/2018	3,200	3,208
3.500% due 01/27/2019	4,100	4,115
3.600% due 05/21/2018	12,200	12,215
3.750% due 11/18/2019	5,450	5,477
4.125% due 03/30/2020	10,400	10,465
4.250% due 04/15/2021	200	202

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.750% due 09/10/2018		$4,300	$4,344
7.500% due 09/15/2020		200	217
8.000% due 03/15/2020		3,100	3,340
Ambac Assurance Corp.
5.100% due 06/07/2020		1	1
Ambac LSNI LLC
6.811% due 02/12/2023 ~		3	3
American Tower Corp.
2.250% due 01/15/2022		9,700	9,281
2.800% due 06/01/2020		1,900	1,887
3.400% due 02/15/2019		11,890	11,934
Aozora Bank Ltd.
2.750% due 03/09/2020		18,090	17,954
Athene Global Funding
2.885% (US0003M + 1.140%) due 04/20/2020 ~		50,805	51,548
3.000% due 07/01/2022		2,000	1,949
3.538% (US0003M + 1.230%) due 07/01/2022 ~		72,466	73,716
4.000% due 01/25/2022		2,500	2,532
AvalonBay Communities, Inc.
2.152% due 01/15/2021 ~		13,300	13,304
Aviation Capital Group LLC
2.875% due 09/17/2018		47,175	47,162
2.875% due 01/20/2022		5,500	5,390
7.125% due 10/15/2020		6,493	7,091
Axis Bank Ltd.
3.250% due 05/21/2020		18,200	18,077
Banco Santander Chile
3.910% (US0003M + 1.875%) due 06/07/2018 ~		3,786	3,799
Bangkok Bank PCL
3.300% due 10/03/2018		26,265	26,326
Bank of America Corp.
5.397% (US0003M + 3.630%) due 04/30/2018 ~(f)		62,486	62,564
7.625% due 06/01/2019		800	843
8.125% due 05/15/2018 •(f)		2,700	2,716
Bank of Montreal
2.375% due 01/25/2019		25,000	24,968
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.350% due 09/08/2019		5,000	4,955
Barclays Bank PLC
7.750% due 04/10/2023 •(g)		31,100	31,184
Barclays PLC
2.750% due 11/08/2019		77,712	77,153
3.921% (US0003M + 2.110%) due 08/10/2021 ~		4,300	4,487
7.000% due 09/15/2019 •(f)(g)	GBP	2,600	3,828
8.250% due 12/15/2018 •(f)(g)		$13,017	13,465
BGC Partners, Inc.
5.125% due 05/27/2021		2,550	2,614

18	PIMCO SHORT-TERM FUND	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BOC Aviation Ltd.
2.375% due 09/15/2021	$18,578	$17,895
2.750% due 09/18/2022	38,500	36,864
3.000% due 03/30/2020	8,000	7,963
3.000% due 05/23/2022	8,131	7,904
3.875% due 05/09/2019	9,403	9,476
Cantor Fitzgerald LP
7.875% due 10/15/2019	6,670	7,091
CIT Group, Inc.
3.875% due 02/19/2019	5,400	5,439
5.500% due 02/15/2019	3,207	3,289
Citibank N.A.
2.438% due 09/18/2019 ~	6,620	6,613
Citigroup, Inc.
2.647% (US0003M + 0.880%) due 07/30/2018 ~	7,000	7,015
3.062% (US0003M + 1.310%) due 10/26/2020 ~	30,100	30,745
3.682% (US0003M + 1.380%) due 03/30/2021 ~	34,700	35,540
CNP Assurances
7.500% due 10/18/2018 •(f)	11,300	11,526
Cooperatieve Rabobank UA
2.188% due 01/10/2023 ~	1,400	1,398
Credit Agricole S.A.
2.500% due 04/15/2019	10,000	9,969
8.125% due 09/19/2033 •(f)(g)	20,600	21,046
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022	4,950	4,988
4.024% (US0003M + 2.290%) due 04/16/2021 ~	82,300	86,470
CSCEC Finance Cayman Ltd.
2.250% due 06/14/2019	1,000	990
Daegu Bank Ltd.
2.250% due 04/29/2018	2,750	2,748
Dexia Credit Local S.A.
1.875% due 03/28/2019	15,000	14,922
2.250% due 01/30/2019	2,800	2,796
2.250% due 02/18/2020	15,250	15,141
2.500% due 01/25/2021	41,000	40,715
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	2,135	2,195
Eksportfinans ASA
2.611% (US0003M + 0.800%) due 11/10/2020 ~	49,200	49,236
Emirates NBD PJSC
3.310% (US0003M + 1.550%) due 01/26/2020 ~	13,750	13,993
EXIM Sukuk Malaysia Bhd.
2.874% due 02/19/2019	22,475	22,457

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ford Motor Credit Co. LLC
1.897% due 08/12/2019	$5,000	$4,923
2.021% due 05/03/2019	7,358	7,282
2.704% (US0003M + 1.000%) due 01/09/2020 ~	3,828	3,859
2.875% due 10/01/2018	5,395	5,401
2.901% (US0003M + 0.830%) due 03/12/2019 ~	118,940	119,281
2.943% due 01/08/2019	10,204	10,209
3.025% (US0003M + 0.900%) due 06/15/2018 ~	18,800	18,816
3.284% (US0003M + 1.580%) due 01/08/2019 ~	3,450	3,480
5.000% due 05/15/2018	18,650	18,696
General Electric Capital Corp.
3.800% due 06/18/2019	11,000	11,069
General Motors Financial Co., Inc.
2.350% due 10/04/2019	5,960	5,908
2.400% due 04/10/2018	5,179	5,179
2.400% due 05/09/2019	5,300	5,274
3.068% (US0003M + 1.360%) due 04/10/2018 ~	43,730	43,737
3.100% due 01/15/2019	33,740	33,781
3.250% due 05/15/2018	13,675	13,679
3.250% (US0003M + 1.450%) due 05/09/2019 ~	1,520	1,537
3.282% (US0003M + 1.560%) due 01/15/2020 ~	36,512	37,201
3.500% due 07/10/2019	5,502	5,539
6.750% due 06/01/2018	5,170	5,204
Goldman Sachs Group, Inc.
2.552% due 10/31/2022 ~	14,800	14,782
2.939% (US0003M + 1.100%) due 11/15/2018 ~	24,975	25,085
HBOS PLC
6.750% due 05/21/2018	18,915	19,014
HSBC Holdings PLC
4.287% (US0003M + 2.240%) due 03/08/2021 ~	33,227	34,916
6.250% due 03/23/2023 •(f)(g)	9,100	9,236
HSBC USA, Inc.
2.430% (US0003M + 0.610%) due 11/13/2019 ~	16,350	16,439
Hutchison Whampoa International Ltd.
4.625% due 01/13/2022	13,201	13,788
7.625% due 04/09/2019	20,591	21,574
Hyundai Capital Services, Inc.
2.625% due 09/29/2020	1,363	1,339
ICICI Bank Ltd.
3.125% due 08/12/2020	14,200	14,058
3.500% due 03/18/2020	3,400	3,401
4.800% due 05/22/2019	34,143	34,772
5.750% due 11/16/2020	2,290	2,416

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	19

Schedule of Investments PIMCO Short-Term Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Indian Railway Finance Corp. Ltd.
3.917% due 02/26/2019		$26,326	$26,516
ING Bank NV
2.450% due 03/16/2020		4,000	3,953
4.125% due 11/21/2023 •		5,580	5,615
International Lease Finance Corp.
5.875% due 04/01/2019		23,487	24,132
6.250% due 05/15/2019		39,470	40,833
7.125% due 09/01/2018		33,350	33,909
8.250% due 12/15/2020		12,631	14,101
Intesa Sanpaolo SpA
3.875% due 01/15/2019		32,941	33,162
Itau CorpBanca
3.875% due 09/22/2019		27,750	28,000
JPMorgan Chase & Co.
3.220% due 03/01/2025 •		2,500	2,438
7.900% due 04/30/2018 •(f)		48,600	48,909
Kasikornbank PCL
3.500% due 10/25/2019		6,800	6,837
Kookmin Bank
2.205% (US0003M + 0.500%) due 10/11/2018 ~		25,000	25,003
Krung Thai Bank PCL
2.250% due 09/11/2018		2,917	2,908
LeasePlan Corp. NV
2.500% due 05/16/2018		34,565	34,544
2.875% due 01/22/2019		64,000	63,812
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	1,700	2,167
Lloyds Bank PLC
2.050% due 01/22/2019		$7,302	7,264
Lloyds Banking Group PLC
2.907% due 11/07/2023 •		10,000	9,647
3.000% due 10/11/2018 (h)		33,447	33,379
3.000% due 02/04/2019 (h)		28,093	27,947
3.000% due 10/11/2019 (h)		5,814	5,802
3.100% due 07/06/2021		8,000	7,957
7.000% due 06/27/2019 •(f)(g)	GBP	24,950	36,732
Macquarie Bank Ltd.
2.600% due 06/24/2019		$39,215	39,055
2.880% (US0003M + 1.120%) due 07/29/2020 ~		15,500	15,723
Macquarie Group Ltd.
3.000% due 12/03/2018		69,364	69,424
3.004% due 11/28/2023 ~		29,500	29,575
6.000% due 01/14/2020		8,690	9,100
7.625% due 08/13/2019		38,164	40,434
Manufacturers & Traders Trust Co.
3.092% (US0001M + 1.215%) due 12/28/2020 ~		11,419	11,423
Mitsubishi UFJ Financial Group, Inc.
2.535% (US0003M + 0.790%) due 07/25/2022 ~		75,453	75,895

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.757% due 03/02/2023 ~	$32,100	$32,074
2.824% (US0003M + 0.920%) due 02/22/2022 ~	26,690	26,951
3.149% (US0003M + 1.060%) due 09/13/2021 ~	17,346	17,610
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.250% due 09/07/2021	9,780	9,407
2.500% due 03/09/2020	8,100	8,023
2.519% (US0003M + 0.775%) due 07/23/2019 ~	8,375	8,412
2.652% due 09/19/2022	12,150	11,748
2.750% due 10/21/2020	14,166	14,041
Mizuho Bank Ltd.
2.450% due 04/16/2019	4,059	4,041
2.650% due 09/25/2019	14,225	14,137
Mizuho Financial Group, Inc.
2.924% (US0003M + 0.940%) due 02/28/2022 ~	9,355	9,440
2.951% due 09/11/2022 ~	105,125	105,776
3.189% (US0003M + 1.480%) due 04/12/2021 ~	36,600	37,486
3.229% (US0003M + 1.140%) due 09/13/2021 ~	1,700	1,728
Morgan Stanley
2.294% due 02/10/2021 ~	86,900	86,971
2.450% due 02/01/2019	5,000	4,991
2.675% (US0003M + 0.930%) due 07/22/2022 ~	5,900	5,925
3.125% (US0003M + 0.980%) due 06/16/2020 ~	600	607
Nasdaq, Inc.
2.638% due 03/22/2019 ~	60,200	60,282
Navient Corp.
4.875% due 06/17/2019	14,500	14,652
5.000% due 10/26/2020	2,000	2,018
5.500% due 01/15/2019	53,419	54,140
5.875% due 03/25/2021	25,960	26,641
6.625% due 07/26/2021	7,000	7,297
8.000% due 03/25/2020	12,608	13,428
8.450% due 06/15/2018	2,881	2,913
Nissan Motor Acceptance Corp.
2.372% (US0003M + 0.650%) due 07/13/2022 ~	10,900	10,915
2.609% (US0003M + 0.520%) due 09/13/2019 ~	17,350	17,400
2.612% (US0003M + 0.890%) due 01/13/2022 ~	51,600	52,316
2.722% due 03/15/2021 ~	20,300	20,332
2.985% due 09/28/2022 ~	18,500	18,530
Nomura Holdings, Inc.
2.750% due 03/19/2019	44,082	44,053
NTT Finance Corp.
2.832% (US0003M + 0.530%) due 06/29/2020 ~	22,200	22,303

20	PIMCO SHORT-TERM FUND	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ORIX Corp.
2.650% due 04/13/2021		$16,600	$16,279
2.950% due 07/23/2020		4,670	4,649
3.200% due 01/19/2022		26,500	26,278
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018 (d)		13	13
Piper Jaffray Cos.
5.060% due 10/09/2018		9,800	9,883
Prudential Financial, Inc.
8.875% due 06/15/2068 •		2,500	2,528
Qatari Diar Finance Co.
5.000% due 07/21/2020		14,000	14,503
QNB Finance Ltd.
2.750% due 10/31/2018		25,000	25,001
2.875% due 04/29/2020		2,600	2,569
3.285% (US0003M + 1.400%) due 05/20/2018 ~		1,200	1,205
4.008% (US0003M + 1.700%) due 04/01/2019 ~		3,000	3,019
RCI Banque S.A.
3.500% due 04/03/2018		13,640	13,640
Reliance Standard Life Global Funding
2.150% due 10/15/2018		12,300	12,264
2.500% due 01/15/2020		3,075	3,045
Royal Bank of Scotland Group PLC
3.309% (US0003M + 1.470%) due 05/15/2023 ~		119,856	120,972
4.700% due 07/03/2018		3,400	3,412
6.400% due 10/21/2019		36,596	38,421
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	11,300	13,920
Santander Holdings USA, Inc.
2.650% due 04/17/2020		$16,050	15,877
2.700% due 05/24/2019		10,526	10,502
Santander UK Group Holdings PLC
2.875% due 10/16/2020		9,970	9,887
3.373% due 01/05/2024 •		14,400	14,098
Santander UK PLC
2.350% due 09/10/2019		12,355	12,254
2.375% due 03/16/2020		3,200	3,156
2.500% due 03/14/2019		6,954	6,930
3.587% (US0003M + 1.480%) due 03/14/2019 ~		6,200	6,270
Siam Commercial Bank PCL
3.500% due 04/07/2019		4,860	4,883
SL Green Realty Corp.
5.000% due 08/15/2018		16,400	16,470
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		12,500	12,184
3.000% due 07/15/2022		6,800	6,656
SMFG Preferred Capital Ltd.
9.500% due 07/25/2018 •(f)		24,340	24,930

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Societe Generale S.A.
8.250% due 11/29/2018 •(f)(g)		$11,865	$12,252
Springleaf Finance Corp.
5.250% due 12/15/2019		1,200	1,227
8.250% due 12/15/2020		1,050	1,146
Standard Chartered PLC
2.100% due 08/19/2019		10,379	10,232
2.400% due 09/08/2019		15,700	15,557
3.015% (US0003M + 1.130%) due 08/19/2019 ~		23,880	24,118
Starwood Property Trust, Inc.
3.625% due 02/01/2021		3,700	3,644
State Bank of India
2.654% (US0003M + 0.950%) due 04/06/2020 ~		106,438	106,587
3.622% due 04/17/2019		11,103	11,149
Sumitomo Mitsui Banking Corp.
1.966% due 01/11/2019		15,000	14,909
Sumitomo Mitsui Financial Group, Inc.
2.474% due 10/18/2022 ~		5,198	5,200
2.489% (US0003M + 0.780%) due 07/12/2022 ~		45,652	45,845
2.879% (US0003M + 1.140%) due 10/19/2021 ~		13,035	13,254
3.300% (BBSW3M + 1.270%) due 03/29/2022 ~	AUD	20,515	15,833
Sumitomo Mitsui Trust Bank Ltd.
2.535% (US0003M + 0.510%) due 03/06/2019 ~		$40,700	40,768
2.618% due 09/19/2019 ~		6,200	6,203
2.644% (US0003M + 0.910%) due 10/18/2019 ~		900	907
2.950% due 09/14/2018		4,800	4,805
Swedbank AB
2.375% due 02/27/2019		16,000	15,970
Synchrony Financial
2.600% due 01/15/2019		42,583	42,494
3.000% due 08/15/2019		28,931	28,851
3.017% (US0003M + 1.230%) due 02/03/2020 ~		10,850	10,994
UBS AG
4.750% due 05/22/2023 •(g)		27,836	27,904
UBS Group Funding Switzerland AG
2.789% due 08/15/2023 ~		30,100	30,283
3.500% (US0003M + 1.780%) due 04/14/2021 ~		73,000	75,673
3.726% (US0003M + 1.440%) due 09/24/2020 ~		3,950	4,038
Unibail-Rodamco SE
2.492% (US0003M + 0.770%) due 04/16/2019 ~		62,100	62,399

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	21

Schedule of Investments PIMCO Short-Term Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Ventas Realty LP
3.125% due 06/15/2023		$3,900	$3,824
VEREIT Operating Partnership LP
3.000% due 02/06/2019		44,797	44,812
WEA Finance LLC
2.700% due 09/17/2019		12,335	12,279
Wells Fargo & Co.
5.895% (US0003M + 3.770%) due 06/15/2018 ~(f)		18,000	18,281

			4,583,815

INDUSTRIALS 17.9%
AbbVie, Inc.
2.000% due 11/06/2018		5,000	4,981
Alimentation Couche-Tard, Inc.
2.589% due 12/13/2019 ~		6,807	6,819
Allergan Funding SCS
3.326% (US0003M + 1.255%) due 03/12/2020 ~		90,051	91,336
Altice France S.A.
5.375% due 05/15/2022	EUR	1,800	2,262
Anadarko Petroleum Corp.
8.700% due 03/15/2019		$3,500	3,683
Anheuser-Busch InBev Finance, Inc.
1.900% due 02/01/2019		26,688	26,614
2.150% due 02/01/2019		25,000	24,994
Anheuser-Busch InBev Worldwide, Inc.
3.052% due 01/12/2024 ~(b)		8,700	8,758
Anhui Transportation Holding Group HK Ltd.
2.875% due 06/11/2018		2,750	2,747
Anthem, Inc.
2.300% due 07/15/2018		2,000	1,998
Asciano Finance Ltd.
4.625% due 09/23/2020		2,700	2,763
5.000% due 04/07/2018		19,711	19,715
Baidu, Inc.
2.750% due 06/09/2019		5,000	4,985
3.250% due 08/06/2018		5,197	5,206
BAT Capital Corp.
2.297% due 08/14/2020		3,200	3,139
2.423% due 08/14/2020 ~		35,500	35,623
2.719% due 08/15/2022 ~		61,001	61,404
BAT International Finance PLC
1.850% due 06/15/2018		5,500	5,492
Baxalta, Inc.
2.000% due 06/22/2018		7,268	7,258
3.028% (US0003M + 0.780%) due 06/22/2018 ~		1,110	1,111
Boston Scientific Corp.
2.850% due 05/15/2020		2,600	2,584

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Broadcom Corp.
2.200% due 01/15/2021	$900	$874
2.650% due 01/15/2023	800	762
Cardinal Health, Inc.
2.895% (US0003M + 0.770%) due 06/15/2022 ~	2,330	2,330
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019	4,120	4,331
Central Nippon Expressway Co. Ltd.
2.079% due 11/05/2019	14,950	14,763
2.170% due 08/05/2019	29,500	29,288
2.241% due 02/16/2021	8,450	8,262
2.293% due 04/23/2021	16,928	16,513
2.299% due 02/15/2022 ~	23,800	23,804
2.327% (US0003M + 0.540%) due 08/04/2020 ~	26,900	26,968
2.338% due 11/02/2021 ~	120,600	121,100
2.369% due 09/10/2018	16,950	16,936
2.381% due 09/17/2020	6,700	6,608
2.814% (US0003M + 1.070%) due 04/23/2021 ~	16,900	17,206
2.835% (US0003M + 0.810%) due 03/03/2022 ~	36,680	37,061
2.957% (US0003M + 0.850%) due 09/14/2021 ~	51,200	51,896
Charter Communications Operating LLC
3.579% due 07/23/2020	32,889	32,995
4.464% due 07/23/2022	20,300	20,764
China Uranium Development Co. Ltd.
3.500% due 10/08/2018	24,565	24,646
CNH Industrial Capital LLC
3.375% due 07/15/2019	2,000	2,000
3.625% due 04/15/2018	3,380	3,389
4.375% due 11/06/2020	1,000	1,024
CNPC General Capital Ltd.
1.950% due 04/16/2018	1,650	1,650
2.700% due 11/25/2019	6,925	6,885
2.750% due 05/14/2019	20,150	20,106
Continental Airlines Pass-Through Trust
5.500% due 04/29/2022	3,367	3,466
6.545% due 08/02/2020 «	1,321	1,354
7.250% due 05/10/2021	2,132	2,251
7.875% due 01/02/2020	890	905
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019	5,200	5,381
CVS Health Corp.
1.900% due 07/20/2018	5,466	5,455
2.777% due 03/09/2021 ~	1,200	1,210
3.125% due 03/09/2020	42,500	42,603
3.350% due 03/09/2021	500	503
D.R. Horton, Inc.
3.750% due 03/01/2019	24,665	24,782
DAE Funding LLC
4.000% due 08/01/2020	4,100	4,008

22	PIMCO SHORT-TERM FUND	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Daimler Finance North America LLC
2.241% due 02/12/2021 ~	$1,300	$1,301
2.250% due 07/31/2019	700	694
2.317% (US0003M + 0.530%) due 05/05/2020 ~	2,850	2,863
2.387% (US0003M + 0.620%) due 10/30/2019 ~	19,689	19,806
Dell International LLC
3.480% due 06/01/2019	56,515	56,783
4.420% due 06/15/2021	5,900	6,055
5.450% due 06/15/2023	4,400	4,668
Delta Air Lines, Inc.
2.875% due 03/13/2020	21,700	21,566
Deutsche Telekom International Finance BV
1.500% due 09/19/2019	6,500	6,380
Discovery Communications LLC
2.200% due 09/20/2019	8,500	8,415
2.912% due 09/20/2019 ~	10,300	10,351
DISH DBS Corp.
4.250% due 04/01/2018	31,230	31,230
7.875% due 09/01/2019	3,000	3,150
Dolphin Energy Ltd.
5.888% due 06/15/2019	140	143
Doosan Infracore Co. Ltd.
2.375% due 11/21/2019	21,500	21,256
DXC Technology Co.
2.956% due 03/01/2021 ~	21,100	21,126
eBay, Inc.
2.253% (US0003M + 0.480%) due 08/01/2019 ~	57,379	57,484
Ecopetrol S.A.
4.250% due 09/18/2018	3,250	3,278
7.625% due 07/23/2019	45,350	48,026
EMC Corp.
1.875% due 06/01/2018	73,354	73,144
2.650% due 06/01/2020	22,500	21,754
Enbridge, Inc.
2.108% due 01/10/2020 ~	71,700	71,570
Energy Transfer LP
2.500% due 06/15/2018	9,000	9,002
6.700% due 07/01/2018	5,607	5,666
9.000% due 04/15/2019	9,978	10,559
9.700% due 03/15/2019	2,071	2,197
Enterprise Products Operating LLC
6.500% due 01/31/2019	16,396	16,872
ERAC USA Finance LLC
2.600% due 12/01/2021	100	98
2.800% due 11/01/2018	7,528	7,529
Federal Express Corp. Pass-Through Trust
6.720% due 07/15/2023 «	2,563	2,742
Fresenius Medical Care U.S. Finance, Inc.
4.125% due 10/15/2020	1,200	1,221

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.625% due 07/31/2019	$13,624	$14,063
6.500% due 09/15/2018	2,477	2,514
GATX Corp.
2.500% due 03/15/2019	8,505	8,474
2.507% due 11/05/2021 ~	11,500	11,566
General Electric Co.
5.000% due 01/21/2021 •(f)	127,418	126,303
General Motors Co.
2.593% (US0003M + 0.800%) due 08/07/2020 ~	5,856	5,864
3.500% due 10/02/2018	12,879	12,899
Harris Corp.
2.247% due 04/30/2020 ~	10,000	10,008
Harvest Operations Corp.
2.125% due 05/14/2018	500	499
HCA, Inc.
3.750% due 03/15/2019	5,650	5,686
Hewlett Packard Enterprise Co.
2.850% due 10/05/2018	71,647	71,729
3.626% (US0003M + 1.930%) due 10/05/2018 ~	45,500	45,905
Holcim U.S. Finance SARL & Cie SCS
6.000% due 12/30/2019	2,300	2,411
HP, Inc.
2.662% (US0003M + 0.940%) due 01/14/2019 ~	2,081	2,089
Hughes Satellite Systems Corp.
6.500% due 06/15/2019	1,610	1,664
Hyundai Capital America
1.750% due 09/27/2019	26,179	25,635
2.000% due 07/01/2019	3,000	2,959
2.400% due 10/30/2018	2,315	2,309
2.500% due 03/18/2019	4,900	4,871
2.550% due 02/06/2019	6,397	6,381
3.000% due 10/30/2020	1,820	1,804
Imperial Brands Finance PLC
2.050% due 07/20/2018	42,175	42,090
2.950% due 07/21/2020	37,100	36,850
Incitec Pivot Finance LLC
6.000% due 12/10/2019	5,925	6,189
KazMunayGas National Co. JSC
9.125% due 07/02/2018	7,300	7,411
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019	14,339	14,299
Kinder Morgan, Inc.
3.000% (US0003M + 1.280%) due 01/15/2023 ~	21,778	22,207
3.050% due 12/01/2019	7,979	7,962
7.250% due 06/01/2018	25,025	25,191
KLA-Tencor Corp.
3.375% due 11/01/2019	1,150	1,159

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	23

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Kraft Heinz Foods Co.
2.381% due 02/10/2021 ~	$30,700	$30,629
Lennar Corp.
4.125% due 12/01/2018	2,737	2,754
6.950% due 06/01/2018	1,986	2,001
Martin Marietta Materials, Inc.
2.554% (US0003M + 0.650%) due 05/22/2020 ~	2,300	2,310
Masco Corp.
3.500% due 04/01/2021	1,850	1,860
7.125% due 03/15/2020	437	469
MGM Resorts International
6.750% due 10/01/2020	1,200	1,278
8.625% due 02/01/2019	13,300	13,958
Minera y Metalurgica del Boleo S.A. de C.V.
2.875% due 05/07/2019	40,437	40,345
Minmetals Bounteous Finance BVI Ltd.
3.500% due 07/30/2020	4,800	4,798
Mylan NV
2.500% due 06/07/2019	3,410	3,384
3.000% due 12/15/2018	66,387	66,397
3.150% due 06/15/2021	3,400	3,357
3.750% due 12/15/2020	5,495	5,535
Mylan, Inc.
2.550% due 03/28/2019	14,131	14,067
2.600% due 06/24/2018	44,629	44,590
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (f)	1,100	1,144
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021	174	181
NXP BV
3.750% due 06/01/2018	3,600	3,609
5.750% due 03/15/2023	17,725	18,235
Oil India Ltd.
3.875% due 04/17/2019	7,690	7,742
ONEOK Partners LP
3.200% due 09/15/2018	4,000	4,015
ONGC Videsh Ltd.
2.500% due 05/07/2018	2,026	2,025
3.250% due 07/15/2019	8,780	8,766
Ooredoo International Finance Ltd.
7.875% due 06/10/2019	6,800	7,175
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018	22,800	22,839
Origin Energy Finance Ltd.
3.500% due 10/09/2018	22,644	22,691
Panhandle Eastern Pipe Line Co. LP
8.125% due 06/01/2019	6,387	6,756
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021	4,100	3,905
4.500% due 03/15/2023	4,800	4,560

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Penske Truck Leasing Co. LP
2.875% due 07/17/2018	$1,240	$1,241
Petrofac Ltd.
3.400% due 10/10/2018 (j)	9,900	9,838
Petroleos Mexicanos
3.754% (US0003M + 2.020%) due 07/18/2018 ~	1,250	1,259
5.500% due 02/04/2019	17,710	18,060
6.000% due 03/05/2020	6,687	6,983
8.000% due 05/03/2019	5,800	6,097
Petronas Capital Ltd.
5.250% due 08/12/2019	25,295	26,098
Phillips 66
2.372% (US0003M + 0.650%) due 04/15/2019 ~	2,300	2,301
2.606% due 02/26/2021 ~	22,005	22,035
Pioneer Natural Resources Co.
6.875% due 05/01/2018	15,590	15,638
QUALCOMM, Inc.
2.497% (US0003M + 0.730%) due 01/30/2023 ~	11,173	11,085
2.600% due 01/30/2023	5,691	5,460
QVC, Inc.
3.125% due 04/01/2019	500	500
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.750% due 09/30/2019	12,350	12,955
Reynolds American, Inc.
2.300% due 06/12/2018	13,440	13,434
4.000% due 06/12/2022	5,100	5,192
S&P Global, Inc.
2.500% due 08/15/2018	4,400	4,398
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023	3,200	3,420
6.250% due 03/15/2022	3,500	3,800
SES Global Americas Holdings GP
2.500% due 03/25/2019	1,000	994
Shanghai Electric Group Global Investment Ltd.
3.000% due 08/14/2019	1,150	1,146
Sinochem Offshore Capital Co. Ltd.
3.250% due 04/29/2019	2,000	2,002
SK Broadband Co. Ltd.
2.875% due 10/29/2018	17,780	17,783
SK Telecom Co. Ltd.
2.125% due 05/01/2018	8,045	8,041
Sky PLC
9.500% due 11/15/2018	17,350	18,057
Smiths Group PLC
7.200% due 05/15/2019	2,393	2,499
Southern Co.
2.950% due 07/01/2023	4,000	3,889
3.008% (US0003M + 0.700%) due 09/30/2020 ~	20,200	20,307

24	PIMCO SHORT-TERM FUND	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Spectra Energy Partners LP
2.725% (US0003M + 0.700%) due 06/05/2020 ~	$6,100	$6,143
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018	160,674	160,741
5.877% due 07/15/2019	6,702	6,953
Tencent Holdings Ltd.
3.375% due 05/02/2019	10,000	10,057
Teva Pharmaceutical Finance Co. BV
3.650% due 11/10/2021	12,900	12,149
Teva Pharmaceutical Finance Netherlands BV
1.700% due 07/19/2019	27,191	26,299
Textron, Inc.
2.361% due 11/10/2020 ~	22,100	22,084
Time Warner Cable LLC
5.000% due 02/01/2020	4,500	4,623
6.750% due 07/01/2018	26,033	26,280
8.250% due 04/01/2019	37,400	39,256
8.750% due 02/14/2019	13,923	14,582
Tyson Foods, Inc.
2.567% (US0003M + 0.550%) due 06/02/2020 ~	4,000	4,010
2.650% due 08/15/2019	3,750	3,730
Valero Energy Corp.
9.375% due 03/15/2019	14,901	15,802
Viacom, Inc.
5.625% due 09/15/2019	1,990	2,067
VMware, Inc.
2.950% due 08/21/2022	4,000	3,836
Volkswagen Group of America Finance LLC
1.650% due 05/22/2018	2,800	2,796
2.374% (US0003M + 0.470%) due 05/22/2018 ~	34,300	34,291
Volkswagen International Finance NV
2.125% due 11/20/2018	170	169
Vulcan Materials Co.
2.725% (US0003M + 0.600%) due 06/15/2020 ~	5,100	5,094
Western Gas Partners LP
2.600% due 08/15/2018	4,425	4,420
Woodside Finance Ltd.
4.600% due 05/10/2021	39,656	40,865
8.750% due 03/01/2019	500	527
Xerox Corp.
2.750% due 03/15/2019	2,200	2,196
6.350% due 05/15/2018	2,768	2,778
ZF North America Capital, Inc.
4.000% due 04/29/2020	3,419	3,457
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018	1,855	1,855
2.928% due 03/19/2021 ~	12,000	12,020

		3,048,438

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 3.0%
AT&T, Inc.
2.672% (US0003M + 0.950%) due 07/15/2021 ~	$53,200	$53,788
2.723% (US0003M + 0.890%) due 02/14/2023 ~	51,826	52,581
5.800% due 02/15/2019	3,867	3,966
British Telecommunications PLC
2.350% due 02/14/2019	17,950	17,889
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020	10,200	10,193
CNOOC Finance Ltd.
1.750% due 05/09/2018	2,646	2,645
E.ON International Finance BV
5.800% due 04/30/2018	13,379	13,410
Electricite de France S.A.
6.500% due 01/26/2019	6,050	6,220
Entergy Texas, Inc.
7.125% due 02/01/2019	2,027	2,094
Exelon Corp.
2.850% due 06/15/2020	300	297
HKCG Finance Ltd.
6.250% due 08/07/2018	4,700	4,754
Huaneng Hong Kong Capital Ltd.
3.375% due 06/11/2018	10,200	10,196
Israel Electric Corp. Ltd.
5.625% due 06/21/2018	6,688	6,722
7.250% due 01/15/2019	14,630	15,084
9.375% due 01/28/2020	14,200	15,666
Korea Western Power Co. Ltd.
2.875% due 10/10/2018	3,600	3,596
KT Corp.
2.625% due 04/22/2019	3,000	2,985
Mississippi Power Co.
2.942% due 03/27/2020 ~	5,000	5,002
Petrobras Global Finance BV
8.375% due 12/10/2018	10,500	10,883
Plains All American Pipeline LP
2.600% due 12/15/2019	5,000	4,937
Sempra Energy
2.209% due 01/15/2021 ~	14,200	14,208
2.575% due 03/15/2021 ~	14,156	14,202
Sinopec Capital Ltd.
1.875% due 04/24/2018	6,300	6,297
Sinopec Group Overseas Development Ltd.
1.750% due 09/29/2019	8,202	8,048
2.125% due 05/03/2019	58,550	58,010
2.375% due 04/12/2020	6,800	6,699
2.500% due 04/28/2020	5,000	4,927
2.628% (US0003M + 0.920%) due 04/10/2019 ~	14,050	14,108

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	25

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.750% due 04/10/2019	$12,300	$12,266
Southern Power Co.
2.752% due 12/20/2020 ~	12,700	12,716
Sprint Capital Corp.
6.900% due 05/01/2019	300	310
Sprint Communications, Inc.
7.000% due 08/15/2020	600	625
State Grid Overseas Investment Ltd.
1.750% due 05/22/2018	17,000	16,976
2.750% due 05/07/2019	8,600	8,584
TECO Finance, Inc.
2.308% (US0003M + 0.600%) due 04/10/2018 ~	1,275	1,275
Telecom Italia Capital S.A.
6.999% due 06/04/2018	33,038	33,327
7.175% due 06/18/2019	2,225	2,330
Verizon Communications, Inc.
3.145% (US0003M + 1.000%) due 03/16/2022 ~	46,300	47,211

		505,027

Total Corporate Bonds & Notes (Cost $8,129,680)		8,137,280

MUNICIPAL BONDS & NOTES 0.7%

ARKANSAS 0.0%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
2.844% (US0003M + 0.900%) due 11/25/2043 ~	3,414	3,432

CALIFORNIA 0.6%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	43,428	43,360
California State General Obligation Bonds, Series 2017
2.450% due 04/01/2047 ~	50,810	51,203

		94,563

COLORADO 0.0%
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2017
2.307% due 09/01/2039 ~	1,540	1,555

NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Notes, Series 2017
3.520% due 07/01/2020	500	500

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PENNSYLVANIA 0.0%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006
0.000% due 10/25/2036 ~	$3,609	$3,566

TEXAS 0.0%
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2007
2.293% due 09/15/2027 ~	1,745	1,742

WASHINGTON 0.1%
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
2.630% due 01/01/2042 ~	17,665	17,710

Total Municipal Bonds & Notes (Cost $122,545)		123,068

U.S. GOVERNMENT AGENCIES 2.4%
Fannie Mae
1.681% (LIBOR01M + 0.060%) due 12/25/2036 ~	96	95
1.925% (LIBOR01M + 0.350%) due 12/25/2044 ~(j)	18,232	18,240
1.932% (LIBOR01M + 0.060%) due 07/25/2037 ~	397	391
1.971% (US0001M + 0.350%) due 09/25/2042 ~	284	282
1.975% (LIBOR01M + 0.400%) due 07/25/2044 ~(j)	8,234	8,229
1.992% (LIBOR01M + 0.120%) due 03/25/2034 ~	24	24
2.002% (LIBOR01M + 0.130%) due 03/25/2036 ~	65	62
2.003% (COF 11 + 1.250%) due 05/01/2021 - 04/01/2029 ~	23	23
2.022% (LIBOR01M + 0.150%) due 08/25/2034 ~	142	141
2.025% (LIBOR01M + 0.450%) due 07/25/2046 ~(j)	31,828	31,793
2.072% (LIBOR01M + 0.200%) due 02/25/2037 ~	676	672
2.075% (LIBOR01M + 0.500%) due 03/25/2046 ~(j)	8,138	8,140
2.172% (LIBOR01M + 0.300%) due 12/25/2028 ~	352	354
2.192% (LIBOR01M + 0.320%) due 06/25/2036 ~	134	134
2.208% (LIBOR01M + 0.400%) due 03/17/2032 - 05/18/2032 ~	645	650
2.212% (LIBOR01M + 0.340%) due 11/25/2036 ~	128	128

26	PIMCO SHORT-TERM FUND	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.222% (LIBOR01M + 0.350%) due 04/25/2036 - 05/25/2042 ~	$134	$134
2.222% (US0001M + 0.350%) due 03/25/2044 ~	260	260
2.242% (LIBOR01M + 0.370%) due 03/25/2036 ~	71	71
2.258% (LIBOR01M + 0.450%) due 09/17/2027 ~	3	3
2.272% (LIBOR01M + 0.400%) due 06/25/2032 - 09/25/2032 ~	64	65
2.302% (LIBOR01M + 0.430%) due 07/25/2036 ~	44	44
2.308% (LIBOR01M + 0.500%) due 07/18/2027 - 05/18/2032 ~	105	105
2.322% (LIBOR01M + 0.450%) due 08/25/2021 - 06/25/2042 ~	1,606	1,612
2.352% (LIBOR01M + 0.480%) due 11/25/2040 ~	235	237
2.372% (LIBOR01M + 0.500%) due 02/25/2022 - 04/25/2042 ~	366	369
2.401% (12MTA + 1.200%) due 06/01/2043 - 10/01/2044 ~	2,870	2,920
2.412% (LIBOR01M + 0.540%) due 07/25/2037 ~	251	253
2.422% (LIBOR01M + 0.550%) due 09/25/2041 ~	2,047	2,067
2.472% (LIBOR01M + 0.600%) due 08/25/2022 ~	1	1
2.502% (LIBOR01M + 0.630%) due 04/25/2031 ~	88	88
2.522% (LIBOR01M + 0.650%) due 12/25/2022 ~	2	2
2.552% (LIBOR01M + 0.680%) due 02/25/2041 ~	27	27
2.572% (LIBOR01M + 0.700%) due 09/25/2022 ~	1	1
2.642% (LIBOR01M + 0.770%) due 06/25/2037 ~	179	182
2.722% (LIBOR01M + 0.850%) due 02/25/2023 - 07/25/2038 ~	7	7
2.772% (LIBOR01M + 0.900%) due 04/25/2032 - 11/25/2049 ~	27	28
2.872% (LIBOR01M + 1.000%) due 11/25/2049 ~	13	13
2.965% (H15T1Y + 1.965%) due 06/01/2033 ~	10	10
3.000% due 05/25/2028 - 06/25/2028 (a)	57,197	5,427

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.022% (LIBOR01M + 1.150%) due 09/25/2023 ~	$16	$17
3.038% (US0006M + 1.538%) due 10/01/2035 ~	36	37
3.043% (H15T1Y + 2.043%) due 06/01/2035 ~	10	11
3.058% (US0012M + 1.308%) due 11/01/2035 ~	42	43
3.092% (LIBOR01M + 1.220%) due 10/25/2038 ~	46	47
3.120% (H15T1Y + 1.997%) due 09/01/2035 ~	17	18
3.121% (US0006M + 1.538%) due 01/01/2036 ~	25	27
3.142% (US0006M + 1.538%) due 01/01/2036 ~	23	24
3.157% (COF 11 + 1.251%) due 05/01/2036 ~	1,123	1,166
3.175% (US0012M + 1.425%) due 09/01/2034 ~	261	271
3.220% (H15T1Y + 2.095%) due 08/01/2026 ~	3	3
3.252% (H15T1Y + 2.254%) due 07/01/2029 ~	56	57
3.265% (US0012M + 1.515%) due 07/01/2034 ~	6	6
3.311% (H15T1Y + 2.175%) due 09/01/2034 ~	61	64
3.318% (H15T1Y + 2.183%) due 09/01/2034 ~	12	12
3.354% (US0012M + 1.570%) due 06/01/2034 ~	3	3
3.368% (US0012M + 1.618%) due 12/01/2035 ~	23	24
3.385% (US0012M + 1.635%) due 07/01/2035 ~	26	27
3.389% (US0006M + 1.548%) due 08/01/2035 ~	38	40
3.397% (US0012M + 1.625%) due 05/01/2035 ~	90	94
3.401% (H15T1Y + 2.223%) due 12/01/2040 ~	49	51
3.407% (US0012M + 1.678%) due 05/01/2035 ~	28	29
3.426% (US0012M + 1.676%) due 05/01/2034 ~	29	31
3.445% (H15T1Y + 2.213%) due 08/01/2029 ~	378	391
3.454% (US0012M + 1.709%) due 12/01/2036 ~	15	16
3.455% (H15T1Y + 2.268%) due 10/01/2035 ~	4	4
3.462% (US0012M + 1.712%) due 09/01/2034 ~	22	23

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	27

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.476% (US0012M + 1.701%) due 02/01/2034 ~	$36	$38
3.487% (US0012M + 1.737%) due 09/01/2035 ~	22	24
3.519% (US0012M + 1.769%) due 08/01/2035 ~	15	15
3.523% (H15T1Y + 2.273%) due 11/01/2027 ~	2	2
3.528% (US0012M + 1.731%) due 05/01/2038 ~	2,464	2,597
3.530% (US0012M + 1.780%) due 11/01/2035 ~	59	61
3.538% (H15T1Y + 2.175%) due 01/01/2036 ~	108	114
3.540% (US0012M + 1.790%) due 12/01/2036 ~	14	14
3.551% (H15T1Y + 2.360%) due 11/01/2034 ~	108	114
3.585% (US0012M + 1.835%) due 10/01/2035 ~	7	7
3.605% (US0012M + 1.605%) due 04/01/2033 ~	4	4
3.650% (US0006M + 2.091%) due 11/01/2024 ~	5	5
3.692% (US0012M + 1.942%) due 09/01/2035 ~	36	37
3.715% (H15T1Y + 2.215%) due 02/01/2033 ~	2	2
3.765% (US0012M + 2.015%) due 06/01/2036 ~	8	8
3.800% (US0012M + 2.050%) due 06/01/2035 ~	164	174
3.813% (H15T1Y + 2.313%) due 01/01/2032 ~	169	170
3.830% (US0012M + 1.814%) due 03/01/2036 ~	21	22
3.912% (US0012M + 1.912%) due 03/01/2036 ~	24	25
3.943% (COF 11 + 1.254%) due 05/01/2036 ~	23	24
3.948% (H15T1Y + 2.218%) due 04/01/2029 ~	3	3
3.954% (H15T1Y + 2.553%) due 01/01/2036 ~	28	29
4.440% (COF 11 + 1.250%) due 07/01/2028 ~	4	5
5.050% (LIBOR06M + 1.550%) due 07/01/2018 ~	41	41
6.500% due 10/25/2042 ~	237	270
8.383% due 06/25/2032 ~	13	13
FDIC Structured Sale Guaranteed Notes
2.073% (LIBOR01M + 0.500%) due 11/29/2037 ~	406	405

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Federal Housing Administration
6.896% due 07/01/2020	$23	$23
7.350% due 04/01/2019	5	5
Freddie Mac
1.277% due 08/25/2019 ~(a)	175,320	2,679
1.443% due 01/15/2038 ~(a)	23,915	1,259
1.661% (LIBOR01M + 0.040%) due 12/25/2036 ~	1,785	1,784
1.925% (LIBOR01M + 0.350%) due 03/15/2037 - 02/15/2038 ~(j)	78,574	78,446
1.925% due 08/15/2038 ~(j)	45,238	45,187
1.975% (LIBOR01M + 0.400%) due 11/15/2044 ~(j)	21,213	21,163
2.025% (LIBOR01M + 0.450%) due 12/15/2037 ~(j)	8,762	8,779
2.027% (LIBOR01M + 0.250%) due 07/15/2034 ~	75	75
2.127% (LIBOR01M + 0.350%) due 07/15/2036 ~	381	382
2.177% (LIBOR01M + 0.400%) due 01/15/2022 - 06/15/2031 ~	62	62
2.227% (LIBOR01M + 0.450%) due 12/15/2031 - 09/15/2041 ~	1,163	1,168
2.257% (LIBOR01M + 0.480%) due 11/15/2036 ~	36	37
2.263% (12MTA + 1.200%) due 02/25/2045 ~	1,013	1,019
2.277% (LIBOR01M + 0.500%) due 07/15/2039 - 02/15/2041 ~	2,239	2,260
2.327% (LIBOR01M + 0.550%) due 06/15/2031 ~	157	158
2.377% (LIBOR01M + 0.600%) due 06/15/2031 - 12/15/2037 ~	274	276
2.401% (12MTA + 1.200%) due 10/25/2044 ~	2,741	2,776
2.477% (LIBOR01M + 0.700%) due 03/15/2032 ~	113	115
2.527% (LIBOR01M + 0.750%) due 03/15/2023 ~	2	2
2.777% (LIBOR01M + 1.000%) due 11/15/2033 - 10/15/2049 ~	161	165
3.305% (H15T1Y + 2.183%) due 04/01/2025 ~	3	3
3.357% (H15T1Y + 2.281%) due 07/01/2033 ~	20	21
3.373% (H15T1Y + 2.250%) due 08/01/2035 ~	14	15

28	PIMCO SHORT-TERM FUND	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.477% (US0012M + 1.727%) due 09/01/2035 ~	$104	$109
3.481% (US0012M + 1.731%) due 08/01/2035 ~	66	70
3.523% (H15T1Y + 2.250%) due 05/01/2034 ~	23	25
3.560% (US0012M + 1.810%) due 11/01/2035 ~	21	22
3.626% (US0012M + 1.876%) due 12/01/2035 ~	10	10
3.652% (US0012M + 1.863%) due 08/01/2034 ~	30	31
3.699% (US0012M + 1.949%) due 10/01/2033 ~	15	15
5.000% due 08/15/2035	1,780	1,905
5.500% due 08/15/2030	1	1
6.500% due 07/25/2043	188	213
Ginnie Mae
0.000% (US0001M + 0.850%) due 11/20/2066 ~	8,445	8,585
2.125% (US0001M + 0.550%) due 04/20/2062 ~	6,972	6,997
2.175% (US0001M + 0.600%) due 10/20/2065 ~	4,931	4,958
2.186% (LIBOR01M + 0.400%) due 02/16/2032 - 03/16/2032 ~	133	134
2.255% (US0001M + 0.680%) due 11/20/2065 ~	7,835	7,892
2.275% (US0001M + 0.700%) due 02/20/2062 ~	30,995	31,235
2.286% (LIBOR01M + 0.500%) due 02/16/2030 ~	18	18
2.345% (US0001M + 0.770%) due 10/20/2066 ~	3,303	3,343
2.375% (H15T1Y + 1.500%) due 02/20/2024 - 03/20/2032 ~	640	661
2.375% (US0001M + 0.800%) due 01/20/2066 - 06/20/2066 ~	38,542	39,047
2.386% (LIBOR01M + 0.600%) due 02/16/2030 ~	26	26
2.425% (US0001M + 0.850%) due 04/20/2066 ~	4,404	4,472
2.500% (H15T1Y + 1.500%) due 01/20/2022 ~	12	12
2.525% (US0001M + 0.950%) due 12/20/2066 ~	3,440	3,509
2.530% (LIBOR12M + 0.800%) due 07/20/2067 ~	5,033	5,219
2.550% (US0012M + 0.750%) due 04/20/2067 ~	5,178	5,344

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.575% (US0001M + 1.000%) due 03/20/2066 ~	$22,236	$22,731
2.625% (H15T1Y + 1.500%) due 05/20/2021 - 05/20/2032 ~	829	859
2.710% due 11/20/2067 ~	2,004	2,072
2.750% (H15T1Y + 1.500%) due 07/20/2022 - 08/20/2031 ~	709	732
2.772% (LIBOR01M + 0.950%) due 03/20/2031 ~	177	180
2.786% (LIBOR01M + 1.000%) due 08/16/2039 ~	326	334
3.125% (H15T1Y + 1.500%) due 12/20/2021 - 12/20/2033 ~	351	364
4.000% (H15T1Y + 1.500%) due 02/20/2019 ~	1	1
NCUA Guaranteed Notes
1.929% (LIBOR01M + 0.350%) due 12/07/2020 ~	2,807	2,814
2.181% (LIBOR01M + 0.560%) due 12/08/2020 ~	2,629	2,645
Small Business Administration
4.340% due 03/01/2024	50	51
5.370% due 04/01/2028	103	109
5.490% due 03/01/2028	59	63

Total U.S. Government Agencies (Cost $412,589)		414,710

U.S. TREASURY OBLIGATIONS 2.9%

U.S. Treasury Notes
2.375% due 05/15/2027 (j)	515,800	500,157

Total U.S. Treasury Obligations (Cost $501,663)		500,157

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.7%
280 Park Avenue Mortgage Trust
2.657% due 09/15/2034 ~	12,400	12,471
Adjustable Rate Mortgage Trust
3.742% due 02/25/2035 ~	1,774	1,791
American Home Mortgage Assets Trust
2.062% (US0001M + 0.190%) due 05/25/2046 ^~	1,757	1,485
2.062% (US0001M + 0.190%) due 09/25/2046 ^~	675	609
American Home Mortgage Investment Trust
3.668% (US0006M + 1.500%) due 09/25/2045 ~	213	214

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	29

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.706% (US0012M + 1.500%) due 10/25/2034 ~	$144	$145
4.211% (US0006M + 2.000%) due 02/25/2045 ~	14	14
AREIT Trust
2.350% due 02/15/2035 ~	7,500	7,523
BAMLL Commercial Mortgage Securities Trust
2.577% (LIBOR01M + 0.800%) due 06/15/2028 ~	2,613	2,615
2.988% (LIBOR01M + 1.400%) due 12/15/2031 ~	4,660	4,671
Banc of America Funding Trust
3.642% due 02/20/2036 ~	1,056	1,049
4.028% due 01/20/2047 ^~	100	97
Banc of America Mortgage Trust
3.691% due 02/25/2036 ^~	70	66
4.220% due 07/20/2032 ~	15	16
Bancorp Commercial Mortgage Trust
3.207% (LIBOR01M + 1.430%) due 11/15/2033 ~	2,428	2,432
Bear Stearns Adjustable Rate Mortgage Trust
2.782% due 11/25/2030 ~	35	34
3.312% due 07/25/2033 ~	3,613	3,569
3.475% due 08/25/2033 ~	1,321	1,324
3.532% due 11/25/2034 ~	488	479
3.558% due 01/25/2035 ~	71	71
3.578% due 11/25/2034 ~	6,633	6,019
3.619% due 10/25/2035 ~	4	4
3.757% due 01/25/2034 ~	193	195
3.765% due 05/25/2047 ^~	991	958
3.808% due 01/25/2034 ~	49	50
Bear Stearns ALT-A Trust
2.032% (US0001M + 0.160%) due 02/25/2034 ~	654	614
2.572% (US0001M + 0.700%) due 09/25/2034 ~	1,579	1,584
3.500% due 01/25/2036 ^~	1,546	1,530
3.541% due 11/25/2036 ~	2,437	2,284
3.589% due 09/25/2035 ~	2,410	2,147
3.688% due 05/25/2035 ~	186	189
Bear Stearns Structured Products, Inc. Trust
3.319% due 12/26/2046 ~	3,214	2,839
3.633% due 01/26/2036 ~	5,757	5,133
BX Trust
2.657% (LIBOR01M + 0.880%) due 07/15/2034 ~	11,395	11,451
2.697% (LIBOR01M + 0.920%) due 07/15/2034 ~	23,900	23,982
CGGS Commercial Mortgage Trust
2.650% due 02/15/2037 ~	12,200	12,233
CGMS Commercial Mortgage Trust
2.388% (LIBOR01M + 0.800%) due 07/15/2030 ~	7,288	7,289

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Chase Mortgage Finance Trust
3.580% due 03/25/2037 ^~	$348	$347
Chevy Chase Funding LLC Mortgage-Backed Certificates
2.122% (US0001M + 0.250%) due 08/25/2035 ~	185	182
Citigroup Commercial Mortgage Trust
2.627% due 07/15/2032 ~	6,400	6,406
3.057% (LIBOR01M + 1.280%) due 07/15/2027 ~	9,345	9,353
Citigroup Mortgage Loan Trust
1.761% (US0001M + 0.140%) due 08/25/2036 ~	9,092	9,030
1.942% (LIBOR01M + 0.070%) due 01/25/2037 ~	276	234
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~	290	293
3.465% due 09/25/2037 ^~	1,971	1,865
3.545% due 08/25/2035 ~	786	790
3.554% due 07/25/2046 ^~	242	228
4.280% (H15T1Y + 2.400%) due 10/25/2035 ^~	123	124
Citigroup Mortgage Loan Trust, Inc.
2.830% (H15T1Y + 1.800%) due 09/25/2035 ~	39	39
3.889% due 03/25/2034 ~	54	55
Cold Storage Trust
2.777% (LIBOR01M + 1.000%) due 04/15/2036 ~	33,100	33,268
COLT Mortgage Loan Trust
3.000% due 05/25/2046	356	361
Countrywide Alternative Loan Trust
2.002% (US0001M + 0.180%) due 02/20/2047 ^~	3,702	3,036
2.017% (US0001M + 0.195%) due 12/20/2046 ^~	2,477	2,115
2.032% (US0001M + 0.210%) due 07/20/2046 ^~	1,233	915
2.032% (US0001M + 0.160%) due 02/25/2047 ~	142	137
2.052% (US0001M + 0.180%) due 05/25/2047 ~	2,436	2,380
2.062% (US0001M + 0.190%) due 09/25/2046 ^~	958	881
2.082% (US0001M + 0.210%) due 07/25/2046 ~	240	237
2.283% (12MTA + 1.000%) due 12/25/2035 ~	490	454
2.283% (12MTA + 1.000%) due 02/25/2036 ~	289	264
3.683% due 02/25/2037 ^~	962	938
6.000% due 04/25/2037 ^	149	106
6.250% due 12/25/2033	199	204

30	PIMCO SHORT-TERM FUND	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Countrywide Home Loan Mortgage Pass-Through Trust
2.332% (US0001M + 0.460%) due 05/25/2035 ~	$203	$188
2.452% (US0001M + 0.580%) due 04/25/2035 ~	25	23
2.512% (US0001M + 0.640%) due 03/25/2035 ~	283	248
3.473% due 09/25/2047 ^~	188	177
3.500% due 07/19/2031 ~	3	3
3.866% due 11/19/2033 ~	123	125
Countrywide Home Loan Reperforming REMIC Trust
2.212% (US0001M + 0.340%) due 06/25/2035 ~	2,464	2,383
Credit Suisse First Boston Mortgage Securities Corp.
2.195% due 03/25/2032 ~	38	36
3.493% due 11/25/2033 ~	1,042	1,047
3.705% due 11/25/2034 ~	344	351
Credit Suisse Mortgage Capital Trust
2.527% (LIBOR01M + 0.750%) due 07/15/2032 ~	15,600	15,619
2.727% (LIBOR01M + 0.950%) due 02/15/2031 ~	7,500	7,514
First Horizon Mortgage Pass-Through Trust
3.261% due 08/25/2035 ~	320	274
GMAC Mortgage Corp. Loan Trust
4.070% due 08/19/2034 ~	1,398	1,389
Gosforth Funding PLC
2.648% due 12/19/2059 ~	8,163	8,174
Great Wolf Trust
2.777% due 09/15/2034 ~	10,000	10,020
GreenPoint Mortgage Funding Trust
2.312% (US0001M + 0.440%) due 06/25/2045 ~	241	231
2.332% (US0001M + 0.460%) due 06/25/2045 ~	125	115
2.412% (US0001M + 0.540%) due 11/25/2045 ~	347	308
GS Mortgage Securities Corp. Trust
2.477% (LIBOR01M + 0.700%) due 07/15/2032 ~	8,000	8,015
GS Mortgage Securities Trust
3.648% due 01/10/2047	34,500	35,159
GSMPS Mortgage Loan Trust
8.500% due 01/25/2036	136	146
GSR Mortgage Loan Trust
3.524% due 04/25/2036 ~	261	237
3.614% due 09/25/2035 ~	1,609	1,647
3.658% due 01/25/2036 ^~	377	374
HarborView Mortgage Loan Trust
1.938% (US0001M + 0.130%) due 03/19/2037 ~	753	727

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.988% (US0001M + 0.180%) due 07/19/2046 ^~	$1,765	$1,171
2.048% (LIBOR01M + 0.240%) due 03/19/2036 ~	2,920	2,533
2.248% (US0001M + 0.440%) due 05/19/2035 ~	1,095	1,058
3.587% due 04/19/2034 ~	16	16
3.700% due 08/19/2036 ^~	83	76
Holmes Master Issuer PLC
2.146% due 10/15/2054 ~	48,700	48,734
Hyatt Hotel Portfolio Trust
2.435% due 08/09/2032 ~	1,900	1,901
Impac CMB Trust
2.512% (US0001M + 0.640%) due 03/25/2035 ~	3,395	3,322
2.772% (US0001M + 0.900%) due 10/25/2033 ~	10	10
IMT Mortgage Trust
2.477% (LIBOR01M + 0.700%) due 06/15/2034 ~	9,900	9,906
IndyMac Adjustable Rate Mortgage Trust
2.779% due 01/25/2032 ~	2	2
2.784% due 01/25/2032 ~	1	1
IndyMac Mortgage Loan Trust
2.052% (LIBOR01M + 0.180%) due 07/25/2047 ~	677	518
2.062% (US0001M + 0.190%) due 09/25/2046 ~	1,102	1,024
2.072% (US0001M + 0.200%) due 06/25/2046 ~	568	491
2.082% (US0001M + 0.210%) due 05/25/2046 ~	185	178
2.112% (US0001M + 0.240%) due 07/25/2035 ~	156	150
3.494% due 12/25/2034 ~	27	27
JPMorgan Chase Commercial Mortgage Securities Trust
2.548% (LIBOR01M + 0.830%) due 07/15/2034 ~	15,800	15,858
3.277% (LIBOR01M + 1.500%) due 10/15/2034 ~	8,454	8,467
3.379% due 09/15/2050	4,300	4,294
JPMorgan Mortgage Trust
3.101% due 04/25/2035 ~	1,758	1,663
Ladder Capital Commercial Mortgage Mortgage Trust
2.666% due 09/15/2034 ~	7,300	7,311
LB Commercial Mortgage Trust
6.410% due 06/15/2031	136	136
LMREC, Inc.
3.554% (LIBOR01M + 1.700%) due 11/24/2031 «~	16,300	16,300

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	31

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Luminent Mortgage Trust
2.042% (LIBOR01M + 0.170%) due 12/25/2036 ~	$769	$690
2.052% (LIBOR01M + 0.180%) due 12/25/2036 ^~	250	227
2.072% (US0001M + 0.200%) due 10/25/2046 ~	236	229
MASTR Adjustable Rate Mortgages Trust
2.082% (US0001M + 0.210%) due 04/25/2046 ~	553	479
3.469% due 11/21/2034 ~	826	852
MASTR Alternative Loan Trust
5.000% due 04/25/2019	15	15
6.000% due 08/25/2033	806	818
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.477% (US0001M + 0.700%) due 11/15/2031 ~	771	773
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.217% (US0001M + 0.440%) due 12/15/2030 ~	785	764
2.612% due 10/20/2029 ~	579	583
2.637% (US0001M + 0.860%) due 08/15/2032 ~	54	52
Merrill Lynch Mortgage Investors Trust
2.082% (US0001M + 0.210%) due 02/25/2036 ~	3,797	3,666
2.122% (US0001M + 0.250%) due 11/25/2035 ~	647	617
2.664% (US0001M + 1.000%) due 10/25/2035 ~	1,431	1,375
2.911% (US0006M + 1.250%) due 10/25/2035 ~	952	962
3.711% (US0006M + 1.500%) due 12/25/2032 ~	5	5
Merrill Lynch Mortgage-Backed Securities Trust
3.671% due 04/25/2037 ^~	328	287
Morgan Stanley Bank of America Merrill Lynch Trust
3.040% due 04/15/2048	3,500	3,491
Morgan Stanley Capital, Inc.
2.627% due 11/15/2034 ~	5,400	5,415
Morgan Stanley Mortgage Loan Trust
2.092% (US0001M + 0.220%) due 02/25/2047 ~	964	528
3.304% due 06/25/2036 ~	88	90
MortgageIT Trust
2.612% (US0001M + 0.740%) due 12/25/2034 ~	668	663
Motel 6 Trust
2.697% due 08/15/2034 ~	44,346	44,551
Natixis Commercial Mortgage Securities Trust
2.527% due 02/15/2033 ~	5,900	5,911

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Nomura Resecuritization Trust
2.896% (US0001M + 0.386%) due 12/26/2036 ~		$4,521	$4,475
3.237% due 04/26/2037 ~		8,328	8,468
OBX Trust
2.527% due 06/25/2057 ~		5,330	5,343
Pepper Residential Securities Trust
2.820% due 08/13/2057 ~	AUD	6,800	5,223
PFP Ltd.
2.657% due 07/14/2035 ~		$36,834	36,956
RAIT Trust
3.200% (LIBOR01M + 1.450%) due 11/13/2031 ~		231	231
RBS Acceptance, Inc.
4.109% due 06/25/2024 ~		1	1
RBSSP Resecuritization Trust
1.941% (US0001M + 0.320%) due 08/26/2045 ~		5,431	5,329
2.121% (US0001M + 0.500%) due 10/26/2036 ~		1,110	1,107
2.131% (US0001M + 0.500%) due 09/26/2036 ~		472	472
3.768% due 10/25/2035 ~		6,368	6,447
Reperforming Loan REMIC Trust
5.065% due 01/25/2034 ~		11	11
Residential Accredit Loans, Inc. Trust
2.082% (US0001M + 0.210%) due 04/25/2046 ~		187	94
2.122% (US0001M + 0.250%) due 08/25/2037 ~		400	390
2.221% (US0001M + 0.300%) due 08/25/2035 ~		768	686
2.643% (12MTA + 1.360%) due 09/25/2045 ~		460	439
Residential Asset Securitization Trust
3.627% due 12/25/2034 ~		2,142	2,133
5.750% due 02/25/2036 ^		123	97
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032		16	17
Ripon Mortgages PLC
1.326% (BP0003M + 0.800%) due 08/20/2056 ~	GBP	43,693	61,697
Sequoia Mortgage Trust
2.022% (US0001M + 0.200%) due 05/20/2035 ~		$3,605	3,540
2.582% (US0001M + 0.760%) due 10/20/2027 ~		268	258
3.193% due 01/20/2047 ^~		190	156
3.603% due 04/20/2035 ~		215	225
Stonemont Portfolio Trust
2.672% due 08/20/2030 ~		26,500	26,569

32	PIMCO SHORT-TERM FUND	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Adjustable Rate Mortgage Loan Trust
2.682% (12MTA + 1.400%) due 01/25/2035 ~		$48	$45
3.627% due 08/25/2035 ~		506	508
3.689% due 02/25/2034 ~		65	66
Structured Asset Mortgage Investments Trust
2.058% (US0001M + 0.250%) due 07/19/2035 ~		2,859	2,793
2.062% (US0001M + 0.190%) due 07/25/2046 ^~		2,020	1,734
2.092% (US0001M + 0.220%) due 05/25/2036 ~		5,196	4,747
2.092% (US0001M + 0.220%) due 05/25/2046 ~		967	568
2.132% (US0001M + 0.260%) due 03/25/2037 ~		762	574
2.152% (US0001M + 0.280%) due 02/25/2036 ^~		25	24
2.332% (US0001M + 0.460%) due 05/25/2045 ~		363	341
2.388% (US0001M + 0.580%) due 07/19/2034 ~		14	14
2.468% (US0001M + 0.660%) due 09/19/2032 ~		17	17
2.508% (US0001M + 0.700%) due 03/19/2034 ~		236	236
2.508% (US0001M + 0.700%) due 04/19/2035 ~		968	960
Structured Asset Securities Corp.
5.050% due 02/25/2034		8	8
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.478% due 07/25/2032 ~		43	40
Tharaldson Hotel Portfolio Trust
2.490% due 11/11/2034 ~		12,600	12,630
Thornburg Mortgage Securities Trust
3.402% due 04/25/2045 ~		139	139
TORRENS Trust
3.135% (BBSW1M + 1.350%) due 05/16/2042 ~	AUD	5,602	4,316
UBS-Barclays Commercial Mortgage Trust
2.530% (LIBOR01M + 0.790%) due 04/10/2046 ~		$3,296	3,355
VMC Finance LLC
2.597% due 04/15/2035 ~		1,700	1,715
WaMu Mortgage Pass-Through Certificates Trust
1.983% (12MTA + 0.700%) due 02/25/2047 ^~		480	428
2.011% (12MTA + 0.810%) due 12/25/2046 ~		1,471	1,451

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.013% (12MTA + 0.730%) due 01/25/2047 ~	$349	$349
2.021% (12MTA + 0.820%) due 12/25/2046 ^~	711	648
2.023% (12MTA + 0.740%) due 01/25/2047 ^~	706	655
2.027% (COF 11 + 1.250%) due 02/27/2034 ~	43	43
2.027% (COF 11 + 1.250%) due 01/25/2047 ~	191	189
2.043% (12MTA + 0.760%) due 04/25/2047 ~	1,114	1,108
2.132% (US0001M + 0.260%) due 11/25/2045 ~	102	101
2.142% (US0001M + 0.270%) due 12/25/2045 ~	157	155
2.162% (US0001M + 0.290%) due 10/25/2045 ~	1,028	1,030
2.182% (US0001M + 0.310%) due 01/25/2045 ~	129	129
2.253% (COF 11 + 1.500%) due 12/25/2046 ~	724	714
2.277% (COF 11 + 1.500%) due 07/25/2046 ~	209	205
2.277% (COF 11 + 1.500%) due 08/25/2046 ~	4,903	4,778
2.277% (COF 11 + 1.500%) due 09/25/2046 ~	344	343
2.277% (COF 11 + 1.500%) due 11/25/2046 ~	132	125
2.283% (12MTA + 1.000%) due 02/25/2046 ~	1,816	1,784
2.283% (12MTA + 1.000%) due 08/25/2046 ~	9,379	8,829
2.483% (12MTA + 1.200%) due 11/25/2042 ~	281	269
2.683% (12MTA + 1.400%) due 06/25/2042 ~	292	282
2.683% (12MTA + 1.400%) due 08/25/2042 ~	337	328
2.795% due 01/25/2037 ^~	400	380
2.917% due 04/25/2037 ^~	272	248
3.036% due 12/25/2036 ^~	259	249
3.050% due 05/25/2037 ^~	546	465
3.247% due 02/25/2037 ^~	601	552
3.268% due 06/25/2034 ~	1,282	1,313
3.273% due 09/25/2036 ^~	411	401
3.337% due 09/25/2033 ~	1,151	1,183
3.351% due 09/25/2033 ~	500	507
3.352% due 02/25/2037 ^~	1,385	1,326
3.368% due 02/25/2037 ^~	680	663
3.456% due 03/25/2033 ~	48	48
Washington Mutual Mortgage Pass-Through Certificates Trust
2.253% (12MTA + 0.970%) due 05/25/2046 ~	427	369

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	33

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.426% due 02/25/2033 ~	$19	$18
Wells Fargo Commercial Mortgage Trust
2.508% due 12/15/2036 ~	5,100	5,102
2.600% due 12/13/2031 ~	10,000	10,031
2.836% (LIBOR01M + 1.050%) due 07/15/2046 ~	2,500	2,536
3.327% (LIBOR01M + 1.550%) due 01/15/2059 ~	3,500	3,685
Wells Fargo Mortgage-Backed Securities Trust
3.478% due 12/25/2034 ~	637	650
3.495% due 07/25/2036 ^~	346	350
3.528% due 09/25/2034 ~	90	92
3.645% due 06/25/2035 ~	1,149	1,184
3.755% due 03/25/2036 ~	88	89
Wells Fargo-RBS Commercial Mortgage Trust
2.986% (LIBOR01M + 1.200%) due 06/15/2045 ~	15,000	15,344
3.369% due 11/15/2047	13,025	13,153
WFRBS Commercial Mortgage Trust
2.346% (LIBOR01M + 0.560%) due 08/15/2047 ~	21,200	21,284

Total Non-Agency Mortgage-Backed Securities (Cost $784,368)		796,497

ASSET-BACKED SECURITIES 10.9%
AASET US Ltd.
3.844% due 01/16/2038	19,696	19,563
ACE Securities Corp. Home Equity Loan Trust
1.932% (US0001M + 0.060%) due 10/25/2036 ~	12	7
Allegro CLO Ltd.
2.987% (US0003M + 1.220%) due 01/30/2026 ~	21,300	21,299
Amortizing Residential Collateral Trust
2.452% (US0001M + 0.580%) due 07/25/2032 ~	57	56
2.572% (US0001M + 0.700%) due 10/25/2031 ~	240	236
2.572% (US0001M + 0.700%) due 08/25/2032 ~	263	256
Amresco Residential Securities Corp. Mortgage Loan Trust
2.812% (US0001M + 0.940%) due 06/25/2029 ~	99	95
Apidos CLO
2.719% (US0003M + 0.980%) due 01/19/2025 ~	35,600	35,608
Ares CLO Ltd.
3.375% (US0003M + 1.350%) due 12/05/2025 ~	10,900	10,944

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.922% (US0001M + 1.050%) due 12/25/2033 ~	$164	$166
Asset-Backed Funding Certificates Trust
2.572% (US0001M + 0.700%) due 06/25/2034 ~	501	491
Asset-Backed Securities Corp. Home Equity Loan Trust
1.952% (US0001M + 0.080%) due 05/25/2037 ~	26	19
Avant Loans Funding Trust
2.410% due 03/15/2021	875	875
Babson CLO Ltd.
2.881% (US0003M + 1.150%) due 10/17/2026 ~	13,600	13,598
Basic Asset-Backed Securities Trust
2.182% (US0001M + 0.310%) due 04/25/2036 ~	1,251	1,209
Bayview Opportunity Master Fund Trust
3.105% due 07/28/2032	882	878
3.105% due 08/28/2032	3,355	3,343
3.352% due 11/28/2032	4,817	4,815
3.475% due 04/28/2032 ~	959	960
3.672% due 03/28/2033 «	2,350	2,350
3.721% due 02/28/2033	3,447	3,451
Bear Stearns Asset-Backed Securities Trust
2.532% (US0001M + 0.660%) due 10/25/2032 ~	216	218
2.547% (US0001M + 0.675%) due 11/25/2035 ^~	1,000	999
2.672% (LIBOR01M + 0.800%) due 10/27/2032 ~	76	74
2.872% (US0001M + 1.000%) due 10/25/2037 ~	1,513	1,524
2.872% (US0001M + 1.000%) due 11/25/2042 ~	22	22
Benefit Street Partners CLO Ltd.
2.514% due 07/18/2027 ~	2,800	2,799
Black Diamond CLO Ltd.
2.781% (US0003M + 1.050%) due 02/06/2026 ~	6,000	6,005
BlueMountain CLO Ltd.
2.650% (US0003M + 0.890%) due 10/29/2025 ~	3,079	3,080
3.052% (US0003M + 1.330%) due 04/13/2027 ~	18,200	18,218
Bravo Mortgage Asset Trust
2.112% (US0001M + 0.240%) due 07/25/2036 ~	526	526
Brookside Mill CLO Ltd.
2.524% due 01/17/2028 ~	5,000	4,995

34	PIMCO SHORT-TERM FUND	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Carlyle Global Market Strategies CLO Ltd.
2.862% (US0003M + 1.140%) due 10/16/2025 ~	$20,200	$20,205
2.910% (US0003M + 1.150%) due 07/27/2026 ~	6,600	6,604
3.210% (US0003M + 1.450%) due 07/27/2026 ~	62,900	62,959
Cent CLO Ltd.
2.970% (US0003M + 1.210%) due 07/27/2026 ~	38,600	38,644
3.090% (US0003M + 1.330%) due 10/29/2025 ~	1,031	1,033
Chase Funding Trust
2.512% (US0001M + 0.640%) due 08/25/2032 ~	25	24
CIFC Funding Ltd.
2.761% (US0003M + 1.020%) due 10/24/2025 ~	9,532	9,532
CIT Group Home Equity Loan Trust
2.412% (LIBOR01M + 0.540%) due 06/25/2033 ~	35	34
Citigroup Mortgage Loan Trust
1.932% (US0001M + 0.060%) due 07/25/2045 ~	338	270
Colony American Finance Ltd.
2.544% due 06/15/2048	13,874	13,647
Colony Starwood Homes Trust
3.308% (LIBOR01M + 1.500%) due 07/17/2033 ~	35,100	35,334
Commonbond Student Loan Trust
2.550% due 05/25/2041	8,725	8,560
ContiMortgage Home Equity Loan Trust
2.117% (US0001M + 0.340%) due 03/15/2027 ~	1	1
Countrywide Asset-Backed Certificates
2.352% (LIBOR01M + 0.480%) due 12/25/2031 ^~	31	28
2.612% (US0001M + 0.740%) due 05/25/2032 ~	210	203
2.697% (US0001M + 0.825%) due 03/25/2034 ~	1,977	1,967
2.732% (US0001M + 0.860%) due 05/25/2033 ~	7	7
Countrywide Asset-Backed Certificates Trust
2.412% (US0001M + 0.540%) due 12/25/2034 ~	7,597	7,399
Credit Suisse First Boston Mortgage Securities Corp.
2.492% (US0001M + 0.620%) due 01/25/2032 ~	2	2
Credit Suisse Mortgage Capital Trust
4.500% due 03/25/2021	13,327	13,388

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit-Based Asset Servicing and Securitization LLC
1.932% (US0001M + 0.060%) due 11/25/2036 ~		$50	$32
1.992% (LIBOR01M + 0.120%) due 07/25/2037 ~		357	238
CVC Cordatus Loan Fund Ltd.
0.870% (EUR006M + 0.870%) due 07/15/2027 ~	EUR	16,000	19,771
CWHEQ Revolving Home Equity Loan Trust
1.917% (US0001M + 0.140%) due 01/15/2037 ~		$21	20
Delta Funding Home Equity Loan Trust
2.597% (US0001M + 0.820%) due 09/15/2029 ~		26	26
Drug Royalty LP
4.572% (US0003M + 2.850%) due 07/15/2023 ~		4,012	4,044
Eagle Ltd.
2.570% due 12/15/2039		881	876
ECMC Group Student Loan Trust
2.533% due 02/27/2068 ~		30,500	30,525
2.922% (US0001M + 1.050%) due 05/25/2067 ~		1,812	1,822
Edsouth Indenture LLC
2.602% (US0001M + 0.730%) due 04/25/2039 ~		3,862	3,863
EFS Volunteer LLC
2.595% (US0003M + 0.850%) due 10/25/2035 ~		7,270	7,280
EMC Mortgage Loan Trust
2.612% (US0001M + 0.740%) due 05/25/2040 ~		36	34
Emerson Park CLO Ltd.
2.702% (US0003M + 0.980%) due 07/15/2025 ~		5,542	5,545
Equity One Mortgage Pass-Through Trust
2.432% (LIBOR01M + 0.560%) due 11/25/2032 ~		32	32
2.472% (US0001M + 0.600%) due 04/25/2034 ~		537	480
Evergreen Credit Card Trust
2.497% (LIBOR01M + 0.720%) due 04/15/2020 ~		41,800	41,814
Figueroa CLO Ltd.
3.452% (US0003M + 1.250%) due 06/20/2027 ~		8,200	8,211
First NLC Trust
1.942% (US0001M + 0.070%) due 08/25/2037 ~		479	304

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	35

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Flagship Ltd.
2.865% (US0003M + 1.120%) due 01/20/2026 ~	$10,600	$10,606
Galaxy CLO Ltd.
2.980% (US0003M + 1.130%) due 11/16/2025 ~	22,840	22,860
Gallatin CLO Ltd.
2.772% due 07/15/2027 ~	15,000	15,039
GSAMP Trust
1.942% (US0001M + 0.070%) due 12/25/2036 ~	360	190
2.552% (US0001M + 0.680%) due 11/25/2034 ~	202	203
Home Equity Asset Trust
2.792% (US0001M + 0.920%) due 02/25/2033 ~	1	1
2.817% (US0001M + 0.945%) due 06/25/2034 ~	6,070	6,065
HSI Asset Loan Obligation Trust
1.932% (US0001M + 0.060%) due 12/25/2036 ~	112	51
HSI Asset Securitization Corp. Trust
2.032% (US0001M + 0.160%) due 05/25/2037 ~	208	205
Invitation Homes Trust
3.050% (LIBOR01M + 1.300%) due 08/17/2032 ~	17,059	17,085
Jamestown CLO Ltd.
2.592% due 01/15/2028 ~	20,800	20,814
2.862% (US0003M + 1.140%) due 01/15/2026 ~	10,500	10,510
KVK CLO Ltd.
2.872% (US0003M + 1.150%) due 01/15/2026 ~	25,000	25,010
Lehman ABS Mortgage Loan Trust
1.962% (US0001M + 0.090%) due 06/25/2037 ~	400	282
Lehman XS Trust
2.022% (US0001M + 0.150%) due 04/25/2037 ^~	487	419
Long Beach Mortgage Loan Trust
2.432% (US0001M + 0.560%) due 10/25/2034 ~	359	349
2.572% (US0001M + 0.700%) due 03/25/2032 ~	21	21
Madison Park Funding Ltd.
2.849% (US0003M + 1.110%) due 01/19/2025 ~	2,500	2,503
3.075% (US0003M + 1.330%) due 04/20/2026 ~	8,200	8,210
Massachusetts Educational Financing Authority
2.695% (US0003M + 0.950%) due 04/25/2038 ~	1,093	1,100

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Master Credit Card Trust
2.331% due 07/22/2024 ~	$20,800	$20,820
Mastr Asset Backed Securities Trust
1.922% (US0001M + 0.050%) due 11/25/2036 ~	63	31
1.922% (US0001M + 0.050%) due 01/25/2037 ~	309	130
Merrill Lynch Mortgage Investors Trust
1.952% (US0001M + 0.080%) due 09/25/2037 ~	6	2
1.992% (US0001M + 0.120%) due 02/25/2037 ~	326	150
Morgan Stanley ABS Capital, Inc. Trust
1.932% (US0001M + 0.060%) due 05/25/2037 ~	160	146
1.972% (US0001M + 0.100%) due 09/25/2036 ~	22	11
Morgan Stanley IXIS Real Estate Capital Trust
1.922% (US0001M + 0.050%) due 11/25/2036 ~	10	5
Mountain Hawk CLO Ltd.
2.905% (US0003M + 1.160%) due 07/22/2024 ~	1,536	1,537
Navient Private Education Loan Trust
2.650% due 12/15/2028	12,271	12,183
2.740% due 02/15/2029	7,722	7,599
Navient Student Loan Trust
2.222% due 03/25/2067 ~	15,000	14,997
2.672% due 07/26/2066 ~	22,853	23,033
2.922% (US0001M + 1.050%) due 12/27/2066 ~	30,312	30,758
3.022% (US0001M + 1.150%) due 03/25/2066 ~	29,198	29,710
3.122% (US0001M + 1.250%) due 06/25/2065 ~	26,358	27,044
Nelnet Student Loan Trust
2.221% (US0001M + 0.600%) due 02/27/2051 ~	8,839	8,869
2.321% (US0001M + 0.700%) due 09/27/2038 ~	7,127	7,183
2.421% (US0001M + 0.800%) due 09/25/2065 ~	5,390	5,451
2.722% due 02/25/2066 ~	4,652	4,689
3.594% (US0003M + 1.650%) due 11/25/2024 ~	10,034	10,195
Neuberger Berman CLO Ltd.
0.000% due 04/15/2027 ~(b)	4,000	4,000
New Century Home Equity Loan Trust
2.052% (US0001M + 0.180%) due 05/25/2036 ~	425	399
2.802% (US0001M + 0.930%) due 11/25/2034 ~	3,037	3,061

36	PIMCO SHORT-TERM FUND	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NewMark Capital Funding CLO Ltd.
2.555% (US0003M + 1.220%) due 06/30/2026 ~	$12,900	$12,904
Northstar Education Finance, Inc.
2.572% (US0001M + 0.700%) due 12/26/2031 ~	7,448	7,457
NovaStar Mortgage Funding Trust
2.532% (LIBOR01M + 0.660%) due 01/25/2036 ~	9,170	9,124
Oaktree CLO Ltd.
2.965% (US0003M + 1.220%) due 10/20/2026 ~	12,900	12,923
OCP CLO Ltd.
2.522% due 07/15/2027 ~	2,800	2,803
Octagon Investment Partners Ltd.
2.822% (US0003M + 1.100%) due 04/15/2026 ~	19,400	19,401
OFSI Fund Ltd.
2.881% (US0003M + 1.150%) due 04/17/2025 ~	6,915	6,922
OHA Credit Partners Ltd.
2.755% (US0003M + 1.010%) due 10/20/2025 ~	31,336	31,352
OneMain Financial Issuance Trust
2.370% due 09/14/2032	21,000	20,655
2.570% due 07/18/2025	13,226	13,224
Option One Mortgage Loan Trust
2.412% (US0001M + 0.540%) due 08/25/2032 ~	98	96
2.532% (US0001M + 0.660%) due 05/25/2035 ~	1,607	1,615
Palmer Square CLO Ltd.
2.951% (US0003M + 1.220%) due 10/17/2027 ~	18,100	18,159
Palmer Square Loan Funding Ltd.
0.000% due 07/15/2026 ~(b)	17,400	17,400
2.822% due 04/15/2026 ~	4,000	4,000
Panhandle-Plains Higher Education Authority, Inc.
2.825% (US0003M + 1.130%) due 10/01/2035 ~	733	738
Penarth Master Issuer PLC
2.206% due 03/18/2022 ~	8,500	8,505
Pinnacle Park CLO Ltd.
2.980% (US0003M + 1.260%) due 04/15/2026 ~	17,900	17,911
Progress Residential Trust
3.208% (LIBOR01M + 1.400%) due 01/17/2034 ~	6,693	6,745
3.308% (LIBOR01M + 1.500%) due 09/17/2033 ~	14,254	14,360
Regatta Funding Ltd.
2.905% (US0003M + 1.160%) due 10/25/2026 ~	8,600	8,605

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Renaissance Home Equity Loan Trust
2.232% (US0001M + 0.360%) due 11/25/2034 ~	$160	$150
2.372% (US0001M + 0.500%) due 12/25/2033 ~	232	229
2.752% (US0001M + 0.880%) due 08/25/2033 ~	457	448
Residential Asset Mortgage Products Trust
2.432% (US0001M + 0.560%) due 06/25/2032 ~	4	4
2.552% (US0001M + 0.680%) due 05/25/2035 ~	6,750	6,705
SBA Tower Trust
2.898% due 10/15/2044	14,200	14,134
Securitized Asset-Backed Receivables LLC Trust
2.547% (US0001M + 0.675%) due 01/25/2035 ~	2,104	2,070
SLC Student Loan Trust
1.899% (US0003M + 0.060%) due 05/15/2029 ~	9,494	9,408
2.235% (US0003M + 0.110%) due 03/15/2027 ~	12,834	12,790
2.245% (US0003M + 0.120%) due 06/15/2029 ~	8,015	7,981
SLM Private Credit Student Loan Trust
2.295% (US0003M + 0.170%) due 12/15/2026 ~	13,938	13,928
SLM Private Education Loan Trust
2.590% due 01/15/2026	6,078	6,073
SLM Student Loan Trust
1.855% (US0003M + 0.110%) due 01/25/2027 ~	9,485	9,476
1.885% (US0003M + 0.140%) due 10/25/2028 ~	3,440	3,426
1.885% (US0003M + 0.140%) due 10/27/2031 ~	61,534	61,119
1.895% (US0003M + 0.150%) due 10/25/2029 ~	13,678	13,605
2.295% (US0003M + 0.550%) due 01/25/2028 ~	6,504	6,531
2.295% (US0003M + 0.550%) due 10/25/2064 ~	8,000	7,944
2.322% (US0001M + 0.450%) due 09/25/2043 ~	15,683	15,748
2.341% (EUR003M + 0.600%) due 01/25/2041 ~	10,600	10,635
2.495% (US0003M + 0.750%) due 04/25/2023 ~	1,732	1,727
2.572% (US0001M + 0.700%) due 01/25/2029 ~	6,303	6,297
2.595% (LIBOR03M + 0.550%) due 12/15/2027 ~	30,030	30,047
2.645% (US0003M + 0.900%) due 07/25/2023 ~	3,600	3,625

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	37

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.675% (US0003M + 0.550%) due 12/15/2025 ~	$26,555	$26,701
3.245% (US0003M + 1.500%) due 04/25/2023 ~	36,376	37,246
3.445% (US0003M + 1.700%) due 07/25/2023 ~	12,896	13,243
SMB Private Education Loan Trust
2.340% due 09/15/2034	1,500	1,456
3.227% (US0001M + 1.450%) due 02/17/2032 ~	6,700	6,887
SoFi Consumer Loan Program LLC
2.200% due 11/25/2026	12,975	12,913
2.500% due 05/26/2026	10,652	10,532
2.550% due 02/25/2027	6,556	6,537
2.770% due 05/25/2026	16,769	16,660
SoFi Professional Loan Program LLC
2.720% due 10/27/2036	2,495	2,477
3.020% due 02/25/2040	1,796	1,767
3.472% (US0001M + 1.600%) due 06/25/2025 ~	5,849	5,924
Sound Point CLO Ltd.
2.582% due 04/15/2027 ~	20,000	20,016
2.625% due 07/20/2027 ~	10,100	10,112
2.712% (US0003M + 0.990%) due 07/15/2025 ~	7,286	7,292
Specialty Underwriting & Residential Finance Trust
2.552% (US0001M + 0.680%) due 01/25/2034 ~	173	166
Springleaf Funding Trust
2.680% due 07/15/2030	22,100	21,769
Staniford Street CLO Ltd.
3.305% (US0003M + 1.180%) due 06/15/2025 ~	500	501
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046 ~	2,214	2,193
Starwood Waypoint Homes Trust
2.727% due 01/17/2035 ~	10,860	10,932
Structured Asset Investment Loan Trust
2.562% (US0001M + 0.690%) due 06/25/2035 ~	1,525	1,533
2.847% (US0001M + 0.975%) due 10/25/2033 ~	29	29
Structured Asset Securities Corp. Mortgage Loan Trust
3.164% (US0001M + 1.500%) due 04/25/2035 ~	771	757
Sunset Mortgage Loan Co. LLC
4.459% due 09/18/2045	1,492	1,499
Symphony CLO LP
2.804% (US0003M + 1.100%) due 01/09/2023 ~	4,789	4,793

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
THL Credit Wind River CLO Ltd.
2.914% (US0003M + 1.180%) due 04/18/2026 ~	$700	$701
Trillium Credit Card Trust
1.961% due 02/27/2023 ~	30,000	30,006
U.S. Residential Opportunity Fund Trust
3.352% due 11/27/2037	11,794	11,793
Utah State Board of Regents
2.622% (US0001M + 0.750%) due 01/25/2057 ~	20,600	20,600
Venture CDO Ltd.
2.025% (US0003M + 0.280%) due 07/22/2021 ~	556	556
Venture CLO Ltd.
2.567% due 01/15/2028 ~	10,150	10,159
2.802% (US0003M + 1.080%) due 07/15/2026 ~	47,450	47,505
VOLT LLC
3.000% due 10/25/2047	20,787	20,645
3.125% due 06/25/2047	32,356	32,270
3.125% due 09/25/2047	26,482	26,403
3.250% due 05/25/2047	36,905	36,826
3.250% due 06/25/2047	35,267	35,205
3.375% due 04/25/2047	3,594	3,595
3.375% due 05/28/2047	10,034	10,043
3.500% due 03/25/2047	8,439	8,444
4.375% due 11/27/2045	644	645
Washington Mutual Asset-Backed Certificates Trust
1.932% (US0001M + 0.060%) due 10/25/2036 ~	62	34

Total Asset-Backed Securities (Cost $1,850,759)		1,855,327

SOVEREIGN ISSUES 2.8%
Development Bank of Japan, Inc.
1.625% due 09/25/2019	10,950	10,787
2.000% (US0003M + 0.240%) due 01/28/2020 ~	30,650	30,596
2.125% due 01/30/2019	5,450	5,435
2.314% (US0003M + 0.570%) due 04/23/2021 ~	4,000	4,027
Export-Import Bank of India
2.750% due 04/01/2020	18,030	17,838
2.750% due 08/12/2020	19,779	19,530
2.892% due 08/21/2022 ~	28,850	28,818
Japan Bank for International Cooperation
1.750% due 07/31/2018	14,160	14,140
1.750% due 11/13/2018	7,500	7,475
2.125% due 02/07/2019	1,975	1,970
2.125% due 06/01/2020	8,700	8,589

38	PIMCO SHORT-TERM FUND	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.135% (US0003M + 0.390%) due 07/21/2020 ~	$55,500	$55,689
2.250% due 02/24/2020	950	942
2.486% (US0003M + 0.480%) due 06/01/2020 ~	18,300	18,400
2.514% (US0003M + 0.570%) due 02/24/2020 ~	41,850	42,147
Japan Finance Organization for Municipalities
2.000% due 09/08/2020	8,000	7,835
2.125% due 03/06/2019	11,000	10,955
2.500% due 09/12/2018	49,444	49,505
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018	1,600	1,599
Korea National Oil Corp.
2.750% due 01/23/2019	5,359	5,341
Korea Resources Corp.
2.125% due 05/02/2018	25,250	25,231
Korea Water Resources Corp.
2.000% due 04/16/2018	46,250	46,238
Qatar Government International Bond
5.250% due 01/20/2020	7,700	7,992
Tokyo Metropolitan Government
1.625% due 06/06/2018	22,000	21,970
2.000% due 05/17/2021	2,400	2,330
2.125% due 05/20/2019	3,200	3,182
2.500% due 06/08/2022	20,900	20,450

Total Sovereign Issues (Cost $469,948)		469,011

SHORT-TERM INSTRUMENTS 7.1%

CERTIFICATES OF DEPOSIT 0.9%
Barclays Bank PLC
1.940% due 09/04/2018	7,600	7,583
2.355% due 05/17/2018	7,600	7,605
Credit Suisse AG
2.507% due 09/28/2018	52,900	52,900
First Republic Bank
2.400% due 04/17/2018	17,000	16,999
Itau CorpBanca
2.500% due 12/07/2018	33,300	33,199
2.570% due 01/11/2019	33,900	33,792

		152,078

COMMERCIAL PAPER 2.7%
AXA Financial, Inc.
2.500% due 04/16/2018	126,800	126,669

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Bank of Montreal
1.475% due 04/09/2018	CAD	10,200	$7,914
1.501% due 04/18/2018		21,700	16,829
Enbridge Energy Partners LP
2.480% due 04/06/2018		$2,000	1,999
2.500% due 04/16/2018		38,300	38,259
2.520% due 04/10/2018		3,900	3,897
Energy Transfer Partners LP
2.570% due 04/06/2018		14,000	13,993
2.900% due 04/27/2018		6,600	6,587
Equifax, Inc.
2.400% due 04/05/2018		8,200	8,197
Ford Motor Credit Co.
1.950% due 06/01/2018		15,400	15,341
2.780% due 02/19/2019		20,250	19,724
HSBC Bank Canada
1.514% due 04/18/2018	CAD	14,500	11,245
Regie Autonome des Transports Parisiens
1.000% due 04/10/2018	EUR	17,200	21,169
Royal Bank of Canada
1.486% due 04/20/2018	CAD	10,800	8,375
Sempra Energy Holdings
2.500% due 05/10/2018		$18,600	18,550
Societe de Financement Local
1.000% due 04/16/2018	EUR	6,400	7,878
1.000% due 04/27/2018		10,000	12,311
Toronto Dominion Bank
1.486% due 04/20/2018	CAD	14,500	11,244
1.488% due 04/18/2018		7,500	5,817
UNEDIC S.A.
1.000% due 04/16/2018	EUR	23,500	28,922
Viacom, Inc.
2.930% due 06/15/2018		$66,100	65,749

			450,669

REPURCHASE AGREEMENTS (i) 1.1%
			190,976

SHORT-TERM NOTES 0.5%
Harris Corp.
2.431% due 02/27/2019 ~		27,000	27,009
Letras del Banco Central de la Republica Argentina
26.100% due 05/16/2018	ARS	48,800	2,358
26.200% due 05/16/2018		46,200	2,232
26.250% due 05/16/2018		119,050	5,752
26.400% due 04/18/2018		263,900	12,985
26.450% due 04/18/2018 - 05/16/2018		183,940	9,029
26.500% due 04/18/2018		29,400	1,446

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	39

Schedule of Investments PIMCO Short-Term Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Pacific Gas & Electric Co.
2.214% due 11/28/2018 ~		$4,000	$3,991
Region Wallonne
0.010% due 05/09/2018	EUR	19,900	24,505

			89,307

ARGENTINA TREASURY BILLS 0.2%
2.429% due 07/27/2018 - 08/10/2018 (c)(d)(e)	ARS	36,000	35,663

FRANCE TREASURY BILLS 0.2%
(0.689)% due 05/03/2018 (d)(e)	EUR	20,000	24,622

JAPAN TREASURY BILLS 1.0%
(0.157)% due 04/23/2018 (c)(d)	JPY	18,571,800	174,553

MALAYSIA TREASURY BILLS 0.1%
3.024% due 05/11/2018 - 08/10/2018 (c)(d)	MYR	84,100	21,551

U.S. TREASURY BILLS 0.4%
1.476% due 04/19/2018 - 04/26/2018 (c)(d)(l)(n)		$72,158	72,094

Total Short-Term Instruments (Cost $1,202,797)			1,211,513

Total Investments in Securities (Cost $13,535,295)			13,568,542

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 25.9%

SHORT-TERM INSTRUMENTS 25.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 25.9%
PIMCO Short Asset Portfolio	278,948,494	$2,790,043
PIMCO Short-Term Floating NAV Portfolio III	163,848,497	1,619,315

Total Short-Term Instruments (Cost $4,412,035)		4,409,358

Total Investments in Affiliates (Cost $4,412,035)		4,409,358

Total Investments 105.6% (Cost $17,947,330)		$17,977,900

Financial Derivative Instruments (k)(m) (0.0)% (Cost or Premiums, net $4,427)		(8,229)

Other Assets and Liabilities, net (5.6)%		(939,768)

Net Assets 100.0%		$17,029,903

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	When-issued security.

40	PIMCO SHORT-TERM FUND	See Accompanying Notes

March 31, 2018

(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

(h)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lloyds Banking Group PLC	3.000%	10/11/2018	09/18/2017	$33,447	$33,379	0.20%
Lloyds Banking Group PLC	3.000	02/04/2019	09/18/2017	28,093	27,947	0.16
Lloyds Banking Group PLC	3.000	10/11/2019	09/18/2017	5,814	5,802	0.03

				$67,354	$67,128	0.39%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$22,136	U.S. Treasury Notes 2.000% due 04/30/2024	$(22,583)	$22,136	$22,139
JPS	1.600	03/29/2018	04/02/2018	168,840	U.S. Treasury Notes 2.625% due 02/28/2023	(168,856)	168,840	168,870

Total Repurchase Agreements						$(191,439)	$190,976	$191,009

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BCY	(0.500)%	03/27/2018	11/07/2019	$(4,054)	$(4,054)
BOM	1.800	03/22/2018	04/16/2018	(115,950)	(116,014)
BOS	1.920	03/13/2018	04/12/2018	(213,586)	(213,814)
BSN	1.550	03/26/2018	04/03/2018	(54,390)	(54,406)
IND	1.620	03/21/2018	04/23/2018	(38,700)	(38,721)
RBC	1.640	03/22/2018	04/11/2018	(18,359)	(18,368)
	1.740	03/22/2018	05/22/2018	(163,779)	(163,866)
	1.810	03/22/2018	04/09/2018	(25,123)	(25,136)
SGY	2.100	03/29/2018	04/03/2018	(18,646)	(18,651)

Total Reverse Repurchase Agreements					$(653,030)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	41

Schedule of Investments PIMCO Short-Term Fund (Cont.)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
UBS	1.560%	03/22/2018	04/05/2018	$(4,834)	$(4,833)
	1.560	03/22/2018	04/06/2018	(19,335)	(19,332)
	1.600	03/22/2018	04/02/2018	(14,499)	(14,499)
	1.630	03/22/2018	04/09/2018	(25,334)	(25,326)

Total Sale-Buyback Transactions					$(63,990)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BCY	$0	$(4,054)	$0	$(4,054)	$4,406	$352
BOM	0	(116,014)	0	(116,014)	115,251	(763)
BOS	0	(213,814)	0	(213,814)	224,257	10,443
BSN	0	(54,406)	0	(54,406)	54,015	(391)
FICC	22,139	0	0	22,139	(22,583)	(444)
IND	0	(38,721)	0	(38,721)	38,467	(254)
JPS	168,870	0	0	168,870	(168,856)	14
RBC	0	(207,370)	0	(207,370)	206,020	(1,350)
SGY	0	(18,651)	0	(18,651)	18,521	(130)

Master Securities Forward Transaction Agreement
UBS	0	0	(63,990)	(63,990)	63,612	(378)

Total Borrowings and Other Financing Transactions	$191,009	$(653,030)	$(63,990)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(4,054)	$(4,054)
U.S. Government Agencies	0	(213,814)	0	0	(213,814)
U.S. Treasury Obligations	0	(271,296)	(163,866)	0	(435,162)

Total	$0	$(485,110)	$(163,866)	$(4,054)	$(653,030)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(63,990)	0	0	(63,990)

Total	$0	$(63,990)	$0	$0	$(63,990)

Total Borrowings	$0	$(549,100)	$(163,866)	$(4,054)	$(717,020)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(717,020)

42	PIMCO SHORT-TERM FUND	See Accompanying Notes

March 31, 2018

(j)	Securities with an aggregate market value of $724,621 and cash of $4,280 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(1,498,433) at a weighted average interest rate of 1.078%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period

(3)	Payable for sale-buyback transactions includes $(12) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note May 2018 Futures	$106.500	04/20/2018	1,388	$2,776	$305	$108

Total Purchased Options					$305	$108

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 30-Year Bond May 2018 Futures	$146.000	04/20/2018	280	$280	$(289)	$(394)

Total Written Options					$(289)	$(394)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month Canada Bankers Acceptance June Futures	06/2019	11,198	CAD	2,121,762	$72	$1,304	$0
3-Month Canada Bankers Acceptance March Futures	03/2019	3,498		663,333	(872)	407	0
3-Month Canada Bankers Acceptance September Futures	09/2019	2,364		447,625	41	298	0
90-Day Eurodollar December Futures	12/2018	60,869	$	14,837,580	(29,951)	0	(2,283)
90-Day Eurodollar June Futures	06/2019	30,413		7,399,863	(6,734)	0	(760)

					$(37,444)	$2,009	$(3,043)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	43

Schedule of Investments PIMCO Short-Term Fund (Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	30,789	$	(7,482,882)	$39,628	$385	$0
Japan Government 10-Year Bond June Futures	06/2018	261	JPY	(369,823)	(332)	221	(24)
U.S. Treasury 2-Year Note June Futures	06/2018	12,876	$	(2,737,558)	178	0	(403)
U.S. Treasury 5-Year Note June Futures	06/2018	37,816		(4,328,455)	(15,050)	0	(4,136)
United Kingdom Long Gilt June Futures	06/2018	2,465	GBP	(424,760)	(6,734)	0	(2,352)

					$17,690	$606	$(6,915)

Total Futures Contracts					$(19,754)	$2,615	$(9,958)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Exelon Generation Co. LLC	1.000%	Quarterly	12/20/2021	0.635%	$ 7,900	$17	$88	$105	$0	$(4)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$122,400	$(9,547)	$1,423	$(8,124)	$0	$(499)
CDX.IG-29 5-Year Index	(1.000)	Quarterly	12/20/2022	653,500	(15,814)	3,469	(12,345)	0	(579)

					$(25,361)	$4,892	$(20,469)	$0	$(1,078)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive(6)	1-Day USD-Federal Funds Rate Compounded-OIS	1.675%	Annual	09/19/2018	$ 16,200,000	$0	$8,234	$8,234	$719	$0
Receive(6)	1-Day USD-Federal Funds Rate Compounded-OIS	1.696	Annual	09/19/2018	14,806,000	0	6,737	6,737	656	0
Receive(6)	1-Day USD-Federal Funds Rate Compounded-OIS	1.724	Annual	09/19/2018	6,252,500	0	2,414	2,414	277	0
Receive(6)	1-Day USD-Federal Funds Rate Compounded-OIS	1.786	Annual	09/19/2018	16,045,100	0	3,697	3,697	712	0
Pay	3-Month USD-LIBOR	1.890	Annual	09/19/2018	16,200,000	0	(16,701)	(16,701)	0	(703)
Pay	3-Month USD-LIBOR	1.910	Annual	09/19/2018	14,806,000	0	(14,523)	(14,523)	0	(643)
Pay	3-Month USD-LIBOR	1.945	Annual	09/19/2018	6,252,500	0	(5,585)	(5,585)	0	(271)

44	PIMCO SHORT-TERM FUND	See Accompanying Notes

March 31, 2018

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	3-Month USD-LIBOR	2.130%	Annual	09/19/2018	$ 16,045,100	$0	$(6,901)	$(6,901)	$0	$(697)
Pay(6)	3-Month USD-LIBOR	0.000	Quarterly	06/21/2020	10,266,000	46	(1,077)	(1,031)	0	(156)
Pay(6)	3-Month USD-LIBOR	0.000	Quarterly	05/21/2022	700,300	0	540	540	0	(50)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	517,400	37,390	15,992	53,382	0	(833)
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021	MXN 2,140,000	(7,237)	1,367	(5,870)	179	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021	309,600	(266)	148	(118)	32	0
Pay	28-Day MXN-TIIE	7.810	Lunar	12/31/2021	975,000	1,106	(361)	745	108	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022	1,237,600	939	420	1,359	153	0
Pay	28-Day MXN-TIIE	7.350	Lunar	09/30/2027	325,000	(75)	(306)	(381)	71	0

						$31,903	$(5,905)	$25,998	$2,907	$(3,353)

Total Swap Agreements						$6,559	$(925)	$5,634	$2,907	$(4,435)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$108	$2,615	$2,907	$5,630	$ (394)	$ (9,958)	$ (4,435)	$ (14,787)

(l)	Securities with an aggregate market value of $55,626 and cash of $66,627 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	45

Schedule of Investments PIMCO Short-Term Fund (Cont.)

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2018	ARS	5,100	$	247	$0	$(5)
	04/2018	AUD	468,817		364,480	4,766	(361)
	04/2018	$	170,467	AUD	221,161	0	(605)
	05/2018	ARS	115,040	$	5,520	2	(72)
	05/2018	NZD	10,883		7,914	50	0
	05/2018	$	169,509	AUD	221,161	355	0
BPS	04/2018	ARS	41,610	$	1,999	0	(53)
	04/2018	EUR	39,900		49,501	355	0
	04/2018	JPY	4,740,000		42,820	0	(1,778)
	04/2018	$	210,805	EUR	169,799	0	(1,876)
	05/2018	EUR	189,699	$	235,967	2,059	0
	05/2018	$	1,168	MXN	21,558	11	0
BRC	04/2018	ARS	16,600	$	821	2	0
	05/2018		35,710		1,705	0	(30)
	05/2018	EUR	20,000		24,574	0	(85)
	05/2018	MYR	17,350		4,109	0	(380)
CBK	04/2018	ARS	158,400		7,821	16	(5)
	04/2018	CZK	2,634		123	0	(5)
	04/2018	DKK	339		54	0	(2)
	04/2018	GBP	5,447		7,658	34	(19)
	04/2018	$	38,072	EUR	30,925	0	(21)
	04/2018		58,572	GBP	41,647	0	(142)
	04/2018		51,234	NZD	70,390	0	(363)
	05/2018	ARS	32,500	$	1,585	5	0
	05/2018	MXN	143,586		7,640	0	(213)
	05/2018	NZD	70,390		51,226	359	0
	05/2018	$	102	ILS	355	0	0
DUB	04/2018	BRL	94,500	$	28,593	0	(31)
	04/2018	$	195,177	AUD	252,199	0	(1,475)
	04/2018		28,431	BRL	94,500	193	0
	05/2018	AUD	252,199	$	195,197	1,494	0
	05/2018	$	28,513	BRL	94,500	42	0
FBF	04/2018	ARS	34,800	$	1,702	0	(13)
	04/2018	BRL	94,500		28,431	0	(192)
	04/2018	$	28,680	BRL	94,500	0	(56)
	05/2018	BRL	94,500	$	28,596	42	0
GLM	04/2018		46,000		14,327	393	0
	04/2018	CAD	307,928		242,967	3,946	0
	04/2018	EUR	27,477		34,127	310	0
	04/2018	$	13,840	BRL	46,000	94	0
	04/2018		2,631	GBP	1,859	0	(23)

46	PIMCO SHORT-TERM FUND	See Accompanying Notes

March 31, 2018

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2018	ARS	30,800	$	1,471	$0	$(26)
	06/2018	$	1,238	MYR	4,864	21	0
	08/2018	MYR	43,553	$	10,294	0	(963)
HUS	04/2018	ARS	120,640		5,904	0	(44)
	04/2018	AUD	6,800		5,348	125	0
	04/2018	CAD	69,000		52,816	0	(758)
	04/2018	GBP	38,059		54,115	719	0
	04/2018	$	139,514	CAD	179,471	0	(206)
	05/2018	ARS	23,400	$	1,120	0	(17)
	05/2018	CAD	179,471		139,586	198	0
	05/2018	$	54,181	GBP	38,059	0	(718)
JPM	04/2018	AUD	3,513	$	2,737	39	0
	04/2018	BRL	48,500		15,109	418	0
	04/2018	EUR	507		629	5	0
	04/2018	JPY	5,070,000		45,812	0	(1,890)
	04/2018	NZD	106,245		77,904	1,121	0
	04/2018	$	4,449	AUD	5,770	0	(17)
	04/2018		14,592	BRL	48,500	99	0
	04/2018		122,168	CAD	157,255	0	(104)
	05/2018	CAD	157,255	$	122,234	101	0
MSB	04/2018	ARS	43,690		2,115	0	(39)
	04/2018	BRL	94,500		28,431	0	(192)
	04/2018	EUR	189,440		234,401	1,304	0
	04/2018	JPY	26,079,786		245,017	0	(98)
	04/2018	$	28,572	BRL	94,500	52	0
RBC	04/2018	CAD	117,880	$	92,946	1,445	0
	04/2018	$	1,059	CAD	1,366	1	0
RYL	04/2018	ARS	16,500	$	815	2	0
SCX	04/2018	$	83,315	CAD	108,887	1,205	0
SOG	04/2018	ARS	16,500	$	815	2	0
SSB	04/2018	CAD	31,370		24,246	0	(104)
UAG	04/2018	JPY	9,690,200		87,901	26	(3,288)
	04/2018	$	257,160	JPY	27,008,186	0	(3,319)
	04/2018		26,142	NZD	35,855	0	(230)
	05/2018	JPY	27,008,186	$	257,629	3,394	0
	05/2018	MYR	8,650		2,056	0	(182)
	05/2018	NZD	35,855		26,138	228	0
	08/2018	MYR	14,547		3,442	0	(318)

Total Forward Foreign Currency Contracts						$25,033	$(20,318)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	06/01/2018	$	88,900	$142	$64
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	06/01/2018		2,865,200	3,624	2,071

								$3,766	$2,135

Total Purchased Options								$3,766	$2,135

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	47

Schedule of Investments PIMCO Short-Term Fund (Cont.)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850%	05/16/2018	$	78,500	$(71)	$(56)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		84,500	(93)	(98)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		142,200	(215)	(165)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		63,700	(110)	(89)
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		73,100	(86)	(85)
DUB	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018		41,400	(52)	(22)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018		84,600	(141)	(119)
FBF	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800	05/16/2018		241,160	(331)	(127)
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	06/20/2018		78,600	(126)	(110)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018		119,400	(147)	(138)

							$ (1,372)	$(1,009)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC AUD versus USD	$0.790	05/25/2018	AUD	222,100	$(804)	$(571)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.825%	06/01/2018	$	7,800	$(131)	$(132)
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.805	06/01/2018		277,600	(3,607)	(4,210)

								$(3,738)	$(4,342)

Total Written Options								$(5,914)	$(5,922)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BOA	$5,173	$0	$0	$5,173	$(1,043)	$(154)	$0	$(1,197)	$3,976	$(4,000)	$(24)
BPS	2,425	64	0	2,489	(3,707)	(868)	0	(4,575)	(2,086)	2,281	195
BRC	2	0	0	2	(495)	(89)	0	(584)	(582)	747	165
CBK	414	0	0	414	(770)	(85)	0	(855)	(441)	(120)	(561)
DUB	1,729	0	0	1,729	(1,506)	(141)	0	(1,647)	82	0	82
FBF	42	0	0	42	(261)	(127)	0	(388)	(346)	211	(135)
GLM	4,764	0	0	4,764	(1,012)	0	0	(1,012)	3,752	(4,310)	(558)
GST	0	0	0	0	0	(110)	0	(110)	(110)	0	(110)

48	PIMCO SHORT-TERM FUND	See Accompanying Notes

March 31, 2018

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
HUS	$1,042	$0	$0	$1,042	$(1,743)	$0	$0	$(1,743)	$(701)	$532	$(169)
JPM	1,783	0	0	1,783	(2,011)	(138)	0	(2,149)	(366)	0	(366)
MSB	1,356	0	0	1,356	(329)	0	0	(329)	1,027	571	1,598
MYC	0	2,071	0	2,071	0	(4,210)	0	(4,210)	(2,139)	(587)	(2,726)
RBC	1,446	0	0	1,446	0	0	0	0	1,446	(1,730)	(284)
RYL	2	0	0	2	0	0	0	0	2	0	2
SCX	1,205	0	0	1,205	0	0	0	0	1,205	(1,270)	(65)
SOG	2	0	0	2	0	0	0	0	2	0	2
SSB	0	0	0	0	(104)	0	0	(104)	(104)	0	(104)
UAG	3,648	0	0	3,648	(7,337)	0	0	(7,337)	(3,689)	3,359	(330)

Total Over the Counter	$25,033	$2,135	$0	$27,168	$(20,318)	$(5,922)	$0	$(26,240)

(n)	Securities with an aggregate market value of $9,234 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$108	$108
Futures	0	0	0	0	2,615	2,615
Swap Agreements	0	0	0	0	2,907	2,907

	$0	$0	$0	$0	$5,630	$5,630

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$25,033	$0	$25,033
Purchased Options	0	0	0	0	2,135	2,135

	$0	$0	$0	$25,033	$2,135	$27,168

	$0	$0	$0	$25,033	$7,765	$32,798

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	49

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$394	$394
Futures	0	0	0	0	9,958	9,958
Swap Agreements	0	1,082	0	0	3,353	4,435

	$0	$1,082	$0	$0	$13,705	$14,787

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$20,318	$0	$20,318
Written Options	0	1,009	0	571	4,342	5,922

	$0	$1,009	$0	$20,889	$4,342	$26,240

	$0	$2,091	$0	$20,889	$18,047	$41,027

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$89,806	$89,806
Swap Agreements	0	(17,638)	0	0	(16,368)	(34,006)

	$0	$(17,638)	$0	$0	$73,438	$55,800

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(43,130)	$0	$(43,130)
Purchased Options	0	0	0	0	436	436
Written Options	0	0	0	0	(8,602)	(8,602)
Swap Agreements	0	1,215	(3,296)	0	0	(2,081)

	$0	$1,215	$(3,296)	$(43,130)	$(8,166)	$(53,377)

	$0	$(16,423)	$(3,296)	$(43,130)	$65,272	$2,423

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(197)	$(197)
Written Options	0	0	0	0	(104)	(104)
Futures	0	0	0	0	(22,930)	(22,930)
Swap Agreements	0	5,854	0	0	(7,988)	(2,134)

	$0	$5,854	$0	$0	$(31,219)	$(25,365)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,732)	$0	$(1,732)
Purchased Options	0	0	0	0	(1,604)	(1,604)
Written Options	0	362	0	233	(1,675)	(1,080)
Swap Agreements	0	(706)	0	0	0	(706)

	$0	$(344)	$0	$(1,499)	$(3,279)	$(5,122)

	$0	$5,510	$0	$(1,499)	$(34,498)	$(30,487)

50	PIMCO SHORT-TERM FUND	See Accompanying Notes

March 31, 2018

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$27,179	$33,800	$60,979
Corporate Bonds & Notes
Banking & Finance	0	4,583,815	0	4,583,815
Industrials	0	3,044,342	4,096	3,048,438
Utilities	0	505,027	0	505,027
Municipal Bonds & Notes
Arkansas	0	3,432	0	3,432
California	0	94,563	0	94,563
Colorado	0	1,555	0	1,555
New Jersey	0	500	0	500
Pennsylvania	0	3,566	0	3,566
Texas	0	1,742	0	1,742
Washington	0	17,710	0	17,710
U.S. Government Agencies	0	414,710	0	414,710
U.S. Treasury Obligations	0	500,157	0	500,157
Non-Agency Mortgage-Backed Securities	0	780,197	16,300	796,497
Asset-Backed Securities	0	1,852,977	2,350	1,855,327
Sovereign Issues	0	469,011	0	469,011
Short-Term Instruments
Certificates of Deposit	52,900	99,178	0	152,078
Commercial Paper	0	450,669	0	450,669
Repurchase Agreements	0	190,976	0	190,976
Short-Term Notes	0	89,307	0	89,307
Argentina Treasury Bills	0	35,663	0	35,663
France Treasury Bills	0	24,622	0	24,622
Japan Treasury Bills	0	174,553	0	174,553
Malaysia Treasury Bills	0	21,551	0	21,551
U.S. Treasury Bills	0	72,094	0	72,094
	$52,900	$13,459,096	$56,546	$13,568,542

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,409,358	$0	$0	$4,409,358

Total Investments	$4,462,258	$13,459,096	$56,546	$17,977,900

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,615	3,015	0	5,630
Over the counter	0	27,168	0	27,168
	$2,615	$30,183	$0	$32,798

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(9,958)	(4,829)	0	(14,787)
Over the counter	0	(26,240)	0	(26,240)
	$(9,958)	$(31,069)	$0	$(41,027)

Total Financial Derivative Instruments	$(7,343)	$(886)	$0	$(8,229)

Totals	$4,454,915	$13,458,210	$56,546	$17,969,671

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	51

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class A, Class C and Class R shares of the PIMCO Short-Term Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

On March 23, 2018, PIMCO processed an automatic conversion of all Class D shares of the Fund into Class A shares of the Fund. Shareholders of Class D received Class A shares of equal value to their outstanding shares of Class D as of March 23, 2018. The conversion was tax-free and shareholders did not have to pay any sales charge, fee or other charge in connection with the conversion.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of

52	PIMCO SHORT-TERM FUND

March 31, 2018

interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

ANNUAL REPORT	MARCH 31, 2018	53

Notes to Financial Statements (Cont.)

If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05, which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The

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compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or

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Notes to Financial Statements (Cont.)

securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

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Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are

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Notes to Financial Statements (Cont.)

observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral

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performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that

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Notes to Financial Statements (Cont.)

the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The tables below show the Fund’s transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2018 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$0	$2,792,796	$0	$0	$(2,753)	$2,790,043	$24,243	$552

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$561,284	$7,395,167	$(6,336,800)	$(371)	$35	$1,619,315	$17,867	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

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Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loan Participations, Assignments and Originations are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of March 31, 2018, the Fund had $6,771,833 in unfunded loan commitments outstanding.

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Notes to Financial Statements (Cont.)

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

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Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund at March 31, 2018 are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by

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Notes to Financial Statements (Cont.)

the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income

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represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the

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Notes to Financial Statements (Cont.)

Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The

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Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the

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Notes to Financial Statements (Cont.)

swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active

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long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

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Notes to Financial Statements (Cont.)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable

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interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL RISKS

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market,

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Notes to Financial Statements (Cont.)

reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Currency Risk  is the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and

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losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback

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Notes to Financial Statements (Cont.)

transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

74	PIMCO SHORT-TERM FUND

March 31, 2018

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class P	Administrative Class	Class A	Class C	Class R
0.25%	0.20%	0.30%	0.20%	0.20%	0.20%	0.20%

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.30% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.30%	0.25%
Class R	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%

ANNUAL REPORT	MARCH 31, 2018	75

Notes to Financial Statements (Cont.)

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended March 31, 2018, the Distributor retained $8,573,595 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000 and each other committee chair receives an additional annual retainer of $4,500. Each Trustee, other than the Trustees affiliated with PIMCO, or its affiliates, receives $775 for each Valuation Oversight Committee meeting attended. In addition, the Valuation Oversight Committee co-leads together receive an additional retainer of $11,500, which amount is divided evenly among the co-leads so that each individually receives an additional annual retainer of $5,750. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

76	PIMCO SHORT-TERM FUND

March 31, 2018

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. At March 31, 2018, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2018, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Purchases	Sales
$1,016,666	$2,803,039
†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

ANNUAL REPORT	MARCH 31, 2018	77

Notes to Financial Statements (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2018, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$11,510,590	$11,431,281	$7,574,652	$5,792,357

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 03/31/2018				Year Ended 03/31/2017
	Shares		Amount		Shares	Amount

Receipts for shares sold
Institutional Class	924,728		$9,117,235		580,798	$5,675,057
Class P	129,096		1,272,582		119,382	1,166,239
Administrative Class	27,948		275,421		52,533	513,143
Class D	34,408		339,158		28,201	275,740
Class A	144,630	(a)	1,425,487	(a)	64,452	629,902
Class C	3,220		31,734		4,720	46,109
Class R	3,991		39,353		4,391	42,886

Issued as reinvestment of distributions
Institutional Class	14,529		143,205		12,792	124,847
Class P	2,829		27,886		2,123	20,730
Administrative Class	2,809		27,682		2,296	22,417
Class D	752		7,415		674	6,583
Class A	1,509		14,872		992	9,690
Class C	156		1,537		185	1,804
Class R	154		1,518		139	1,360

Cost of shares redeemed
Institutional Class	(580,433)		(5,721,304)		(730,374)	(7,124,419)
Class P	(70,454)		(694,261)		(66,818)	(652,524)
Administrative Class	(5,849)		(57,715)		(30,054)	(292,760)
Class D	(87,393	)(a)	(861,297	)(a)	(21,182)	(206,631)
Class A	(62,684)		(617,559)		(37,556)	(366,496)
Class C	(7,301)		(71,839)		(5,618)	(54,853)
Class R	(3,601)		(35,498)		(3,452)	(33,683)
Net increase (decrease) resulting from Fund share transactions	473,044		$4,665,612		(21,376)	$(194,859)
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	On March 23, 2018, 61,270 Class D shares in the amount of $603,825 converted into Class A shares of the Fund.

78	PIMCO SHORT-TERM FUND

March 31, 2018

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2018, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of March 31, 2018, the components of distributable taxable earnings are as follows (amounts in thousands†):

PIMCO Short-Term Fund

Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)
$0	$0	$8,241	$(1,341)	$(10,357)	$0	$(8,133)
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, straddle loss deferrals, and Lehman securities.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for distributions payable at fiscal year-end.
(4)	Capital losses available to offset future net capital gains expire in varying amounts as shown below.
(5)	Capital losses realized during the period November 1, 2017 through March 31, 2018 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2017 through March 31, 2018 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

ANNUAL REPORT	MARCH 31, 2018	79

Notes to Financial Statements (Cont.)

March 31, 2018

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considereed all short-term under previous law.

As of March 31, 2018, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

PIMCO Short-Term Fund

Short-Term	Long-Term
$10,357	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of March 31, 2018, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

PIMCO Short-Term Fund

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)
$17,956,007	$181,103	$(172,687)	$8,416
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) on investments are attributable to open wash sale loss deferrals, unrealized gain or loss on certain futures, options, and forward contracts, realized and unrealized gain (loss) swap contracts, and straddle loss deferrals.

For the fiscal years ended March 31, 2018 and March 31, 2017, respectively, the Fund made the following tax basis distributions (amounts in thousands†):

PIMCO Short-Term Fund

March 31, 2018			March 31, 2017
Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)
$237,427	$0	$0	$157,777	$0	$39,572

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

16. SUBSEQUENT EVENTS

On February 13, 2018, the Board approved a proposal to change the name of Class P for all Funds of the Trust that offer such class to I-2. The name change occurred on April 27, 2018.

There were no other subsequent events identified that require recognition or disclosure.

80	PIMCO SHORT-TERM FUND

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO Short-Term Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PIMCO Short-Term Fund (one of the funds constituting PIMCO Funds, referred to hereafter as the “Fund”) as of March 31, 2018, the related statement of operations for the year ended March 31, 2018, the statement of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2018 and the financial highlights for each of the five years in the period ended March 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 24, 2018

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

ANNUAL REPORT	MARCH 31, 2018	81

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	IND	Crédit Agricole Corporate and Investment Bank S.A.
BOA	Bank of America N.A.	JPM	JP Morgan Chase Bank N.A.
BOM	Bank of Montreal	JPS	JP Morgan Securities, Inc.
BOS	Banc of America Securities LLC	MSB	Morgan Stanley Bank, N.A
BPS	BNP Paribas S.A.	MYC	Morgan Stanley Capital Services, Inc.
BRC	Barclays Bank PLC	RBC	Royal Bank of Canada
BSN	Bank of Nova Scotia	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	SCX	Standard Chartered Bank
DUB	Deutsche Bank AG	SGY	Societe Generale, New York
FBF	Credit Suisse International	SOG	Societe Generale
FICC	Fixed Income Clearing Corporation	SSB	State Street Bank and Trust Co.
GLM	Goldman Sachs Bank USA	UAG	UBS AG Stamford
GST	Goldman Sachs International	UBS	UBS Securities LLC
HUS	HSBC Bank USA N.A.

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound
AUD	Australian Dollar	ILS	Israeli Shekel
BRL	Brazilian Real	JPY	Japanese Yen
CAD	Canadian Dollar	MXN	Mexican Peso
CZK	Czech Koruna	MYR	Malaysian Ringgit
DKK	Danish Krone	NZD	New Zealand Dollar
EUR	Euro	USD (or $)	United States Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate
BBSW1M	1 Month Bank Bill Swap Rate	LIBOR01M	1 Month USD-LIBOR
BBSW3M	3 Month Bank Bill Swap Rate	LIBOR03M	3 Month USD-LIBOR
BP0003M	3 Month GBP-LIBOR	LIBOR06M	6 Month USD-LIBOR
CDX.HY	Credit Derivatives Index - High Yield	LIBOR12M	12 Month USD-LIBOR
CDX.IG	Credit Derivatives Index - Investment Grade	US0001M	1 Month USD Swap Rate
COF 11	Cost of Funds - 11th District of San Francisco	US0003M	3 Month USD Swap Rate
EUR003M	3 Month EUR Swap Rate	US0006M	6 Month USD Swap Rate
EUR006M	6 Month EUR Swap Rate	US0012M	12 Month USD Swap Rate

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.
BBSW	Bank Bill Swap Reference Rate	NCUA	National Credit Union Administration
CDO	Collateralized Debt Obligation	OIS	Overnight Index Swap
CLO	Collateralized Loan Obligation	REMIC	Real Estate Mortgage Investment Conduit
DAC	Designated Activity Company	TBA	To-Be-Announced
FDIC	Federal Deposit Insurance Corp.	TBD%	Interest rate to be determined when loan settles
JSC	Joint Stock Company	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

82	PIMCO SHORT-TERM FUND

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of the following Fund’s Fiscal 2018 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below:

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2018 was designated as ‘qualified dividend income’ as defined in the Act subject to reduced tax rates in 2018:

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s†)	Qualified Short-Term Capital Gain (000s†)
PIMCO Short-Term Fund	0.00%	0.00%	$237,427	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2019, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2018.

ANNUAL REPORT	MARCH 31, 2018	83

Management of the Trust

The charts below identify the Trustees and executive officers of the Trust. Unless otherwise indicated, the address of all persons below is 650 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call PIMCO at (888) 87-PIMCO or visit the Funds’ website at www.pimco.com.

Name, Year of Birth and Position Held with Trust*	Term of Office and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Public Company and Investment Company Directorships Held by Trustee During the Past 5 Years
Interested Trustees[1]
Brent R. Harris (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO. Formerly, member of Executive Committee, PIMCO.	162	Chairman and Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors, Investment Company Institute.
Peter G. Strelow (1970) Trustee	05/2017 to present	Managing Director and Co-Chief Operating Officer, PIMCO. Formerly, Chief Administrative Officer, PIMCO.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
Independent Trustees
George E. Borst (1948) Trustee	04/2015 to present	Executive Advisor, McKinsey & Company (since 10/14); Formerly, Executive Advisor, Toyota Financial Services (10/13-12/14); and CEO, Toyota Financial Services (1/01-9/13).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, MarineMax Inc.
Jennifer Holden Dunbar (1963) Trustee	04/2015 to present	Managing Director, Dunbar Partners, LLC (business consulting and investments). Formerly, Partner, Leonard Green & Partners, L.P.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT; Director, PS Business Parks; Director, Big 5 Sporting Goods Corporation.
Kym M. Hubbard (1957) Trustee	02/2017 to present	Formerly, Global Head of Investments, Chief Investment Officer and Treasurer, Ernst & Young.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, State Auto Financial Corporation.
Gary F. Kennedy (1955) Trustee	04/2015 to present	Formerly, Senior Vice President, General Counsel and Chief Compliance Officer, American Airlines and AMR Corporation (now American Airlines Group) (1/03-1/14).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
Peter B. McCarthy (1950) Trustee	04/2015 to present	Formerly, Assistant Secretary and Chief Financial Officer, United States Department of Treasury; Deputy Managing Director, Institute of International Finance.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Ronald C. Parker (1951) Lead Independent Trustee	07/2009 to present Lead Independent Trustee - 02/2017 to present	Director of Roseburg Forest Products Company. Formerly, Chairman of the Board, The Ford Family Foundation; and President, Chief Executive Officer, Hampton Affiliates (forestry products).	162	Lead Independent Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Trustee, PIMCO Equity Series and PIMCO Equity Series VIT.

*	Unless otherwise noted, the information for the individuals listed is as of March 31, 2018.
[1]	Mr. Harris and Mr. Strelow are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.
†	Trustees serve until their successors are duly elected and qualified.

84	PIMCO SHORT-TERM FUND

(Unaudited)

Executive Officers

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
Peter G. Strelow (1970) President	01/2015 to present Senior Vice President 11/2013 to 01/2015 Vice President 05/2008 to 11/2013	Managing Director and Co-Chief Operating Officer, PIMCO. President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Chief Administrative Officer, PIMCO.
David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Chief Legal Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management of America L.P.
Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Managing Director and Chief Compliance Officer, PIMCO. Chief Compliance Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Brent R. Harris (1959) Senior Vice President	01/2015 to present President 03/2009 to 01/2015	Managing Director, PIMCO. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, member of Executive Committee, PIMCO.
Joshua D. Ratner (1976)** Vice President - Senior Counsel, Secretary	11/2013 to present Assistant Secretary 10/2007 to 01/2011	Executive Vice President and Deputy General Counsel, PIMCO. Chief Legal Officer, PIMCO Investments LLC. Vice President - Senior Counsel, Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Vice President, Secretary and Chief Legal Officer, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Ryan G. Leshaw (1980) Assistant Secretary	05/2012 to present	Senior Vice President and Senior Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Associate, Willkie Farr & Gallagher LLP.
Wu-Kwan Kit (1981) Assistant Secretary	08/2017 to present	Vice President and Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Assistant General Counsel, VanEck Associates Corp.
Stacie D. Anctil (1969) Vice President	05/2015 to present Assistant Treasurer 11/2003 to 05/2015	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
William G. Galipeau (1974) Vice President	11/2013 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Eric D. Johnson (1970)** Vice President	05/2011 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Bijal Y. Parikh (1978) Vice President	02/2017 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Greggory S. Wolf (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Trent W. Walker (1974) Treasurer	11/2013 to present Assistant Treasurer 05/2007 to 11/2013	Executive Vice President, PIMCO. Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

ANNUAL REPORT	MARCH 31, 2018	85

Management of the Trust (Cont.)

(Unaudited)

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Executive Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Colleen D. Miller (1980)** Assistant Treasurer	02/2017 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Vice President Cohen & Steers Capital Management.
Christopher M. Morin (1980) Assistant Treasurer	08/2016 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Jason J. Nagler (1982)** Assistant Treasurer	05/2015 to present	Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Head of Mutual Fund Reporting, GMO and Assistant Treasurer, GMO Trust and GMO Series Trust Funds.

*

The term “PIMCO-Sponsored Closed-End Funds” as used herein includes: PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund Inc., PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO Dynamic Credit and Mortgage Income Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II and PIMCO Strategic Income Fund, Inc.; the term “PIMCO-Sponsored Interval Funds” as used herein includes: PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund.

**	The address of these officers is Pacific Investment Management Company LLC, 1633 Broadway, New York, New York 10019.

86	PIMCO SHORT-TERM FUND

Privacy Policy1

(Unaudited)

The Funds2,3 consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ non-public personal information. The Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers or sub-advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial advisor or consultant, and/or from information captured on applicable websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any non-public personal information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds or their affiliates may also retain non-affiliated companies to market Fund shares or products which use Fund shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm and/or financial advisor or consultant.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal or account information to non-affiliated third parties in limited circumstances where the Funds believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect their rights or property, or upon reasonable request by any fund advised by PIMCO in which a shareholder has invested. In addition, the Funds may disclose information about a shareholder or a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, distributors or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds may share may include, for example, a shareholder’s participation in the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transactions with a shareholder, information captured on applicable websites, or other data about a shareholder’s accounts, subject

ANNUAL REPORT	MARCH 31, 2018	87

Privacy Policy1 (Cont.)

(Unaudited)

to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

Information Collected from Websites

Websites maintained by the Funds or their service providers may use a variety of technologies to collect information that help the Funds and their service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. In addition, the Funds or their Service Affiliates may use third parties to place advertisements for the Funds on other websites, including banner advertisements. Such third parties may collect anonymous information through the use of cookies or action tags (such as web beacons). The information these third parties collect is generally limited to technical and web navigation information, such as your IP address, web pages visited and browser type, and does not include personally identifiable information such as name, address, phone number or email address. If you are a registered user of the Funds’ website, the Funds or their service providers or third party firms engaged by the Funds or their service providers may collect or share information submitted by you, which may include personally identifiable information. This information can be useful to the Funds when assessing and offering services and website features. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. The Funds do not look for web browser “do not track” requests.

Changes to the Privacy Policy

From time to time, the Funds may update or revise this privacy policy. If there are changes to the terms of this privacy policy, documents containing the revised policy on the relevant website will be updated.

1 Amended as of February 14, 2017.

2 PIMCO Investments LLC (“PI”) serves as the Funds’ distributor. This Privacy Policy applies to the activities of PI to the extent that PI regularly effects or engages in transactions with or for a Fund shareholder who is the record owner of such shares. For purposes of this Privacy Policy, references to “the Funds” shall include PI when acting in this capacity.

3 When distributing this Policy, a Fund may combine the distribution with any similar distribution of its investment adviser’s privacy policy. The distributed, combined policy may be written in the first person (i.e., by using “we” instead of “the Funds”).

88	PIMCO SHORT-TERM FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, Class P, Administrative Class

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

DST Asset Manager Solutions, Inc.

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF3024AR_033118

PIMCO Funds

Annual Report

March 31, 2018

PIMCO Emerging Local Bond Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear Shareholder,

Following is the PIMCO Funds Annual Report, which covers the 12-month reporting period ended March 31, 2018. On the subsequent pages you will find specific details regarding investment results and a discussion of factors that most affected performance over the reporting period.

For the 12-month reporting period ended March 31, 2018

The U.S. economy continued to expand during the reporting period. Looking back, U.S. gross domestic product (GDP) expanded at an annual pace of 3.1%, 3.2% and 2.9% during the second, third and fourth quarters of 2017, respectively. The Commerce Department’s initial reading — released after the reporting period had ended — showed that first quarter 2018 GDP grew at an annual pace of 2.3%.

The Federal Reserve (Fed) continued to normalize monetary policy during the reporting period. After raising interest rates in March and June 2017, the Fed again raised rates in December, moving the federal funds rate up to a range between 1.25% and 1.50%. In addition, in October 2017, the Fed started to reduce its balance sheet. Finally, at its March 2018 meeting, the Fed again increased rates to a range between 1.50% and 1.75%. The Fed also indicated that it expected to make two additional rate hikes in 2018, although this will be data-dependent.

Economic activity outside the U.S. also accelerated during the reporting period. Regardless, the European Central Bank (ECB) and Bank of Japan maintained their highly accommodative monetary policies. Other central banks took a more hawkish stance. In November 2017, the Bank of England instituted its first rate hike since 2007, and the Bank of Canada raised rates twice during the reporting period. Meanwhile, the ECB indicated that it may pare back its quantitative easing program in 2018.

The U.S. Treasury yield curve flattened during the reporting period, as short-term rates moved up more than their longer-term counterparts. The increase in rates at the short end of the yield curve was mostly due to Fed interest rate hikes. The yield on the benchmark 10-year U.S. Treasury note was 2.74% at the end of the reporting period, up from 2.40% on March 31, 2017. U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, returned 0.43% over the 12 months ended March 31, 2018. Meanwhile the Bloomberg Barclays U.S. Aggregate Bond Index, a widely used index of U.S. investment grade bonds, returned 1.20% over the period. Riskier fixed income asset classes, including high yield corporate bonds and emerging market debt, outperformed the broad U.S. market. While there were periods of volatility, they performed well given overall solid investor demand. The ICE BofAML U.S. High Yield Index returned 3.69% over the reporting period, whereas emerging market external debt, as represented by the JPMorgan Emerging Markets Bond Index (EMBI) Global, returned 3.34% over the reporting period. Emerging market local bonds, as represented by the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), returned 12.99% over the reporting period.

2	PIMCO EMERGING LOCAL BOND FUND

Global equities generally rose over the first 10 months of the period. This rally was driven by a number of factors, including improving global growth, corporate profits that often exceeded expectations and, in the U.S., optimism surrounding the passage of a tax reform bill in December 2017. However, a portion of those gains were given back during the final two months of the period. This was partially due to concerns over less accommodative central bank policies and fears of a trade war. All told, U.S. equities, as represented by the S&P 500 Index, returned 13.99% over the reporting period. Emerging market equities, as measured by the MSCI Emerging Markets Index, returned 24.93% over the period, whereas global equities, as represented by the MSCI World Index, returned 13.59%. Elsewhere, Japanese equities, as represented by the Nikkei 225 Index, returned 15.50% over the reporting period and European equities, as represented by the MSCI Europe Index, returned -0.43%.

Commodity prices fluctuated but generally moved higher during the 12 months ended March 31, 2018. When the reporting period began, crude oil was approximately $51 a barrel. By the end of the period it was roughly $65 a barrel. This ascent was driven in part by planned and observed production cuts by OPEC and the collapse in Venezuelan oil production, as well as good global growth maintaining demand. Elsewhere, gold and copper prices also moved higher over the reporting period.

Finally, during the reporting period, there were periods of volatility in the foreign exchange markets, possibly due, at least in part, to signs of improving global growth, decoupling central bank policies, and a number of geopolitical events. The U.S. dollar generally weakened against other major currencies over the reporting period. For example, the U.S. dollar fell 15.05%, 12.16% and 4.55% versus the euro, British pound and Japanese yen, respectively, during the 12 months ended March 31, 2018.

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs. For any questions regarding your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 888.87.PIMCO. We also invite you to visit our website at www.pimco.com to learn more about our global viewpoints.

Sincerely, Brent R. Harris Chairman of the Board PIMCO Funds May 24, 2018

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2018	3

Important Information About the PIMCO Emerging Local Bond Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Emerging Local Bond Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal Risks in the Notes to Financial Statements.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class P, Administrative Class, Class A and Class C shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class P and Administrative Class

4	PIMCO EMERGING LOCAL BOND FUND

shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. The benchmark index and Lipper Average do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class P*	Administrative Class	Class A**	Class C	Diversification Status
PIMCO Emerging Local Bond Fund	12/29/06	12/29/06	05/30/08	10/16/07	07/31/07	07/31/07	Non-diversified

*	See the Subsequent Events Note in the Notes to Financial Statements for information regarding the name of Class P.
**	Effective March 23, 2018, Class D shares were automatically converted into Class A shares of the same Fund.

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

ANNUAL REPORT	MARCH 31, 2018	5

Important Information About the PIMCO Emerging Local Bond Fund (Cont.)

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Fund’s Form N-Q is also available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Fund’s website at www.pimco.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

6	PIMCO EMERGING LOCAL BOND FUND

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL REPORT	MARCH 31, 2018	7

PIMCO Emerging Local Bond Fund

Cumulative Returns Through March 31, 2018

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended March 31, 2018
	1 Year	5 Years	10 Years	Fund Inception (12/29/06)
PIMCO Emerging Local Bond Fund Institutional Class	13.02%	(1.19)%	3.48%	4.37%
PIMCO Emerging Local Bond Fund Class P	12.91%	(1.28)%	3.38%	4.27%
PIMCO Emerging Local Bond Fund Administrative Class	12.74%	(1.43)%	3.22%	4.11%
PIMCO Emerging Local Bond Fund Class A	12.57%	(1.62)%	3.02%	3.92%
PIMCO Emerging Local Bond Fund Class A (adjusted)	8.31%	(2.36)%	2.64%	3.57%
PIMCO Emerging Local Bond Fund Class C	11.74%	(2.35)%	2.26%	3.14%
PIMCO Emerging Local Bond Fund Class C (adjusted)	10.74%	(2.35)%	2.26%	3.14%
JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	12.99%	(0.67)%	3.78%	5.10%
Lipper Emerging Markets Local Currency Debt Funds Average	10.88%	(0.93)%	2.66%	4.37%

All Fund returns are net of fees and expenses.

Average annual total return since 12/31/2006.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class, Class A, Class C, Class M, and Class R shares, respectively.

The Fund’s total annual operating expense ratio in effect as of period end were 0.91% for the Institutional Class shares, 1.01% for Class P shares, 1.16% for Administrative Class shares, 1.31% for Class A shares, and 2.06% for Class C shares. Details regarding any changes in the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

8	PIMCO EMERGING LOCAL BOND FUND

Institutional Class - PELBX	Class P - PELPX	Administrative Class - PEBLX
Class A - PELAX	Class C - PELCX

Geographic Breakdown as of 03/31/2018†§

United States‡	19.0%
South Africa	10.9%
Brazil	7.0%
Poland	6.3%
Turkey	6.2%
Argentina	6.1%
Russia	5.6%
Malaysia	5.3%
Colombia	4.8%
Germany	3.3%
Peru	3.1%
Hungary	2.6%
Indonesia	2.6%
Mexico	2.0%
Nigeria	1.9%
Egypt	1.7%
Romania	1.7%
Chile	1.5%
Supranational	1.3%
Thailand	1.1%
Czech Republic	1.0%
Other	5.0%

†	% of Investments, at value.
§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO Emerging Local Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments denominated in currencies of countries with emerging securities markets, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance during the reporting period:

»	Overweight exposure to Brazilian local markets contributed to performance.

»	Positioning within Argentine local markets contributed to performance.
»	Underweight exposure to Thai local markets detracted from performance.

»	Underweight exposure to Hungarian local markets detracted from performance.

ANNUAL REPORT	MARCH 31, 2018	9

Expense Example PIMCO Emerging Local Bond Fund

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from October 1, 2017 to March 31, 2018 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,058.70	$4.72	$1,000.00	$1,020.34	$4.63	0.92%
Class P	1,000.00	1,058.10	5.23	1,000.00	1,019.85	5.14	1.02
Administrative Class	1,000.00	1,057.40	6.00	1,000.00	1,019.10	5.89	1.17
Class A	1,000.00	1,056.60	6.77	1,000.00	1,018.35	6.64	1.32
Class C	1,000.00	1,052.70	10.59	1,000.00	1,014.61	10.40	2.07

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

10	PIMCO EMERGING LOCAL BOND FUND

Benchmark Descriptions

Index*	Benchmark Descriptions

JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure.

*	It is not possible to invest directly in an unmanaged index.

ANNUAL REPORT	MARCH 31, 2018	11

Financial Highlights PIMCO Emerging Local Bond Fund

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year Ended^:	Net Asset Value Beginning of Year	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
PIMCO Emerging Local Bond Fund
Institutional Class
03/31/2018	$7.37	$0.46	$0.47	$0.93	$(0.30)	$0.00	$(0.17)	$(0.47)
03/31/2017	7.21	0.41	0.16	0.57	(0.00)	0.00	(0.41)	(0.41)
03/31/2016	7.92	0.33	(0.68)	(0.35)	0.00	0.00	(0.36)	(0.36)
03/31/2015	9.39	0.42	(1.44)	(1.02)	0.00	0.00	(0.45)	(0.45)
03/31/2014	10.84	0.42	(1.41)	(0.99)	(0.27)	0.00	(0.19)	(0.46)
Class P
03/31/2018	7.37	0.46	0.46	0.92	(0.29)	0.00	(0.17)	(0.46)
03/31/2017	7.21	0.40	0.17	0.57	(0.00)	0.00	(0.41)	(0.41)
03/31/2016	7.92	0.33	(0.69)	(0.36)	0.00	0.00	(0.35)	(0.35)
03/31/2015	9.39	0.41	(1.44)	(1.03)	0.00	0.00	(0.44)	(0.44)
03/31/2014	10.84	0.42	(1.42)	(1.00)	(0.26)	0.00	(0.19)	(0.45)
Administrative Class
03/31/2018	7.37	0.43	0.48	0.91	(0.28)	0.00	(0.17)	(0.45)
03/31/2017	7.21	0.39	0.17	0.56	(0.00)	0.00	(0.40)	(0.40)
03/31/2016	7.92	0.31	(0.68)	(0.37)	0.00	0.00	(0.34)	(0.34)
03/31/2015	9.39	0.40	(1.45)	(1.05)	0.00	0.00	(0.42)	(0.42)
03/31/2014	10.84	0.40	(1.42)	(1.02)	(0.24)	0.00	(0.19)	(0.43)
Class A
03/31/2018	7.37	0.44	0.46	0.90	(0.27)	0.00	(0.17)	(0.44)
03/31/2017	7.21	0.38	0.16	0.54	(0.00)	0.00	(0.38)	(0.38)
03/31/2016	7.92	0.30	(0.68)	(0.38)	0.00	0.00	(0.33)	(0.33)
03/31/2015	9.39	0.39	(1.45)	(1.06)	0.00	0.00	(0.41)	(0.41)
03/31/2014	10.84	0.38	(1.42)	(1.04)	(0.22)	0.00	(0.19)	(0.41)
Class C
03/31/2018	7.37	0.37	0.48	0.85	(0.22)	0.00	(0.17)	(0.39)
03/31/2017	7.21	0.32	0.17	0.49	(0.00)	0.00	(0.33)	(0.33)
03/31/2016	7.92	0.25	(0.69)	(0.44)	0.00	0.00	(0.27)	(0.27)
03/31/2015	9.39	0.32	(1.45)	(1.13)	0.00	0.00	(0.34)	(0.34)
03/31/2014	10.84	0.31	(1.42)	(1.11)	(0.15)	0.00	(0.19)	(0.34)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)	Per share amounts based on average number of shares outstanding during the year.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(c)	Effective October 1, 2016, the Class’s supervisory and administrative fee was decreased by 0.05% to an annual rate of 0.60%.

12	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$7.83	13.02%	$4,053,891	0.92%		0.92%		0.90%		0.90%		6.11%	75%
7.37	8.23	3,762,136	0.91		0.91		0.90		0.90		5.61	64
7.21	(4.30)	4,828,418	0.90		0.90		0.90		0.90		4.56	58
7.92	(11.37)	7,582,732	0.90		0.90		0.90		0.90		4.62	60
9.39	(9.20)	9,438,546	0.90		0.90		0.90		0.90		4.32	37

7.83	12.91	102,801	1.02		1.02		1.00		1.00		6.06	75
7.37	8.12	71,269	1.01		1.01		1.00		1.00		5.50	64
7.21	(4.40)	109,314	1.00		1.00		1.00		1.00		4.46	58
7.92	(11.46)	206,380	1.00		1.00		1.00		1.00		4.54	60
9.39	(9.29)	404,390	1.00		1.00		1.00		1.00		4.20	37

7.83	12.74	4,254	1.17		1.17		1.15		1.15		5.74	75
7.37	7.96	8,819	1.16		1.16		1.15		1.15		5.36	64
7.21	(4.54)	8,957	1.15		1.15		1.15		1.15		4.27	58
7.92	(11.59)	32,912	1.15		1.15		1.15		1.15		4.38	60
9.39	(9.42)	39,997	1.15		1.15		1.15		1.15		4.07	37

7.83	12.57	89,979	1.32		1.32		1.30		1.30		5.75	75
7.37	7.77	41,763	1.34	(c)	1.34	(c)	1.33	(c)	1.33	(c)	5.18	64
7.21	(4.73)	48,860	1.35		1.35		1.35		1.35		4.12	58
7.92	(11.77)	82,985	1.35		1.35		1.35		1.35		4.20	60
9.39	(9.61)	208,199	1.35		1.35		1.35		1.35		3.86	37

7.83	11.74	19,403	2.07		2.07		2.05		2.05		4.95	75
7.37	6.97	20,796	2.09	(c)	2.09	(c)	2.08	(c)	2.08	(c)	4.44	64
7.21	(5.45)	23,905	2.10		2.10		2.10		2.10		3.37	58
7.92	(12.43)	41,587	2.10		2.10		2.10		2.10		3.45	60
9.39	(10.29)	84,128	2.10		2.10		2.10		2.10		3.11	37

ANNUAL REPORT	MARCH 31, 2018	13

Statement of Assets and Liabilities PIMCO Emerging Local Bond Fund

(Amounts in thousands†, except per share amounts)
Assets:
Investments, at value
Investments in securities*	$4,088,898
Investments in Affiliates	366,153
Financial Derivative Instruments
Exchange-traded or centrally cleared	3,129
Over the counter	50,936
Cash	49
Deposits with counterparty	29,298
Foreign currency, at value	24,750
Receivable for investments sold	20,863
Receivable for TBA investments sold	167,460
Receivable for Fund shares sold	4,637
Interest and/or dividends receivable	56,341
Dividends receivable from Affiliates	538
Other assets	8
Total Assets	4,813,060

Liabilities:
Borrowings & Other Financing Transactions
Payable for short sales	$3,202
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,531
Over the counter	61,187
Payable for investments purchased	33,296
Payable for investments in Affiliates purchased	538
Payable for TBA investments purchased	395,447
Deposits from counterparty	24,348
Payable for Fund shares redeemed	15,526
Distributions payable	1,774
Accrued investment advisory fees	1,683
Accrued supervisory and administrative fees	1,705
Accrued distribution fees	20
Accrued servicing fees	17
Accrued taxes payable	1,063
Other liabilities	1,395
Total Liabilities	542,732

Net Assets	$4,270,328

Net Assets Consist of:
Paid in capital	$4,729,593
Undistributed (overdistributed) net investment income	(84,449)
Accumulated undistributed net realized gain (loss)	(221,845)
Net unrealized appreciation (depreciation)	(152,971)
Net Assets	$4,270,328

Cost of investments in securities	$4,265,858
Cost of investments in Affiliates	$366,140
Cost of foreign currency held	$24,764
Proceeds received on short sales	$3,208
Cost or premiums of financial derivative instruments, net	$12,570

* Includes repurchase agreements of:	$22,098

†	A zero balance may reflect actual amounts rounding to less than one thousand.

14	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

March 31, 2018

Net Assets:
Institutional Class	$4,053,891
Class P	102,801
Administrative Class	4,254
Class A	89,979
Class C	19,403
Shares Issued and Outstanding:
Institutional Class	517,819
Class P	13,131
Administrative Class	543
Class A	11,493
Class C	2,478
Net Asset Value Per Share Outstanding:
Institutional Class	$7.83
Class P	7.83
Administrative Class	7.83
Class A	7.83
Class C	7.83

ANNUAL REPORT	MARCH 31, 2018	15

Statement of Operations PIMCO Emerging Local Bond Fund

Year Ended March 31, 2018
(Amounts in thousands†)

Investment Income:
Interest, net of foreign taxes*	$285,723
Dividends from Investments in Affiliates	2,744
Total Income	288,467

Expenses:
Investment advisory fees	18,446
Supervisory and administrative fees	18,667
Distribution and/or servicing fees - Administrative Class	16
Distribution and/or servicing fees - Class D	82 (a)
Distribution fees - Class C	147
Servicing fees - Class A	121
Servicing fees - Class C	49
Trustee fees	27
Interest expense	825
Total Expenses	38,380

Net Investment Income (Loss)	250,087

Net Realized Gain (Loss):
Investments in securities	(111,819)
Investments in Affiliates	(106)
Exchange-traded or centrally cleared financial derivative instruments	29,678
Over the counter financial derivative instruments	139,914
Foreign currency	2,174

Net Realized Gain (Loss)	59,841

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	214,215
Investments in Affiliates	13
Exchange-traded or centrally cleared financial derivative instruments	4,565
Over the counter financial derivative instruments	(30,582)
Foreign currency assets and liabilities	3,392

Net Change in Unrealized Appreciation (Depreciation)	191,603

Net Increase (Decrease) in Net Assets Resulting from Operations	$501,531

* Foreign tax withholdings	$3,817

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.

16	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Emerging Local Bond Fund

(Amounts in thousands†)	Year Ended March 31, 2018		Year Ended March 31, 2017
Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$250,087		$235,762
Net realized gain (loss)	59,841		(262,001)
Net change in unrealized appreciation (depreciation)	191,603		330,185

Net Increase (Decrease) in Net Assets Resulting from Operations	501,531		303,946

Distributions to Shareholders:
From net investment income
Institutional Class	(156,847)		(20)
Class P	(2,770)		(0)
Administrative Class	(225)		(0)
Class D	(1,168	)(a)	(0)
Class A	(1,755)		(0)
Class C	(554)		(0)
Tax basis return of capital
Institutional Class	(88,034)		(228,935)
Class P	(1,575)		(5,149)
Administrative Class	(140)		(484)
Class D	(737	)(a)	(1,645)
Class A	(1,084)		(2,469)
Class C	(440)		(1,026)

Total Distributions(b)	(255,329)		(239,728)

Fund Share Transactions:
Net increase (decrease) resulting from Fund share transactions**	85,965		(1,175,575)

Total Increase (Decrease) in Net Assets	332,167		(1,111,357)

Net Assets:
Beginning of year	3,938,161		5,049,518
End of year*	$4,270,328		$3,938,161

*Including undistributed (overdistributed) net investment income of:	$(84,449)		$(222,598)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
**	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Class D shares converted into Class A shares on March 23, 2018, and are no longer available for purchase or as an exchange.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

ANNUAL REPORT	MARCH 31, 2018	17

Schedule of Investments PIMCO Emerging Local Bond Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 95.7%

ARGENTINA 1.8%

SOVEREIGN ISSUES 1.8%
Argentina Government International Bond
21.200% due 09/19/2018	ARS	36,120	$1,776
22.844% (BADLARPP) due 10/04/2022 ~		14,106	1,163
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~		691,397	35,286
25.420% (BADLARPP + 2.500%) due 03/11/2019 ~		7,900	400
26.164% (BADLARPP + 3.250%) due 03/01/2020 ~		1,600	83
27.250% due 06/21/2020 ~		688,318	36,398
Bonos de la Nacion Argentina con Ajuste por CER
4.000% due 03/06/2020		12,730	665
Provincia de Buenos Aires
26.742% (BADLARPP + 3.830%) due 05/31/2022 ~		33,884	1,721
26.917% (BADLARPP + 4.000%) due 12/06/2019 ~		17,900	903

Total Argentina (Cost $86,456)			78,395

BRAZIL 7.3%

CORPORATE BONDS & NOTES 0.9%
Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		$400	400
Caixa Economica Federal
4.500% due 10/03/2018		4,900	4,942
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021		1,000	1,028
6.875% due 07/30/2019		800	830
Odebrecht Oil & Gas Finance Ltd.
0.000% due 04/30/2018 (e)(g)		1,580	42
Petrobras Global Finance BV
4.875% due 03/17/2020		3,500	3,579
5.750% due 01/20/2020		10,500	10,920
6.125% due 01/17/2022		9,900	10,603
8.375% due 05/23/2021		4,533	5,169

			37,513

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		22,700	22,729

SOVEREIGN ISSUES 5.9%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2018 (e)	BRL	806,900	240,734

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.000% due 01/01/2019 (e)	BRL	34,000	$9,843

			250,577

Total Brazil (Cost $334,290)			310,819

CANADA 0.4%

CORPORATE BONDS & NOTES 0.4%
Toronto-Dominion Bank
2.284% (US0003M + 0.540%) due 07/23/2018 ~		$15,000	15,017

Total Canada (Cost $15,000)			15,017

CAYMAN ISLANDS 0.2%

CORPORATE BONDS & NOTES 0.2%
Interoceanica Finance Ltd.
0.000% due 11/30/2018 (e)		$736	726
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		497	487
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (a)		796	408
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		2,398	2,320
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (a)		1,141	340
QNB Finance Ltd.
2.750% due 10/31/2018		2,100	2,100

Total Cayman Islands (Cost $7,870)			6,381

CHILE 1.6%

SOVEREIGN ISSUES 1.6%
Bonos de la Tesoreria de la Republica
4.500% due 10/15/2023	CLP	1,887,682	3,658
Bonos de la Tesoreria de la Republica en Pesos
4.500% due 03/01/2021		12,150,000	20,628
4.500% due 03/01/2026		15,480,000	25,769
5.000% due 03/01/2035		6,180,000	10,263
Bonos del Banco Central de Chile en Pesos
6.000% due 03/01/2022		2,430,000	4,338
Bonos del Banco Central de Chile en UF
3.000% due 07/01/2018		1,510,146	2,519
3.000% due 10/01/2018		40,450	69

Total Chile (Cost $63,528)			67,244

18	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COLOMBIA 5.0%

CORPORATE BONDS & NOTES 1.1%
Banco Davivienda S.A.
7.500% due 10/24/2022	COP	27,700,000	$10,090
Empresas Publicas de Medellin ESP
7.625% due 09/10/2024		2,240,000	815
8.375% due 02/01/2021		33,798,000	12,589
8.375% due 11/08/2027		65,890,000	24,124

			47,618

SOVEREIGN ISSUES 3.9%
Bogota Distrio Capital
9.750% due 07/26/2028		22,200,000	8,615
Colombia Government International Bond
4.375% due 03/21/2023		1,580,000	532
7.750% due 04/14/2021		17,532,000	6,621
9.850% due 06/28/2027		10,938,000	4,941
Colombian TES
6.000% due 04/28/2028		18,050,000	6,243
7.000% due 06/30/2032		51,850,000	18,827
7.500% due 08/26/2026		139,257,000	53,707
7.750% due 09/18/2030		10,000,000	3,915
10.000% due 07/24/2024		131,328,000	56,569
Financiera de Desarrollo Territorial S.A. Findeter
7.875% due 08/12/2024		22,035,000	8,074

			168,044

Total Colombia (Cost $253,581)			215,662

CZECH REPUBLIC 0.7%

SOVEREIGN ISSUES 0.7%
Czech Republic Government International Bond
0.950% due 05/15/2030	CZK	723,420	30,766

Total Czech Republic (Cost $28,946)			30,766

DOMINICAN REPUBLIC 0.3%

SOVEREIGN ISSUES 0.3%
Dominican Republic International Bond
8.900% due 02/15/2023	DOP	525,700	10,908

Total Dominican Republic (Cost $10,803)			10,908

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GERMANY 3.4%

CORPORATE BONDS & NOTES 3.4%
Deutsche Bank AG
2.692% (US0003M + 0.970%) due 07/13/2020 ~		$9,200	$9,228
4.250% due 10/14/2021		16,500	16,769
6.680% due 01/23/2025	IDR	667,100,000	47,532
8.250% due 06/17/2032		425,300,000	33,659
8.750% due 05/19/2031		226,400,000	18,600
10.500% due 08/19/2030		220,900,000	20,447

			146,235

SOVEREIGN ISSUES 0.0%
Republic of Germany
0.250% due 04/13/2018	EUR	1,300	1,600

Total Germany (Cost $150,583)			147,835

HUNGARY 2.8%

SOVEREIGN ISSUES 2.8%
Hungary Government International Bond
2.750% due 12/22/2026	HUF	110,600	454
3.000% due 06/26/2024		3,470,000	14,747
5.500% due 06/24/2025		626,300	3,056
6.000% due 11/24/2023		1,000,000	4,908
7.500% due 11/12/2020		20,302,600	94,523

Total Hungary (Cost $108,075)			117,688

INDONESIA 2.7%

CORPORATE BONDS & NOTES 0.2%
Jasa Marga Persero Tbk PT
7.500% due 12/11/2020	IDR	132,420,000	9,848

SOVEREIGN ISSUES 2.5%
Indonesia Government International Bond
6.375% due 04/15/2042		429,067,000	27,415
8.750% due 02/15/2044		184,759,000	15,292
9.500% due 05/15/2041		337,487,000	29,724
10.500% due 08/15/2030		41,291,000	3,819
10.500% due 07/15/2038		306,838,000	29,221

			105,471

Total Indonesia (Cost $149,874)			115,319

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	19

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IRELAND 0.8%

CORPORATE BONDS & NOTES 0.8%
Russian Railways via RZD Capital PLC
8.300% due 04/02/2019	RUB	1,920,900	$34,000

Total Ireland (Cost $25,291)			34,000

ISRAEL 0.1%

CORPORATE BONDS & NOTES 0.1%
Israel Electric Corp. Ltd.
5.625% due 06/21/2018		$3,400	3,417

Total Israel (Cost $3,416)			3,417

ITALY 0.0%

SOVEREIGN ISSUES 0.0%
Italy Buoni Poliennali Del Tesoro
0.250% due 05/15/2018	EUR	600	739

Total Italy (Cost $741)			739

KAZAKHSTAN 0.2%

CORPORATE BONDS & NOTES 0.2%
KazMunayGas National Co. JSC
9.125% due 07/02/2018		$7,600	7,716

Total Kazakhstan (Cost $7,672)			7,716

LUXEMBOURG 0.3%

CORPORATE BONDS & NOTES 0.3%
Gazprom OAO Via Gaz Capital S.A.
5.338% due 09/25/2020	GBP	6,951	10,440
QGOG Constellation S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 (a)		$600	293

Total Luxembourg (Cost $10,222)			10,733

MALAYSIA 4.1%

SOVEREIGN ISSUES 4.1%
Malaysia Government International Bond
3.492% due 03/31/2020	MYR	6	2
3.502% due 05/31/2027		30,400	7,452
3.508% due 05/15/2018		23,300	6,026
3.580% due 09/28/2018		85,500	22,150
3.795% due 09/30/2022		100,860	26,167
3.800% due 08/17/2023		22,200	5,737
3.844% due 04/15/2033		24,000	5,808
3.872% due 08/30/2018		25,430	6,593

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.892% due 03/15/2027	MYR	12,033	$3,065
3.990% due 10/15/2025		42,597	10,937
4.070% due 09/30/2026		5,700	1,459
4.127% due 04/15/2032		13,100	3,291
4.160% due 07/15/2021		3,900	1,030
4.181% due 07/15/2024		39,862	10,466
4.232% due 06/30/2031		24,097	6,159
4.254% due 05/31/2035		13,400	3,331
4.392% due 04/15/2026		8,300	2,197
4.444% due 05/22/2024		6,800	1,791
4.498% due 04/15/2030		91,592	24,046
4.709% due 09/15/2026		8,600	2,327
4.837% due 07/15/2025 (h)		7,400	2,009
4.935% due 09/30/2043		51,180	13,469
5.248% due 09/15/2028 (h)		30,000	8,393

Total Malaysia (Cost $174,378)			173,905

MEXICO 2.0%
		SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. «(c)		742,577	0

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 1.7%
America Movil S.A.B. de C.V.
6.450% due 12/05/2022	MXN	450,300	23,128
8.460% due 12/18/2036		122,900	6,203
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^(b)		$1,200	0
Hipotecaria Su Casita S.A. de C.V.
9.850% due 06/28/2018 ^«(b)	MXN	78,163	215
Petroleos Mexicanos
7.190% due 09/12/2024		903,300	45,045

			74,591

SOVEREIGN ISSUES 0.3%
Mexico Government International Bond
8.000% due 11/07/2047		65,900	3,786
10.000% due 11/20/2036		121,600	8,312

			12,098

Total Mexico (Cost $136,565)			86,689

20	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NETHERLANDS 0.2%

ASSET-BACKED SECURITIES 0.0%
Penta CLO BV
0.790% (EUR003M + 0.790%) due 08/04/2028 ~	EUR	400	$493

CORPORATE BONDS & NOTES 0.0%
Waha Aerospace BV
3.925% due 07/28/2020		$375	379

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Petrobras Netherlands BV
TBD% due 02/01/2025 «		10,500	10,444

Total Netherlands (Cost $11,210)			11,316

PERU 3.2%

CORPORATE BONDS & NOTES 0.5%
Banco de Credito del Peru
4.850% due 10/30/2020	PEN	67,600	21,028

SOVEREIGN ISSUES 2.7%
Fondo MIVIVIENDA S.A.
7.000% due 02/14/2024		49,900	17,073
Peru Government International Bond
5.700% due 08/12/2024		41,804	14,118
6.150% due 08/12/2032		3,700	1,266
6.350% due 08/12/2028		40,300	14,038
6.850% due 02/12/2042		22,600	7,956
6.900% due 08/12/2037		40,930	14,647
8.200% due 08/12/2026		118,200	45,731

			114,829

Total Peru (Cost $131,667)			135,857

PHILIPPINES 0.8%

SOVEREIGN ISSUES 0.8%
Philippines Government International Bond
3.900% due 11/26/2022	PHP	1,082,000	20,239
4.950% due 01/15/2021		638,000	12,442

Total Philippines (Cost $40,791)			32,681

POLAND 6.5%

SOVEREIGN ISSUES 6.5%
Poland Government International Bond
1.750% due 07/25/2021	PLN	108,100	31,532
2.000% due 04/25/2021		20,800	6,125

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.250% due 04/25/2022	PLN	47,000	$13,818
2.500% due 07/25/2026		115,700	32,591
2.500% due 07/25/2027		50,300	13,987
3.250% due 07/25/2025		201,900	60,430
4.000% due 10/25/2023		101,300	31,882
5.250% due 10/25/2020		10,300	3,287
5.750% due 10/25/2021		167	55
5.750% due 09/23/2022		252,900	84,946

Total Poland (Cost $245,909)			278,653

ROMANIA 1.8%

SOVEREIGN ISSUES 1.8%
Romania Government International Bond
4.750% due 02/24/2025	RON	79,550	21,681
5.800% due 07/26/2027		51,200	14,849
5.850% due 04/26/2023		122,100	34,905
5.950% due 06/11/2021		14,550	4,141

Total Romania (Cost $77,138)			75,576

RUSSIA 5.9%

SOVEREIGN ISSUES 5.9%
Russia Government International Bond
6.400% due 05/27/2020	RUB	370,200	6,485
7.000% due 01/25/2023		4,800	86
7.000% due 08/16/2023		928,800	16,602
7.050% due 01/19/2028		876,104	15,419
7.400% due 12/07/2022		1,179,500	21,458
7.500% due 08/18/2021		396,300	7,149
7.600% due 04/14/2021		162,100	2,926
7.600% due 07/20/2022		3,534,269	64,497
7.700% due 03/23/2033		1,629,000	29,701
8.150% due 02/03/2027		1,701,000	32,235
8.500% due 09/17/2031		2,785,800	54,660

Total Russia (Cost $275,344)			251,218

SOUTH AFRICA 11.4%

CORPORATE BONDS & NOTES 0.2%
Eskom Holdings SOC Ltd.
0.000% due 08/18/2027 (e)	ZAR	140,400	3,737
0.000% due 12/31/2032 (e)		352,000	4,925
Transnet SOC Ltd.
10.000% due 03/30/2029		10,500	872

			9,534

SOVEREIGN ISSUES 11.2%
South Africa Government International Bond
6.250% due 03/31/2036		103,900	6,843
6.750% due 03/31/2021		6,100	512

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	21

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.000% due 02/28/2031	ZAR	977,027	$73,417
7.750% due 02/28/2023		100,100	8,589
8.000% due 01/31/2030		1,825,900	150,190
8.250% due 03/31/2032		1,158,650	96,254
8.500% due 01/31/2037		347,000	28,563
8.750% due 01/31/2044		266,600	22,166
8.875% due 02/28/2035		629,900	54,007
9.000% due 01/31/2040		288,100	24,646
10.500% due 12/21/2026		120,900	11,815

			477,002

Total South Africa (Cost $450,192)			486,536

SOUTH KOREA 0.1%

SOVEREIGN ISSUES 0.1%
Export-Import Bank of Korea
4.250% due 05/21/2020	AUD	700	551
7.250% due 12/07/2024	IDR	63,300,000	4,778

Total South Korea (Cost $5,526)			5,329

SPAIN 0.2%

SOVEREIGN ISSUES 0.2%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	1,300	1,612
4.900% due 09/15/2021		850	1,150
4.950% due 02/11/2020		800	1,057
Spain Government International Bond
0.250% due 04/30/2018		2,900	3,570

Total Spain (Cost $7,015)			7,389

SRI LANKA 0.2%

SOVEREIGN ISSUES 0.2%
Sri Lanka Government International Bond
5.125% due 04/11/2019		$8,100	8,202
6.000% due 01/14/2019		2,300	2,345

Total Sri Lanka (Cost $10,531)			10,547

SUPRANATIONAL 1.3%

CORPORATE BONDS & NOTES 1.3%
European Bank for Reconstruction & Development
6.450% due 12/13/2022	IDR	382,380,000	28,192
7.375% due 04/15/2019		30,700,000	2,270
9.250% due 12/02/2020		35,170,000	2,759

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
European Investment Bank
4.950% due 03/01/2019	IDR	20,000,000	$1,440
7.200% due 07/09/2019		13,990,000	1,038
Inter-American Development Bank
7.350% due 09/12/2018		2,560,000	188
7.875% due 03/14/2023		271,800,000	21,354

Total Supranational (Cost $57,126)			57,241

THAILAND 1.2%

SOVEREIGN ISSUES 1.2%
Thailand Government International Bond
2.125% due 12/17/2026	THB	1,379,000	43,133
3.650% due 06/20/2031		189,800	6,561

Total Thailand (Cost $46,655)			49,694

TURKEY 6.5%

SOVEREIGN ISSUES 6.5%
Export Credit Bank of Turkey
5.875% due 04/24/2019		$7,200	7,330
Turkey Government International Bond
7.100% due 03/08/2023	TRY	113,800	22,874
8.000% due 03/12/2025		57,163	11,577
8.800% due 09/27/2023		183,400	39,048
9.000% due 07/24/2024		41,600	8,994
9.400% due 07/08/2020		58,100	13,548
9.500% due 01/12/2022		15,000	3,376
10.400% due 03/20/2024		134,400	30,932
10.600% due 02/11/2026		136,900	31,490
11.000% due 03/02/2022		363,500	85,685
11.000% due 02/24/2027		95,100	22,248

Total Turkey (Cost $365,693)			277,102

UKRAINE 0.3%

SOVEREIGN ISSUES 0.3%
Ukraine Government International Bond
7.750% due 09/01/2019		$6,400	6,656
7.750% due 09/01/2022		6,600	6,910

Total Ukraine (Cost $13,453)			13,566

22	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED KINGDOM 0.4%

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (e)	GBP	0	$856
1.436% due 12/21/2049 ~		9,490	13,352
2.136% due 12/21/2049 ~		868	1,234
2.636% due 12/21/2049 ~		434	618
3.136% due 12/21/2049 ~		248	354
3.636% due 12/21/2049 ~		248	350

Total United Kingdom (Cost $15,815)			16,764

UNITED STATES 9.2%

ASSET-BACKED SECURITIES 0.9%
Ameriquest Mortgage Securities Trust
2.142% (US0001M + 0.270%) due 04/25/2036 ~		$292	293
Countrywide Asset-Backed Certificates Trust
2.112% (US0001M + 0.240%) due 02/25/2037 ~		5,300	5,135
2.622% (US0001M + 0.750%) due 11/25/2035 ~		4,320	4,376
Credit-Based Asset Servicing and Securitization LLC
1.992% (LIBOR01M + 0.120%) due 07/25/2037 ~		18	12
Fieldstone Mortgage Investment Trust
2.062% (US0001M + 0.190%) due 05/25/2036 ~		1,941	1,510
Fremont Home Loan Trust
2.282% (US0001M + 0.410%) due 11/25/2035 ~		500	443
GSAA Home Equity Trust
6.002% due 11/25/2036		1,694	1,126
Home Equity Asset Trust
3.222% (US0001M + 1.350%) due 02/25/2033 ~		399	398
HSI Asset Securitization Corp. Trust
2.012% (US0001M + 0.140%) due 01/25/2037 ~		1,602	1,334
2.162% (US0001M + 0.290%) due 11/25/2035 ~		180	179
Lehman XS Trust
5.327% due 01/25/2036		5,033	4,405
Mastr Asset Backed Securities Trust
2.092% (US0001M + 0.220%) due 11/25/2036 ~		4,355	3,171
2.152% (US0001M + 0.280%) due 05/25/2037 ~		1,655	1,392
Morgan Stanley ABS Capital, Inc. Trust
2.637% (US0001M + 0.765%) due 01/25/2035 ~		300	289

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Morgan Stanley Mortgage Loan Trust
3.461% (US0006M + 1.250%) due 11/25/2036 ^~		$286	$154
Option One Mortgage Loan Trust
2.092% (US0001M + 0.220%) due 04/25/2037 ~		1,002	799
2.092% (US0001M + 0.220%) due 05/25/2037 ~		365	266
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.392% (US0001M + 0.520%) due 09/25/2035 ~		4,300	3,734
Securitized Asset-Backed Receivables LLC Trust
2.162% (US0001M + 0.290%) due 12/25/2035 ~		2,361	2,321
SLM Student Loan Trust
0.222% (EUR003M + 0.550%) due 01/25/2040 ~	EUR	2,400	2,764
Soundview Home Loan Trust
2.042% (US0001M + 0.170%) due 08/25/2037 ~		$1,076	965
2.222% (US0001M + 0.350%) due 03/25/2036 ~		1,900	1,829
VOLT LLC
3.125% due 09/25/2047		886	883
Wells Fargo Home Equity Asset-Backed Securities Trust
2.102% (US0001M + 0.230%) due 04/25/2037 ~		699	668
2.192% (US0001M + 0.320%) due 03/25/2037 ~		2,000	1,603

			40,049

CORPORATE BONDS & NOTES 2.2%
Bank of America Corp.
0.000% due 10/21/2025 ~	MXN	58,000	3,956
BAT Capital Corp.
2.423% due 08/14/2020 ~		$3,800	3,813
International Lease Finance Corp.
6.250% due 05/15/2019		1,700	1,759
8.250% due 12/15/2020		300	335
JPMorgan Chase Bank N.A.
9.000% due 03/19/2029	IDR	76,520,000	6,395
9.500% due 07/17/2031		340,585,000	29,724
10.000% due 02/17/2028		456,198,000	40,356

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	23

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Rio Oil Finance Trust
9.250% due 07/06/2024	$3,902	$4,255
9.750% due 01/06/2027	1,618	1,769

		92,362

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
American Home Mortgage Assets Trust
6.250% due 11/25/2046	1,182	1,043
Banc of America Funding Trust
3.946% due 03/20/2036 ~	72	70
BCAP LLC Trust
2.042% (US0001M + 0.170%) due 01/25/2037 ^~	408	388
3.008% due 05/26/2037 ~	5,064	4,342
Bear Stearns Adjustable Rate Mortgage Trust
3.544% due 02/25/2036 ^~	171	169
3.558% due 01/25/2035 ~	15	14
Bear Stearns ALT-A Trust
3.354% due 08/25/2036 ^~	378	309
3.589% due 09/25/2035 ~	30	27
Citigroup Mortgage Loan Trust
3.554% due 07/25/2046 ^~	70	66
Citigroup Mortgage Loan Trust, Inc.
3.889% due 03/25/2034 ~	17	17
CitiMortgage Alternative Loan Trust
2.522% (US0001M + 0.650%) due 10/25/2036 ~	2,128	1,768
6.000% due 06/25/2037 ^	126	123
Countrywide Alternative Loan Trust
2.222% (US0001M + 0.350%) due 05/25/2036 ^~	2,597	1,522
Countrywide Home Loan Mortgage Pass-Through Trust
3.473% due 09/25/2047 ^~	54	51
6.500% due 12/25/2037	1,248	1,029
Credit Suisse Mortgage Capital Certificates
2.061% (LIBOR01M + 0.500%) due 11/30/2037 ~	1,300	1,144
GreenPoint Mortgage Funding Trust
2.312% (US0001M + 0.440%) due 06/25/2045 ~	191	184
GSMPS Mortgage Loan Trust
2.222% (US0001M + 0.350%) due 01/25/2036 ~	380	330
GSR Mortgage Loan Trust
3.564% due 11/25/2035 ^~	111	98
HarborView Mortgage Loan Trust
2.162% (US0001M + 0.340%) due 06/20/2035 ~	758	746
3.283% (12MTA + 2.000%) due 10/19/2035 ~	635	521
3.700% due 08/19/2036 ^~	24	22

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HomeBanc Mortgage Trust
3.122% due 04/25/2037 ^~	$100	$93
Impac CMB Trust
2.512% (US0001M + 0.640%) due 03/25/2035 ~	278	272
IndyMac Mortgage Loan Trust
2.052% (US0001M + 0.180%) due 02/25/2037 ~	2,011	1,877
2.512% (US0001M + 0.640%) due 07/25/2045 ~	244	236
JPMorgan Mortgage Trust
3.783% due 06/25/2036 ^~	622	597
JPMorgan Resecuritization Trust
2.500% due 03/25/2056	1,286	1,194
Luminent Mortgage Trust
2.052% (LIBOR01M + 0.180%) due 12/25/2036 ^~	63	57
MASTR Alternative Loan Trust
2.272% (US0001M + 0.400%) due 03/25/2036 ~	94	18
Morgan Stanley Mortgage Loan Trust
3.304% due 06/25/2036 ~	27	28
Residential Accredit Loans, Inc. Trust
5.057% due 02/25/2036 ^~	141	126
Residential Asset Securitization Trust
2.272% (US0001M + 0.400%) due 01/25/2046 ^~	177	90
Sequoia Mortgage Trust
3.193% due 01/20/2047 ^~	53	44
Structured Adjustable Rate Mortgage Loan Trust
2.682% (12MTA + 1.400%) due 01/25/2035 ~	66	62
3.861% due 03/25/2036 ^~	111	103
Structured Asset Mortgage Investments Trust
2.172% (US0001M + 0.300%) due 02/25/2037 ~	3,188	2,995
Suntrust Adjustable Rate Mortgage Loan Trust
3.637% due 10/25/2037 ~	2,904	2,749
TBW Mortgage-Backed Trust
6.040% due 01/25/2037	1,860	908
Thornburg Mortgage Securities Trust
3.927% (LIBOR01M + 1.250%) due 06/25/2047 ^~	943	856
WaMu Mortgage Pass-Through Certificates Trust
2.242% (US0001M + 0.370%) due 05/25/2034 ~	429	394
2.795% due 01/25/2037 ^~	111	105
2.917% due 04/25/2037 ^~	73	67
3.036% due 12/25/2036 ^~	69	66
3.273% due 09/25/2036 ^~	104	101

24	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo Mortgage-Backed Securities Trust
2.372% (US0001M + 0.500%) due 07/25/2037 ^~		$72	$65
3.603% due 07/25/2036 ^~		609	596
3.603% due 10/25/2036 ~		2,444	2,402

			30,084

U.S. GOVERNMENT AGENCIES 5.4%
Fannie Mae, TBA
3.500% due 04/01/2048 - 06/01/2048		232,500	232,602
Freddie Mac
5.000% due 07/01/2035 - 12/01/2039		21	23

			232,625

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bonds
2.500% due 02/15/2046 (m)		800	727

Total United States (Cost $392,284)			395,847

URUGUAY 0.3%

SOVEREIGN ISSUES 0.3%
Uruguay Government International Bond
9.875% due 06/20/2022	UYU	371,900	13,364

Total Uruguay (Cost $13,148)			13,364

SHORT-TERM INSTRUMENTS 12.5%

REPURCHASE AGREEMENTS (i) 0.5%
			22,098

SHORT-TERM NOTES 4.2%
Bonos de la Nacion Argentina con Ajuste por CER
3.750% due 02/08/2019	ARS	152,300	7,978
Letras del Banco Central de Argentina
26.400% due 04/18/2018		174,630	8,592
Letras del Banco Central de la Republica Argentina
25.825% due 06/21/2018		287,250	13,549
25.900% due 06/21/2018		155,900	7,353
25.950% due 06/21/2018		48,500	2,288
26.000% due 06/21/2018		95,800	4,519
26.050% due 06/21/2018		112,800	5,321
26.100% due 05/16/2018		75,300	3,638
26.150% due 05/16/2018		57,600	2,783
26.200% due 05/16/2018		96,900	4,682
26.250% due 05/16/2018		499,220	24,120
26.400% due 04/18/2018		739,240	36,373

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
26.450% due 04/18/2018 - 05/16/2018	ARS	339,260	$16,605
26.500% due 04/18/2018		107,200	5,275
27.250% due 07/18/2018		57,146	2,647
27.700% due 05/16/2018		55,938	2,703
27.850% due 07/18/2018		30,684	1,421
28.200% due 06/21/2018		60,451	2,851
28.250% due 07/18/2018		30,570	1,416
28.500% due 05/16/2018		29,361	1,419
28.650% due 04/18/2018		122,400	6,022
Nigeria Open Market Operation Bills
15.432% due 10/25/2018	NGN	600,000	1,535
15.696% due 11/08/2018		100,000	254
15.703% due 10/25/2018		325,000	831
15.716% due 11/08/2018		550,000	1,399
15.737% due 11/08/2018		900,000	2,289
15.798% due 11/08/2018		325,000	827
15.805% due 10/25/2018		750,000	1,918
19.005% due 08/09/2018		1,240,900	3,279
19.133% due 04/26/2018		1,572,000	4,337
19.183% due 04/26/2018		471,000	1,300

			179,524

ARGENTINA TREASURY BILLS 0.8%
26.346% due 04/13/2018 - 09/19/2018 (d)(e)	ARS	700,916	32,382

CZECH REPUBLIC TREASURY BILLS 0.3%
(0.811)% due 04/20/2018 (e)(f)	CZK	294,000	14,247

EGYPT TREASURY BILLS 1.8%
18.247% due 04/10/2018 - 09/25/2018 (d)(e)	EGP	1,372,250	75,648

ESM TREASURY BILLS 0.0%
(0.659%) due 04/19/2018 (e)(f)	EUR	100	123

FRANCE TREASURY BILLS 0.0%
(0.963)% due 04/05/2018 (e)(f)	EUR	1,200	1,477

GREECE TREASURY BILLS 0.2%
1.949% due 06/08/2018 - 07/06/2018 (d)(e)		6,600	8,108

ITALY TREASURY BILLS 0.0%
(0.444)% due 04/30/2018 - 05/14/2018 (d)(e)		1,700	2,093

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	25

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN TREASURY BILLS 0.3%
(0.355)% due 04/05/2018 - 06/04/2018 (d)(e)	JPY	1,278,000	$12,011

MALAYSIA TREASURY BILLS 1.5%
2.833% due 05/11/2018 - 09/19/2018 (d)(e)	MYR	244,982	62,963

NIGERIA TREASURY BILLS 1.5%
17.393% due 04/05/2018 - 11/29/2018 (d)(e)	NGN	24,488,000	64,621

U.S. TREASURY BILLS 1.4%
1.447% due 04/19/2018 - 04/26/2018 (d)(e)(k)(m)		$61,748	61,690

Total Short-Term Instruments (Cost $539,070)			536,985

Total Investments in Securities (Cost $4,265,858)			4,088,898

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 8.6%

SHORT-TERM INSTRUMENTS 8.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.6%
PIMCO Short-Term Floating NAV Portfolio III	37,048,762	$366,153

Total Short-Term Instruments (Cost $366,140)		366,153

Total Investments in Affiliates (Cost $366,140)		366,153

Total Investments 104.3% (Cost $4,631,998)		$4,455,051

Financial Derivative Instruments (j)(l) (0.2)% (Cost or Premiums, net $12,570)		(8,653)

Other Assets and Liabilities, net (4.1)%		(176,070)

Net Assets 100.0%		$4,270,328

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Malaysia Government International Bond	4.837%	07/15/2025	07/25/2014	$2,465	$2,009	0.04%
Malaysia Government International Bond	5.248	09/15/2028	07/30/2014	10,270	8,393	0.20

				$12,735	$10,402	0.24%

26	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

March 31, 2018

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.250%	03/29/2018	04/02/2018	$22,098	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2020	$(22,545)	$22,098	$22,101

Total Repurchase Agreements						$(22,545)	$22,098	$22,101

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (0.1)%
U.S. Government Agencies (0.1)%
Freddie Mac, TBA	5.000%	04/01/2048	$3,000	$(3,208)	$(3,202)

Total Short Sales (0.1)%				$(3,208)	$(3,202)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$22,101	$0	$0	$22,101	$(22,545)	$(444)

Total Borrowings and Other Financing Transactions	$22,101	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(3,968) at a weighted average interest rate of 5.972%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	27

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note May 2018 Futures	$120.000	04/20/2018	154	$154	$(26)	$(15)
Call - CBOT U.S. Treasury 10-Year Note May 2018 Futures	121.500	04/20/2018	154	154	(29)	(48)

					$(55)	$(63)

Total Written Options					$(55)	$(63)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note June Futures	06/2018	4,683	$536,021	$2,316	$ 512	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Call Options Strike @ EUR 161.000 on Euro-Bobl 10-Year Bond June 2018 Futures	05/2018	144	EUR	(51)	$5	$5	$0
Euro-Bund 10-Year Bond June Futures	06/2018	132		(25,895)	(500)	0	(32)
Put Options Strike @ EUR 158.000 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	144		(69)	9	13	(4)

					$(486)	$18	$(36)

Total Futures Contracts					$1,830	$530	$(36)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	6.440%	Maturity	01/02/2019	BRL	452,500	$0	$198	$198	$17	$0
Pay	1-Year BRL-CDI	15.960	Maturity	01/02/2019		96,800	2,106	1,954	4,060	7	0
Pay	1-Year BRL-CDI	7.130	Maturity	01/02/2020		82,100	0	50	50	22	0
Receive	1-Year BRL-CDI	8.560	Maturity	01/02/2020		174,600	(1,141)	(328)	(1,469)	0	(51)
Pay	1-Year BRL-CDI	8.770	Maturity	01/02/2020		166,800	5	1,633	1,638	49	0
Pay	1-Year BRL-CDI	9.560	Maturity	01/02/2020		6,200	72	16	88	2	0
Pay	1-Year BRL-CDI	11.380	Maturity	01/02/2020		503,200	(945)	12,430	11,485	167	0
Pay	1-Year BRL-CDI	8.190	Maturity	01/04/2021		122,400	0	260	260	41	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/04/2021		203,000	1	5,452	5,453	94	0
Pay	1-Year BRL-CDI	9.020	Maturity	01/02/2023		51,100	(2)	109	107	18	0
Pay	1-Year BRL-CDI	10.860	Maturity	01/02/2023		232,800	(3,371)	8,103	4,732	95	0
Pay	1-Year BRL-CDI	9.390	Maturity	01/02/2025		33,200	13	36	49	13	0
Receive	1-Year BRL-CDI	9.750	Maturity	01/02/2025		23,300	(138)	(35)	(173)	0	(10)

28	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

March 31, 2018

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	9.760%	Maturity	01/02/2025	BRL	16,200	$(17)	$136	$119	$7	$0
Pay	1-Year BRL-CDI	10.300	Maturity	01/02/2025		25,400	65	282	347	11	0
Pay	1-Year BRL-CDI	10.330	Maturity	01/02/2025		255,000	146	3,307	3,453	110	0
Receive	1-Year BRL-CDI	12.285	Maturity	01/02/2025		123,000	236	(4,172)	(3,936)	0	(61)
Pay	1-Year BRL-CDI	9.600	Maturity	01/04/2027		195,000	(12)	291	279	78	0
Pay	3-Month PLN-WIBOR	1.750	Annual	09/16/2020	PLN	10,700	(34)	46	12	1	0
Pay(1)	3-Month PLN-WIBOR	2.000	Annual	09/19/2020		125,000	0	8	8	9	0
Pay(1)	3-Month PLN-WIBOR	2.500	Annual	06/20/2023		135,200	(202)	320	118	2	0
Pay(1)	3-Month PLN-WIBOR	2.500	Annual	09/19/2023		822,300	(889)	855	(34)	51	0
Receive	3-Month PLN-WIBOR	2.500	Annual	03/16/2026		43,200	251	(85)	166	0	(20)
Receive	3-Month USD-LIBOR	1.620	Semi-Annual	12/20/2018	$	3,900	0	5	5	1	0
Pay(1)	3-Month USD-LIBOR	1.750	Semi-Annual	06/20/2020		189,230	(3,190)	(23)	(3,213)	6	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		215,430	1,647	(4,873)	(3,226)	105	0
Receive(1)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023		467,080	16,807	(970)	15,837	0	(269)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		8,000	(98)	363	265	0	(13)
Receive(1)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		192,590	11,458	(2,309)	9,149	0	(414)
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		45,720	(1,488)	2,307	819	0	(272)
Pay	3-Month ZAR-JIBAR	7.500	Quarterly	03/15/2019	ZAR	505,400	54	216	270	0	(4)
Pay	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2024		31,400	8	121	129	0	(13)
Receive(1)	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		14,200	3	(6)	(3)	8	0
Receive(1)	6-Month CZK-PRIBOR	1.750	Annual	06/20/2025	CZK	1,004,300	233	(252)	(19)	0	(86)
Receive(1)	6-Month EUR-EURIBOR	1.250	Annual	09/19/2028	EUR	12,897	(181)	(101)	(282)	0	(16)
Pay(1)	6-Month HUF-BBR	1.250	Annual	06/20/2023	HUF	24,971,100	(196)	971	775	133	0
Receive	28-Day MXN-TIIE	7.150	Lunar	12/21/2018	MXN	145,900	36	10	46	0	0
Receive	28-Day MXN-TIIE	6.870	Lunar	08/07/2020		308,100	0	242	242	0	(16)
Pay	28-Day MXN-TIIE	7.830	Lunar	12/15/2022		1,096,800	87	990	1,077	135	0
Pay	28-Day MXN-TIIE	7.856	Lunar	12/15/2022		521,600	0	542	542	64	0
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		76,500	0	83	83	9	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		678,000	254	491	745	84	0
Pay	28-Day MXN-TIIE	5.000	Lunar	02/22/2023		407,600	(2,284)	23	(2,261)	39	0
Pay	28-Day MXN-TIIE	5.500	Lunar	02/22/2023		434,400	(1,869)	(38)	(1,907)	43	0
Pay	28-Day MXN-TIIE	7.650	Lunar	02/24/2023		1,763,100	0	1,028	1,028	217	0
Pay	28-Day MXN-TIIE	7.920	Lunar	12/28/2023		752,200	623	358	981	112	0
Pay	28-Day MXN-TIIE	8.135	Lunar	12/14/2027		280,600	0	528	528	66	0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		402,800	(178)	(371)	(549)	0	(93)
Pay	28-Day MXN-TIIE	7.860	Lunar	01/17/2028		408,100	0	319	319	94	0
Pay	28-Day MXN-TIIE	8.175	Lunar	01/15/2029		72,000	0	143	143	18	0
Pay	28-Day MXN-TIIE	7.380	Lunar	02/09/2029		525,600	(323)	(411)	(734)	127	0
Pay	28-Day MXN-TIIE	6.600	Lunar	05/21/2029		484,000	(1,979)	(372)	(2,351)	112	0
Pay	28-Day MXN-TIIE	6.600	Lunar	06/28/2029		230,000	(952)	(172)	(1,124)	54	0
Pay	28-Day MXN-TIIE	6.710	Lunar	09/20/2029		508,900	(1,916)	(376)	(2,292)	121	0
Pay	28-Day MXN-TIIE	8.320	Lunar	01/07/2032		639,600	439	1,159	1,598	174	0
Pay	28-Day MXN-TIIE	8.310	Lunar	11/28/2036		252,900	11	588	599	83	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		277,300	0	(312)	(312)	0	(94)

							$13,150	$30,767	$43,917	$2,599	$(1,432)

Total Swap Agreements							$13,150	$30,767	$43,917	$2,599	$(1,432)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	29

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$530	$2,599	$3,129	$(63)	$(36)	$(1,432)	$(1,531)

(k)	Securities with an aggregate market value of $25,394 and cash of $29,298 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
BOA	04/2018		ARS	51,657	$	2,524	$0	$(31)
	04/2018		BRL	638,300		192,039	0	(1,300)
	04/2018		JPY	125,900		1,188	5	0
	04/2018		RUB	146,012		2,547	1	0
	04/2018	$		193,178	BRL	638,300	161	0
	05/2018		ARS	436,640	$	20,917	3	(302)
	05/2018		CZK	48,003		2,328	0	(1)
	05/2018	$		1,128	ARS	23,107	3	0
	05/2018			84,179	MXN	1,574,311	1,925	0
	05/2018			571	TRY	2,291	2	0
	05/2018			5,545	ZAR	65,294	0	(56)
	05/2018		ZAR	1,184,345	$	97,180	0	(2,381)
	06/2018		THB	31,032		982	0	(13)
	07/2018		BRL	37,900		11,453	64	0
BPS	04/2018		ARS	297,030		14,612	188	(220)
	04/2018		BRL	64,117		19,290	0	(131)
	04/2018		PHP	3,219,838		61,565	15	0
	04/2018		$	1,126	ARS	23,107	21	0
	04/2018			20,072	BRL	64,117	0	(651)
	04/2018			1,065	PLN	3,625	1	(7)
	05/2018		ARS	366,612	$	18,829	886	0
	05/2018		BRL	4,737		1,419	0	(12)
	05/2018		PEN	105,846		32,384	0	(373)
	06/2018		ARS	257,100		12,545	305	0
	06/2018	$		39,891	IDR	550,895,255	10	(4)
BRC	05/2018		ARS	116,280	$	5,552	0	(98)
	06/2018	$		828	RUB	47,243	0	(10)
CBK	04/2018		ARS	461,100	$	22,778	54	(11)
	04/2018		BRL	955,813		288,026	34	(1,521)
	04/2018		EUR	2,200		2,725	15	0
	04/2018		GBP	20,102		28,272	69	0

30	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

March 31, 2018

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
	04/2018	$		291,540	BRL	955,813	$0	$(2,027)
	04/2018			34,755	CZK	746,630	1,415	0
	04/2018			1,049	GBP	737	0	(15)
	05/2018		ARS	52,700	$	2,570	9	0
	05/2018		CZK	43,595		2,127	12	0
	05/2018		HUF	12,884,745		50,293	0	(565)
	05/2018		RON	2,708		721	5	0
	05/2018		TRY	65,266		16,937	634	0
	05/2018	$		71,289	BRL	236,273	104	0
	05/2018			284,131	MXN	5,339,739	7,915	0
	05/2018			8,347	TRY	32,410	0	(251)
	05/2018		ZAR	111,731	$	9,298	0	(95)
	06/2018		THB	20,189		649	2	0
	07/2018	$		76,839	COP	220,539,361	1,769	0
	09/2018		ARS	103,203	$	4,943	247	0
	11/2018		NGN	94,750		250	0	(3)
	03/2019	$		5,573	RUB	326,299	0	(51)
DUB	04/2018		BRL	139,343	$	42,296	89	0
	04/2018		EUR	1,200		1,483	6	0
	04/2018	$		41,923	BRL	139,343	284	0
	05/2018		BRL	4,697	$	1,406	0	(13)
	05/2018	$		43,592	BRL	144,080	11	(67)
	05/2018			1,389	EGP	26,042	72	0
	05/2018			1,410	PEN	4,578	7	0
	06/2018		TWD	1,270,608	$	43,856	0	(142)
	07/2018		BRL	320,800		95,962	0	(438)
	09/2018		ARS	57,900		2,766	131	0
FBF	04/2018			218,700		10,688	0	(95)
	04/2018		BRL	139,343		42,289	83	0
	04/2018	$		41,923	BRL	139,343	284	0
	05/2018			42,166		139,343	0	(61)
	06/2018		EUR	6,100	$	7,266	0	(275)
	06/2018	$		61,548	RUB	3,527,220	0	(467)
	03/2019		RUB	326,299	$	5,573	51	0
GLM	04/2018		BRL	301,064		90,578	0	(613)
	04/2018		CLP	564,625		933	0	(2)
	04/2018		RUB	196,184		3,425	4	0
	04/2018	$		91,546	BRL	301,064	30	(384)
	04/2018			4,039	CLP	2,431,284	0	(13)
	05/2018		ARS	65,800	$	3,142	0	(55)
	05/2018		BRL	13,927		4,206	0	(2)
	05/2018		EUR	7,576		9,358	9	0
	05/2018	$		14,402	ARS	297,338	49	(4)
	05/2018			4,411	ZAR	52,306	0	(14)
	05/2018		ZAR	158,733	$	13,513	170	0
	06/2018		ARS	43,000		2,122	73	0
	06/2018		CNH	831		131	0	(1)
	06/2018		MYR	10,175		2,623	0	(10)
	06/2018	$		32,345	MYR	127,080	535	0
	07/2018		BRL	151,000	$	44,952	0	(423)
	07/2018		COP	8,619,282		3,063	0	(9)
	08/2018	$		5,525	EGP	101,608	52	0
HUS	04/2018		ARS	260,570	$	12,743	0	(104)
	04/2018		BRL	10,635		3,200	0	(22)
	04/2018		CLP	768,797		1,277	4	0
	04/2018		NGN	3,374,823		8,976	0	(386)
	04/2018		PLN	125,666		37,229	518	0
	04/2018		RUB	242,191		4,218	4	(2)
	04/2018	$		10,361	ARS	213,936	250	(34)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	31

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
	04/2018	$		3,259	BRL	10,635	$0	$(38)
	04/2018			28,583	GBP	20,102	0	(380)
	04/2018			3,418	RUB	196,184	3	0
	05/2018		ARS	745,811	$	35,723	91	(502)
	05/2018		AUD	726		571	13	0
	05/2018		GBP	20,102		28,617	379	0
	05/2018		RUB	2,362,226		40,740	0	(226)
	05/2018	$		1,411	BRL	4,697	8	0
	05/2018			5,021	EGP	92,188	151	0
	06/2018		IDR	40,467,375	$	2,925	0	(6)
	06/2018		KRW	17,089,461		15,810	0	(310)
	06/2018	$		37,707	IDR	521,300,940	47	0
	07/2018			7,222	COP	20,799,360	192	0
	08/2018			2,732	EGP	50,323	30	0
	09/2018			18,612		340,575	23	0
	10/2018		NGN	1,127,400	$	3,000	0	(27)
IND	04/2018		CZK	143,000		6,662	0	(270)
	04/2018		PLN	15,147		4,447	22	0
	06/2018		THB	63,919		2,061	11	0
JPM	04/2018		BRL	754,745		219,161	3,381	(12,830)
	04/2018		JPY	1,147,000		10,857	73	0
	04/2018		NGN	3,688,588		9,817	0	(393)
	04/2018	$		227,073	BRL	754,745	1,537	0
	04/2018			31,439	CLP	19,001,916	28	0
	04/2018			2,690	EGP	49,320	96	0
	05/2018		PEN	2,458	$	752	0	(9)
	05/2018	$		1,018	ARS	20,674	0	(14)
	05/2018			63,589	BRL	210,045	0	(121)
	05/2018			12,444	TRY	48,371	0	(362)
	06/2018		IDR	232,961,096	$	16,845	0	(26)
	07/2018	$		21	COP	60,018	0	0
	08/2018		NGN	1,240,900	$	3,202	0	(163)
	08/2018	$		7,490	EGP	137,962	88	0
	09/2018		NGN	2,236,200	$	5,756	0	(264)
	10/2018			4,866,507		12,925	0	(132)
	11/2018			2,135,831		5,665	0	(26)
	11/2018	$		12,182	NGN	4,574,341	0	(25)
MSB	04/2018		ARS	183,140	$	8,867	0	(163)
	04/2018		BRL	406,520		104,752	81	(18,463)
	04/2018		EUR	3,200		3,970	26	0
	04/2018		RUB	607,563		10,661	65	0
	04/2018	$		122,306	BRL	406,520	828	0
	04/2018			43,928	JPY	4,675,700	17	0
	04/2018			10,645	RUB	607,563	0	(68)
	05/2018		RON	17,982	$	4,752	2	0
	06/2018		ARS	112,900		5,551	169	0
	06/2018		JPY	5,100		48	0	0
	06/2018		MYR	9,953		2,547	0	(28)
	07/2018	$		162,775	PLN	553,162	0	(877)
	08/2018			4,158	EGP	75,969	18	0
	09/2018		ARS	89,200	$	4,254	195	0
	09/2018	$		2,835	EGP	51,859	2	0
	10/2018		NGN	375,250	$	1,000	0	(8)
NGF	05/2018		PEN	3,306		1,026	3	0
RYL	05/2018		CZK	45,106		2,196	8	0
	05/2018	$		1,434	ARS	29,255	0	(13)
SCX	04/2018		NGN	1,243,760	$	3,314	0	(133)
	05/2018		TRY	5,455		1,345	0	(18)
	05/2018	$		283	TRY	1,118	0	(4)

32	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

March 31, 2018

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received		Unrealized Appreciation/ (Depreciation)
							Asset	Liability
	06/2018		IDR	362,281,513	$	26,127	$0	$(110)
	06/2018		NGN	467,292		1,228	0	(52)
	06/2018		SGD	180		137	0	(1)
	06/2018		THB	85,816		2,764	12	0
	06/2018	$		1,108	IDR	15,402,172	8	0
	06/2018			221,056	THB	7,009,251	3,683	0
	07/2018		EUR	500	$	608	0	(11)
	07/2018		NGN	1,037,937		2,694	0	(131)
	08/2018			2,162,300		5,586	0	(256)
	08/2018	$		1,861	EGP	34,484	35	0
	10/2018		NGN	1,699,898	$	4,518	0	(37)
	11/2018			1,037,540		2,751	0	(12)
SOG	04/2018		ARS	48,200		2,453	76	0
	04/2018		PLN	8,006		2,343	4	0
	04/2018	$		206,920	PLN	693,429	0	(4,350)
	04/2018			14,270	RUB	799,581	0	(325)
	05/2018		CLP	403,929	$	666	0	(3)
	05/2018		CZK	52,212		2,516	0	(17)
	05/2018		ILS	2,011		594	20	0
	05/2018		TRY	9,326		2,348	18	0
	05/2018	$		32,251	RUB	1,820,745	0	(676)
	05/2018			46,682	TRY	182,605	0	(1,070)
SSB	04/2018			1,442	PLN	4,927	1	(4)
	05/2018		CLP	3,067,978	$	5,061	0	(20)
TOR	04/2018		CZK	151,000		7,031	0	(289)
	04/2018	$		152,207	CZK	3,248,404	5,161	0
UAG	04/2018		BRL	283,327	$	86,047	228	0
	04/2018		JPY	4,675,700		44,520	575	0
	04/2018	$		85,242	BRL	283,327	577	0
	04/2018			61,424	PHP	3,219,838	126	0
	05/2018		EUR	600	$	740	0	(1)
	05/2018	$		84,800	BRL	280,060	0	(175)
	05/2018			44,601	JPY	4,675,700	0	(587)
	09/2018		PHP	3,219,838	$	60,626	0	(156)

Total Forward Foreign Currency Contracts							$36,701	$(57,947)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850%	05/16/2018	$ 31,500	$(29)	$(23)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	60,900	(92)	(70)
BRC	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018	20,500	(35)	(29)
CBK	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	30,400	(36)	(35)
DUB	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950	07/18/2018	24,000	(40)	(34)
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850	06/20/2018	30,200	(48)	(42)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900	06/20/2018	23,100	(33)	(27)

						$(313)	$(260)

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	33

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC USD versus RUB	RUB	54.700	03/06/2019	$ 20,100	$(281)	$(223)
HUS	Put - OTC USD versus RUB		54.700	03/06/2019	100	(2)	(1)

						$(283)	$(224)

Total Written Options						$(596)	$(484)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Peru Government International Bond	1.000%	Quarterly	09/20/2020	0.340%	$600	$(25)	$35	$10	$0
BPS	Mexico Government International Bond	1.000	Quarterly	06/20/2018	0.273	1,600	12	(9)	3	0
BRC	Egypt Government International Bond	1.000	Quarterly	06/20/2018	0.899	10,700	(50)	56	6	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2018	0.220	23,600	149	(6)	143	0
FBF	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.513	1,400	(8)	36	28	0
GST	Chile Government International Bond	1.000	Quarterly	09/20/2020	0.229	9,000	24	147	171	0
HUS	Panama Government International Bond	1.000	Quarterly	06/20/2022	0.513	6,900	(28)	165	137	0
NGF	Letras del Banco Central de la Republica Argentina	1.000	Quarterly	06/20/2018	0.899	4,700	(1)	4	3	0

							$73	$428	$501	$0

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(4)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
MYC	Floating rate equal to 3-Month TRY-LIBOR plus 0.132% based on the notional amount of currency received	Floating rate equal to 3-Month USD LIBOR based on the notional amount of currency delivered	Maturity	06/20/2020	TRY	57,987	USD	15,300	$(12)	$(854)	$0	$(866)

34	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

March 31, 2018

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
AZD	Pay	6-Month THB-THBFIX	2.220%	Semi-Annual	11/23/2020	THB	211,400	$0	$127	$127	$0
BOA	Receive	1-Year ILS-TELBOR(5)	0.285	Annual	02/16/2020	ILS	135,500	1	(39)	0	(38)
	Receive	1-Year ILS-TELBOR(5)	0.370	Annual	06/20/2020		88,300	0	(26)	0	(26)
	Pay	1-Year ILS-TELBOR	1.963	Annual	02/16/2028		28,700	(2)	221	219	0
	Pay	1-Year ILS-TELBOR(5)	1.998	Annual	06/20/2028		18,500	0	102	102	0
	Pay	3-Month COP-IBR Compounded-OIS	5.310	Quarterly	08/29/2019	COP	2,970,000	0	16	16	0
	Pay	6-Month THB-THBFIX	3.320	Semi-Annual	11/12/2018	THB	85,000	0	55	55	0
	Pay	6-Month THB-THBFIX	3.390	Semi-Annual	11/13/2018		81,000	0	54	54	0
	Pay	6-Month THB-THBFIX	3.320	Semi-Annual	07/27/2020		1,382,300	0	1,971	1,971	0
BPS	Pay	6-Month THB-THBFIX	3.480	Semi-Annual	01/14/2021		456,100	0	816	816	0
	Pay	6-Month THB-THBFIX	3.415	Semi-Annual	01/21/2021		291,760	(1)	500	499	0
	Pay	6-Month THB-THBFIX	3.385	Semi-Annual	01/23/2021		266,600	(1)	453	452	0
BRC	Receive	1-Year ILS-TELBOR(5)	0.374	Annual	06/20/2020	ILS	214,300	0	(69)	0	(69)
	Pay	1-Year ILS-TELBOR(5)	1.950	Annual	06/20/2028		46,200	0	197	197	0
CBK	Pay	3-Month COP-IBR Compounded-OIS	4.840	Quarterly	03/22/2021	COP	24,025,600	0	3	3	0
	Pay	6-Month CLP-CHILIBOR	3.650	Semi-Annual	11/14/2023	CLP	326,700	0	(1)	0	(1)
	Pay	6-Month THB-THBFIX	2.190	Semi-Annual	11/23/2020	THB	124,600	0	72	72	0
	Pay	6-Month THB-THBFIX	3.520	Semi-Annual	01/13/2021		36,700	0	67	67	0
	Pay	6-Month THB-THBFIX	3.410	Semi-Annual	01/15/2021		177,700	0	306	306	0
	Pay	6-Month THB-THBFIX	3.420	Semi-Annual	01/17/2021		483,840	0	839	839	0
	Pay	6-Month THB-THBFIX	2.625	Semi-Annual	07/27/2025		729,100	(3)	819	816	0
	Pay	6-Month THB-THBFIX	2.810	Semi-Annual	09/23/2025		294,600	0	432	432	0
DUB	Receive	1-Year ILS-TELBOR	0.414	Annual	06/20/2020	ILS	89,200	0	(49)	0	(49)
	Pay	1-Year ILS-TELBOR(5)	2.100	Annual	06/20/2028		18,800	0	155	155	0
	Pay	3-Month COP-IBR Compounded-OIS	5.320	Quarterly	03/17/2020	COP	23,430,000	0	130	130	0
	Pay	3-Month COP-IBR Compounded-OIS	4.910	Quarterly	03/16/2021		94,278,300	0	85	85	0
	Receive	3-Month COP-IBR Compounded-OIS	6.445	Quarterly	07/01/2025		22,000,000	0	(422)	0	(422)
	Pay	6-Month THB-THBFIX	3.350	Semi-Annual	11/08/2018	THB	99,000	(1)	65	64	0
	Pay	6-Month THB-THBFIX	3.340	Semi-Annual	11/11/2018		73,000	0	48	48	0
	Pay	6-Month THB-THBFIX	3.370	Semi-Annual	11/14/2018		81,000	0	54	54	0
	Pay	6-Month THB-THBFIX	2.175	Semi-Annual	01/29/2020		38,900	0	18	18	0
	Pay	6-Month THB-THBFIX	2.015	Semi-Annual	08/17/2020		194,000	0	83	83	0
	Pay	6-Month THB-THBFIX	2.200	Semi-Annual	11/23/2020		90,600	0	53	53	0
	Pay	6-Month THB-THBFIX	3.410	Semi-Annual	01/15/2021		126,900	0	219	219	0
	Pay	6-Month THB-THBFIX	3.410	Semi-Annual	01/21/2021		255,630	(1)	437	436	0
	Pay	6-Month THB-THBFIX	3.390	Semi-Annual	01/23/2021		236,600	(1)	403	402	0
	Pay	6-Month THB-THBFIX	1.930	Semi-Annual	02/26/2021		31,300	0	10	10	0
	Pay	6-Month THB-THBFIX	2.580	Semi-Annual	01/29/2025		19,300	0	20	20	0
	Pay	6-Month THB-THBFIX	2.580	Semi-Annual	10/19/2025		162,100	0	181	181	0
FBF	Pay	6-Month THB-THBFIX	2.023	Semi-Annual	08/17/2020		27,000	0	12	12	0
	Pay	6-Month THB-THBFIX	2.780	Semi-Annual	09/23/2025		50,980	0	71	71	0
GLM	Receive	1-Year ILS-TELBOR	0.290	Annual	02/16/2020	ILS	278,500	2	(89)	0	(87)
	Receive	1-Year ILS-TELBOR	0.270	Annual	03/21/2020		179,600	0	(15)	0	(15)
	Receive	1-Year ILS-TELBOR(5)	0.370	Annual	06/20/2020		178,100	13	(66)	0	(53)
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		58,500	(4)	463	459	0
	Pay	1-Year ILS-TELBOR	1.883	Annual	03/21/2028		37,800	0	178	178	0
	Pay	1-Year ILS-TELBOR(5)	1.998	Annual	06/20/2028		38,100	0	211	211	0
	Pay	3-Month COP-IBR Compounded-OIS	6.200	Quarterly	03/21/2024	COP	16,490,000	0	247	247	0
	Pay	3-Month COP-IBR Compounded-OIS	6.120	Quarterly	10/16/2024		26,001,500	(3)	356	353	0
	Pay	6-Month CLP-CHILIBOR	3.455	Semi-Annual	06/02/2022	CLP	12,855,400	0	16	16	0
	Pay	6-Month CLP-CHILIBOR	3.535	Semi-Annual	11/14/2022		5,515,400	0	9	9	0
	Pay	6-Month CLP-CHILIBOR	4.095	Semi-Annual	06/01/2027		15,023,700	0	15	15	0
GST	Receive	6-Month HUF-BBR	0.830	Annual	12/21/2020	HUF	10,610,500	17	(545)	0	(528)
HUS	Receive	1-Year ILS-TELBOR(5)	0.370	Annual	06/20/2020	ILS	93,400	0	(28)	0	(28)
	Pay	1-Year ILS-TELBOR(5)	1.998	Annual	06/20/2028		20,000	1	110	111	0
	Pay	3-Month COP-IBR Compounded-OIS	6.200	Quarterly	03/21/2024	COP	30,644,600	0	459	459	0
	Pay	6-Month THB-THBFIX	2.260	Semi-Annual	12/18/2019	THB	903,500	(2)	475	473	0
	Pay	6-Month THB-THBFIX	2.123	Semi-Annual	01/28/2020		221,900	0	96	96	0
	Pay	6-Month THB-THBFIX	2.040	Semi-Annual	08/17/2020		743,000	0	333	333	0
	Pay	6-Month THB-THBFIX	2.505	Semi-Annual	01/28/2025		389,100	(1)	345	344	0
	Pay	6-Month THB-THBFIX	2.545	Semi-Annual	01/26/2027		426,000	0	355	355	0

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	35

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
JPM	Receive	1-Year ILS-TELBOR(5)	0.420%	Annual	06/20/2020	ILS	78,300	$0	$(46)	$0	$(46)
	Pay	1-Year ILS-TELBOR(5)	2.078	Annual	06/20/2028		17,000	0	131	131	0
	Pay	3-Month COP-IBR Compounded-OIS	5.220	Quarterly	03/13/2019	COP	5,000,000	0	19	19	0
	Pay	3-Month COP-IBR Compounded-OIS	5.230	Quarterly	05/28/2020		28,690,000	0	143	143	0
	Pay	3-Month COP-IBR Compounded-OIS	4.840	Quarterly	03/22/2021		51,628,600	0	6	6	0
	Receive	6-Month HUF-BBR	0.830	Annual	12/21/2020	HUF	10,610,300	0	(528)	0	(528)
	Pay	6-Month THB-THBFIX	3.320	Semi-Annual	07/29/2020	THB	413,900	(4)	594	590	0
	Pay	6-Month THB-THBFIX	2.025	Semi-Annual	02/24/2023		183,000	0	44	44	0
MYC	Pay	3-Month COP-IBR Compounded-OIS	4.795	Quarterly	03/03/2020	COP	28,095,000	0	58	58	0

								$10	$11,834	$13,734	$(1,890)

Total Swap Agreements								$71	$11,408	$14,235	$(2,756)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$0	$0	$127	$127	$0	$0	$0	$0	$127	$(140)	$(13)
BOA	2,164	0	2,427	4,591	(4,084)	(23)	(64)	(4,171)	420	1,004	1,424
BPS	1,426	0	1,770	3,196	(1,398)	(70)	0	(1,468)	1,728	(2,000)	(272)
BRC	0	0	346	346	(108)	(29)	(69)	(206)	140	(380)	(240)
CBK	12,284	0	2,535	14,819	(4,539)	(258)	(1)	(4,798)	10,021	(6,709)	3,312
DUB	600	0	1,958	2,558	(660)	(34)	(471)	(1,165)	1,393	(2,040)	(647)
FBF	418	0	111	529	(898)	0	0	(898)	(369)	1,061	692
GLM	922	0	1,488	2,410	(1,530)	0	(155)	(1,685)	725	(880)	(155)
GST	0	0	171	171	0	(42)	(528)	(570)	(399)	298	(101)
HUS	1,713	0	2,308	4,021	(2,037)	(1)	(28)	(2,066)	1,955	(2,840)	(885)
IND	33	0	0	33	(270)	0	0	(270)	(237)	449	212
JPM	5,203	0	933	6,136	(14,365)	(27)	(574)	(14,966)	(8,830)	8,968	138
MSB	1,403	0	0	1,403	(19,607)	0	0	(19,607)	(18,204)	17,063	(1,141)
MYC	0	0	58	58	0	0	(866)	(866)	(808)	(114)	(922)
NGF	3	0	3	6	0	0	0	0	6	0	6
RYL	8	0	0	8	(13)	0	0	(13)	(5)	(40)	(45)
SCX	3,738	0	0	3,738	(765)	0	0	(765)	2,973	(3,170)	(197)
SOG	118	0	0	118	(6,441)	0	0	(6,441)	(6,323)	6,948	625
SSB	1	0	0	1	(24)	0	0	(24)	(23)	0	(23)
TOR	5,161	0	0	5,161	(289)	0	0	(289)	4,872	(5,200)	(328)
UAG	1,506	0	0	1,506	(919)	0	0	(919)	587	(10)	577

Total Over the Counter	$36,701	$0	$14,235	$50,936	$(57,947)	$ (484)	$(2,756)	$(61,187)

(m)	Securities with an aggregate market value of $35,808 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular

36	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

March 31, 2018

referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(5)	The underlying instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$530	$530
Swap Agreements	0	0	0	0	2,599	2,599

	$0	$0	$0	$0	$3,129	$3,129

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$36,701	$0	$36,701
Swap Agreements	0	501	0	0	13,734	14,235

	$0	$501	$0	$36,701	$13,734	$50,936

	$0	$501	$0	$36,701	$16,863	$54,065

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$63	$63
Futures	0	0	0	0	36	36
Swap Agreements	0	0	0	0	1,432	1,432

	$0	$0	$0	$0	$1,531	$1,531

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$57,947	$0	$57,947
Written Options	0	260	0	224	0	484
Swap Agreements	0	0	0	866	1,890	2,756

	$0	$260	$0	$59,037	$1,890	$61,187

	$0	$260	$0	$59,037	$3,421	$62,718

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	37

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$559	$559
Written Options	0	0	0	0	313	313
Futures	0	0	0	0	(184)	(184)
Swap Agreements	0	13	0	0	28,977	28,990

	$0	$13	$0	$0	$29,665	$29,678

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$128,206	$0	$128,206
Purchased Options	0	0	0	35	0	35
Written Options	0	0	0	5,967	291	6,258
Swap Agreements	0	281	0	0	5,134	5,415

	$0	$281	$0	$134,208	$5,425	$139,914

	$0	$294	$0	$134,208	$35,090	$169,592

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(8)	$(8)
Futures	0	0	0	0	1,736	1,736
Swap Agreements	0	1	0	0	2,836	2,837

	$0	$1	$0	$0	$4,564	$4,565

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(32,434)	$0	$(32,434)
Purchased Options	0	0	0	0	(5)	(5)
Written Options	0	53	0	(2,275)	(284)	(2,506)
Swap Agreements	0	745	0	(853)	4,471	4,363

	$0	$798	$0	$(35,562)	$4,182	$(30,582)

	$0	$799	$0	$(35,562)	$8,746	$(26,017)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$78,395	$0	$78,395
Brazil
Corporate Bonds & Notes	0	37,513	0	37,513
Loan Participations and Assignments	0	0	22,729	22,729
Sovereign Issues	0	250,577	0	250,577
Canada
Corporate Bonds & Notes	0	15,017	0	15,017
Cayman Islands
Corporate Bonds & Notes	0	6,381	0	6,381

38	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

March 31, 2018

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Chile
Sovereign Issues	$0	$67,244	$0	$67,244
Colombia
Corporate Bonds & Notes	0	47,618	0	47,618
Sovereign Issues	0	168,044	0	168,044
Czech Republic
Sovereign Issues	0	30,766	0	30,766
Dominican Republic
Sovereign Issues	0	10,908	0	10,908
Germany
Corporate Bonds & Notes	0	146,235	0	146,235
Sovereign Issues	0	1,600	0	1,600
Hungary
Sovereign Issues	0	117,688	0	117,688
Indonesia
Corporate Bonds & Notes	0	9,848	0	9,848
Sovereign Issues	0	105,471	0	105,471
Ireland
Corporate Bonds & Notes	0	34,000	0	34,000
Israel
Corporate Bonds & Notes	0	3,417	0	3,417
Italy
Sovereign Issues	0	739	0	739
Kazakhstan
Corporate Bonds & Notes	0	7,716	0	7,716
Luxembourg
Corporate Bonds & Notes	0	10,733	0	10,733
Malaysia
Sovereign Issues	0	173,905	0	173,905
Mexico
Corporate Bonds & Notes	0	74,376	215	74,591
Sovereign Issues	0	12,098	0	12,098
Netherlands
Asset-Backed Securities	0	493	0	493
Corporate Bonds & Notes	0	379	0	379
Loan Participations and Assignments	0	0	10,444	10,444
Peru
Corporate Bonds & Notes	0	21,028	0	21,028
Sovereign Issues	0	114,829	0	114,829
Philippines
Sovereign Issues	0	32,681	0	32,681
Poland
Sovereign Issues	0	278,653	0	278,653
Romania
Sovereign Issues	0	75,576	0	75,576
Russia
Sovereign Issues	0	251,218	0	251,218
South Africa
Corporate Bonds & Notes	0	9,534	0	9,534
Sovereign Issues	0	477,002	0	477,002
South Korea
Sovereign Issues	0	5,329	0	5,329
Spain
Sovereign Issues	0	7,389	0	7,389
Sri Lanka
Sovereign Issues	0	10,547	0	10,547
Supranational
Corporate Bonds & Notes	0	57,241	0	57,241

See Accompanying Notes	ANNUAL REPORT	MARCH 31, 2018	39

Schedule of Investments PIMCO Emerging Local Bond Fund (Cont.)

March 31, 2018

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Thailand
Sovereign Issues	$0	$49,694	$0	$49,694
Turkey
Sovereign Issues	0	277,102	0	277,102
Ukraine
Sovereign Issues	0	13,566	0	13,566
United Kingdom
Non-Agency Mortgage-Backed Securities	0	16,764	0	16,764
United States
Asset-Backed Securities	0	40,049	0	40,049
Corporate Bonds & Notes	0	92,362	0	92,362
Non-Agency Mortgage-Backed Securities	0	30,084	0	30,084
U.S. Government Agencies	0	232,625	0	232,625
U.S. Treasury Obligations	0	727	0	727
Uruguay
Sovereign Issues	0	13,364	0	13,364
Short-Term Instruments
Repurchase Agreements	0	22,098	0	22,098
Short-Term Notes	0	179,524	0	179,524
Argentina Treasury Bills	0	32,382	0	32,382
Czech Republic Treasury Bills	0	14,247	0	14,247
Egypt Treasury Bills	0	75,648	0	75,648
ESM Treasury Bills	0	123	0	123
France Treasury Bills	0	1,477	0	1,477
Greece Treasury Bills	0	8,108	0	8,108
Italy Treasury Bills	0	2,093	0	2,093
Japan Treasury Bills	0	12,011	0	12,011
Malaysia Treasury Bills	0	62,963	0	62,963
Nigeria Treasury Bills	0	64,621	0	64,621
U.S. Treasury Bills	0	61,690	0	61,690
	$0	$4,055,510	$33,388	$4,088,898

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$366,153	$0	$0	$366,153

Total Investments	$366,153	$4,055,510	$33,388	$4,455,051
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,202)	$0	$(3,202)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	530	2,599	0	3,129
Over the counter	0	50,936	0	50,936
	$530	$53,535	$0	$54,065

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(36)	(1,495)	0	(1,531)
Over the counter	0	(61,187)	0	(61,187)
	$(36)	$(62,682)	$0	$(62,718)

Total Financial Derivative Instruments	$494	$(9,147)	$0	$(8,653)

Totals	$366,647	$4,043,161	$33,388	$4,443,196

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

40	PIMCO EMERGING LOCAL BOND FUND	See Accompanying Notes

Notes to Financial Statements

March 31, 2018

1. ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class, Class A and Class C shares of the PIMCO Emerging Local Bond Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

On March 23, 2018, PIMCO processed an automatic conversion of all Class D shares of the Fund into Class A shares of the Fund. Shareholders of Class D received Class A shares of equal value to their outstanding shares of Class D as of March 23, 2018. The conversion was tax-free and shareholders did not have to pay any sales charge, fee or other charge in connection with the conversion.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

ANNUAL REPORT	MARCH 31, 2018	41

Notes to Financial Statements (Cont.)

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

42	PIMCO EMERGING LOCAL BOND FUND

March 31, 2018

If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05, which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The

ANNUAL REPORT	MARCH 31, 2018	43

Notes to Financial Statements (Cont.)

compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund has adopted the ASU. The implementation of the ASU did not have an impact on the Fund’s financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of the Fund’s shares is based on the Fund’s NAV. The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Adviser to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or

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securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

ANNUAL REPORT	MARCH 31, 2018	45

Notes to Financial Statements (Cont.)

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are

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observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral

ANNUAL REPORT	MARCH 31, 2018	47

Notes to Financial Statements (Cont.)

performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

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Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the affiliated Fund for the period ended March 31, 2018 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2018	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$67,202	$2,432,544	$(2,133,500)	$(106)	$13	$366,153	$2,744	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond

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Notes to Financial Statements (Cont.)

principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loan Participations, Assignments and Originations  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. As of March 31, 2018, the Fund had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the

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effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities  (“PIKs”) may give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statement of Assets and Liabilities.

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Notes to Financial Statements (Cont.)

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund at March 31, 2018 are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

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(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Short Sales  Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

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Notes to Financial Statements (Cont.)

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial

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derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions  may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at

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Notes to Financial Statements (Cont.)

specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the

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meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Asset Swap Agreements  convert the cash flows from an underlying security from fixed coupon to floating coupon, floating coupon to fixed coupon, or from one currency to another. The terms and conditions of the asset swap are the same as for an interest rate swap. However, an asset swap is unique in that one interest payment is tied to cash flows from an investment, such as corporate bonds or sovereign issues. The other payment is typically tied to an alternative index, such as a floating rate or a rate denominated in a different currency.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are

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Notes to Financial Statements (Cont.)

estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter

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into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL RISKS

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

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Notes to Financial Statements (Cont.)

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

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Real Estate Risk  is the risk that the Fund’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Issuer Non-Diversification Risk  is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of

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Notes to Financial Statements (Cont.)

Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have

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a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class P	Administrative Class	Class A	Class C
0.45%	0.45%	0.55%	0.45%	0.60%	0.60%

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

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Notes to Financial Statements (Cont.)

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class C	0.75%	0.25%

	Distribution and/or Servicing Fee
Administrative Class	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund. For the period ended March 31, 2018, the Distributor retained $8,573,595 representing commissions (sales charges) and contingent deferred sales charges from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) the costs of borrowing money, including interest expense; (iv) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (v) extraordinary expense, including costs of litigation and indemnification expenses; (vi) organizational expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

64	PIMCO EMERGING LOCAL BOND FUND

March 31, 2018

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $152,300, plus $15,750 for each Board meeting attended in person, $775 ($2,025 in the case of the audit committee chair with respect to audit committee meetings) for each committee meeting attended and $1,500 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $18,000 and each other committee chair receives an additional annual retainer of $4,500. Each Trustee, other than the Trustees affiliated with PIMCO, or its affiliates, receives $775 for each Valuation Oversight Committee meeting attended. In addition, the Valuation Oversight Committee co-leads together receive an additional retainer of $11,500, which amount is divided evenly among the co-leads so that each individually receives an additional annual retainer of $5,750. The Lead Independent Trustee receives an annual retainer of $13,000.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets except PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. At March 31, 2018, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2018, the Fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Purchases	Sales
$21,034	$174,728

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL REPORT	MARCH 31, 2018	65

Notes to Financial Statements (Cont.)

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2018, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$781,549	$550,231	$1,760,721	$1,998,470

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 03/31/2018				Year Ended 03/31/2017
	Shares		Amount		Shares	Amount

Receipts for shares sold
Institutional Class	106,760		$811,015		84,999	$617,563
Class P	8,620		66,496		5,094	37,249
Administrative Class	131		1,003		184	1,352
Class D	1,390		10,673		2,118	15,477
Class A	7,959	(a)	61,235	(a)	2,773	20,164
Class C	499		3,816		373	2,728

66	PIMCO EMERGING LOCAL BOND FUND

March 31, 2018

	Year Ended 03/31/2018				Year Ended 03/31/2017
	Shares		Amount		Shares	Amount

Issued as reinvestment of distributions
Institutional Class	30,502		$232,208		30,364	$219,934
Class P	463		3,528		578	4,191
Administrative Class	48		361		67	484
Class D	226		1,716		222	1,604
Class A	334		2,549		280	2,029
Class C	111		846		113	821

Cost of shares redeemed
Institutional Class	(129,819)		(987,051)		(274,493)	(1,964,587)
Class P	(5,620)		(42,540)		(11,161)	(81,129)
Administrative Class	(832)		(6,396)		(297)	(2,154)
Class D	(6,144	)(a)	(47,500	)(a)	(1,981)	(14,211)
Class A	(2,465)		(18,783)		(4,163)	(30,059)
Class C	(953)		(7,211)		(980)	(7,031)
Net increase (decrease) resulting from Fund share transactions	11,210		$85,965		(165,910)	$(1,175,575)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	On March 23, 2018, 4,465 Class D shares in the amount of $34,752 converted into Class A shares of the Fund.

As of March 31, 2018, two shareholders each owned 10% or more of the Fund’s total outstanding shares comprising 44% of the Fund. Both shareholders are related parties of the Fund. Related parties may include, but are not limited to, the investment advisor and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2018, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations,

ANNUAL REPORT	MARCH 31, 2018	67

Notes to Financial Statements (Cont.)

which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of March 31, 2018, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences (3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)
PIMCO Emerging Local Bond Fund	$0	$0	$(248,087)	$(1,774)	$(209,404)	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on swap contracts, straddle loss deferrals, and Lehman securities.

(3)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for distributions payable at fiscal year-end and organizational costs.

(4)	Capital losses available to offset future net capital gains expire in varying amounts as shown below.
(5)	Capital losses realized during the period November 1, 2017 through March 31, 2018 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.
(6)	Specified losses realized during the period November 1, 2017 through March 31, 2018 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considereed all short-term under previous law.

As of March 31, 2018, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term
PIMCO Emerging Local Bond Fund	$99,353	$110,051

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of March 31, 2018, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)
PIMCO Emerging Local Bond Fund	$4,736,464	$276,387	$(525,569)	$(249,182)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) on investments are attributable to open wash sale loss deferrals, unrealized gain or loss on certain futures, options, and forward contracts, realized and unrealized gain (loss) swap contracts, straddle loss deferrals, and Lehman securities.

68	PIMCO EMERGING LOCAL BOND FUND

March 31, 2018

For the fiscal years ended March 31, 2018 and March 31, 2017, respectively, the Fund made the following tax basis distributions (amounts in thousands†):

	March 31, 2018			March 31, 2017
	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital (9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)
PIMCO Emerging Local Bond Fund	$163,319	$0	$92,010	$20	$0	$239,708

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

16. SUBSEQUENT EVENTS

On February 13, 2018, the Board approved a proposal to change the name of Class P for all Funds of the Trust that offer such class to I-2. The name change occurred on April 27, 2018.

There were no other subsequent events identified that require recognition or disclosure.

ANNUAL REPORT	MARCH 31, 2018	69

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO Emerging Local Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PIMCO Emerging Local Bond Fund (one of the funds constituting PIMCO Funds, referred to hereafter as the “Fund”) as of March 31, 2018, the related statement of operations for the year ended March 31, 2018, the statement of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2018 and the financial highlights for each of the five years in the period ended March 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 24, 2018

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

70	PIMCO EMERGING LOCAL BOND FUND

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	IND	Crédit Agricole Corporate and Investment Bank S.A.
BOA	Bank of America N.A.	JPM	JP Morgan Chase Bank N.A.
BPS	BNP Paribas S.A.	MSB	Morgan Stanley Bank, N.A
BRC	Barclays Bank PLC	MYC	Morgan Stanley Capital Services, Inc.
CBK	Citibank N.A.	NGF	Nomura Global Financial Products, Inc.
DUB	Deutsche Bank AG	RYL	Royal Bank of Scotland Group PLC
FBF	Credit Suisse International	SCX	Standard Chartered Bank
FICC	Fixed Income Clearing Corporation	SOG	Societe Generale
GLM	Goldman Sachs Bank USA	SSB	State Street Bank and Trust Co.
GST	Goldman Sachs International	TOR	Toronto Dominion Bank
HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford

Currency Abbreviations:
ARS	Argentine Peso	MXN	Mexican Peso
AUD	Australian Dollar	MYR	Malaysian Ringgit
BRL	Brazilian Real	NGN	Nigerian Naira
CLP	Chilean Peso	PEN	Peruvian New Sol
CNH	Chinese Renminbi (Offshore)	PHP	Philippine Peso
COP	Colombian Peso	PLN	Polish Zloty
CZK	Czech Koruna	RON	Romanian New Leu
DOP	Dominican Peso	RUB	Russian Ruble
EGP	Egyptian Pound	SGD	Singapore Dollar
EUR	Euro	THB	Thai Baht
GBP	British Pound	TRY	Turkish New Lira
HUF	Hungarian Forint	TWD	Taiwanese Dollar
IDR	Indonesian Rupiah	USD (or $)	United States Dollar
ILS	Israeli Shekel	UYU	Uruguayan Peso
JPY	Japanese Yen	ZAR	South African Rand
KRW	South Korean Won

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	LIBOR01M	1 Month USD-LIBOR
BADLARPP	Argentina Badlar Floating Rate Notes	LIBOR03M	3 Month USD-LIBOR
CDX.IG	Credit Derivatives Index - Investment Grade	US0001M	1 Month USD Swap Rate
EUR003M	3 Month EUR Swap Rate	US0003M	3 Month USD Swap Rate
IBR	Indicador Bancario de Referencia	US0006M	6 Month USD Swap Rate

Other Abbreviations:
ABS	Asset-Backed Security	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.
ALT	Alternate Loan Trust	OIS	Overnight Index Swap
BBR	Bank Bill Rate	PIK	Payment-in-Kind
CDI	Brazil Interbank Deposit Rate	PRIBOR	Prague Interbank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	TBD%	Interest rate to be determined when loan settles
ESM	European Stability Mechanism	TELBOR	Tel Aviv Inter-Bank Offered Rate
EURIBOR	Euro Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
JIBAR	Johannesburg Interbank Agreed Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
JSC	Joint Stock Company	WIBOR	Warsaw Interbank Offered Rate
LIBOR	London Interbank Offered Rate	TELBOR	Prague Interbank Offered Rate

ANNUAL REPORT	MARCH 31, 2018	71

Federal Income Tax Information

(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of the following Fund’s Fiscal 2018 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below:

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2018 was designated as ‘qualified dividend income’ as defined in the Act subject to reduced tax rates in 2018:

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2018 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction%	Qualified Dividend Income%	Qualified Interest Income (000s†)	Qualified Short-Term Capital Gain (000s†)
PIMCO Emerging Local Bond Fund	0.00%	0.00%	$3,805	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2019, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2018.

72	PIMCO EMERGING LOCAL BOND FUND

Management of the Trust

(Unaudited)

The charts below identify the Trustees and executive officers of the Trust. Unless otherwise indicated, the address of all persons below is 650 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees and Officers. To request a free copy, call PIMCO at (888) 87-PIMCO or visit the Funds’ website at www.pimco.com.

Name, Year of Birth and Position Held with Trust*	Term of Office and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Public Company and Investment Company Directorships Held by Trustee During the Past 5 Years
Interested Trustees[1]
Brent R. Harris (1959) Chairman of the Board and Trustee	02/1992 to present	Managing Director, PIMCO. Formerly, member of Executive Committee, PIMCO.	162	Chairman and Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT; Director, StocksPLUS® Management, Inc; and member of Board of Governors, Investment Company Institute.
Peter G. Strelow (1970) Trustee	05/2017 to present	Managing Director and Co-Chief Operating Officer, PIMCO. Formerly, Chief Administrative Officer, PIMCO.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
Independent Trustees
George E. Borst (1948) Trustee	04/2015 to present	Executive Advisor, McKinsey & Company (since 10/14); Formerly, Executive Advisor, Toyota Financial Services (10/13-12/14); and CEO, Toyota Financial Services (1/01-9/13).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, MarineMax Inc.
Jennifer Holden Dunbar (1963) Trustee	04/2015 to present	Managing Director, Dunbar Partners, LLC (business consulting and investments). Formerly, Partner, Leonard Green & Partners, L.P.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT; Director, PS Business Parks; Director, Big 5 Sporting Goods Corporation.
Kym M. Hubbard (1957) Trustee	02/2017 to present	Formerly, Global Head of Investments, Chief Investment Officer and Treasurer, Ernst & Young.	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Director, State Auto Financial Corporation.
Gary F. Kennedy (1955) Trustee	04/2015 to present	Formerly, Senior Vice President, General Counsel and Chief Compliance Officer, American Airlines and AMR Corporation (now American Airlines Group) (1/03-1/14).	141	Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust.
Peter B. McCarthy (1950) Trustee	04/2015 to present	Formerly, Assistant Secretary and Chief Financial Officer, United States Department of Treasury; Deputy Managing Director, Institute of International Finance.	162	Trustee, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Ronald C. Parker (1951) Lead Independent Trustee	07/2009 to present Lead Independent Trustee - 02/2017 to present	Director of Roseburg Forest Products Company. Formerly, Chairman of the Board, The Ford Family Foundation; and President, Chief Executive Officer, Hampton Affiliates (forestry products).	162	Lead Independent Trustee, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Trustee, PIMCO Equity Series and PIMCO Equity Series VIT.

*	Unless otherwise noted, the information for the individuals listed is as of March 31, 2018.
[1]	Mr. Harris and Mr. Strelow are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.
†	Trustees serve until their successors are duly elected and qualified.

ANNUAL REPORT	MARCH 31, 2018	73

Management of the Trust (Cont.)

Executive Officers

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
Peter G. Strelow (1970) President	01/2015 to present Senior Vice President 11/2013 to 01/2015 Vice President 05/2008 to 11/2013	Managing Director and Co-Chief Operating Officer, PIMCO. President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Chief Administrative Officer, PIMCO.
David C. Flattum (1964) Chief Legal Officer	11/2006 to present	Managing Director and General Counsel, PIMCO. Chief Legal Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Asset Management of America L.P.
Jennifer E. Durham (1970) Chief Compliance Officer	07/2004 to present	Managing Director and Chief Compliance Officer, PIMCO. Chief Compliance Officer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Brent R. Harris (1959) Senior Vice President	01/2015 to present President 03/2009 to 01/2015	Managing Director, PIMCO. Senior Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Formerly, member of Executive Committee, PIMCO.
Joshua D. Ratner (1976)** Vice President - Senior Counsel, Secretary	11/2013 to present Assistant Secretary 10/2007 to 01/2011	Executive Vice President and Deputy General Counsel, PIMCO. Chief Legal Officer, PIMCO Investments LLC. Vice President - Senior Counsel, Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT. Vice President, Secretary and Chief Legal Officer, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Ryan G. Leshaw (1980) Assistant Secretary	05/2012 to present	Senior Vice President and Senior Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Associate, Willkie Farr & Gallagher LLP.
Wu-Kwan Kit (1981) Assistant Secretary	08/2017 to present	Vice President and Counsel, PIMCO. Assistant Secretary, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Assistant General Counsel, VanEck Associates Corp.
Stacie D. Anctil (1969) Vice President	05/2015 to present Assistant Treasurer 11/2003 to 05/2015	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
William G. Galipeau (1974) Vice President	11/2013 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Eric D. Johnson (1970)** Vice President	05/2011 to present	Executive Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Henrik P. Larsen (1970) Vice President	02/1999 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Bijal Y. Parikh (1978) Vice President	02/2017 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Greggory S. Wolf (1970) Vice President	05/2011 to present	Senior Vice President, PIMCO. Vice President, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT.
Trent W. Walker (1974) Treasurer	11/2013 to present Assistant Treasurer 05/2007 to 11/2013	Executive Vice President, PIMCO. Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.

74	PIMCO EMERGING LOCAL BOND FUND

(Unaudited)

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
Erik C. Brown (1967) Assistant Treasurer	02/2001 to present	Executive Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Colleen D. Miller (1980)** Assistant Treasurer	02/2017 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Vice President Cohen & Steers Capital Management.
Christopher M. Morin (1980) Assistant Treasurer	08/2016 to present	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds.
Jason J. Nagler (1982)** Assistant Treasurer	05/2015 to present	Vice President, PIMCO. Assistant Treasurer, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, PIMCO-Sponsored Interval Funds and PIMCO-Sponsored Closed-End Funds. Formerly, Head of Mutual Fund Reporting, GMO and Assistant Treasurer, GMO Trust and GMO Series Trust Funds.

*

The term “PIMCO-Sponsored Closed-End Funds” as used herein includes: PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PCM Fund Inc., PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO Dynamic Credit and Mortgage Income Fund, PIMCO Dynamic Income Fund, PIMCO Global StocksPLUS® & Income Fund, PIMCO High Income Fund, PIMCO Income Opportunity Fund, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II and PIMCO Strategic Income Fund, Inc.; the term “PIMCO-Sponsored Interval Funds” as used herein includes: PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund.

**	The address of these officers is Pacific Investment Management Company LLC, 1633 Broadway, New York, New York 10019.

ANNUAL REPORT	MARCH 31, 2018	75

Privacy Policy1

The Funds2,3 consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ non-public personal information. The Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers or sub-advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial advisor or consultant, and/or from information captured on applicable websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any non-public personal information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds or their affiliates may also retain non-affiliated companies to market Fund shares or products which use Fund shares and enter into joint marketing arrangements with them and other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm and/or financial advisor or consultant.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal or account information to non-affiliated third parties in limited circumstances where the Funds believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect their rights or property, or upon reasonable request by any fund advised by PIMCO in which a shareholder has invested. In addition, the Funds may disclose information about a shareholder or a shareholder’s accounts to a non-affiliated third party at the shareholder’s request or with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing shareholders’ accounts, and subject to applicable law may provide shareholders with information about products and services that the Funds or their Advisers, distributors or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds may share may include, for example, a shareholder’s participation in the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), information about the Funds’ experiences or transactions with a shareholder, information captured on applicable websites, or other data about a shareholder’s accounts, subject

76	PIMCO EMERGING LOCAL BOND FUND

(Unaudited)

to applicable law. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have implemented procedures that are designed to restrict access to a shareholder’s non-public personal information to internal personnel who need to know that information to perform their jobs, such as servicing shareholder accounts or notifying shareholders of new products or services. Physical, electronic and procedural safeguards are in place to guard a shareholder’s non-public personal information.

Information Collected from Websites

Websites maintained by the Funds or their service providers may use a variety of technologies to collect information that help the Funds and their service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. In addition, the Funds or their Service Affiliates may use third parties to place advertisements for the Funds on other websites, including banner advertisements. Such third parties may collect anonymous information through the use of cookies or action tags (such as web beacons). The information these third parties collect is generally limited to technical and web navigation information, such as your IP address, web pages visited and browser type, and does not include personally identifiable information such as name, address, phone number or email address. If you are a registered user of the Funds’ website, the Funds or their service providers or third party firms engaged by the Funds or their service providers may collect or share information submitted by you, which may include personally identifiable information. This information can be useful to the Funds when assessing and offering services and website features. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. The Funds do not look for web browser “do not track” requests.

Changes to the Privacy Policy

From time to time, the Funds may update or revise this privacy policy. If there are changes to the terms of this privacy policy, documents containing the revised policy on the relevant website will be updated.

1 Amended as of February 14, 2017.

2 PIMCO Investments LLC (“PI”) serves as the Funds’ distributor. This Privacy Policy applies to the activities of PI to the extent that PI regularly effects or engages in transactions with or for a Fund shareholder who is the record owner of such shares. For purposes of this Privacy Policy, references to “the Funds” shall include PI when acting in this capacity.

3 When distributing this Policy, a Fund may combine the distribution with any similar distribution of its investment adviser’s privacy policy. The distributed, combined policy may be written in the first person (i.e., by using “we” instead of “the Funds”).

ANNUAL REPORT	MARCH 31, 2018	77

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

DST Asset Manager Solutions, Inc.

Institutional Class, Class P, Administrative Class

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

DST Asset Manager Solutions, Inc.

Class A, Class C, Class R

P.O. Box 55060

Boston, MA 02205-5060

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PF3011AR_033118

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the principal executive officer or principal financial officer during the period covered by this report.

A copy of the Code is included as an exhibit to this report.

Item 3.	Audit Committee Financial Expert.

(a)	The Board of Trustees has determined that Ronald C. Parker, who serves on the Board’s audit committee, qualifies as an “audit committee financial expert” as such term is defined in the instructions to this Item 3. The Board has also determined that Mr. Parker is “independent” as such term is interpreted under this Item 3.

Item 4.	Principal Accountant Fees and Services.

(a)	Fiscal Year Ended	Audit Fees

	March 31, 2018	$5,587,383
	March 31, 2017	$5,028,683

(b)	Fiscal Year Ended	Audit-Related Fees(1)

	March 31, 2018	$25,000
	March 31, 2017	$25,000

(c)	Fiscal Year Ended	Tax Fees

	March 31, 2018	$ 8,000
	March 31, 2017	$ 4,000

(d)	Fiscal Year Ended	All Other Fees (2)

	March 31, 2018	$—
	March 31, 2017	$—

“Audit Fees” represents aggregate fees billed for each of the last two fiscal years for professional services rendered for the audit of the PIMCO Funds (the “Trust” or “Registrant”) annual financial statements or services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements for those fiscal years.

“Audit-Related Fees” represents aggregate fees billed for each of the last two fiscal years for assurance and related services reasonably related to the performance of the audit of the Trust’s annual financial statements for those years.

“Tax Fees” represents aggregate fees billed for each of the last two fiscal years for professional services related to tax compliance, tax advice and tax planning, including review of federal and state income tax returns, review of excise tax distribution requirements and preparation of excise tax returns.

“All Other Fees” represents aggregate fees, if any, billed for other products and services rendered by the principal accountant to the Trust for the last two fiscal years.

(1)	Includes aggregate fees billed for review of the Registrant’s semi-annual reports to shareholders related to fair value securities held by the Trust.
(2)	There were no “All Other Fees” for the last two fiscal years.

(e)	Pre-approval policies and procedures

(1) The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Audit Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant’s investment adviser and to any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services provided directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of types or categories of non-audit services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting.

(2) With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

	Aggregate Non-Audit Fees Billed to Entity
Entity	March 31, 2018	March 31, 2017
PIMCO Funds	$33,000	$29,000
Pacific Investment Management Company LLC (“PIMCO”)	8,586,004	6,824,659

Totals	$8,619,004	$6,853,659

(h)	The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The audit committee is comprised of:

George E. Borst

Jennifer Holden Dunbar

Kym M. Hubbard

Gary F. Kennedy

Peter B. McCarthy

Ronald C. Parker

Item 6.	Schedule of Investments.

The information required by this Item 6 (except with respect to the PIMCO Total Return Fund and PIMCO Income Fund) is included as part of the annual reports to shareholders filed under Item 1 of this Form N-CSR.

Please note that the Registrant has included a summary schedule of portfolio securities of the PIMCO Total Return Fund in its annual report to shareholders, a copy of which is included under Item 1, for this reporting period. The PIMCO Total Return Fund’s complete schedule of investments in securities of unaffiliated issuers as of the close of this period as set forth in Section 210.12-12 of Regulation S-X is set forth below:

Schedule of Investments PIMCO Total Return Fund

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 140.6%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
Centene Corp.
TBD% due 09/13/2018		$314,500	$314,500
CenturyLink, Inc.
4.627% (LIBOR03M + 2.750%) due 01/31/2025 ~		109,711	108,168
Endo Luxembourg Finance Co. SARL
6.188% (LIBOR03M + 4.250%) due 04/29/2024 ~		11,649	11,663
HCA, Inc.
3.877% due 03/07/2025		2,967	2,992
MGM Growth Properties Operating Partnership LP
3.877% (LIBOR03M + 2.000%) due 04/25/2023 ~		24,010	24,091
Petrobras Netherlands BV
TBD% due 02/01/2025 «		12,500	12,433
Ply Gem Industries, Inc.
1.000% due 03/28/2025		3,500	3,483
Post Holdings, Inc.
3.880% (LIBOR03M + 2.000%) due 05/24/2024 ~		4,268	4,282
State Of Qatar
TBD% due 12/21/2020 «		40,000	39,544
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		19,200	19,225
Swissport Investments S.A.
4.750% (EUR003M + 4.750%) due 02/08/2022 ~	EUR	11,100	13,393
Techem GmbH
3.000% (EUR003M + 3.000%) due 10/02/2024 ~		10,300	12,691
Wyndham Hotels & Resorts, Inc.
1.000% due 03/28/2025		$1,500	1,500

Total Loan Participations and Assignments (Cost $566,522)			567,965

CORPORATE BONDS & NOTES 28.1%
BANKING & FINANCE 23.9%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		400	403
3.950% due 02/01/2022		200	201
4.250% due 07/01/2020		17,600	17,918
4.500% due 05/15/2021		4,200	4,305
4.625% due 10/30/2020		13,400	13,799
Alexandria Real Estate Equities, Inc.
3.900% due 06/15/2023		26,300	26,611
Ally Financial, Inc.
3.500% due 01/27/2019		69,457	69,717
4.750% due 09/10/2018		119,254	120,470
8.000% due 03/15/2020		23,806	25,651
Ambac LSNI LLC
6.811% due 02/12/2023 ~		17,201	17,416
American Express Co.
3.400% due 02/27/2023		69,600	69,521
American Homes 4 Rent LP
4.250% due 02/15/2028		7,678	7,534

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
American International Group, Inc.
3.750% due 07/10/2025		$17,000	$16,757
4.875% due 06/01/2022		15	16
5.750% due 04/01/2048 •		3,500	3,554
American Tower Corp.
2.800% due 06/01/2020		1,704	1,692
ASIF SRL
15.263% due 04/09/2018 ~	EUR	7,126,000	4,561
Banco do Brasil S.A.
6.000% due 01/22/2020		$4,700	4,929
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(e)	EUR	20,600	7,731
Banco Santander S.A.
6.250% due 09/11/2021 •(k)(l)		5,500	7,472
Bank Nederlandse Gemeenten NV
2.500% due 02/28/2020		$32,800	32,763
Bank of America Corp.
2.625% due 04/19/2021		18,700	18,425
2.741% (US0003M + 1.000%) due 04/24/2023 ~		65,400	65,905
2.815% due 03/05/2024 ~		144,600	143,996
2.881% due 04/24/2023 •		26,600	26,063
2.958% due 10/01/2021 ~		13,200	13,237
3.159% (US0003M + 1.420%) due 04/19/2021 ~		17,620	18,134
3.300% due 01/11/2023		24,365	24,315
3.419% due 12/20/2028 •		86,962	83,343
3.550% due 03/05/2024 •(o)		172,800	173,385
4.000% due 04/01/2024		7,130	7,289
4.100% due 07/24/2023		17,990	18,578
4.125% due 01/22/2024		20,500	21,109
5.650% due 05/01/2018		1,700	1,704
5.875% due 03/15/2028 •(k)		24,800	24,987
6.875% due 04/25/2018		543,557	544,986
Bank of America N.A.
1.750% due 06/05/2018		13,800	13,782
Bank of Nova Scotia
1.450% due 04/25/2018		80	80
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.127% (US0003M + 1.020%) due 09/14/2018 ~		25,000	25,095
Barclays Bank PLC
6.750% due 05/22/2019		11,753	12,266
7.625% due 11/21/2022 (l)		100,995	111,016
7.750% due 04/10/2023 •(l)		13,399	13,435
10.000% due 05/21/2021	GBP	3,100	5,296
10.179% due 06/12/2021		$225,752	265,125
14.000% due 06/15/2019 •(k)	GBP	367,534	582,666
Barclays PLC
3.200% due 08/10/2021		$34,500	34,101
3.333% (US0003M + 1.625%) due 01/10/2023 ~		49,400	50,638
3.684% due 01/10/2023		45,200	44,841
3.921% (US0003M + 2.110%) due 08/10/2021 ~		62,000	64,700
4.337% due 01/10/2028		7,800	7,728
BBVA Bancomer S.A.
6.500% due 03/10/2021 (o)		119,600	127,374
7.250% due 04/22/2020		5,000	5,332
BGC Partners, Inc.
5.125% due 05/27/2021		10,700	10,969
Blackstone CQP Holdco LP
6.000% due 08/18/2021		49,760	50,133
6.500% due 03/20/2021		340,100	343,501

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Boston Properties LP
3.200% due 01/15/2025		$2,100	$2,029
BRFkredit A/S
1.000% due 04/01/2018	DKK	93,500	15,433
1.000% due 10/01/2018		139,000	23,112
2.000% due 04/01/2018		297,400	49,087
2.000% due 10/01/2018		150,000	25,064
Brixmor Operating Partnership LP
4.125% due 06/15/2026		$10,000	9,818
Capital One Financial Corp.
2.217% due 10/30/2020 ~		46,700	46,535
CBL & Associates LP
5.950% due 12/15/2026		3,300	2,780
CC Holdings GS LLC
3.849% due 04/15/2023		1,500	1,508
CIT Group, Inc.
3.875% due 02/19/2019		1,300	1,309
5.375% due 05/15/2020		800	827
5.500% due 02/15/2019		19,469	19,968
Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		13,361	14,438
Citigroup, Inc.
1.700% due 04/27/2018		15,000	14,992
2.050% due 06/07/2019		57,300	56,785
2.350% due 08/02/2021		28,900	28,078
2.450% due 01/10/2020		60,900	60,354
2.498% (US0003M + 0.790%) due 01/10/2020 ~		15,600	15,695
2.647% (US0003M + 0.880%) due 07/30/2018 ~		28,300	28,359
2.650% due 10/26/2020		29,100	28,766
2.700% due 03/30/2021		65,300	64,384
2.705% (US0003M + 0.960%) due 04/25/2022 ~		68,900	69,336
2.750% due 04/25/2022		61,800	60,240
2.965% (US0003M + 0.930%) due 06/07/2019 ~(o)		119,100	119,907
3.436% (US0003M + 1.430%) due 09/01/2023 ~		21,426	21,962
3.682% (US0003M + 1.380%) due 03/30/2021 ~		72,200	73,948
3.887% due 01/10/2028 •		92,900	92,440
8.400% due 04/30/2018 •(k)		5,000	5,019
Cooperatieve Rabobank UA
4.375% due 08/04/2025		46,000	46,509
5.500% due 06/29/2020 •(k)(l)	EUR	3,921	5,216
6.625% due 06/29/2021 •(k)(l)		600	842
6.875% due 03/19/2020 (l)		12,500	17,341
11.000% due 06/30/2019 •(k)		$62,745	68,848
Corporate Office Properties LP
5.000% due 07/01/2025		28,500	29,472
Credit Suisse AG
6.500% due 08/08/2023 (l)		12,600	13,728
Credit Suisse Group Funding Guernsey Ltd.
3.125% due 12/10/2020		25,000	24,873
3.450% due 04/16/2021		36,200	36,213
3.750% due 03/26/2025		51,600	50,445
3.800% due 09/15/2022 (o)		125,529	126,495
3.800% due 06/09/2023		93,100	93,352
4.024% (US0003M + 2.290%) due 04/16/2021 ~		150,650	158,283
Crown Castle International Corp.
5.250% due 01/15/2023		21,541	22,907
Daiwa Securities Group, Inc.
3.129% due 04/19/2022		40,300	39,808
Deutsche Bank AG
2.560% due 01/22/2021 ~		104,600	104,057
2.692% (US0003M + 0.970%) due 07/13/2020 ~		94,500	94,781

4	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.850% due 05/10/2019		$55,400	$55,214
3.040% due 11/16/2022 ~		84,300	84,246
3.375% due 05/12/2021		31,000	30,657
3.721% (US0003M + 1.910%) due 05/10/2019 ~		105,300	106,738
3.950% due 02/27/2023		82,600	82,428
4.250% due 10/14/2021 (o)		240,500	244,425
Dexia Credit Local S.A.
2.375% due 09/20/2022		167,300	163,184
2.500% due 01/25/2021		66,450	65,988
Digital Realty Trust LP
3.400% due 10/01/2020		20,000	20,129
3.950% due 07/01/2022		28,100	28,640
4.750% due 10/01/2025		10,000	10,450
Emerald Bay S.A.
0.000% due 10/08/2020 (h)	EUR	17,397	20,106
Equinix, Inc.
2.875% due 03/15/2024		17,900	21,899
ERP Operating LP
2.850% due 11/01/2026		$5,900	5,589
Essex Portfolio LP
3.500% due 04/01/2025		6,100	5,982
Ford Motor Credit Co. LLC
2.240% due 06/15/2018		3,100	3,096
2.641% (US0003M + 0.830%) due 08/12/2019 ~		4,700	4,720
2.901% (US0003M + 0.830%) due 03/12/2019 ~		10,000	10,029
2.943% due 01/08/2019		11,300	11,306
3.157% due 08/04/2020		1,200	1,194
3.200% due 01/15/2021		29,505	29,276
3.284% (US0003M + 1.580%) due 01/08/2019 ~		52,600	53,059
3.336% due 03/18/2021		39,400	39,180
3.565% (US0003M + 1.270%) due 03/28/2022 ~		4,040	4,100
5.000% due 05/15/2018		4,200	4,210
GAIF Bond Issuer Pty. Ltd.
3.400% due 09/30/2026		5,400	5,104
Gateway Casinos & Entertainment Ltd.
5.000% due 03/12/2038 «	CAD	105,100	82,948
General Motors Financial Co., Inc.
2.329% due 11/06/2020 ~		$202,800	202,135
2.400% due 04/10/2018		45,436	45,433
2.450% due 11/06/2020 (o)		202,800	198,386
2.650% (US0003M + 0.930%) due 04/13/2020 ~		28,600	28,877
3.068% (US0003M + 1.360%) due 04/10/2018 ~		600	600
3.200% due 07/13/2020		63,300	63,198
3.250% due 05/15/2018		16,535	16,540
3.500% due 07/10/2019		24,735	24,901
6.750% due 06/01/2018		10,970	11,042
Glitnir Banki HF
0.000% due 12/31/2030 «	EUR	27	1
Goldman Sachs Group, Inc.
2.552% due 10/31/2022 ~		$31,800	31,762
2.556% due 02/23/2023 ~		81,900	81,636
2.750% due 09/15/2020		26,000	25,747
2.876% due 10/31/2022 •		65,500	64,136
2.904% (US0003M + 1.160%) due 04/23/2020 ~		19,964	20,249
2.967% (US0003M + 1.200%) due 04/30/2018 ~		8,200	8,205
3.200% due 02/23/2023		30,100	29,688
3.325% (US0003M + 1.200%) due 09/15/2020 ~		25,000	25,403
3.500% due 01/23/2025		10,100	9,912
3.714% (US0003M + 1.770%) due 02/25/2021 ~		100,000	103,520

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.850% due 07/08/2024		$16,113	$16,193
5.250% due 07/27/2021		1,100	1,165
7.500% due 02/15/2019		2,200	2,289
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		5,000	4,811
GSPA Monetization Trust
6.422% due 10/09/2029		17,060	19,583
HBOS PLC
6.750% due 05/21/2018 (o)		253,366	254,700
HCP, Inc.
4.000% due 12/01/2022		29,900	30,514
Hospitality Properties Trust
4.250% due 02/15/2021		56,100	57,116
Host Hotels & Resorts LP
3.750% due 10/15/2023		40	40
HSBC Holdings PLC
3.196% (US0003M + 1.500%) due 01/05/2022 ~		69,000	71,095
3.400% due 03/08/2021		32,500	32,659
4.287% (US0003M + 2.240%) due 03/08/2021 ~		49,700	52,226
4.300% due 03/08/2026		8,300	8,520
ING Bank NV
2.625% due 12/05/2022		48,200	47,286
ING Groep NV
3.452% (US0003M + 1.150%) due 03/29/2022 ~		12,100	12,297
International Lease Finance Corp.
6.250% due 05/15/2019		2,900	3,000
7.125% due 09/01/2018		43,075	43,797
8.625% due 01/15/2022		3,000	3,501
Intesa Sanpaolo SpA
3.875% due 01/15/2019		15,400	15,503
7.000% due 01/19/2021 •(k)(l)	EUR	2,400	3,224
Jefferies Finance LLC
7.375% due 04/01/2020		$200	203
JPMorgan Chase & Co.
2.250% due 01/23/2020		8,200	8,102
2.295% (US0003M + 0.550%) due 04/25/2018 ~		50,255	50,265
2.400% due 06/07/2021		8,800	8,599
2.550% due 10/29/2020		9,700	9,582
2.550% due 03/01/2021		23,700	23,330
2.645% (US0003M + 0.900%) due 04/25/2023 ~		66,000	66,293
2.750% due 06/23/2020		76,800	76,386
3.250% due 09/23/2022		5	5
3.300% due 04/01/2026		100	97
3.486% (US0003M + 1.480%) due 03/01/2021 ~		15,000	15,434
3.625% due 05/13/2024		1,700	1,697
3.875% due 02/01/2024		10,650	10,814
JPMorgan Chase Bank N.A.
2.070% due 02/13/2020 ~		79,900	79,912
Kilroy Realty LP
4.375% due 10/01/2025		3,100	3,143
Kimco Realty Corp.
2.700% due 03/01/2024		10,200	9,609
3.300% due 02/01/2025		4,000	3,853
LeasePlan Corp. NV
2.500% due 05/16/2018		3,462	3,460
Liberty Property LP
4.750% due 10/01/2020		75	78
Lifestorage LP
3.500% due 07/01/2026		8,900	8,512
Lima Metro Line Finance Ltd.
5.875% due 07/05/2034		23,500	24,352
Lloyds Bank PLC
6.500% due 09/14/2020		100	107
12.000% due 12/16/2024 •(k)		436,085	550,305
Lloyds Banking Group PLC
3.000% due 10/11/2018 (m)		22,500	22,454
3.000% due 02/04/2019 (m)		17,500	17,409

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.265% due 03/07/2025 ~	AUD	9,990	$7,625
4.000% due 03/07/2025		24,600	18,979
7.625% due 06/27/2023 •(k)(l)	GBP	25,200	39,578
MetLife, Inc.
7.717% due 02/15/2019		$120	125
Metropolitan Life Global Funding
2.608% (US0003M + 0.430%) due 12/19/2018 ~		10,000	10,020
3.450% due 12/18/2026		14,000	13,681
Mitsubishi UFJ Financial Group, Inc.
2.757% due 03/02/2023 ~		98,400	98,319
3.455% due 03/02/2023		111,100	111,023
3.886% (US0003M + 1.880%) due 03/01/2021 ~		4,853	5,030
Mizuho Financial Group, Inc.
2.815% due 03/05/2023 ~		111,100	111,020
3.549% due 03/05/2023		116,400	115,863
MMcapS Funding Ltd.
2.576% (US0003M + 0.290%) due 12/26/2039 ~		27,406	25,364
Morgan Stanley
2.294% due 02/10/2021 ~		129,800	129,906
2.450% due 02/01/2019		35,000	34,936
2.500% due 04/21/2021		20,200	19,798
2.633% (US0003M + 0.800%) due 02/14/2020 ~		79,880	80,133
2.925% (US0003M + 1.180%) due 01/20/2022 ~		64,025	64,824
3.125% due 07/27/2026		2,800	2,651
3.145% (US0003M + 1.400%) due 04/21/2021 ~		1,788	1,835
5.500% due 01/26/2020		100	104
5.625% due 09/23/2019		200	208
Nasdaq, Inc.
2.638% due 03/22/2019 ~		35,600	35,649
National Australia Bank Ltd.
2.250% due 03/16/2021		16,600	16,314
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		165	234
Nationwide Building Society
3.766% due 03/08/2024 •		160,000	159,681
Navient Corp.
5.875% due 03/25/2021		600	616
8.000% due 03/25/2020		1,000	1,065
8.450% due 06/15/2018		114,136	115,392
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2018	DKK	639,100	105,486
1.000% due 10/01/2018		2,294,100	381,505
2.000% due 04/01/2018		58,800	9,705
Nykredit Realkredit A/S
1.000% due 04/01/2018		2,626,900	433,583
1.000% due 07/01/2018		1,201,200	199,054
1.000% due 10/01/2018		10,164,900	1,690,406
2.000% due 04/01/2018		513,100	84,690
2.000% due 07/01/2018		100,000	16,609
2.000% due 10/01/2018		100,000	16,709
Omega Healthcare Investors, Inc.
5.250% due 01/15/2026		$33,300	33,842
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		88,600	91,885
OneMain Financial Holdings LLC
7.250% due 12/15/2021		42,475	44,041
ORIX Corp.
2.650% due 04/13/2021		2,500	2,452
Pinnacol Assurance
8.625% due 06/25/2034 «(m)		15,000	16,267

See Accompanying Notes	5

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Piper Jaffray Cos.
5.060% due 10/09/2018		$70,000	$70,595
Preferred Term Securities Ltd.
2.435% (US0003M + 0.310%) due 12/22/2036 ~		65,144	58,988
2.505% (US0003M + 0.380%) due 09/23/2035 ~		10,313	9,643
2.578% (US0003M + 0.400%) due 06/23/2035 ~		12,691	11,676
Prudential Financial, Inc.
4.860% (CPI YOY + 2.750%) due 08/10/2018 ~		4,870	4,894
Public Storage
2.370% due 09/15/2022		13,000	12,522
Realkredit Danmark A/S
1.000% due 04/01/2018	DKK	5,383,700	888,605
2.000% due 04/01/2018		3,123,500	515,548
Rio Oil Finance Trust
9.250% due 07/06/2024		$13,727	14,970
Royal Bank of Canada
1.875% due 02/05/2020		15	15
2.200% due 09/23/2019		9,995	9,945
2.300% due 03/22/2021		56,800	55,850
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	19,200	25,224
3.875% due 09/12/2023		$31,200	30,838
7.500% due 08/10/2020 •(k)(l)		7,600	7,923
7.648% due 09/30/2031 •(k)		13,890	17,432
8.625% due 08/15/2021 •(k)(l)		12,200	13,283
Santander Holdings USA, Inc.
2.700% due 05/24/2019		33,807	33,731
Santander UK Group Holdings PLC
2.875% due 10/16/2020		10,000	9,917
2.875% due 08/05/2021		61,439	60,236
3.125% due 01/08/2021		8,900	8,846
Santander UK PLC
2.500% due 03/14/2019		10,375	10,340
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		2,400	2,396
2.375% due 03/25/2019		5,600	5,585
SL Green Realty Corp.
4.500% due 12/01/2022		850	873
5.000% due 08/15/2018		68	68
7.750% due 03/15/2020		400	434
Springleaf Finance Corp.
6.125% due 05/15/2022		36,020	36,798
6.875% due 03/15/2025		41,090	41,347
8.250% due 12/15/2020		84,700	92,429
Sumitomo Mitsui Banking Corp.
2.450% due 01/16/2020		5,500	5,441
Sumitomo Mitsui Financial Group, Inc.
2.879% (US0003M + 1.140%) due 10/19/2021 ~		18,400	18,709
2.934% due 03/09/2021		1,900	1,885
Sumitomo Mitsui Trust Bank Ltd.
2.050% due 03/06/2019		14,300	14,192
2.535% (US0003M + 0.510%) due 03/06/2019 ~		32,000	32,053
2.644% (US0003M + 0.910%) due 10/18/2019 ~		37,300	37,590
Swedbank AB
2.375% due 02/27/2019		3,000	2,994
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	13,635	21,614
5.661% due 10/13/2041		8,180	13,237
5.744% due 04/13/2040		8,993	14,652
5.801% due 10/13/2040		23,222	38,193
Toronto-Dominion Bank
2.250% due 03/15/2021		$39,400	38,704
2.500% due 01/18/2023		37,300	36,688
U.S. Capital Funding Ltd.
2.653% (US0003M + 0.880%) due 05/01/2034 ~		11,400	10,830
UBS AG
2.304% due 05/28/2019 ~		69,900	69,941

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.355% (US0003M + 0.320%) due 12/07/2018 ~(o)		$171,000	$171,160
2.486% due 12/01/2020 ~		67,800	67,856
2.627% (US0003M + 0.580%) due 06/08/2020 ~		254,600	255,673
2.856% (US0003M + 0.850%) due 06/01/2020 ~		13,300	13,440
5.125% due 05/15/2024 (l)		300	307
7.625% due 08/17/2022 (l)		35,250	39,656
UBS Group Funding Switzerland AG
2.650% due 02/01/2022		11,800	11,448
2.950% due 09/24/2020		20,000	19,860
3.000% due 04/15/2021		102,555	101,527
3.303% (US0003M + 1.530%) due 02/01/2022 ~		17,300	17,841
3.500% (US0003M + 1.780%) due 04/14/2021 ~		184,300	191,048
4.125% due 09/24/2025		12,000	12,071
4.125% due 04/15/2026		43,200	43,398
UDR, Inc.
4.000% due 10/01/2025		200	201
VEREIT Operating Partnership LP
4.875% due 06/01/2026		4,500	4,549
Washington Prime Group LP
5.950% due 08/15/2024		81,926	78,193
WEA Finance LLC
3.150% due 04/05/2022		10,600	10,489
3.250% due 10/05/2020		25,000	25,041
3.750% due 09/17/2024		12,300	12,327
Wells Fargo & Co.
3.002% (US0003M + 1.230%) due 10/31/2023 ~		50,100	50,860
5.895% (US0003M + 3.770%) due 06/15/2018 ~(k)		117,300	119,129
Wells Fargo Bank N.A.
2.675% (US0003M + 0.650%) due 12/06/2019 ~		64,300	64,689

			17,215,330

INDUSTRIALS 3.1%
AbbVie, Inc.
1.800% due 05/14/2018		700	699
2.900% due 11/06/2022		7,400	7,234
Aetna, Inc.
1.700% due 06/07/2018		35,800	35,762
Allergan Finance LLC
3.250% due 10/01/2022		7,751	7,595
Allergan Funding SCS
3.450% due 03/15/2022		17,201	17,065
Allergan Sales LLC
5.000% due 12/15/2021		2,500	2,611
Altice Financing S.A.
7.500% due 05/15/2026		66,000	64,845
Altice France S.A.
7.375% due 05/01/2026		50,700	48,482
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	200	240
7.750% due 05/15/2022		$700	652
Amazon.com, Inc.
2.400% due 02/22/2023		15,300	14,787
American Airlines Pass-Through Trust
3.000% due 04/15/2030		11,085	10,498
3.250% due 04/15/2030		8,655	8,254
Anheuser-Busch InBev Finance, Inc.
2.650% due 02/01/2021		1,250	1,241
3.300% due 02/01/2023		9,535	9,548
Asciano Finance Ltd.
4.625% due 09/23/2020		30	31
BAT Capital Corp.
2.297% due 08/14/2020		56,100	55,027
2.423% due 08/14/2020 ~		86,100	86,399
2.719% due 08/15/2022 ~		85,400	85,964
2.764% due 08/15/2022		11,700	11,325
3.222% due 08/15/2024		11,700	11,291

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BAT International Finance PLC
1.625% due 09/09/2019	$6,300	$6,195
2.750% due 06/15/2020	25,100	24,896
Baxalta, Inc.
3.028% (US0003M + 0.780%) due 06/22/2018 ~	21,450	21,472
3.600% due 06/23/2022	5,000	4,988
Becton Dickinson and Co.
2.133% due 06/06/2019	20,000	19,778
Boston Scientific Corp.
6.000% due 01/15/2020	700	735
Broadcom Corp.
3.625% due 01/15/2024	23,400	23,040
Campbell Soup Co.
3.300% due 03/15/2021	40,300	40,560
3.650% due 03/15/2023	29,000	29,081
3.950% due 03/15/2025	17,000	16,936
4.150% due 03/15/2028	35,500	35,183
CBS Corp.
4.000% due 01/15/2026	8,000	7,901
CenterPoint Energy Resources Corp.
3.550% due 04/01/2023	10,890	10,932
Charter Communications Operating LLC
3.579% due 07/23/2020	23,400	23,475
4.464% due 07/23/2022	53,500	54,721
4.908% due 07/23/2025	50,800	51,963
Continental Airlines Pass-Through Trust
7.707% due 10/02/2022 «	645	693
Corning, Inc.
2.900% due 05/15/2022	5	5
CRH America Finance, Inc.
3.950% due 04/04/2028 (c)	19,200	19,165
4.500% due 04/04/2048 (c)	6,900	6,857
CSC Holdings LLC
7.625% due 07/15/2018	690	704
CVS Health Corp.
3.125% due 03/09/2020	1,800	1,804
3.700% due 03/09/2023	104,900	105,338
4.300% due 03/25/2028	56,000	56,457
CVS Pass-Through Trust
8.353% due 07/10/2031	217	267
Daimler Finance North America LLC
2.000% due 08/03/2018	2,950	2,946
Dell International LLC
4.420% due 06/15/2021 (o)	115,500	118,541
5.450% due 06/15/2023	80,000	84,867
DISH DBS Corp.
7.875% due 09/01/2019	700	735
DXC Technology Co.
2.956% due 03/01/2021 ~	13,100	13,116
Enbridge, Inc.
2.108% due 01/10/2020 ~	92,900	92,732
2.825% (US0003M + 0.700%) due 06/15/2020 ~	4,600	4,619
Energy Transfer LP
2.500% due 06/15/2018	22,100	22,105
4.500% due 11/01/2023	35,125	35,606
6.700% due 07/01/2018	6,800	6,871
ERAC USA Finance LLC
2.800% due 11/01/2018	2,130	2,130
Full House Resorts, Inc.
8.575% due 01/31/2024 «	37,606	36,547
General Electric Co.
5.000% due 01/21/2021 •(k)	8,153	8,082
5.500% due 01/08/2020	4,300	4,473
General Motors Co.
3.500% due 10/02/2018	4,320	4,327
Hamilton College
4.750% due 07/01/2113	29,370	30,168
HCA, Inc.
3.750% due 03/15/2019	62,591	62,985
5.875% due 03/15/2022	300	317
Hewlett Packard Enterprise Co.
2.850% due 10/05/2018	6,600	6,608
Imperial Brands Finance PLC
2.950% due 07/21/2020	28,200	28,010
3.750% due 07/21/2022	29,000	29,133
Kraft Heinz Foods Co.
2.000% due 07/02/2018	9,200	9,191
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	46,068	45,492
4.500% due 08/15/2025	4,509	4,410
Medtronic Global Holdings S.C.A.
1.700% due 03/28/2019	13,800	13,675
Medtronic, Inc.
3.150% due 03/15/2022	3,300	3,306

6	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		$18,000	$17,256
Microsoft Corp.
2.875% due 02/06/2024		26,400	25,936
Motors Liquidation Co.
8.375% due 07/05/2033 ^«(e)	EUR	20,000	0
MPLX LP
4.500% due 04/15/2038		$10,500	10,330
4.700% due 04/15/2048		12,200	11,989
Northwest Airlines Pass-Through Trust
6.264% due 05/20/2023		1,551	1,617
7.041% due 10/01/2023		8,587	9,531
7.150% due 04/01/2021		2,448	2,545
Odebrecht Oil & Gas Finance Ltd.
0.000% due 04/30/2018 (h)(k)		35,730	981
Oracle Corp.
1.900% due 09/15/2021		24,000	23,178
Pioneer Natural Resources Co.
6.875% due 05/01/2018		500	502
Pisces Midco, Inc.
8.000% due 04/15/2026		1,650	1,650
Reynolds American, Inc.
4.000% due 06/12/2022		11,456	11,662
Rockies Express Pipeline LLC
5.625% due 04/15/2020		8,890	9,246
Sabine Pass Liquefaction LLC
5.750% due 05/15/2024		15,000	16,160
SBA Tower Trust
2.877% due 07/10/2046		13,500	13,364
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		68,300	67,191
2.400% due 09/23/2021		6,400	6,183
Southern Co.
2.750% due 06/15/2020		800	794
Spectra Energy Partners LP
2.725% (US0003M + 0.700%) due 06/05/2020 ~		18,000	18,126
Sprint Spectrum Co. LLC
4.738% due 09/20/2029		19,400	19,545
5.152% due 09/20/2029		69,000	69,517
Tesco PLC
5.125% due 04/10/2047	EUR	8,300	12,277
Teva Pharmaceutical Finance BV
1.500% due 10/25/2018	CHF	2,945	3,101
Teva Pharmaceutical Finance Netherlands BV
0.375% due 07/25/2020	EUR	400	480
3.250% due 04/15/2022		21,000	25,950
4.500% due 03/01/2025		20,900	25,815
6.000% due 04/15/2024		$9,100	8,845
Textron, Inc.
2.361% due 11/10/2020 ~		11,400	11,392
Time Warner Cable LLC
5.000% due 02/01/2020		1,600	1,644
8.250% due 04/01/2019		5,640	5,920
TransCanada PipeLines Ltd.
3.125% due 01/15/2019		19,000	19,073
Valeant Pharmaceuticals International, Inc.
9.250% due 04/01/2026		9,100	9,089
Virgin Media Secured Finance PLC
5.000% due 04/15/2027	GBP	17,700	24,558
Volkswagen Group of America Finance LLC
1.650% due 05/22/2018		$2,000	1,997
WestJet Airlines Ltd.
3.500% due 06/16/2021		30,100	29,994
Wynn Las Vegas LLC
5.250% due 05/15/2027		1,800	1,768
5.500% due 03/01/2025		16,200	16,321
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		8,537	8,447
3.375% due 11/30/2021		1,700	1,692

			2,259,354

UTILITIES 1.1%
AT&T, Inc.
2.372% (US0003M + 0.650%) due 01/15/2020 ~		76,600	76,902
2.672% (US0003M + 0.950%) due 07/15/2021 ~(o)		128,053	129,469
3.400% due 05/15/2025		20,300	19,580

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Blue Racer Midstream LLC
6.125% due 11/15/2022		$21,964	$22,458
BP Capital Markets PLC
2.183% (US0003M + 0.350%) due 08/14/2018 ~		55,100	55,136
Electricite de France S.A.
6.500% due 01/26/2019		6,100	6,272
Emera U.S. Finance LP
2.150% due 06/15/2019		5,400	5,337
Entergy Gulf States Louisiana LLC
3.950% due 10/01/2020		200	204
Exelon Corp.
3.950% due 06/15/2025		733	736
Gazprom OAO Via Gaz Capital S.A.
3.375% due 11/30/2018	CHF	4,500	4,810
Genesis Energy LP
6.750% due 08/01/2022		$42,734	44,069
Monongahela Power Co.
3.550% due 05/15/2027		4,000	3,978
NextEra Energy Capital Holdings, Inc.
2.372% due 09/03/2019 ~		172,600	172,599
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021		37,694	36,940
Odebrecht Drilling Norbe Ltd. (6.350% Cash or 7.350% PIK)
7.350% due 12/01/2026 (d)		60,338	30,923
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022		5,452	5,275
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash or 7.720% PIK)
7.720% due 12/01/2026 (d)		16,443	4,892
Petrobras Global Finance BV
5.299% due 01/27/2025		7,278	7,196
6.125% due 01/17/2022		6,700	7,176
Plains All American Pipeline LP
2.600% due 12/15/2019		4,167	4,114
Rio Oil Finance Trust
9.750% due 01/06/2027		34,214	37,396
Sempra Energy
2.575% due 03/15/2021 ~		8,890	8,919
Sprint Capital Corp.
6.900% due 05/01/2019		13,300	13,732
Verizon Communications, Inc.
2.454% (US0003M + 0.550%) due 05/22/2020 ~		36,100	36,266
3.376% due 02/15/2025		63,662	62,636
3.500% due 11/01/2024		115	114
Virginia Electric & Power Co.
4.450% due 02/15/2044		10	11

			797,140

Total Corporate Bonds & Notes (Cost $19,745,322)			20,271,824

MUNICIPAL BONDS & NOTES 0.6%
ALABAMA 0.0%
Alabama Economic Settlement Authority Revenue Notes, Series 2016
3.163% due 09/15/2025		13,200	13,189

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CALIFORNIA 0.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	$100	$120
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	602	870
7.550% due 04/01/2039	402	614
California State Public Works Board Revenue Bonds, (BABs), Series 2010
8.000% due 03/01/2035	7,070	7,776
Irvine Unified School District, California Special Tax Notes, Series 2011
5.845% due 09/01/2018	750	760
6.328% due 09/01/2019	500	521
6.578% due 09/01/2020	1,000	1,065
Long Beach Redevelopment Agency, California Tax Allocation Bonds, (BABs), Series 2010
8.110% due 08/01/2030	4,000	4,353
8.360% due 08/01/2040	9,525	10,425
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	11,615	15,573
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	200	276
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	12,700	14,005
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.200% due 08/01/2039	20,000	21,282
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
5.500% due 11/01/2025	700	780
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, (AGM Insured), Series 2010
7.400% due 09/01/2036	2,000	2,257
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038	1,000	1,070

		81,747

CONNECTICUT 0.0%
Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR Insured), Series 2003
5.910% due 06/01/2033	165	182

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	50,934	62,873

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	30,005	31,996
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	9,755	10,831
7.750% due 01/01/2042	18,030	19,653

		62,480

IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	22,660	23,039

MASSACHUSETTS 0.0%
Southbridge Associates LLC, Massachusetts Revenue Bonds, (NPFGC Insured), Series 2000
7.590% due 02/01/2022	15,700	17,122

MICHIGAN 0.0%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	275	274

NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2021 (h)	3,000	2,739
New Jersey Economic Development Authority Revenue Bonds, (BABs), Series 2010
6.425% due 12/15/2035	600	618

		3,357

See Accompanying Notes	7

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
NEW YORK 0.0%
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
4.905% due 11/01/2024	$400	$441
New York City, New York General Obligation Bonds, Series 2009
6.491% due 03/01/2021	180	193
New York Counties Tobacco Trust IV Revenue Bonds, Series 2005
6.000% due 06/01/2027	5,110	5,113

		5,747

OHIO 0.0%
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010
6.540% due 12/01/2036	2,980	3,933

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
5.301% due 06/15/2021	2,100	2,220
5.401% due 06/15/2022	3,500	3,736
5.501% due 06/15/2023	3,500	3,785

		9,741

RHODE ISLAND 0.0%
Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006
6.060% due 05/15/2035	165	194

SOUTH CAROLINA 0.0%
South Carolina Student Loan Corp. Revenue Bonds, Series 2005
2.146% due 12/01/2023 ~	942	938

TEXAS 0.0%
North Texas Higher Education Authority, Inc., Revenue Bonds, Series 2011
2.795% due 04/01/2040 ~	6,728	6,821

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	132,780	131,950

Total Municipal Bonds & Notes (Cost $398,913)		423,587

U.S. GOVERNMENT AGENCIES 47.2%
Bolivia Government AID Bond
2.437% (US0003M + 0.125%) due 02/01/2019 «~	416	408
Fannie Mae
0.000% due 01/25/2019 - 03/25/2036 (b)(h)	2,008	1,808
0.000% due 10/09/2019 (h)	13,300	12,831
0.615% due 08/25/2022 ~(a)	64,078	1,386
1.376% due 03/25/2036 ~(a)	30,914	1,575
1.532% due 05/25/2044 ~(a)	24,550	1,038
1.541% due 06/25/2055 ~(a)	24,880	1,120
1.662% due 12/25/2038 ~(a)	30,459	1,288
1.737% (LIBOR01M + 0.120%) due 06/25/2032 ~	11	11
1.932% (LIBOR01M + 0.060%) due 07/25/2037 ~	199	195
1.978% (COF 11 + 1.250%) due 11/01/2024 ~	84	83
1.987% (COF 11 + 1.250%) due 03/01/2033 ~	36	37
1.992% (LIBOR01M + 0.120%) due 03/25/2034 ~	51	51
2.000% (COF 11 + 1.250%) due 09/01/2024 - 12/01/2024 ~	14	13
2.002% (LIBOR01M + 0.130%) due 03/25/2036 ~	1,519	1,448
2.003% (COF 11 + 1.250%) due 10/01/2020 ~	4	4

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.022% (LIBOR01M + 0.150%) due 08/25/2034 ~	$45	$45
2.025% (LIBOR01M + 0.450%) due 09/25/2046 ~(o)	51,855	51,888
2.072% (US0001M + 0.200%) due 05/25/2035 ~	12	12
2.122% (LIBOR01M + 0.250%) due 05/25/2037 ~	41	41
2.172% (LIBOR01M + 0.300%) due 12/25/2028 - 03/25/2037 ~	894	892
2.192% (LIBOR01M + 0.320%) due 06/25/2037 ~	167	167
2.208% (LIBOR01M + 0.400%) due 04/18/2028 ~	32	32
2.222% (LIBOR01M + 0.350%) due 08/25/2033 - 05/25/2042 ~	1,143	1,149
2.222% (US0001M + 0.350%) due 03/25/2044 ~	332	332
2.232% (LIBOR01M + 0.360%) due 03/25/2037 ~	15	15
2.252% (LIBOR01M + 0.380%) due 07/25/2037 ~	563	566
2.258% (LIBOR01M + 0.450%) due 10/18/2030 ~	179	180
2.272% (LIBOR01M + 0.400%) due 06/25/2029 - 11/25/2036 ~	1,794	1,800
2.278% (H15T1Y + 1.250%) due 01/01/2021 ~	2	2
2.279% (- 1.0*LIBOR01M + 4.150%) due 02/25/2033 ~	999	861
2.322% (LIBOR01M + 0.450%) due 08/25/2021 - 09/25/2037 ~	2,082	2,091
2.358% (LIBOR01M + 0.550%) due 12/18/2031 ~	47	48
2.372% (LIBOR01M + 0.500%) due 08/25/2030 - 05/25/2040 ~	450	452
2.392% (LIBOR01M + 0.520%) due 10/25/2040 ~	49	49
2.401% (12MTA + 1.200%) due 07/01/2042 - 10/01/2044 ~	10,839	11,028
2.401% (12MTA + 1.200%) due 10/01/2044 ~(o)	5,479	5,576
2.402% (12MTA + 1.201%) due 12/01/2044 ~	1,740	1,771
2.420% due 02/01/2019	46	46
2.422% (LIBOR01M + 0.550%) due 09/25/2041 ~	198	200
2.451% (12MTA + 1.250%) due 09/01/2041 ~(o)	5,639	5,733
2.452% (LIBOR01M + 0.580%) due 08/25/2037 ~	6,243	6,298
2.472% (LIBOR01M + 0.600%) due 08/25/2022 ~	1	2
2.502% (LIBOR01M + 0.630%) due 05/25/2040 ~	1,135	1,149
2.505% (COF 11 + 1.760%) due 09/01/2019 ~	56	56
2.522% (LIBOR01M + 0.650%) due 10/25/2023 - 03/25/2024 ~	387	393
2.542% (LIBOR01M + 0.670%) due 03/25/2038 ~	74	76
2.548% (H15T1Y + 2.075%) due 05/01/2023 ~	41	41
2.551% (COF 11 + 1.862%) due 02/01/2028 ~	37	37
2.572% (LIBOR01M + 0.700%) due 10/25/2037 - 06/25/2040 ~	3,465	3,500
2.592% (LIBOR01M + 0.720%) due 06/25/2037 ~	197	199
2.601% (12MTA + 1.400%) due 10/01/2030 - 10/01/2040 ~	1,867	1,869
2.622% (LIBOR01M + 0.750%) due 03/25/2038 - 11/25/2039 ~	290	295
2.672% (LIBOR01M + 0.800%) due 01/25/2022 ~	2	2
2.680% due 02/01/2022	5,113	5,082
2.702% (LIBOR01M + 0.830%) due 01/25/2022 ~	9	9

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.722% (LIBOR01M + 0.850%) due 12/25/2021 ~	$4	$4
2.750% (H15T1Y + 1.750%) due 12/01/2020 ~	1	1
2.750% (H15T1Y + 1.625%) due 02/01/2022 ~	21	21
2.750% due 07/01/2022	3,835	3,818
2.750% due 09/01/2022 (o)	7,232	7,193
2.750% (COF 11 + 2.000%) due 08/01/2024 ~	15	15
2.772% (LIBOR01M + 0.900%) due 04/25/2032 ~	9	8
2.790% due 07/01/2022	4,037	4,026
2.800% due 07/01/2022 (o)	8,237	8,217
2.800% due 08/01/2022	3,049	3,041
2.822% (US0012M + 1.072%) due 11/01/2037 ~	15	16
2.835% (H15T1Y + 1.750%) due 03/01/2019 ~	2	2
2.850% due 06/01/2022	94	93
2.855% (US0006M + 1.230%) due 06/01/2035 ~	221	229
2.860% (H15T1Y + 1.985%) due 05/01/2024 ~	3	3
2.863% (US0006M + 1.306%) due 04/01/2027 ~	12	12
2.870% due 09/01/2027 (o)	98,100	95,533
2.872% (LIBOR01M + 1.000%) due 04/25/2023 ~	45	45
2.895% (LIBOR06M + 1.395%) due 06/01/2030 ~	22	23
2.920% due 03/01/2022	3,722	3,725
2.950% (H15T3Y + 2.075%) due 02/01/2020 ~	3	3
2.956% (H15T1Y + 1.750%) due 01/01/2020 ~	21	21
2.960% due 05/01/2022 - 07/01/2022	6,627	6,645
2.961% (12MTA + 1.808%) due 08/01/2025 ~	301	315
2.993% (US0012M + 1.243%) due 10/01/2034 ~	453	470
2.995% (H15T1Y + 2.174%) due 04/01/2034 ~	2	3
2.996% (US0006M + 1.389%) due 09/01/2035 ~	41	43
3.000% due 01/01/2022 - 09/01/2047 (o)	240,102	237,418
3.000% due 09/01/2027 - 07/01/2047	54,253	53,532
3.007% (H15T1Y + 2.000%) due 07/01/2020 ~	8	8
3.012% (H15T1Y + 2.106%) due 01/01/2026 ~	33	34
3.018% (H15T3Y + 2.095%) due 03/01/2023 ~	44	45
3.020% (H15T1Y + 1.770%) due 11/01/2031 ~	50	50
3.022% (US0012M + 1.272%) due 10/01/2034 ~	63	65
3.026% (US0006M + 1.488%) due 06/01/2023 ~	37	37
3.027% (US0012M + 1.177%) due 02/01/2035 ~	934	961
3.038% (US0006M + 1.538%) due 10/01/2035 ~	258	267
3.044% due 05/01/2022 (o)	8,159	8,214
3.050% (H15T1Y + 2.175%) due 03/01/2035 ~	2	2
3.054% (12MTA + 1.842%) due 11/01/2035 ~	942	981
3.058% (US0012M + 1.308%) due 11/01/2035 ~	50	52
3.060% (H15T1Y + 2.095%) due 05/01/2036 ~	270	285
3.071% (US0012M + 1.321%) due 01/01/2035 ~	1,986	2,053
3.075% (US0012M + 1.325%) due 08/01/2035 ~	229	229
3.090% (US0012M + 1.340%) due 11/01/2034 ~	447	463
3.095% (H15T1Y + 2.095%) due 07/01/2026 ~	6	6
3.095% (US0012M + 1.345%) due 12/01/2034 ~	80	83

8	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.106% (US0012M + 1.356%) due 01/01/2035 ~	$3,850	$3,986
3.109% (H15T1Y + 2.065%) due 11/01/2025 ~	31	32
3.121% (US0006M + 1.538%) due 01/01/2036 ~	182	190
3.122% (US0012M + 1.375%) due 12/01/2034 ~	53	55
3.129% (H15T1Y + 2.222%) due 04/01/2027 ~	13	14
3.129% (H15T1Y + 2.130%) due 08/01/2027 ~	319	333
3.142% (US0012M + 1.392%) due 09/01/2035 ~	2,059	2,136
3.148% (US0006M + 1.523%) due 02/01/2034 ~	8	8
3.149% (US0006M + 1.405%) due 03/01/2035 ~	18	18
3.155% due 05/01/2022	511	514
3.164% (US0006M + 1.636%) due 04/01/2036 ~	105	109
3.165% (H15T3Y + 1.940%) due 05/01/2023 ~	33	33
3.165% (US0012M + 1.415%) due 11/01/2034 ~	516	538
3.166% (US0006M + 1.468%) due 09/01/2022 ~	19	20
3.166% (US0012M + 1.300%) due 02/01/2035 ~	58	60
3.170% (H15T5Y + 2.045%) due 11/01/2021 ~	15	15
3.172% (US0012M + 1.422%) due 10/01/2035 ~	318	335
3.175% (US0006M + 1.550%) due 03/01/2034 ~	5	5
3.175% (US0012M + 1.425%) due 09/01/2034 ~	272	283
3.177% (US0006M + 1.450%) due 02/01/2023 ~	26	26
3.185% (H15T1Y + 2.185%) due 07/01/2035 ~	269	282
3.187% (US0012M + 1.433%) due 01/01/2035 ~	1,688	1,746
3.187% (US0012M + 1.355%) due 01/01/2036 ~	4	4
3.188% (H15T1Y + 2.285%) due 05/01/2030 ~	5	5
3.189% (US0012M + 1.426%) due 01/01/2035 ~	34	35
3.190% (H15T1Y + 2.315%) due 11/01/2025 ~	35	35
3.199% (H15BIN6M + 1.750%) due 06/01/2021 ~	15	15
3.205% (H15T1Y + 2.205%) due 09/01/2024 ~	43	44
3.207% (US0012M + 1.457%) due 09/01/2035 ~	4	5
3.208% (H15T1Y + 2.001%) due 07/01/2024 ~	29	29
3.208% (H15T1Y + 2.135%) due 08/01/2033 ~	7	7
3.210% (H15T1Y + 1.960%) due 07/01/2019 ~	1	1
3.210% (H15T1Y + 2.085%) due 11/01/2019 ~	5	5
3.210% (H15T1Y + 2.210%) due 06/01/2035 ~	1,969	2,080
3.213% (H15T1Y + 2.135%) due 11/01/2025 ~	161	168
3.215% (US0006M + 1.550%) due 03/01/2034 ~	1,836	1,899
3.219% (H15T1Y + 2.138%) due 08/01/2026 ~	22	22
3.220% (H15T1Y + 2.220%) due 07/01/2026 ~	6	6
3.220% (H15T1Y + 2.185%) due 07/01/2035 ~	544	567
3.222% (H15T1Y + 2.260%) due 06/01/2035 ~	865	918
3.239% (H15T1Y + 2.174%) due 07/01/2021 ~	7	7
3.243% (H15T1Y + 2.118%) due 08/01/2032 ~	15	15
3.256% (US0012M + 1.506%) due 11/01/2032 ~	16	16

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.257% (H15T1Y + 2.257%) due 06/01/2030 ~	$39	$39
3.263% (US0006M + 1.534%) due 02/01/2035 ~	605	627
3.265% (H15T1Y + 2.140%) due 09/01/2029 ~	3	3
3.268% (US0006M + 1.602%) due 10/01/2034 ~	442	466
3.277% (H15T1Y + 2.152%) due 09/01/2033 ~	8	8
3.279% (H15T1Y + 2.144%) due 05/01/2025 ~	46	48
3.280% (H15T3Y + 2.174%) due 08/01/2022 ~	44	44
3.280% (US0012M + 1.525%) due 09/01/2035 ~	15	15
3.285% (US0012M + 1.535%) due 10/01/2034 ~	763	798
3.293% (US0012M + 1.543%) due 07/01/2035 ~	13	14
3.298% (US0012M + 1.511%) due 05/01/2035 ~	38	39
3.315% (H15T1Y + 2.065%) due 10/01/2019 ~	6	6
3.316% (H15T1Y + 2.160%) due 12/01/2022 ~	3	3
3.317% (US0012M + 1.568%) due 05/01/2034 ~	87	92
3.325% (US0006M + 1.785%) due 06/01/2035 ~	121	126
3.326% (H15T1Y + 2.189%) due 09/01/2033 ~	37	39
3.330% due 11/01/2021 (o)	14,918	15,154
3.330% (H15T1Y + 2.241%) due 07/01/2035 ~	47	50
3.331% (US0012M + 1.581%) due 11/01/2034 ~	13	14
3.335% (US0012M + 1.582%) due 09/01/2034 ~	4,238	4,438
3.338% (US0012M + 1.588%) due 07/01/2034 ~	8	8
3.341% (H15T1Y + 2.077%) due 11/01/2035 ~	3,149	3,296
3.343% (H15T1Y + 2.167%) due 10/01/2024 ~	19	20
3.345% (US0012M + 1.595%) due 07/01/2035 - 09/01/2035 ~	1,673	1,750
3.353% (US0012M + 1.534%) due 12/01/2034 ~	388	408
3.353% (US0012M + 1.603%) due 12/01/2034 ~	6	6
3.355% (H15T1Y + 2.105%) due 09/01/2023 ~	57	57
3.359% (US0012M + 1.598%) due 03/01/2033 ~	51	53
3.368% (US0012M + 1.618%) due 12/01/2035 ~	218	223
3.372% (US0012M + 1.622%) due 12/01/2034 ~	21	22
3.375% (H15T1Y + 2.125%) due 12/01/2025 ~	55	55
3.375% (US0012M + 1.625%) due 11/01/2035 - 09/01/2036 ~	190	199
3.380% due 11/01/2021	976	993
3.381% (US0012M + 1.631%) due 08/01/2035 ~	861	907
3.383% (H15T1Y + 2.258%) due 08/01/2035 ~	15	16
3.385% (H15T1Y + 2.225%) due 05/01/2026 ~	11	12
3.385% (US0012M + 1.635%) due 07/01/2035 ~	192	198
3.386% (US0012M + 1.593%) due 12/01/2035 ~	26	27
3.389% (US0006M + 1.548%) due 08/01/2035 ~	276	290
3.398% (US0012M + 1.625%) due 08/01/2035 ~	206	216
3.400% (US0012M + 1.648%) due 04/01/2038 ~	5	6
3.403% (US0012M + 1.648%) due 08/01/2035 ~	1,695	1,778
3.407% (US0012M + 1.678%) due 05/01/2035 ~	22	22

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.411% (H15T1Y + 2.120%) due 11/01/2025 ~	$19	$20
3.412% (H15T1Y + 2.175%) due 11/01/2035 ~	1,180	1,244
3.413% (H15T1Y + 2.215%) due 11/01/2025 ~	7	8
3.413% (H15T1Y + 2.413%) due 06/01/2033 ~	45	47
3.413% (US0006M + 1.538%) due 09/01/2035 ~	433	460
3.413% (US0012M + 1.667%) due 11/01/2035 ~	1,079	1,128
3.415% (H15T1Y + 2.111%) due 12/01/2033 ~	303	315
3.415% (H15T1Y + 2.290%) due 08/01/2035 ~	9	9
3.416% due 10/01/2020	304	307
3.419% (US0012M + 1.592%) due 12/01/2033 ~	180	188
3.419% (US0012M + 1.628%) due 05/01/2037 ~	9	10
3.420% due 11/01/2021	4,993	5,087
3.420% (US0012M + 1.670%) due 10/01/2035 ~	12	12
3.422% (US0012M + 1.655%) due 01/01/2036 ~	125	131
3.428% (H15T1Y + 2.258%) due 09/01/2035 ~	460	486
3.431% (H15T1Y + 2.155%) due 02/01/2027 ~	56	57
3.432% (US0012M + 1.575%) due 06/01/2035 ~	692	730
3.440% (H15T1Y + 2.190%) due 11/01/2023 ~	66	66
3.440% (H15T1Y + 2.065%) due 12/01/2023 ~	53	53
3.440% (H15T1Y + 2.120%) due 03/01/2025 ~	133	137
3.440% (H15T1Y + 2.099%) due 05/01/2030 ~	3	3
3.445% due 03/01/2022 (o)	56,701	57,704
3.445% (US0012M + 1.695%) due 05/01/2033 ~	46	49
3.450% (H15T1Y + 2.200%) due 11/01/2023 - 06/01/2025 ~	22	23
3.450% (H15T1Y + 2.325%) due 10/01/2027 ~	25	26
3.454% (US0012M + 1.709%) due 12/01/2036 ~	28	29
3.455% (H15T1Y + 2.268%) due 10/01/2035 ~	26	27
3.460% (H15T1Y + 2.315%) due 06/01/2025 ~	150	155
3.465% due 05/25/2035 ~	5,594	5,875
3.466% (US0012M + 1.716%) due 09/01/2037 ~	23	24
3.472% (H15T1Y + 2.256%) due 02/01/2028 ~	10	11
3.484% (US0012M + 1.660%) due 02/01/2035 ~	1,102	1,154
3.486% (US0012M + 1.693%) due 05/01/2035 ~	2,547	2,673
3.487% (US0012M + 1.737%) due 09/01/2035 - 12/01/2035 ~	164	171
3.489% (US0012M + 1.686%) due 12/01/2034 ~	8	9
3.499% (US0012M + 1.651%) due 12/01/2035 ~	331	346
3.500% due 11/01/2021 - 03/01/2046 (o)	141,440	144,188
3.500% due 07/01/2023 - 04/01/2046	42,537	43,073
3.500% (US0012M + 1.750%) due 08/01/2035 ~	174	183
3.507% (US0012M + 1.641%) due 07/01/2033 ~	4	4
3.510% (US0012M + 1.760%) due 09/01/2035 ~	371	390
3.515% (US0012M + 1.765%) due 09/01/2035 ~	164	168
3.518% (US0012M + 1.702%) due 04/01/2034 ~	53	56
3.519% (US0012M + 1.769%) due 08/01/2035 ~	105	107

See Accompanying Notes	9

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.520% (US0012M + 1.770%) due 10/01/2035 ~	$183	$192
3.521% (US0012M + 1.720%) due 05/01/2035 ~	1,889	1,990
3.523% (US0012M + 1.766%) due 11/01/2034 ~	252	264
3.525% (H15T3Y + 2.225%) due 11/01/2022 ~	2	2
3.526% (US0012M + 1.728%) due 03/01/2034 ~	1,500	1,576
3.528% (US0012M + 1.778%) due 10/01/2035 ~	123	129
3.528% (US0012M + 1.731%) due 05/01/2038 ~(o)	13,141	13,849
3.530% (US0012M + 1.780%) due 11/01/2035 ~	431	448
3.532% (US0012M + 1.782%) due 11/01/2035 ~	223	228
3.535% (H15T1Y + 2.410%) due 08/01/2027 ~	29	30
3.538% (US0012M + 1.777%) due 07/01/2034 ~	986	1,041
3.538% (H15T1Y + 2.175%) due 01/01/2036 ~	379	398
3.547% (US0012M + 1.797%) due 07/01/2035 ~	616	643
3.551% (H15T1Y + 2.360%) due 11/01/2034 ~	973	1,034
3.555% (H15T3Y + 2.305%) due 06/01/2022 ~	4	4
3.560% (US0012M + 1.685%) due 06/01/2034 ~	2	2
3.561% (H15T1Y + 2.270%) due 12/01/2025 ~	118	120
3.562% (US0012M + 1.576%) due 02/01/2035 ~	379	397
3.569% (US0012M + 1.819%) due 09/01/2037 ~	2	2
3.570% due 11/01/2021	2,593	2,655
3.575% (H15T3Y + 2.075%) due 02/01/2021 ~	4	4
3.575% (H15T1Y + 2.200%) due 12/01/2023 ~	44	44
3.576% (US0012M + 1.741%) due 12/01/2033 ~	162	169
3.579% (US0012M + 1.715%) due 06/01/2035 ~	26	27
3.579% (US0012M + 1.712%) due 01/01/2037 ~	34	36
3.585% (US0012M + 1.835%) due 10/01/2035 - 11/01/2035 ~	47	49
3.586% (US0012M + 1.589%) due 02/01/2035 ~	729	761
3.587% (US0012M + 1.797%) due 05/01/2035 ~	574	604
3.598% (US0012M + 1.670%) due 04/01/2035 ~	23	24
3.600% (H15T1Y + 2.130%) due 04/01/2033 ~	28	30
3.610% (US0012M + 1.797%) due 03/01/2036 ~	99	104
3.612% (H15T1Y + 2.431%) due 12/01/2023 ~	16	16
3.617% (H15T1Y + 2.565%) due 05/01/2035 ~	17	18
3.619% due 12/01/2020	228	233
3.624% (US0006M + 2.165%) due 04/01/2024 ~	27	27
3.625% (H15T3Y + 2.250%) due 03/01/2023 ~	35	36
3.641% (US0012M + 1.830%) due 09/01/2035 ~	155	162
3.645% (H15T3Y + 2.090%) due 10/01/2027 ~	48	48
3.662% (US0012M + 1.912%) due 07/01/2035 - 11/01/2035 ~	964	1,014
3.669% (US0012M + 1.570%) due 03/01/2035 ~	329	344
3.676% (H15T1Y + 2.313%) due 01/01/2035 ~	361	381
3.692% (US0012M + 1.942%) due 09/01/2035 ~	211	221
3.723% (H15T3Y + 2.250%) due 03/01/2023 ~	133	134
3.732% (US0012M + 1.857%) due 01/01/2037 ~	13	14
3.750% (H15T1Y + 2.500%) due 10/01/2023 ~	6	6

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.750% (US0012M + 2.000%) due 04/01/2035 ~	$748	$795
3.756% (US0006M + 2.125%) due 08/01/2023 ~	7	7
3.758% (H15T1Y + 2.508%) due 12/01/2030 ~	7	7
3.758% (US0012M + 1.675%) due 02/01/2035 ~	16	17
3.765% (US0012M + 2.015%) due 06/01/2036 ~	44	44
3.771% (US0012M + 2.000%) due 02/01/2036 ~	52	55
3.782% (H15T1Y + 2.532%) due 10/01/2026 ~	6	6
3.787% (US0012M + 1.912%) due 02/01/2036 ~	287	301
3.800% (US0012M + 2.050%) due 06/01/2035 ~	327	348
3.807% (US0012M + 1.831%) due 03/01/2036 ~	401	416
3.810% (US0012M + 1.685%) due 02/01/2036 ~	29	31
3.825% (H15T5Y + 2.075%) due 02/01/2021 ~	2	2
3.830% due 07/01/2021	283	292
3.830% (US0012M + 1.814%) due 03/01/2036 ~	107	113
3.840% due 05/01/2018	350	350
3.857% (H15T1Y + 2.507%) due 12/01/2027 ~	102	105
3.875% (H15T1Y + 2.375%) due 02/01/2024 ~	9	10
3.890% (US0012M + 1.902%) due 03/01/2036 ~	309	321
3.912% (US0012M + 1.912%) due 03/01/2036 ~	140	146
3.934% (COF FD + 2.505%) due 07/01/2024 ~	16	16
3.954% (H15T1Y + 2.553%) due 01/01/2036 ~	149	157
3.975% (H15T1Y + 2.600%) due 12/01/2026 ~	7	7
3.980% due 07/01/2021 (o)	125,500	129,562
4.000% due 11/25/2019 - 03/01/2047	65,088	66,993
4.000% due 10/01/2026 - 04/01/2047 (o)	821,683	844,138
4.011% (H15T1Y + 1.679%) due 08/01/2027 ~	128	128
4.199% (- 1.0*LIBOR01M + 6.070%) due 02/25/2037 ~(a)	23	3
4.220% (H15T3Y + 2.345%) due 09/01/2021 ~	1	1
4.229% (- 1.0*LIBOR01M + 6.100%) due 06/25/2037 - 08/25/2043 ~(a)	30,702	5,690
4.255% (COF 11 + 1.926%) due 12/01/2036 ~	146	154
4.279% (- 1.0*LIBOR01M + 6.150%) due 12/25/2042 ~(a)	5,936	825
4.329% (- 1.0*LIBOR01M + 6.200%) due 03/25/2039 ~(a)	23,006	1,389
4.375% (US0006M + 2.125%) due 10/01/2024 ~	2	2
4.379% (- 1.0*LIBOR01M + 6.250%) due 05/25/2037 - 01/25/2040 ~(a)	1,493	188
4.381% due 06/01/2021	415	433
4.424% (COF 11 + 1.250%) due 06/01/2029 ~	5	5
4.429% (- 1.0*LIBOR01M + 6.300%) due 08/25/2042 ~(a)	24,850	4,675
4.500% due 04/01/2018 - 06/01/2046	120,198	128,179
4.500% due 05/01/2023 - 08/01/2044 (o)	67,549	70,772
4.509% (- 1.0*LIBOR01M + 6.380%) due 03/25/2037 ~(a)	80	11
4.531% (COF 11 + 1.250%) due 02/01/2028 ~	3	3
4.629% (- 1.0*LIBOR01M + 6.500%) due 02/25/2037 ~(a)	360	41
4.679% (- 1.0*LIBOR01M + 6.550%) due 07/25/2036 ~(a)	805	107
4.729% (- 1.0*LIBOR01M + 6.600%) due 12/25/2036 ~(a)	63	8
4.729% (- 1.0*US0001M + 6.600%) due 06/25/2037 ~(a)	510	64
4.769% (- 1.0*LIBOR01M + 6.640%) due 12/25/2036 ~(a)	283	44

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.779% (- 1.0*LIBOR01M + 6.650%) due 07/25/2037 ~(a)	$213	$29
4.879% (COF 11 + 1.733%) due 09/01/2034 ~	94	99
4.889% (- 1.0*LIBOR01M + 6.760%) due 05/25/2037 ~(a)	67	10
5.000% due 06/01/2018 - 02/01/2045	20,920	22,436
5.000% due 05/01/2023 - 02/01/2044 (o)	15,167	16,228
5.000% (COF 11 + 1.250%) due 03/01/2024 ~	6	6
5.030% due 05/01/2024	2,023	2,183
5.436% due 12/25/2042 ~	9,274	9,769
5.500% due 06/01/2018 - 02/01/2042	39,604	43,138
5.500% due 10/01/2022 - 09/01/2041 (o)	90,067	97,941
5.629% (- 1.0*LIBOR01M + 7.500%) due 09/25/2038 ~(a)	195	10
5.750% due 12/20/2027 - 08/25/2034	1,248	1,367
5.956% (- 2.55*LIBOR01M + 10.200%) due 11/25/2040 ~	2	1
6.000% due 05/01/2018 - 10/25/2044	99,790	111,102
6.000% due 10/01/2022 - 10/01/2040 (o)	112,239	125,733
6.250% due 07/01/2024 - 02/25/2029	298	315
6.290% due 02/25/2029 ~	32	33
6.300% due 10/17/2038	691	696
6.500% due 05/01/2018 - 02/25/2047	19,483	21,402
6.500% due 06/01/2037 (o)	1,023	1,191
6.500% due 10/25/2042 ~	7,599	8,674
6.526% (- 1.6*LIBOR01M + 9.520%) due 10/25/2043 ~	53,284	55,288
6.750% due 10/25/2023	43	46
6.900% due 05/25/2023	6	6
6.994% due 08/25/2037 ~	44	46
7.000% due 03/25/2020 - 01/25/2048	2,891	3,124
7.375% due 05/25/2022	126	135
7.500% due 07/01/2018 - 07/25/2041	1,380	1,433
7.500% due 06/19/2041 ~	12	13
7.750% due 01/25/2022	44	46
7.800% due 10/25/2022	31	33
7.800% due 06/25/2026 ~	2	2
8.000% due 08/01/2019 - 08/01/2032	2,647	2,915
8.000% due 08/18/2027 (a)	2	0
8.000% due 02/01/2031 (o)	1,012	1,215
8.500% due 03/01/2020 - 07/01/2037	943	1,049
8.750% due 01/25/2021	13	14
9.000% due 11/25/2019 - 11/01/2025	152	162
9.000% due 06/25/2022 (a)	5	1
9.162% due 09/25/2028 ~	4	4
9.240% due 03/25/2039 ~	2	2
9.500% due 12/01/2018 - 03/01/2026	52	53
10.000% due 10/01/2018 - 05/01/2022	5	4
Fannie Mae, TBA
3.000% due 04/01/2033 - 05/01/2048	7,014,880	6,850,081
3.500% due 04/01/2033 - 06/01/2048	9,445,950	9,472,968
4.000% due 04/01/2048 - 06/01/2048	8,225,265	8,426,989
4.500% due 04/01/2033 - 05/01/2048	1,845,150	1,928,501
5.000% due 04/01/2048 - 06/01/2048	51,200	54,678
5.500% due 04/01/2033 - 05/01/2048	287,300	310,800
6.000% due 04/01/2048	66,000	73,452
FDIC Structured Sale Guaranteed Notes
2.073% (LIBOR01M + 0.500%) due 11/29/2037 ~	2,703	2,699

10	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Federal Housing Administration
6.896% due 07/01/2020	$667	$667
7.350% due 04/01/2019	2	2
7.430% due 11/01/2018 - 05/01/2024	786	787
7.465% due 11/01/2019	84	84
8.280% due 03/01/2020	48	48
Freddie Mac
0.200% due 09/25/2043 (a)	911,022	3,262
1.272% due 08/25/2022 ~(a)	149,318	6,848
1.398% due 11/15/2038 ~(a)	39,351	2,093
1.513% due 12/25/2018 ~(a)	270,140	1,708
1.530% due 06/25/2020 ~(a)	15,133	414
1.635% due 06/15/2039 ~(a)	14,381	529
1.640% due 10/15/2041 ~(a)	8,238	354
1.661% (LIBOR01M + 0.040%) due 12/25/2036 ~	1,678	1,677
1.678% (COF 11 + 1.049%) due 12/01/2026 ~	118	116
1.774% due 05/15/2038 ~(a)	4,464	203
1.960% (LIBOR01M + 1.250%) due 10/25/2023 ~	40	41
2.015% (LIBOR01M + 0.440%) due 11/15/2042 ~(o)	20,707	20,769
2.027% (LIBOR01M + 0.250%) due 07/15/2034 ~	112	112
2.077% (LIBOR01M + 0.300%) due 02/15/2037 ~	6	6
2.117% (LIBOR01M + 0.340%) due 02/15/2037 ~	14	14
2.127% (LIBOR01M + 0.350%) due 12/15/2029 ~	34	34
2.132% (LIBOR01M + 0.260%) due 08/25/2031 ~	231	230
2.177% (LIBOR01M + 0.400%) due 06/15/2031 - 05/15/2041 ~	2,345	2,350
2.227% (LIBOR01M + 0.450%) due 06/15/2023 - 12/15/2031 ~	45	46
2.263% (12MTA + 1.200%) due 02/25/2045 ~	13,083	13,164
2.277% (LIBOR01M + 0.500%) due 06/15/2030 - 12/15/2032 ~	70	70
2.280% (LIBOR01M + 0.700%) due 09/25/2022 ~	63,301	63,520
2.320% (LIBOR01M + 0.650%) due 09/25/2025 ~	29,666	29,807
2.323% due 10/25/2018	15	15
2.327% (LIBOR01M + 0.550%) due 01/15/2042 ~	181	184
2.357% (LIBOR01M + 0.580%) due 05/15/2032 - 07/15/2037 ~	3,398	3,432
2.447% (LIBOR01M + 0.670%) due 08/15/2037 ~	4,154	4,210
2.468% (COF 11 + 1.770%) due 05/01/2021 ~	64	64
2.487% (LIBOR01M + 0.710%) due 10/15/2037 ~	1,688	1,715
2.497% (LIBOR01M + 0.720%) due 05/15/2037 ~	1,247	1,264
2.507% (LIBOR01M + 0.730%) due 05/15/2040 ~	24	24
2.527% (LIBOR01M + 0.750%) due 08/15/2036 ~	31	32
2.540% (T1Y + 1.750%) due 10/25/2023 ~	200	206
2.570% (COF 11 + 1.820%) due 12/01/2018 ~	1	1
2.601% (12MTA + 1.400%) due 07/25/2044 ~	2,182	2,189

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.627% (LIBOR01M + 0.850%) due 11/15/2039 ~	$31	$31
2.678% (COF 11 + 1.931%) due 03/01/2022 ~	8	8
2.762% (COF 11 + 2.137%) due 01/01/2021 ~	3	3
2.777% (LIBOR01M + 1.000%) due 02/15/2021 ~	3	3
2.855% (US0006M + 1.355%) due 05/01/2037 ~	134	138
2.872% (LIBOR01M + 1.000%) due 05/25/2043 ~	4,615	4,722
2.948% (US0006M + 1.448%) due 10/01/2023 ~	18	18
2.983% (US0006M + 1.483%) due 03/01/2024 ~	25	25
2.988% (H15T3Y + 2.081%) due 10/01/2020 ~	1	1
2.994% (H15T1Y + 2.035%) due 06/01/2033 ~	97	102
3.000% due 03/01/2027	20	20
3.000% due 08/15/2027 (a)	10,976	1,037
3.005% (H15T1Y + 1.880%) due 10/01/2022 ~	11	11
3.055% (H15T1Y + 1.555%) due 01/01/2022 ~	11	11
3.063% (H15T1Y + 2.180%) due 06/01/2022 ~	69	71
3.097% (US0012M + 1.347%) due 03/01/2035 ~	190	200
3.099% (US0012M + 1.345%) due 09/01/2035 ~	27	28
3.110% (H15T1Y + 2.110%) due 07/01/2022 ~	25	25
3.125% (H15T1Y + 1.875%) due 09/01/2018 ~	1	1
3.126% (US0006M + 1.626%) due 05/01/2023 ~	22	22
3.134% (H15T1Y + 2.089%) due 07/01/2023 ~	11	11
3.150% (H15T1Y + 2.198%) due 06/01/2022 ~	22	23
3.152% (H15T3Y + 2.077%) due 03/01/2021 ~	4	4
3.155% (H15T3Y + 2.155%) due 01/01/2019 ~	4	4
3.171% (US0006M + 1.671%) due 09/01/2023 ~	2	2
3.185% (H15T1Y + 2.085%) due 07/01/2020 ~	21	22
3.190% (H15T1Y + 2.292%) due 05/01/2023 ~	9	10
3.211% (H15T1Y + 2.230%) due 08/01/2023 ~	77	78
3.216% (US0012M + 1.466%) due 09/01/2035 ~	12	12
3.222% (H15T1Y + 2.097%) due 07/01/2032 ~	1	1
3.230% (H15T1Y + 2.230%) due 09/01/2023 ~	9	9
3.232% (H15T1Y + 2.303%) due 02/01/2026 ~	204	210
3.236% (US0006M + 1.570%) due 02/01/2037 ~	6	7
3.240% (H15T1Y + 2.240%) due 08/01/2023 ~	8	8
3.250% (H15T1Y + 2.125%) due 08/01/2023 ~	14	14
3.250% (H15T1Y + 2.250%) due 06/01/2024 ~	113	115
3.279% (H15T1Y + 2.316%) due 09/01/2023 ~	65	68
3.284% (H15T1Y + 2.156%) due 07/01/2024 ~	10	10
3.305% (H15T1Y + 2.183%) due 04/01/2025 ~	2	2
3.333% (H15T1Y + 2.250%) due 08/01/2035 ~(o)	6,049	6,392
3.341% (H15T1Y + 2.092%) due 11/01/2023 ~	36	36
3.345% (US0012M + 1.595%) due 08/01/2035 ~	329	343
3.349% (H15T1Y + 2.357%) due 07/01/2027 ~	5	5
3.354% (H15T1Y + 2.220%) due 02/01/2025 ~	5	5

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.361% (H15T1Y + 2.242%) due 05/01/2023 ~	$12	$12
3.365% (H15T1Y + 2.240%) due 09/01/2023 ~	20	20
3.368% (H15T1Y + 2.207%) due 04/01/2024 ~	68	70
3.375% (H15T3Y + 1.875%) due 05/01/2023 ~	3	3
3.375% (US0012M + 1.625%) due 10/01/2035 ~	121	127
3.389% (H15T1Y + 2.203%) due 10/01/2026 ~	102	106
3.390% (H15T1Y + 2.015%) due 05/01/2020 ~	3	3
3.390% (H15T1Y + 2.140%) due 11/01/2026 ~	117	118
3.396% (US0012M + 1.520%) due 04/01/2036 ~	292	303
3.405% (US0006M + 1.875%) due 04/01/2023 ~	2	2
3.409% (H15T1Y + 2.245%) due 05/01/2027 ~	4	4
3.413% (US0012M + 1.625%) due 01/01/2036 ~	2	2
3.415% (H15T3Y + 2.325%) due 05/01/2018 ~	2	2
3.417% (H15T1Y + 2.250%) due 08/01/2035 ~	15	15
3.436% (US0012M + 1.665%) due 02/01/2036 ~	109	114
3.445% due 08/15/2032 ~	465	487
3.449% (H15T1Y + 2.199%) due 06/01/2021 ~	13	13
3.450% (H15T1Y + 2.208%) due 06/01/2024 ~	59	61
3.458% (US0012M + 1.610%) due 05/01/2035 ~	4,587	4,795
3.475% (US0012M + 1.725%) due 10/01/2035 ~	6,524	6,831
3.481% (US0012M + 1.731%) due 08/01/2035 ~	8	8
3.485% (H15T1Y + 2.244%) due 11/01/2028 ~	184	189
3.485% (US0012M + 1.735%) due 09/01/2035 ~	1,761	1,844
3.490% (H15T1Y + 2.240%) due 10/01/2023 - 11/01/2023 ~	69	70
3.493% (H15T1Y + 2.408%) due 07/01/2030 ~	218	227
3.493% (H15T1Y + 2.242%) due 11/01/2035 ~	3,390	3,562
3.494% (H15T1Y + 2.369%) due 09/01/2023 ~	129	131
3.495% (US0012M + 1.745%) due 10/01/2035 ~	4,874	5,117
3.500% due 09/01/2018 - 02/01/2044	23,417	23,539
3.500% (H15T1Y + 2.250%) due 12/01/2022 ~	1	1
3.500% (US0012M + 1.625%) due 03/01/2035 ~	21	21
3.504% (H15T1Y + 2.379%) due 08/01/2023 ~	9	9
3.507% (US0012M + 1.743%) due 05/01/2037 ~	29	31
3.511% (US0012M + 1.717%) due 07/01/2035 ~	1,384	1,454
3.513% (H15T1Y + 2.264%) due 04/01/2029 ~	35	36
3.515% (US0012M + 1.765%) due 10/01/2035 ~	150	154
3.519% (US0012M + 1.715%) due 03/01/2035 ~	7	8
3.521% (US0012M + 1.771%) due 09/01/2035 ~	77	81
3.530% (H15T3Y + 2.265%) due 04/01/2029 ~	3	3
3.530% (US0012M + 1.780%) due 07/01/2033 ~	1	1
3.536% (H15T1Y + 2.239%) due 10/01/2024 ~	17	18
3.539% (H15T1Y + 2.377%) due 10/01/2024 ~	6	6
3.544% (US0012M + 1.721%) due 06/01/2035 ~(o)	9,279	9,758

See Accompanying Notes	11

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.549% (H15T1Y + 2.299%) due 10/01/2023 ~	$69	$71
3.549% (H15T1Y + 2.254%) due 01/01/2034 ~	1,590	1,673
3.555% (US0012M + 1.805%) due 09/01/2037 ~	3	3
3.558% (US0012M + 1.625%) due 02/01/2038 ~	3	3
3.560% (US0012M + 1.810%) due 11/01/2035 ~	164	167
3.561% (H15T1Y + 2.244%) due 07/01/2025 ~	63	65
3.567% (US0012M + 1.733%) due 01/01/2037 ~	54	56
3.571% (H15T1Y + 2.244%) due 09/01/2028 ~	1	1
3.587% (H15T1Y + 2.307%) due 08/01/2023 ~	208	211
3.591% (US0012M + 1.750%) due 08/01/2035 ~	64	67
3.592% (US0012M + 1.821%) due 07/01/2036 ~	2	2
3.598% (H15T1Y + 2.357%) due 01/01/2028 ~	9	9
3.604% (US0012M + 1.739%) due 03/01/2036 ~	51	54
3.606% (US0006M + 2.106%) due 10/01/2023 ~	24	24
3.610% due 01/25/2036 ~	1,992	2,016
3.614% (US0012M + 1.790%) due 04/01/2036 ~	1	1
3.619% (H15T1Y + 2.445%) due 10/01/2023 ~	34	34
3.620% (US0012M + 1.870%) due 10/01/2035 - 05/01/2036 ~	4,942	5,197
3.620% (US0006M + 2.120%) due 05/01/2037 ~	11	12
3.625% (H15T1Y + 2.375%) due 12/01/2023 ~	38	39
3.626% (US0012M + 1.860%) due 07/01/2035 ~	2,507	2,643
3.626% (US0012M + 1.876%) due 12/01/2035 ~	69	71
3.633% (US0012M + 1.856%) due 02/01/2037 ~	5	6
3.643% (US0012M + 1.893%) due 07/01/2032 ~	18	18
3.683% (US0012M + 1.876%) due 06/01/2037 ~	7	7
3.709% (US0012M + 1.939%) due 11/01/2034 ~	128	135
3.711% (US0006M + 2.086%) due 07/01/2023 ~	31	31
3.795% (H15T1Y + 2.545%) due 06/01/2030 ~	186	192
3.830% (H15T1Y + 2.830%) due 07/01/2019 ~	11	11
3.872% (H15T1Y + 2.372%) due 01/01/2024 ~	2	2
3.875% (H15T1Y + 2.186%) due 04/01/2025 ~	26	26
3.884% due 01/25/2047 ~	100	100
3.888% (US0012M + 1.815%) due 03/01/2036 ~	85	86
4.000% due 09/15/2018 - 03/01/2044	27,284	28,393
4.000% due 10/01/2025 - 04/01/2044 (o)	3,649	3,773
4.223% (- 1.0*LIBOR01M + 6.000%) due 06/15/2042 - 08/15/2042 ~(a)	44,521	7,632
4.473% (- 1.0*LIBOR01M + 6.250%) due 02/15/2038 ~(a)	459	45
4.500% due 06/15/2018 - 02/01/2046	38,644	40,574
4.500% due 08/01/2023 - 10/01/2044 (o)	76,852	80,747
4.523% (- 1.0*LIBOR01M + 6.300%) due 05/15/2039 ~(a)	413	58
4.673% (- 1.0*LIBOR01M + 6.450%) due 03/15/2037 ~(a)	253	44
4.723% (- 1.0*LIBOR01M + 6.500%) due 08/15/2036 ~(a)	187	27

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.733% (- 1.0*LIBOR01M + 6.510%) due 12/15/2041 ~(a)	$18,340	$3,153
4.803% (- 1.0*LIBOR01M + 6.580%) due 09/15/2036 ~(a)	267	35
4.873% (- 1.0*LIBOR01M + 6.650%) due 11/15/2036 ~(a)	10,003	1,639
5.000% due 04/01/2018 - 07/01/2040	10,900	11,475
5.500% due 06/01/2019 - 03/01/2038	5,394	5,879
5.950% due 06/15/2028	10,737	11,515
6.000% due 10/01/2018 - 10/15/2036	18,855	20,843
6.000% due 05/01/2026 - 09/01/2027 (o)	10,711	11,903
6.250% due 12/15/2028	179	192
6.500% due 06/01/2018 - 10/25/2043	50,188	55,608
6.579% (- 1.5*LIBOR01M + 9.075%) due 11/15/2033 ~	561	566
6.677% (- 1.6*LIBOR01M + 9.520%) due 09/15/2043 - 12/15/2043 ~	28,245	30,018
6.950% due 07/15/2021 - 08/15/2021	4	4
7.000% due 11/15/2020 - 10/25/2043	11,092	12,619
7.000% due 09/15/2023 (a)	3	0
7.400% due 02/01/2021	10	10
7.500% due 01/15/2021 - 10/01/2036	3,254	3,633
7.645% due 05/01/2025	4,501	5,066
7.870% (- 3.0*LIBOR01M + 13.200%) due 02/15/2041 ~	9	10
8.000% due 04/15/2021 - 06/01/2025	484	534
8.250% due 06/15/2022	26	28
8.500% due 06/15/2021 - 06/01/2030	194	206
8.750% due 12/15/2020	11	11
8.900% due 11/15/2020	20	20
9.000% due 09/15/2020 - 07/01/2030	59	63
9.500% due 09/01/2020 - 12/01/2022	11	11
10.000% due 08/01/2018 - 03/01/2021	1	0
10.500% due 01/01/2021	2	2
14.123% (- 3.793*LIBOR01M + 20.862%) due 05/15/2033 ~	231	277
27.980% (- 6.0*LIBOR01M + 38.640%) due 08/15/2037 ~	724	1,021
Freddie Mac, TBA
3.500% due 04/12/2048 - 05/14/2048	1,107,000	1,108,362
4.000% due 04/12/2048 - 05/14/2048	518,000	530,684
4.500% due 04/12/2048 - 05/14/2048	365,900	382,633
5.500% due 04/12/2048	81,000	87,886
Ginnie Mae
0.884% due 11/16/2043 ~(a)	92,836	2,859
2.005% (US0001M + 0.430%) due 05/20/2065 ~(o)	9,347	9,353
2.014% due 05/20/2047 ~	3,957	3,961
2.022% (US0001M + 0.460%) due 06/20/2065 ~(o)	41,215	41,283
2.032% (US0001M + 0.470%) due 09/20/2065 ~(o)	32,159	32,227
2.035% (US0001M + 0.460%) due 02/20/2067 ~(o)	16,709	16,733
2.045% (US0001M + 0.470%) due 06/20/2067 ~	4,413	4,424
2.075% (US0001M + 0.500%) due 01/20/2061 - 07/20/2063 ~	10,794	10,827
2.075% (US0001M + 0.500%) due 03/20/2065 ~(o)	8,099	8,108
2.125% (US0001M + 0.550%) due 05/20/2065 ~(o)	7,386	7,399
2.145% (US0001M + 0.570%) due 04/20/2062 ~	1,858	1,865
2.145% (US0001M + 0.570%) due 06/20/2065 ~(o)	15,044	15,081
2.155% (US0001M + 0.580%) due 06/20/2065 ~	5,719	5,737

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.175% (US0001M + 0.600%) due 03/20/2062 - 08/20/2065 ~	$23,186	$23,280
2.186% (LIBOR01M + 0.400%) due 06/16/2031 - 03/16/2032 ~	122	121
2.195% (US0001M + 0.620%) due 08/20/2065 ~(o)	52,333	52,581
2.235% (US0001M + 0.660%) due 12/20/2065 ~(o)	25,348	25,518
2.240% (H15T1Y + 0.450%) due 04/20/2063 ~	2,897	2,906
2.240% (H15T1Y + 0.450%) due 05/20/2063 ~(o)	8,422	8,450
2.286% (LIBOR01M + 0.500%) due 02/16/2030 - 04/16/2032 ~	300	301
2.311% (US0001M + 0.680%) due 02/20/2060 ~	2,500	2,515
2.325% (US0001M + 0.750%) due 12/20/2065 - 08/20/2066 ~(o)	39,767	40,205
2.336% (LIBOR01M + 0.550%) due 12/16/2025 ~	21	22
2.375% (H15T1Y + 1.500%) due 01/20/2022 - 02/20/2034 ~	8,478	8,726
2.386% (LIBOR01M + 0.600%) due 02/16/2030 ~	456	460
2.412% (US0001M + 0.850%) due 11/20/2066 ~(o)	26,887	27,335
2.425% (US0001M + 0.850%) due 04/20/2066 ~(o)	8,807	8,944
2.480% (US0012M + 0.750%) due 06/20/2067 ~(o)	19,891	20,590
2.495% (US0001M + 0.920%) due 07/20/2065 ~	2,444	2,486
2.500% (H15T1Y + 1.500%) due 01/20/2025 - 03/20/2025 ~	24	25
2.500% due 03/15/2043 - 07/15/2043	307	294
2.550% (US0012M + 0.750%) due 04/20/2067 ~(o)	9,893	10,211
2.550% (US0012M + 0.750%) due 04/20/2067 ~	3,419	3,529
2.575% (US0001M + 1.000%) due 01/20/2066 ~	4,307	4,402
2.575% (US0001M + 1.000%) due 03/20/2066 ~(o)	48,530	49,611
2.625% (H15T1Y + 1.500%) due 06/20/2021 - 04/20/2041 ~	11,856	12,191
2.625% (US0001M + 1.050%) due 02/20/2066 ~(o)	39,206	40,107
2.699% (H15T1Y + 0.939%) due 02/20/2060 ~	32,205	32,789
2.710% due 11/20/2067 ~	4,309	4,454
2.725% (US0001M + 1.150%) due 03/20/2066 ~(o)	12,703	13,064
2.750% (H15T1Y + 1.500%) due 08/20/2021 - 07/20/2034 ~	8,542	8,747
2.772% (LIBOR01M + 0.950%) due 03/20/2031 ~	34	34
2.875% (H15T1Y + 2.000%) due 01/20/2025 ~	6	6
3.000% (H15T1Y + 1.500%) due 04/20/2019 - 06/20/2041 ~	73	72
3.125% (H15T1Y + 1.500%) due 12/20/2018 - 10/20/2038 ~	7,456	7,648
3.500% (H15T1Y + 1.500%) due 08/20/2020 - 12/20/2020 ~	2	3
3.500% due 10/15/2041 - 10/15/2047	11,107	11,237
3.500% due 06/15/2044 - 10/15/2047 (o)	54,913	55,515
3.928% (- 1.0*LIBOR01M + 5.750%) due 03/20/2040 ~(a)	21,108	2,770
3.950% due 07/15/2025	75	77
4.000% due 05/20/2041 - 11/20/2045	6,713	6,941
4.000% due 02/20/2044 (a)	50,794	8,583
4.000% due 07/20/2046 - 08/20/2046 (o)	3,339	3,447
4.278% (- 1.0*LIBOR01M + 6.100%) due 07/20/2041 ~(a)	19,591	2,849

12	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.378% (- 1.0*LIBOR01M + 6.200%) due 06/20/2043 ~(a)	$26,825	$3,568
4.500% due 11/16/2028 - 08/15/2033	916	950
4.750% due 07/20/2035	1,385	1,480
4.814% (- 1.0*LIBOR01M + 6.600%) due 07/16/2031 - 08/16/2033 ~(a)	979	153
5.000% due 07/15/2033 - 06/15/2047	4,311	4,591
5.000% due 05/15/2039 - 09/15/2047 (o)	10,809	11,496
5.500% due 05/15/2021 - 03/16/2034	1,379	1,484
6.000% due 08/15/2019 - 12/20/2041	7,581	8,528
6.500% due 11/15/2023 - 09/20/2038	1,101	1,216
6.750% due 10/16/2040 ~	600	633
7.000% due 12/15/2022 - 10/15/2034	397	441
7.500% due 02/15/2022 - 02/15/2035	262	290
7.750% due 08/20/2025 - 12/15/2040	1,409	1,412
8.000% due 12/20/2021 - 10/20/2031	307	334
8.250% due 04/15/2020	3	3
8.300% due 06/15/2019	2	2
8.500% due 12/15/2019 - 04/15/2031	207	221
9.000% due 07/20/2018 - 01/15/2031	135	141
9.500% due 08/15/2018 - 12/15/2026	19	19
10.000% due 09/15/2018 - 02/15/2025	9	10
10.500% due 09/15/2018 - 09/20/2019	1	0
Ginnie Mae, TBA
3.000% due 04/01/2048	12,000	11,810
3.500% due 04/19/2048	52,000	52,480
4.000% due 04/01/2048 - 05/21/2048	731,040	750,879
Jamaica Housing Development AID Bond
2.035% due 10/01/2018 «	643	639
Small Business Administration
2.250% (PRIME - 2.250%) due 03/25/2025 - 05/25/2025 ~	14	14
2.350% (PRIME - 2.150%) due 01/25/2019 ~	8	8
4.340% due 03/01/2024	28	29
4.350% due 07/01/2023	67	69
4.625% due 02/01/2025	192	198
4.770% due 04/01/2024	127	131
4.840% due 02/01/2023	60	62
4.870% due 12/01/2024	211	218
4.890% due 12/01/2023	119	123
4.930% due 01/01/2024	221	229
4.950% due 03/01/2025	241	250
5.110% due 08/01/2025	72	75
5.130% due 09/01/2023	625	654
5.190% due 07/01/2024	31	33
5.240% due 08/01/2023	58	61
5.310% due 05/01/2027	74	77
5.320% due 04/01/2027	92	96
5.340% due 11/01/2021	470	482
5.510% due 11/01/2027	131	137
5.520% due 06/01/2024	701	731
5.600% due 09/01/2028	362	385
5.780% due 08/01/2027	12	13
5.820% due 07/01/2027	574	606
5.870% due 07/01/2028	179	192
6.020% due 08/01/2028	160	173
6.070% due 07/01/2026	164	173
6.290% due 01/01/2021	39	40
6.340% due 03/01/2021	321	332
6.440% due 02/01/2021	88	91
6.900% due 12/01/2020	102	104
7.060% due 11/01/2019	68	69
7.190% due 12/01/2019	18	18
7.200% due 10/01/2019	41	42
7.630% due 06/01/2020	108	111
Vendee Mortgage Trust
0.188% due 06/15/2023 ~(a)	4,301	9

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.410% due 01/15/2030 ~	$733	$794
6.500% due 09/15/2024	3,356	3,563

Total U.S. Government Agencies (Cost $33,951,117)		34,038,154

U.S. TREASURY OBLIGATIONS 12.7%
U.S. Treasury Bonds
2.750% due 08/15/2042 (o)(q)	391,500	377,607
2.750% due 11/15/2042 (o)	862,100	830,656
2.750% due 11/15/2047 (o)	15,500	14,788
2.875% due 05/15/2043 (o)	97,619	96,052
3.000% due 05/15/2042 (o)(s)	468,570	472,934
3.000% due 11/15/2044 (o)(q)(s)	759,246	762,872
3.000% due 05/15/2047	30	30
3.125% due 02/15/2043 (o)	252,000	259,312
3.125% due 08/15/2044 (o)(q)(s)	2,092,407	2,150,742
3.375% due 05/15/2044 (o)(q)(s)	111,125	119,292
3.625% due 08/15/2043 (o)	334,100	373,367
3.625% due 02/15/2044 (o)(q)(s)	18,300	20,469
4.250% due 11/15/2040 (o)(q)	49,400	60,221
4.375% due 02/15/2038 (o)(q)(s)	53,000	65,129
4.375% due 11/15/2039 (o)(q)	294,450	364,083
4.375% due 05/15/2040 (q)	36,800	45,554
4.500% due 02/15/2036	65	80
4.500% due 05/15/2038 (o)(s)	104,400	130,488
6.250% due 05/15/2030	226	306
U.S. Treasury Inflation Protected Securities (j)
0.875% due 02/15/2047 (o)	54,730	54,237
U.S. Treasury Notes
1.750% due 03/31/2022 (o)(q)(s)	54,500	52,954
1.750% due 09/30/2022 (o)(q)(s)	415,400	401,470
1.875% due 07/31/2022 (o)	254,800	247,922
2.000% due 08/31/2021 (o)(q)(s)	27,200	26,790
2.000% due 10/31/2021 (q)(s)	100,700	99,074
2.000% due 10/31/2022 (q)	15,330	14,968
2.000% due 02/15/2025 (q)(s)	10,800	10,330
2.000% due 11/15/2026 (s)	4,950	4,666
2.125% due 12/31/2021 (q)(s)	19,000	18,761
2.125% due 09/30/2024 (o)(s)	1,102,000	1,065,894
2.125% due 05/15/2025 (q)(s)	7,200	6,931
2.250% due 11/15/2024 (o)(s)	655,716	638,347
2.250% due 11/15/2025 (q)(s)	3,450	3,338
2.250% due 02/15/2027 (q)(s)	47,300	45,437
2.375% due 05/15/2027 (o)	333,700	323,580

Total U.S. Treasury Obligations (Cost $9,326,458)		9,158,681

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.9%
7 WTC Depositor LLC Trust
4.082% due 03/13/2031	415	415
Adjustable Rate Mortgage Trust
1.992% (US0001M + 0.120%) due 08/25/2036 ~	5,795	3,610
2.412% (US0001M + 0.540%) due 11/25/2035 ~	22	19
3.022% (US0001M + 1.150%) due 03/25/2035 ~	5,321	5,007

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.367% due 03/25/2035 ~		$1,827	$1,815
3.378% due 09/25/2035 ~		2,182	1,797
3.461% due 01/25/2036 ^~		3,318	3,203
3.501% due 11/25/2035 ^~		444	384
3.594% due 10/25/2035 ^~		4,651	4,413
3.639% due 09/25/2035 ~		249	238
3.754% due 07/25/2035 ~		1,099	1,063
3.809% due 01/25/2036 ~		2,141	1,904
3.831% due 11/25/2035 ^~		3,728	3,548
3.871% due 03/25/2036 ^~		244	205
4.066% due 08/25/2035 ~		1,266	1,252
4.317% due 07/25/2035 ~		2,819	2,797
Aggregator of Loans Backed by Assets PLC
1.754% (BP0001M + 1.250%) due 04/24/2049 ~	GBP	452	641
American Home Mortgage Assets Trust
1.992% (US0001M + 0.120%) due 10/25/2046 ~		$13,034	12,207
2.062% (US0001M + 0.190%) due 05/25/2046 ^~		21,534	18,201
3.230% due 11/25/2035 ^~		6,481	6,042
American Home Mortgage Investment Trust
3.668% (US0006M + 1.500%) due 09/25/2045 ~		2,175	2,179
3.706% (US0012M + 1.500%) due 10/25/2034 ~		2,998	3,018
3.961% (US0006M + 1.750%) due 12/25/2035 ~		1,652	1,088
3.961% (US0006M + 1.750%) due 11/25/2045 ^~		6,634	5,241
3.981% (US0012M + 1.500%) due 02/25/2044 ~		34	34
4.211% (US0006M + 2.000%) due 02/25/2045 ~		1,932	1,952
Banc of America Alternative Loan Trust
2.272% (US0001M + 0.400%) due 05/25/2035 ^~		656	556
5.500% due 06/25/2037 ^		1,121	1,021
6.000% due 11/25/2035 ^		988	1,003
6.000% due 07/25/2046 ^		1,759	1,587
Banc of America Funding Trust
1.972% (US0001M + 0.100%) due 04/25/2037 ~		313	256
2.012% (US0001M + 0.190%) due 10/20/2036 ~		14,107	12,694
2.012% (US0001M + 0.190%) due 10/20/2046 ^~		2,318	2,185
2.032% (US0001M + 0.210%) due 04/20/2047 ^~		4,002	3,614
2.062% (US0001M + 0.240%) due 04/20/2035 ~		37	37
2.082% (US0001M + 0.210%) due 04/25/2037 ^~		2,660	2,203
2.122% (US0001M + 0.300%) due 02/20/2035 ~		682	679
2.152% (US0001M + 0.280%) due 07/25/2037 ~		1,406	1,354
2.272% (US0001M + 0.400%) due 05/25/2037 ^~		5,136	4,600
2.402% (US0001M + 0.580%) due 05/20/2035 ^~		698	611
3.596% due 10/20/2046 ^~		3,182	2,711
3.600% due 09/20/2034 ~		235	240
3.608% due 05/25/2035 ~		55	57

See Accompanying Notes	13

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.626% due 04/20/2036 ^~	$2,840	$2,625
3.669% due 02/20/2036 ~	3,455	3,280
3.674% due 09/20/2047 ^~	4,617	4,177
3.685% due 03/20/2035 ~	426	432
3.694% due 10/20/2046 ^~	1,936	1,548
3.723% due 09/20/2046 ^~	2,788	2,542
3.730% due 05/20/2036 ^~	1,450	1,365
3.745% due 11/20/2035 ^~	1,602	1,514
3.775% due 03/20/2036 ~	206	194
3.784% due 11/20/2034 ~	4,037	3,960
3.946% due 03/20/2036 ~	515	498
4.028% due 01/20/2047 ^~	100	97
5.500% due 09/25/2034	4,273	4,257
5.750% due 10/25/2035	1,997	1,936
5.750% due 09/25/2036	1,672	1,665
5.753% due 10/25/2036 ^	648	598
5.837% due 01/25/2037 ^	537	498
5.888% due 04/25/2037 ^	1,858	1,738
6.000% due 09/25/2036	2,829	2,779
6.000% (US0001M + 0.600%) due 09/25/2036 ~	327	315
6.000% due 09/25/2036 ^	275	264
6.000% due 03/25/2037 ^	8,651	7,800
Banc of America Mortgage Trust
3.548% due 11/25/2034 ~	1,299	1,327
3.619% due 07/25/2035 ~	1,536	1,427
3.658% due 11/25/2034 ~	883	897
3.680% due 05/25/2034 ~	399	404
3.682% due 08/25/2035 ^~	5,101	4,766
3.685% due 11/25/2035 ^~	541	507
3.692% due 02/25/2035 ~	1,414	1,405
3.700% due 07/25/2035 ^~	883	831
3.753% due 09/25/2033 ~	637	638
3.772% due 07/25/2034 ~	102	104
3.818% due 01/25/2036 ~	2,664	2,523
3.873% due 04/25/2034 ~	75	76
3.873% due 07/25/2035 ~	605	594
3.910% due 02/25/2035 ~	465	461
3.927% due 05/25/2033 ~	568	581
3.939% due 11/25/2034 ~	490	508
4.220% due 07/20/2032 ~	97	99
5.500% due 12/25/2020	302	307
5.500% due 05/25/2037 ^	452	392
6.000% due 10/25/2036 ^	3,561	3,378
6.000% (US0001M + 6.000%) due 07/25/2046 ^~	1,193	1,143
6.500% due 10/25/2031	26	27
Barclays Commercial Mortgage Securities Trust
3.323% due 09/10/2028	30,622	30,758
Bayview Commercial Asset Trust
2.302% (LIBOR01M + 0.645%) due 08/25/2034 ~	253	248
BCAP LLC
3.572% due 08/26/2036 ~	13,419	11,590
6.000% due 10/26/2037 ~	3,951	3,681
BCAP LLC Trust
1.731% (US0001M + 0.180%) due 06/26/2037 ~	11,110	9,756
1.751% (US0012M + 1.750%) due 02/28/2037 ~	10,589	9,398
1.761% (US0001M + 0.140%) due 11/26/2036 ~	3,530	3,302
1.761% (LIBOR01M + 0.140%) due 09/28/2037 ~	2,324	2,290
1.771% (US0001M + 0.250%) due 09/28/2036 ~	30,182	27,716
1.781% (US0001M + 0.160%) due 11/26/2036 ~	21,228	20,575
1.781% due 01/28/2037 ~	3,530	3,464
1.789% due 04/28/2036 ~	6,048	6,043
1.790% due 07/26/2036 ~	3,645	3,500
1.791% (US0001M + 0.170%) due 08/26/2033 ~	13,404	12,903
1.791% due 11/28/2036 ~	14,865	14,403
1.791% (US0001M + 0.170%) due 12/28/2036 ~	13,251	12,863
1.791% (US0001M + 0.170%) due 08/26/2046 ~	535	537

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.791% (LIBOR01M + 0.170%) due 06/28/2047 ~	$32,647	$26,203
1.811% due 09/28/2046 ~	14,057	11,963
1.811% (LIBOR01M + 0.190%) due 11/28/2046 ~	3,773	3,730
1.821% (US0001M + 0.200%) due 10/28/2036 ~	12,562	11,872
1.841% (US0001M + 0.220%) due 06/28/2037 ~	12,799	11,116
1.871% (US0001M + 0.250%) due 08/28/2036 ~	22,103	21,755
1.892% (12MTA + 0.760%) due 04/28/2047 ~	14,011	12,132
1.900% due 11/28/2035 ~	13,163	11,059
1.921% due 07/28/2035 ~	13,147	11,705
1.921% (US0001M + 0.300%) due 03/26/2036 ~	25,303	24,882
1.941% due 10/28/2035 ~	10,232	9,112
1.941% (US0001M + 0.740%) due 01/26/2047 ~	13,333	12,222
1.951% due 01/28/2036 ~	18,353	17,615
1.951% (US0001M + 0.330%) due 02/28/2036 ~	17,208	15,506
1.956% (LIBOR12M + 1.250%) due 07/28/2047 ~	45,697	42,962
1.963% (12MTA + 0.840%) due 11/26/2046 ~	3,580	3,579
1.971% (US0001M + 0.350%) due 05/26/2036 ~	1,318	1,309
1.971% (12MTA + 0.770%) due 05/28/2047 ~	16,244	13,492
2.001% (LIBOR01M + 0.380%) due 01/28/2036 ~	18,931	16,800
2.011% (12MTA + 0.810%) due 12/28/2046 ~	18,126	16,707
2.021% (US0001M + 0.400%) due 11/28/2046 ~	13,444	12,986
2.082% (US0001M + 0.210%) due 05/25/2047 ~	101	95
2.092% (US0001M + 0.220%) due 05/25/2047 ^~	12,298	11,276
2.101% due 12/28/2035 ~	12,503	12,167
2.161% (LIBOR01M + 0.270%) due 11/28/2035 ~	21,863	20,485
2.181% (12MTA + 0.980%) due 07/28/2046 ~	21,237	19,338
2.253% due 10/28/2046 ~	11,829	10,595
2.356% due 12/28/2034 ~	6,190	6,019
2.551% (US0001M + 0.930%) due 01/26/2035 ~	46,787	42,493
2.621% (US0001M + 1.000%) due 08/26/2037 ~	14,991	14,777
2.911% due 10/26/2035 ~	254	254
2.921% (LIBOR01M + 1.300%) due 11/28/2035 ~	19,506	15,893
3.071% due 12/28/2036 ~	12,722	12,185
3.214% due 08/28/2036 ~	12,784	11,061
3.223% due 03/26/2036 ~	18,878	17,846
3.254% due 12/28/2036 ~	10,891	9,840
3.309% due 05/28/2036 ~	14,136	12,704
3.312% due 11/28/2037 ~	13,583	10,542
3.324% due 09/28/2035 ~	19,476	19,341
3.332% due 02/28/2036 ~	10,860	10,030
3.335% due 02/28/2036 ~	9,883	9,207
3.342% due 08/28/2046 ~	12,303	11,062
3.352% due 06/28/2036 ~	16,967	15,660
3.368% due 02/28/2037 ~	9,766	8,463
3.370% due 01/28/2038 ~	56,764	49,760
3.392% due 12/28/2035 ~	14,716	14,601
3.399% due 03/28/2036 ~	11,742	11,265
3.421% due 05/28/2035 ~	36,853	37,298
3.464% due 08/28/2036 ~	29,193	28,713
3.480% due 09/28/2035 ~	8,741	7,383
3.481% due 01/28/2036 ~	11,296	11,174
3.491% due 07/26/2036 ~	6,640	6,074
3.493% due 01/26/2034 ~	1,059	1,042
3.494% due 07/28/2036 ~	15,450	15,629
3.499% due 10/28/2035 ~	3,198	3,141
3.517% due 11/28/2035 ~	23,343	20,414
3.530% due 10/28/2035 ~	13,773	13,346
3.544% due 03/28/2036 ~	10,272	8,627
3.545% due 08/28/2035 ~	16,243	16,514
3.545% due 02/26/2036 ~	2,669	2,682
3.552% due 03/28/2037 ~	16,601	15,137
3.564% due 12/26/2037 ~	167	168
3.588% due 03/26/2037 ~	3,456	3,013
3.589% due 10/28/2035 ~	25,353	19,431
3.617% due 07/26/2036 ~	1,138	959

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.619% due 10/28/2035 ~	$32,110	$32,641
3.627% due 10/28/2035 ~	11,357	11,193
3.627% due 11/28/2035 ~	21,631	21,349
3.631% due 10/26/2036 ~	2,033	2,066
3.648% due 10/26/2035 ~	11,447	11,196
3.652% due 02/28/2036 ~	8,390	7,317
3.652% due 03/28/2036 ~	8,271	8,486
3.673% due 12/28/2036 ~	27,610	24,841
3.675% due 02/28/2036 ~	17,330	15,889
3.688% due 05/28/2035 ~	58,921	56,065
3.695% due 10/28/2035 ~	10,738	10,809
3.704% due 03/26/2037 ~	2,973	2,944
3.729% due 09/28/2035 ~	12,570	12,841
3.733% due 08/28/2036 ~	123,365	122,567
3.734% due 05/26/2036 ~	8,244	6,950
3.735% due 06/26/2035 ~	2,455	2,424
3.736% due 09/26/2035 ~	12,126	10,705
3.754% due 03/28/2036 ~	40,471	40,977
3.758% due 05/28/2036 ~	11,741	10,985
3.765% due 06/28/2047 ~	19,020	16,618
3.771% due 04/28/2036 ~	8,164	8,047
3.910% due 07/28/2036 ~	81,503	80,278
3.927% due 03/28/2037 ~	18,539	17,768
4.780% due 07/28/2037 ~	10,215	8,767
4.967% due 03/26/2037	19,791	19,793
5.000% due 01/26/2021 ~	2,575	2,590
5.250% due 06/26/2036	39,351	27,910
5.250% due 04/26/2037	28,499	24,467
5.250% due 04/26/2037 ~	6,766	6,140
5.250% due 06/26/2037	3,590	3,504
5.250% due 08/26/2037 ~	3,455	3,554
5.500% due 11/25/2034	4,874	4,238
5.750% due 02/26/2035 ~	10,180	10,334
5.995% due 08/28/2037 ~	6,981	6,784
5.999% due 07/28/2037 ~	6,258	6,131
6.000% due 10/28/2036 ~	8,318	7,856
6.000% due 02/26/2037 ~	11,256	10,477
6.000% due 05/28/2037 ~	17,498	16,941
6.000% due 08/28/2037	9,611	8,257
6.531% (US0001M + 0.190%) due 07/28/2036 ~	28,003	19,694
Bear Stearns Adjustable Rate Mortgage Trust
2.782% due 11/25/2030 ~	1,044	1,014
3.250% due 03/25/2035 ~	1,153	1,120
3.258% due 05/25/2034 ~	6	5
3.369% due 08/25/2033 ~	14	14
3.556% due 06/25/2035 ^~	899	823
3.558% due 01/25/2035 ~	109	108
3.587% due 04/25/2033 ~	850	857
3.593% due 08/25/2035 ~	1,268	1,178
3.616% due 09/25/2034 ~	1,298	1,305
3.619% due 10/25/2035 ~	897	899
3.660% due 03/25/2035 ~	2,145	2,109
3.670% (H15T1Y + 2.250%) due 02/25/2036 ~	4,353	4,381
3.673% due 11/25/2034 ~	2,335	2,283
3.728% due 02/25/2033 ~	41	40
3.750% due 10/25/2034 ~	29	28
3.753% due 07/25/2034 ~	168	165
3.757% due 01/25/2034 ~	1,385	1,400
3.771% due 07/25/2034 ~	408	415
3.772% due 05/25/2033 ~	489	496
3.794% due 02/25/2034 ~	833	849
3.808% due 01/25/2034 ~	1,829	1,873
3.816% due 01/25/2035 ~	510	500
3.823% due 01/25/2034 ~	20	20
3.827% due 04/25/2033 ~	68	69
3.827% due 04/25/2034 ~	1,111	1,117
3.842% due 02/25/2047 ~	3,816	3,633
3.929% due 04/25/2033 ~	380	379
3.968% due 02/25/2036 ^~	946	926
4.000% due 05/25/2034 ~	1	0
4.125% due 04/25/2034 ~	1	1
Bear Stearns ALT-A Trust
2.032% (US0001M + 0.160%) due 02/25/2034 ~	2,298	2,157
2.072% (US0001M + 0.200%) due 02/25/2034 ~	32	29
2.192% (US0001M + 0.320%) due 08/25/2036 ^~	11,611	12,003
2.192% (US0001M + 0.320%) due 01/25/2047 ~	4,337	4,308
2.212% (US0001M + 0.340%) due 08/25/2036 ~	4,035	3,945
2.312% (US0001M + 0.440%) due 04/25/2035 ~	923	922

14	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.352% (US0001M + 0.480%) due 02/25/2036 ~		$2,008	$1,922
2.372% (US0001M + 0.500%) due 03/25/2035 ~		108	108
2.572% (US0001M + 0.700%) due 09/25/2034 ~		798	800
2.639% due 02/25/2034 ~		122	112
3.354% due 08/25/2036 ^~		4,911	4,024
3.383% due 12/25/2033 ~		1,119	1,129
3.406% due 10/25/2033 ~		32	33
3.425% due 03/25/2036 ~		4,835	4,178
3.434% due 02/25/2036 ^~		1,283	1,144
3.437% due 02/25/2034 ~		2,440	2,508
3.453% due 04/25/2035 ~		9	9
3.471% due 03/25/2036 ~		16,178	12,139
3.474% due 11/25/2036 ^~		5,709	5,214
3.493% due 09/25/2034 ~		806	764
3.500% due 01/25/2036 ^~		10,697	10,589
3.513% due 01/25/2035 ~		2,407	2,010
3.541% due 11/25/2036 ~		1,364	1,278
3.556% due 08/25/2034 ~		60	61
3.562% due 11/25/2035 ^~		4,950	4,155
3.637% due 05/25/2036 ^~		8,788	6,568
3.688% due 05/25/2035 ~		632	643
3.766% due 03/25/2036 ^~		8,914	7,768
3.768% due 05/25/2036 ^~		7,635	5,880
3.799% due 12/25/2046 ^~		621	496
3.811% due 05/25/2035 ~		157	163
3.860% due 08/25/2036 ^~		64	50
4.267% due 11/25/2036 ^~		2,746	2,354
4.674% due 07/25/2035 ^~		10,751	8,928
Bear Stearns Asset-Backed Securities Trust
2.272% (US0001M + 0.400%) due 11/25/2034 ^~		1,748	1,538
5.500% due 01/25/2034		30	31
5.750% due 11/25/2034 ^		3,391	3,443
Bear Stearns Commercial Mortgage Securities Trust
7.000% due 05/20/2030 ~		482	483
Bear Stearns Mortgage Funding Trust
2.032% (US0001M + 0.160%) due 12/25/2046 ~		30,371	28,579
Bear Stearns Mortgage Securities, Inc.
3.945% due 06/25/2030 ~		7	8
Bear Stearns Structured Products, Inc. Trust
3.319% due 12/26/2046 ~		2,638	2,330
3.633% due 01/26/2036 ~		2,744	2,446
Bella Vista Mortgage Trust
2.058% (LIBOR01M + 0.250%) due 05/20/2045 ~		24	18
Berica ABS SRL
0.000% due 12/31/2055 •	EUR	7,993	9,833
Britannia Mortgages PLC
1.000% due 12/20/2048 «	GBP	0	18,357
Britannia Mortgages PLC
0.980% due 12/20/2048 «		153,292	215,228
1.000% due 12/20/2048 «(m)		9,581	5,281
3.280% due 12/20/2048 «		28,742	40,355
BX Trust
2.697% (LIBOR01M + 0.920%) due 07/15/2034 ~		$22,000	22,076
CGMS Commercial Mortgage Trust
2.877% (LIBOR01M + 1.100%) due 07/15/2030 ~		9,200	9,184
Chase Mortgage Finance Trust
3.257% due 02/25/2037 ~		3,074	3,027
3.373% due 12/25/2035 ^~		2,752	2,719
3.456% due 03/25/2037 ^~		4,915	4,858
3.458% due 02/25/2037 ~		320	319

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.481% due 12/25/2035 ^~	$6,594	$6,541
3.569% due 09/25/2036 ^~	658	652
3.618% due 03/25/2037 ^~	208	209
3.652% due 09/25/2036 ^~	78	78
3.677% due 02/25/2037 ~	29	29
3.698% due 02/25/2037 ~	404	405
3.714% due 02/25/2037 ~	50	50
5.500% due 12/25/2022 ^	6,192	4,838
5.500% due 03/25/2037	33	28
6.000% due 11/25/2036 ^	1,724	1,428
6.000% due 02/25/2037 ^	922	750
6.000% due 03/25/2037 ^	881	751
ChaseFlex Trust
2.022% (US0001M + 0.150%) due 08/25/2037 ~	9,105	9,003
2.212% (US0001M + 0.340%) due 08/25/2037 ~	9,309	9,338
2.372% (US0001M + 0.500%) due 06/25/2035 ~	2,770	1,747
4.374% due 08/25/2037 ^	1,323	1,275
5.000% due 07/25/2037 ^	2,149	1,979
6.000% due 02/25/2037 ^	1,911	1,525
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.994% (LIBOR01M + 0.300%) due 01/25/2036 ~	1,037	1,005
2.052% (US0001M + 0.180%) due 05/25/2036 ~	1,189	1,166
2.052% (US0001M + 0.180%) due 07/25/2036 ~	941	909
2.082% (US0001M + 0.210%) due 10/25/2046 ~	2,268	2,218
2.122% (US0001M + 0.250%) due 08/25/2035 ~	522	514
Citicorp Mortgage Securities Trust
5.500% due 12/25/2022	1	1
5.500% due 02/25/2026	59	59
5.500% due 04/25/2037	611	612
5.750% due 09/25/2037	985	999
6.000% due 06/25/2036	2,911	2,949
6.000% due 08/25/2036	849	865
Citicorp Mortgage Securities, Inc.
4.750% due 02/25/2020	154	155
Citigroup Global Markets Mortgage Securities, Inc.
2.372% (US0001M + 0.500%) due 05/25/2032 ~	62	62
7.000% due 12/25/2018	3	3
Citigroup Mortgage Loan Trust
0.000% due 09/25/2064 «~	76	74
1.942% (LIBOR01M + 0.070%) due 01/25/2037 ~	510	433
2.421% (US0001M + 0.800%) due 08/25/2035 ^~	2,597	2,452
3.081% due 10/25/2046 ~	3,168	2,848
3.262% due 03/25/2037 ~	7,933	6,997
3.554% due 07/25/2046 ^~	2,968	2,788
3.560% due 08/25/2035 ~	6,153	4,927
3.571% due 04/25/2037 ^~	1,943	1,687
3.588% due 03/25/2037 ^~	2,364	2,146
3.630% (H15T1Y + 2.400%) due 10/25/2035 ~	19	20
3.911% due 09/25/2064 ~	51,889	46,463
6.250% due 11/25/2037 ~	3,446	2,774
Citigroup Mortgage Loan Trust, Inc.
2.830% (H15T1Y + 1.800%) due 09/25/2035 ~	2,183	2,139
3.180% (H15T1Y + 2.150%) due 09/25/2035 ~	15,092	15,305
3.358% due 12/25/2035 ^~	1,825	1,370
3.414% due 05/25/2035 ~	1,305	1,321
3.748% due 02/25/2034 ~	1,003	1,008
5.500% due 11/25/2035 ^	2,045	2,043
CitiMortgage Alternative Loan Trust
5.750% due 07/25/2022	550	552
6.000% due 09/25/2036	461	447
6.000% due 06/25/2037 ^	1,118	1,092
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	24	25
Commercial Mortgage Trust
3.142% due 02/10/2048	4,200	4,213
Community Program Loan Trust
4.500% due 04/01/2029	5,694	5,691
Countrywide Alternative Loan Resecuritization Trust
4.508% due 08/25/2037 ^~	1,835	1,384
6.000% due 05/25/2036 ^	1,553	1,306
6.000% due 08/25/2037 ^~	1,665	1,340
Countrywide Alternative Loan Trust
2.012% (US0001M + 0.190%) due 09/20/2046 ~	3,604	3,009
2.012% (US0001M + 0.140%) due 04/25/2047 ~	9,209	8,117

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.032% (US0001M + 0.210%) due 03/20/2046 ~	$1,532	$1,306
2.032% (US0001M + 0.210%) due 05/20/2046 ^~	1,001	844
2.032% (US0001M + 0.160%) due 12/25/2046 ^~	1,294	1,276
2.042% (US0001M + 0.170%) due 11/25/2036 ~	2,494	2,384
2.042% (US0001M + 0.170%) due 01/25/2037 ^~	574	561
2.042% (US0001M + 0.170%) due 06/25/2046 ~	945	910
2.052% (US0001M + 0.230%) due 07/20/2035 ~	48	47
2.052% (US0001M + 0.180%) due 11/25/2036 ~	24,831	23,551
2.052% (US0001M + 0.230%) due 05/20/2046 ^~	11,441	9,122
2.052% (US0001M + 0.180%) due 05/25/2047 ~	4,069	3,975
2.062% (US0001M + 0.190%) due 07/25/2046 ^~	2,255	1,891
2.062% (US0001M + 0.190%) due 09/25/2046 ^~	13,093	12,046
2.072% (US0001M + 0.200%) due 06/25/2037 ~	8	7
2.072% (US0001M + 0.200%) due 04/25/2047 ~	6,838	6,554
2.082% (US0001M + 0.210%) due 05/25/2035 ~	146	139
2.082% (US0001M + 0.210%) due 07/25/2046 ^~	263	241
2.122% (US0001M + 0.300%) due 11/20/2035 ~	22	21
2.122% (US0001M + 0.250%) due 09/25/2046 ^~	961	743
2.122% (US0001M + 0.250%) due 10/25/2046 ^~	202	155
2.132% (US0001M + 0.260%) due 07/25/2036 ~	25,606	20,598
2.132% (US0001M + 0.260%) due 07/25/2046 ^~	512	284
2.142% (US0001M + 0.270%) due 05/25/2036 ^~	23	7
2.152% (US0001M + 0.330%) due 11/20/2035 ~	3,704	3,620
2.152% (US0001M + 0.280%) due 12/25/2035 ~	26	25
2.152% (US0001M + 0.280%) due 02/25/2037 ~	2,529	2,301
2.162% (US0001M + 0.290%) due 11/25/2035 ~	2,038	1,801
2.162% (US0001M + 0.290%) due 02/25/2036 ^~	2,249	1,887
2.202% (US0001M + 0.330%) due 09/25/2035 ~	1,033	949
2.222% (US0001M + 0.350%) due 09/25/2035 ~	1,397	1,313
2.222% (US0001M + 0.350%) due 05/25/2036 ^~	3,511	2,057
2.222% (US0001M + 0.350%) due 06/25/2036 ^~	1,823	1,198
2.222% (US0001M + 0.350%) due 05/25/2037 ^~	207	121
2.283% (12MTA + 1.000%) due 12/25/2035 ~	427	396
2.283% (12MTA + 1.000%) due 02/25/2036 ~	512	468
2.372% (US0001M + 0.500%) due 06/25/2035 ~	2,926	2,814
2.372% (US0001M + 0.500%) due 04/25/2036 ~	9,718	5,816
2.383% (12MTA + 1.100%) due 08/25/2035 ^~	146	106
2.392% (US0001M + 0.520%) due 07/25/2035 ~	2,743	2,717
2.392% (US0001M + 0.520%) due 12/25/2035 ~	928	900
2.422% (US0001M + 0.550%) due 08/25/2034 ~	24	22
2.422% (US0001M + 0.550%) due 10/25/2036 ^~	3,302	2,271
2.452% (US0001M + 0.580%) due 06/25/2034 ~	2,122	2,087
2.552% (US0001M + 0.680%) due 10/25/2035 ~	3,518	2,675
2.572% (US0001M + 0.700%) due 10/25/2035 ^~	1,509	1,295
2.642% (US0001M + 0.770%) due 11/25/2035 ~	326	311

See Accompanying Notes	15

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.663% (12MTA + 1.380%) due 11/25/2047 ^~	$6,557	$5,586
2.672% (US0001M + 0.800%) due 12/25/2035 ^~	2,311	2,050
2.683% (12MTA + 1.400%) due 08/25/2035 ~	1,283	1,311
2.763% (12MTA + 1.480%) due 01/25/2036 ~	50	50
2.922% (US0001M + 1.050%) due 06/25/2034 ~	8,402	7,970
2.972% (US0001M + 1.100%) due 02/25/2036 ^~	4,801	4,070
3.364% due 10/25/2035 ^~	428	369
3.402% due 11/25/2035 ^~	1,139	1,032
5.250% due 06/25/2035 ^	645	612
5.500% due 07/25/2035 ^	2,508	2,181
5.500% due 11/25/2035 ^	5,886	5,349
5.500% due 11/25/2035	2,507	1,977
5.500% due 12/25/2035 ^	1,972	1,751
5.500% due 02/25/2036 ^	1,699	1,519
5.750% (US0001M + 1.000%) due 03/25/2037 ^~	999	893
5.750% due 07/25/2037 ^	185	166
6.000% due 10/25/2033	345	359
6.000% due 03/25/2035 ^	214	167
6.000% due 04/25/2036 ^	1,473	1,162
6.000% due 05/25/2036 ^	1,477	1,192
6.000% due 06/25/2036 ^	1,270	1,097
6.000% (US0001M + 1.000%) due 08/25/2036 ^~	1,590	1,418
6.000% due 08/25/2036 ^	2,999	2,674
6.000% due 11/25/2036 ^	81	70
6.000% due 02/25/2037 ^	7,163	5,169
6.000% due 02/25/2037	492	426
6.000% due 03/25/2037 ^	2,138	1,645
6.000% due 04/25/2037	4,328	3,412
6.000% due 05/25/2037 ^	445	335
6.000% due 08/25/2037	649	595
6.250% due 12/25/2033	43	44
6.250% due 11/25/2036 ^	685	616
6.250% due 11/25/2036	2,905	2,383
6.250% due 08/25/2037 ^	2,903	2,550
6.500% due 05/25/2036 ^	2,729	2,127
6.500% due 09/25/2036	1,295	1,072
6.500% due 08/25/2037 ^	8,468	6,429
6.500% due 09/25/2037 ^	1,895	1,366
14.653% (- 2.75*US0001M + 19.800%) due 07/25/2035 ~	1,168	1,342
Countrywide Home Loan Mortgage Pass-Through Trust
2.212% (US0001M + 0.340%) due 03/25/2036 ~	548	142
2.222% (US0001M + 0.350%) due 02/25/2036 ^~	124	45
2.243% (12MTA + 0.960%) due 04/25/2046 ^~	6,948	3,679
2.332% (US0001M + 0.460%) due 05/25/2035 ~	6,878	6,370
2.412% (US0001M + 0.540%) due 03/25/2035 ~	540	521
2.452% (US0001M + 0.580%) due 04/25/2035 ~	8,988	8,565
2.472% (US0001M + 0.600%) due 05/25/2035 ~	1,762	1,646
2.512% (US0001M + 0.640%) due 03/25/2035 ~	197	185
2.532% (US0001M + 0.660%) due 02/25/2035 ~	928	895
2.552% (US0001M + 0.680%) due 02/25/2035 ~	191	186
2.580% due 04/25/2035 ~	125	98
2.632% (US0001M + 0.760%) due 09/25/2034 ~	73	72
3.112% due 07/25/2034 ~	1,043	1,046
3.159% due 06/20/2034 ~	565	567
3.213% due 06/19/2031 ~	42	41

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.242% due 05/20/2036 ^~	$1,436	$1,347
3.306% due 03/25/2037 ^~	708	646
3.310% due 11/20/2034 ~	3,307	3,324
3.351% due 10/20/2035 ~	673	596
3.351% due 02/20/2036 ^~	157	136
3.381% due 10/25/2035 ^~	3,096	2,675
3.412% due 08/25/2034 ^~	3	3
3.412% due 08/25/2034 ~	101	98
3.446% due 04/20/2036 ^~	1,766	1,631
3.450% due 02/25/2047 ^~	804	728
3.473% due 09/25/2047 ^~	2,304	2,172
3.479% (US0012M + 1.750%) due 02/20/2036 ^~	148	140
3.480% due 11/25/2037 ~	5,587	4,931
3.481% due 04/25/2035 ^~	2,241	2,067
3.491% due 11/25/2034 ~	4,440	4,431
3.498% due 08/25/2034 ^~	1,790	1,752
3.500% due 07/19/2031 ~	20	20
3.511% due 11/20/2034 ~	189	193
3.518% due 07/20/2034 ~	319	310
3.537% (US0012M + 1.750%) due 02/20/2036 ^~	19	17
3.549% due 12/19/2033 ~	35	36
3.647% due 02/25/2034 ~	22	22
3.662% due 10/19/2032 ~	28	27
3.668% due 08/25/2034 ^~	1,797	1,698
3.673% due 10/25/2033 ~	1,712	1,697
3.811% due 11/19/2033 ~	132	135
3.838% due 04/20/2035 ~	286	287
4.500% due 09/25/2035	2,008	1,942
5.000% due 09/25/2035 ^	46	44
5.500% due 01/25/2035	384	390
5.500% due 03/25/2035	545	548
5.500% due 09/25/2035 ^	4,898	4,831
5.500% due 10/25/2035 ^	3,213	3,037
5.500% due 11/25/2035 ^	1,432	1,292
5.750% due 12/25/2035 ^	2,492	2,243
5.750% due 02/25/2037 ^	1,776	1,505
5.750% due 07/25/2037 ^	884	820
6.000% due 05/25/2036 ^	2,633	2,231
6.000% due 07/25/2036	6,804	5,981
6.000% due 12/25/2036 ^	176	151
6.000% due 02/25/2037	913	790
6.000% due 02/25/2037 ^	3,740	3,377
6.000% due 03/25/2037 ^	713	623
6.000% due 07/25/2037	1,020	867
6.000% due 08/25/2037 ^	5,847	5,105
6.000% due 09/25/2037 ^	485	444
6.250% due 09/25/2036 ^	6,946	5,951
6.250% due 02/25/2038 ^	1,729	1,469
Countrywide Home Loan Reperforming REMIC Trust
2.212% (US0001M + 0.340%) due 06/25/2035 ~	2,195	2,124
7.500% due 06/25/2035 ^	1,169	1,207
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~	1	1
2.195% due 03/25/2032 ~	359	341
3.022% (US0001M + 1.150%) due 09/25/2034 ^~	1,929	1,897
3.525% due 09/25/2034 ~	1,071	1,074
5.119% due 06/25/2032 ~	18	18
5.500% due 09/25/2035	4,790	4,565
7.500% due 05/25/2032	71	76
7.500% due 12/25/2032	2	2
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
2.612% (US0001M + 0.740%) due 06/25/2034 ~	692	682
3.093% due 07/25/2033 ~	1,406	1,399
3.137% due 10/25/2033 ~	72	72
3.635% due 05/25/2034 ~	2,001	2,049
5.500% due 10/25/2035	1,511	1,411
6.000% due 11/25/2035 ^	28	24
Credit Suisse Mortgage Capital Certificates
3.285% due 07/27/2037 ~	16,663	15,512
3.474% due 04/26/2038 ~	1,717	1,711
3.562% due 11/26/2035 ~	434	436
3.634% due 04/28/2037 ~	10,433	8,506
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^~	1,264	676
5.837% due 04/25/2037 ~	21,299	10,571
5.863% due 02/25/2037 ^~	3,499	1,557
6.000% due 07/25/2036	1,355	1,144
6.000% due 04/25/2037 ^	1,378	1,049
7.000% due 08/25/2037 ~	6,504	4,033
Credit Suisse Mortgage Capital Trust
0.000% due 04/25/2048 «(h)	834	835
0.000% due 07/25/2057 «(h)	684	682
1.861% (LIBOR01M + 0.240%) due 05/27/2037 ~	4,634	4,617

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.222% due 07/25/2057 «~		$563,224	$520,594
3.532% due 04/25/2048 «~		170,995	157,621
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		1,834	858
5.720% due 09/25/2036		2,637	1,580
6.172% due 06/25/2036 ^		2,389	1,148
CSMC Trust
1.000% due 07/25/2045 «(c)		650,000	660,638
Deutsche ALT-A Securities, Inc.
1.972% (US0001M + 0.100%) due 08/25/2037 ^~		7,563	6,564
1.992% (US0001M + 0.120%) due 08/25/2036 ~		4,767	4,257
2.012% (LIBOR01M + 0.140%) due 07/25/2047 ~		18,603	17,723
2.022% (US0001M + 0.150%) due 02/25/2047 ~		7,409	6,274
2.112% (US0001M + 0.240%) due 01/25/2047 ~		4,035	3,339
3.260% due 10/25/2035 ~		1,820	1,588
3.981% due 10/25/2035 ~		295	292
5.000% due 10/25/2018		30	30
5.500% due 12/25/2035 ^		1,332	1,211
Deutsche ALT-B Securities, Inc.
1.972% (US0001M + 0.100%) due 10/25/2036 ^~		14	11
5.869% due 10/25/2036 ^		1,120	1,065
5.886% due 10/25/2036 ^		1,120	1,065
6.005% due 10/25/2036 ^~		845	804
6.300% due 07/25/2036 ^		1,146	1,035
Deutsche Mortgage & Asset Receiving Corp.
1.861% (LIBOR01M + 0.240%) due 11/27/2036 ~		7,864	7,656
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021 «		42	35
Downey Savings & Loan Association Mortgage Loan Trust
1.988% (US0001M + 0.180%) due 04/19/2047 ^~		991	825
2.628% (US0001M + 0.820%) due 09/19/2044 ~		102	102
3.447% due 07/19/2044 ~		28	28
EMF-NL Prime BV
0.471% (EUR003M + 0.800%) due 04/17/2041 ~	EUR	6,844	8,035
Eurosail PLC
1.171% (EUR003M + 1.500%) due 10/17/2040 ~		2,760	3,429
First Horizon Alternative Mortgage Securities Trust
2.242% (US0001M + 0.370%) due 02/25/2037 ~		$28	17
2.372% (US0001M + 0.500%) due 06/25/2035 ^~		3,633	2,876
3.165% due 08/25/2035 ^~		2,527	2,290
3.333% due 08/25/2034 ~		553	551
3.337% due 03/25/2035 ~		57	48
5.500% due 05/25/2035		2,790	2,624
5.500% due 06/25/2035 ^		3,251	3,091
6.000% due 07/25/2036 ^		2,276	1,929
6.250% due 08/25/2037 ^		743	604
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		137	121
First Horizon Mortgage Pass-Through Trust
2.142% (US0001M + 0.270%) due 02/25/2035 ~		17	16
3.261% due 08/25/2035 ~		1,403	1,202
3.343% due 10/25/2035 ^~		6,755	6,491
3.445% due 11/25/2035 ^~		1,314	1,209
3.473% due 11/25/2034 ~		2,372	2,371
3.474% due 11/25/2037 ^~		5,589	5,275
3.566% due 10/25/2035 ~		788	778
3.603% due 09/25/2035 ~		3,011	2,954

16	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.657% due 01/25/2037 ^~		$59	$54
3.945% due 10/25/2036 ~		517	465
4.171% due 04/25/2035 ~		2,050	2,100
5.250% due 05/25/2021 ^		303	214
5.500% due 01/25/2035		265	271
5.750% due 02/25/2036 ^		518	462
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		65	66
General Motors Acceptance Corp.
7.430% due 12/01/2021		22	22
GMAC Mortgage Corp. Loan Trust
3.765% due 05/25/2035 ~		2,060	1,972
3.821% due 04/19/2036 ^~		4,471	4,168
4.054% due 06/25/2034 ~		19	19
4.125% due 06/25/2034 ~		27	27
4.413% due 06/19/2035 ~		224	222
Great Hall Mortgages PLC
0.000% due 03/18/2039 •	EUR	1,594	1,944
0.744% (BP0003M + 0.130%) due 03/18/2039 ~	GBP	46,441	64,455
0.754% (BP0003M + 0.140%) due 06/18/2039 ~		13,413	18,552
2.308% (US0003M + 0.130%) due 06/18/2039 ~		$20,664	20,289
Grecale ABS SRL
0.026% (EUR006M + 0.300%) due 04/28/2056 ~	EUR	5,622	6,908
GreenPoint Mortgage Funding Trust
2.072% (US0001M + 0.200%) due 10/25/2046 ~		$739	625
2.072% (US0001M + 0.200%) due 12/25/2046 ^~		616	560
2.112% (US0001M + 0.240%) due 08/25/2045 ~		3,759	3,539
2.142% (US0001M + 0.270%) due 04/25/2036 ^~		56	136
2.212% (US0001M + 0.340%) due 10/25/2046 ~		688	499
2.312% (US0001M + 0.440%) due 06/25/2045 ~		624	599
2.412% (US0001M + 0.540%) due 11/25/2045 ~		414	368
GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		18,300	18,087
GS Mortgage Securities Trust
1.968% due 11/10/2045 ~(a)		39,786	2,959
3.199% due 10/10/2031		8,510	8,406
GSC Capital Corp. Mortgage Trust
2.052% (US0001M + 0.180%) due 05/25/2036 ^~		242	216
GSMPS Mortgage Loan Trust
2.222% (US0001M + 0.350%) due 09/25/2035 ~		5,671	5,142
7.500% due 06/25/2043		2,616	2,854
GSR Mortgage Loan Trust
2.172% (US0001M + 0.300%) due 07/25/2035 ~		203	188
2.222% (US0001M + 0.350%) due 01/25/2034 ~		42	41
2.910% (H15T1Y + 1.750%) due 04/25/2032 ~		111	102
3.111% due 06/25/2034 ~		319	316
3.520% due 07/25/2035 ~		55	55
3.524% due 09/25/2035 ~		66	66
3.524% due 04/25/2036 ~		70	63
3.564% due 11/25/2035 ^~		2,934	2,598
3.630% (H15T1Y + 1.750%) due 03/25/2033 ~		22	22
3.630% due 05/25/2035 ~		1,362	1,348
3.635% due 05/25/2035 ~		30	29

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.639% due 11/25/2035 ~	$25	$25
3.641% due 11/25/2035 ~	56	57
3.643% due 04/25/2035 ~	374	373
3.658% due 01/25/2036 ^~	164	163
3.689% due 03/25/2037 ^~	7,025	6,427
3.785% due 04/25/2035 ~	1,933	1,950
5.000% due 05/25/2036 ^	350	601
5.000% due 05/25/2037 ^	8	8
5.500% due 06/25/2035	3,043	3,162
5.500% due 06/25/2036 ^	1,333	1,305
5.750% due 02/25/2036	1,028	1,002
5.750% due 02/25/2037 ^	1,367	1,829
6.000% due 08/25/2021 ^	92	91
6.000% due 03/25/2032	6	6
6.000% due 11/25/2035	1,375	1,230
6.000% due 11/25/2035 ^	11,670	9,511
6.000% due 02/25/2036 ^	5,797	5,016
6.000% due 01/25/2037 ^	4,000	3,768
6.000% due 03/25/2037 ^	36	32
6.000% due 05/25/2037 ^	3,432	3,235
6.000% due 07/25/2037 ^	321	296
6.250% due 09/25/2036 ^	770	750
6.500% due 09/25/2036 ^	3,342	2,750
HarborView Mortgage Loan Trust
1.958% (US0001M + 0.150%) due 01/25/2047 ~	3,557	3,335
1.988% (US0001M + 0.180%) due 07/19/2046 ^~	25,257	16,765
2.008% (US0001M + 0.200%) due 09/19/2046 ~	4,487	4,031
2.018% (US0001M + 0.210%) due 11/19/2036 ~	4,994	4,193
2.248% (US0001M + 0.440%) due 05/19/2035 ~	14,384	13,905
2.288% (US0001M + 0.480%) due 06/19/2035 ~	2,018	1,990
2.368% (US0001M + 0.560%) due 06/19/2034 ~	782	760
2.368% (US0001M + 0.560%) due 02/19/2036 ~	7,293	6,260
2.408% (US0001M + 0.600%) due 04/19/2034 ~	971	916
2.448% (US0001M + 0.640%) due 01/19/2035 ~	1,652	1,526
2.508% (US0001M + 0.700%) due 01/19/2035 ~	2,955	2,684
2.528% (US0001M + 0.720%) due 01/19/2035 ~	163	159
2.608% (US0001M + 0.800%) due 11/19/2034 ~	294	267
2.627% (COF 11 + 1.850%) due 06/19/2045 ^~	13,048	8,683
2.872% (US0001M + 1.000%) due 10/25/2037 ~	1,729	1,711
3.565% due 06/19/2036 ^~	4,214	3,034
3.587% due 04/19/2034 ~	19	19
3.628% due 07/19/2035 ~	405	359
3.700% due 08/19/2036 ^~	1,015	939
3.833% due 06/19/2036 ~	6,644	4,700
3.865% due 12/19/2035 ^~	1,819	1,804
Hilton USA Trust
2.828% due 11/05/2035	33,800	33,002
Holmes Master Issuer PLC
2.146% due 10/15/2054 ~	57,500	57,540
HomeBanc Mortgage Trust
2.132% (US0001M + 0.260%) due 01/25/2036 ~	2,402	2,380
2.142% (US0001M + 0.270%) due 10/25/2035 ~	56	56
2.612% (US0001M + 0.740%) due 12/25/2034 ~	2,837	2,834
2.732% (US0001M + 0.860%) due 08/25/2029 ~	1,457	1,401
3.122% due 04/25/2037 ^~	2,306	2,163
3.348% due 04/25/2037 ^~	3,383	3,037
Homestar Mortgage Acceptance Corp.
2.322% (US0001M + 0.450%) due 07/25/2034 ~	716	719
HSI Asset Securitization Corp. Trust
2.092% (US0001M + 0.220%) due 11/25/2035 ~	16,238	13,540
Impac CMB Trust
2.612% (US0001M + 0.740%) due 11/25/2034 ~	1,260	1,261
2.632% (US0001M + 0.760%) due 10/25/2033 ~	20	19
2.652% (US0001M + 0.780%) due 10/25/2034 ~	556	546
4.559% due 09/25/2034	208	206
Impac Secured Assets CMN Owner Trust
3.525% due 07/25/2035 ~	1,053	868

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Impac Secured Assets Corp.
2.672% (US0001M + 0.800%) due 11/25/2034 ~	$123	$123
Impac Secured Assets Trust
2.042% (US0001M + 0.170%) due 01/25/2037 ~	8,449	8,109
IndyMac Adjustable Rate Mortgage Trust
2.779% due 01/25/2032 ~	289	284
2.784% due 01/25/2032 ~	63	62
3.197% due 08/25/2031 ~	328	332
IndyMac Mortgage Loan Trust
2.012% (LIBOR01M + 0.140%) due 04/25/2037 ~	3,869	3,844
2.032% (LIBOR01M + 0.160%) due 04/25/2037 ~	1,922	1,855
2.052% (US0001M + 0.180%) due 02/25/2037 ~	20,963	19,443
2.052% (LIBOR01M + 0.180%) due 07/25/2047 ~	8,675	6,628
2.062% (LIBOR01M + 0.190%) due 04/25/2037 ~	1,574	1,497
2.072% (US0001M + 0.200%) due 11/25/2046 ~	666	608
2.082% (US0001M + 0.210%) due 04/25/2046 ~	4,934	4,583
2.082% (US0001M + 0.210%) due 05/25/2046 ~	119	115
2.112% (US0001M + 0.240%) due 07/25/2035 ~	2,125	2,055
2.172% (US0001M + 0.300%) due 11/25/2035 ^~	594	461
2.172% (US0001M + 0.300%) due 06/25/2037 ^~	1,091	686
2.182% (US0001M + 0.310%) due 10/25/2036 ~	12,823	10,169
2.332% (US0001M + 0.460%) due 04/25/2035 ~	236	226
2.512% (US0001M + 0.640%) due 07/25/2045 ~	61	59
2.652% (US0001M + 0.780%) due 05/25/2034 ~	4	4
2.672% (US0001M + 0.800%) due 11/25/2034 ~	47	43
2.692% (US0001M + 0.820%) due 11/25/2034 ^~	1,301	1,101
3.036% due 06/25/2037 ~	7,007	5,164
3.082% due 06/25/2037 ^~	2,776	2,569
3.217% due 01/25/2035 ~	104	99
3.289% due 07/25/2037 ~	1,453	1,223
3.320% due 08/25/2035 ~	53	48
3.354% due 01/25/2036 ^~	597	536
3.362% due 12/25/2035 ~	3,891	3,736
3.428% due 08/25/2036 ~	1,594	1,581
3.446% due 08/25/2035 ~	610	556
3.446% due 08/25/2035 ^~	518	472
3.447% due 10/25/2035 ~	502	459
3.462% due 01/25/2036 ^~	5,195	4,721
3.491% due 04/25/2037 ^~	13,073	11,703
3.494% due 12/25/2034 ~	128	126
3.506% due 09/25/2035 ^~	13,592	12,882
3.516% due 03/25/2036 ~	3,071	2,775
3.537% due 04/25/2037 ~	7,259	6,845
3.547% due 05/25/2036 ~	3,197	2,945
3.633% due 11/25/2037 ~	2,149	2,110
3.680% due 10/25/2034 ~	2,694	2,735
3.684% due 01/25/2036 ~	7,586	7,557
3.713% due 02/25/2035 ~	448	433
6.250% due 11/25/2037 ^	1,311	1,070
JPMorgan Alternative Loan Trust
2.012% (US0001M + 0.140%) due 03/25/2037 ~	1,808	1,718

See Accompanying Notes	17

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.229% due 12/25/2036 ~	$17,112	$16,316
3.391% due 11/25/2036 ^~	1,761	1,821
3.701% due 05/25/2037 ^~	6,379	6,341
5.658% due 05/26/2037 «~	35,506	30,579
6.050% due 05/25/2036	303	307
JPMorgan Chase Commercial Mortgage Securities Re-REMIC Trust
3.227% (LIBOR01M + 1.450%) due 01/15/2033 ~	5,413	5,428
JPMorgan Chase Commercial Mortgage Securities Trust
3.227% (LIBOR01M + 1.450%) due 10/15/2033 ~	12,600	12,624
3.474% due 12/15/2049 ~	6,700	6,738
JPMorgan Mortgage Trust
3.132% due 02/25/2034 ~	404	404
3.144% due 11/25/2033 ~	11	11
3.161% due 07/27/2037 ~	12,229	11,978
3.337% due 06/25/2035 ~	3,641	3,610
3.410% due 10/25/2035 ^~	758	684
3.434% due 11/25/2035 ~	1,713	1,694
3.447% due 05/25/2036 ~	4,133	4,121
3.485% due 08/25/2036 ^~	3,271	3,241
3.485% due 10/25/2036 ~	152	135
3.492% due 11/25/2035 ~	2,987	2,897
3.497% due 10/25/2035 ^~	1,891	1,789
3.520% due 04/25/2036 ^~	4,974	4,678
3.536% due 07/25/2035 ~	462	465
3.538% due 04/25/2036 ^~	1,944	1,929
3.538% due 04/25/2036 ~	4,487	4,565
3.580% due 06/25/2035 ~	4,760	4,732
3.605% due 10/25/2036 ^~	4,192	3,965
3.614% due 04/25/2037 ^~	527	498
3.631% due 07/25/2035 ~	1,397	1,404
3.643% due 02/25/2036 ^~	96	90
3.647% due 08/25/2035 ^~	2,406	2,355
3.648% due 10/25/2035 ~	1,656	1,565
3.673% due 10/25/2036 ^~	51	46
3.675% due 02/25/2036 ^~	16	15
3.676% due 07/25/2035 ~	37	38
3.681% due 04/25/2035 ~	180	182
3.688% due 07/25/2035 ~	173	172
3.690% due 08/25/2035 ~	4,120	4,158
3.695% due 10/25/2035 ~	80	81
3.702% due 09/25/2035 ~	398	394
3.704% due 07/25/2035 ~	6,375	6,557
3.722% due 07/25/2035 ~	1,772	1,779
3.733% due 06/25/2035 ~	496	465
3.739% due 07/25/2035 ~	621	634
3.754% due 08/25/2035 ~	1,527	1,541
5.000% due 08/25/2020	387	389
5.500% due 03/25/2022 ^	221	240
5.500% due 07/25/2036 ^	984	909
5.750% due 01/25/2036 ^	27	23
6.000% due 01/25/2037 ^	15,555	13,124
6.500% due 07/25/2036 ^	4,079	3,125
6.500% due 08/25/2036 ^	657	555
Lavender Trust
6.250% due 10/26/2036	5,662	4,702
Legacy Mortgage Asset Trust
2.796% due 12/26/2057 «	705,022	719,729
Lehman Mortgage Trust
2.192% (US0001M + 0.320%) due 08/25/2036 ^~	7,664	6,294
2.522% (US0001M + 0.650%) due 06/25/2037 ^~	686	626
5.000% due 12/25/2035 ^	219	202
5.298% due 01/25/2036 ^~	4,432	4,394
5.354% due 12/25/2035 ~	5,217	3,324
5.500% due 01/25/2036	1,103	997
5.837% due 04/25/2036 ~	990	900
6.000% due 07/25/2036 ^	6,625	5,277
6.000% due 09/25/2036 ^	2,286	1,935
Lehman XS Trust
1.801% (LIBOR01M + 0.180%) due 07/25/2037 ^~	3,803	3,843
1.992% (US0001M + 0.120%) due 07/25/2037 ~	3,140	4,078
2.032% (LIBOR01M + 0.160%) due 03/25/2047 ^~	6,839	6,665
2.042% (US0001M + 0.170%) due 12/25/2036 ^~	1,170	1,192
2.062% (US0001M + 0.190%) due 11/25/2046 ~	304	298

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.072% (US0001M + 0.200%) due 08/25/2046 ~	$14,210	$12,445
2.072% (US0001M + 0.200%) due 08/25/2046 ^~	1,631	1,393
2.772% (US0001M + 0.900%) due 08/25/2047 ~	9,934	8,320
3.164% (US0001M + 1.500%) due 07/25/2035 ~	4,371	4,377
Luminent Mortgage Trust
2.032% (US0001M + 0.160%) due 11/25/2036 ^~	299	271
2.042% (LIBOR01M + 0.170%) due 12/25/2036 ~	9,962	8,935
2.052% (LIBOR01M + 0.180%) due 12/25/2036 ^~	6,345	5,753
2.072% (US0001M + 0.200%) due 02/25/2046 ~	79	64
2.112% (US0001M + 0.240%) due 04/25/2036 ~	14,626	12,414
MASTR Adjustable Rate Mortgages Trust
2.072% (LIBOR01M + 0.200%) due 05/25/2047 ~	505	419
2.082% (US0001M + 0.210%) due 04/25/2046 ~	6,771	5,868
2.082% (LIBOR01M + 0.210%) due 05/25/2047 ^~	633	622
2.112% (US0001M + 0.240%) due 05/25/2037 ~	1,084	692
2.172% (LIBOR01M + 0.300%) due 05/25/2047 ^~	645	504
2.946% due 07/25/2035 ^~	1,149	1,032
3.153% due 12/25/2033 ~	37	36
3.304% due 10/25/2032 ~	400	400
3.323% due 12/25/2034 ~	2,937	2,888
3.495% due 03/25/2035 ~	485	480
3.527% due 12/25/2033 ~	135	135
3.581% due 05/25/2034 ~	155	155
4.062% due 10/25/2034 ~	2,706	2,650
MASTR Alternative Loan Trust
2.272% (US0001M + 0.400%) due 03/25/2036 ~	7,322	1,378
MASTR Asset Securitization Trust
5.750% (US0001M + 0.950%) due 05/25/2036 ^~	6,345	5,959
6.000% due 06/25/2036 ^	537	526
MASTR Reperforming Loan Trust
2.232% (US0001M + 0.360%) due 07/25/2035 ~	3,515	2,887
7.000% due 08/25/2034	2,351	2,342
7.000% due 05/25/2035	640	631
MASTR Seasoned Securitization Trust
6.500% due 08/25/2032 ~	3,560	3,680
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.477% (US0001M + 0.700%) due 11/15/2031 ~	2,353	2,359
2.517% (US0001M + 0.740%) due 09/15/2030 ~	754	749
2.657% (US0001M + 0.880%) due 11/15/2031 ~	46	43
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.612% due 10/20/2029 ~	1,891	1,903
2.637% (US0001M + 0.860%) due 08/15/2032 ~	119	115
Merrill Lynch Alternative Note Asset Trust
1.791% (LIBOR01M + 0.170%) due 02/25/2037 ~	1,790	1,766
1.982% (US0001M + 0.110%) due 03/25/2037 ~	995	455
2.172% (US0001M + 0.300%) due 03/25/2037 ~	2,632	1,228
3.588% due 06/25/2037 ^~	1,743	1,427
6.000% due 03/25/2037	1,245	563
6.000% due 05/25/2037 ^	7,242	6,669
Merrill Lynch Mortgage Investors Trust
2.122% (US0001M + 0.250%) due 11/25/2035 ~	22	21
2.142% (US0001M + 0.270%) due 04/25/2035 ~	594	592
2.492% (US0001M + 0.620%) due 10/25/2028 ~	58	58
2.532% (US0001M + 0.660%) due 06/25/2028 ~	903	888
2.532% (US0001M + 0.660%) due 09/25/2029 ~	63	63
2.532% (US0001M + 0.660%) due 11/25/2029 ~	234	230
2.612% (US0001M + 0.740%) due 03/25/2028 ~	50	48
2.652% (US0001M + 0.780%) due 03/25/2028 ~	18	18
2.828% (US0006M + 0.660%) due 10/25/2028 ~	35	34

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.947% (US0006M + 0.500%) due 04/25/2029 ~		$518	$515
3.167% (US0006M + 0.720%) due 11/25/2029 ~		248	249
3.188% due 06/25/2035 ~		8,452	8,466
3.274% due 08/25/2034 ~		882	881
3.293% due 02/25/2033 ~		28	27
3.452% due 05/25/2033 ~		3,197	3,202
3.482% due 12/25/2035 ~		1,305	1,249
3.525% due 02/25/2035 ~		5,578	5,715
3.539% due 12/25/2034 ~		50	51
3.543% due 02/25/2034 ~		10	10
3.557% due 12/25/2035 ~		1,237	1,234
3.569% due 05/25/2036 ~		3,664	3,700
3.615% due 07/25/2035 ^~		488	476
3.622% due 09/25/2035 ~		3,609	3,591
3.667% due 11/25/2035 ~		4,746	4,806
3.711% (US0006M + 1.500%) due 12/25/2032 ~		310	309
3.749% due 06/25/2037 ~		972	979
3.879% due 05/25/2033 ~		13	13
5.250% due 08/25/2036		2,105	2,123
Morgan Stanley Mortgage Loan Trust
2.132% (US0001M + 0.260%) due 03/25/2036 ~		1,685	1,391
2.152% (US0001M + 0.280%) due 01/25/2036 ~		14,170	10,811
2.162% (US0001M + 0.290%) due 12/25/2035 ~		42	35
2.172% (US0001M + 0.300%) due 03/25/2035 ~		31	29
2.182% (US0001M + 0.310%) due 01/25/2035 ~		7	7
2.192% (US0001M + 0.320%) due 01/25/2035 ~		3,498	3,268
2.953% due 06/25/2037 ~		4,360	3,119
3.304% due 06/25/2036 ~		259	262
3.345% due 07/25/2035 ^~		390	356
3.356% due 07/25/2035 ^~		10,447	9,792
3.562% due 07/25/2035 ~		497	461
3.602% due 06/25/2036 ~		13,574	10,346
3.911% due 09/25/2035 ^~		3,259	2,410
5.701% due 02/25/2047		1,980	1,387
6.000% due 02/25/2036 ^		671	689
6.000% due 10/25/2037 ^		1,809	1,628
MortgageIT Mortgage Loan Trust
2.102% (US0001M + 0.230%) due 04/25/2036 ~		12,689	12,073
MortgageIT Trust
2.652% (US0001M + 0.780%) due 02/25/2035 ~		751	751
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034 ^		740	726
Newgate Funding PLC
0.273% (EUR003M + 0.600%) due 12/15/2050 ~	EUR	77,064	94,264
0.739% (BP0003M + 0.160%) due 12/01/2050 ~	GBP	700	936
Nomura Asset Acceptance Corp. Alternative Loan Trust
2.872% (US0001M + 1.000%) due 05/25/2035 ~		$4,000	3,127
3.332% due 10/25/2035 ~		109	109
3.920% due 02/25/2036 ^~		425	377
5.820% due 03/25/2047		1,154	1,160
6.138% due 03/25/2047		1,061	1,066
7.000% due 02/19/2030 ~		926	919
Paragon Mortgages PLC
0.762% (BP0003M + 0.240%) due 10/15/2041 ~	GBP	1,771	2,419
0.907% (BP0003M + 0.360%) due 05/15/2041 ~		20,087	27,718

18	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Prime Mortgage Trust
2.272% (US0001M + 0.400%) due 02/25/2034 ~		$1,546	$1,485
6.000% due 06/25/2036 ^		573	674
Proteus RMBS DAC
0.000% due 10/29/2054 «(b)(h)	EUR	250	105
0.000% due 10/29/2054 «~		40,247	35,823
0.149% due 10/29/2054 ~		292,300	359,835
0.999% due 10/29/2054 ~		81,720	100,602
Provident Funding Mortgage Loan Trust
3.276% due 10/25/2035 ~		$571	549
3.766% due 04/25/2034 ~		507	511
RAAC Trust
2.242% (US0001M + 0.370%) due 09/25/2034 ~		447	447
RBSGC Mortgage Loan Trust
2.252% (US0001M + 0.380%) due 12/25/2034 ~		26,695	23,641
RBSSP Resecuritization Trust
1.841% (LIBOR01M + 0.220%) due 10/27/2036 ~		3,153	2,736
1.861% (LIBOR01M + 0.240%) due 08/27/2037 ~		3,835	3,580
1.891% (LIBOR01M + 0.270%) due 09/27/2037 ~		9,301	7,084
1.951% (LIBOR01M + 0.330%) due 02/27/2037 ~		3,866	3,444
2.131% (US0001M + 0.500%) due 09/26/2036 ~		49	49
3.000% due 06/26/2037 ~		132	133
Regal Trust
2.277% (D11COF + 1.500%) due 09/29/2031 ~		40	38
Reperforming Loan REMIC Trust
5.065% due 01/25/2034 ~		388	376
6.500% due 11/25/2034		768	765
7.500% due 11/25/2034		394	396
Residential Accredit Loans, Inc. Trust
2.012% (US0001M + 0.140%) due 01/25/2037 ~		7,154	6,773
2.022% (US0001M + 0.150%) due 02/25/2037 ~		3,383	3,182
2.052% (US0001M + 0.180%) due 05/25/2036 ~		18,566	16,991
2.052% (US0001M + 0.180%) due 09/25/2036 ~		3,439	3,229
2.057% (US0001M + 0.185%) due 12/25/2036 ~		40	38
2.062% (US0001M + 0.190%) due 07/25/2036 ~		4,370	4,069
2.062% (US0001M + 0.190%) due 08/25/2036 ~		8,044	7,481
2.062% (US0001M + 0.190%) due 09/25/2036 ~		72	68
2.062% (US0001M + 0.190%) due 12/25/2036 ~		4,068	3,885
2.072% (US0001M + 0.200%) due 05/25/2047 ~		3,368	3,271
2.082% (US0001M + 0.210%) due 06/25/2037 ~		2,357	2,049
2.082% (US0001M + 0.210%) due 04/25/2046 ~		15,571	7,814
2.142% (US0001M + 0.270%) due 02/25/2046 ~		1,876	1,422
2.202% (US0001M + 0.330%) due 03/25/2037 ~		1,424	490
2.221% (US0001M + 0.300%) due 08/25/2035 ~		527	471

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.272% (US0001M + 0.400%) due 11/25/2036 ^~		$1,940	$1,355
2.643% (12MTA + 1.360%) due 09/25/2045 ~		429	410
3.768% due 08/25/2035 ^~		1,722	1,165
3.964% due 04/25/2035 ~		3,501	3,421
4.608% due 09/25/2035 ^~		595	522
5.057% due 02/25/2036 ^~		1,048	934
5.250% due 09/25/2020		3,601	3,570
6.000% due 08/25/2036 ^		2,459	2,268
6.000% due 09/25/2036 ^		2,259	2,036
6.000% due 09/25/2036		1,977	1,782
6.000% due 11/25/2036 ^		2,585	2,326
6.000% due 01/25/2037 ^		13	12
6.250% due 03/25/2037 ^		1,851	1,621
6.500% due 07/25/2037		672	618
6.500% due 09/25/2037 ^		2,320	2,059
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		234	262
Residential Asset Securitization Trust
2.322% (US0001M + 0.450%) due 12/25/2036 ^~		537	181
5.000% due 08/25/2019		324	324
5.500% due 08/25/2034		103	105
5.500% due 06/25/2035 ^		546	479
5.750% due 02/25/2036 ^		802	628
6.000% due 03/25/2037 ^		4,657	3,323
6.000% due 04/25/2037		328	297
6.000% due 05/25/2037 ^		189	168
6.000% due 07/25/2037 ^		1,278	933
6.250% due 08/25/2036		130	117
6.250% due 10/25/2036 ^		453	432
6.250% due 11/25/2036		2,029	1,381
6.250% due 09/25/2037 ^		2,197	1,567
6.500% due 08/25/2036		1,442	872
6.500% due 09/25/2036 ^		1,487	1,058
Residential Funding Mortgage Securities, Inc. Trust
2.272% (US0001M + 0.400%) due 07/25/2018 ~		1	1
3.822% due 06/25/2035 ~		365	360
3.860% due 11/25/2035 ~		417	381
4.122% due 02/25/2036 ^~		3,038	2,794
4.155% due 02/25/2037 ~		3,789	3,019
5.500% due 12/25/2034		496	502
5.750% due 12/25/2035		1,599	1,535
5.750% due 09/25/2036 ^		10,798	10,339
6.000% due 06/25/2036 ^		1,610	1,598
6.000% due 07/25/2036 ^		1,888	1,854
6.000% due 06/25/2037 ^		855	813
6.500% due 03/25/2032		107	111
Resloc UK PLC
0.826% (BP0003M + 0.220%) due 12/15/2043 ~	GBP	3,196	4,167
RMAC Securities PLC
0.000% due 06/12/2044 •	EUR	2,361	2,837
0.752% (BP0003M + 0.150%) due 06/12/2044 ~	GBP	34,426	47,012
Securitized Asset Sales, Inc.
3.862% due 11/26/2023 ~		$52	47
Sequoia Mortgage Trust
2.022% (US0001M + 0.200%) due 07/20/2036 ~		71	68
2.032% (US0001M + 0.210%) due 06/20/2036 ~		1,685	1,614
2.051% (US0006M + 0.500%) due 05/20/2034 ~		1,876	1,820
2.071% (US0006M + 0.520%) due 05/20/2034 ~		495	479
2.172% (US0001M + 0.350%) due 07/20/2033 ~		164	159
2.482% (US0001M + 0.660%) due 06/20/2033 ~		11	11
2.582% (US0001M + 0.760%) due 10/20/2027 ~		67	65
2.622% (US0001M + 0.800%) due 10/20/2027 ~		836	818
2.766% (US0006M + 0.660%) due 09/20/2033 ~		451	445

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.193% due 01/20/2047 ^~	$2,322	$1,909
3.602% due 09/20/2046 ^~	4,866	4,058
3.699% due 01/20/2047 ^~	3,189	2,820
Structured Adjustable Rate Mortgage Loan Trust
1.921% (LIBOR01M + 0.300%) due 09/25/2034 ~	1,744	1,641
2.172% (US0001M + 0.300%) due 10/25/2035 ~	1,167	1,152
2.172% (US0001M + 0.300%) due 08/25/2036 ^~	6,259	5,163
2.682% (12MTA + 1.400%) due 01/25/2035 ~	215	202
3.374% due 01/25/2035 ~	598	588
3.446% due 11/25/2035 ^~	492	461
3.450% due 06/25/2036 ^~	894	1,100
3.472% due 12/25/2034 ~	84	83
3.509% due 09/25/2034 ~	1,680	1,712
3.554% due 11/25/2034 ~	646	650
3.580% due 02/25/2036 ^~	2,023	1,976
3.591% due 12/25/2035 ~	4,212	4,175
3.595% due 04/25/2036 ^~	4,728	4,256
3.603% due 05/25/2036 ^~	1,348	1,288
3.627% due 08/25/2035 ~	63	64
3.631% due 05/25/2036 ^~	5,930	5,744
3.644% due 08/25/2034 ~	726	721
3.686% due 03/25/2034 ~	1,665	1,690
3.689% due 02/25/2034 ~	1,186	1,199
3.692% due 09/25/2034 ~	19	19
3.711% (US0006M + 1.500%) due 10/25/2037 ^~	789	704
3.733% due 09/25/2035 ~	1,903	1,717
3.739% due 02/25/2036 ^~	2,686	2,317
3.861% due 03/25/2036 ^~	807	747
3.904% due 04/25/2036 ^~	799	1,092
Structured Asset Mortgage Investments Trust
1.992% (US0001M + 0.120%) due 08/25/2036 ~	4,619	4,233
2.058% (US0001M + 0.250%) due 07/19/2035 ~	4,533	4,381
2.062% (US0001M + 0.190%) due 06/25/2036 ~	2,097	2,071
2.062% (US0001M + 0.190%) due 07/25/2046 ^~	772	663
2.072% (US0001M + 0.200%) due 05/25/2036 ~	21,385	19,524
2.082% (US0001M + 0.210%) due 04/25/2036 ~	1,024	943
2.082% (US0001M + 0.210%) due 05/25/2036 ~	143	120
2.092% (US0001M + 0.220%) due 05/25/2036 ~	412	376
2.092% (US0001M + 0.220%) due 05/25/2046 ~	11,816	6,934
2.102% (US0001M + 0.230%) due 02/25/2036 ^~	270	258
2.132% (US0001M + 0.260%) due 03/25/2037 ~	3,024	2,277
2.132% (US0001M + 0.260%) due 05/25/2046 ^~	56	55
2.172% (US0001M + 0.300%) due 08/25/2036 ^~	894	646
2.182% (US0001M + 0.310%) due 12/25/2035 ^~	4,031	3,673
2.212% (US0001M + 0.340%) due 03/25/2037 ^~	263	127
2.332% (US0001M + 0.460%) due 05/25/2045 ~	737	692
2.468% (US0001M + 0.660%) due 09/19/2032 ~	2,319	2,273
2.508% (US0001M + 0.700%) due 01/19/2034 ~	278	272

See Accompanying Notes	19

Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.612% (12MTA + 1.480%) due 02/25/2036 ^~		$13,090	$12,973
2.648% (US0001M + 0.840%) due 10/19/2033 ~		625	583
2.683% (12MTA + 1.400%) due 12/25/2035 ^~		3,069	2,929
6.685% due 06/25/2029 ~		17	17
Structured Asset Mortgage Investments, Inc. Mortgage Pass-Through Certificates
2.657% due 05/25/2022 ~		65	66
Structured Asset Securities Corp.
5.500% due 06/25/2035		1,784	1,766
5.563% due 04/15/2027 ~		14	14
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^		3,148	2,825
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.478% due 07/25/2032 ~		259	243
3.493% due 01/25/2034 ~		2,713	2,725
3.540% due 03/25/2033 ~		1,183	1,174
3.598% due 07/25/2033 ~		39	39
3.782% due 11/25/2033 ~		137	136
6.750% due 06/25/2034		164	164
Suntrust Adjustable Rate Mortgage Loan Trust
3.707% due 02/25/2037 ^~		717	648
3.762% due 04/25/2037 ^~		794	678
3.778% due 01/25/2037 ^~		5,468	5,196
3.839% due 10/25/2037 ~		1,041	998
SunTrust Alternative Loan Trust
2.522% (US0001M + 0.650%) due 12/25/2035 ^~		5,646	4,701
5.750% due 12/25/2035 ^		3,712	3,501
6.000% due 04/25/2036 ^		881	817
Taurus CMBS UK Ltd.
1.922% (BP0003M + 1.400%) due 05/01/2022 ~	GBP	280	393
Taurus IT SRL
1.172% (EUR003M + 1.500%) due 02/18/2027 ~	EUR	687	849
TBW Mortgage-Backed Trust
5.630% due 01/25/2037		$756	426
5.970% due 09/25/2036		5,583	476
6.015% due 07/25/2037		1,342	992
6.500% due 07/25/2036		5,380	3,124
Thornburg Mortgage Securities Trust
2.222% (LIBOR01M + 0.350%) due 12/25/2033 ~		790	770
3.151% due 10/25/2043 ~		363	357
3.352% due 09/25/2037 ~		6,682	6,680
3.927% (LIBOR12M + 1.250%) due 06/25/2047 ^~		41	38
3.927% (LIBOR01M + 1.250%) due 06/25/2047 ^~		88	80
3.927% (LIBOR01M + 1.250%) due 06/25/2047 ~		8	7
Trinity Square PLC
1.671% (BP0003M + 1.150%) due 07/15/2051 ~	GBP	12,707	18,044
Wachovia Mortgage Loan Trust LLC
3.422% due 08/20/2035 ^~		$4,301	4,016
3.681% due 10/20/2035 ~		809	748
3.704% due 03/20/2037 ^~		3,086	3,025
3.751% due 08/20/2035 ^~		4,647	4,492
3.759% due 10/20/2035 ~		45	47
Waldorf Astoria Boca Raton Trust
3.127% (LIBOR01M + 1.350%) due 06/15/2029 ~		7,400	7,416
3.827% (LIBOR01M + 2.050%) due 06/15/2029 ~		13,300	13,312
WaMu Mortgage Pass-Through Certificates Trust
1.947% (COF 11 + 1.250%) due 07/25/2047 ^~		4,202	3,475

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.983% (12MTA + 0.700%) due 02/25/2047 ^~		$6,977	$6,223
2.053% (12MTA + 0.770%) due 05/25/2047 ~		9,498	9,110
2.142% (US0001M + 0.270%) due 12/25/2045 ~		705	693
2.253% (COF 11 + 1.500%) due 05/25/2046 ~		315	298
2.253% (COF 11 + 1.500%) due 12/25/2046 ~		8,488	8,379
2.277% (COF 11 + 1.500%) due 07/25/2046 ~		1,069	1,048
2.277% (COF 11 + 1.500%) due 08/25/2046 ~		726	707
2.282% (US0001M + 0.410%) due 11/25/2045 ~		376	357
2.282% (US0001M + 0.410%) due 12/25/2045 ~		318	306
2.283% (12MTA + 1.000%) due 02/25/2046 ~		2,260	2,220
2.283% (12MTA + 1.000%) due 08/25/2046 ~		205	193
2.452% (US0001M + 0.580%) due 07/25/2045 ~		304	301
2.483% (12MTA + 1.200%) due 11/25/2042 ~		413	395
2.612% (US0001M + 0.740%) due 11/25/2034 ~		969	956
2.683% (12MTA + 1.400%) due 06/25/2042 ~		666	643
2.683% (12MTA + 1.400%) due 08/25/2042 ~		307	299
2.852% (US0001M + 0.980%) due 11/25/2034 ~		471	466
2.883% due 05/25/2037 ~		163	146
2.917% due 04/25/2037 ^~		3,342	3,052
3.021% due 11/25/2036 ^~		32	31
3.036% due 12/25/2036 ^~		83	80
3.226% due 04/25/2035 ~		6,455	6,574
3.237% due 10/25/2035 ~		961	971
3.237% due 04/25/2037 ^~		1,445	1,389
3.244% due 08/25/2036 ^~		1,622	1,550
3.247% due 02/25/2037 ^~		7,462	6,859
3.253% due 08/25/2034 ~		330	336
3.264% due 08/25/2036 ^~		225	220
3.268% due 05/25/2037 ^~		2,307	2,204
3.273% due 09/25/2036 ^~		6,806	6,625
3.309% due 01/25/2036 ^~		5,824	5,620
3.316% due 02/25/2037 ^~		670	646
3.324% due 09/25/2035 ~		629	644
3.337% due 09/25/2033 ~		785	807
3.351% due 09/25/2033 ~		110	112
3.353% due 12/25/2035 ~		2,302	2,138
3.396% due 07/25/2037 ^~		391	365
3.468% due 08/25/2035 ~		884	840
3.611% due 01/25/2033 ~		122	124
3.644% due 03/25/2035 ~		2,235	2,203
6.000% due 07/25/2034		606	634
Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (h)	GBP	4	22,822
1.436% due 12/21/2049 ~		254,692	358,355
2.136% due 12/21/2049 ~		23,296	33,113
2.636% due 12/21/2049 ~		11,648	16,578
3.136% due 12/21/2049 ~		6,656	9,494
3.636% due 12/21/2049 ~		6,656	9,405
Washington Mutual Mortgage Pass-Through Certificates Trust
2.003% (12MTA + 0.720%) due 12/25/2046 ~		$23,867	19,061
2.032% (US0001M + 0.160%) due 02/25/2037 ^~		17,695	14,347
2.053% (12MTA + 0.770%) due 04/25/2047 ^~		38	1
2.112% (US0001M + 0.240%) due 01/25/2047 ^~		5,908	5,441
2.253% (12MTA + 0.970%) due 05/25/2046 ~		5,228	4,519
2.322% (US0001M + 0.450%) due 04/25/2035 ~		9,915	8,328
2.880% due 05/25/2033 ~		115	112
3.145% due 02/25/2031 ~		1	1
3.422% due 06/25/2033 ~		3,067	3,054

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.426% due 02/25/2033 ~	$13	$13
4.383% due 09/25/2036 ^	3,935	2,013
5.500% due 11/25/2035 ^	838	782
5.500% due 06/25/2037 ^	1,776	1,772
6.000% due 04/25/2036 ^	1,800	1,663
6.000% due 06/25/2037 ^	17,215	17,208
6.268% due 07/25/2036	1,508	682
6.449% due 07/25/2036 ^	2,576	1,164
Wells Fargo Alternative Loan Trust
3.710% due 07/25/2037 ^~	1,763	1,643
Wells Fargo Commercial Mortgage Trust
3.615% due 12/15/2049	11,561	11,689
Wells Fargo Mortgage-Backed Securities Trust
2.372% (US0001M + 0.500%) due 07/25/2037 ^~	967	872
3.224% due 06/25/2033 ~	288	292
3.287% due 05/25/2035 ~	87	85
3.465% due 07/25/2034 ~	15	16
3.478% due 12/25/2034 ~	502	512
3.488% due 10/25/2035 ~	4,348	4,370
3.562% due 06/25/2034 ~	1,980	2,049
3.591% due 12/25/2033 ~	550	560
3.592% due 09/25/2033 ~	99	101
3.603% due 04/25/2036 ^~	20	20
3.616% due 05/25/2035 ~	1,453	1,464
3.631% due 10/25/2036 ^~	4,388	4,301
3.645% due 06/25/2035 ~	2,374	2,446
3.667% due 08/25/2033 ~	135	138
3.707% due 11/25/2034 ~	509	515
3.722% due 01/25/2035 ~	2,418	2,439
3.731% due 12/25/2033 ~	106	109
3.738% due 12/25/2034 ~	12	12
3.741% due 11/25/2034 ~	88	91
3.755% due 03/25/2036 ~	1,448	1,464
3.758% due 03/25/2036 ~	1,190	1,164
3.759% due 03/25/2036 ^~	4,389	4,252
3.772% due 04/25/2036 ~	344	342
3.774% due 01/25/2035 ~	534	557
3.793% due 06/25/2035 ~	267	274
3.917% due 07/25/2036 ^~	978	989
3.965% due 03/25/2036 ~	135	132
4.019% due 03/25/2036 ^~	2,406	2,399
4.153% due 04/25/2036 ~	3,409	3,184
5.000% due 03/25/2036	974	941
5.250% due 10/25/2035	377	379
5.500% due 11/25/2035	140	143
5.500% due 01/25/2036 ^	1,592	1,585
5.500% due 02/25/2037 ^	577	552
5.750% due 02/25/2037	333	320

20	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.750% due 04/25/2037 ^	$2,459	$2,458
6.000% due 08/25/2036	2,002	1,999
6.000% due 03/25/2037 ^	1,791	1,790
6.000% due 04/25/2037 ^	2,279	2,302
6.000% due 07/25/2037 ^	6,906	6,925
6.000% due 08/25/2037 ^	464	456
6.250% due 07/25/2037 ^	178	175

Total Non-Agency Mortgage-Backed Securities (Cost $7,490,494)		7,893,951

ASSET-BACKED SECURITIES 11.0%
Aames Mortgage Investment Trust
2.652% (US0001M + 0.780%) due 10/25/2035 ~	3,100	3,054
Accredited Mortgage Loan Trust
2.002% (US0001M + 0.130%) due 02/25/2037 ~	718	717
2.192% (US0001M + 0.320%) due 12/25/2035 ~	1,000	1,001
2.742% (US0001M + 0.870%) due 01/25/2035 ~	1,026	1,001
4.330% due 06/25/2033	2,022	1,962
4.980% due 10/25/2033	1,459	1,491
ACE Securities Corp. Home Equity Loan Trust
1.932% (US0001M + 0.060%) due 10/25/2036 ~	13	7
1.982% (US0001M + 0.110%) due 12/25/2036 ~	6,435	2,706
2.012% (US0001M + 0.140%) due 07/25/2036 ~	5,916	4,781
2.032% (US0001M + 0.160%) due 08/25/2036 ^~	5,428	1,979
2.072% (US0001M + 0.200%) due 12/25/2036 ~	24,809	10,602
2.092% (US0001M + 0.220%) due 08/25/2036 ^~	6,975	2,569
2.422% (US0001M + 0.550%) due 12/25/2045 ^~	5,517	4,042
2.492% (US0001M + 0.620%) due 02/25/2036 ^~	3,142	2,967
2.532% (US0001M + 0.660%) due 11/25/2035 ~	12,800	12,810
2.572% (US0001M + 0.700%) due 08/25/2045 ~	3,402	3,346
2.847% (US0001M + 0.975%) due 11/25/2033 ~	2,095	2,065
2.847% (US0001M + 0.975%) due 12/25/2034 ~	334	327
2.847% (US0001M + 0.975%) due 07/25/2035 ~	3,118	3,157
3.672% (US0001M + 1.800%) due 10/25/2032 ~	1,553	1,553
Aegis Asset-Backed Securities Trust
2.042% (US0001M + 0.170%) due 01/25/2037 ~	9,984	8,043
2.302% (US0001M + 0.430%) due 12/25/2035 ~	3,300	3,111
2.352% (US0001M + 0.480%) due 06/25/2035 ~	3,500	3,104
ALESCO Preferred Funding Ltd.
2.561% (LIBOR03M + 0.290%) due 07/23/2035 ~	32,591	31,939
2.601% (LIBOR03M + 0.330%) due 12/23/2036 ~	31,626	28,463

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.611% (LIBOR03M + 0.340%) due 09/23/2036 ~	$34,675	$31,207
2.631% (LIBOR03M + 0.360%) due 06/23/2036 ~	35,561	32,672
2.751% (LIBOR03M + 0.480%) due 12/23/2034 ~	19,216	18,063
3.021% (US0003M + 0.750%) due 09/23/2038 ~	73,660	69,977
Allegro CLO Ltd.
2.987% (US0003M + 1.220%) due 01/30/2026 ~	25,000	24,999
Ally Auto Receivables Trust
1.490% due 11/15/2019	6,724	6,708
Ally Master Owner Trust
1.630% due 05/15/2020	11,420	11,411
American Express Credit Account Master Trust
1.640% due 12/15/2021	284,250	281,538
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.562% (US0001M + 0.690%) due 04/25/2034 ~	149	150
2.652% (US0001M + 0.780%) due 05/25/2034 ~	3,273	3,275
2.742% (US0001M + 0.870%) due 07/25/2034 ~	464	466
4.542% due 05/25/2034 ^	686	688
5.247% (US0001M + 3.375%) due 11/25/2032 ~	4,213	4,060
Amortizing Residential Collateral Trust
2.907% (US0001M + 1.035%) due 07/25/2032 ~	82	81
2.997% (US0001M + 1.125%) due 08/25/2032 ~	203	200
Apidos CLO
2.719% (US0003M + 0.980%) due 01/19/2025 ~	32,400	32,407
2.865% (US0003M + 1.120%) due 07/22/2026 ~	54,000	54,038
Arbor Realty Commercial Real Estate Notes Ltd.
3.077% (US0001M + 1.300%) due 04/15/2027 ~	19,400	19,569
Ares CLO Ltd.
2.912% (US0003M + 1.190%) due 04/17/2026 ~	17,400	17,410
Argent Securities Trust
1.982% (US0001M + 0.110%) due 09/25/2036 ~	4,811	2,107
2.022% (US0001M + 0.150%) due 06/25/2036 ~	21,333	8,384
2.022% (US0001M + 0.150%) due 09/25/2036 ~	24,840	10,918
2.062% (US0001M + 0.190%) due 03/25/2036 ~	7,135	4,307
2.142% (US0001M + 0.270%) due 05/25/2036 ~	27,520	10,896
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.192% (US0001M + 0.320%) due 01/25/2036 ~	13,442	11,536
2.997% (US0001M + 1.125%) due 11/25/2034 ~	3,522	3,482
3.897% (US0001M + 2.025%) due 05/25/2034 ~	780	745
Asset-Backed Funding Certificates Trust
2.012% (US0001M + 0.140%) due 11/25/2036 ~	12,757	9,225
2.732% (US0001M + 0.860%) due 12/25/2030 ~	877	854
2.922% (US0001M + 1.050%) due 03/25/2034 ~	3,321	3,104
2.967% (US0001M + 1.095%) due 05/25/2032 ~	666	659
Asset-Backed Securities Corp. Home Equity Loan Trust
1.952% (US0001M + 0.080%) due 05/25/2037 ~	225	161
2.102% (US0001M + 0.230%) due 11/25/2036 ~	7,500	6,923
2.322% (US0001M + 0.450%) due 11/25/2035 ~	5,800	5,811
2.632% (US0001M + 0.760%) due 10/25/2034 ~	1	1
3.127% (US0001M + 1.350%) due 04/15/2033 ~	1,957	1,941
4.777% (US0001M + 3.000%) due 08/15/2033 ~	674	673
5.002% (US0001M + 3.225%) due 08/15/2032 ~	8,002	7,236
Atrium CDO Corp.
2.672% (US0003M + 0.950%) due 07/16/2025 ~	13,748	13,750
Avery Point CLO Ltd.
2.854% (US0003M + 1.120%) due 01/18/2025 ~	33,600	33,599

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
B2R Mortgage Trust
2.567% due 06/15/2049	$24,349	$23,781
BA Credit Card Trust
2.157% (LIBOR01M + 0.380%) due 06/15/2021 ~	18,281	18,325
Babson CLO Ltd.
2.881% (US0003M + 1.150%) due 10/17/2026 ~	15,400	15,397
Bear Stearns Asset-Backed Securities Trust
1.982% (US0001M + 0.110%) due 04/25/2031 ~	1,687	2,152
2.042% (US0001M + 0.170%) due 12/25/2036 ^~	4,733	4,833
2.062% (US0001M + 0.190%) due 05/25/2037 ~	2,835	3,069
2.112% (US0001M + 0.240%) due 06/25/2047 ~	7,500	7,400
2.172% (US0001M + 0.300%) due 06/25/2047 ~	13,800	12,913
2.212% (US0001M + 0.340%) due 05/25/2036 ^~	3,617	4,172
2.272% (US0001M + 0.400%) due 02/25/2036 ~	10,000	9,891
2.322% (US0001M + 0.450%) due 12/25/2042 ~	155	154
2.512% (US0001M + 0.640%) due 12/25/2034 ~	5	5
2.532% (US0001M + 0.660%) due 10/25/2032 ~	1,199	1,206
2.672% (LIBOR01M + 0.800%) due 10/27/2032 ~	896	868
2.817% due 10/25/2036 ~	1,259	934
2.847% (US0001M + 0.975%) due 08/25/2035 ~	3,734	3,744
2.872% (US0001M + 1.000%) due 10/25/2037 ~	275	277
2.872% (US0001M + 1.000%) due 11/25/2042 ~	172	172
2.922% (US0001M + 1.050%) due 08/25/2037 ~	7,282	6,722
2.997% (US0001M + 1.125%) due 02/25/2035 ~	5,314	5,353
3.558% due 07/25/2036 ~	94	95
3.659% due 06/25/2043 ~	544	521
Black Diamond CLO Ltd.
2.781% (US0003M + 1.050%) due 02/06/2026 ~	56,300	56,349
Blue Hill CLO Ltd.
2.902% (US0003M + 1.180%) due 01/15/2026 ~	37,689	37,721
BNC Mortgage Loan Trust
1.972% (US0001M + 0.100%) due 05/25/2037 ~	3	3
Capital Auto Receivables Asset Trust
0.000% due 10/20/2020 ~	11,600	11,602
2.540% due 10/20/2020	72,200	72,213
3.390% due 07/22/2019	3,549	3,550
Capital One Multi-Asset Execution Trust
1.450% due 08/16/2021	4,100	4,083
2.137% (LIBOR01M + 0.360%) due 06/15/2022 ~	45,875	46,010
2.227% (LIBOR01M + 0.450%) due 02/15/2022 ~	74,155	74,399
CARDS Trust
2.147% (LIBOR01M + 0.370%) due 04/18/2022 ~	12,500	12,519

See Accompanying Notes	21

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.477% (LIBOR01M + 0.700%) due 07/15/2021 ~	$19,500	$19,556
Carlyle Global Market Strategies CLO Ltd.
2.862% (US0003M + 1.140%) due 10/16/2025 ~	35,800	35,809
2.910% (US0003M + 1.150%) due 07/27/2026 ~	12,100	12,107
Carrington Mortgage Loan Trust
1.932% (US0001M + 0.060%) due 01/25/2037 ~	770	729
2.032% (US0001M + 0.160%) due 10/25/2036 ~	5,789	4,294
2.112% (US0001M + 0.240%) due 06/25/2036 ~	16,000	14,728
2.122% (US0001M + 0.250%) due 10/25/2036 ~	6,782	5,082
2.132% (US0001M + 0.260%) due 02/25/2037 ~	53,326	49,035
Catamaran CLO Ltd.
3.134% (US0003M + 1.400%) due 10/18/2026 ~	10,600	10,631
CDC Mortgage Capital Trust
2.667% (US0001M + 0.795%) due 07/25/2034 ~	1,958	1,830
Chase Funding Trust
2.432% (US0001M + 0.560%) due 02/25/2033 ~	45	43
2.512% (US0001M + 0.640%) due 08/25/2032 ~	566	556
2.532% (US0001M + 0.660%) due 11/25/2032 ~	19	19
2.772% (US0001M + 0.900%) due 02/25/2032 ~	1,107	1,107
Chase Issuance Trust
2.077% (LIBOR01M + 0.300%) due 01/18/2022 ~	7,200	7,228
CIFC Funding Ltd.
2.761% (US0003M + 1.020%) due 10/24/2025 ~	3,666	3,666
2.761% (US0001M + 1.020%) due 10/24/2025 ~	30,338	30,337
3.131% (US0003M + 1.400%) due 01/17/2027 ~	30,100	30,120
3.144% (US0003M + 1.200%) due 05/24/2026 ~	47,400	47,431
CIT Group Home Equity Loan Trust
2.922% (LIBOR01M + 1.050%) due 09/25/2030 ~	1,805	1,792
CIT Mortgage Loan Trust
3.222% (LIBOR01M + 1.350%) due 10/25/2037 ~	19,835	19,982
3.372% (LIBOR01M + 1.500%) due 10/25/2037 ~	25,550	26,147
Citigroup Global Markets Mortgage Securities, Inc.
2.432% (US0001M + 0.560%) due 09/25/2028 ~	268	265
Citigroup Mortgage Loan Trust
1.932% (US0001M + 0.060%) due 07/25/2045 ~	3,755	2,997
1.942% (US0001M + 0.070%) due 05/25/2037 ~	2,190	1,587
2.012% (US0001M + 0.140%) due 12/25/2036 ~	812	808
2.032% (US0001M + 0.160%) due 12/25/2036 ~	13,164	8,706

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.042% (US0001M + 0.170%) due 05/25/2037 ~		$39,876	$32,554
2.042% (US0001M + 0.170%) due 07/25/2045 ~		11,397	9,225
2.062% (US0001M + 0.190%) due 05/25/2037 ~		13,562	10,162
2.072% (US0001M + 0.200%) due 05/25/2037 ~		5,359	3,950
2.122% (US0001M + 0.250%) due 08/25/2036 ~		24,500	23,792
2.132% (US0001M + 0.260%) due 09/25/2036 ~		3,363	2,349
2.132% (US0001M + 0.260%) due 07/25/2045 ~		5,446	4,459
2.142% (US0001M + 0.270%) due 05/25/2037 ~		17,700	17,107
2.322% (US0001M + 0.450%) due 11/25/2045 ~		4,060	4,015
4.575% due 10/25/2037		3,954	4,126
5.764% due 01/25/2037 ^		1,270	903
6.351% due 05/25/2036 ^		3,019	1,825
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
2.802% (US0001M + 0.930%) due 05/25/2035 ~		3,900	3,868
Citigroup Mortgage Loan Trust, Inc.
2.132% (US0001M + 0.260%) due 01/25/2037 ~		6,000	5,923
2.132% (US0001M + 0.260%) due 03/25/2037 ~		10,810	9,839
2.532% (US0001M + 0.660%) due 07/25/2035 ~		14,580	14,233
2.607% (US0001M + 0.735%) due 09/25/2035 ^~		11,100	10,937
Commonbond Student Loan Trust
2.550% due 05/25/2041		14,808	14,528
Conseco Finance Corp.
6.240% due 12/01/2028		61	63
6.870% due 04/01/2030 ~		176	188
Conseco Finance Securitizations Corp.
7.490% due 07/01/2031		347	379
Cork Street CLO Designated Activity Co.
0.760% (EUR003M + 0.760%) due 11/27/2028 ~	EUR	17,400	21,439
Countrywide Asset-Backed Certificates
2.002% (US0001M + 0.130%) due 12/25/2036 ^~		$6,492	6,089
2.012% (US0001M + 0.140%) due 05/25/2037 ^~		23,864	21,948
2.012% (US0001M + 0.140%) due 07/25/2037 ^~		7,833	6,819
2.012% (US0001M + 0.140%) due 08/25/2037 ~		19,102	17,256
2.022% (US0001M + 0.150%) due 01/25/2037 ~		9,979	9,724
2.022% (US0001M + 0.150%) due 05/25/2037 ~		17,945	17,756
2.032% (US0001M + 0.160%) due 01/25/2034 ~		1,184	1,175
2.032% (US0001M + 0.160%) due 01/25/2046 ~		1,930	1,918
2.042% (US0001M + 0.170%) due 06/25/2047 ~		7,342	7,283
2.052% (US0001M + 0.180%) due 06/25/2047 ~		858	848

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.052% (US0001M + 0.180%) due 11/25/2047 ^~	$3,222	$2,582
2.062% (US0001M + 0.190%) due 06/25/2047 ~	4,701	4,649
2.092% (US0001M + 0.220%) due 06/25/2037 ~	11,000	10,489
2.092% (US0001M + 0.220%) due 09/25/2037 ^~	4,240	3,560
2.092% (US0001M + 0.220%) due 09/25/2047 ~	39,486	35,585
2.102% (US0001M + 0.230%) due 10/25/2047 ~	8,678	8,490
2.162% (US0001M + 0.290%) due 06/25/2036 ~	8,446	8,388
2.162% (US0001M + 0.290%) due 08/25/2036 ~	7,666	7,551
2.172% (US0001M + 0.300%) due 06/25/2036 ~	4,814	4,820
2.172% (US0001M + 0.300%) due 07/25/2036 ~	4,643	4,640
2.182% (US0001M + 0.310%) due 09/25/2037 ^~	7,200	4,395
2.212% (US0001M + 0.340%) due 04/25/2036 ~	3,150	3,149
2.212% (US0001M + 0.340%) due 12/25/2036 ^~	683	381
2.272% (US0001M + 0.400%) due 08/25/2034 ~	776	763
2.312% (US0001M + 0.440%) due 04/25/2036 ~	4,500	4,492
2.322% (US0001M + 0.450%) due 03/25/2036 ~	2,600	2,513
2.352% (LIBOR01M + 0.480%) due 12/25/2031 ^~	220	204
2.362% (US0001M + 0.490%) due 02/25/2036 ~	3,400	3,407
2.432% (US0001M + 0.560%) due 12/25/2035 ~	1,426	1,432
2.612% (US0001M + 0.740%) due 05/25/2032 ~	19	18
2.642% (US0001M + 0.770%) due 11/25/2035 ~	304	305
4.272% (US0001M + 2.400%) due 01/25/2034 ^~	11,772	9,901
4.769% due 10/25/2046 ^~	8,927	8,742
4.826% due 10/25/2032 ^~	7,345	6,662
Countrywide Asset-Backed Certificates Trust
2.002% (US0001M + 0.130%) due 04/25/2046 ~	7,576	6,745
2.012% (US0001M + 0.140%) due 02/25/2037 ~	12,821	12,309
2.012% (US0001M + 0.140%) due 03/25/2037 ~	5,595	5,396
2.032% (US0001M + 0.160%) due 03/25/2037 ~	8,067	7,975
2.032% (US0001M + 0.160%) due 09/25/2046 ~	2,777	2,739
2.322% (US0001M + 0.450%) due 04/25/2036 ~	5,000	4,962
2.332% (US0001M + 0.460%) due 05/25/2036 ~	30,800	30,474
2.362% (US0001M + 0.490%) due 02/25/2036 ~	2,498	2,506

22	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.402% (US0001M + 0.530%) due 02/25/2036 ~	$4,800	$4,770
2.452% (US0001M + 0.580%) due 11/25/2035 ~	2,189	2,190
2.512% (US0001M + 0.640%) due 02/25/2036 ~	9,944	9,786
2.522% (US0001M + 0.650%) due 07/25/2035 ~	15,637	15,735
2.572% (US0001M + 0.700%) due 11/25/2035 ~	2,000	2,002
2.612% (US0001M + 0.740%) due 12/25/2034 ~	2,967	2,920
2.672% (US0001M + 0.800%) due 08/25/2047 ~	25,590	25,396
2.772% (US0001M + 0.900%) due 11/25/2034 ~	535	534
3.222% (US0001M + 1.350%) due 04/25/2035 ~	3,500	3,552
4.574% due 10/25/2046 ^~	5,279	4,924
4.643% due 08/25/2035 ~	17,821	17,122
4.654% due 10/25/2035 ~	100	102
4.693% due 10/25/2035 ~	570	585
5.251% due 12/25/2034 ~	2,100	2,142
5.603% due 05/25/2035	1,767	1,794
Covenant Credit Partners CLO Ltd.
2.981% (US0003M + 1.250%) due 10/17/2026 ~	9,200	9,208
Credit Suisse First Boston Mortgage Securities Corp.
2.572% (US0001M + 0.700%) due 07/25/2032 ~	54	49
2.612% (US0001M + 0.740%) due 08/25/2032 ~	2,018	1,855
3.522% (US0001M + 1.650%) due 05/25/2043 ~	584	582
Credit Suisse Mortgage Capital Trust
0.000% due 02/25/2056 ~	639,209	564,913
0.000% due 02/25/2056 «(a)(h)	190	190
Credit-Based Asset Servicing and Securitization LLC
1.932% (US0001M + 0.060%) due 11/25/2036 ~	120	76
1.992% (LIBOR01M + 0.120%) due 07/25/2037 ~	411	275
2.022% (US0001M + 0.150%) due 11/25/2036 ~	11,576	7,424
2.122% (US0001M + 0.250%) due 07/25/2036 ~	10,000	9,345
2.122% (US0001M + 0.250%) due 04/25/2037 ~	1,125	867
2.442% (LIBOR01M + 0.570%) due 07/25/2036 ~	3,715	3,691
2.972% (US0001M + 1.100%) due 04/25/2032 ~	113	113
3.882% due 03/25/2037 ^	6,283	3,581
6.780% due 05/25/2035	1,466	1,462
CVP Cascade CLO Ltd.
2.872% (US0003M + 1.150%) due 01/16/2026 ~	13,900	13,913
Daimler Trucks Retail Trust
2.200% due 04/15/2019 «	41,100	41,100
2.600% due 05/15/2020 «	33,000	33,000
Delta Funding Home Equity Loan Trust
2.597% (US0001M + 0.820%) due 09/15/2029 ~	161	159

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Denali Capital CLO Ltd.
2.802% due 10/26/2027 ~		$30,400	$30,476
Discover Card Execution Note Trust
2.317% (LIBOR01M + 0.540%) due 09/15/2021 ~		26,094	26,208
Dryden Senior Loan Fund
2.620% due 10/15/2027 ~		22,800	22,838
ECMC Group Student Loan Trust
2.922% (US0001M + 1.050%) due 05/25/2067 ~		10,781	10,839
Edsouth Indenture LLC
2.595% (US0003M + 0.850%) due 07/25/2023 ~		6,610	6,627
Educational Funding Co. LLC
1.995% (US0003M + 0.250%) due 10/25/2029 ~		2,443	2,409
Ellington Loan Acquisition Trust
2.922% (US0001M + 1.050%) due 05/25/2037 ~		18,230	17,478
EMC Mortgage Loan Trust
2.322% (US0001M + 0.450%) due 12/25/2042 ~		190	190
2.612% (US0001M + 0.740%) due 05/25/2040 ~		24	23
2.772% (LIBOR01M + 0.900%) due 05/25/2043 ~		157	156
Emerson Park CLO Ltd.
2.702% (US0003M + 0.980%) due 07/15/2025 ~		12,140	12,147
EquiFirst Mortgage Loan Trust
2.622% (US0001M + 0.750%) due 01/25/2034 ~		23	22
Equity One Mortgage Pass-Through Trust
2.432% (LIBOR01M + 0.560%) due 11/25/2032 ~		368	368
Exeter Automobile Receivables Trust
2.050% due 12/15/2021		21,455	21,340
FAB UK Ltd.
1.085% (BP0006M + 0.500%) due 12/06/2045 ~	GBP	14,917	19,696
Fieldstone Mortgage Investment Trust
1.781% (US0001M + 0.160%) due 11/25/2036 ~		$11,513	7,064
2.062% (US0001M + 0.190%) due 05/25/2036 ~		11,036	8,584
Finance America Mortgage Loan Trust
2.772% (US0001M + 0.900%) due 08/25/2034 ~		465	465
First Franklin Mortgage Loan Trust
2.032% (US0001M + 0.160%) due 04/25/2036 ~		4,828	4,603
2.112% (US0001M + 0.240%) due 04/25/2036 ~		7,400	6,524
2.112% (US0001M + 0.240%) due 08/25/2036 ~		7,217	5,274
2.112% (US0001M + 0.240%) due 10/25/2036 ~		6,511	5,011
2.122% (US0001M + 0.250%) due 06/25/2036 ~		10,000	7,152
2.322% (US0001M + 0.450%) due 11/25/2036 ~		6,700	6,713
2.342% (US0001M + 0.470%) due 07/25/2035 ~		416	418
2.362% (US0001M + 0.490%) due 07/25/2035 ~		2,000	2,008

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.547% (US0001M + 0.675%) due 11/25/2035 ~	$12,496	$12,207
3.072% (US0001M + 1.200%) due 01/25/2035 ~	2,690	2,678
3.297% (US0001M + 1.425%) due 10/25/2034 ~	2,156	2,130
First NLC Trust
2.012% (US0001M + 0.140%) due 08/25/2037 ~	3,556	2,275
2.152% (US0001M + 0.280%) due 08/25/2037 ~	2,013	1,309
2.332% (US0001M + 0.460%) due 05/25/2035 ~	1,508	1,451
Flagship CLO Ltd.
2.972% (US0003M + 1.250%) due 01/16/2026 ~	10,600	10,612
Ford Credit Floorplan Master Owner Trust
1.550% due 07/15/2021	3,600	3,549
2.237% (LIBOR01M + 0.460%) due 11/15/2021 ~	8,930	8,967
Fremont Home Loan Trust
1.932% (US0001M + 0.060%) due 01/25/2037 ~	36	21
1.972% (US0001M + 0.100%) due 08/25/2036 ~	446	213
2.002% (US0001M + 0.130%) due 11/25/2036 ~	48,833	24,325
2.022% (US0001M + 0.150%) due 01/25/2037 ~	16,052	9,562
2.032% (US0001M + 0.160%) due 08/25/2036 ~	9,127	4,411
2.042% (US0001M + 0.170%) due 02/25/2037 ~	59,642	34,083
2.112% (US0001M + 0.240%) due 02/25/2037 ~	22,649	13,120
2.122% (US0001M + 0.250%) due 05/25/2036 ~	13,633	9,315
2.142% (US0001M + 0.270%) due 04/25/2036 ~	3,100	1,950
2.607% (US0001M + 0.735%) due 07/25/2035 ~	1,500	1,503
2.802% (US0001M + 0.930%) due 07/25/2034 ~	489	494
2.937% (US0001M + 1.065%) due 06/25/2035 ~	6,400	6,191
Galaxy CLO Ltd.
2.980% (US0003M + 1.130%) due 11/16/2025 ~	25,632	25,655
GE-WMC Mortgage Securities Trust
1.912% (US0001M + 0.040%) due 08/25/2036 ~	7	5
GM Financial Automobile Leasing Trust
1.670% due 09/20/2019	16,504	16,452
GMAC Mortgage Corp. Home Equity Loan Trust
6.805% due 09/25/2037 ~	45	46
6.955% due 09/25/2037 ~	12	12
Golden Credit Card Trust
2.177% (LIBOR01M + 0.400%) due 02/15/2021 ~	23,300	23,362
Greenpoint Manufactured Housing
8.300% due 10/15/2026 ~	878	948
Greenpoint Manufactured Housing Contract Trust
7.270% due 06/15/2029	288	296

See Accompanying Notes	23

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Greystone Commercial Real Estate Ltd.
3.327% (US0001M + 1.550%) due 03/15/2027 ~	$19,900	$19,930
GSAA Home Equity Trust
1.972% (US0001M + 0.100%) due 03/25/2037 ~	761	395
1.992% (US0001M + 0.120%) due 04/25/2047 ~	5,389	5,119
2.042% (US0001M + 0.170%) due 09/25/2036 ~	12,474	6,232
2.052% (US0001M + 0.180%) due 05/25/2036 ~	18,594	9,576
2.052% (US0001M + 0.180%) due 07/25/2037 ~	3,213	3,089
2.172% (US0001M + 0.300%) due 03/25/2037 ~	3,142	2,057
2.242% (US0001M + 0.370%) due 06/25/2035 ~	1,957	1,978
2.322% (US0001M + 0.450%) due 08/25/2037 ~	5,515	5,272
3.556% due 03/25/2036 ~	9,063	6,240
4.505% due 06/25/2034 ^	2	2
GSAA Trust
1.992% (US0001M + 0.120%) due 05/25/2047 ~	6,871	5,632
2.172% (US0001M + 0.300%) due 05/25/2047 ~	406	343
GSAMP Trust
1.962% (US0001M + 0.090%) due 01/25/2037 ~	4,121	2,642
1.992% (US0001M + 0.120%) due 12/25/2036 ~	7,510	4,023
2.032% (US0001M + 0.160%) due 05/25/2046 ~	1,231	1,217
2.052% (US0001M + 0.180%) due 11/25/2035 ~	416	83
2.112% (US0001M + 0.240%) due 06/25/2036 ~	5,855	3,899
2.112% (US0001M + 0.240%) due 08/25/2036 ~	2,569	2,209
2.142% (US0001M + 0.270%) due 04/25/2036 ~	5,234	4,014
2.242% (US0001M + 0.370%) due 03/25/2047 ~	9,000	5,989
2.392% (US0001M + 0.520%) due 01/25/2045 ~	1,988	1,982
2.877% (US0001M + 1.005%) due 06/25/2035 ~	764	769
2.922% (US0001M + 1.050%) due 06/25/2034 ~	550	539
3.122% (US0001M + 1.250%) due 03/25/2034 ^~	4,633	3,789
3.192% (US0001M + 1.320%) due 12/25/2034 ^~	1,698	1,264
3.522% (US0001M + 1.650%) due 10/25/2034 ~	711	693
Halcyon Loan Advisors Funding Ltd.
2.845% (US0003M + 1.100%) due 10/22/2025 ~	53,600	53,640

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Hildene CLO Ltd.
2.919% (US0003M + 1.180%) due 07/19/2026 ~	$25,000	$25,023
Home Equity Asset Trust
2.472% (US0001M + 0.600%) due 11/25/2032 ~	154	150
2.967% (US0001M + 1.095%) due 05/25/2035 ~	3,300	3,227
Home Equity Loan Trust
2.102% (US0001M + 0.230%) due 04/25/2037 ~	10,800	9,490
Home Equity Mortgage Loan Asset-Backed Trust
1.992% (US0001M + 0.120%) due 04/25/2037 ~	1,527	1,106
2.012% (US0001M + 0.140%) due 11/25/2036 ~	2,610	2,459
2.032% (US0001M + 0.160%) due 11/25/2036 ~	7,009	5,908
2.082% (US0001M + 0.210%) due 04/25/2037 ~	4,910	3,595
2.112% (US0001M + 0.240%) due 11/25/2036 ~	35,326	27,612
HSI Asset Loan Obligation Trust
1.932% (US0001M + 0.060%) due 12/25/2036 ~	124	56
4.868% due 12/25/2036	17,925	10,117
HSI Asset Securitization Corp. Trust
1.922% (US0001M + 0.050%) due 10/25/2036 ~	213	112
1.982% (US0001M + 0.110%) due 12/25/2036 ~	635	265
2.012% (US0001M + 0.140%) due 01/25/2037 ~	20,706	17,247
2.042% (US0001M + 0.170%) due 12/25/2036 ~	5,789	2,410
2.262% (US0001M + 0.390%) due 11/25/2035 ~	5,339	5,109
Hyundai Auto Lease Securitization Trust
1.690% due 12/16/2019	25,077	24,976
2.057% (US0001M + 0.280%) due 12/16/2019 ~	11,097	11,108
IMC Home Equity Loan Trust
5.420% due 07/25/2026 ~	21	21
7.310% due 11/20/2028	17	17
7.520% due 08/20/2028	21	23
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
2.732% (US0001M + 0.860%) due 10/25/2033 ~	717	713
IXIS Real Estate Capital Trust
2.502% (US0001M + 0.630%) due 02/25/2036 ~	7,854	7,763
Jamestown CLO Ltd.
2.412% due 07/15/2026 ~	38,800	38,709
2.592% due 01/15/2028 ~	26,100	26,118
2.862% (US0003M + 1.140%) due 01/15/2026 ~	31,800	31,829
2.951% (US0003M + 1.220%) due 01/17/2027 ~	18,800	18,817
JPMorgan Mortgage Acquisition Trust
1.952% (US0001M + 0.080%) due 08/25/2036 ~	263	144
1.982% (US0001M + 0.110%) due 08/25/2036 ~	56	45
2.022% (US0001M + 0.150%) due 08/25/2036 ~	271	269
2.032% (US0001M + 0.160%) due 01/25/2036 ~	2,121	2,112
2.032% (US0001M + 0.160%) due 06/25/2036 ~	2,723	2,722
2.032% (US0001M + 0.160%) due 07/25/2036 ^~	7,443	3,245
2.062% (US0001M + 0.190%) due 03/25/2047 ~	25,812	24,962
2.082% (US0001M + 0.210%) due 03/25/2037 ~	5,721	5,711
2.112% (US0001M + 0.240%) due 08/25/2036 ~	3,000	2,728
2.132% (US0001M + 0.260%) due 07/25/2036 ~	8,800	8,585

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.132% (US0001M + 0.260%) due 03/25/2037 ~	$5,600	$5,471
2.142% (US0001M + 0.270%) due 04/25/2036 ~	6,797	6,667
6.337% due 08/25/2036 ^	2,691	2,054
Kitty Hawk CLO LLC
2.932% (US0003M + 1.210%) due 04/15/2027 ~	14,700	14,713
KVK CLO Ltd.
2.872% (US0003M + 1.150%) due 01/15/2026 ~	41,900	41,917
LA Arena Funding LLC
7.656% due 12/15/2026	60	62
LCM LP
2.752% (US0003M + 1.030%) due 07/15/2026 ~	67,500	67,527
Legacy Mortgage Asset Trust
3.085% due 12/25/2056 ~	656,922	601,785
4.000% due 06/07/2060 «(c)	196,755	193,281
Lehman ABS Mortgage Loan Trust
1.962% (US0001M + 0.090%) due 06/25/2037 ~	8,467	5,964
2.072% (US0001M + 0.200%) due 06/25/2037 ~	4,571	3,269
Lehman XS Trust
2.042% (US0001M + 0.170%) due 10/25/2036 ~	5,380	6,083
2.042% (US0001M + 0.170%) due 01/25/2037 ~	4,256	5,032
5.420% due 11/25/2035 ^	219	220
Long Beach Mortgage Loan Trust
2.022% (US0001M + 0.150%) due 09/25/2036 ~	13,756	9,481
2.027% (US0001M + 0.155%) due 08/25/2036 ~	38,535	26,077
2.032% (US0001M + 0.160%) due 12/25/2036 ~	31,854	23,700
2.392% (US0001M + 0.520%) due 08/25/2045 ~	8,075	7,877
2.432% (US0001M + 0.560%) due 10/25/2034 ~	11	11
2.632% (US0001M + 0.760%) due 08/25/2045 ~	2,452	2,472
2.697% (US0001M + 0.825%) due 06/25/2035 ~	97	97
2.922% (US0001M + 1.050%) due 06/25/2035 ~	8,900	8,297
3.147% (US0001M + 1.275%) due 02/25/2035 ~	4,500	4,479
Madison Park Funding Ltd.
2.849% (US0003M + 1.110%) due 01/19/2025 ~	27,400	27,428
Massachusetts Educational Financing Authority
2.695% (US0003M + 0.950%) due 04/25/2038 ~	2,053	2,067
Master Credit Card Trust
2.331% due 07/22/2024 ~	14,800	14,814
Mastr Asset Backed Securities Trust
1.922% (US0001M + 0.050%) due 01/25/2037 ~	103	43
2.372% (US0001M + 0.500%) due 10/25/2035 ^~	12,268	11,306

24	See Accompanying Notes

March 31, 2018

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MASTR Asset-Backed Securities Trust
2.022% (US0001M + 0.150%) due 08/25/2036 ~	$5,755	$3,165
2.112% (US0001M + 0.240%) due 03/25/2036 ~	9,318	6,954
2.112% (US0001M + 0.240%) due 10/25/2036 ~	5,034	4,630
2.802% (US0001M + 0.930%) due 06/25/2035 ~	8,620	8,605
5.471% due 11/25/2035	661	613
5.719% due 02/25/2036	1,371	1,323
MASTR Specialized Loan Trust
2.622% (US0001M + 0.750%) due 11/25/2035 ~	3,600	3,540
Merrill Lynch First Franklin Mortgage Loan Trust
2.042% (US0001M + 0.170%) due 04/25/2037 ~	3,381	2,074
Merrill Lynch Mortgage Investors Trust
1.932% (US0001M + 0.060%) due 11/25/2037 ~	2,026	1,136
1.942% (US0001M + 0.070%) due 04/25/2047 ~	14,249	8,886
1.982% (US0001M + 0.110%) due 08/25/2037 ~	11,494	7,728
1.992% (US0001M + 0.120%) due 02/25/2037 ~	1,147	527
2.022% (US0001M + 0.150%) due 08/25/2037 ~	48,133	32,568
2.022% (US0001M + 0.150%) due 11/25/2037 ~	14,429	8,226
2.042% (US0001M + 0.170%) due 07/25/2037 ~	6,349	3,891
2.112% (US0001M + 0.240%) due 08/25/2037 ~	2,407	1,652
2.132% (US0001M + 0.260%) due 03/25/2037 ~	65,514	52,575
2.132% (US0001M + 0.260%) due 04/25/2037 ~	3,829	2,523
2.192% (US0001M + 0.320%) due 03/25/2037 ~	15,424	11,213
2.322% (US0001M + 0.450%) due 02/25/2047 ~	23,273	17,456
MESA Trust
2.421% (LIBOR01M + 0.400%) due 12/25/2031 ~	614	607
Mid-State Capital Corp. Trust
6.005% due 08/15/2037	256	278
Mid-State Trust
7.791% due 03/15/2038	1,935	2,080
Morgan Stanley ABS Capital, Inc. Trust
1.922% (US0001M + 0.050%) due 07/25/2036 ~	181	100
1.932% (US0001M + 0.060%) due 12/25/2036 ~	3,369	2,159
1.932% (US0001M + 0.060%) due 05/25/2037 ~	1,619	1,480
1.942% (US0001M + 0.070%) due 10/25/2036 ~	1,987	1,212
1.962% (US0001M + 0.090%) due 01/25/2037 ~	7,210	4,366
1.972% (US0001M + 0.100%) due 11/25/2036 ~	1,946	1,346

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.982% (US0001M + 0.110%) due 03/25/2037 ~	$8,158	$4,275
2.002% (US0001M + 0.130%) due 10/25/2036 ~	6,320	5,859
2.012% (US0001M + 0.140%) due 10/25/2036 ~	39,745	24,439
2.012% (US0001M + 0.140%) due 11/25/2036 ~	18,770	12,616
2.012% (US0001M + 0.140%) due 05/25/2037 ~	6,337	4,894
2.022% (US0001M + 0.150%) due 06/25/2036 ~	9,972	6,971
2.022% (US0001M + 0.150%) due 09/25/2036 ~	19,515	10,083
2.022% (US0001M + 0.150%) due 10/25/2036 ~	17,005	11,088
2.022% (US0001M + 0.150%) due 11/25/2036 ~	21,531	14,965
2.022% (US0001M + 0.150%) due 12/25/2036 ~	2,717	1,756
2.032% (US0001M + 0.160%) due 09/25/2036 ~	4,842	2,984
2.052% (US0001M + 0.180%) due 03/25/2037 ~	31,431	16,589
2.072% (US0001M + 0.200%) due 02/25/2037 ~	2,725	1,796
2.092% (US0001M + 0.220%) due 10/25/2036 ~	2,998	1,861
2.102% (US0001M + 0.230%) due 09/25/2036 ~	3,617	2,253
2.102% (US0001M + 0.230%) due 10/25/2036 ~	2,034	1,339
2.102% (US0001M + 0.230%) due 11/25/2036 ~	19,378	13,581
2.102% (US0001M + 0.230%) due 02/25/2037 ~	13,011	6,618
2.122% (US0001M + 0.250%) due 08/25/2036 ~	20,144	13,260
2.122% (US0001M + 0.250%) due 12/25/2036 ~	11,786	7,693
2.122% (US0001M + 0.250%) due 05/25/2037 ~	2,902	2,689
2.212% (US0001M + 0.340%) due 03/25/2037 ~	4,055	2,175
2.232% (US0001M + 0.360%) due 02/25/2037 ~	4,728	2,445
2.517% (US0001M + 0.645%) due 09/25/2035 ~	2,803	2,817
2.607% (US0001M + 0.735%) due 07/25/2035 ~	6,100	5,883
2.802% (US0001M + 0.930%) due 11/25/2034 ~	14,897	14,951
2.817% (US0001M + 0.945%) due 06/25/2034 ~	1,996	2,003
2.872% (US0001M + 1.000%) due 03/25/2033 ~	1,072	1,060
2.892% (US0001M + 1.020%) due 08/25/2034 ~	199	199
2.922% (US0001M + 1.050%) due 04/25/2035 ~	4,200	4,094
Morgan Stanley Dean Witter Capital, Inc. Trust
3.147% (US0001M + 1.275%) due 09/25/2032 ~	1,805	1,800
3.222% (US0001M + 1.350%) due 02/25/2033 ~	1,112	1,109
Morgan Stanley Home Equity Loan Trust
1.972% (US0001M + 0.100%) due 12/25/2036 ~	20,039	12,288
2.032% (US0001M + 0.160%) due 04/25/2036 ~	7,416	5,674
2.102% (US0001M + 0.230%) due 04/25/2037 ~	15,237	10,193
2.222% (US0001M + 0.350%) due 04/25/2037 ~	9,351	6,343
Morgan Stanley IXIS Real Estate Capital Trust
1.922% (US0001M + 0.050%) due 11/25/2036 ~	7	3
2.022% (US0001M + 0.150%) due 07/25/2036 ~	11,031	6,371
2.102% (US0001M + 0.230%) due 07/25/2036 ~	33,828	19,850
Morgan Stanley Mortgage Loan Trust
1.952% (US0001M + 0.080%) due 11/25/2036 ~	4,335	2,011

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
1.992% (US0001M + 0.120%) due 04/25/2037 ~	$6,973	$3,587
2.102% (US0001M + 0.230%) due 02/25/2037 ~	685	364
2.232% (US0001M + 0.360%) due 04/25/2037 ~	3,378	1,786
3.461% (US0006M + 1.250%) due 11/25/2036 ^~	2,148	1,152
5.577% due 10/25/2046 ^	3,181	1,552
5.726% due 10/25/2036 ^	1,532	859
5.750% due 04/25/2037 ^~	916	663
6.000% due 07/25/2047 ^~	775	626
Mountain Hawk CLO Ltd.
2.934% (US0003M + 1.200%) due 04/18/2025 ~	67,400	67,457
MP CLO Ltd.
2.574% due 04/18/2027 ~	5,000	5,004
2.922% (US0003M + 1.200%) due 01/15/2027 ~	29,800	29,814
National Collegiate Student Loan Trust
1.881% (US0001M + 0.260%) due 02/26/2029 ~	2,373	2,326
1.891% (US0001M + 0.270%) due 03/26/2029 ~	12,786	12,579
Navient Private Education Loan Trust
3.277% (US0001M + 1.500%) due 01/16/2035 ~	11,243	11,298
Nelder Grove CLO Ltd.
3.284% (US0003M + 1.300%) due 08/28/2026 ~	38,600	38,664
Nelnet Student Loan Trust
2.221% (US0001M + 0.600%) due 03/25/2030 ~	9,829	9,876
New Century Home Equity Loan Trust
2.352% (US0001M + 0.480%) due 10/25/2035 ~	2,299	2,234
2.547% (US0001M + 0.675%) due 03/25/2035 ~	3,500	3,505
2.757% (US0001M + 0.885%) due 05/25/2034 ~	1,537	1,530
4.872% (US0001M + 3.000%) due 01/25/2033 ^~	3,673	3,513
NewMark Capital Funding CLO Ltd.
2.555% (US0003M + 1.220%) due 06/30/2026 ~	16,150	16,155
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.202% (US0001M + 0.330%) due 10/25/2036 ^~	25,178	9,286
2.272% (US0001M + 0.400%) due 02/25/2037 ^~	2,388	1,061
2.362% (US0001M + 0.490%) due 05/25/2035 ~	2,954	2,975
6.032% due 10/25/2036 ^	3,256	1,406
NovaStar Mortgage Funding Trust
1.972% (US0001M + 0.100%) due 01/25/2037 ~	4,637	2,262
2.022% (US0001M + 0.150%) due 06/25/2036 ~	3,030	2,346
2.022% (US0001M + 0.150%) due 09/25/2036 ~	18,735	10,758
2.022% (US0001M + 0.150%) due 03/25/2037 ~	5,092	2,688

See Accompanying Notes	25

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.042% (US0001M + 0.170%) due 11/25/2036 ~	$11,176	$5,382
2.052% (US0001M + 0.180%) due 03/25/2037 ~	4,215	2,232
2.082% (US0001M + 0.210%) due 01/25/2037 ~	20,860	10,273
2.122% (LIBOR01M + 0.250%) due 10/25/2036 ~	6,118	4,525
2.582% (LIBOR01M + 0.710%) due 12/25/2033 ~	559	557
2.697% (LIBOR01M + 0.825%) due 06/25/2034 ~	97	98
3.747% (LIBOR01M + 1.875%) due 03/25/2035 ~	9,200	9,344
Oak Hill Credit Partners Ltd.
2.875% (US0003M + 1.130%) due 07/20/2026 ~	58,800	58,880
Oaktree CLO Ltd.
2.965% (US0003M + 1.220%) due 10/20/2026 ~	6,200	6,211
OCP CLO Ltd.
2.581% due 04/17/2027 ~	8,600	8,609
Octagon Investment Partners Ltd.
2.822% (US0003M + 1.100%) due 04/15/2026 ~	7,600	7,600
OHA Credit Partners Ltd.
2.755% (US0003M + 1.010%) due 10/20/2025 ~	32,384	32,400
OneMain Direct Auto Receivables Trust
2.310% due 12/14/2021	11,800	11,717
OneMain Financial Issuance Trust
2.370% due 09/14/2032	44,800	44,064
Option One Mortgage Loan Trust
1.972% (US0001M + 0.100%) due 01/25/2037 ~	13,645	9,001
2.012% (US0001M + 0.140%) due 01/25/2037 ~	30,716	20,364
2.042% (US0001M + 0.170%) due 05/25/2037 ~	5,207	3,376
2.052% (US0001M + 0.180%) due 04/25/2037 ~	9,136	5,987
2.092% (US0001M + 0.220%) due 01/25/2037 ~	11,550	7,727
2.092% (US0001M + 0.220%) due 04/25/2037 ~	27,103	21,626
2.112% (US0001M + 0.240%) due 04/25/2037 ~	3,861	2,453
2.122% (US0001M + 0.250%) due 03/25/2037 ~	1,765	1,089
2.122% (US0001M + 0.250%) due 07/25/2037 ~	3,919	2,761
2.202% (US0001M + 0.330%) due 04/25/2037 ~	2,942	1,970
2.232% (US0001M + 0.360%) due 01/25/2036 ~	6,600	5,622
2.637% (US0001M + 0.765%) due 08/25/2035 ~	4,500	4,238

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Option One Mortgage Loan Trust Asset-Backed Certificates
2.332% (US0001M + 0.460%) due 11/25/2035 ~	$21,800	$20,290
2.727% (US0001M + 0.855%) due 10/25/2032 ~	3,057	2,967
OSCAR U.S. Funding Trust LLC
2.160% due 04/10/2019 «	16,400	16,412
2.418% due 04/12/2021 «~	8,500	8,505
Ownit Mortgage Loan Trust
2.472% (US0001M + 0.600%) due 10/25/2036 ^~	4,123	3,589
OZLM Ltd.
2.965% (US0003M + 1.220%) due 01/20/2027 ~	11,600	11,612
Palmer Square CLO Ltd.
2.951% (US0003M + 1.220%) due 10/17/2027 ~	23,500	23,577
Palmer Square Loan Funding Ltd.
0.000% due 07/15/2026 ~(c)	46,800	46,800
Panhandle-Plains Higher Education Authority, Inc.
2.825% (US0003M + 1.130%) due 10/01/2035 ~	13,462	13,555
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.672% (US0001M + 1.800%) due 12/25/2034 ~	13,859	13,795
Penarth Master Issuer PLC
2.206% due 03/18/2022 ~	11,500	11,507
People’s Choice Home Loan Securities Trust
2.592% (US0001M + 0.720%) due 05/25/2035 ^~	2,282	2,249
2.817% (US0001M + 0.945%) due 05/25/2035 ^~	7,000	6,041
3.222% (US0001M + 1.350%) due 01/25/2035 ~	5,920	5,836
People’s Financial Realty Mortgage Securities Trust
2.012% (US0001M + 0.140%) due 09/25/2036 ~	21,778	9,331
Popular ABS Mortgage Pass-Through Trust
2.082% (US0001M + 0.210%) due 01/25/2037 ~	7,000	6,664
2.502% (US0001M + 0.630%) due 06/25/2035 ~	3,676	3,641
5.700% due 12/25/2034	9,967	8,397
RAAC Trust
2.142% (US0001M + 0.270%) due 05/25/2036 ~	1,204	1,186
2.172% (US0001M + 0.300%) due 06/25/2044 ~	2,989	2,717
2.212% (US0001M + 0.340%) due 02/25/2036 ~	3,850	3,835
2.222% (US0001M + 0.350%) due 11/25/2046 ~	12,832	11,623
2.272% (US0001M + 0.400%) due 06/25/2047 ~	2,168	2,171
3.372% (US0001M + 1.500%) due 09/25/2047 ~	10,900	10,782
Renaissance Home Equity Loan Trust
2.232% (US0001M + 0.360%) due 11/25/2034 ~	306	287
2.572% (US0001M + 0.700%) due 08/25/2032 ~	104	100
2.752% (US0001M + 0.880%) due 08/25/2033 ~	68	66
5.473% due 01/25/2037	9,237	5,332
5.565% due 02/25/2036	3	3
5.893% due 06/25/2037 ^	8,030	3,978
5.906% due 06/25/2037	8,997	4,467
Residential Asset Mortgage Products Trust
2.092% (LIBOR01M + 0.220%) due 10/25/2034 ~	712	689
2.162% (US0001M + 0.290%) due 02/25/2036 ~	4,650	4,535

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.172% (US0001M + 0.300%) due 05/25/2036 ^~	$3,887	$3,374
2.232% (US0001M + 0.360%) due 08/25/2046 ~	21,016	17,589
4.422% (US0001M + 2.550%) due 12/25/2034 ~	2,000	1,966
Residential Asset Securities Corp. Trust
2.002% (US0001M + 0.130%) due 11/25/2036 ~	11,760	9,601
2.022% (US0001M + 0.150%) due 08/25/2036 ~	1,167	1,086
2.032% (US0001M + 0.160%) due 06/25/2036 ~	533	531
2.042% (US0001M + 0.170%) due 11/25/2036 ~	4,797	4,204
2.052% (US0001M + 0.180%) due 04/25/2036 ~	1,505	1,507
2.112% (US0001M + 0.240%) due 10/25/2036 ~	3,000	2,911
2.142% (US0001M + 0.270%) due 07/25/2036 ~	12,000	7,836
2.142% (US0001M + 0.270%) due 05/25/2037 ~	2,666	2,652
2.152% (US0001M + 0.280%) due 04/25/2036 ~	4,200	4,040
2.282% (US0001M + 0.410%) due 01/25/2036 ~	2,634	2,619
2.452% (US0001M + 0.580%) due 06/25/2033 ~	1,454	1,269
2.462% (US0001M + 0.590%) due 09/25/2035 ~	5,000	4,969
2.532% (US0001M + 0.660%) due 11/25/2035 ~	5,405	5,433
2.697% (US0001M + 0.825%) due 07/25/2034 ~	1,099	1,090
2.967% (US0001M + 1.095%) due 03/25/2035 ~	2,803	2,671
Residential Mortgage Loan Trust
3.372% (US0001M + 1.500%) due 09/25/2029 ~	7	7
SACO Trust
2.292% (US0001M + 0.420%) due 03/25/2036 ^~	36	34
2.372% (US0001M + 0.500%) due 12/25/2035 ~	16	15
Santander Drive Auto Receivables Trust
2.650% due 08/17/2020	95	95
Santander Retail Auto Lease Trust
1.956% due 10/20/2020 «~	69,700	69,700
2.710% due 10/20/2020 «	62,800	62,798
Saratoga Investment Corp. CLO Ltd.
3.295% (US0003M + 1.550%) due 10/20/2025 ~	19,400	19,502
Securitized Asset-Backed Receivables LLC Trust
1.932% (US0001M + 0.060%) due 12/25/2036 ^~	276	103
2.002% (US0001M + 0.130%) due 05/25/2037 ^~	792	612

26	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
2.032% (US0001M + 0.160%) due 07/25/2036 ~		$3,013	$1,541
2.112% (US0001M + 0.240%) due 07/25/2036 ~		3,874	2,005
2.122% (US0001M + 0.250%) due 03/25/2036 ~		12,607	9,460
2.122% (US0001M + 0.250%) due 05/25/2036 ~		14,012	9,295
2.142% (US0001M + 0.270%) due 03/25/2036 ~		19,986	17,890
2.832% (US0001M + 0.960%) due 01/25/2036 ^~		5,089	3,895
Securitized Term Auto Receivables Trust
1.510% due 04/25/2019		2,894	2,889
Seneca Park CLO Ltd.
2.851% (US0003M + 1.120%) due 07/17/2026 ~		27,600	27,671
SG Mortgage Securities Trust
2.022% (US0001M + 0.150%) due 10/25/2036 ~		20,988	17,113
SLC Student Loan Trust
1.999% (US0003M + 0.160%) due 05/15/2023 ~		1,846	1,845
2.235% (US0003M + 0.110%) due 03/15/2027 ~		14,668	14,617
3.025% (US0003M + 0.900%) due 06/15/2021 ~		4,300	4,330
SLM Private Credit Student Loan Trust
2.325% (US0003M + 0.200%) due 06/15/2023 ~		30,018	29,971
2.365% (US0003M + 0.240%) due 12/16/2041 ~		12,000	11,417
SLM Private Education Loan Trust
1.850% due 06/17/2030		9,439	9,374
4.027% (US0001M + 2.250%) due 06/16/2042 ~		18,000	18,679
4.450% (PRIME - 0.050%) due 05/16/2044 ~		1,204	1,229
5.027% (US0001M + 3.250%) due 05/16/2044 ~		13,624	13,969
SLM Student Loan Trust
0.000% due 12/15/2023 •	EUR	81	99
0.000% due 06/17/2024 •		6,579	8,113
1.785% (US0003M + 0.040%) due 01/25/2019 ~		$8,935	8,921
1.855% (US0003M + 0.110%) due 10/27/2025 ~		3,822	3,820
1.895% (US0003M + 0.150%) due 10/25/2029 ~		18,096	17,999
2.075% (US0003M + 0.330%) due 01/25/2022 ~		9,002	8,830
2.395% (US0003M + 0.650%) due 04/25/2019 ~		44	44
2.595% (LIBOR03M + 0.550%) due 12/15/2027 ~		71,741	71,782
2.645% (US0003M + 0.900%) due 07/25/2023 ~		700	705
2.675% (US0003M + 0.550%) due 12/15/2025 ~		38,255	38,465

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.245% (US0003M + 1.500%) due 04/25/2023 ~	$34,034	$34,764
3.325% (US0003M + 1.200%) due 12/15/2033 ~	16,715	16,996
3.445% (US0003M + 1.700%) due 07/25/2023 ~	2,169	2,227
SMB Private Education Loan Trust
1.930% due 03/16/2026 «~	24,500	24,500
SoFi Consumer Loan Program LLC
3.050% due 12/26/2025	10,918	10,913
SoFi Professional Loan Program LLC
1.530% due 04/25/2033	6,106	6,075
1.630% due 01/25/2036	5,730	5,694
1.830% due 05/25/2040	5,304	5,277
3.020% due 02/25/2040	9,555	9,402
3.172% (US0001M + 1.300%) due 02/25/2040 ~	7,114	7,162
SoFi Professional Loan Program Trust
2.640% due 08/25/2047	24,400	24,346
Sound Point CLO Ltd.
2.712% (US0003M + 0.990%) due 07/15/2025 ~	20,400	20,417
2.845% (US0003M + 1.100%) due 01/21/2026 ~	17,871	17,881
Soundview Home Loan Trust
1.952% (US0001M + 0.080%) due 06/25/2037 ~	12,127	8,844
1.982% (US0001M + 0.110%) due 01/25/2037 ~	4,603	3,658
2.022% (US0001M + 0.150%) due 03/25/2037 ~	4,678	4,545
2.032% (US0001M + 0.160%) due 11/25/2036 ~	6,486	6,287
2.032% (US0001M + 0.160%) due 01/25/2037 ~	4,394	3,511
2.052% (US0001M + 0.180%) due 02/25/2037 ~	9,725	4,178
2.052% (US0001M + 0.180%) due 08/25/2037 ~	3,313	3,237
2.082% (US0001M + 0.210%) due 06/25/2037 ~	21,106	15,591
2.112% (US0001M + 0.240%) due 07/25/2036 ~	15,300	13,546
2.122% (US0001M + 0.250%) due 08/25/2037 ~	3,828	3,395
2.132% (US0001M + 0.260%) due 02/25/2037 ~	12,549	5,473
2.152% (US0001M + 0.280%) due 05/25/2036 ~	5,000	4,785
2.172% (US0001M + 0.300%) due 01/25/2037 ~	39,975	32,905
2.697% (US0001M + 0.825%) due 06/25/2035 ~	2,453	2,432
South Carolina Student Loan Corp.
3.006% (US0003M + 1.000%) due 09/03/2024 ~	586	590
Specialty Underwriting & Residential Finance Trust
1.972% (US0001M + 0.100%) due 11/25/2037 ~	603	401
2.172% (US0001M + 0.300%) due 12/25/2036 ~	5,882	5,494
2.222% (US0001M + 0.350%) due 03/25/2037 ~	4,303	2,450
2.622% (US0001M + 0.750%) due 06/25/2036 ~	955	962
2.772% (US0001M + 0.900%) due 06/25/2036 ~	18,300	16,881
2.847% (US0001M + 0.975%) due 12/25/2035 ~	3,443	3,443
4.409% due 02/25/2037 ^	7,375	4,177
4.409% due 02/25/2037	34,547	19,575
SpringCastle America Funding LLC
3.050% due 04/25/2029	65,251	65,246
Staniford Street CLO Ltd.
3.305% (US0003M + 1.180%) due 06/15/2025 ~	5,400	5,407

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046 ~	$7,100	$7,030
Structured Asset Investment Loan Trust
2.022% (US0001M + 0.150%) due 06/25/2036 ~	1,953	1,902
2.044% (US0001M + 0.173%) due 07/25/2036 ~	16,626	11,766
2.472% (US0001M + 0.600%) due 01/25/2036 ~	6,526	6,448
2.572% (US0001M + 0.700%) due 04/25/2033 ~	1,053	1,034
2.772% (US0001M + 0.900%) due 05/25/2035 ~	9,400	9,344
2.802% (US0001M + 0.930%) due 09/25/2034 ~	436	437
2.847% (US0001M + 0.975%) due 01/25/2035 ~	10,188	8,852
2.872% (US0001M + 1.000%) due 09/25/2034 ~	337	338
2.997% (US0001M + 1.125%) due 01/25/2035 ~	3,957	2,885
3.072% (US0001M + 1.200%) due 12/25/2034 ~	8,795	8,699
3.252% (US0001M + 1.380%) due 04/25/2033 ~	129	127
3.447% (US0001M + 1.575%) due 01/25/2035 ~	4,313	2,287
3.597% (US0001M + 1.725%) due 01/25/2035 ^~	4,796	539
Structured Asset Securities Corp.
5.006% due 10/25/2034	911	932
Structured Asset Securities Corp. Mortgage Loan Trust
2.032% (US0001M + 0.160%) due 03/25/2036 ~	32	32
2.052% (US0001M + 0.180%) due 01/25/2037 ~	3,340	1,873
2.122% (US0001M + 0.250%) due 09/25/2036 ~	4,500	4,420
2.142% (US0001M + 0.270%) due 04/25/2036 ~	12,913	12,205
2.172% (US0001M + 0.300%) due 06/25/2035 ~	1,569	1,483
2.242% (US0001M + 0.370%) due 04/25/2036 ~	5,779	5,424
2.252% (US0001M + 0.380%) due 10/25/2036 ~	18,467	16,220
2.322% (US0001M + 0.450%) due 05/25/2037 ~	3,486	3,298
4.422% (US0001M + 2.550%) due 12/25/2034 ~	838	823
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.868% due 06/25/2033	31	32
Sudbury Mill CLO Ltd.
2.881% (US0003M + 1.150%) due 01/17/2026 ~	11,700	11,713
SVO Mortgage LLC
2.000% due 09/20/2029	18	18
Symphony CLO Ltd.
2.752% (US0003M + 1.030%) due 10/15/2025 ~	31,765	31,792

See Accompanying Notes	27

Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Telos CLO Ltd.
3.001% (US0003M + 1.270%) due 01/17/2027 ~	$19,700	$19,712
TICP CLO Ltd.
0.000% due 04/20/2028 ~(c)	18,000	18,009
2.905% (US0003M + 1.160%) due 07/20/2026 ~	40,700	40,740
2.925% (US0003M + 1.180%) due 01/20/2027 ~	4,600	4,602
2.932% (US0003M + 1.180%) due 04/26/2026 ~	10,600	10,610
Trapeza CDO Ltd.
1.994% (US0003M + 0.290%) due 04/06/2042 ~	2,556	2,326
2.155% (US0003M + 0.410%) due 01/25/2035 ~	18,403	17,207
Triaxx Prime CDO Ltd.
1.930% (US0001M + 0.260%) due 10/02/2039 ~	33,260	20,980
Trillium Credit Card Trust
1.961% due 02/27/2023 ~	24,500	24,504
Tropic CDO Ltd.
1.679% (US0003M + 0.320%) due 07/15/2036 ~	23,867	21,480
Utah State Board of Regents
2.622% (US0001M + 0.750%) due 01/25/2057 ~	73,606	73,606
VB-S1 Issuer LLC
3.065% due 06/15/2046	9,600	9,587
Venture CLO Ltd.
2.784% due 02/28/2026 ~	39,900	39,891
Vibrant CLO Ltd.
2.641% (US0003M + 0.900%) due 07/24/2024 ~	23,259	23,278
VOLT LLC
3.000% due 10/25/2047	35,278	35,036
3.125% due 06/25/2047	27,654	27,581
3.125% due 09/25/2047	44,364	44,231
3.250% due 06/25/2047	49,847	49,759
Wachovia Loan Trust
2.232% (US0001M + 0.360%) due 05/25/2035 ~	326	326
WaMu Asset-Backed Certificates WaMu Trust
2.122% (US0001M + 0.250%) due 04/25/2037 ~	13,626	7,615
Washington Mutual Asset-Backed Certificates Trust
1.932% (US0001M + 0.060%) due 10/25/2036 ~	1,881	1,032
Westlake Automobile Receivables Trust
1.780% due 04/15/2020	8,340	8,323
WhiteHorse Ltd.
2.978% (US0003M + 1.200%) due 02/03/2025 ~	10,654	10,656
World Omni Automobile Lease Securitization Trust
1.680% due 12/16/2019	14,136	14,072
2.590% due 11/16/2020 «	16,800	16,799
Z Capital Credit Partners CLO Ltd.
2.672% due 07/16/2027 ~	16,900	16,917

Total Asset-Backed Securities (Cost $7,533,929)		7,933,846

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SOVEREIGN ISSUES 5.2%
Argentina Government International Bond
22.844% (BADLARPP) due 10/04/2022 ~	ARS	26,681	$2,200
24.949% (BADLARPP + 2.000%) due 04/03/2022 ~		338,656	17,284
Autonomous City of Buenos Aires Argentina
27.877% (BADLARPP + 5.000%) due 01/23/2022 ~		218,785	11,336
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	44,086	54,657
4.900% due 09/15/2021		20,800	28,130
4.950% due 02/11/2020		8,650	11,428
Bonos de la Nacion Argentina con Ajuste por CER
4.000% due 03/06/2020	ARS	5,527,200	288,881
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2018 (h)	BRL	1,518,406	453,007
0.000% due 10/01/2018 (h)		7,254,000	2,131,403
Cyprus Government International Bond
3.875% due 05/06/2022	EUR	1,200	1,658
Development Bank of Japan, Inc.
2.125% due 09/01/2022		$22,900	22,155
Israel Government International Bond
3.250% due 01/17/2028		8,300	8,095
4.125% due 01/17/2048		4,000	3,858
Italy Buoni Poliennali Del Tesoro
0.250% due 05/15/2018	EUR	36,200	44,584
3.500% due 06/01/2018		3,200	3,962
Japan Bank for International Cooperation
2.375% due 07/21/2022		$8,500	8,305
2.500% due 06/01/2022		24,200	23,755
Japan Finance Organization for Municipalities
2.000% due 09/08/2020		28,600	28,010
2.625% due 04/20/2022		78,900	77,628
Kuwait International Government Bond
2.750% due 03/20/2022		20,400	20,017
New South Wales Treasury Corp.
2.750% due 11/20/2025 (j)	AUD	1,283	1,117
6.000% due 03/01/2022		165	144
Poland Government International Bond
4.000% due 01/22/2024		$15	16
Province of Alberta
2.050% due 08/17/2026 (o)		6,000	5,500
Province of Ontario
1.650% due 09/27/2019 (o)		85,700	84,691
4.000% due 10/07/2019		23,855	24,394
4.400% due 04/14/2020		18,900	19,581
Province of Quebec
2.750% due 08/25/2021		81,800	81,648
3.500% due 07/29/2020		11,900	12,131
3.500% due 12/01/2022	CAD	68,053	55,451
Queensland Treasury Corp.
4.250% due 07/21/2023	AUD	455	377
Republic of Germany
0.250% due 04/13/2018	EUR	27,700	34,092
Spain Government International Bond
0.250% due 04/30/2018		151,200	186,152
Tokyo Metropolitan Government
2.500% due 06/08/2022		$4,500	4,403

Total Sovereign Issues (Cost $3,783,785)			3,750,050

	SHARES	MARKET VALUE (000s)
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (f)	775,108	$16
Urbi Desarrollos Urbanos S.A.B. de C.V. (f)	184,993	68

Total Common Stocks (Cost $15,195)		84

CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
0.000% «(f)	9,188,000	0

Total Convertible Preferred Securities (Cost $0)		0

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
CoBank ACB
6.250% (US0003M + 4.557%) due 10/01/2022 ~(k)	40,000	4,240

Total Preferred Securities (Cost $4,180)		4,240

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 24.1%
CERTIFICATES OF DEPOSIT 0.7%
Barclays Bank PLC
1.940% due 09/04/2018		$264,000	263,406
2.355% due 05/17/2018		100,000	100,062
Credit Suisse AG
2.507% due 09/28/2018		129,900	129,900

			493,368

COMMERCIAL PAPER 2.9%
Bank of Montreal
1.475% due 04/09/2018	CAD	40,100	31,111
1.479% due 04/02/2018		39,600	30,732
1.489% due 04/04/2018		87,500	67,899
1.492% due 04/05/2018		46,200	35,849
1.504% due 04/02/2018		48,300	37,483
Bank of Nova Scotia
1.487% due 04/06/2018		56,700	43,995
1.488% due 04/05/2018		54,700	42,445
1.504% due 04/02/2018		213,300	165,532
1.516% due 04/09/2018		54,500	42,283
Canadian Imperial Bank of Commerce
1.487% due 04/12/2018		55,700	43,209
1.488% due 04/16/2018		68,900	53,440
1.489% due 04/16/2018		16,200	12,565
Dominion Gas Holdings LLC
2.060% due 04/09/2018		$12,900	12,892
2.150% due 04/16/2018		28,000	27,971
Dominion Resources, Inc.
2.210% due 04/16/2018		36,300	36,262
2.360% due 04/17/2018		20,350	20,327
2.360% due 04/18/2018		31,200	31,163
Enbridge Energy Partners LP 2.520% due 04/10/2018		7,900	7,895
Ford Motor Credit Co.
2.000% due 09/04/2018		33,600	33,227
2.780% due 02/19/2019		43,400	42,272

28	See Accompanying Notes

March 31, 2018

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
HSBC Bank Canada
1.501% due 04/09/2018	CAD	18,600	$14,431
1.505% due 04/06/2018		27,200	21,105
1.512% due 04/13/2018		7,600	5,895
1.514% due 04/04/2018		16,900	13,114
1.514% due 04/10/2018		12,200	9,465
1.514% due 04/12/2018		15,400	11,946
Marriott International
2.400% due 05/02/2018		$7,700	7,683
2.400% due 05/07/2018		16,600	16,559
Mondelez International, Inc.
2.080% due 04/05/2018		54,000	53,979
2.080% due 04/06/2018		20,600	20,591
2.420% due 04/18/2018		22,350	22,323
2.520% due 05/04/2018		32,350	32,276
2.520% due 05/07/2018		35,900	35,811
National Bank of Canada
1.461% due 04/05/2018	CAD	4,400	3,414
1.474% due 04/13/2018		8,100	6,283
NRW Bank
1.870% due 04/23/2018		$45,800	45,742
QUALCOMM, Inc.
2.250% due 05/30/2018		5,300	5,282
Rockwell Collins, Inc.
2.420% due 04/16/2018		55,800	55,741
Royal Bank of Canada
1.439% due 04/05/2018	CAD	4,800	3,725
1.486% due 04/12/2018		20,400	15,825
1.488% due 04/09/2018		50,100	38,869
1.488% due 04/18/2018		8,400	6,515
1.492% due 04/02/2018		12,600	9,778
1.497% due 04/09/2018		16,800	13,034
1.500% due 04/06/2018		34,100	26,459
1.501% due 04/04/2018		10,100	7,838
1.501% due 04/16/2018		65,400	50,725
1.502% due 04/03/2018		24,300	18,857
2.000% due 04/20/2018		13,200	10,236
Schlumberger Holdings
2.510% due 06/20/2018		$32,850	32,670
Sempra Energy Holdings
2.500% due 05/08/2018		11,000	10,972
2.600% due 05/21/2018		25,800	25,711
2.600% due 05/22/2018		31,400	31,289
2.600% due 05/23/2018		32,300	32,184
Spectra Energy Partners LP
2.300% due 04/12/2018		32,900	32,873
2.400% due 04/09/2018		62,150	62,111
2.500% due 05/07/2018		27,800	27,731
Spire, Inc.
2.200% due 04/03/2018		10,000	9,997
Toronto Dominion Bank
1.486% due 04/20/2018	CAD	17,700	13,726
1.489% due 04/16/2018		33,100	25,673
1.496% due 04/10/2018		4,100	3,181
1.498% due 04/06/2018		28,600	22,192
1.500% due 04/05/2018		34,200	26,538
1.501% due 04/04/2018		11,900	9,234
1.501% due 04/06/2018		11,800	9,156
1.502% due 04/03/2018		11,300	8,769
1.507% due 04/02/2018		78,000	60,532
2.000% due 04/18/2018		6,300	4,886
UDR, Inc.
2.130% due 04/04/2018		$24,400	24,392

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Viacom, Inc.
2.930% due 06/15/2018		$139,900	$139,158
WEC Energy Group, Inc.
2.200% due 04/03/2018		14,800	14,796
2.200% due 04/04/2018		18,000	17,994
2.250% due 04/05/2018		33,300	33,287
2.400% due 04/04/2018		7,400	7,398

			2,088,503

REPURCHASE AGREEMENTS (n) 0.0%			18,968

SHORT-TERM NOTES 0.5%
Bonos de la Nacion Argentina con Ajuste por CER
3.750% due 02/08/2019	ARS	499,300	26,154
Capital Auto Receivables Asset Trust
2.100% due 03/20/2019		$94,725	94,728
Letras del Banco Central de la Republica Argentina
25.100% due 10/17/2018	ARS	250,000	10,954
25.300% due 08/15/2018		250,000	11,294
25.400% due 08/15/2018		309,400	13,978
25.600% due 08/15/2018		1,106,027	49,967
26.000% due 07/18/2018		880,832	40,806
26.200% due 05/16/2018		58,100	2,807
26.250% due 05/16/2018		96,870	4,680
26.400% due 04/18/2018		240,200	11,819
26.450% due 04/18/2018 - 05/16/2018		117,720	5,775
26.500% due 04/18/2018		1,000,000	49,203
Nigeria Open Market Operation Bills
15.294% due 08/09/2018	NGN	1,200,000	3,171
15.298% due 08/09/2018		800,000	2,114
15.302% due 09/06/2018		1,200,000	3,133
15.383% due 08/09/2018		1,200,000	3,171
15.696% due 11/08/2018		300,000	763
15.703% due 10/25/2018		400,000	1,023
15.798% due 11/08/2018		400,000	1,017
15.805% due 10/25/2018		700,000	1,790
19.103% due 05/10/2018		1,660,000	4,555
19.149% due 05/10/2018		744,700	2,043
19.206% due 05/24/2018		1,240,000	3,382
19.252% due 05/24/2018		495,100	1,350
19.397% due 05/24/2018		1,660,000	4,527
19.415% due 05/17/2018		3,650,000	9,985
Santander Retail Auto Lease Trust
2.200% due 03/20/2019 «		$32,625	32,625

			396,814

ARGENTINA TREASURY BILLS 0.9%
12.032% due 04/13/2018 - 02/22/2019 (g)(h)	ARS	5,381,748	628,733

FRANCE TREASURY BILLS 0.1%
(0.926)% due 04/05/2018 - 04/18/2018 (g)(h)	EUR	29,900	36,793

GERMANY TREASURY BILLS 0.0%
(0.963)% due 04/11/2018 (h)(i)		5,600	6,892

GREECE TREASURY BILLS 1.2%
1.257% due 04/13/2018 - 03/15/2019 (g)(h)		703,050	861,615

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
ITALY TREASURY BILLS 0.6%
(0.556)% due 04/13/2018 - 06/29/2018 (g)(h)	EUR	347,200	$427,428

JAPAN TREASURY BILLS 15.5%
(0.194)% due 04/05/2018 - 06/18/2018 (g)(h)	JPY	1,193,218,600	11,216,024

NIGERIA TREASURY BILLS 0.1%
16.519% due 05/03/2018 - 11/29/2018 (g)(h)	NGN	19,890,000	52,036

SPAIN TREASURY BILLS 0.1%
(0.532)% due 05/11/2018 (h)(i)	EUR	36,300	44,692

U.K. TREASURY BILLS 0.5%
0.234% due 04/03/2018 - 04/20/2018 (g)(h)	GBP	281,700	395,191

U.S. TREASURY BILLS 1.0%
1.566% due 04/19/2018 - 04/26/2018 (g)(h)(o)(q)(s)		$740,309	739,664

Total Short-Term Instruments (Cost $17,274,308)			17,406,721

Total Investments in Securities (Cost $100,090,223)			101,449,103

		SHARES
INVESTMENTS IN AFFILIATES 18.3%
SHORT-TERM INSTRUMENTS 18.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.3%
PIMCO Short Asset Portfolio		655,744,770	6,558,759
PIMCO Short-Term Floating NAV Portfolio III		672,995,802	6,651,218

Total Short-Term Instruments (Cost $13,216,470)			13,209,977

Total Investments in Affiliates (Cost $13,216,470)			13,209,977

Total Investments 158.9% (Cost $113,306,693)			$114,659,080
Financial Derivative Instruments (p)(r) (0.7)% (Cost or Premiums, net $76,715)			(492,757)
Other Assets and Liabilities, net (58.2)%			(41,994,418)

Net Assets 100.0%			$72,171,905

See Accompanying Notes	29

Schedule of Investments PIMCO Total Return Fund (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind bond security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Coupon represents a yield to maturity.
(j)	Principal amount of security is adjusted for inflation.
(k)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(l)	Contingent convertible security.
(m)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Britannia Mortgages PLC	1.000%	12/20/2048	12/29/2017	$5,184	$5,281	0.01%
Lloyds Banking Group PLC	3.000%	10/11/2018	09/18/2017	22,500	22,454	0.03%
Lloyds Banking Group PLC	3.000%	02/04/2019	09/18/2017	17,500	17,409	0.03%
Pinnacol Assurance	8.625%	06/25/2034	06/23/2014	15,000	16,267	0.02%

				$60,184	$61,411	0.09%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(n)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.250%	03/29/2018	04/02/2018	$18,968	U.S. Treasury Notes 2.000% due 04/30/2024	$(19,348)	$18,968	$18,971

Total Repurchase Agreements						$(19,348)	$18,968	$18,971

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	1.500%	03/23/2018	TBD	(3)	$(5,208)	$(5,210)
	2.200%	03/28/2018	05/04/2018		(439,178)	(439,312)
BOM	1.630%	02/08/2018	04/10/2018		(246,875)	(247,467)
	1.710%	02/23/2018	04/23/2018		(494,100)	(494,992)
	1.710%	02/26/2018	04/26/2018		(348,688)	(349,267)
	1.710%	03/05/2018	04/23/2018		(53,034)	(53,104)
	1.710%	03/15/2018	04/23/2018		(42,704)	(42,741)
	1.800%	03/07/2018	04/16/2018		(350,000)	(350,455)
	1.800%	03/16/2018	04/16/2018		(104,803)	(104,892)
	1.800%	03/22/2018	04/16/2018		(152,380)	(152,464)
	1.810%	03/08/2018	04/09/2018		(100,375)	(100,501)
	1.810%	03/09/2018	04/09/2018		(283)	(283)
	1.830%	03/13/2018	05/14/2018		(306,875)	(307,187)
	1.920%	03/23/2018	04/23/2018		(60,053)	(60,085)
	1.940%	03/21/2018	04/23/2018		(51,805)	(51,838)
BOS	1.600%	03/14/2018	05/15/2018		(11,235)	(11,244)
	1.610%	03/07/2018	04/09/2018		(1,589)	(1,591)
	1.610%	03/15/2018	04/09/2018		(33,667)	(33,694)
	1.680%	03/15/2018	04/26/2018		(8,330)	(8,337)
	1.700%	03/07/2018	04/12/2018		(1,987)	(1,990)
	1.870%	03/13/2018	04/12/2018		(71,243)	(71,317)
	2.040%	03/23/2018	04/23/2018		(594,850)	(595,187)
	2.070%	03/23/2018	04/23/2018		(132,717)	(132,793)
	2.400%	03/29/2018	04/02/2018		(25,297)	(25,303)
BRC	1.870%	03/13/2018	04/12/2018		(39,162)	(39,203)
	2.000%	03/21/2018	04/20/2018		(268,919)	(269,098)
BSN	1.580%	03/05/2018	04/13/2018		(10,287)	(10,300)
	1.580%	03/15/2018	04/13/2018		(7,181)	(7,187)
	1.590%	03/15/2018	04/02/2018		(1,628)	(1,629)
CIB	1.660%	02/20/2018	04/20/2018		(106,838)	(107,039)
	1.660%	03/14/2018	04/20/2018		(16,759)	(16,774)
	1.850%	03/09/2018	04/06/2018		(431,113)	(431,644)
	1.850%	03/15/2018	04/06/2018		(19,054)	(19,072)
	1.850%	03/22/2018	04/06/2018		(58,050)	(58,083)
	2.100%	03/21/2018	04/04/2018		(542,318)	(542,697)

30	See Accompanying Notes

March 31, 2018

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
GRE	1.640%	03/15/2018	04/19/2018		$(17,809)	$(17,824)
	1.650%	03/14/2018	04/16/2018		(3,299)	(3,302)
	1.690%	03/15/2018	05/16/2018		(1,532)	(1,533)
	1.700%	03/21/2018	05/18/2018		(69,737)	(69,777)
	1.760%	03/02/2018	04/13/2018		(5,917)	(5,926)
	1.760%	03/21/2018	04/13/2018		(46,824)	(46,851)
	1.790%	03/07/2018	04/06/2018		(39,750)	(39,801)
	1.790%	03/15/2018	04/06/2018		(26,810)	(26,834)
	1.820%	03/12/2018	04/12/2018		(137,719)	(137,865)
	1.990%	03/09/2018	04/09/2018		(434,953)	(435,530)
GSC	1.950%	03/13/2018	04/12/2018		(313,506)	(313,846)
IND	1.590%	03/21/2018	04/16/2018		(12,429)	(12,435)
	1.600%	03/15/2018	04/17/2018		(199)	(200)
	1.600%	03/21/2018	04/17/2018		(9,487)	(9,493)
	1.620%	03/15/2018	04/23/2018		(100)	(100)
	1.630%	03/07/2018	04/10/2018		(2,567)	(2,570)
	1.630%	03/15/2018	04/10/2018		(1,984)	(1,986)
	1.630%	03/21/2018	04/10/2018		(37,950)	(37,971)
	1.650%	03/07/2018	04/13/2018		(1,345)	(1,346)
	1.650%	03/15/2018	04/13/2018		(882)	(883)
	1.680%	03/07/2018	04/23/2018		(2,934)	(2,938)
	1.680%	03/15/2018	04/23/2018		(3,790)	(3,794)
	1.700%	03/15/2018	04/10/2018		(13,965)	(13,977)
JML	1.200%	02/06/2018	TBD	(3)	(1,100)	(1,102)
JPS	1.720%	02/12/2018	05/14/2018		(221,500)	(222,019)
NOM	1.740%	02/16/2018	05/16/2018		(221,883)	(222,366)
NXN	1.540%	02/13/2018	04/05/2018		(102,244)	(102,454)
	1.540%	03/09/2018	04/05/2018		(42,469)	(42,512)
	1.580%	02/05/2018	04/03/2018		(642,950)	(644,530)
	1.580%	03/22/2018	04/03/2018		(143,745)	(143,814)
	1.600%	01/22/2018	04/13/2018		(98,000)	(98,305)
	1.800%	02/26/2018	05/29/2018		(344,292)	(344,894)
RBC	1.710%	02/14/2018	05/16/2018		(267,094)	(267,690)
	1.720%	03/08/2018	05/18/2018		(24,750)	(24,780)
	1.740%	02/23/2018	05/22/2018		(140,275)	(140,533)
	1.740%	03/15/2018	05/22/2018		(292,300)	(292,554)
	1.740%	03/22/2018	05/22/2018		(29,280)	(29,296)
	1.810%	03/08/2018	04/09/2018		(299,625)	(300,002)
	1.810%	03/22/2018	04/09/2018		(271,603)	(271,753)
	1.850%	03/13/2018	04/12/2018		(48,953)	(49,003)
SCX	1.640%	03/07/2018	04/19/2018		(2,683)	(2,686)
	1.790%	03/22/2018	04/03/2018		(113,490)	(113,552)
	1.810%	03/06/2018	04/06/2018		(504,305)	(504,990)
TDM	1.550%	03/23/2018	TBD	(3)	(10,540)	(10,545)

Total Reverse Repurchase Agreements						$(10,160,142)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date		Amount Borrowed (2)	Payable for Sale-Buyback Transactions (4)
UBS	1.560%	01/05/2018	04/05/2018		$(127,423)	$(127,406)
	1.560%	01/25/2018	04/06/2018		(690)	(690)
	1.560%	02/08/2018	04/06/2018		(9,255)	(9,254)
	1.600%	02/05/2018	04/02/2018		(270,111)	(270,111)
	1.630%	02/07/2018	04/05/2018		(131,442)	(131,424)
	1.630%	02/14/2018	04/09/2018		(60,746)	(60,726)
	1.630%	03/02/2018	04/09/2018		(162,307)	(162,256)
	1.630%	03/07/2018	04/09/2018		(6,742)	(6,740)
	1.660%	02/08/2018	04/30/2018		(3,419)	(3,415)
	1.660%	02/14/2018	04/30/2018		(44,796)	(44,738)

Total Sale-Buyback Transactions						$(816,760)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies 0.0%
Fannie Mae, TBA	4.000%	04/01/2033	$24,000	$(24,571)	$(24,675)
Ginnie Mae, TBA	3.000%	04/01/2048	2,600	(2,534)	(2,556)

Total Short Sales 0.0%				$(27,105)	$(27,231)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2018:

Counterparty	Repurchase Agreement Proceeds to be Received (1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions (4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (5)
Global/Master Repurchase Agreement
BCY	$0	$(444,522)	$0	$(444,522)	$477,526	$33,004
BOM	0	(2,315,276)	0	(2,315,276)	2,311,244	(4,032)

See Accompanying Notes	31

Schedule of Investments PIMCO Total Return Fund (Cont.)

Counterparty	Repurchase Agreement Proceeds to be Received (1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions (4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (5)
BOS	$0	$(881,456)	$0	$(881,456)	$906,683	$25,227
BRC	0	(308,301)	0	(308,301)	316,962	8,661
BSN	0	(19,116)	0	(19,116)	19,152	36
CIB	0	(1,175,309)	0	(1,175,309)	1,170,145	(5,164)
FICC	18,971	0	0	18,971	(19,348)	(377)
GRE	0	(785,243)	0	(785,243)	803,953	18,710
GSC	0	(313,846)	0	(313,846)	324,293	10,447
IND	0	(87,693)	0	(87,693)	87,476	(217)
JML	0	(1,102)	0	(1,102)	1,065	(37)
JPS	0	(222,019)	0	(222,019)	222,315	296
NOM	0	(222,366)	0	(222,366)	228,766	6,400
NXN	0	(1,376,509)	0	(1,376,509)	1,384,805	8,296
RCY	0	(1,375,611)	0	(1,375,611)	1,371,660	(3,951)
SCX	0	(621,228)	0	(621,228)	621,071	(157)
TDM	0	(10,545)	0	(10,545)	10,574	29
Master Securities Forward Transaction Agreement
UBS	0	0	(816,760)	(816,760)	812,357	(4,403)

Total Borrowings and Other Financing Transactions	$18,971	$(10,160,142)	$(816,760)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(435,530)	$0	$(1,102)	$(436,632)
U.S. Government Agencies	0	(1,470,447)	(1,006,572)	0	(2,477,019)
U.S. Treasury Obligations	0	(5,864,123)	(1,366,613)	0	(7,230,736)
Sovereign Issues	0	0	0	(15,755)	(15,755)

Total	$0	$(7,770,100)	$(2,373,185)	$(16,857)	$(10,160,142)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(816,760)	0	0	(816,760)

Total	$0	$(816,760)	$0	$0	$(816,760)

Total Borrowings	$0	$(8,586,860)	$(2,373,185)	$(16,857)	$(10,976,902)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(10,976,902)

(o)	Securities with an aggregate market value of $11,174,679 and cash of $7,469 have been pledged as collateral under the terms of the above master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2018 was $(4,416,452) at a weighted average interest rate of 1.334%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(171) of deferred price drop.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(p)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures		$105.250	05/25/2018	20,548	$20,548	$176	$22
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures		105.500	05/25/2018	84,479	84,479	728	90
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures		105.750	05/25/2018	2,500	2,500	21	3
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures		106.000	05/25/2018	65,314	65,314	558	70
Put - CBOT U.S. Treasury 5-Year Note June 2018 Futures		106.250	05/25/2018	3,651	3,651	31	4
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures		107.500	05/25/2018	204	204	2	0
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures		108.000	05/25/2018	33,293	33,293	285	36
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures		108.500	05/25/2018	65,272	65,272	558	71
Put - CBOT U.S. Treasury 10-Year Note June 2018 Futures		110.500	05/25/2018	2,500	2,500	21	3
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures		177.000	05/25/2018	418	418	3	0
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures		179.000	05/25/2018	2,788	2,788	23	2
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures		180.000	05/25/2018	18,509	18,509	153	16
Call - CBOT U.S. Treasury 30-Year Bond June 2018 Futures		181.000	05/25/2018	4,900	4,900	41	4
Call - MSE Canada Government 10-Year Bond June 2018 Futures	CAD	150.000	05/18/2018	1,830	1,830	17	7

						$2,617	$328

Total Purchased Options						$2,617	$328

32	See Accompanying Notes

March 31, 2018

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note May 2018 Futures	$120.000	04/20/2018	9,305	$9,305	$(2,024)	$(872)
Put - CBOT U.S. Treasury 10-Year Note May 2018 Futures	120.500	04/20/2018	3,711	3,711	(808)	(754)

					$(2,832)	$(1,626)

Total Written Options					$(2,832)	$(1,626)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 168.500 on Euro-OAT France Government 10-Year Bond June 2018 Futures	05/2018	5,259	EUR	65	$(6)	$0	$0
Call Options Strike @ EUR 170.000 on Euro-OAT France Government 10-Year Bond June 2018 Futures	05/2018	31,263		385	(33)	0	0
Euro-Bund 10-Year Bond June Futures	06/2018	30,208		5,925,921	90,015	7,434	0
Put Options Strike @ EUR 140.000 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	34,798		428	(37)	0	0
Put Options Strike @ EUR 141.000 on Euro-Bund 10-Year Bond June 2018 Futures	05/2018	9,928		122	(10)	0	0
U.S. Treasury 5-Year Note June Futures	06/2018	169,830		$19,438,901	83,700	18,576	0
U.S. Treasury 10-Year Note June Futures	06/2018	93,903		11,375,468	88,254	22,009	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2018	4,996		801,702	17,477	5,776	0

					$279,360	$53,795	$0

SHORT FUTURES CONTRACTS

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	1,004		$(244,010)	$1,305	$13	$0
90-Day Eurodollar June Futures	06/2020	14,257		(3,464,451)	1,956	0	0
90-Day Eurodollar March Futures	03/2020	11,451		(2,782,736)	8,279	143	0
90-Day Eurodollar September Futures	09/2019	309		(75,145)	386	4	0
90-Day Eurodollar September Futures	09/2020	7,406		(1,799,473)	(1,700)	0	(93)
Australia Government 10-Year Bond June Futures	06/2018	7,648	AUD	(761,375)	(11,945)	601	(3,894)
Canada Government 10-Year Bond June Futures	06/2018	8,474	CAD	(876,571)	(16,140)	0	(3,749)
Euro-BTP Italy Government Bond June Futures	06/2018	10,701	EUR	(1,827,454)	(45,244)	0	(14,484)
Euro-Buxl 30-Year Bond June Futures	06/2018	8,651		(1,760,407)	(53,824)	3,193	(426)
Euro-OAT France Government 10-Year Bond June Futures	06/2018	37,481		(7,129,457)	(135,139)	0	(12,913)
Put Options Strike @ EUR 158.000 on Euro-Bund 10-Year Bond May 2018 Futures	04/2018	4,862		(658)	860	359	0
U.S. Treasury 30-Year Bond June Futures	06/2018	23,747		$(3,481,904)	(98,716)	0	(17,810)
United Kingdom Long Gilt June Futures	06/2018	459	GBP	(79,093)	(1,472)	0	(438)

					$(351,394)	$4,313	$(53,807)

Total Futures Contracts					$(72,034)	$58,108	$(53,807)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Bank of America Corp.	1.000%	Quarterly	12/20/2020	0.329%		$40,000	$801	$(76)	$725	$0	$(2)
Berkshire Hathaway, Inc.	1.000%	Quarterly	09/20/2021	0.381%		20,000	177	244	421	1	0
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2023	0.728%		47,000	(522)	1,210	688	0	(33)
Citigroup, Inc.	1.000%	Quarterly	12/20/2020	0.335%		58,200	1,175	(128)	1,047	0	(6)
Daimler AG	1.000%	Quarterly	12/20/2020	0.311%	EUR	35,800	593	260	853	0	(17)
Exelon Generation Co. LLC	1.000%	Quarterly	06/20/2022	0.745%		$8,700	(228)	320	92	0	0
Ford Motor Credit Co. LLC	5.000%	Quarterly	12/20/2022	1.141%		3,100	573	(42)	531	0	(13)
General Motors Co.	5.000%	Quarterly	06/20/2022	0.833%		2,100	357	(5)	352	1	0
Goldman Sachs Group, Inc.	1.000%	Quarterly	12/20/2020	0.387%		169,900	3,226	(407)	2,819	0	(21)
Goldman Sachs Group, Inc.	1.000%	Quarterly	06/20/2021	0.427%		29,800	602	(61)	541	5	0
Goldman Sachs Group, Inc.	1.000%	Quarterly	12/20/2021	0.495%		22,100	463	(59)	404	0	(5)
MBIA, Inc.	5.000%	Quarterly	12/20/2018	4.668%		5,000	(275)	296	21	0	(2)
MBIA, Inc.	5.000%	Quarterly	12/20/2019	5.540%		23,500	(2,239)	2,079	(160)	0	(68)
MetLife, Inc.	1.000%	Quarterly	06/20/2021	0.320%		25,200	89	453	542	0	(2)
MetLife, Inc.	1.000%	Quarterly	12/20/2021	0.410%		72,300	(673)	2,219	1,546	0	(35)
Morgan Stanley	1.000%	Quarterly	12/20/2020	0.388%		68,200	1,084	46	1,130	0	(5)
Tesco PLC	1.000%	Quarterly	06/20/2022	0.993%	EUR	143,000	(7,211)	7,328	117	0	(40)

							$(2,008)	$13,677	$11,669	$7	$(249)

See Accompanying Notes	33

Schedule of Investments PIMCO Total Return Fund (Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.IG-30 5-Year Index	1.000%	Quarterly	06/20/2023	$4,489,300	$76,762	$(1,093)	$75,669	$4,438	$0
CDX.HY-30 5-Year Index	5.000%	Quarterly	06/20/2023	112,900	6,777	226	7,003	508	0
CDX.HY-29 5-Year Index	5.000%	Quarterly	12/20/2022	93,100	6,362	(182)	6,180	380	0
CDX.IG-26 5-Year Index	1.000%	Quarterly	06/20/2021	1,600	28	3	31	1	0
CDX.IG-27 5-Year Index	1.000%	Quarterly	12/20/2021	2,900	53	4	57	2	0
CDX.IG-28 5-Year Index	1.000%	Quarterly	06/20/2022	28,000	524	0	524	23	0
CDX.IG-29 5-Year Index	1.000%	Quarterly	12/20/2022	2,166,400	42,249	(1,291)	40,958	1,919	0

					$132,755	$(2,333)	$130,422	$7,271	$0

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Year BRL-CDI	8.220%	Maturity	01/02/2020	BRL	763,900	$(3,306)	$(1,844)	$(5,150)	$0	$(220)
Pay	1-Year BRL-CDI	10.060	Maturity	01/02/2023		463,100	1,053	5,148	6,201	179	0
Pay	1-Year BRL-CDI	10.460	Maturity	01/04/2027		1,094,000	1,777	12,538	14,315	547	0
Receive	3-Month CAD-Bank Bill	2.300	Semi-Annual	12/15/2025	CAD	62,000	(605)	994	389	0	(170)
Receive	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046		57,500	(694)	8,816	8,122	0	(320)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/05/2019		$2,702,600	0	(8,942)	(8,942)	0	(304)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		725,900	(5,976)	20,317	14,341	0	(1,443)
Receive (5)	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		1,884,200	107,284	(17,775)	89,509	0	(4,048)
Receive	3-Month USD-LIBOR	2.532	Semi-Annual	12/05/2047		7,900	0	432	432	0	(39)
Receive	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2028	AUD	300,000	(696)	(3,159)	(3,855)	0	(1,174)
Pay (5)	6-Month EUR-EURIBOR	1.613	Annual	07/04/2042	EUR	334,600	0	10,451	10,451	0	(508)
Pay (5)	6-Month EUR-EURIBOR	1.623	Annual	07/04/2042		261,200	0	8,819	8,819	0	(395)
Pay (5)	6-Month EUR-EURIBOR	1.624	Annual	07/04/2042		614,500	0	21,003	21,003	0	(928)
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2023	GBP	843,200	(1,836)	(2,581)	(4,417)	0	(3,205)
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	06/20/2028		161,600	5,249	(4,652)	597	0	(773)
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/19/2028		783,000	17,687	(12,643)	5,044	0	(4,106)
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	06/20/2048		388,800	16,639	(14,259)	2,380	0	(2,876)
Receive (5)	6-Month GBP-LIBOR	1.750	Semi-Annual	09/19/2048		262,300	(13,119)	(8,024)	(21,143)	0	(2,201)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	744,440,000	(43,742)	(5,022)	(48,764)	4,504	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		72,760,000	(3,786)	2,028	(1,758)	242	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	01/18/2028		1,660,000	17	(129)	(112)	6	0
Receive	6-Month JPY-LIBOR	0.285	Semi-Annual	01/25/2028		13,550,000	972	(990)	(18)	48	0
Receive	6-Month JPY-LIBOR	0.351	Semi-Annual	02/08/2028		2,510,000	0	(155)	(155)	9	0
Receive	6-Month JPY-LIBOR	0.301	Semi-Annual	02/13/2028		4,700,000	297	(364)	(67)	16	0
Receive	6-Month JPY-LIBOR	0.354	Semi-Annual	02/16/2028		5,120,000	0	(324)	(324)	18	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		38,460,000	2,759	(2,987)	(228)	137	0
Receive (5)	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028		2,880,000	47	(232)	(185)	12	0
Receive (5)	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028		26,590,000	(23)	(2,160)	(2,183)	111	0

							$79,998	$4,304	$84,302	$5,829	$(22,710)

Total Swap Agreements							$210,745	$15,648	$226,393	$13,107	$(22,959)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$328	$58,108	$13,107	$71,543	$(1,626)	$(53,807)	$(22,959)	$(78,392)

(q)	Securities with an aggregate market value of $978,527 and cash of $128,022 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

34	See Accompanying Notes

March 31, 2018

(r)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	04/2018	AUD	12,310	$	9,658	$203	$0
	07/2018	DKK	63,425		10,228	0	(311)
BOA	04/2018	ARS	4,080		197	0	(4)
	04/2018	AUD	27,406		21,577	527	0
	04/2018	DKK	3,301,068		515,918	0	(28,939)
	04/2018	EUR	16,100		19,905	82	0
	04/2018	JPY	42,063,100		398,637	3,294	0
	04/2018	RUB	2,459,768		43,116	294	0
	04/2018	SEK	978,128		119,434	2,290	0
	04/2018	$	1,448	AUD	1,878	0	(5)
	04/2018		58,494	DKK	366,273	1,961	0
	04/2018		1,225,916	GBP	867,148	0	(9,306)
	04/2018		172,054	RUB	10,161,834	5,044	0
	05/2018	ARS	80,340	$	3,845	0	(59)
	05/2018	GBP	867,148		1,227,372	9,262	0
	05/2018	NOK	1,546,425		200,634	3,111	0
	05/2018	$	80,023	SEK	654,103	0	(1,522)
	05/2018		5,424	ZAR	65,550	87	0
	06/2018	JPY	78,850,000	$	747,213	2,855	0
	06/2018	RUB	4,988,773		86,510	119	0
	06/2018	$	52,713	RUB	3,039,979	0	(70)
	06/2018		9,234	TWD	267,010	12	0
	07/2018	BRL	21,800	$	6,429	0	(122)
	07/2018	DKK	435,680		66,988	0	(5,410)
	07/2018	EUR	5,400		6,717	27	0
	08/2018		232,100		287,281	0	(1,583)
	10/2018	BRL	317,300		94,353	0	(235)
	10/2018	DKK	4,472,758		726,517	0	(22,315)
BPS	04/2018	ARS	33,850		1,626	0	(43)
	04/2018	BRL	677,200		179,368	0	(25,754)
	04/2018	DKK	717,124		109,021	0	(9,344)
	04/2018	EUR	113,743		140,992	1,037	0
	04/2018	JPY	3,560,000		32,160	0	(1,335)
	04/2018	$	203,743	BRL	677,200	1,379	0
	04/2018		165,569	RUB	9,889,765	6,716	0
	05/2018	JPY	1,470,900	$	13,813	0	(44)
	06/2018		46,580,000		439,459	0	(34)
	06/2018	TWD	3,531,412		122,181	0	(103)
	06/2018	$	21,869	KRW	23,378,930	183	0
	06/2018		3,494	TWD	100,994	3	0
	10/2018	BRL	14,600	$	4,340	0	(13)
BRC	04/2018	EUR	21,800		27,056	215	0
	04/2018	GBP	192,300		269,024	0	(956)
	04/2018	RUB	2,188,354		38,118	42	0
	04/2018	$	91,584	SEK	753,425	0	(1,351)
	05/2018	ARS	35,930	$	1,715	0	(30)
	05/2018	NOK	293,875		38,213	677	0
	06/2018	$	6,430	KRW	6,821,587	4	0
BSH	04/2018	BRL	2,287,000	$	688,068	0	(4,658)
	04/2018	$	700,875	BRL	2,287,000	0	(8,149)
	07/2018	BRL	1,345,000	$	405,963	1,798	(6)
	10/2018		4,403,000		1,310,092	7,178	(9,629)
CBK	04/2018	ARS	163,200		8,067	20	0
	04/2018	AUD	10,710		8,289	63	0
	04/2018	BRL	348,898		104,797	0	(883)
	04/2018	CAD	9,200		7,031	0	(110)
	04/2018	CHF	433		459	6	0
	04/2018	DKK	350,074		54,167	14	(3,628)
	04/2018	EUR	126,357		156,325	706	(24)
	04/2018	GBP	551,067		766,159	0	(7,052)
	04/2018	JPY	66,702,100		631,157	4,050	0
	04/2018	RUB	7,907,964		137,802	302	(276)
	04/2018	$	104,970	BRL	348,898	711	0
	04/2018		27,398	DKK	165,470	0	(86)
	04/2018		45,437	EUR	36,835	0	(113)
	04/2018		1,497	JPY	159,600	3	0
	04/2018		146,702	RUB	8,389,107	0	(474)
	05/2018	JPY	137,358,200	$	1,270,055	641	(24,016)
	05/2018	MXN	415,081		22,065	0	(637)
	05/2018	TRY	9,460		2,411	48	0
	05/2018	$	98,557	BRL	328,898	824	0
	05/2018		423,882	JPY	44,948,000	0	(774)
	05/2018		127,691	RUB	7,425,878	1,089	0
	06/2018	JPY	134,710,000	$	1,275,245	3,921	(193)
	06/2018	$	855	IDR	11,836,335	2	0
	06/2018		40,864	KRW	43,439,658	110	0
	06/2018		25,985	TWD	751,252	29	0
	07/2018	BRL	20,000	$	5,906	0	(104)
	07/2018	DKK	719,958		110,822	0	(8,814)
	07/2018	$	5,899	DKK	35,408	0	(16)
	10/2018	BRL	105,000	$	30,818	0	(483)
	10/2018	DKK	104,590		17,137	0	(374)
	11/2018	NGN	284,250		750	0	(8)

See Accompanying Notes	35

Schedule of Investments PIMCO Total Return Fund (Cont.)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
DUB	04/2018	BRL	1,411,792	$	424,753	$0	$(2,875)
	04/2018	CAD	105,600		81,883	0	(83)
	04/2018	EUR	773,195		955,479	4,075	0
	04/2018	JPY	9,843,100		92,527	0	(84)
	04/2018	$	58,531	AUD	75,631	0	(442)
	04/2018		430,053	BRL	1,411,792	0	(2,425)
	05/2018	AUD	75,631	$	58,537	448	0
	05/2018	BRL	940,449		284,627	456	0
	05/2018	EUR	21,800		27,006	104	0
	05/2018	$	76,453	NOK	594,225	0	(553)
	06/2018		211,094	TWD	6,115,806	683	0
FBF	04/2018	ARS	44,500	$	2,177	0	(17)
	04/2018	BRL	940,449		282,944	0	(1,915)
	04/2018	KRW	18,041,071		16,845	0	(81)
	04/2018	RUB	23,237,366		403,820	713	(1,296)
	04/2018	TWD	2,379,186		81,591	0	(8)
	04/2018	$	285,417	BRL	940,449	0	(558)
	04/2018		16,916	KRW	18,041,071	10	0
	04/2018		124,784	RUB	7,067,057	0	(1,527)
	04/2018		81,766	TWD	2,379,186	0	(167)
	05/2018	BRL	940,449	$	284,586	415	0
	05/2018	$	577,248	JPY	60,888,000	0	(4,092)
	06/2018		18,416	KRW	19,713,832	179	0
	06/2018		122,497	RUB	7,029,900	0	(760)
GLM	04/2018	BRL	2,030,300	$	614,302	2,396	(3,067)
	04/2018	CAD	462,434		358,411	470	(1,022)
	04/2018	DKK	2,784,427		414,556	0	(45,027)
	04/2018	EUR	31,264		38,589	120	0
	04/2018	GBP	979,705		1,369,701	0	(4,825)
	04/2018	JPY	36,742,600		349,794	4,463	0
	04/2018	RUB	12,302,626		215,061	834	(150)
	04/2018	$	617,017	BRL	2,030,300	0	(2,046)
	04/2018		3,839	EUR	3,093	0	(33)
	04/2018		464,912	GBP	331,201	1,418	(1,654)
	04/2018		1,800,284	JPY	189,520,800	0	(19,045)
	04/2018		366,059	RUB	21,169,516	5,373	(2,380)
	05/2018	ARS	38,700	$	1,848	0	(32)
	05/2018	EUR	59,250		73,291	187	0
	05/2018	GBP	233,638		329,644	1,519	(78)
	05/2018	JPY	6,859,100		64,599	0	(52)
	05/2018	$	328,479	JPY	34,902,900	72	0
	05/2018		22,877	MXN	432,195	761	0
	06/2018	CNH	21,997	$	3,462	0	(32)
	06/2018	EUR	87,600		110,216	1,735	0
	06/2018	$	206,801	KRW	223,563,619	4,074	0
	06/2018		1,589	MYR	6,243	26	0
	06/2018		159,109	RUB	9,134,279	0	(930)
	06/2018		77,003	TWD	2,235,406	404	0
	07/2018	DKK	163,331	$	26,566	0	(575)
	07/2018	$	128,134	RUB	7,390,639	109	(676)
	10/2018	BRL	2,093,400	$	624,989	942	0
	10/2018	DKK	736,300		119,470	0	(3,804)
HUS	04/2018	ARS	50,110		2,448	0	(23)
	04/2018	BRL	1,161,600		338,702	0	(13,143)
	04/2018	CAD	219,737		170,996	1,516	(1,108)
	04/2018	DKK	186,410		27,746	0	(3,022)
	04/2018	EUR	71,900		88,919	286	0
	04/2018	RUB	26,482,170		460,646	694	(1,628)
	04/2018	SEK	2,108,090		257,036	4,564	0
	04/2018	TWD	2,379,186		81,787	188	0
	04/2018	$	2,354	AUD	3,013	0	(39)
	04/2018		351,702	BRL	1,161,600	1,716	(1,572)
	04/2018		854,010	RUB	49,366,729	9,033	(3,035)
	04/2018		305,826	SEK	2,508,990	0	(5,341)
	04/2018		81,591	TWD	2,379,186	8	0
	05/2018	ARS	19,030	$	911	0	(14)
	05/2018	$	489,501	SEK	4,022,280	0	(6,775)
	06/2018	JPY	17,220,000	$	163,543	984	0
	06/2018	RUB	2,405,932		41,886	222	0
	06/2018	$	665,847	KRW	719,030,221	12,374	0
	06/2018		189,669	RUB	10,888,891	56	(1,162)
	06/2018		169,019	TWD	4,881,537	137	(119)
	07/2018	DKK	30,754	$	4,604	0	(507)
	07/2018	EUR	120,600		146,570	0	(2,862)
	10/2018	NGN	1,127,400		3,000	0	(27)
	03/2019	EUR	58,400		74,478	559	0
IND	04/2018	CAD	17,333		13,434	0	(21)
	04/2018	$	812,503	GBP	584,453	7,485	0
	04/2018		766	SEK	6,253	0	(17)
JPM	04/2018	AUD	38,928	$	30,309	410	0
	04/2018	BRL	3,376,580		997,172	0	(25,585)
	04/2018	CAD	507,736		392,329	528	(2,349)
	04/2018	DKK	1,805,663		282,471	227	(15,789)
	04/2018	EUR	96,104		118,717	340	(30)
	04/2018	GBP	381,429		528,216	0	(6,930)
	04/2018	JPY	85,507,700		769,734	550	(34,712)
	04/2018	NZD	22,195		16,274	234	0

36	See Accompanying Notes

March 31, 2018

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
	04/2018	RUB	33,348,378	$	581,362	$871	$(533)
	04/2018	SEK	2,705,630		330,901	6,865	0
	04/2018	$	1,017,360	BRL	3,376,580	6,448	(1,051)
	04/2018		256,866	CAD	330,625	0	(229)
	04/2018		9,893	GBP	7,116	91	0
	04/2018		202,741	SEK	1,666,500	0	(3,155)
	05/2018	CAD	327,467	$	254,541	211	0
	05/2018	JPY	4,193,900		39,401	0	(128)
	05/2018	NGN	6,528,467		17,279	0	(683)
	05/2018	NOK	531,430		69,288	1,409	0
	05/2018	RUB	10,696,157		185,950	457	0
	05/2018	$	631,711	CAD	814,477	859	0
	05/2018		141,561	NOK	1,105,285	289	(673)
	05/2018		290,733	SEK	2,424,540	243	0
	06/2018	EUR	15,100	$	18,709	42	0
	06/2018	JPY	41,710,000		393,713	171	0
	06/2018	NGN	1,564,550		4,150	0	(135)
	06/2018	RUB	11,044,682		192,189	928	0
	06/2018	$	116,056	TWD	3,355,599	141	0
	07/2018	DKK	85,400	$	13,206	0	(985)
	07/2018	$	117,680	DKK	734,351	4,348	0
	09/2018	NGN	1,131,600	$	3,000	0	(50)
	10/2018	BRL	320,700		94,952	0	(649)
	10/2018	NGN	3,874,100		10,250	0	(148)
	11/2018		3,947,942		10,500	15	(13)
MSB	04/2018	ARS	35,550		1,721	0	(32)
	04/2018	BRL	277,278		80,943	0	(3,044)
	04/2018	EUR	127,496		157,986	819	0
	04/2018	JPY	117,833,000		1,106,961	0	(555)
	04/2018	RUB	10,641,444		186,194	862	0
	04/2018	$	85,046	BRL	277,278	16	(1,076)
	04/2018		47,714	RUB	2,745,941	135	0
	05/2018	JPY	315,230,000	$	2,924,263	0	(45,631)
	06/2018		320,000		3,033	12	0
	06/2018	RUB	1,179,955		20,496	63	0
	06/2018	$	66,098	KRW	71,611,697	1,449	0
	07/2018	BRL	22,500	$	6,629	0	(132)
	10/2018	NGN	281,437		750	0	(6)
NAB	04/2018	CAD	3,566		2,764	0	(4)
	04/2018	$	127,511	EUR	103,226	0	(497)
	06/2018	EUR	103,500	$	128,434	485	0
	03/2019		14,800		18,804	71	0
NGF	04/2018	BRL	1,888,890		563,810	0	(8,329)
	04/2018	$	568,292	BRL	1,888,890	3,847	0
	05/2018		300,282		1,000,000	1,883	0
RBC	04/2018		4,763	CAD	6,150	10	0
	04/2018		45,740	GBP	32,883	395	0
	04/2018		104,607	SEK	856,680	0	(2,008)
	06/2018		47,402	KRW	51,151,645	847	0
RYL	04/2018	ARS	7,600	$	375	1	0
	05/2018	$	85,436	NOK	664,320	0	(583)
	08/2018	EUR	59,200	$	73,121	0	(557)
SCX	04/2018	BRL	1,509,106		406,396	0	(50,708)
	04/2018	KRW	310,972,143		290,370	0	(1,376)
	04/2018	$	462,701	BRL	1,509,106	617	(6,214)
	04/2018		289,487	KRW	310,972,143	2,259	0
	05/2018	NGN	5,650,056	$	15,030	0	(547)
	05/2018	$	92,370	BRL	309,106	1,031	0
	06/2018	EUR	3,200	$	4,018	65	0
	06/2018	THB	372,860		11,759	0	(196)
	06/2018	TWD	19,549,270		671,773	0	(5,173)
	06/2018	$	6,572	INR	432,804	22	0
	06/2018		290,900	KRW	310,972,143	2,423	0
	06/2018		2,301	SGD	3,023	9	0
	06/2018		53,514	TWD	1,548,100	93	0
	07/2018	BRL	109,106	$	32,580	0	(206)
	08/2018	EUR	69,400		87,261	1,079	0
	08/2018	NGN	3,033,300		8,080	0	(145)
	09/2018		2,656,816		7,040	0	(119)
	10/2018	DKK	2,713,888		441,163	0	(13,198)
	10/2018	NGN	2,838,660		7,518	0	(96)
	11/2018		704,222		1,838	0	(44)
SOG	05/2018	ILS	25,579		7,560	252	0
	06/2018	KRW	971,332,210		918,127	1,923	0
	10/2018	DKK	3,421,655		562,817	0	(10,039)
SSB	04/2018	BRL	165,027		49,650	0	(336)
	04/2018	DKK	256,000		40,901	0	(1,353)
	04/2018	$	50,801	BRL	165,027	0	(815)
	04/2018		59,716	DKK	361,542	0	(41)
	04/2018		942,699	EUR	758,101	0	(9,893)
	05/2018	EUR	758,101	$	944,674	9,942	0
	10/2018	DKK	361,542		60,603	73	0
TOR	04/2018	BRL	388,890		115,422	0	(2,372)
	04/2018	CAD	28,600		22,167	0	(34)
	04/2018	DKK	2,055,552		300,585	0	(38,693)
	04/2018	$	117,002	BRL	388,890	792	0
	10/2018	DKK	1,170,452	$	189,900	0	(6,057)
	10/2018	$	341	DKK	2,205	28	0

See Accompanying Notes	37

Schedule of Investments PIMCO Total Return Fund (Cont.)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
UAG	04/2018	BRL	117,443	$	35,334	$0	$(239)
	04/2018	CAD	245,469		190,484	74	(124)
	04/2018	DKK	2,340,255		374,764	206	(11,712)
	04/2018	EUR	9,100		11,247	43	0
	04/2018	JPY	60,067,900		557,078	3,762	(11,457)
	04/2018	KRW	67,955,001		63,718	0	(36)
	04/2018	RUB	5,301,590		92,469	30	0
	04/2018	$	8,270	AUD	10,710	0	(44)
	04/2018		36,054	BRL	117,443	0	(481)
	04/2018		348,228	JPY	36,742,600	0	(2,897)
	04/2018		62,747	KRW	67,955,001	1,007	0
	04/2018		16,183	NZD	22,195	0	(143)
	04/2018		13,275	RUB	761,653	0	(3)
	05/2018	AUD	10,710	$	8,271	45	0
	05/2018	EUR	22,750		28,175	121	(17)
	05/2018	JPY	137,892,600		1,286,362	3,137	(15,591)
	05/2018	NZD	22,195		16,180	141	0
	05/2018	$	291,995	JPY	30,610,900	0	(3,847)
	06/2018	JPY	111,670,000	$	1,054,543	1,404	(720)
	06/2018	KRW	498,718,932		471,156	742	0
	06/2018	$	104,677	RUB	5,926,579	0	(2,047)
	07/2018	DKK	551,015	$	88,429	0	(3,134)

Total Forward Foreign Currency Contracts						$200,639	$(678,549)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC CDX.IG-29 5-Year Index	Buy	1.200%	04/18/2018	$321,000	$48	$6
	Put - OTC CDX.IG-29 5-Year Index	Buy	1.300%	04/18/2018	107,000	16	1
	Put - OTC CDX.IG-29 5-Year Index	Buy	1.300%	05/16/2018	616,000	92	96
	Put - OTC CDX.IG-30 5-Year Index	Buy	1.600%	06/20/2018	378,600	57	58

						$213	$161

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.945%	12/09/2019	$84,000	$4,032	$5,294
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930%	08/20/2018	184,000	19,530	5,117
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940%	08/20/2018	154,200	15,081	4,149
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930%	12/09/2019	20,000	920	1,289
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.943%	12/12/2019	60,200	2,889	3,822
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905%	08/20/2018	292,500	28,968	8,823

							$71,420	$28,494

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	$ 68.000	04/05/2018	$35,300	$2	$0
	Put - OTC Fannie Mae, TBA 3.500% due 04/01/2048	73.000	04/05/2018	692,700	27	0
	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	73.000	05/07/2018	1,200,000	47	0
	Put - OTC Fannie Mae, TBA 4.000% due 04/01/2048	76.500	04/05/2018	180,000	7	0
FBF	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	79.000	04/05/2018	100,000	4	0
JPM	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	69.000	05/07/2018	101,100	4	0
SAL	Put - OTC Fannie Mae, TBA 3.000% due 05/01/2048	67.000	05/07/2018	1,000,000	39	0
	Put - OTC Fannie Mae, TBA 3.000% due 05/01/2048	70.000	05/07/2018	970,000	38	0
	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	74.000	05/07/2018	750,000	29	0
	Put - OTC Fannie Mae, TBA 3.500% due 05/01/2048	78.000	05/07/2018	1,000,000	39	0

					$236	$0

Total Purchased Options					$71,869	$28,655

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800%	04/18/2018	$ 371,800	$(476)	$(58)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850%	05/16/2018	62,300	(57)	(45)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900%	06/20/2018	101,200	(111)	(117)
BPS	Put - OTC CDX.IG-30 5-Year Index	Sell	0.800%	06/20/2018	605,000	(1,029)	(1,035)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900%	06/20/2018	66,800	(101)	(77)
CBK	Put - OTC CDX.IG-29 5-Year Index	Sell	0.850%	04/18/2018	343,500	(343)	(39)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900%	06/20/2018	47,600	(56)	(55)
DUB	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800%	04/18/2018	349,700	(420)	(55)
	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800%	05/16/2018	43,700	(55)	(23)
	Put - OTC CDX.IG-30 5-Year Index	Sell	0.950%	07/18/2018	107,100	(178)	(151)

38	See Accompanying Notes

March 31, 2018

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Put - OTC CDX.IG-29 5-Year Index	Sell	0.800%	05/16/2018	$ 98,100	$(132)	$(52)
GST	Put - OTC CDX.IG-30 5-Year Index	Sell	0.850%	06/20/2018	46,500	(74)	(65)
JPM	Put - OTC CDX.IG-30 5-Year Index	Sell	0.900%	06/20/2018	164,100	(214)	(190)

						$(3,246)	$(1,962)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount			Premiums (Received)	Market Value
GLM	Call - OTC USD versus BRL	BRL	3.300	04/11/2018	$		165,100	$(1,162)	$(1,299)
	Call - OTC USD versus BRL		3.305	04/25/2018			347,500	(3,292)	(3,913)
JPM	Call - OTC USD versus BRL		3.330	04/12/2018			176,400	(1,764)	(828)
MSB	Call - OTC USD versus MXN	MXN	19.230	04/11/2018			225,900	(1,898)	(33)
	Call - OTC USD versus MXN		19.550	04/12/2018			150,100	(1,255)	(10)
	Call - OTC USD versus MXN		19.250	04/25/2018			105,100	(1,163)	(102)
	Call - OTC USD versus MXN		19.350	04/27/2018			234,800	(2,571)	(214)
	Call - OTC USD versus SEK	SEK	8.340	04/25/2018			336,600	(1,408)	(2,877)
RYL	Put - OTC AUD versus USD	$	0.768	04/12/2018		AUD	298,550	(1,236)	(1,351)
	Call - OTC AUD versus USD		0.807	04/12/2018			298,550	(1,361)	(3)

								$(17,110)	$(10,630)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,757,700	$(14,866)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	4,179,400	(37,277)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	483,000	(6,231)	0
	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	09/09/2024	100,000	(1,710)	(105)
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	631,100	(4,733)	0
	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	486,300	(4,766)	0
JPM	Cap - OTC CPURNSA	237.900	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	08/22/2024	200,000	(990)	(20)
	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	09/08/2024	100,000	(475)	(11)

						$(71,048)	$(136)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	12/09/2019	$369,200	$(4,033)	$(6,878)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	08/20/2018	1,489,600	(34,723)	(9,924)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	12/09/2019	88,200	(926)	(1,643)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	12/12/2019	264,700	(2,888)	(4,951)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	08/20/2018	1,287,100	(28,717)	(8,575)

							$(71,287)	$(31,971)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	$100.242	05/07/2018	$ 360,100	$(999)	$(1,383)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	100.305	05/07/2018	186,400	(488)	(662)
FBF	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	95.969	04/05/2018	165,000	(754)	(2)
	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	95.973	04/05/2018	346,000	(1,581)	(4)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	100.500	05/07/2018	223,800	(621)	(613)
GSC	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	100.234	05/07/2018	353,000	(1,158)	(1,369)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	100.445	05/07/2018	117,500	(308)	(347)
JPM	Put - OTC Fannie Mae, TBA 3.500% due 04/01/2048	99.352	04/05/2018	337,000	(1,856)	(24)
	Put - OTC Fannie Mae, TBA 3.500% due 04/01/2048	99.359	04/05/2018	250,000	(1,367)	(18)
	Call - OTC Fannie Mae, TBA 3.500% due 05/01/2048	100.426	05/07/2018	39,700	(110)	(120)
SAL	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	97.477	04/05/2018	281,000	(944)	(513)
	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	97.508	04/05/2018	368,000	(1,265)	(722)
	Put - OTC Fannie Mae, TBA 3.000% due 04/01/2048	97.531	04/05/2018	186,000	(639)	(385)

					$(12,090)	$(6,162)

Total Written Options					$(174,781)	$(50,861)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN, U.S. MUNICIPAL AND U.S. TREASURY OBLIGATION ISSUES - SELL PROTECTION (1)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2019	0.298%	$	28,400	$239	$14	$253	$0
	Mexico Government International Bond	1.000%	Quarterly	12/20/2018	0.317%		171,300	(250)	1,164	914	0

See Accompanying Notes	39

Schedule of Investments PIMCO Total Return Fund (Cont.)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	Quarterly	06/20/2018	0.426%	$	2,900	$(419)	$424	$5	$0
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.754%		47,700	(5,272)	5,488	216	0
	Petrobras Global Finance BV	1.000%	Quarterly	03/20/2020	0.802%		1,800	(276)	284	8	0
	Petrobras Global Finance BV	1.000%	Quarterly	09/20/2020	0.965%		10,000	(2,119)	2,131	12	0
BRC	Mexico Government International Bond	1.000%	Quarterly	12/20/2018	0.317%		88,200	(219)	690	471	0
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.754%		8,300	(1,479)	1,517	38	0
CBK	California State General Obligation Bonds, Series 2003	1.000%	Quarterly	06/20/2024			10,000	23	278	301	0
DUB	Colombia Government International Bond	1.000%	Quarterly	06/20/2019	0.298%		45,000	287	114	401	0
GST	California State General Obligation Bonds, Series 2003	1.000%	Quarterly	06/20/2024			85,000	261	2,297	2,558	0
	Ohio State General Obligation Bonds, Series 2007	1.000%	Quarterly	09/20/2024			10,000	102	242	344	0
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.754%		11,400	(1,214)	1,266	52	0
	Petrobras Global Finance BV	1.000%	Quarterly	03/20/2020	0.802%		100	(16)	16	0	0
	Qatar Government International Bond	1.000%	Quarterly	12/20/2018	0.220%		36,800	185	37	222	0
HUS	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.754%		2,400	(221)	232	11	0
	Petrobras Global Finance BV	1.000%	Quarterly	03/20/2020	0.802%		2,300	(420)	430	10	0
	U.S. Treasury Notes	0.250%	Quarterly	12/20/2018		EUR	25,000	(86)	126	40	0
JPM	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.754%	$	8,800	(993)	1,033	40	0
MYC	California State General Obligation Bonds, Series 2003	1.000%	Quarterly	06/20/2024			10,000	16	285	301	0
	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2019	0.754%		94,500	(8,746)	9,174	428	0

								$(20,617)	$27,242	$6,625	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$ 16,878	$(3,748)	$2,428	$0	$(1,320)
CBK	MCDX-25 5-Year Index	1.000%	Quarterly	12/20/2020	70,750	(131)	1,500	1,369	0
	MCDX-26 5-Year Index	1.000%	Quarterly	06/20/2021	61,950	96	1,238	1,334	0
GST	CMBX.NA.AAA.9 Index	0.500%	Monthly	09/17/2058	21,400	(798)	790	0	(8)
	MCDX-25 5-Year Index	1.000%	Quarterly	12/20/2020	201,800	(373)	4,278	3,905	0
	MCDX-26 5-Year Index	1.000%	Quarterly	06/20/2021	87,000	208	1,666	1,874	0
JPS	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	17,500	(665)	786	121	0
	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	4,000	(183)	199	16	0
	CMBX.NA.AAA.9 Index	0.500%	Monthly	09/17/2058	7,600	(315)	312	0	(3)
MEI	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	74,000	(3,879)	4,390	511	0
	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	9,600	(498)	536	38	0

						$(10,286)	$18,123	$9,168	$(1,331)

INTEREST RATE SWAPS

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPS	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.700%	Maturity	04/05/2018	$820,000	$0	$(159)	$0	$(159)
Pay		3-Month MTGEFNCL versus USSW10 Index Spread	0.690%	Maturity	04/19/2018	350,000	0	(10)	0	(10)
SAL	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.700%	Maturity	04/04/2018	1,000,000	0	(199)	0	(199)
Pay		3-Month MTGEFNCL versus USSW10 Index Spread	0.698%	Maturity	04/12/2018	1,690,000	0	(231)	0	(231)
Pay		3-Month MTGEFNCL versus USSW10 Index Spread	0.640%	Maturity	07/12/2018	470,000	0	345	345	0

							$0	$(254)	$345	$(599)

Total Swap Agreements							$(30,903)	$45,111	$16,138	$(1,930)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2018:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (5)
AZD	$203	$0	$0	$203	$(311)	$0	$0	$(311)	$(108)	$346	$238
BOA	28,965	5,294	1,167	35,426	(69,570)	(7,098)	0	(76,668)	(41,242)	38,859	(2,383)
BPS	9,318	0	241	9,559	(36,670)	(1,112)	0	(37,782)	(28,223)	34,393	6,170
BRC	938	0	509	1,447	(2,337)	0	(1,320)	(3,657)	(2,210)	3,207	997

40	See Accompanying Notes

March 31, 2018

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (5)
BSH	$8,976	$0	$0	$8,976	$(22,442)	$0	$0	$(22,442)	$(13,466)	$0	$(13,466)
CBK	12,539	0	3,004	15,543	(48,065)	(199)	0	(48,264)	(32,721)	45,491	12,770
DUB	5,766	0	401	6,167	(6,462)	(229)	0	(6,691)	(524)	3,652	3,128
FAR	0	0	0	0	0	(2,045)	0	(2,045)	(2,045)	1,769	(276)
FBF	1,317	0	0	1,317	(10,421)	(671)	0	(11,092)	(9,775)	2,027	(7,748)
GLM	24,903	14,377	0	39,280	(85,428)	(21,730)	0	(107,158)	(67,878)	82,507	14,629
GSC	0	0	0	0	0	(1,716)	0	(1,716)	(1,716)	1,519	(197)
GST	0	0	8,955	8,955	0	(65)	(8)	(73)	8,882	(8,890)	(8)
HUS	32,337	0	61	32,398	(40,377)	0	0	(40,377)	(7,979)	12,371	4,392
IND	7,485	0	0	7,485	(38)	0	0	(38)	7,447	(11,760)	(4,313)
JPM	25,677	161	40	25,878	(93,827)	(1,211)	0	(95,038)	(69,160)	58,538	(10,622)
JPS	0	0	137	137	0	0	(172)	(172)	(35)	0	(35)
MEI	0	0	549	549	0	0	0	0	549	(580)	(31)
MSB	3,356	0	0	3,356	(50,476)	(3,236)	0	(53,712)	(50,356)	61,999	11,643
MYC	0	8,823	729	9,552	0	(8,575)	0	(8,575)	977	(3,445)	(2,468)
NAB	556	0	0	556	(501)	0	0	(501)	55	0	55
NGF	5,730	0	0	5,730	(8,329)	0	0	(8,329)	(2,599)	3,718	1,119
RBC	1,252	0	0	1,252	(2,008)	0	0	(2,008)	(756)	430	(326)
RYL	1	0	0	1	(1,140)	(1,354)	0	(2,494)	(2,493)	(348)	(2,841)
SAL	0	0	345	345	0	(1,620)	(430)	(2,050)	(1,705)	2,199	494
SCX	7,598	0	0	7,598	(78,022)	0	0	(78,022)	(70,424)	75,539	5,115
SOG	2,175	0	0	2,175	(10,039)	0	0	(10,039)	(7,864)	3,587	(4,277)
SSB	10,015	0	0	10,015	(12,438)	0	0	(12,438)	(2,423)	2,642	219
TOR	820	0	0	820	(47,156)	0	0	(47,156)	(46,336)	48,800	2,464
UAG	10,712	0	0	10,712	(52,492)	0	0	(52,492)	(41,780)	31,308	(10,472)

Total Over the Counter	$200,639	$28,655	$16,138	$245,432	$(678,549)	$(50,861)	$(1,930)	$(731,340)

(s)	Securities with an aggregate market value of $523,853 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$328	$328
Futures	0	0	0	0	58,108	58,108
Swap Agreements	0	7,278	0	0	5,829	13,107

	$0	$7,278	$0	$0	$64,265	$71,543

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$200,639	$0	$200,639
Purchased Options	0	161	0	0	28,494	28,655
Swap Agreements	0	15,793	0	0	345	16,138

	$0	$15,954	$0	$200,639	$28,839	$245,432

	$0	$23,232	$0	$200,639	$93,104	$316,975

See Accompanying Notes	41

Schedule of Investments PIMCO Total Return Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1,626	$1,626
Futures	0	0	0	0	53,807	53,807
Swap Agreements	0	249	0	0	22,710	22,959

	$0	$249	$0	$0	$78,143	$78,392

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$678,549	$0	$678,549
Written Options	0	1,962	0	10,630	38,269	50,861
Swap Agreements	0	1,331	0	0	599	1,930

	$0	$3,293	$0	$689,179	$38,868	$731,340

	$0	$3,542	$0	$689,179	$117,011	$809,732

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended March 31, 2018:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$(5,402)	$(5,402)
Written Options	0	0	0	0	10,046	10,046
Futures	0	0	0	0	(222,793)	(222,793)
Swap Agreements	0	16,755	0	0	185,756)	(169,001)

	$0	$16,755	$0	$0	$(403,905)	$(387,150)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(1,534,638)	$0	$(1,534,638)
Purchased Options	0	0	0	(254)	(9,394)	(9,648)
Written Options	0	0	0	146,708	19,979	166,687
Swap Agreements	0	33,904	0	0	(300)	33,604

	$0	$33,904	$0	$(1,388,184)	$10,285	$(1,343,995)

	$0	$50,659	$0	$(1,388,184)	$(393,620)	$(1,731,145)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$2,010	$2,010
Written Options	0	0	0	0	1,206	1,206
Futures	0	0	0	0	(96,123)	(96,123)
Swap Agreements	0	3,611	0	0	187,017	190,628

	$0	$3,611	$0	$0	$94,110	$97,721

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$505,224	$0	$505,224
Purchased Options	0	(52)	0	0	(8,566)	(8,618)
Written Options	0	1,284	0	1,171	(3,118)	(663)
Swap Agreements	0	(6,588)	0	0	(254)	(6,842)

	$0	$(5,356)	$0	$506,395	$(11,938)	$489,101

	$0	$(1,745)	$0	$506,395	$82,172	$586,822

42	See Accompanying Notes

March 31, 2018

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$491,780	$76,185	$567,965
Corporate Bonds & Notes
Banking & Finance	0	17,116,114	99,216	17,215,330
Industrials	0	2,222,114	37,240	2,259,354
Utilities	0	797,140	0	797,140
Municipal Bonds & Notes
Alabama	0	13,189	0	13,189
California	0	81,747	0	81,747
Connecticut	0	182	0	182
Georgia	0	62,873	0	62,873
Illinois	0	62,480	0	62,480
Iowa	0	23,039	0	23,039
Massachusetts	0	17,122	0	17,122
Michigan	0	274	0	274
New Jersey	0	3,357	0	3,357
New York	0	5,747	0	5,747
Ohio	0	3,933	0	3,933
Pennsylvania	0	9,741	0	9,741
Rhode Island	0	194	0	194
South Carolina	0	938	0	938
Texas	0	6,821	0	6,821
West Virginia	0	131,950	0	131,950
U.S. Government Agencies	0	34,037,107	1,047	34,038,154
U.S. Treasury Obligations	0	9,158,681	0	9,158,681
Non-Agency Mortgage-Backed Securities	0	5,488,015	2,405,936	7,893,951
Asset-Backed Securities	0	7,467,561	466,285	7,933,846
Sovereign Issues	0	3,750,050	0	3,750,050
Common Stocks
Consumer Discretionary	84	0	0	84
Preferred Securities
Banking & Finance	0	4,240	0	4,240
Short-Term Instruments

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Certificates of Deposit	$129,900	$363,468	$0	$493,368
Commercial Paper	0	2,088,503	0	2,088,503
Repurchase Agreements	0	18,968	0	18,968
Short-Term Notes	0	364,189	32,625	396,814
Argentina Treasury Bills	0	628,733	0	628,733
France Treasury Bills	0	36,793	0	36,793
Germany Treasury Bills	0	6,892	0	6,892
Greece Treasury Bills	0	861,615	0	861,615
Italy Treasury Bills	0	427,428	0	427,428
Japan Treasury Bills	0	11,216,024	0	11,216,024
Nigeria Treasury Bills	0	52,036	0	52,036
Spain Treasury Bills	0	44,692	0	44,692
U.K. Treasury Bills	0	395,191	0	395,191
U.S. Treasury Bills	0	739,664	0	739,664
	$129,984	$98,200,585	$3,118,534	$101,449,103

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$13,209,977	$0	$0	$13,209,977
Total Investments	$13,339,961	$98,200,585	$3,118,534	$114,659,080

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(27,231)	$0	$(27,231)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	58,115	13,428	0	71,543
Over the counter	0	245,432	0	245,432
	$58,115	$258,860	$0	$316,975

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(53,807)	(24,585)	0	(78,392)
Over the counter	0	(731,340)	0	(731,340)
	$(53,807)	$(755,925)	$0	$(809,732)
Total Financial Derivative Instruments	$4,308	$(497,065)	$0	$(492,757)

Totals	$13,344,269	$97,676,289	$3,118,534	$114,139,092

There were no significant transfers among Levels 1 and 2 during the period ended March 31, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2018:

Category and Subcategory	Beginning Balance at 03/31/2017	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2018 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$77,593	$76,457	$(78,000)	$0	$0	$135	$0	$0	$76,185	$119
Corporate Bonds & Notes
Banking & Finance	133,024	81,504	(3,492)	(261)	269	(360)	0	(111,468)	99,216	2,663
Industrials	6,530	36,946	(3,264)	0	(53)	(373)	0	(2,546)	37,240	(312)
U.S. Government Agencies	23,722	0	(4,515)	2	(4)	173	0	(18,331)	1,047	0
Non-Agency Mortgage-Backed Securities	317,304	2,364,837	(290,614)	3	557	16,201	0	(2,352)	2,405,936	15,660
Asset-Backed Securities	152,802	465,902	(65,494)	(6)	(14)	759	0	(87,664)	466,285	693
Short-Term Instruments
Short-Term Notes	0	32,625	0	0	0	0	0	0	32,625	0

	$710,975	$3,058,271	$(445,379)	$(262)	$755	$16,535	$0	$(222,361)	$3,118,534	$18,823

Financial Derivative Instruments - Liabilities
Over the counter	$(60)	$0	$(186)	$0	$186	$60	$0	$0	$0	$0

Totals	$710,915	$3,058,271	$(445,565)	$(262)	$941	$16,595	$0	$(222,361)	$3,118,534	$18,823

See Accompanying Notes	43

Schedule of Investments PIMCO Total Return Fund (Cont.)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2018	Valuation Technique	Unobservable Inputs	Input Value(r) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$12,433	Other Valuation Techniques (3)	—	—
	58,769	Proxy Pricing	Base Price	98.850 - 100.000
	4,983	Third Party Vendor	Broker Quote	100.250 - 100.375
Corporate Bonds & Notes
Banking & Finance	2	Other Valuation Techniques (3)	—	—
	82,948	Proxy Pricing	Base Price	100.000
	16,267	Reference Instrument	OAS Spread	490.400 bps
Industrials	36,547	Reference Instrument	Yield	9.773
	693	Third Party Vendor	Broker Quote	107.300
U.S. Government Agencies	1,047	Proxy Pricing	Base Price	97.940 - 99.226
Non-Agency Mortgage-Backed Securities	18,357	Proxy Pricing	Base Price	$603,897.180
	1,836,405	Proxy Pricing	Base Price	33.930 - 102.033
	551,173	Third Party Vendor	Broker Quote	86.125 - 92.431
Asset-Backed Securities	218,198	Proxy Pricing	Base Price	97.917 -100.000
	248,087	Third Party Vendor	Broker Quote	99.994 - 100.000
Short-Term Instruments
Short-Term Notes	32,625	Third Party Vendor	Broker Quote	100.000

Total	$3,118,534

(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

44	See Accompanying Notes

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO Total Return Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary schedule of investments, of PIMCO Total Return Fund (one of the funds constituting PIMCO Funds, referred to hereafter as the “Fund”) as of March 31, 2018, the related statement of operations for the year ended March 31, 2018, the statement of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2018 (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of March 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2018 and the financial highlights for each of the five years in the period ended March 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 23, 2018

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FICC	Fixed Income Clearing Corporation	NGF	Nomura Global Financial Products, Inc.
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International Inc.
BOA	Bank of America N.A.	GRE	RBS Securities, Inc.	NXN	Natixis New York
BOM	Bank of Montreal	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOS	Banc of America Securities LLC	GST	Goldman Sachs International	RCY	Royal Bank of Canada
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.
BSH	Banco Santander S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank
BSN	Bank of Nova Scotia	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale
CBK	Citibank N.A.	JPS	JP Morgan Securities, Inc.	SSB	State Street Bank and Trust Co.
CIB	Canadian Imperial Bank of Commerce	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A	TOR	Toronto Dominion Bank
FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services, Inc.	UAG	UBS AG Stamford
FBF	Credit Suisse International	NAB	National Australia Bank Ltd.	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	IDR	Indonesian Rupiah	NZD	New Zealand Dollar
AUD	Australian Dollar	ILS	Israeli Shekel	RUB	Russian Ruble
BRL	Brazilian Real	INR	Indian Rupee	SEK	Swedish Krona
CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar
CHF	Swiss Franc	KRW	South Korean Won	THB	Thai Baht
CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	TRY	Turkish New Lira
DKK	Danish Krone	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
EUR	Euro	NGN	Nigerian Naira	USD (or $)	United States Dollar
GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	MSE	Montreal Stock Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	CPI	Consumer Price Index	LIBOR06M	6 Month USD-LIBOR
ABX.HE	Asset-Backed Securities Index - Home Equity	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	LIBOR12M	12 Month USD-LIBOR
BADLARPP	Argentina Badlar Floating Rate Notes	D11COF	Cost of Funds - 11th District of San Francisco	MCDX	Municipal Bond Credit Derivative Index
BP0001M	1 Month GBP-LIBOR	EUR003M	3 Month EUR Swap Rate	MTGEFNCL	FNMA 30-Year Coupon Index
BP0003M	3 Month GBP-LIBOR	EUR006M	6 Month EUR Swap Rate	PRIME	Daily US Prime Rate
BP0006M	6 Month GBP-LIBOR	H15BIN6M	6 Month US Treasury Bill Auction Investment Rate	T1Y	1 Year Treasury
CDX.HY	Credit Derivatives Index - High Yield	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	US0001M	1 Month USD Swap Rate
CDX.IG	Credit Derivatives Index - Investment Grade	H15T3Y	3 Year US Treasury Yield Curve Constant Maturity Rate	US0003M	3 Month USD Swap Rate
CMBX	Commercial Mortgage-Backed Index	H15T5Y	5 Year US Treasury Yield Curve Constant Maturity Rate	US0006M	6 Month USD Swap Rate
COF 11	Cost of Funds - 11th District of San Francisco	LIBOR01M	1 Month USD-LIBOR	US0012M	12 Month USD Swap Rate
COF FD	Cost of Funds - Federal	LIBOR03M	3 Month USD-LIBOR	USSW10	10 Year USSW Rate

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind
AID	Agency International Development	CMBS	Collateralized Mortgage-Backed Security	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	CPI	Collateralized Mortgage-Backed Security	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	DAC	Designated Activity Company	TBA	To-Be-Announced
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	FDIC	Federal Deposit Insurance Corp.	TBD%	Interest rate to be determined when loan settles
BTP	Buoni del Tesoro Poliennali	LIBOR	London Interbank Offered Rate	USSW	USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)
CDI	Brazil Interbank Deposit Rate	OAT	Obligations Assimilables du Trésor	YOY	Year-Over-Year
CDO	Collateralized Debt Obligation

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 11.	Controls and Procedures.

(a)	The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Exhibits.

(a)(1)	Exhibit 99.CODE— Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable to open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ Peter G. Strelow

Peter G. Strelow
President (Principal Executive Officer)

Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow

Peter G. Strelow
President (Principal Executive Officer)

Date: May 29, 2018

By:	/s/ Trent W. Walker

Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: May 29, 2018